UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

ITEM 1.                                                     REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Institutional Index Portfolio

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through smart trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's advanced portfolio design and trading infrastructure.

A look through our semi-annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$101 Billion in Assets Under Management Worldwide as of May 31, 2006

Core Equity	Small Cap	Value	Tax-Managed	Fixed Income
US Core Equity	US Micro Cap	US Small Cap Value	US Small Cap	One-Year
International Core Equity	US Small Cap	US Large Cap Value	US Small Cap Value	Two-Year Global
Emerging Markets Core Equity	International Small Cap	International Small Cap Value	US Equity	Five-Year Government
	Emerging Markets Small Cap	International Value	US Marketwide Value	Five-Year Global
		Emerging Markets Value	International Value	Intermediate Government
				Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

REITs  Real Estate Investment Trusts.

SEC  Securities and Exchange Commission.

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.50	0.10%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.10%	$0.50

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2006

(Amounts in thousands, except share and per share amounts)
(Unaudited)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) (Cost $596,211) at Value†	$755,623
Receivable for Fund Shares Sold	937
Prepaid Expenses and Other Assets	20
Total Assets	756,580
LIABILITIES:
Payables:
Investment Securities Purchased	704
Fund Shares Redeemed	233
Due to Advisor	28
Accrued Expenses and Other Liabilities	62
Total Liabilities	1,027
NET ASSETS	$755,553
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	75,693,553
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.98

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2006

(Amounts in thousands)
(Unaudited)

Investment Income
Dividends	$6,828
Interest	486
Income from Securities Lending	49
Expenses Allocated from Affiliated Investment Company	(161)
Total Investment Income	7,202
Expenses
Administrative Services Fees	183
Accounting & Transfer Agent Fees	12
Legal Fees	5
Audit Fees	1
Filing Fees	18
Shareholders' Reports	27
Directors'/Trustees' Fees & Expenses	3
Other	1
Total Expenses	250
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(46)
Net Expenses	204
Net Investment Income (Loss)	6,998
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(1,413)
Net Realized Gain (Loss) on Futures	662
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	12,211
Futures	(766)
Net Realized and Unrealized Gain (Loss)	10,694
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,692

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,998	$11,152
Net Realized Gain (Loss) on Investment Securities Sold	(1,413)	(4,755)
Net Realized Gain (Loss) on Futures	662	649
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	12,211	44,236
Futures	(766)	(31)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,692	51,251
Distributions From:
Net Investment Income	(6,369)	(11,655)
Total Distributions	(6,369)	(11,655)
Capital Share Transactions (1):
Shares Issued	105,102	164,854
Shares Issued in Lieu of Cash Distributions	6,247	11,452
Shares Redeemed	(59,714)	(57,592)
Net Increase (Decrease) from Capital Share Transactions	51,635	118,714
Total Increase (Decrease) in Net Assets	62,958	158,310
Net Assets
Beginning of Period	692,595	534,285
End of Period	$755,553	$692,595
(1) Shares Issued and Redeemed:
Shares Issued	10,462	17,580
Shares Issued in Lieu of Cash Distributions	632	1,214
Shares Redeemed	(5,952)	(6,115)
	5,142	12,679
Accumulated Net Investment Income (Loss)	$3,826	$3,197

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$9.23	$8.32	$7.36	$8.94	$10.31
Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.17	0.17	0.13	0.11	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15		0.61	0.88	0.95	(1.58)	(1.37)
Total from Investment Operations	0.25		0.78	1.05	1.08	(1.47)	(1.26)
Less Distributions
Net Investment Income	(0.09)		(0.19)	(0.14)	(0.12)	(0.11)	(0.11)
Total Distributions	(0.09)		(0.19)	(0.14)	(0.12)	(0.11)	(0.11)
Net Asset Value, End of Period	$9.98		$9.82	$9.23	$8.32	$7.36	$8.94
Total Return	2.55	%(C)	8.50%	12.66%	14.94%	(16.61)%	(12.31)%
Net Assets, End of Period (thousands)	$755,553		$692,595	$534,285	$398,955	$305,408	$219,629
Ratio of Expenses to Average Net Assets (D)	0.10	%(B)	0.10%	0.10%	0.11%	0.10%	0.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.11	%(B)	0.14%	0.15%	0.16%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.92	%(B)	1.82%	1.96%	1.69%	1.49%	1.22%

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 17% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $14.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other:  The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05% of average daily net assets.

8

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Advisor received reimbursements of $1 (in thousands) of previously waived fees during the six months ended May 31, 2006. At May 31, 2006, approximately $615 of previously waived fees (in thousands) are subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2009.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $10. The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2005.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$11,655	—	$11,655
2004	7,110	—	7,110

As of November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings (Accumulated Losses)
$3,225	$(82,972)	$(79,747)

9

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2008	2009	2010	2011	2012	2013	Total
$692	$51,761	$14,821	$13,996	—	$1,702	$82,972

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$613,202	$158,820	$(16,399)	$142,421

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities and Futures	Unrealized Appreciation (Depreciation) of Investment Securities and Futures	Total Net Assets
$694,219	$3,826	$(101,904)	$159,412	$755,553

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is schduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

10

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

On May 31, 2006, two shareholders held approximately 93% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,026.30	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
10.4%	9.6%	9.9%	20.6%	12.3%	11.7%	15.0%	3.1%	0.9%	3.2%	3.3%	100.0%

13

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*# Comcast Corp. Class A	808,000	$25,961,040	0.6%
Disney (Walt) Co.	832,200	25,382,100	0.6%
# Home Depot, Inc.	802,600	30,595,112	0.7%
Time Warner, Inc.	1,702,100	29,293,141	0.7%
Other Securities		340,086,934	7.6%
Total Consumer Discretionary		451,318,327	10.2%
Consumer Staples — (8.1%)
Altria Group, Inc.	788,500	57,047,975	1.3%
Coca-Cola Co.	778,300	34,268,549	0.8%
PepsiCo, Inc.	625,900	37,841,914	0.9%
Procter & Gamble Co.	1,242,600	67,411,050	1.5%
# Wal-Mart Stores, Inc.	943,800	45,727,110	1.0%
Other Securities		173,979,212	3.9%
Total Consumer Staples		416,275,810	9.4%
Energy — (8.4%)
Chevron Corp.	841,100	50,289,369	1.1%
ConocoPhillips	623,238	39,444,733	0.9%
Exxon Mobil Corp.	2,307,000	140,519,370	3.2%
# Schlumberger, Ltd.	446,400	29,270,448	0.7%
Other Securities		173,334,306	3.9%
Total Energy		432,858,226	9.8%
Financials — (17.4%)
# American Express Co.	467,600	25,418,736	0.6%
# American International Group, Inc.	980,600	59,620,480	1.3%
Bank of America Corp.	1,754,800	84,932,320	1.9%
Citigroup, Inc.	1,885,700	92,965,010	2.1%
# JPMorgan Chase & Co.	1,316,900	56,152,616	1.3%
Merrill Lynch & Co., Inc.	346,900	25,119,029	0.6%
Morgan Stanley	405,700	24,187,834	0.5%
The Goldman Sachs Group, Inc.	164,700	24,861,465	0.6%
U.S. Bancorp	680,400	21,003,948	0.5%
# Wachovia Corp.	613,000	32,795,500	0.7%
# Wells Fargo & Co.	633,200	42,025,484	0.9%
Other Securities		409,105,196	9.3%
Total Financials		898,187,618	20.3%
Health Care — (10.4%)
# Abbott Laboratories	581,300	24,821,510	0.6%
*# Amgen, Inc.	441,500	29,840,985	0.7%
Eli Lilly & Co.	426,900	22,045,116	0.5%
Johnson & Johnson	1,124,400	67,711,368	1.5%
# Medtronic, Inc.	456,000	23,023,440	0.5%
# Merck & Co., Inc.	826,300	27,507,527	0.6%
Pfizer, Inc.	2,779,900	65,772,434	1.5%
UnitedHealth Group, Inc.	512,400	22,525,104	0.5%
Wyeth	507,800	23,226,772	0.5%
Other Securities		228,086,977	5.2%
Total Health Care		534,561,233	12.1%

14

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
# 3M Co.	285,200	$23,859,832	0.5%
Boeing Co.	302,400	25,174,800	0.6%
# General Electric Co.	3,938,000	134,915,880	3.0%
United Parcel Service, Inc.	412,600	33,234,930	0.7%
United Technologies Corp.	383,600	23,982,672	0.5%
Other Securities		270,647,336	6.2%
Total Industrials		511,815,450	11.5%
Information Technology — (12.7%)
* Cisco Sytems, Inc.	2,323,700	45,730,416	1.0%
* Dell, Inc.	889,200	22,567,896	0.5%
*# Google, Inc.	76,400	28,407,048	0.6%
Hewlett-Packard Co.	1,068,600	34,601,268	0.8%
# Intel Corp.	2,222,600	40,051,252	0.9%
International Business Machines Corp.	592,100	47,308,790	1.1%
# Microsoft Corp.	3,357,400	76,045,110	1.7%
# Qualcomm, Inc.	625,800	28,292,418	0.6%
Other Securities		332,392,216	7.6%
Total Information Technology		655,396,414	14.8%
Materials — (2.6%)
Total Materials		134,089,872	3.0%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		39,586,411	0.9%
Telecommunication Services — (2.7%)
# AT&T, Inc.	1,465,800	38,198,748	0.9%
# BellSouth Corp.	679,200	22,936,584	0.5%
# Sprint Nextel Corp.	1,121,100	23,778,531	0.5%
# Verizon Communications, Inc.	1,105,800	34,512,018	0.8%
Other Securities		18,640,296	0.4%
Total Telecommunication Services		138,066,177	3.1%
Utilities — (2.8%)
Total Utilities		143,685,168	3.2%
TOTAL COMMON STOCKS		4,355,840,706	98.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210	4.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002	12.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000	1.5%
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,996,635,712)		$5,154,501,918	116.3%

See accompanying Notes to Financial Statements.

15

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2006

(Amounts in thousands)
(Unaudited)

ASSETS:
Investments at Value (including $715,046 of securities on loan)	$4,355,841
Temporary Cash Investments at Value	798,661
Cash	3,072
Receivables:
Dividends and Interest	9,294
Fund Shares Sold	3,439
Securities Lending Income	44
Fund Margin Variation	590
Prepaid Expenses and Other Assets	22
Total Assets	5,170,963
LIABILITIES:
Payables:
Upon Return of Securities Loaned	733,549
Investment Securities Purchased	4,218
Fund Shares Redeemed	230
Due to Advisor	93
Accrued Expenses and Other Liabilities	195
Total Liabilities	738,285
NET ASSETS	$4,432,678
Investments at Cost	$3,197,975
Temporary Cash Investments at Cost	$798,661

See accompanying Notes to Financial Statements.

16

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2006

(Amounts in thousands)
(Unaudited)

Investment Income
Dividends	$40,943
Interest	2,894
Income from Securities Lending	292
Total Investment Income	44,129
Expenses
Investment Advisory Services Fees	550
Accounting & Transfer Agent Fees	229
S & P 500® Fees	41
Custodian Fees	46
Legal Fees	9
Audit Fees	27
Shareholders' Reports	20
Directors'/Trustees' Fees & Expenses	15
Other	32
Total Expenses	969
Net Investment Income (Loss)	43,160
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)
Net Realized Gain (Loss) on Futures	4,621
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208
Futures	(3,210)
Net Realized and Unrealized Gain (Loss)	67,299
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,459

See accompanying Notes to Financial Statements.

17

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,160	$72,280
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(28,767)
Net Realized Gain (Loss) on Futures	4,621	5,427
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	274,881
Futures	(3,210)	(507)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,459	323,314
Transactions in Interest:
Contributions	416,349	841,720
Withdrawals	(332,842)	(420,241)
Net Increase from Transactions in Interest	83,507	421,479
Total Increase (Decrease) in Net Assets	193,966	744,793
Net Assets
Beginning of Period	4,238,712	3,493,919
End of Period	$4,432,678	$4,238,712

See accompanying Notes to Financial Statements.

18

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Six-Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	2.63	%(C)	8.51%	12.77%	15.05%	(16.59)%	(12.30)%
Net Assets, End of Period (thousands)	$4,432,678		$4,238,712	$3,493,919	$3,000,997	$2,623,557	$2,831,650
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.87%	1.99%	1.75%	1.53%	1.26%
Portfolio Turnover Rate	2	%(C)	6%	2%	8%	11%	8%

See accompanying Notes to Financial Statements.

19

THE DFA INVESTMENT TRUST COMPANY
THE U.S. LARGE COMPANY SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $86.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

20

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$209,200
Sales	103,878

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been "passed down" to its partners.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,172,880	$1,357,351	$(375,729)	$981,622

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve

21

book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Futures Contracts: During the six months ended May 31, 2006, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At May 31, 2006, the Series had outstanding 195 long futures contracts of the S&P 500® Index, all of which expire on June 16, 2006. The value of such contracts (in thousands) on May 31, 2006 was $62,015, which resulted in an unrealized loss (in thousands) of $(762). Approximately $3,071 (in thousands) of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings under this line of credit by the Series during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

H.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and

22

cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator, custodian and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

25

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053106-006S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through smart trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's advanced portfolio design and trading infrastructure.

A look through our semi-annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$101 Billion in Assets Under Management Worldwide as of May 31, 2006

Core Equity	Small Cap	Value	Tax-Managed	Fixed Income
US Core Equity	US Micro Cap	US Small Cap Value	US Small Cap	One-Year
International Core Equity	US Small Cap	US Large Cap Value	US Small Cap Value	Two-Year Global
Emerging Markets Core Equity	International Small Cap	International Small Cap Value	US Equity	Five-Year Government
	Emerging Markets Small Cap	International Value	US Marketwide Value	Five-Year Global
		Emerging Markets Value	International Value	Intermediate Government
				Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

Page
Dimensional Investment Group Inc. — DFA International Value Portfolio

Disclosure of Fund Expenses	97

Disclosure of Portfolio Holdings	98

Statement of Assets and Liabilities	99

Statement of Operations	100

Statements of Changes in Net Assets	101

Financial Highlights	102

Notes to Financial Statements	103

The DFA Investment Trust Company

Disclosure of Fund Expenses	107

Disclosure of Portfolio Holdings	110

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	112

The Enhanced U.S. Large Company Series	114

The U.S. Large Cap Value Series	116

The U.S. Small XM Value Series	118

The U.S. Small Cap Value Series	120

The U.S. Small Cap Series	123

The U.S. Micro Cap Series	126

The DFA International Value Series	128

The Japanese Small Company Series	132

The Asia Pacific Small Company Series	134

The United Kingdom Small Company Series	136

The Continental Small Company Series	138

The Emerging Markets Series	141

The Emerging Markets Small Cap Series	144

The DFA One-Year Fixed Income Series	147

The DFA Two-Year Global Fixed Income Series	149

Statements of Assets and Liabilities	151

Statements of Operations	155

Statements of Changes in Net Assets	159

Financial Highlights	163

Notes to Financial Statements	170

Voting Proxies on Fund Portfolio Securities	181

Board Approval of Investment Advisory Agreements	182

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2006.

(y)  The rate shown is the effective yield.

(c)  Face Amount Denominated in Canadian Dollars.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

(u)  Face Amount Denominated in U.S. Dollars.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission.

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

U. S. Large Company Portfolio **	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.70	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
Enhanced U.S. Large Company Portfolio **
Actual Fund Return	$1,000.00	$1,021.10	0.26%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31

U.S. Large Cap Value Portfolio **	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,073.10	0.28%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.28%	$1.41
U.S. Small XM Value Portfolio **
Actual Fund Return	$1,000.00	$1,093.10	0.46%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.64	0.46%	$2.32
U.S. Small Cap Value Portfolio **
Actual Fund Return	$1,000.00	$1,114.60	0.53%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,041.20	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,052.20	0.26%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31
U.S. Vector Equity Portfolio
Actual Fund Return ***	$1,000.00	$1,086.50	0.36%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
U.S. Small Cap Portfolio **
Actual Fund Return	$1,000.00	$1,076.40	0.38%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.38%	$1.92
U.S. Micro Cap Portfolio **
Actual Fund Return	$1,000.00	$1,074.00	0.53%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,077.40	0.33%	$1.71
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.33%	$1.66
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,159.20	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.30%	$1.51
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,175.90	0.49%	$2.66
Hypothetical 5% Annual Return	$1,000.00	$1,022.49	0.49%	$2.47

International Small Company Portfolio ****	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,178.70	0.56%	$3.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.14	0.56%	$2.82
Japanese Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,078.20	0.61%	$3.16
Hypothetical 5% Annual Return	$1,000.00	$1,021.89	0.61%	$3.07
Asia Pacific Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,150.80	0.65%	$3.49
Hypothetical 5% Annual Return	$1,000.00	$1,021.69	0.65%	$3.28
United Kingdom Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,191.70	0.60%	$3.28
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.60%	$3.02
Continental Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,281.70	0.63%	$3.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.79	0.63%	$3.18
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,189.20	0.70%	$3.82
Hypothetical 5% Annual Return	$1,000.00	$1,021.44	0.70%	$3.53
Emerging Markets Portfolio **
Actual Fund Return	$1,000.00	$1,096.60	0.62%	$3.24
Hypothetical 5% Annual Return	$1,000.00	$1,021.84	0.62%	$3.13
Emerging Markets Small Cap Portfolio **
Actual Fund Return	$1,000.00	$1,163.00	0.82%	$4.42
Hypothetical 5% Annual Return	$1,000.00	$1,020.84	0.82%	$4.13
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,118.50	0.81%	$4.28
Hypothetical 5% Annual Return	$1,000.00	$1,020.89	0.81%	$4.08
DFA One-Year Fixed Income Portfolio **
Actual Fund Return	$1,000.00	$1,020.10	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.18%	$0.91
DFA Two-Year Global Fixed Income Portfolio **
Actual Fund Return	$1,000.00	$1,018.40	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96

DFA Five-Year Government Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,017.10	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.50	0.29%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$995.40	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,011.60	0.28%	$1.40
Hypothetical 5% Return	$1,000.00	$1,023.54	0.28%	$1.41

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  Portfolio commenced operations December 30, 2005. The "Ending Account Value" is derived from the Portfolio's actual return since inception. Expenses are equal to the Portfolio's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (153), then divided by the number of days in the year (365) to reflect the six-month period.

****  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small XM Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Core Equity 1 Portfolio	13.8%	7.5%	8.2%	22.4%	11.3%	11.9%	14.6%
U.S. Core Equity 2 Portfolio	14.6%	6.2%	8.5%	25.3%	10.0%	11.9%	13.2%
U.S. Vector Equity Portfolio	16.4%	4.7%	7.5%	25.7%	9.1%	12.3%	14.6%
DFA Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Large Cap International Portfolio	12.0%	7.9%	8.7%	27.7%	7.3%	10.8%	5.5%
International Core Equity Portfolio	16.1%	7.0%	5.5%	29.0%	4.5%	15.3%	5.7%
DFA International Small Cap Value	18.8%	6.6%	2.7%	23.6%	2.2%	24.7%	6.4%
Emerging Core Equity Portfolio	10.1%	8.3%	5.4%	20.0%	3.5%	11.5%	10.8%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Core Equity 1 Portfolio	4.3%	0.2%	2.7%	3.1%	0.0%	100.0%
U.S. Core Equity 2 Portfolio	5.1%	0.2%	3.0%	2.0%	0.0%	100.0%
U.S. Vector Equity Portfolio	5.2%	0.4%	3.1%	1.0%	0.0%	100.0%
DFA Real Estate Securities Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Large Cap International Portfolio	8.6%	0.0%	6.3%	4.9%	0.3%	100.0%
International Core Equity Portfolio	11.1%	0.0%	2.1%	3.0%	0.7%	100.0%
DFA International Small Cap Value	13.9%	0.0%	0.6%	0.4%	0.1%	100.0%
Emerging Core Equity Portfolio	18.1%	0.0%	8.3%	2.9%	1.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Five-Year Government Fixed Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%
DFA Five-Year Global Fixed Income Portfolio	6.5%	8.0%	26.6%	51.0%	0.0%
DFA Intermediate Government Fixed Income Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%
DFA Short-Term Municipal Bond Portfolio	0.0%	0.0%	0.0%	0.0%	29.4%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Five-Year Government Fixed Portfolio	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Five-Year Global Fixed Income Portfolio	0.0%	0.0%	0.0%	7.9%	100.0%
DFA Intermediate Government Fixed Income Portfolio	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Short-Term Municipal Bond Portfolio	13.3%	14.6%	42.7%	0.0%	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

U.S. LARGE COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,425,991,076
TOTAL INVESTMENTS (Cost $1,996,202,224)	$2,425,991,076

ENHANCED U.S. LARGE COMPANY PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	35,830,517	$328,924,146
TOTAL INVESTMENTS (Cost $291,619,444)		$328,924,146

U.S. LARGE CAP VALUE PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	229,911,850	$4,959,198,605
TOTAL INVESTMENTS (Cost $3,759,989,923)		$4,959,198,605

U.S. SMALL XM VALUE PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small XM Value Series of The DFA Investment Trust Company	15,520,702	$191,059,842
TOTAL INVESTMENTS (Cost $153,391,164)		$191,059,842

U.S. SMALL CAP VALUE PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	323,191,414	$7,737,202,451
TOTAL INVESTMENTS (Cost $5,407,695,419)		$7,737,202,451

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.6%)
Consumer Discretionary — (12.6%)
* Comcast Corp. Class A	33,130	$1,064,467	0.3%
Disney (Walt) Co.	45,000	1,372,500	0.4%
Home Depot, Inc.	36,700	1,399,004	0.4%
News Corp. Class A	53,400	1,018,338	0.3%
Time Warner, Inc.	105,740	1,819,785	0.5%
Other Securities		47,639,139	11.9%
Total Consumer Discretionary		54,313,233	13.8%
Consumer Staples — (6.9%)
Altria Group, Inc.	36,540	2,643,669	0.7%
Coca-Cola Co.	41,040	1,806,991	0.5%
PepsiCo, Inc.	28,830	1,743,062	0.4%
Procter & Gamble Co.	79,660	4,321,555	1.1%
# Wal-Mart Stores, Inc.	67,300	3,260,685	0.8%
Other Securities		15,907,761	4.0%
Total Consumer Staples		29,683,723	7.5%
Energy — (7.5%)
Chevron Corp.	54,260	3,244,205	0.8%
ConocoPhillips	40,103	2,538,119	0.7%
Exxon Mobil Corp.	106,470	6,485,088	1.7%
Other Securities		20,087,776	5.0%
Total Energy		32,355,188	8.2%
Financials — (20.5%)
# American Express Co.	21,530	1,170,371	0.3%
American International Group, Inc.	63,040	3,832,832	1.0%
Bank of America Corp.	111,500	5,396,600	1.4%
Citigroup, Inc.	121,420	5,986,006	1.5%
Fannie Mae	23,310	1,159,672	0.3%
Freddie Mac	16,670	1,000,867	0.3%
JPMorgan Chase & Co.	84,250	3,592,420	0.9%
Merrill Lynch & Co., Inc.	22,550	1,632,845	0.4%
Morgan Stanley	25,760	1,535,811	0.4%
The Goldman Sachs Group, Inc.	7,400	1,117,030	0.3%
Wachovia Corp.	38,870	2,079,545	0.5%
Washington Mutual, Inc.	23,300	1,069,703	0.3%
Wells Fargo & Co.	27,700	1,838,449	0.5%
Other Securities		56,515,734	14.2%
Total Financials		87,927,885	22.3%
Health Care — (10.3%)
Abbott Laboratories	26,800	1,144,360	0.3%
Eli Lilly & Co.	19,320	997,685	0.3%
* Genentech, Inc.	17,910	1,485,814	0.4%
Johnson & Johnson	35,560	2,141,423	0.6%
Merck & Co., Inc.	38,090	1,268,016	0.3%
Pfizer, Inc.	179,500	4,246,970	1.1%
UnitedHealth Group, Inc.	22,410	985,144	0.3%
* WellPoint, Inc.	15,479	1,107,987	0.3%
Wyeth	23,420	1,071,231	0.3%
Other Securities		29,987,018	7.4%
Total Health Care		44,435,648	11.3%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
3M Co.	12,560	$1,050,770	0.3%
Boeing Co.	13,860	1,153,845	0.3%
General Electric Co.	181,342	6,212,777	1.6%
United Technologies Corp.	17,550	1,097,226	0.3%
Other Securities		37,481,484	9.4%
Total Industrials		46,996,102	11.9%
Information Technology — (13.4%)
*# Cisco Sytems, Inc.	106,900	2,103,792	0.6%
Hewlett-Packard Co.	69,000	2,234,220	0.6%
Intel Corp.	82,500	1,486,650	0.4%
International Business Machines Corp.	27,000	2,157,300	0.6%
Microsoft Corp.	172,900	3,916,185	1.0%
* Oracle Corp.	92,700	1,318,194	0.4%
Qualcomm, Inc.	28,800	1,302,048	0.3%
Other Securities		42,883,655	10.7%
Total Information Technology		57,402,044	14.6%
Materials — (4.0%)
Total Materials		17,046,116	4.3%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		804,315	0.2%
Telecommunication Services — (2.5%)
AT&T, Inc.	94,280	2,456,937	0.6%
BellSouth Corp.	28,600	965,822	0.3%
Sprint Nextel Corp.	67,000	1,421,070	0.4%
Verizon Communications, Inc.	71,210	2,222,464	0.6%
Other Securities		3,544,444	0.8%
Total Telecommunication Services		10,610,737	2.7%
Utilities — (2.8%)
Total Utilities		12,110,112	3.1%
TOTAL COMMON STOCKS		393,685,103	99.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.4%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $14,270,000 FNMA 4.554%(r), 08/01/35, valued at $11,044,513) to be repurchased at $10,723,429	$10,722	10,721,931	2.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $33,563,059 FHLMC 5.500%, 11/01/34 & 4.500%, 08/01/35, valued at $24,531,994) to be repurchased at $23,708,685	23,705	23,705,366	6.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,412,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,602,620) to be repurchased at $1,578,213	1,578	1,578,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		36,005,297	9.1%
TOTAL INVESTMENTS — (100.0%) (Cost $426,585,289)		$429,690,400	109.0%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (13.3%)
* Comcast Corp. Class A	52,732	$1,694,279	0.3%
Disney (Walt) Co.	71,612	2,184,166	0.4%
Home Depot, Inc.	37,500	1,429,500	0.3%
News Corp. Class A	84,700	1,615,229	0.3%
Time Warner, Inc.	151,120	2,600,775	0.5%
Other Securities		68,209,891	12.7%
Total Consumer Discretionary		77,733,840	14.5%
Consumer Staples — (5.7%)
Altria Group, Inc.	40,300	2,915,705	0.6%
Procter & Gamble Co.	127,188	6,899,949	1.3%
# Wal-Mart Stores, Inc.	45,200	2,189,940	0.4%
Other Securities		21,156,871	3.9%
Total Consumer Staples		33,162,465	6.2%
Energy — (7.8%)
Chevron Corp.	86,024	5,143,375	1.0%
ConocoPhillips	63,751	4,034,801	0.8%
Exxon Mobil Corp.	117,684	7,168,132	1.3%
Marathon Oil Corp.	14,144	1,061,507	0.2%
Occidental Petroleum Corp.	16,630	1,647,867	0.3%
Valero Energy Corp.	23,968	1,470,437	0.3%
Other Securities		24,869,723	4.5%
Total Energy		45,395,842	8.4%
Financials — (23.2%)
Allstate Corp.	24,900	1,369,749	0.3%
American International Group, Inc.	100,280	6,097,024	1.1%
Bank of America Corp.	176,620	8,548,408	1.6%
Citigroup, Inc.	192,432	9,486,898	1.8%
Fannie Mae	36,792	1,830,402	0.4%
Freddie Mac	26,660	1,600,666	0.3%
Hartford Financial Services Group, Inc.	11,744	1,032,767	0.2%
JPMorgan Chase & Co.	134,144	5,719,900	1.1%
Lehman Brothers Holdings, Inc.	20,426	1,360,576	0.3%
Merrill Lynch & Co., Inc.	36,027	2,608,715	0.5%
MetLife, Inc.	29,260	1,506,012	0.3%
Morgan Stanley	40,764	2,430,350	0.5%
Prudential Financial, Inc.	19,116	1,455,683	0.3%
SunTrust Banks, Inc.	14,044	1,063,271	0.2%
The Goldman Sachs Group, Inc.	16,400	2,475,580	0.5%
The St. Paul Travelers Companies, Inc.	24,160	1,063,523	0.2%
U.S. Bancorp	34,300	1,058,841	0.2%
Wachovia Corp.	62,048	3,319,568	0.6%
Washington Mutual, Inc.	37,076	1,702,159	0.3%
Wells Fargo & Co.	32,300	2,143,751	0.4%
Other Securities		77,522,924	14.1%
Total Financials		135,396,767	25.2%
Health Care — (9.2%)
Johnson & Johnson	18,500	1,114,070	0.2%
Pfizer, Inc.	284,432	6,729,661	1.3%
* WellPoint, Inc.	24,051	1,721,571	0.3%
Other Securities		43,962,722	8.2%
Total Health Care		53,528,024	10.0%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
General Electric Co.	200,236	$6,860,085	1.3%
Other Securities		56,966,804	10.6%
Total Industrials		63,826,889	11.9%
Information Technology — (12.1%)
* EMC Corp.	88,400	1,131,520	0.2%
Hewlett-Packard Co.	109,300	3,539,134	0.7%
Intel Corp.	69,300	1,248,786	0.3%
International Business Machines Corp.	17,444	1,393,776	0.3%
Microsoft Corp.	80,724	1,828,399	0.4%
Other Securities		61,189,234	11.2%
Total Information Technology		70,330,849	13.1%
Materials — (4.7%)
Alcoa, Inc.	33,560	1,064,523	0.2%
Dow Chemical Co.	35,688	1,422,881	0.3%
DuPont (E.I.) de Nemours & Co., Inc.	25,300	1,076,009	0.2%
Other Securities		23,541,471	4.3%
Total Materials		27,104,884	5.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		1,082,096	0.2%
Telecommunication Services — (2.8%)
AT&T, Inc.	150,132	3,912,440	0.7%
BellSouth Corp.	50,600	1,708,762	0.3%
Sprint Nextel Corp.	110,300	2,339,463	0.5%
Verizon Communications, Inc.	113,256	3,534,720	0.7%
Other Securities		4,792,930	0.8%
Total Telecommunication Services		16,288,315	3.0%
Utilities — (1.8%)
Total Utilities		10,681,537	2.0%
TOTAL COMMON STOCKS		534,531,508	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $23,880,000 FNMA 4.554%(r), 08/01/35, valued at $18,482,338) to be repurchased at $17,944,721	$17,942	17,942,214	3.3%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $50,689,253 FNMA 5.500%, 02/01/18 & 5.000%, 10/01/33, valued at $29,685,627) to be repurchased at $23,696,398	23,693	23,693,081	4.4%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,162,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,993,870) to be repurchased at $6,890,932	6,890	6,890,000	1.3%
TOTAL TEMPORARY CASH INVESTMENTS		48,525,295	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $571,936,075)		$583,056,803	108.5%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (93.1%)
Consumer Discretionary — (15.3%)
* Comcast Corp. Class A	13,900	$446,607	0.3%
Disney (Walt) Co.	14,600	445,300	0.3%
# Foot Locker, Inc.	11,200	270,592	0.2%
* IAC/InterActiveCorp	12,200	315,126	0.2%
News Corp. Class A	25,000	476,750	0.3%
Time Warner, Inc.	51,000	877,710	0.5%
* Univision Communications, Inc. Class A	10,000	359,500	0.2%
Other Securities		23,760,921	14.3%
Total Consumer Discretionary		26,952,506	16.3%
Consumer Staples — (4.3%)
Altria Group, Inc.	6,000	434,100	0.3%
Procter & Gamble Co.	19,800	1,074,150	0.7%
Other Securities		6,164,183	3.7%
Total Consumer Staples		7,672,433	4.7%
Energy — (7.0%)
Chesapeake Energy Corp.	9,100	278,369	0.2%
Chevron Corp.	22,700	1,357,233	0.8%
ConocoPhillips	16,800	1,063,272	0.7%
Exxon Mobil Corp.	17,000	1,035,470	0.6%
Other Securities		8,636,847	5.2%
Total Energy		12,371,191	7.5%
Financials — (23.9%)
AMBAC Financial Group, Inc.	4,500	360,675	0.2%
American International Group, Inc.	29,500	1,793,600	1.1%
Bank of America Corp.	28,000	1,355,200	0.8%
# Capital One Financial Corp.	3,500	289,695	0.2%
Cincinnati Financial Corp.	7,106	325,739	0.2%
CIT Group, Inc.	8,400	431,760	0.3%
Citigroup, Inc.	29,300	1,444,490	0.9%
* CNA Financial Corp.	10,400	338,832	0.2%
Fannie Mae	5,800	288,550	0.2%
Freddie Mac	7,650	459,306	0.3%
Hartford Financial Services Group, Inc.	3,100	272,614	0.2%
Hudson City Bancorp, Inc.	24,600	336,774	0.2%
JPMorgan Chase & Co.	39,300	1,675,752	1.0%
MBIA, Inc.	5,600	319,928	0.2%
Merrill Lynch & Co., Inc.	5,700	412,737	0.3%
MetLife, Inc.	8,400	432,348	0.3%
Morgan Stanley	6,300	375,606	0.2%
Prudential Financial, Inc.	5,600	426,440	0.3%
SAFECO Corp.	5,000	276,850	0.2%
SunTrust Banks, Inc.	4,000	302,840	0.2%
TD Banknorth, Inc.	9,824	281,359	0.2%
The Goldman Sachs Group, Inc.	2,000	301,900	0.2%
The St. Paul Travelers Companies, Inc.	7,700	338,954	0.2%
Wachovia Corp.	8,900	476,150	0.3%
Washington Mutual, Inc.	11,300	518,783	0.3%
Wells Fargo & Co.	4,500	298,665	0.2%
Other Securities		28,095,499	16.6%
Total Financials		42,231,046	25.5%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (8.4%)
Pfizer, Inc.	42,100	$996,086	0.6%
* WellPoint, Inc.	7,500	536,850	0.3%
Other Securities		13,376,471	8.1%
Total Health Care		14,909,407	9.0%
Industrials — (11.5%)
General Electric Co.	28,900	990,114	0.6%
Other Securities		19,226,230	11.6%
Total Industrials		20,216,344	12.2%
Information Technology — (13.6%)
* Computer Sciences Corp.	7,000	393,750	0.3%
Hewlett-Packard Co.	17,000	550,460	0.4%
* Integrated Device Technology, Inc.	18,700	268,158	0.2%
* Micron Technology, Inc.	25,600	423,936	0.3%
Other Securities		22,321,634	13.3%
Total Information Technology		23,957,938	14.5%
Materials — (4.8%)
Total Materials		8,487,351	5.1%
Other — (0.0%)
Total Other		7,070	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		680,951	0.4%
Telecommunication Services — (2.9%)
AT&T, Inc.	44,100	1,149,246	0.7%
BellSouth Corp.	13,600	459,272	0.3%
Sprint Nextel Corp.	29,000	615,090	0.4%
Verizon Communications, Inc.	33,100	1,033,051	0.6%
Other Securities		1,930,735	1.1%
Total Telecommunication Services		5,187,394	3.1%
Utilities — (1.0%)
Total Utilities		1,704,819	1.0%
TOTAL COMMON STOCKS		164,378,450	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.9%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $4,510,000 FNMA 4.554%(r), 08/01/35, valued at $3,490,592) to be repurchased at $3,387,046	$3,387	3,386,573	2.1%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $8,946,312 FNMA 5.360%, 05/01/07, valued at $7,890,487) to be repurchased at $7,627,030	7,626	7,625,962	4.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,036,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,175,860) to be repurchased at $1,158,157	1,158	1,158,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS		12,170,535	7.4%
TOTAL INVESTMENTS — (100.0%) (Cost $172,143,282)		$176,548,985	106.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

U.S. SMALL CAP PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	176,173,034	$2,961,468,702
TOTAL INVESTMENTS (Cost $2,367,570,287)		$2,961,468,702

U.S. MICRO CAP PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	385,475,044	$4,452,236,758
TOTAL INVESTMENTS (Cost $3,250,269,786)		$4,452,236,758

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.3%)
Real Estate Investment Trusts — (91.3%)
Alexandria Real Estate Equities, Inc.	168,600	$14,155,656	0.7%
AMB Property Corp.	648,000	32,030,640	1.5%
Apartment Investment & Management Co. Class A	714,600	30,906,450	1.5%
# Archstone-Smith Trust	1,564,655	75,651,069	3.6%
AvalonBay Communities, Inc.	550,100	58,475,630	2.8%
# Boston Properties, Inc.	827,500	70,047,875	3.3%
# Brandywine Realty Trust	667,753	19,378,192	0.9%
BRE Properties, Inc. Class A	380,600	19,844,484	0.9%
Camden Property Trust	385,800	27,546,120	1.3%
CarrAmerica Realty Corp.	406,000	17,997,980	0.8%
CBL & Associates Properties, Inc.	474,500	17,751,045	0.8%
# Colonial Properties Trust	334,856	14,968,063	0.7%
Crescent Real Estate Equities, Inc.	752,300	13,300,664	0.6%
Developers Diversified Realty Corp.	805,599	41,206,389	1.9%
Duke Realty Corp.	988,200	33,539,508	1.6%
Equity Office Properties Trust	2,882,663	97,001,610	4.6%
Equity One, Inc.	560,476	12,442,567	0.6%
# Equity Residential	2,133,550	94,089,555	4.4%
Essex Property Trust, Inc.	169,300	18,030,450	0.8%
# Federal Realty Investment Trust	392,300	26,825,474	1.3%
# First Industrial Realty Trust, Inc.	330,600	12,232,200	0.6%
General Growth Properties, Inc.	1,783,400	78,041,584	3.7%
Global Signal, Inc.	513,800	23,532,040	1.1%
# Heritage Property Investment Trust	353,700	12,386,574	0.6%
Highwood Properties, Inc.	399,800	12,393,800	0.6%
# Hospitality Properties Trust	532,200	22,442,874	1.1%
# Host Marriott Corp.	2,771,200	55,617,984	2.6%
HRPT Properties Trust	1,544,700	17,238,852	0.8%
Kilroy Realty Corp.	219,400	14,552,802	0.7%
# Kimco Realty Corp.	1,659,200	59,482,320	2.8%
Liberty Property Trust	647,200	27,557,776	1.3%
Macerich Co.	521,400	35,929,674	1.7%
# Mack-Cali Realty Corp.	461,100	19,771,968	0.9%
Mills Corp.	410,600	12,675,222	0.6%
New Plan Excel Realty Trust	762,000	17,990,820	0.8%
Pan Pacific Retail Properties, Inc.	297,631	19,724,006	0.9%
Post Properties, Inc.	306,800	13,131,040	0.6%
ProLogis	1,785,300	88,283,085	4.2%
# Public Storage, Inc.	943,900	67,658,752	3.2%
# Realty Income Corp.	646,000	14,108,640	0.7%
Reckson Associates Realty Corp.	606,101	23,298,522	1.1%
Regency Centers Corp.	499,300	30,761,873	1.5%
Shurgard Storage Centers, Inc. Class A	323,700	18,874,947	0.9%
Simon Property Group, Inc.	1,612,297	128,387,210	6.1%
# SL Green Realty Corp.	313,700	31,122,177	1.5%
Taubman Centers, Inc.	385,300	14,988,170	0.7%
# Trizec Properties, Inc.	1,146,200	27,038,858	1.3%
# United Dominion Realty Trust, Inc.	980,300	26,477,903	1.2%
# Vornado Realty Trust	1,031,200	92,694,568	4.4%
Weingarten Realty Investors	653,900	24,756,654	1.2%
Other Securities		325,662,534	15.4%
TOTAL COMMON STOCKS		2,104,004,850	99.4%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Value†	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$13,700	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.7%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $83,784,528 FNMA 7.129%(r), 08/01/35 & 5.088%(r), 09/01/44, valued at $58,570,339) to be repurchased at $56,870,677	$56,863	56,862,732	2.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $154,801,816 FHLMC 5.285%, 12/01/35 & FNMA 5.00%, maturities ranging from 12/01/20 to 05/01/35, valued at $128,109,547) to be repurchased at $123,844,603	123,827	123,827,267	5.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $18,807,000 FHLMC Notes 4.00%, 09/22/09. valued at $21,345,945) to be repurchased at $21,032,845	21,030	21,030,000	1.0%
TOTAL TEMPORARY CASH INVESTMENTS		201,719,999	9.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,658,703,005)		$2,305,738,549	108.9%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
BHP Billiton, Ltd.	360,962	$7,855,908	0.6%
Other Securities		58,927,989	4.2%
TOTAL — AUSTRALIA		66,783,897	4.8%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,322,723	0.3%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,378,685	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6	0.0%
TOTAL — BELGIUM		12,378,691	0.9%
CANADA — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		54,466,197	3.9%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		9,948,732	0.7%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	9,065,847	0.7%
Other Securities		10,690,918	0.7%
TOTAL — FINLAND		19,756,765	1.4%
FRANCE — (7.5%)
COMMON STOCKS — (7.5%)
# AXA SA	169,056	5,883,248	0.4%
# BNP Paribas SA	100,729	9,397,755	0.7%
# L'Oreal SA	64,016	5,733,343	0.4%
# Sanofi - Aventis	111,839	10,552,732	0.8%
#* Societe Generale Paris	37,057	5,714,622	0.4%
#* Total SA	235,328	15,263,958	1.1%
Other Securities		76,035,295	5.4%
TOTAL COMMON STOCKS		128,580,953	9.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		208,822	0.0%
TOTAL — FRANCE		128,789,775	9.2%
GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
Allianz AG	40,153	6,232,141	0.5%
#* Deutsche Bank AG	50,797	5,837,375	0.4%
Deutsche Telekom AG	354,516	5,756,905	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
E.ON AG	65,458	$7,582,524	0.5%
SAP AG	25,996	5,476,284	0.4%
Siemens AG	83,409	7,164,090	0.5%
Other Securities		53,965,639	3.9%
TOTAL — GERMANY		92,014,958	6.6%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		6,294,390	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		24,413,477	1.7%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,233,336	0.7%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
# Eni SpA	278,540	8,398,879	0.6%
# UniCredito Italiano SpA	827,045	6,303,622	0.5%
Other Securities		34,279,747	2.4%
TOTAL COMMON STOCKS		48,982,248	3.5%
PREFERRED STOCKS — (0.0%)
Other Securities		32,928	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,896	0.0%
TOTAL — ITALY		49,022,072	3.5%
JAPAN — (20.5%)
COMMON STOCKS — (20.5%)
Canon, Inc.	85,000	5,950,194	0.4%
Honda Motor Co., Ltd.	83,800	5,525,718	0.4%
Mitsubishi UFJ Financial Group, Inc.	854	11,740,617	0.9%
Mizuho Financial Group, Inc.	1,077	8,760,161	0.6%
Nippon Telegraph & Telephone Corp.	2,177	10,774,283	0.8%
Nissan Motor Co., Ltd.	437,600	5,297,216	0.4%
NTT DoCoMo, Inc.	6,017	9,782,075	0.7%
Sumitomo Mitsui Financial Group, Inc.	631	6,453,568	0.5%
Takeda Pharmaceutical Co., Ltd.	99,600	6,452,419	0.5%
Toyota Motor Credit Corp.	323,900	17,332,354	1.3%
Other Securities		262,022,914	18.6%
TOTAL — JAPAN		350,091,519	25.1%
NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
ABN AMRO Holding NV	189,858	5,245,060	0.4%
ING Groep NV	219,463	8,597,329	0.6%
# Royal Dutch Shell P.L.C. Series A	419,075	13,889,321	1.0%
Other Securities		30,698,827	2.2%
TOTAL — NETHERLANDS		58,430,537	4.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,843,825	0.1%
NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,283,371	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,916,308	0.3%
SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,083,669	0.7%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Central Hispano SA	566,687	8,178,064	0.6%
Telefonica SA	405,073	6,630,880	0.5%
Other Securities		31,551,847	2.2%
TOTAL COMMON STOCKS		46,360,791	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		76,357	0.0%
TOTAL — SPAIN		46,437,148	3.3%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		29,457,939	2.1%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Credit Suisse Group	134,647	7,787,341	0.6%
Nestle SA	42,089	12,564,948	0.9%
Novartis AG	239,486	13,280,765	1.0%
Roche Holding AG Genusschein	73,514	11,453,727	0.8%
UBS AG	109,815	12,444,263	0.9%
Other Securities		33,452,493	2.3%
TOTAL — SWITZERLAND		90,983,537	6.5%
UNITED KINGDOM — (18.2%)
COMMON STOCKS — (18.2%)
Anglo American P.L.C.	157,976	6,349,056	0.5%
AstraZeneca P.L.C.	170,638	9,020,068	0.7%
Barclays P.L.C	720,934	8,338,807	0.6%
BP P.L.C	2,255,040	26,581,740	1.9%
British American Tobacco P.L.C.	273,139	6,829,772	0.5%
GlaxoSmithKline P.L.C.	629,019	17,395,651	1.3%
HBOS P.L.C.	431,353	7,377,886	0.5%
HSBC Holdings P.L.C.	1,242,796	21,582,566	1.5%
Lloyds TSB Group P.L.C.	628,751	5,908,541	0.4%
Man Group P.L.C.	122,935	5,380,021	0.4%
Rio Tinto P.L.C.	114,511	6,354,053	0.5%
Royal Bank of Scotland Group P.L.C.	354,551	11,439,175	0.8%
Royal Dutch Shell P.L.C. Series B	300,124	10,351,114	0.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Vodafone Group P.L.C.	6,964,169	$16,032,327	1.2%
Other Securities		151,303,506	10.7%
TOTAL — UNITED KINGDOM		310,244,283	22.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $423,487,000 U.S. STRIPS 0.0%, 05/15/17; U.S. Treasury Bond 7.625%, 11/15/22; & U.S. Treasury Notes, rates ranging from 4.625% to 6.625%, maturities ranging from 05/15/07 to 05/15/09, valued at $322,515,095) to be repurchased at $316,233,995	$316,191	316,190,958	22.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $4,343,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,929,305) to be repurchased at $4,856,657	4,856	4,856,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		321,046,958	23.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,344,119,680)		$1,709,244,107	122.4%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.7%)
COMMON STOCKS — (3.7%)
Commonwealth Bank of Australia	34,295	$1,117,660	0.3%
Other Securities		15,749,918	3.8%
TOTAL COMMON STOCKS		16,867,578	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,676	0.0%
TOTAL — AUSTRALIA		16,869,254	4.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		2,504,977	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,459,653	0.8%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
EnCana Corp.	19,200	970,894	0.3%
Manulife Financial Corp.	36,500	1,205,842	0.3%
Toronto Dominion Bank	17,900	972,434	0.3%
Other Securities		23,279,097	5.6%
TOTAL — CANADA		26,428,267	6.5%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		4,011,700	1.0%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		6,161,883	1.5%
FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
Axa ADR	39,300	1,365,675	0.4%
# BNP Paribas SA	27,686	2,583,032	0.6%
# Compagnie de Saint-Gobain	15,354	1,075,957	0.3%
* Sanofi - Aventis ADR	45,400	2,146,058	0.5%
# Schneider Electric SA	8,751	908,435	0.2%
#* Societe Generale Paris	8,153	1,257,288	0.3%
Total SA Sponsored ADR	18,400	1,199,864	0.3%
Other Securities		19,187,447	4.7%
TOTAL — FRANCE		29,723,756	7.3%
GERMANY — (5.3%)
COMMON STOCKS — (5.3%)
Allianz AG ADR	115,400	1,797,932	0.5%
Commerzbank AG	27,972	1,051,938	0.3%
DaimlerChrysler AG	19,224	1,010,451	0.3%
* Deutsche Bank AG ADR	8,100	928,746	0.2%
E.ON AG ADR	47,600	1,830,220	0.5%
Siemens AG ADR	19,000	1,635,520	0.4%
Other Securities		16,316,985	3.8%
TOTAL — GERMANY		24,571,792	6.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		$4,052,151	1.0%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		9,379,470	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		660	0.0%
TOTAL — HONG KONG		9,380,130	2.3%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
Allied Irish Banks P.L.C. ADR	26,100	1,250,712	0.3%
CRH P.L.C.	27,664	933,122	0.2%
Other Securities		3,594,431	0.9%
TOTAL — IRELAND		5,778,265	1.4%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		12,629,502	3.1%
JAPAN — (22.1%)
COMMON STOCKS — (22.1%)
Honda Motor Co., Ltd. ADR	30,500	1,007,415	0.3%
Sony Corp. ADR	29,200	1,318,964	0.3%
Toyota Motor Corp. ADR	27,400	2,942,212	0.7%
Other Securities		96,844,939	23.7%
TOTAL — JAPAN		102,113,530	25.0%
NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
ABN AMRO Holding NV ADR	54,700	1,514,096	0.4%
ING Groep NV ADR	60,100	2,356,521	0.6%
Koninklijke Philips Electronics NV ADR	43,600	1,378,196	0.4%
Other Securities		7,851,505	1.8%
TOTAL — NETHERLANDS		13,100,318	3.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		737,175	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,476,688	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,538,819	0.4%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		3,414,174	0.8%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
Banco Santander Central Hispano SA	107,809	$1,555,830	0.4%
Banco Santander Central Hispano SA Sponsored ADR	98,800	1,427,660	0.4%
Other Securities		8,284,603	2.0%
TOTAL COMMON STOCKS		11,268,093	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,007	0.0%
TOTAL — SPAIN		11,278,100	2.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	75,300	909,564	0.2%
# Svenska Handelsbanken Series A	31,400	839,525	0.2%
Other Securities		9,095,853	2.3%
TOTAL COMMON STOCKS		10,844,942	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,005	0.0%
TOTAL — SWEDEN		10,846,947	2.7%
SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Credit Suisse Group ADR	29,200	1,689,220	0.4%
Holcim, Ltd.	11,069	868,724	0.2%
Nestle SA	8,590	2,564,397	0.6%
Novartis AG ADR	24,300	1,348,164	0.4%
Roche Holding AG Genusschein	8,178	1,274,160	0.3%
# Swiss Reinsurance Co.	19,000	1,336,532	0.3%
UBS AG	15,746	1,784,341	0.5%
UBS AG ADR	10,900	1,234,098	0.3%
Zurich Financial SVCS AG	8,496	1,921,249	0.5%
Other Securities		12,020,918	2.9%
TOTAL COMMON STOCKS		26,041,803	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		495	0.0%
TOTAL — SWITZERLAND		26,042,298	6.4%
UNITED KINGDOM — (18.5%)
COMMON STOCKS — (18.5%)
Anglo American P.L.C.	35,477	1,425,821	0.4%
BAE Systems P.L.C.	157,651	1,126,900	0.3%
Barclays P.L.C. ADR	47,600	2,206,260	0.6%
BP P.L.C. ADR	65,500	4,630,850	1.1%
GlaxoSmithKline P.L.C. ADR	15,800	873,740	0.2%
HBOS P.L.C.	118,471	2,026,335	0.5%
HSBC Holdings P.L.C. ADR	77,000	6,715,940	1.7%
Lloyds TSB Group P.L.C. ADR	27,700	1,049,830	0.3%
Royal Bank of Scotland Group P.L.C.	98,332	3,172,567	0.8%
Royal Dutch Shell P.L.C. Series B	60,620	2,090,751	0.5%
Tesco P.L.C.	186,658	1,119,287	0.3%
Vodafone Group P.L.C. ADR	69,000	1,587,000	0.4%
Other Securities		57,554,998	13.8%
TOTAL COMMON STOCKS		85,580,279	20.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$402	0.0%
TOTAL — UNITED KINGDOM		85,580,681	20.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (12.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $55,818,000 U.S. Treasury Notes 3.500%, 11/15/06 & 3.125%, 05/15/07, valued at $55,400,924) to be repurchased at $54,321,266	$54,314	54,313,873	13.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,176,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,604,760) to be repurchased at $3,551,480	3,551	3,551,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		57,864,873	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $433,188,595)		$461,564,933	113.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

INTERNATIONAL SMALL COMPANY PORTFOLIO

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,359,449,061
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,153,049,360
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		843,324,449
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		479,764,920
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,826,934,528)		3,835,587,790
	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $2,021,000 FHLMC Notes 4.00%, 09/22/09 valued at $2,293,835) to be repurchased at $2,259,306 (Cost $2,259,000)	$2,259	2,259,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,829,193,528)		$3,837,846,790

JAPANESE SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$198,610,183
TOTAL INVESTMENTS (Cost $268,336,912)	$198,610,183

ASIA PACIFIC SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$56,576,073
TOTAL INVESTMENTS (Cost $74,482,329)	$56,576,073

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

UNITED KINGDOM SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$24,883,272
TOTAL INVESTMENTS (Cost $14,635,815)	$24,883,272

CONTINENTAL SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$72,945,936
TOTAL INVESTMENTS (Cost $45,046,675)	$72,945,936

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.6%)
COMMON STOCKS — (5.6%)
Adelaide Brighton, Ltd.	9,375,792	$17,725,955	0.3%
Downer EDI, Ltd.	2,829,535	18,077,368	0.3%
# Futuris Corp., Ltd.	11,161,498	18,514,207	0.4%
Other Securities		308,952,471	5.6%
TOTAL COMMON STOCKS		363,270,001	6.6%
PREFERRED STOCKS — (0.0%)
Other Securities		2,034,187	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		106,448	0.0%
TOTAL — AUSTRALIA		365,410,636	6.6%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
# Boehler-Uddeholm AG	83,224	17,315,704	0.3%
Other Securities		31,140,843	0.6%
TOTAL — AUSTRIA		48,456,547	0.9%
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		74,192,211	1.4%
CANADA — (2.3%)
COMMON STOCKS — (2.3%)
* Algoma Steel, Inc.	845,620	25,848,412	0.5%
Other Securities		126,692,441	2.3%
TOTAL — CANADA		152,540,853	2.8%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		61,659,613	1.1%
FINLAND — (2.4%)
COMMON STOCKS — (2.4%)
# Huhtamaki Oyj	1,251,450	22,433,427	0.4%
Rautaruukki Oyj Series K	1,108,900	33,323,229	0.6%
Other Securities		101,038,227	1.8%
TOTAL — FINLAND		156,794,883	2.8%
FRANCE — (3.5%)
COMMON STOCKS — (3.5%)
*# Compagnie Generale de Geophysique SA	95,324	16,330,037	0.3%
# Nexans SA	308,278	23,872,043	0.4%
Other Securities		186,241,655	3.4%
TOTAL COMMON STOCKS		226,443,735	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,994	0.0%
TOTAL — FRANCE		226,457,729	4.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (3.9%)
COMMON STOCKS — (3.9%)
* Aareal Bank AG	402,876	$17,260,995	0.3%
# Bilfinger Berger AG	417,446	25,545,190	0.5%
* Salzgitter AG	276,231	24,075,874	0.5%
Other Securities		188,699,732	3.3%
TOTAL COMMON STOCKS		255,581,791	4.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,767	0.0%
TOTAL — GERMANY		255,600,558	4.6%
GREECE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		80,305,598	1.5%
HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		144,300,999	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		108,524	0.0%
TOTAL — HONG KONG		144,409,523	2.6%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		39,107,130	0.7%
ITALY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		118,932,612	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,015	0.0%
TOTAL — ITALY		118,940,627	2.2%
JAPAN — (24.2%)
COMMON STOCKS — (24.2%)
Hokuetsu Paper Mills, Ltd.	3,503,000	20,403,807	0.4%
# The Eighteenth Bank, Ltd.	2,898,000	16,041,536	0.3%
Other Securities		1,546,291,217	27.9%
TOTAL — JAPAN		1,582,736,560	28.6%
MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
Other Securities		4,503	0.0%
NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
Buhrmann NV	1,304,396	20,261,104	0.4%
*# Hagemeyer NV	6,709,012	33,152,571	0.6%
# Oce NV	1,045,283	16,488,947	0.3%
Other Securities		81,563,661	1.4%
TOTAL — NETHERLANDS		151,466,283	2.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$22,007,345	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,967	0.0%
TOTAL — NEW ZEALAND		22,015,312	0.4%
NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
*# Ocean Rig ASA	2,355,698	17,412,679	0.3%
Other Securities		73,911,391	1.4%
TOTAL — NORWAY		91,324,070	1.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		13,190,983	0.2%
SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		82,059,671	1.5%
SPAIN — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		66,835,481	1.2%
SWEDEN — (3.6%)
COMMON STOCKS — (3.6%)
# Boliden AB	2,968,050	57,482,383	1.1%
JM AB	301,800	20,671,921	0.4%
# Kungsleden AB	1,871,100	19,860,973	0.4%
# Trelleborg AB Series B	964,000	19,678,598	0.4%
Other Securities		118,723,749	2.0%
TOTAL COMMON STOCKS		236,417,624	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		336,122	0.0%
TOTAL — SWEDEN		236,753,746	4.3%
SWITZERLAND — (4.3%)
COMMON STOCKS — (4.3%)
Baloise-Holding AG	316,202	23,526,633	0.4%
Converium Holding AG	2,307,873	27,497,405	0.5%
* PSP Swiss Property AG	588,827	30,220,976	0.6%
Other Securities		200,028,379	3.6%
TOTAL COMMON STOCKS		281,273,393	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,079	0.0%
TOTAL — SWITZERLAND		281,284,472	5.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (18.4%)
COMMON STOCKS — (18.4%)
Aga Food Service Group P.L.C.	2,647,982	$18,827,315	0.4%
Bellway P.L.C.	1,861,474	39,272,919	0.7%
Bodycote International P.L.C.	6,446,097	32,034,474	0.6%
Bovis Homes Group P.L.C.	1,957,610	30,051,671	0.6%
Brit Insurance Holdings P.L.C.	5,782,013	28,216,596	0.5%
Brixton P.L.C.	3,073,387	27,675,774	0.5%
Capital & Regional P.L.C.	1,412,913	25,593,375	0.5%
De Vere Group P.L.C.	1,251,006	19,170,516	0.4%
Derwent Valley Holdings P.L.C.	1,077,248	29,612,047	0.5%
DS Smith P.L.C.	8,448,329	24,116,009	0.4%
Great Portland Estates P.L.C.	3,415,721	29,900,695	0.6%
Greene King P.L.C.	2,436,932	34,503,800	0.6%
* Henderson Group P.L.C.	18,519,470	26,668,094	0.5%
Hiscox P.L.C.	7,802,632	31,131,559	0.6%
London Merchant Securities P.L.C.	6,208,682	29,131,307	0.5%
Luminar P.L.C.	1,747,784	17,158,243	0.3%
McAlpine (Alfred) P.L.C.	1,881,402	16,044,939	0.3%
McCarthy & Stone P.L.C.	1,296,922	18,594,990	0.3%
# MFI Furniture Group P.L.C.	8,429,924	18,189,581	0.3%
Redrow P.L.C.	1,983,269	17,434,201	0.3%
Shaftesbury P.L.C.	2,925,593	27,079,527	0.5%
Unite Group P.L.C.	2,757,691	19,468,601	0.4%
Wetherspoon (J.D.) P.L.C.	2,238,482	16,539,468	0.3%
Wolverhampton & Dudley Breweries P.L.C.	1,180,999	27,878,630	0.5%
Workspace Group P.L.C.	4,292,012	24,430,868	0.5%
Other Securities		573,114,386	10.1%
TOTAL COMMON STOCKS		1,201,839,585	21.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		180,543	0.0%
TOTAL — UNITED KINGDOM		1,202,020,128	21.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (16.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $408,079,000 U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bonds, rates ranging from 7.250% to 11.250%, maturities ranging from 02/15/15 to 08/15/22; & U.S. Treasury Notes 3.375%, 09/15/09 & 4.250%, 11/30/07, valued at $487,089,107) to be repurchased at $477,602,540	$477,538	477,537,542	8.6%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $156,188,095 FHLMC 4.75%, 01/19/16 & FNMA 5.125%, 01/02/14, valued at $153,021,293) to be repurchased at $150,020,875	150,000	150,000,000	2.7%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $762,354,397 U.S. STRIPS, rates ranging from 0% to 7.500%, maturities ranging from 05/15/08 to 11/15/27, valued at $459,000,000) to be repurchased at $450,061,500	450,000	450,000,000	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,131,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,093,685) to be repurchased at $7,974,079	7,973	7,973,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		1,085,510,542	19.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,055,174,504)		$6,539,077,659	118.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

EMERGING MARKETS PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,048,110,713
TOTAL INVESTMENTS (Cost $1,271,061,635)	$2,048,110,713

EMERGING MARKETS SMALL CAP PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$663,572,252
TOTAL INVESTMENTS (Cost $519,919,832)	$663,572,252

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.1%)
COMMON STOCKS — (1.4%)
Companhia Vale do Rio Doce ADR	82,300	$3,834,357	0.8%
Other Securities		2,519,644	0.6%
TOTAL COMMON STOCKS		6,354,001	1.4%
PREFERRED STOCKS — (10.7%)
Banco Bradesco SA ADR	116,600	3,562,130	0.8%
Banco Itau Holding Financeira SA ADR	113,200	3,015,648	0.7%
Companhia Siderurgica Nacional SA ADR	76,900	2,282,392	0.5%
Companhia Vale do Rio Doce ADR	47,000	1,833,470	0.4%
Companhia Vale do Rio Doce Series A	118,764	2,285,918	0.5%
Gerdau SA ADR	139,150	1,989,845	0.4%
Investimentos Itau SA	594,000	2,257,842	0.5%
Metalurgica Gerdau SA	92,650	1,586,569	0.4%
Unibanco-Uniao de Bancos Brasileiros SA ADR	78,347	5,000,889	1.1%
Usinas Siderurgicas de Minas Gerais SA Series A	77,500	2,505,470	0.6%
Other Securities		22,493,781	4.7%
TOTAL PREFERRED STOCKS		48,813,954	10.6%
TOTAL — BRAZIL		55,167,955	12.0%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Empresas CMPC SA	70,209	1,843,447	0.4%
Empresas Copec SA	196,918	1,757,933	0.4%
Other Securities		11,048,793	2.4%
TOTAL — CHILE		14,650,173	3.2%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
* Cesky Telecom A.S.	71,045	1,475,043	0.3%
CEZ A.S.	60,000	1,897,548	0.4%
Komercni Banka A.S.	10,366	1,460,894	0.3%
Other Securities		813,750	0.2%
TOTAL — CZECH REPUBLIC		5,647,235	1.2%
HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
Gedeon Richter RT	8,139	1,589,462	0.4%
MOL Magyar Olaj- es Gazipari RT	32,902	3,369,967	0.8%
OTP Bank RT	108,671	3,615,020	0.8%
Other Securities		3,430,216	0.6%
TOTAL — HUNGARY		12,004,665	2.6%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Infosys Technologies, Ltd.	45,253	2,847,421	0.6%
* Reliance Industries, Ltd.	271,060	5,579,982	1.2%
Other Securities		42,755,072	9.3%
TOTAL COMMON STOCKS		51,182,475	11.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (0.0%)
Other Securities		$5,328	0.0%
TOTAL — INDIA		51,187,803	11.1%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	1,654,500	1,758,203	0.4%
Other Securities		10,194,274	2.2%
TOTAL — INDONESIA		11,952,477	2.6%
ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
Bank Hapoalim B.M.	380,559	1,769,523	0.4%
Teva Pharmaceutical Industries, Ltd. ADR	132,792	4,834,957	1.1%
Other Securities		13,636,867	2.9%
TOTAL — ISRAEL		20,241,347	4.4%
MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		26,201,729	5.7%
MEXICO — (9.8%)
COMMON STOCKS — (9.8%)
America Movil S.A. de C.V. ADR	174,075	5,685,290	1.2%
Cemex S.A. de C.V. ADR	128,246	7,306,175	1.6%
* Fomento Economico Mexicano S.A. de C.V. ADR	35,880	3,078,145	0.7%
Grupo Financiero del Norte S.A. de C.V. Series C	700,072	1,673,186	0.4%
Grupo Televisa S.A. de C.V. ADR	90,920	1,672,019	0.4%
Nueva Grupo Mexico S.A. de C.V. Series B	651,827	1,850,377	0.4%
Telefonos de Mexico S.A. de C.V. ADR	218,825	4,330,547	0.9%
Wal-Mart de Mexico S.A. de C.V. Series V	697,043	1,904,378	0.4%
Other Securities		17,063,664	3.7%
TOTAL — MEXICO		44,563,781	9.7%
PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,879,544	0.8%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Polski Koncern Naftowy Orlen SA	181,407	3,188,470	0.7%
Other Securities		7,989,238	1.7%
TOTAL — POLAND		11,177,708	2.4%
SOUTH AFRICA — (12.5%)
COMMON STOCKS — (12.5%)
AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,583,239	0.3%
FirstRand, Ltd.	677,180	1,786,515	0.4%
* Gold Fields, Ltd. Sponsored ADR	68,300	1,496,453	0.3%
* Harmony Gold Mining Co., Ltd.	124,678	1,771,670	0.4%
Impala Platinum Holdings, Ltd.	13,351	2,246,242	0.5%
MTN Group, Ltd.	180,104	1,489,242	0.3%
Old Mutual PLC	839,740	2,610,588	0.6%
Sanlam, Ltd.	803,600	1,828,303	0.4%
Sasol, Ltd. Sponsored ADR	119,100	4,569,867	1.0%
Standard Bank Group, Ltd.	266,014	3,086,057	0.7%
Other Securities		34,717,504	7.5%
TOTAL — SOUTH AFRICA		57,185,680	12.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.7%)
COMMON STOCKS — (12.7%)
Hyundai Motor Co., Ltd.	22,820	$1,763,080	0.4%
POSCO Sponsored ADR	27,040	1,738,672	0.4%
Samsung Electronics Co., Ltd.	9,790	6,299,708	1.4%
SK Corp., Ltd.	25,360	1,705,280	0.4%
Other Securities		46,371,164	10.0%
TOTAL COMMON STOCKS		57,877,904	12.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,979	0.0%
TOTAL — SOUTH KOREA		57,901,883	12.6%
TAIWAN — (12.7%)
COMMON STOCKS — (12.7%)
Hon Hai Precision Industry Co., Ltd.	248,920	1,595,819	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,634,849	3,065,844	0.7%
United Microelectronics Corp.	2,990,823	1,869,872	0.4%
Other Securities		51,180,369	11.0%
TOTAL — TAIWAN		57,711,904	12.5%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		9,179,683	2.0%
TURKEY — (3.8%)
COMMON STOCKS — (3.8%)
Other Securities		17,526,419	3.8%
TOTAL INVESTMENTS — (100.0%) (Cost $421,363,457)		$456,179,986	99.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

DFA ONE-YEAR FIXED INCOME PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	230,902,731	$2,299,791,201
TOTAL INVESTMENTS (Cost $2,295,556,450)		$2,299,791,201

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	225,022,269	$2,243,472,022
TOTAL INVESTMENTS (Cost $2,243,885,548)		$2,243,472,022

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.3%)
Federal Farm Credit Bank 2.250%, 09/01/06	$51,327	$50,952,159
2.375%, 10/02/06	13,515	13,388,865
2.625%, 11/07/06	8,900	8,801,361
4.850%, 11/07/06	6,000	5,866,704
4.780%, 11/15/06	7,000	6,836,662
3.210%, 12/12/06	5,780	5,715,177
4.550%, 01/12/07	19,000	18,402,678
1.875%, 01/16/07	5,965	5,838,232
4.600%, 01/23/07	4,000	3,980,440
4.850%, 02/15/07	10,000	9,963,690
4.710%, 03/01/07	6,000	5,771,136
2.150%, 04/05/07	15,000	14,607,120
3.900%, 05/17/07	9,635	9,487,584
7.250%, 06/12/07	10,785	10,987,607
3.250%, 06/15/07	7,835	7,670,794
4.625%, 07/03/07	23,455	23,276,812
4.200%, 08/28/07	5,000	4,932,055
Federal Home Loan Bank 2.375%, 08/15/06	6,500	6,462,437
2.875%, 08/15/06	22,000	21,894,906
2.875%, 09/15/06	58,000	57,614,300
2.625%, 10/16/06	65,170	64,553,427
2.750%, 11/15/06	46,985	46,451,955
3.000%, 11/15/06	2,000	1,979,618
3.125%, 11/15/06	8,445	8,363,624
4.125%, 11/15/06	47,255	47,009,369
4.875%, 11/15/06	18,950	18,914,564
3.750%, 11/30/06	21,090	20,923,473
3.875%, 12/01/06	33,000	32,758,176
2.750%, 12/15/06	7,500	7,396,500
3.875%, 12/20/06	10,000	9,918,860
3.800%, 12/22/06	9,945	9,859,443
4.625%, 12/27/06	27,915	27,797,506
4.625%, 01/17/07	4,000	3,981,508
3.500%, 01/18/07	28,660	28,335,311
4.000%, 02/02/07	8,500	8,423,917
2.760%, 02/09/07	17,500	17,194,345
2.875%, 02/15/07	25,285	24,852,702
4.875%, 02/15/07	62,260	62,044,518
5.375%, 02/15/07	6,000	5,999,688
2.625%, 02/16/07	53,575	52,563,879
3.375%, 02/23/07	19,505	19,229,784
4.500%, 05/11/07	74,000	73,421,542
3.700%, 08/15/07	5,000	4,904,845
TOTAL AGENCY OBLIGATIONS		889,329,273

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $5,635,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,395,725) to be repurchased at $6,301,852	$6,301	$6,301,000
TOTAL INVESTMENTS — (100.0%) (Cost $898,473,808)		$895,630,273

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (8.1%)
BONDS — (8.1%)
Asfinag 3.250%, 10/19/09	13,900	$17,561,966
Austria, Republic of (f) 3.000%, 08/21/09	30,800	25,781,057
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	6,320,000	57,456,715
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	6,740,000	60,536,872
TOTAL — AUSTRIA		161,336,610
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of 3.750%, 03/28/09	6,000	7,740,453
3.000%, 03/28/10	40,000	50,134,649
TOTAL — BELGIUM		57,875,102
CANADA — (4.1%)
BONDS — (4.1%)
British Columbia, Province of 5.250%, 12/01/06	3,000	2,736,142
Ontario, Province of 5.200%, 03/08/07	16,000	14,618,030
6.200%, 11/19/09	28,500	27,325,588
(e) 3.500%, 03/12/10	15,000	19,052,576
Toyota Credit Canada, Inc. 4.250%, 06/17/09	6,600	5,950,785
4.750%, 06/29/09	14,300	13,075,120
TOTAL — CANADA		82,758,241
DENMARK — (3.5%)
BONDS — (3.5%)
Denmark, Kingdom of 4.000%, 08/15/08	345,000	59,913,949
Kommunekredit (f) 3.000%, 11/19/08	13,000	10,823,376
TOTAL — DENMARK		70,737,325
FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of 4.750%, 03/06/07	15,000	14,914,650
FRANCE — (9.0%)
BONDS — (9.0%)
Caisse D'Amortissement de la Dette Sociale SA 3.125%, 07/12/10	40,400	50,657,790
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,616,815
ERAP 3.750%, 04/25/10	24,200	31,083,728
French Government Note 3.500%, 01/12/09	5,500	7,049,768

	Face Amount^	Value†
	(000)
French Treasury Note BTAN 2.500%, 07/12/10	39,000	$47,788,643
Societe Nationale Cheminis Francais 4.625%, 10/25/09	2,700	3,553,718
Total Capital SA (f) 2.375%, 10/01/09	15,000	12,257,691
UNEDIC 3.000%, 02/02/10	10,000	12,497,155
TOTAL — FRANCE		180,505,308
GERMANY — (11.3%)
BONDS — (11.3%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	6,708,058
5.750%, 06/02/10	15,000	20,636,129
(j) 1.000%, 09/20/10	2,950,000	25,818,797
BundesObligation 2.500%, 10/08/10	26,700	32,644,206
DSL Bank AG (j) 1.750%, 10/07/09	1,450,000	13,153,443
KFW-Kreditanstalt Fuer Wiederaufbau AG (s) 3.750%, 01/28/09	15,560	2,159,385
(j) 1.850%, 09/20/10	5,230,000	47,608,219
Landeskreditbank Baden-Wuerttemberg Foerderbank (c) 4.500%, 01/26/09	19,800	17,980,881
Norddeutsche Landesbank (j) 0.450%, 01/19/09	6,700,000	58,888,800
TOTAL — GERMANY		225,597,918
JAPAN — (1.5%)
BONDS — (1.5%)
GlaxoSmithKline Capital KK (e) 3.250%, 06/03/09	22,800	28,953,780
NETHERLANDS — (8.3%)
BONDS — (8.3%)
Bank Nederlandse Gemeenten NV 3.000%, 04/15/10	23,600	29,460,082
Deutsche Bahn Finance NV 6.000%, 06/15/10	12,763	17,685,047
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,541,350
Netherlands, Government of 2.750%, 04/15/09	5,500	6,894,071
5.500%, 07/15/10	41,700	57,160,312
Rabobank Nederland NV 3.625%, 01/22/08	8,200	10,550,344
(c) 4.250%, 01/05/09	16,200	14,613,827
(j) 0.800%, 02/03/11	3,100,000	26,766,405
TOTAL — NETHERLANDS		165,671,438
NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans ASA (j) 1.800%, 06/21/10	5,998,000	54,468,789

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial 2.875%, 03/16/09	44,750	$56,222,778
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.0%)
BONDS — (8.0%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,244,472
(j) 1.950%, 03/23/10	1,000,000	9,100,689
Eurofima (s) 5.625%, 02/05/08	43,100	6,193,395
European Investment Bank (s) 4.000%, 04/15/09	236,700	33,194,457
(f) 1.500%, 03/01/10	18,500	14,716,712
(d) 5.000%, 06/10/10	65,000	11,624,046
Inter-American Development Bank (c) 5.625%, 06/29/09	13,660	12,868,799
(j) 1.900%, 07/08/09	5,250,000	47,850,873
International Finance Corp. (u) 4.750%, 04/30/07	19,065	18,901,918
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,325,351
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		159,020,712
SWEDEN — (6.7%)
BONDS — (6.7%)
Kommuninvest I Sverige AB 4.100%, 05/11/09	156,000	21,886,187
Stockholm, Sweden 3.375%, 03/08/10	254,400	34,814,577
Swedish Export Credit Corp. (u) 2.875%, 01/26/07	14,700	14,492,539
(d) 5.375%, 10/15/09	6,790	1,217,734
Swedish Government 6.500%, 05/05/08	100,000	14,712,230
5.000%, 01/28/09	60,000	8,654,676
4.000%, 12/01/09	277,000	39,005,340
TOTAL — SWEDEN		134,783,283
SWITZERLAND — (0.3%)
BONDS — (0.3%)
UBS AG 0.875%, 12/29/09	6,700	5,208,730
UNITED KINGDOM — (7.8%)
BONDS — (7.8%)
Bank of England (e) 3.000%, 01/27/09	45,000	56,866,991
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	50,500	39,989,427
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	47,000	59,347,197
TOTAL — UNITED KINGDOM		156,203,615

	Face Amount^	Value†
	(000)
UNITED STATES — (21.4%)
AGENCY OBLIGATIONS — (7.9%)
Federal Home Loan Bank 2.750%, 11/15/06	31,300	$30,944,902
3.750%, 01/16/07	17,700	17,524,752
Federal Home Loan Mortgage Corporation 3.750%, 11/15/06	18,000	17,876,466
(e) 5.750%, 09/15/10	38,000	52,381,568
Federal National Mortgage Association 2.625%, 11/15/06	9,520	9,407,140
3.000%, 11/22/06	30,000	29,675,640
TOTAL AGENCY OBLIGATIONS		157,810,468
BONDS — (6.4%)
Fleetboston Financial Corp. 4.875%, 12/01/06	16,870	16,828,280
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,128,893
(f) 1.750%, 02/12/10	37,000	29,537,268
(s) 2.750%, 08/17/10	120,500	16,021,932
KFW International Finance, Inc. (j) 1.750%, 03/23/10	350,000	3,176,170
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	6,670,000	57,436,911
TOTAL BONDS		128,129,454
CERTIFICATE OF DEPOSIT INTEREST BEARING — (4.3%)
Deutsche Bank AG 4.960%, 02/07/07	20,000	19,942,122
5.020%, 02/21/07	27,500	27,434,028
Wells Fargo Bank NA 4.850%, 01/30/07	39,000	38,772,817
TOTAL CERTIFICATE OF DEPOSIT INTEREST BEARING		86,148,967
COMMERCIAL PAPER — (2.8%)
Beta Finance Corp. 4.760%, 08/21/06	15,300	15,122,780
Sigma Finance Corp. 4.780%, 10/26/06	7,400	7,242,632
Societe Generale North America 5.110%, 01/31/07	35,000	33,752,922
TOTAL COMMERCIAL PAPER		56,118,334
TOTAL — UNITED STATES		428,207,223
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $15,995,000 FHLMC Notes 4.00%, 09/22/09, valued at $18,154,325) to be repurchased at $17,887,419	17,885	17,885,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,957,398,855)		$2,000,350,502

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (64.9%)
Federal Farm Credit Bank 6.450%, 10/07/09	$2,000	$2,067,026
7.160%, 05/19/10	3,000	3,190,662
4.180%, 09/22/10	7,000	6,682,270
6.700%, 11/22/10	2,000	2,107,036
6.135%, 12/13/10	4,000	4,119,732
5.750%, 01/18/11	9,000	9,143,289
6.000%, 03/07/11	9,000	9,226,944
6.740%, 04/11/11	1,000	1,056,776
4.800%, 05/24/11	3,300	3,214,606
6.300%, 06/06/11	2,800	2,918,138
4.250%, 07/11/11	13,600	12,910,140
4.350%, 11/02/11	8,000	7,612,592
4.200%, 11/07/11	5,000	4,722,510
4.300%, 11/23/11	5,500	5,218,730
6.260%, 12/02/11	2,000	2,081,918
4.950%, 12/22/11	9,000	8,812,170
4.500%, 03/14/12	8,500	8,129,935
4.625%, 03/16/12	7,000	6,704,481
5.000%, 06/01/12	4,295	4,212,283
4.480%, 08/24/12	4,000	3,813,156
6.280%, 11/26/12	3,000	3,149,454
4.400%, 01/03/13	11,000	10,422,016
4.150%, 05/15/13	10,000	9,314,950
3.880%, 07/08/13	7,000	6,398,868
4.920%, 08/26/13	4,125	4,017,189
4.710%, 10/18/13	7,000	6,720,826
8.160%, 09/30/14	3,615	4,271,549
4.700%, 12/10/14	4,000	3,805,392
4.375%, 02/17/15	8,000	7,425,024
Federal Home Loan Bank 5.315%, 12/23/08	8,000	8,004,680
5.545%, 02/17/09	3,000	3,019,902
5.950%, 03/16/09	5,550	5,625,569
5.863%, 04/22/09	9,000	9,142,740
6.730%, 06/22/09	2,500	2,604,442
6.500%, 08/14/09	3,000	3,101,955
6.500%, 11/13/09	9,000	9,319,527
3.875%, 02/12/10	3,000	2,853,330
7.375%, 02/12/10	2,080	2,217,359
7.625%, 05/14/10	3,020	3,260,866
4.125%, 08/13/10	9,000	8,583,687
6.625%, 11/15/10	1,000	1,047,165
5.875%, 02/15/11	7,000	7,113,099
4.500%, 05/13/11	2,045	1,964,394
6.000%, 05/13/11	10,205	10,495,210
7.200%, 06/14/11	3,000	3,235,206
5.750%, 08/15/11	12,000	12,175,296
5.625%, 11/15/11	5,000	5,048,975
5.750%, 05/15/12	16,300	16,603,718
4.625%, 08/15/12	9,775	9,374,313
4.500%, 11/15/12	12,000	11,449,056

	Face Amount	Value†
	(000)
5.126%, 02/28/13	$5,615	$5,525,626
3.875%, 06/14/13	12,600	11,480,364
4.500%, 09/16/13	11,000	10,408,970
5.250%, 06/18/14	14,000	13,854,540
4.500%, 11/14/14	4,000	3,754,388
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,142,268
6.790%, 05/23/12	17,500	18,724,475
6.000%, 03/15/13	9,000	9,306,360
4.750%, 08/01/13	8,000	7,691,896
6.250%, 12/15/17	5,000	5,310,340
TOTAL AGENCY OBLIGATIONS		399,909,378
U.S. TREASURY OBLIGATIONS — (33.2%)
U.S. Treasury Bonds 11.250%, 02/15/15	9,000	12,833,442
10.625%, 08/15/15	11,000	15,384,534
9.875%, 11/15/15	6,000	8,099,298
9.250%, 02/15/16	9,000	11,781,207
7.250%, 05/15/16	6,000	6,958,128
7.500%, 11/15/16	4,000	4,735,624
9.000%, 11/15/18	8,800	11,762,441
8.750%, 08/15/20	6,000	8,026,872
U.S. Treasury Notes 5.500%, 05/15/09	5,000	5,067,775
6.000%, 08/15/09	8,000	8,226,872
6.500%, 02/15/10	6,600	6,924,588
5.750%, 08/15/10	3,600	3,701,390
5.000%, 02/15/11	14,700	14,697,707
5.000%, 08/15/11	22,000	21,984,534
4.875%, 02/15/12	19,700	19,539,937
4.375%, 08/15/12	13,500	13,011,152
4.000%, 11/15/12	9,700	9,132,395
3.875%, 02/15/13	14,300	13,327,486
4.250%, 08/15/13	10,000	9,494,920
TOTAL U.S. TREASURY OBLIGATIONS		204,690,302
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $10,241,000 FHLMC Notes 4.00%, 09/22/09, valued at $11,623,535) to be repurchased at $11,452,549	11,451	11,451,000
TOTAL INVESTMENTS — (100.0%) (Cost $629,337,834)		$616,050,680

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (54.0%)
ALABAMA — (1.6%)
Alabama State Department of Dock Facilities Revenue Bonds 6.000%, 10/01/08	$1,000	$1,051,130
Alabama State Federal Highway Finance Authority Series A Revenue Bonds 5.000%, 03/01/09	4,000	4,134,040
Alabama Water Pollution Control Authority Revenue Bonds 5.000%, 08/15/08	2,160	2,219,465
City of Huntsville, Alabama General Obligations 4.500%, 08/01/07	1,000	1,009,490
Jefferson County, Alabama Series A General Obligations 5.000%, 04/01/08	1,300	1,330,147
TOTAL ALABAMA		9,744,272
ARIZONA — (1.3%)
Arizona State Transportation Board Revenue Bonds 5.250%, 07/01/08	3,000	3,094,890
City of Scottsdale, Arizona General Obligations 5.000%, 07/01/08	2,250	2,310,030
Phoenix, Arizona Civic Improvement Corp. Water System Revenue Bonds 5.000%, 07/01/08	1,500	1,538,820
Pima County, Arizona General Obligations 5.100%, 07/01/07	1,000	1,015,400
TOTAL ARIZONA		7,959,140
ARKANSAS — (1.2%)
Fort Smith, Arkansas Water & Sewer Redevelopment Revenue Bonds 5.000%, 10/01/09	2,850	2,963,772
State of Arkansas General Obligations 5.500%, 08/01/09	3,885	4,088,885
TOTAL ARKANSAS		7,052,657
COLORADO — (0.2%)
Jefferson County, Colorado School District General Obligations 5.500%, 12/15/06	1,000	1,010,090
CONNECTICUT — (2.9%)
City of Stamford, Connecticut General Obligations 5.000%, 07/15/09	2,000	2,081,640
Connecticut State General Obligations 5.000%, 12/15/09	4,000	4,163,720

	Face Amount	Value†
	(000)
Connecticut State Special Obligation Rate Reduction Series A Revenue Bonds 5.000%, 06/30/09	$5,000	$5,189,800
State of Connecticut Health Education Refunding Bonds 4.500%, 03/15/09	5,600	5,718,440
TOTAL CONNECTICUT		17,153,600
DELAWARE — (0.3%)
Delaware Transportation Authority Series B Revenue Bonds 5.250%, 07/01/07	1,000	1,017,390
State of Delaware Series B General Obligations 5.000%, 05/01/07	1,000	1,012,870
TOTAL DELAWARE		2,030,260
FLORIDA — (2.2%)
Florida State Board of Education Series C General Obligations 4.000%, 06/01/09	4,000	4,035,920
Florida State Board of Education Series H General Obligations 5.000%, 06/01/08	2,000	2,052,500
Gainesville, Florida Utility System Revenue Bonds 5.000%, 10/01/09	4,000	4,163,480
Jacksonville, Florida Excise Taxes Revenue Bonds 5.250%, 10/01/07	1,000	1,020,940
Orlando and Orange County, Florida Expressway 4.000%, 07/01/06	1,775	1,775,568
TOTAL FLORIDA		13,048,408
GEORGIA — (1.8%)
State of Georgia General Obligations 5.250%, 08/01/07	1,000	1,018,800
5.750%, 08/01/07	2,165	2,217,848
5.750%, 09/01/07	1,000	1,026,130
6.700%, 08/01/08	2,000	2,127,360
6.250%, 04/01/09	2,000	2,139,800
5.800%, 11/01/09	2,010	2,148,469
TOTAL GEORGIA		10,678,407
HAWAII — (0.7%)
Honolulu, Hawaii General Obligations Pre-Refunded 5.000%, 03/01/10	1,255	1,312,303
Honolulu, Hawaii General Obligations Un-Refunded 5.000%, 03/01/10	745	776,372
State of Hawaii General Obligations 5.000%, 04/01/08	2,000	2,046,020
TOTAL HAWAII		4,134,695

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
IDAHO — (2.0%)
State of Idaho General Obligations 4.000%, 06/30/06	$12,000	$12,003,840
ILLINOIS — (2.0%)
Central Lake County, Illinois General Obligations 6.000%, 02/01/08	1,000	1,036,550
Chicago Metropolitan Water Reclamation District General Obligations 5.500%, 12/01/08	2,000	2,084,840
Chicago, Illinois Public Building Commission Revenue Bonds 5.000%, 03/01/08	1,000	1,022,150
Chicago, Illinois Tax Increment 5.500%, 01/01/07	970	980,263
Du Page, Cook & Will Counties Community College District General Obligations 5.000%, 06/01/08	2,175	2,230,419
Du Page, Illinois Water Commission General Obligations 5.000%, 03/01/07	1,000	1,009,840
State of Illinois First Series General Obligations 5.250%, 04/01/07	600	607,818
State of Illinois General Obligations 5.500%, 04/01/09	3,000	3,140,820
TOTAL ILLINOIS		12,112,700
INDIANA — (0.7%)
Indianapolis, Indiana Local Improvement Revenue Bonds 6.500%, 01/01/08	1,000	1,042,820
Ivy Technical State College Revenue Bonds 5.000%, 07/01/08	1,000	1,025,270
Logansport Multi-Purpose School Building Corp. Revenue Bonds 4.250%, 07/05/08	1,000	1,010,500
Valparaiso, Indiana School Building Corp. Revenue Bonds 4.500%, 01/05/07	1,000	1,004,830
TOTAL INDIANA		4,083,420
IOWA — (0.6%)
Des Moines, Iowa General Obligations 5.000%, 06/01/09	3,680	3,807,843
KANSAS — (0.5%)
Johnson County, Kansas General Obligations 5.250%, 09/01/07	1,000	1,019,760
Kansas State Development Finance Authority Revenue Bonds 5.000%, 10/01/07	1,000	1,017,350
Wyandotte County, Kansas City, Kansas 5.000%, 09/01/07	1,000	1,016,640
TOTAL KANSAS		3,053,750

	Face Amount	Value†
	(000)
KENTUCKY — (0.5%)
Kentucky State Turnpike Authority Revenue Bonds 5.500%, 07/01/08	$3,000	$3,103,650
LOUISIANA — (0.6%)
Calcasieu Parish, Louisiana General Obligations 4.600%, 08/15/06	700	701,337
New Orleans, Louisiana Certificates of Indebtedness General Obligations 5.000%, 03/01/08	1,000	1,019,610
Shreveport, Louisiana Series A Certificates of Indebtedness 5.000%, 10/01/07	1,000	1,016,700
St. Tammany Parish, Louisiana Revenue Bonds 6.000%, 04/01/07	1,000	1,018,560
TOTAL LOUISIANA		3,756,207
MARYLAND — (2.1%)
State of Maryland General Obligations 5.250%, 07/15/06	2,025	2,028,868
5.000%, 07/15/07	2,000	2,031,240
5.000%, 07/15/08	2,000	2,056,360
5.250%, 02/01/09	5,000	5,203,050
Washington Suburban Sanitation District General Obligations 5.250%, 06/01/08	1,000	1,031,780
TOTAL MARYLAND		12,351,298
MASSACHUSETTS — (0.5%)
Boston, Massachusetts Series A General Obligations 5.000%, 02/01/08	1,000	1,021,770
State of Massachusetts Series C General Obligations 5.250%, 12/01/07	2,000	2,046,240
TOTAL MASSACHUSETTS		3,068,010
MICHIGAN — (1.4%)
Detroit, Michigan City School District Series B General Obligations 4.500%, 05/01/08	1,000	1,015,480
Fraser Public School District General Obligations 5.150%, 05/01/08	1,000	1,027,340
Michigan Municipal Bond Authority Revenue Bonds 5.250%, 10/01/07	1,000	1,020,550
5.250%, 10/01/08	3,000	3,103,770
Michigan State Comprehensive Transportation Series A Revenue Bonds 5.750%, 05/15/07	1,000	1,019,580
Wayne County, Michigan Community College General Obligations 5.000%, 07/01/07	1,000	1,014,250
TOTAL MICHIGAN		8,200,970

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (1.6%)
Metropolitan Council of Minneapolis and St. Paul General Obligations 4.000%, 02/01/08	$1,200	$1,208,568
State of Minnesota General Obligations 4.500%, 08/01/06	2,590	2,593,989
5.500%, 11/01/06	2,250	2,267,932
5.000%, 11/01/07	1,000	1,019,540
5.000%, 08/01/09	2,600	2,703,610
TOTAL MINNESOTA		9,793,639
MISSISSIPPI — (0.9%)
Rankin County, Mississippi School District General Obligations 4.500%, 02/01/07	1,000	1,005,410
State of Mississippi General Obligations 5.000%, 10/01/09	4,000	4,149,560
TOTAL MISSISSIPPI		5,154,970
MISSOURI — (0.5%)
State of Missouri General Obligations 5.000%, 08/01/08	3,000	3,083,700
NEVADA — (1.4%)
Clark County, Nevada School District General Obligations 4.000%, 06/01/09	3,540	3,570,763
Las Vegas, Nevada Valley Water Distribution Series B General Obligations 5.250%, 06/01/09	2,830	2,953,841
State of Nevada General Obligations 5.375%, 10/01/08	2,100	2,177,952
TOTAL NEVADA		8,702,556
NEW HAMPSHIRE — (0.2%)
New Hampshire State Turnpike Systems Revenue Bonds 5.000%, 10/01/06	1,000	1,004,680
NEW JERSEY — (1.2%)
New Jersey State Transportation Trust Fund Authority 5.375%, 12/15/07	1,000	1,025,100
5.250%, 12/15/09	6,130	6,429,083
TOTAL NEW JERSEY		7,454,183
NEW MEXICO — (0.3%)
New Mexico State Severance Tax Series 5.000%, 07/01/07	1,550	1,572,258
NEW YORK — (1.4%)
Municipal Assistance Corp. for the City of New York Revenue Bonds 6.000%, 07/01/07	1,000	1,025,310
Nassau County, New York Interim Finance Authority Series A Revenue Bonds 5.000%, 11/15/09	3,415	3,558,396

	Face Amount	Value†
	(000)
New York State Thruway Authority Series A Revenue Bonds 5.000%, 04/01/09	$3,500	$3,626,385
TOTAL NEW YORK		8,210,091
NORTH CAROLINA — (1.6%)
Durham County, North Carolina General Obligations 5.500%, 04/01/09	3,000	3,150,690
North Carolina State Public Improvements General Obligations 5.500%, 03/01/08	1,000	1,031,860
State of North Carolina General Obligations 5.000%, 03/01/09	4,000	4,139,320
University of North Carolina Revenue Bonds 5.000%, 04/01/08	1,000	1,024,250
TOTAL NORTH CAROLINA		9,346,120
OHIO — (2.0%)
Franklin County, Ohio General Obligations 5.500%, 12/01/07	1,000	1,027,150
Ohio State Building Authority Revenue Bonds 5.500%, 10/01/08	1,500	1,560,495
Ohio State Higher Education Capital Facilities Revenue Bonds 5.000%, 12/01/08	5,000	5,150,800
Ohio State Higher Education Capital Facilities Series II Revenue Bonds 5.250%, 12/01/06	1,000	1,008,110
Ohio State Water Development Authority Revenue Bonds 5.000%, 06/01/08	2,500	2,564,175
State of Ohio Highway Improvement General Obligations 5.500%, 05/01/07	1,000	1,016,920
TOTAL OHIO		12,327,650
OKLAHOMA — (0.7%)
Grand River Dam Authority of Oklahoma Revenue Bonds 5.750%, 06/01/08	4,000	4,159,720
OREGON — (1.5%)
Oregon State Deparment of Transportation Revenue Bonds 5.000%, 11/15/06	900	905,715
Oregon State Department of Administrative Services Revenue Bonds 5.250%, 04/01/08	2,000	2,055,460
Salem-Keizer, Oregon School District General Obligations 5.000%, 06/15/09	6,055	6,280,185
TOTAL OREGON		9,241,360

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
PENNSYLVANIA — (3.4%)
Allegheny County, Pennsylvania Sanitation Authority 5.000%, 12/01/07	$1,000	$1,018,950
Berks County, Pennsylvania General Obligations 6.350%, 11/15/07	1,500	1,556,445
Pennsylvania Intergovernmental Cooperative Authority Special Tax 5.000%, 06/15/08	1,000	1,025,950
Philadelphia, Pennsylvania Water Revenue Bonds 5.500%, 06/15/06	2,450	2,451,298
Pittsburgh, Pennsylvania School District General Obligations 5.000%, 09/01/07	1,000	1,016,270
State of Pennsylvania General Obligations 5.000%, 01/15/07	650	655,427
5.500%, 07/01/07	6,280	6,405,537
5.250%, 10/01/07	3,090	3,153,098
5.000%, 10/01/09	2,950	3,071,511
TOTAL PENNSYLVANIA		20,354,486
SOUTH CAROLINA — (0.8%)
Piedmont Municipal Power Agency Electric Revenue Bonds Series 1985B 6.125%, 01/01/07	1,000	1,013,510
Richland County, South Carolina General Obligations 5.000%, 02/01/10	1,500	1,566,555
State of South Carolina General Obligations 5.000%, 04/01/09	1,900	1,967,583
TOTAL SOUTH CAROLINA		4,547,648
TENNESSEE — (1.6%)
Knox County, Tennessee General Obligations 4.500%, 04/01/08	2,000	2,028,900
Metro Government of Nashville & Davidson Counties General Obligations 5.000%, 11/15/08	2,000	2,060,200
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations 5.250%, 10/15/07	790	806,598
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations 5.250%, 10/15/07	210	214,412
Shelby County, Tennessee General Obligations 5.000%, 04/01/09	4,195	4,335,113
TOTAL TENNESSEE		9,445,223

	Face Amount	Value†
	(000)
TEXAS — (3.2%)
Dallas, Texas Waterworks & Sewer System 5.250%, 10/01/08	$3,000	$3,101,040
Lower Colorado River Authority Revenue Bonds 5.250%, 05/15/08	1,000	1,029,560
San Antonio, Texas Pre Refunded General Obligations 5.000%, 08/01/07	20	20,313
San Antonio, Texas Unrefunded General Obligations 5.000%, 08/01/07	980	994,906
State of Texas General Obligations 5.000%, 08/01/09	4,000	4,144,880
Texas A&M University Revenue Bonds 5.375%, 05/15/08	1,360	1,402,840
5.000%, 05/15/09	4,000	4,139,200
Texas State University Systems Financing Revenue Bonds 5.000%, 03/15/09	2,245	2,319,444
Trinity River Authority Texas Regional Wastewater System Revenue Bonds 5.500%, 08/01/08	2,200	2,280,740
TOTAL TEXAS		19,432,923
UTAH — (1.1%)
Salt Lake City, Utah General Obligations 5.250%, 06/15/07	1,000	1,016,900
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds 5.000%, 10/01/08	1,800	1,849,896
State of Utah General Obligations 4.000%, 07/01/08	3,000	3,020,100
Utah State Board of Regents Revenue Bonds 5.250%, 04/01/08	1,000	1,027,910
TOTAL UTAH		6,914,806
VERMONT — (0.2%)
Vermont Public Power Supply Authority 4.000%, 07/01/07	1,000	1,003,940
VIRGINIA — (4.0%)
Arlington County, Virginia General Obligations 4.000%, 01/15/09	4,000	4,037,440
Fairfax Country, Virginia General Obligations 5.000%, 06/01/09	3,465	3,599,303
Richmond, Virginia General Obligations 5.000%, 07/15/07	1,000	1,015,400
State of Virginia General Obligations 3.500%, 06/01/07	2,310	2,308,961
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes 5.000%, 10/01/09	5,000	5,205,950

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Virginia State Public Building Authority Revenue Bonds 5.000%, 08/01/09	$4,000	$4,156,960
Virginia State Public School Authority Pre-Refunded 5.250%, 08/01/09	25	26,173
Virginia State Public School Authority Un-Refunded 5.250%, 08/01/09	3,475	3,631,757
TOTAL VIRGINIA		23,981,944
WASHINGTON — (2.6%)
Grant County, Washington Public Utility Series H Revenue Bonds 5.000%, 01/01/10	2,000	2,083,480
King County, Washington Sewer Revenue Bonds 5.250%, 01/01/08	2,000	2,047,180
Seattle, Washington Drain & Wastewater Revenue Bonds 4.000%, 07/01/08	1,000	1,005,710
Seattle, Washington Light & Power Authority Revenue Bonds 4.000%, 08/01/09	5,940	5,985,322
Snohomish County, Washington School District Revenue Bonds 4.500%, 06/01/09	3,500	3,574,550
State of Washington General Obligations 5.500%, 09/01/07	1,000	1,022,390
TOTAL WASHINGTON		15,718,632
WISCONSIN — (0.7%)
Muskego Norway, Wisconsin School District General Obligations 5.000%, 04/01/07	1,000	1,010,950
State of Wisconsin General Obligations 5.000%, 05/01/07	1,000	1,011,970
5.250%, 05/01/09	2,000	2,083,460
TOTAL WISCONSIN		4,106,380
TOTAL MUNICIPAL BONDS		323,910,126
TAX EXEMPT COMMERCIAL PAPER — (44.0%)
ARIZONA — (2.8%)
City of Mesa, Arizona Municipal Bonds 3.500%, 06/02/06	4,000	4,000,000
3.400%, 07/07/06	1,000	999,669
Salt River Project Agricultural Improvement 3.470%, 06/05/06	5,000	5,000,000
3.220%, 06/07/06	500	499,962
3.350%, 06/08/06	4,000	3,999,807
3.380%, 08/02/06	2,500	2,499,325
TOTAL ARIZONA		16,998,763

	Face Amount	Value†
	(000)
CALIFORNIA — (2.0%)
California Department of Water Resources 3.640%, 06/06/06	$8,000	$8,000,000
3.560%, 07/13/06	4,000	4,000,220
TOTAL CALIFORNIA		12,000,220
CONNECTICUT — (0.5%)
State of Connecticut Health and Education 3.410%, 06/07/06	1,000	999,986
3.310%, 07/12/06	2,000	1,999,276
TOTAL CONNECTICUT		2,999,262
FLORIDA — (1.5%)
Sunshine State Government Finance 3.650%, 06/09/06	1,555	1,555,000
3.440%, 06/16/06	5,000	4,999,476
3.380%, 08/23/06	2,450	2,449,142
TOTAL FLORIDA		9,003,618
GEORGIA — (2.4%)
Burke County, Georgia Development Authority 3.500%, 06/01/06	6,000	6,000,000
3.630%, 06/01/06	2,000	2,000,000
3.470%, 06/16/06	6,000	6,000,000
TOTAL GEORGIA		14,000,000
ILLINOIS — (0.4%)
Illinois Health Facilities Authority 3.550%, 07/05/06	2,475	2,475,000
MARYLAND — (2.5%)
Maryland Health & Higher Education 3.630%, 06/05/06	3,000	3,000,000
3.100%, 06/08/06	3,000	2,999,621
3.280%, 06/08/06	1,000	999,946
3.530%, 07/05/06	4,000	3,999,773
3.530%, 08/08/06	4,000	4,000,920
TOTAL MARYLAND		15,000,260
MASSACHUSETTS — (2.3%)
Massachusetts Health & Education Facility 3.100%, 06/01/06	1,000	1,000,000
3.100%, 06/05/06	2,000	1,999,875
Massachusetts Port Authority 3.320%, 06/09/06	3,000	2,999,803
3.410%, 06/12/06	1,000	999,928
3.200%, 06/26/06	5,000	4,997,500
Massachusetts Water Resource Authority 3.530%, 08/21/06	2,000	2,000,280
TOTAL MASSACHUSETTS		13,997,386

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (2.7%)
University of Minnesota 3.500%, 06/02/06	$3,000	$3,000,000
3.070%, 06/06/06	5,000	4,999,525
3.230%, 06/06/06	4,000	3,999,753
3.570%, 07/06/06	1,975	1,975,000
3.300%, 07/11/06	2,000	1,999,067
TOTAL MINNESOTA		15,973,345
MISSISSIPPI — (0.3%)
Mississippi Hospital Equipment & Facility 3.580%, 06/13/06	2,000	2,000,000
NEBRASKA — (1.7%)
Omaha Public Power District 3.220%, 06/23/06	4,100	4,098,327
3.380%, 08/14/06	2,000	1,999,360
3.380%, 08/16/06	4,000	3,998,720
TOTAL NEBRASKA		10,096,407
NEVADA — (1.5%)
Las Vegas, Nevada Valley Water Distribution Series B General Obligations 3.490%, 07/07/06	2,000	2,000,000
3.550%, 07/26/06	2,000	2,000,183
3.480%, 08/11/06	5,000	5,000,250
TOTAL NEVADA		9,000,433
NEW YORK — (5.0%)
Dormitory Authority of New York 3.320%, 06/14/06	5,000	4,999,339
New York City Municipal Water 3.280%, 07/25/06	11,000	10,995,842
New York Power Authority 3.530%, 06/07/06	5,000	5,000,000
3.460%, 06/27/06	7,000	6,998,787
New York State Environmental Quality General Obligations 3.100%, 06/08/06	2,000	1,999,789
TOTAL NEW YORK		29,993,757
OHIO — (1.1%)
Ohio State University 3.050%, 06/02/06	6,500	6,499,889
SOUTH CAROLINA — (0.6%)
South Carolina Public Service Authority 3.280%, 07/06/06	1,750	1,749,147
3.450%, 08/07/06	2,000	1,999,920
TOTAL SOUTH CAROLINA		3,749,067
TENNESSEE — (2.1%)
Tennessee State School Board Authority 3.300%, 06/01/06	2,790	2,790,000
3.180%, 06/02/06	1,400	1,399,984
3.200%, 06/07/06	8,500	8,499,320
TOTAL TENNESSEE		12,689,304

	Face Amount	Value†
	(000)
TEXAS — (12.4%)
City of San Antonio, Texas Electric 3.200%, 06/02/06	$1,000	$999,989
3.200%, 06/05/06	1,800	1,799,916
Dallas Area Rapid Transit 3.550%, 06/14/06	9,000	9,000,000
3.600%, 06/15/06	1,000	1,000,000
Harris County, Texas General Obligations 3.570%, 06/07/06	2,000	2,000,000
3.590%, 06/08/06	4,400	4,400,000
3.580%, 06/12/06	1,000	1,000,000
3.280%, 06/13/06	1,439	1,438,764
3.200%, 07/05/06	1,000	999,405
3.570%, 08/09/06	2,830	2,830,538
Houston, Texas General Obligations 3.200%, 06/01/06	3,000	3,000,000
3.100%, 06/05/06	4,000	3,999,749
3.300%, 06/05/06	1,500	1,499,957
3.550%, 08/10/06	3,000	3,000,240
Plano, Texas Health Facility 3.530%, 06/05/06	2,000	2,000,017
3.530%, 06/06/06	10,500	10,500,044
Texas Public Finance Authority 3.600%, 06/01/06	5,000	5,000,000
3.240%, 06/22/06	3,000	2,998,885
3.530%, 08/14/06	1,700	1,700,255
University of Texas Board of Regents 3.120%, 06/06/06	2,000	1,999,832
3.550%, 08/03/06	3,000	3,000,150
3.550%, 08/04/06	3,000	3,000,420
3.550%, 08/04/06	7,000	7,000,980
TOTAL TEXAS		74,169,141
UTAH — (1.1%)
Intermountain Power Agency 3.500%, 06/02/06	4,800	4,800,000
3.560%, 06/02/06	2,000	2,000,000
TOTAL UTAH		6,800,000
VIRGINIA — (0.4%)
IDA of The City of Hampton, Virginia 3.520%, 07/07/06	2,600	2,600,000
WISCONSIN — (0.7%)
State of Wisconsin General Obligations 3.480%, 07/06/06	4,000	4,000,000
TOTAL TAX EXEMPT COMMERCIAL PAPER		264,045,852
	Shares
	(000)
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds MuniFund Portfolio	12,021	12,020,997
TOTAL INVESTMENTS — (100.0%) (Cost $606,343,564)		$599,976,975

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	U.S. Large Company Portfolio	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S. Small XM Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,425,991	$328,924	$4,959,199	$191,060
Receivable for Fund Shares Sold	3,506	319	6,089	528
Prepaid Expenses and Other Assets	57	26	84	14
Total Assets	2,429,554	329,269	4,965,372	191,602
LIABILITIES:
Payables:
Investment Securities Purchased	2,659	280	4,884	526
Fund Shares Redeemed	847	39	1,205	2
Due to Advisor	210	42	620	49
Accrued Expenses and Other Liabilities	98	13	181	7
Total Liabilities	3,814	374	6,890	584
NET ASSETS	$2,425,740	$328,895	$4,958,482	$191,018
SHARES OUTSTANDING $0.01 PAR VALUE	64,848,568	33,388,501	213,045,915	11,097,107
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$37.41	$9.85	$23.27	$17.21
Investments in Affiliated Investment Companies at Cost	$1,996,202	$291,619	$3,759,990	$153,391
	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$7,737,202	—	—	—
Investments at Value (including $0, $33,352, $40,475, and $10,631 of securities on loan, respectively)	—	$393,685	$534,532	$164,378
Temporary Cash Investments at Value	—	36,005	48,525	12,171
Receivables:
Dividends and Interest	—	591	739	171
Securities Lending Income	—	11	19	11
Fund Shares Sold	7,081	1,160	2,577	87
Prepaid Expenses and Other Assets	61	8	16	2
Deferred Offering Costs	—	8	8	24
Total Assets	7,744,344	431,468	586,416	176,844
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	34,427	41,635	11,012
Investment Securities Purchased	1,825	2,261	7,040	—
Fund Shares Redeemed	5,256	665	33	291
Due to Advisor	1,990	49	87	37
Accrued Expenses and Other Liabilities	320	26	29	11
Total Liabilities	9,391	37,428	48,824	11,351
NET ASSETS	$7,734,953	$394,040	$537,592	$165,493
SHARES OUTSTANDING $0.01 PAR VALUE	262,875,108	37,277,714	50,216,871	15,259,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$29.42	$10.57	$10.71	$10.85
Investments in Affiliated Investment Companies at Cost	$5,407,695	$—	$—	$—
Investments at Cost	$—	$390,580	$523,411	$159,972
Temporary Cash Investments at Cost	$—	$36,005	$48,525	$12,171

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,961,469	$4,452,237	—	—
Investments at Value (including $0, $0, $174,784, and $293,389 of securities on loan, respectively)	—	—	$2,104,019	$1,388,197
Temporary Cash Investments at Value	—	—	201,720	321,047
Foreign Currencies at Value	—	—	—	4,739
Cash	—	—	—	15
Receivables:
Investment Securities Sold	6,087	—	—	648
Dividends, Interest, and Tax Reclaims	—	—	1,756	5,104
Securities Lending Income	—	—	8	476
Fund Shares Sold	2,305	3,516	2,492	1,539
Prepaid Expenses and Other Assets	38	62	95	26
Total Assets	2,969,899	4,455,815	2,310,090	1,721,791
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	180,690	316,191
Investment Securities Purchased	11	1,625	9,447	7,623
Fund Shares Redeemed	8,381	1,891	2,310	652
Due to Advisor	815	1,522	532	299
Accrued Expenses and Other Liabilities	116	190	129	101
Total Liabilities	9,323	5,228	193,108	324,866
NET ASSETS	$2,960,576	$4,450,587	$2,116,982	$1,396,925
SHARES OUTSTANDING $0.01 PAR VALUE	140,917,153	281,230,813	78,622,270	63,915,801
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.01	$15.83	$26.93	$21.86
Investments in Affiliated Investment Companies at Cost	$2,367,570	$3,250,270	$—	$—
Investments at Cost	$—	$—	$1,456,983	$1,023,073
Temporary Cash Investments at Cost	$—	$—	$201,720	$321,047
Foreign Currencies at Cost	$—	$—	$—	$4,725

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	International Core Equity Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,835,588	$198,610	$56,576
Investments at Value (including $50,296, $0, $0, and $0 of securities on loan, respectively)	$403,700	—	—	—
Temporary Cash Investments at Value	57,865	2,259	—	—
Foreign Currencies at Value	4,338	—	—	—
Cash	15	15	—	—
Receivables:
Investment Securities Sold	57	—	—	—
Dividends, Interest, and Tax Reclaims	1,535	—	—	—
Securities Lending Income	84	—	—	—
Fund Shares Sold	2,969	3,022	785	720
Prepaid Expenses and Other Assets	16	60	33	10
Deferred Offering Costs	8	—	—	—
Total Assets	470,587	3,840,944	199,428	57,306
LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,314	—	—	—
Investment Securities Purchased	7,630	—	784	705
Fund Shares Redeemed	15	1,663	1	15
Due to Advisor	139	1,334	76	26
Accrued Expenses and Other Liabilities	67	144	9	2
Total Liabilities	62,165	3,141	870	748
NET ASSETS	$408,422	$3,837,803	$198,558	$56,558
SHARES OUTSTANDING $0.01 PAR VALUE	34,624,501	212,354,559	10,308,043	3,290,758
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.80	$18.07	$19.26	$17.19
Investments in Affiliated Investment Companies at Cost	$—	$2,826,935	$268,337	$74,482
Investments at Cost	$375,324	$—	$—	$—
Temporary Cash Investments at Cost	$57,865	$2,259	$—	$—
Foreign Currencies at Cost	$4,243	$—	$—	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$24,883	$72,946	—	$2,048,111
Investments at Value (including $0, $0, $991,470, and $0 securities on loan, respectively)	—	—	$5,453,567	—
Temporary Cash Investments at Value	—	—	1,085,511	—
Foreign Currencies at Value	—	—	20,135	—
Cash	—	—	15	—
Receivables:
Investment Securities Sold	—	—	17,725	709
Dividends, Interest, and Tax Reclaims	—	—	20,181	—
Securities Lending Income	—	—	1,436	—
Fund Shares Sold	249	327	34,441	2,366
Prepaid Expenses and Other Assets	10	12	79	34
Total Assets	25,142	73,285	6,633,090	2,051,220
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	1,077,537	—
Investment Securities Purchased	244	315	18,398	—
Fund Shares Redeemed	5	12	3,763	3,075
Due to Advisor	7	27	3,085	763
Accrued Expenses and Other Liabilities	1	7	433	88
Total Liabilities	257	361	1,103,216	3,926
NET ASSETS	$24,885	$72,924	$5,529,874	$2,047,294
SHARES OUTSTANDING $0.01 PAR VALUE	903,426	4,010,762	278,934,402	94,994,261
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.55	$18.18	$19.82	$21.55
Investments in Affiliated Investment Companies at Cost	$14,636	$45,047	$—	$1,271,062
Investments at Cost	$—	$—	$3,969,664	$—
Temporary Cash Investments at Cost	$—	$—	$1,085,511	$—
Foreign Currencies at Cost	$—	$—	$19,950	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$663,572	—	$2,299,791	$2,243,472
Investments at Value	—	$456,180	—	—
Foreign Currencies at Value	—	1,202	—	—
Receivables:
Investment Securities Sold	—	3,200	—	—
Dividends, Interest, and Tax Reclaims	—	1,635	—	—
Fund Shares Sold	5,712	2,729	3,739	2,741
Prepaid Expenses and Other Assets	34	17	53	65
Total Assets	669,318	464,963	2,303,583	2,246,278
LIABILITIES:
Payables:
Investment Securities Purchased	5,600	1	1,212	1,028
Fund Shares Redeemed	112	613	2,527	1,713
Due to Advisor	266	239	193	185
Loan Payable	—	2,976	—	—
Deferred Thailand Capital Gains Tax	—	104	—	—
Accrued Expenses and Other Liabilities	25	82	107	97
Total Liabilities	6,003	4,015	4,039	3,023
NET ASSETS	$663,315	$460,948	$2,299,544	$2,243,255
SHARES OUTSTANDING $0.01 PAR VALUE	43,835,261	35,831,016	226,423,864	226,129,428
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.13	$12.86	$10.16	$9.92
Investments in Affiliated Investment Companies at Cost	$519,920	$—	$2,295,556	$2,243,886
Investments at Cost	$—	$421,363	$—	$—
Foreign Currencies at Cost	$—	$1,198	$—	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$889,329	$1,982,466	$604,600	$587,956
Temporary Cash Investments at Value	6,301	17,885	11,451	12,021
Foreign Currencies at Value	—	18,393	—	—
Cash	—	15	—	—
Receivables:
Investment Securities Sold	—	9,280	—	—
Dividends and Interest	7,100	26,551	7,719	6,713
Fund Shares Sold	1,198	2,890	1,068	690
Unrealized Gain on Forward Currency Contracts	—	11,900	—	—
Prepaid Expenses and Other Assets	43	1,348	23	31
Total Assets	903,971	2,070,728	624,861	607,411
LIABILITIES:
Payables:
Investment Securities Purchased	—	27,769	7,580	—
Fund Shares Redeemed	378	1,273	140	167
Due to Advisor	149	421	50	91
Unrealized Loss on Forward Currency Contracts	—	2,323	—	—
Accrued Expenses and Other Liabilities	56	144	35	35
Total Liabilities	583	31,930	7,805	293
NET ASSETS	$903,388	$2,038,798	$617,056	$607,118
SHARES OUTSTANDING $0.01 PAR VALUE	86,915,269	198,272,729	55,656,303	60,851,751
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.39	$10.28	$11.09	$9.98
Investments at Cost	$892,173	$1,939,514	$617,887	$594,323
Temporary Cash Investments at Cost	$6,301	$17,885	$11,451	$12,021
Foreign Currencies at Cost	$—	$18,450	$—	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S. Small XM Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$2,434	$22,373	$712
Dividends	$21,366	—	—	—
Interest	1,527	—	—	—
Income from Securities Lending	152	—	—	—
Expenses Allocated from Affiliated Investment Company	(503)	—	—	—
Total Investment Income	22,542	2,434	22,373	712
Expenses
Administrative Services Fees	1,977	245	3,367	281
Accounting & Transfer Agent Fees	23	8	40	7
Legal Fees	7	1	12	1
Audit Fees	1	1	2	1
Filing Fees	44	11	64	10
Shareholders' Reports	32	4	47	1
Directors'/Trustees' Fees & Expenses	9	1	18	—
Other	7	1	10	—
Total Expenses	2,100	272	3,560	301
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(891)	—	—	—
Net Expenses	1,209	272	3,560	301
Net Investment Income (Loss)	21,333	2,162	18,813	411
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	4,135	138,196	16,223
Net Realized Gain (Loss) on Investment Securities Sold	(5,373)	(62)	533	(31)
Net Realized Gain (Loss) on Futures	1,781	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	36,615	267	145,340	(280)
Futures	(2,845)	—	—	—
Net Realized and Unrealized Gain (Loss)	30,178	4,340	284,069	15,912
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,511	$6,502	$302,882	$16,323

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio(a)
Investment Income
Income Distributions Received from Affiliated Investment Company	$26,104	—	—	—
Dividends	—	$2,056	$2,903	$822
Interest	—	146	204	44
Income from Securities Lending	—	38	68	52
Total Investment Income	26,104	2,240	3,175	918
Expenses
Investment Advisory Services Fees	—	218	364	193
Administrative Services Fees	11,313	—	—	—
Accounting & Transfer Agent Fees	62	25	31	18
Custodian Fees	—	28	40	12
Legal Fees	25	1	1	1
Audit Fees	3	1	2	1
Filing Fees	73	9	12	5
Shareholders' Reports	86	4	4	1
Directors'/Trustees' Fees & Expenses	28	1	1	—
Organizational and Offering Costs	—	14	14	18
Other	25	3	3	2
Total Expenses	11,615	304	472	251
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(9)	1	(21)
Net Expenses	11,615	295	473	230
Net Investment Income (Loss)	14,489	1,945	2,702	688
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	658,949	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(3,204)	287	518	5,577
Change in Unrealized Appreciation (Depreciation) of Investment Securities	117,078	597	6,584	4,406
Net Realized and Unrealized Gain (Loss)	772,823	884	7,102	9,983
Net Increase (Decrease) in Net Assets Resulting from Operations	$787,312	$2,829	$9,804	$10,671

(a)  The Portfolio commenced operations on December 30, 2005.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$8,559	$11,479	—	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $1,935, respectively)	—	—	$38,804	$21,107
Interest	—	—	414	146
Income from Securities Lending	—	—	61	1,108
Total Investment Income	8,559	11,479	39,279	22,361
Expenses
Investment Advisory Services Fees	—	—	3,054	1,632
Administrative Services Fees	4,656	8,760	—	—
Accounting & Transfer Agent Fees	28	39	126	87
Custodian Fees	—	—	51	125
Legal Fees	10	14	6	4
Audit Fees	1	2	17	11
Filing Fees	35	55	47	27
Shareholders' Reports	27	54	31	23
Directors'/Trustees' Fees & Expenses	13	15	9	5
Other	6	15	15	16
Total Expenses	4,776	8,954	3,356	1,930
Net Investment Income (Loss)	3,783	2,525	35,923	20,431
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	170,953	409,412	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(2,116)	(2,844)	31,346	7,040
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	111
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	25,225	(121,258)	72,166	154,164
Translation of Foreign Currency Denominated Amounts	—	—	—	165
Net Realized and Unrealized Gain (Loss)	194,062	285,310	103,512	161,480
Net Increase (Decrease) in Net Assets Resulting from Operations	$197,845	$287,835	$139,435	$181,911

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	International Core Equity Portfolio	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $467, $3,611, $97, and $12, respectively)	$5,027	$44,584	$1,287	$841
Interest	141	733	30	8
Income from Securities Lending	220	5,891	582	73
Expenses Allocated from Affiliated Investment Companies	—	(2,577)	(142)	(45)
Total Investment Income	5,388	48,631	1,757	877
Expenses
Investment Advisory Services Fees	491	—	—	—
Administrative Services Fees	—	6,901	406	98
Accounting & Transfer Agent Fees	29	32	7	6
Custodian Fees	122	—	—	—
Legal Fees	1	10	—	—
Audit Fees	1	3	1	1
Filing Fees	9	55	22	7
Shareholders' Reports	3	41	2	1
Directors'/Trustees' Fees & Expenses	1	13	1	—
Organizational and Offering Costs	14	—	—	—
Other	3	16	—	—
Total Expenses	674	7,071	439	113
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	11	—	36	1
Net Expenses	685	7,071	475	114
Net Investment Income (Loss)	4,703	41,560	1,282	763
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	269	93,715	(1,340)	(548)
Net Realized Gain (Loss) on Foreign Currency Transactions	(43)	132	(24)	(2)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,068	371,844	12,919	6,008
Translation of Foreign Currency Denominated Amounts	42	533	69	(1)
Net Realized and Unrealized Gain (Loss)	27,336	466,224	11,624	5,457
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,039	$507,784	$12,906	$6,220

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $158, $5,760, and $2,703, respectively)	$353	$977	$64,958	$29,876
Interest	3	19	838	267
Income from Securities Lending	1	108	5,793	—
Expenses Allocated from Affiliated Investment Companies	(15)	(52)	—	(2,276)
Total Investment Income	342	1,052	71,589	27,867
Expenses
Investment Advisory Services Fees	—	—	16,349	—
Administrative Services Fees	46	129	—	4,270
Accounting & Transfer Agent Fees	6	7	300	22
Custodian Fees	—	—	690	—
Legal Fees	—	4	17	5
Audit Fees	1	1	39	1
Filing Fees	7	8	90	28
Shareholders' Reports	1	1	67	34
Directors'/Trustees' Fees & Expenses	—	—	24	9
Other	—	—	66	4
Total Expenses	61	150	17,642	4,373
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(7)	2	—	—
Net Expenses	54	152	17,642	4,373
Net Investment Income (Loss)	288	900	53,947	23,494
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	551	1,522	169,959	13,238
Net Realized Gain (Loss) on Foreign Currency Transactions	6	6	202	82
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,046	12,500	569,504	132,234
Translation of Foreign Currency Denominated Amounts	2	5	921	(166)
Deferred Thailand Capital Gains Tax	—	—	—	719
Net Realized and Unrealized Gain (Loss)	3,605	14,033	740,586	146,107
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,893	$14,933	$794,533	$169,601

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$40,005	$8,931
Dividends (Net of Foreign Taxes Withheld of $654, $387, $0, and $0, respectively)	$9,613	$5,543	—	—
Interest	151	1,333	—	—
Expenses Allocated from Affiliated Investment Company	(1,096)	—	—	—
Total Investment Income	8,668	6,876	40,005	8,931
Expenses
Investment Advisory Services Fees	—	1,043	—	—
Administrative Services Fees	1,384	—	1,102	1,055
Accounting & Transfer Agent Fees	11	36	22	22
Custodian Fees	—	334	—	—
Legal Fees	1	2	8	7
Audit Fees	1	2	2	1
Filing Fees	20	15	40	33
Shareholders' Reports	9	8	28	30
Directors'/Trustees' Fees & Expenses	2	1	7	7
Organizational and Offering Costs	—	9	—	—
Other	—	5	8	5
Total Expenses	1,428	1,455	1,217	1,160
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	70	—	—
Net Expenses	1,428	1,525	1,217	1,160
Net Investment Income (Loss)	7,240	5,351	38,788	7,771
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	21,497	1,669	(3,898)	(508)
Net Realized Gain (Loss) on Foreign Currency Transactions	(77)	(478)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	48,557	14,295	8,793	30,791
Translation of Foreign Currency Denominated Amounts	(55)	(10)	—	—
Deferred Thailand Capital Gains Tax	(261)	(74)	—	—
Net Realized and Unrealized Gain (Loss)	69,661	15,402	4,895	30,283
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,901	$20,753	$43,683	$38,054

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio
Investment Income
Interest	$18,327	$28,471	$13,054	$7,967
Total Investment Income	18,327	28,471	13,054	7,967
Expenses
Investment Advisory Services Fees	814	2,331	271	553
Accounting & Transfer Agent Fees	57	119	41	42
Custodian Fees	18	122	12	13
Legal Fees	2	6	2	2
Audit Fees	7	16	5	5
Filing Fees	23	44	15	17
Shareholders' Reports	14	26	5	5
Directors'/Trustees' Fees & Expenses	3	7	2	2
Other	6	11	7	20
Total Expenses	944	2,682	360	659
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	121
Net Expenses	944	2,682	360	780
Net Investment Income (Loss)	17,383	25,789	12,694	7,187
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(14,199)	(19,379)	113	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(85,651)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	11,024	75,303	(15,938)	(913)
Translation of Foreign Currency Denominated Amounts	—	22,120	—	—
Net Realized and Unrealized Gain (Loss)	(3,175)	(7,607)	(15,825)	(913)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,208	$18,182	$(3,131)	$6,274

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Small XM Value Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,333	$31,124	$2,162	$8,335	$18,813	$48,476	$411	$3,040
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	4,135	—	138,196	2,658	16,223	18,637
Net Realized Gain (Loss) on Investment Securities Sold	(5,373)	(13,940)	(62)	(225)	533	(124)	(31)	(708)
Net Realized Gain (Loss) on Futures	1,781	1,477	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	36,615	128,705	267	11,113	145,340	401,748	(280)	(2,805)
Futures	(2,845)	116	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	51,511	147,482	6,502	19,223	302,882	452,758	16,323	18,164
Distributions From:
Net Investment Income	(18,864)	(31,675)	(5,651)	(4,954)	(34,086)	(34,948)	(1,456)	(2,155)
Net Short-Term Gains	—	—	—	—	(9,775)	—	(4,163)	(7,739)
Net Long-Term Gains	—	—	—	—	(1,645)	—	(10,180)	(5,689)
Total Distributions	(18,864)	(31,675)	(5,651)	(4,954)	(45,506)	(34,948)	(15,799)	(15,583)
Capital Share Transactions (1):
Shares Issued	422,474	703,770	60,921	115,653	992,509	1,288,976	25,456	26,407
Shares Issued in Lieu of Cash Distributions	18,012	30,348	5,584	4,908	40,180	31,446	12,840	12,032
Shares Redeemed	(135,521)	(202,666)	(52,004)	(43,031)	(377,666)	(322,510)	(20,397)	(27,750)
Net Increase (Decrease) from Capital Share Transactions	304,965	531,452	14,501	77,530	655,023	997,912	17,899	10,689
Total Increase (Decrease) in Net Assets	337,612	647,259	15,352	91,799	912,399	1,415,722	18,423	13,270
Net Assets
Beginning of Period	2,088,128	1,440,869	313,543	221,744	4,046,083	2,630,361	172,595	159,325
End of Period	$2,425,740	$2,088,128	$328,895	$313,543	$4,958,482	$4,046,083	$191,018	$172,595
(1) Shares Issued and Redeemed:
Shares Issued	11,199	19,983	6,092	12,240	43,387	62,860	1,510	1,632
Shares Issued in Lieu of Cash Distributions	486	858	570	515	1,835	1,540	817	765
Shares Redeemed	(3,599)	(5,728)	(5,205)	(4,530)	(16,687)	(15,684)	(1,191)	(1,759)
	8,086	15,113	1,457	8,225	28,535	48,716	1,136	638
Accumulated Net Investment Income (Loss)	$11,747	$9,278	$(111)	$3,378	$(1,775)	$13,498	$(162)	$883

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Sept 15, 2005(a) to Nov. 30, 2005	Dec. 30, 2005(a) to May 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,489	$65,474	$1,945	$367	$2,702	$496	$688
Capital Gain Distributions Received from Affiliated Investment Company	658,949	533,322	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(3,204)	54,051	287	6	518	10	5,577
Change in Unrealized Appreciation (Depreciation) of Investment Securities	117,078	49,324	597	2,508	6,584	4,537	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	787,312	702,171	2,829	2,881	9,804	5,043	10,671
Distributions From:
Net Investment Income	(20,316)	(58,533)	(1,059)	—	(1,443)	—	(207)
Net Short-Term Gains	(34,788)	(63,661)	(13)	—	(20)	—	—
Net Long-Term Gains	(507,342)	(284,230)	—	—	—	—	—
Total Distributions	(562,446)	(406,424)	(1,072)	—	(1,463)	—	(207)
Capital Share Transactions (1):
Shares Issued	826,574	1,523,195	272,221	120,949	351,759	177,097	169,913
Shares Issued in Lieu of Cash Distributions	538,784	386,944	1,071	—	1,452	—	207
Shares Redeemed	(779,505)	(1,076,818)	(4,600)	(239)	(6,038)	(62)	(15,091)
Net Increase (Decrease) from Capital Share Transactions	585,853	833,321	268,692	120,710	347,173	177,035	155,029
Total Increase (Decrease) in Net Assets	810,719	1,129,068	270,449	123,591	355,514	182,078	165,493
Net Assets
Beginning of Period	6,924,234	5,795,166	123,591	—	182,078	—	—
End of Period	$7,734,953	$6,924,234	$394,040	$123,591	$537,592	$182,078	$165,493
(1) Shares Issued and Redeemed:
Shares Issued	28,542	56,979	25,511	12,119	32,850	17,794	16,629
Shares Issued in Lieu of Cash Distributions	20,442	14,717	104	—	140	—	19
Shares Redeemed	(26,994)	(39,947)	(432)	(24)	(561)	(6)	(1,389)
	21,990	31,749	25,183	12,095	32,429	17,788	15,259
Accumulated Net Investment Income (Loss)	$(5,938)	$(111)	$1,253	$367	$1,755	$496	$481

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio		Large Cap International Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,783	$18,746	$2,525	$16,647	$35,923	$48,281	$20,431	$23,721
Capital Gain Distributions Received from Affiliated Investment Companies	170,953	104,187	409,412	267,454	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(2,116)	35,015	(2,844)	(4,419)	31,346	30,781	7,040	(104)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	111	(200)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	25,225	80,945	(121,258)	86,846	72,166	197,602	154,164	95,893
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	165	(130)
Net Increase (Decrease) in Net Assets Resulting from Operations	197,845	238,893	287,835	366,528	139,435	276,664	181,911	119,180
Distributions From:
Net Investment Income	(7,332)	(15,275)	(8,102)	(13,476)	(36,069)	(51,325)	(8,955)	(25,310)
Net Short-Term Gains	(31,410)	(17,174)	(72,770)	(50,345)	(5,587)	(3,262)	—	—
Net Long-Term Gains	(117,599)	—	(208,506)	(76,559)	(11,457)	(28,712)	—	—
Total Distributions	(156,341)	(32,449)	(289,378)	(140,380)	(53,113)	(83,299)	(8,955)	(25,310)
Capital Share Transactions (1):
Shares Issued	332,034	732,445	591,104	809,864	356,668	582,858	182,542	300,290
Shares Issued in Lieu of Cash Distributions	154,176	31,458	277,038	132,397	52,103	82,210	8,284	23,672
Shares Redeemed	(208,808)	(466,647)	(365,523)	(433,418)	(214,761)	(330,681)	(92,312)	(137,260)
Net Increase (Decrease) from Capital Share Transactions	277,402	297,256	502,619	508,843	194,010	334,387	98,514	186,702
Total Increase (Decrease) in Net Assets	318,906	503,700	501,076	734,991	280,332	527,752	271,470	280,572
Net Assets
Beginning of Period	2,641,670	2,137,970	3,949,511	3,214,520	1,836,650	1,308,898	1,125,455	844,883
End of Period	$2,960,576	$2,641,670	$4,450,587	$3,949,511	$2,116,982	$1,836,650	$1,396,925	$1,125,455
(1) Shares Issued and Redeemed:
Shares Issued	15,624	37,738	37,097	55,055	13,192	24,982	8,614	16,677
Shares Issued in Lieu of Cash Distributions	7,933	1,631	18,839	9,001	2,092	3,572	417	1,334
Shares Redeemed	(9,949)	(23,821)	(22,939)	(29,249)	(7,980)	(14,101)	(4,345)	(7,582)
	13,608	15,548	32,997	34,807	7,304	14,453	4,686	10,429
Accumulated Net Investment Income (Loss)	$(2,400)	$1,149	$(4,516)	$1,061	$(218)	$412	$11,269	$(207)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	International Core Equity Portfolio		International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended May 31, 2006	Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,703	$312	$41,560	$45,170	$1,282	$1,184	$763	$1,255
Net Realized Gain (Loss) on Investment Securities Sold	269	(21)	93,715	140,209	(1,340)	(2,902)	(548)	(907)
Net Realized Gain (Loss) on Foreign Currency Transactions	(43)	(91)	132	(1,001)	(24)	(75)	(2)	3
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,068	1,403	371,844	200,422	12,919	32,989	6,008	2,263
Translation of Foreign Currency Denominated Amounts	42	(3)	533	(422)	69	(41)	(1)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,039	1,600	507,784	384,378	12,906	31,155	6,220	2,613
Distributions From:
Net Investment Income	(513)	—	(20,450)	(40,592)	(1,151)	(1,062)	(889)	(996)
Net Short-Term Gains	—	—	(13,690)	(2,774)	—	—	—	—
Net Long-Term Gains	—	—	(118,813)	(37,025)	—	—	—	—
Total Distributions	(513)	—	(152,953)	(80,391)	(1,151)	(1,062)	(889)	(996)
Capital Share Transactions (1):
Shares Issued	259,317	119,816	876,296	916,879	41,110	80,897	14,887	16,200
Shares Issued in Lieu of Cash Distributions	510	—	146,619	76,094	1,148	1,058	880	963
Shares Redeemed	(4,180)	(167)	(265,174)	(229,913)	(25,450)	(7,932)	(3,467)	(6,588)
Net Increase (Decrease) from Capital Share Transactions	255,647	119,649	757,741	763,060	16,808	74,023	12,300	10,575
Total Increase (Decrease) in Net Assets	287,173	121,249	1,112,572	1,067,047	28,563	104,116	17,631	12,192
Net Assets
Beginning of Period	121,249	—	2,725,231	1,658,184	169,995	65,879	38,927	26,735
End of Period	$408,422	$121,249	$3,837,803	$2,725,231	$198,558	$169,995	$56,558	$38,927
(1) Shares Issued and Redeemed:
Shares Issued	22,901	12,052	50,109	60,778	2,097	5,182	892	1,095
Shares Issued in Lieu of Cash Distributions	48	—	9,084	5,344	59	75	59	67
Shares Redeemed	(360)	(16)	(15,157)	(15,206)	(1,305)	(510)	(208)	(453)
	22,589	12,036	44,036	50,916	851	4,747	743	709
Accumulated Net Investment Income (Loss)	$4,411	$221	$30,797	$9,687	$431	$300	$(308)	$(182)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA Internatiomal Small Cap Value Portfolio		Emerging Markets Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$288	$475	$900	$784	$53,947	$79,985	$23,494	$47,212
Net Realized Gain (Loss) on Investment Securities Sold	551	1,017	1,522	5,454	169,959	198,624	13,238	35,423
Net Realized Gain (Loss) on Foreign Currency Transactions	6	(12)	6	(16)	202	(2,122)	82	(1,303)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,046	554	12,500	715	569,504	327,449	132,234	308,725
Translation of Foreign Currency Denominated Amounts	2	—	5	(8)	921	(554)	(166)	(13)
Deferred Thailand Capital Gains Tax	—	—	—	—	—	—	719	112
Net Increase (Decrease) in Net Assets Resulting from Operations	3,893	2,034	14,933	6,929	794,533	603,382	169,601	390,156
Distributions From:
Net Investment Income	(327)	(428)	(350)	(800)	(39,245)	(68,487)	(22,767)	(34,905)
Net Short-Term Gains	(167)	(140)	(152)	(41)	(25,926)	(2,748)	—	—
Net Long-Term Gains	(851)	(538)	(5,104)	(1,241)	(160,786)	(58,589)	—	—
Total Distributions	(1,345)	(1,106)	(5,606)	(2,082)	(225,957)	(129,824)	(22,767)	(34,905)
Capital Share Transactions (1):
Shares Issued	2,202	5,808	12,281	22,624	944,425	1,631,963	410,462	529,327
Shares Issued in Lieu of Cash Distributions	1,344	1,106	5,524	2,030	214,952	122,720	18,119	27,569
Shares Redeemed	(1,787)	(3,080)	(6,269)	(11,279)	(326,507)	(315,336)	(333,307)	(238,739)
Net Increase (Decrease) from Capital Share Transactions	1,759	3,834	11,536	13,375	832,870	1,439,347	95,274	318,157
Total Increase (Decrease) in Net Assets	4,307	4,762	20,863	18,222	1,401,446	1,912,905	242,108	673,408
Net Assets
Beginning of Period	20,578	15,816	52,061	33,839	4,128,428	2,215,523	1,805,186	1,131,778
End of Period	$24,885	$20,578	$72,924	$52,061	$5,529,874	$4,128,428	$2,047,294	$1,805,186
(1) Shares Issued and Redeemed:
Shares Issued	81	243	709	1,498	48,515	100,114	18,230	29,980
Shares Issued in Lieu of Cash Distributions	55	47	374	145	12,269	7,952	886	1,606
Shares Redeemed	(68)	(129)	(371)	(740)	(16,831)	(19,276)	(14,878)	(13,356)
	68	161	712	903	43,953	88,790	4,238	18,230
Accumulated Net Investment Income (Loss)	$33	$72	$650	$100	$30,060	$15,358	$14,372	$13,645

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio		DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	April 5, 2005(a) to Nov. 30, 2006	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,240	$6,965	$5,351	$1,365	$38,788	$55,821	$7,771	$59,384
Net Realized Gain (Loss) on Investment Securities Sold	21,497	11,368	1,669	59	(3,898)	(6,353)	(508)	(1,292)
Net Realized Gain (Loss) on Foreign Currency Transactions	(77)	(633)	(478)	(373)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	48,557	52,595	14,295	20,526	8,793	(5,355)	30,791	(24,816)
Translation of Foreign Currency Denominated Amounts	(55)	(29)	(10)	(4)	—	—	—	—
Deferred Thailand Capital Gains Tax	(261)	(55)	(74)	(30)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	76,901	70,211	20,753	21,543	43,683	44,113	38,054	33,276
Distributions From:
Net Investment Income	(2,346)	(5,773)	(857)	(702)	(39,101)	(56,058)	(28,485)	(39,243)
Net Short-Term Gains	(3,015)	(2,143)	(79)	—	—	—	—	—
Net Long-Term Gains	(8,357)	(6,395)	—	—	—	—	—	—
Total Distributions	(13,718)	(14,311)	(936)	(702)	(39,101)	(56,058)	(28,485)	(39,243)
Capital Share Transactions (1):
Shares Issued	157,694	256,971	266,003	199,719	911,362	1,223,759	491,894	729,113
Shares Issued in Lieu of Cash Distributions	12,048	12,694	925	698	38,467	53,640	28,271	38,994
Shares Redeemed	(51,988)	(33,215)	(44,360)	(2,695)	(608,751)	(1,050,144)	(279,348)	(444,243)
Net Increase (Decrease) from Capital Share Transactions	117,754	236,450	222,568	197,722	341,078	227,255	240,817	323,864
Total Increase (Decrease) in Net Assets	180,937	292,350	242,385	218,563	345,660	215,310	250,386	317,897
Net Assets
Beginning of Period	482,378	190,028	218,563	—	1,953,884	1,738,574	1,992,869	1,674,972
End of Period	$663,315	$482,378	$460,948	$218,563	$2,299,544	$1,953,884	$2,243,255	$1,992,869
(1) Shares Issued and Redeemed:
Shares Issued	10,262	21,111	20,059	19,128	89,998	120,340	49,990	73,792
Shares Issued in Lieu of Cash Distributions	890	1,103	77	66	3,805	5,284	2,892	3,952
Shares Redeemed	(3,402)	(2,747)	(3,246)	(253)	(60,108)	(103,336)	(28,388)	(44,955)
	7,750	19,467	16,890	18,941	33,695	22,288	24,494	32,789
Accumulated Net Investment Income (Loss)	$5,373	$479	$4,784	$290	$(177)	$136	$(595)	$20,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,383	$22,599	$25,789	$46,851	$12,694	$19,791	$7,187	$10,058
Net Realized Gain (Loss) on Investment Securities Sold	(14,199)	(6,795)	(19,379)	(12,376)	113	2,656	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	(85,651)	38,493	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	11,024	(9,138)	75,303	(36,225)	(15,938)	(14,670)	(913)	(4,935)
Translation of Foreign Currency Denominated Amounts	—	—	22,120	(8,276)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	14,208	6,666	18,182	28,467	(3,131)	7,777	6,274	5,123
Distributions From:
Net Investment Income	(14,494)	(20,081)	(48,309)	(33,648)	(10,996)	(18,785)	(6,845)	(9,493)
Net Short-Term Gains	—	—	—	—	(43)	—	—	—
Net Long-Term Gains	—	—	—	—	(2,647)	(1,145)	—	—
Total Distributions	(14,494)	(20,081)	(48,309)	(33,648)	(13,686)	(19,930)	(6,845)	(9,493)
Capital Share Transactions (1):
Shares Issued	228,838	301,640	537,704	700,092	196,206	166,372	179,071	233,759
Shares Issued in Lieu of Cash Distributions	14,235	19,831	47,068	33,104	12,597	19,193	6,665	9,267
Shares Redeemed	(88,246)	(101,843)	(215,640)	(233,800)	(38,468)	(82,982)	(89,590)	(108,822)
Net Increase (Decrease) from Capital Share Transactions	154,827	219,628	369,132	499,396	170,335	102,583	96,146	134,204
Total Increase (Decrease) in Net Assets	154,541	206,213	339,005	494,215	153,518	90,430	95,575	129,834
Net Assets
Beginning of Period	748,847	542,634	1,699,793	1,205,578	463,538	373,108	511,543	381,709
End of Period	$903,388	$748,847	$2,038,798	$1,699,793	$617,056	$463,538	$607,118	$511,543
(1) Shares Issued and Redeemed:
Shares Issued	22,119	28,733	52,496	66,475	17,473	14,310	17,958	23,287
Shares Issued in Lieu of Cash Distributions	1,381	1,884	4,615	3,137	1,121	1,644	669	924
Shares Redeemed	(8,519)	(9,705)	(21,027)	(22,214)	(3,423)	(7,125)	(8,986)	(10,845)
	14,981	20,912	36,084	47,398	15,171	8,829	9,641	13,366
Accumulated Net Investment Income (Loss)	$9,642	$6,753	$32,365	$54,885	$6,893	$5,195	$1,526	$1,184

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$36.79		$34.59	$31.16	$27.56	$33.51	$38.70
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.60	0.61	0.47	0.42	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	0.59		2.28	3.31	3.57	(5.95)	(5.19)
Total From Investment Operations	0.94		2.88	3.92	4.04	(5.53)	(4.77)
Less Distributions
Net Investment Income	(0.32)		(0.68)	(0.49)	(0.44)	(0.42)	(0.42)
Net Realized Gains	—		—	—	—	—	—
Tax Return of Capital	—		—	—	—	—	—
Total Distributions	(0.32)		(0.68)	(0.49)	(0.44)	(0.42)	(0.42)
Net Asset Value, End of Period	$37.41		$36.79	$34.59	$31.16	$27.56	$33.51
Total Return	2.57	%(C)	8.41%	12.68%	14.90%	(16.64)%	(12.41)%
Net Assets, End of Period (thousands)	$2,425,740		$2,088,128	$1,440,869	$1,017,265	$775,769	$851,921
Ratio of Expenses to Average Net Assets(D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.23	%(B)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.87	%(B)	1.78%	1.92%	1.66%	1.43%	1.16%

	Enhanced U.S. Large Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$9.35	$8.42	$7.41	$8.91	$11.91
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.29	0.09	0.10	0.16	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.14		0.37	0.94	1.02	(1.52)	(1.27)
Total From Investment Operations	0.21		0.66	1.03	1.12	(1.36)	(1.21)
Less Distributions
Net Investment Income	(0.18)		(0.19)	(0.10)	(0.11)	(0.14)	(0.68)
Net Realized Gains	—		—	—	—	—	(0.75)
Tax Return of Capital	—		—	—	—	—	(0.36)
Total Distributions	(0.18)		(0.19)	(0.10)	(0.11)	(0.14)	(1.79)
Net Asset Value, End of Period	$9.85		$9.82	$9.35	$8.42	$7.41	$8.91
Total Return	2.11	%(C)	7.08%	12.28%	15.39%	(15.40)%	(11.90)%
Net Assets, End of Period (thousands)	$328,895		$313,543	$221,744	$141,489	$101,329	$90,780
Ratio of Expenses to Average Net Assets(D)	0.26	%(B)	0.34%	0.37%	0.36%	0.37%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.26	%(B)	0.34%	0.37%	0.36%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	3.11%	0.95%	1.32%	2.00%	0.36%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.93		$19.37	$16.14	$13.63	$16.97	$18.36
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.30	0.16	0.20	0.19	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	1.48		2.49	3.28	2.50	(1.51)	1.46
Total From Investment Operations	1.58		2.79	3.44	2.70	(1.32)	1.75
Less Distributions
Net Investment Income	(0.18)		(0.23)	(0.21)	(0.19)	(0.21)	(0.30)
Net Realized Gains	(0.06)		—	—	—	(1.81)	(2.84)
Total Distributions	(0.24)		(0.23)	(0.21)	(0.19)	(2.02)	(3.14)
Net Asset Value, End of Period	$23.27		$21.93	$19.37	$16.14	$13.63	$16.97
Total Return	7.31	%(C)	14.49%	21.48%	20.10%	(8.77)%	10.83%
Net Assets, End of Period (thousands)	$4,958,482		$4,046,083	$2,630,361	$1,709,428	$1,176,711	$1,166,611
Ratio of Expenses to Average Net Assets(D)	0.28	%(B)	0.30%	0.32%	0.31%	0.32%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.28	%(B)	0.30%	0.32%	0.31%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	0.84	%(B)	1.48%	0.89%	1.46%	1.25%	1.59%

	U.S. Small XM Value Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.33		$17.09	$15.14	$12.41	$13.03	$11.06
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.32	0.86	0.05	0.07	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	1.43		1.59	2.88	4.12	0.18	2.38
Total From Investment Operations	1.47		1.91	3.74	4.17	0.25	2.52
Less Distributions
Net Investment Income	(0.15)		(0.23)	(0.90)	(0.09)	(0.12)	(0.18)
Net Realized Gains	(1.44)		(1.44)	(0.89)	(1.35)	(0.75)	(0.37)
Total Distributions	(1.59)		(1.67)	(1.79)	(1.44)	(0.87)	(0.55)
Net Asset Value, End of Period	$17.21		$17.33	$17.09	$15.14	$12.41	$13.03
Total Return	9.31	%(C)	12.17%	27.36%	38.43%	1.77%	23.77%
Net Assets, End of Period (thousands)	$191,018		$172,595	$159,325	$96,924	$66,954	$69,130
Ratio of Expenses to Average Net Assets(D)	0.46	%(B)	0.47%	0.50%	0.47%	0.50%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.46	%(B)	0.47%	0.48%	0.48%	0.52%	0.47%
Ratio of Net Investment Income to Average Net Assets	0.44	%(B)	1.91%	0.27%	0.41%	0.73%	1.03%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$27.71		$23.26		$17.70		$21.11		$18.79
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.29		0.30		0.08		0.08		0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	2.96		2.66		5.73		7.21		0.19		3.95
Total From Investment Operations	3.02		2.95		6.03		7.29		0.27		4.07
Less Distributions
Net Investment Income	(0.08)		(0.26)		(0.38)		(0.07)		(0.12)		(0.13)
Net Realized Gains	(2.26)		(1.66)		(1.20)		(1.66)		(3.56)		(1.62)
Total Distributions	(2.34)		(1.92)		(1.58)		(1.73)		(3.68)		(1.75)
Net Asset Value, End of Period	$29.42		$28.74		$27.71		$23.26		$17.70		$21.11
Total Return	11.46	%(C)	11.32%		27.46%		45.92%		0.71%		23.47%
Net Assets, End of Period (thousands)	$7,734,953		$6,924,234		$5,795,166		$4,209,747		$2,972,651		$2,914,661
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.39	%(B)	1.04%		0.04%		0.46%		0.42%		0.54%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	U.S. Core Equity 1 Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005(a) to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.22		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		0.19
Total From Investment Operations	0.42		0.22
Less Distributions
Net Investment Income	(0.07)		—
Net Realized Gains	—		—
Total Distributions	(0.07)		—
Net Asset Value, End of Period	$10.57		$10.22
Total Return	4.12	%(C)	2.20	%(C)
Net Assets, End of Period (thousands)	$394,040		$123,591
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.52	%(B)	1.85	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio				U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005(a) to Nov. 30, 2005		For the Period Dec. 30, 2005(a) to May 31, 2006
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.24		$10.00		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.03		0.05	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.45		0.21		0.82
Total From Investment Operations	0.53		0.24		0.87
Less Distributions
Net Investment Income	(0.06)		—		(0.02)
Net Realized Gains	—		—		—
Tax Return of Capital	—		—		—
Total Distributions	(0.06)		—		(0.02)
Net Asset Value, End of Period	$10.71		$10.24		$10.85
Total Return	5.22	%(C)	2.40	%(C)	8.65	%(C)
Net Assets, End of Period (thousands)	$537,592		$182,078		$165,493
Ratio of Expenses to Average Net Assets	0.26	%(B)	0.26	%(B)(E)	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.26	%(B)	0.38	%(B)(E)	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.49	%(B)	1.92	%(B)(E)	1.07	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)	31	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.75		$19.13		$16.52		$11.97		$14.43		$14.27
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.15		0.05		0.06		0.07		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.46		1.75		2.67		4.65		(1.16)		1.57
Total From Investment Operations	1.49		1.90		2.72		4.71		(1.09)		1.66
Less Distributions
Net Investment Income	(0.06)		(0.13)		(0.10)		(0.07)		(0.08)		(0.09)
Net Realized Gains	(1.17)		(0.15)		—		(0.09)		(1.29)		(1.41)
Tax Return of Capital	—		—		(0.01)		—		—		—
Total Distributions	(1.23)		(0.28)		(0.11)		(0.16)		(1.37)		(1.50)
Net Asset Value, End of Period	$21.01		$20.75		$19.13		$16.52		$11.97		$14.43
Total Return	7.64	%(C)	10.04%		16.59%		39.89%		(8.73)%		12.70%
Net Assets, End of Period (thousands)	$2,960,576		$2,641,670		$2,137,970		$1,134,027		$646,872		$784,278
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.26	%(B)	0.78%		0.22%		0.52%		0.47%		0.62%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.91		$15.06		$13.34		$9.07		$11.09		$11.93
Income From Investment Operations
Net Investment Income (Loss)	0.01	(A)	0.07		0.19		0.03		0.03		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08		1.43		1.93		4.40		(0.29)		1.59
Total From Investment Operations	1.09		1.50		2.12		4.43		(0.26)		1.64
Less Distributions
Net Investment Income	(0.03)		(0.06)		(0.22)		(0.02)		(0.05)		(0.05)
Net Realized Gains	(1.14)		(0.59)		(0.18)		(0.14)		(1.71)		(2.43)
Total Distributions	(1.17)		(0.65)		(0.40)		(0.16)		(1.76)		(2.48)
Net Asset Value, End of Period	$15.83		$15.91		$15.06		$13.34		$9.07		$11.09
Total Return	7.40	%(C)	10.33%		16.34%		49.69%		(3.31)%		17.22%
Net Assets, End of Period (thousands)	$4,450,587		$3,949,511		$3,214,520		$2,622,847		$1,609,472		$1,606,367
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.12	%(B)	0.48%		0.06%		0.25%		0.24%		0.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA Real Estate Securities Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.75		$23.02	$18.80	$14.91	$15.02	$13.51
Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.82	0.62	0.64	0.54	0.82
Net Gains (Losses) on Securities (Realized and Unrealized)	1.45		3.33	4.47	4.08	0.18	1.49
Total From Investment Operations	1.93		4.15	5.09	4.72	0.72	2.31
Less Distributions
Net Investment Income	(0.34)		(0.86)	(0.71)	(0.75)	(0.75)	(0.80)
Net Realized Gains	(0.41)		(0.56)	(0.16)	(0.08)	(0.08)	—
Total Distributions	(0.75)		(1.42)	(0.87)	(0.83)	(0.83)	(0.80)
Net Asset Value, End of Period	$26.93		$25.75	$23.02	$18.80	$14.91	$15.02
Total Return	7.74	%(C)	18.81%	29.44%	33.48%	5.36%	17.76%
Net Assets, End of Period (thousands)	$2,116,982		$1,836,650	$1,308,898	$783,405	$413,264	$283,732
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.37%	0.39%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	3.11%	3.61%	4.19%	4.71%	5.55%
Portfolio Turnover Rate	5	%(C)	3%	6%	2%	2%	6%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Large Cap International Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$19.00		$17.31	$14.65	$12.10	$13.90	$17.30
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.44	0.31	0.25	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68		1.72	2.86	2.51	(1.79)	(3.38)
Total From Investment Operations	3.01		2.16	3.17	2.76	(1.57)	(3.13)
Less Distributions
Net Investment Income	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.22)
Net Realized Gains	—		—	—	—	—	(0.05)
Total Distributions	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.27)
Net Asset Value, End of Period	$21.86		$19.00	$17.31	$14.65	$12.10	$13.90
Total Return	15.92	%(C)	12.73%	22.09%	23.32%	(11.50)%	(18.42)%
Net Assets, End of Period (thousands)	$1,396,925		$1,125,455	$844,883	$504,123	$337,367	$344,871
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.37%	0.41%	0.43%	0.44%	0.45%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.30	%(B)	0.37%	0.41%	0.43%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.14	%(B)	2.41%	2.07%	2.10%	1.74%	1.65%
Portfolio Turnover Rate	2	%(C)	4%	1%	1%	9%	4%

	International Core Equity Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005(a) to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.58		0.03
Total From Investment Operations	1.77		0.07
Less Distributions
Net Investment Income	(0.04)		—
Net Realized Gains	—		—
Total Distributions	(0.04)		—
Net Asset Value, End of Period	$11.80		$10.07
Total Return	17.59	%(C)	0.70	%(C)
Net Assets, End of Period (thousands)	$408,422		$121,249
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.49	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.48	%(B)	0.90	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.36	%(B)	1.89	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$16.19	$14.12	$11.00	$7.41	$7.67	$8.49
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.31	(A)	0.22	0.16	0.14	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.57	2.38	3.24	3.57	(0.25)	(0.67)
Total From Investment Operations	2.78	2.69	3.46	3.73	(0.11)	(0.52)
Less Distributions
Net Investment Income	(0.12)	(0.29)	(0.34)	(0.14)	(0.15)	(0.17)
Net Realized Gains	(0.78)	(0.33)	—	—	—	(0.13)
Total Distributions	(0.90)	(0.62)	(0.34)	(0.14)	(0.15)	(0.30)
Net Asset Value, End of Period	$18.07	$16.19	$14.12	$11.00	$7.41	$7.67
Total Return	17.87	%(C)	19.74%	32.10%	51.28%	(1.39)%	(6.36)%
Net Assets, End of Period (thousands)	$3,837,803	$2,725,231	$1,658,184	$909,887	$464,578	$356,200
Ratio of Expenses to Average Net Assets(D)	0.56	%(B)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.56	%(B)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.42	%(B)	2.05%	1.82%	1.97%	1.83%	2.02%

Japanese Small Company Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$17.97	$13.99	$10.80	$7.49	$8.42	$9.90
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.16	(A)	0.22	0.05	0.06	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.28	4.00	3.16	3.35	(0.90)	(1.46)
Total From Investment Operations	1.41	4.16	3.38	3.40	(0.84)	(1.37)
Less Distributions
Net Investment Income	(0.12)	(0.18)	(0.19)	(0.09)	(0.09)	(0.11)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.12)	(0.18)	(0.19)	(0.09)	(0.09)	(0.11)
Net Asset Value, End of Period	$19.26	$17.97	$13.99	$10.80	$7.49	$8.42
Total Return	7.82	%(C)	30.13%	31.79%	46.01%	(9.96)%	(13.94)%
Net Assets, End of Period (thousands)	$198,558	$169,995	$65,879	$22,713	$51,819	$76,570
Ratio of Expenses to Average Net Assets(D)	0.61	%(B)	0.68%	0.73%	0.75%	0.74%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.57	%(B)	0.68%	0.79%	0.85%	0.75%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.27	%(B)	1.03%	1.01%	1.18%	0.76%	0.93%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.28		$14.54	$12.10	$7.92	$7.70	$7.89
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.70	0.50	(0.13)	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.99		0.54	2.58	4.69	0.27	(0.06)
Total From Investment Operations	2.25		1.24	3.08	4.56	0.51	0.19
Less Distributions
Net Investment Income	(0.34)		(0.50)	(0.64)	(0.38)	(0.29)	(0.38)
Net Realized Gains	—		—	—	—	—	—
Total Distributions	(0.34)		(0.50)	(0.64)	(0.38)	(0.29)	(0.38)
Net Asset Value, End of Period	$17.19		$15.28	$14.54	$12.10	$7.92	$7.70
Total Return	15.08	%(C)	8.81%	26.73%	60.57%	6.92%	2.32%
Net Assets, End of Period (thousands)	$56,558		$38,927	$26,735	$20,378	$54,185	$74,185
Ratio of Expenses to Average Net Assets(D)	0.65	%(B)	0.74%	0.80%	0.78%	0.79%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.65	%(B)	0.86%	0.96%	0.88%	0.80%	0.75%
Ratio of Net Investment Income to Average Net Assets	3.13	%(B)	3.89%	3.29%	2.87%	3.23%	3.18%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$24.65	$23.47	$19.26	$14.24	$16.23	$19.31
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.64	(A)	0.48	0.62	0.50	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	4.18	2.15	4.87	5.26	(1.23)	(1.26)
Total From Investment Operations	4.51	2.79	5.35	5.88	(0.73)	(0.79)
Less Distributions
Net Investment Income	(0.39)	(0.59)	(1.14)	(0.54)	(0.48)	(0.63)
Net Realized Gains	(1.22)	(1.02)	—	(0.32)	(0.78)	(1.66)
Total Distributions	(1.61)	(1.61)	(1.14)	(0.86)	(1.26)	(2.29)
Net Asset Value, End of Period	$27.55	$24.65	$23.47	$19.26	$14.24	$16.23
Total Return	19.17	%(C)	12.35%	29.05%	44.01%	(5.13)%	(5.36)%
Net Assets, End of Period (thousands)	$24,885	$20,578	$15,816	$12,209	$28,985	$41,143
Ratio of Expenses to Average Net Assets(D)	0.60	%(B)	0.70%	0.74%	0.73%	0.73%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.66	%(B)	0.89%	1.04%	0.96%	0.80%	0.79%
Ratio of Net Investment Income to Average Net Assets	2.48	%(B)	2.70%	2.21%	2.83%	2.55%	2.38%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.78		$14.12		$12.60		$8.93		$9.96		$12.33
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.21		0.17		0.49		0.23		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.82		2.28		3.64		3.83		0.02		(0.85)
Total From Investment Operations	4.06		2.49		3.81		4.32		0.25		(0.58)
Less Distributions
Net Investment Income	(0.10)		(0.30)		(0.50)		(0.22)		(0.27)		(0.32)
Net Realized Gains	(1.56)		(0.53)		(1.79)		(0.43)		(1.01)		(1.47)
Total Distributions	(1.66)		(0.83)		(2.29)		(0.65)		(1.28)		(1.79)
Net Asset Value, End of Period	$18.18		$15.78		$14.12		$12.60		$8.93		$9.96
Total Return	28.17	%(C)	18.42%		35.91%		52.10%		2.71%		(5.85)%
Net Assets, End of Period (thousands)	$72,924		$52,061		$33,839		$24,376		$60,743		$82,883
Ratio of Expenses to Average Net Assets	0.63	%(B)(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)	0.78	%(D)	0.76	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.62	%(B)(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)	0.78	%(D)	0.76	%(D)
Ratio of Net Investment Income to Average Net Assets	2.79	%(B)	1.77%		1.56%		2.07%		1.84%		2.28%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$17.57	$15.16	$11.52	$7.42	$7.39	$7.84
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.40	(A)	0.23	0.16	0.15	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.00	2.77	3.85	4.09	0.06	(0.20)
Total From Investment Operations	3.21	3.17	4.08	4.25	0.21	(0.01)
Less Distributions
Net Investment Income	(0.17)	(0.36)	(0.35)	(0.15)	(0.18)	(0.18)
Net Realized Gains	(0.79)	(0.40)	(0.09)	—	—	(0.26)
Total Distributions	(0.96)	(0.76)	(0.44)	(0.15)	(0.18)	(0.44)
Net Asset Value, End of Period	$19.82	$17.57	$15.16	$11.52	$7.42	$7.39
Total Return	18.92	%(C)	21.75%	36.34%	58.44%	2.95%	(0.15)%
Net Assets, End of Period (thousands)	$5,529,874	$4,128,428	$2,215,523	$1,095,697	$576,537	$492,911
Ratio of Expenses to Average Net Assets	0.70	%(B)	0.75%	0.78%	0.81%	0.83%	0.83%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.70	%(B)	0.75%	0.78%	0.81%	0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	2.44%	1.63%	1.75%	1.87%	2.36%
Portfolio Turnover Rate	6	%(C)	13%	10%	10%	21%	13%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$19.89		$15.61		$11.87	$8.65	$8.62	$9.52
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.58	(A)	0.27	0.16	0.10	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	1.66		4.13		3.80	3.18	0.05	(0.96)
Total From Investment Operations	1.91		4.71		4.07	3.34	0.15	(0.84)
Less Distributions
Net Investment Income	(0.25)		(0.43)		(0.33)	(0.12)	(0.12)	(0.06)
Net Realized Gains	—		—		—	—	—	—
Total Distributions	(0.25)		(0.43)		(0.33)	(0.12)	(0.12)	(0.06)
Net Asset Value, End of Period	$21.55		$19.89		$15.61	$11.87	$8.65	$8.62
Total Return	9.66	%(C)	30.65%		34.95%	39.13%	1.71%	(8.95)%
Net Assets, End of Period (thousands)	$2,047,294		$1,805,186		$1,131,778	$594,076	$333,866	$298,036
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.69%		0.74%	0.78%	0.78%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.21	%(B)	3.28%		2.20%	1.79%	1.20%	1.50%

Emerging Markets Small Cap Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$13.37	$11.44	$8.74	$5.89	$5.33	$6.79
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.27	(A)	0.11	0.10	0.06	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.95	2.37	2.85	2.88	0.54	(0.65)
Total From Investment Operations	2.13	2.64	2.96	2.98	0.60	(0.55)
Less Distributions
Net Investment Income	(0.06)	(0.22)	(0.19)	(0.07)	(0.04)	(0.06)
Net Realized Gains	(0.31)	(0.49)	(0.07)	(0.06)	—	(0.85)
Total Distributions	(0.37)	(0.71)	(0.26)	(0.13)	(0.04)	(0.91)
Net Asset Value, End of Period	$15.13	$13.37	$11.44	$8.74	$5.89	$5.33
Total Return	16.30	%(C)	24.27%	34.55%	51.84%	11.23%	(9.44)%
Net Assets, End of Period (thousands)	$663,315	$482,378	$190,028	$84,353	$26,516	$15,172
Ratio of Expenses to Average Net Assets(D)	0.82	%(B)	0.97%	1.04%	1.12%	1.20%	1.56%
Ratio of Net Investment Income to Average Net Assets	2.36	%(B)	2.21%	1.41%	1.81%	1.31%	1.18%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio
	Six Months Ended May 31, 2006		For the Period April 5, 2005 (a) to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.54		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17		1.51
Total From Investment Operations	1.36		1.61
Less Distributions
Net Investment Income	(0.04)		(0.07)
Net Realized Gains	—		—
Total Distributions	(0.04)		(0.07)
Net Asset Value, End of Period	$12.86		$11.54
Total Return	11.85	%(C)	16.12	%(C)
Net Assets, End of Period (thousands)	$460,948		$218,563
Ratio of Expenses to Average Net Assets	0.81	%(B)	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.77	%(B)	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.83	%(B)	1.79	%(B)(E)
Portfolio Turnover Rate	5	%(C)	2	%(C)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14		$10.20		$10.30		$10.39		$10.31		$10.21
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.28		0.25		0.16		0.27		0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		(0.05)		(0.10)		0.03		0.08		0.11
Total From Investment Operations	0.20		0.23		0.15		0.19		0.35		0.62
Less Distributions
Net Investment Income	(0.18)		(0.29)		(0.25)		(0.16)		(0.27)		(0.52)
Net Realized Gains	—		—		—		(0.12)		—		—
Total Distributions	(0.18)		(0.29)		(0.25)		(0.28)		(0.27)		(0.52)
Net Asset Value, End of Period	$10.16		$10.14		$10.20		$10.30		$10.39		$10.31
Total Return	2.01	%(C)	2.24%		1.08%		1.85%		3.43%		6.21%
Net Assets, End of Period (thousands)	$2,299,544		$1,953,884		$1,738,574		$1,454,736		$992,307		$739,847
Ratio of Expenses to Average Net Assets	0.18	%(B)(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.18	%(B)(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Net Investment Income to Average Net Assets	3.53	%(B)	2.78%		1.40%		1.45%		2.56%		5.04%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.88		$9.92		$10.08		$10.19		$9.95		$10.05
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.31		0.25		0.22		0.25		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.14		(0.14)		(0.14)		0.01		0.20		0.45
Total From Investment Operations	0.18		0.17		0.11		0.23		0.45		0.64
Less Distributions
Net Investment Income	(0.14)		(0.21)		(0.27)		(0.34)		(0.21)		(0.56)
Net Realized Gains	—		—		—		—		—		—
Tax Return of Capital	—		—		—		—		—		(0.18)
Total Distributions	(0.14)		(0.21)		(0.27)		(0.34)		(0.21)		(0.74)
Net Asset Value, End of Period	$9.92		$9.88		$9.92		$10.08		$10.19		$9.95
Total Return	1.84	%(C)	1.77%		1.08%		2.26%		4.54%		6.75%
Net Assets, End of Period (thousands)	$2,243,255		$1,992,869		$1,674,972		$1,195,072		$799,214		$596,119
Ratio of Expenses to Average Net Assets	0.19	%(B)(D)	0.21	%(D)	0.23	%(D)	0.25	%(D)	0.25	%(D)	0.27	%(D)
Ratio of Net Investment Income to Average Net Assets	0.74	%(B)	3.25%		1.35%		1.68%		2.58%		1.34%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA Five-Year Government Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.41		$10.64	$11.11	$11.05	$10.56	$10.32
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.35	0.33	0.34	0.41	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)		(0.24)	(0.01)	0.10	0.51	0.32
Total From Investment Operations	0.18		0.11	0.32	0.44	0.92	0.81
Less Distributions
Net Investment Income	(0.20)		(0.34)	(0.41)	(0.38)	(0.43)	(0.57)
Net Realized Gains	—		—	(0.38)	—	—	—
Tax Return of Capital	—		—	—	—	—	—
Total Distributions	(0.20)		(0.34)	(0.79)	(0.38)	(0.43)	(0.57)
Net Asset Value, End of Period	$10.39		$10.41	$10.64	$11.11	$11.05	$10.56
Total Return	1.71	%(C)	1.02%	3.02%	4.02%	9.06%	8.18%
Net Assets, End of Period (thousands)	$903,388		$748,847	$542,634	$402,992	$315,290	$243,880
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.25%	0.27%	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.28	%(B)	3.47%	3.21%	3.20%	4.09%	4.79%
Portfolio Turnover Rate	63	%(C)	36%	45%	149%	19%	189%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$10.48	$10.50	$10.92	$10.93	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.26	0.33	0.33	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	(0.11)	0.06	0.15	0.44	0.22
Total From Investment Operations	0.10	0.23	0.32	0.48	0.77	0.72
Less Distributions
Net Investment Income	(0.30)	(0.25)	(0.32)	(0.39)	(0.33)	(0.72)
Net Realized Gains	—	—	(0.42)	(0.10)	(0.01)	—
Total Distributions	(0.30)	(0.25)	(0.74)	(0.49)	(0.34)	(0.72)
Net Asset Value, End of Period	$10.28	$10.48	$10.50	$10.92	$10.93	$10.50
Total Return	0.95	%(C)	2.15%	3.04%	4.45%	7.55%	7.23%
Net Assets, End of Period (thousands)	$2,038,798	$1,699,793	$1,205,578	$969,439	$761,717	$628,936
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.34%	0.34%	0.35%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	3.22%	3.12%	3.23%	4.09%	4.04%
Portfolio Turnover Rate	61	%(C)	69%	90%	103%	79%	113%

	DFA Intermediate Government Fixed Income Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$11.45		$11.79	$12.14	$12.39	$11.90	$11.18
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.52	0.55	0.62	0.65	0.65
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.31)		(0.29)	(0.05)	(0.02)	0.48	0.71
Total From Investment Operations	(0.05)		0.23	0.50	0.60	1.13	1.36
Less Distributions
Net Investment Income	(0.25)		(0.53)	(0.56)	(0.65)	(0.64)	(0.64)
Net Realized Gains	(0.06)		(0.04)	(0.29)	(0.20)	—	—
Total Distributions	(0.31)		(0.57)	(0.85)	(0.85)	(0.64)	(0.64)
Net Asset Value, End of Period	$11.09		$11.45	$11.79	$12.14	$12.39	$11.90
Total Return	(0.46	)%(C)	1.87%	4.21%	4.86%	9.95%	12.57%
Net Assets, End of Period (thousands)	$617,056		$463,538	$373,108	$316,234	$300,059	$310,661
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.17%	0.17%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.69	%(B)	4.61%	4.72%	4.91%	5.37%	5.60%
Portfolio Turnover Rate	0	%(C)	16%	6%	23%	14%	17%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	For the Period Aug. 20, 2002(a) to Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$10.09	$10.13	$9.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.22	0.17	0.16	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)		(0.11)	(0.04)	0.15	(0.04)
Total From Investment Operations	0.12		0.11	0.13	0.31	—
Less Distributions
Net Investment Income	(0.13)		(0.21)	(0.17)	(0.15)	(0.03)
Net Realized Gains	—		—	—	—	—
Total Distributions	(0.13)		(0.21)	(0.17)	(0.15)	(0.03)
Net Asset Value, End of Period	$9.98		$9.99	$10.09	$10.13	$9.97
Total Return	1.16	%(C)	1.11%	1.27%	3.17%	(0.03	)%(C)
Net Assets, End of Period (thousands)	$607,118		$511,543	$381,709	$213,389	$78,819
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.30%	0.30%	0.30%	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)	0.29%	0.33%	0.34%	0.75	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.60	%(B)	2.22%	1.73%	1.60%	1.71	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2%	6%	0%	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one operational portfolios, of which twenty-eight (the "Portfolios") are included in this report and the remaining thirteen are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/06
U.S. Large Company Portfolio	The U.S. Large Company Series	55%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	70%

U.S. Small XM Value Portfolio	The U.S. Small XM Value Series	100%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	92%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	91%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	82%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	91%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	10%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%

Continental Small Company Portfolio	The Continental Small Company Series	5%

Emerging Markets Portfolio	The Emerging Markets Series	98%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	93%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	100%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series	95%

Each Feeder Fund invests solely in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the four Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2006, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

For the six months ended May 31, 2006, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio*	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Small XM Value Portfolio	0.30%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

* Effective April 1, 2006, U.S. Large Company Portfolio's effective annual rate of average daily net assets changed from 0.125% to 0.095%.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2007, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2006, the Portfolios had the following effective rates based on a percentage of average net assets on an annualized basis. During the six-months ended May 31, 2006, the Advisor received reimbursements of previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2009 are reflected below (amounts in thousands). The Portfolio's are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of reimbursement.

Portfolios	Effective Rates	Reimbursements of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Reimbursement
U.S. Large Company Portfolio (1)	0.15%	$17	$6,096
Enhanced U.S. Large Company Portfolio (2)	0.45%	—	—
U.S. Small XM Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (3)	0.23%	5	36
U.S. Core Equity 2 Portfolio (3)	0.26%	12	31
U.S. Vector Equity Portfolio (3)	0.36%	—	21
International Core Equity Portfolio (3)	0.49%	43	57
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	36	3
Asia Pacific Small Company Portfolio (4)	0.47%	7	94
United Kingdom Small Company Portfolio (4)	0.47%	1	103
Continental Small Company Portfolio (4)	0.47%	5	92
Emerging Markets Portfolio (1)	1.00%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	102	—
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	121	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to see reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) Effective December 1, 2005, pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

For the period April 1, 2005 through November 30, 2005, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had agreed to waive all or a portion of its advisory fee to reduce the Portfolio's expenses up to the amount of its total advisory fee when the Portfolio's total expenses exceeded 1.00% of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets or after December 1, 2005, 0.85% of its average net assets, on an annualized basis.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses up to the amount of its total advisory fee when its total expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $62. The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$44

Enhanced U.S. Large Company Portfolio	6

U.S. Large Cap Value Portfolio	86

U.S. Small XM Value Portfolio	4

U.S. Small Cap Value Portfolio	146

U.S. Core Equity 1 Portfolio	5

U.S. Core Equity 2 Portfolio	6

U.S. Vector Equity Portfolio	3

U.S. Small Cap Portfolio	56

U.S. Micro Cap Portfolio	85

DFA Real Estate Securities Portfolio	39

Large Cap International Portfolio	25

International Core Equity Portfolio	5

International Small Company Portfolio	65

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	1

United Kingdom Small Company Portfolio	—

Continental Small Company Portfolio	$1

DFA International Small Cap Value Portfolio	96

Emerging Markets Portfolio	41

Emerging Markets Small Cap Portfolio	12

Emerging Markets Core Equity Portfolio	7

DFA One-Year Fixed Income Portfolio	43

DFA Two-Year Global Fixed Income Portfolio	41

DFA Five-Year Government Portfolio	16

DFA Five-Year Global Fixed Income Portfolio	36

DFA Intermediate Government Fixed Income Portfolio	10

DFA Short-Term Municipal Bond Portfolio	11

E. Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Core Equity 1 Portfolio	—	—	$271,631	$1,721
U.S. Core Equity 2 Portfolio	—	—	349,289	2,807
U.S. Vector Equity Portfolio	—	—	200,246	46,308
DFA Real Estate Securities Portfolio	—	—	285,367	107,351
Large Cap International Portfolio	—	—	124,314	20,876
International Core Equity Portfolio	—	—	258,511	2,224
DFA International Small Cap Value Portfolio	—	—	898,651	305,561
Emerging Markets Core Equity Portfolio	—	—	240,355	18,463
DFA Five-Year Government Portfolio	$607,575	$494,311	—	—
DFA Five-Year Global Fixed Income Portfolio	165,891	104,466	1,078,715	968,222
DFA Intermediate Government Fixed Income Portfolio	169,770	2,027	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	16,519	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Small XM Value Portfolio	$(22)	—	$22
U.S. Small Cap Value Portfolio	34,621	$(6,985)	(27,636)

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Small Cap Portfolio	$10,350	$(2,300)	$(8,050)
U.S. Micro Cap Portfolio	9,232	(2,070)	(7,162)
DFA Real Estate Securities Portfolio	(3)	4,138	(4,135)
Large Cap International Portfolio	(43)	124	(81)
International Core Equity Portfolio	—	(91)	91
International Small Company Portfolio	6,072	1,120	(7,192)
Japanese Small Company Portfolio	(1,532)	109	1,423
Asia Pacific Small Company Portfolio	223	202	(425)
United Kingdom Small Company Portfolio	—	(16)	16
Continental Small Company Portfolio	—	(562)	562
DFA International Small Cap Value Portfolio	7,840	2,970	(10,810)
Emerging Markets Portfolio	—	(1,613)	1,613
Emerging Markets Small Cap Portfolio	—	(706)	706
Emerging Markets Core Equity Portfolio	—	(373)	373
DFA Five-Year Global Fixed Income Portfolio	—	38,540	(38,540)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
U.S. Large Company Portfolio
2005	$31,675	—	—	$31,675
2004	17,869	—	—	17,869
Enhanced U.S. Large Company Portfolio
2005	4,954	—	—	4,954
2004	1,797	—	$86	1,883
U.S. Large Cap Value Portfolio
2005	34,948	—	—	34,948
2004	23,826	—	1,025	24,851
U.S. Small XM Value Portfolio
2005	9,894	$5,689	—	15,583
2004	6,606	6,040	—	12,646
U.S. Small Cap Value Portfolio
2005	121,647	284,777	—	406,424
2004	69,276	216,598	—	285,874
U.S. Small Cap Portfolio
2005	32,449	—	—	32,449
2004	7,229	—	1,515	8,744
U.S. Micro Cap Portfolio
2005	63,821	76,559	—	140,380
2004	43,268	35,395	—	78,663

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Real Estate Securities Portfolio
2005	$54,162	$29,137	—	$83,299
2004	40,062	6,193	—	46,255
Large Cap International Portfolio
2005	25,310	—	—	25,310
2004	20,560	—	—	20,560
International Small Company Portfolio
2005	43,366	37,025	—	80,391
2004	32,182	—	—	32,182
Japanese Small Company Portfolio
2005	1,062	—	—	1,062
2004	396	—	—	396
Asia Pacific Small Company Portfolio
2005	996	—	—	996
2004	1,138	—	—	1,138
United Kingdom Small Company Portfolio
2005	568	538	—	1,106
2004	723	—	—	723
Continental Small Company Portfolio
2005	841	1,241	—	2,082
2004	1,260	3,086	—	4,346
DFA International Small Cap Value Portfolio
2005	71,235	58,589	—	129,824
2004	38,541	8,285	—	46,826
Emerging Markets Portfolio
2005	34,905	—	—	34,905
2004	19,202	—	—	19,202
Emerging Markets Small Cap Portfolio
2005	7,916	6,395	—	14,311
2004	2,550	432	—	2,982
Emerging Markets Core Equity Portfolio
2005	702	—	—	702
DFA One-Year Fixed Income Portfolio
2005	56,058	—	—	56,058
2004	34,046	—	—	34,046
DFA Two-Year Global Fixed Income Portfolio
2005	39,243	—	—	39,243
2004	35,146	—	$407	35,553
DFA Five-Year Government Portfolio
2005	20,081	—	—	20,081
2004	17,118	13,159	—	30,277

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Five-Year Global Fixed Income Portfolio
2005	$33,648	—	$33,648
2004	39,545	$30,038	69,583
DFA Intermediate Government Fixed Income Portfolio
2005	18,785	1,145	19,930
2004	16,177	6,872	23,049
DFA Short-Term Municipal Bond Portfolio
2005	9,493	—	9,493
2004	5,043	—	5,043

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Small Cap Value Portfolio	$6,271	$26,169	$32,440
U.S. Small Cap Portfolio	2,309	8,041	10,350
U.S. Micro Cap Portfolio	1,856	6,035	7,891
International Small Company Portfolio	2,115	3,957	6,072
DFA International Small Cap Value Portfolio	3,248	4,592	7,840

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$9,309	—	$(34,734)	$(25,425)
Enhanced U.S. Large Company Portfolio	3,383	—	(2,537)	846
U.S. Large Cap Value Portfolio	13,555	$1,764	—	15,319
U.S. Small XM Value Portfolio	887	10,265	—	11,152
U.S. Small Cap Value Portfolio	—	505,072	—	505,072
U.S. Core Equity 1 Portfolio	394	—	—	394
U.S. Core Equity 2 Portfolio	528	—	—	528
U.S. Small Cap Portfolio	2,223	117,489	—	119,712
U.S. Micro Cap Portfolio	2,280	208,456	—	210,736
DFA Real Estate Securities Portfolio	27,160	11,397	—	38,557
Large Cap International Portfolio	6,787	—	(19,322)	(12,535)
International Core Equity Portfolio	245	—	(21)	224
International Small Company Portfolio	29,598	118,420	—	148,018
Japanese Small Company Portfolio	778	—	(46,105)	(45,327)
Asia Pacific Small Company Portfolio	590	—	(12,865)	(12,275)
United Kingdom Small Company Portfolio	344	850	—	1,194
Continental Small Company Portfolio	327	5,098	—	5,425
DFA International Small Cap Value Portfolio	54,556	160,035	—	214,591
Emerging Markets Portfolio	16,553	—	(11,761)	4,792

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
Emerging Markets Small Cap Portfolio	$3,597	$8,330	—	$11,927
Emerging Markets Core Equity Portfolio	385	—	—	385
DFA One-Year Fixed Income Portfolio	171	—	$(5,201)	(5,030)
DFA Two-Year Global Fixed Income Portfolio	20,158	—	—	20,158
DFA Five-Year Government Portfolio	6,765	—	(7,679)	(914)
DFA Five-Year Global Fixed Income Portfolio	43,875	—	(17,425)	26,450
DFA Intermediate Government Fixed Income Portfolio	5,205	2,622	—	7,827
DFA Short-Term Municipal Bond Portfolio	1,214	—	(17)	1,197

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2006	2007	2008	2009	2010	2011	2012	2013	Total
U.S. Large Company Portfolio	—	—	—	—	—	$28,579	—	$6,155	$34,734
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	2,535	—	2	2,537
Large Cap International Portfolio	—	—	—	$357	$18,180	533	—	252	19,322
International Core Equity Portfolio	—	—	—	—	—	—	—	21	21
Japanese Small Company Portfolio	$7,918	$2,827	$632	3,508	4,453	19,912	$3,800	3,055	46,105
Asia Pacific Small Company Portfolio	—	566	—	906	3,164	6,171	1,151	907	12,865
Emerging Markets Portfolio	—	—	—	—	4,389	7,372	—	—	11,761
DFA One-Year Fixed Income Portfolio	—	—	—	—	—	—	676	4,525	5,201
DFA Five-Year Government Portfolio	—	—	—	—	—	—	884	6,795	7,679
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	—	—	5,041	12,384	17,425
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	17	—	17

During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands) :

Enhanced U.S. Large Company Portfolio	$39
U.S. Large Cap Value Portfolio	1,214
Emerging Markets Portfolio	34,172
DFA Two-Year Global Fixed Income Portfolio	216

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Portfolios had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$6,977	$214
International Core Equity Portfolio	2	—
International Small Company Portfolio	6,210	5,149

	Mark to Market	Realized Gains
Japanese Small Company Portfolio	$476	$191
Asia Pacific Small Company Portfolio	771	340
United Kingdom Small Company Portfolio	104	17
Continental Small Company Portfolio	75	610
DFA International Small Cap Value Portfolio	13,323	9,240
Emerging Markets Portfolio	2,882	310
Emerging Markets Small Cap Portfolio	129	154

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,052,396	$507,804	$(134,209)	$373,595
Enhanced U.S. Large Company Portfolio	325,964	37,305	(34,345)	2,960
U.S. Large Cap Value Portfolio	3,870,319	1,199,209	(110,329)	1,088,880
U.S. Small XM Value Portfolio	156,305	37,669	(2,914)	34,755
U.S. Small Cap Value Portfolio	5,588,818	2,329,507	(181,123)	2,148,384
U.S. Core Equity 1 Portfolio	426,585	17,672	(14,567)	3,105
U.S. Core Equity 2 Portfolio	571,936	29,662	(18,541)	11,121
U.S. Vector Equity Portfolio	172,146	11,527	(7,124)	4,403
U.S. Small Cap Portfolio	2,443,629	593,898	(76,058)	517,840
U.S. Micro Cap Portfolio	3,357,980	1,363,619	(269,362)	1,094,257
DFA Real Estate Securities Portfolio	1,660,245	651,998	(6,504)	645,494
Large Cap International Portfolio	1,344,930	403,191	(38,877)	364,314
International Core Equity Portfolio	433,188	35,919	(7,542)	28,377
International Small Company Portfolio	2,829,734	1,077,652	(69,539)	1,008,113
Japanese Small Company Portfolio	271,115	64,174	(136,679)	(72,505)
Asia Pacific Small Company Portfolio	74,530	48,962	(66,916)	(17,954)
United Kingdom Small Company Portfolio	14,643	68,845	(58,605)	10,240
Continental Small Company Portfolio	45,047	85,977	(58,078)	27,899
DFA International Small Cap Value Portfolio	5,055,447	1,626,775	(143,144)	1,483,631
Emerging Markets Portfolio	1,272,367	831,984	(56,240)	775,744
Emerging Markets Small Cap Portfolio	519,920	162,042	(18,390)	143,652
Emerging Markets Core Equity Portfolio	421,461	52,540	(17,821)	34,719
DFA One-Year Fixed Income Portfolio	2,310,261	4,235	(14,705)	(10,470)
DFA Two-Year Global Fixed Income Portfolio	2,254,475	—	(11,003)	(11,003)
DFA Five-Year Government Portfolio	898,474	—	(2,844)	(2,844)
DFA Five-Year Global Fixed Income Portfolio	1,957,399	52,026	(9,074)	42,952
DFA Intermediate Government Fixed Income Portfolio	629,338	4,006	(17,293)	(13,287)
DFA Short-Term Municipal Bond Portfolio	606,344	81	(6,448)	(6,367)

G. Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities and Futures	Accumulated Net Realized Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Unrealized Appreciation (Depreciation) of Investment Securities, Futures and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
U.S. Large Company Portfolio	$2,078,794	$11,747	$(94,590)	—	—	$429,789	—	$2,425,740	200,000,000
Enhanced U.S. Large Company Portfolio	324,435	(111)	(32,734)	—	—	37,305	—	328,895	100,000,000
U.S. Large Cap Value Portfolio	3,742,202	(1,775)	18,846	—	—	1,199,209	—	4,958,482	350,000,000
U.S. Small XM Value Portfolio	144,121	(162)	9,390	—	—	37,669	—	191,018	100,000,000
U.S. Small Cap Value Portfolio	4,970,704	(5,938)	440,680	—	—	2,329,507	—	7,734,953	500,000,000
U.S. Core Equity 1 Portfolio	389,402	1,253	280	—	—	3,105	—	394,040	100,000,000
U.S. Core Equity 2 Portfolio	524,208	1,755	508	—	—	11,121	—	537,592	100,000,000
U.S. Vector Equity Portfolio	155,029	481	5,577	—	—	4,406	—	165,493	100,000,000
U.S. Small Cap Portfolio	2,305,882	(2,400)	63,195	—	—	593,899	—	2,960,576	250,000,000
U.S. Micro Cap Portfolio	3,023,291	(4,516)	229,845	—	—	1,201,967	—	4,450,587	500,000,000
DFA Real Estate Securities Portfolio	1,428,373	(218)	41,791	—	—	647,036	—	2,116,982	150,000,000
Large Cap International Portfolio	1,033,397	11,269	(13,092)	$111	—	365,138	$102	1,396,925	150,000,000
International Core Equity Portfolio	375,296	4,411	248	(43)	—	28,471	39	408,422	100,000,000
International Small Company Portfolio	2,705,074	30,797	92,755	132	—	1,008,653	392	3,837,803	350,000,000
Japanese Small Company Portfolio	318,064	431	(50,223)	(24)	—	(69,727)	37	198,558	50,000,000
Asia Pacific Small Company Portfolio	88,239	(308)	(13,461)	(2)	—	(17,906)	(4)	56,558	50,000,000
United Kingdom Small Company Portfolio	14,054	33	543	6	—	10,247	2	24,885	70,000,000
Continental Small Company Portfolio	42,814	650	1,514	6	—	27,899	41	72,924	50,000,000
DFA International Small Cap Value Portfolio	3,846,088	30,060	168,828	202	—	1,484,088	608	5,529,874	450,000,000
Emerging Markets Portfolio	1,259,280	14,372	(623)	82	$(2,747)	777,049	(119)	2,047,294	200,000,000
Emerging Markets Small Cap Portfolio	493,583	5,373	21,438	(77)	(602)	143,652	(52)	663,315	100,000,000
Emerging Markets Core Equity Portfolio	420,290	4,784	1,649	(478)	(104)	34,821	(14)	460,948	100,000,000
DFA One-Year Fixed Income Portfolio	2,316,059	(177)	(20,573)	—	—	4,235	—	2,299,544	400,000,000
DFA Two-Year Global Fixed Income Portfolio	2,255,069	(595)	(10,805)	—	—	(414)	—	2,243,255	400,000,000
DFA Five-Year Government Portfolio	918,468	9,642	(21,878)	—	—	(2,844)	—	903,388	150,000,000
DFA Five-Year Global Fixed Income Portfolio	2,075,114	32,365	(36,803)	(85,651)	—	42,895	10,878	2,038,798	350,000,000
DFA Intermediate Government Fixed Income Portfolio	623,403	6,893	47	—	—	(13,287)	—	617,056	100,000,000
DFA Short-Term Municipal Bond Portfolio	611,976	1,526	(17)	—	—	(6,367)	—	607,118	100,000,000

H. Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Forward Currency Contracts: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2006, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain/(Loss)
06/09/06	174,361	Euro	$224,107	$223,425	$682
06/09/06	16,619,866	Japanese Yen	149,562	147,673	1,889
06/16/06	122,826	Canadian Dollar	110,884	111,532	(648)
06/16/06	246,174	Euro	316,762	315,781	981
06/16/06	25,874,190	Japanese Yen	235,729	230,427	5,302
06/26/06	436,746	Denmark Krone	75,259	75,164	95
06/26/06	118,368	Euro	152,453	151,938	515
06/26/06	9,858,002	Japanese Yen	88,941	87,917	1,024
06/26/06	1,347,610	Swedish Krona	185,169	186,844	(1,675)
06/26/06	205,626	Swiss Franc	170,638	169,226	1,412
		Total	$1,709,504	$1,699,927	$9,577

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Vector Equity Portfolio	5.00%	$345	3	—	$426
DFA Real Estate Securities Portfolio	4.95%	1,238	7	$1	1,768
International Small Company Portfolio	5.18%	6,410	11	10	27,371
DFA International Small Cap Value Portfolio	4.78%	370	1	—	370
Emerging Markets Core Equity Portfolio	5.73%	2,904	7	3	4,948

At May 31, 2006, Emerging Markets Core Equity Portfolio had a loan outstanding in the amount of $2,973 (in thousands). There were no other outstanding borrowings by the Portfolios under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J. Securities Lending:

As of May 31, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

At May 31, 2006, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio	1	60%
Enhanced U.S. Large Company Portfolio	3	67%
U.S. Large Cap Value Portfolio	1	48%
U.S. Small XM Value Portfolio	4	47%
U.S. Small Cap Value Portfolio	1	36%
U.S. Core Equity 1 Portfolio	3	87%
U.S. Core Equity 2 Portfolio	4	74%
U.S. Vector Equity Portfolio	2	88%
U.S. Small Cap Portfolio	1	20%
U.S. Micro Cap Portfolio	1	40%
DFA Real Estate Securities Portfolio	2	69%
Large Cap International Portfolio	1	55%
International Core Equity Portfolio	4	79%
International Small Company Portfolio	1	42%
Japanese Small Company Portfolio	4	60%
Asia Pacific Small Company Portfolio	2	66%
United Kingdom Small Company Portfolio	2	72%
Continental Small Company Portfolio	3	71%
DFA International Small Cap Value Portfolio	1	39%
Emerging Markets Portfolio	1	40%
Emerging Markets Small Cap Portfolio	2	54%
Emerging Markets Core Equity Portfolio	2	65%
DFA One-Year Fixed Income Portfolio	1	51%
DFA Two-Year Global Fixed Income Portfolio	2	81%
DFA Five-Year Government Portfolio	3	82%
DFA Five-Year Global Fixed Income Portfolio	3	70%
DFA Intermediate Government Fixed Income Portfolio	1	68%
DFA Short-Term Municipal Bond Portfolio	2	73%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,187.40	0.44%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.74	0.44%	$2.22

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (175,801,421 Shares, Cost $2,512,625) at Value†	$3,500,206
Receivable for Fund Shares Sold	5,793
Prepaid Expenses and Other Assets	50
Total Assets	3,506,049
LIABILITIES:
Payables:
Investment Securities Purchased	4,180
Fund Shares Redeemed	1,613
Due to Advisor	599
Accrued Expenses and Other Liabilities	125
Total Liabilities	6,517
NET ASSETS	$3,499,532
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	171,241,480
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.44

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$12,675
Expenses
Administrative Services Fees	3,128
Accounting & Transfer Agent Fees	29
Legal Fees	16
Audit Fees	3
Filing Fees	55
Shareholders' Reports	25
Directors'/Trustees' Fees & Expenses	13
Other	6
Total Expenses	3,275
Net Investment Income (Loss)	9,400
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	73,938
Net Realized Gain (Loss) on Investment Securities Sold	(837)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	412,451
Net Realized and Unrealized Gain (Loss)	485,552
Net Increase (Decrease) in Net Assets Resulting from Operations	$494,952

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,400	$56,730
Capital Gain Distributions Received from Affiliated Investment Company	73,938	55,190
Net Realized Gain (Loss) on Investment Securities Sold	(837)	(1,015)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	412,451	170,710
Net Increase (Decrease) in Net Assets Resulting from Operations	494,952	281,615
Distributions From:
Net Investment Income	(19,957)	(48,348)
Net Short-Term Gains	(6,639)	(1,280)
Net Long-Term Gains	(43,736)	—
Total Distributions	(70,332)	(49,628)
Capital Share Transactions (1):
Shares Issued	728,237	1,043,752
Shares Issued in Lieu of Cash Distributions	62,437	43,138
Shares Redeemed	(234,219)	(232,409)
Net Increase (Decrease) from Capital Share Transactions	556,455	854,481
Total Increase (Decrease) in Net Assets	981,075	1,086,468
Net Assets
Beginning of Period	2,518,457	1,431,989
End of Period	$3,499,532	$2,518,457
(1) Shares Issued and Redeemed:
Shares Issued	37,151	62,912
Shares Issued in Lieu of Cash Distributions	3,478	2,656
Shares Redeemed	(11,945)	(14,037)
	28,684	51,531
Accumulated Net Investment Income (Loss)	$(3,131)	$7,426

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.67		$15.73	$12.20	$9.19	$10.30	$12.58
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.48	0.26	0.22	0.23	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.19		1.89	3.58	3.02	(0.78)	(1.50)
Total from Investment Operations	3.25		2.37	3.84	3.24	(0.55)	(1.25)
Less Distributions
Net Investment Income	(0.14)		(0.42)	(0.31)	(0.23)	(0.21)	(0.27)
Net Realized Gains	(0.34)		(0.01)	—	—	(0.35)	(0.76)
Total Distributions	(0.48)		(0.43)	(0.31)	(0.23)	(0.56)	(1.03)
Net Asset Value, End of Period	$20.44		$17.67	$15.73	$12.20	$9.19	$10.30
Total Return	18.74	%(C)	15.40%	31.86%	35.92%	(5.72)%	(10.96)%
Net Assets, End of Period (thousands)	$3,499,532		$2,518,457	$1,431,989	$748,319	$464,313	$449,496
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.48%	0.51%	0.52%	0.53%	0.51%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	2.86%	1.87%	2.26%	2.35%	2.12%

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 59% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $59 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$1,662	$(942)	$(720)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Short-Term Capital Gains	Long-Term Capital Gains	Income and Return of Capital	Total
2005	$49,628	—	—	$49,628
2004	21,188	—	$720	21,908

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of earnings and profits distributed to shareholders upon redemption of shares.

Ordinary Income	Net Long-Term Capital Gains
$942	$720

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$7,460	$44,043	$51,503

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio utilized capital loss carryforwards of $9,562 (in thousands) to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,545,690	$987,581	$(33,065)	$954,516

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$2,480,598	$(3,131)	$34,484	$987,581	$3,499,532

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, one shareholder held approximately 37% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

The U.S. Large Company Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,026.30	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$1,022.10	0.09%	$0.45
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.09%	$0.45

The U.S. Large Cap Value Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The U.S. Small XM Value Series
Actual Fund Return	$1,000.00	$1,095.20	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$1,116.30	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$1,078.10	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$1,075.90	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,080.70	0.14%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,153.30	0.19%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,193.90	0.13%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,285.20	0.16%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.16%	$0.81
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,098.90	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.21%	$1.06

The Emerging Markets Small Cap Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,165.90	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
The DFA One-Year Fixed Income Series
Actual Fund Return	$1,000.00	$1,020.50	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,018.70	0.08%	$0.40
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.08%	$0.40

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	10.4%	9.6%	9.9%	20.6%	12.3%	11.7%	15.0%
The U.S. Large Cap Value Series	21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%
The U.S. Small XM Value Series	18.5%	5.0%	5.9%	23.4%	2.4%	16.7%	16.3%
The U.S. Small Cap Value Series	20.1%	4.0%	6.0%	16.6%	4.4%	20.2%	15.9%
The U.S. Small Cap Series	16.7%	3.5%	6.0%	13.5%	13.9%	15.9%	21.1%
The U.S. Micro Cap Series	15.2%	3.4%	4.3%	14.4%	16.2%	15.7%	23.2%
The DFA International Value Series	17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%
The Japanese Small Company Series	22.8%	10.6%	1.0%	9.8%	3.8%	28.2%	12.2%
The Asia Pacific Small Company Series	21.9%	5.1%	6.9%	16.4%	5.1%	18.9%	6.4%
The United Kingdom Small Company Series	20.4%	4.4%	6.5%	18.8%	3.3%	31.0%	10.1%
The Continental Small Company Series	16.5%	6.6%	3.2%	18.1%	7.8%	26.2%	10.5%
The Emerging Markets Series	6.4%	9.3%	3.9%	22.7%	3.5%	7.3%	12.3%
The Emerging Small Cap Series	17.2%	11.7%	1.1%	12.3%	3.6%	17.1%	10.1%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.1%	0.9%	3.2%	3.3%	0.0%	100.0%
The U.S. Large Cap Value Series	4.8%	0.1%	6.2%	0.1%	0.0%	100.0%
The U.S. Small XM Value Series	9.4%	0.8%	0.8%	0.8%	0.0%	100.0%
The U.S. Small Cap Value Series	10.2%	0.9%	1.3%	0.4%	0.0%	100.0%
The U.S. Small Cap Series	5.1%	0.5%	1.3%	2.5%	0.0%	100.0%
The U.S. Micro Cap Series	4.4%	0.3%	1.3%	1.6%	0.0%	100.0%
The DFA International Value Series	11.8%	0.0%	4.3%	3.8%	0.2%	100.0%
The Japanese Small Company Series	10.7%	0.0%	0.2%	0.7%	0.0%	100.0%
The Asia Pacific Small Company Series	16.0%	0.0%	1.1%	2.1%	0.1%	100.0%
The United Kingdom Small Company Series	3.7%	0.0%	0.9%	0.9%	0.0%	100.0%
The Continental Small Company Series	8.1%	0.0%	0.6%	2.1%	0.3%	100.0%
The Emerging Markets Series	15.7%	0.0%	14.5%	4.2%	0.2%	100.0%
The Emerging Small Cap Series	18.5%	0.0%	2.5%	2.8%	3.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	15.9%	6.9%	24.9%	44.1%	8.2%	100.0%
The DFA One-Year Fixed Income Series	21.9%	26.3%	15.8%	26.1%	9.9%	100.0%
The DFA Two-Year Global Fixed Income Series	12.4%	10.8%	18.9%	46.4%	11.5%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*# Comcast Corp. Class A	808,000	$25,961,040	0.6%
Disney (Walt) Co.	832,200	25,382,100	0.6%
# Home Depot, Inc.	802,600	30,595,112	0.7%
Time Warner, Inc.	1,702,100	29,293,141	0.7%
Other Securities		340,086,934	7.6%
Total Consumer Discretionary		451,318,327	10.2%
Consumer Staples — (8.1%)
Altria Group, Inc.	788,500	57,047,975	1.3%
Coca-Cola Co.	778,300	34,268,549	0.8%
PepsiCo, Inc.	625,900	37,841,914	0.9%
Procter & Gamble Co.	1,242,600	67,411,050	1.5%
# Wal-Mart Stores, Inc.	943,800	45,727,110	1.0%
Other Securities		173,979,212	3.9%
Total Consumer Staples		416,275,810	9.4%
Energy — (8.4%)
Chevron Corp.	841,100	50,289,369	1.1%
ConocoPhillips	623,238	39,444,733	0.9%
Exxon Mobil Corp.	2,307,000	140,519,370	3.2%
# Schlumberger, Ltd.	446,400	29,270,448	0.7%
Other Securities		173,334,306	3.9%
Total Energy		432,858,226	9.8%
Financials — (17.4%)
# American Express Co.	467,600	25,418,736	0.6%
# American International Group, Inc.	980,600	59,620,480	1.3%
Bank of America Corp.	1,754,800	84,932,320	1.9%
Citigroup, Inc.	1,885,700	92,965,010	2.1%
# JPMorgan Chase & Co.	1,316,900	56,152,616	1.3%
Merrill Lynch & Co., Inc.	346,900	25,119,029	0.6%
Morgan Stanley	405,700	24,187,834	0.5%
The Goldman Sachs Group, Inc.	164,700	24,861,465	0.6%
U.S. Bancorp	680,400	21,003,948	0.5%
# Wachovia Corp.	613,000	32,795,500	0.7%
# Wells Fargo & Co.	633,200	42,025,484	0.9%
Other Securities		409,105,196	9.3%
Total Financials		898,187,618	20.3%
Health Care — (10.4%)
# Abbott Laboratories	581,300	24,821,510	0.6%
*# Amgen, Inc.	441,500	29,840,985	0.7%
Eli Lilly & Co.	426,900	22,045,116	0.5%
Johnson & Johnson	1,124,400	67,711,368	1.5%
# Medtronic, Inc.	456,000	23,023,440	0.5%
# Merck & Co., Inc.	826,300	27,507,527	0.6%
Pfizer, Inc.	2,779,900	65,772,434	1.5%
UnitedHealth Group, Inc.	512,400	22,525,104	0.5%
Wyeth	507,800	23,226,772	0.5%
Other Securities		228,086,977	5.2%
Total Health Care		534,561,233	12.1%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
# 3M Co.	285,200	$23,859,832	0.5%
Boeing Co.	302,400	25,174,800	0.6%
# General Electric Co.	3,938,000	134,915,880	3.0%
United Parcel Service, Inc.	412,600	33,234,930	0.7%
United Technologies Corp.	383,600	23,982,672	0.5%
Other Securities		270,647,336	6.2%
Total Industrials		511,815,450	11.5%
Information Technology — (12.7%)
* Cisco Sytems, Inc.	2,323,700	45,730,416	1.0%
* Dell, Inc.	889,200	22,567,896	0.5%
*# Google, Inc.	76,400	28,407,048	0.6%
Hewlett-Packard Co.	1,068,600	34,601,268	0.8%
# Intel Corp.	2,222,600	40,051,252	0.9%
International Business Machines Corp.	592,100	47,308,790	1.1%
# Microsoft Corp.	3,357,400	76,045,110	1.7%
# Qualcomm, Inc.	625,800	28,292,418	0.6%
Other Securities		332,392,216	7.6%
Total Information Technology		655,396,414	14.8%
Materials — (2.6%)
Total Materials		134,089,872	3.0%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		39,586,411	0.9%
Telecommunication Services — (2.7%)
# AT&T, Inc.	1,465,800	38,198,748	0.9%
# BellSouth Corp.	679,200	22,936,584	0.5%
# Sprint Nextel Corp.	1,121,100	23,778,531	0.5%
# Verizon Communications, Inc.	1,105,800	34,512,018	0.8%
Other Securities		18,640,296	0.4%
Total Telecommunication Services		138,066,177	3.1%
Utilities — (2.8%)
Total Utilities		143,685,168	3.2%
TOTAL COMMON STOCKS		4,355,840,706	98.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210	4.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002	12.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000	1.5%
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,996,635,712)		$5,154,501,918	116.3%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.2%)
BONDS — (3.2%)
Austria, Republic of (f) 3.000%, 05/14/07	2,000	$1,658,910
Oesterreichische Kontrollbank AG (u) 5.125%, 03/20/07	7,000	6,998,642
(f) 2.000%, 11/26/07	2,000	1,639,770
TOTAL — AUSTRIA		10,297,322
BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of 6.250%, 03/28/07	7,000	9,186,334
CANADA — (13.0%)
BONDS — (13.0%)
British Columbia, Province of 5.250%, 12/01/06	10,000	9,120,472
Canada Housing Trust 5.100%, 09/15/07	7,000	6,413,309
Canadian Government 3.000%, 06/01/07	10,000	8,969,133
GE Capital Canada Funding Co. 5.300%, 07/24/07	10,000	9,164,866
Ontario, Province of 5.200%, 03/08/07	9,000	8,222,642
TOTAL — CANADA		41,890,422
DENMARK — (2.8%)
BONDS — (2.8%)
Denmark, Kingdom of 7.000%, 11/15/07	50,000	9,026,391
FRANCE — (5.8%)
BONDS — (5.8%)
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,190,468
French Treasury Note 3.500%, 01/12/08	7,500	9,640,258
Total Capital SA 3.500%, 01/28/08	3,750	4,809,260
TOTAL — FRANCE		18,639,986
GERMANY — (10.5%)
BONDS — (10.5%)
Bundesschatzanweisungen 2.750%, 12/14/07	5,500	6,985,832
Kreditanstalt Fuer Wiederaufbau 3.000%, 11/15/07	7,500	9,556,465
Landesbank Hessen-Thuringen Girozentrale (c) 4.000%, 06/04/07	5,000	4,515,851

	Face Amount^	Value†
	(000)
Landeskreditbank Baden- Wuerttemberg-Foerderbank (u) 4.875%, 01/30/07	5,000	$4,983,965
Landwirtschaftliche Rentenbank (u) 4.875%, 03/12/07	1,000	997,345
5.000%, 08/17/07	5,200	6,789,471
TOTAL — GERMANY		33,828,929
NETHERLANDS — (7.4%)
BONDS — (7.4%)
Bank Nederlandse Gemeenten 2.875%, 05/15/07	4,000	5,110,108
Netherlands, Government of 3.000%, 07/15/07	7,000	8,943,047
Rabobank Nederland NV 3.625%, 01/22/08	7,800	10,035,693
TOTAL — NETHERLANDS		24,088,848
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
BONDS — (8.2%)
Asian Development Bank (u) 4.875%, 02/05/07	7,000	6,978,776
European Investment Bank (e) 2.625%, 10/15/07	6,300	8,002,041
Inter-American Development Bank (u) 6.625%, 03/07/07	2,400	2,423,184
World Bank (International Bank for Reconstruction & Development) (j) 2.000%, 02/18/08	1,000,000	9,063,877
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		26,467,878
SWEDEN — (5.5%)
BONDS — (5.5%)
Swedish Export Credit Corp. (u) 2.875%, 01/26/07	7,100	6,999,798
Swedish Government 8.000%, 08/15/07	73,000	10,713,669
TOTAL — SWEDEN		17,713,467
UNITED KINGDOM — (9.0%)
BONDS — (9.0%)
Bank of England (e) 2.750%, 01/29/07	7,400	9,463,210
BP Capital Markets P.L.C. (u) 2.750%, 12/29/06	4,500	4,440,128
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	7,000	9,005,826
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	5,000	6,352,050
TOTAL — UNITED KINGDOM		29,261,214

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (31.3%)
AGENCY OBLIGATIONS — (6.9%)
Federal Farm Credit Bank 2.550%, 02/27/07	3,000	$2,937,270
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	2,000	2,563,993
Federal National Mortgage Association Discount Note 4.815%, 09/20/06	17,000	16,736,874
TOTAL AGENCY OBLIGATIONS		22,238,137
BONDS — (8.6%)
Bank of America Corp. 5.250%, 02/01/07	8,500	8,493,829
Citigroup, Inc. 5.000%, 03/06/07	1,000	996,823
General Electric Capital Corp. (e) 5.125%, 06/20/07	800	1,042,859
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	6,500	6,401,791
Pfizer, Inc. 2.500%, 03/15/07	4,875	4,769,988
(j) 0.800%, 03/18/08	500,000	4,435,848
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	2,000	1,640,593
TOTAL BONDS		27,781,731

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (15.8%)
Barton Capital Corp. 5.000%, 06/20/06	9,000	$8,976,012
Govco, Inc. 4.910%, 07/06/06	5,000	4,975,354
Nestle Capital Corp. 4.970%, 06/23/06	8,000	7,975,546
Nordea North America, Inc. 5.015%, 01/05/07	4,000	3,872,106
Queensland Treasury Corp. 4.280%, 07/12/06	8,500	8,451,258
Siemens Capital Corp. 4.910%, 06/22/06	9,500	9,472,291
Sigma Finance Corp. 5.040%, 08/09/06	1,500	1,485,245
Societe Generale North America 4.530%, 08/29/06	700	691,143
UBS Finance Delaware, Inc. 5.050%, 06/01/06	4,500	4,500,000
Windmill Funding Corp. 5.010%, 06/26/06	700	697,536
TOTAL COMMERCIAL PAPER		51,096,491
TOTAL — UNITED STATES		101,116,359
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,581,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,794,435) to be repurchased at $1,767,239	1,767	1,767,000
TOTAL INVESTMENTS — (100.0%) (Cost $314,913,411)		$323,284,150

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

THE U.S. SMALL XM VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (94.0%)
Consumer Discretionary — (17.4%)
*# Big Lots, Inc.	80,400	$1,304,088	0.7%
Borders Group, Inc.	54,200	1,125,192	0.6%
Dillards, Inc. Class A	45,014	1,225,281	0.6%
OfficeMax, Inc.	28,300	1,169,639	0.6%
Saks, Inc.	65,000	1,043,250	0.6%
Service Corp. International	143,900	1,149,761	0.6%
United Auto Group, Inc.	27,000	1,137,780	0.6%
Other Securities		26,824,706	14.0%
Total Consumer Discretionary		34,979,697	18.3%
Consumer Staples — (4.7%)
Corn Products International, Inc.	36,880	983,958	0.5%
Del Monte Foods Co.	99,800	1,181,632	0.6%
J. M. Smucker Co.	23,300	966,018	0.5%
*# Performance Food Group Co.	33,800	1,101,542	0.6%
Other Securities		5,278,685	2.8%
Total Consumer Staples		9,511,835	5.0%
Energy — (5.5%)
* Forest Oil Corp.	42,400	1,383,936	0.7%
* Hanover Compressor Co.	52,657	946,246	0.5%
Tidewater, Inc.	26,600	1,349,152	0.7%
Other Securities		7,441,844	3.9%
Total Energy		11,121,178	5.8%
Financials — (22.0%)
American Financial Group, Inc.	24,500	1,032,920	0.5%
American National Insurance Co.	10,400	1,206,920	0.6%
AmerUs Group Co.	19,300	1,122,102	0.6%
Downey Financial Corp.	13,900	946,590	0.5%
Hanover Insurance Group, Inc.	24,800	1,174,280	0.6%
IndyMac Bancorp, Inc.	32,100	1,473,390	0.8%
# Odyssey Re Holdings Corp.	40,320	987,034	0.5%
Ohio Casualty Corp.	31,789	949,537	0.5%
Reinsurance Group of America, Inc.	19,900	944,255	0.5%
Selective Insurance Group, Inc.	19,400	1,057,300	0.6%
South Financial Group, Inc.	37,300	1,035,075	0.5%
StanCorp Financial Group, Inc.	26,000	1,269,320	0.7%
Washington Federal, Inc.	43,464	997,064	0.5%
Webster Financial Corp.	26,800	1,299,532	0.7%
Wesco Financial Corp.	2,775	1,106,115	0.6%
Other Securities		27,649,644	14.4%
Total Financials		44,251,078	23.1%
Health Care — (2.3%)
Total Health Care		4,510,207	2.4%
Industrials — (15.7%)
# Alexander & Baldwin, Inc.	29,156	1,319,309	0.7%
* Corrections Corporation of America	19,800	1,012,770	0.5%
GATX Corp.	30,800	1,337,028	0.7%
* Kansas City Southern	47,400	1,257,522	0.7%
Laidlaw International, Inc.	40,100	1,010,520	0.5%
Ryder System, Inc.	19,300	1,042,779	0.5%
* Shaw Group, Inc.	45,700	1,217,448	0.6%

THE U.S. SMALL XM VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Swift Transportation Co., Inc.	36,600	$1,048,224	0.6%
Timken Co.	46,500	1,461,495	0.8%
* URS Corp.	25,000	1,059,750	0.6%
Other Securities		19,757,902	10.3%
Total Industrials		31,524,747	16.5%
Information Technology — (15.3%)
* 3Com Corp.	251,161	1,132,736	0.6%
AVX Corp.	80,500	1,317,785	0.7%
* Convergys Corp.	65,900	1,228,376	0.6%
* Tech Data Corp.	27,400	994,620	0.5%
* Vishay Intertechnology, Inc.	84,700	1,376,375	0.7%
Other Securities		24,712,672	13.0%
Total Information Technology		30,762,564	16.1%
Materials — (8.9%)
Albemarle Corp.	23,300	1,118,400	0.6%
Cytec Industries, Inc.	18,400	1,059,472	0.6%
Lubrizol Corp.	36,100	1,459,162	0.8%
RPM International, Inc.	58,900	1,097,307	0.6%
Steel Dynamics, Inc.	18,200	1,057,238	0.5%
Valhi, Inc.	52,700	1,316,973	0.7%
Other Securities		10,657,923	5.5%
Total Materials		17,766,475	9.3%
Real Estate Investment Trusts — (0.7%)
Total Real Estate Investment Trusts		1,392,296	0.7%
Telecommunication Services — (0.7%)
Total Telecommunication Services		1,482,555	0.8%
Utilities — (0.8%)
Total Utilities		1,572,240	0.8%
TOTAL COMMON STOCKS		188,874,872	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.0%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $4,420,000 FNMA 4.554%(r), 08/01/35, valued at $3,420,935) to be repurchased at $3,320,963	$3,320	3,320,499	1.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $12,595,858 FNMA 5.180%, 02/01/35, valued at $7,603,667) to be repurchased at $7,351,202	7,350	7,350,173	3.9%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,194,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,355,190) to be repurchased at $1,335,181	1,335	1,335,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS		12,005,672	6.3%
TOTAL INVESTMENTS — (100.0%) (Cost $184,278,890)		$200,880,544	105.1%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (18.7%)
*# Big Lots, Inc.	2,589,610	$42,003,474	0.5%
* Charming Shoppes, Inc.	3,302,940	36,794,752	0.4%
# Furniture Brands International, Inc.	1,913,836	41,185,751	0.5%
* Gaylord Entertainment Co.	1,185,385	51,943,571	0.6%
Group 1 Automotive, Inc.	827,800	50,305,406	0.6%
*# Payless ShoeSource, Inc.	1,590,400	42,431,872	0.5%
United Auto Group, Inc.	1,451,600	61,170,424	0.7%
Other Securities		1,358,957,511	16.2%
Total Consumer Discretionary		1,684,792,761	20.0%
Consumer Staples — (3.7%)
* Hain Celestial Group, Inc.	1,363,050	34,989,493	0.4%
Longs Drug Stores Corp.	1,027,500	47,306,100	0.6%
*# Performance Food Group Co.	1,179,735	38,447,564	0.5%
Other Securities		215,717,576	2.5%
Total Consumer Staples		336,460,733	4.0%
Energy — (5.6%)
*# Hanover Compressor Co.	3,500,624	62,906,213	0.8%
* SEACOR Holdings, Inc.	765,133	62,358,339	0.7%
* Stone Energy Corp.	1,011,411	50,418,838	0.6%
* Universal Compression Holdings, Inc.	1,121,884	65,203,898	0.8%
USEC, Inc.	3,116,702	37,587,426	0.4%
Other Securities		221,845,459	2.6%
Total Energy		500,320,173	5.9%
Financials — (15.4%)
* Argonaut Group, Inc.	1,125,690	34,626,224	0.4%
Delphi Financial Group, Inc. Class A	935,063	49,436,781	0.6%
# LandAmerica Financial Group, Inc.	632,212	42,307,627	0.5%
MAF Bancorp, Inc.	911,880	39,475,285	0.5%
Ohio Casualty Corp.	1,901,751	56,805,302	0.7%
*# Piper Jaffray Companies, Inc.	565,361	35,781,698	0.4%
Selective Insurance Group, Inc.	950,202	51,786,009	0.6%
The Phoenix Companies, Inc.	3,130,300	44,387,654	0.5%
UMB Financial Corp.	1,358,038	43,755,984	0.5%
Other Securities		993,978,865	11.8%
Total Financials		1,392,341,429	16.5%
Health Care — (4.1%)
*# Sunrise Senior Living, Inc.	1,197,700	40,110,973	0.5%
Other Securities		325,914,680	3.8%
Total Health Care		366,025,653	4.3%
Industrials — (18.8%)
* Alaska Air Group, Inc.	1,108,200	42,931,668	0.5%
Applied Industrial Technologies, Inc.	1,046,700	40,350,285	0.5%
*# Continental Airlines, Inc.	1,997,839	49,546,407	0.6%
* Dollar Thrifty Automotive Group, Inc.	910,300	41,400,444	0.5%
* EMCOR Group, Inc.	798,938	38,420,928	0.5%
* Esterline Technologies Corp.	1,004,093	41,177,854	0.5%
* Flowserve Corp.	1,358,728	72,257,155	0.9%
GATX Corp.	1,340,100	58,173,741	0.7%
IKON Office Solutions, Inc.	2,708,500	34,993,820	0.4%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Kansas City Southern	2,071,700	$54,962,201	0.7%
*# Quanta Services, Inc.	3,842,526	63,978,058	0.8%
Regal-Beloit Corp.	1,157,883	55,497,332	0.7%
* Shaw Group, Inc.	1,915,098	51,018,211	0.6%
# Trinity Industries, Inc.	1,334,350	83,183,379	1.0%
*# United Rentals, Inc.	1,755,101	57,181,191	0.7%
* URS Corp.	1,118,267	47,403,338	0.6%
Other Securities		863,741,722	9.9%
Total Industrials		1,696,217,734	20.1%
Information Technology — (14.8%)
Belden CDT, Inc.	1,507,627	47,987,767	0.6%
* Coherent, Inc.	1,136,108	37,412,036	0.5%
*# MPS Group, Inc.	3,608,200	54,267,328	0.7%
Other Securities		1,196,151,862	14.1%
Total Information Technology		1,335,818,993	15.9%
Materials — (9.5%)
# Carpenter Technology Corp.	669,762	74,879,392	0.9%
* Chaparral Steel Co.	777,712	47,774,848	0.6%
H.B. Fuller Co.	725,500	35,005,375	0.4%
Reliance Steel & Aluminum Co.	922,498	74,362,564	0.9%
Steel Dynamics, Inc.	793,107	46,071,586	0.6%
Other Securities		580,564,689	6.8%
Total Materials		858,658,454	10.2%
Other — (0.0%)
Total Other		38,754	0.0%
Real Estate Investment Trusts — (0.8%)
Longview Fibre Co.	1,748,440	44,655,158	0.6%
Other Securities		30,623,181	0.3%
Total Real Estate Investment Trusts		75,278,339	0.9%
Telecommunication Services — (1.2%)
Total Telecommunication Services		106,989,036	1.3%
Utilities — (0.3%)
Total Utilities		30,668,174	0.4%
TOTAL COMMON STOCKS		8,383,610,233	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		35,490	0.0%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (7.1%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $271,331,371 FHLMC, rates ranging from 5.00% to 7.50%, maturities ranging from 02/01/13 to 08/01/35 & FNMA, rates ranging from 4.00% to 8.50%, maturities ranging from 08/01/13 to 05/01/36, valued at $192,240,387) to be repurchased at $186,666,541	$186,640	$186,640,463	2.2%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $677,687,670 FHLMC 4.08%, 08/01/35 & FNMA, rates ranging from 4.50% to 6.00%, maturities ranging from 11/01/18 to 05/01/36, valued at $438,896,006) to be repurchased at $424,330,233	424,271	424,270,835	5.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $35,490,000 FHLMC Notes 4.00%, 09/22/09, valued at $34,469,663) to be repurchased at $33,964,594	33,960	33,960,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		644,871,298	7.7%
TOTAL INVESTMENTS — (100.0%) (Cost $7,338,745,805)		$9,028,517,021	107.2%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (14.8%)
* Aztar Corp.	99,500	$5,160,070	0.2%
* Big Lots, Inc.	317,500	5,149,850	0.2%
*# DeVry, Inc.	190,400	4,664,800	0.2%
* Guess?, Inc.	120,480	4,995,101	0.2%
* LIFE TIME FITNESS, Inc.	98,300	4,497,225	0.2%
*# Payless ShoeSource, Inc.	192,100	5,125,228	0.2%
*# Sotheby's Holdings, Inc. Class A	170,100	4,550,175	0.2%
* The Children's Place Retail Stores, Inc.	77,900	4,531,443	0.2%
The Men's Wearhouse, Inc.	141,000	4,775,670	0.2%
Other Securities		497,507,151	14.9%
Total Consumer Discretionary		540,956,713	16.7%
Consumer Staples — (3.1%)
Flowers Foods, Inc.	163,437	4,751,114	0.2%
* NBTY, Inc.	188,100	4,931,982	0.2%
Other Securities		104,367,240	3.1%
Total Consumer Staples		114,050,336	3.5%
Energy — (5.3%)
* Hanover Compressor Co.	253,300	4,551,801	0.1%
* Oceaneering International, Inc.	74,400	5,580,000	0.2%
* TETRA Technologies, Inc.	194,400	5,651,208	0.2%
* Universal Compression Holdings, Inc.	83,949	4,879,116	0.2%
* Veritas DGC, Inc.	97,100	4,586,033	0.2%
* W-H Energy Services, Inc.	82,100	4,625,514	0.2%
Other Securities		163,979,458	4.9%
Total Energy		193,853,130	6.0%
Financials — (12.0%)
Hancock Holding Co.	94,429	5,093,500	0.2%
* Investment Technology Group, Inc.	110,000	5,203,000	0.2%
Texas Regional Bancshares, Inc. Class A	147,601	4,662,716	0.2%
Other Securities		422,587,893	12.9%
Total Financials		437,547,109	13.5%
Health Care — (12.3%)
Diagnostic Products Corp.	82,800	4,779,216	0.2%
*# Healthways, Inc.	96,000	5,101,440	0.2%
*# Nektar Therapeutics	243,683	4,871,223	0.2%
*# OSI Pharmaceuticals, Inc.	164,799	4,716,547	0.2%
Perrigo Co.	272,747	4,587,605	0.2%
* Ventana Medical Systems, Inc.	101,142	4,800,199	0.2%
Other Securities		422,224,463	12.7%
Total Health Care		451,080,693	13.9%
Industrials — (14.1%)
Acuity Brands, Inc.	120,700	4,815,930	0.2%
* Aviall, Inc.	98,800	4,658,420	0.2%
* Continental Airlines, Inc.	200,200	4,964,960	0.2%
* Corrections Corporation of America	93,200	4,767,180	0.2%
* EGL, Inc.	136,514	6,152,686	0.2%
Florida East Coast Industries, Inc.	89,200	4,942,572	0.2%
* General Cable Corp.	141,300	4,558,338	0.2%
* Genlyte Group, Inc.	65,645	4,580,708	0.2%
IKON Office Solutions, Inc.	371,160	4,795,387	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Quanta Services, Inc.	308,500	$5,136,525	0.2%
* Shaw Group, Inc.	175,287	4,669,646	0.2%
Wabtec Corp.	133,200	4,658,004	0.2%
Other Securities		457,711,479	13.5%
Total Industrials		516,411,835	15.9%
Information Technology — (18.6%)
* Ansys, Inc.	89,488	4,513,775	0.2%
* Anteon International Corp.	94,700	5,210,394	0.2%
*# aQuantive, Inc.	189,125	4,688,409	0.2%
* CommScope, Inc.	154,000	4,501,420	0.2%
*# Gartner Group, Inc.	333,300	5,216,145	0.2%
* Interdigital Communications Corp.	159,600	4,524,660	0.2%
* Seagate Technology	245,088	5,722,805	0.2%
Other Securities		648,182,313	19.6%
Total Information Technology		682,559,921	21.0%
Materials — (4.5%)
* Hercules, Inc.	315,700	4,883,879	0.2%
* Oregon Steel Mills, Inc.	99,800	4,683,614	0.1%
Steel Dynamics, Inc.	103,975	6,039,908	0.2%
Other Securities		147,928,253	4.5%
Total Materials		163,535,654	5.0%
Other — (0.0%)
Total Other		5,972	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		14,938,370	0.5%
Telecommunication Services — (1.2%)
* SBA Communications Corp.	198,113	4,534,807	0.2%
Other Securities		38,506,196	1.1%
Total Telecommunication Services		43,041,003	1.3%
Utilities — (2.2%)
* Aquila, Inc.	1,082,900	4,667,299	0.1%
Other Securities		74,890,269	2.4%
Total Utilities		79,557,568	2.5%
TOTAL COMMON STOCKS		3,237,538,304	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,844	0.0%

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (11.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $343,267,000 FNMA, rates ranging from 5.237%(r) to 7.297%(r), maturities ranging from 04/01/34 to 12/01/35, valued at $129,026,830) to be repurchased at $125,282,164	$125,265	$125,264,662	3.8%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $741,793,434 FNMA, rates ranging from 4.50% to 5.50%, maturities ranging from 08/01/20 to 11/01/42, valued at $295,351,747) to be repurchased at $285,558,543	285,519	285,518,570	8.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $8,044,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,129,940) to be repurchased at $8,995,217	8,994	8,994,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		419,777,232	12.9%
TOTAL INVESTMENTS —(100.0%) (Cost $3,198,536,261)		$3,657,317,380	112.7%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.7%)
Consumer Discretionary — (13.6%)
Christopher & Banks Corp.	314,500	$8,472,630	0.2%
Stage Stores, Inc.	211,716	6,891,356	0.2%
Other Securities		656,978,304	14.7%
Total Consumer Discretionary		672,342,290	15.1%
Consumer Staples — (3.0%)
Total Consumer Staples		149,793,999	3.4%
Energy — (3.9%)
* Atlas America, Inc.	147,416	6,722,170	0.2%
* Harvest Natural Resources, Inc.	487,800	6,736,518	0.2%
*# Input/Output, Inc.	701,700	6,778,422	0.2%
* Parallel Petroleum Corp.	301,786	7,297,185	0.2%
Other Securities		164,750,445	3.5%
Total Energy		192,284,740	4.3%
Financials — (12.9%)
Cash America International, Inc.	235,440	7,244,489	0.2%
Infinity Property & Casualty Corp.	159,371	6,792,392	0.2%
* Portfolio Recovery Associates, Inc.	138,728	6,835,129	0.2%
Sterling Bancshares, Inc.	394,957	6,749,815	0.2%
Other Securities		608,426,981	13.5%
Total Financials		636,048,806	14.3%
Health Care — (14.6%)
* American Retirement Corp.	243,341	7,838,014	0.2%
Analogic Corp.	119,909	6,850,401	0.2%
*# BioMarin Pharmaceutical, Inc.	516,231	6,705,841	0.2%
* Digene Corp.	190,663	7,126,983	0.2%
* DJ Orthopedics, Inc.	190,200	7,294,170	0.2%
* Exelixis, Inc.	612,673	6,647,502	0.2%
* Illumina, Inc.	277,770	7,591,454	0.2%
* Lifecell Corp.	289,385	7,813,395	0.2%
* Palomar Medical Technologies, Inc.	150,071	6,697,669	0.2%
* Parexel International Corp.	233,706	6,707,362	0.2%
* Serologicals Corp.	235,506	7,340,722	0.2%
* Ventiv Health, Inc.	243,217	7,184,630	0.2%
Other Securities		632,791,136	13.7%
Total Health Care		718,589,279	16.1%
Industrials — (14.0%)
Badger Meter, Inc.	129,000	7,120,800	0.2%
* Cenveo, Inc.	452,800	8,580,560	0.2%
*# Encore Wire Corp.	219,225	8,372,203	0.2%
* Griffon Corp.	264,650	7,182,601	0.2%
* Middleby Corp.	97,100	8,673,943	0.2%
* Mobile Mini, Inc.	219,382	6,877,626	0.2%
* NCO Group, Inc.	283,114	7,448,729	0.2%
* Orbital Sciences Corp.	487,000	7,300,130	0.2%
Raven Industries, Inc.	356,440	11,252,811	0.3%
Other Securities		620,682,557	13.7%
Total Industrials		693,491,960	15.6%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (20.8%)
Black Box Corp.	133,230	$6,881,330	0.2%
Daktronics, Inc.	171,400	8,163,782	0.2%
* DSP Group, Inc.	253,227	6,657,338	0.2%
*# FEI Co.	297,432	6,959,909	0.2%
Gevity HR, Inc.	245,268	6,654,121	0.2%
*# Lexar Media, Inc.	713,656	6,729,776	0.2%
* Littlefuse, Inc.	194,198	6,802,756	0.2%
MTS Systems Corp.	188,648	7,876,054	0.2%
* NETGEAR, Inc.	292,137	6,838,927	0.2%
* Opsware, Inc.	874,228	6,836,463	0.2%
* Rofin-Sinar Technologies, Inc.	132,600	7,234,656	0.2%
Other Securities		950,822,027	20.9%
Total Information Technology		1,028,457,139	23.1%
Materials — (4.0%)
AMCOL International Corp.	259,000	7,000,770	0.2%
Arch Chemicals, Inc.	209,149	7,267,928	0.2%
# Gibraltar Industries, Inc.	249,490	6,948,297	0.2%
Metal Management, Inc.	223,697	7,021,849	0.2%
NewMarket Corp.	150,200	7,269,680	0.2%
*# OM Group, Inc.	252,700	8,005,536	0.2%
Other Securities		153,299,250	3.2%
Total Materials		196,813,310	4.4%
Other — (0.0%)
Total Other		17,877	0.0%
Real Estate Investment Trusts — (0.3%)
Total Real Estate Investment Trusts		12,709,893	0.3%
Telecommunication Services — (1.2%)
*# Broadwing Corp.	592,215	6,751,251	0.2%
Other Securities		53,005,141	1.1%
Total Telecommunication Services		59,756,392	1.3%
Utilities — (1.4%)
UIL Holdings Corp.	127,561	7,045,194	0.2%
Other Securities		62,798,933	1.4%
Total Utilities		69,844,127	1.6%
TOTAL COMMON STOCKS		4,430,149,812	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,793	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (10.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $170,070,000 FNMA 7.292%(r), 12/01/35, valued at $147,705,520) to be repurchased at $143,421,147	$143,401	143,401,111	3.3%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $352,338,086 FNMA, rates ranging from 4.50% to 6.075%, maturities ranging from 01/01/21 to 04/01/36, valued at $346,364,460) to be repurchased at $334,734,339	334,687	334,687,483	7.5%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $29,287,000 FHLMC Notes 4.00%, 09/22/09, valued at $33,240,745) to be repurchased at $32,753,430	32,749	32,749,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS		510,837,594	11.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,134,432,184)		$4,940,996,199	111.0%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.9%)
Consumer Discretionary — (17.3%)
Exedy Corp.	129,400	$4,370,221	0.3%
Gigas K's Denki Corp.	119,572	3,421,181	0.3%
Joint Corp.	107,200	3,265,879	0.2%
Nishimatsuya Chain Co., Ltd.	179,400	3,349,578	0.2%
Nissin Kogyo Co., Ltd.	175,200	3,171,786	0.2%
PanaHome Corp.	434,000	3,751,573	0.3%
# Paris Miki, Inc.	150,900	3,282,027	0.2%
# Right On Co., Ltd.	82,225	3,276,622	0.2%
Tokyo Dome Corp.	551,000	3,477,188	0.3%
# Yoshinoya D&C Co., Ltd.	1,834	3,566,085	0.3%
# Zensho Co., Ltd.	139,000	3,907,581	0.3%
Other Securities		276,722,829	19.6%
Total Consumer Discretionary		315,562,550	22.4%
Consumer Staples — (8.0%)
Aderans Co., Ltd.	121,950	3,384,751	0.2%
Heiwado Co., Ltd.	164,000	3,299,403	0.2%
# Kagome Co., Ltd.	259,700	3,356,708	0.2%
Katokichi Co., Ltd.	475,200	4,213,129	0.3%
Kirin Beverage Corp.	106,900	3,172,327	0.2%
Nippon Suisan Kaisha, Ltd.	723,000	3,651,471	0.3%
The Nisshin Oillio Group, Ltd.	445,000	3,309,669	0.2%
Other Securities		122,690,005	8.9%
Total Consumer Staples		147,077,463	10.5%
Energy — (0.8%)
Total Energy		13,993,133	1.0%
Financials — (7.4%)
Daibiru Corp.	288,000	3,236,042	0.2%
Other Securities		132,284,742	9.4%
Total Financials		135,520,784	9.6%
Health Care — (2.9%)
Kissei Pharmaceutical Co., Ltd.	176,000	3,221,292	0.2%
Miraca Holdings, Inc.	145,000	3,854,790	0.3%
Nipro Corp.	171,000	3,200,351	0.2%
# Rohto Pharmaceutical Co., Ltd.	298,000	3,318,748	0.2%
Other Securities		39,293,008	2.9%
Total Health Care		52,888,189	3.8%
Industrials — (21.4%)
Amano Corp.	211,000	3,312,484	0.2%
Central Glass Co., Ltd.	617,000	3,638,508	0.3%
Hitachi Transport System, Ltd.	323,000	3,161,490	0.2%
JFE Shoji Holdings, Inc.	665,000	3,365,072	0.2%
Makino Milling Machine Co., Ltd.	298,000	3,647,460	0.3%
Meitec Corp.	104,100	3,289,883	0.2%
Nachi-Fujikoshi Corp.	604,000	3,406,313	0.3%
# Nishimatsu Construction Co., Ltd.	816,000	3,251,985	0.2%
Nissha Printing Co., Ltd.	82,000	3,215,310	0.2%
# Okamura Corp.	326,000	3,368,984	0.2%
Okumura Corp.	604,000	3,365,733	0.2%
Ryobi, Ltd.	479,000	3,398,465	0.2%
UFJ Central Leasing Co., Ltd.	62,000	3,545,397	0.3%
# Union Tool Co.	58,800	3,376,236	0.2%
Other Securities		344,157,625	24.6%
Total Industrials		391,500,945	27.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.3%)
Fuji Soft ABC, Inc.	106,000	$3,443,413	0.2%
Hitachi Kokusai Electric, Inc.	267,000	3,203,221	0.2%
Horiba, Ltd.	103,000	3,349,991	0.2%
Nichicon Corp.	260,200	3,266,659	0.2%
Other Securities		155,754,683	11.2%
Total Information Technology		169,017,967	12.0%
Materials — (8.2%)
# Daio Paper Corp.	331,000	3,349,188	0.2%
# Nihon Parkerizing Co., Ltd.	192,000	3,291,346	0.2%
Nippon Paint Co., Ltd.	711,000	3,342,483	0.2%
NOF Corp.	548,000	3,168,442	0.2%
Pacific Metals Co., Ltd.	538,000	3,181,353	0.2%
Shin-Etsu Polymer Co., Ltd.	212,000	3,235,486	0.2%
#* Toho Rayon Co., Ltd.	410,000	3,361,628	0.2%
# Tokai Carbon Co., Ltd.	557,000	3,403,629	0.2%
Yamato Kogyo Co., Ltd.	160,000	3,544,490	0.3%
Other Securities		119,327,455	8.7%
Total Materials		149,205,500	10.6%
Other — (0.0%)
Total Other		314,654	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,787,548	0.2%
Utilities — (0.5%)
Total Utilities		9,108,122	0.7%
TOTAL COMMON STOCKS		1,386,976,855	98.6%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $132,096,000 U.S. Treasury Bill 4.945%(y), 10/05/06; U.S. Treasury Bond 9.875%, 11/15/15; & U.S. Treasury Note 4.000%, 02/15/15, valued at $148,959,041) to be repurchased at $146,057,659	$146,038	146,037,782	10.4%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $527,322,814 U.S. STRIPS, rates ranging from 0% to 11.750%, maturities ranging from 08/15/08 to 08/15/22, valued at $290,700,555) to be repurchased at $285,038,950	285,000	285,000,000	20.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,393,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,391,055) to be repurchased at $8,267,118	8,266	8,266,000	0.6%
TOTAL TEMPORARY CASH INVESTMENTS		439,303,782	31.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,621,711,062)		$1,826,280,637	129.8%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (42.0%)
COMMON STOCKS — (41.9%)
ABB Grain, Ltd.	478,833	$2,590,536	0.5%
# Adelaide Bank, Ltd.	385,522	3,609,086	0.7%
Adelaide Brighton, Ltd.	1,891,665	3,576,398	0.6%
#* Austar United Communications, Ltd.	4,130,450	3,701,376	0.7%
# Australian Pipeline Trust	954,035	2,930,362	0.5%
#* Australian Worldwide Exploration, Ltd.	1,504,187	3,388,603	0.6%
# Bank of Queensland, Ltd.	322,009	3,349,132	0.6%
# Bendigo Bank, Ltd.	373,075	3,565,312	0.6%
# Centennial Coal, Ltd.	1,049,686	2,636,228	0.5%
# Coates Hire, Ltd.	853,737	3,943,396	0.7%
# Corporate Express Australia, Ltd.	608,493	2,868,031	0.5%
# Excel Coal, Ltd.	703,810	3,991,995	0.7%
FKP, Ltd.	666,816	2,789,082	0.5%
Flight Centre, Ltd.	328,031	2,445,469	0.4%
* Fortescue Metals Group, Ltd.	700,670	3,918,523	0.7%
# Futuris Corp., Ltd.	2,317,525	3,844,210	0.7%
# Great Southern Plantations, Ltd.	1,056,655	3,041,123	0.6%
# Gunns, Ltd.	1,153,555	2,594,821	0.5%
# GWA International, Ltd.	965,666	2,367,909	0.4%
#* Hardman Resources, Ltd.	2,238,098	2,875,552	0.5%
# Healthscope, Ltd.	804,302	2,646,325	0.5%
Incitec Pivot, Ltd.	199,199	3,301,662	0.6%
# Jones (David), Ltd.	1,489,968	3,139,480	0.6%
# Jubilee Mines NL	445,846	2,427,806	0.4%
Minara Resources, Ltd.	1,528,496	2,588,990	0.5%
New Hope Corp., Ltd.	2,558,257	2,561,292	0.5%
Pacific Brands, Ltd.	1,785,566	2,843,011	0.5%
Paperlinx, Ltd.	1,521,480	3,509,813	0.6%
Primary Health Care, Ltd.	415,200	3,663,091	0.7%
Ramsay Health Care, Ltd.	430,216	3,243,831	0.6%
Reece Australia, Ltd.	251,463	2,906,714	0.5%
Rural Press, Ltd.	402,729	3,260,650	0.6%
SFE Corp., Ltd.	334,655	3,941,571	0.7%
Smorgon Steel Group, Ltd.	2,984,722	2,991,791	0.5%
# Spotless Group, Ltd.	748,705	2,747,571	0.5%
# Ten Network Holdings, Ltd.	1,354,002	3,033,145	0.6%
# Timbercorp, Ltd.	954,660	2,675,939	0.5%
# Transfield Services, Ltd.	563,353	3,104,919	0.6%
# United Group, Ltd.	393,438	3,949,400	0.7%
Other Securities		169,874,008	30.2%
TOTAL COMMON STOCKS		292,438,153	52.4%
PREFERRED STOCKS — (0.1%)
Other Securities		481,838	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		85,509	0.0%
TOTAL — AUSTRALIA		293,005,500	52.5%
HONG KONG — (24.2%)
COMMON STOCKS — (24.2%)
Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,439,297	0.4%
# COFCO International, Ltd.	4,150,000	2,392,119	0.4%
First Pacific Co., Ltd.	6,992,000	2,864,864	0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Guangzhou Investment Co., Ltd.	15,476,000	$2,644,550	0.5%
# Li Ning Co., Ltd.	2,430,000	2,451,930	0.5%
Prime Success International Group, Ltd.	4,008,000	2,655,719	0.5%
Vtech Holdings, Ltd.	573,000	2,537,766	0.5%
Other Securities		150,890,783	27.0%
TOTAL COMMON STOCKS		168,877,028	30.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		83,584	0.0%
TOTAL — HONG KONG		168,960,612	30.3%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,553	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
New Zealand Refining Co., Ltd.	627,490	2,675,420	0.5%
Waste Management NZ, Ltd.	430,471	2,364,393	0.4%
Other Securities		18,655,422	3.4%
TOTAL COMMON STOCKS		23,695,235	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		30,676	0.0%
TOTAL — NEW ZEALAND		23,725,911	4.3%
SINGAPORE — (9.3%)
COMMON STOCKS — (9.3%)
Jaya Holdings, Ltd.	2,733,000	2,393,007	0.4%
Labroy Marine, Ltd.	3,343,000	2,614,655	0.5%
Other Securities		60,078,275	10.8%
TOTAL COMMON STOCKS		65,085,937	11.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,102	0.0%
TOTAL — SINGAPORE		65,123,039	11.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (21.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $62,611,000 U.S. Treasury Notes, rates ranging from 2.25% to 4.00%, maturities ranging from 08/31/06 to 03/15/10, valued at $62,275,559) to be repurchased at $61,061,998	$61,054	61,053,688	11.0%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $163,482,881 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/07 to 08/15/26, valued at $86,700,675) to be repurchased at $85,011,617	85,000	85,000,000	15.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,156,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,312,060) to be repurchased at $1,292,175	1,292	1,292,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		147,345,688	26.4%
TOTAL INVESTMENTS — (100.0%) (Cost $636,898,240)		$698,164,303	125.2%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.3%)
Consumer Discretionary — (20.2%)
Bellway P.L.C.	356,982	$7,531,518	0.8%
Bovis Homes Group P.L.C.	421,757	6,474,478	0.7%
First Choice Holidays P.L.C.	1,544,051	6,213,297	0.7%
Greene King P.L.C.	522,707	7,400,854	0.8%
* MyTravel Group P.L.C.	1,359,540	6,053,094	0.7%
Smith (WH) P.L.C.	635,227	5,194,561	0.6%
Taylor Nelson Sofres P.L.C.	1,507,323	6,637,528	0.7%
Other Securities		138,282,383	15.3%
Total Consumer Discretionary		183,787,713	20.3%
Consumer Staples — (4.4%)
Wolverhampton & Dudley Breweries P.L.C.	273,138	6,447,688	0.7%
Other Securities		33,345,299	3.7%
Total Consumer Staples		39,792,987	4.4%
Energy — (6.4%)
Burren Energy P.L.C.	421,226	6,408,906	0.7%
* Premier Oil P.L.C.	288,909	5,293,953	0.6%
* Soco International P.L.C.	273,929	6,408,988	0.7%
* Venture Production P.L.C.	434,519	5,440,618	0.6%
Wood Group (John) P.L.C.	1,504,358	6,605,897	0.7%
Other Securities		28,348,605	3.2%
Total Energy		58,506,967	6.5%
Financials — (18.6%)
Aberdeen Asset Management P.L.C.	2,149,614	6,634,867	0.7%
Brixton P.L.C.	952,536	8,577,563	0.9%
Collins Stewart Tullett P.L.C.	407,502	5,478,915	0.6%
Countrywide P.L.C.	617,070	5,551,023	0.6%
Derwent Valley Holdings P.L.C.	224,683	6,176,223	0.7%
Great Portland Estates P.L.C.	722,131	6,321,423	0.7%
* Henderson Group P.L.C.	3,637,354	5,237,801	0.6%
Hiscox P.L.C.	1,606,168	6,408,416	0.7%
London Merchant Securities P.L.C.	1,425,531	6,688,631	0.7%
Shaftesbury P.L.C.	572,839	5,302,244	0.6%
Other Securities		106,837,116	11.8%
Total Financials		169,214,222	18.6%
Health Care — (3.3%)
Total Health Care		29,702,127	3.3%
Industrials — (30.8%)
Arriva P.L.C.	505,679	5,098,412	0.6%
Ashtead Group P.L.C.	1,337,718	5,007,553	0.6%
Atkins (WS) P.L.C.	351,983	5,392,679	0.6%
Bodycote International P.L.C.	1,165,044	5,789,794	0.6%
Carillion P.L.C.	935,595	5,313,613	0.6%
* Charter P.L.C.	561,590	8,612,173	0.9%
Cookson Group P.L.C.	669,750	6,244,020	0.7%
Davis Service Group P.L.C.	601,460	5,018,370	0.6%
De La Rue P.L.C.	591,314	5,804,181	0.6%
* easyJet P.L.C.	1,032,000	6,733,672	0.7%
Enodis P.L.C.	1,616,238	5,661,206	0.6%
Forth Ports P.L.C.	158,722	4,997,332	0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Go-Ahead Group P.L.C.	162,870	$5,166,664	0.6%
Homeserve P.L.C.	220,422	6,631,147	0.7%
* Invensys P.L.C.	19,290,739	8,399,478	0.9%
Michael Page International P.L.C.	1,200,784	8,894,407	1.0%
Morgan Crucible Company P.L.C.	1,125,473	5,178,925	0.6%
* Regus Group P.L.C.	3,366,539	7,061,707	0.8%
SIG P.L.C.	445,720	7,035,216	0.8%
VT Group P.L.C.	636,999	5,650,114	0.6%
Weir Group P.L.C.	714,505	5,883,905	0.6%
Other Securities		150,052,080	16.5%
Total Industrials		279,626,648	30.8%
Information Technology — (10.1%)
Electrocomponents P.L.C.	1,147,422	5,448,900	0.6%
Halma P.L.C.	1,554,692	5,348,729	0.6%
Laird Group P.L.C.	685,436	5,176,198	0.6%
Misys P.L.C.	1,567,012	5,272,681	0.6%
Spectris P.L.C.	508,179	5,609,377	0.6%
Other Securities		64,697,441	7.1%
Total Information Technology		91,553,326	10.1%
Materials — (3.7%)
Total Materials		33,138,751	3.7%
Other — (0.0%)
Total Other		53,074	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		8,365,563	0.9%
Utilities — (0.9%)
Viridian Group P.L.C.	385,527	6,646,672	0.7%
Other Securities		1,868,682	0.2%
Total Utilities		8,515,354	0.9%
TOTAL COMMON STOCKS		902,256,732	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,359	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $18,433,226 U.S. STRIPS 0.0%, 05/15/27, valued at $6,053,287) to be repurchased at $5,935,403	$5,935	5,934,595	0.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $67,000 FHLMC Notes 4.00%, 09/22/09, valued at $76,045) to be repurchased at $74,010	74	74,000	0.0%
TOTAL TEMPORARY CASH INVESTMENTS		6,008,595	0.7%
TOTAL INVESTMENTS — (100.0%) (Cost $670,751,601)		$908,313,686	100.2%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
# Boehler-Uddeholm AG	26,152	$5,441,222	0.4%
Other Securities		32,222,981	2.1%
TOTAL — AUSTRIA		37,664,203	2.5%
BELGIUM — (2.8%)
COMMON STOCKS — (2.8%)
# Ackermans & Van Haaren SA	74,360	5,440,510	0.4%
Other Securities		49,566,158	3.3%
TOTAL — BELGIUM		55,006,668	3.7%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		55,963,449	3.7%
FINLAND — (4.1%)
COMMON STOCKS — (4.1%)
# Amer Sports Oyj Series A	257,810	5,312,051	0.4%
# Huhtamaki Oyj	298,450	5,349,999	0.4%
# KCI Konecranes Oyj	255,800	5,222,957	0.4%
Uponor Oyj Series A	192,000	5,562,504	0.4%
Other Securities		60,320,226	3.9%
TOTAL — FINLAND		81,767,737	5.5%
FRANCE — (9.6%)
COMMON STOCKS — (9.6%)
* Compagnie Generale de Geophysique SA	37,105	6,356,490	0.4%
# Fimalac SA	111,143	9,452,681	0.6%
# Nexans SA	64,840	5,020,998	0.3%
# SCOR SA	2,575,766	6,113,918	0.4%
# Somfy SA	22,900	5,489,044	0.4%
Other Securities		158,375,611	10.6%
TOTAL COMMON STOCKS		190,808,742	12.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,896	0.0%
TOTAL — FRANCE		190,817,638	12.7%
GERMANY — (9.0%)
COMMON STOCKS — (9.0%)
# Bilfinger Berger AG	111,099	6,798,592	0.5%
Douglas Holding AG	105,237	4,786,238	0.3%
K&S AG	55,500	4,647,152	0.3%
*# QIAGEN NV	388,783	5,484,895	0.4%
# Stada Arzneimittel AG	164,610	6,611,469	0.5%
*# United Internet AG	92,804	5,217,328	0.4%
Other Securities		146,879,892	9.6%
TOTAL COMMON STOCKS		180,425,566	12.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,373	0.0%
TOTAL — GERMANY		180,431,939	12.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (3.7%)
COMMON STOCKS — (3.7%)
Bank of Greece	43,172	$5,472,159	0.4%
Other Securities		68,418,742	4.5%
TOTAL COMMON STOCKS		73,890,901	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		19,393	0.0%
TOTAL — GREECE		73,910,294	4.9%
IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
DCC P.L.C.	292,359	6,867,871	0.5%
* Dragon Oil P.L.C.	1,510,561	5,454,417	0.4%
FBD Holdings P.L.C.	132,521	6,092,892	0.4%
IAWS Group P.L.C.	368,887	6,577,198	0.4%
Other Securities		26,892,021	1.8%
TOTAL — IRELAND		51,884,399	3.5%
ITALY — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		114,604,521	7.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aalberts Industries NV	73,378	5,443,918	0.4%
*# Hagemeyer NV	1,576,607	7,790,801	0.5%
Koninklijke Bam Groep NV	264,205	5,637,401	0.4%
# Nutreco Holding NV	97,165	5,882,820	0.4%
Stork NV	86,944	4,753,027	0.3%
United Services Group NV	69,746	5,412,976	0.4%
Other Securities		85,013,910	5.6%
TOTAL — NETHERLANDS		119,934,853	8.0%
NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
# Prosafe ASA	88,380	5,068,717	0.3%
*# Tandberg Television ASA	253,830	4,617,214	0.3%
* Tgs-Nopec Geophysical Co. ASA	79,110	6,175,680	0.4%
# Tomra Systems ASA	616,328	5,819,032	0.4%
Other Securities		51,722,527	3.5%
TOTAL — NORWAY		73,403,170	4.9%
PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		16,762,270	1.1%
SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		68,152,275	4.6%
SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
* Capio AB, Goethenburg	258,500	4,743,000	0.3%
Elekta AB Series B	317,200	5,058,785	0.3%
JM AB	78,000	5,342,644	0.4%
# Meda AB Series A	255,575	4,827,820	0.3%
# Nobia AB	144,500	4,705,147	0.3%
Other Securities		102,942,075	6.9%
TOTAL COMMON STOCKS		127,619,471	8.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$86,870	0.0%
TOTAL — SWEDEN		127,706,341	8.5%
SWITZERLAND — (12.1%)
COMMON STOCKS — (12.1%)
* Actelion, Ltd.	51,203	5,967,198	0.4%
Bank Sarasin & Cie Series B	1,778	4,755,924	0.3%
Converium Holding AG	546,150	6,507,164	0.4%
* Fischer (Georg) AG	11,518	5,215,884	0.4%
Kuoni Reisen Holding AG	13,794	7,551,819	0.5%
Lonza Group AG	116,082	7,933,657	0.5%
Phonak Holding AG	133,842	7,697,809	0.5%
* PSP Swiss Property AG	148,025	7,597,240	0.5%
Rieters Holdings AG	14,862	5,818,454	0.4%
* Sika AG	8,623	9,708,361	0.7%
Sulzer AG	14,002	10,058,354	0.7%
*# Unaxis Holding AG	27,910	7,862,349	0.5%
Valiant Holding AG	60,231	6,526,965	0.4%
Other Securities		148,015,731	9.9%
TOTAL COMMON STOCKS		241,216,909	16.1%
PREFERRED STOCKS — (0.0%)
Other Securities		945,732	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,204	0.0%
TOTAL — SWITZERLAND		242,176,845	16.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $283,910,000 U.S. Treasury Notes, rates ranging from 3.375% to 5.500%, maturities ranging from 02/15/08 to 11/15/13, valued at $279,736,746) to be repurchased at $274,288,139	$274,251	274,250,810	18.3%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $104,331,953 FHLMC 4.125%, 10/18/10; & FNMA 5.125%, 01/02/14, valued at $102,014,195) to be repurchased at $100,013,917	100,000	100,000,000	6.7%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $242,478,000 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 02/15/31; & U.S. Treasury Bond 7.25%, 05/15/16, valued at $132,600,869) to be repurchased at $130,017,767	130,000	130,000,000	8.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,063,495) to be repurchased at $1,047,142	1,047	1,047,000	0.1%
TOTAL TEMPORARY CASH INVESTMENTS		505,297,810	33.8%
TOTAL INVESTMENTS - (100.0%) (Cost $1,473,811,135)		$1,995,484,412	133.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$10,203,205	0.5%
BRAZIL — (11.4%)
COMMON STOCKS — (1.4%)
Other Securities		28,850,181	1.4%
PREFERRED STOCKS — (10.0%)
Banci Itau Holding Financeira SA	868,000	22,896,432	1.1%
Banco Bradesco SA	802,158	24,448,041	1.2%
Companhia Vale do Rio Doce Series A	1,853,760	35,680,371	1.7%
Gerdau SA	697,734	9,878,405	0.5%
Investimentos Itau SA	3,300,893	12,546,962	0.6%
Telecomunicacoes de Sao Paulo SA	621,100	11,710,253	0.6%
Other Securities		93,360,284	4.3%
TOTAL PREFERRED STOCKS		210,520,748	10.0%
TOTAL — BRAZIL		239,370,929	11.4%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Chile SA Sponsored ADR	295,998	12,002,719	0.6%
Empresa Nacional de Electricidad SA ADR	514,018	13,893,907	0.7%
Other Securities		29,981,108	1.4%
TOTAL — CHILE		55,877,734	2.7%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	12,053,984	0.6%
Other Securities		10,230,692	0.5%
TOTAL — CZECH REPUBLIC		22,284,676	1.1%
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
MOL Magyar Olaj- es Gazipari RT	168,429	17,251,235	0.8%
OTP Bank RT	386,220	12,847,890	0.6%
Other Securities		16,015,983	0.8%
TOTAL — HUNGARY		46,115,108	2.2%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Hindustan Lever, Ltd.	2,697,394	13,611,794	0.7%
Infosys Technologies, Ltd.	312,438	19,659,302	0.9%
ITC, Ltd.	3,899,423	13,899,511	0.7%
* Reliance Communication Ventures, Ltd.	1,721,955	9,955,023	0.5%
* Reliance Industries, Ltd.	1,721,955	35,447,787	1.7%
Tata Consultancy Services, Ltd.	252,326	9,716,899	0.5%
Other Securities		131,901,224	6.1%
TOTAL — INDIA		234,191,540	11.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Telekomunikasi Indonesia Tbk	37,153,640	$28,563,541	1.4%
Other Securities		31,918,262	1.5%
TOTAL COMMON STOCKS		60,481,803	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,016	0.0%
TOTAL — INDONESIA		60,482,819	2.9%
ISRAEL — (5.0%)
COMMON STOCKS — (5.0%)
Bank Hapoalim B.M.	2,309,640	10,739,361	0.5%
Bank Leumi Le-Israel	2,802,069	10,511,698	0.5%
Israel Chemicals, Ltd.	2,410,526	10,237,606	0.5%
Teva Pharmaceutical Industries, Ltd.	313,280	11,510,157	0.6%
Teva Pharmaceutical Industries, Ltd. ADR	740,586	26,964,736	1.3%
Other Securities		35,612,392	1.6%
TOTAL — ISRAEL		105,575,950	5.0%
MALAYSIA — (5.0%)
COMMON STOCKS — (5.0%)
Tenaga Nasional Berhad	4,578,500	11,483,262	0.6%
Other Securities		92,785,173	4.4%
TOTAL — MALAYSIA		104,268,435	5.0%
MEXICO — (11.4%)
COMMON STOCKS — (11.4%)
America Movil S.A. de C.V. ADR	350,230	11,438,512	0.5%
America Movil S.A. de C.V. Series L	29,043,100	47,368,187	2.3%
* America Telecom S.A. de C.V. Series A	5,129,240	28,940,436	1.4%
Cementos de Mexico S.A. de C.V. Series B	2,030,410	11,533,044	0.6%
Cemex S.A. de C.V. ADR	237,500	13,530,375	0.6%
Telefonos de Mexico S.A. de C.V.	12,016,800	11,801,741	0.6%
Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	30,396,797	1.5%
Other Securities		82,839,138	3.8%
TOTAL — MEXICO		237,848,230	11.3%
PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		37,808,576	1.8%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		42,782,800	2.0%
SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
Anglo American Platinum Corp., Ltd.	356,886	31,545,519	1.5%
Anglogold, Ltd.	402,684	18,549,227	0.9%
FirstRand, Ltd.	7,981,316	21,056,053	1.0%
Impala Platinum Holdings, Ltd.	65,883	11,084,500	0.5%
MTN Group, Ltd.	1,873,381	15,490,592	0.7%
Standard Bank Group, Ltd.	1,390,592	16,132,405	0.8%
Telkom South Africa, Ltd.	879,553	18,703,587	0.9%
Other Securities		111,294,441	5.3%
TOTAL — SOUTH AFRICA		243,856,324	11.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank	161,175	$13,041,055	0.6%
Korea Electric Power Corp.	495,290	20,345,035	1.0%
POSCO	46,060	11,987,075	0.6%
Samsung Electronics Co., Ltd.	77,768	50,042,458	2.4%
SK Telecom Co., Ltd.	56,085	13,293,972	0.6%
Other Securities		148,624,216	7.0%
TOTAL — SOUTH KOREA		257,333,811	12.2%
TAIWAN — (12.5%)
COMMON STOCKS — (12.5%)
Cathay Financial Holdings Co., Ltd.	8,064,529	17,652,914	0.8%
Hon Hai Precision Industry Co., Ltd.	3,195,839	20,488,437	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,830,278	1.9%
Other Securities		185,123,921	8.8%
TOTAL — TAIWAN		262,095,550	12.5%
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Advance Info Service Public Co., Ltd. (Foreign)	4,785,600	11,607,919	0.5%
Other Securities		32,439,980	1.6%
TOTAL — THAILAND		44,047,899	2.1%
TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	2,717,997	16,174,182	0.8%
Turkiye Garanti Bankasi A.S.	3,958,349	11,932,802	0.5%
Turkiye Is Bankasi A.S.	2,403,571	14,198,899	0.7%
Other Securities		42,167,265	2.0%
TOTAL — TURKEY		84,473,148	4.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,042,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,857,670) to be repurchased at $6,756,914	$6,756	6,756,000	0.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,298,566,336)		$2,095,372,734	99.7%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$2,104,632	0.3%
BRAZIL — (10.6%)
COMMON STOCKS — (1.0%)
Copesul Companhia Petroquimica do Sul	269,500	3,108,136	0.5%
* Perdigao SA	289,800	2,794,612	0.4%
Other Securities		1,028,217	0.1%
TOTAL COMMON STOCKS		6,930,965	1.0%
PREFERRED STOCKS — (9.6%)
Companhia Paranaense de Energia-Copel Series B	478,800,000	3,929,783	0.5%
* Electropaulo Metropolitana SA	69,600,000	2,678,659	0.4%
Embratel Participacoes SA	1,226,600,000	3,203,747	0.4%
Gol Linhas Aereas Inteligentes SA	86,900	2,718,796	0.4%
Klabin SA	1,681,000	3,598,249	0.5%
Lojas Americanas SA	132,090,369	4,649,010	0.7%
Metalurgica Gerdau SA	263,329	4,509,331	0.6%
* Net Servicos de Comunicacao SA	5,855,439	2,886,573	0.4%
Sadia SA	1,138,000	2,805,016	0.4%
Suzano Bahia Sul Papel e Celullose SA	372,242	2,140,895	0.3%
Tim Participacoes SA	1,691,540,950	4,110,902	0.6%
Ultrapar Participacoes SA	137,030	2,020,637	0.3%
* Vivo Participacoes SA	1,415,413	3,562,250	0.5%
Weg SA	1,359,100	4,731,137	0.7%
Other Securities		20,913,526	2.8%
TOTAL PREFERRED STOCKS		68,458,511	9.5%
TOTAL — BRAZIL		75,389,476	10.5%
CHILE — (2.0%)
COMMON STOCKS — (2.0%)
Corpbanca SA	466,016,129	2,359,797	0.3%
Empresas Iansa SA	9,232,481	2,571,312	0.4%
Other Securities		9,566,983	1.3%
TOTAL — CHILE		14,498,092	2.0%
HUNGARY — (1.1%)
COMMON STOCKS — (1.1%)
BorsodChem RT	214,341	2,407,254	0.3%
Other Securities		5,356,666	0.8%
TOTAL — HUNGARY		7,763,920	1.1%
INDIA — (12.0%)
COMMON STOCKS — (12.0%)
Adani Exports, Ltd.	505,334	1,974,362	0.3%
Other Securities		83,049,696	11.6%
TOTAL COMMON STOCKS		85,024,058	11.9%
PREFERRED STOCKS — (0.0%)
Other Securities		34,043	0.0%
TOTAL — INDIA		85,058,101	11.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Astra Agro Lestari Tbk	4,860,000	$3,421,086	0.5%
PT Berlian Laju Tanker Tbk	11,737,700	2,328,230	0.3%
PT Kalbe Farma Tbk	14,904,238	2,118,356	0.3%
Other Securities		12,747,733	1.8%
TOTAL — INDONESIA		20,615,405	2.9%
ISRAEL — (5.4%)
COMMON STOCKS — (5.4%)
Ormat Industries, Ltd.	238,897	2,294,084	0.3%
Other Securities		35,949,642	5.0%
TOTAL COMMON STOCKS		38,243,726	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,713	0.0%
TOTAL — ISRAEL		38,280,439	5.3%
MALAYSIA — (8.6%)
COMMON STOCKS — (8.6%)
Other Securities		60,986,067	8.5%
PREFERRED STOCKS — (0.0%)
Other Securities		9,546	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,611	0.0%
TOTAL — MALAYSIA		60,998,224	8.5%
MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
Consorcio Ara S.A. de C.V.	1,015,200	4,206,506	0.6%
Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,429,664	0.5%
* Corporacion Geo S.A. de C.V. Series B	1,751,700	6,053,658	0.9%
Embotelladora Arca S.A. de C.V., Mexico	1,658,900	4,065,716	0.6%
* Empresas ICA S.A. de C.V	1,253,108	4,032,306	0.6%
Gruma S.A. de C.V. Series B	1,069,600	2,666,692	0.4%
Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	2,005,325	0.3%
Grupo Cementos de Chihuahua S.A. de C.V.	650,000	2,088,733	0.3%
* Industrias S.A. de C.V. Series B	1,185,148	2,990,297	0.4%
TV Azteca S.A. de C.V. Series A	3,832,700	2,365,238	0.3%
Other Securities		8,992,621	1.1%
TOTAL — MEXICO		42,896,756	6.0%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		8,979,554	1.2%
POLAND — (2.8%)
COMMON STOCKS — (2.8%)
* Echo Investment SA	26,204	2,068,868	0.3%
Other Securities		17,996,008	2.5%
TOTAL — POLAND		20,064,876	2.8%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
Aeci, Ltd.	331,190	$2,873,352	0.4%
* African Rainbow Minerals, Ltd.	458,487	3,329,829	0.5%
Aveng, Ltd.	908,063	2,974,811	0.4%
Ellerine Holdings, Ltd.	255,500	3,113,583	0.4%
Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,316,381	0.3%
Illovo Sugar, Ltd.	689,480	2,050,826	0.3%
Investec, Ltd.	61,734	3,153,643	0.4%
Metropolitan Holdings, Ltd.	1,380,866	2,578,322	0.4%
Murray & Roberts Holdings, Ltd.	644,907	2,348,576	0.3%
Northam Platinum, Ltd.	397,201	2,165,838	0.3%
Reunert, Ltd.	278,728	2,689,667	0.4%
Santam, Ltd.	202,102	2,211,492	0.3%
Sun International, Ltd.	167,578	2,122,420	0.3%
Tongaat-Hulett Group, Ltd.	230,678	3,153,284	0.4%
Other Securities		49,628,215	7.0%
TOTAL — SOUTH AFRICA		86,710,239	12.1%
SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
Other Securities		87,903,067	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		120,345	0.0%
TOTAL — SOUTH KOREA		88,023,412	12.3%
TAIWAN — (13.8%)
COMMON STOCKS — (13.8%)
Other Securities		98,105,081	13.7%
THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		27,865,142	3.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		27,100	0.0%
TOTAL — THAILAND		27,892,242	3.9%
TURKEY — (4.7%)
COMMON STOCKS — (4.7%)
Aksigorta A.S.	583,604	2,014,283	0.3%
Other Securities		31,480,389	4.4%
TOTAL — TURKEY		33,494,672	4.7%
TOTAL INVESTMENTS — (100.0%) (Cost $541,236,013)		$710,875,121	99.2%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AUSTRIA — (2.0%)
BONDS — (2.0%)
Oesterreichische Kontrollbank AG 5.125%, 03/20/07	$46,000	$45,991,076
CANADA — (8.6%)
BONDS — (8.6%)
British Columbia, Province of 4.625%, 10/03/06	48,040	47,936,954
Canadian Government 6.750%, 08/28/06	45,245	45,407,203
Manitoba, Province of 4.250%, 11/20/06	51,000	50,743,674
Ontario, Province of 2.650%, 12/15/06	52,684	51,949,111
TOTAL — CANADA		196,036,942
FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of 4.750%, 03/06/07	15,000	14,914,650
GERMANY — (2.3%)
BONDS — (2.3%)
Landwirtschaftliche Rentenbank 4.500%, 10/23/06	50,100	49,973,047
4.875%, 03/12/07	2,000	1,994,690
TOTAL — GERMANY		51,967,737
SPAIN — (2.2%)
BONDS — (2.2%)
Instituto de Credito Oficial 4.625%, 11/29/06	50,500	50,293,455
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.8%)
BONDS — (9.8%)
Asian Development Bank 4.875%, 02/05/07	65,000	64,802,920
European Investment Bank 3.000%, 08/15/06	52,600	52,400,909
Inter-American Development Bank 6.625%, 03/07/07	43,503	43,923,239
International Finance Corp. 4.750%, 04/30/07	28,000	27,760,488
World Bank (International Bank for Reconstruction & Development) 6.625%, 08/21/06	15,000	15,046,830
4.375%, 09/28/06	20,000	19,950,500
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		223,884,886

	Face Amount	Value†
	(000)
SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Export Credit Corp. 2.875%, 01/26/07	$60,000	$59,153,220
UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C. 2.750%, 12/29/06	25,947	25,601,775
UNITED STATES — (70.4%)
AGENCY OBLIGATIONS — (26.2%)
Federal Farm Credit Bank 2.250%, 09/01/06	10,000	9,926,970
2.600%, 09/07/06	8,600	8,540,927
2.750%, 09/29/06	50,000	49,604,450
4.125%, 11/14/06	29,975	29,803,333
2.550%, 02/27/07	26,500	25,945,885
Federal Home Loan Bank 2.625%, 10/16/06	38,000	37,640,482
2.750%, 11/15/06	36,000	35,591,580
3.875%, 12/01/06	45,000	44,670,240
2.750%, 12/15/06	20,000	19,724,000
4.500%, 05/11/07	1,800	1,785,929
Federal Home Loan Mortgage Corporation 2.750%, 08/15/06	6,000	5,969,832
2.750%, 10/15/06	66,000	65,409,960
2.875%, 12/15/06	60,000	59,211,240
2.375%, 02/15/07	19,000	18,610,386
Federal Home Loan Mortgage Corporation Discount Note 4.480%, 12/01/06	45,000	43,849,395
Federal National Mortgage Association 4.375%, 10/15/06	54,700	54,547,442
2.625%, 11/15/06	25,000	24,703,625
2.375%, 02/15/07	20,000	19,589,880
Federal National Mortgage Association Discount Note 4.480%, 12/01/06	45,000	43,849,395
TOTAL AGENCY OBLIGATIONS		598,974,951
BONDS — (22.0%)
Bank of America Corp. 7.125%, 09/15/06	17,710	17,790,917
5.250%, 02/01/07	35,500	35,474,227
Bayerische Landesbank 2.600%, 10/16/06	39,625	39,226,888
Citigroup, Inc. 5.000%, 03/06/07	37,931	37,810,493
General Electric Capital Corp. 2.970%, 07/26/06	4,500	4,486,131
2.800%, 01/15/07	39,500	38,922,905
5.375%, 03/15/07	18,515	18,521,369

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
KFW International Finance, Inc. 4.750%, 01/24/07	$53,371	$53,121,277
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	51,000	50,229,441
Toyota Motor Credit Corp. 2.900%, 07/14/06	53,000	52,867,553
US Bank NA 2.850%, 11/15/06	54,350	53,756,824
Wal-Mart Stores, Inc. 5.450%, 08/01/06	32,600	32,599,870
Wells Fargo & Co. 5.125%, 02/15/07	67,048	66,936,164
TOTAL BONDS		501,744,059
COMMERCIAL PAPER — (22.2%)
Beta Finance Corp. 4.560%, 07/24/06	49,000	48,631,657
CC (USA), Inc. 5.130%, 11/22/06	14,000	13,644,750
Danske Corp. 4.560%, 07/28/06	3,000	2,975,946
Electricite de France 4.560%, 07/19/06	7,100	7,052,231
Ixis Commercial Paper 4.860%, 10/13/06	8,000	7,845,632
5.060%, 10/27/06	8,000	7,829,043
5.040%, 01/03/07	49,200	47,650,200
KFW International Finance, Inc. 4.770%, 11/27/06	10,000	9,741,504
New Center Asset Trust 4.550%, 07/06/06	56,000	55,723,965
Nordea North America, Inc. 5.015%, 01/05/07	56,000	54,209,490
Queensland Treasury Corp. 4.280%, 07/12/06	50,000	49,713,280
Sheffield Receivables Corp. 5.120%, 11/21/06	10,000	9,747,323
Sigma Finance Corp. 4.690%, 10/26/06	20,000	19,574,680
5.080%, 02/05/07	47,000	45,282,907
Societe Generale North America 4.530%, 08/29/06	18,600	18,364,656
4.540%, 09/01/06	20,000	19,738,156
4.780%, 11/10/06	15,000	14,648,190
Swedish Housing Finance Corp. 5.090%, 10/31/06	12,000	11,736,432
5.060%, 02/05/07	40,000	38,543,348
UBS Finance Delaware, Inc. 4.630%, 10/27/06	10,000	9,786,304
5.000%, 01/05/07	14,000	13,554,916
TOTAL COMMERCIAL PAPER		505,994,610
TOTAL — UNITED STATES		1,606,713,620
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,972,000 FHLMC Notes 4.00%, 09/22/09, valued at $7,913,220) to be repurchased at $7,797,055	7,796	7,796,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,295,044,397)		$2,282,353,361

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.4%)
BONDS — (1.4%)
BOS International Australia, Ltd. (c) 3.500%, 01/22/07	35,922	$32,419,483
AUSTRIA — (3.1%)
BONDS — (3.1%)
Austria, Republic of (f) 3.000%, 05/14/07	8,000	6,635,637
Oesterreichische Kontrollbank AG (u) 5.125%, 03/20/07	50,000	49,990,300
(f) 2.000%, 11/26/07	8,000	6,559,081
(f) 3.500%, 02/18/08	9,475	7,957,834
TOTAL — AUSTRIA		71,142,852
BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of 6.250%, 03/28/07	50,000	65,616,671
CANADA — (10.5%)
BONDS — (10.5%)
British Columbia, Province of (f) 2.125%, 03/26/08	10,000	8,201,658
Canada Housing Trust 5.100%, 09/15/07	53,100	48,649,530
Canadian Government 3.000%, 06/01/07	19,000	17,041,353
GE Capital Canada Funding Co. 5.300%, 07/24/07	60,000	54,989,196
Manitoba, Province of (u) 4.250%, 11/20/06	47,000	46,763,778
Ontario, Province of (u) 2.650%, 12/15/06	1,000	986,051
5.200%, 03/08/07	75,500	68,978,829
TOTAL — CANADA		245,610,395
DENMARK — (3.1%)
BONDS — (3.1%)
Denmark, Kingdom of 7.000%, 11/15/07	400,000	72,211,127
FRANCE — (7.1%)
BONDS — (7.1%)
Caisse D'Amortissement de la Dette Sociale 6.250%, 10/25/07	27,104	36,062,421
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,190,468
ERAP 3.375%, 04/25/08	38,850	49,739,450
French Government Note 4.750%, 07/12/07	50,000	65,120,707
Total Capital SA 3.500%, 01/28/08	9,000	11,542,223
TOTAL — FRANCE		166,655,269

	Face Amount^	Value†
	(000)
GERMANY — (13.1%)
BONDS — (13.1%)
Bayerische Landesbank 3.250%, 02/28/08	19,600	$24,998,740
BundesObligation 4.500%, 08/17/07	38,000	49,371,758
Depfa Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	11,936,162
Kreditanstalt Fuer Wiederaufbau 3.000%, 11/15/07	51,000	64,983,960
Landesbank Hessen-Thuringen Girozentrale (c) 5.375%, 12/28/06	16,393	14,954,613
(c) 4.000%, 06/04/07	33,183	29,969,898
Landeskreditbank Baden-Wuerttemberg-Foerderbank (u) 4.875%, 01/30/07	53,000	52,830,029
Landwirtschaftliche Rentenbank (u) 4.875%, 03/12/07	3,000	2,992,035
5.000%, 08/17/07	35,000	45,698,366
(f) 1.750%, 02/12/08	10,000	8,162,923
TOTAL — GERMANY		305,898,484
NETHERLANDS — (8.7%)
BONDS — (8.7%)
Bank Nederlandse Gemeenten (u) 4.500%, 12/14/06	43,000	42,813,294
2.875%, 05/15/07	13,500	17,246,613
Nederlandse Waterschapsbank NV (u) 6.875%, 10/26/06	10,000	10,049,880
Netherlands, Government of 3.000%, 07/15/07	53,000	67,711,643
Rabobank Nederland NV 3.625%, 01/22/08	50,000	64,331,368
TOTAL — NETHERLANDS		202,152,798
NORWAY — (1.1%)
BONDS — (1.1%)
Eksportfinans (e) 3.500%, 04/16/08	20,000	25,617,068
SPAIN — (2.4%)
BONDS — (2.4%)
Instituto de Credito Oficial (u) 4.625%, 11/29/06	56,000	55,770,960
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.5%)
BONDS — (11.5%)
Asian Development Bank (u) 4.875%, 02/05/07	51,500	51,343,852
Council of Europe Development Bank (u) 4.875%, 01/23/07	53,000	52,842,060
European Investment Bank (e) 2.625%, 10/15/07	54,000	68,588,926
Inter-American Development Bank (u) 6.625%, 03/07/07	10,600	10,702,396
(f) 3.000%, 10/22/07	25,460	21,178,069

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
International Finance Corp. (u) 4.750%, 04/30/07	7,700	$7,634,134
World Bank (International Bank for Reconstruction & Development) (u) 4.375%, 09/28/06	14,500	14,464,113
(c) 3.000%, 06/04/07	14,800	13,266,174
(j) 2.000%, 02/18/08	3,190,000	28,913,767
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		268,933,491
SWEDEN — (5.6%)
BONDS — (5.6%)
Swedish Export Credit Corp. (u) 4.625%, 11/06/06	23,000	22,922,858
(u) 2.875%, 01/26/07	35,000	34,506,045
Swedish Government 8.000%, 08/15/07	505,000	74,115,108
TOTAL — SWEDEN		131,544,011
UNITED KINGDOM — (4.8%)
BONDS — (4.8%)
Bank of England (e) 2.500%, 01/28/08	52,550	66,397,235
BP Capital Markets P.L.C. (u) 2.750%, 12/29/06	15,066	14,865,547
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	12,000	15,326,617
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	12,700	16,339,142
TOTAL — UNITED KINGDOM		112,928,541
UNITED STATES — (24.6%)
AGENCY OBLIGATIONS — (11.0%)
Federal Farm Credit Bank 2.750%, 09/29/06	28,060	27,838,017
Federal Home Loan Bank 2.625%, 10/16/06	66,000	65,375,574
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	63,000	80,765,774
Federal National Mortgage Association 4.375%, 10/15/06	69,000	68,807,559
(j) 1.750%, 03/26/08	1,450,000	13,118,103
TOTAL AGENCY OBLIGATIONS		255,905,027
BONDS — (11.1%)
Bank of America Corp. 5.250%, 02/01/07	57,700	57,658,110
General Electric Capital Corp. 5.000%, 02/15/07	15,985	15,956,195
5.375%, 03/15/07	6,200	6,202,133
(e) 5.125%, 06/20/07	5,870	7,651,978
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	53,000	52,199,223
Pfizer, Inc. (j) 0.800%, 03/18/08	7,528,000	66,786,126
Toyota Motor Credit Corp. (e) 4.125%, 01/16/07	10,000	12,885,853
(f) 2.000%, 11/13/07	12,900	10,581,822

	Face Amount^	Value†
	(000)
US Bank NA 2.850%, 11/15/06	30,891	$30,553,839
TOTAL BONDS		260,475,279
CERTIFICATE OF DEPOSIT INTEREST BEARING — (2.1%)
Wells Fargo Bank NA 4.850%, 01/30/07	50,000	49,708,740
COMMERCIAL PAPER — (0.4%)
Ixis Commercial Paper 4.800%, 09/06/06	8,400	8,283,846
TOTAL — UNITED STATES		574,372,892
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,990,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,528,650) to be repurchased at $4,461,603	4,461	4,461,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,279,503,285)		$2,335,335,042

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small XM Value Series
ASSETS:
Investments at Value (including $715,046, $0, $797,943, and $10,087 of securities on loan, respectively)	$4,355,841	$321,517	$6,986,995	$188,875
Temporary Cash Investments at Value	798,661	1,767	884,743	12,006
Foreign Currencies at Value	—	1	—	—
Cash	3,072	—	1	1
Receivables:
Investment Securities Sold	—	—	—	302
Dividends and Interest	9,294	4,332	9,737	149
Securities Lending Income	44	—	118	10
Fund Shares Sold	3,439	279	8,595	526
Fund Margin Variation	590	3,004	—	—
Unrealized Gain on Forward Currency Contracts	—	31	—	—
Prepaid Expenses and Other Assets	22	7	21	—
Total Assets	5,170,963	330,938	7,890,210	201,869
LIABILITIES:
Payables:
Upon Return of Securities Loaned	733,549	—	822,465	10,672
Investment Securities Purchased	4,218	—	—	88
Fund Shares Redeemed	230	—	1,121	—
Due to Advisor	93	14	590	16
Unrealized Loss on Swap Contracts	—	230	—	—
Unrealized Loss on Forward Currency Contracts	—	1,640	—	—
Accrued Expenses and Other Liabilities	195	22	217	15
Total Liabilities	738,285	1,906	824,393	10,791
NET ASSETS	$4,432,678	$329,032	$7,065,817	$191,078
SHARES OUTSTANDING $0.01 PAR VALUE	N/A	35,830,517	327,500,598	15,520,702
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$9.18	$21.57	$12.31
Investments at Cost	$3,197,975	$313,146	$5,642,657	$172,273
Temporary Cash Investments at Cost	$798,661	$1,767	$884,743	$12,006
Foreign Currencies at Cost	$—	$1	$—	$—

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Small Cap Value Series	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series
ASSETS:
Investments at Value (including $580,119, $392,027, $447,316, and $1,369,914 of securities on loan, respectively)	$8,383,646	$3,237,540	$4,430,159	$5,842,326
Temporary Cash Investments at Value	644,871	419,777	510,838	1,511,185
Foreign Currencies at Value	—	—	—	25,721
Cash	1	23	—	15
Receivables:
Investment Securities Sold	7,363	4,442	6,796	4,365
Dividends, Interest, and Tax Reclaims	4,899	1,492	1,541	21,283
Securities Lending Income	626	557	1,296	2,544
Fund Shares Sold	1,864	187	1,644	5,968
Class Action Gain	—	18	11	—
Prepaid Expenses and Other Assets	26	9	32	17
Total Assets	9,043,296	3,664,045	4,952,317	7,413,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	610,911	410,783	478,089	1,487,065
Investment Securities Purchased	8,820	682	21,807	14,558
Fund Shares Redeemed	202	6,263	—	67
Due to Advisor	1,445	84	380	1,013
Accrued Expenses and Other Liabilities	294	119	173	252
Total Liabilities	621,672	417,931	500,449	1,502,955
NET ASSETS	$8,421,624	$3,246,114	$4,451,868	$5,910,469
SHARES OUTSTANDING $0.01 PAR VALUE	351,797,088	193,152,585	385,475,044	296,786,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.94	$16.81	$11.55	$19.91
Investments at Cost	$6,693,875	$2,778,759	$3,623,595	$4,206,102
Temporary Cash Investments at Cost	$644,871	$419,777	$510,838	$1,511,185
Foreign Currencies at Cost	$—	$—	$—	$25,616

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $399,933, $123,319, $4,213, and $473,115 of securities on loan, respectively)	$1,386,977	$550,819	$902,305	$1,490,187
Temporary Cash Investments at Value	439,304	147,346	6,009	505,298
Foreign Currencies at Value	909	1,580	1,523	4,385
Cash	15	16	16	16
Receivables:
Investment Securities Sold	2,515	3,713	—	498
Dividends, Interest, and Tax Reclaims	8,384	1,157	3,399	2,791
Securities Lending Income	799	161	5	597
Fund Shares Sold	897	705	244	315
Prepaid Expenses and Other Assets	4	1	3	4
Total Assets	1,839,804	705,498	913,504	2,004,091
LIABILITIES:
Payables:
Upon Return of Securities Loaned	431,038	146,054	5,935	504,251
Investment Securities Purchased	1,980	1,604	817	1,505
Due to Advisor	124	48	77	129
Accrued Expenses and Other Liabilities	67	54	30	79
Total Liabilities	433,209	147,760	6,859	505,964
NET ASSETS	$1,406,595	$557,738	$906,645	$1,498,127
Investments at Cost	$1,182,407	$489,553	$664,743	$968,513
Temporary Cash Investments at Cost	$439,304	$147,346	$6,009	$505,298
Foreign Currencies at Cost	$887	$1,565	$1,540	$4,277

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value	$2,088,617	$710,875	$2,274,557	$2,330,874
Temporary Cash Investments at Value	6,756	—	7,796	4,461
Foreign Currencies at Value	284	212	—	36,274
Cash	15	—	—	16
Receivables:
Investment Securities Sold	2,183	44	—	—
Dividends, Interest, and Tax Reclaims	7,266	2,209	15,543	38,319
Fund Shares Sold	155	5,600	1,212	1,029
Unrealized Gain on Forward Currency Contracts	—	—	—	434
Prepaid Expenses and Other Assets	7	3	6	1,038
Total Assets	2,105,283	718,943	2,299,114	2,412,445
LIABILITIES:
Payables:
Investment Securities Purchased	—	646	—	36,457
Fund Shares Redeemed	709	—	—	—
Due to Advisor	196	128	96	98
Loan Payable	—	208	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	11,005
Deferred Thailand Capital Gains Tax	2,869	945	—	—
Accrued Expenses and Other Liabilities	241	90	96	552
Total Liabilities	4,015	2,017	192	48,112
NET ASSETS	$2,101,268	$716,926	$2,298,922	$2,364,333
SHARES OUTSTANDING $0.01 PAR VALUE	N/A	N/A	230,902,731	237,109,678
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.96	$9.97
Investments at Cost	$1,291,810	$541,236	$2,287,248	$2,275,042
Temporary Cash Investments at Cost	$6,756	$—	$7,796	$4,461
Foreign Currencies at Cost	$287	$215	$—	$36,514

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small XM Value Series
Investment Income
Dividends	$40,943	—	$53,130	$1,490
Interest	2,894	$5,868	4,070	42
Income from Securities Lending	292	—	617	58
Total Investment Income	44,129	5,868	57,817	1,590
Expenses
Investment Advisory Services Fees	550	82	3,231	94
Accounting & Transfer Agent Fees	229	26	331	19
S&P 500® Fees	41	3	—	—
Custodian Fees	46	21	158	7
Legal Fees	9	4	7	—
Audit Fees	27	2	37	1
Shareholders' Reports	20	—	24	—
Directors'/Trustees' Fees & Expenses	15	1	26	—
Other	32	4	39	5
Total Expenses	969	143	3,853	126
Net Investment Income (Loss)	43,160	5,725	53,964	1,464
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(1,173)	285,070	14,326
Net Realized Gain (Loss) on Futures	4,621	9,391	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(7,377)	—	—
Net Realized Gain (Loss) on Swap Contracts	—	1,316	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	10,155	104,453	834
Futures	(3,210)	(9,165)	—	—
Swap Contracts	—	(1,145)	—	—
Translation of Foreign Currency Denominated Amounts	—	(875)	—	—
Net Realized and Unrealized Gain (Loss)	67,299	1,127	389,523	15,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,459	$6,852	$443,487	$16,624

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Small Cap Value Series	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $10,299, respectively)	$54,566	$13,843	$15,364	$99,083
Interest	2,198	488	859	5,864
Income from Securities Lending	3,482	3,153	6,820	5,799
Total Investment Income	60,246	17,484	23,043	110,746
Expenses
Investment Advisory Services Fees	8,211	478	2,191	5,345
Accounting & Transfer Agent Fees	418	168	227	278
Custodian Fees	217	92	123	472
Legal Fees	10	6	5	10
Audit Fees	48	19	26	29
Shareholders' Reports	34	13	17	16
Directors'/Trustees' Fees & Expenses	31	13	15	22
Other	54	22	36	63
Total Expenses	9,023	811	2,640	6,235
Net Investment Income (Loss)	51,223	16,673	20,403	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	574,314	125,130	261,800	77,435
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	242,229	80,116	12,622	674,593
Translation of Foreign Currency Denominated Amounts	—	—	—	738
Net Realized and Unrealized Gain (Loss)	816,543	205,246	274,422	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$867,766	$221,919	$294,825	$857,582

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $681, $128, $0 and $3,246, respectively)	$9,050	$8,542	$12,538	$20,092
Interest	206	84	94	359
Income from Securities Lending	3,983	735	47	2,190
Total Investment Income	13,239	9,361	12,679	22,641
Expenses
Investment Advisory Services Fees	688	246	404	644
Accounting & Transfer Agent Fees	81	37	53	76
Custodian Fees	160	161	43	276
Legal Fees	2	1	1	2
Audit Fees	8	2	4	7
Shareholders' Reports	4	—	2	4
Directors'/Trustees' Fees & Expenses	6	2	3	5
Other	16	5	6	14
Total Expenses	965	454	516	1,028
Net Investment Income (Loss)	12,274	8,907	12,163	21,613
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	43,076	18,375	11,119	27,568
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(23)	204	115
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	37,986	109,911	245,660
Translation of Foreign Currency Denominated Amounts	486	(11)	68	90
Net Realized and Unrealized Gain (Loss)	76,392	56,327	121,302	273,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,666	$65,234	$133,465	$295,046

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,769, $718, $0 and $0, respectively)	$30,600	$10,536	—	—
Interest	273	168	$43,181	$34,793
Total Investment Income	30,873	10,704	43,181	34,793
Expenses
Investment Advisory Services Fees	1,094	677	551	553
Accounting & Transfer Agent Fees	121	46	119	122
Custodian Fees	1,036	469	50	119
Legal Fees	4	1	9	6
Audit Fees	12	4	13	13
Shareholders' Reports	6	—	9	8
Directors'/Trustees' Fees & Expenses	9	3	7	8
Other	49	8	15	12
Total Expenses	2,331	1,208	773	841
Net Investment Income (Loss)	28,542	9,496	42,408	33,952
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	13,585	25,061	(2,439)	(8,195)
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(86)	—	(52,805)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	54,710	4,636	73,443
Translation of Foreign Currency Denominated Amounts	(170)	(59)	—	(4,010)
Deferred Thailand Capital Gains Tax	734	(335)	—	—
Net Realized and Unrealized Gain (Loss)	149,790	79,291	2,197	8,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,332	$88,787	$44,605	$42,385

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small XM Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,160	$72,280	$5,725	$7,946	$53,964	$75,708	$1,464	$1,582
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(28,767)	(1,173)	(853)	285,070	200,126	14,326	17,330
Net Realized Gain (Loss) on Futures	4,621	5,427	9,391	19,024	—	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	(7,377)	1,331	—	—	—	—
Net Realized Gain (Loss) on Swap Contracts	—	—	1,316	1,285	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	274,881	10,155	(1,810)	104,453	400,320	834	2,075
Futures	(3,210)	(507)	(9,165)	(5,647)	—	—	—	—
Swap Contracts	—	—	(1,145)	(732)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(875)	(841)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	110,459	323,314	6,852	19,703	443,487	676,154	16,624	20,987
Distributions From:
Net Investment Income	—	—	(2,434)	(8,787)	(32,326)	(79,209)	(712)	(4,014)
Net Short-Term Gains	—	—	—	—	(14,160)	—	(4,164)	(10,061)
Net Long-Term Gains	—	—	(4,136)	—	(186,026)	(3,972)	(12,060)	(14,166)
Total Distributions	—	—	(6,570)	(8,787)	(232,512)	(83,181)	(16,936)	(28,241)
Capital Share Transactions (1):
Shares Issued	—	—	33,793	90,909	905,579	1,391,582	20,989	21,337
Shares Issued in Lieu of Cash Distributions	—	—	6,504	8,742	227,002	79,551	13,996	24,689
Shares Redeemed	—	—	(25,155)	(18,739)	(109,326)	(152,432)	(16,251)	(73,441)
Net Increase (Decrease) from Capital Share Transactions	—	—	15,142	80,912	1,023,255	1,318,701	18,734	(27,415)
Transactions in Interest:
Contributions	416,349	841,720	—	—	—	—	—	—
Withdrawals	(332,842)	(420,241)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	83,507	421,479	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	193,966	744,793	15,424	91,828	1,234,230	1,911,674	18,422	(34,669)
Net Assets
Beginning of Period	4,238,712	3,493,919	313,608	221,780	5,831,587	3,919,913	172,656	207,325
End of Period	$4,432,678	$4,238,712	$329,032	$313,608	$7,065,817	$5,831,587	$191,078	$172,656
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	3,619	10,210	42,606	71,023	1,744	1,820
Shares Issued in Lieu of Cash Distributions	N/A	N/A	713	962	11,226	4,005	1,245	2,171
Shares Redeemed	N/A	N/A	(2,697)	(2,093)	(5,190)	(7,495)	(1,323)	(6,321)
	N/A	N/A	1,635	9,079	48,642	67,533	1,666	(2,330)
Accumulated Net Investment Income (Loss)	N/A	N/A	$3,877	$586	$31,294	$9,656	$878	$126

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Value Series		The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,223	$51,264	$16,673	$24,657	$20,403	$27,891	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	574,314	791,360	125,130	235,770	261,800	409,242	77,435	132,514
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	242,229	(60,062)	80,116	11,172	12,622	(55,490)	674,593	292,697
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	867,766	782,562	221,919	271,599	294,825	381,643	857,582	520,726
Distributions From:
Net Investment Income	(28,412)	(92,273)	(9,377)	(29,151)	(11,479)	(30,958)	(21,717)	(111,684)
Net Short-Term Gains	(37,843)	(67,865)	(34,286)	(18,607)	(72,770)	(50,131)	(11,376)	(2,493)
Net Long-Term Gains	(678,973)	(512,160)	(153,072)	(94,497)	(336,642)	(217,324)	(115,306)	(104,987)
Total Distributions	(745,228)	(672,298)	(196,735)	(142,255)	(420,891)	(298,413)	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	382,765	978,174	198,938	573,230	330,074	467,796	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	721,640	652,819	194,569	141,201	408,552	290,416	139,465	211,691
Shares Redeemed	(332,218)	(509,260)	(66,976)	(270,466)	(113,230)	(105,344)	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	772,187	1,121,733	326,531	443,965	625,396	652,868	833,588	1,262,093
Total Increase (Decrease) in Net Assets	894,725	1,231,997	351,715	573,309	499,330	736,098	1,542,771	1,563,655
Net Assets
Beginning of Period	7,526,899	6,294,902	2,894,399	2,321,090	3,952,538	3,216,440	4,367,698	2,804,043
End of Period	$8,421,624	$7,526,899	$3,246,114	$2,894,399	$4,451,868	$3,952,538	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	16,154	44,122	11,640	36,505	28,483	42,103	40,489	74,612
Shares Issued in Lieu of Cash Distributions	33,664	29,950	12,510	9,104	38,076	26,103	7,983	13,315
Shares Redeemed	(14,114)	(22,661)	(4,027)	(16,851)	(9,781)	(9,278)	(4,177)	(10,303)
	35,704	51,411	20,123	28,758	56,778	58,928	44,295	77,624
Accumulated Net Investment Income (Loss)	$26,054	$3,243	$8,583	$1,287	$10,613	$1,689	$83,876	$1,082

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,274	$12,930	$8,907	$15,428	$12,163	$15,787	$21,613	$18,511
Net Realized Gain (Loss) on Investment Securities Sold	43,076	24,072	18,375	15,727	11,119	14,748	27,568	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(553)	(23)	33	204	(335)	115	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	202,804	37,986	77	109,911	30,824	245,660	17,382
Translation of Foreign Currency Denominated Amounts	486	(324)	(11)	(11)	68	(3)	90	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,666	238,929	65,234	31,254	133,465	61,021	295,046	134,024
Transactions in Interest:
Contributions	192,965	327,851	102,484	96,480	136,030	215,506	234,303	232,255
Withdrawals	(26,465)	(20,483)	(5,903)	(14,810)	(5,888)	(11,252)	(13,160)	(38,985)
Net Increase (Decrease) from Transactions in Interest	166,500	307,368	96,581	81,670	130,142	204,254	221,143	193,270
Total Increase (Decrease) in Net Assets	255,166	546,297	161,815	112,924	263,607	265,275	516,189	327,294
Net Assets
Beginning of Period	1,151,429	605,132	395,923	282,999	643,038	377,763	981,938	654,644
End of Period	$1,406,595	$1,151,429	$557,738	$395,923	$906,645	$643,038	$1,498,127	$981,938

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,542	$54,628	$9,496	$9,988	$42,408	$60,850	$33,952	$55,719
Net Realized Gain (Loss) on Investment Securities Sold	13,585	36,298	25,061	14,368	(2,439)	(5,933)	(8,195)	(11,188)
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(1,337)	(86)	(730)	—	—	(52,805)	10,253
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	317,021	54,710	60,507	4,636	(9,874)	73,443	(11,917)
Translation of Foreign Currency Denominated Amounts	(170)	(14)	(59)	(37)	—	—	(4,010)	(7,000)
Deferred Thailand Capital Gains Tax	734	73	(335)	(82)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	178,332	406,669	88,787	84,014	44,605	45,043	42,385	35,867
Distributions From:
Net Investment Income	—	—	—	—	(40,005)	(58,014)	(9,324)	(63,320)
Return of Capital	—	—	—	—	—	—	—	(4,594)
Total Distributions	—	—	—	—	(40,005)	(58,014)	(9,324)	(67,914)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	665,342	819,589	281,581	390,509
Shares Issued in Lieu of Cash Distributions	—	—	—	—	39,490	55,892	9,110	67,700
Shares Redeemed	—	—	—	—	(364,054)	(648,450)	(27,654)	(65,059)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	340,778	227,031	263,037	393,150
Transactions in Interest:
Contributions	309,108	397,412	112,706	230,557	—	—	—	—
Withdrawals	(238,737)	(111,778)	(29,838)	(7,165)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	70,371	285,634	82,868	223,392	—	—	—	—
Total Increase (Decrease) in Net Assets	248,703	692,303	171,655	307,406	345,378	214,060	296,098	361,103
Net Assets
Beginning of Period	1,852,565	1,160,262	545,271	237,865	1,953,544	1,739,484	2,068,235	1,707,132
End of Period	$2,101,268	$1,852,565	$716,926	$545,271	$2,298,922	$1,953,544	$2,364,333	$2,068,235
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	66,985	82,192	28,495	39,260
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	3,984	5,617	925	6,844
Shares Redeemed	N/A	N/A	N/A	N/A	(36,657)	(65,098)	(2,803)	(6,538)
	N/A	N/A	N/A	N/A	34,312	22,711	26,617	39,566
Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	$8,374	$5,971	$29,857	$5,229

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Return of Capital	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	2.63	%(C)	8.51%	12.77%	15.05%	(16.59)%	(12.30)%
Net Assets, End of Period (thousands)	$4,432,678		$4,238,712	$3,493,919	$3,000,997	$2,623,557	$2,831,650
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.87%	1.99%	1.75%	1.53%	1.26%
Portfolio Turnover Rate	2	%(C)	6%	2%	8%	11%	8%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$9.17	$8.83	$7.94	$6.97	$8.41	$9.92
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.08	0.15	0.18	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.36	0.91	0.93	(1.46)	(1.57)
Total From Investment Operations	0.20	0.63	0.99	1.08	(1.28)	(1.13)
Less Distributions
Net Investment Income	(0.07)	(0.29)	(0.10)	(0.11)	(0.16)	(0.06)
Net Realized Gains	(0.12)	—	—	—	—	—
Return of Capital	—	—	—	—	—	(0.32)
Total Distributions	(0.19)	(0.29)	(0.10)	(0.11)	(0.16)	(0.38)
Net Asset Value, End of Period	$9.18	$9.17	$8.83	$7.94	$6.97	$8.41
Total Return	2.21	%(C)	7.21%	12.50%	15.71%	(15.34)%	(11.66)%
Net Assets, End of Period (thousands)	$329,032	$313,608	$221,780	$141,478	$101,407	$90,801
Ratio of Expenses to Average Net Assets	0.09	%(B)	0.17%	0.18%	0.18%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.51	%(B)	2.96%	1.59%	1.44%	2.61%	4.37%
Portfolio Turnover Rate	67	%(C)	57%	125%	138%	183%	122%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31		2.41	3.09	2.41	(1.43)	1.25
Total From Investment Operations	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	9	%(C)	9%	7%	7%	9%	6%

	The U.S. Small XM Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.46		$12.81	$11.26	$9.08	$10.21	$8.95
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.10	0.12	0.24	0.10	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.97		1.31	2.73	2.90	0.14	1.88
Total From Investment Operations	1.07		1.41	2.85	3.14	0.24	2.03
Less Distributions
Net Investment Income	(0.05)		(0.27)	(0.08)	(0.07)	(0.10)	(0.14)
Net Realized Gains	(1.17)		(1.49)	(1.22)	(0.89)	(1.27)	(0.63)
Total Distributions	(1.22)		(1.76)	(1.30)	(0.96)	(1.37)	(0.77)
Net Asset Value, End of Period	$12.31		$12.46	$12.81	$11.26	$9.08	$10.21
Total Return	9.52	%(C)	12.52%	27.86%	38.88%	2.17%	24.10%
Net Assets, End of Period (thousands)	$191,078		$172,656	$207,325	$179,407	$804,555	$793,190
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.57	%(B)	0.87%	1.03%	0.89%	1.04%	1.32%
Portfolio Turnover Rate	20	%(C)	33%	38%	43%	34%	8%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Small Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$23.81		$23.78	$20.20	$15.04	$16.54	$16.47
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.17	0.16	0.12	0.11	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.34		2.35	5.09	6.29	0.11	3.15
Total From Investment Operations	2.49		2.52	5.25	6.41	0.22	3.30
Less Distributions
Net Investment Income	(0.09)		(0.31)	(0.08)	(0.12)	(0.11)	(0.15)
Net Realized Gains	(2.27)		(2.18)	(1.59)	(1.13)	(1.61)	(3.08)
Total Distributions	(2.36)		(2.49)	(1.67)	(1.25)	(1.72)	(3.23)
Net Asset Value, End of Period	$23.94		$23.81	$23.78	$20.20	$15.04	$16.54
Total Return	11.63	%(C)	11.67%	27.87%	46.31%	1.05%	23.86%
Net Assets, End of Period (thousands)	$8,421,624		$7,526,899	$6,294,902	$4,518,054	$3,148,780	$3,039,844
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	0.75%	0.78%	0.75%	0.70%	0.86%
Portfolio Turnover Rate	15	%(C)	27%	26%	35%	30%	13%

	The U.S. Small Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.73		$16.09	$13.84	$9.93	$11.08	$11.67
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.15	0.12	0.08	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12		1.44	2.22	3.92	(1.00)	1.24
Total From Investment Operations	1.21		1.59	2.34	4.00	(0.91)	1.34
Less Distributions
Net Investment Income	(0.05)		(0.18)	(0.08)	(0.09)	(0.10)	(0.10)
Net Realized Gains	(1.08)		(0.77)	(0.01)	—	(0.14)	(1.83)
Total Distributions	(1.13)		(0.95)	(0.09)	(0.09)	(0.24)	(1.93)
Net Asset Value, End of Period	$16.81		$16.73	$16.09	$13.84	$9.93	$11.08
Total Return	7.81	%(C)	10.40%	16.99%	40.32%	(8.42)%	13.08%
Net Assets, End of Period (thousands)	$3,246,114		$2,894,399	$2,321,090	$1,468,486	$851,901	$991,082
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.05	%(B)	0.94%	0.85%	0.84%	0.81%	0.94%
Portfolio Turnover Rate	10	%(C)	21%	16%	16%	34%	13%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Micro Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.02		$11.92	$10.48	$7.11	$7.50	$8.19
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.09	0.07	0.05	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75		1.10	1.65	3.47	(0.25)	1.07
Total From Investment Operations	0.81		1.19	1.72	3.52	(0.21)	1.14
Less Distributions
Net Investment Income	(0.03)		(0.10)	(0.05)	(0.05)	(0.05)	(0.06)
Net Realized Gains	(1.25)		(0.99)	(0.23)	(0.10)	(0.13)	(1.77)
Total Distributions	(1.28)		(1.09)	(0.28)	(0.15)	(0.18)	(1.83)
Net Asset Value, End of Period	$11.55		$12.02	$11.92	$10.48	$7.11	$7.50
Total Return	7.59	%(C)	10.77%	16.83%	50.34%	(2.96)%	17.66%
Net Assets, End of Period (thousands)	$4,451,868		$3,952,538	$3,216,440	$2,624,043	$1,611,189	$1,616,114
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.93	%(B)	0.80%	0.64%	0.68%	0.58%	0.88%
Portfolio Turnover Rate	13	%(C)	24%	27%	19%	19%	14%

	The DFA International Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total From Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Japanese Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	8.07	%(C)	31.03%	32.73%	47.87%	(9.62)%	(13.51)%
Net Assets, End of Period (thousands)	$1,406,595		$1,151,429	$605,132	$283,699	$195,047	$196,187
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.22%	0.27%	0.28%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.79	%(B)	1.51%	1.45%	1.41%	1.26%	1.41%
Portfolio Turnover Rate	5	%(C)	6%	5%	16%	5%	9%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	19.39	%(C)	12.88%	29.68%	44.65%	(4.67)%	(4.89)%
Net Assets, End of Period (thousands)	$906,645		$643,038	$377,763	$160,917	$98,899	$96,741
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.22%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.02	%(B)	3.19%	2.70%	3.25%	3.03%	2.86%
Portfolio Turnover Rate	3	%(C)	12%	7%	7%	6%	14%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	15.33	%(C)	9.30%	27.40%	61.47%	7.28%	2.84%
Net Assets, End of Period (thousands)	$557,738		$395,923	$282,999	$156,765	$121,637	$130,554
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.27%	0.32%	0.31%	0.32%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.63	%(B)	4.33%	3.82%	3.35%	3.77%	3.69%
Portfolio Turnover Rate	8	%(C)	10%	11%	15%	26%	10%
	The Continental Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	28.52	%(C)	18.97%	36.57%	52.86%	3.22%	(5.43)%
Net Assets, End of Period (thousands)	$1,498,127		$981,938	$654,644	$448,407	$263,068	$210,337
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.24%	0.26%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.37	%(B)	2.16%	2.09%	2.49%	2.22%	2.73%
Portfolio Turnover Rate	4	%(C)	18%	9%	11%	12%	12%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Emerging Markets Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	9.89	%(C)	31.23%	35.47%	39.67%	2.10%	(8.54)%
Net Assets, End of Period (thousands)	$2,101,268		$1,852,565	$1,160,262	$607,561	$343,193	$307,720
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.27%	0.31%	0.34%	0.34%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	3.70%	2.63%	2.23%	1.64%	1.94%
Portfolio Turnover Rate	5	%(C)	9%	2%	1%	8%	6%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	16.59	%(C)	24.85%	35.22%	52.80%	13.07%	(9.55)%
Net Assets, End of Period (thousands)	$716,926		$545,271	$237,865	$117,744	$40,379	$34,687
Ratio of Expenses to Average Net Assets	0.36	%(B)	0.49%	0.52%	0.54%	0.51%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.81	%(B)	2.70%	1.93%	2.44%	2.03%	2.17%
Portfolio Turnover Rate	8	%(C)	8%	11%	6%	16%	14%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The DFA One-Year Fixed Income Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.94		$10.00	$10.10	$10.19	$10.11	$10.01
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.30	0.16	0.15	0.27	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		(0.07)	(0.04)	0.04	0.09	0.13
Total From Investment Operations	0.20		0.23	0.12	0.19	0.36	0.62
Less Distributions
Net Investment Income	(0.18)		(0.29)	(0.15)	(0.16)	(0.28)	(0.52)
Net Realized Gains	—		—	(0.07)	(0.12)	—	—
Return of Capital	—		—	—	—	—	—
Total Distributions	(0.18)		(0.29)	(0.22)	(0.28)	(0.28)	(0.52)
Net Asset Value, End of Period	$9.96		$9.94	$10.00	$10.10	$10.19	$10.11
Total Return	2.05	%(C)	2.32%	1.21%	1.95%	3.57%	6.33%
Net Assets, End of Period (thousands)	$2,298,922		$1,953,544	$1,739,484	$1,455,374	$992,829	$739,657
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)	3.04%	1.63%	1.51%	2.65%	4.89%
Portfolio Turnover Rate	20	%(C)	40%	154%	143%	154%	55%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$9.83	$9.99	$10.13	$10.22	$10.03	$9.70
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.29	(A)	0.12	0.25	0.30	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	(0.10)	—	(0.01)	0.16	0.22
Total From Investment Operations	0.18	0.19	0.12	0.24	0.46	0.66
Less Distributions
Net Investment Income	(0.04)	(0.33)	(0.15)	(0.19)	(0.27)	(0.14)
Net Realized Gains	—	—	(0.11)	(0.14)	—	—
Return of Capital	—	(0.02)	—	—	—	(0.19)
Total Distributions	(0.04)	(0.35)	(0.26)	(0.33)	(0.27)	(0.33)
Net Asset Value, End of Period	$9.97	$9.83	$9.99	$10.13	$10.22	$10.03
Total Return	1.87	%(C)	1.92%	1.22%	2.36%	4.60%	6.91%
Net Assets, End of Period (thousands)	$2,364,333	$2,068,235	$1,707,132	$1,195,610	$799,308	$596,209
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.10%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.08	%(B)	2.96%	1.96%	1.78%	3.20%	4.54%
Portfolio Turnover Rate	57	%(C)	59%	131%	144%	138%	113%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small XM Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International

Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series and The Enhanced U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1

Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Portfolio's investments in Thailand held by The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small XM Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$86

The Enhanced U.S. Large Company Series	6

The U.S. Large Cap Value Series	124

The U.S. Small XM Value Series	4

The U.S. Small Cap Value Series	158

The U.S. Small Cap Series	62

The U.S. Micro Cap Series	85

The DFA International Value Series	101

The Japanese Small Company Series	26

The Asia Pacific Small Company Series	9

The United Kingdom Small Company Series	15

The Continental Small Company Series	24

The Emerging Markets Series	42

The Emerging Markets Small Cap Series	13

The DFA One-Year Fixed Income Series	43

The DFA Two-Year Global Fixed Income Series	43

E. Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$209,200	$103,878
The Enhanced U.S. Large Company Series	$8,979	$43,853	168,219	113,609
The U.S. Large Cap Value Series	—	—	1,301,652	542,855
The U.S. Small XM Value Series	—	—	40,722	37,707
The U.S. Small Cap Value Series	—	—	1,344,406	1,232,092
The U.S. Small Cap Series	—	—	452,012	304,764
The U.S. Micro Cap Series	—	—	787,422	559,704
The DFA International Value Series	—	—	913,446	178,452
The Japanese Small Company Series	—	—	238,983	71,753
The Asia Pacific Small Company Series	—	—	139,757	38,524
The United Kingdom Small Company Series	—	—	165,030	24,979
The Continental Small Company Series	—	—	289,412	49,797
The Emerging Markets Series	—	—	188,602	100,265
The Emerging Markets Small Cap Series	—	—	134,158	50,296
The DFA One-Year Fixed Income Series	66,050	105,219	279,051	285,017
The DFA Two-Year Global Fixed Income Series	16,833	190,131	1,435,587	1,024,942

F. Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", a return of capital distribution, and net realized gains resulting from in-kind redemptions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$1,467	$(1,467)
The U.S. Small XM Value Series	$(212)	1,756	(1,544)
The U.S. Small Cap Value Series	53,657	20,871	(74,528)
The U.S. Small Cap Series	47,051	632	(47,683)
The U.S. Micro Cap Series	—	49	(49)
The DFA International Value Series	—	(2,786)	2,786
The DFA One-Year Fixed Income Series	—	(52)	52
The DFA Two-Year Global Fixed Income Series	(4,594)	14,753	(10,159)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The Enhanced U.S. Large Company Series
2005	$8,651	$136	—	$8,787
2004	1,998	—	—	1,998
The U.S. Large Cap Value Series
2005	79,209	3,972	—	83,181
2004	33,641	—	—	33,641
The U.S. Small XM Value Series
2005	14,075	14,166	—	28,241
2004	11,443	10,283	—	21,726
The U.S. Small Cap Value Series
2005	160,138	512,160	—	672,298
2004	74,374	300,806	—	375,180
The U.S. Small Cap Series
2005	47,758	94,497	—	142,255
2004	10,754	—	—	10,754
The U.S. Micro Cap Series
2005	81,089	217,324	—	298,413
2004	48,490	22,357	—	70,847
The DFA International Value Series
2005	114,177	104,987	—	219,164
2004	44,310	—	—	44,310
The DFA One-Year Fixed Income Series
2005	58,014	—	—	58,014
2004	36,362	146	—	36,508
The DFA Two-Year Global Fixed Income Series
2005	63,320	—	$4,594	67,914
2004	35,086	317	—	35,403

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	—	$4,120	—	$4,120
The U.S. Large Cap Value Series	$23,861	185,837	—	209,698
The U.S. Small XM Value Series	4,079	12,009	—	16,088
The U.S. Small Cap Value Series	41,164	678,870	—	720,034
The U.S. Small Cap Series	35,450	152,778	—	188,228
The U.S. Micro Cap Series	74,362	336,275	—	410,637
The DFA International Value Series	27,212	114,521	—	141,733
The DFA One-Year Fixed Income Series	6,006	—	$(10,077)	(4,071)
The DFA Two-Year Global Fixed Income Series	—	—	(17,461)	(17,461)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of

November 30, 2005, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	Total
The DFA One-Year Fixed Income Series	$4,145	$5,932	$10,077
The DFA Two-Year Global Fixed Income Series	6,273	11,188	17,461

As of November 30, 2005 The Enhanced U.S. Large Company Series utilized capital loss carryforwards of 9,556 (in thousands) to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$14,810	$18,494
The Japanese Small Company Series	3,748	1,344
The Asia Pacific Small Company Series	1,229	1,634
The United Kingdom Small Company Series	2,166	33
The Continental Small Company Series	835	4,008
The Emerging Markets Series	2,977	318
The Emerging Markets Small Cap Series	242	436

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,172,880	$1,357,351	$(375,729)	$981,622
The Enhanced U.S. Large Company Series	314,913	9,023	(652)	8,371
The U.S. Large Cap Value Series	6,527,400	1,612,460	(268,122)	1,344,338
The U.S. Small XM Value Series	184,418	35,762	(19,299)	16,463
The U.S. Small Cap Value Series	7,340,589	2,325,778	(637,850)	1,687,928
The U.S. Small Cap Series	3,200,907	772,665	(316,255)	456,410
The U.S. Micro Cap Series	4,135,459	1,280,535	(474,997)	805,538
The DFA International Value Series	5,717,470	1,693,922	(57,881)	1,636,041
The Japanese Small Company Series	1,624,975	309,792	(108,486)	201,306
The Asia Pacific Small Company Series	636,948	133,682	(72,465)	61,217
The United Kingdom Small Company Series	670,763	279,422	(41,871)	237,551
The Continental Small Company Series	1,473,812	553,293	(31,620)	521,673
The Emerging Markets Series	1,299,880	852,445	(56,952)	795,493
The Emerging Markets Small Cap Series	541,237	207,777	(38,139)	169,638
The DFA One-Year Fixed Income Series	2,295,044	—	(12,691)	(12,691)
The DFA Two-Year Global Fixed Income Series	2,279,503	65,787	(9,955)	(55,832)

G. Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities, Futures, and Swap Contracts	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities, Futures, Swap Contracts, and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
The Enhanced U.S. Large Company Series	$325,503	$3,877	$6,320	$(7,377)	$2,174	$(1,465)	$329,032	Unlimited
The U.S. Large Cap Value Series	5,405,344	31,294	284,841	—	1,344,338	—	7,065,817	Unlimited
The U.S. Small XM Value Series	159,736	878	13,862	—	16,602	—	191,078	Unlimited
The U.S. Small Cap Value Series	6,133,661	26,054	572,138	—	1,689,771	—	8,421,624	Unlimited
The U.S. Small Cap Series	2,656,532	8,583	122,218	—	458,781	—	3,246,114	Unlimited
The U.S. Micro Cap Series	3,374,517	10,613	260,174	—	806,564	—	4,451,868	Unlimited
The DFA International Value Series	4,113,077	83,876	76,348	305	1,636,329	534	5,910,469	Unlimited
The DFA One-Year Fixed Income Series	2,315,755	8,374	(12,516)	—	(12,691)	—	2,298,922	Unlimited
The DFA Two-Year Global Fixed Income Series	2,366,620	29,857	(25,656)	(52,805)	55,592	(9,275)	2,364,333	Unlimited

H. Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2006, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain (Loss)
06/08/06	51,588	Canadian Dollar	$46,691	$46,844	$(153)
06/08/06	85,259	Euro	108,108	109,304	(1,196)
06/08/06	82,542	Swedish Krona	11,232	11,427	(195)
06/08/06	11,235	Swiss Franc	9,147	9,228	(81)
06/27/06	54,768	Denmark Krone	9,457	9,426	31
06/27/06	1,535,240	Japanese Yen	13,679	13,694	(15)
		Total	$198,314	$199,923	$(1,609)

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain (Loss)
06/08/06	149,812	Canadian Dollar	$135,592	$136,037	$(445)
06/08/06	309,129	Euro	391,654	396,327	(4,673)
06/08/06	571,009	Swedish Krona	77,705	79,052	(1,347)
06/08/06	105,209	Swiss Franc	85,755	86,414	(659)
06/19/06	67,695	Euro	86,928	86,800	128
06/27/06	163,211	Canadian Dollar	145,426	148,278	(2,852)
06/27/06	438,144	Denmark Krone	75,563	75,409	154
06/27/06	305,330	Euro	390,220	391,249	(1,029)
06/27/06	12,319,031	Japanese Yen	110,034	109,882	152
		Total	$1,498,877	$1,509,448	$(10,571)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

4.  Futures Contracts: During the period ended May 31, 2006, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and from the possibility that the Large Company and Enhanced could lose more than the initial margin requirements.

At May 31, 2006, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500® Index	June 16, 2006	195	$62,015	$(762)

Large Company had approximately $3,071 of cash segregated as collateral for the open futures contracts and has been accounted for on the Statements of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain/(Loss)
S&P 500® Index	June 16, 2006	993	$315,799	$(5,967)

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.07% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500® Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2006, Enhanced had the following outstanding S&P 500® Index swap (dollar amounts in thousands) which was approximately 4% of the portfolio's net assets:

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation/(Depreciation)
Morgan Stanley	April 19, 2006	October 18, 2006	$12,891	$(230)

I. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	5.00%	$9,389	1	$1	$9,389
The U.S. Small XM Value Series	5.47%	1,107	15	3	2,555
The U.S. Micro Cap Series	5.00%	14,571	3	6	16,155
The DFA International Value Series	5.70%	2,509	2	1	3,791
The United Kingdom Small Company Series	5.43%	332	3	—	885
The Continental Small Company Series	5.49%	733	6	1	2,343
The Emerging Markets Series	5.55%	10,766	17	22	27,742
The Emerging Markets Small Cap Series	5.55%	651	2	—	1,095

At May 31, 2006, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $208 (in thousands). There were no other outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Trust under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J. Securities Lending:

As of May 31, 2006, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 13, 2005 (the "December Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the December Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the December Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the December Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The Enhanced U.S. Large Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Funds were expected to experience a reduction in non-management fees charged by the Funds' administrator, custodian and transfer agent.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA053106-001S

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

SEMI-ANNUAL REPORT
(Unaudited)

Page
Dimensional Investment Group Inc.

Definitions of Abbreviations and Footnotes	1

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	4

Schedules of Investments

LWAS/DFA Two-Year Fixed Income Portfolio	5

LWAS/DFA Two-Year Government Portfolio	6

Statements of Assets and Liabilities	7

Statements of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

Board Approval of Investment Advisory Agreements	46

DFA Investment Dimensions Group Inc.

Disclosure of Fund Expenses	18

Disclosure of Portfolio Holdings	19

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

The DFA Investment Trust Company

Disclosure of Fund Expenses	27

Disclosure of Portfolio Holdings	28

Summary Schedules of Portfolio Holdings

The U.S. Large Cap Value Series	29

The DFA International Value Series	31

Statements of Assets and Liabilities	35

Statements of Operations	36

Statements of Changes in Net Assets	37

Financial Highlights	38

Notes to Financial Statements	39

Voting Proxies on Fund Portfolio Securities	45

Board Approval of Investment Advisory Agreements	46

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

REITs  Real Estate Investment Trusts.

SEC  Securities and Exchange Commission.

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio **	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,072.50	0.33%	$1.71
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.33%	$1.66
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,019.50	0.33%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.33%	$1.66

2

LWAS/DFA Two-Year Government Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,018.30	0.33%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.33%	$1.66

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
LWAS/DFA Two-Year Fixed Income Portfolio	20.7%	30.7%	10.8%	26.6%	11.2%	100.0%
LWAS/DFA Two-Year Government Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%

4

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AUSTRIA — (2.8%)
BONDS — (2.8%)
Oesterreichische Kontrollbank AG 5.125%, 03/20/07	$2,300	$2,299,554
CANADA — (11.1%)
BONDS — (11.1%)
British Columbia, Province of 4.625%, 10/03/06	2,300	2,295,066
Canadian Government 6.750%, 08/28/06	2,300	2,308,246
Manitoba, Province of 4.250%, 11/20/06	2,300	2,288,440
Ontario, Province of 2.650%, 12/15/06	2,300	2,267,917
TOTAL — CANADA		9,159,669
GERMANY — (2.9%)
BONDS — (2.9%)
Landwirtschaftliche Rentenbank 4.500%, 10/23/06	2,400	2,393,918
SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial 4.625%, 11/29/06	2,300	2,290,593
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.1%)
BONDS — (11.1%)
Asian Development Bank 4.875%, 02/05/07	2,300	2,293,026
European Bank For Reconstruction & Development
5.375%, 06/15/06	2,300	2,300,046
European Investment Bank 3.000%, 08/15/06	2,300	2,291,295
International Finance Corp. 4.750%, 04/30/07	2,300	2,280,326
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,164,693
SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Export Credit Corp. 2.875%, 01/26/07	2,200	2,168,951
UNITED KINGDOM — (2.8%)
BONDS — (2.8%)
BP Capital Markets P.L.C. 2.750%, 12/29/06	2,300	2,269,399
UNITED STATES — (63.4%)
AGENCY OBLIGATIONS — (30.7%)
Federal Farm Credit Bank 2.600%, 09/07/06	1,700	1,688,323
2.750%, 09/29/06	4,400	4,365,191
Federal Home Loan Bank 2.625%, 10/16/06	6,500	6,438,503

	Face Amount	Value†
	(000)
Federal Home Loan Mortgage Corporation 2.750%, 10/15/06	$6,200	$6,144,572
Federal National Mortgage Association 5.000%, 01/15/07	400	399,070
3.625%, 03/15/07	6,300	6,216,034
TOTAL AGENCY OBLIGATIONS		25,251,693
BONDS — (26.8%)
Bank of America Corp. 5.250%, 02/01/07	2,300	2,298,330
Citigroup, Inc. 5.000%, 03/06/07	2,200	2,193,011
General Electric Capital Corp. 5.375%, 03/15/07	2,300	2,300,791
KFW International Finance, Inc. 5.250%, 06/28/06	2,000	1,999,846
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	2,200	2,166,760
Pfizer, Inc. 2.500%, 03/15/07	2,300	2,250,456
Toyota Motor Credit Corp. 3.000%, 06/09/06	2,000	1,999,510
US Bank NA 2.850%, 11/15/06	2,300	2,274,898
Wal-Mart Stores, Inc. 5.450%, 08/01/06	2,300	2,299,991
Wells Fargo & Co. 5.125%, 02/15/07	2,300	2,296,164
TOTAL BONDS		22,079,757
COMMERCIAL PAPER — (5.9%)
Ixis Commercial Paper 4.860%, 10/13/06	1,200	1,176,845
5.040%, 01/03/07	500	484,250
Sigma Finance Corp. 4.670%, 10/26/06	500	489,367
5.080%, 02/05/07	500	481,733
Swedish Housing Finance Corp. 5.060%, 02/05/07	2,300	2,216,242
TOTAL COMMERCIAL PAPER		4,848,437
TOTAL — UNITED STATES		52,179,887
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $324,000 FHLMC Notes 4.00%, 09/22/09, valued at $367,740) to be repurchased at $362,049	362	362,000
TOTAL INVESTMENTS — (100.0%) (Cost $82,881,550)		$82,288,664

See accompanying Notes to Financial Statements.

5

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank 2.250%, 09/01/06	$600	$595,618
2.750%, 09/29/06	21,240	21,071,970
4.860%, 11/07/06	400	391,114
1.875%, 01/16/07	800	782,999
Federal Home Loan Bank 2.875%, 08/15/06	4,600	4,578,026
2.625%, 10/16/06	9,800	9,707,282
3.125%, 11/15/06	1,100	1,089,400
3.875%, 12/01/06	2,000	1,985,344
4.625%, 01/23/07	9,700	9,654,080
4.875%, 02/15/07	1,000	996,539
3.375%, 02/23/07	22,200	21,886,758
TOTAL AGENCY OBLIGATIONS		72,739,130
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $406,000 FHLMC Notes 4.00%, 09/22/09, valued at $460,810) to be repurchased at $454,061	454	454,000
TOTAL INVESTMENTS — (100.0%) (Cost $73,714,306)		$73,193,130

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (5,405,452 Shares, Cost $74,684) at Value†	$116,596
Receivables:
Investment Securities Sold	139
Fund Shares Sold	6
Prepaid Expenses and Other Assets	12
Total Assets	116,753
LIABILITIES:
Payables:
Fund Shares Redeemed	145
Due to Advisor	1
Accrued Expenses and Other Liabilities	35
Total Liabilities	181
NET ASSETS	$116,572
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	7,906,761
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.74

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$81,927	$72,739
Temporary Cash Investments at Value	362	454
Cash	1	—
Receivables:
Dividends and Interest	698	599
Fund Shares Sold	47	5
Prepaid Expenses and Other Assets	12	11
Total Assets	83,047	73,808
LIABILITIES:
Payables:
Fund Shares Redeemed	9	22
Due to Advisor	10	9
Accrued Expenses and Other Liabilities	28	24
Total Liabilities	47	55
NET ASSETS	$83,000	$73,753
SHARES OUTSTANDING $0.01 PAR VALUE (Authorized 200,000,000 Shares)	8,420,143	7,540,197
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.86	$9.78
Investments at Cost	$82,520	$73,260

Temporary Cash Investments at Cost	$362	$454

See accompanying Notes to Financial Statements.

8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$565	—	—
Interest	—	$1,406	$1,239
Total Investment Income	565	1,406	1,239
Expenses
Investment Advisory Services Fees	—	61	54
Administrative Services Fees	6	—	—
Accounting & Transfer Agent Fees	7	15	14
Shareholder Servicing Fees	83	33	29
Custodian Fees	—	2	2
Legal Fees	1	1	1
Audit Fees	1	6	5
Filing Fees	8	7	8
Shareholders' Reports	9	7	6
Other	—	2	1
Total Expenses	115	134	120
Net Investment Income (Loss)	450	1,272	1,119
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	3,546	—	—
Net Realized Gain (Loss) on Investment Securities Sold	39	(81)	(39)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,578	346	258
Net Realized and Unrealized Gain (Loss)	7,163	265	219
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,613	$1,537	$1,338

See accompanying Notes to Financial Statements.

9

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio		LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$450	$1,393	$1,272	$2,187	$1,119	$1,876
Capital Gain Distributions Received from Affiliated Investment Company	3,546	92	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	39	427	(81)	(470)	(39)	(364)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,578	11,293	346	(351)	258	(352)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,613	13,205	1,537	1,366	1,338	1,160
Distributions From:
Net Investment Income	(909)	(991)	(1,230)	(1,979)	(1,059)	(1,726)
Net Short-Term Gains	(251)	—	—	—	—	—
Net Long-Term Gains	(81)	—	—	—	—	—
Total Distributions	(1,241)	(991)	(1,230)	(1,979)	(1,059)	(1,726)
Capital Share Transactions (1):
Shares Issued	10,501	12,442	6,816	13,151	9,969	16,307
Shares Issued in Lieu of Cash Distributions	1,058	863	1,027	1,694	975	1,630
Shares Redeemed	(4,670)	(14,702)	(5,349)	(14,617)	(6,178)	(18,516)
Net Increase (Decrease) from Capital Share Transactions	6,889	(1,397)	2,494	228	4,766	(579)
Total Increase (Decrease) in Net Assets	13,261	10,817	2,801	(385)	5,045	(1,145)
Net Assets
Beginning of Period	103,311	92,494	80,199	80,584	68,708	69,853
End of Period	$116,572	$103,311	$83,000	$80,199	$73,753	$68,708

(1) Shares Issued and Redeemed:
Shares Issued	725	952	696	1,339	1,026	1,672
Shares Issued in Lieu of Cash Distributions	76	67	106	173	101	167
Shares Redeemed	(324)	(1,124)	(547)	(1,490)	(636)	(1,900)
	477	(105)	255	22	491	(61)

Accumulated Net Investment Income (Loss)	$(58)	$401	$664	$622	$611	$551

See accompanying Notes to Financial Statements.

10

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.91		$12.28	$10.23	$8.74	$11.17	$12.14
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.19	0.10	0.13	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.94		1.57	2.08	1.59	(0.98)	0.90
Total from Investment Operations	1.00		1.76	2.18	1.72	(0.86)	1.15
Less Distributions
Net Investment Income	(0.12)		(0.13)	(0.13)	(0.12)	(0.13)	(0.25)
Net Realized Gains	(0.05)		—	—	(0.11)	(1.44)	(1.87)
Total Distributions	(0.17)		(0.13)	(0.13)	(0.23)	(1.57)	(2.12)
Net Asset Value, End of Period	$14.74		$13.91	$12.28	$10.23	$8.74	$11.17
Total Return	7.25	%(C)	14.44%	21.45%	20.18%	(8.86)%	10.74%
Net Assets, End of Period (thousands)	$116,572		$103,311	$92,494	$76,487	$71,336	$99,247
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.34%	0.35%	0.36%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.81	%(B)	1.43%	0.87%	1.39%	1.15%	1.53%

See accompanying Notes to Financial Statements.

11

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	LWAS/DFA Two-Year Fixed Income Portfolio							LWAS/DFA Two-Year Government Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$9.90	$10.17	$10.40	$10.25	$10.15	$9.75		$9.83	$10.13	$10.46	$10.37	$10.13
Income from Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.27	0.16	0.23	0.32	0.47	0.15	(A)	0.26	0.17	0.16	0.31	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04		(0.11)	(0.08)	(0.01)	0.18	0.16	0.03		(0.10)	(0.06)	0.06	0.16	0.29
Total from Investment Operations	0.19		0.16	0.08	0.22	0.50	0.63	0.18		0.16	0.11	0.22	0.47	0.76
Less Distributions
Net Investment Income	(0.15)		(0.24)	(0.14)	(0.22)	(0.35)	(0.53)	(0.15)		(0.24)	(0.15)	(0.20)	(0.34)	(0.52)
Net Realized Gains	—		—	(0.21)	(0.23)	—	—	—		—	(0.26)	(0.35)	(0.04)	—
Total Distributions	(0.15)		(0.24)	(0.35)	(0.45)	(0.35)	(0.53)	(0.15)		(0.24)	(0.41)	(0.55)	(0.38)	(0.52)
Net Asset Value, End of Period	$9.86		$9.82	$9.90	$10.17	$10.40	$10.25	$9.78		$9.75	$9.83	$10.13	$10.46	$10.37
Total Return	1.95	%(C)	1.65%	0.85%	2.15%	4.95%	6.46%	1.83	%(C)	1.67%	1.10%	2.11%	4.73%	7.79%
Net Assets, End of Period (thousands)	$83,000		$80,199	$80,584	$73,101	$82,184	$105,656	$73,753		$68,708	$69,853	$85,140	$85,609	$108,422
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.36%	0.38%	0.37%	0.35%	0.35%	0.33	%(B)	0.37%	0.36%	0.35%	0.35%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.13	%(B)	2.72%	1.65%	1.72%	3.09%	4.63%	3.10	%(B)	2.67%	1.63%	1.57%	2.88%	4.57%
Portfolio Turnover Rate	12	%(C)	48%	152%	171%	131%	58%	16	%(C)	44%	142%	216%	165%	113%

See accompanying Notes to Financial Statements.

12

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 2% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors/Trustees.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

13

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2006, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $10. The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	1

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$400	$3,350	$9,055	$8,005
LWAS/DFA Two-Year Government Portfolio	15,110	11,059	—	—

14

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Portfolios.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
LWAS/DFA U.S. High Book to Market Portfolio
2005	$991	—	—	$991
2004	935	—	$41	976
LWAS/DFA Two-Year Fixed Income Portfolio
2005	1,979	—	—	1,979
2004	2,531	$279	—	2,810
LWAS/DFA Two-Year Government Portfolio
2005	1,726	—	—	1,726
2004	2,936	—	—	2,936

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ Accumulated (Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$403	$82	—	$485
LWAS/DFA Two-Year Fixed Income Portfolio	623	—	$(924)	(301)
LWAS/DFA Two-Year Government Portfolio	551	—	(757)	(206)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	Total
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$924
LWAS/DFA Two-Year Government Portfolio	393	364	757

During the year ended November 30, 2005, LWAS/DFA U.S. High Book to Market utilized $359 (in thousands) of capital loss carryforwards to offset realized capital gains for federal income tax purposes.

15

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$85,320	$31,276	—	$31,276
LWAS/DFA Two-Year Fixed Income Portfolio	82,882	—	$(593)	(593)
LWAS/DFA Two-Year Government Portfolio	73,714	—	(521)	(521)

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the six months ended May 31, 2006.

16

I.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Paid-In Capital	$82,006	$83,934	$74,459
Accumulated Net Investment Income (Loss)	(58)	664	611
Accumulated Net Realized Gain (Loss) of Investment Securities	(7,288)	(1,005)	(796)
Unrealized Appreciation (Depreciation) of Investment Securities	41,912	(593)	(521)
Total Net Assets	$116,572	$83,000	$73,753

J.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Other:

At May 31, 2006, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	94%
LWAS/DFA Two-Year Fixed Income Portfolio	2	91
LWAS/DFA Two-Year Government Portfolio	1	82

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,187.40	0.47%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.59	0.47%	$2.37

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The DFA Investment Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (8,263,262 Shares, Cost $75,120) at Value†	$164,522
Receivable for Investment Securities Sold	67
Prepaid Expenses and Other Assets	11
Total Assets	164,600
LIABILITIES:
Payables:
Fund Shares Redeemed	67
Due to Advisor	1
Accrued Expenses and Other Liabilities	53
Total Liabilities	121
NET ASSETS	$164,479
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 100,000,000 Shares)	8,351,041
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.70

See accompanying Notes to Financial Statements.

20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$669
Expenses
Administrative Services Fees	8
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	150
Legal Fees	1
Audit Fees	1
Filing Fees	7
Shareholders' Reports	12
Other	1
Total Expenses	187
Net Investment Income (Loss)	482
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	3,904
Net Realized Gain (Loss) on Investment Securities Sold	147
Change in Unrealized Appreciation (Depreciation) of Investment Securities	21,472
Net Realized and Unrealized Gain (Loss)	25,523
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,005

See accompanying Notes to Financial Statements.

21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$482	$3,828
Capital Gain Distributions Received from Affiliated Investment Company	3,904	4,814
Net Realized Gain (Loss) on Investment Securities Sold	147	1,616
Change in Unrealized Appreciation (Depreciation) of Investment Securities	21,472	8,800
Net Increase (Decrease) in Net Assets Resulting from Operations	26,005	19,058
Distributions From:
Net Investment Income	(1,045)	(3,430)
Net Short-Term Gains	(634)	(168)
Net Long-Term Gains	(5,714)	(2,755)
Total Distributions	(7,393)	(6,353)
Capital Share Transactions (1):
Shares Issued	12,361	14,123
Shares Issued in Lieu of Cash Distributions	6,356	5,544
Shares Redeemed	(11,632)	(23,987)
Net Increase (Decrease) from Capital Share Transactions	7,085	(4,320)
Total Increase (Decrease) in Net Assets	25,697	8,385
Net Assets
Beginning of Period	138,782	130,397
End of Period	$164,479	$138,782
(1) Shares Issued and Redeemed:
Shares Issued	663	856
Shares Issued in Lieu of Cash Distributions	367	348
Shares Redeemed	(615)	(1,456)
	415	(252)
Accumulated Net Investment Income (Loss)	$(166)	$397

See accompanying Notes to Financial Statements.

22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.49		$15.93	$12.55	$9.61	$11.35	$14.47
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.48	0.27	0.24	0.30	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.09		1.87	3.63	3.07	(0.90)	(1.68)
Total from Investment Operations	3.15		2.35	3.90	3.31	(0.60)	(1.36)
Less Distributions
Net Investment Income	(0.13)		(0.43)	(0.51)	(0.24)	(0.34)	(0.33)
Net Realized Gains	(0.81)		(0.36)	(0.01)	(0.13)	(0.80)	(1.43)
Total Distributions	(0.94)		(0.79)	(0.52)	(0.37)	(1.14)	(1.76)
Net Asset Value, End of Period	$19.70		$17.49	$15.93	$12.55	$9.61	$11.35
Total Return	18.74	%(C)	15.32%	31.89%	35.96%	(5.76)%	10.97%
Net Assets, End of Period (thousands)	$164,479		$138,782	$130,397	$109,942	$89,140	$141,058
Ratio of Expenses to Average Net Assets (D)	0.47	%(B)	0.50%	0.52%	0.55%	0.54%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.61	%(B)	2.88%	1.88%	2.20%	2.15%	2.14%

See accompanying Notes to Financial Statements.

23

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 3% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

24

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $62. The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Portfolio.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2005	$3,598	$2,755	$6,353
2004	4,267	89	4,356

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$680	$5,706	$6,386

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

25

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$80,225	$89,402	$(5,105)	$84,297

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by Portfolio the under the line of credit with the international custodian bank during the six months ended May 31, 2006.

F.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$76,657	$(166)	$(1,414)	$89,402	$164,479

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, two shareholders held approximately 93% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

26

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

27

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Cap Value Series	21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%	4.8%	0.1%	6.2%	0.1%	0.0%	100.0%
The DFA International Value Series	17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%	11.8%	0.0%	4.3%	3.8%	0.2%	100.0%

28

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

30

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

31

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

32

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

33

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

34

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $797,943 and $1,369,914 of securities on loan, respectively)	$6,986,995	$5,842,326
Temporary Cash Investments at Value	884,743	1,511,185
Foreign Currencies at Value	—	25,721
Cash	1	15
Receivables:
Investment Securities Sold	—	4,365
Dividends, Interest, and Tax Reclaims	9,737	21,283
Securities Lending Income	118	2,544
Fund Shares Sold	8,595	5,968
Prepaid Expenses and Other Assets	21	17
Total Assets	7,890,210	7,413,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	822,465	1,487,065
Investment Securities Purchased	—	14,558
Fund Shares Redeemed	1,121	67
Due to Advisor	590	1,013
Accrued Expenses and Other Liabilities	217	252
Total Liabilities	824,393	1,502,955
NET ASSETS	$7,065,817	$5,910,469
SHARES OUTSTANDING $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	327,500,598	296,786,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.57	$19.91
Investments at Cost	$5,642,657	$4,206,102
Temporary Cash Investments at Cost	$884,743	$1,511,185
Foreign Currencies at Cost	$—	$25,616

See accompanying Notes to Financial Statements.

35

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $10,299, respectively)	$53,130	$99,083
Interest	4,070	5,864
Income from Securities Lending	617	5,799
Total Investment Income	57,817	110,746
Expenses
Investment Advisory Services Fees	3,231	5,345
Accounting & Transfer Agent Fees	331	278
Custodian Fees	158	472
Legal Fees	7	10
Audit Fees	37	29
Shareholders' Reports	24	16
Directors'/Trustees' Fees & Expenses	26	22
Other	39	63
Total Expenses	3,853	6,235
Net Investment Income (Loss)	53,964	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	285,070	77,435
Net Realized Gain (Loss) on Foreign Currency Transactions	—	305
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	104,453	674,593
Translation of Foreign Currency Denominated Amounts	—	738
Net Realized and Unrealized Gain (Loss)	389,523	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$443,487	$857,582

See accompanying Notes to Financial Statements.

36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,964	$75,708	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	285,070	200,126	77,435	132,514
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	104,453	400,320	674,593	292,697
Translation of Foreign Currency Denominated Amounts	—	—	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	443,487	676,154	857,582	520,726
Distributions From:
Net Investment Income	(32,326)	(79,209)	(21,717)	(111,684)
Net Short-Term Gains	(14,160)	—	(11,376)	(2,493)
Net Long-Term Gains	(186,026)	(3,972)	(115,306)	(104,987)
Total Distributions	(232,512)	(83,181)	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	905,579	1,391,582	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	227,002	79,551	139,465	211,691
Shares Redeemed	(109,326)	(152,432)	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	1,023,255	1,318,701	833,588	1,262,093
Total Increase (Decrease) in Net Assets	1,234,230	1,911,674	1,542,771	1,563,655
Net Assets
Beginning of Period	5,831,587	3,919,913	4,367,698	2,804,043
End of Period	$7,065,817	$5,831,587	$5,910,469	$4,367,698
Shares Issued	42,606	71,023	40,489	74,612
Shares Issued in Lieu of Cash Distributions	11,226	4,005	7,983	13,315
Shares Redeemed	(5,190)	(7,495)	(4,177)	(10,303)
	48,642	67,533	44,295	77,624
Accumulated Net Investment Income (Loss)	$31,294	$9,656	$83,876	$1,082

See accompanying Notes to Financial Statements.

37

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income from Investment
Operations
Net Investment Income (Loss)	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31		2.41	3.09	2.41	(1.43)	1.25
Total from Investment Operations	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	9	%(C)	9%	7%	7%	9%	6%

	The DFA International Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income from Investment
Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total from Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

38

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which two (the "Series") are presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing,

39

the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

40

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$124

The DFA International Value Series	101

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,301,652	$542,855
The DFA International Value Series	913,446	178,452

F.  Federal Income Taxes:

Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The DFA International Value Series	$(2,786)	$2,786

41

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series
2005	$79,209	$3,972	$83,181
2004	33,641	—	33,641
The DFA International Value Series
2005	114,177	104,987	219,164
2004	44,310	—	44,310

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$23,861	$185,837	$209,698
The DFA International Value Series	27,212	114,521	141,733

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $14,810 and $18,494, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$6,527,400	$1,612,460	$(268,122)	$1,344,338
The DFA International Value Series	5,717,470	1,693,922	(57,881)	1,636,041

G. Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
The U.S. Large Cap Value Series	$5,405,344	$31,294	$284,841	—	$1,344,338	—	$7,065,817
The DFA International Value Series	4,113,077	83,876	76,348	$305	1,636,329	$534	5,910,469

42

H.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

I.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	5.00%	$9,389	1	$1	$9,389
The DFA International Value Series	5.70%	2,509	2	1	3,791

There were no outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

43

J.  Securities Lending:

As of May 31, 2006, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

44

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of The U.S. Large Cap Value Series, The DFA International Value Series and LWAS/DFA Two-Year Government Portfolio compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the LWAS/DFA Two-Year Fixed Income Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of this Fund. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in

46

comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Funds were expected to experience a reduction in non-management fees charged by the Funds' administrator, custodian and transfer agent.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

47

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DFA053106-003S

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global 60/40 Portfolio

Global 25/75 Portfolio

Class R Shares

Institutional Class Shares

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

Page
DFA Investment Dimensions Group Inc.

Disclosure of Fund Expenses	78

Disclosure of Portfolio Holdings	80

Schedule of Investments/Summary Schedules of Portfolio Holdings

U.S. Core Equity 1 Portfolio	81

U.S. Core Equity 2 Portfolio	83

DFA Real Estate Securities Portfolio	85

Large Cap International Portfolio	87

International Core Equity Portfolio	91

Emerging Markets Core Equity Portfolio	95

DFA Five-Year Global Fixed Income Portfolio	98

Statements of Assets and Liabilities	100

Statements of Operations	102

Statements of Changes in Net Assets	104

Financial Highlights	106

Notes to Financial Statements	110

Voting Proxies on Fund Portfolio Securities	134

Dimensional Emerging Markets Value Fund Inc.

Disclosure of Fund Expenses	120

Disclosure of Portfolio Holdings	121

Summary Schedule of Portfolio Holdings	122

Statement of Assets and Liabilities	125

Statement of Operations	126

Statements of Changes in Net Assets	127

Financial Highlights	128

Notes to Financial Statements	129

Voting Proxies on Fund Portfolio Securities	134

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings
Investment Abbreviations

ADR	American Depositary Receipt

FNMA	Federal National Mortgage Association

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TIPS	U.S. Treasury Inflation-Protected Securities

Investment Footnotes

†	See Note B to Financial Statements.

††	Securities have been fair valued. See Note B to Financial Statements

**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.

#	Total or Partial Securities on Loan.

^	Denominated in local currency or the Euro, unless otherwise noted.

@	Security purchased with cash proceeds from Securities on Loan.

(r)	The adjustable rate shown is effective as of May 31, 2006.

(y)	The rate shown is the effective yield.

(c)	Face Amount Denominated in Canadian Dollars.

(d)	Face Amount Denominated in Denmark Krone.

(e)	Face Amount Denominated in Euro.

(j)	Face Amount Denominated in Japanese Yen.

(s)	Face Amount Denominated in Swedish Krona.

(f)	Face Amount Denominated in Swiss Francs.

(u)	Face Amount Denominated in U.S. Dollars.

Financial Highlights
(A)	Computed using average shares outstanding.

(B)	Annualized.

(C)	Non-Annualized.

(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A	Does not apply to this fund.

All Statements and Schedules
—	Amounts are either zero or rounded to zero.

REITs	Real Estate Investment Trusts

SEC	Securities and Exchange Commission

(a)	Commencement of Operations.

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

Global Equity Portfolio**	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return
Class R Shares	$1,000.00	$1,085.20	0.62%	$3.22
Institutional Class Shares	$1,000.00	$1,086.50	0.37%	$1.92
Hypothetical 5% Annual Return
Class R Shares	$1,000.00	$1,021.84	0.62%	$3.13
Institutional Class Shares	$1,000.00	$1,023.09	0.37%	$1.87

2

Global 60/40 Portfolio**	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return
Class R Shares	$1,000.00	$1,056.70	0.59%	$3.03
Institutional Class Shares	$1,000.00	$1,058.00	0.35%	$1.80
Hypothetical 5% Annual Return
Class R Shares	$1,000.00	$1,021.99	0.59%	$2.97
Institutional Class Shares	$1,000.00	$1,023.19	0.35%	$1.77
Global 25/75 Portfolio**
Actual Fund Return
Class R Shares	$1,000.00	$1,031.00	0.59%	$2.99
Institutional Class Shares	$1,000.00	$1,031.20	0.35%	$1.77
Hypothetical 5% Annual Return
Class R Shares	$1,000.00	$1,021.99	0.59%	$2.97
Institutional Class Shares	$1,000.00	$1,023.19	0.35%	$1.77

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global 60/40 Portfolio	100.0%
Global 25/75 Portfolio	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY PORTFOLIO

May 31, 2006
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc. (15,505,103 Shares)		$163,888,939
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (14,256,227 Shares)		152,684,191
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc. (10,119,069 Shares)		119,405,014
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (3,680,279 Shares)		61,865,490
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (2,780,618 Shares)		59,977,930
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		32,561,017
Investment in The DFA International Value Series of The DFA Investment Trust Company (1,371,625 Shares)		27,309,054
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (1,694,767 Shares)		21,794,704
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (727,590 Shares)		15,905,117
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (508,999 Shares)		13,707,343
Investment in Dimensional Emerging Markets Value Fund Inc. (154,753 Shares)		6,067,865
Investment in The Continental Small Company Series of The DFA Investment Trust Company		5,859,009
Investment in The Emerging Markets Series of The DFA Investment Trust Company		4,104,635
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,865,779
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,079,728
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		2,052,066
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,229,931
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $621,367,770)		694,357,812
	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,176,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,334,760) to be repurchased at $1,315,178 (Cost $1,315,000)	$1,315	1,315,000
TOTAL INVESTMENTS — (100.0%) (Cost $622,682,770)		$695,672,812

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 60/40 PORTFOLIO

MAY 31, 2006
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (8,905,382 Shares)		$91,547,327
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company (9,164,698 Shares)		91,372,039
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc. (6,848,007 Shares)		72,383,434
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (6,095,109 Shares)		65,278,617
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc. (3,928,785 Shares)		46,359,663
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (985,722 Shares)		21,262,024
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (966,217 Shares)		16,242,108
Investment in The DFA International Value Series of The DFA Investment Trust Company (516,107 Shares)		10,275,690
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (601,862 Shares)		7,739,945
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		6,450,217
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (242,468 Shares)		5,300,350
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (192,712 Shares)		5,189,734
Investment in Dimensional Emerging Markets Value Fund Inc. (56,385 Shares)		2,210,856
Investment in The Continental Small Company Series of The DFA Investment Trust Company		1,419,059
Investment in The Emerging Markets Series of The DFA Investment Trust Company		1,339,224
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,032,288
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		667,269
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		551,900
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		263,231
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $421,333,094)		446,884,975
	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $501,000 FHLMC Notes 4.00%, 09/22/09, valued at $568,635) to be repurchased at $560,076 (Cost $560,000)	$560	560,000
TOTAL INVESTMENTS — (100.0%) (Cost $421,893,094)		$447,444,975

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 25/75 PORTFOLIO

MAY 31, 2006
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company (2,922,712 Shares)		$29,139,439
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (2,831,821 Shares)		29,111,120
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (627,107 Shares)		6,716,316
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc (371,647 Shares)		3,928,309
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc. (330,632 Shares)		3,901,458
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (62,317 Shares)		1,047,549
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (42,601 Shares)		918,904
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (61,749 Shares)		794,092
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		721,804
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (14,448 Shares)		389,085
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (14,981 Shares)		327,485
Investment in The DFA International Value Series of The DFA Investment Trust Company (14,857 Shares)		295,803
Investment in The Continental Small Company Series of The DFA Investment Trust Company		138,549
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		88,176
Investment in The Emerging Markets Series of The DFA Investment Trust Company		74,525
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		72,204
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		44,767
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		39,355
Investment in Dimensional Emerging Markets Value Fund Inc. (1,003 Shares)		39,328
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $75,848,210)		77,788,268
	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $123,000 FHLMC Notes 4.00%, 09/22/09, valued at $139,605) to be repurchased at $137,019 (Cost $137,000)	$137	137,000
TOTAL INVESTMENTS — (100.0%) (Cost $75,985,210)		$77,925,268

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  May 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$694,358	$446,885	$77,788
Temporary Cash Investments at Value	1,315	560	137
Cash	1	1	—
Receivable for Fund Shares Sold	1,789	1,459	31
Prepaid Expenses and Other Assets	40	29	13
Total Assets	697,503	448,934	77,969
LIABILITIES:
Payables:
Investment Securities Purchased	1,241	486	44
Fund Shares Redeemed	450	539	20
Due to Advisor	47	27	4
Accrued Expenses and Other Liabilities	123	91	21
Total Liabilities	1,861	1,143	89
NET ASSETS	$695,642	$447,791	$77,880
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R Shares — based on net assets of $28,772, $8,037, and $3,740 and 2,142,935, 681,309 and 351,893 shares outstanding, respectively. (Authorized 100,000,000 Shares)	$13.43	$11.80	$10.63
Institutional Class Shares — based on net assets of $666,870, $439,754, and $74,140 and 49,541,243, 37,186,071 and 6,953,853 shares outstanding, respectively. (Authorized 100,000,000 Shares)	$13.46	$11.83	$10.66
Investments in Affiliated Investment Companies at Cost	$621,368	$421,333	$75,848
Temporary Cash Investments at Cost	$1,315	$560	$137

See accompanying Notes to Financial Statements.

8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$2,381	$2,786	$804
Dividends (Net of Foreign Taxes Withheld of $27, $8, and $1, respectively)	847	191	21
Interest	71	31	7
Income from Securities Lending	30	7	1
Expenses Allocated from Affiliated Investment Companies	(39)	(10)	(1)
Total Investment Income	3,290	3,005	832
Expenses
Administrative Services Fees	923	478	69
Accounting & Transfer Agent Fees	11	9	7
Shareholder Servicing Fees - Class R Shares	32	9	4
Legal Fees	4	2	1
Audit Fees	1	1	1
Filing Fees	32	27	13
Shareholders' Reports	70	37	8
Directors'/Trustees' Fees and Expenses	2	1	—
Other	2	2	—
Total Expenses	1,077	566	103
Fees Waived, Expenses Reimbursed and/or Previously Waived Fees Recovered by Advisor (Note C)	(650)	(340)	(49)
Net Expenses	427	226	54
Net Investment Income (Loss)	2,863	2,779	778
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	6,730	2,036	147
Net Realized Gain (Loss) on Investment Securities Sold	1,594	263	160
Net Realized Gain (Loss) on Futures	37	12	1
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,319	13,364	905
Translation of Foreign Currency Denominated Amounts	2	—	—
Futures	(115)	(36)	(3)
Deferred Thailand Capital Gains Tax	(6)	(2)	—
Net Realized and Unrealized Gain (Loss)	41,561	15,637	1,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,424	$18,416	$1,988

Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies)

See accompanying Notes to Financial Statements.

9

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Global Equity Portfolio		Global 60/40 Portfolio		Global 25/75 Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov.30, 2005	Six Months Ended May 31, 2006	Year Ended Nov.30, 2005	Six Months Ended May 31, 2006	Year Ended Nov.30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,863	$5,055	$2,779	$3,790	$778	$960
Capital Gain Distributions Received from Affiliated Investment Companies	6,730	2,737	2,036	889	147	117
Net Realized Gain (Loss) on Investment Securities Sold	1,594	15,155	263	5,420	160	466
Net Realized Gain (Loss) on Futures	37	(56)	12	(20)	1	(1)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(27)	—	(9)	—	(1)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,319	22,336	13,364	6,802	905	294
Translation of Foreign Currency Denominated Amounts	2	(4)	—	(1)	—	—
Futures	(115)	8	(36)	6	(3)	—
Deferred Thailand Capital Gains Tax	(6)	(58)	(2)	(19)	—	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,424	45,146	18,416	16,858	1,988	1,834
Distributions to Shareholders From:
Net Investment Income:
Class R Shares	(113)	(171)	(30)	(25)	(5)	(1)
Institutional Class Shares	(3,810)	(3,845)	(4,068)	(2,528)	(1,121)	(634)
Total Distributions From Net Investment Income	(3,923)	(4,016)	(4,098)	(2,553)	(1,126)	(635)
Net Realized Gains:
Class R Shares	(549)	(23)	(48)	(2)	(1)	—
Institutional Class Shares	(16,961)	(299)	(6,319)	(103)	(629)	(14)
Total Distributions From Net Realized Gains	(17,510)	(322)	(6,367)	(105)	(630)	(14)
Total Distributions to Shareholders	(21,433)	(4,338)	(10,465)	(2,658)	(1,756)	(649)
Capital Share Transactions:
Shares Issued	214,966	309,688	195,088	194,313	32,452	31,413
Shares Issued in Lieu of Cash Distributions	21,371	4,333	10,403	2,637	1,744	646
Shares Redeemed	(65,079)	(47,199)	(44,777)	(36,277)	(9,293)	(11,772)
Net Increase (Decrease) From Capital Share Transactions	171,258	266,822	160,714	160,673	24,903	20,287
Total Increase (Decrease) in Net Assets	194,249	307,630	168,665	174,873	25,135	21,472
Net Assets
Beginning of Period	501,393	193,763	279,126	104,253	52,745	31,273
End of Period	$695,642	$501,393	$447,791	$279,126	$77,880	$52,745
Accumulated Net Investment Income (Loss)	$140	$1,200	$68	$1,251	$(81)	$267

See accompanying Notes to Financial Statements.

10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Class R Shares

Global Equity Portfolio	Global 60/40 Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$12.90	$11.54	$10.00	$11.58	$10.83	$10.00
Income from Investment Operations
Net Investment Income	0.04	(A)	0.19	(A)	0.07	0.03	(A)	0.19	(A)	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02	1.33	1.54	0.61	0.73	0.84
Total from Investrment Operations	1.06	1.52	1.61	0.64	0.92	0.92
Less Distributions
Net Investment Income	(0.09)	(0.14)	(0.07)	(0.16)	(0.16)	(0.09)
Net Realized Gains	(0.44)	(0.02)	—	(0.26)	(0.01)	—
Total Distributions	(0.53)	(0.16)	(0.07)	(0.42)	(0.17)	(0.09)
Net Asset Value, End of Period	$13.43	$12.90	$11.54	$11.80	$11.58	$10.83
Total Return	8.52	%(C)	13.25%	16.18	%(C)	5.67	%(C)	8.57%	9.29	%(C)
Net Assets, End of Period (thousands)	$28,772	$16,092	$14,684	$8,037	$1,857	$1,912
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.71%	0.90	%(B)(E)	0.59	%(B)	0.70%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.84	%(B)	0.80%	0.94	%(B)(E)	0.77	%(B)	0.80%	1.28	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.55	%(B)	1.32%	0.82	%(B)(E)	0.49	%(B)	1.73%	0.94	%(B)(E)

Global 25/75 Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.62	$10.33	$10.00
Income from Investment Operations
Net Investment Income	—	(A)	0.20	(A)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32	0.25	0.37
Total from Investrment Operations	0.32	0.45	0.44
Less Distributions
Net Investment Income	(0.20)	(0.16)	(0.11)
Net Realized Gains	(0.11)	—	—
Total Distributions	(0.31)	(0.16)	(0.11)
Net Asset Value, End of Period	$10.63	$10.62	$10.33
Total Return	3.10	%(C)	4.47%	4.44	%(C)
Net Assets, End of Period (thousands)	$3,740	$46	$65
Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.79%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.74	%(B)	0.95%	6.00	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	(0.07	)%(B)	2.00%	1.03	%(B)(E)

See accompanying Notes to Financial Statements.

11

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Institutional Class Shares

Global Equity Portfolio	Global 60/40 Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$12.92	$11.56	$10.00	$11.60	$10.83	$10.00
Income from Investment Operations
Net Investment Income	0.06	(A)	0.25	(A)	0.09	0.09	(A)	0.22	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02	1.29	1.55	0.57	0.72	0.83
Total from Investrment Operations	1.08	1.54	1.64	0.66	0.94	0.94
Less Distributions
Net Investment Income	(0.10)	(0.16)	(0.08)	(0.17)	(0.16)	(0.11)
Net Realized Gains	(0.44)	(0.02)	—	(0.26)	(0.01)	—
Total Distributions	(0.54)	(0.18)	(0.08)	(0.43)	(0.17)	(0.11)
Net Asset Value, End of Period	$13.46	$12.92	$11.56	$11.83	$11.60	$10.83
Total Return	8.65	%(C)	13.47%	16.46	%(C)	5.80	%(C)	8.80%	9.41	%(C)
Net Assets, End of Period (thousands)	$666,870	$485,301	$179,079	$439,754	$277,269	$102,341
Ratio of Expenses to Average Net Assets (D)	0.37	%(B)	0.46%	0.67	%(B)(E)	0.35	%(B)	0.45%	0.65	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.59	%(B)	0.56%	0.71	%(B)(E)	0.52	%(B)	0.55%	0.83	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.95	%(B)	1.50%	1.08	%(B)(E)	1.47	%(B)	1.99%	1.18	%(B)(E)

Global 25/75 Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.65	$10.34	$10.00
Income from Investment Operations
Net Investment Income	0.22	(A)	0.24	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10	0.24	0.36
Total from Investrment Operations	0.32	0.48	0.47
Less Distributions
Net Investment Income	(0.20)	(0.17)	(0.13)
Net Realized Gains	(0.11)	—	—
Total Distributions	(0.31)	(0.17)	(0.13)
Net Asset Value, End of Period	$10.66	$10.65	$10.34
Total Return	3.12	%(C)	4.71%	4.73	%(C)
Net Assets, End of Period (thousands)	$74,140	$52,699	$31,208
Ratio of Expenses to Average Net Assets (D)	0.35	%(B)	0.47%	0.99	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.49	%(B)	0.71%	1.32	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.37	%(B)	2.33%	0.95	%(B)(E)

See accompanying Notes to Financial Statements.

12

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the "Global Funds") are presented in this section of the report.

The Global Funds achieve their investment objectives by investing in portfolios of The DFA Investment Trust Company ("ITC"), DFA Investment Dimensions Group Inc. ("IDG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

	Percentage of Ownership at May 31, 2006
Master Funds	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
The U.S. Large Company Series (ITC)	1%	—	—
The U.S. Large Cap Value Series (ITC)	1%	—	—
The U.S. Small Cap Series (ITC)	2%	1%	—
The DFA International Value Series (ITC)	1%	—	—
The Japanese Small Company Series (ITC)	—	—	—
The Asia Pacific Small Company Series (ITC)	—	—	—
The United Kingdom Small Company Series (ITC)	—	—	—
The Continental Small Company Series (ITC)	—	—	—
The Emerging Markets Series (ITC)	—	—	—
The Emerging Markets Small Cap Series (ITC)	—	—	—
The DFA Two-Year Global Fixed Income Series (ITC)	N/A	4%	1%
U.S. Core Equity 1 Portfolio (IDG)	42%	18%	1%
U.S. Core Equity 2 Portfolio (IDG)	29%	12%	1%
DFA Real Estate Securities Portfolio (IDG)	1%	—	—
Large Cap International Portfolio (IDG)	1%	—	—
International Core Equity Portfolio (IDG)	29%	11%	1%
Emerging Markets Core Equity Portfolio (IDG)	5%	2%	—
DFA Five-Year Global Fixed Income Portfolio (IDG)	N/A	5%	1%
Dimensional Emerging Markets Value Fund Inc. (DEM)	—	—	—

N/A – Global Fund does not hold any shares of Master Fund.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

13

1.  Security Valuation: The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (the "Partnerships") are organized as partnerships for federal income tax purposes. The Global Funds' investments reflect their proportionate interest in the net assets of those corresponding Partnerships. The shares of the remaining Master Funds held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are organized as regulated investment companies for federal income tax purposes.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged.

Class R Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses on investment securities, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Global Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Partnerships.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended May 31, 2006, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administrative services fee to the extent necessary to limit the proportionate share of the total combined administrative services fees paid by each of the Global Funds and investment advisory services fees paid by the Master Funds to the Advisor. Effective June 1, 2005, the Fee Waiver and Expense Assumption Agreement was amended to the rates shown below as a percentage of average net assets on an annualized basis:

	December 1, 2004 to May 31, 2005	Effective June 1, 2005
Global Equity Portfolio	0.35%	0.27%
Global 60/40 Portfolio	0.30%	0.25%
Global 25/75 Portfolio	0.25%	0.22%

14

The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The Advisor has also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds) of the Institutional Class Shares. Effective June 1, 2005, the Fee Waiver and Expense Assumption Agreement was amended to the rates shown below as a percentage of average net assets on an annualized basis:

	December 1, 2004 to May 31, 2005	Effective June 1, 2005
Global Equity Portfolio	0.70%	0.44%
Global 60/40 Portfolio	0.65%	0.41%
Global 25/75 Portfolio	0.60%	0.37%

The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior to June 1, 2005, the assumption of direct operating expenses of the Institutional Class Shares were limited to the amount equal to the total fees paid to the Advisor by the Institutional Class Shares (including the pass through of the investment advisory services fees paid to the Advisor by the Master Funds).

For the Class R Shares, the Advisor has contractually agreed to assume the direct operating expenses of the Class R Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees) of the Class R Shares. Effective June 1, 2005, the Fee Waiver and Expense Assumption Agreement was amended to the rates shown below as a percentage of average net assets on an annualized basis:

	December 1, 2004 to May 31, 2005	Effective June 1, 2005
Global Equity Portfolio	0.95%	0.69%
Global 60/40 Portfolio	0.95%	0.66%
Global 25/75 Portfolio	0.95%	0.62%

The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

At any time that the rate of the fees and annualized expenses of a Global Fund are less than the rates listed above for the Global Fund on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Global Fund's Institutional Class and Class R Shares' fees or expenses to exceed the fee or expense limitations listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. At May 31, 2006, the following previously waived fees and/or assumed expenses were subject to future reimbursement over various periods not exceeding May 31, 2009 (amounts in thousands):

	Class R Shares	Institutional Class Shares
Global Equity Portfolio	$46	$1,005
Global 60/40 Portfolio	13	607
Global 25/75 Portfolio	8	188

15

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $10. The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$12

Global 60/40 Portfolio	7

Global 25/75 Portfolio	1

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Global Equity Portfolio	—	$6	$(6)
Global 60/40 Portfolio	—	1	(1)
Global 25/75 Portfolio	$(1)	1	—

The tax character of dividends and distributions declared and paid during the year ended November 30, 2005, and from the period of December 24, 2003 to November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Total
Global Equity Portfolio
Year Ended November 30, 2005
Class R Shares	$194	$194
Institutional Class Shares	4,144	4,144
	4,338	4,338

16

	Net Investment Income and Short-Term Capital Gains	Return of Capital	Total
December 24, 2003 to November 30, 2004
Class R Shares	$92	—	$92
Institutional Class Shares	661	—	661
	753	—	753

Global 60/40 Portfolio
Year Ended November 30, 2005
Class R Shares	27	—	27
Institutional Class Shares	2,631	—	2,631
	2,658	—	2,658

December 24, 2003 to November 30, 2004
Class R Shares	17	—	17
Institutional Class Shares	456	—	456
	473	—	473

Global 25/75 Portfolio
Year Ended November 30, 2005
Class R Shares	1	—	1
Institutional Class Shares	648	—	648
	649	—	649

December 24, 2003 to November 30, 2004
Class R Shares	1	—	1
Institutional Class Shares	182	$4	186
	183	4	187

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
Global Equity Portfolio	$1,362	$16,556	$17,918
Global 60/40 Portfolio	1,332	6,092	7,424
Global 25/75 Portfolio	312	611	923

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of

17

November 30, 2005, the following Global Funds utilized capital loss carryforwards available to offset future realized capital gains (amounts in thousands):

Global Equity Portfolio	$1,150
Global 60/40 Portfolio	298
Global 25/75 Portfolio	21

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Global Funds received unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Global Equity Portfolio	$57	$40
Global 60/40 Portfolio	18	13
Global 25/75 Portfolio	2	1

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$622,796	$78,007	$(5,130)	$72,877
Global 60/40 Portfolio	422,044	28,246	(2,845)	25,401
Global 25/75 Portfolio	76,109	2,375	(559)	1,816

F.  Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2006		Year Ended November 30, 2005
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R Shares
Shares Issued	$14,328	1,107	$1,575	130
Shares Issued in Lieu of Cash Distributions	662	53	195	16
Shares Redeemed	(3,556)	(264)	(2,070)	(171)
Net Increase (Decrease)—Class R Shares	$11,434	896	$(300)	(25)
Institutional Class Shares
Shares Issued	$200,638	14,919	$308,113	25,432
Shares Issued in Lieu of Cash Distributions	20,709	1,644	4,138	344
Shares Redeemed	(61,523)	(4,575)	(45,129)	(3,712)
Net Increase (Decrease)—Institutional Class Shares	$159,824	11,988	$267,122	22,064

18

	Six Months Ended May 31, 2006		Year Ended November 30, 2005
	Amount	Shares	Amount	Shares
Global 60/40 Portfolio
Class R Shares
Shares Issued	$7,732	677	$296	27
Shares Issued in Lieu of Cash Distributions	78	7	26	2
Shares Redeemed	(1,912)	(163)	(494)	(45)
Net Increase (Decrease)—Class R Shares	$5,898	521	$(172)	(16)
Institutional Class Shares
Shares Issued	$187,356	16,026	$194,017	17,427
Shares Issued in Lieu of Cash Distributions	10,325	914	2,611	234
Shares Redeemed	(42,865)	(3,649)	(35,783)	(3,216)
Net Increase (Decrease)—Institutional Class Shares	$154,816	13,291	$160,845	14,445
Global 25/75 Portfolio
Class R Shares
Shares Issued	$4,612	444	$12	1
Shares Issued in Lieu of Cash Distributions	6	1	1	—
Shares Redeemed	(1,003)	(97)	(33)	(3)
Net Increase (Decrease)—Class R Shares	$3,615	348	$(20)	(2)
Institutional Class Shares
Shares Issued	$27,840	2,620	$31,401	2,994
Shares Issued in Lieu of Cash Distributions	1,738	167	645	62
Shares Redeemed	(8,290)	(783)	(11,739)	(1,124)
Net Increase (Decrease)—Institutional Class Shares	$21,288	2,004	$20,307	1,932

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities and Futures	Unrealized Appreciation (Depreciation) of Investment Securities, Foreign Currency and Futures	Unrealized Net Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Total Net Assets
Global Equity Portfolio	$615,515	$140	$7,061	$72,990	$1	$(65)	$695,642
Global 60/40 Portfolio	420,514	(68)	1,815	25,552	—	(22)	447,791
Global 25/75 Portfolio	75,821	(81)	201	1,940	—	(1)	77,880

H. Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal

19

Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings under this line of credit by the Global Funds were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Global Equity Portfolio	5.39%	$820	12	$1	$1,749
Global 60/40 Portfolio	5.29%	660	15	1	1,420
Global 25/75 Portfolio	5.35%	90	12	—	533

There were no outstanding borrowings by the Global Funds under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J.  Shareholder Servicing Fees:

The Class R Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R Shares.

K.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

L.  Other:

At May 31, 2006, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding shares
Global Equity Portfolio—Class R Shares	3	100%
Global Equity Portfolio—Institutional Class Shares	3	83%
Global 60/40 Portfolio—Class R Shares	3	100%
Global 60/40 Portfolio—Institutional Class Shares	2	64%
Global 25/75 Portfolio—Class R Shares	2	95%
Global 25/75 Portfolio—Institutional Class Shares	3	83%

21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor form the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Funds compared favorably with their peer groups. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Lipper Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to their peer funds and the industry at large. The Board also noted that, due to recent negotiations, the Funds were expected to experience a reduction in non-management fees charged by the Funds' administrator, custodian and transfer agent.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds

22

and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

23

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,026.30	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61

24

The U.S. Small Cap Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,078.10	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,080.70	0.14%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,153.30	0.19%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,193.90	0.13%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,285.20	0.16%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.16%	$0.81
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,098.90	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.21%	$1.06
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,165.90	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,018.70	0.08%	$0.40
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.08%	$0.40

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

25

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-
annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	10.4%	9.6%	9.9%	20.6%	12.3%	11.7%	15.0%
The U.S. Large Cap Value Series	21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%
The U.S. Small Cap Series	16.7%	3.5%	6.0%	13.5%	13.9%	15.9%	21.1%
The DFA International Value Series	17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%
The Japanese Small Company Series	22.8%	10.6%	1.0%	9.8%	3.8%	28.2%	12.2%
The Asia Pacific Small Company Series	21.9%	5.1%	6.9%	16.4%	5.1%	18.9%	6.4%
The United Kingdom Small Company Series	20.4%	4.4%	6.5%	18.8%	3.3%	31.0%	10.1%
The Continental Small Company Series	16.5%	6.6%	3.2%	18.1%	7.8%	26.2%	10.5%
The Emerging Markets Series	6.4%	9.3%	3.9%	22.7%	3.5%	7.3%	12.3%
The Emerging Small Cap Series	17.2%	11.7%	1.1%	12.3%	3.6%	17.1%	10.1%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.1%	0.9%	3.2%	3.3%	0.0%	100.0%
The U.S. Large Cap Value Series	4.8%	0.1%	6.2%	0.1%	0.0%	100.0%
The U.S. Small Cap Series	5.1%	0.5%	1.3%	2.5%	0.0%	100.0%
The DFA International Value Series	11.8%	0.0%	4.3%	3.8%	0.2%	100.0%
The Japanese Small Company Series	10.7%	0.0%	0.2%	0.7%	0.0%	100.0%
The Asia Pacific Small Company Series	16.0%	0.0%	1.1%	2.1%	0.1%	100.0%
The United Kingdom Small Company Series	3.7%	0.0%	0.9%	0.9%	0.0%	100.0%
The Continental Small Company Series	8.1%	0.0%	0.6%	2.1%	0.3%	100.0%
The Emerging Markets Series	15.7%	0.0%	14.5%	4.2%	0.2%	100.0%
The Emerging Small Cap Series	18.5%	0.0%	2.5%	2.8%	3.1%	100.0%

FIXED INCOME PORTFOLIO

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The DFA Two-Year Global Fixed Income Series	12.4%	10.8%	18.9%	46.4%	11.5%	100.0%

26

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*# Comcast Corp. Class A	808,000	$25,961,040	0.6%
Disney (Walt) Co.	832,200	25,382,100	0.6%
# Home Depot, Inc.	802,600	30,595,112	0.7%
Time Warner, Inc.	1,702,100	29,293,141	0.7%
Other Securities		340,086,934	7.6%
Total Consumer Discretionary		451,318,327	10.2%
Consumer Staples — (8.1%)
Altria Group, Inc.	788,500	57,047,975	1.3%
Coca-Cola Co.	778,300	34,268,549	0.8%
PepsiCo, Inc.	625,900	37,841,914	0.9%
Procter & Gamble Co.	1,242,600	67,411,050	1.5%
# Wal-Mart Stores, Inc.	943,800	45,727,110	1.0%
Other Securities		173,979,212	3.9%
Total Consumer Staples		416,275,810	9.4%
Energy — (8.4%)
Chevron Corp.	841,100	50,289,369	1.1%
ConocoPhillips	623,238	39,444,733	0.9%
Exxon Mobil Corp.	2,307,000	140,519,370	3.2%
# Schlumberger, Ltd.	446,400	29,270,448	0.7%
Other Securities		173,334,306	3.9%
Total Energy		432,858,226	9.8%
Financials — (17.4%)
# American Express Co.	467,600	25,418,736	0.6%
# American International Group, Inc.	980,600	59,620,480	1.3%
Bank of America Corp.	1,754,800	84,932,320	1.9%
Citigroup, Inc.	1,885,700	92,965,010	2.1%
# JPMorgan Chase & Co.	1,316,900	56,152,616	1.3%
Merrill Lynch & Co., Inc.	346,900	25,119,029	0.6%
Morgan Stanley	405,700	24,187,834	0.5%
The Goldman Sachs Group, Inc.	164,700	24,861,465	0.6%
U.S. Bancorp	680,400	21,003,948	0.5%
# Wachovia Corp.	613,000	32,795,500	0.7%
# Wells Fargo & Co.	633,200	42,025,484	0.9%
Other Securities		409,105,196	9.3%
Total Financials		898,187,618	20.3%
Health Care — (10.4%)
# Abbott Laboratories	581,300	24,821,510	0.6%
*# Amgen, Inc.	441,500	29,840,985	0.7%
Eli Lilly & Co.	426,900	22,045,116	0.5%
Johnson & Johnson	1,124,400	67,711,368	1.5%
# Medtronic, Inc.	456,000	23,023,440	0.5%
# Merck & Co., Inc.	826,300	27,507,527	0.6%
Pfizer, Inc.	2,779,900	65,772,434	1.5%
UnitedHealth Group, Inc.	512,400	22,525,104	0.5%
Wyeth	507,800	23,226,772	0.5%
Other Securities		228,086,977	5.2%
Total Health Care		534,561,233	12.1%

27

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
# 3M Co.	285,200	$23,859,832	0.5%
Boeing Co.	302,400	25,174,800	0.6%
# General Electric Co.	3,938,000	134,915,880	3.0%
United Parcel Service, Inc.	412,600	33,234,930	0.7%
United Technologies Corp.	383,600	23,982,672	0.5%
Other Securities		270,647,336	6.2%
Total Industrials		511,815,450	11.5%
Information Technology — (12.7%)
* Cisco Sytems, Inc.	2,323,700	45,730,416	1.0%
* Dell, Inc.	889,200	22,567,896	0.5%
*# Google, Inc.	76,400	28,407,048	0.6%
Hewlett-Packard Co.	1,068,600	34,601,268	0.8%
# Intel Corp.	2,222,600	40,051,252	0.9%
International Business Machines Corp.	592,100	47,308,790	1.1%
# Microsoft Corp.	3,357,400	76,045,110	1.7%
# Qualcomm, Inc.	625,800	28,292,418	0.6%
Other Securities		332,392,216	7.6%
Total Information Technology		655,396,414	14.8%
Materials — (2.6%)
Total Materials		134,089,872	3.0%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		39,586,411	0.9%
Telecommunication Services — (2.7%)
# AT&T, Inc.	1,465,800	38,198,748	0.9%
# BellSouth Corp.	679,200	22,936,584	0.5%
# Sprint Nextel Corp.	1,121,100	23,778,531	0.5%
# Verizon Communications, Inc.	1,105,800	34,512,018	0.8%
Other Securities		18,640,296	0.4%
Total Telecommunication Services		138,066,177	3.1%
Utilities — (2.8%)
Total Utilities		143,685,168	3.2%
TOTAL COMMON STOCKS		4,355,840,706	98.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210	4.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002	12.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000	1.5%
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,996,635,712)		$5,154,501,918	116.3%

See accompanying Notes to Financial Statements.

28

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

30

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (14.8%)
* Aztar Corp.	99,500	$5,160,070	0.2%
* Big Lots, Inc.	317,500	5,149,850	0.2%
*# DeVry, Inc.	190,400	4,664,800	0.2%
* Guess?, Inc.	120,480	4,995,101	0.2%
* LIFE TIME FITNESS, Inc.	98,300	4,497,225	0.2%
*# Payless ShoeSource, Inc.	192,100	5,125,228	0.2%
*# Sotheby's Holdings, Inc. Class A	170,100	4,550,175	0.2%
* The Children's Place Retail Stores, Inc.	77,900	4,531,443	0.2%
The Men's Wearhouse, Inc.	141,000	4,775,670	0.2%
Other Securities		497,507,151	14.9%
Total Consumer Discretionary		540,956,713	16.7%
Consumer Staples — (3.1%)
Flowers Foods, Inc.	163,437	4,751,114	0.2%
* NBTY, Inc.	188,100	4,931,982	0.2%
Other Securities		104,367,240	3.1%
Total Consumer Staples		114,050,336	3.5%
Energy — (5.3%)
* Hanover Compressor Co.	253,300	4,551,801	0.1%
* Oceaneering International, Inc.	74,400	5,580,000	0.2%
* TETRA Technologies, Inc.	194,400	5,651,208	0.2%
* Universal Compression Holdings, Inc.	83,949	4,879,116	0.2%
* Veritas DGC, Inc.	97,100	4,586,033	0.2%
* W-H Energy Services, Inc.	82,100	4,625,514	0.2%
Other Securities		163,979,458	4.9%
Total Energy		193,853,130	6.0%
Financials — (12.0%)
Hancock Holding Co.	94,429	5,093,500	0.2%
* Investment Technology Group, Inc.	110,000	5,203,000	0.2%
Texas Regional Bancshares, Inc. Class A	147,601	4,662,716	0.2%
Other Securities		422,587,893	12.9%
Total Financials		437,547,109	13.5%
Health Care — (12.3%)
Diagnostic Products Corp.	82,800	4,779,216	0.2%
*# Healthways, Inc.	96,000	5,101,440	0.2%
*# Nektar Therapeutics	243,683	4,871,223	0.2%
*# OSI Pharmaceuticals, Inc.	164,799	4,716,547	0.2%
Perrigo Co.	272,747	4,587,605	0.2%
* Ventana Medical Systems, Inc.	101,142	4,800,199	0.2%
Other Securities		422,224,463	12.7%
Total Health Care		451,080,693	13.9%
Industrials — (14.1%)
Acuity Brands, Inc.	120,700	4,815,930	0.2%
* Aviall, Inc.	98,800	4,658,420	0.2%
* Continental Airlines, Inc.	200,200	4,964,960	0.2%
* Corrections Corporation of America	93,200	4,767,180	0.2%
* EGL, Inc.	136,514	6,152,686	0.2%
Florida East Coast Industries, Inc.	89,200	4,942,572	0.2%
* General Cable Corp.	141,300	4,558,338	0.2%
* Genlyte Group, Inc.	65,645	4,580,708	0.2%
IKON Office Solutions, Inc.	371,160	4,795,387	0.2%

31

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Quanta Services, Inc.	308,500	$5,136,525	0.2%
* Shaw Group, Inc.	175,287	4,669,646	0.2%
Wabtec Corp.	133,200	4,658,004	0.2%
Other Securities		457,711,479	13.5%
Total Industrials		516,411,835	15.9%
Information Technology — (18.6%)
* Ansys, Inc.	89,488	4,513,775	0.2%
* Anteon International Corp.	94,700	5,210,394	0.2%
*# aQuantive, Inc.	189,125	4,688,409	0.2%
* CommScope, Inc.	154,000	4,501,420	0.2%
*# Gartner Group, Inc.	333,300	5,216,145	0.2%
* Interdigital Communications Corp.	159,600	4,524,660	0.2%
* Seagate Technology	245,088	5,722,805	0.2%
Other Securities		648,182,313	19.6%
Total Information Technology		682,559,921	21.0%
Materials — (4.5%)
* Hercules, Inc.	315,700	4,883,879	0.2%
* Oregon Steel Mills, Inc.	99,800	4,683,614	0.1%
Steel Dynamics, Inc.	103,975	6,039,908	0.2%
Other Securities		147,928,253	4.5%
Total Materials		163,535,654	5.0%
Other — (0.0%)
Total Other		5,972	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		14,938,370	0.5%
Telecommunication Services — (1.2%)
* SBA Communications Corp.	198,113	4,534,807	0.2%
Other Securities		38,506,196	1.1%
Total Telecommunication Services		43,041,003	1.3%
Utilities — (2.2%)
* Aquila, Inc.	1,082,900	4,667,299	0.1%
Other Securities		74,890,269	2.4%
Total Utilities		79,557,568	2.5%
TOTAL COMMON STOCKS		3,237,538,304	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,844	0.0%

32

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (11.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $343,267,000 FNMA, rates ranging from 5.237%(r) to 7.297%(r), maturities ranging from 04/01/34 to 12/01/35, valued at $129,026,830) to be repurchased at $125,282,164	$125,265	$125,264,662	3.8%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $741,793,434 FNMA, rates ranging from 4.50% to 5.50%, maturities ranging from 08/01/20 to 11/01/42, valued at $295,351,747) to be repurchased at $285,558,543	285,519	285,518,570	8.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $8,044,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,129,940) to be repurchased at $8,995,217	8,994	8,994,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		419,777,232	12.9%
TOTAL INVESTMENTS —(100.0%) (Cost $3,198,536,261)		$3,657,317,380	112.7%

See accompanying Notes to Financial Statements.

33

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

34

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

35

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

36

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

37

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.9%)
Consumer Discretionary — (17.3%)
Exedy Corp.	129,400	$4,370,221	0.3%
Gigas K's Denki Corp.	119,572	3,421,181	0.3%
Joint Corp.	107,200	3,265,879	0.2%
Nishimatsuya Chain Co., Ltd.	179,400	3,349,578	0.2%
Nissin Kogyo Co., Ltd.	175,200	3,171,786	0.2%
PanaHome Corp.	434,000	3,751,573	0.3%
# Paris Miki, Inc.	150,900	3,282,027	0.2%
# Right On Co., Ltd.	82,225	3,276,622	0.2%
Tokyo Dome Corp.	551,000	3,477,188	0.3%
# Yoshinoya D&C Co., Ltd.	1,834	3,566,085	0.3%
# Zensho Co., Ltd.	139,000	3,907,581	0.3%
Other Securities		276,722,829	19.6%
Total Consumer Discretionary		315,562,550	22.4%
Consumer Staples — (8.0%)
Aderans Co., Ltd.	121,950	3,384,751	0.2%
Heiwado Co., Ltd.	164,000	3,299,403	0.2%
# Kagome Co., Ltd.	259,700	3,356,708	0.2%
Katokichi Co., Ltd.	475,200	4,213,129	0.3%
Kirin Beverage Corp.	106,900	3,172,327	0.2%
Nippon Suisan Kaisha, Ltd.	723,000	3,651,471	0.3%
The Nisshin Oillio Group, Ltd.	445,000	3,309,669	0.2%
Other Securities		122,690,005	8.9%
Total Consumer Staples		147,077,463	10.5%
Energy — (0.8%)
Total Energy		13,993,133	1.0%
Financials — (7.4%)
Daibiru Corp.	288,000	3,236,042	0.2%
Other Securities		132,284,742	9.4%
Total Financials		135,520,784	9.6%
Health Care — (2.9%)
Kissei Pharmaceutical Co., Ltd.	176,000	3,221,292	0.2%
Miraca Holdings, Inc.	145,000	3,854,790	0.3%
Nipro Corp.	171,000	3,200,351	0.2%
# Rohto Pharmaceutical Co., Ltd.	298,000	3,318,748	0.2%
Other Securities		39,293,008	2.9%
Total Health Care		52,888,189	3.8%
Industrials — (21.4%)
Amano Corp.	211,000	3,312,484	0.2%
Central Glass Co., Ltd.	617,000	3,638,508	0.3%
Hitachi Transport System, Ltd.	323,000	3,161,490	0.2%
JFE Shoji Holdings, Inc.	665,000	3,365,072	0.2%
Makino Milling Machine Co., Ltd.	298,000	3,647,460	0.3%
Meitec Corp.	104,100	3,289,883	0.2%
Nachi-Fujikoshi Corp.	604,000	3,406,313	0.3%
# Nishimatsu Construction Co., Ltd.	816,000	3,251,985	0.2%
Nissha Printing Co., Ltd.	82,000	3,215,310	0.2%
# Okamura Corp.	326,000	3,368,984	0.2%
Okumura Corp.	604,000	3,365,733	0.2%
Ryobi, Ltd.	479,000	3,398,465	0.2%
UFJ Central Leasing Co., Ltd.	62,000	3,545,397	0.3%
# Union Tool Co.	58,800	3,376,236	0.2%
Other Securities		344,157,625	24.6%
Total Industrials		391,500,945	27.8%

38

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.3%)
Fuji Soft ABC, Inc.	106,000	$3,443,413	0.2%
Hitachi Kokusai Electric, Inc.	267,000	3,203,221	0.2%
Horiba, Ltd.	103,000	3,349,991	0.2%
Nichicon Corp.	260,200	3,266,659	0.2%
Other Securities		155,754,683	11.2%
Total Information Technology		169,017,967	12.0%
Materials — (8.2%)
# Daio Paper Corp.	331,000	3,349,188	0.2%
# Nihon Parkerizing Co., Ltd.	192,000	3,291,346	0.2%
Nippon Paint Co., Ltd.	711,000	3,342,483	0.2%
NOF Corp.	548,000	3,168,442	0.2%
Pacific Metals Co., Ltd.	538,000	3,181,353	0.2%
Shin-Etsu Polymer Co., Ltd.	212,000	3,235,486	0.2%
#* Toho Rayon Co., Ltd.	410,000	3,361,628	0.2%
# Tokai Carbon Co., Ltd.	557,000	3,403,629	0.2%
Yamato Kogyo Co., Ltd.	160,000	3,544,490	0.3%
Other Securities		119,327,455	8.7%
Total Materials		149,205,500	10.6%
Other — (0.0%)
Total Other		314,654	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,787,548	0.2%
Utilities — (0.5%)
Total Utilities		9,108,122	0.7%
TOTAL COMMON STOCKS		1,386,976,855	98.6%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $132,096,000 U.S. Treasury Bill 4.945%(y), 10/05/06; U.S. Treasury Bond 9.875%, 11/15/15; & U.S. Treasury Note 4.000%, 02/15/15, valued at $148,959,041) to be repurchased at $146,057,659	$146,038	146,037,782	10.4%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $527,322,814 U.S. STRIPS, rates ranging from 0% to 11.750%, maturities ranging from 08/15/08 to 08/15/22, valued at $290,700,555) to be repurchased at $285,038,950	285,000	285,000,000	20.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,393,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,391,055) to be repurchased at $8,267,118	8,266	8,266,000	0.6%
TOTAL TEMPORARY CASH INVESTMENTS		439,303,782	31.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,621,711,062)		$1,826,280,637	129.8%

See accompanying Notes to Financial Statements.

39

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (42.0%)
COMMON STOCKS — (41.9%)
ABB Grain, Ltd.	478,833	$2,590,536	0.5%
# Adelaide Bank, Ltd.	385,522	3,609,086	0.7%
Adelaide Brighton, Ltd.	1,891,665	3,576,398	0.6%
#* Austar United Communications, Ltd.	4,130,450	3,701,376	0.7%
# Australian Pipeline Trust	954,035	2,930,362	0.5%
#* Australian Worldwide Exploration, Ltd.	1,504,187	3,388,603	0.6%
# Bank of Queensland, Ltd.	322,009	3,349,132	0.6%
# Bendigo Bank, Ltd.	373,075	3,565,312	0.6%
# Centennial Coal, Ltd.	1,049,686	2,636,228	0.5%
# Coates Hire, Ltd.	853,737	3,943,396	0.7%
# Corporate Express Australia, Ltd.	608,493	2,868,031	0.5%
# Excel Coal, Ltd.	703,810	3,991,995	0.7%
FKP, Ltd.	666,816	2,789,082	0.5%
Flight Centre, Ltd.	328,031	2,445,469	0.4%
* Fortescue Metals Group, Ltd.	700,670	3,918,523	0.7%
# Futuris Corp., Ltd.	2,317,525	3,844,210	0.7%
# Great Southern Plantations, Ltd.	1,056,655	3,041,123	0.6%
# Gunns, Ltd.	1,153,555	2,594,821	0.5%
# GWA International, Ltd.	965,666	2,367,909	0.4%
#* Hardman Resources, Ltd.	2,238,098	2,875,552	0.5%
# Healthscope, Ltd.	804,302	2,646,325	0.5%
Incitec Pivot, Ltd.	199,199	3,301,662	0.6%
# Jones (David), Ltd.	1,489,968	3,139,480	0.6%
# Jubilee Mines NL	445,846	2,427,806	0.4%
Minara Resources, Ltd.	1,528,496	2,588,990	0.5%
New Hope Corp., Ltd.	2,558,257	2,561,292	0.5%
Pacific Brands, Ltd.	1,785,566	2,843,011	0.5%
Paperlinx, Ltd.	1,521,480	3,509,813	0.6%
Primary Health Care, Ltd.	415,200	3,663,091	0.7%
Ramsay Health Care, Ltd.	430,216	3,243,831	0.6%
Reece Australia, Ltd.	251,463	2,906,714	0.5%
Rural Press, Ltd.	402,729	3,260,650	0.6%
SFE Corp., Ltd.	334,655	3,941,571	0.7%
Smorgon Steel Group, Ltd.	2,984,722	2,991,791	0.5%
# Spotless Group, Ltd.	748,705	2,747,571	0.5%
# Ten Network Holdings, Ltd.	1,354,002	3,033,145	0.6%
# Timbercorp, Ltd.	954,660	2,675,939	0.5%
# Transfield Services, Ltd.	563,353	3,104,919	0.6%
# United Group, Ltd.	393,438	3,949,400	0.7%
Other Securities		169,874,008	30.2%
TOTAL COMMON STOCKS		292,438,153	52.4%
PREFERRED STOCKS — (0.1%)
Other Securities		481,838	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		85,509	0.0%
TOTAL — AUSTRALIA		293,005,500	52.5%
HONG KONG — (24.2%)
COMMON STOCKS — (24.2%)
Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,439,297	0.4%
# COFCO International, Ltd.	4,150,000	2,392,119	0.4%
First Pacific Co., Ltd.	6,992,000	2,864,864	0.5%

40

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Guangzhou Investment Co., Ltd.	15,476,000	$2,644,550	0.5%
# Li Ning Co., Ltd.	2,430,000	2,451,930	0.5%
Prime Success International Group, Ltd.	4,008,000	2,655,719	0.5%
Vtech Holdings, Ltd.	573,000	2,537,766	0.5%
Other Securities		150,890,783	27.0%
TOTAL COMMON STOCKS		168,877,028	30.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		83,584	0.0%
TOTAL — HONG KONG		168,960,612	30.3%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,553	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
New Zealand Refining Co., Ltd.	627,490	2,675,420	0.5%
Waste Management NZ, Ltd.	430,471	2,364,393	0.4%
Other Securities		18,655,422	3.4%
TOTAL COMMON STOCKS		23,695,235	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		30,676	0.0%
TOTAL — NEW ZEALAND		23,725,911	4.3%
SINGAPORE — (9.3%)
COMMON STOCKS — (9.3%)
Jaya Holdings, Ltd.	2,733,000	2,393,007	0.4%
Labroy Marine, Ltd.	3,343,000	2,614,655	0.5%
Other Securities		60,078,275	10.8%
TOTAL COMMON STOCKS		65,085,937	11.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,102	0.0%
TOTAL — SINGAPORE		65,123,039	11.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (21.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $62,611,000 U.S. Treasury Notes, rates ranging from 2.25% to 4.00%, maturities ranging from 08/31/06 to 03/15/10, valued at $62,275,559) to be repurchased at $61,061,998	$61,054	61,053,688	11.0%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $163,482,881 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/07 to 08/15/26, valued at $86,700,675) to be repurchased at $85,011,617	85,000	85,000,000	15.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,156,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,312,060) to be repurchased at $1,292,175	1,292	1,292,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		147,345,688	26.4%
TOTAL INVESTMENTS — (100.0%) (Cost $636,898,240)		$698,164,303	125.2%

See accompanying Notes to Financial Statements.

41

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.3%)
Consumer Discretionary — (20.2%)
Bellway P.L.C.	356,982	$7,531,518	0.8%
Bovis Homes Group P.L.C.	421,757	6,474,478	0.7%
First Choice Holidays P.L.C.	1,544,051	6,213,297	0.7%
Greene King P.L.C.	522,707	7,400,854	0.8%
* MyTravel Group P.L.C.	1,359,540	6,053,094	0.7%
Smith (WH) P.L.C.	635,227	5,194,561	0.6%
Taylor Nelson Sofres P.L.C.	1,507,323	6,637,528	0.7%
Other Securities		138,282,383	15.3%
Total Consumer Discretionary		183,787,713	20.3%
Consumer Staples — (4.4%)
Wolverhampton & Dudley Breweries P.L.C.	273,138	6,447,688	0.7%
Other Securities		33,345,299	3.7%
Total Consumer Staples		39,792,987	4.4%
Energy — (6.4%)
Burren Energy P.L.C.	421,226	6,408,906	0.7%
* Premier Oil P.L.C.	288,909	5,293,953	0.6%
* Soco International P.L.C.	273,929	6,408,988	0.7%
* Venture Production P.L.C.	434,519	5,440,618	0.6%
Wood Group (John) P.L.C.	1,504,358	6,605,897	0.7%
Other Securities		28,348,605	3.2%
Total Energy		58,506,967	6.5%
Financials — (18.6%)
Aberdeen Asset Management P.L.C.	2,149,614	6,634,867	0.7%
Brixton P.L.C.	952,536	8,577,563	0.9%
Collins Stewart Tullett P.L.C.	407,502	5,478,915	0.6%
Countrywide P.L.C.	617,070	5,551,023	0.6%
Derwent Valley Holdings P.L.C.	224,683	6,176,223	0.7%
Great Portland Estates P.L.C.	722,131	6,321,423	0.7%
* Henderson Group P.L.C.	3,637,354	5,237,801	0.6%
Hiscox P.L.C.	1,606,168	6,408,416	0.7%
London Merchant Securities P.L.C.	1,425,531	6,688,631	0.7%
Shaftesbury P.L.C.	572,839	5,302,244	0.6%
Other Securities		106,837,116	11.8%
Total Financials		169,214,222	18.6%
Health Care — (3.3%)
Total Health Care		29,702,127	3.3%
Industrials — (30.8%)
Arriva P.L.C.	505,679	5,098,412	0.6%
Ashtead Group P.L.C.	1,337,718	5,007,553	0.6%
Atkins (WS) P.L.C.	351,983	5,392,679	0.6%
Bodycote International P.L.C.	1,165,044	5,789,794	0.6%
Carillion P.L.C.	935,595	5,313,613	0.6%
* Charter P.L.C.	561,590	8,612,173	0.9%
Cookson Group P.L.C.	669,750	6,244,020	0.7%
Davis Service Group P.L.C.	601,460	5,018,370	0.6%
De La Rue P.L.C.	591,314	5,804,181	0.6%
* easyJet P.L.C.	1,032,000	6,733,672	0.7%
Enodis P.L.C.	1,616,238	5,661,206	0.6%
Forth Ports P.L.C.	158,722	4,997,332	0.6%

42

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Go-Ahead Group P.L.C.	162,870	$5,166,664	0.6%
Homeserve P.L.C.	220,422	6,631,147	0.7%
* Invensys P.L.C.	19,290,739	8,399,478	0.9%
Michael Page International P.L.C.	1,200,784	8,894,407	1.0%
Morgan Crucible Company P.L.C.	1,125,473	5,178,925	0.6%
* Regus Group P.L.C.	3,366,539	7,061,707	0.8%
SIG P.L.C.	445,720	7,035,216	0.8%
VT Group P.L.C.	636,999	5,650,114	0.6%
Weir Group P.L.C.	714,505	5,883,905	0.6%
Other Securities		150,052,080	16.5%
Total Industrials		279,626,648	30.8%
Information Technology — (10.1%)
Electrocomponents P.L.C.	1,147,422	5,448,900	0.6%
Halma P.L.C.	1,554,692	5,348,729	0.6%
Laird Group P.L.C.	685,436	5,176,198	0.6%
Misys P.L.C.	1,567,012	5,272,681	0.6%
Spectris P.L.C.	508,179	5,609,377	0.6%
Other Securities		64,697,441	7.1%
Total Information Technology		91,553,326	10.1%
Materials — (3.7%)
Total Materials		33,138,751	3.7%
Other — (0.0%)
Total Other		53,074	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		8,365,563	0.9%
Utilities — (0.9%)
Viridian Group P.L.C.	385,527	6,646,672	0.7%
Other Securities		1,868,682	0.2%
Total Utilities		8,515,354	0.9%
TOTAL COMMON STOCKS		902,256,732	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,359	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $18,433,226 U.S. STRIPS 0.0%, 05/15/27, valued at $6,053,287) to be repurchased at $5,935,403	$5,935	5,934,595	0.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $67,000 FHLMC Notes 4.00%, 09/22/09, valued at $76,045) to be repurchased at $74,010	74	74,000	0.0%
TOTAL TEMPORARY CASH INVESTMENTS		6,008,595	0.7%
TOTAL INVESTMENTS — (100.0%) (Cost $670,751,601)		$908,313,686	100.2%

See accompanying Notes to Financial Statements.

43

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
# Boehler-Uddeholm AG	26,152	$5,441,222	0.4%
Other Securities		32,222,981	2.1%
TOTAL — AUSTRIA		37,664,203	2.5%
BELGIUM — (2.8%)
COMMON STOCKS — (2.8%)
# Ackermans & Van Haaren SA	74,360	5,440,510	0.4%
Other Securities		49,566,158	3.3%
TOTAL — BELGIUM		55,006,668	3.7%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		55,963,449	3.7%
FINLAND — (4.1%)
COMMON STOCKS — (4.1%)
# Amer Sports Oyj Series A	257,810	5,312,051	0.4%
# Huhtamaki Oyj	298,450	5,349,999	0.4%
# KCI Konecranes Oyj	255,800	5,222,957	0.4%
Uponor Oyj Series A	192,000	5,562,504	0.4%
Other Securities		60,320,226	3.9%
TOTAL — FINLAND		81,767,737	5.5%
FRANCE — (9.6%)
COMMON STOCKS — (9.6%)
* Compagnie Generale de Geophysique SA	37,105	6,356,490	0.4%
# Fimalac SA	111,143	9,452,681	0.6%
# Nexans SA	64,840	5,020,998	0.3%
# SCOR SA	2,575,766	6,113,918	0.4%
# Somfy SA	22,900	5,489,044	0.4%
Other Securities		158,375,611	10.6%
TOTAL COMMON STOCKS		190,808,742	12.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,896	0.0%
TOTAL — FRANCE		190,817,638	12.7%
GERMANY — (9.0%)
COMMON STOCKS — (9.0%)
# Bilfinger Berger AG	111,099	6,798,592	0.5%
Douglas Holding AG	105,237	4,786,238	0.3%
K&S AG	55,500	4,647,152	0.3%
*# QIAGEN NV	388,783	5,484,895	0.4%
# Stada Arzneimittel AG	164,610	6,611,469	0.5%
*# United Internet AG	92,804	5,217,328	0.4%
Other Securities		146,879,892	9.6%
TOTAL COMMON STOCKS		180,425,566	12.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,373	0.0%
TOTAL — GERMANY		180,431,939	12.0%

44

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (3.7%)
COMMON STOCKS — (3.7%)
Bank of Greece	43,172	$5,472,159	0.4%
Other Securities		68,418,742	4.5%
TOTAL COMMON STOCKS		73,890,901	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		19,393	0.0%
TOTAL — GREECE		73,910,294	4.9%
IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
DCC P.L.C.	292,359	6,867,871	0.5%
* Dragon Oil P.L.C.	1,510,561	5,454,417	0.4%
FBD Holdings P.L.C.	132,521	6,092,892	0.4%
IAWS Group P.L.C.	368,887	6,577,198	0.4%
Other Securities		26,892,021	1.8%
TOTAL — IRELAND		51,884,399	3.5%
ITALY — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		114,604,521	7.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aalberts Industries NV	73,378	5,443,918	0.4%
*# Hagemeyer NV	1,576,607	7,790,801	0.5%
Koninklijke Bam Groep NV	264,205	5,637,401	0.4%
# Nutreco Holding NV	97,165	5,882,820	0.4%
Stork NV	86,944	4,753,027	0.3%
United Services Group NV	69,746	5,412,976	0.4%
Other Securities		85,013,910	5.6%
TOTAL — NETHERLANDS		119,934,853	8.0%
NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
# Prosafe ASA	88,380	5,068,717	0.3%
*# Tandberg Television ASA	253,830	4,617,214	0.3%
* Tgs-Nopec Geophysical Co. ASA	79,110	6,175,680	0.4%
# Tomra Systems ASA	616,328	5,819,032	0.4%
Other Securities		51,722,527	3.5%
TOTAL — NORWAY		73,403,170	4.9%
PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		16,762,270	1.1%
SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		68,152,275	4.6%
SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
* Capio AB, Goethenburg	258,500	4,743,000	0.3%
Elekta AB Series B	317,200	5,058,785	0.3%
JM AB	78,000	5,342,644	0.4%
# Meda AB Series A	255,575	4,827,820	0.3%
# Nobia AB	144,500	4,705,147	0.3%
Other Securities		102,942,075	6.9%
TOTAL COMMON STOCKS		127,619,471	8.5%

45

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$86,870	0.0%
TOTAL — SWEDEN		127,706,341	8.5%
SWITZERLAND — (12.1%)
COMMON STOCKS — (12.1%)
* Actelion, Ltd.	51,203	5,967,198	0.4%
Bank Sarasin & Cie Series B	1,778	4,755,924	0.3%
Converium Holding AG	546,150	6,507,164	0.4%
* Fischer (Georg) AG	11,518	5,215,884	0.4%
Kuoni Reisen Holding AG	13,794	7,551,819	0.5%
Lonza Group AG	116,082	7,933,657	0.5%
Phonak Holding AG	133,842	7,697,809	0.5%
* PSP Swiss Property AG	148,025	7,597,240	0.5%
Rieters Holdings AG	14,862	5,818,454	0.4%
* Sika AG	8,623	9,708,361	0.7%
Sulzer AG	14,002	10,058,354	0.7%
*# Unaxis Holding AG	27,910	7,862,349	0.5%
Valiant Holding AG	60,231	6,526,965	0.4%
Other Securities		148,015,731	9.9%
TOTAL COMMON STOCKS		241,216,909	16.1%
PREFERRED STOCKS — (0.0%)
Other Securities		945,732	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,204	0.0%
TOTAL — SWITZERLAND		242,176,845	16.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $283,910,000 U.S. Treasury Notes, rates ranging from 3.375% to 5.500%, maturities ranging from 02/15/08 to 11/15/13, valued at $279,736,746) to be repurchased at $274,288,139	$274,251	274,250,810	18.3%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $104,331,953 FHLMC 4.125%, 10/18/10; & FNMA 5.125%, 01/02/14, valued at $102,014,195) to be repurchased at $100,013,917	100,000	100,000,000	6.7%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $242,478,000 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 02/15/31; & U.S. Treasury Bond 7.25%, 05/15/16, valued at $132,600,869) to be repurchased at $130,017,767	130,000	130,000,000	8.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,063,495) to be repurchased at $1,047,142	1,047	1,047,000	0.1%
TOTAL TEMPORARY CASH INVESTMENTS		505,297,810	33.8%
TOTAL INVESTMENTS - (100.0%) (Cost $1,473,811,135)		$1,995,484,412	133.2%

See accompanying Notes to Financial Statements.

46

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$10,203,205	0.5%
BRAZIL — (11.4%)
COMMON STOCKS — (1.4%)
Other Securities		28,850,181	1.4%
PREFERRED STOCKS — (10.0%)
Banci Itau Holding Financeira SA	868,000	22,896,432	1.1%
Banco Bradesco SA	802,158	24,448,041	1.2%
Companhia Vale do Rio Doce Series A	1,853,760	35,680,371	1.7%
Gerdau SA	697,734	9,878,405	0.5%
Investimentos Itau SA	3,300,893	12,546,962	0.6%
Telecomunicacoes de Sao Paulo SA	621,100	11,710,253	0.6%
Other Securities		93,360,284	4.3%
TOTAL PREFERRED STOCKS		210,520,748	10.0%
TOTAL — BRAZIL		239,370,929	11.4%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Chile SA Sponsored ADR	295,998	12,002,719	0.6%
Empresa Nacional de Electricidad SA ADR	514,018	13,893,907	0.7%
Other Securities		29,981,108	1.4%
TOTAL — CHILE		55,877,734	2.7%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	12,053,984	0.6%
Other Securities		10,230,692	0.5%
TOTAL — CZECH REPUBLIC		22,284,676	1.1%
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
MOL Magyar Olaj- es Gazipari RT	168,429	17,251,235	0.8%
OTP Bank RT	386,220	12,847,890	0.6%
Other Securities		16,015,983	0.8%
TOTAL — HUNGARY		46,115,108	2.2%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Hindustan Lever, Ltd.	2,697,394	13,611,794	0.7%
Infosys Technologies, Ltd.	312,438	19,659,302	0.9%
ITC, Ltd.	3,899,423	13,899,511	0.7%
* Reliance Communication Ventures, Ltd.	1,721,955	9,955,023	0.5%
* Reliance Industries, Ltd.	1,721,955	35,447,787	1.7%
Tata Consultancy Services, Ltd.	252,326	9,716,899	0.5%
Other Securities		131,901,224	6.1%
TOTAL — INDIA		234,191,540	11.1%

47

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Telekomunikasi Indonesia Tbk	37,153,640	$28,563,541	1.4%
Other Securities		31,918,262	1.5%
TOTAL COMMON STOCKS		60,481,803	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,016	0.0%
TOTAL — INDONESIA		60,482,819	2.9%
ISRAEL — (5.0%)
COMMON STOCKS — (5.0%)
Bank Hapoalim B.M.	2,309,640	10,739,361	0.5%
Bank Leumi Le-Israel	2,802,069	10,511,698	0.5%
Israel Chemicals, Ltd.	2,410,526	10,237,606	0.5%
Teva Pharmaceutical Industries, Ltd.	313,280	11,510,157	0.6%
Teva Pharmaceutical Industries, Ltd. ADR	740,586	26,964,736	1.3%
Other Securities		35,612,392	1.6%
TOTAL — ISRAEL		105,575,950	5.0%
MALAYSIA — (5.0%)
COMMON STOCKS — (5.0%)
Tenaga Nasional Berhad	4,578,500	11,483,262	0.6%
Other Securities		92,785,173	4.4%
TOTAL — MALAYSIA		104,268,435	5.0%
MEXICO — (11.4%)
COMMON STOCKS — (11.4%)
America Movil S.A. de C.V. ADR	350,230	11,438,512	0.5%
America Movil S.A. de C.V. Series L	29,043,100	47,368,187	2.3%
* America Telecom S.A. de C.V. Series A	5,129,240	28,940,436	1.4%
Cementos de Mexico S.A. de C.V. Series B	2,030,410	11,533,044	0.6%
Cemex S.A. de C.V. ADR	237,500	13,530,375	0.6%
Telefonos de Mexico S.A. de C.V.	12,016,800	11,801,741	0.6%
Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	30,396,797	1.5%
Other Securities		82,839,138	3.8%
TOTAL — MEXICO		237,848,230	11.3%
PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		37,808,576	1.8%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		42,782,800	2.0%
SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
Anglo American Platinum Corp., Ltd.	356,886	31,545,519	1.5%
Anglogold, Ltd.	402,684	18,549,227	0.9%
FirstRand, Ltd.	7,981,316	21,056,053	1.0%
Impala Platinum Holdings, Ltd.	65,883	11,084,500	0.5%
MTN Group, Ltd.	1,873,381	15,490,592	0.7%
Standard Bank Group, Ltd.	1,390,592	16,132,405	0.8%
Telkom South Africa, Ltd.	879,553	18,703,587	0.9%
Other Securities		111,294,441	5.3%
TOTAL — SOUTH AFRICA		243,856,324	11.6%

48

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank	161,175	$13,041,055	0.6%
Korea Electric Power Corp.	495,290	20,345,035	1.0%
POSCO	46,060	11,987,075	0.6%
Samsung Electronics Co., Ltd.	77,768	50,042,458	2.4%
SK Telecom Co., Ltd.	56,085	13,293,972	0.6%
Other Securities		148,624,216	7.0%
TOTAL — SOUTH KOREA		257,333,811	12.2%
TAIWAN — (12.5%)
COMMON STOCKS — (12.5%)
Cathay Financial Holdings Co., Ltd.	8,064,529	17,652,914	0.8%
Hon Hai Precision Industry Co., Ltd.	3,195,839	20,488,437	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,830,278	1.9%
Other Securities		185,123,921	8.8%
TOTAL — TAIWAN		262,095,550	12.5%
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Advance Info Service Public Co., Ltd. (Foreign)	4,785,600	11,607,919	0.5%
Other Securities		32,439,980	1.6%
TOTAL — THAILAND		44,047,899	2.1%
TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	2,717,997	16,174,182	0.8%
Turkiye Garanti Bankasi A.S.	3,958,349	11,932,802	0.5%
Turkiye Is Bankasi A.S.	2,403,571	14,198,899	0.7%
Other Securities		42,167,265	2.0%
TOTAL — TURKEY		84,473,148	4.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,042,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,857,670) to be repurchased at $6,756,914	$6,756	6,756,000	0.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,298,566,336)		$2,095,372,734	99.7%

See accompanying Notes to Financial Statements.

49

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$2,104,632	0.3%
BRAZIL — (10.6%)
COMMON STOCKS — (1.0%)
Copesul Companhia Petroquimica do Sul	269,500	3,108,136	0.5%
* Perdigao SA	289,800	2,794,612	0.4%
Other Securities		1,028,217	0.1%
TOTAL COMMON STOCKS		6,930,965	1.0%
PREFERRED STOCKS — (9.6%)
Companhia Paranaense de Energia-Copel Series B	478,800,000	3,929,783	0.5%
* Electropaulo Metropolitana SA	69,600,000	2,678,659	0.4%
Embratel Participacoes SA	1,226,600,000	3,203,747	0.4%
Gol Linhas Aereas Inteligentes SA	86,900	2,718,796	0.4%
Klabin SA	1,681,000	3,598,249	0.5%
Lojas Americanas SA	132,090,369	4,649,010	0.7%
Metalurgica Gerdau SA	263,329	4,509,331	0.6%
* Net Servicos de Comunicacao SA	5,855,439	2,886,573	0.4%
Sadia SA	1,138,000	2,805,016	0.4%
Suzano Bahia Sul Papel e Celullose SA	372,242	2,140,895	0.3%
Tim Participacoes SA	1,691,540,950	4,110,902	0.6%
Ultrapar Participacoes SA	137,030	2,020,637	0.3%
* Vivo Participacoes SA	1,415,413	3,562,250	0.5%
Weg SA	1,359,100	4,731,137	0.7%
Other Securities		20,913,526	2.8%
TOTAL PREFERRED STOCKS		68,458,511	9.5%
TOTAL — BRAZIL		75,389,476	10.5%
CHILE — (2.0%)
COMMON STOCKS — (2.0%)
Corpbanca SA	466,016,129	2,359,797	0.3%
Empresas Iansa SA	9,232,481	2,571,312	0.4%
Other Securities		9,566,983	1.3%
TOTAL — CHILE		14,498,092	2.0%
HUNGARY — (1.1%)
COMMON STOCKS — (1.1%)
BorsodChem RT	214,341	2,407,254	0.3%
Other Securities		5,356,666	0.8%
TOTAL — HUNGARY		7,763,920	1.1%
INDIA — (12.0%)
COMMON STOCKS — (12.0%)
Adani Exports, Ltd.	505,334	1,974,362	0.3%
Other Securities		83,049,696	11.6%
TOTAL COMMON STOCKS		85,024,058	11.9%
PREFERRED STOCKS — (0.0%)
Other Securities		34,043	0.0%
TOTAL — INDIA		85,058,101	11.9%

50

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Astra Agro Lestari Tbk	4,860,000	$3,421,086	0.5%
PT Berlian Laju Tanker Tbk	11,737,700	2,328,230	0.3%
PT Kalbe Farma Tbk	14,904,238	2,118,356	0.3%
Other Securities		12,747,733	1.8%
TOTAL — INDONESIA		20,615,405	2.9%
ISRAEL — (5.4%)
COMMON STOCKS — (5.4%)
Ormat Industries, Ltd.	238,897	2,294,084	0.3%
Other Securities		35,949,642	5.0%
TOTAL COMMON STOCKS		38,243,726	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,713	0.0%
TOTAL — ISRAEL		38,280,439	5.3%
MALAYSIA — (8.6%)
COMMON STOCKS — (8.6%)
Other Securities		60,986,067	8.5%
PREFERRED STOCKS — (0.0%)
Other Securities		9,546	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,611	0.0%
TOTAL — MALAYSIA		60,998,224	8.5%
MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
Consorcio Ara S.A. de C.V.	1,015,200	4,206,506	0.6%
Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,429,664	0.5%
* Corporacion Geo S.A. de C.V. Series B	1,751,700	6,053,658	0.9%
Embotelladora Arca S.A. de C.V., Mexico	1,658,900	4,065,716	0.6%
* Empresas ICA S.A. de C.V	1,253,108	4,032,306	0.6%
Gruma S.A. de C.V. Series B	1,069,600	2,666,692	0.4%
Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	2,005,325	0.3%
Grupo Cementos de Chihuahua S.A. de C.V.	650,000	2,088,733	0.3%
* Industrias S.A. de C.V. Series B	1,185,148	2,990,297	0.4%
TV Azteca S.A. de C.V. Series A	3,832,700	2,365,238	0.3%
Other Securities		8,992,621	1.1%
TOTAL — MEXICO		42,896,756	6.0%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		8,979,554	1.2%
POLAND — (2.8%)
COMMON STOCKS — (2.8%)
* Echo Investment SA	26,204	2,068,868	0.3%
Other Securities		17,996,008	2.5%
TOTAL — POLAND		20,064,876	2.8%

51

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
Aeci, Ltd.	331,190	$2,873,352	0.4%
* African Rainbow Minerals, Ltd.	458,487	3,329,829	0.5%
Aveng, Ltd.	908,063	2,974,811	0.4%
Ellerine Holdings, Ltd.	255,500	3,113,583	0.4%
Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,316,381	0.3%
Illovo Sugar, Ltd.	689,480	2,050,826	0.3%
Investec, Ltd.	61,734	3,153,643	0.4%
Metropolitan Holdings, Ltd.	1,380,866	2,578,322	0.4%
Murray & Roberts Holdings, Ltd.	644,907	2,348,576	0.3%
Northam Platinum, Ltd.	397,201	2,165,838	0.3%
Reunert, Ltd.	278,728	2,689,667	0.4%
Santam, Ltd.	202,102	2,211,492	0.3%
Sun International, Ltd.	167,578	2,122,420	0.3%
Tongaat-Hulett Group, Ltd.	230,678	3,153,284	0.4%
Other Securities		49,628,215	7.0%
TOTAL — SOUTH AFRICA		86,710,239	12.1%
SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
Other Securities		87,903,067	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		120,345	0.0%
TOTAL — SOUTH KOREA		88,023,412	12.3%
TAIWAN — (13.8%)
COMMON STOCKS — (13.8%)
Other Securities		98,105,081	13.7%
THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		27,865,142	3.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		27,100	0.0%
TOTAL — THAILAND		27,892,242	3.9%
TURKEY — (4.7%)
COMMON STOCKS — (4.7%)
Aksigorta A.S.	583,604	2,014,283	0.3%
Other Securities		31,480,389	4.4%
TOTAL — TURKEY		33,494,672	4.7%
TOTAL INVESTMENTS — (100.0%) (Cost $541,236,013)		$710,875,121	99.2%

See accompanying Notes to Financial Statements.

52

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.4%)
BONDS — (1.4%)
BOS International Australia, Ltd. (c) 3.500%, 01/22/07	35,922	$32,419,483
AUSTRIA — (3.1%)
BONDS — (3.1%)
Austria, Republic of (f) 3.000%, 05/14/07	8,000	6,635,637
Oesterreichische Kontrollbank AG (u) 5.125%, 03/20/07	50,000	49,990,300
(f) 2.000%, 11/26/07	8,000	6,559,081
(f) 3.500%, 02/18/08	9,475	7,957,834
TOTAL — AUSTRIA		71,142,852
BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of 6.250%, 03/28/07	50,000	65,616,671
CANADA — (10.5%)
BONDS — (10.5%)
British Columbia, Province of (f) 2.125%, 03/26/08	10,000	8,201,658
Canada Housing Trust 5.100%, 09/15/07	53,100	48,649,530
Canadian Government 3.000%, 06/01/07	19,000	17,041,353
GE Capital Canada Funding Co. 5.300%, 07/24/07	60,000	54,989,196
Manitoba, Province of (u) 4.250%, 11/20/06	47,000	46,763,778
Ontario, Province of (u) 2.650%, 12/15/06	1,000	986,051
5.200%, 03/08/07	75,500	68,978,829
TOTAL — CANADA		245,610,395
DENMARK — (3.1%)
BONDS — (3.1%)
Denmark, Kingdom of 7.000%, 11/15/07	400,000	72,211,127
FRANCE — (7.1%)
BONDS — (7.1%)
Caisse D'Amortissement de la Dette Sociale 6.250%, 10/25/07	27,104	36,062,421
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,190,468
ERAP 3.375%, 04/25/08	38,850	49,739,450
French Government Note 4.750%, 07/12/07	50,000	65,120,707
Total Capital SA 3.500%, 01/28/08	9,000	11,542,223
TOTAL — FRANCE		166,655,269

	Face Amount^	Value†
	(000)
GERMANY — (13.1%)
BONDS — (13.1%)
Bayerische Landesbank 3.250%, 02/28/08	19,600	$24,998,740
BundesObligation 4.500%, 08/17/07	38,000	49,371,758
Depfa Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	11,936,162
Kreditanstalt Fuer Wiederaufbau 3.000%, 11/15/07	51,000	64,983,960
Landesbank Hessen-Thuringen Girozentrale (c) 5.375%, 12/28/06	16,393	14,954,613
(c) 4.000%, 06/04/07	33,183	29,969,898
Landeskreditbank Baden-Wuerttemberg-Foerderbank (u) 4.875%, 01/30/07	53,000	52,830,029
Landwirtschaftliche Rentenbank (u) 4.875%, 03/12/07	3,000	2,992,035
5.000%, 08/17/07	35,000	45,698,366
(f) 1.750%, 02/12/08	10,000	8,162,923
TOTAL — GERMANY		305,898,484
NETHERLANDS — (8.7%)
BONDS — (8.7%)
Bank Nederlandse Gemeenten (u) 4.500%, 12/14/06	43,000	42,813,294
2.875%, 05/15/07	13,500	17,246,613
Nederlandse Waterschapsbank NV (u) 6.875%, 10/26/06	10,000	10,049,880
Netherlands, Government of 3.000%, 07/15/07	53,000	67,711,643
Rabobank Nederland NV 3.625%, 01/22/08	50,000	64,331,368
TOTAL — NETHERLANDS		202,152,798
NORWAY — (1.1%)
BONDS — (1.1%)
Eksportfinans (e) 3.500%, 04/16/08	20,000	25,617,068
SPAIN — (2.4%)
BONDS — (2.4%)
Instituto de Credito Oficial (u) 4.625%, 11/29/06	56,000	55,770,960
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.5%)
BONDS — (11.5%)
Asian Development Bank (u) 4.875%, 02/05/07	51,500	51,343,852
Council of Europe Development Bank (u) 4.875%, 01/23/07	53,000	52,842,060
European Investment Bank (e) 2.625%, 10/15/07	54,000	68,588,926
Inter-American Development Bank (u) 6.625%, 03/07/07	10,600	10,702,396
(f) 3.000%, 10/22/07	25,460	21,178,069

53

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
International Finance Corp. (u) 4.750%, 04/30/07	7,700	$7,634,134
World Bank (International Bank for Reconstruction & Development) (u) 4.375%, 09/28/06	14,500	14,464,113
(c) 3.000%, 06/04/07	14,800	13,266,174
(j) 2.000%, 02/18/08	3,190,000	28,913,767
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		268,933,491
SWEDEN — (5.6%)
BONDS — (5.6%)
Swedish Export Credit Corp. (u) 4.625%, 11/06/06	23,000	22,922,858
(u) 2.875%, 01/26/07	35,000	34,506,045
Swedish Government 8.000%, 08/15/07	505,000	74,115,108
TOTAL — SWEDEN		131,544,011
UNITED KINGDOM — (4.8%)
BONDS — (4.8%)
Bank of England (e) 2.500%, 01/28/08	52,550	66,397,235
BP Capital Markets P.L.C. (u) 2.750%, 12/29/06	15,066	14,865,547
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	12,000	15,326,617
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	12,700	16,339,142
TOTAL — UNITED KINGDOM		112,928,541
UNITED STATES — (24.6%)
AGENCY OBLIGATIONS — (11.0%)
Federal Farm Credit Bank 2.750%, 09/29/06	28,060	27,838,017
Federal Home Loan Bank 2.625%, 10/16/06	66,000	65,375,574
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	63,000	80,765,774
Federal National Mortgage Association 4.375%, 10/15/06	69,000	68,807,559
(j) 1.750%, 03/26/08	1,450,000	13,118,103
TOTAL AGENCY OBLIGATIONS		255,905,027
BONDS — (11.1%)
Bank of America Corp. 5.250%, 02/01/07	57,700	57,658,110
General Electric Capital Corp. 5.000%, 02/15/07	15,985	15,956,195
5.375%, 03/15/07	6,200	6,202,133
(e) 5.125%, 06/20/07	5,870	7,651,978
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	53,000	52,199,223
Pfizer, Inc. (j) 0.800%, 03/18/08	7,528,000	66,786,126
Toyota Motor Credit Corp. (e) 4.125%, 01/16/07	10,000	12,885,853
(f) 2.000%, 11/13/07	12,900	10,581,822

	Face Amount^	Value†
	(000)
US Bank NA 2.850%, 11/15/06	30,891	$30,553,839
TOTAL BONDS		260,475,279
CERTIFICATE OF DEPOSIT INTEREST BEARING — (2.1%)
Wells Fargo Bank NA 4.850%, 01/30/07	50,000	49,708,740
COMMERCIAL PAPER — (0.4%)
Ixis Commercial Paper 4.800%, 09/06/06	8,400	8,283,846
TOTAL — UNITED STATES		574,372,892
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,990,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,528,650) to be repurchased at $4,461,603	4,461	4,461,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,279,503,285)		$2,335,335,042

See accompanying Notes to Financial Statements.

54

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series
ASSETS:
Investments at Value (including $715,046, $797,943, $392,027, and $1,369,914 of securities on loan, respectively)	$4,355,841	$6,986,995	$3,237,540	$5,842,326
Temporary Cash Investments at Value	798,661	884,743	419,777	1,511,185
Foreign Currencies at Value	—	—	—	25,721
Cash	3,072	1	23	15
Receivables:
Investment Securities Sold	—	—	4,442	4,365
Dividends, Interest, and Tax Reclaims	9,294	9,737	1,492	21,283
Class Action Gain	—	—	18	—
Securities Lending Income	44	118	557	2,544
Fund Shares Sold	3,439	8,595	187	5,968
Fund Margin Variation	590	—	—	—
Prepaid Expenses and Other Assets	22	21	9	17
Total Assets	5,170,963	7,890,210	3,664,045	7,413,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	733,549	822,465	410,783	1,487,065
Investment Securities Purchased	4,218	—	682	14,558
Fund Shares Redeemed	230	1,121	6,263	67
Due to Advisor	93	590	84	1,013
Accrued Expenses and Other Liabilities	195	217	119	252
Total Liabilities	738,285	824,393	417,931	1,502,955
NET ASSETS	$4,432,678	$7,065,817	$3,246,114	$5,910,469

SHARES OUTSTANDING $0.01 PAR VALUE	N/A	327,500,598	193,152,585	296,786,398

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$21.57	$16.81	$19.91

Investments at Cost	$3,197,975	$5,642,657	$2,778,759	$4,206,102

Temporary Cash Investments at Cost	$798,661	$884,743	$419,777	$1,511,185

Foreign Currencies at Cost	$—	$—	$—	$25,616

See accompanying Notes to Financial Statements.

55

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $399,933, $123,319, $4,213, and $473,115 of securities on loan, respectively)	$1,386,977	$550,819	$902,305	$1,490,187
Temporary Cash Investments at Value	439,304	147,346	6,009	505,298
Foreign Currencies at Value	909	1,580	1,523	4,385
Cash	15	16	16	16
Receivables:
Investment Securities Sold	2,515	3,713	—	498
Dividends, Interest, and Tax Reclaims	8,384	1,157	3,399	2,791
Securities Lending Income	799	161	5	597
Fund Shares Sold	897	705	244	315
Prepaid Expenses and Other Assets	4	1	3	4
Total Assets	1,839,804	705,498	913,504	2,004,091
LIABILITIES:
Payables:
Upon Return of Securities Loaned	431,038	146,054	5,935	504,251
Investment Securities Purchased	1,980	1,604	817	1,505
Due to Advisor	124	48	77	129
Accrued Expenses and Other Liabilities	67	54	30	79
Total Liabilities	433,209	147,760	6,859	505,964
NET ASSETS	$1,406,595	$557,738	$906,645	$1,498,127

Investments at Cost	$1,182,407	$489,553	$664,743	$968,513

Temporary Cash Investments at Cost	$439,304	$147,346	$6,009	$505,298

Foreign Currencies at Cost	$887	$1,565	$1,540	$4,277

See accompanying Notes to Financial Statements.

56

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value	$2,088,617	$710,875	$2,330,874
Temporary Cash Investments at Value	6,756	—	4,461
Foreign Currencies at Value	284	212	36,274
Cash	15	—	16
Receivables:
Investment Securities Sold	2,183	44	—
Dividends, Interest, and Tax Reclaims	7,266	2,209	38,319
Fund Shares Sold	155	5,600	1,029
Unrealized Gain on Forward Currency Contracts	—	—	434
Prepaid Expenses and Other Assets	7	3	1,038
Total Assets	2,105,283	718,943	2,412,445
LIABILITIES:
Payables:
Investment Securities Purchased	—	646	36,457
Fund Shares Redeemed	709	—	—
Due to Advisor	196	128	98
Loan Payable	—	208	—
Unrealized Loss on Forward Currency Contracts	—	—	11,005
Deferred Thailand Capital Gains Tax	2,869	945	—
Accrued Expenses and Other Liabilities	241	90	552
Total Liabilities	4,015	2,017	48,112
NET ASSETS	$2,101,268	$716,926	$2,364,333

SHARES OUTSTANDING $0.01 PAR VALUE	N/A	N/A	237,109,678

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.97

Investments at Cost	$1,291,810	$541,236	$2,275,042

Temporary Cash Investments at Cost	$6,756	$—	$4,461

Foreign Currencies at Cost	$287	$215	$36,514

See accompanying Notes to Financial Statements.

57

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $10,299, respectively)	$40,943	$53,130	$13,843	$99,083
Interest	2,894	4,070	488	5,864
Income from Securities Lending	292	617	3,153	5,799
Total Investment Income	44,129	57,817	17,484	110,746
Expenses
Investment Advisory Services Fees	550	3,231	478	5,345
Accounting & Transfer Agent Fees	229	331	168	278
Custodian Fees	46	158	92	472
Legal Fees	9	7	6	10
Audit Fees	27	37	19	29
S&P 500® Fees	41	—	—	—
Shareholders' Reports	20	24	13	16
Directors'/Trustees' Fees & Expenses	15	26	13	22
Other	32	39	22	63
Total Expenses	969	3,853	811	6,235
Net Investment Income (Loss)	43,160	53,964	16,673	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	285,070	125,130	77,435
Net Realized Gain (Loss) on Futures	4,621	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	104,453	80,116	674,593
Futures	(3,210)	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	738
Net Realized and Unrealized Gain (Loss)	67,299	389,523	205,246	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,459	$443,487	$221,919	$857,582

See accompanying Notes to Financial Statements.

58

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $681, $128, $0, and $3,246, respectively)	$9,050	$8,542	$12,538	$20,092
Interest	206	84	94	359
Income from Securities Lending	3,983	735	47	2,190
Total Investment Income	13,239	9,361	12,679	22,641
Expenses
Investment Advisory Services Fees	688	246	404	644
Accounting & Transfer Agent Fees	81	37	53	76
Custodian Fees	160	161	43	276
Legal Fees	2	1	1	2
Audit Fees	8	2	4	7
Shareholders' Reports	4	—	2	4
Directors'/Trustees' Fees & Expenses	6	2	3	5
Other	16	5	6	14
Total Expenses	965	454	516	1,028
Net Investment Income (Loss)	12,274	8,907	12,163	21,613
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	43,076	18,375	11,119	27,568
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(23)	204	115
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	37,986	109,911	245,660
Translation of Foreign Currency Denominated Amounts	486	(11)	68	90
Net Realized and Unrealized Gain (Loss)	76,392	56,327	121,302	273,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,666	$65,234	$133,465	$295,046

See accompanying Notes to Financial Statements.

59

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,769, $718, and $0, respectively)	$30,600	$10,536	—
Interest	273	168	$34,793
Total Investment Income	30,873	10,704	34,793
Expenses
Investment Advisory Services Fees	1,094	677	553
Accounting & Transfer Agent Fees	121	46	122
Custodian Fees	1,036	469	119
Legal Fees	4	1	6
Audit Fees	12	4	13
Shareholders' Reports	6	—	8
Directors'/Trustees' Fees & Expenses	9	3	8
Other	49	8	12
Total Expenses	2,331	1,208	841
Net Investment Income (Loss)	28,542	9,496	33,952
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	13,585	25,061	(8,195)
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(86)	(52,805)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	54,710	73,443
Translation of Foreign Currency Denominated Amounts	(170)	(59)	(4,010)
Deferred Thailand Capital Gains Tax	734	(335)	—
Net Realized and Unrealized Gain (Loss)	149,790	79,291	8,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,332	$88,787	$42,385

See accompanying Notes to Financial Statements.

60

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Series		The DFA International Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,160	$72,280	$53,964	$75,708	$16,673	$24,657	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(28,767)	285,070	200,126	125,130	235,770	77,435	132,514
Net Realized Gain (Loss) on Futures	4,621	5,427	—	—	—	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	274,881	104,453	400,320	80,116	11,172	674,593	292,697
Futures	(3,210)	(507)	—	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,459	323,314	443,487	676,154	221,919	271,599	857,582	520,726
Distributions From:
Net Investment Income	—	—	(32,326)	(79,209)	(9,377)	(29,151)	(21,717)	(111,684)
Net Short-Term Gains	—	—	(14,160)	—	(34,286)	(18,607)	(11,376)	(2,493)
Net Long-Term Gains	—	—	(186,026)	(3,972)	(153,072)	(94,497)	(115,306)	(104,987)
Total Distributions	—	—	(232,512)	(83,181)	(196,735)	(142,255)	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	—	—	905,579	1,391,582	198,938	573,230	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	—	—	227,002	79,551	194,569	141,201	139,465	211,691
Shares Redeemed	—	—	(109,326)	(152,432)	(66,976)	(270,466)	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	—	—	1,023,255	1,318,701	326,531	443,965	833,588	1,262,093
Transactions in Interest:
Contributions	416,349	841,720	—	—	—	—	—	—
Withdrawals	(332,842)	(420,241)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	83,507	421,479	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	193,966	744,793	1,234,230	1,911,674	351,715	573,309	1,542,771	1,563,655
Net Assets
Beginning of Period	4,238,712	3,493,919	5,831,587	3,919,913	2,894,399	2,321,090	4,367,698	2,804,043
End of Period	$4,432,678	$4,238,712	$7,065,817	$5,831,587	$3,246,114	$2,894,399	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	42,606	71,023	11,640	36,505	40,489	74,612
Shares Issued in Lieu of Cash Distributions	N/A	N/A	11,226	4,005	12,510	9,104	7,983	13,315
Shares Redeemed	N/A	N/A	(5,190)	(7,495)	(4,027)	(16,851)	(4,177)	(10,303)
	N/A	N/A	48,642	67,533	20,123	28,758	44,295	77,624
Accumulated Net Investment Income (Loss)	N/A	N/A	$31,294	$9,656	$8,583	$1,287	$83,876	$1,082

See accompanying Notes to Financial Statements.

61

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,274	$12,930	$8,907	$15,428	$12,163	$15,787	$21,613	$18,511
Net Realized Gain (Loss) on Investment Securities Sold	43,076	24,072	18,375	15,727	11,119	14,748	27,568	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(553)	(23)	33	204	(335)	115	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	202,804	37,986	77	109,911	30,824	245,660	17,382
Translation of Foreign Currency Denominated Amounts	486	(324)	(11)	(11)	68	(3)	90	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,666	238,929	65,234	31,254	133,465	61,021	295,046	134,024
Transactions in Interest:
Contributions	192,965	327,851	102,484	96,480	136,030	215,506	234,303	232,255
Withdrawals	(26,465)	(20,483)	(5,903)	(14,810)	(5,888)	(11,252)	(13,160)	(38,985)
Net Increase (Decrease) from Transactions in Interest	166,500	307,368	96,581	81,670	130,142	204,254	221,143	193,270
Total Increase (Decrease) in Net Assets	255,166	546,297	161,815	112,924	263,607	265,275	516,189	327,294
Net Assets
Beginning of Period	1,151,429	605,132	395,923	282,999	643,038	377,763	981,938	654,644
End of Period	$1,406,595	$1,151,429	$557,738	$395,923	$906,645	$643,038	$1,498,127	$981,938

See accompanying Notes to Financial Statements.

62

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,542	$54,628	$9,496	$9,988	$33,952	$55,719
Net Realized Gain (Loss) on Investment Securities Sold	13,585	36,298	25,061	14,368	(8,195)	(11,188)
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(1,337)	(86)	(730)	(52,805)	10,253
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	317,021	54,710	60,507	73,443	(11,917)
Translation of Foreign Currency Denominated Amounts	(170)	(14)	(59)	(37)	(4,010)	(7,000)
Deferred Thailand Capital Gains Tax	734	73	(335)	(82)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	178,332	406,669	88,787	84,014	42,385	35,867
Distributions From:
Net Investment Income	—	—	—	—	(9,324)	(63,320)
Return of Capital	—	—	—	—	—	(4,594)
Total Distributions	—	—	—	—	(9,324)	(67,914)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	281,581	390,509
Shares Issued in Lieu of Cash Distributions	—	—	—	—	9,110	67,700
Shares Redeemed	—	—	—	—	(27,654)	(65,059)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	263,037	393,150
Transactions in Interest:
Contributions	309,108	397,412	112,706	230,557	—	—
Withdrawals	(238,737)	(111,778)	(29,838)	(7,165)	—	—
Net Increase (Decrease) from Transactions in Interest	70,371	285,634	82,868	223,392	—	—
Total Increase (Decrease) in Net Assets	248,703	692,303	171,655	307,406	296,098	361,103
Net Assets
Beginning of Period	1,852,565	1,160,262	545,271	237,865	2,068,235	1,707,132
End of Period	$2,101,268	$1,852,565	$716,926	$545,271	$2,364,333	$2,068,235
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	28,495	39,260
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	925	6,844
Shares Redeemed	N/A	N/A	N/A	N/A	(2,803)	(6,538)
	N/A	N/A	N/A	N/A	26,617	39,566
Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	$29,857	$5,229

See accompanying Notes to Financial Statements.

63

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series							The U.S. Large Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income From
Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—	1.31		2.41	3.09	2.41	(1.43)	1.25
Total From Investment Operations	—		—	—	—	—	—	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	—		—	—	—	—	—	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	—		—	—	—	—	—	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	—		—	—	—	—	—	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	2.63	%(C)	8.51%	12.77%	15.05%	(16.59)%	(12.30)%	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$4,432,678		$4,238,712	$3,493,919	$3,000,997	$2,623,557	$2,831,650	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.05%	0.05%	0.05%	0.05%	0.05%	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.87%	1.99%	1.75%	1.53%	1.26%	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	2	%(C)	6%	2%	8%	11%	8%	9	%(C)	9%	7%	7%	9%	6%

See accompanying Notes to Financial Statements.

64

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Small Cap Series							The DFA International Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.73		$16.09	$13.84	$9.93	$11.08	$11.67	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income From
Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.15	0.12	0.08	0.09	0.10	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12		1.44	2.22	3.92	(1.00)	1.24	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total From Investment Operations	1.21		1.59	2.34	4.00	(0.91)	1.34	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.05)		(0.18)	(0.08)	(0.09)	(0.10)	(0.10)	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(1.08)		(0.77)	(0.01)	—	(0.14)	(1.83)	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(1.13)		(0.95)	(0.09)	(0.09)	(0.24)	(1.93)	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$16.81		$16.73	$16.09	$13.84	$9.93	$11.08	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	7.81	%(C)	10.40%	16.99%	40.32%	(8.42)%	13.08%	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$3,246,114		$2,894,399	$2,321,090	$1,468,486	$851,901	$991,082	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.07%	0.07%	0.08%	0.08%	0.08%	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.05	%(B)	0.94%	0.85%	0.84%	0.81%	0.94%	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	10	%(C)	21%	16%	16%	34%	13%	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

65

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Japanese Small Company Series							The Asia Pacific Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Total Return	8.07	%(C)	31.03%	32.73%	47.87%	(9.62)%	(13.51)%	15.33	%(C)	9.30%	27.40%	61.47%	7.28%	2.84%
Net Assets, End of Period (thousands)	$1,406,595		$1,151,429	$605,132	$283,699	$195,047	$196,187	$557,738		$395,923	$282,999	$156,765	$121,637	$130,554
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.22%	0.27%	0.28%	0.27%	0.28%	0.19	%(B)	0.27%	0.32%	0.31%	0.32%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.79	%(B)	1.51%	1.45%	1.41%	1.26%	1.41%	3.63	%(B)	4.33%	3.82%	3.35%	3.77%	3.69%
Portfolio Turnover Rate	5	%(C)	6%	5%	16%	5%	9%	8	%(C)	10%	11%	15%	26%	10%
	The United Kingdom Small Company Series							The Continental Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Total Return	19.39	%(C)	12.88%	29.68%	44.65%	(4.67)%	(4.89)%	28.52	%(C)	18.97%	36.57%	52.86%	3.22%	(5.43)%
Net Assets, End of Period (thousands)	$906,645		$643,038	$377,763	$160,917	$98,899	$96,741	$1,498,127		$981,938	$654,644	$448,407	$263,068	$210,337
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.22%	0.27%	0.26%	0.26%	0.27%	0.16	%(B)	0.24%	0.26%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.02	%(B)	3.19%	2.70%	3.25%	3.03%	2.86%	3.37	%(B)	2.16%	2.09%	2.49%	2.22%	2.73%
Portfolio Turnover Rate	3	%(C)	12%	7%	7%	6%	14%	4	%(C)	18%	9%	11%	12%	12%

See accompanying Notes to Financial Statements.

66

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Total Return	9.89	%(C)	31.23%	35.47%	39.67%	2.10%	(8.54)%	16.59	%(C)	24.85%	35.22%	52.80%	13.07%	(9.55)%
Net Assets, End of Period (thousands)	$2,101,268		$1,852,565	$1,160,262	$607,561	$343,193	$307,720	$716,926		$545,271	$237,865	$117,744	$40,379	$34,687
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.27%	0.31%	0.34%	0.34%	0.46%	0.36	%(B)	0.49%	0.52%	0.54%	0.51%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	3.70%	2.63%	2.23%	1.64%	1.94%	2.81	%(B)	2.70%	1.93%	2.44%	2.03%	2.17%
Portfolio Turnover Rate	5	%(C)	9%	2%	1%	8%	6%	8	%(C)	8%	11%	6%	16%	14%

See accompanying Notes to Financial Statements.

67

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$9.83	$9.99	$10.13	$10.22	$10.03	$9.70
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.29	(A)	0.12	0.25	0.30	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	(0.10)	—	(0.01)	0.16	0.22
Total From Investment Operations	0.18	0.19	0.12	0.24	0.46	0.66
Less Distributions
Net Investment Income	(0.04)	(0.33)	(0.15)	(0.19)	(0.27)	(0.14)
Net Realized Gains	—	—	(0.11)	(0.14)	—	—
Return of Capital	—	(0.02)	—	—	—	(0.19)
Total Distributions	(0.04)	(0.35)	(0.26)	(0.33)	(0.27)	(0.33)
Net Asset Value, End of Period	$9.97	$9.83	$9.99	$10.13	$10.22	$10.03
Total Return	1.87	%(C)	1.92%	1.22%	2.36%	4.60%	6.91%
Net Assets, End of Period (thousands)	$2,364,333	$2,068,235	$1,707,132	$1,195,610	$799,308	$596,209
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.10%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.08	%(B)	2.96%	1.96%	1.78%	3.20%	4.54%
Portfolio Turnover Rate	57	%(C)	59%	131%	144%	138%	113%

See accompanying Notes to Financial Statements.

68

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2006, the Trust consisted of twenty-one investment portfolios, of which eleven are included in this section of the report (collectively, the "Series").

Series

International Portfolios
Domestic Equity Portfolios	International Equity Portfolios	International Fixed Income Portfolio
The U.S. Large Company Series	The DFA International Value Series	The DFA Two-Year Global

The U.S. Large Cap Value Series	The Japanese Small Company Series	Fixed Income Series

The U.S. Small Cap Series	The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time

69

the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by the International Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolio may also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, the International Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S.

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Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors/Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. These Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% government capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Series	0.03%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA Two-Year Global Fixed Income Series	0.05%

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$86

The U.S. Large Cap Value Series	124

The U.S. Small Cap Series	62

The DFA International Value Series	101

The Japanese Small Company Series	26

The Asia Pacific Small Company Series	9

The United Kingdom Small Company Series	15

The Continental Small Company Series	24

The Emerging Markets Series	42

The Emerging Markets Small Cap Series	13

The DFA Two-Year Global Fixed Income Series	43

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$209,200	$103,878
The U.S. Large Cap Value Series	—	—	1,301,652	542,855
The U.S. Small Cap Series	—	—	452,012	304,764
The DFA International Value Series	—	—	913,446	178,452
The Japanese Small Company Series	—	—	238,983	71,753
The Asia Pacific Small Company Series	—	—	139,757	38,524
The United Kingdom Small Company Series	—	—	165,030	24,979
The Continental Small Company Series	—	—	289,412	49,797
The Emerging Markets Series	—	—	188,602	100,265
The Emerging Markets Small Cap Series	—	—	134,158	50,296
The DFA Two-Year Global Fixed Income Series	$16,833	$190,131	1,435,587	1,024,942

F.  Federal Income Taxes:

It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets

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Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to net realized foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", net realized gains resulting from in-kind redemptions, and a return of capital, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Small Cap Series	$47,051	$632	$(47,683)
The DFA International Value Series	—	(2,786)	2,786
The DFA Two-Year Global Fixed Income Series	(4,594)	14,753	(10,159)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The U.S. Large Cap Value Series
2005	$79,209	$3,972	—	$83,181
2004	33,641	—	—	33,641
The U.S. Small Cap Series
2005	47,758	94,497	—	142,255
2004	10,754	—	—	10,754
The DFA International Value Series
2005	114,177	104,987	—	219,164
2004	44,310	—	—	44,310
The DFA Two-Year Global Fixed Income Series
2005	63,320	—	$4,594	67,914
2004	35,086	317	—	35,403

At November 30, 2005, the components of distributable earnings/ (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$23,861	$185,837	—	$209,698
The U.S. Small Cap Series	35,450	152,778	—	188,228
The DFA International Value Series	27,212	114,521	—	141,733
The DFA Two-Year Global Fixed Income Series	—	—	$(17,461)	(17,461)

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For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Series had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	Total
The DFA Two-Year Global Fixed Income Series	$6,273	$11,188	$17,461

Some of the investments in the International Equity Portfolios are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following International Equity Portfolios, had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$14,810	$18,494
The Japanese Small Company Series	3,748	1,344
The Asia Pacific Small Company Series	1,229	1,634
The United Kingdom Small Company Series	2,166	33
The Continental Small Company Series	835	4,008
The Emerging Markets Series	2,977	318
The Emerging Markets Small Cap Series	242	436

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,172,880	$1,357,351	$(375,729)	$981,622
The U.S. Large Cap Value Series	6,527,400	1,612,460	(268,122)	1,344,338
The U.S. Small Cap Series	3,200,907	772,665	(316,255)	456,410
The DFA International Value Series	5,717,470	1,693,922	(57,881)	1,636,041
The Japanese Small Company Series	1,624,975	309,792	(108,486)	201,306
The Asia Pacific Small Company Series	636,948	133,682	(72,465)	61,217
The United Kingdom Small Company Series	670,763	279,422	(41,871)	237,551
The Continental Small Company Series	1,473,812	553,293	(31,620)	521,673
The Emerging Markets Series	1,299,880	852,445	(56,952)	795,493
The Emerging Markets Small Cap Series	541,237	207,777	(38,139)	169,638
The DFA Two-Year Global Fixed Income Series	2,279,503	65,787	(9,955)	55,832

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G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
The U.S. Large Cap Value Series	$5,405,344	$31,294	$284,841	—	$1,344,338	—	$7,065,817	Unlimited
The U.S. Small Cap Series	2,656,532	8,583	122,218	—	458,781	—	3,246,114	Unlimited
The DFA International Value Series	4,113,077	83,876	76,348	$305	1,636,329	$534	5,910,469	Unlimited
The DFA Two-Year Global Fixed Income Series	2,366,620	29,857	(25,656)	(52,805)	55,592	(9,275)	2,364,333	Unlimited

H.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks:  Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the International Portfolios may be inhibited.

3.  Futures Contracts. During the six months ended May 31, 2006, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Large Company segregates cash, as collateral, on a daily basis for the open futures contracts, which is accounted for in Cash on the Statement of Assets and Liabilities

At May 31, 2006, Large Company had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain/(Loss)	Cash Collateral
S&P 500® Index	June 16, 2006	195	$62,015	$(762)	$3,071

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Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company could lose more than the initial margin requirements.

4.  Forward Currency Contracts: The International Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2006, the International Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain/(Loss)
06/08/06	149,812	Canadian Dollar	$135,592	$136,037	$(445)
06/08/06	309,129	Euro	391,654	396,327	(4,673)
06/08/06	571,009	Swedish Krona	77,705	79,052	(1,347)
06/08/06	105,209	Swiss Franc	85,755	86,414	(659)
06/19/06	67,695	Euro	86,928	86,800	128
06/27/06	163,211	Canadian Dollar	145,426	148,278	(2,852)
06/27/06	438,144	Denmark Krone	75,563	75,409	154
06/27/06	305,330	Euro	390,220	391,249	(1,029)
06/27/06	12,319,031	Japanese Yen	110,034	109,882	152
		Total	$1,498,877	$1,509,448	$(10,571)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

I.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	5.00%	$9,389	1	$1	$9,389
The DFA International Value Series	5.70%	2,509	2	1	3,791
The United Kingdom Small Company Series	5.43%	332	3	—	885
The Continental Small Company Series	5.49%	733	6	1	2,343
The Emerging Markets Series	5.55%	10,766	17	22	27,742
The Emerging Markets Small Cap Series	5.55%	651	2	—	1,095

At May 31, 2006, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $208 (in thousands). There were no other outstanding borrowings by the Series under this line of credit at May 31, 2006. The

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line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J.  Securities Lending:

As of May 31, 2006, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

U.S. Core Equity 1 Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,041.20	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,052.20	0.26%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31

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DFA Real Estate Securities Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,077.40	0.33%	$1.71
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.33%	$1.66
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,159.20	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.30%	$1.51
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,175.90	0.49%	$2.66
Hypothetical 5% Annual Return	$1,000.00	$1,022.49	0.49%	$2.47
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,118.50	0.81%	$4.28
Hypothetical 5% Annual Return	$1,000.00	$1,020.89	0.81%	$4.08
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.50	0.29%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Core Equity 1 Portfolio	13.8%	7.5%	8.2%	22.4%	11.3%	11.9%	14.6%
U.S. Core Equity 2 Portfolio	14.6%	6.2%	8.5%	25.3%	10.0%	11.9%	13.2%
DFA Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Large Cap International Portfolio	12.0%	7.9%	8.7%	27.7%	7.3%	10.8%	5.5%
International Core Equity Portfolio	16.1%	7.0%	5.5%	29.0%	4.5%	15.3%	5.7%
Emerging Markets Core Equity Portfolio	10.1%	8.3%	5.4%	20.0%	3.5%	11.5%	10.8%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Core Equity 1 Portfolio	4.3%	0.2%	2.7%	3.1%	0.0%	100.0%
U.S. Core Equity 2 Portfolio	5.1%	0.2%	3.0%	2.0%	0.0%	100.0%
DFA Real Estate Securities Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Large Cap International Portfolio	8.6%	0.0%	6.3%	4.9%	0.3%	100.0%
International Core Equity Portfolio	11.1%	0.0%	2.1%	3.0%	0.7%	100.0%
Emerging Markets Core Equity Portfolio	18.1%	0.0%	8.3%	2.9%	1.1%	100.0%

FIXED INCOME PORTFOLIO

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
DFA Five-Year Global Fixed Income Portfolio	6.5%	8.0%	26.6%	51.0%	7.9%	100.0%

80

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.6%)
Consumer Discretionary — (12.6%)
* Comcast Corp. Class A	33,130	$1,064,467	0.3%
Disney (Walt) Co.	45,000	1,372,500	0.4%
Home Depot, Inc.	36,700	1,399,004	0.4%
News Corp. Class A	53,400	1,018,338	0.3%
Time Warner, Inc.	105,740	1,819,785	0.5%
Other Securities		47,639,139	11.9%
Total Consumer Discretionary		54,313,233	13.8%
Consumer Staples — (6.9%)
Altria Group, Inc.	36,540	2,643,669	0.7%
Coca-Cola Co.	41,040	1,806,991	0.5%
PepsiCo, Inc.	28,830	1,743,062	0.4%
Procter & Gamble Co.	79,660	4,321,555	1.1%
# Wal-Mart Stores, Inc.	67,300	3,260,685	0.8%
Other Securities		15,907,761	4.0%
Total Consumer Staples		29,683,723	7.5%
Energy — (7.5%)
Chevron Corp.	54,260	3,244,205	0.8%
ConocoPhillips	40,103	2,538,119	0.7%
Exxon Mobil Corp.	106,470	6,485,088	1.7%
Other Securities		20,087,776	5.0%
Total Energy		32,355,188	8.2%
Financials — (20.5%)
# American Express Co.	21,530	1,170,371	0.3%
American International Group, Inc.	63,040	3,832,832	1.0%
Bank of America Corp.	111,500	5,396,600	1.4%
Citigroup, Inc.	121,420	5,986,006	1.5%
Fannie Mae	23,310	1,159,672	0.3%
Freddie Mac	16,670	1,000,867	0.3%
JPMorgan Chase & Co.	84,250	3,592,420	0.9%
Merrill Lynch & Co., Inc.	22,550	1,632,845	0.4%
Morgan Stanley	25,760	1,535,811	0.4%
The Goldman Sachs Group, Inc.	7,400	1,117,030	0.3%
Wachovia Corp.	38,870	2,079,545	0.5%
Washington Mutual, Inc.	23,300	1,069,703	0.3%
Wells Fargo & Co.	27,700	1,838,449	0.5%
Other Securities		56,515,734	14.2%
Total Financials		87,927,885	22.3%
Health Care — (10.3%)
Abbott Laboratories	26,800	1,144,360	0.3%
Eli Lilly & Co.	19,320	997,685	0.3%
* Genentech, Inc.	17,910	1,485,814	0.4%
Johnson & Johnson	35,560	2,141,423	0.6%
Merck & Co., Inc.	38,090	1,268,016	0.3%
Pfizer, Inc.	179,500	4,246,970	1.1%
UnitedHealth Group, Inc.	22,410	985,144	0.3%
* WellPoint, Inc.	15,479	1,107,987	0.3%
Wyeth	23,420	1,071,231	0.3%
Other Securities		29,987,018	7.4%
Total Health Care		44,435,648	11.3%

81

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
3M Co.	12,560	$1,050,770	0.3%
Boeing Co.	13,860	1,153,845	0.3%
General Electric Co.	181,342	6,212,777	1.6%
United Technologies Corp.	17,550	1,097,226	0.3%
Other Securities		37,481,484	9.4%
Total Industrials		46,996,102	11.9%
Information Technology — (13.4%)
*# Cisco Sytems, Inc.	106,900	2,103,792	0.6%
Hewlett-Packard Co.	69,000	2,234,220	0.6%
Intel Corp.	82,500	1,486,650	0.4%
International Business Machines Corp.	27,000	2,157,300	0.6%
Microsoft Corp.	172,900	3,916,185	1.0%
* Oracle Corp.	92,700	1,318,194	0.4%
Qualcomm, Inc.	28,800	1,302,048	0.3%
Other Securities		42,883,655	10.7%
Total Information Technology		57,402,044	14.6%
Materials — (4.0%)
Total Materials		17,046,116	4.3%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		804,315	0.2%
Telecommunication Services — (2.5%)
AT&T, Inc.	94,280	2,456,937	0.6%
BellSouth Corp.	28,600	965,822	0.3%
Sprint Nextel Corp.	67,000	1,421,070	0.4%
Verizon Communications, Inc.	71,210	2,222,464	0.6%
Other Securities		3,544,444	0.8%
Total Telecommunication Services		10,610,737	2.7%
Utilities — (2.8%)
Total Utilities		12,110,112	3.1%
TOTAL COMMON STOCKS		393,685,103	99.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.4%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $14,270,000 FNMA 4.554%(r), 08/01/35, valued at $11,044,513) to be repurchased at $10,723,429	$10,722	10,721,931	2.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $33,563,059 FHLMC 5.500%, 11/01/34 & 4.500%, 08/01/35, valued at $24,531,994) to be repurchased at $23,708,685	23,705	23,705,366	6.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,412,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,602,620) to be repurchased at $1,578,213	1,578	1,578,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		36,005,297	9.1%
TOTAL INVESTMENTS — (100.0%) (Cost $426,585,289)		$429,690,400	109.0%

See accompanying Notes to Financial Statements.

82

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (13.3%)
* Comcast Corp. Class A	52,732	$1,694,279	0.3%
Disney (Walt) Co.	71,612	2,184,166	0.4%
Home Depot, Inc.	37,500	1,429,500	0.3%
News Corp. Class A	84,700	1,615,229	0.3%
Time Warner, Inc.	151,120	2,600,775	0.5%
Other Securities		68,209,891	12.7%
Total Consumer Discretionary		77,733,840	14.5%
Consumer Staples — (5.7%)
Altria Group, Inc.	40,300	2,915,705	0.6%
Procter & Gamble Co.	127,188	6,899,949	1.3%
# Wal-Mart Stores, Inc.	45,200	2,189,940	0.4%
Other Securities		21,156,871	3.9%
Total Consumer Staples		33,162,465	6.2%
Energy — (7.8%)
Chevron Corp.	86,024	5,143,375	1.0%
ConocoPhillips	63,751	4,034,801	0.8%
Exxon Mobil Corp.	117,684	7,168,132	1.3%
Marathon Oil Corp.	14,144	1,061,507	0.2%
Occidental Petroleum Corp.	16,630	1,647,867	0.3%
Valero Energy Corp.	23,968	1,470,437	0.3%
Other Securities		24,869,723	4.5%
Total Energy		45,395,842	8.4%
Financials — (23.2%)
Allstate Corp.	24,900	1,369,749	0.3%
American International Group, Inc.	100,280	6,097,024	1.1%
Bank of America Corp.	176,620	8,548,408	1.6%
Citigroup, Inc.	192,432	9,486,898	1.8%
Fannie Mae	36,792	1,830,402	0.4%
Freddie Mac	26,660	1,600,666	0.3%
Hartford Financial Services Group, Inc.	11,744	1,032,767	0.2%
JPMorgan Chase & Co.	134,144	5,719,900	1.1%
Lehman Brothers Holdings, Inc.	20,426	1,360,576	0.3%
Merrill Lynch & Co., Inc.	36,027	2,608,715	0.5%
MetLife, Inc.	29,260	1,506,012	0.3%
Morgan Stanley	40,764	2,430,350	0.5%
Prudential Financial, Inc.	19,116	1,455,683	0.3%
SunTrust Banks, Inc.	14,044	1,063,271	0.2%
The Goldman Sachs Group, Inc.	16,400	2,475,580	0.5%
The St. Paul Travelers Companies, Inc.	24,160	1,063,523	0.2%
U.S. Bancorp	34,300	1,058,841	0.2%
Wachovia Corp.	62,048	3,319,568	0.6%
Washington Mutual, Inc.	37,076	1,702,159	0.3%
Wells Fargo & Co.	32,300	2,143,751	0.4%
Other Securities		77,522,924	14.1%
Total Financials		135,396,767	25.2%
Health Care — (9.2%)
Johnson & Johnson	18,500	1,114,070	0.2%
Pfizer, Inc.	284,432	6,729,661	1.3%
* WellPoint, Inc.	24,051	1,721,571	0.3%
Other Securities		43,962,722	8.2%
Total Health Care		53,528,024	10.0%

83

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
General Electric Co.	200,236	$6,860,085	1.3%
Other Securities		56,966,804	10.6%
Total Industrials		63,826,889	11.9%
Information Technology — (12.1%)
* EMC Corp.	88,400	1,131,520	0.2%
Hewlett-Packard Co.	109,300	3,539,134	0.7%
Intel Corp.	69,300	1,248,786	0.3%
International Business Machines Corp.	17,444	1,393,776	0.3%
Microsoft Corp.	80,724	1,828,399	0.4%
Other Securities		61,189,234	11.2%
Total Information Technology		70,330,849	13.1%
Materials — (4.7%)
Alcoa, Inc.	33,560	1,064,523	0.2%
Dow Chemical Co.	35,688	1,422,881	0.3%
DuPont (E.I.) de Nemours & Co., Inc.	25,300	1,076,009	0.2%
Other Securities		23,541,471	4.3%
Total Materials		27,104,884	5.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		1,082,096	0.2%
Telecommunication Services — (2.8%)
AT&T, Inc.	150,132	3,912,440	0.7%
BellSouth Corp.	50,600	1,708,762	0.3%
Sprint Nextel Corp.	110,300	2,339,463	0.5%
Verizon Communications, Inc.	113,256	3,534,720	0.7%
Other Securities		4,792,930	0.8%
Total Telecommunication Services		16,288,315	3.0%
Utilities — (1.8%)
Total Utilities		10,681,537	2.0%
TOTAL COMMON STOCKS		534,531,508	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $23,880,000 FNMA 4.554%(r), 08/01/35, valued at $18,482,338) to be repurchased at $17,944,721	$17,942	17,942,214	3.3%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $50,689,253 FNMA 5.500%, 02/01/18 & 5.000%, 10/01/33, valued at $29,685,627) to be repurchased at $23,696,398	23,693	23,693,081	4.4%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,162,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,993,870) to be repurchased at $6,890,932	6,890	6,890,000	1.3%
TOTAL TEMPORARY CASH INVESTMENTS		48,525,295	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $571,936,075)		$583,056,803	108.5%

See accompanying Notes to Financial Statements.

84

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.3%)
Real Estate Investment Trusts — (91.3%)
Alexandria Real Estate Equities, Inc.	168,600	$14,155,656	0.7%
AMB Property Corp.	648,000	32,030,640	1.5%
Apartment Investment & Management Co. Class A	714,600	30,906,450	1.5%
# Archstone-Smith Trust	1,564,655	75,651,069	3.6%
AvalonBay Communities, Inc.	550,100	58,475,630	2.8%
# Boston Properties, Inc.	827,500	70,047,875	3.3%
# Brandywine Realty Trust	667,753	19,378,192	0.9%
BRE Properties, Inc. Class A	380,600	19,844,484	0.9%
Camden Property Trust	385,800	27,546,120	1.3%
CarrAmerica Realty Corp.	406,000	17,997,980	0.8%
CBL & Associates Properties, Inc.	474,500	17,751,045	0.8%
# Colonial Properties Trust	334,856	14,968,063	0.7%
Crescent Real Estate Equities, Inc.	752,300	13,300,664	0.6%
Developers Diversified Realty Corp.	805,599	41,206,389	1.9%
Duke Realty Corp.	988,200	33,539,508	1.6%
Equity Office Properties Trust	2,882,663	97,001,610	4.6%
Equity One, Inc.	560,476	12,442,567	0.6%
# Equity Residential	2,133,550	94,089,555	4.4%
Essex Property Trust, Inc.	169,300	18,030,450	0.8%
# Federal Realty Investment Trust	392,300	26,825,474	1.3%
# First Industrial Realty Trust, Inc.	330,600	12,232,200	0.6%
General Growth Properties, Inc.	1,783,400	78,041,584	3.7%
Global Signal, Inc.	513,800	23,532,040	1.1%
# Heritage Property Investment Trust	353,700	12,386,574	0.6%
Highwood Properties, Inc.	399,800	12,393,800	0.6%
# Hospitality Properties Trust	532,200	22,442,874	1.1%
# Host Marriott Corp.	2,771,200	55,617,984	2.6%
HRPT Properties Trust	1,544,700	17,238,852	0.8%
Kilroy Realty Corp.	219,400	14,552,802	0.7%
# Kimco Realty Corp.	1,659,200	59,482,320	2.8%
Liberty Property Trust	647,200	27,557,776	1.3%
Macerich Co.	521,400	35,929,674	1.7%
# Mack-Cali Realty Corp.	461,100	19,771,968	0.9%
Mills Corp.	410,600	12,675,222	0.6%
New Plan Excel Realty Trust	762,000	17,990,820	0.8%
Pan Pacific Retail Properties, Inc.	297,631	19,724,006	0.9%
Post Properties, Inc.	306,800	13,131,040	0.6%
ProLogis	1,785,300	88,283,085	4.2%
# Public Storage, Inc.	943,900	67,658,752	3.2%
# Realty Income Corp.	646,000	14,108,640	0.7%
Reckson Associates Realty Corp.	606,101	23,298,522	1.1%
Regency Centers Corp.	499,300	30,761,873	1.5%
Shurgard Storage Centers, Inc. Class A	323,700	18,874,947	0.9%
Simon Property Group, Inc.	1,612,297	128,387,210	6.1%
# SL Green Realty Corp.	313,700	31,122,177	1.5%
Taubman Centers, Inc.	385,300	14,988,170	0.7%
# Trizec Properties, Inc.	1,146,200	27,038,858	1.3%
# United Dominion Realty Trust, Inc.	980,300	26,477,903	1.2%
# Vornado Realty Trust	1,031,200	92,694,568	4.4%
Weingarten Realty Investors	653,900	24,756,654	1.2%
Other Securities		325,662,534	15.4%
TOTAL COMMON STOCKS		2,104,004,850	99.4%

85

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Value†	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$13,700	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.7%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $83,784,528 FNMA 7.129%(r), 08/01/35 & 5.088%(r), 09/01/44, valued at $58,570,339) to be repurchased at $56,870,677	$56,863	56,862,732	2.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $154,801,816 FHLMC 5.285%, 12/01/35 & FNMA 5.00%, maturities ranging from 12/01/20 to 05/01/35, valued at $128,109,547) to be repurchased at $123,844,603	123,827	123,827,267	5.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $18,807,000 FHLMC Notes 4.00%, 09/22/09. valued at $21,345,945) to be repurchased at $21,032,845	21,030	21,030,000	1.0%
TOTAL TEMPORARY CASH INVESTMENTS		201,719,999	9.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,658,703,005)		$2,305,738,549	108.9%

See accompanying Notes to Financial Statements.

86

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
BHP Billiton, Ltd.	360,962	$7,855,908	0.6%
Other Securities		58,927,989	4.2%
TOTAL — AUSTRALIA		66,783,897	4.8%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,322,723	0.3%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,378,685	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6	0.0%
TOTAL — BELGIUM		12,378,691	0.9%
CANADA — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		54,466,197	3.9%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		9,948,732	0.7%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	9,065,847	0.7%
Other Securities		10,690,918	0.7%
TOTAL — FINLAND		19,756,765	1.4%
FRANCE — (7.5%)
COMMON STOCKS — (7.5%)
# AXA SA	169,056	5,883,248	0.4%
# BNP Paribas SA	100,729	9,397,755	0.7%
# L'Oreal SA	64,016	5,733,343	0.4%
# Sanofi - Aventis	111,839	10,552,732	0.8%
#* Societe Generale Paris	37,057	5,714,622	0.4%
#* Total SA	235,328	15,263,958	1.1%
Other Securities		76,035,295	5.4%
TOTAL COMMON STOCKS		128,580,953	9.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		208,822	0.0%
TOTAL — FRANCE		128,789,775	9.2%
GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
Allianz AG	40,153	6,232,141	0.5%
#* Deutsche Bank AG	50,797	5,837,375	0.4%
Deutsche Telekom AG	354,516	5,756,905	0.4%

87

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
E.ON AG	65,458	$7,582,524	0.5%
SAP AG	25,996	5,476,284	0.4%
Siemens AG	83,409	7,164,090	0.5%
Other Securities		53,965,639	3.9%
TOTAL — GERMANY		92,014,958	6.6%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		6,294,390	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		24,413,477	1.7%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,233,336	0.7%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
# Eni SpA	278,540	8,398,879	0.6%
# UniCredito Italiano SpA	827,045	6,303,622	0.5%
Other Securities		34,279,747	2.4%
TOTAL COMMON STOCKS		48,982,248	3.5%
PREFERRED STOCKS — (0.0%)
Other Securities		32,928	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,896	0.0%
TOTAL — ITALY		49,022,072	3.5%
JAPAN — (20.5%)
COMMON STOCKS — (20.5%)
Canon, Inc.	85,000	5,950,194	0.4%
Honda Motor Co., Ltd.	83,800	5,525,718	0.4%
Mitsubishi UFJ Financial Group, Inc.	854	11,740,617	0.9%
Mizuho Financial Group, Inc.	1,077	8,760,161	0.6%
Nippon Telegraph & Telephone Corp.	2,177	10,774,283	0.8%
Nissan Motor Co., Ltd.	437,600	5,297,216	0.4%
NTT DoCoMo, Inc.	6,017	9,782,075	0.7%
Sumitomo Mitsui Financial Group, Inc.	631	6,453,568	0.5%
Takeda Pharmaceutical Co., Ltd.	99,600	6,452,419	0.5%
Toyota Motor Credit Corp.	323,900	17,332,354	1.3%
Other Securities		262,022,914	18.6%
TOTAL — JAPAN		350,091,519	25.1%
NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
ABN AMRO Holding NV	189,858	5,245,060	0.4%
ING Groep NV	219,463	8,597,329	0.6%
# Royal Dutch Shell P.L.C. Series A	419,075	13,889,321	1.0%
Other Securities		30,698,827	2.2%
TOTAL — NETHERLANDS		58,430,537	4.2%

88

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,843,825	0.1%
NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,283,371	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,916,308	0.3%
SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,083,669	0.7%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Central Hispano SA	566,687	8,178,064	0.6%
Telefonica SA	405,073	6,630,880	0.5%
Other Securities		31,551,847	2.2%
TOTAL COMMON STOCKS		46,360,791	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		76,357	0.0%
TOTAL — SPAIN		46,437,148	3.3%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		29,457,939	2.1%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Credit Suisse Group	134,647	7,787,341	0.6%
Nestle SA	42,089	12,564,948	0.9%
Novartis AG	239,486	13,280,765	1.0%
Roche Holding AG Genusschein	73,514	11,453,727	0.8%
UBS AG	109,815	12,444,263	0.9%
Other Securities		33,452,493	2.3%
TOTAL — SWITZERLAND		90,983,537	6.5%
UNITED KINGDOM — (18.2%)
COMMON STOCKS — (18.2%)
Anglo American P.L.C.	157,976	6,349,056	0.5%
AstraZeneca P.L.C.	170,638	9,020,068	0.7%
Barclays P.L.C	720,934	8,338,807	0.6%
BP P.L.C.	2,255,040	26,581,740	1.9%
British American Tobacco P.L.C.	273,139	6,829,772	0.5%
GlaxoSmithKline P.L.C.	629,019	17,395,651	1.3%
HBOS P.L.C.	431,353	7,377,886	0.5%
HSBC Holdings P.L.C.	1,242,796	21,582,566	1.5%
Lloyds TSB Group P.L.C.	628,751	5,908,541	0.4%
Man Group P.L.C.	122,935	5,380,021	0.4%
Rio Tinto P.L.C.	114,511	6,354,053	0.5%
Royal Bank of Scotland Group P.L.C.	354,551	11,439,175	0.8%
Royal Dutch Shell P.L.C. Series B	300,124	10,351,114	0.7%

89

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Vodafone Group P.L.C.	6,964,169	$16,032,327	1.2%
Other Securities		151,303,506	10.7%
TOTAL — UNITED KINGDOM		310,244,283	22.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $423,487,000 U.S. STRIPS 0.0%, 05/15/17; U.S. Treasury Bond 7.625%, 11/15/22; & U.S. Treasury Notes, rates ranging from 4.625% to 6.625%, maturities ranging from 05/15/07 to 05/15/09, valued at $322,515,095) to be repurchased at $316,233,995	$316,191	316,190,958	22.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $4,343,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,929,305) to be repurchased at $4,856,657	4,856	4,856,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		321,046,958	23.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,344,119,680)		$1,709,244,107	122.4%

See accompanying Notes to Financial Statements.

90

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.7%)
COMMON STOCKS — (3.7%)
Commonwealth Bank of Australia	34,295	$1,117,660	0.3%
Other Securities		15,749,918	3.8%
TOTAL COMMON STOCKS		16,867,578	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,676	0.0%
TOTAL — AUSTRALIA		16,869,254	4.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		2,504,977	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,459,653	0.8%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
EnCana Corp.	19,200	970,894	0.3%
Manulife Financial Corp.	36,500	1,205,842	0.3%
Toronto Dominion Bank	17,900	972,434	0.3%
Other Securities		23,279,097	5.6%
TOTAL — CANADA		26,428,267	6.5%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		4,011,700	1.0%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		6,161,883	1.5%
FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
Axa ADR	39,300	1,365,675	0.4%
# BNP Paribas SA	27,686	2,583,032	0.6%
# Compagnie de Saint-Gobain	15,354	1,075,957	0.3%
* Sanofi - Aventis ADR	45,400	2,146,058	0.5%
# Schneider Electric SA	8,751	908,435	0.2%
#* Societe Generale Paris	8,153	1,257,288	0.3%
Total SA Sponsored ADR	18,400	1,199,864	0.3%
Other Securities		19,187,447	4.7%
TOTAL — FRANCE		29,723,756	7.3%
GERMANY — (5.3%)
COMMON STOCKS — (5.3%)
Allianz AG ADR	115,400	1,797,932	0.5%
Commerzbank AG	27,972	1,051,938	0.3%
DaimlerChrysler AG	19,224	1,010,451	0.3%
* Deutsche Bank AG ADR	8,100	928,746	0.2%
E.ON AG ADR	47,600	1,830,220	0.5%
Siemens AG ADR	19,000	1,635,520	0.4%
Other Securities		16,316,985	3.8%
TOTAL — GERMANY		24,571,792	6.0%

91

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		$4,052,151	1.0%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		9,379,470	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		660	0.0%
TOTAL — HONG KONG		9,380,130	2.3%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
Allied Irish Banks P.L.C. ADR	26,100	1,250,712	0.3%
CRH P.L.C.	27,664	933,122	0.2%
Other Securities		3,594,431	0.9%
TOTAL — IRELAND		5,778,265	1.4%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		12,629,502	3.1%
JAPAN — (22.1%)
COMMON STOCKS — (22.1%)
Honda Motor Co., Ltd. ADR	30,500	1,007,415	0.3%
Sony Corp. ADR	29,200	1,318,964	0.3%
Toyota Motor Corp. ADR	27,400	2,942,212	0.7%
Other Securities		96,844,939	23.7%
TOTAL — JAPAN		102,113,530	25.0%
NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
ABN AMRO Holding NV ADR	54,700	1,514,096	0.4%
ING Groep NV ADR	60,100	2,356,521	0.6%
Koninklijke Philips Electronics NV ADR	43,600	1,378,196	0.4%
Other Securities		7,851,505	1.8%
TOTAL — NETHERLANDS		13,100,318	3.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		737,175	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,476,688	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,538,819	0.4%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		3,414,174	0.8%

92

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
Banco Santander Central Hispano SA	107,809	$1,555,830	0.4%
Banco Santander Central Hispano SA Sponsored ADR	98,800	1,427,660	0.4%
Other Securities		8,284,603	2.0%
TOTAL COMMON STOCKS		11,268,093	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,007	0.0%
TOTAL — SPAIN		11,278,100	2.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	75,300	909,564	0.2%
# Svenska Handelsbanken Series A	31,400	839,525	0.2%
Other Securities		9,095,853	2.3%
TOTAL COMMON STOCKS		10,844,942	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,005	0.0%
TOTAL — SWEDEN		10,846,947	2.7%
SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Credit Suisse Group ADR	29,200	1,689,220	0.4%
Holcim, Ltd.	11,069	868,724	0.2%
Nestle SA	8,590	2,564,397	0.6%
Novartis AG ADR	24,300	1,348,164	0.4%
Roche Holding AG Genusschein	8,178	1,274,160	0.3%
# Swiss Reinsurance Co.	19,000	1,336,532	0.3%
UBS AG	15,746	1,784,341	0.5%
UBS AG ADR	10,900	1,234,098	0.3%
Zurich Financial SVCS AG	8,496	1,921,249	0.5%
Other Securities		12,020,918	2.9%
TOTAL COMMON STOCKS		26,041,803	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		495	0.0%
TOTAL — SWITZERLAND		26,042,298	6.4%
UNITED KINGDOM — (18.5%)
COMMON STOCKS — (18.5%)
Anglo American P.L.C.	35,477	1,425,821	0.4%
BAE Systems P.L.C.	157,651	1,126,900	0.3%
Barclays P.L.C. ADR	47,600	2,206,260	0.6%
BP P.L.C. ADR	65,500	4,630,850	1.1%
GlaxoSmithKline P.L.C. ADR	15,800	873,740	0.2%
HBOS P.L.C.	118,471	2,026,335	0.5%
HSBC Holdings P.L.C. ADR	77,000	6,715,940	1.7%
Lloyds TSB Group P.L.C. ADR	27,700	1,049,830	0.3%
Royal Bank of Scotland Group P.L.C.	98,332	3,172,567	0.8%
Royal Dutch Shell P.L.C. Series B	60,620	2,090,751	0.5%
Tesco P.L.C.	186,658	1,119,287	0.3%
Vodafone Group P.L.C. ADR	69,000	1,587,000	0.4%
Other Securities		57,554,998	13.8%
TOTAL COMMON STOCKS		85,580,279	20.9%

93

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$402	0.0%
TOTAL — UNITED KINGDOM		85,580,681	20.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (12.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $55,818,000 U.S. Treasury Notes 3.500%, 11/15/06 & 3.125%, 05/15/07, valued at $55,400,924) to be repurchased at $54,321,266	$54,314	54,313,873	13.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,176,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,604,760) to be repurchased at $3,551,480	3,551	3,551,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		57,864,873	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $433,188,595)		$461,564,933	113.0%

See accompanying Notes to Financial Statements.

94

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.1%)
COMMON STOCKS — (1.4%)
Companhia Vale do Rio Doce ADR	82,300	$3,834,357	0.8%
Other Securities		2,519,644	0.6%
TOTAL COMMON STOCKS		6,354,001	1.4%
PREFERRED STOCKS — (10.7%)
Banco Bradesco SA ADR	116,600	3,562,130	0.8%
Banco Itau Holding Financeira SA ADR	113,200	3,015,648	0.7%
Companhia Siderurgica Nacional SA ADR	76,900	2,282,392	0.5%
Companhia Vale do Rio Doce ADR	47,000	1,833,470	0.4%
Companhia Vale do Rio Doce Series A	118,764	2,285,918	0.5%
Gerdau SA ADR	139,150	1,989,845	0.4%
Investimentos Itau SA	594,000	2,257,842	0.5%
Metalurgica Gerdau SA	92,650	1,586,569	0.4%
Unibanco-Uniao de Bancos Brasileiros SA ADR	78,347	5,000,889	1.1%
Usinas Siderurgicas de Minas Gerais SA Series A	77,500	2,505,470	0.6%
Other Securities		22,493,781	4.7%
TOTAL PREFERRED STOCKS		48,813,954	10.6%
TOTAL — BRAZIL		55,167,955	12.0%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Empresas CMPC SA	70,209	1,843,447	0.4%
Empresas Copec SA	196,918	1,757,933	0.4%
Other Securities		11,048,793	2.4%
TOTAL — CHILE		14,650,173	3.2%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
* Cesky Telecom A.S.	71,045	1,475,043	0.3%
CEZ A.S.	60,000	1,897,548	0.4%
Komercni Banka A.S.	10,366	1,460,894	0.3%
Other Securities		813,750	0.2%
TOTAL — CZECH REPUBLIC		5,647,235	1.2%
HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
Gedeon Richter RT	8,139	1,589,462	0.4%
MOL Magyar Olaj- es Gazipari RT	32,902	3,369,967	0.8%
OTP Bank RT	108,671	3,615,020	0.8%
Other Securities		3,430,216	0.6%
TOTAL — HUNGARY		12,004,665	2.6%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Infosys Technologies, Ltd.	45,253	2,847,421	0.6%
* Reliance Industries, Ltd.	271,060	5,579,982	1.2%
Other Securities		42,755,072	9.3%
TOTAL COMMON STOCKS		51,182,475	11.1%

95

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (0.0%)
Other Securities		$5,328	0.0%
TOTAL — INDIA		51,187,803	11.1%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	1,654,500	1,758,203	0.4%
Other Securities		10,194,274	2.2%
TOTAL — INDONESIA		11,952,477	2.6%
ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
Bank Hapoalim B.M.	380,559	1,769,523	0.4%
Teva Pharmaceutical Industries, Ltd. ADR	132,792	4,834,957	1.1%
Other Securities		13,636,867	2.9%
TOTAL — ISRAEL		20,241,347	4.4%
MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		26,201,729	5.7%
MEXICO — (9.8%)
COMMON STOCKS — (9.8%)
America Movil S.A. de C.V. ADR	174,075	5,685,290	1.2%
Cemex S.A. de C.V. ADR	128,246	7,306,175	1.6%
* Fomento Economico Mexicano S.A. de C.V. ADR	35,880	3,078,145	0.7%
Grupo Financiero del Norte S.A. de C.V. Series C	700,072	1,673,186	0.4%
Grupo Televisa S.A. de C.V. ADR	90,920	1,672,019	0.4%
Nueva Grupo Mexico S.A. de C.V. Series B	651,827	1,850,377	0.4%
Telefonos de Mexico S.A. de C.V. ADR	218,825	4,330,547	0.9%
Wal-Mart de Mexico S.A. de C.V. Series V	697,043	1,904,378	0.4%
Other Securities		17,063,664	3.7%
TOTAL — MEXICO		44,563,781	9.7%
PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,879,544	0.8%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Polski Koncern Naftowy Orlen SA	181,407	3,188,470	0.7%
Other Securities		7,989,238	1.7%
TOTAL — POLAND		11,177,708	2.4%
SOUTH AFRICA — (12.5%)
COMMON STOCKS — (12.5%)
AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,583,239	0.3%
FirstRand, Ltd.	677,180	1,786,515	0.4%
* Gold Fields, Ltd. Sponsored ADR	68,300	1,496,453	0.3%
* Harmony Gold Mining Co., Ltd.	124,678	1,771,670	0.4%
Impala Platinum Holdings, Ltd.	13,351	2,246,242	0.5%
MTN Group, Ltd.	180,104	1,489,242	0.3%
Old Mutual PLC	839,740	2,610,588	0.6%
Sanlam, Ltd.	803,600	1,828,303	0.4%
Sasol, Ltd. Sponsored ADR	119,100	4,569,867	1.0%
Standard Bank Group, Ltd.	266,014	3,086,057	0.7%
Other Securities		34,717,504	7.5%
TOTAL — SOUTH AFRICA		57,185,680	12.4%

96

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.7%)
COMMON STOCKS — (12.7%)
Hyundai Motor Co., Ltd.	22,820	$1,763,080	0.4%
POSCO Sponsored ADR	27,040	1,738,672	0.4%
Samsung Electronics Co., Ltd.	9,790	6,299,708	1.4%
SK Corp., Ltd.	25,360	1,705,280	0.4%
Other Securities		46,371,164	10.0%
TOTAL COMMON STOCKS		57,877,904	12.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,979	0.0%
TOTAL — SOUTH KOREA		57,901,883	12.6%
TAIWAN — (12.7%)
COMMON STOCKS — (12.7%)
Hon Hai Precision Industry Co., Ltd.	248,920	1,595,819	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,634,849	3,065,844	0.7%
United Microelectronics Corp.	2,990,823	1,869,872	0.4%
Other Securities		51,180,369	11.0%
TOTAL — TAIWAN		57,711,904	12.5%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		9,179,683	2.0%
TURKEY — (3.8%)
COMMON STOCKS — (3.8%)
Other Securities		17,526,419	3.8%
TOTAL INVESTMENTS — (100.0%) (Cost $421,363,457)		$456,179,986	99.0%

See accompanying Notes to Financial Statements.

97

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (8.1%)
BONDS — (8.1%)
Asfinag 3.250%, 10/19/09	13,900	$17,561,966
Austria, Republic of (f) 3.000%, 08/21/09	30,800	25,781,057
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	6,320,000	57,456,715
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	6,740,000	60,536,872
TOTAL — AUSTRIA		161,336,610
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of 3.750%, 03/28/09	6,000	7,740,453
3.000%, 03/28/10	40,000	50,134,649
TOTAL — BELGIUM		57,875,102
CANADA — (4.1%)
BONDS — (4.1%)
British Columbia, Province of 5.250%, 12/01/06	3,000	2,736,142
Ontario, Province of 5.200%, 03/08/07	16,000	14,618,030
6.200%, 11/19/09	28,500	27,325,588
(e) 3.500%, 03/12/10	15,000	19,052,576
Toyota Credit Canada, Inc. 4.250%, 06/17/09	6,600	5,950,785
4.750%, 06/29/09	14,300	13,075,120
TOTAL — CANADA		82,758,241
DENMARK — (3.5%)
BONDS — (3.5%)
Denmark, Kingdom of 4.000%, 08/15/08	345,000	59,913,949
Kommunekredit (f) 3.000%, 11/19/08	13,000	10,823,376
TOTAL — DENMARK		70,737,325
FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of 4.750%, 03/06/07	15,000	14,914,650
FRANCE — (9.0%)
BONDS — (9.0%)
Caisse D'Amortissement de la Dette Sociale SA 3.125%, 07/12/10	40,400	50,657,790
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,616,815
ERAP 3.750%, 04/25/10	24,200	31,083,728
French Government Note 3.500%, 01/12/09	5,500	7,049,768

	Face Amount^	Value†
	(000)
French Treasury Note BTAN 2.500%, 07/12/10	39,000	$47,788,643
Societe Nationale Cheminis Francais 4.625%, 10/25/09	2,700	3,553,718
Total Capital SA (f) 2.375%, 10/01/09	15,000	12,257,691
UNEDIC 3.000%, 02/02/10	10,000	12,497,155
TOTAL — FRANCE		180,505,308
GERMANY — (11.3%)
BONDS — (11.3%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	6,708,058
5.750%, 06/02/10	15,000	20,636,129
(j) 1.000%, 09/20/10	2,950,000	25,818,797
BundesObligation 2.500%, 10/08/10	26,700	32,644,206
DSL Bank AG (j) 1.750%, 10/07/09	1,450,000	13,153,443
KFW-Kreditanstalt Fuer Wiederaufbau AG (s) 3.750%, 01/28/09	15,560	2,159,385
(j) 1.850%, 09/20/10	5,230,000	47,608,219
Landeskreditbank Baden-Wuerttemberg Foerderbank (c) 4.500%, 01/26/09	19,800	17,980,881
Norddeutsche Landesbank (j) 0.450%, 01/19/09	6,700,000	58,888,800
TOTAL — GERMANY		225,597,918
JAPAN — (1.5%)
BONDS — (1.5%)
GlaxoSmithKline Capital KK (e) 3.250%, 06/03/09	22,800	28,953,780
NETHERLANDS — (8.3%)
BONDS — (8.3%)
Bank Nederlandse Gemeenten NV 3.000%, 04/15/10	23,600	29,460,082
Deutsche Bahn Finance NV 6.000%, 06/15/10	12,763	17,685,047
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,541,350
Netherlands, Government of 2.750%, 04/15/09	5,500	6,894,071
5.500%, 07/15/10	41,700	57,160,312
Rabobank Nederland NV 3.625%, 01/22/08	8,200	10,550,344
(c) 4.250%, 01/05/09	16,200	14,613,827
(j) 0.800%, 02/03/11	3,100,000	26,766,405
TOTAL — NETHERLANDS		165,671,438
NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans ASA (j) 1.800%, 06/21/10	5,998,000	54,468,789

98

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial 2.875%, 03/16/09	44,750	$56,222,778
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.0%)
BONDS — (8.0%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,244,472
(j) 1.950%, 03/23/10	1,000,000	9,100,689
Eurofima (s) 5.625%, 02/05/08	43,100	6,193,395
European Investment Bank (s) 4.000%, 04/15/09	236,700	33,194,457
(f) 1.500%, 03/01/10	18,500	14,716,712
(d) 5.000%, 06/10/10	65,000	11,624,046
Inter-American Development Bank (c) 5.625%, 06/29/09	13,660	12,868,799
(j) 1.900%, 07/08/09	5,250,000	47,850,873
International Finance Corp. (u) 4.750%, 04/30/07	19,065	18,901,918
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,325,351
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		159,020,712
SWEDEN — (6.7%)
BONDS — (6.7%)
Kommuninvest I Sverige AB 4.100%, 05/11/09	156,000	21,886,187
Stockholm, Sweden 3.375%, 03/08/10	254,400	34,814,577
Swedish Export Credit Corp. (u) 2.875%, 01/26/07	14,700	14,492,539
(d) 5.375%, 10/15/09	6,790	1,217,734
Swedish Government 6.500%, 05/05/08 5.000%, 01/28/09 4.000%, 12/01/09	100,000 60,000 277,000	14,712,230 8,654,676 39,005,340
TOTAL — SWEDEN		134,783,283
SWITZERLAND — (0.3%)
BONDS — (0.3%)
UBS AG 0.875%, 12/29/09	6,700	5,208,730
UNITED KINGDOM — (7.8%)
BONDS — (7.8%)
Bank of England (e) 3.000%, 01/27/09	45,000	56,866,991
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	50,500	39,989,427
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	47,000	59,347,197
TOTAL — UNITED KINGDOM		156,203,615

	Face Amount^	Value†
	(000)
UNITED STATES — (21.4%)
AGENCY OBLIGATIONS — (7.9%)
Federal Home Loan Bank 2.750%, 11/15/06	31,300	$30,944,902
3.750%, 01/16/07	17,700	17,524,752
Federal Home Loan Mortgage Corporation 3.750%, 11/15/06	18,000	17,876,466
(e) 5.750%, 09/15/10	38,000	52,381,568
Federal National Mortgage Association 2.625%, 11/15/06	9,520	9,407,140
3.000%, 11/22/06	30,000	29,675,640
TOTAL AGENCY OBLIGATIONS		157,810,468
BONDS — (6.4%)
Fleetboston Financial Corp. 4.875%, 12/01/06	16,870	16,828,280
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,128,893
(f) 1.750%, 02/12/10	37,000	29,537,268
(s) 2.750%, 08/17/10	120,500	16,021,932
KFW International Finance, Inc. (j) 1.750%, 03/23/10	350,000	3,176,170
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	6,670,000	57,436,911
TOTAL BONDS		128,129,454
CERTIFICATE OF DEPOSIT INTEREST BEARING — (4.3%)
Deutsche Bank AG 4.960%, 02/07/07	20,000	19,942,122
5.020%, 02/21/07	27,500	27,434,028
Wells Fargo Bank NA 4.850%, 01/30/07	39,000	38,772,817
TOTAL CERTIFICATE OF DEPOSIT INTEREST BEARING		86,148,967
COMMERCIAL PAPER — (2.8%)
Beta Finance Corp. 4.760%, 08/21/06	15,300	15,122,780
Sigma Finance Corp. 4.780%, 10/26/06	7,400	7,242,632
Societe Generale North America 5.110%, 01/31/07	35,000	33,752,922
TOTAL COMMERCIAL PAPER		56,118,334
TOTAL — UNITED STATES		428,207,223
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $15,995,000 FHLMC Notes 4.00%, 09/22/09, valued at $18,154,325) to be repurchased at $17,887,419	17,885	17,885,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,957,398,855)		$2,000,350,502

See accompanying Notes to Financial Statements.

99

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
ASSETS:
Investments at Value (including $33,352, $40,475, $174,784, and $293,389 of securities on loan, respectively)	$393,685	$534,532	$2,104,019	$1,388,197
Temporary Cash Investments at Value	36,005	48,525	201,720	321,047
Foreign Currencies at Value	—	—	—	4,739
Cash	—	—	—	15
Receivables:
Investment Securities Sold	—	—	—	648
Dividends, Interest, and Tax Reclaims	591	739	1,756	5,104
Securities Lending Income	11	19	8	476
Fund Shares Sold	1,160	2,577	2,492	1,539
Prepaid Expenses and Other Assets	8	16	95	26
Deferred Offering Costs	8	8	—	—
Total Assets	431,468	586,416	2,310,090	1,721,791
LIABILITIES:
Payables:
Upon Return of Securities Loaned	34,427	41,635	180,690	316,191
Investment Securities Purchased	2,261	7,040	9,447	7,623
Fund Shares Redeemed	665	33	2,310	652
Due to Advisor	49	87	532	299
Accrued Expenses and Other Liabilities	26	29	129	101
Total Liabilities	37,428	48,824	193,108	324,866
NET ASSETS	$394,040	$537,592	$2,116,982	$1,396,925
SHARES OUTSTANDING $0.01 PAR VALUE	37,277,714	50,216,871	78,622,270	63,915,801

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.57	$10.71	$26.93	$21.86

Investments at Cost	$390,580	$523,411	$1,456,983	$1,023,073

Temporary Cash Investments at Cost	$36,005	$48,525	$201,720	$321,047

Foreign Currencies at Cost	$—	$—	$—	$4,725

See accompanying Notes to Financial Statements.

100

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	International Core Equity Portfolio	Emerging Markets Core Equity Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments at Value (including $50,296, $0, and $0 of securities on loan, respectively)	$403,700	$456,180	$1,982,466
Temporary Cash Investments at Value	57,865	—	17,885
Foreign Currencies at Value	4,338	1,202	18,393
Cash	15	—	15
Receivables:
Investment Securities Sold	57	3,200	9,280
Dividends, Interest, and Tax Reclaims	1,535	1,635	26,551
Securities Lending Income	84	—	—
Fund Shares Sold	2,969	2,729	2,890
Unrealized Gain on Forward Currency Contracts	—	—	11,900
Prepaid Expenses and Other Assets	16	17	1,348
Deferred Offering Costs	8	—	—
Total Assets	470,587	464,963	2,070,728
LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,314	—	—
Investment Securities Purchased	7,630	1	27,769
Fund Shares Redeemed	15	613	1,273
Due to Advisor	139	239	421
Loan Payable	—	2,976	—
Unrealized Loss on Forward Currency Contracts	—	—	2,323
Deferred Thailand Capital Gains Tax	—	104	—
Accrued Expenses and Other Liabilities	67	82	144
Total Liabilities	62,165	4,015	31,930
NET ASSETS	$408,422	$460,948	$2,038,798
SHARES OUTSTANDING $0.01 PAR VALUE	34,624,501	35,831,016	198,272,729
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.80	$12.86	$10.28
Investments at Cost	$375,324	$421,363	$1,939,514
Temporary Cash Investments at Cost	$57,865	$—	$17,885
Foreign Currencies at Cost	$4,243	$1,198	$18,450

See accompanying Notes to Financial Statements.

101

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $1,935, respectively)	$2,056	$2,903	$38,804	$21,107
Interest	146	204	414	146
Income from Securities Lending	38	68	61	1,108
Total Investment Income	2,240	3,175	39,279	22,361
Expenses
Investment Advisory Services Fees	218	364	3,054	1,632
Accounting & Transfer Agent Fees	25	31	126	87
Custodian Fees	28	40	51	125
Legal Fees	1	1	6	4
Audit Fees	1	2	17	11
Filing Fees	9	12	47	27
Shareholders' Reports	4	4	31	23
Directors'/Trustees' Fees & Expenses	1	1	9	5
Organizational and Offering Costs	14	14	—	—
Other	3	3	15	16
Total Expenses	304	472	3,356	1,930
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(9)	1	—	—
Net Expenses	295	473	3,356	1,930
Net Investment Income (Loss)	1,945	2,702	35,923	20,431
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	287	518	31,346	7,040
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	111
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	597	6,584	72,166	154,164
Translation of Foreign Currency Denominated Amounts	—	—	—	165
Net Realized and Unrealized Gain (Loss)	884	7,102	103,512	161,480
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,829	$9,804	$139,435	$181,911

See accompanying Notes to Financial Statements.

102

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	International Core Equity Portfolio	Emerging Markets Core Equity Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $467, $387, and $0, respectively)	$5,027	$5,543	—
Interest	141	1,333	$28,471
Income from Securities Lending	220	—	—
Total Investment Income	5,388	6,876	28,471
Expenses
Investment Advisory Services Fees	491	1,043	2,331
Accounting & Transfer Agent Fees	29	36	119
Custodian Fees	122	334	122
Legal Fees	1	2	6
Audit Fees	1	2	16
Filing Fees	9	15	44
Shareholders' Reports	3	8	26
Directors'/Trustees' Fees & Expenses	1	1	7
Organizational and Offering Costs	14	9	—
Other	3	5	11
Total Expenses	674	1,455	2,682
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	11	70	—
Net Expenses	685	1,525	2,682
Net Investment Income (Loss)	4,703	5,351	25,789
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	269	1,669	(19,379)
Net Realized Gain (Loss) on Foreign Currency Transactions	(43)	(478)	(85,651)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,068	14,295	75,303
Translation of Foreign Currency Denominated Amounts	42	(10)	22,120
Deferred Thailand Capital Gains Tax	—	(74)	—
Net Realized and Unrealized Gain (Loss)	27,336	15,402	(7,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,039	$20,753	$18,182

See accompanying Notes to Financial Statements.

103

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		DFA Real Estate Securities Portfolio		Large Cap International Portfolio
	Six Months Ended May 31, 2006	Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,945	$367	$2,702	$496	$35,923	$48,281	$20,431	$23,721
Net Realized Gain (Loss) on Investment Securities Sold	287	6	518	10	31,346	30,781	7,040	(104)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	111	(200)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	597	2,508	6,584	4,537	72,166	197,602	154,164	95,893
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	165	(130)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,829	2,881	9,804	5,043	139,435	276,664	181,911	119,180
Distributions From:
Net Investment Income	(1,059)	—	(1,443)	—	(36,069)	(51,325)	(8,955)	(25,310)
Net Short-Term Gains	(13)	—	(20)	—	(5,587)	(3,262)	—	—
Net Long-Term Gains	—	—	—	—	(11,457)	(28,712)	—	—
Total Distributions	(1,072)	—	(1,463)	—	(53,113)	(83,299)	(8,955)	(25,310)
Capital Share Transactions (1):
Shares Issued	272,221	120,949	351,759	177,097	356,668	582,858	182,542	300,290
Shares Issued in Lieu of Cash Distributions	1,071	—	1,452	—	52,103	82,210	8,284	23,672
Shares Redeemed	(4,600)	(239)	(6,038)	(62)	(214,761)	(330,681)	(92,312)	(137,260)
Net Increase (Decrease) from Capital Share Transactions	268,692	120,710	347,173	177,035	194,010	334,387	98,514	186,702
Total Increase (Decrease) in Net Assets	270,449	123,591	355,514	182,078	280,332	527,752	271,470	280,572
Net Assets
Beginning of Period	123,591	—	182,078	—	1,836,650	1,308,898	1,125,455	844,883
End of Period	$394,040	$123,591	$537,592	$182,078	$2,116,982	$1,836,650	$1,396,925	$1,125,455
(1) Shares Issued and Redeemed:
Shares Issued	25,511	12,119	32,850	17,794	13,192	24,982	8,614	16,677
Shares Issued in Lieu of Cash Distributions	104	—	140	—	2,092	3,572	417	1,334
Shares Redeemed	(432)	(24)	(561)	(6)	(7,980)	(14,101)	(4,345)	(7,582)
	25,183	12,095	32,429	17,788	7,304	14,453	4,686	10,429
Accumulated Net Investment Income (Loss)	$1,253	$367	$1,755	$496	$(218)	$412	$11,269	$(207)

See accompanying Notes to Financial Statements.

104

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	International Core Equity Portfolio		Emerging Markets Core Equity Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Apr. 05, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,703	$312	$5,351	$1,365	$25,789	$46,851
Net Realized Gain (Loss) on Investment Securities Sold	269	(21)	1,669	59	(19,379)	(12,376)
Net Realized Gain (Loss) on Foreign Currency Transactions	(43)	(91)	(478)	(373)	(85,651)	38,493
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,068	1,403	14,295	20,526	75,303	(36,225)
Translation of Foreign Currency Denominated Amounts	42	(3)	(10)	(4)	22,120	(8,276)
Deferred Thailand Capital Gains Tax	—	—	(74)	(30)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	32,039	1,600	20,753	21,543	18,182	28,467
Distributions From:
Net Investment Income	(513)	—	(857)	(702)	(48,309)	(33,648)
Net Short-Term Gains	—	—	(79)	—	—	—
Total Distributions	(513)	—	(936)	(702)	(48,309)	(33,648)
Capital Share Transactions (1):
Shares Issued	259,317	119,816	266,003	199,719	537,704	700,092
Shares Issued in Lieu of Cash Distributions	510	—	925	698	47,068	33,104
Shares Redeemed	(4,180)	(167)	(44,360)	(2,695)	(215,640)	(233,800)
Net Increase (Decrease) from Capital Share Transactions	255,647	119,649	222,568	197,722	369,132	499,396
Total Increase (Decrease) in Net Assets	287,173	121,249	242,385	218,563	339,005	494,215
Net Assets
Beginning of Period	121,249	—	218,563	—	1,699,793	1,205,578
End of Period	$408,422	$121,249	$460,948	$218,563	$2,038,798	$1,699,793
(1) Shares Issued and Redeemed:
Shares Issued	22,901	12,052	20,059	19,128	52,496	66,475
Shares Issued in Lieu of Cash Distributions	48	—	77	66	4,615	3,137
Shares Redeemed	(360)	(16)	(3,246)	(253)	(21,027)	(22,214)
	22,589	12,036	16,890	18,941	36,084	47,398
Accumulated Net Investment Income (Loss)	$4,411	$221	$4,784	$290	$32,365	$54,885

See accompanying Notes to Financial Statements.

105

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Core Equity 1 Portfolio				U.S. Core Equity 2 Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005 (a) to Nov. 30, 2005		Six Months Ended May 31, 2006		For the Period Sept. 15, 2005 (a) to Nov. 30, 2005
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.22		$10.00		$10.24		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.03		0.08	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		0.19		0.45		0.21
Total From Investment Operations	0.42		0.22		0.53		0.24
Less Distributions
Net Investment Income	(0.07)		—		(0.06)		—
Total Distributions	(0.07)		—		(0.06)		—
Net Asset Value, End of Period	$10.57		$10.22		$10.71		$10.24
Total Return	4.12	%(C)	2.20	%(C)	5.22	%(C)	2.40	%(C)
Net Assets, End of Period (thousands)	$394,040		$123,591		$537,592		$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)(E)	0.26	%(B)	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)	0.37	%(B)(E)	0.26	%(B)	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.52	%(B)	1.85	%(B)(E)	1.49	%(B)	1.92	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)	1	%(C)	0	%(C)

See accompanying Notes to Financial Statements.

106

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.75		$23.02	$18.80	$14.91	$15.02	$13.51
Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.82	0.62	0.64	0.54	0.82
Net Gains (Losses) on Securities (Realized and Unrealized)	1.45		3.33	4.47	4.08	0.18	1.49
Total From Investment Operations	1.93		4.15	5.09	4.72	0.72	2.31
Less Distributions
Net Investment Income	(0.34)		(0.86)	(0.71)	(0.75)	(0.75)	(0.80)
Net Realized Gains	(0.41)		(0.56)	(0.16)	(0.08)	(0.08)	—
Total Distributions	(0.75)		(1.42)	(0.87)	(0.83)	(0.83)	(0.80)
Net Asset Value, End of Period	$26.93		$25.75	$23.02	$18.80	$14.91	$15.02
Total Return	7.74	%(C)	18.81%	29.44%	33.48%	5.36%	17.76%
Net Assets, End of Period (thousands)	$2,116,982		$1,836,650	$1,308,898	$783,405	$413,264	$283,732
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.37%	0.39%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	3.11%	3.61%	4.19%	4.71%	5.55%
Portfolio Turnover Rate	5	%(C)	3%	6%	2%	2%	6%

	Large Cap International Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$19.00		$17.31	$14.65	$12.10	$13.90	$17.30
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.44	0.31	0.25	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68		1.72	2.86	2.51	(1.79)	(3.38)
Total From Investment Operations	3.01		2.16	3.17	2.76	(1.57)	(3.13)
Less Distributions
Net Investment Income	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.22)
Net Realized Gains	—		—	—	—	—	(0.05)
Total Distributions	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.27)
Net Asset Value, End of Period	$21.86		$19.00	$17.31	$14.65	$12.10	$13.90
Total Return	15.92	%(C)	12.73%	22.09%	23.32%	(11.50)%	(18.42)%
Net Assets, End of Period (thousands)	$1,396,925		$1,125,455	$844,883	$504,123	$337,367	$344,871
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.37%	0.41%	0.43%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.14	%(B)	2.41%	2.07%	2.10%	1.74%	1.65%
Portfolio Turnover Rate	2	%(C)	4%	1%	1%	9%	4%

See accompanying Notes to Financial Statements.

107

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	International Core Equity Portfolio				Emerging Markets Core Equity Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005 (a) to Nov. 30, 2005		Six Months Ended May 31, 2006		For the Period Apr. 5, 2005 (a) to Nov. 30, 2005
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$10.00		$11.54		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.04	(A)	0.19	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.58		0.03		1.17		1.51
Total From Investment Operations	1.77		0.07		1.36		1.61
Less Distributions
Net Investment Income	(0.04)		—		(0.04)		(0.07)
Total Distributions	(0.04)		—		(0.04)		(0.07)
Net Asset Value, End of Period	$11.80		$10.07		$12.86		$11.54
Total Return	17.59	%(C)	0.70	%(C)	11.85	%(C)	16.12	%(C)
Net Assets, End of Period (thousands)	$408,422		$121,249		$460,948		$218,563
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.49	%(B)(E)	0.81	%(B)	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.48	%(B)	0.90	%(B)(E)	0.77	%(B)	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.36	%(B)	1.89	%(B)(E)	2.83	%(B)	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)	5	%(C)	2	%(C)

See accompanying Notes to Financial Statements.

108

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$10.48	$10.50	$10.92	$10.93	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.26	0.33	0.33	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	(0.11)	0.06	0.15	0.44	0.22
Total From Investment Operations	0.10	0.23	0.32	0.48	0.77	0.72
Less Distributions
Net Investment Income	(0.30)	(0.25)	(0.32)	(0.39)	(0.33)	(0.72)
Net Realized Gains	—	—	(0.42)	(0.10)	(0.01)	—
Total Distributions	(0.30)	(0.25)	(0.74)	(0.49)	(0.34)	(0.72)
Net Asset Value, End of Period	$10.28	$10.48	$10.50	$10.92	$10.93	$10.50
Total Return	0.95	%(C)	2.15%	3.04%	4.45%	7.55%	7.23%
Net Assets, End of Period (thousands)	$2,038,798	$1,699,793	$1,205,578	$969,439	$761,717	$628,936
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.34%	0.34%	0.35%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	3.22%	3.12%	3.23%	4.09%	4.04%
Portfolio Turnover Rate	61	%(C)	69%	90%	103%	79%	113%

See accompanying Notes to Financial Statements.

109

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company, registered under the Investment Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of forty-one operational portfolios, of which seven (the "Portfolios") are presented in this section of the report.

Portfolios

International Portfolios
Domestic Equity Portfolios	International Equity Portfolios	International Fixed Income Portfolio
U.S. Core Equity 1 Portfolio	Large Cap International Portfolio	DFA Five-Year Global Fixed Income Portfolio

U.S. Core Equity 2 Portfolio	International Core Equity Portfolio

DFA Real Estate Securities Portfolio	Emerging Markets Core Equity Portfolio

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions

110

and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by the International Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the International Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as a foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

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4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2006, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Global Fixed Income Portfolio	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2007, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2006, the Portfolios had the following effective rates based on a percentage of average net assets on an annualized basis. During the six-months ended May 31, 2006, the Advisor received reimbursements of previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2009 are reflected below (amounts in thousands). The Portfolio's are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of reimbursement.

Portfolios	Effective Rates	Reimbursements of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Reimbursement
U.S. Core Equity 1 Portfolio (1)	0.23%	$5	$36
U.S. Core Equity 2 Portfolio (1)	0.26%	12	31
International Core Equity Portfolio (1)	0.49%	43	57
Emerging Markets Core Equity Portfolio (2)	0.85%	102	—

112

(1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) Effective December 1, 2005, pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

For the period April 1, 2005 through November 30, 2005, pursuant to a Fee Waiver and Expense Agreement for the Portfolio, the Advisor had agreed to waive all or a portion of its advisory fee to reduce the Portfolio's expenses up to the amount of its total advisory fee when the Portfolio's total expenses exceeded 1.00% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets on an annualized basis or after December 1, 2005, 0.85% of its average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $62. The total related amounts paid by the each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Core Equity 1 Portfolio	$5
U.S. Core Equity 2 Portfolio	6
DFA Real Estate Securities Portfolio	39
Large Cap International Portfolio	25
International Core Equity Portfolio	5
Emerging Markets Core Equity Portfolio	7
DFA Five-Year Global Fixed Income Portfolio	36

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E.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Core Equity 1 Portfolio	—	—	$271,631	$1,721
U.S. Core Equity 2 Portfolio	—	—	349,289	2,807
DFA Real Estate Securities Portfolio	—	—	285,367	107,351
Large Cap International Portfolio	—	—	124,314	20,876
International Core Equity Portfolio	—	—	258,511	2,224
Emerging Markets Core Equity Portfolio	—	—	240,355	18,463
DFA Five-Year Global Fixed Income Portfolio	$165,891	$104,466	1,078,715	968,222

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
DFA Real Estate Securities Portfolio	$(3)	$4,138	$(4,135)
Large Cap International Portfolio	(43)	124	(81)
International Core Equity Portfolio	—	(91)	91
Emerging Markets Core Equity Portfolio	—	(373)	373
DFA Five-Year Global Fixed Income Portfolio	—	38,540	(38,540)

114

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Real Estate Securities Portfolio
2005	$54,162	$29,137	$83,299
2004	40,062	6,193	46,255
Large Cap International Portfolio
2005	25,310	—	25,310
2004	20,560	—	20,560
Emerging Markets Core Equity Portfolio
2005	702	—	702
DFA Five-Year Global Fixed Income Portfolio
2005	33,648	—	33,648
2004	39,545	30,038	69,583

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Core Equity 1 Portfolio	$394	—	—	$394
U.S. Core Equity 2 Portfolio	528	—	—	528
DFA Real Estate Securities Portfolio	27,160	$11,397	—	38,557
Large Cap International Portfolio	6,787	—	$(19,322)	(12,535)
International Core Equity Portfolio	245	—	(21)	224
Emerging Markets Core Equity Portfolio	385	—	—	385
DFA Five-Year Global Fixed Income Portfolio	43,875	—	(17,425)	26,450

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2012	2013	Total
Large Cap International Portfolio	$357	$18,180	$533	—	$252	$19,322
International Core Equity Portfolio	—	—	—	—	21	21
DFA Five-Year Global Fixed Income Portfolio	—	—	—	$5,041	12,384	17,425

Some of the International Equity Portfolios investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following International Equity Portfolios had unrealized appreciation (depreciation)

115

(mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$6,977	$214
International Core Equity Portfolio	2	—

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Core Equity 1 Portfolio	$426,585	$17,672	$(14,567)	$3,105
U.S. Core Equity 2 Portfolio	571,936	29,662	(18,541)	11,121
DFA Real Estate Securities Portfolio	1,660,245	651,998	(6,504)	645,494
Large Cap International Portfolio	1,344,930	403,191	(38,877)	364,314
International Core Equity Portfolio	433,188	35,919	(7,542)	28,377
Emerging Markets Core Equity Portfolio	421,461	52,540	(17,821)	34,719
DFA Five-Year Global Fixed Income Portfolio	1,957,399	52,026	(9,074)	42,952

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
U.S. Core Equity 1 Portfolio	$389,402	$1,253	$280	—	—	$3,105	—	$394,040	100,000,000
U.S. Core Equity 2 Portfolio	524,208	1,755	508	—	—	11,121	—	537,592	100,000,000
DFA Real Estate Securities Portfolio	1,428,373	(218)	41,791	—	—	647,036	—	2,116,982	150,000,000
Large Cap International Portfolio	1,033,397	11,269	(13,092)	$111	—	365,138	$102	1,396,925	150,000,000
International Core Equity Portfolio	375,296	4,411	248	(43)	—	28,471	39	408,422	100,000,000
Emerging Markets Core Equity Portfolio	420,290	4,784	1,649	(478)	$(104)	34,821	(14)	460,948	100,000,000
DFA Five-Year Global Fixed Income Portfolio	2,075,114	32,365	(36,803)	(85,651)	—	42,895	10,878	2,038,798	350,000,000

H.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on

116

a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2. Forward Currency Contracts: The International Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2006, the International Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain/(Loss)
06/09/06	174,361	Euro	$224,107	$223,425	$682
06/09/06	16,619,866	Japanese Yen	149,562	147,673	1,889
06/16/06	122,826	Canadian Dollar	110,884	111,532	(648)
06/16/06	246,174	Euro	316,762	315,781	981
06/16/06	25,874,190	Japanese Yen	235,729	230,427	5,302
06/26/06	436,746	Denmark Krone	75,259	75,164	95
06/26/06	118,368	Euro	152,453	151,938	515
06/26/06	9,858,002	Japanese Yen	88,941	87,917	1,024
06/26/06	1,347,610	Swedish Krona	185,169	186,844	(1,675)
06/26/06	205,626	Swiss Franc	170,638	169,226	1,412
		Total	$1,709,504	$1,699,927	$9,577

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the International Portfolios may be inhibited.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. During the six months ended May 31, 2006, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
DFA Real Estate Securities Portfolio	4.95%	$1,238	7	$1	$1,768
Emerging Markets Core Equity Portfolio	5.73%	2,904	7	3	4,948

117

At May 31, 2006, Emerging Markets Core Equity Portfolio had a loan outstanding in the amount of $2,973 (in thousands). There were no other outstanding borrowings by the Portfolios under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J.  Securities Lending:

As of May 31, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

118

L.  Other:

At May 31, 2006, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Core Equity 1 Portfolio	3	87%
U.S. Core Equity 2 Portfolio	4	74%
DFA Real Estate Securities Portfolio	2	69%
Large Cap International Portfolio	1	55%
International Core Equity Portfolio	4	79%
Emerging Markets Core Equity Portfolio	2	65%
DFA Five-Year Global Fixed Income Portfolio	3	70%

119

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Expenses Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,173.40	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

120

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
9.3%	6.1%	10.2%	21.1%	1.4%	14.9%	5.5%

Consumer Discretionary	Materials	Telecommunication Services	Utilities	Other	Total
9.3%	22.3%	3.8%	4.2%	1.2%	100.0%

121

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$13,698,450	0.4%
BRAZIL — (7.3%)
COMMON STOCKS — (1.7%)
Arcelor Brasil SA	1,751,487	25,600,113	0.8%
Companhia Siderurgica Nacional SA	931,400	27,629,855	0.8%
Other Securities		3,398,203	0.1%
TOTAL COMMON STOCKS		56,628,171	1.7%
PREFERRED STOCKS — (5.6%)
Gerdau SA	1,222,542	17,308,551	0.5%
Investimentos Itau SA	5,388,166	20,480,856	0.6%
Metalurgica Gerdau SA	959,400	16,429,077	0.5%
Usinas Siderurgicas de Minas Gerais SA Series A	826,925	26,733,368	0.8%
Other Securities		101,156,371	3.2%
TOTAL PREFERRED STOCKS		182,108,223	5.6%
TOTAL — BRAZIL		238,736,394	7.3%
CHILE — (3.1%)
COMMON STOCKS — (3.1%)
Enersis SA ADR	2,033,600	23,711,776	0.7%
Other Securities		75,853,728	2.3%
TOTAL — CHILE		99,565,504	3.0%
CZECH REPUBLIC — (3.3%)
COMMON STOCKS — (3.3%)
* Cesky Telecom A.S.	937,593	19,466,396	0.6%
CEZ A.S.	2,744,208	86,787,776	2.6%
TOTAL — CZECH REPUBLIC		106,254,172	3.2%
HUNGARY — (3.8%)
COMMON STOCKS — (3.8%)
Egis Nyrt.	115,885	15,526,739	0.5%
MOL Magyar Olaj- es Gazipari RT	815,045	83,480,476	2.6%
Other Securities		25,837,373	0.7%
TOTAL — HUNGARY		124,844,588	3.8%
INDIA — (12.7%)
COMMON STOCKS — (12.7%)
* Reliance Communication Ventures, Ltd.	6,786,159	39,232,367	1.2%
* Reliance Industries, Ltd.	6,786,159	139,698,377	4.3%
Sterlite Industries (India), Ltd. Series A	1,319,280	12,255,160	0.4%
Tata Steel, Ltd.	1,899,526	21,194,259	0.7%
Other Securities		202,593,748	6.1%
TOTAL COMMON STOCKS		414,973,911	12.7%
PREFERRED STOCKS — (0.0%)
Other Securities		80,293	0.0%
TOTAL — INDIA		415,054,204	12.7%

122

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
PT International Nickel Indonesia Tbk	7,522,000	$16,101,700	0.5%
PT Medco Energi International Tbk	31,249,000	13,479,520	0.4%
PT Semen Gresik Tbk	8,421,591	20,177,081	0.6%
Other Securities		49,908,743	1.5%
TOTAL — INDONESIA		99,667,044	3.0%
ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
Bank Hapoalim B.M.	8,089,710	37,615,522	1.2%
Bank Leumi Le-Israel	8,352,608	31,334,021	1.0%
Other Securities		74,855,737	2.2%
TOTAL — ISRAEL		143,805,280	4.4%
MALAYSIA — (6.1%)
COMMON STOCKS — (6.1%)
Other Securities		199,000,291	6.1%
PREFERRED STOCKS — (0.0%)
Other Securities		79,855	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,352	0.0%
TOTAL — MALAYSIA		199,095,498	6.1%
MEXICO — (7.0%)
COMMON STOCKS — (7.0%)
Alfa S.A. de C.V. Series A	5,405,364	24,779,946	0.8%
Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	12,331,266	0.4%
Grupo Carso S.A. de C.V. Series A-1	13,173,051	27,639,832	0.8%
Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	60,589,354	1.8%
Organizacion Soriana S.A. de C.V. Series B	5,249,700	22,677,889	0.7%
Other Securities		80,968,924	2.5%
TOTAL — MEXICO		228,987,211	7.0%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		43,374,321	1.3%
POLAND — (3.6%)
COMMON STOCKS — (3.6%)
Polski Koncern Naftowy Orlen SA	3,223,851	56,663,474	1.7%
Other Securities		59,638,419	1.8%
TOTAL — POLAND		116,301,893	3.5%
SOUTH AFRICA — (11.4%)
COMMON STOCKS — (11.4%)
ABSA Group, Ltd.	898,244	14,827,803	0.5%
Barloworld, Ltd.	1,101,191	18,688,652	0.6%
* Harmony Gold Mining Co., Ltd.	1,528,002	21,712,855	0.7%
Liberty Group, Ltd.	1,494,978	17,125,522	0.5%
Mittal Steel South Africa, Ltd.	2,388,294	22,335,659	0.7%
Nedbank Group, Ltd.	2,021,460	34,587,131	1.1%
Old Mutual PLC	10,274,412	31,941,146	1.0%
Sanlam, Ltd.	10,756,714	24,473,035	0.8%

123

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Sappi, Ltd.	1,124,613	$13,963,400	0.4%
Steinhoff International Holdings, Ltd.	4,600,555	14,672,577	0.5%
Telkom South Africa, Ltd.	770,894	16,392,966	0.5%
Other Securities		142,400,415	4.1%
TOTAL — SOUTH AFRICA		373,121,161	11.4%
SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
Doosan Heavy Industries & Construction Co., Ltd.	400,500	12,321,974	0.4%
Hyundai Heavy Industries Co., Ltd.	189,160	19,233,901	0.6%
Hyundai Motor Co., Ltd.	446,030	34,460,404	1.1%
Kia Motors Corp.	899,680	15,321,959	0.5%
POSCO Sponsored ADR	714,500	45,942,350	1.4%
Other Securities		275,892,654	8.3%
TOTAL COMMON STOCKS		403,173,242	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		378,481	0.0%
TOTAL — SOUTH KOREA		403,551,723	12.3%
TAIWAN — (13.0%)
COMMON STOCKS — (13.0%)
Chang Hwa Commercial Bank	19,928,459	12,973,308	0.4%
* China Development Financial Holding Corp.	40,619,000	15,216,097	0.5%
Far East Textile, Ltd.	16,291,942	12,524,955	0.4%
Mega Financial Holding Co., Ltd.	18,530,000	13,208,006	0.4%
United Microelectronics Corp.	32,824,183	20,521,780	0.6%
Other Securities		351,081,627	10.7%
TOTAL — TAIWAN		425,525,773	13.0%
THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
Other Securities		99,370,580	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,865	0.0%
TOTAL — THAILAND		99,419,445	3.0%
TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	3,293,434	19,598,477	0.6%
Turkiye Garanti Bankasi A.S.	4,833,512	14,571,061	0.5%
Turkiye Is Bankasi A.S.	2,232,528	13,188,476	0.4%
Other Securities		84,505,412	2.5%
TOTAL — TURKEY		131,863,426	4.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $2,991,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,394,785) to be repurchased at $3,344,452	$3,344	3,344,000	0.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,189,187,959)		$3,266,210,087	99.5%

See accompanying Notes to Financial Statements.

124

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investments at Value	$3,262,866
Temporary Cash Investments at Value	3,344
Foreign Currencies at Value	2,209
Cash	4
Receivables:
Investment Securities Sold	54
Dividends and Interest	7,484
Fund Shares Sold	12,228
Prepaid Expenses and Other Assets	10
Total Assets	3,288,199
LIABILITIES:
Payables:
Investment Securities Purchased	3
Due to Advisor	296
Deferred Thailand Capital Gains Tax	5,395
Deferred Chilean Repatriation Tax	268
Accrued Expenses and Other Liabilities	462
Total Liabilities	6,424
NET ASSETS	$3,281,775
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	83,695,302
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.21
Investments at Cost	$2,185,844
Temporary Cash Investments at Cost	$3,344
Foreign Currencies at Cost	$2,225

See accompanying Notes to Financial Statements.

125

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,819)	$44,487
Interest	909
Total Investment Income	45,396
Expenses
Investment Advisory Services Fees	1,515
Accounting & Transfer Agent Fees	163
Custodian Fees	1,730
Legal Fees	12
Audit Fees	18
Shareholders' Reports	44
Directors'/Trustees' Fees & Expenses	12
Other	55
Total Expenses	3,549
Net Investment Income (Loss)	41,847
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	97,230
Net Realized Gain (Loss) on Foreign Currency Transactions	(978)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	265,831
Translation of Foreign Currency Denominated Amounts	(149)
Deferred Thailand Capital Gains Tax	(1,276)
Net Realized and Unrealized Gain (Loss)	360,658
Net Increase (Decrease) in Net Assets Resulting from Operations	$402,505

See accompanying Notes to Financial Statements.

126

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,847	$58,055
Net Realized Gain (Loss) on Investment Securities Sold	97,230	59,058
Net Realized Gain (Loss) on Foreign Currency Transactions	(978)	(3,127)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	265,831	375,233
Translation of Foreign Currency Denominated Amounts	(149)	5
Deferred Thailand Capital Gains Tax	(1,276)	249
Net Increase (Decrease) in Net Assets Resulting from Operations	402,505	489,473
Distributions From:
Net Investment Income	(21,466)	(51,518)
Net Short-Term Gains	(5,458)	(1,386)
Net Long-Term Gains	(53,392)	(24,479)
Total Distributions	(80,316)	(77,383)
Capital Share Transactions (1):
Shares Issued	543,322	847,065
Shares Issued in Lieu of Cash Distributions	70,680	67,397
Shares Redeemed	(71,480)	(82,438)
Net Increase (Decrease) from Capital Share Transactions	542,522	832,024
Total Increase (Decrease) in Net Assets	864,711	1,244,114
Net Assets
Beginning of Period	2,417,064	1,172,950
End of Period	$3,281,775	$2,417,064
(1) Shares Issued and Redeemed:
Shares Issued	13,504	27,817
Shares Issued in Lieu of Cash Distributions	2,013	2,289
Shares Redeemed	(1,882)	(2,587)
	13,635	27,519
Accumulated Net Investment Income (Loss)	$25,706	$5,573

See accompanying Notes to Financial Statements.

127

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$34.50	$27.57	$19.25	$12.81	$12.28	$14.14
Income from Investment Operations
Net Investment Income (Loss)	0.55	(A)	0.99	(A)	0.52	0.33	0.23	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	5.30	7.42	8.42	6.45	0.83	(0.92)
Total from Investment Operations	5.85	8.41	8.94	6.78	1.06	(0.54)
Less Distributions
Net Investment Income	(0.30)	(0.88)	(0.41)	(0.34)	(0.32)	(0.33)
Net Realized Gains	(0.84)	(0.60)	(0.21)	—	(0.21)	(0.99)
Total Distributions	(1.14)	(1.48)	(0.62)	(0.34)	(0.53)	(1.32)
Net Asset Value, End of Period	$39.21	$34.50	$27.57	$19.25	$12.81	$12.28
Total Return	17.34	%(C)	31.60%	47.38%	53.30%	8.79%	(4.34)%
Net Assets, End of Period (thousands)	$3,281,775	$2,417,064	$1,172,950	$617,723	$345,597	$279,096
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.29%	0.34%	0.42%	0.40%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	3.23%	2.33%	2.39%	1.67%	3.16%
Portfolio Turnover Rate	5	%(C)	7%	8%	10%	15%	19%

See accompanying Notes to Financial Statements.

128

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

129

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $57 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2006, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

130

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $3 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$642,043

Sales	159,432

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains	Increase (Decrease) Accumulated Appreciation (Depreciation)
$(2,859)	$3,108	$(249)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2005	$52,904	$24,479	$77,383
2004	15,246	6,727	21,973
At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
	$12,855	$53,152	$66,007

131

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $1,867 and $2,725, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,190,073	$1,173,650	$(97,513)	$1,076,137

F.  Components of Net Assets:

At May 31, 2006 net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Asset
$2,091,566	$25,706	$93,992	$(978)	$(5,395)	$1,077,006	$(122)	$3,281,775

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

132

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.26%	$4,104	14	$8	$8,961

There were no outstanding borrowings by the Fund under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective, June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Fund under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

133

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust and the Fund use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

134

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DFA053106-012S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

REITs  Real Estate Investment Trusts.

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,074.10	0.15%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)

  (Unaudited)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (19,348,788 Shares, Cost $332,549) at Value †	$417,353
Receivable for Investment Securities Sold	983
Prepaid Expenses and Other Assets	19
Total Assets	418,355
LIABILITIES:
Payables:
Fund Shares Redeemed	983
Due to Advisor	3
Accrued Expenses and Other Liabilities	37
Total Liabilities	1,023
NET ASSETS	$417,332
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	19,142,278
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.80

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)

  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,974
Expenses
Administrative Services Fees	20
Accounting & Transfer Agent Fees	9
Legal Fees	2
Audit Fees	1
Filing Fees	11
Shareholders' Reports	18
Directors'/Trustees' Fees & Expenses	1
Other	1
Total Expenses	63
Net Investment Income (Loss)	1,911
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	12,132
Net Realized Gain (Loss) on Investment Securities Sold	(124)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	13,073
Net Realized and Unrealized Gain (Loss)	25,081
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,992

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,911	$4,308
Capital Gain Distributions Received from Affiliated Investment Company	12,132	204
Net Realized Gain (Loss) on Investment Securities Sold	(124)	(246)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	13,073	32,858
Net Increase (Decrease) in Net Assets Resulting from Operations	26,992	37,124
Distributions From:
Net Investment Income	(3,264)	(2,965)
Net Short-Term Gains	(858)	—
Total Distributions	(4,122)	(2,965)
Capital Share Transactions (1):
Shares Issued	58,369	122,842
Shares Issued in Lieu of Cash Distributions	4,122	2,965
Shares Redeemed	(13,200)	(10,770)
Net Increase (Decrease) from Capital Share Transactions	49,291	115,037
Total Increase (Decrease) in Net Assets	72,161	149,196
Net Assets
Beginning of Period	345,171	195,975
End of Period	$417,332	$345,171
(1) Shares Issued and Redeemed:
Shares Issued	2,745	6,398
Shares Issued in Lieu of Cash Distributions	201	155
Shares Redeemed	(613)	(556)
	2,333	5,997
Accumulated Net Investment Income (Loss)	$(12)	$1,341

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.53		$18.13	$15.19	$12.82	$15.05	$16.66
Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.30	0.16	0.18	0.18	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	1.41		2.32	3.09	2.38	(1.42)	1.31
Total from Investment Operations	1.51		2.62	3.25	2.56	(1.24)	1.54
Less Distributions
Net Investment Income	(0.19)		(0.22)	(0.31)	(0.19)	(0.21)	(0.32)
Net Realized Gains	(0.05)		—	—	—	(0.78)	(2.83)
Total Distributions	(0.24)		(0.22)	(0.31)	(0.19)	(0.99)	(3.15)
Net Asset Value, End of Period	$21.80		$20.53	$18.13	$15.19	$12.82	$15.05
Total Return	7.41	%(C)	14.57%	21.66%	20.26%	(8.76)%	10.74%
Net Assets, End of Period (thousands)	$417,332		$345,171	$195,975	$103,421	$69,848	$62,960
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.18%	0.21%	0.22%	0.26%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.97	%(B)	1.60%	0.98%	1.56%	1.30%	1.61%

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $8 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) to the extent necessary to limit the annualized expenses of the Portfolio to not more than 0.75% of its average daily net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of its average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average daily net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue in effect from year to year thereafter unless terminated by the Fund or Advisor. At May 31, 2006, there were no previously waived fees subject to future reimbursement to the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Portfolio.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Return of Capital	Total
2005	$2,965	—	$2,965
2004	2,505	$23	2,528

9

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$1,345	$(924)	$421

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2005, the Portfolio had capital loss carryforward available to offset future realized gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2012	Total
$924	$924

During the year ended November 30, 2005, the Portfolio utilized capital loss carryforwards to offset realized capital gains of $259 (in thousands).

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$340,163	$84,804	$(7,614)	$77,190

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$329,814	$(12)	$2,726	$84,804	$417,332

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed

10

to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

On May 31, 2006, one shareholder held 100% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%	4.8%	0.1%	6.2%	0.1%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)

  (Unaudited)

ASSETS:
Investments at Value (including $797,943 of securities on loan)	$6,986,995
Temporary Cash Investments at Value	884,743
Cash	1
Receivables:
Dividends and Interest	9,737
Fund Shares Sold	8,595
Securities Lending Income	118
Prepaid Expenses and Other Assets	21
Total Assets	7,890,210
LIABILITIES:
Payables:
Upon Return of Securities Loaned	822,465
Fund Shares Redeemed	1,121
Due to Advisor	590
Accrued Expenses and Other Liabilities	217
Total Liabilities	824,393
NET ASSETS	$7,065,817
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	327,500,598
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.57
Investments at Cost	$5,642,657
Temporary Cash Investments at Cost	$884,743

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)

  (Unaudited)

Investment Income
Dividends	$53,130
Interest	4,070
Income from Securities Lending	617
Total Investment Income	57,817
Expenses
Investment Advisory Services Fees	3,231
Accounting & Transfer Agent Fees	331
Custodian Fees	158
Legal Fees	7
Audit Fees	37
Shareholders' Reports	24
Directors'/Trustees' Fees & Expenses	26
Other	39
Total Expenses	3,853
Net Investment Income (Loss)	53,964
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	285,070
Change in Unrealized Appreciation (Depreciation) of Investment Securities	104,453
Net Realized and Unrealized Gain (Loss)	389,523
Net Increase (Decrease) in Net Assets Resulting from Operations	$443,487

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,964	$75,708
Net Realized Gain (Loss) on Investment Securities Sold	285,070	200,126
Change in Unrealized Appreciation (Depreciation) of Investment Securities	104,453	400,320
Net Increase (Decrease) in Net Assets Resulting from Operations	443,487	676,154
Distributions From:
Net Investment Income	(32,326)	(79,209)
Net Short-Term Gains	(14,160)	—
Net Long-Term Gains	(186,026)	(3,972)
Total Distributions	(232,512)	(83,181)
Capital Share Transactions (1):
Shares Issued	905,579	1,391,582
Shares Issued in Lieu of Cash Distributions	227,002	79,551
Shares Redeemed	(109,326)	(152,432)
Net Increase (Decrease) from Capital Share Transactions	1,023,255	1,318,701
Total Increase (Decrease) in Net Assets	1,234,230	1,911,674
Net Assets
Beginning of Period	5,831,587	3,919,913
End of Period	$7,065,817	$5,831,587
(1) Shares Issued and Redeemed:
Shares Issued	42,606	71,023
Shares Issued in Lieu of Cash Distributions	11,226	4,005
Shares Redeemed	(5,190)	(7,495)
	48,642	67,533
Accumulated Net Investment Income (Loss)	$31,294	$9,656

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six-Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31		2.41	3.09	2.41	(1.43)	1.25
Total from Investment Operations	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	9	%(C)	9%	7%	7%	9%	6%

See accompanying Notes to Financial Statements.

19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $124 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

20

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,301,652
Sales	542,855

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Series.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$79,209	$3,972	$83,181
2004	33,641	—	33,641

21

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated (Losses)
$23,861	$185,837	$209,698

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,527,400	$1,612,460	$(268,122)	$1,344,338

F.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$5,405,344	$31,294	$284,841	$1,344,338	$7,065,817

G.  Financial Instruments:

In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and the significant corresponding risk is described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The

22

agreement for the line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.00%	$9,389	1	$1	$9,389

There were no outstanding borrowings by the Series under this line on credit at May 31, 2006. The line of credit was scheduled to expire June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator, custodian and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

25

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053106-009S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio III

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

REITs  Real Estate Investment Trusts.

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,073.70	0.14%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

U.S. Large Cap Value Portfolio III
Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (61,267,915 Shares, Cost $939,968) at Value†	$1,321,549
Receivable for Fund Shares Sold	1,881
Prepaid Expenses and Other Assets	25
Total Assets	1,323,455
LIABILITIES:
Payables:
Investment Securities Purchased	1,608
Fund Shares Redeemed	273
Due to Advisor	11
Accrued Expenses and Other Liabilities	85
Total Liabilities	1,977
NET ASSETS	$1,321,478
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	73,777,378
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.91

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$6,227
Expenses
Administrative Services Fees	62
Accounting & Transfer Agent Fees	15
Legal Fees	8
Audit Fees	2
Filing Fees	19
Shareholders' Reports	35
Directors'/Trustees' Fees & Expenses	5
Other	3
Total Expenses	149
Net Investment Income (Loss)	6,078
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	38,893
Net Realized Gain (Loss) on Investment Securities Sold	(185)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	40,205
Net Realized and Unrealized Gain (Loss)	78,913
Net Increase (Decrease) in Net Assets Resulting from Operations	$84,991

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,078	$15,563
Capital Gain Distributions Received from Affiliated Investment Company	38,893	834
Net Realized Gain (Loss) on Investment Securities Sold	(185)	(100)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	40,205	117,974
Net Increase (Decrease) in Net Assets Resulting from Operations	84,991	134,271
Distributions From:
Net Investment Income	(10,648)	(11,048)
Net Short-Term Gains	(2,751)	(56)
Net Long-Term Gains	(802)	—
Total Distributions	(14,201)	(11,104)
Capital Share Transactions (1):
Shares Issued	168,152	251,090
Shares Issued in Lieu of Cash Distributions	14,201	11,104
Shares Redeemed	(54,247)	(83,973)
Net Increase (Decrease) from Capital Share Transactions	128,106	178,221
Total Increase (Decrease) in Net Assets	198,896	301,388
Net Assets
Beginning of Period	1,122,582	821,194
End of Period	$1,321,478	$1,122,582
(1) Shares Issued and Redeemed:
Shares Issued	9,557	15,999
Shares Issued in Lieu of Cash Distributions	843	707
Shares Redeemed	(3,100)	(5,322)
	7,300	11,384
Accumulated Net Investment Income (Loss)	$(110)	$4,460

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.89	$14.91	$12.50	$10.55	$13.02	$16.21

Income from Investment Operations

Net Investment Income (Loss)	0.09	(A)	0.25	0.14	0.16	0.13	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.14		1.91	2.54	1.94	(1.14)	1.13

Total from Investment Operations	1.23	2.16	2.68	2.10	(1.01)	1.40

Less Distributions

Net Investment Income	(0.16)	(0.18)	(0.27)	(0.15)	(0.19)	(0.42)
Net Realized Gains	(0.05)	—	—	—	(1.27)	(4.17)

Total Distributions	(0.21)		(0.18)	(0.27)	(0.15)	(1.46)	(4.59)
Net Asset Value, End of Period	$17.91		$16.89	$14.91	$12.50	$10.55	$13.02
Total Return	7.37	%(C)	14.62%	21.72%	20.23%	(8.66)%	10.94%
Net Assets, End of Period (thousands)	$1,321,478		$1,122,582	$821,194	$545,795	$378,745	$282,658
Ratio of Expenses to Average Net Assets (D)	0.14	%(B)	0.17%	0.19%	0.18%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.99	%(B)	1.60%	1.02%	1.58%	1.40%	1.71%

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 19% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $24 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to a redesignation of distributions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(45)	$45

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
2005	$11,104	—	—	$11,104
2004	12,682	$1	$20	12,703

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Unditributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$4,661	$834	$5,495

9

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$950,937	$381,581	$(10,969)	$370,612

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$914,801	$(110)	$25,206	$381,581	$1,321,478

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, two shareholders held approximately 83% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

10

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%	4.8%	0.1%	6.2%	0.1%	100.0%

12

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

13

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

14

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)

  (Unaudited)

ASSETS:
Investments at Value (including $797,943 of securities on loan)	$6,986,995
Temporary Cash Investments at Value	884,743
Cash	1
Receivables:
Dividends and Interest	9,737
Fund Shares Sold	8,595
Securities Lending Income	118
Prepaid Expenses and Other Assets	21
Total Assets	7,890,210
LIABILITIES:
Payables:
Upon Return of Securities Loaned	822,465
Fund Shares Redeemed	1,121
Due to Advisor	590
Accrued Expenses and Other Liabilities	217
Total Liabilities	824,393
NET ASSETS	$7,065,817
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	327,500,598
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.57
Investments at Cost	$5,642,657
Temporary Cash Investments at Cost	$884,743

See accompanying Notes to Financial Statements.

15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)

  (Unaudited)

Investment Income
Dividends	$53,130
Interest	4,070
Income from Securities Lending	617
Total Investment Income	57,817
Expenses
Investment Advisory Services Fees	3,231
Accounting & Transfer Agent Fees	331
Custodian Fees	158
Legal Fees	7
Audit Fees	37
Shareholders' Reports	24
Directors'/Trustees' Fees & Expenses	26
Other	39
Total Expenses	3,853
Net Investment Income (Loss)	53,964
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	285,070
Change in Unrealized Appreciation (Depreciation) of Investment Securities	104,453
Net Realized and Unrealized Gain (Loss)	389,523
Net Increase (Decrease) in Net Assets Resulting from Operations	$443,487

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,964	$75,708
Net Realized Gain (Loss) on Investment Securities Sold	285,070	200,126
Change in Unrealized Appreciation (Depreciation) of Investment Securities	104,453	400,320
Net Increase (Decrease) in Net Assets Resulting from Operations	443,487	676,154
Distributions From:
Net Investment Income	(32,326)	(79,209)
Net Short-Term Gains	(14,160)	—
Net Long-Term Gains	(186,026)	(3,972)
Total Distributions	(232,512)	(83,181)
Capital Share Transactions (1):
Shares Issued	905,579	1,391,582
Shares Issued in Lieu of Cash Distributions	227,002	79,551
Shares Redeemed	(109,326)	(152,432)
Net Increase (Decrease) from Capital Share Transactions	1,023,255	1,318,701
Total Increase (Decrease) in Net Assets	1,234,230	1,911,674
Net Assets
Beginning of Period	5,831,587	3,919,913
End of Period	$7,065,817	$5,831,587
(1) Shares Issued and Redeemed:
Shares Issued	42,606	71,023
Shares Issued in Lieu of Cash Distributions	11,226	4,005
Shares Redeemed	(5,190)	(7,495)
	48,642	67,533
Accumulated Net Investment Income (Loss)	$31,294	$9,656

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six-Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31		2.41	3.09	2.41	(1.43)	1.25
Total from Investment Operations	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	9	%(C)	9%	7%	7%	9%	6%

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $124 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

19

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,301,652
Sales	542,855

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Series.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$79,209	$3,972	$83,181
2004	33,641	—	33,641

20

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated (Losses)
$23,861	$185,837	$209,698

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,527,400	$1,612,460	$(268,122)	$1,344,338

F.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$5,405,344	$31,294	$284,841	$1,344,338	$7,065,817

G.  Financial Instruments:

In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and the significant corresponding risk is described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The

21

agreement for the line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.00%	$9,389	1	$1	$9,389

There were no outstanding borrowings by the Series under this line on credit at May 31, 2006. The line of credit was scheduled to expire June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

22

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator, custodian and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and

24

other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

25

DFA053106-010S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Small Cap Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†    See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

REITs  Real Estate Investment Trusts.

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,116.10	0.25%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.25%	$1.26

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimemsional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The U.S. Small Cap Value Series of the DFA Investment Trust Company (Affiliated Investment Company) (28,605,675 Shares, Cost $520,811) at Value†	$684,820
Receivable for Investment Securities Sold	202
Prepaid Expenses and Other Assets	20
Total Assets	685,042
LIABILITIES:
Payables:
Fund Shares Redeemed	202
Due to Advisor	6
Accrued Expenses and Other Liabilities	48
Total Liabilities	256
NET ASSETS	$684,786
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	24,019,214
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.51

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$2,308
Expenses
Administrative Services Fees	33
Accounting & Transfer Agent Fees	11
Legal Fees	4
Audit Fees	1
Filing Fees	12
Shareholders' Reports	21
Directors'/Trustees' Fees & Expenses	3
Other	2
Total Expenses	87
Net Investment Income (Loss)	2,221
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	57,867
Net Realized Gain (Loss) on Investment Securities Sold	(1,096)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,895
Net Realized and Unrealized Gain (Loss)	67,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,887

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,221	$7,193
Capital Gain Distributions Received from Affiliated Investment Company	57,867	46,704
Net Realized Gain (Loss) on Investment Securities Sold	(1,096)	(3,909)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,895	10,847
Net Increase (Decrease) in Net Assets Resulting from Operations	69,887	60,835
Distributions From:
Net Investment Income	(3,478)	(5,937)
Net Short-Term Gains	(3,055)	(5,734)
Net Long-Term Gains	(41,208)	(21,058)
Total Distributions	(47,741)	(32,729)
Capital Share Transactions (1):
Shares Issued	74,531	138,216
Shares Issued in Lieu of Cash Distributions	47,741	32,729
Shares Redeemed	(59,566)	(96,457)
Net Increase (Decrease) from Capital Share Transactions	62,706	74,488
Total Increase (Decrease) in Net Assets	84,852	102,594
Net Assets
Beginning of Period	599,934	497,340
End of Period	$684,786	$599,934
(1) Shares Issued and Redeemed:
Shares Issued	2,637	5,322
Shares Issued in Lieu of Cash Distributions	1,870	1,292
Shares Redeemed	(2,125)	(3,746)
	2,382	2,868
Accumulated Net Investment Income (Loss)	$(33)	$1,224

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$27.73		$26.50	$21.83	$15.53	$17.52	$15.65
Income from Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.35	0.34	0.12	0.10	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87		2.56	5.47	6.78	0.13	3.28
Total from Investment Operations	2.96		2.91	5.81	6.90	0.23	3.40
Less Distributions
Net Investment Income	(0.15)		(0.29)	(0.44)	(0.10)	(0.12)	(0.13)
Net Realized Gains	(2.03)		(1.39)	(0.70)	(0.50)	(2.10)	(1.40)
Total Distributions	(2.18)		(1.68)	(1.14)	(0.60)	(2.22)	(1.53)
Net Asset Value, End of Period	$28.51		$27.73	$26.50	$21.83	$15.53	$17.52
Total Return	11.61	%(C)	11.65%	27.83%	46.30%	0.93%	23.65%
Net Assets, End of Period (thousands)	$684,786		$599,934	$497,340	$306,406	$174,588	$123,888
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.27%	0.28%	0.30%	0.33%	0.42%
Ratio of Net Investment Income to Average Net Assets	0.67	%(B)	1.32%	0.31%	0.82%	0.61%	0.79%

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. SMALL CAP VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this section of the report.

The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Series shares held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $13 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average daily net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement shall remain in effect for a period of one year from April 1, 2006 to April 1, 2007 and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2006, there were no previously waived fees subject to future reimbursement to the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to a reclassification of distributions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(5)	$5

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$11,671	$21,058	$32,729
2004	6,595	10,169	16,764

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,927	$41,240	$43,167

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$545,621	$164,009	$(24,810)	$139,199

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$490,767	$(33)	$30,043	$164,009	$684,786

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under

10

the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, one shareholder held 100% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. SMALL CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,116.30	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. SMALL CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
20.1%	4.0%	6.0%	16.6%	4.4%	20.2%	15.9%	10.2%	0.9%	1.3%	0.4%	100.0%

13

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (18.7%)
*# Big Lots, Inc.	2,589,610	$42,003,474	0.5%
* Charming Shoppes, Inc.	3,302,940	36,794,752	0.4%
# Furniture Brands International, Inc.	1,913,836	41,185,751	0.5%
* Gaylord Entertainment Co.	1,185,385	51,943,571	0.6%
Group 1 Automotive, Inc.	827,800	50,305,406	0.6%
*# Payless ShoeSource, Inc.	1,590,400	42,431,872	0.5%
United Auto Group, Inc.	1,451,600	61,170,424	0.7%
Other Securities		1,358,957,511	16.2%
Total Consumer Discretionary		1,684,792,761	20.0%
Consumer Staples — (3.7%)
* Hain Celestial Group, Inc.	1,363,050	34,989,493	0.4%
Longs Drug Stores Corp.	1,027,500	47,306,100	0.6%
*# Performance Food Group Co.	1,179,735	38,447,564	0.5%
Other Securities		215,717,576	2.5%
Total Consumer Staples		336,460,733	4.0%
Energy — (5.6%)
*# Hanover Compressor Co.	3,500,624	62,906,213	0.8%
* SEACOR Holdings, Inc.	765,133	62,358,339	0.7%
* Stone Energy Corp.	1,011,411	50,418,838	0.6%
* Universal Compression Holdings, Inc.	1,121,884	65,203,898	0.8%
USEC, Inc.	3,116,702	37,587,426	0.4%
Other Securities		221,845,459	2.6%
Total Energy		500,320,173	5.9%
Financials — (15.4%)
* Argonaut Group, Inc.	1,125,690	34,626,224	0.4%
Delphi Financial Group, Inc. Class A	935,063	49,436,781	0.6%
# LandAmerica Financial Group, Inc.	632,212	42,307,627	0.5%
MAF Bancorp, Inc.	911,880	39,475,285	0.5%
Ohio Casualty Corp.	1,901,751	56,805,302	0.7%
*# Piper Jaffray Companies, Inc.	565,361	35,781,698	0.4%
Selective Insurance Group, Inc.	950,202	51,786,009	0.6%
The Phoenix Companies, Inc.	3,130,300	44,387,654	0.5%
UMB Financial Corp.	1,358,038	43,755,984	0.5%
Other Securities		993,978,865	11.8%
Total Financials		1,392,341,429	16.5%
Health Care — (4.1%)
*# Sunrise Senior Living, Inc.	1,197,700	40,110,973	0.5%
Other Securities		325,914,680	3.8%
Total Health Care		366,025,653	4.3%
Industrials — (18.8%)
* Alaska Air Group, Inc.	1,108,200	42,931,668	0.5%
Applied Industrial Technologies, Inc.	1,046,700	40,350,285	0.5%
*# Continental Airlines, Inc.	1,997,839	49,546,407	0.6%
* Dollar Thrifty Automotive Group, Inc.	910,300	41,400,444	0.5%
* EMCOR Group, Inc.	798,938	38,420,928	0.5%
* Esterline Technologies Corp.	1,004,093	41,177,854	0.5%
* Flowserve Corp.	1,358,728	72,257,155	0.9%
GATX Corp.	1,340,100	58,173,741	0.7%
IKON Office Solutions, Inc.	2,708,500	34,993,820	0.4%

14

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Kansas City Southern	2,071,700	$54,962,201	0.7%
*# Quanta Services, Inc.	3,842,526	63,978,058	0.8%
Regal-Beloit Corp.	1,157,883	55,497,332	0.7%
* Shaw Group, Inc.	1,915,098	51,018,211	0.6%
# Trinity Industries, Inc.	1,334,350	83,183,379	1.0%
*# United Rentals, Inc.	1,755,101	57,181,191	0.7%
* URS Corp.	1,118,267	47,403,338	0.6%
Other Securities		863,741,722	9.9%
Total Industrials		1,696,217,734	20.1%
Information Technology — (14.8%)
Belden CDT, Inc.	1,507,627	47,987,767	0.6%
* Coherent, Inc.	1,136,108	37,412,036	0.5%
*# MPS Group, Inc.	3,608,200	54,267,328	0.7%
Other Securities		1,196,151,862	14.1%
Total Information Technology		1,335,818,993	15.9%
Materials — (9.5%)
# Carpenter Technology Corp.	669,762	74,879,392	0.9%
* Chaparral Steel Co.	777,712	47,774,848	0.6%
H.B. Fuller Co.	725,500	35,005,375	0.4%
Reliance Steel & Aluminum Co.	922,498	74,362,564	0.9%
Steel Dynamics, Inc.	793,107	46,071,586	0.6%
Other Securities		580,564,689	6.8%
Total Materials		858,658,454	10.2%
Other — (0.0%)
Total Other		38,754	0.0%
Real Estate Investment Trusts — (0.8%)
Longview Fibre Co.	1,748,440	44,655,158	0.6%
Other Securities		30,623,181	0.3%
Total Real Estate Investment Trusts		75,278,339	0.9%
Telecommunication Services — (1.2%)
Total Telecommunication Services		106,989,036	1.3%
Utilities — (0.3%)
Total Utilities		30,668,174	0.4%
TOTAL COMMON STOCKS		8,383,610,233	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		35,490	0.0%

15

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (7.1%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $271,331,371 FHLMC, rates ranging from 5.00% to 7.50%, maturities ranging from 02/01/13 to 08/01/35 & FNMA, rates ranging from 4.00% to 8.50%, maturities ranging from 08/01/13 to 05/01/36, valued at $192,240,387) to be repurchased at $186,666,541	$186,640	$186,640,463	2.2%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $677,687,670 FHLMC 4.08%, 08/01/35 & FNMA, rates ranging from 4.50% to 6.00%, maturities ranging from 11/01/18 to 05/01/36, valued at $438,896,006) to be repurchased at $424,330,233	424,271	424,270,835	5.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $35,490,000 FHLMC Notes 4.00%, 09/22/09, valued at $34,469,663) to be repurchased at $33,964,594	33,960	33,960,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		644,871,298	7.7%
TOTAL INVESTMENTS — (100.0%) (Cost $7,338,745,805)		$9,028,517,021	107.2%

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investments at Value (including $580,119 of securities on loan)	$8,383,646
Temporary Cash Investments at Value	644,871
Cash	1
Receivables:
Investment Securities Sold	7,363
Dividends and Interest	4,899
Fund Shares Sold	1,864
Securities Lending	626
Prepaid Expenses and Other Assets	26
Total Assets	9,043,296
LIABILITIES:
Payables:
Upon Return of Securities Loaned	610,911
Investment Securities Purchased	8,820
Fund Shares Redeemed	202
Due to Advisor	1,445
Accrued Expenses and Other Liabilities	294
Total Liabilities	621,672
NET ASSETS	$8,421,624
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	351,797,088
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.94
Investments at Cost	$6,693,875
Temporary Cash Investments at Cost	$644,871

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Dividends	$54,566
Interest	2,198
Income from Securities Lending	3,482
Total Investment Income	60,246
Expenses
Investment Advisory Services Fees	8,211
Accounting & Transfer Agent Fees	418
Custodian Fees	217
Legal Fees	10
Audit Fees	48
Shareholders' Reports	34
Directors'/Trustees' Fees & Expenses	31
Other	54
Total Expenses	9,023
Net Investment Income (Loss)	51,223
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	574,314
Change in Unrealized Appreciation (Depreciation) of Investment Securities	242,229
Net Realized and Unrealized Gain (Loss)	816,543
Net Increase (Decrease) in Net Assets Resulting from Operations	$867,766

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,223	$51,264
Net Realized Gain (Loss) on Investment Securities Sold	574,314	791,360
Change in Unrealized Appreciation (Depreciation) of Investment Securities	242,229	(60,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	867,766	782,562
Distributions From:
Net Investment Income	(28,412)	(92,273)
Net Short-Term Gains	(37,843)	(67,865)
Net Long-Term Gains	(678,973)	(512,160)
Total Distributions	(745,228)	(672,298)
Capital Share Transactions (1):
Shares Issued	382,765	978,174
Shares Issued in Lieu of Cash Distributions	721,640	652,819
Shares Redeemed	(332,218)	(509,260)
Net Increase (Decrease) from Capital Share Transactions	772,187	1,121,733
Total Increase (Decrease) in Net Assets	894,725	1,231,997
Net Assets
Beginning of Period	7,526,899	6,294,902
End of Period	$8,421,624	$7,526,899
(1) Shares Issued and Redeemed:
Shares Issued	16,154	44,122
Shares Issued in Lieu of Cash Distributions	33,664	29,950
Shares Redeemed	(14,114)	(22,661)
	35,704	51,411
Accumulated Net Investment Income (Loss)	$26,054	$3,243

See accompanying Notes to Financial Statements.

19

  HE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$23.81		$23.78	$20.20	$15.04	$16.54	$16.47
Income from Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.17	0.16	0.12	0.11	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.34		2.35	5.09	6.29	0.11	3.15
Total from Investment Operations	2.49		2.52	5.25	6.41	0.22	3.30
Less Distributions
Net Investment Income	(0.09)		(0.31)	(0.08)	(0.12)	(0.11)	(0.15)
Net Realized Gains	(2.27)		(2.18)	(1.59)	(1.13)	(1.61)	(3.08)
Total Distributions	(2.36)		(2.49)	(1.67)	(1.25)	(1.72)	(3.23)
Net Asset Value, End of Period	$23.94		$23.81	$23.78	$20.20	$15.04	$16.54
Total Return	11.63	%(C)	11.67%	27.87%	46.31%	1.05%	23.86%
Net Assets, End of Period (thousands)	$8,421,624		$7,526,899	$6,294,902	$4,518,054	$3,148,780	$3,039,844
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	0.75%	0.78%	0.75%	0.70%	0.86%
Portfolio Turnover Rate	15	%(C)	27%	26%	35%	30%	13%

See accompanying Notes to Financial Statements.

20

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The U.S. Small Cap Value Series (the "Series") is presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the
NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $158 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the

21

effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,344,406
Sales	1,232,092

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to net realized gains resulting from in-kind redemptions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$53,657	$20,871	$(74,528)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$160,138	$512,160	$672,298
2004	74,374	300,806	375,180

22

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$41,164	$678,870	$720,034

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,340,589	$2,325,778	$(637,850)	$1,687,928

F.  Financial Instruments:

In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$6,133,661	$26,054	$572,138	$1,689,771	$8,421,624

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.

23

There were no borrowings by the Series under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

24

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator, custodian and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees

26

paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

27

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DFA053106-007S

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may be Non-Income Producing Securities.

*  Non-Income Producing Securities.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

–  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

1

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,098.10	0.35%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.35%	$1.77

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2006

(Amounts in thousands, except share and per share amounts)

(Unaudited)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company (Affiliated Investment Company) (Cost $32,412) at Value†	$47,640
Receivable for Fund Shares Sold	138
Prepaid Expenses and Other Assets	36
Total Assets	47,814
LIABILITIES:
Payable for Investment Securities Purchased	138
Accrued Expenses and Other Liabilities	17
Total Liabilities	155
NET ASSETS	$47,659
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	2,657,786
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.93

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2006

(Amounts in thousands)

(Unaudited)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $55)	$608
Interest	5
Expenses Allocated from Affiliated Investment Company	(45)
Total Investment Income	568
Expenses
Administrative Services Fees	85
Accounting & Transfer Agent Fees	6
Audit Fees	1
Filing Fees	13
Shareholders' Reports	8
Total Expenses	113
Less: Fees Waived and/or Expenses Reimbursed	(85)
Net Expenses	28
Net Investment Income (Loss)	540
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	263
Net Realized Gain (Loss) on Foreign Currency Transactions	1
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,911
Translation of Foreign Currency Denominated Amounts	(4)
Deferred Thailand Capital Gains Tax	16
Net Realized and Unrealized Gain (Loss)	2,187
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,727

Investment income and realized and unrealized gains (losses) were allocated from the Affiliated Investment Company.

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$540	$1,037
Net Realized Gain (Loss) on Investment Securities Sold	263	742
Net Realized Gain (Loss) on Foreign Currency Transactions	1	(26)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,911	6,082
Translation of Foreign Currency Denominated Amounts	(4)	—
Deferred Thailand Capital Gains Tax	16	39
Net Increase (Decrease) in Net Assets Resulting from Operations	2,727	7,874
Distributions From:
Net Investment Income	(975)	(432)
Total Distributions	(975)	(432)
Capital Share Transactions (1):
Shares Issued	13,491	10,718
Shares Issued in Lieu of Cash Distributions	975	432
Shares Redeemed	(2,499)	(7,430)
Net Increase (Decrease) from Capital Share Transactions	11,967	3,720
Total Increase (Decrease) in Net Assets	13,719	11,162
Net Assets
Beginning of Period	33,940	22,778
End of Period	$47,659	$33,940
(1) Shares Issued and Redeemed:
Shares Issued	711	738
Shares Issued in Lieu of Cash Distributions	58	33
Shares Redeemed	(133)	(497)
	636	274
Accumulated Net Investment Income (Loss)	$419	$854

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.79		$13.03		$9.78	$7.11	$7.08	$7.83
Income from Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.53	(A)	0.24	0.16	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38		3.47		3.18	2.63	0.04	(0.79)
Total from Investment Operations	1.62		4.00		3.42	2.79	0.13	(0.69)
Less Distributions
Net Investment Income	(0.48)		(0.24)		(0.17)	(0.12)	(0.10)	(0.06)
Total Distributions	(0.48)		(0.24)		(0.17)	(0.12)	(0.10)	(0.06)
Net Asset Value, End of Period	$17.93		$16.79		$13.03	$9.78	$7.11	$7.08
Total Return	9.81	%(C)	31.22%		35.39%	39.88%	1.83%	(8.96)%
Net Assets, End of Period (thousands)	$47,659		$33,940		$22,778	$13,272	$9,211	$9,568
Ratio of Expenses to Average Net Assets (D)	0.35	%(B)	0.41%		0.53%	0.58%	0.65%	0.93%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses, and/or Recovery of Previously Waived Fees) (D)	0.74%(B)		0.81%		0.93%	0.98%	1.05%	1.33%
Ratio of Net Investment Income to Average Net Assets	2.54	%(B)	3.60%		2.43%	2.09%	1.34%	1.49%

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.
EMERGING MARKETS PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The Emerging Markets Series (the "Series"), a series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Portfolio II recognizes its pro-rata share of net investment income and realized and unrealized gains (losses) of investment securities and foreign currency, on a daily basis, from the Series, which is treated as a partnership for federal income tax purposes.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the first $50 million of average daily net assets and no fee on assets exceeding $50 million.

Pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Portfolio II, the Advisor has contractually agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio's average daily net assets. This Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contribution prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as additions to capital. Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(26)	$26

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$432	—	$432
2004	229	—	229

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$944	$(2,278)	$(1,334)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2005, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2006	2008	2009	2010	Total
$732	$592	$669	$285	$2,278

During the year ended November 30, 2005, the Portfolio utilized capital loss carryforwards to offset realized capital gains of $746 (in thousands).

Some of the Master Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are allocated to the Portfolio and are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, the Portfolio received unrealized appreciation (depreciation) (mark to market) and realized gains from allocations received on the sale of passive foreign investment companies (in thousands) of $89 and $9, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,452	$16,042	$(854)	$15,188

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
$34,149	$419	$(2,096)	$1	$(39)	$15,228	$(3)	$47,659

10

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, one shareholder held 100% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,098.90	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.21%	$1.06

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
6.4%	9.3%	3.9%	22.7%	3.5%	7.3%	12.3%	15.7%	14.5%	4.2%	0.2%	100.0%

13

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$10,203,205	0.5%
BRAZIL — (11.4%)
COMMON STOCKS — (1.4%)
Other Securities		28,850,181	1.4%
PREFERRED STOCKS — (10.0%)
Banci Itau Holding Financeira SA	868,000	22,896,432	1.1%
Banco Bradesco SA	802,158	24,448,041	1.2%
Companhia Vale do Rio Doce Series A	1,853,760	35,680,371	1.7%
Gerdau SA	697,734	9,878,405	0.5%
Investimentos Itau SA	3,300,893	12,546,962	0.6%
Telecomunicacoes de Sao Paulo SA	621,100	11,710,253	0.6%
Other Securities		93,360,284	4.3%
TOTAL PREFERRED STOCKS		210,520,748	10.0%
TOTAL — BRAZIL		239,370,929	11.4%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Chile SA Sponsored ADR	295,998	12,002,719	0.6%
Empresa Nacional de Electricidad SA ADR	514,018	13,893,907	0.7%
Other Securities		29,981,108	1.4%
TOTAL — CHILE		55,877,734	2.7%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	12,053,984	0.6%
Other Securities		10,230,692	0.5%
TOTAL — CZECH REPUBLIC		22,284,676	1.1%
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
MOL Magyar Olaj- es Gazipari RT	168,429	17,251,235	0.8%
OTP Bank RT	386,220	12,847,890	0.6%
Other Securities		16,015,983	0.8%
TOTAL — HUNGARY		46,115,108	2.2%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Hindustan Lever, Ltd.	2,697,394	13,611,794	0.7%
Infosys Technologies, Ltd.	312,438	19,659,302	0.9%
ITC, Ltd.	3,899,423	13,899,511	0.7%
* Reliance Communication Ventures, Ltd.	1,721,955	9,955,023	0.5%
* Reliance Industries, Ltd.	1,721,955	35,447,787	1.7%
Tata Consultancy Services, Ltd.	252,326	9,716,899	0.5%
Other Securities		131,901,224	6.1%
TOTAL — INDIA		234,191,540	11.1%

14

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Telekomunikasi Indonesia Tbk	37,153,640	$28,563,541	1.4%
Other Securities		31,918,262	1.5%
TOTAL COMMON STOCKS		60,481,803	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,016	0.0%
TOTAL — INDONESIA		60,482,819	2.9%
ISRAEL — (5.0%)
COMMON STOCKS — (5.0%)
Bank Hapoalim B.M.	2,309,640	10,739,361	0.5%
Bank Leumi Le-Israel	2,802,069	10,511,698	0.5%
Israel Chemicals, Ltd.	2,410,526	10,237,606	0.5%
Teva Pharmaceutical Industries, Ltd.	313,280	11,510,157	0.6%
Teva Pharmaceutical Industries, Ltd. ADR	740,586	26,964,736	1.3%
Other Securities		35,612,392	1.6%
TOTAL — ISRAEL		105,575,950	5.0%
MALAYSIA — (5.0%)
COMMON STOCKS — (5.0%)
Tenaga Nasional Berhad	4,578,500	11,483,262	0.6%
Other Securities		92,785,173	4.4%
TOTAL — MALAYSIA		104,268,435	5.0%
MEXICO — (11.4%)
COMMON STOCKS — (11.4%)
America Movil S.A. de C.V. ADR	350,230	11,438,512	0.5%
America Movil S.A. de C.V. Series L	29,043,100	47,368,187	2.3%
* America Telecom S.A. de C.V. Series A	5,129,240	28,940,436	1.4%
Cementos de Mexico S.A. de C.V. Series B	2,030,410	11,533,044	0.6%
Cemex S.A. de C.V. ADR	237,500	13,530,375	0.6%
Telefonos de Mexico S.A. de C.V.	12,016,800	11,801,741	0.6%
Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	30,396,797	1.5%
Other Securities		82,839,138	3.8%
TOTAL — MEXICO		237,848,230	11.3%
PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		37,808,576	1.8%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		42,782,800	2.0%
SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
Anglo American Platinum Corp., Ltd.	356,886	31,545,519	1.5%
Anglogold, Ltd.	402,684	18,549,227	0.9%
FirstRand, Ltd.	7,981,316	21,056,053	1.0%
Impala Platinum Holdings, Ltd.	65,883	11,084,500	0.5%
MTN Group, Ltd.	1,873,381	15,490,592	0.7%
Standard Bank Group, Ltd.	1,390,592	16,132,405	0.8%
Telkom South Africa, Ltd.	879,553	18,703,587	0.9%
Other Securities		111,294,441	5.3%
TOTAL — SOUTH AFRICA		243,856,324	11.6%

15

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank	161,175	$13,041,055	0.6%
Korea Electric Power Corp.	495,290	20,345,035	1.0%
POSCO	46,060	11,987,075	0.6%
Samsung Electronics Co., Ltd.	77,768	50,042,458	2.4%
SK Telecom Co., Ltd.	56,085	13,293,972	0.6%
Other Securities		148,624,216	7.0%
TOTAL — SOUTH KOREA		257,333,811	12.2%
TAIWAN — (12.5%)
COMMON STOCKS — (12.5%)
Cathay Financial Holdings Co., Ltd.	8,064,529	17,652,914	0.8%
Hon Hai Precision Industry Co., Ltd.	3,195,839	20,488,437	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,830,278	1.9%
Other Securities		185,123,921	8.8%
TOTAL — TAIWAN		262,095,550	12.5%
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Advance Info Service Public Co., Ltd. (Foreign)	4,785,600	11,607,919	0.5%
Other Securities		32,439,980	1.6%
TOTAL — THAILAND		44,047,899	2.1%
TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	2,717,997	16,174,182	0.8%
Turkiye Garanti Bankasi A.S.	3,958,349	11,932,802	0.5%
Turkiye Is Bankasi A.S.	2,403,571	14,198,899	0.7%
Other Securities		42,167,265	2.0%
TOTAL — TURKEY		84,473,148	4.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,042,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,857,670) to be repurchased at $6,756,914	$6,756	6,756,000	0.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,298,566,336)		$2,095,372,734	99.7%

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE EMERGING MARKETS SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)

  (Unaudited)

ASSETS:
Investments at Value	$2,088,617
Temporary Cash Investments at Value	6,756
Foreign Currencies at Value	284
Cash	15
Receivables:
Investment Securities Sold	2,183
Dividends and Interest	7,266
Fund Shares Sold	155
Prepaid Expenses and Other Assets	7
Total Assets	2,105,283
LIABILITIES:
Payables:
Fund Shares Redeemed	709
Due to Advisor	196
Deferred Thailand Capital Gains Tax	2,869
Accrued Expenses and Other Liabilities	241
Total Liabilities	4,015
NET ASSETS	$2,101,268
Investments at Cost	$1,291,810
Temporary Cash Investments at Cost	$6,756
Foreign Currencies at Cost	$287

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE EMERGING MARKETS SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)

  (Unaudited)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,769)	$30,600
Interest	273
Total Investment Income	30,873
Expenses
Investment Advisory Services Fees	1,094
Accounting & Transfer Agent Fees	121
Custodian Fees	1,036
Legal Fees	4
Audit Fees	12
Shareholders' Reports	6
Trustees' Fees & Expenses	9
Other	49
Total Expenses	2,331
Net Investment Income (Loss)	28,542
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	13,585
Net Realized Gain (Loss) on Foreign Currency Transactions	85
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556
Translation of Foreign Currency Denominated Amounts	(170)
Deferred Thailand Capital Gains Tax	734
Net Realized and Unrealized Gain (Loss)	149,790
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,332

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE EMERGING MARKETS SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,542	$54,628
Net Realized Gain (Loss) on Investment Securities Sold	13,585	36,298
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(1,337)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	317,021
Translation of Foreign Currency Denominated Amounts	(170)	(14)
Deferred Thailand Capital Gains Tax	734	73
Net Increase (Decrease) in Net Assets Resulting from Operations	178,332	406,669
Transactions in Interest:
Contributions	309,108	397,412
Withdrawals	(238,737)	(111,778)
Net Increase from Transactions in Interest	70,371	285,634
Total Increase (Decrease) in Net Assets	248,703	692,303
Net Assets
Beginning of Period	1,852,565	1,160,262
End of Period	$2,101,268	$1,852,565

See accompanying Notes to Financial Statements.

19

  THE DFA INVESTMENT TRUST COMPANY

  THE EMERGING MARKETS SERIES

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	9.89	%(C)	31.23%	35.47%	39.67%	2.10%	(8.54)%
Net Assets, End of Period (thousands)	$2,101,268		$1,852,565	$1,160,262	$607,561	$343,193	$307,720
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.27%	0.31%	0.34%	0.34%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	3.70%	2.63%	2.23%	1.64%	1.94%
Portfolio Turnover Rate	5	%(C)	9%	2%	1%	8%	6%

See accompanying Notes to Financial Statements.

20

  THE DFA INVESTMENT TRUST COMPANY
  THE EMERGING MARKETS SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on

21

the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $42 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Series accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Series is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

22

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$188,602
Sales	100,265

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $2,977 and $318, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,299,880	$852,445	$(56,952)	$795,493

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy

23

by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.55%	$10,766	17	$22	$27,742

There were no outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

H.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

24

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other

26

"non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

27

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DFA053106-011S

DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2006.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

REITs  Real Estate Investment Trusts.

1

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,078.90	0.24%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.73	0.24%	$1.21

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (Cost $609,755) at Value †	$864,931
Receivable for Fund Shares Sold	1,051
Prepaid Expenses and Other Assets	29
Total Assets	866,011
LIABILITIES:
Payables:
Investment Securities Purchased	950
Fund Shares Redeemed	101
Accrued Expenses and Other Liabilities	52
Total Liabilities	1,103
NET ASSETS	$864,908
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	53,291,688
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.23

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Dividends	$6,938
Interest	162
Income from Securities Lending	93
Expenses Allocated from Affiliated Investment Company	(891)
Total Investment Income	6,302
Expenses
Accounting & Transfer Agent Fees	12
Legal Fees	5
Audit Fees	1
Filing Fees	18
Shareholders' Reports	18
Directors'/Trustees' Fees & Expenses	3
Other	2
Total Expenses	59
Net Investment Income (Loss)	6,243
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	18,590
Change in Unrealized Appreciation (Depreciation) of Investment Securities	33,403
Net Realized and Unrealized Gain (Loss)	51,993
Net Increase (Decrease) in Net Assets Resulting from Operations	$58,236

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,243	$9,106
Net Realized Gain (Loss) on Investment Securities Sold	18,590	10,796
Change in Unrealized Appreciation (Depreciation) of Investment Securities	33,403	75,577
Net Increase (Decrease) in Net Assets Resulting from Operations	58,236	95,479
Distributions From:
Net Investment Income	(6,280)	(7,319)
Total Distributions	(6,280)	(7,319)
Capital Share Transactions (1):
Shares Issued	114,565	162,525
Shares Issued in Lieu of Cash Distributions	6,279	7,319
Shares Redeemed	(29,635)	(41,408)
Net Increase (Decrease) from Capital Share Transactions	91,209	128,436
Total Increase (Decrease) in Net Assets	143,165	216,596
Net Assets
Beginning of Period	721,743	505,147
End of Period	$864,908	$721,743
(1) Shares Issued and Redeemed:
Shares Issued	7,167	11,725
Shares Issued in Lieu of Cash Distributions	409	524
Shares Redeemed	(1,855)	(2,957)
	5,721	9,292
Accumulated Net Investment Income (Loss)	$3,379	$3,416

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.17		$13.20	$11.08	$9.06	$11.46	$10.74
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.20	0.13	0.05	0.04	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.07		1.94	2.12	2.01	(2.34)	0.77
Total from Investment Operations	1.19		2.14	2.25	2.06	(2.30)	0.87
Less Distributions
Net Investment Income	(0.13)		(0.17)	(0.13)	(0.04)	(0.10)	(0.15)
Total Distributions	(0.13)		(0.17)	(0.13)	(0.04)	(0.10)	(0.15)
Net Asset Value, End of Period	$16.23		$15.17	$13.20	$11.08	$9.06	$11.46
Total Return	7.89	%(C)	16.36%	20.41%	22.91%	(20.26)%	8.17%
Net Assets, End of Period (thousands)	$864,908		$721,743	$505,147	$328,258	$195,330	$116,355
Ratio of Expenses to Average Net Assets (D)	0.24	%(B)	0.26%	0.28%	0.30%	0.30%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.55	%(B)	1.49%	1.11%	0.57%	0.57%	1.10%

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.
  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 29% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $16 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. There were no permanent differences as of November 30, 2005.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2005	$7,319	—	$7,319
2004	4,155	—	4,155

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$3,426	$(36,316)	$(32,890)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2005, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2010	2011	Total
$29,634	$6,682	$36,316

During the year ended November 30, 2005, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $10,901 (in thousands).

9

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$609,965	$255,176	$(210)	$254,966

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$624,294	$3,379	$(17,941)	$255,176	$864,908

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, two shareholders held approximately 92% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

10

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,078.80	0.22%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

11

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
13.3%	4.7%	11.8%	34.3%	3.5%	11.8%	7.3%	6.0%	0.1%	6.9%	0.3%	100.0%

12

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (12.0%)
Disney (Walt) Co.	666,400	$20,325,200	0.7%
Federated Department Stores, Inc.	267,602	19,489,454	0.7%
News Corp. Class A	1,192,624	22,743,340	0.8%
Penney (J.C.) Co., Inc.	235,200	14,290,752	0.5%
Time Warner, Inc.	2,744,500	47,232,845	1.6%
* Viacom, Inc. Class B	433,523	16,365,493	0.6%
Other Securities		255,142,396	8.3%
Total Consumer Discretionary		395,589,480	13.2%
Consumer Staples — (4.2%)
Archer-Daniels-Midland Co.	738,965	30,718,775	1.0%
Coca-Cola Enterprises, Inc.	704,300	13,846,538	0.5%
# Kraft Foods, Inc.	703,740	23,293,794	0.8%
# Reynolds American, Inc.	134,600	14,797,924	0.5%
Other Securities		57,084,002	1.9%
Total Consumer Staples		139,741,033	4.7%
Energy — (10.7%)
Anadarko Petroleum Corp.	730,068	36,262,478	1.2%
Apache Corp.	289,546	18,785,744	0.6%
ConocoPhillips	1,855,045	117,405,798	3.9%
# Hess Corp.	91,500	13,725,000	0.5%
Marathon Oil Corp.	306,495	23,002,450	0.8%
Valero Energy Corp.	432,800	26,552,280	0.9%
Other Securities		117,800,289	3.9%
Total Energy		353,534,039	11.8%
Financials — (31.0%)
Allstate Corp.	705,500	38,809,555	1.3%
AMBAC Financial Group, Inc.	160,300	12,848,045	0.4%
Bear Stearns Companies, Inc.	129,622	17,336,942	0.6%
Chubb Corp.	621,700	31,414,501	1.1%
CIT Group, Inc.	298,400	15,337,760	0.5%
Countrywide Financial Corp.	852,098	32,618,311	1.1%
Hartford Financial Services Group, Inc.	380,273	33,441,208	1.1%
JPMorgan Chase & Co.	2,414,248	102,943,535	3.4%
Lincoln National Corp.	359,707	20,208,339	0.7%
Loews Corp.	891,900	30,306,762	1.0%
Merrill Lynch & Co., Inc.	358,300	25,944,503	0.9%
MetLife, Inc.	1,165,400	59,983,138	2.0%
North Fork Bancorporation, Inc.	617,170	18,188,000	0.6%
Principal Financial Group, Inc.	442,700	24,193,555	0.8%
Prudential Financial, Inc.	773,700	58,917,255	2.0%
SunTrust Banks, Inc.	429,300	32,502,303	1.1%
The St. Paul Travelers Companies, Inc.	986,500	43,425,730	1.5%
# Wachovia Corp.	365,254	19,541,089	0.7%
# Washington Mutual, Inc.	952,778	43,742,038	1.5%
Other Securities		363,028,715	11.8%
Total Financials		1,024,731,284	34.1%

13

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (3.2%)
Aetna, Inc.	367,600	$14,137,896	0.5%
Other Securities		91,179,953	3.0%
Total Health Care		105,317,849	3.5%
Industrials — (10.7%)
Burlington Northern Santa Fe Corp.	311,900	24,144,179	0.8%
CSX Corp.	352,900	23,616,068	0.8%
Norfolk Southern Corp.	671,900	35,449,444	1.2%
Northrop Grumman Corp.	527,310	34,106,411	1.2%
Raytheon Co.	535,600	24,557,260	0.8%
Southwest Airlines Co.	1,280,600	20,617,660	0.7%
Union Pacific Corp.	425,000	39,440,000	1.3%
Other Securities		150,456,928	4.9%
Total Industrials		352,387,950	11.7%
Information Technology — (6.6%)
Electronic Data Systems Corp.	787,500	19,309,500	0.7%
Hewlett-Packard Co.	2,266,500	73,389,270	2.5%
Other Securities		126,014,191	4.1%
Total Information Technology		218,712,961	7.3%
Materials — (5.5%)
International Paper Co.	514,912	17,496,710	0.6%
Weyerhaeuser Co.	349,500	22,354,020	0.8%
Other Securities		140,654,226	4.6%
Total Materials		180,504,956	6.0%
Other — (0.0%)
Total Other		246	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		2,400,389	0.1%
Telecommunication Services — (6.2%)
AT&T, Inc.	4,301,383	112,094,041	3.7%
Sprint Nextel Corp.	1,660,186	35,212,545	1.2%
Verizon Communications, Inc.	1,246,300	38,897,023	1.3%
Other Securities		19,193,434	0.6%
Total Telecommunication Services		205,397,043	6.8%
Utilities — (0.2%)
Total Utilities		7,645,763	0.3%
TOTAL COMMON STOCKS		2,985,962,993	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19	0.0%

14

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (9.6%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $108,735,000 FNMA 7.297%(r), 12/01/35, valued at $93,667,674) to be repurchased at $90,948,789	$90,936	$90,936,083	3.0%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $278,910,364 FHLMC 4.213%, 02/01/35 & 4.456%, 03/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/18 to 05/01/36, valued at $206,487,625) to be repurchased at $199,631,381	199,603	199,603,437	6.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $23,347,000 FHLMC Notes 4.00%, 09/22/09, valued at $26,498,845) to be repurchased at $26,110,532	26,107	26,107,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		316,646,520	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,446,913,939)		$3,302,609,532	110.0%

See accompanying Notes to Financial Statements.

15

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

ASSETS:
Investments at Value (including $283,247 of securities on loan)	$2,985,963
Temporary Cash Investments at Value	316,647
Cash	1
Receivables:
Investment Securities Sold	4,544
Dividends and Interest	4,390
Fund Shares Sold	1,730
Securities Lending Income	68
Prepaid Expenses and Other Assets	11
Total Assets	3,313,354
LIABILITIES:
Payables:
Upon Return of Securities Loaned	290,539
Investment Securities Purchased	20,226
Due to Advisor	505
Accrued Expenses and Other Liabilities	104
Total Liabilities	311,374
NET ASSETS	$3,001,980
Investments at Cost	$2,130,267
Temporary Cash Investments at Cost	$316,647

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Dividends	$24,003
Interest	561
Income from Securities Lending	322
Total Investment Income	24,886
Expenses
Investment Advisory Services Fees	2,798
Accounting & Transfer Agent Fees	149
Custodian Fees	76
Legal Fees	4
Audit Fees	16
Shareholders' Reports	11
Directors'/Trustees' Fees & Expenses	11
Other	16
Total Expenses	3,081
Net Investment Income (Loss)	21,805
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	61,926
Change in Unrealized Appreciation (Depreciation) of Investment Securities	116,476
Net Realized and Unrealized Gain (Loss)	178,402
Net Increase (Decrease) in Net Assets Resulting from Operations	$200,207

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)
  (Unaudited)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,805	$31,160
Net Realized Gain (Loss) on Investment Securities Sold	61,926	35,024
Change in Unrealized Appreciation (Depreciation) of Investment Securities	116,476	256,663
Net Increase (Decrease) in Net Assets Resulting from Operations	200,207	322,847
Transactions in Interest:
Contributions	339,657	486,435
Withdrawals	(14,271)	(35,508)
Net Increase from Transactions in Interest	325,386	450,927
Total Increase (Decrease) in Net Assets	525,593	773,774
Net Assets
Beginning of Period	2,476,387	1,702,613
End of Period	$3,001,980	$2,476,387

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	7.88	%(C)	16.44%	20.49%	22.88%	(20.25)%	8.30%
Net Assets, End of Period (thousands)	$3,001,980		$2,476,387	$1,702,613	$1,085,233	$674,358	$690,795
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.56	%(B)	1.52%	1.14%	0.61%	0.61%	1.17%
Portfolio Turnover Rate	10	%(C)	12%	5%	6%	15%	11%

See accompanying Notes to Financial Statements.

19

  THE DFA INVESTMENT TRUST COMPANY
  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $54 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of

20

the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$574,415
Sales	263,919

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and net realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,447,987	$882,527	$(27,904)	$854,623

F.  Financial Instruments:

In accordance with the Series investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentration of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

21

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

H.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

22

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator, custodian and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and

24

other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

25

DFA053106-008S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,189.10	0.26%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (25,951,371 Shares, Cost $386,966) at Value†	$516,692
Receivable for Fund Shares Sold	42
Prepaid Expenses and Other Assets	20
Total Assets	516,754
LIABILITIES:
Payables:
Investment Securities Purchased	42
Due to Advisor	5
Accrued Expenses and Other Liabilities	41
Total Liabilities	88
NET ASSETS	$516,666
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	27,184,062
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.01

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,692
Expenses
Administrative Services Fees	23
Accounting & Transfer Agent Fees	9
Legal Fees	2
Audit Fees	1
Filing Fees	13
Shareholders' Reports	19
Directors'/Trustees' Fees & Expenses	2
Total Expenses	69
Net Investment Income (Loss)	1,623
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	9,872
Net Realized Gain (Loss) on Investment Securities Sold	(705)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	58,890
Net Realized and Unrealized Gain (Loss)	68,057
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,680

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,623	$8,169
Capital Gain Distributions Received from Affiliate Investment Company	9,872	7,419
Net Realized Gain (Loss) on Investment Securities Sold	(705)	(842)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	58,890	22,852
Net Increase (Decrease) in Net Assets Resulting from Operations	69,680	37,598
Distributions From:
Net Investment Income	(3,125)	(6,798)
Net Short-Term Gains	(908)	(206)
Net Long-Term Gains	(7,264)	—
Total Distributions	(11,297)	(7,004)
Capital Share Transactions (1):
Shares Issued	121,900	138,700
Shares Issued in Lieu of Cash Distributions	11,297	7,004
Shares Redeemed	(15,381)	(25,007)
Net Increase (Decrease) from Capital Share Transactions	117,816	120,697
Total Increase (Decrease) in Net Assets	176,199	151,291
Net Assets
Beginning of Period	340,467	189,176
End of Period	$516,666	$340,467
(1) Shares Issued and Redeemed:
Shares Issued	6,692	8,916
Shares Issued in Lieu of Cash Distributions	677	462
Shares Redeemed	(814)	(1,630)
	6,555	7,748
Accumulated Net Investment Income (Loss)	$(133)	$1,369

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.50		$14.69	$11.54	$8.69	$9.88	$12.10
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.48	0.25	0.18	0.22	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98		1.76	3.37	2.87	(0.74)	(1.43)
Total from Investment Operations	3.05		2.24	3.62	3.05	(0.52)	(1.19)
Less Distributions
Net Investment Income	(0.15)		(0.41)	(0.44)	(0.20)	(0.24)	(0.24)
Net Realized Gains	(0.39)		(0.02)	(0.03)	—	(0.43)	(0.79)
Total Distributions	(0.54)		(0.43)	(0.47)	(0.20)	(0.67)	(1.03)
Net Asset Value, End of Period	$19.01		$16.50	$14.69	$11.54	$8.69	$9.88
Total Return	18.91	%(C)	15.50%	32.11%	35.98%	(5.62)%	(10.94)%
Net Assets, End of Period (thousands)	$516,666		$340,467	$189,176	$69,220	$37,576	$36,107
Ratio of Expenses to Average Net Assets (D)	0.26	%(B)	0.31%	0.37%	0.40%	0.45%	0.51%
Ratio of Net Investment Income to Average Net Assets	0.72	%(B)	3.06%	1.98%	2.41%	2.45%	2.17%

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.
  DFA INTERNATIONAL VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 9% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average daily net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio's average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average daily net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2006, there were no fees subject to future reimbursement to the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $10. The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2005.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
2005	$7,004	—	—	$7,004
2004	3,657	$41	$19	3,717

9

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$1,405	$7,247	$8,652

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$400,028	$129,726	$(13,062)	$116,664

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$391,175	$(133)	$(4,102)	$129,726	$516,666

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2006.

10

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

On May 31, 2006, one shareholder held 100% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%	11.8%	4.3%	3.8%	0.2%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:

Investments at Value (including $1,369,914 of securities on loan)	$5,842,326
Temporary Cash Investments at Value	1,511,185
Foreign Currencies at Value	25,721
Cash	15
Receivables:
Investment Securities Sold	4,365
Dividends, Interest, and Tax Reclaims	21,283
Fund Shares Sold	5,968
Securities Lending Income	2,544
Prepaid Expenses and Other Assets	17
Total Assets	7,413,424

LIABILITIES:

Payables:
Upon Return of Securities Loaned	1,487,065
Investment Securities Purchased	14,558
Fund Shares Redeemed	67
Due to Advisor	1,013
Accrued Expenses and Other Liabilities	252
Total Liabilities	1,502,955
NET ASSETS	$5,910,469
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	296,786,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.91
Investments at Cost	$4,206,102
Temporary Cash Investments at Cost	$1,511,185
Foreign Currencies at Cost	$25,616

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income

Dividends (Net of Foreign Taxes Withheld of $10,299)	$99,083
Interest	5,864
Income from Securities Lending	5,799
Total Investment Income	110,746
Expenses
Investment Advisory Services Fees	5,345
Accounting & Transfer Agent Fees	278
Custodian Fees	472
Legal Fees	10
Audit Fees	29
Shareholders' Reports	16
Directors'/Trustees' Fees & Expenses	22
Other	63
Total Expenses	6,235
Net Investment Income (Loss)	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	77,435
Net Realized Gain (Loss) on Foreign Currency Transactions	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	674,593
Translation of Foreign Currency Denominated Amounts	738
Net Realized and Unrealized Gain (Loss)	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$857,582

See accompanying Notes to Financial Statements.

19

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	77,435	132,514
Net Realized Gain (Loss) on Foreign Currency Transactions	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	674,593	292,697
Translation of Foreign Currency Denominated Amounts	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	857,582	520,726
Distributions From:
Net Investment Income	(21,717)	(111,684)
Net Short-Term Gains	(11,376)	(2,493)
Net Long-Term Gains	(115,306)	(104,987)
Total Distributions	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	139,465	211,691
Shares Redeemed	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	833,588	1,262,093
Total Increase (Decrease) in Net Assets	1,542,771	1,563,655
Net Assets
Beginning of Period	4,367,698	2,804,043
End of Period	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	40,489	74,612
Shares Issued in Lieu of Cash Distributions	7,983	13,315
Shares Redeemed	(4,177)	(10,303)
	44,295	77,624
Accumulated Net Investment Income (Loss)	$83,876	$1,082

See accompanying Notes to Financial Statements.

20

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income from Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total from Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

21

  THE DFA INVESTMENT TRUST COMPANY
  THE DFA INTERNATIONAL VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values

22

assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $101.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

23

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$913,446

Sales	178,452

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share.(amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(2,786)	$2,786

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$114,177	$104,987	$219,164
2004	44,310	—	44,310

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$27,212	$114,521	$141,733

24

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $14,810 and $18,494, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,717,470	$1,693,922	$(57,881)	$1,636,041

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
$4,113,077	$83,876	$76,348	$305	$1,636,329	$534	$5,910,469

25

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.

Borrowings by the Series under this line of credit for the six months ended May 31, 2006 were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.70%	$2,509	2	$1	$3,791

There were no outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

26

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

29

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA053106-014S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

1

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  DISCLOSURE OF FUND EXPENSES
  (Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,188.40	0.26%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)

  (Unaudited)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company	$847,445
(Affiliated Investment Company) (42,563,796 Shares, Cost $501,212) at Value†
Receivable for Fund Shares Sold	812
Prepaid Expenses and Other Assets	18
Total Assets	848,275
LIABILITIES:
Payables:
Investment Securities Purchased	468
Fund Shares Redeemed	344
Due to Advisor	7
Accrued Expenses and Other Liabilities	74
Total Liabilities	893
NET ASSETS	$847,382
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	43,877,782
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.31

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)

  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$3,396
Expenses
Administrative Services Fees	40
Accounting & Transfer Agent Fees	12
Legal Fees	5
Audit Fees	1
Filing Fees	13
Shareholders' Reports	35
Directors'/Trustees' Fees & Expenses	3
Other	2
Total Expenses	111
Net Investment Income (Loss)	3,285
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	19,813
Net Realized Gain (Loss) on Investment Securities Sold	156
Change in Unrealized Appreciation (Depreciation) of Investment Securities	109,449
Net Realized and Unrealized Gain (Loss)	129,418
Net Increase (Decrease) in Net Assets Resulting from Operations	$132,703

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,285	$18,852
Capital Gain Distributions Received from Affiliated Investment Company	19,813	20,175
Net Realized Gain (Loss) on Investment Securities Sold	156	(233)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	109,449	50,254
Net Increase (Decrease) in Net Assets Resulting from Operations	132,703	89,048
Distributions From:
Net Investment Income	(6,214)	(16,095)
Net Short-Term Gains	(1,779)	(514)
Net Long-Term Gains	(19,713)	—
Total Distributions	(27,706)	(16,609)
Capital Share Transactions (1):
Shares Issued	85,048	145,088
Shares Issued in Lieu of Cash Distributions	27,706	16,609
Shares Redeemed	(67,323)	(69,829)
Net Increase (Decrease) from Capital Share Transactions	45,431	91,868
Total Increase (Decrease) in Net Assets	150,428	164,307
Net Assets
Beginning of Period	696,954	532,647
End of Period	$847,382	$696,954
(1) Shares Issued and Redeemed:
Shares Issued	4,585	9,163
Shares Issued in Lieu of Cash Distributions	1,635	1,072
Shares Redeemed	(3,606)	(4,405)
	2,614	5,830
Accumulated Net Investment Income (Loss)	$(222)	$2,707

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.89		$15.03	$11.83	$8.92	$10.16	$13.15
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.49	0.27	0.22	0.23	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.01		1.80	3.43	2.91	(0.76)	(1.47)
Total from Investment Operations	3.09		2.29	3.70	3.13	(0.53)	(1.20)
Less Distributions
Net Investment Income	(0.15)		(0.42)	(0.49)	(0.20)	(0.25)	(0.33)
Net Realized Gains	(0.52)		(0.01)	(0.01)	(0.02)	(0.46)	(1.46)
Total Distributions	(0.67)		(0.43)	(0.50)	(0.22)	(0.71)	(1.79)
Net Asset Value, End of Period	$19.31		$16.89	$15.03	$11.83	$8.92	$10.16
Total Return	18.84	%(C)	15.59%	32.11%	36.09%	(5.52)%	(10.80)%
Net Assets, End of Period (thousands)	$847,382		$696,954	$532,647	$356,509	$222,770	$184,306
Ratio of Expenses to Average Net Assets (D)	0.26	%(B)	0.30%	0.33%	0.35%	0.35%	0.34%
Ratio of Net Investment Income to Average Net Assets	0.82	%(B)	3.08%	2.07%	2.46%	2.52%	2.34%

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 14% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $15.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $10. The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to a reclassification of distributions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(44)	$44

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
2005	$16,609	—	—	$16,609
2004	15,544	$220	$48	15,812

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$2,777	$19,707	$22,484

9

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$511,327	$346,233	$(10,115)	$336,118

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$493,187	$(222)	$8,184	$346,233	$847,382

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

As of May 31, 2006, three shareholders held 91% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

10

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%	11.8%	4.3%	3.8%	0.2%	100.0%

12

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

13

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:

Investments at Value (including $1,369,914 of securities on loan)	$5,842,326
Temporary Cash Investments at Value	1,511,185
Foreign Currencies at Value	25,721
Cash	15
Receivables:
Investment Securities Sold	4,365
Dividends, Interest, and Tax Reclaims	21,283
Fund Shares Sold	5,968
Securities Lending Income	2,544
Prepaid Expenses and Other Assets	17
Total Assets	7,413,424

LIABILITIES:

Payables:
Upon Return of Securities Loaned	1,487,065
Investment Securities Purchased	14,558
Fund Shares Redeemed	67
Due to Advisor	1,013
Accrued Expenses and Other Liabilities	252
Total Liabilities	1,502,955
NET ASSETS	$5,910,469
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	296,786,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.91
Investments at Cost	$4,206,102
Temporary Cash Investments at Cost	$1,511,185
Foreign Currencies at Cost	$25,616

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income

Dividends (Net of Foreign Taxes Withheld of $10,299)	$99,083
Interest	5,864
Income from Securities Lending	5,799
Total Investment Income	110,746
Expenses
Investment Advisory Services Fees	5,345
Accounting & Transfer Agent Fees	278
Custodian Fees	472
Legal Fees	10
Audit Fees	29
Shareholders' Reports	16
Directors'/Trustees' Fees & Expenses	22
Other	63
Total Expenses	6,235
Net Investment Income (Loss)	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	77,435
Net Realized Gain (Loss) on Foreign Currency Transactions	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	674,593
Translation of Foreign Currency Denominated Amounts	738
Net Realized and Unrealized Gain (Loss)	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$857,582

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	77,435	132,514
Net Realized Gain (Loss) on Foreign Currency Transactions	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	674,593	292,697
Translation of Foreign Currency Denominated Amounts	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	857,582	520,726
Distributions From:
Net Investment Income	(21,717)	(111,684)
Net Short-Term Gains	(11,376)	(2,493)
Net Long-Term Gains	(115,306)	(104,987)
Total Distributions	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	139,465	211,691
Shares Redeemed	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	833,588	1,262,093
Total Increase (Decrease) in Net Assets	1,542,771	1,563,655
Net Assets
Beginning of Period	4,367,698	2,804,043
End of Period	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	40,489	74,612
Shares Issued in Lieu of Cash Distributions	7,983	13,315
Shares Redeemed	(4,177)	(10,303)
	44,295	77,624
Accumulated Net Investment Income (Loss)	$83,876	$1,082

See accompanying Notes to Financial Statements.

19

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income from Investment
Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total from Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

20

  THE DFA INVESTMENT TRUST COMPANY
  THE DFA INTERNATIONAL VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values

21

assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $101.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$913,446
Sales	178,452

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share.(amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(2,786)	$2,786

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$114,177	$104,987	$219,164
2004	44,310	—	44,310

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$27,212	$114,521	$141,733

23

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $14,810 and $18,494, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,717,470	$1,693,922	$(57,881)	$1,636,041

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
$4,113,077	$83,876	$76,348	$305	$1,636,329	$534	$5,910,469

24

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.

Borrowings by the Series under this line of credit for the six months ended May 31, 2006 were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.70%	$2,509	2	$1	$3,791

There were no outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

25

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

26

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other

28

"non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

29

DFA053106-015S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through smart trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's advanced portfolio design and trading infrastructure.

A look through our semi-annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$101 Billion in Assets Under Management Worldwide as of May 31, 2006

Core Equity	Small Cap	Value	Tax-Managed	Fixed Income
US Core Equity	US Micro Cap	US Small Cap Value	US Small Cap	One-Year
International Core Equity	US Small Cap	US Large Cap Value	US Small Cap Value	Two-Year Global
Emerging Markets Core Equity	International Small Cap	International Small Cap Value	US Equity	Five-Year Government
	Emerging Markets Small Cap	International Value	US Marketwide Value	Five-Year Global
		Emerging Markets Value	International Value	Intermediate Government
				Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,188.10	0.27%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.27%	$1.36

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (21,998,061 Shares, Cost $292,654) at Value†	$437,981
Receivable for Fund Shares Sold	1,244
Prepaid Expenses and Other Assets	18
Total Assets	439,243
LIABILITIES:
Payables:
Investment Securities Purchased	1,244
Due to Advisor	7
Accrued Expenses and Other Liabilities	27
Total Liabilities	1,278
NET ASSETS	$437,965
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	26,523,337
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.51

See accompanying Notes to Financial Statements.

4

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,495
Expenses
Administrative Services Fees	40
Accounting & Transfer Agent Fees	9
Legal Fees	2
Audit Fees	1
Filing Fees	11
Shareholders' Reports	9
Directors'/Trustees' Fees & Expenses	1
Total Expenses	73
Net Investment Income (Loss)	1,422
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	8,723
Net Realized Gain (Loss) on Investment Securities Sold	(556)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	49,924
Net Realized and Unrealized Gain (Loss)	58,091
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,513

See accompanying Notes to Financial Statements.

5

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,422	$7,808
Capital Gain Distributions Received from Affiliated Investment Company	8,723	7,831
Net Realized Gain (Loss) on Investment Securities Sold	(556)	(711)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	49,924	21,054
Net Increase (Decrease) in Net Assets Resulting from Operations	59,513	35,982
Distributions From:
Net Investment Income	(7,638)	(4,337)
Net Short-Term Gains	(804)	(294)
Net Long-Term Gains	(7,664)	—
Total Distributions	(16,106)	(4,631)
Capital Share Transactions (1):
Shares Issued	84,704	85,234
Shares Issued in Lieu of Cash Distributions	16,106	4,631
Shares Redeemed	(10,853)	(20,184)
Net Increase (Decrease) from Capital Share Transactions	89,957	69,681
Total Increase (Decrease) in Net Assets	133,364	101,032
Net Assets
Beginning of Period	304,601	203,569
End of Period	$437,965	$304,601
(1) Shares Issued and Redeemed:
Shares Issued	5,259	6,239
Shares Issued in Lieu of Cash Distributions	1,111	358
Shares Redeemed	(671)	(1,503)
	5,699	5,094
Accumulated Net Investment Income (Loss)	$(130)	$6,086

See accompanying Notes to Financial Statements.

6

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$14.63		$12.94	$10.19	$7.49	$8.45	$10.90
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.40	0.20	0.18	0.19	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	2.58		1.58	2.95	2.52	(0.65)	(1.20)
Total from Investment Operations	2.64		1.98	3.15	2.70	(0.46)	(0.99)
Less Distributions
Net Investment Income	(0.36)		(0.27)	(0.22)	—	(0.20)	(0.27)
Net Realized Gains	(0.40)		(0.02)	(0.18)	—	(0.30)	(1.19)
Total Distributions	(0.76)		(0.29)	(0.40)	—	(0.50)	(1.46)
Net Asset Value, End of Period	$16.51		$14.63	$12.94	$10.19	$7.49	$8.45
Total Return	18.81	%(C)	15.58%	31.99%	36.05%	(5.66)%	(10.80)%
Net Assets, End of Period (thousands)	$437,965		$304,601	$203,569	$120,092	$84,403	$86,341
Ratio of Expenses to Average Net Assets (D)	0.27	%(B)	0.32%	0.37%	0.43%	0.45%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.74	%(B)	3.03%	2.00%	2.28%	2.38%	2.22%

See accompanying Notes to Financial Statements.

7

  DIMENSIONAL INVESTMENT GROUP INC.
  DFA INTERNATIONAL VALUE PORTFOLIO IV
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $7.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million.

In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contribution prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as an addition to paid-in capital. Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $10. The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2005.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$4,631	—	$4,631
2004	4,707	$88	4,795

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$6,115	$7,649	$13,764

9

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$324,221	$145,327	$(31,567)	$113,760

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$316,407	$(130)	$(23,639)	$145,327	$437,965

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

As of May 31, 2006, one shareholder held 100% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying accounts.

10

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%	11.8%	4.3%	3.8%	0.2%	100.0%

12

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

13

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

16

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investments at Value (including $1,369,914 of securities on loan)	$5,842,326
Temporary Cash Investments at Value	1,511,185
Foreign Currencies at Value	25,721
Cash	15
Receivables:
Investment Securities Sold	4,365
Dividends, Interest, and Tax Reclaims	21,283
Fund Shares Sold	5,968
Securities Lending Income	2,544
Prepaid Expenses and Other Assets	17
Total Assets	7,413,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,487,065
Investment Securities Purchased	14,558
Fund Shares Redeemed	67
Due to Advisor	1,013
Accrued Expenses and Other Liabilities	252
Total Liabilities	1,502,955
NET ASSETS	$5,910,469
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	296,786,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.91
Investments at Cost	$4,206,102
Temporary Cash Investments at Cost	$1,511,185
Foreign Currencies at Cost	$25,616

See accompanying Notes to Financial Statements.

17

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income

Dividends (Net of Foreign Taxes Withheld of $10,299)	$99,083
Interest	5,864
Income from Securities Lending	5,799
Total Investment Income	110,746
Expenses
Investment Advisory Services Fees	5,345
Accounting & Transfer Agent Fees	278
Custodian Fees	472
Legal Fees	10
Audit Fees	29
Shareholders' Reports	16
Directors'/Trustees' Fees & Expenses	22
Other	63
Total Expenses	6,235
Net Investment Income (Loss)	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	77,435
Net Realized Gain (Loss) on Foreign Currency Transactions	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	674,593
Translation of Foreign Currency Denominated Amounts	738
Net Realized and Unrealized Gain (Loss)	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$857,582

See accompanying Notes to Financial Statements.

18

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	77,435	132,514
Net Realized Gain (Loss) on Foreign Currency Transactions	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	674,593	292,697
Translation of Foreign Currency Denominated Amounts	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	857,582	520,726
Distributions From:
Net Investment Income	(21,717)	(111,684)
Net Short-Term Gains	(11,376)	(2,493)
Net Long-Term Gains	(115,306)	(104,987)
Total Distributions	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	139,465	211,691
Shares Redeemed	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	833,588	1,262,093
Total Increase (Decrease) in Net Assets	1,542,771	1,563,655
Net Assets
Beginning of Period	4,367,698	2,804,043
End of Period	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	40,489	74,612
Shares Issued in Lieu of Cash Distributions	7,983	13,315
Shares Redeemed	(4,177)	(10,303)
	44,295	77,624
Accumulated Net Investment Income (Loss)	$83,876	$1,082

See accompanying Notes to Financial Statements.

19

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income from Investment
Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total from Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

20

  THE DFA INVESTMENT TRUST COMPANY
  THE DFA INTERNATIONAL VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values

21

assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability (in thousands) for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $101.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$913,446
Sales	178,452

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share.(amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(2,786)	$2,786

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$114,177	$104,987	$219,164
2004	44,310	—	44,310

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$27,212	$114,521	$141,733

23

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $14,810 and $18,494, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,717,470	$1,693,922	z	$(57,881)	$1,636,041

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
$4,113,077	$83,876	$76,348	$305	$1,636,329	$534	$5,910,469

24

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.

Borrowings by the Series under this line of credit for the six months ended May 31, 2006 were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.70%	$2,509	2	$1	$3,791

There were no outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

25

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

26

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other

28

"non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

29

DFA053106-016S

ITEM 2.                                                     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each master fund/underlying fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Core Equity 1 Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

U.S. Core Equity 2 Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

DFA Real Estate Securities Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

Large Cap International Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

International Core Equity Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

Emerging Markets Core Equity Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The U.S. Large Company Series	Master fund for U.S. Large Company Institutional Index Portfolio and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The U.S. Large Cap Value Series

Master fund for U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III and LWAS/DFA U.S. High Book to Market Portfolio and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The U.S. Small Cap Value Series	Master fund for U.S. Small Cap Value Portfolio II

The U.S. Small Cap Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The DFA International Value Series

Master fund for DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III and DFA International Value Portfolio IV and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Japanese Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Asia Pacific Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The United Kingdom Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Continental Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Emerging Markets Small Cap Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

Dimensional Emerging Markets Value Fund Inc.	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of May 31, 2006.
(y)	The rate shown is the effective yield.
(R)	Restricted Security.

U.S. CORE EQUITY 1 PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.6%)
Consumer Discretionary — (12.6%)
*	1-800 CONTACTS, Inc.	200	$ 2,938
*	1-800-FLOWERS.COM, Inc.	2,200	13,882
*	4Kids Entertainment, Inc.	1,000	16,610
*	99 Cents Only Stores	5,355	59,869
*	A.C. Moore Arts & Crafts, Inc.	1,500	26,265
	Aaron Rents, Inc.	3,200	86,400
	Aaron Rents, Inc. Class A	700	17,150
	Abercrombie & Fitch Co.	2,100	121,485
*	Acme Communications, Inc.	1,200	5,952
	Acme United Corp.	200	3,100
*	ACR Group, Inc.	800	3,120
	Advance Auto Parts, Inc.	2,650	101,018
	Advo, Inc.	1,800	48,006
*	Aeropostale, Inc.	1,700	42,058
	AFC Enterprises, Inc.	1,700	23,018
*	Aftermarket Technology Corp.	1,600	38,848
*	Alderwoods Group, Inc.	2,500	48,350
	Aldila, Inc.	300	9,741
*	All American Semiconductor, Inc.	400	1,500
*	Alloy, Inc.	1,050	12,568
*	Amazon.com, Inc.	5,180	179,280
	Ambassadors Group, Inc.	800	20,920
	American Axle & Manufacturing Holdings, Inc.	2,500	43,825
*	American Biltrite, Inc.	100	1,089
	American Eagle Outfitters, Inc.	3,600	117,540
	American Greetings Corp. Class A	3,000	67,470
*	America’s Car-Mart, Inc.	910	18,009
	Ameristar Casinos, Inc.	3,100	64,542
*	AnnTaylor Stores Corp.	4,900	188,454
* #	Apollo Group, Inc. Class A	2,500	130,775
	Applebees International, Inc.	4,200	84,924
*	Applica, Inc.	2,200	9,020
	Arbitron, Inc.	600	23,916
	Arctic Cat, Inc.	1,000	18,340
	Ark Restaurants Corp.	200	5,870
	ArvinMeritor, Inc.	5,300	88,881
*	Asbury Automotive Group, Inc.	2,500	52,150
* #	Audible, Inc.	1,500	14,025
*	Audiovox Corp. Class A	600	7,320
*	AutoNation, Inc.	12,470	270,474
*	Autozone, Inc.	1,900	172,387
* #	Avatar Holdings, Inc.	700	39,445
*	Aztar Corp.	1,600	82,976

1

*	Bakers Footwear Group, Inc.	600	8,430
*	Ballantyne of Omaha, Inc.	1,000	4,190
*	Bally Technologies, Inc.	3,000	46,140
*	Bally Total Fitness Holding Corp.	2,100	16,590
	Bandag, Inc.	700	26,096
	Bandag, Inc. Class A	734	23,488
#	Barnes & Noble, Inc.	4,800	183,264
*	Barry (R.G.) Corp.	300	2,010
	Bassett Furniture Industries, Inc.	400	6,796
	Beasley Broadcast Group, Inc.	404	2,937
#	Beazer Homes USA, Inc.	3,000	149,250
	Bebe Stores, Inc.	5,200	77,168
*	Bed Bath and Beyond, Inc.	4,300	151,231
	Belo Corp. Class A	5,010	86,573
*	Benihana, Inc. Class A	500	11,455
	Best Buy Co., Inc.	8,140	431,420
	Big 5 Sporting Goods Corp.	400	8,464
*	Big Dog Holdings, Inc.	700	8,925
* #	Big Lots, Inc.	8,620	139,816
*	BJ’s Restaurants, Inc.	1,300	34,658
	Black & Decker Corp.	1,900	165,224
	Blair Corp.	300	10,692
#	Blockbuster, Inc. Class A	9,100	42,315
	Blockbuster, Inc. Class B	5,500	23,485
*	Blount International, Inc.	2,700	34,614
*	Bluegreen Corp.	700	8,428
	Blyth, Inc.	3,100	65,565
	Bob Evans Farms, Inc.	2,710	75,582
*	Bombay Co., Inc.	400	920
	Bon-Ton Stores, Inc.	400	10,568
	Books-A-Million, Inc.	1,280	19,072
	Borders Group, Inc.	4,953	102,824
	BorgWarner, Inc.	4,100	269,698
	Bowl America, Inc. Class A	300	4,335
	Boyd Gaming Corp.	2,200	99,000
*	Bright Horizons Family Solutions, Inc.	1,600	56,960
	Brinker International, Inc.	4,600	168,820
	Brown Shoe Company, Inc.	2,050	72,119
	Brunswick Corp.	6,800	244,324
*	Buca, Inc.	1,700	8,925
	Buckle, Inc.	1,500	62,130
	Building Materials Holding Corp.	1,800	51,336
* #	Cabela’s, Inc.	4,300	76,669
*	Cablevision Systems New York Group Class A	5,500	108,130
*	Cache, Inc.	800	13,976
	Cadmus Communications Corp.	300	5,376
*	California Coastal Communities, Inc.	700	24,696
*	California Pizza Kitchen, Inc.	1,100	31,911
	Callaway Golf Co.	5,800	77,314
*	Canterbury Park Holding Corp.	400	5,500
*	Career Education Corp.	5,400	175,986
*	CarMax, Inc.	5,819	185,102
#	Carmike Cinemas, Inc.	1,100	23,243
*	Carriage Services, Inc.	300	1,425
*	Carter’s, Inc.	1,700	99,348

2

*	Casual Male Retail Group, Inc.	2,000	19,500
	Catalina Marketing Corp.	1,600	46,864
	Cato Corp. Class A	1,700	40,103
*	Cavalier Homes, Inc.	1,700	10,625
*	Cavco Industries, Inc.	500	23,715
	CBRL Group, Inc.	3,600	134,748
	CBS Corp. Class A	1,600	41,440
	CBS Corp. Class B	17,200	445,652
*	CEC Entertainment, Inc.	1,900	63,384
#	Centex Corp.	5,300	252,757
*	Champion Enterprises, Inc.	2,500	29,750
*	Champps Entertainment, Inc.	1,000	7,620
#	Charles and Colvard, Ltd.	375	4,012
*	Charlotte Russe Holding, Inc.	1,400	29,722
*	Charming Shoppes, Inc.	9,340	104,048
*	Checkers Drive-In Restaurants, Inc.	600	8,814
*	Cheesecake Factory, Inc.	4,400	128,744
	Cherokee, Inc.	300	11,337
* #	Chicos FAS, Inc.	4,420	132,467
	Choice Hotels International, Inc.	3,600	194,652
	Christopher & Banks Corp.	2,100	56,574
*	Chromcraft Revington, Inc.	500	6,375
	Churchill Downs, Inc.	1,000	41,540
	Circuit City Stores, Inc.	8,900	267,356
	Citadel Broadcasting Co.	6,820	64,858
#	CKE Restaurants, Inc.	3,300	55,341
*	CKX, Inc.	5,265	66,128
	Claire’s Stores, Inc.	5,000	135,850
	Clear Channel Communications, Inc.	12,640	389,312
* #	Coach, Inc.	9,230	268,408
	Coachmen Industries, Inc.	200	2,210
	Coast Distribution System, Inc.	300	2,265
	Cobra Electronics Corp.	600	7,086
*	Coinmach Service Corp. Class A	1,600	15,920
*	Coldwater Creek, Inc.	3,200	82,240
*	Collectors Universe, Inc.	800	11,792
	Collegiate Pacific, Inc.	900	9,423
*	Columbia Sportswear Co.	2,700	127,791
*	Comcast Corp. Class A	33,130	1,064,467
*	Comcast Corp. Special Class A Non-Voting	18,700	598,400
*	Conn’s, Inc.	1,300	37,596
#	Cooper Tire & Rubber Co.	2,400	27,312
*	Corinthian Colleges, Inc.	4,800	66,288
*	Cosi, Inc.	100	813
*	Cost Plus, Inc.	1,700	25,687
	Courier Corp.	700	26,726
*	Cox Radio, Inc.	1,533	21,569
	CPI Corp.	300	7,878
	Craftmade International, Inc.	400	7,368
*	Crown Media Holdings, Inc.	3,062	13,075
*	CSK Auto Corp.	2,100	26,691
	CSS Industries, Inc.	800	24,280
*	Cumulus Media, Inc. Class A	2,800	32,424
	Cutter & Buck, Inc.	800	9,488
*	Cybex International, Inc.	700	4,235

3

*	Cycle Country Accessories Corp.	300	735
	Dana Corp.	2,200	5,500
	Darden Restaurants, Inc.	3,600	127,476
	Deb Shops, Inc.	800	23,424
* #	Deckers Outdoor Corp.	800	28,368
	Decorator Industries, Inc.	300	2,593
*	dELiA*s, Inc.	836	8,318
	Delta Apparel, Inc.	744	12,953
*	Design Within Reach, Inc.	100	519
*	DeVry, Inc.	3,900	95,550
	Dillards, Inc. Class A	5,400	146,988
*	Discovery Holding Co. Class A	14,400	199,728
*	Discovery Holding Co. Class B	600	8,334
	Disney (Walt) Co.	45,000	1,372,500
*	Dixie Group, Inc.	1,000	13,700
	Dollar General Corp.	10,600	172,780
* #	Dollar Tree Stores, Inc.	7,600	200,868
*	Dominion Homes, Inc.	100	1,040
	Domino’s Pizza, Inc.	3,500	82,880
*	Dorman Products, Inc.	1,500	15,195
	Dover Downs Gaming & Entertainment, Inc.	500	12,700
	Dover Motorsports, Inc.	1,400	8,484
#	Dow Jones & Co., Inc.	2,200	76,076
*	Drew Industries, Inc.	1,200	38,040
*	drugstore.com, Inc.	5,200	14,924
	DRYCLEAN USA, Inc.	100	201
#	Eastman Kodak Co.	9,600	231,456
*	EchoStar Communications Corp. Class A	3,520	105,354
*	Educate, Inc.	200	1,756
*	Education Management Corp.	2,600	111,670
	Educational Development Corp.	300	2,100
*	EMAK Worldwide, Inc.	260	1,641
*	Emerson Radio Corp.	2,000	6,780
*	Emmis Communications Corp. Class A	1,100	17,666
*	Enesco Group, Inc.	1,200	1,140
	Entercom Communications Corp.	1,943	51,800
*	Entravision Communications Corp.	4,600	36,156
* #	Escala Group, Inc.	1,435	10,375
	Escalade, Inc.	600	6,540
	Ethan Allen Interiors, Inc.	1,900	72,314
*	Expedia, Inc.	17,400	247,254
*	Factory Card & Party Outlet Corp.	300	1,899
	Family Dollar Stores, Inc.	5,200	129,896
*	Famous Dave’s of America, Inc.	700	10,486
	Fedders Corp.	800	2,168
	Federated Department Stores, Inc.	6,700	487,961
	Finish Line, Inc. Class A	3,235	41,408
*	Finlay Enterprises, Inc.	700	6,923
*	Fisher Communications, Inc.	400	17,508
	Flanigan’s Enterprises, Inc.	300	3,195
*	Fleetwood Enterprises, Inc.	2,100	19,740
	Flexsteel Industries, Inc.	400	5,280
#	Foot Locker, Inc.	11,200	270,592
	Ford Motor Co.	25,000	179,000
	Fortune Brands, Inc.	7,900	584,600

4

* #	Fossil, Inc.	5,195	94,705
*	Fountain Powerboat Industries, Inc.	200	948
*	Franklin Covey Co.	1,700	13,617
*	Franklin Electronic Publishers, Inc.	600	1,680
	Fred’s, Inc.	3,100	45,136
*	Friendly Ice Cream Corp.	400	3,368
	Frisch’s Restaurants, Inc.	500	12,435
#	Furniture Brands International, Inc.	3,800	81,776
* #	Gaiam, Inc.	900	15,552
*	GameStop Corp. Class A	2,531	108,681
*	GameStop Corp. Class B	100	3,865
*	GameTech International, Inc.	1,030	8,158
	Gaming Partners International Corp.	300	5,403
* #	Gander Mountain Co.	1,100	6,666
	Gannett Co., Inc.	3,400	183,634
	Gap, Inc.	14,600	265,720
*	Gaylord Entertainment Co.	3,000	131,460
*	Gemstar-TV Guide International, Inc.	24,100	84,591
#	General Motors Corp.	12,200	328,546
*	Genesco, Inc.	1,300	45,747
*	Gentek, Inc.	600	17,250
	Gentex Corp.	8,200	118,818
	Genuine Parts Co.	9,400	404,764
*	Getty Images, Inc.	2,300	151,041
*	G-III Apparel Group, Ltd.	951	8,435
*	Goodyear Tire & Rubber Co.	6,100	77,592
*	Gottschalks, Inc.	1,121	8,856
	Gray Television, Inc.	2,100	13,902
	Gray Television, Inc. Class A	200	1,340
	Group 1 Automotive, Inc.	900	54,693
*	GSI Commerce, Inc.	2,600	40,950
*	Guess?, Inc.	1,500	62,190
*	Guitar Center, Inc.	1,000	48,150
*	Gymboree Corp.	1,800	63,702
#	H&R Block, Inc.	5,100	116,025
*	Hampshire Group, Ltd.	689	12,781
	Hancock Fabrics, Inc.	400	1,320
	Harley-Davidson, Inc.	4,440	221,334
	Harman International Industries, Inc.	1,500	127,095
	Harrah’s Entertainment, Inc.	4,200	319,368
*	Harris Interactive, Inc.	5,100	25,398
	Harte-Hanks, Inc.	4,000	109,360
*	Hartmarx Corp.	3,120	23,306
	Hasbro, Inc.	12,810	237,497
*	Hastings Entertainment, Inc.	800	6,048
	Haverty Furniture Co., Inc.	1,400	19,628
	Haverty Furniture Co., Inc. Class A	270	3,780
*	Hayes Lemmerz International, Inc.	400	1,024
	Hearst-Argyle Television, Inc.	2,800	62,048
*	Hibbett Sporting Goods, Inc.	1,200	31,032
	Hilton Hotels Corp.	12,900	354,234
	Hollinger International, Inc. Class A	2,600	18,642
*	Hollywood Media Corp.	1,795	7,647
	Home Depot, Inc.	36,700	1,399,004
* #	Home Solutions of America, Inc.	1,900	19,380

5

	Horton (D.R.), Inc.	16,790	442,584
*	Hot Topic, Inc.	2,485	34,392
*	Hovnanian Enterprises, Inc. Class A	2,000	63,660
*	IAC/InterActiveCorp	15,900	410,697
*	Iconix Brand Group, Inc.	1,200	19,164
	IHOP Corp.	1,420	68,188
	ILX Resorts, Inc.	300	2,838
*	Image Entertainment, Inc.	1,200	4,392
*	IMPCO Technologies, Inc.	2,300	24,587
* #	Infosonics Corp.	400	10,564
	Interactive Data Corp.	6,700	130,851
*	Interface, Inc. Class A	2,700	30,996
	International Game Technology	6,860	255,398
	International Speedway Corp. Class A	2,100	101,934
* #	Interpublic Group of Companies, Inc.	4,800	45,744
*	Interstate Hotels & Resorts, Inc.	2,700	17,550
*	INVESTools, Inc.	2,400	20,952
*	Isle of Capri Casinos, Inc.	2,000	56,520
*	ITT Educational Services, Inc.	1,300	84,500
	J. Alexander’s Corp.	400	3,384
*	Jack in the Box, Inc.	2,710	112,899
	Jackson Hewitt Tax Service, Inc.	2,000	65,400
*	Jaclyn, Inc.	300	2,310
*	Jakks Pacific, Inc.	1,000	19,490
*	Jameson Inns, Inc.	4,512	13,085
* #	Jarden Corp.	4,800	144,192
*	Jennifer Convertibles, Inc.	500	2,850
	Johnson Controls, Inc.	4,510	384,117
	Jones Apparel Group, Inc.	6,031	195,646
*	Jos. A. Bank Clothiers, Inc.	1,025	37,228
	Journal Communications, Inc. Class A	200	2,304
	Journal Register Co.	1,100	11,000
*	K2, Inc.	400	4,412
	KB Home	3,600	184,320
	Kellwood Co.	800	24,952
	Kenneth Cole Productions, Inc. Class A	1,000	24,570
*	Keystone Automotive Industries, Inc.	900	36,288
	Kimball International, Inc. Class B	1,800	27,000
*	Kirkland’s, Inc.	800	4,792
	Knape & Vogt Manufacturing Co.	200	3,758
	Knight-Ridder, Inc.	1,400	86,814
*	Kohl’s Corp.	5,900	316,771
	Koss Corp.	200	4,969
* #	Krispy Kreme Doughnuts, Inc.	4,720	44,510
	K-Swiss, Inc. Class A	1,300	34,294
*	LaCrosse Footwear, Inc.	383	4,653
*	Lakeland Industries, Inc.	500	8,600
*	Lamar Advertising Co.	2,900	158,108
	Landry’s Restaurants, Inc.	300	9,183
*	Las Vegas Sands Corp.	100	7,061
*	Laureate Education, Inc.	3,600	170,028
*	Lazare Kaplan International, Inc.	400	3,392
#	La-Z-Boy, Inc.	3,910	58,494
	Lear Corp.	500	11,850
	Lee Enterprises, Inc.	1,300	37,167

6

	Leggett & Platt, Inc.	9,750	247,552
	Lennar Corp. Class A	6,900	330,579
	Lennar Corp. Class B	1,800	79,380
*	Lenox Group, Inc.	1,200	12,192
	Levitt Corp. Class A	1,400	22,288
	Libbey, Inc.	1,200	13,644
* #	Liberty Global, Inc. Class A	8,000	183,440
*	Liberty Media Holding Corp. Capital Class A	2,879	229,082
*	Liberty Media Holding Corp. Capital Class B	130	10,543
*	Liberty Media Holding Corp. Interactive Class A	14,398	258,588
*	Liberty Media Holding Corp. Interactive Class B	650	11,641
*	LIFE TIME FITNESS, Inc.	2,000	91,500
	Lifetime Brands, Inc.	781	21,634
	Limited Brands, Inc.	9,500	258,020
*	Lin TV Corp.	800	7,040
	Lithia Motors, Inc. Class A	400	12,800
*	Live Nation, Inc.	4,855	110,694
	Liz Claiborne, Inc.	5,620	217,325
*	LKQ Corp.	3,000	58,650
*	Lodgenet Entertainment Corp.	1,000	18,910
*	Lodgian, Inc.	1,900	21,869
	Lone Star Steakhouse & Saloon, Inc.	300	7,809
#	Lowe’s Companies, Inc.	13,470	838,912
*	Luby’s, Inc.	1,800	18,792
	M/I Homes, Inc.	600	21,600
*	Mace Security International, Inc.	1,000	2,600
*	Main Street Restaurant Group, Inc.	1,017	6,346
	Marine Products Corp.	2,100	20,370
*	MarineMax, Inc.	1,300	37,401
	Marriott International, Inc. Class A	3,400	245,922
*	Martha Stewart Living Omnimedia, Inc.	900	15,291
*	Marvel Entertainment, Inc.	4,800	91,680
	Mattel, Inc.	13,200	221,892
	Matthews International Corp. Class A	1,800	62,568
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,100	26,345
	McDonald’s Corp.	21,750	721,447
	McGraw-Hill Companies, Inc.	5,820	300,312
#	MDC Holdings, Inc.	1,900	102,885
*	Meade Instruments Corp.	200	550
	Media General, Inc. Class A	700	26,341
*	Mediacom Communications Corp.	4,900	31,115
	Meredith Corp.	2,200	110,110
*	Meritage Homes Corp.	2,100	112,539
	Meritage Hospitality Group, Inc.	500	2,125
*	Mestek, Inc.	800	11,560
*	MGM Mirage	9,500	393,870
	Michaels Stores, Inc.	3,200	124,384
*	Midas, Inc.	500	10,385
*	Mity Enterprises, Inc.	400	7,600
	Modine Manufacturing Co.	1,700	39,950
*	Mohawk Industries, Inc.	3,620	266,794
	Monaco Coach Corp.	2,200	28,688
*	Monarch Casino & Resort, Inc.	600	16,536
	Monro Muffler Brake, Inc.	1,000	36,130
*	Morningstar, Inc.	24	1,013

7

*	Mothers Work, Inc.	480	12,758
	Movado Group, Inc.	500	9,345
#	Movie Gallery, Inc.	300	1,497
*	MTR Gaming Group, Inc.	1,300	12,662
*	Multimedia Games, Inc.	2,100	23,541
*	Nathan’s Famous, Inc.	400	5,433
	National Presto Industries, Inc.	500	27,150
*	National RV Holdings, Inc.	800	4,560
#	Nautilus Group, Inc.	1,400	23,660
* #	Navarre Corp.	500	1,750
*	Navigant International, Inc.	1,300	21,112
	Nelson (Thomas), Inc.	400	11,900
*	Netflix, Inc.	1,700	47,073
*	Nevada Gold & Casinos, Inc.	700	5,145
*	New Frontier Media, Inc.	1,400	12,096
*	New York & Co., Inc.	100	1,187
	Newell Rubbermaid, Inc.	6,600	174,636
	News Corp. Class A	53,400	1,018,338
	News Corp., Inc. Class B When Issued	25,172	502,685
	NIKE, Inc. Class B	3,310	265,826
	Nobel Learning Communities, Inc.	600	6,099
	Nobility Homes, Inc.	200	5,550
	Noble International, Ltd.	1,150	17,882
	Nordstrom, Inc.	6,540	240,868
* #	NTL, Inc.	7,750	206,770
* #	Nutri/System, Inc.	1,300	88,296
*	NVR, Inc.	200	121,800
	Oakley, Inc.	3,800	62,700
*	Office Depot, Inc.	6,700	278,519
	OfficeMax, Inc.	5,100	210,783
#	Omnicom Group, Inc.	2,800	266,308
*	Opinion Research Corp.	100	606
	Orleans Homebuilders, Inc.	600	11,856
#	OSI Restaurant Partners, Inc.	5,400	198,072
*	O’Charleys, Inc.	1,800	29,970
*	O’Reilly Automotive, Inc.	6,200	196,478
*	Outdoor Channel Holdings, Inc.	1,720	20,898
* #	Overstock.com, Inc.	300	6,459
	Oxford Industries, Inc.	1,300	52,416
*	P & F Industries, Inc. Class A	300	3,978
* #	P.F. Chang’s China Bistro, Inc.	1,400	57,974
* #	Pacific Sunwear of California, Inc.	4,000	87,800
*	Palm Harbor Homes, Inc.	1,800	34,776
*	Panera Bread Co.	1,000	64,760
* #	Pantry, Inc.	1,200	69,360
*	Papa John’s International, Inc.	1,000	31,460
*	Payless ShoeSource, Inc.	5,020	133,934
*	PC Mall, Inc.	1,100	6,974
* #	Penn National Gaming, Inc.	4,800	184,464
	Penney (J.C.) Co., Inc.	4,700	285,572
*	Perry Ellis International, Inc.	700	16,912
*	Petco Animal Supplies, Inc.	3,300	69,828
*	PetMed Express, Inc.	900	11,142
	PETsMART, Inc.	7,800	208,104
	Phillips-Van Heusen Corp.	3,300	116,985

8

*	Phoenix Footwear Group, Inc.	500	2,440
	Pier 1 Imports, Inc.	6,600	56,034
*	Pinnacle Entertainment, Inc.	2,600	80,470
*	Playboy Enterprises, Inc. Class A	400	3,468
*	Playboy Enterprises, Inc. Class B	2,110	20,340
*	Point.360	100	228
	Polaris Industries, Inc.	2,300	102,419
	Polo Ralph Lauren Corp.	2,100	118,650
*	Pomeroy IT Solutions, Inc.	100	733
	Pool Corp.	1,800	77,742
#	Pre-Paid Legal Services, Inc.	300	10,482
* #	Priceline.com, Inc.	2,700	83,970
*	PRIMEDIA, Inc.	4,500	8,235
*	Princeton Review, Inc.	1,700	9,588
* #	Progressive Gaming International Corp.	1,200	12,132
*	Proliance International, Inc.	1,100	5,115
*	ProQuest Co.	1,100	13,112
	Pulte Homes, Inc.	13,900	451,333
*	QEP Co., Inc.	200	2,088
*	Quaker Fabric Corp.	200	320
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,512	18,048
* #	Quiksilver, Inc.	9,210	114,757
	R.H. Donnelley Corp.	1,814	99,443
*	Radio One, Inc. Class D	3,500	25,655
#	RadioShack Corp.	5,300	89,146
*	Rare Hospitality International, Inc.	2,600	79,950
*	RC2 Corp.	1,600	56,880
*	RCN Corp.	2,810	73,819
	Reader’s Digest Association, Inc.	3,100	44,113
*	Reading International, Inc. Class A	1,700	13,719
*	Red Lion Hotels Corp.	1,155	13,259
*	Red Robin Gourmet Burgers, Inc.	1,000	41,950
*	RedEnvelope, Inc.	500	5,100
*	Regent Communications, Inc.	600	2,502
	Regis Corp.	2,500	86,700
*	Rent-A-Center, Inc.	5,010	119,138
*	Rentrak Corp.	576	6,175
*	Rent-Way, Inc.	2,140	15,429
*	Restoration Hardware, Inc.	2,300	14,904
* #	Retail Ventures, Inc.	2,400	36,600
*	Rex Stores Corp.	200	2,952
*	Rockford Corp.	700	2,590
*	Rocky Brands, Inc.	500	11,900
	Ross Stores, Inc.	3,500	98,875
*	Rubio’s Restaurants, Inc.	600	5,400
#	Ruby Tuesday, Inc.	3,300	91,773
	Russ Berrie & Co., Inc.	1,705	22,165
	Russell Corp.	900	16,425
*	Ryan’s Restaurant Group, Inc.	3,210	39,708
	Ryland Group, Inc.	3,300	162,393
*	Saga Communications, Inc. Class A	600	6,054
	Saks, Inc.	9,800	157,290
*	Salem Communications Corp.	900	13,023
* #	Salton, Inc.	1,100	3,025

9

	Sauer-Danfoss, Inc.	3,636	90,464
*	Scholastic Corp.	1,400	36,848
*	Scientific Games Corp.	3,201	122,054
	Scripps (E.W.) Co.	4,300	199,004
*	Sears Holdings Corp.	3,700	561,919
* #	Select Comfort Corp.	1,200	39,312
	Service Corp. International	19,660	157,083
* #	Sharper Image Corp.	1,200	16,272
	Sherwin-Williams Co.	3,400	164,458
*	Shiloh Industries, Inc.	1,100	21,593
*	Shoe Carnival, Inc.	200	4,658
* #	Shuffle Master, Inc.	1,200	43,752
	Sinclair Broadcast Group, Inc. Class A	3,500	29,785
* #	Sirius Satellite Radio, Inc.	20,000	90,600
* #	Six Flags, Inc.	2,500	21,000
*	Skechers U.S.A., Inc. Class A	1,400	37,604
	Skyline Corp.	700	25,886
* #	Smith & Wesson Holding Corp.	1,300	9,672
	Snap-On, Inc.	4,200	175,896
	Sonic Automotive, Inc.	2,300	55,039
*	Sonic Corp.	4,950	108,108
*	Sotheby’s Holdings, Inc. Class A	2,200	58,850
* #	Source Interlink Companies, Inc.	3,900	44,226
*	Spanish Broadcasting System, Inc.	300	1,638
	Spartan Motors, Inc.	1,100	15,279
	Speedway Motorsports, Inc.	3,000	115,350
*	Sport Chalet, Inc. Class A	1,075	8,922
*	Sport Chalet, Inc. Class B	225	1,732
	Sport-Haley, Inc.	112	572
*	Sportsman’s Guide, Inc.	300	9,144
	Stage Stores, Inc.	2,031	66,109
*	Stamps.com, Inc.	700	20,993
	Standard Motor Products, Inc.	300	2,373
	Standard Pacific Corp.	1,900	57,133
	Stanley Furniture, Inc.	800	20,480
	Staples, Inc.	10,460	245,705
*	Starbucks Corp.	12,860	458,459
*	Starwood Hotels & Resorts Worldwide, Inc.	10,100	617,110
#	Station Casinos, Inc.	1,700	124,100
	Stein Mart, Inc.	1,700	26,350
*	Steinway Musical Instruments, Inc.	100	2,705
	Steven Madden, Ltd.	1,200	38,376
	Stewart Enterprises, Inc.	1,400	7,966
*	Stoneridge, Inc.	400	3,112
*	Strattec Security Corp.	100	4,250
	Strayer Education, Inc.	600	59,820
	Stride Rite Corp.	2,600	32,734
	Sturm Ruger & Co., Inc.	1,000	6,150
*	Sunterra Corp.	1,608	16,627
#	Superior Industries International, Inc.	1,433	26,353
	Superior Uniform Group, Inc.	600	7,740
*	Syms Corp.	600	10,788
*	Syntax-Brillian Corp.	841	1,901
*	Systemax, Inc.	2,901	21,699
#	Talbots, Inc.	2,110	44,880

10

	Tandy Brand Accessories, Inc.	500	5,150
*	Tandy Leather Factory, Inc.	616	4,072
	Target Corp.	13,900	679,988
	Tarragon Corp.	1,887	28,814
*	Tarrant Apparel Group	300	534
#	Technical Olympic USA, Inc.	1,800	32,508
* #	Tempur-Pedic International, Inc.	4,900	67,424
*	Tenneco Automotive, Inc.	2,600	61,984
*	The Children’s Place Retail Stores, Inc.	1,500	87,255
*	The DIRECTV Group, Inc.	22,100	388,076
*	The Dress Barn, Inc.	3,500	81,865
	The Hallwood Group, Inc.	200	21,000
	The Marcus Corp.	200	3,522
#	The McClatchey Co.	500	22,495
	The Men’s Wearhouse, Inc.	2,900	98,223
#	The New York Times Co. Class A	5,800	140,128
	The Pep Boys - Manny, Moe & Jack	4,100	55,555
#	The Stanley Works	2,800	135,940
*	The Steak n Shake Co.	1,900	31,122
#	The TJX Companies, Inc.	11,400	270,294
	Thor Industries, Inc.	3,200	153,856
	Tiffany & Co.	3,800	129,922
*	Timberland Co. Class A	2,925	80,818
	Time Warner, Inc.	105,740	1,819,785
* #	TiVo, Inc.	4,841	30,644
*	Toll Brothers, Inc.	5,500	155,430
*	Too, Inc.	1,900	77,900
*	Tractor Supply Co.	2,200	122,342
	Traffix, Inc.	1,200	6,816
	Triarc Companies, Inc. Class A	1,500	24,705
	Tribune Co.	10,700	319,288
*	Triple Crown Media, Inc.	60	481
* #	True Religion Apparel, Inc.	800	13,616
*	TRW Automotive Holdings Corp.	5,300	145,167
	Tuesday Morning Corp.	1,400	22,498
	Tupperware Corp.	2,800	57,596
*	Unifi, Inc.	1,600	5,520
	Unifirst Corp.	300	9,615
	United Auto Group, Inc.	3,400	143,276
*	United Retail Group, Inc.	1,100	15,620
*	Universal Electronics, Inc.	1,200	21,348
*	Universal Technical Institute, Inc.	800	19,800
*	Univision Communications, Inc. Class A	12,800	460,160
* #	Urban Outfitters, Inc.	2,500	46,425
#	V.F. Corp.	5,950	374,433
*	Vail Resorts, Inc.	2,900	104,255
*	Valassis Communications, Inc.	500	14,495
	Value Line, Inc.	229	9,595
*	ValueVision Media, Inc. Class A	2,710	33,631
*	Varsity Group, Inc.	800	3,480
*	VCG Holding Corp.	100	119
*	Vertrue, Inc.	500	19,475
*	Viacom, Inc. Class A	800	30,152
*	Viacom, Inc. Class B	8,200	309,550
*	Virco Manufacturing Corp.	500	2,250

11

	Visteon Corp.	3,200	23,744
*	Warnaco Group, Inc.	3,410	61,346
	Warner Music Group Corp.	200	5,240
	Washington Post Co.	410	332,469
* #	WCI Communities, Inc.	3,400	72,046
	Weight Watchers International, Inc.	2,100	87,948
*	Wells-Gardner Electronics Corp.	900	2,187
	Wendy’s International, Inc.	3,900	235,092
*	West Marine, Inc.	1,800	25,848
	Westwood One, Inc.	2,700	21,654
*	Wet Seal, Inc. Class A	2,500	11,375
	Weyco Group, Inc.	700	14,287
	Whirlpool Corp.	2,300	206,816
	Wiley (John) & Sons, Inc. Class A	1,400	48,762
	Wiley (John) & Sons, Inc. Class B	300	10,443
#	Williams-Sonoma, Inc.	2,800	101,220
*	Wilsons The Leather Experts, Inc.	900	3,285
*	Winmark Corp.	200	5,254
	Winnebago Industries, Inc.	1,900	53,922
*	WMS Industries, Inc.	1,700	44,098
	Wolverine World Wide, Inc.	3,500	80,290
	World Wrestling Federation Entertainment, Inc.	1,200	21,420
* #	Wynn Resorts, Ltd.	2,500	178,000
	Xerium Technologies, Inc.	200	1,958
*	XM Satellite Radio Holdings, Inc.	5,500	79,310
	Yankee Candle Co., Inc.	1,500	40,920
*	Young Broadcasting, Inc. Class A	1,200	3,888
	Yum! Brands, Inc.	4,520	227,808
*	Zale Corp.	3,500	82,180
*	Zapata Corp.	1,400	10,080
Total Consumer Discretionary			54,313,233

Consumer Staples — (6.9%)
	Alberto-Culver Co. Class B	5,000	232,550
	Albertson’s, Inc.	11,800	302,198
	Alliance One International, Inc.	6,900	29,808
	Altria Group, Inc.	36,540	2,643,669
	Andersons, Inc.	500	51,640
	Anheuser-Busch Companies, Inc.	13,450	613,858
	Archer-Daniels-Midland Co.	14,000	581,980
	Arden Group, Inc. Class A	100	9,764
	Avon Products, Inc.	7,900	250,430
*	BJ’s Wholesale Club, Inc.	4,900	144,550
*	Boston Beer Co., Inc. Class A	500	13,515
*	Bridgford Foods Corp.	300	1,818
	Brown-Forman Corp. Class B	300	22,890
*	Cagle’s, Inc. Class A	200	1,580
	Calavo Growers, Inc.	1,086	11,674
	Cal-Maine Foods, Inc.	1,693	11,851
	Campbell Soup Co.	7,200	253,368
*	Carrington Laboratories, Inc.	500	2,125
	Casey’s General Stores, Inc.	3,800	85,082
	CCA Industries, Inc.	300	2,835
* #	Central European Distribution Corp.	1,800	57,636
*	Central Garden & Pet Co.	1,700	71,179

12

*	Chattem, Inc.	1,100	38,588
	Chiquita Brands International, Inc.	900	12,879
	Church & Dwight Co., Inc.	3,600	130,140
	Clorox Co.	3,620	228,748
	Coca-Cola Bottling Co. Consolidated	500	24,425
	Coca-Cola Co.	41,040	1,806,991
	Coca-Cola Enterprises, Inc.	25,530	501,920
	Colgate-Palmolive Co.	9,000	543,060
	ConAgra, Inc.	28,000	632,800
*	Constellation Brands, Inc. Class A	9,000	222,300
*	Constellation Brands, Inc. Class B	933	22,989
	Corn Products International, Inc.	5,300	141,404
	Costco Wholesale Corp.	7,740	409,678
*	Cuisine Solutions, Inc.	500	3,050
	CVS Corp.	13,500	376,650
*	Darling International, Inc.	4,000	16,120
*	Dean Foods Co.	7,330	261,681
	Del Monte Foods Co.	14,410	170,614
	Delta & Pine Land Co.	1,300	36,816
*	Elizabeth Arden, Inc.	2,300	46,920
*	Energizer Holdings, Inc.	2,200	114,972
	Estee Lauder Companies, Inc.	3,000	122,820
	Farmer Brothers Co.	1,148	23,270
	Flowers Foods, Inc.	3,400	98,838
*	Galaxy Nutritional Foods, Inc.	100	50
	General Mills, Inc.	8,640	448,330
*	Gold Kist, Inc.	600	8,994
	Golden Enterprises, Inc.	100	283
	Great Atlantic & Pacific Tea Co., Inc.	3,200	80,640
*	Green Mountain Coffee, Inc.	500	19,740
*	Griffin Land & Nurseries, Inc. Class A	329	10,418
*	Hain Celestial Group, Inc.	3,000	77,010
	Heinz (H.J.) Co.	5,900	249,865
*	Hines Horticulture, Inc.	2,100	7,623
	Hormel Foods Corp.	4,820	173,086
	Ingles Market, Inc. Class A	511	8,825
*	Integrated Biopharma, Inc.	500	3,900
	Inter Parfums, Inc.	1,100	19,701
	J & J Snack Foods Corp.	1,300	42,055
	J. M. Smucker Co.	2,900	120,234
*	Katy Industries, Inc.	519	1,599
#	Kellogg Co.	7,100	334,410
	Kimberly-Clark Corp.	8,100	491,427
#	Kraft Foods, Inc.	11,830	391,573
	Lancaster Colony Corp.	2,500	97,425
	Lance, Inc.	1,600	38,112
* #	Lifeway Foods, Inc.	500	5,390
	Loews Corp. - Carolina Group	1,900	88,236
	Longs Drug Stores Corp.	2,900	133,516
	Mannatech, Inc.	1,000	13,990
	Marsh Supermarkets, Inc. Class A	100	1,261
	Marsh Supermarkets, Inc. Class B	300	3,777
*	Maui Land & Pineapple Co., Inc.	400	14,620
	McCormick & Co., Inc.	2,810	96,804
*	Medifast, Inc.	500	9,000

13

	MGP Ingredients, Inc.	1,250	35,600
	Molson Coors Brewing Co.	3,410	220,900
	Nash Finch Co.	200	4,646
	National Beverage Corp.	2,100	27,342
*	Natrol, Inc.	1,000	2,210
*	Natural Alternatives International, Inc.	600	6,090
*	Natural Health Trends Corp.	300	1,395
	Nature’s Sunshine Products, Inc.	200	2,160
*	NBTY, Inc.	5,100	133,722
	Nu Skin Enterprises, Inc. Class A	4,000	68,640
	Oil-Dri Corp. of America	500	8,975
*	Omega Protein Corp.	700	4,284
* #	Parlux Fragrances, Inc.	500	13,780
*	Pathmark Stores, Inc.	3,900	36,465
*	Peet’s Coffee & Tea, Inc.	600	17,394
#	Pepsi Bottling Group, Inc.	12,750	399,585
	PepsiAmericas, Inc.	9,610	214,591
	PepsiCo, Inc.	28,830	1,743,062
* #	Performance Food Group Co.	2,600	84,734
	Pilgrim’s Pride Corp.	3,000	81,090
*	Playtex Products, Inc.	2,300	26,450
*	PriceSmart, Inc.	2,200	27,368
	Procter & Gamble Co.	79,660	4,321,555
*	Pyramid Breweries, Inc.	364	954
	Ralcorp Holdings, Inc.	1,400	58,534
*	Redhook Ale Brewery, Inc.	900	3,492
	Reliv International, Inc.	500	5,550
*	Revlon, Inc.	21,267	63,376
#	Reynolds American, Inc.	3,600	395,784
* #	Rite Aid Corp.	38,000	178,600
	Rocky Mountain Chocolate Factory, Inc.	288	3,879
	Ruddick Corp.	3,600	84,384
#	Safeway, Inc.	24,130	568,985
*	San Filippo (John B.) & Son, Inc.	400	5,524
	Sanderson Farms, Inc.	600	18,372
	Sara Lee Corp.	13,300	225,701
*	Schiff Nutrition International, Inc.	1,340	9,099
*	Seneca Foods Corp. Class A	300	6,967
*	Seneca Foods Corp. Class B	200	4,796
*	Smart & Final Food, Inc.	2,400	41,160
*	Smithfield Foods, Inc.	7,500	208,575
	Spartan Stores, Inc.	1,701	22,538
*	Spectrum Brands, Inc.	2,300	35,650
*	Star Scientific, Inc.	4,700	12,784
#	Supervalu, Inc.	6,900	201,204
	Sysco Corp.	9,400	287,452
	Tasty Baking Co.	100	906
	The Hershey Co.	2,000	113,820
	The Kroger Co.	12,000	241,320
	The Topps Co., Inc.	3,100	25,327
*	Tofutti Brands, Inc.	100	294
	Tootsie Roll Industries, Inc.	1,945	58,992
	Tyson Foods, Inc. Class A	6,300	100,863
*	United Natural Foods, Inc.	2,400	79,440
	United-Guardian, Inc.	300	2,733

14

	Universal Corp.	1,800	66,348
* #	USANA Health Services, Inc.	100	3,761
	UST, Inc.	3,900	171,639
#	Vector Group, Ltd.	2,615	43,906
	Village Super Market, Inc.	99	6,809
#	Walgreen Co.	16,200	657,720
#	Wal-Mart Stores, Inc.	67,300	3,260,685
	WD-40 Co.	1,000	32,530
	Weis Markets, Inc.	2,100	84,084
	Whole Foods Market, Inc.	3,300	214,500
*	Wild Oats Markets, Inc.	1,500	23,925
*	Wm. Wrigley Jr. Co. Class B	525	23,992
	Wrigley (Wm.) Jr. Co.	3,700	169,164
Total Consumer Staples			29,683,723

Energy — (7.5%)
*	Abraxas Petroleum Corp.	2,500	11,775
	Adams Resources & Energy, Inc.	300	9,432
*	Allis-Chalmers Energy, Inc.	1,000	12,830
*	Alpha Natural Resources, Inc.	100	2,156
*	American Oil & Gas, Inc.	600	2,670
	Anadarko Petroleum Corp.	11,240	558,291
	Apache Corp.	8,130	527,474
	Arch Coal, Inc.	3,000	145,050
*	Arena Resources, Inc.	500	15,355
*	Atlas America, Inc.	650	29,640
*	ATP Oil & Gas Corp.	1,100	46,178
*	Atwood Oceanics, Inc.	1,800	87,786
	Baker Hughes, Inc.	5,850	504,855
	Barnwell Industries, Inc.	500	11,037
	Berry Petroleum Corp. Class A	1,200	74,520
	BJ Services Co.	5,700	208,905
*	Bolt Technology Corp.	300	3,633
*	Boots & Coots International Well Control, Inc.	2,000	3,340
*	Brigham Exploration Co.	2,650	20,405
*	Bristow Group, Inc.	500	18,005
	Cabot Oil & Gas Corp.	2,700	118,449
*	Callon Petroleum Co.	700	12,502
*	Cameron International Corp.	2,600	121,940
	CARBO Ceramics, Inc.	1,400	70,378
*	Carrizo Oil & Gas, Inc.	1,400	39,452
* #	Cheniere Energy, Inc.	1,300	50,609
	Chesapeake Energy Corp.	20,110	615,165
	Chevron Corp.	54,260	3,244,205
	Cimarex Energy Co.	5,940	240,926
	CKX Lands, Inc.	144	1,773
*	Clayton Williams Energy, Inc.	500	19,900
*	Comstock Resources, Inc.	3,110	88,137
	ConocoPhillips	40,103	2,538,119
	CONSOL Energy, Inc.	2,200	194,150
*	Contango Oil & Gas Co.	1,000	13,000
	Crosstex Energy, Inc.	500	45,135
*	Dawson Geophysical Co.	500	17,285
*	Delta Petroleum Corp.	2,981	51,273
*	Denbury Resources, Inc.	6,000	189,600

15

	Diamond Offshore Drilling, Inc.	3,100	265,794
*	Dresser-Rand Group, Inc.	4,700	113,552
*	Dril-Quip, Inc.	1,100	86,603
* #	Dune Energy, Inc.	2,100	7,245
*	Edge Petroleum Corp.	1,100	22,781
	El Paso Corp.	15,990	248,964
*	Encore Acquisition Co.	2,900	77,024
*	Endeavour International Corp.	2,700	7,344
* #	Energy Partners, Ltd.	2,800	59,360
	ENSCO International, Inc.	5,500	274,945
	EOG Resources, Inc.	3,400	223,244
	Exxon Mobil Corp.	106,470	6,485,088
* #	FMC Technologies, Inc.	3,200	213,568
*	Forest Oil Corp.	4,510	147,206
	Foundation Coal Holdings, Inc.	200	9,066
	Frontier Oil Corp.	2,500	140,000
*	FX Energy, Inc.	1,300	6,305
*	Gasco Energy, Inc.	3,800	16,986
*	Giant Industries, Inc.	1,100	69,520
*	GMX Resources, Inc.	331	12,115
*	Goodrich Petroleum Corp.	800	19,600
*	Grant Prideco, Inc.	3,200	153,728
*	Grey Wolf, Inc.	10,600	81,090
	Gulf Island Fabrication, Inc.	900	20,637
*	Gulfmark Offshore, Inc.	1,400	35,224
*	Gulfport Energy Corp.	1,000	13,320
#	Halliburton Co.	9,040	674,294
*	Hanover Compressor Co.	7,320	131,540
*	Harvest Natural Resources, Inc.	2,800	38,668
* #	Helix Energy Solutions Group, Inc.	4,300	152,478
	Helmerich & Payne, Inc.	3,200	210,432
	Hess Corp.	1,900	285,000
	Holly Corp.	1,182	98,614
*	Hornbeck Offshore Services, Inc.	2,100	74,340
*	Houston Exploration Co.	2,200	117,238
	Hugoton Royalty Trust	315	8,719
*	Hydril Co.	1,200	89,868
*	Infinity, Inc.	900	6,120
*	Input/Output, Inc.	6,116	59,081
*	KCS Energy, Inc.	1,600	45,088
	Kerr-McGee Corp.	5,400	576,990
* #	KFX, Inc.	2,800	39,480
	Kinder Morgan, Inc.	3,200	321,536
*	Lone Star Technologies, Inc.	2,300	111,550
	Lufkin Industries, Inc.	810	48,997
	Marathon Oil Corp.	8,910	668,695
*	Mariner Energy, Inc.	4,823	82,377
	Maritrans, Inc.	720	18,569
	MarkWest Hydrocarbon, Inc.	550	12,402
#	Massey Energy Co.	3,900	145,548
*	Matrix Service Co.	1,400	16,576
* #	Maverick Tube Corp.	2,100	101,220
* #	McMoran Exploration Co.	1,600	27,088
*	Meridian Resource Corp.	6,600	21,252
* #	Metretek Technologies, Inc.	500	7,145

16

*	Mitcham Industries, Inc.	500	7,370
#	Murphy Oil Corp.	10,050	529,936
*	NATCO Group, Inc. Class A	1,000	30,750
*	National-Oilwell, Inc.	7,650	505,359
*	Natural Gas Services Group	500	7,900
*	Newfield Exploration Co.	5,620	240,143
*	Newpark Resources, Inc.	6,800	39,984
#	Noble Energy, Inc.	9,550	415,043
*	NS Group, Inc.	1,300	64,896
	Occidental Petroleum Corp.	8,662	858,318
*	Oceaneering International, Inc.	1,500	112,500
* #	Oil States International, Inc.	2,710	94,145
*	OMNI Energy Services Corp.	600	3,780
	Overseas Shipholding Group, Inc.	2,910	149,428
	Panhandle Royalty Co.	400	8,100
*	Parallel Petroleum Corp.	1,200	29,016
*	Parker Drilling Co.	6,100	45,018
	Patterson-UTI Energy, Inc.	3,900	116,610
#	Peabody Energy Corp.	4,500	280,530
	Penn Virginia Corp.	1,070	72,653
*	Petrohawk Energy Corp.	5,610	65,805
*	Petroleum Development Corp.	800	29,152
*	PetroQuest Energy, Inc.	2,600	27,066
*	PHI, Inc.	200	6,665
*	PHI, Inc. Non-Voting	900	31,302
*	Pioneer Drilling Co.	1,100	15,587
#	Pioneer Natural Resources Co.	4,907	200,255
* #	Plains Exploration & Production Co.	3,100	110,670
	Pogo Producing Co.	4,210	189,703
* #	Pride International, Inc.	8,740	282,739
* #	Quicksilver Resources, Inc.	2,000	70,140
	Range Resources Corp.	7,300	189,070
*	Remington Oil & Gas Corp.	1,300	55,042
*	Rentech, Inc.	4,200	18,942
	Rowan Companies, Inc.	5,920	235,734
*	Royale Energy, Inc.	400	2,300
	RPC, Inc.	1,900	44,441
*	SEACOR Holdings, Inc.	1,800	146,700
#	Smith International, Inc.	5,300	217,088
*	Southwestern Energy Co.	3,680	118,864
	St. Mary Land & Exploration Co.	3,200	125,088
*	Stone Energy Corp.	1,500	74,775
*	SulphCo, Inc.	4,100	39,770
#	Sunoco, Inc.	3,100	212,629
*	Superior Energy Services, Inc.	4,400	144,760
*	Swift Energy Corp.	2,200	88,352
* #	Syntroleum Corp.	1,800	11,718
	Tesoro Petroleum Corp.	3,710	252,688
*	Teton Energy Corp.	500	3,215
*	TETRA Technologies, Inc.	3,200	93,024
*	TGC Industries, Inc.	515	5,866
#	The Williams Companies, Inc.	10,310	233,006
	Tidewater, Inc.	4,100	207,952
*	Todco Class A	200	8,834
*	Toreador Resources Corp.	600	17,100

17

* #	Transmeridian Exploration, Inc.	2,900	18,270
*	TransMontaigne, Inc.	1,100	12,650
*	Trico Marine Services, Inc.	1,100	35,530
* #	Tri-Valley Corp.	600	5,406
*	Unit Corp.	2,900	173,768
*	Universal Compression Holdings, Inc.	2,300	133,676
	USEC, Inc.	6,620	79,837
*	VAALCO Energy, Inc.	3,100	21,886
	Valero Energy Corp.	15,230	934,360
*	Veritas DGC, Inc.	2,300	108,629
	W&T Offshore, Inc.	200	7,674
*	Warren Resources, Inc.	100	1,249
	Western Gas Resources, Inc.	3,200	156,832
*	Westmoreland Coal Co.	344	9,938
*	W-H Energy Services, Inc.	1,700	95,778
*	Whiting Petroleum Corp.	2,800	105,980
*	Whittier Energy Corp.	1,100	8,162
	World Fuel Services Corp.	1,462	73,027
	XTO Energy, Inc.	5,300	218,466
Total Energy			32,355,188

Financials — (20.5%)
*	1st Constitution Bancorp	210	3,887
	1st Independence Financial Group, Inc.	200	3,550
	1st Source Corp.	1,610	45,933
#	21st Century Holding Co.	500	7,670
	21st Century Insurance Group	6,140	92,837
	A.G. Edwards, Inc.	4,400	235,840
	Abigail Adams National Bancorp, Inc.	189	2,655
	Access National Corp.	400	4,160
*	Accredited Home Lenders Holding Co.	1,600	83,104
*	ACE Cash Express, Inc.	1,100	29,271
	Advanta Corp. Class A	800	26,768
	Advanta Corp. Class B Non-Voting	1,500	54,900
*	Aether Holdings, Inc.	2,000	8,020
* #	Affiliated Managers Group, Inc.	1,900	171,380
	AFLAC, Inc.	11,900	556,920
	Alabama National Bancorporation	1,300	87,776
	Alfa Corp.	6,064	94,174
*	Allegheny Corp.	710	200,433
#	Alliance Financial Corp.	195	5,651
	Allstate Corp.	15,600	858,156
	AMBAC Financial Group, Inc.	5,710	457,656
	Amcore Financial, Inc.	1,900	57,285
	Ameriana Bancorp	200	2,722
*	American Bancorp of New Jersey, Inc.	1,100	12,551
#	American Capital Strategies, Ltd.	6,820	233,585
	American Equity Investment Life Holding Co.	4,250	55,462
#	American Express Co.	21,530	1,170,371
	American Financial Group, Inc.	5,643	237,909
*	American Independence Corp.	761	8,325
	American International Group, Inc.	63,040	3,832,832
	American National Bankshares, Inc.	500	11,370
	American National Insurance Co.	1,926	223,512
*	American Physicians Capital, Inc.	300	13,866

18

	American River Bankshares	505	13,807
	American West Bancorporation	1,000	23,320
*	AmeriCredit Corp.	9,300	270,072
	Ameriprise Financial, Inc.	13,152	601,967
	Ameris Bancorp	1,100	23,430
*	AmeriServe Financial, Inc.	1,936	9,680
	AmerUs Group Co.	2,800	162,792
	AmSouth Bancorporation	15,410	412,988
	Anchor Bancorp Wisconsin, Inc.	1,715	49,992
	AON Corp.	17,300	616,745
*	Argonaut Group, Inc.	2,400	73,824
	Arrow Financial Corp.	903	22,503
*	Asset Acceptance Capital Corp.	800	13,840
	Associated Banc-Corp	7,030	232,412
	Assurant, Inc.	7,030	343,626
	ASTA Funding, Inc.	700	25,592
	Astoria Financial Corp.	7,400	223,924
*	Atlantic American Corp.	1,632	4,716
	Atlantic Coast Federal Corp.	1,129	17,217
	Baldwin & Lyons, Inc. Class A	227	5,799
	Baldwin & Lyons, Inc. Class B	917	21,549
	BancFirst Corp.	1,200	53,700
	Bancorp Rhode Island, Inc.	300	11,283
	BancorpSouth, Inc.	5,700	148,314
*	Bancshares of Florida, Inc.	429	9,438
	Bank Mutual Corp.	4,720	54,894
	Bank of America Corp.	111,500	5,396,600
	Bank of Commerce Holdings	668	6,927
	Bank of Granite Corp.	1,100	21,032
	Bank of Hawaii Corp.	2,800	142,044
	Bank of New York Co., Inc.	13,300	441,959
	Bank of the Ozarks, Inc.	1,000	32,270
	BankAtlantic Bancorp, Inc. Class A	4,300	63,210
	BankUnited Financial Corp. Class A	2,800	86,856
	Banner Corp.	200	7,380
	Bar Harbor Bankshares	200	5,818
	BB&T Corp.	12,930	537,500
*	Beach First National Bancshares, Inc.	200	5,240
	Bear Stearns Companies, Inc.	2,900	387,875
	Berkley (W.R.) Corp.	10,300	354,011
	Berkshire Bancorp, Inc.	300	5,085
	Berkshire Hills Bancorp, Inc.	700	24,080
	Beverly Hills Bancorp, Inc.	1,834	17,221
*	BFC Financial Corp.	2,200	14,278
	Blackrock, Inc.	500	67,000
*	BNCCORP, Inc.	200	2,500
	BOK Financial Corp.	4,788	235,043
	Boston Private Financial Holdings, Inc.	2,700	81,000
	Bristol West Holdings, Inc.	2,110	35,617
	Brooke Corp.	600	7,134
	Brookline Bancorp, Inc.	4,717	67,547
	Brown & Brown, Inc.	3,500	106,645
*	Brunswick Bancorp	200	2,454
	Bryn Mawr Bank Corp.	700	15,470
	BWC Financial Corp.	208	8,387

19

	C&F Financial Corp.	200	7,998
	California First National Bancorp	1,006	14,788
	Camco Financial Corp.	700	9,856
	Camden National Corp.	600	23,442
	Capital Bank Corp.	1,000	16,450
	Capital City Bank Group, Inc.	1,184	39,096
	Capital Corp. of the West	600	19,878
*	Capital Crossing Bank	300	6,810
#	Capital One Financial Corp.	7,230	598,427
	Capital Southwest Corp.	275	27,222
	Capital Title Group, Inc.	1,300	9,737
	Capitol Bancorp, Ltd.	1,200	49,152
	Capitol Federal Financial	4,000	130,280
	Cardinal Financial Corp.	2,000	24,320
	Carrollton Bancorp	200	3,630
	Carver Bancorp, Inc.	200	3,340
	Cash America International, Inc.	2,200	67,694
*	Cash Systems, Inc.	700	4,767
	Cathay General Bancorp	3,600	129,204
	Center Bancorp, Inc.	1,100	14,498
	Center Financial Corp.	1,000	23,330
	Centerstate Banks of Florida, Inc.	1,000	20,100
	Central Bancorp, Inc.	62	2,046
	Central Pacific Financial Corp.	2,265	81,472
	Central Virginia Bankshares, Inc.	210	5,836
*	Centrue Financial Corp.	200	4,841
	Century Bancorp, Inc. Class A	100	2,690
*	Ceres Group, Inc.	1,300	7,787
	CFS Bancorp, Inc.	900	13,302
	Charter Financial Corp.	1,132	42,891
	Chemical Financial Corp.	1,900	55,499
	Chittenden Corp.	3,610	97,650
	Chubb Corp.	10,020	506,311
	Cincinnati Financial Corp.	9,330	427,687
	CIT Group, Inc.	10,740	552,036
	Citigroup, Inc.	121,420	5,986,006
	Citizens Banking Corp.	2,000	53,280
	Citizens First Bancorp, Inc.	634	17,435
	Citizens Holding Co.	500	11,562
	Citizens South Banking Corp.	600	7,446
*	Citizens, Inc.	3,070	16,210
	City Holding Co.	1,400	50,624
	City National Corp.	3,600	261,828
	Clark, Inc.	300	3,960
	Clifton Savings Bancorp, Inc.	2,540	26,873
*	CNA Financial Corp.	13,750	447,975
*	CNA Surety Corp.	3,343	57,399
	CNB Financial Corp.	700	9,744
	CoBiz, Inc.	1,200	25,044
	Codorus Valley Bancorp, Inc.	210	3,958
	Cohen & Steers, Inc.	1,600	39,328
*	Colonial Bankshares, Inc.	300	3,645
#	Colony Bankcorp, Inc.	300	5,394
	Columbia Bancorp	530	12,762
	Columbia Banking System, Inc.	1,200	40,320

20

	Comerica, Inc.	8,600	470,850
	Comm Bancorp, Inc.	200	8,186
	Commerce Bancorp, Inc.	5,650	221,988
	Commerce Bancshares, Inc.	4,855	251,052
	Commerce Group, Inc.	2,500	141,875
	Commercial Bancshares, Inc.	500	17,590
	Commercial Capital Bancorp, Inc.	200	3,140
	Commercial National Financial Corp.	300	5,865
	Commonwealth Bankshares, Inc.	400	11,728
	Community Bancorp, Inc.	500	20,940
	Community Bank System, Inc.	2,310	44,791
	Community Banks, Inc.	1,875	48,281
	Community Bankshares, Inc.	300	4,762
	Community Capital Corp.	300	6,423
	Community Central Bank Corp.	94	1,091
	Community Trust Bancorp, Inc.	1,200	40,836
	Community West Bancshares	500	7,805
	Compass Bancshares, Inc.	4,030	224,269
*	CompuCredit Corp.	2,900	110,954
*	Conseco, Inc.	10,900	262,581
*	Consumer Portfolio Services, Inc.	1,700	12,733
	Cooperative Bankshares, Inc.	300	7,500
#	Corus Bankshares, Inc.	3,800	107,350
	Countrywide Financial Corp.	14,600	558,888
*	Cowlitz Bancorporation	473	7,000
	Crawford & Co. Class A	1,600	9,440
	Crawford & Co. Class B	1,230	7,491
	Cullen Frost Bankers, Inc.	3,100	175,770
	CVB Financial Corp.	4,275	69,255
*	Dearborn Bancorp, Inc.	384	8,697
	Delphi Financial Group, Inc. Class A	2,210	116,843
	Delta Financial Corp.	1,700	15,980
	Desert Community Bank	400	7,320
	Dime Community Bancshares	2,800	39,592
	Donegal Group, Inc. Class A	1,500	26,505
	Donegal Group, Inc. Class B	466	7,852
	Downey Financial Corp.	2,000	136,200
* #	E*TRADE Financial Corp.	13,130	318,665
	East West Bancorp, Inc.	3,400	135,830
	Eaton Vance Corp.	4,600	121,992
	EMC Insurance Group, Inc.	900	28,692
*	Empire Financial Holding Co.	700	2,254
*	Encore Capital Group, Inc.	1,000	9,160
	Enterprise Financial Services Corp.	700	18,088
	Erie Indemnity Co.	3,400	172,040
	ESB Financial Corp.	973	11,695
	Evans Bancorp, Inc.	200	4,504
	Exchange National Bancshares, Inc.	338	9,657
*	EZCORP, Inc. Class A Non-Voting	800	25,848
	F.N.B. Corp.	4,400	70,972
	Fannie Mae	23,310	1,159,672
	FBL Financial Group, Inc. Class A	2,100	75,138
	Federal Agriculture Mortgage Corporation	700	17,535
	Federal Trust Corp.	736	8,580
#	Federated Investors, Inc.	3,800	122,056

21

	Fidelity Bancorp, Inc.	200	3,857
	Fidelity Bankshares, Inc.	1,400	45,374
	Fidelity National Financial, Inc.	9,350	387,931
#	Fidelity National Title Group, Inc.	455	9,937
	Fidelity Southern Corp.	800	14,024
	Fifth Third Bancorp	13,300	505,400
	Financial Federal Corp.	2,060	57,618
	Financial Institutions, Inc.	800	15,152
*	First Acceptance Corp.	3,600	44,568
	First Albany Companies, Inc.	1,100	4,609
	First American Corp.	5,200	218,244
	First Bancorp	1,124	23,615
	First Bancorp of Indiana, Inc.	96	1,896
	First Bancshares, Inc.	200	3,350
	First Busey Corp.	1,600	32,704
*	First Cash Financial Services, Inc.	1,900	40,774
	First Charter Corp.	2,400	57,456
	First Citizens BancShares, Inc.	600	113,286
	First Commonwealth Financial Corp.	5,310	69,561
	First Community Bancorp	1,515	87,961
	First Community Bancshares, Inc.	800	25,520
	First Defiance Financial Corp.	500	13,540
	First Federal Bancshares of Arkansas, Inc.	500	11,905
	First Federal Bankshares, Inc.	300	6,660
	First Federal of Northern Michigan Bancorp, Inc.	300	2,955
	First Financial Bancorp	2,100	34,083
	First Financial Bankshares, Inc.	1,500	52,425
	First Financial Corp.	1,000	30,590
	First Financial Holdings, Inc.	1,000	31,070
	First Financial Service Corp.	411	12,334
	First Franklin Corp.	197	3,126
	First Horizon National Corp.	6,557	262,018
	First Indiana Corp.	1,375	36,052
	First Keystone Financial, Inc.	170	3,327
	First M&F Corp.	600	11,811
#	First Marblehead Corp.	3,500	158,795
*	First Mariner Bancorp, Inc.	500	9,625
	First Merchants Corp.	1,400	33,194
	First Midwest Bancorp, Inc.	2,700	94,932
	First Mutual Bancshares, Inc.	500	13,055
	First National Lincoln Corp.	567	9,424
	First Niagara Financial Group, Inc.	8,440	118,920
	First Oak Brook Bancshares, Inc.	602	22,087
	First PacTrust Bancorp, Inc.	450	13,032
	First Place Financial Corp.	1,200	27,420
*	First Regional Bancorp	200	17,070
	First Republic Bank	2,100	88,242
#	First South Bancorp, Inc.	450	13,185
	First State Bancorporation	1,000	23,360
	First United Corp.	474	10,134
	First West Virginia Bancorp, Inc.	200	3,810
	Firstbank Corp.	505	11,893
	FirstBank NW Corp.	400	8,304
*	FirstCity Financial Corp.	952	10,824
*	FirstFed Financial Corp.	1,300	75,192

22

	FirstMerit Corp.	3,600	82,836
	Flag Financial Corp.	1,245	26,245
	Flagstar Bancorp, Inc.	4,700	75,858
	Flushing Financial Corp.	1,500	24,960
	FMS Financial Corp.	450	8,361
	FNB Corp. VA	500	16,950
	FNB Financial Services Corp.	600	8,970
	FNB United Corp.	500	9,315
*	FPIC Insurance Group, Inc.	400	15,028
*	Franklin Bank Corp.	1,800	35,820
	Franklin Resources, Inc.	4,500	404,775
	Freddie Mac	16,670	1,000,867
	Fremont General Corp.	5,830	117,941
	Frontier Financial Corp.	1,800	61,524
	Fulton Financial Corp.	11,760	184,279
#	Gallagher (Arthur J.) & Co.	5,200	138,216
	GAMCO Investors, Inc.	250	8,852
	Gateway Financial Holdings, Inc.	663	10,409
	GB&T Bancshares, Inc.	1,100	23,727
	Genworth Financial, Inc.	800	26,792
	German American Bancorp, Inc.	800	10,600
	Glacier Bancorp, Inc.	1,900	55,594
	Golden West Financial Corp.	6,510	475,881
	Gouverneur Bancorp, Inc.	200	2,675
	Great American Financial Resources, Inc.	3,537	69,184
*	Great Lakes Bancorp, Inc.	544	9,602
	Great Pee Dee Bancorp, Inc.	62	955
	Great Southern Bancorp, Inc.	1,000	26,500
*	Greater Atlantic Financial Corp.	297	1,619
	Greater Bay Bancorp	3,800	113,278
	Greater Community Bancorp	694	10,618
	Greene County Bancshares, Inc.	900	27,063
#	Greenhill & Co., Inc.	1,000	59,400
*	Greenville First Bancshares, Inc.	305	6,347
	Guaranty Federal Bancshares, Inc.	200	5,740
	Habersham Bancorp	200	4,760
	Hancock Holding Co.	1,900	102,486
	Hanmi Financial Corp.	3,710	71,121
	Hanover Insurance Group, Inc.	3,810	180,403
	Harbor Florida Bancshares, Inc.	1,300	47,788
	Harleysville Group, Inc.	2,300	63,687
	Harleysville National Corp.	2,100	42,021
	Harleysville Savings Financial Corp.	400	7,008
	Harrington West Financial Group, Inc.	500	8,075
	Hartford Financial Services Group, Inc.	7,230	635,806
	HCC Insurance Holdings, Inc.	8,000	245,520
	Heartland Financial USA, Inc.	1,300	32,695
	Heritage Commerce Corp.	1,000	24,050
	Heritage Financial Corp.	601	15,025
	HF Financial Corp.	420	7,360
	Hilb Rogal Hamilton Co.	2,700	105,057
	Hingham Institution for Savings	200	7,542
	HMN Financial, Inc.	300	10,125
	Home Federal Bancorp	229	6,357
	HopFed Bancorp, Inc.	234	3,861

23

	Horace Mann Educators Corp.	2,600	43,550
	Horizon Financial Corp.	800	19,576
	Hudson City Bancorp, Inc.	31,230	427,539
	Huntington Bancshares, Inc.	13,160	309,523
	IBERIABANK Corp.	700	42,623
	IBT Bancorp, Inc.	200	7,950
	Independence Community Bank Corp.	900	37,782
	Independence Holding Co.	1,300	28,665
	Independent Bank Corp. MA	1,200	38,196
	Independent Bank Corp. MI	1,673	45,087
	IndyMac Bancorp, Inc.	4,700	215,730
	Infinity Property & Casualty Corp.	1,600	68,192
	Integra Bank Corp.	1,300	29,341
	Interchange Financial Services Corp.	1,200	26,976
	International Bancshares Corp.	4,800	136,800
*	Intervest Bancshares Corp.	600	24,144
*	Investment Technology Group, Inc.	2,500	118,250
#	Investors Financial Services Corp.	3,600	157,464
	Investors Title Co.	200	8,898
	Irwin Financial Corp.	1,800	37,080
	ITLA Capital Corp.	300	14,955
	Janus Capital Group, Inc.	11,383	205,008
	Jefferies Group, Inc.	5,600	163,744
	Jefferson Bancshares, Inc.	500	6,510
	JPMorgan Chase & Co.	84,250	3,592,420
	Kearny Financial Corp.	200	2,740
	KeyCorp	9,620	343,626
	K-Fed Bancorp	1,158	16,212
*	KMG America Corp.	100	853
	KNBT Bancorp, Inc.	2,245	36,593
*	Knight Capital Group, Inc.	5,000	77,100
* #	LaBranche & Co., Inc.	800	10,352
	Lakeland Bancorp, Inc.	1,800	25,146
	Lakeland Financial Corp.	1,000	22,740
	LandAmerica Financial Group, Inc.	1,100	73,612
	Landmark Bancorp, Inc.	227	6,208
	Leesport Financial Corp.	525	12,017
*	Legacy Bancorp, Inc.	900	13,500
	Legg Mason, Inc.	3,100	297,383
	Lehman Brothers Holdings, Inc.	12,940	861,933
#	Leucadia National Corp.	5,730	366,949
	Lincoln Bancorp	500	9,125
	Lincoln National Corp.	9,168	515,058
	LNB Bancorp, Inc.	558	10,262
	Loews Corp.	12,030	408,779
	LSB Bancshares, Inc.	597	10,743
	LSB Corp.	400	6,680
	LSB Financial Corp.	200	5,523
	M&T Bank Corp.	2,800	322,280
	Macatawa Bank Corp.	735	23,740
	MAF Bancorp, Inc.	2,610	112,987
	Main Street Banks, Inc.	500	13,740
	MainSource Financial Group, Inc.	1,300	22,100
*	Markel Corp.	600	202,650
* #	MarketAxess Holdings, Inc.	100	1,095

24

*	Marlin Business Services, Inc.	800	16,912
	Marsh & McLennan Companies, Inc.	9,400	263,482
	Marshall & Ilsley Corp.	13,413	608,145
	MASSBANK Corp.	350	11,511
	Mayflower Co-Op Bank Middleboro	18	236
	MB Financial, Inc.	1,300	46,878
	MBIA, Inc.	7,220	412,479
	MBT Financial Corp.	800	13,056
	MCG Capital Corp.	2,000	31,460
*	Meadowbrook Insurance Group, Inc.	800	6,064
	Medallion Financial Corp.	1,600	20,848
	Mellon Financial Corp.	6,300	227,934
	Mercantile Bancorp, Inc.	200	12,820
	Mercantile Bank Corp.	315	12,663
	Mercantile Bankshares Corp.	6,480	232,956
*	Mercer Insurance Group, Inc.	535	9,999
	Merchants Bancshares, Inc.	500	12,162
	Merchants Group, Inc.	200	5,900
	Mercury General Corp.	2,700	151,065
	Merrill Lynch & Co., Inc.	22,550	1,632,845
	Merrill Merchants Bancshares, Inc.	206	4,925
	Meta Financial Group, Inc.	100	2,250
	MetLife, Inc.	18,390	946,533
	MetroCorp Bancshares, Inc.	598	18,299
	MFB Corp.	200	5,866
	MGIC Investment Corp.	4,710	310,248
	MicroFinancial, Inc.	1,200	4,176
	Mid Penn Bancorp, Inc.	210	5,281
	Midland Co.	1,531	60,781
	MidSouth Bancorp, Inc.	250	7,005
	Mid-State Bancshares	1,700	44,948
	Midwest Banc Holdings, Inc.	1,700	37,893
	MidWestOne Financial Group, Inc.	400	7,700
	Monroe Bancorp	454	7,128
	Moody’s Corp.	5,120	267,776
	Morgan Stanley	25,760	1,535,811
	Municipal Mortgage & Equity, L.L.C.	2,427	66,573
	MutualFirst Financial, Inc.	300	6,066
*	Nasdaq Stock Market, Inc.	2,724	82,919
	National City Corp.	14,570	537,342
#	National Financial Partners Corp.	2,800	125,580
	National Penn Bancshares, Inc.	3,525	67,116
	National Security Group, Inc.	200	3,300
	National Western Life Insurance Co. Class A	300	67,794
	Nationwide Financial Services, Inc.	3,010	130,333
*	Navigators Group, Inc.	1,200	49,464
	NBC Capital Corp.	600	12,060
	NBT Bancorp, Inc.	2,700	59,535
* #	Nelnet, Inc. Class A	2,200	82,214
	NetBank, Inc.	2,100	13,251
	New Hampshire Thrift Bancshares, Inc.	400	6,400
	New York Community Bancorp, Inc.	16,000	266,560
	NewAlliance Bancshares, Inc.	8,350	117,484
	NewMil Bancorp, Inc.	200	7,868
*	Newtek Business Services, Inc.	2,400	4,488

25

	North Bay Bancorp	342	9,864
	North Central Bancshares, Inc.	200	7,891
	North Fork Bancorporation, Inc.	12,450	366,901
	North Valley Bancorp	550	9,350
	Northeast Bancorp	200	4,220
*	Northern Empire Bancshares	900	20,601
	Northern Trust Corp.	6,350	355,092
	Northrim BanCorp, Inc.	500	12,570
	Northway Financial, Inc.	200	7,480
	Northwest Bancorp, Inc.	3,843	96,229
	Norwood Financial Corp.	248	7,911
	Nuveen Investments	2,700	121,257
	NYMAGIC, Inc.	700	22,225
* #	NYSE Group, Inc.	3,700	221,260
	Oak Hill Financial, Inc.	500	13,835
	OceanFirst Financial Corp.	1,000	21,780
*	Ocwen Financial Corp.	4,533	51,404
#	Odyssey Re Holdings Corp.	3,930	96,206
	Ohio Casualty Corp.	4,600	137,402
	Ohio Valley Banc Corp.	400	10,088
	Old National Bancorp	4,510	86,502
	Old Republic International Corp.	12,325	263,385
	Old Second Bancorp, Inc.	800	24,096
	Omega Financial Corp.	1,000	31,990
	optionsXpress Holding, Inc.	400	11,524
	PAB Bankshares, Inc.	800	15,552
	Pacific Capital Bancorp	2,400	82,512
	Pacific Continental Corp.	864	14,481
*	Pacific Mercantile Bancorp	800	14,600
*	Pacific Premier Bancorp, Inc.	300	3,450
	Pamrapo Bancorp, Inc.	500	10,000
	Park National Corp.	1,000	94,950
	Parkvale Financial Corp.	499	14,321
	Partners Trust Financial Group, Inc.	3,829	43,689
	Peapack-Gladstone Financial Corp.	500	12,170
*	Penn Treaty American Corp.	2,000	16,240
	Pennfed Financial Services, Inc.	1,100	20,207
	Penns Woods Bancorp, Inc.	200	7,668
*	Pennsylvania Commerce Bancorp, Inc.	436	12,021
	Peoples Bancorp of North Carolina	200	5,970
	Peoples Bancorp, Inc. IN	200	4,077
	Peoples Bancorp, Inc. OH	900	25,632
	Peoples Bank CT	3,400	111,928
	Peoples Community Bancorp	400	7,960
	PFF Bancorp, Inc.	1,900	64,600
*	Philadelphia Consolidated Holding Corp.	3,900	129,285
*	Pico Holdings, Inc.	900	30,600
	Pinnacle Bancshares, Inc.	200	2,813
*	Pinnacle Financial Partners, Inc.	595	16,743
*	Piper Jaffray Companies, Inc.	200	12,658
*	PMA Capital Corp. Class A	2,500	25,875
	PMI Group, Inc.	4,810	218,855
#	PNC Financial Services Group, Inc.	7,010	483,059
	Pocahontas Bancorp, Inc.	400	5,070
*	Portfolio Recovery Associates, Inc.	800	39,416

26

*	Premier Financial Bancorp, Inc.	500	7,630
	Presidential Life Corp.	700	17,507
	Princeton National Bancorp, Inc.	200	6,722
	Principal Financial Group, Inc.	6,620	361,783
	PrivateBancorp, Inc.	1,200	52,896
*	ProAssurance Corp.	2,400	113,304
	ProCentury Corp.	1,020	13,066
	Progressive Corp.	12,000	328,200
	Prosperity Bancshares, Inc.	2,471	79,789
	Protective Life Corp.	5,000	221,600
	Providence Community Bancshares, Inc.	200	3,511
	Provident Bankshares Corp.	2,510	88,553
	Provident Financial Holdings, Inc.	500	13,935
	Provident Financial Services, Inc.	5,120	94,003
	Provident New York Bancorp	3,200	41,344
	Prudential Financial, Inc.	11,950	909,992
*	PSB Bancorp, Inc.	300	3,612
	PSB Holdings, Inc.	500	5,450
	Pulaski Financial Corp.	399	6,635
	Radian Group, Inc.	4,510	275,651
	Rainier Pacific Financial Group, Inc.	500	8,780
	Raymond James Financial, Inc.	7,600	222,756
	Regions Financial Corp.	11,050	374,042
	Reinsurance Group of America, Inc.	4,400	208,780
	Renasant Corp.	700	26,481
	Republic Bancorp, Inc.	4,340	47,176
	Republic Bancorp, Inc. Class A	1,340	27,430
*	Republic First Bancorp, Inc.	660	8,943
	Resource America, Inc.	1,258	23,273
*	Rewards Network, Inc.	2,255	18,942
	Riverview Bancorp, Inc.	500	12,190
	RLI Corp.	2,000	94,600
	Rome Bancorp, Inc.	700	9,030
	Royal Bancshares of Pennsylvania, Inc. Class A	906	20,611
*	RTW, Inc.	100	1,111
	Rurban Financial Corp.	449	5,276
	S&T Bancorp, Inc.	2,000	68,280
	S.Y. Bancorp, Inc.	525	13,566
	SAFECO Corp.	4,820	266,883
	Salisbury Bancorp, Inc.	200	7,750
	Sanders Morris Harris Group, Inc.	1,504	23,237
	Sandy Spring Bancorp, Inc.	1,100	38,643
	SCBT Financial Corp.	800	27,032
	Schwab (Charles) Corp.	22,420	373,517
*	SCPIE Holdings, Inc.	870	20,436
*	Seabright Insurance Holdings	22	348
	Seacoast Banking Corp. of Florida	861	24,272
	Security Bank Corp.	1,100	24,354
*	Security National Financial Corp. Class A	700	3,220
	SEI Investments Co.	2,400	108,936
	Selective Insurance Group, Inc.	2,100	114,450
	Shore Financial Corp.	100	1,697
*	Siebert Financial Corp.	1,720	4,644
	Sierra Bancorp	500	13,045
	Simmons First National Corp. Class A	900	23,760

27

	Sky Financial Group, Inc.	4,800	118,080
	SLM Corp.	7,030	377,933
	Sound Federal Bancorp, Inc.	600	12,408
	South Financial Group, Inc.	4,700	130,425
*	Southcoast Financial Corp.	492	10,775
	Southern Community Financial Corp.	1,305	12,698
	Southside Bancshares, Inc.	1,040	20,342
	Southwest Bancorp, Inc.	1,100	26,411
	Southwest Georgia Financial Corp.	300	6,645
	Sovereign Bancorp, Inc.	4,200	93,660
	StanCorp Financial Group, Inc.	3,900	190,398
	State Auto Financial Corp.	3,100	100,750
	State Bancorp, Inc.	600	9,696
	State Street Corp.	5,731	355,895
	Sterling Bancorp	1,420	26,199
	Sterling Bancshares, Inc.	3,310	56,568
	Sterling Financial Corp.	2,710	81,408
	Sterling Financial Corp. (PA)	2,000	42,580
	Stewart Information Services Corp.	1,100	41,811
*	Stifel Financial Corp.	500	18,560
	Student Loan Corp.	900	167,364
	Suffolk Bancorp	500	15,325
	Summit Bancshares, Inc.	700	14,147
	Summit Bank Corp.	400	6,100
* #	Sun American Bancorp	1,416	7,576
*	Sun Bancorp, Inc.	945	16,018
	SunTrust Banks, Inc.	8,830	668,519
*	Superior Bancorp	1,700	19,499
	Susquehanna Bancshares, Inc.	3,500	79,940
	Sussex Bancorp	200	2,910
*	SVB Financial Group	1,800	86,796
	SWS Group, Inc.	200	4,646
	Synergy Financial Group, Inc.	900	13,203
	Synovus Financial Corp.	9,900	260,469
	T. Rowe Price Group, Inc.	3,330	263,403
	Taylor Capital Group, Inc.	800	32,904
	TCF Financial Corp.	7,300	194,910
	TD Banknorth, Inc.	12,287	351,900
	Team Financial, Inc.	200	2,885
	Teche Holding Co.	100	4,355
*	Temecula Valley Bancorp, Inc.	500	10,775
	Texas Regional Bancshares, Inc. Class A	4,170	131,730
	Texas United Bancshares, Inc.	834	20,016
	TF Financial Corp.	200	5,758
*	The Bancorp, Inc.	1,000	22,960
	The Colonial BancGroup, Inc.	8,340	222,344
*	The Enstar Group, Inc.	500	41,210
	The Goldman Sachs Group, Inc.	7,400	1,117,030
	The Phoenix Companies, Inc.	1,300	18,434
	The Savannah Bancorp, Inc.	300	11,175
	The St. Paul Travelers Companies, Inc.	16,580	729,852
	The Wilber Corp.	337	3,673
	TIB Financial Corp.	400	12,760
	TierOne Corp.	1,300	42,640
	Timberland Bancorp, Inc.	300	9,240

28

	Tompkins County Trustco, Inc.	750	30,720
	Torchmark Corp.	5,510	324,429
	Tower Financial Corp.	226	4,318
	Tower Group, Inc.	100	3,101
*	Tradestation Group, Inc.	1,500	20,865
	Transatlantic Holdings, Inc.	4,700	270,250
*	Triad Guaranty, Inc.	1,000	54,130
	Trico Bancshares	800	21,672
#	TrustCo Bank Corp. NY	4,000	43,960
	Trustmark Corp.	4,210	126,342
	U.S. Bancorp	30,600	944,622
#	UCBH Holdings, Inc.	4,800	84,864
	UMB Financial Corp.	3,400	109,548
	Umpqua Holdings Corp.	3,310	87,185
*	Unico American Corp.	100	1,175
	Union Bankshares Corp.	700	27,629
	Union Bankshares, Inc.	300	6,360
	UnionBanCal Corp.	7,540	510,081
	UnionBancorp, Inc.	200	4,030
	United Bancshares, Inc.	200	3,104
	United Bankshares, Inc.	3,200	112,864
	United Community Banks, Inc.	2,600	77,402
	United Community Financial Corp.	2,309	26,577
	United Financial Corp.	100	2,197
	United Fire & Casualty Co.	1,200	37,620
*	United PanAm Financial Corp.	1,000	28,160
#	United Security Bancshares	736	16,670
	Unitrin, Inc.	4,900	219,569
	Unity Bancorp, Inc.	548	9,913
*	Universal American Financial Corp.	4,300	60,157
	Univest Corporation of Pennsylvania	300	7,869
	UnumProvident Corp.	15,860	284,846
	USB Holding Co., Inc.	1,700	39,440
	Vail Banks, Inc.	499	8,009
*	Valley Bancorp	200	7,832
	Valley National Bancorp	6,460	158,335
	Vineyard National Bancorp Co.	500	12,840
*	Virginia Commerce Bancorp, Inc.	1,050	27,027
	Virginia Financial Group, Inc.	500	19,580
	Wachovia Corp.	38,870	2,079,545
	Waddell & Reed Financial, Inc.	2,900	64,612
	Wainwright Bank & Trust Co.	630	6,993
	Washington Banking Co.	581	11,039
	Washington Federal, Inc.	6,300	144,522
	Washington Mutual, Inc.	23,300	1,069,703
*	Washington Savings Bank, FSB	486	4,180
	Washington Trust Bancorp, Inc.	865	22,455
	Wayne Savings Bancshares, Inc.	200	3,022
	Webster Financial Corp.	3,810	184,747
	Wells Fargo & Co.	27,700	1,838,449
	Wesbanco, Inc.	1,500	45,090
	Wesco Financial Corp.	500	199,300
	West Bancorporation	1,000	16,810
	West Coast Bancorp	900	24,471
	Westamerica Bancorporation	1,800	87,372

29

	Westbank Corp.	250	4,087
	Western Sierra Bancorp	335	14,187
	Westfield Financial, Inc.	900	21,591
	Westwood Holdings Group, Inc.	100	1,850
	Whitney Holding Corp.	4,800	173,472
	Willow Grove Bancorp, Inc.	1,300	21,775
	Wilmington Trust Corp.	3,800	162,298
	Wilshire Bancorp, Inc.	1,673	29,595
	Wintrust Financial Corp.	1,700	87,261
*	World Acceptance Corp.	1,200	38,604
	WVS Financial Corp.	100	1,702
	Yardville National Bancorp	700	25,767
	Zenith National Insurance Corp.	2,750	110,000
	Zions Bancorporation	5,610	454,578
Total Financials			87,927,885

Health Care — (10.3%)
*	Abaxis, Inc.	700	11,956
	Abbott Laboratories	26,800	1,144,360
*	Abiomed, Inc.	1,341	17,969
*	Abraxis Bioscience, Inc.	3,600	103,104
*	Acacia Research-CombiMatrix	2,300	4,324
*	Acadia Pharmaceuticals, Inc.	1,000	10,360
*	Accelrys, Inc.	400	2,868
*	Acusphere, Inc.	1,800	9,972
*	Adolor Corp.	1,700	39,729
*	Advanced Magnetics, Inc.	300	7,833
* #	Advanced Medical Optics, Inc.	3,800	172,216
*	Advancis Pharmaceutical Corp.	1,700	5,525
*	ADVENTRX Pharmaceuticals, Inc.	3,900	16,926
	Aetna, Inc.	13,740	528,440
*	Affymetrix, Inc.	1,500	41,265
*	Air Methods Corp.	600	13,470
*	Akorn, Inc.	2,400	9,624
*	Albany Molecular Research, Inc.	1,500	15,465
*	Alexion Pharmaceuticals, Inc.	1,100	35,761
* #	Align Technology, Inc.	3,500	25,865
* #	Alkermes, Inc.	3,200	63,424
#	Allergan, Inc.	2,600	246,532
*	Alliance Imaging, Inc.	300	1,740
*	Allied Healthcare International, Inc.	2,700	10,314
*	Allied Healthcare Products, Inc.	500	3,025
*	Allos Therapeutics, Inc.	3,000	9,600
*	Allscripts Healthcare Solutions, Inc.	1,800	31,392
*	Alnylam Pharmaceuticals, Inc.	1,100	16,269
	Alpharma, Inc. Class A	3,310	77,520
*	Amedisys, Inc.	500	17,875
*	American Dental Partners, Inc.	650	9,009
*	American Medical Systems Holdings, Inc.	3,900	77,103
*	American Retirement Corp.	1,200	38,652
	American Shared Hospital Services	300	1,920
*	AMERIGROUP Corp.	3,900	111,930
	AmerisourceBergen Corp.	11,260	490,823
*	Amgen, Inc.	13,100	885,429
*	AMICAS, Inc.	4,050	14,418

30

*	AMN Healthcare Services, Inc.	2,200	43,296
*	Amsurg Corp.	2,300	55,407
* #	Amylin Pharmaceuticals, Inc.	2,900	131,805
	Analogic Corp.	1,100	62,843
*	Andrx Corp.	3,600	84,096
*	Anika Therapeutics, Inc.	700	7,364
*	Antigenics, Inc.	600	1,428
*	AP Pharma, Inc.	229	398
#	Applera Corp. - Applied Biosystems Group	4,400	130,240
*	Applera Corp. - Celera Genomics Group	5,610	62,832
*	Apria Healthcare Group, Inc.	1,000	19,200
*	Aradigm Corp.	500	755
*	Arena Pharmaceuticals, Inc.	1,600	21,824
*	Ariad Pharmaceuticals, Inc.	2,200	11,286
*	Arqule, Inc.	1,773	9,574
*	Array BioPharma, Inc.	2,400	17,664
	Arrow International, Inc.	2,400	77,376
*	Arthrocare Corp.	1,500	63,360
*	Aspect Medical Systems, Inc.	500	9,810
* #	AtheroGenics, Inc.	2,100	27,909
	Atrion Corp.	200	14,400
*	ATS Medical, Inc.	2,600	7,358
*	AVANIR Pharmaceuticals Class A	900	8,811
*	Avant Immunotherapeutics, Inc.	2,270	3,791
* #	AVI BioPharma, Inc.	3,200	14,560
*	Avigen, Inc.	1,900	10,659
#	Bard (C.R.), Inc.	2,500	185,025
*	Barr Laboratories, Inc.	2,600	137,020
*	Barrier Therapeutics, Inc.	2,000	11,840
	Bausch & Lomb, Inc.	1,700	83,555
	Baxter International, Inc.	11,310	426,387
	Beckman Coulter, Inc.	4,500	248,850
	Becton Dickinson & Co.	4,400	265,892
*	Bentley Pharmaceuticals, Inc.	1,200	14,148
*	Bioanalytical Systems, Inc.	400	2,500
* #	BioCryst Pharmaceuticals, Inc.	1,000	13,250
*	Bioenvision, Inc.	2,500	14,450
*	Biogen Idec, Inc.	8,350	389,361
*	Bio-Imaging Technologies, Inc.	500	1,945
#	BioLase Technology, Inc.	700	5,208
* #	BioMarin Pharmaceutical, Inc.	4,700	61,053
	Biomet, Inc.	5,800	204,218
*	Bio-Rad Laboratories, Inc. Class A	1,400	92,988
*	Bio-Rad Laboratories, Inc. Class B	388	26,015
*	Bio-Reference Laboratories, Inc.	700	13,111
*	BioSante Pharmaceuticals, Inc.	600	1,950
*	BioScrip, Inc.	2,900	16,095
*	Biosite, Inc.	1,000	44,990
*	BioSphere Medical, Inc.	700	3,955
*	Bioveris Corp.	924	6,145
*	Boston Scientific Corp.	7,300	150,964
*	Bovie Medical Corp.	900	3,573
* #	Bradley Pharmaceuticals, Inc.	1,310	16,951
	Bristol-Myers Squibb Co.	34,200	839,610
*	Bruker BioSciences Corp.	6,867	39,760

31

*	BSD Medical Corp.	700	4,074
*	Caliper Life Sciences, Inc.	1,600	8,224
	Cambrex Corp.	1,200	24,240
*	Candela Corp.	1,300	22,386
*	Cantel Medical Corp.	1,000	13,810
*	Capital Senior Living Corp.	600	6,600
*	Caraco Pharmaceutical Laboratories, Ltd.	1,000	10,730
	Cardinal Health, Inc.	6,930	463,686
*	Cardiotech International, Inc.	1,800	4,248
*	Caremark Rx, Inc.	10,840	519,995
*	Celgene Corp.	6,100	252,845
* #	Cell Genesys, Inc.	2,800	17,332
* #	Cell Therapeutics, Inc.	800	1,128
*	Celsion Corp.	400	1,440
*	Centene Corp.	2,500	65,125
*	Cephalon, Inc.	3,400	203,048
*	Cepheid, Inc.	1,800	17,424
* #	Cerner Corp.	4,400	167,112
*	Cerus Corp.	1,000	8,250
*	Chad Therapeutics, Inc.	800	2,104
*	Charles River Laboratories International, Inc.	5,133	205,525
	Chemed Corp.	1,400	75,390
*	Cholestech Corp.	1,200	16,440
	Cigna Corp.	6,500	602,810
	CNS, Inc.	400	9,124
*	Collagenex Pharmaceuticals, Inc.	600	7,464
*	Columbia Laboratories, Inc.	2,800	10,556
*	Community Health Systems, Inc.	7,100	267,670
	Computer Programs & Systems, Inc.	300	12,054
*	Conceptus, Inc.	1,000	13,310
*	Conmed Corp.	1,000	19,440
*	Connetics Corp.	2,000	23,500
#	Cooper Companies, Inc.	1,500	71,025
*	Corcept Therapeutics, Inc.	1,600	7,632
*	Corgentech, Inc.	1,700	12,597
* #	Cortex Pharmaceuticals, Inc.	2,000	6,360
*	Corvel Corp.	600	14,238
*	Covance, Inc.	3,500	206,745
*	Coventry Health Care, Inc.	4,500	235,125
*	Critical Therapeutics, Inc.	2,332	10,960
*	Criticare Systems, Inc.	900	4,266
*	Cross Country Healthcare, Inc.	2,500	44,075
*	CryoLife, Inc.	900	4,059
*	Cubist Pharmaceuticals, Inc.	1,900	44,973
*	CuraGen Corp.	3,000	11,310
*	Curis, Inc.	1,500	2,355
*	Cutera, Inc.	800	13,192
*	CV Therapeutics, Inc.	900	14,994
*	Cyberonics, Inc.	400	9,996
*	Cypress Bioscience, Inc.	2,300	15,847
*	Cytogen Corp.	1,900	6,327
*	Cytomedix, Inc.	900	2,385
*	Cytyc Corp.	6,600	173,448
	Dade Behring Holdings, Inc.	4,800	178,800
	Datascope Corp.	1,200	41,172

32

*	DaVita, Inc.	2,400	127,104
*	Daxor Corp.	300	5,100
*	Dendreon Corp.	2,500	11,000
*	Dendrite International, Inc.	2,000	20,340
#	Dentsply International, Inc.	1,902	113,740
*	DepoMed, Inc.	2,500	14,325
	Diagnostic Products Corp.	1,700	98,124
*	Digene Corp.	900	33,642
*	Dionex Corp.	700	37,702
*	Discovery Laboratories, Inc.	4,000	8,920
*	Discovery Partners International, Inc.	800	1,992
*	Diversa Corp.	2,400	22,488
*	DJ Orthopedics, Inc.	1,200	46,020
*	DOV Pharmaceutical, Inc.	1,000	3,090
* #	Durect Corp.	1,100	5,170
*	DUSA Pharmaceuticals, Inc.	700	4,144
* #	Dyadic International, Inc.	800	5,120
*	Dyax Corp.	2,700	10,125
*	Dynavax Technologies Corp.	2,300	9,706
*	Eclipsys Corp.	1,800	34,992
*	Edwards Lifesciences Corp.	3,300	146,322
	Eli Lilly & Co.	19,320	997,685
*	Embrex, Inc.	700	7,238
*	Emdeon Corp.	15,059	174,835
*	Emeritus Corp.	988	21,232
*	Emisphere Technologies, Inc.	1,429	13,933
*	Encore Medical Corp.	5,540	27,589
*	Encysive Pharmaceuticals, Inc.	1,300	5,655
*	Endo Pharmaceuticals Holdings, Inc.	3,200	93,888
*	Endologix, Inc.	1,800	6,462
*	Enpath Medical, Inc.	400	4,160
*	Entremed, Inc.	3,700	6,438
*	Enzo Biochem, Inc.	900	9,315
*	Enzon Pharmaceuticals, Inc.	2,500	18,625
*	EPIX Pharmaceuticals, Inc.	200	716
*	eResearch Technology, Inc.	1,400	12,768
*	etrials Worldwide, Inc.	900	4,392
* #	ev3, Inc.	142	2,063
*	Exact Sciences Corp.	2,400	5,880
*	Exactech, Inc.	500	6,655
*	Exelixis, Inc.	2,955	32,062
* #	Express Scripts, Inc.	3,500	256,480
*	E-Z-EM, Inc.	976	15,030
*	First Horizon Pharmaceutical Corp.	2,600	54,886
*	Fisher Scientific International, Inc.	5,930	440,303
*	Five Star Quality Care, Inc.	1,800	19,800
*	Forest Laboratories, Inc.	5,610	210,263
*	Gene Logic, Inc.	1,100	2,684
*	Genentech, Inc.	17,910	1,485,814
*	Genesis HealthCare Corp.	1,400	65,898
*	Genitope Corp.	2,200	15,796
*	Gen-Probe, Inc.	1,800	97,200
*	Genta, Inc.	3,300	5,643
*	Gentiva Health Services, Inc.	2,065	35,869
*	GenVec, Inc.	3,400	6,494

33

*	Genzyme Corp.	4,410	262,395
* #	Geron Corp.	2,200	15,312
*	Gilead Sciences, Inc.	8,100	464,373
*	Greatbatch, Inc.	1,300	29,497
*	Haemonetics Corp.	1,400	70,700
*	Halozyme Therapeutics, Inc.	1,800	4,428
*	Hana Biosciences, Inc.	1,200	10,632
*	Hanger Orthopedic Group, Inc.	700	5,481
*	Harvard Bioscience, Inc.	2,540	10,668
	HCA, Inc.	5,330	236,919
	Health Management Associates, Inc.	13,000	271,050
*	Health Net, Inc.	4,000	172,080
*	HealthExtras, Inc.	1,500	45,060
*	HealthStream, Inc.	1,050	4,001
*	HealthTronics, Inc.	500	3,690
*	Healthways, Inc.	1,200	63,768
*	Hemispherx Biopharma, Inc.	2,400	6,480
	Hillenbrand Indutries, Inc.	3,400	171,836
*	Hi-Tech Pharmacal Co., Inc.	850	16,847
*	HMS Holdings Corp.	1,500	14,460
*	Hollis-Eden Pharmaceuticals, Inc.	1,100	5,225
* #	Hologic, Inc.	1,500	59,235
	Hooper Holmes, Inc.	2,400	7,224
*	Horizon Health Corp.	1,200	25,416
*	Hospira, Inc.	4,055	181,705
*	Human Genome Sciences, Inc.	7,500	82,200
*	Humana, Inc.	5,730	290,110
*	ICOS Corp.	2,600	52,832
*	ICU Medical, Inc.	900	37,323
*	Idenix Pharmaceuticals, Inc.	100	903
*	IDEXX Laboratories, Inc.	1,100	84,073
*	IDM Pharma, Inc.	1,000	3,940
*	I-Flow Corp.	1,410	17,949
*	Illumina, Inc.	1,400	38,262
*	ImClone Systems, Inc.	2,900	116,000
*	Immucor, Inc.	1,950	35,471
*	Immunicon Corp.	1,700	8,612
*	ImmunoGen, Inc.	1,500	5,475
*	Immunomedics, Inc.	3,100	8,618
*	Implant Sciences Corp.	600	2,334
*	Incyte Corp.	4,700	19,599
*	Indevus Pharmaceuticals, Inc.	3,100	15,407
*	Inhibitex, Inc.	100	193
* #	Inovio Biomedical Corp.	1,700	4,063
*	Insmed, Inc.	1,100	1,837
*	Inspire Pharmaceuticals, Inc.	2,300	10,994
*	Integra LifeSciences Holdings	1,700	65,348
*	IntegraMed America, Inc.	363	4,410
*	Interleukin Genetics, Inc.	1,320	7,511
*	Intermagnetics General Corp.	2,250	52,358
* #	InterMune, Inc.	1,500	23,790
*	IntraLase Corp.	100	1,915
* #	Introgen Therapeutics, Inc.	1,200	5,964
*	Intuitive Surgical, Inc.	1,000	111,290
	Invacare Corp.	700	19,824

34

* #	Inverness Medical Innovations, Inc.	2,300	66,355
*	Invitrogen Corp.	3,900	248,586
*	Iridex Corp.	600	6,240
*	IRIS International, Inc.	500	7,110
*	Isis Pharmaceuticals, Inc.	2,597	20,309
* #	Isolagen, Inc.	2,000	3,580
*	Ista Pharmaceuticals, Inc.	1,000	5,920
*	I-Trax, Inc.	2,700	8,613
*	IVAX Diagnostics, Inc.	1,160	2,390
	Johnson & Johnson	35,560	2,141,423
*	Kendle International, Inc.	900	29,178
*	Kensey Nash Corp.	700	20,615
*	Keryx Biopharmaceuticals, Inc.	1,300	18,590
*	Kindred Healthcare, Inc.	1,900	48,184
*	Kinetic Concepts, Inc.	2,600	101,140
*	Kos Pharmaceuticals, Inc.	1,700	72,947
*	Kosan Biosciences, Inc.	1,226	5,480
*	K-V Pharmaceutical Co. Class A	2,100	42,588
*	K-V Pharmaceutical Co. Class B	700	14,385
*	Kyphon, Inc.	1,100	43,659
* #	La Jolla Pharmaceutical Co.	2,900	10,904
*	Laboratory Corp. of America Holdings	4,295	254,951
*	Lannet Co., Inc.	1,952	11,732
* #	Laserscope, Inc.	300	6,360
	LCA-Vision, Inc.	700	38,038
*	Lexicon Genetics, Inc.	4,000	20,000
*	Lifecell Corp.	1,100	29,700
*	Lifecore Biomedical, Inc.	900	13,500
* #	LifePoint Hospitals, Inc.	1,600	56,528
*	Lincare Holdings, Inc.	5,410	201,793
*	Lipid Sciences, Inc.	200	308
*	Luminex Corp.	1,100	17,930
*	Magellan Health Services, Inc.	2,700	109,215
* #	Mannkind Corp.	2,700	51,408
#	Manor Care, Inc.	4,400	204,336
* #	Martek Biosciences Corp.	1,300	32,955
*	Matria Healthcare, Inc.	1,600	46,176
*	Matrixx Initiatives, Inc.	500	7,460
*	Maxygen, Inc.	3,000	23,220
	McKesson Corp.	7,410	366,795
*	Medarex, Inc.	4,300	44,118
*	MedCath Corp.	200	3,116
*	Medco Health Solutions, Inc.	7,430	400,477
*	Medical Action Industries, Inc.	700	16,072
*	Medical Staffing Network Holdings, Inc.	2,000	9,520
	Medicis Pharmaceutical Corp. Class A	3,100	92,442
*	Medimmune, Inc.	6,000	190,920
*	MEDTOX Scientific, Inc.	700	7,070
	Medtronic, Inc.	17,230	869,943
*	Memory Pharmaceuticals Corp.	1,496	2,588
*	Memry Corp.	2,069	5,276
	Mentor Corp.	1,600	64,624
	Merck & Co., Inc.	38,090	1,268,016
*	Merge Technologies, Inc.	1,400	17,794
	Meridian Bioscience, Inc.	800	19,032

35

*	Merit Medical Systems, Inc.	2,300	26,335
*	Metabasis Therapeutics, Inc.	1,500	11,820
*	Metropolitan Health Networks, Inc.	1,100	2,805
*	MGI Pharma, Inc.	800	14,408
* #	MicroIslet, Inc.	1,200	2,100
*	Microtek Medical Holdings, Inc.	3,600	13,320
*	Millennium Pharmaceuticals, Inc.	21,120	180,787
*	Millipore Corp.	3,000	208,200
*	Molecular Devices Corp.	1,200	34,488
*	Molina Healthcare, Inc.	2,000	75,640
* #	Momenta Pharmaceuticals, Inc.	1,000	14,240
*	Monogram Biosciences, Inc.	2,278	4,237
*	MTS Medication Technologies	300	1,800
*	Myogen, Inc.	1,600	49,840
*	Myriad Genetics, Inc.	2,200	57,442
*	Nabi Biopharmaceuticals	1,800	10,566
* #	Nanogen, Inc.	2,600	5,538
* #	Nastech Pharmaceutical Co., Inc.	1,300	18,187
*	National Dentex Corp.	364	7,804
	National Healthcare Corp.	824	36,544
	National Home Health Care Corp.	300	3,009
*	National Medical Health Card Systems, Inc.	400	4,760
	National Research Corp.	500	10,875
*	Natus Medical, Inc.	1,100	13,717
* #	Nektar Therapeutics	3,300	65,967
*	Neogen Corp.	500	10,200
*	Neopharm, Inc.	500	2,815
*	Neose Technologies, Inc.	2,400	7,320
* #	Neurocrine Biosciences, Inc.	2,000	39,420
*	Neurogen Corp.	2,400	13,128
*	Neurometric, Inc.	400	11,656
*	New Brunswick Scientific Co., Inc.	900	7,326
* #	New River Pharmaceuticals, Inc.	2,100	61,950
*	NitroMed, Inc.	300	1,227
*	NMT Medical, Inc.	500	5,975
* #	Northfield Laboratories, Inc.	1,000	9,200
*	NovaMed, Inc.	1,600	11,392
*	Novavax, Inc.	1,772	8,984
*	Noven Pharmaceuticals, Inc.	1,200	21,024
*	NPS Pharmaceuticals, Inc.	2,100	11,634
*	Nutraceutical International Corp.	900	14,625
*	NuVasive, Inc.	1,100	18,073
*	Nuvelo, Inc.	1,800	29,448
	NWH, Inc.	200	3,562
* #	Occulogix, Inc.	200	446
*	Odyssey Healthcare, Inc.	1,800	29,358
#	Omnicare, Inc.	6,500	301,340
*	Omnicell, Inc.	1,200	16,068
*	Onyx Pharmaceuticals, Inc.	2,300	45,977
	Option Care, Inc.	2,500	28,175
*	OraSure Technologies, Inc.	2,500	21,825
*	Orchid Cellmark, Inc.	900	3,519
*	Orthologic Corp.	2,500	3,875
* #	Oscient Pharmaceutical Corp.	2,200	2,772
*	OSI Pharmaceuticals, Inc.	3,800	108,756

36

	Owens & Minor, Inc.	3,000	89,100
*	Oxigene, Inc.	1,200	4,728
*	Pain Therapeutics, Inc.	1,600	13,600
*	PainCare Holdings, Inc.	1,900	2,622
*	Palatin Technologies, Inc.	2,000	4,640
*	Palomar Medical Technologies, Inc.	700	31,241
*	Panacos Pharmaceuticals, Inc.	1,400	8,820
*	Par Pharmaceutical Companies, Inc.	2,700	61,965
*	Parexel International Corp.	1,500	43,050
*	Patterson Companies, Inc.	2,300	78,775
*	PDI, Inc.	1,000	13,750
*	PDL BioPharma, Inc.	6,300	127,575
*	Pediatric Services of America, Inc.	300	3,930
*	Pediatrix Medical Group, Inc.	2,700	124,713
*	Penwest Pharmaceuticals Co.	800	15,472
	PerkinElmer, Inc.	9,100	189,826
	Perrigo Co.	7,177	120,717
*	Per-Se Technologies, Inc.	1,400	34,888
	Pfizer, Inc.	179,500	4,246,970
	Pharmaceutical Products Development Service, Inc.	2,800	101,724
*	Pharmacopia Drug Discovery, Inc.	1,100	5,445
*	Pharmacyclics, Inc.	500	2,005
*	Pharmion Corp.	2,400	47,064
*	PhotoMedex, Inc.	600	972
	PolyMedica Corp.	1,300	49,907
*	Possis Medical, Inc.	817	6,569
*	Pozen, Inc.	1,000	14,000
*	PRA International	100	2,507
*	PRAECIS Pharmaceuticals, Inc.	795	4,245
*	Progenics Pharmaceuticals, Inc.	1,300	27,573
*	Prospect Medical Holdings, Inc.	500	2,915
*	Providence Service Corp.	700	21,833
*	ProxyMed, Inc.	700	5,145
*	PSS World Medical, Inc.	3,800	67,488
	Psychemedics Corp.	200	3,374
*	Psychiatric Solutions, Inc.	3,000	88,200
*	QuadraMed Corp.	2,344	4,782
	Quest Diagnostics, Inc.	4,800	267,552
*	Questcor Pharmaceuticals, Inc.	2,445	4,523
*	Quidel Corp.	1,750	16,503
*	Quigley Corp.	800	7,467
*	Radiation Therapy Services, Inc.	700	16,989
*	Radiologix, Inc.	700	1,673
*	Regeneration Technologies, Inc.	2,121	15,038
*	Regeneron Pharmaceuticals, Inc.	1,900	24,586
*	RegeneRx Biopharmaceuticals, Inc.	1,000	2,790
*	RehabCare Group, Inc.	500	8,435
*	Renovis, Inc.	1,500	24,450
*	Repligen Corp.	2,200	6,732
*	Res-Care, Inc.	2,056	40,812
* #	ResMed, Inc.	2,500	113,650
*	Respironics, Inc.	4,500	153,090
*	Retractable Technologies, Inc.	900	3,015
*	Rigel Pharmaceuticals, Inc.	1,100	10,813

37

*	Rita Medical Systems, Inc.	3,300	12,078
*	Rochester Medical Corp.	400	5,840
*	Rotech Healthcare, Inc.	1,000	4,250
*	Sangamo BioSciences, Inc.	2,000	15,200
* #	Santarus, Inc.	2,100	14,637
*	Savient Pharmaceuticals, Inc.	5,100	29,325
*	Schein (Henry), Inc.	3,000	138,270
	Schering-Plough Corp.	16,300	310,678
*	Schick Technologies, Inc.	500	21,055
*	SciClone Pharmaceuticals, Inc.	2,700	6,075
*	SCOLR Pharma, Inc.	1,500	7,380
*	Seattle Genetics, Inc.	1,500	6,225
*	Senomyx, Inc.	1,600	25,552
*	Sepracor, Inc.	1,710	88,527
*	SeraCare Life Sciences, Inc.	700	4,025
*	Serologicals Corp.	2,210	68,886
*	SFBC International, Inc.	400	6,220
*	Sierra Health Services, Inc.	1,800	74,160
*	Signalife, Inc.	1,300	3,185
*	Sirna Therapeutics, Inc.	2,000	12,040
*	Solexa, Inc.	1,300	11,765
*	Sonic Innovations, Inc.	1,600	7,792
*	SonoSite, Inc.	800	29,424
*	Sonus Pharmaceuticals, Inc.	100	543
	Span-American Medical System, Inc.	270	3,021
*	Spectranetics Corp.	1,000	12,960
*	Spectrum Pharmaceuticals, Inc.	1,933	7,616
*	SRI/Surgical Express, Inc.	400	2,056
*	St. Jude Medical, Inc.	4,510	153,791
*	Staar Surgical Co.	1,500	12,960
*	Stereotaxis, Inc.	300	2,943
	Steris Corp.	5,110	116,253
	Stratagene Corp.	1,282	8,461
*	Strategic Diagnostics, Inc.	236	732
	Stryker Corp.	7,100	311,690
*	Sun Healthcare Group, Inc.	1,900	15,599
*	Sunrise Senior Living, Inc.	3,800	127,262
*	SuperGen, Inc.	1,900	7,980
* #	SurModics, Inc.	500	19,455
*	Symbion, Inc.	1,300	28,522
*	Symmetry Medical, Inc.	100	1,863
*	Synovis Life Technologies, Inc.	900	8,775
*	Tanox, Inc.	2,100	30,009
*	Techne Corp.	1,100	60,148
* #	Telik, Inc.	3,000	47,940
*	Tenet Healthcare Corp.	26,600	210,672
*	The Medicines Co.	1,800	33,300
*	Theragenics Corp.	2,500	8,475
* #	Thermo Electron Corp.	8,740	321,108
*	Third Wave Technologies, Inc.	555	1,443
*	Thoratec Corp.	3,800	53,846
*	Titan Pharmaceuticals, Inc.	1,100	2,178
*	Triad Hospitals, Inc.	6,300	253,764
*	Trimeris, Inc.	700	7,546
*	TriPath Imaging, Inc.	2,400	17,160

38

*	Tripos, Inc.	800	2,034
*	TriZetto Group, Inc.	1,200	17,112
*	U.S. Physical Therapy, Inc.	700	10,521
*	United Surgical Partners International, Inc.	2,000	62,220
*	United Therapeutics Corp.	700	33,712
	UnitedHealth Group, Inc.	22,410	985,144
	Universal Health Services, Inc.	3,600	182,736
*	Urologix, Inc.	600	2,136
	Utah Medical Products, Inc.	200	6,032
	Valeant Pharmaceuticals International	5,200	89,440
*	Varian Medical Systems, Inc.	3,100	145,390
*	Varian, Inc.	2,100	92,421
*	Vascular Solutions, Inc.	500	4,210
*	VCA Antech, Inc.	2,700	81,324
*	Ventana Medical Systems, Inc.	1,200	56,952
*	Ventiv Health, Inc.	1,500	44,310
*	Vertex Pharmaceuticals, Inc.	3,200	110,400
*	ViaCell, Inc.	100	502
*	Viasys Healthcare, Inc.	2,500	62,975
*	Vical, Inc.	1,000	6,450
*	ViroPharma, Inc.	4,400	42,812
*	VistaCare, Inc.	1,400	19,348
*	Vital Images, Inc.	300	6,987
	Vital Signs, Inc.	800	40,016
*	Vivus, Inc.	2,300	10,051
*	Waters Corp.	2,500	104,125
*	Watson Pharmaceuticals, Inc.	6,500	164,645
*	WellCare Health Plans, Inc.	2,300	114,425
*	WellPoint, Inc.	15,479	1,107,987
	West Pharmaceutical Services, Inc.	1,700	57,834
*	Wright Medical Group, Inc.	2,620	59,212
	Wyeth	23,420	1,071,231
*	Xenogen Corp.	700	2,177
	Young Innovations, Inc.	500	16,225
*	Zevex International, Inc.	450	5,877
*	Zila, Inc.	2,900	10,179
*	Zimmer Holdings, Inc.	3,800	230,090
*	Zoll Medical Corp.	700	20,734
*	Zymogenetics, Inc.	3,700	63,825
Total Health Care			44,435,648
Industrials — (10.9%)
*	3-D Systems Corp	900	17,820
	3M Co.	12,560	1,050,770
*	AAON, Inc.	700	16,324
* #	AAR Corp.	800	19,264
	ABM Industries, Inc.	2,810	48,754
	Abrams Industries, Inc.	110	469
*	ABX Air, Inc.	2,100	14,154
* #	Acco Brands Corp.	2,000	45,520
	Aceto Corp.	2,100	16,086
*	Active Power, Inc.	2,900	12,789
	Actuant Corp.	1,600	94,448
	Acuity Brands, Inc.	2,500	99,750
	Adesa, Inc.	6,410	145,892

39

	Administaff, Inc.	800	30,744
*	Aerosonic Corp.	100	888
*	AGCO Corp.	6,500	158,990
*	AirNet Systems, Inc.	200	582
*	Airtran Holdings, Inc.	5,000	61,500
	Alamo Group, Inc.	900	19,566
*	Alaska Air Group, Inc.	2,500	96,850
	Albany International Corp. Class A	2,110	84,316
	Alexander & Baldwin, Inc.	3,100	140,275
*	Alliant Techsystems, Inc.	2,000	156,120
*	Allied Defense Group, Inc.	500	10,730
* #	Allied Waste Industries, Inc.	17,820	212,593
	Ambassadors International, Inc.	800	17,784
*	Amerco, Inc.	1,600	141,456
	American Ecology Corp.	900	22,851
	American Power Conversion Corp.	10,550	207,624
*	American Reprographics Co.	100	3,467
* #	American Science & Engineering, Inc.	300	17,241
	American Standard Companies, Inc.	4,900	208,201
* #	American Superconductor Corp.	2,700	25,299
	American Woodmark Corp.	1,300	45,682
	Ameron International Corp.	300	17,184
#	Ametek, Inc.	3,900	177,957
	Ampco-Pittsburgh Corp.	844	27,734
* #	AMR Corp.	4,600	113,436
	Amrep Corp.	500	20,880
*	APAC Customer Services, Inc.	4,402	9,508
	Apogee Enterprises, Inc.	2,100	31,500
	Applied Industrial Technologies, Inc.	1,400	53,970
	Applied Signal Technologies, Inc.	910	15,971
	ARAMARK Corp.	1,900	62,225
*	Argon ST, Inc.	1,300	37,063
	Arkansas Best Corp.	1,900	78,299
*	Armor Holdings, Inc.	1,900	108,528
*	Astec Industries, Inc.	1,200	41,448
*	Astronics Corp.	400	5,580
* #	ASV, Inc.	1,500	30,675
*	Avalon Holding Corp. Class A	100	454
#	Avery Dennison Corp.	2,400	142,536
*	Aviall, Inc.	1,600	75,440
*	Axsys Technologies, Inc.	400	6,612
*	AZZ, Inc.	400	9,060
	Badger Meter, Inc.	300	16,560
*	Baker (Michael) Corp.	700	15,799
	Baldor Electric Co.	1,800	53,586
	Banta Corp.	1,900	93,974
	Barnes Group, Inc.	1,800	74,322
*	Barrett Business Services, Inc.	500	12,450
*	BE Aerospace, Inc.	4,300	95,331
	Boeing Co.	13,860	1,153,845
	Bowne & Co., Inc.	900	13,050
	Brady Co. Class A	2,600	103,506
	Briggs & Stratton Corp.	3,900	126,360
*	BTU International, Inc.	500	7,705
	C&D Technologies, Inc.	2,200	14,520

40

	C. H. Robinson Worldwide, Inc.	4,200	184,968
* #	Capstone Turbine Corp.	5,800	17,690
#	Carlisle Companies, Inc.	1,600	129,920
	Cascade Corp.	1,000	37,600
*	Casella Waste Systems, Inc. Class A	1,700	26,520
	Caterpillar, Inc.	11,550	842,573
*	CBIZ, Inc.	5,600	46,200
*	CD&L, Inc.	800	1,400
	CDI Corp.	1,300	38,285
*	Celadon Group, Inc.	800	22,376
	Cendant Corp.	23,100	373,527
	Central Parking Corp.	500	7,155
*	Cenveo, Inc.	3,000	56,850
* #	Ceradyne, Inc.	1,200	52,404
	Champion Industries, Inc.	1,000	8,720
*	Channell Commercial Corp.	200	720
	Chase Corp.	300	4,305
* #	ChoicePoint, Inc.	4,300	191,393
	Cintas Corp.	4,930	208,835
	CIRCOR International, Inc.	300	8,781
	Clarcor, Inc.	2,900	91,205
*	Clean Harbors, Inc.	900	32,661
*	Coinstar, Inc.	2,200	51,656
*	Columbus McKinnon Corp.	1,100	28,930
	Comfort Systems USA, Inc.	1,000	13,000
*	Commercial Vehicle Group, Inc.	1,600	32,864
*	Compudyne Corp.	700	4,872
	CompX International, Inc.	500	7,800
*	COMSYS IT Partners, Inc.	800	10,968
*	Consolidated Graphics, Inc.	1,100	56,034
*	Continental Airlines, Inc.	2,400	59,520
	Con-way, Inc.	3,000	177,270
*	Copart, Inc.	4,800	131,712
*	Cornell Companies, Inc.	400	6,320
	Corporate Executive Board Co.	900	91,548
*	Corrections Corporation of America	2,833	144,908
*	CoStar Group, Inc.	1,100	58,685
*	Covanta Holding Corp.	10,500	169,050
*	CPI Aerostructures, Inc.	300	2,226
*	CRA International, Inc.	800	35,520
	Crane Co.	3,300	132,594
*	Cross (A.T.) Co. Class A	1,000	4,600
	CSX Corp.	7,700	515,284
	Cubic Corp.	2,000	37,500
	Cummins, Inc.	2,200	242,462
	Curtiss-Wright Corp.	3,300	111,540
#	Danaher Corp.	5,210	334,013
	Deere & Co.	3,700	316,720
	Deluxe Corp.	1,000	21,490
*	DHB Industries, Inc.	3,700	4,229
*	DiamondCluster International, Inc.	1,800	17,172
* #	Distributed Energy Systems Corp.	1,600	8,112
* #	Document Securities Systems, Inc.	500	4,245
*	Dollar Thrifty Automotive Group, Inc.	1,700	77,316
	Donaldson Co., Inc.	4,600	152,766

41

	Donnelley (R.R.) & Sons Co.	11,600	373,288
	Dover Corp.	9,200	449,328
	DRS Technologies, Inc.	2,105	112,112
*	Ducommun, Inc.	900	17,478
*	Duratek, Inc.	100	2,194
*	Dynamex, Inc.	900	17,775
	Eastern Co.	300	6,615
	Eaton Corp.	4,661	342,770
	Ecology & Environment, Inc. Class A	200	2,040
	EDO Corp.	1,600	41,872
*	EGL, Inc.	1,800	81,126
*	Electro Rent Corp.	2,000	33,000
	ElkCorp	1,500	43,125
*	EMCOR Group, Inc.	2,300	110,607
	Emerson Electric Co.	7,030	580,116
*	Encore Wire Corp.	1,300	49,647
*	Energy Conversion Devices, Inc.	1,000	39,750
*	EnerSys	2,610	36,671
*	ENGlobal Corp.	1,100	9,372
	Ennis, Inc.	1,910	37,283
*	EnPro Industries, Inc.	1,700	59,092
*	Environmental Tectonics Corp.	871	4,660
	Equifax, Inc.	2,900	104,632
*	ESCO Technologies, Inc.	1,500	76,950
	Espey Manufacturing & Electronics Corp.	200	3,560
*	Essex Corp.	1,100	20,009
*	Esterline Technologies Corp.	1,900	77,919
* #	Evergreen Solar, Inc.	1,700	18,955
	Expeditors International of Washington, Inc.	2,600	255,970
*	Exponent, Inc.	747	22,410
*	ExpressJet Holdings, Inc.	2,400	14,088
*	EXX, Inc. Class A	1,100	2,596
	Fastenal Co.	3,700	159,100
	Federal Signal Corp.	3,610	55,161
	FedEx Corp.	4,730	516,847
*	Fiberstars, Inc.	400	3,032
*	First Advantage Corp.	800	18,744
*	First Consulting Group, Inc.	1,920	17,395
*	Flanders Corp.	1,400	14,210
	Florida East Coast Industries, Inc.	2,500	138,525
*	Flow International Corp.	1,100	14,740
*	Flowserve Corp.	3,100	164,858
#	Fluor Corp.	2,000	175,320
	Forward Air Corp.	900	33,678
*	Foster (L.B.) Co. Class A	700	16,716
	Franklin Electric Co., Inc.	1,300	68,003
* #	Frontier Airlines Holdings, Inc.	800	4,952
*	Frozen Food Express Industries, Inc.	1,200	12,108
*	FTI Consulting, Inc.	3,100	81,809
* #	FuelCell Energy, Inc.	3,100	32,426
	G & K Services, Inc. Class A	1,700	65,654
*	Gardner Denver Machinery, Inc.	1,800	135,828
	GATX Corp.	3,700	160,617
*	Gehl Co.	900	23,886
#	Gencorp, Inc.	3,100	56,234

42

*	General Cable Corp.	1,900	61,294
	General Dynamics Corp.	6,100	388,204
	General Electric Co.	181,342	6,212,777
*	Genesee & Wyoming, Inc.	2,050	61,582
*	Genlyte Group, Inc.	1,600	111,648
*	Global Power Equipment Group, Inc.	600	2,106
	Goodrich (B.F.) Co.	2,710	115,527
	Gorman-Rupp Co.	800	18,576
*	GP Strategies Corp.	700	5,390
#	Graco, Inc.	1,500	68,955
*	Graftech International, Ltd.	5,500	33,935
	Graham Corp.	200	3,978
	Granite Construction, Inc.	2,300	95,059
	Greenbrier Companies, Inc.	900	31,185
*	Griffon Corp.	2,300	62,422
	Hardinge, Inc.	800	11,400
	Harland (John H.) Co.	1,300	55,679
	Harsco Corp.	2,300	186,346
*	Hawaiian Holdings, Inc.	2,600	10,010
*	Hawk Corp.	500	6,820
	Healthcare Services Group, Inc.	1,500	30,465
	Heartland Express, Inc.	4,800	80,928
	Heico Corp.	1,200	36,780
	Heico Corp. Class A	1,170	31,508
*	Heidrick & Struggles International, Inc.	1,000	35,320
*	Henry Bros. Electronics, Inc.	465	2,641
*	Herley Industries, Inc.	1,110	21,001
	Herman Miller, Inc.	1,300	37,986
*	Hexcel Corp.	3,100	63,798
	Hi-Shear Technology Corp.	500	4,645
	Honeywell International, Inc.	12,770	525,869
*	Hub Group, Inc. Class A	1,100	52,052
	Hubbell, Inc.	2,900	146,015
	Hubbell, Inc. Class A	500	23,375
*	Hudson Highland Group, Inc.	700	8,344
	Hunt (J.B.) Transport Services, Inc.	7,200	176,184
*	Hurco Companies, Inc.	300	8,496
*	Huttig Building Products, Inc.	1,522	9,756
*	ICT Group, Inc.	800	21,424
	IDEX Corp.	2,900	140,215
* #	IHS, Inc.	3,430	92,439
*	II-VI, Inc.	1,600	30,368
	IKON Office Solutions, Inc.	10,100	130,492
	Illinois Tool Works, Inc.	9,620	477,633
*	Industrial Distribution Group, Inc.	300	2,997
*	Infrasource Services, Inc.	3,000	55,200
*	Innotrac Corp.	200	460
*	Innovative Solutions & Support, Inc.	1,000	13,460
*	Insituform Technologies, Inc. Class A	2,000	51,200
* #	Integrated Alarm Services Group, Inc.	1,800	6,714
* #	Integrated Electrical Services, Inc.	23	444
*	Interline Brands, Inc.	100	2,434
	International Aluminum Corp.	300	12,099
*	International Shipholding Corp.	438	5,742
	Interpool, Inc.	2,200	43,692

43

*	Intersections, Inc.	1,000	10,320
* #	Ionatron, Inc.	2,300	15,318
	ITT Industries, Inc.	5,800	302,470
*	Jacobs Engineering Group, Inc.	1,300	101,439
*	Jacuzzi Brands, Inc.	5,900	55,283
* #	JetBlue Airways Corp.	8,800	91,696
	JLG Industries, Inc.	6,000	130,500
	Joy Global, Inc.	3,000	161,220
*	Kadant, Inc.	400	9,376
	Kaman Corp. Class A	400	7,440
*	Kansas City Southern	5,420	143,793
#	Kaydon Corp.	1,600	66,768
	Kelly Services, Inc. Class A	2,500	67,650
	Kelly Services, Inc. Class B	319	8,677
	Kennametal, Inc.	2,800	167,440
*	Key Technology, Inc.	302	3,760
*	Kforce, Inc.	2,509	38,338
*	Kirby Corp.	1,600	120,208
	Knight Transportation, Inc.	4,850	92,344
	Knoll, Inc.	100	1,850
*	Korn/Ferry International	2,300	47,150
*	K-Tron International, Inc.	200	9,560
	L-3 Communications Holdings, Inc.	6,620	482,995
*	LaBarge, Inc.	1,000	13,250
*	Labor Ready, Inc.	2,600	60,190
*	Ladish Co., Inc.	800	31,512
	Laidlaw International, Inc.	7,000	176,400
	Landstar Systems, Inc.	1,600	70,704
	Lawson Products, Inc.	600	22,074
*	Layne Christensen Co.	1,200	32,520
*	Learning Tree International, Inc.	700	6,286
*	LECG Corp.	683	11,953
	Lennox International, Inc.	3,700	105,339
	Lincoln Electric Holdings, Inc.	2,400	131,904
	Lindsay Manufacturer Co.	600	13,230
*	LMI Aerospace, Inc.	500	9,600
	Lockheed Martin Corp.	7,520	545,125
	LSI Industries, Inc.	1,400	20,580
*	Lydall, Inc.	200	1,812
*	M&F Worldwide Corp.	300	4,740
*	Mac-Gray Corp.	1,100	14,201
	Macquarie Infrastucture Co. Trust	100	2,780
*	Magnetek, Inc.	1,100	2,959
*	MAIR Holdings, Inc.	300	1,728
	Manpower, Inc.	3,910	257,395
*	Marten Transport, Ltd.	1,700	33,269
	Masco Corp.	10,100	313,302
	McGrath Rentcorp.	1,900	50,445
*	Media Sciences International, Inc.	700	3,290
*	Medialink Worldwide, Inc.	500	2,000
* #	Medis Technologies, Ltd.	800	19,392
*	Merrimac Industries, Inc.	100	940
*	Mesa Air Group, Inc.	2,700	25,866
	Met-Pro Corp.	964	12,060
*	MFRI, Inc.	500	5,205

44

* #	Microvision, Inc.	700	1,463
*	Middleby Corp.	300	26,799
*	Midwest Air Group, Inc.	800	3,576
*	Miller Industries, Inc.	600	11,784
#	Mine Safety Appliances Co.	1,800	74,178
*	Misonix, Inc.	500	2,675
*	Mobile Mini, Inc.	2,000	62,700
*	Modtech Holdings, Inc.	1,400	13,146
*	Monster Worldwide, Inc.	3,100	151,497
*	Moog, Inc. Class A	2,400	83,448
*	Moog, Inc. Class B	279	9,740
*	MPW Industrial Services Group, Inc.	900	2,250
	MSC Industrial Direct Co., Inc. Class A	1,467	67,819
*	MTC Technologies, Inc.	800	22,176
	Mueller Industries, Inc.	2,000	65,300
	Multi-Color Corp.	300	8,652
	NACCO Industries, Inc. Class A	500	71,440
*	Nashua Corp.	600	4,506
*	National Technical Systems, Inc.	800	6,368
*	Navigant Consulting, Inc.	3,900	78,819
*	Navistar International Corp.	2,600	69,108
*	NCI Building Systems, Inc.	1,400	84,896
*	NCO Group, Inc.	2,430	63,933
	Nordson Corp.	1,900	88,635
	Norfolk Southern Corp.	9,420	496,999
*	North America Galvanizing & Coatings, Inc.	600	2,304
	Northrop Grumman Corp.	7,920	512,266
*	NuCo2, Inc.	800	21,392
*	Odyssey Marine Exploration, Inc.	3,000	7,230
*	Old Dominion Freight Line, Inc.	2,350	72,404
*	Omega Flex, Inc.	315	5,642
*	On Assignment, Inc.	1,400	16,548
*	Orbital Sciences Corp.	4,195	62,883
	Oshkosh Truck Corp. Class B	4,200	221,970
	Outlook Group Corp.	200	2,654
*	P.A.M. Transportation Services, Inc.	800	21,432
	Paccar, Inc.	4,880	375,028
	Pall Corp.	4,200	126,378
*	Paragon Technologies, Inc.	100	952
	Parker Hannifin Corp.	6,500	507,130
*	Park-Ohio Holdings Corp.	870	15,216
*	Patrick Industries, Inc.	303	3,754
*	Patriot Transportation Holding, Inc.	200	17,578
*	Peerless Manufacturing Co.	200	4,394
	Pentair, Inc.	7,320	250,051
*	Perini Corp.	1,500	36,840
*	PHH Corp.	4,010	102,496
*	Pinnacle Airlines Corp.	800	5,472
	Pitney Bowes, Inc.	6,620	269,964
* #	Plug Power, Inc.	1,900	9,709
*	Powell Industries, Inc.	900	20,295
*	Power-One, Inc.	4,800	29,472
	Precision Castparts Corp.	3,000	172,890
	Preformed Line Products Co.	500	17,695
	Providence & Worcester Railroad Co.	300	5,088

45

#	PW Eagle, Inc.	700	19,663
*	Quality Distribution, Inc.	1,200	16,380
*	Quanta Services, Inc.	7,500	124,875
	Quixote Corp.	500	9,760
*	RailAmerica, Inc.	1,000	11,250
	Raven Industries, Inc.	500	15,785
	Raytheon Co.	10,820	496,097
*	RCM Technologies, Inc.	1,150	6,670
	Regal-Beloit Corp.	2,300	110,239
*	RemedyTemp, Inc.	705	11,640
*	Republic Airways Holdings, Inc.	3,210	49,274
	Republic Services, Inc.	4,330	176,664
*	Resources Connection, Inc.	1,600	40,800
	Robbins & Myers, Inc.	400	9,376
	Robert Half International, Inc.	4,100	168,264
	Rockwell Automation, Inc.	3,100	211,668
	Rockwell Collins, Inc.	4,140	226,044
	Rollins, Inc.	2,100	41,370
	Roper Industries, Inc.	2,900	135,836
*	Rush Enterprises, Inc. Class A	1,300	22,646
*	Rush Enterprises, Inc. Class B	600	9,678
	Ryder System, Inc.	4,400	237,732
	Schawk, Inc.	1,800	34,056
*	School Specialty, Inc.	1,800	64,872
*	SCS Transportation, Inc.	200	4,894
*	Security Capital Corp.	311	7,555
*	Sequa Corp. Class A	500	40,375
*	Sequa Corp. Class B	300	24,345
*	Servotronics, Inc.	300	1,758
*	Shaw Group, Inc.	5,800	154,512
*	SIFCO Industries, Inc.	610	2,654
	Simpson Manufacturing Co., Inc.	2,800	97,132
*	Sirva, Inc.	4,946	34,671
*	Sitel Corp.	5,373	25,414
	Skywest, Inc.	4,610	107,090
*	SL Industries, Inc.	500	7,805
	Smith (A.O.) Corp.	1,700	74,715
*	SOURCECORP, Inc.	700	17,416
	Southwest Airlines Co.	18,150	292,215
	Sparton Corp.	420	3,528
*	Spherion Corp.	1,700	14,212
*	Spherix, Inc.	800	1,776
* #	Spire Corp.	300	2,421
	SPX Corp.	4,300	226,223
*	Standard Parking Corp.	428	12,078
	Standard Register Co.	1,700	22,066
	Standex International Corp.	1,000	29,350
	Starrett (L.S.) Co. Class A	250	3,553
	Steelcase, Inc. Class A	4,910	91,031
*	Stericycle, Inc.	2,400	160,008
*	Sterling Construction Co., Inc.	300	9,150
*	Strategic Distribution, Inc.	315	3,323
	Sun Hydraulics, Inc.	500	9,850
*	Superior Essex, Inc.	1,200	40,728
	Supreme Industries, Inc.	500	3,550

46

*	Swift Transportation Co., Inc.	5,310	152,078
	Synagro Techonologies, Inc.	5,797	26,029
	Sypris Solutions, Inc.	500	4,260
*	SYS	700	1,988
* #	Taser International, Inc.	2,100	19,572
*	Team, Inc.	500	15,725
	Tech/Ops Sevcon, Inc.	144	864
	Technology Research Corp.	300	1,611
	Tecumseh Products Co. Class A	1,100	23,881
	Tecumseh Products Co. Class B	400	7,800
*	Teledyne Technologies, Inc.	1,900	65,075
	Teleflex, Inc.	2,910	178,499
*	TeleTech Holdings, Inc.	4,400	52,976
	Tennant Co.	800	39,720
*	Terex Corp.	1,900	173,850
*	Tetra Tech, Inc.	2,800	49,280
	Textron, Inc.	3,800	345,534
*	The Advisory Board Co.	500	25,850
	The Brink’s Co.	3,300	181,335
*	The Dun & Bradstreet Corp.	1,500	109,305
*	The Geo Group, Inc.	600	22,380
*	The Lamson & Sessions Co.	900	21,951
	The Manitowoc Co., Inc.	2,800	128,772
*	Thomas & Betts Corp.	3,200	184,000
	Timken Co.	6,700	210,581
	Todd Shipyards Corp.	500	16,450
	Toro Co.	2,400	115,848
*	TRC Companies, Inc.	800	8,360
	Tredegar Industries, Inc.	2,800	39,676
*	Trex Co., Inc.	1,000	27,150
	Trinity Industries, Inc.	3,000	187,020
*	Triumph Group, Inc.	400	18,892
*	Tufco Technologies, Inc.	510	3,468
* #	TurboChef Technologies, Inc.	900	10,071
	Twin Disc, Inc.	400	12,868
*	U.S. Home Systems, Inc.	500	4,875
*	U.S. Xpress Enterprises, Inc. Class A	900	20,043
*	UAL Corp.	5,500	161,865
	UAP Holding Corp.	1,500	35,400
*	Ultralife Batteries, Inc.	1,200	12,228
	Union Pacific Corp.	6,210	576,288
	United Industrial Corp.	300	14,748
	United Parcel Service, Inc.	11,030	888,467
*	United Rentals, Inc.	5,000	162,900
*	United Stationers, Inc.	2,700	125,334
	United Technologies Corp.	17,550	1,097,226
	Universal Forest Products, Inc.	1,100	72,303
*	Universal Security Instruments, Inc.	200	4,080
*	UQM Technologies, Inc.	1,000	5,100
*	URS Corp.	3,700	156,843
*	US Airways Group, Inc.	1,965	91,766
*	USA Truck, Inc.	800	15,816
* #	USG Corp.	1,100	101,288
	Valley National Gases, Inc.	700	15,911
	Valmont Industries, Inc.	1,500	71,850

47

*	Versar, Inc.		460	1,969
	Viad Corp.		1,700	52,173
	Vicor Corp.		1,700	30,260
*	Volt Information Sciences, Inc.		300	8,964
	VSE Corp.		100	3,243
	W.W. Grainger, Inc.		2,710	195,554
	Wabash National Corp.		2,300	38,640
	Wabtec Corp.		2,800	97,916
*	Walter Industries, Inc.		2,200	127,952
	Washington Group International, Inc.		2,210	119,097
*	Waste Connections, Inc.		3,410	131,115
	Waste Industries USA, Inc.		1,100	22,341
	Waste Management, Inc.		8,740	320,059
	Watsco, Inc. Class A		1,300	72,813
	Watsco, Inc. Class B		200	11,200
*	Waton Wyatt & Co. Holdings		2,300	82,432
*	Watts Water Technologies, Inc.		1,900	65,132
	Werner Enterprises, Inc.		5,920	115,262
*	WESCO International, Inc.		1,500	98,610
*	West Corp.		3,300	160,116
*	Westaff, Inc.		1,355	5,393
*	Willis Lease Finance Corp.		700	6,020
* #	Wolverine Tube, Inc.		1,200	3,744
	Woodward Governor Co.		1,800	56,988
*	World Air Holdings, Inc.		1,100	10,395
*	Xanser Corp.		2,679	12,216
*	YRC Worldwide, Inc.		3,700	145,928
Total Industrials				46,996,102

Information Technology — (13.4%)
*	24/7 Real Media, Inc.	.	2,700	22,545
*	3Com Corp.		26,473	119,393
*	Acacia Research-Acacia Technologies		1,600	19,168
*	Access Integrated Technologies, Inc.		700	8,400
*	Actel Corp.		2,000	27,760
*	ActivIdentity Corp.		3,564	15,147
* #	Activision, Inc.		9,966	130,256
*	Actuate Corp.		3,600	14,508
	Acxiom Corp.		4,700	110,826
*	Adaptec, Inc.		8,700	38,889
*	ADC Telecommunications, Inc.		6,300	112,896
*	ADDvantage Technologies Group, Inc.		600	3,060
*	ADE Corp.		700	22,547
*	Adept Technology, Inc.		400	5,412
* #	Adobe Systems, Inc.		10,470	299,756
	Adtran, Inc.		3,100	78,182
*	Advanced Digital Information Corp.		3,600	42,732
*	Advanced Energy Industries, Inc.		2,700	38,070
*	Advanced Micro Devices, Inc.		7,800	240,942
*	Advent Software, Inc.		1,800	59,058
*	Aehr Test Systems		500	3,210
*	Aeroflex, Inc.		5,710	66,864
*	Aetrium, Inc.		500	2,400
*	Affiliated Computer Services, Inc. Class A		6,000	299,520
*	Agere Systems, Inc. Class A		5,700	84,987

48

*	Agile Software Corp.	4,300	28,337
*	Agilent Technologies, Inc.	7,430	259,233
.	Agilysys, Inc.	400	6,600
*	Airspan Networks, Inc.	2,200	11,660
*	Akamai Technologies, Inc.	3,700	115,773
* #	Alliance Data Systems Corp.	3,600	191,052
*	Alliance Semiconductor Corp.	2,900	8,004
*	Altera Corp.	8,820	172,519
*	Altiris, Inc.	2,100	36,645
	American Software, Inc. Class A	1,800	12,564
*	American Technical Ceramics Corp.	704	9,293
*	AMIS Holdings, Inc.	2,400	23,544
*	Amkor Technology, Inc.	5,500	52,305
	Amphenol Corp.	2,100	116,655
*	Amtech Systems, Inc.	300	2,108
*	Anadigics, Inc.	1,700	14,518
*	Analex Corp.	700	1,715
	Analog Devices, Inc.	6,220	209,801
*	Anaren, Inc.	300	5,898
*	Andrew Corp.	12,110	122,553
	Anixter International, Inc.	2,500	121,825
*	Ansoft Corp.	600	11,748
*	Answerthink, Inc.	3,600	16,920
*	Ansys, Inc.	1,100	55,484
*	Anteon International Corp.	400	22,008
*	APA Enterprises, Inc.	900	1,260
*	Apple Computer, Inc.	14,890	889,975
*	Applied Films Corp.	700	19,845
*	Applied Innovation, Inc.	1,100	4,378
	Applied Materials, Inc.	25,540	431,881
*	Applied Micro Circuits Corp.	21,937	64,495
* #	aQuantive, Inc.	2,300	57,017
*	Ariba, Inc.	5,500	46,695
*	Arris Group, Inc.	6,061	72,853
*	Arrow Electronics, Inc.	6,540	212,550
*	Art Technology Group, Inc.	4,200	12,978
*	Ascendia Brands, Inc.	1,200	4,080
*	Aspen Technology, Inc.	2,400	28,080
	Astro-Med, Inc.	400	4,636
*	Asyst Technologies, Inc.	2,800	19,264
*	Atheros Communications	1,700	37,553
*	Atmel Corp.	28,472	136,666
* #	ATMI, Inc.	2,900	75,980
*	Authentidate Holding Corp.	2,883	7,755
*	Autobytel, Inc.	3,400	10,982
*	Autodesk, Inc.	3,400	123,726
.	Automatic Data Processing, Inc	9,850	447,880
*	Avanex Corp.	5,000	8,700
*	Avaya, Inc.	22,300	263,363
*	Avici Systems, Inc.	1,225	7,460
* #	Avid Technology, Inc.	3,210	126,442
*	Avnet, Inc.	10,500	231,840
*	Avocent Corp.	3,800	86,412
.	AVX Corp.	12,360	202,333
*	Aware, Inc.	1,100	6,259

49

*	Axcelis Technologies, Inc.	7,670	48,858
*	Axesstel, Inc.	200	290
*	AXS-One, Inc.	1,800	3,402
*	AXT, Inc.	1,967	6,806
* #	Bankrate, Inc.	500	22,775
*	BEA Systems, Inc.	9,410	127,600
*	BearingPoint, Inc.	14,500	116,435
	Bel Fuse, Inc. Class A	300	8,625
	Bel Fuse, Inc. Class B	700	21,966
.	Belden CDT, Inc.	3,300	105,039
*	Bell Microproducts, Inc.	700	4,228
*	Benchmark Electronics, Inc.	4,900	118,629
*	BISYS Group, Inc.	9,100	134,225
	Black Box Corp.	1,100	56,815
*	Blackboard, Inc.	1,000	26,480
*	Blue Coat Systems, Inc.	600	9,528
*	BMC Software, Inc.	4,800	96,720
* #	Bookham, Inc.	4,600	17,710
*	Borland Software Corp.	5,667	29,978
*	Bottomline Technologies, Inc.	1,200	12,072
*	Brightpoint, Inc.	1,620	34,636
*	Broadcom Corp.	8,170	276,228
*	Brocade Communications Systems, Inc.	15,500	94,705
*	Brooks Automation, Inc.	5,653	68,288
*	BSQUARE Corp.	600	1,398
.	CA, Inc.	8,510	184,922
*	Cabot Microelectronics Corp.	1,900	54,644
*	CACI International, Inc. Class A	1,700	103,564
*	Cadence Design Systems, Inc.	9,600	173,184
*	CalAmp Corp.	2,000	19,560
*	California Micro Devices Corp.	1,400	8,316
*	CallWave, Inc.	1,412	5,295
.	CAM Commerce Solutions, Inc.	200	4,630
*	Captaris, Inc.	836	3,879
*	Carreker Corp.	2,000	11,040
*	Carrier Access Corp.	2,700	21,492
	Cass Information Systems, Inc.	400	20,000
*	Catalyst Semiconductor, Inc.	1,400	6,034
*	Catapult Communications Corp.	700	8,610
*	C-COR, Inc.	3,800	26,068
	CDW Corp.	1,900	106,267
*	Centillium Communications, Inc.	2,200	6,974
*	Ceridian Corp.	7,800	189,774
*	CEVA, Inc.	1,500	9,210
*	CheckFree Corp.	2,700	134,811
*	Checkpoint Systems, Inc.	3,000	67,770
*	Cherokee International Corp.	900	4,698
*	Chordiant Software, Inc.	4,500	14,535
*	Ciber, Inc.	1,300	8,255
*	Ciena Corp.	31,300	131,147
*	Ciprico, Inc.	278	1,654
*	Cirrus Logic, Inc.	5,000	40,900
* #	Cisco Sytems, Inc.	106,900	2,103,792
*	Citrix Systems, Inc.	4,300	161,594
*	CNET Networks, Inc.	5,000	43,800

50

	Cognex Corp.	3,600	90,396
*	Cognitronics Corp.	700	2,009
*	Cognizant Technology Solutions Corp.	3,400	200,600
*	Coherent, Inc.	2,400	79,032
	Cohu, Inc.	1,210	20,969
*	Comarco, Inc.	600	6,096
*	CommScope, Inc.	3,300	96,459
	Communications Systems, Inc.	500	5,425
*	Computer Horizons Corp.	2,500	12,425
*	Computer Sciences Corp.	10,050	565,313
*	Computer Task Group, Inc.	1,885	8,954
*	Compuware Corp.	20,220	148,819
*	Comtech Telecommunications Corp.	800	24,048
* #	Comverse Technology, Inc.	7,650	172,278
*	Concur Technologies, Inc.	1,200	18,084
*	Concurrent Computer Corp.	4,500	12,195
*	Conexant Systems, Inc.	26,900	78,817
* #	Convera Corp.	1,000	6,370
*	Convergys Corp.	10,010	186,586
*	Corillian Corp.	2,700	7,830
*	Corning, Inc.	26,910	652,568
*	Covansys Corp.	2,800	38,528
*	Credence Systems Corp.	4,700	21,432
* #	Cree, Inc.	4,200	107,730
*	CSG Systems International, Inc.	2,700	62,856
	CTS Corp.	1,000	13,580
*	Cyberoptics Corp.	825	11,270
*	Cybersource Corp.	1,936	18,431
*	Cymer, Inc.	2,100	97,419
* #	Cypress Semiconductor Corp.	7,500	113,850
	Daktronics, Inc.	600	28,578
*	Datalink Corp.	500	3,150
	Dataram Corp.	500	2,625
*	Dell, Inc.	22,310	566,228
*	Delphax Technologies, Inc.	800	2,336
	Diebold, Inc.	4,900	208,299
*	Digi International, Inc.	1,920	22,829
*	Digimarc Corp.	1,800	10,746
*	Digital Angel Corp.	3,700	13,024
*	Digital Insight Corp.	2,000	64,700
*	Digital River, Inc.	1,300	57,148
*	Digital Theater Systems, Inc.	1,400	26,348
*	Digitas, Inc.	5,200	67,652
*	Diodes, Inc.	1,550	55,196
*	Ditech Networks, Inc.	2,400	21,696
*	DocuCorp International, Inc.	1,000	7,950
*	Dot Hill Systems Corp.	3,700	14,208
*	DSP Group, Inc.	2,300	60,467
*	DST Systems, Inc.	1,800	105,840
*	Dycom Industries, Inc.	3,110	66,989
*	Dynamics Research Corp.	502	7,159
*	EarthLink, Inc.	8,420	70,139
*	eBay, Inc.	19,190	629,624
*	Echelon Corp.	3,000	25,260
*	eCollege.com, Inc.	1,144	26,175

51

* #	EDGAR Online, Inc.		1,000	4,250
*	Edgewater Technology, Inc.		900	6,102
*	EFJ, Inc.		2,200	15,004
*	eFunds Corp.		3,500	79,030
*	Electro Scientific Industries, Inc.		2,192	43,599
*	Electroglas, Inc.		1,200	4,176
*	Electronic Arts, Inc.		5,330	224,233
	Electronic Data Systems Corp.		12,410	304,293
*	Electronics for Imaging, Inc.		4,310	100,983
*	eLoyalty Corp.		300	3,982
*	Embarcadero Technologies, Inc.		2,206	12,309
*	EMC Corp.		57,990	742,272
* #	EMCORE Corp.		2,300	21,919
*	EMS Technologies, Inc.		200	3,946
*	Emulex Corp.		4,800	85,056
* #	Endwave Corp.		600	7,722
*	Entegris, Inc.		10,100	97,768
*	Entrust, Inc.		2,300	7,360
*	Epicor Software Corp.		3,100	33,449
*	EPIQ Systems, Inc.		900	14,418
*	ePlus, Inc.		600	8,100
*	Equinix, Inc.		1,300	75,764
*	eSpeed, Inc.		2,100	16,275
*	ESS Technology, Inc.		2,801	7,227
*	Euronet Worldwide, Inc.		1,300	45,539
*	Evans & Sutherland Computer Corp.	.	500	2,855
*	Exar Corp.		600	7,920
*	Excel Technology, Inc.		600	17,892
*	Extreme Networks, Inc.		9,230	40,981
*	F5 Networks, Inc.		2,200	106,744
	Factset Research Systems, Inc.		1,600	71,856
	Fair Isaac Corp.		2,600	92,482
*	Fairchild Semiconductor Corp. Class A		8,700	151,989
*	FalconStor Software, Inc.		1,700	10,829
*	Fargo Electronics		700	17,381
*	Faro Technologies, Inc.		100	1,503
*	FEI Co.		2,210	51,714
	Fidelity National Information Services, Inc.		4,601	169,041
*	Filenet Corp.		3,200	83,360
*	Finisar Corp.		10,000	45,700
	First Data Corp.		13,360	616,030
*	Fiserv, Inc.		5,900	254,585
* #	Flir Systems, Inc.		4,000	102,120
*	Forgent Networks, Inc.		800	1,168
*	FormFactor, Inc.		1,500	58,110
*	Forrester Research, Inc.		1,500	38,415
*	Foundry Networks, Inc.		10,300	132,458
*	Freescale Semiconductor, Inc.		600	18,498
*	Freescale Semiconductor, Inc. Class B		1,200	37,452
	Frequency Electronics, Inc.		800	9,856
*	FSI International, Inc.		2,539	12,289
* #	Gartner Group, Inc.		3,800	59,470
*	Gateway, Inc.		7,400	12,728
* #	Genesis Microchip, Inc.		1,700	20,791
*	Gerber Scientific, Inc.		900	9,405

52

	Gevity HR, Inc.		1,300	35,269
*	Glenayre Technologies, Inc.		5,700	15,903
*	Global Imaging Systems, Inc.		1,810	74,120
	Global Payments, Inc.		4,400	204,952
*	Globecomm Systems, Inc.		1,100	7,282
* #	GlobeTel Communications Corp.		2,400	3,216
*	Globix Corp.		3,910	16,422
* #	Google, Inc.		200	74,364
*	Greenfield Online, Inc.		2,100	15,435
*	GSE Systems, Inc.		84	370
*	GTSI Corp.		400	2,484
*	Harmonic, Inc.		4,200	18,900
#	Harris Corp.		3,100	126,232
*	Hauppauge Digital, Inc.		1,000	4,008
*	HEI, Inc.		100	223
	Henry Jack & Associates, Inc.	.	5,200	97,552
*	Hewitt Associates, Inc. Class A		200	5,326
	Hewlett-Packard Co.		69,000	2,234,220
*	hi/fn, Inc	.	997	5,344
*	HomeStore, Inc.		4,900	29,204
*	Hutchinson Technology, Inc.		1,900	44,137
*	Hypercom Corp.		3,200	34,624
*	Hyperion Solutions Corp.		3,250	93,308
*	I.D. Systems, Inc.		300	6,159
*	i2 Technologies, Inc.		1,300	16,315
*	Ibis Technology Corp.		600	1,412
*	Identix, Inc.		1,700	10,030
*	iGATE Capital Corp.		4,297	25,825
*	ImageWare Systems, Inc.		1,000	1,690
	Imation Corp.		2,600	100,048
*	Immersion Corp.		1,500	8,460
*	Indus International, Inc.		3,700	11,137
* #	Infocrossing, Inc.		1,710	18,742
*	InFocus Corp.		2,100	9,954
*	Informatica Corp.		2,900	40,774
*	Inforte Corp.		1,200	6,012
*	InfoSpace, Inc.		2,400	54,408
*	Ingram Micro, Inc.		11,810	203,841
*	Innodata Isogen, Inc.		1,700	4,080
*	Innovex, Inc.		1,800	7,830
*	Insight Enterprises, Inc.		3,710	67,299
*	InsWeb Corp.		100	275
	Integral Systems, Inc.		800	23,008
*	Integrated Device Technology, Inc.		14,420	206,783
*	Integrated Silicon Solution, Inc.		1,783	10,056
	Intel Corp.		82,500	1,486,650
*	Intelli-Check, Inc.		440	2,064
*	Intelligent Systems Corp.		100	200
*	Interactive Intelligence, Inc.		600	6,072
*	Interdigital Communications Corp.		1,900	53,865
*	Intergraph Corp.		1,200	42,660
*	Interlink Electronics, Inc.		200	562
*	Intermec, Inc.		2,500	57,600
	International Business Machines Corp.		27,000	2,157,300
*	International DisplayWorks, Inc.		1,500	7,680

53

* #	International Rectifier Corp.	5,100	227,205
*	Internet Capital Group, Inc.	3,020	26,032
*	Internet Security Systems, Inc.	3,400	69,632
*	Interphase Corp.	400	2,336
	Intersil Corp.	7,650	205,097
	Inter-Tel, Inc.	2,000	41,860
*	Intervideo, Inc.	1,229	12,548
*	Intervoice, Inc.	1,800	11,844
*	Interwoven, Inc.	3,237	29,716
*	Intest Corp.	600	2,598
*	Intevac, Inc.	700	15,008
*	IntriCon Corp.	400	2,540
*	Intuit, Inc.	4,200	232,218
*	INX, Inc.	300	2,100
*	Iomega Corp.	4,286	14,058
*	iPass, Inc.	800	5,088
*	Iron Mountain, Inc.	4,500	166,230
*	Iteris, Inc.	2,000	4,760
*	Itron, Inc.	1,200	71,760
*	Ixia	4,400	45,364
*	IXYS Corp.	1,230	12,300
*	j2 Global Communications, Inc.	1,800	47,808
	Jabil Circuit, Inc.	7,100	247,222
*	Jaco Electronics, Inc.	700	2,335
*	JDA Software Group, Inc.	800	11,136
*	JDS Uniphase Corp.	54,400	164,832
* #	Juniper Networks, Inc.	13,300	211,869
*	Jupitermedia Corp.	1,800	26,838
*	Keane, Inc.	4,400	60,984
	Keithley Instruments, Inc.	1,200	15,300
*	Kemet Corp.	1,900	18,164
*	Key Tronic Corp.	700	2,590
*	Keynote Systems, Inc.	1,220	12,798
*	Kintera, Inc.	800	1,112
	KLA-Tencor Corp.	6,200	254,448
*	Komag, Inc.	1,800	74,754
*	Kopin Corp.	5,500	24,530
*	Kronos, Inc.	1,900	76,000
*	Kulicke & Soffa Industries, Inc.	2,400	19,368
*	KVH Industries, Inc.	1,300	14,781
*	Lam Research Corp.	3,400	152,286
	Landauer, Inc.	300	13,980
*	LaserCard Corp.	500	8,275
*	Lattice Semiconductor Corp.	8,600	51,858
*	Lawson Software, Inc.	7,912	53,406
*	LeCroy Corp.	1,000	13,700
*	Lexar Media, Inc.	2,500	23,575
*	Lexmark International, Inc.	2,400	137,400
*	Lightbridge, Inc.	2,000	23,400
	Linear Technology Corp.	6,700	226,125
*	Lionbridge Technologies, Inc.	3,100	20,460
*	Littlefuse, Inc.	1,600	56,048
*	LogicVision, Inc.	300	552
*	Logility, Inc.	700	7,228
*	LoJack Corp.	1,100	19,415

54

*	LookSmart, Ltd.	1,828	7,988
* #	LSI Logic Corp.	21,300	207,249
*	LTX Corp.	3,600	26,712
*	Lucent Technologies, Inc.	46,400	118,320
* #	Lumera Corp.	500	1,770
*	Macrovision Corp.	3,000	67,620
*	Magma Design Automation, Inc.	3,100	21,669
*	Management Network Group, Inc.	2,446	5,748
*	Manhattan Associates, Inc.	1,300	26,156
*	ManTech International Corp. Class A	1,100	37,235
*	Manugistic Group, Inc.	6,140	15,289
*	Mapinfo Corp.	1,800	24,516
*	Marchex, Inc. Class B	1,600	27,328
*	Mastec, Inc.	3,600	46,332
*	Mattson Technology, Inc.	2,700	24,192
	Maxim Integrated Products, Inc.	7,090	217,876
	Maximus, Inc.	1,700	54,043
* #	Maxwell Technologies, Inc.	600	12,000
*	McAfee, Inc.	4,800	113,520
*	McDATA Corp. Class A	5,500	20,790
*	McDATA Corp. Class B	200	708
*	Mechanical Technology, Inc.	2,100	8,526
*	MEMC Electronic Materials, Inc.	5,200	182,104
*	Mentor Graphics Corp.	6,110	76,803
*	Mercury Computer Systems, Inc.	100	1,642
*	Merix Corp.	1,600	15,392
	Mesa Laboratories, Inc.	200	2,998
*	MetaSolv, Inc.	2,700	8,262
	Methode Electronics, Inc.	2,500	23,850
*	Metrologic Instruments, Inc.	1,700	25,551
*	Micrel, Inc.	4,700	52,922
*	Micro Linear Corp.	800	2,240
	Microchip Technology, Inc.	4,800	164,640
*	Micron Technology, Inc.	36,380	602,453
*	Micros Systems, Inc.	2,000	82,300
*	Microsemi Corp.	2,200	52,756
	Microsoft Corp.	172,900	3,916,185
*	MicroStrategy, Inc.	300	28,314
*	Microtune, Inc.	3,200	20,480
* #	Midway Games, Inc.	1,800	12,870
* #	Mindspeed Technologies, Inc.	3,800	10,906
*	MIPS Technologies, Inc.	3,200	18,464
*	MIVA, Inc.	1,100	4,620
*	MKS Instruments, Inc.	4,210	91,904
*	Mobility Electronics, Inc.	1,000	7,150
*	Mobius Management Systems, Inc.	1,500	8,850
	Mocon, Inc.	300	2,700
*	Moldflow Corp.	1,000	12,990
#	Molex, Inc.	3,500	124,250
	Molex, Inc. Class A	3,100	94,767
	MoneyGram International, Inc.	4,700	164,406
*	Monolithic System Technology, Inc.	2,100	17,073
	Motorola, Inc.	40,200	847,818
*	MPS Group, Inc.	7,820	117,613
*	MRO Software, Inc.	1,300	27,274

55

*	MRV Communications, Inc.	7,200	21,528
	MTS Systems Corp.	1,100	45,925
* #	Multi-Fineline Electronix, Inc.	1,400	46,578
*	Nanometrics, Inc.	600	6,774
*	Napco Security Systems, Inc.	850	12,376
*	Napster, Inc.	3,600	11,556
	National Instruments Corp.	4,400	123,244
	National Semiconductor Corp.	7,700	197,736
* #	NAVTEQ Corp.	2,300	96,025
*	NCR Corp.	4,100	160,228
*	NeoMagic Corp.	600	2,478
*	Neoware Systems, Inc.	1,100	22,726
*	NETGEAR, Inc.	1,900	44,479
*	NetIQ Corp.	1,000	12,170
*	Netlogic Microsystems, Inc.	600	19,596
*	NetManage, Inc.	800	4,088
*	NetRatings, Inc.	1,660	23,904
*	NetScout Systems, Inc.	2,400	19,128
*	Network Appliance, Inc.	6,600	211,200
*	Network Engines, Inc.	3,600	6,372
*	Network Equipment Technologies, Inc.	1,100	3,234
*	Newport Corp.	1,500	24,600
*	NIC, Inc.	3,486	22,380
*	NMS Communications Corp.	3,036	12,205
* #	Novatel Wireless, Inc.	1,000	11,140
*	Novell, Inc.	27,992	216,378
*	Novellus Systems, Inc.	7,800	180,648
*	Nu Horizons Electronics Corp.	200	1,662
*	Nuance Communications, Inc.	9,400	81,968
*	NumereX Corp. Class A	700	5,008
*	Nvidia Corp.	8,600	197,628
	O.I. Corp.	200	2,365
*	OmniVision Technologies, Inc.	3,100	90,830
*	ON Semiconductor Corp.	17,900	108,116
*	Online Resources Corp.	1,400	17,122
*	Onvia, Inc.	508	2,753
*	ONYX Software Corp.	700	2,968
*	Open Solutions, Inc.	1,100	30,525
*	Openwave Systems, Inc.	5,000	70,700
*	OPNET Technologies, Inc.	1,700	19,261
*	Opsware, Inc.	3,300	25,806
*	Optical Cable Corp.	500	2,445
*	Optical Communication Products, Inc.	3,942	8,081
*	Oracle Corp.	92,700	1,318,194
*	OSI Systems, Inc.	600	11,946
*	Overland Storage, Inc.	1,000	7,980
*	OYO Geospace Corp.	300	17,085
*	Packeteer, Inc.	1,900	21,755
* #	Palm, Inc.	7,450	122,776
*	Parametric Technology Corp.	2,760	36,818
	Park Electrochemical Corp.	1,300	41,301
* #	Parkervision, Inc.	805	8,211
*	Paxar Corp.	3,010	64,023
	Paychex, Inc.	6,640	243,754
*	PC Connection, Inc.	2,026	11,953

56

*	PC-Tel, Inc.		500	4,935
*	PDF Solutions, Inc.		1,400	18,606
*	Pegasystems, Inc.		2,810	19,501
*	Pemstar, Inc.		3,900	11,115
*	Perceptron, Inc.		400	3,060
*	Perficient, Inc.		1,500	20,925
*	Performance Technologies, Inc.		1,200	8,700
*	Pericom Semiconductor Corp.		2,000	17,400
*	Perot Systems Corp.		9,000	126,360
*	Pervasive Software, Inc.		1,718	7,130
*	Phoenix Technologies, Ltd.		1,650	9,570
*	Photon Dynamics, Inc.		1,500	23,925
*	Photronics, Inc.		3,200	53,984
*	Pinnacle Data Systems, Inc.		100	311
*	Planar Systems, Inc.		1,200	16,056
	Plantronics, Inc.		3,570	76,934
*	PLATO Learning, Inc.		1,917	12,997
*	Plexus Corp.		2,300	90,459
*	PLX Technology, Inc.		1,500	17,910
*	PMC-Sierra, Inc.		5,805	55,960
*	Polycom, Inc.		6,300	136,017
*	PortalPlayer, Inc.		100	1,005
*	Power Integrations, Inc.		2,200	38,764
*	Powerwave Technologies, Inc.		8,537	83,577
*	Presstek, Inc.		2,100	20,517
	Printronix, Inc.		500	6,935
*	Progress Software Corp.		1,400	32,592
	QAD, Inc.		1,700	11,968
*	QLogic Corp.		9,100	162,708
	Qualcomm, Inc.		28,800	1,302,048
	Quality Systems, Inc.		900	29,898
*	Qualstar Corp.		608	1,897
*	Quantum Corp.		14,150	41,177
*	Quest Software, Inc.		7,710	107,015
*	QuickLogic Corp.		1,900	10,640
*	Quovadx, Inc.		3,129	8,073
*	Radiant Systems, Inc.		1,800	19,422
*	RadiSys Corp.		1,600	33,200
*	Radyne Corp.		1,100	14,465
*	RAE Systems, Inc.		3,600	14,400
*	Rambus, Inc.		3,131	75,958
*	Ramtron International Corp.		1,000	1,980
*	RealNetworks, Inc.		12,040	113,898
*	Red Hat, Inc.		3,800	99,636
*	Redback Networks, Inc.		2,131	50,910
*	Relm Wireless Corp.		700	4,739
*	REMEC, Inc.		400	452
#	Renaissance Learning, Inc.		1,718	24,997
	Reynolds & Reynolds Co	.	3,500	98,035
*	RF Micro Devices, Inc.		10,700	77,575
*	RF Monolithics, Inc.		500	3,000
	Richardson Electronics, Ltd.		1,300	8,931
*	RightNow Technologies, Inc.		1,100	17,941
*	Rimage Corp.		500	10,560
*	Rofin-Sinar Technologies, Inc.		800	43,648

57

*	Rogers Corp.	1,000	56,960
*	RSA Security, Inc.	5,510	82,815
*	Rudolph Technologies, Inc.	1,510	25,036
*	S1 Corp.	5,500	30,250
*	Saba Software, Inc.	1,804	11,185
	Sabre Holdings Corp.	9,500	203,300
*	Safeguard Scientifics, Inc.	9,245	21,726
*	SafeNet, Inc.	1,234	20,509
* #	Sandisk Corp.	4,400	247,588
*	Sanmina-SCI Corp.	38,000	178,600
*	Sapient Corp.	6,712	35,909
* #	SatCon Technology Corp.	1,702	3,557
*	SBS Technologies, Inc.	1,100	18,128
*	ScanSource, Inc.	700	41,216
*	Scientific Learning Corp.	600	2,868
*	Scientific Technologies, Inc.	700	7,245
*	SCM Microsystems, Inc.	1,223	3,804
*	Seachange International, Inc.	2,200	13,728
* #	Seagate Technology	1,221	28,510
*	Secure Computing Corp.	2,700	23,976
*	Selectica, Inc.	900	2,277
*	Semitool, Inc.	2,610	23,647
*	Semtech Corp.	3,900	65,286
*	SI International, Inc.	800	25,352
*	Sigma Designs, Inc.	900	12,510
*	Silicon Image, Inc.	4,600	43,792
*	Silicon Laboratories, Inc.	3,100	120,931
*	Silicon Storage Technology, Inc.	6,600	24,552
*	SimpleTech, Inc.	3,660	14,457
*	Sirenza Microdevices, Inc.	1,500	17,130
*	Skyworks Solutions, Inc.	11,900	67,354
*	SM&A	525	3,056
*	Solectron Corp.	65,810	234,284
*	Sonic Foundry, Inc.	900	2,007
*	Sonic Solutions, Inc.	900	13,734
*	SonicWALL, Inc.	4,700	39,621
*	Sonus Networks, Inc.	14,300	66,638
	SpectraLink Corp.	1,000	9,280
*	Spectrum Control, Inc.	1,100	8,800
*	SPSS, Inc.	1,100	40,700
*	SRA International, Inc.	2,300	72,358
*	SRS Labs, Inc.	600	3,504
*	SSA Global Technologies, Inc.	400	7,660
*	Staktek Holdings, Inc.	3,800	23,180
*	Standard Microsystems Corp.	1,300	29,627
	StarTek, Inc.	1,000	15,080
	Stellent, Inc.	2,200	24,486
*	Stratasys, Inc.	700	21,182
*	Stratex Networks, Inc.	3,200	13,376
*	Stratos International, Inc.	1,200	6,852
*	SumTotal Systems, Inc.	2,200	12,496
*	Sun Microsystems, Inc.	84,329	392,973
*	Sunair Electronics, Inc.	100	430
*	Sunrise Telecom, Inc.	500	1,150
*	Supertex, Inc.	800	32,448

58

*	SupportSoft, Inc.	1,800	7,020
*	Sybase, Inc.	4,100	83,517
*	Sycamore Networks, Inc.	21,200	93,704
*	Sykes Enterprises, Inc.	2,000	34,480
*	Symantec Corp.	11,300	176,280
#	Symbol Technologies, Inc.	16,010	190,039
*	Symmetricom, Inc.	3,500	25,375
*	Synaptics, Inc.	1,500	35,520
*	SYNNEX Corp.	2,200	39,468
*	Synopsys, Inc.	10,400	212,472
*	Synplicity, Inc.	1,300	8,359
	Syntel, Inc.	1,590	36,570
* #	Take-Two Interactive Software, Inc.	2,900	47,241
#	TALX Corp.	1,900	50,540
*	Tech Data Corp.	4,000	145,200
	Technitrol, Inc.	3,100	70,742
*	Technology Solutions Co.	294	2,996
*	TechTeam Global, Inc.	266	2,641
*	Tekelec	5,100	73,593
	Tektronix, Inc.	4,541	141,498
*	TeleCommunication Systems, Inc.	2,900	6,757
* #	Telkonet, Inc.	1,500	5,550
*	Tellabs, Inc.	24,180	345,774
*	Telular Corp.	700	1,610
*	Teradyne, Inc.	14,300	222,651
*	Terayon Communication Systems, Inc.	1,200	2,028
*	Terremark Worldwide, Inc.	1,455	9,137
*	Tessco Technologies, Inc.	400	7,768
*	Tessera Technologies, Inc.	1,500	42,360
	Texas Instruments, Inc.	27,900	871,317
*	Therma-Wave, Inc.	1,300	1,742
	TheStreet.com, Inc.	900	10,665
*	Think Partnership, Inc.	2,900	5,075
*	THQ, Inc.	4,900	114,317
*	TIBCO Software, Inc.	15,850	121,570
*	Tier Technologies, Inc. Class B	500	3,260
*	TNS, Inc.	500	10,300
*	Tollgrade Communications, Inc.	900	8,658
	Total System Services, Inc.	3,000	54,210
*	Track Data Corp.	700	2,100
*	Transact Technologies, Inc.	300	3,981
*	Transaction Systems Architects, Inc.	1,700	66,402
*	Transmeta Corp.	6,600	9,636
*	Transwitch Corp.	4,498	8,411
*	Travelzoo, Inc.	500	14,890
*	Trident Microsystems, Inc.	1,700	37,536
*	Trimble Navigation, Ltd.	3,000	137,820
	Trio-Tech International	255	1,601
*	Triquint Semiconductor, Inc.	10,100	52,116
	TSR, Inc.	400	1,999
*	TTM Technologies, Inc.	2,800	40,908
*	Tumbleweed Communications Corp.	2,850	7,866
*	Tut Systems, Inc.	1,800	4,842
*	Tyler Technologies, Inc.	2,000	21,260
*	Ulticom, Inc.	2,900	26,332

59

*	Ultimate Software Group, Inc.	700	15,883
*	Ultra Clean Holdings, Inc.	100	845
*	Ultratech, Inc.	1,800	32,202
*	Unisys Corp.	24,600	161,868
	United Online, Inc.	4,810	57,335
*	Universal Display Corp.	1,000	14,620
* #	UTStarcom, Inc.	8,700	55,506
*	VA Software Corp.	1,941	8,230
*	ValueClick, Inc.	6,700	105,592
*	Varian Semiconductor Equipment Associates, Inc.	3,910	121,015
*	Veeco Instruments, Inc.	1,710	41,331
*	VendingData Corp.	700	1,610
* #	VeriFone Holdings, Inc.	700	22,148
*	Verint Systems, Inc.	1,300	42,198
*	VeriSign, Inc.	8,300	186,335
*	Viasat, Inc.	1,500	38,250
*	Video Display Corp.	400	3,496
*	Vignette Corp.	1,900	25,897
* #	Viisage Technology, Inc.	2,100	28,140
*	Virage Logic Corp.	1,800	17,460
*	Vishay Intertechnology, Inc.	12,110	196,788
* #	Vitesse Semiconductor, Inc.	14,541	24,429
*	Vitria Technology, Inc.	1,300	3,497
* #	Vyyo, Inc.	800	5,328
*	WatchGuard Technologies, Inc.	1,000	4,780
*	Web.com, Inc.	1,100	6,215
*	WebEx Communications, Inc.	2,700	88,695
*	webMethods, Inc.	3,500	31,605
*	Websense, Inc.	1,400	31,010
*	WebSideStory, Inc.	1,200	16,452
*	Westell Technologies, Inc.	4,040	10,746
*	Western Digital Corp.	5,300	107,855
*	White Electronics Designs Corp.	2,040	10,424
*	Wind River Systems, Inc.	1,700	16,065
*	Winland Electronics, Inc.	400	1,636
	Wireless Telecom Group, Inc.	1,200	3,240
*	Witness Systems, Inc.	1,900	39,216
*	WJ Communications, Inc.	3,945	8,285
	Woodhead Industries, Inc.	1,000	17,470
*	Wright Express Corp.	100	2,944
*	Xerox Corp.	22,750	312,358
	Xilinx, Inc.	10,000	260,000
*	X-Rite, Inc.	1,810	21,141
*	Yahoo!, Inc.	21,370	675,078
*	Zebra Technologies Corp. Class A	3,600	127,116
*	Zhone Technologies, Inc.	10,800	22,680
* #	ZILOG, Inc.	1,500	4,620
*	Zix Corp.	200	222
*	Zomax, Inc.	912	1,487
*	Zoran Corp.	3,520	87,120
	Zygo Corp.	1,350	20,304
Total Information Technology			57,402,044

Materials — (4.0%)
*	AEP Industries, Inc.	300	9,932

60

	Air Products & Chemicals, Inc.	3,500	226,975
	Airgas, Inc.	5,510	210,978
*	AK Steel Holding Corp.	3,900	52,455
	Albemarle Corp.	3,400	163,200
	Alcoa, Inc.	21,250	674,050
*	Aleris International, Inc.	1,700	73,491
	Allegheny Technologies, Inc.	2,600	165,438
	AMCOL International Corp.	1,600	43,248
*	American Pacific Corp.	505	4,242
	American Vanguard Corp.	866	16,393
	Aptargroup, Inc.	2,570	135,182
	Arch Chemicals, Inc.	1,800	62,550
	Ashland, Inc.	3,810	238,125
*	Atlantis Plastics, Inc.	300	2,982
	Bairnco Corp.	500	5,160
	Balchem Corp.	650	13,455
#	Ball Corp.	2,300	86,066
	Bemis Co., Inc.	7,520	228,608
#	Bowater, Inc.	4,300	99,502
*	Brush Engineered Materials, Inc.	900	18,603
*	Buckeye Technologies, Inc.	600	4,686
	Cabot Corp.	4,500	149,085
	Calgon Carbon Corp.	3,200	21,824
*	Caraustar Industries, Inc.	2,400	21,144
	Carpenter Technology Corp.	1,500	167,700
	Castle (A.M.) & Co.	900	24,930
	Celanese Corp. Class A	100	1,971
*	Century Aluminum Co.	2,000	83,300
*	Chaparral Steel Co.	1,800	110,574
	Chemtura Corp.	16,800	165,144
	Chesapeake Corp.	600	8,208
#	Cleveland-Cliffs, Inc.	1,500	110,430
* #	Coeur d’Alene Mines Corp.	15,400	73,612
	Commercial Metals Co.	6,200	152,582
	Compass Minerals International, Inc.	1,800	45,864
*	Constar International, Inc.	600	2,304
*	Core Molding Technologies, Inc.	800	4,952
*	Crown Holdings, Inc.	8,200	132,266
	Cytec Industries, Inc.	3,410	196,348
	Deltic Timber Corp.	600	34,440
*	Devcon International Corp.	500	3,850
	Dow Chemical Co.	23,280	928,174
	DuPont (E.I.) de Nemours & Co., Inc.	16,000	680,480
	Eagle Materials, Inc.	1,931	94,098
#	Eastman Chemical Co.	4,300	242,434
	Ecolab, Inc.	6,200	240,002
	Empire Resources, Inc.	300	5,820
	Engelhard Corp.	2,300	89,539
	Ferro Corp.	3,200	56,320
#	Florida Rock Industries, Inc.	2,500	131,500
*	Flotek Industries, Inc.	314	6,723
	FMC Corp.	2,800	180,796
#	Freeport-McMoRan Copper & Gold, Inc. Class B	3,800	212,762
	Friedman Industries, Inc.	600	4,944
	Georgia Gulf Corp.	2,610	84,120

61

	Gibraltar Industries, Inc.	2,200	61,270
	Glatfelter (P.H.) Co.	1,100	19,228
*	Graphic Packaging Corp.	3,400	13,192
	Greif, Inc. Class A	800	50,720
	Greif, Inc. Class B	900	53,145
	H.B. Fuller Co.	2,200	106,150
	Hawkins, Inc.	800	11,000
*	Headwaters, Inc.	3,200	87,840
*	Hecla Mining Co.	6,700	36,582
*	Hercules, Inc.	3,600	55,692
*	Huntsman Corp.	100	1,875
	International Flavors & Fragrances, Inc.	5,000	177,950
	International Paper Co.	11,910	404,702
	Kronos Worldwide, Inc.	2,700	79,110
*	Landec Corp.	1,700	14,603
*	Lesco, Inc.	700	10,948
	Louisiana-Pacific Corp.	7,600	184,376
	Lubrizol Corp.	4,900	198,058
	Lyondell Chemical Co.	8,200	198,440
	MacDermid, Inc.	1,500	46,680
#	Martin Marietta Materials, Inc.	1,300	118,963
*	Material Sciences Corp.	800	8,872
*	Maxxam, Inc.	450	14,198
	MeadWestavco Corp.	9,700	265,780
	Metal Management, Inc.	1,900	59,641
	Minerals Technologies, Inc.	1,500	87,510
*	Mines Management, Inc.	300	2,412
*	Mod-Pac Corp.	200	2,138
	Monsanto Co.	4,610	387,978
	Myers Industries, Inc.	1,600	25,440
*	Nalco Holding Co.	400	6,884
*	Nanophase Technologies Corp.	700	4,060
	Nevada Chemicals, Inc.	645	5,934
	NewMarket Corp.	1,000	48,400
	Newmont Mining Corp.	6,570	342,626
	NL Industries, Inc.	2,200	26,202
	NN, Inc.	1,430	18,619
*	Northern Technologies International Corp.	400	2,660
*	Northwest Pipe Co.	479	12,828
	Nucor Corp.	2,800	294,756
	Olin Corp.	3,900	69,069
*	OM Group, Inc.	2,153	68,207
*	Omnova Solutions, Inc.	2,400	14,592
*	Oregon Steel Mills, Inc.	2,200	103,246
*	Owens-Illinois, Inc.	4,900	83,300
	Packaging Corp. of America	7,410	157,833
	Packaging Dynamics Corp.	391	5,462
*	Pactiv Corp.	8,067	199,013
	Penford Corp.	600	8,262
	Phelps Dodge Corp.	4,000	342,760
*	Pioneer Companies, Inc.	700	19,439
*	PolyOne Corp.	7,020	66,339
	PPG Industries, Inc.	5,230	336,498
	Praxair, Inc.	5,510	290,377
	Quaker Chemical Corp.	870	14,894

62

	Quanex Corp.	2,900	114,028
	Reliance Steel & Aluminum Co.	2,008	161,865
	Rock-Tenn Co. Class A	600	9,282
	Rohm & Haas Co.	11,750	592,318
	Rotonics Manufacturing, Inc.	800	2,360
#	Royal Gold, Inc.	1,300	36,764
	RPM International, Inc.	8,497	158,299
*	RTI International Metals, Inc.	1,250	75,063
	Ryerson, Inc.	600	15,660
	Schnitzer Steel Industries, Inc. Class A	1,731	62,039
	Schulman (A.), Inc.	800	19,320
	Schweitzer-Maudoit International, Inc.	1,100	27,907
	Scotts Miracle-Gro Co. Class A	3,700	161,542
	Sealed Air Corp.	2,310	119,127
	Sensient Technologies Corp.	3,500	70,630
	Sigma-Aldrich Corp.	1,910	132,592
	Silgan Holdings, Inc.	2,200	82,258
*	Smurfit-Stone Container Corp.	18,310	219,171
	Spartech Corp.	2,000	45,920
	Steel Dynamics, Inc.	2,700	156,843
	Steel Technologies, Inc.	300	5,628
	Stepan Co.	800	24,560
*	Stillwater Mining Co.	5,700	78,261
	Summa Industries, Inc.	400	3,804
*	Symyx Technologies, Inc.	1,900	50,730
*	Synalloy Corp.	407	5,295
	Temple-Inland, Inc.	6,020	258,920
*	Terra Industries, Inc.	7,120	53,186
	Texas Industries, Inc.	1,500	73,455
*	The Mosaic Co.	1,600	24,896
*	Titanium Metals Corp.	4,000	144,760
	Tronox, Inc. Class B	383	4,952
*	U.S. Concrete, Inc.	2,200	27,236
*	United States Lime & Minerals, Inc.	300	9,939
	United States Steel Corp.	5,870	389,651
*	Universal Stainless & Alloy Products, Inc.	500	13,300
	Valhi, Inc.	8,346	208,567
	Valspar Corp.	7,320	201,446
	Vulcan Materials Co.	2,100	163,905
	Wausau Paper Corp.	3,810	50,940
	Westlake Chemical Corp.	4,700	146,734
	Weyerhaeuser Co.	5,610	358,816
*	Wheeling-Pittsburgh Corp.	1,100	22,473
*	Williams Industries, Inc.	100	259
	Worthington Industries, Inc.	6,710	114,271
* #	Zoltek Companies, Inc.	600	16,830

Total Materials			17,046,116

Other — (0.0%)

*	Pelican Financial Escrow Shares	100	0

Real Estate Investment Trusts — (0.2%)
	Capital Properties, Inc.	300	9,600
#	Capitalsource, Inc.	4,262	99,944
*	CB Richard Ellis Group, Inc.	1,800	139,266

63

	Consolidated-Tokoma Land Co.	400	23,240
	Forest City Enterprises, Inc. Class B	700	30,961
* #	HouseValues, Inc.	100	888
	Jones Lang LaSalle, Inc.	1,600	127,216
	Longview Fibre Co.	1,700	43,418
*	Stratus Properties, Inc.	536	13,400
*	Tejon Ranch Co.	900	37,512
*	The Intergroup Corp.	200	3,204
	The St. Joe Corp.	3,900	183,378
*	Trammell Crow Co.	2,100	72,723
*	United Capital Corp.	600	13,440
*	Wilshire Enterprises, Inc.	700	6,125

Total Real Estate Investment Trusts			804,315

Telecommunication Services — (2.5%)
*	@Road, Inc.	4,903	27,114
	Alaska Communications Systems Group, Inc.	2,400	29,808
#	Alltel Corp.	9,400	581,390
* #	American Tower Corp.	11,400	353,058
	AT&T, Inc.	94,280	2,456,937
	BellSouth Corp.	28,600	965,822
*	Boston Communications Group, Inc.	1,000	1,250
* #	Broadwing Corp.	4,700	53,580
	Centennial Communications Corp.	4,700	27,448
*	Cincinnati Bell, Inc.	13,800	53,682
	Citizens Communications Co.	5,640	71,515
*	Cogent Communications Group, Inc.	3,300	30,360
	Commonwealth Telephone Enterprises, Inc.	300	9,915
*	Crown Castle International Corp.	5,200	165,204
	CT Communications, Inc.	1,500	24,360
	D&E Communications, Inc.	1,200	13,980
* #	Dobson Communications Corp.	8,500	73,015
*	Embarq Corp.	3,350	139,595
	FairPoint Communications, Inc.	200	2,696
* #	First Avenue Networks, Inc.	3,300	45,507
*	General Communications, Inc. Class A	3,910	51,143
	Hector Communications Corp.	300	8,970
	Hickory Tech Corp.	1,230	9,569
*	IDT Corp.	200	2,744
*	IDT Corp. Class B	4,310	59,650
*	InPhonic, Inc.	500	3,600
	Iowa Telecommunications Services, Inc.	100	1,800
*	LCC International, Inc. Class A	1,600	6,016
*	Leap Wireless International, Inc.	4,400	192,852
* #	Level 3 Communications, Inc.	30,000	149,100
*	Moscow CableCom Corp.	800	7,936
*	Nextel Partners, Inc.	1,300	36,920
*	NII Holdings, Inc.	3,700	201,502
	North Pittsburgh Systems, Inc.	700	17,640
*	Premiere Global Services, Inc.	5,500	41,250
*	Price Communications Corp.	4,300	70,219
* #	Qwest Communications International, Inc.	37,900	265,679
*	Rural Cellular Corp. Class A	900	12,024
*	SBA Communications Corp.	3,900	89,271
	Shenandoah Telecommunications Co.	600	26,688

64

	Sprint Nextel Corp.	67,000	1,421,070
*	SunCom Wireless Holdings, Inc.	2,500	3,975
	SureWest Communications	900	17,424
*	Syniverse Holdings, Inc.	600	9,780
*	TALK America Holdings, Inc.	2,300	17,940
	Telephone & Data Systems, Inc.	2,800	109,144
	Telephone & Data Systems, Inc. Special Shares	3,100	118,575
*	Time Warner Telecom, Inc.	2,300	35,029
*	UbiquiTel, Inc.	2,300	23,943
*	United States Cellular Corp.	2,943	176,580
*	US LEC Corp.	1,900	6,422
	USA Mobility, Inc.	1,900	38,551
	Valor Communications Group, Inc.	800	9,856
	Verizon Communications, Inc.	71,210	2,222,464
	Warwick Valley Telephone Co.	200	4,320
*	Wireless Facilities, Inc.	3,488	12,975
*	Xeta Corp.	800	1,880

Total Telecommunication Services			10,610,737

Utilities — (2.8%)
*	AES Corp.	15,970	293,848
	AGL Resources, Inc.	4,300	157,251
*	Allegheny Energy, Inc.	3,900	142,194
#	ALLETE, Inc.	1,670	75,952
	Alliant Energy Corp.	6,100	209,840
	Ameren Corp.	5,000	247,450
	American Electric Power Co., Inc.	4,730	162,097
	American States Water Co.	1,000	36,810
	Aqua America, Inc.	7,100	166,566
*	Aquila, Inc.	20,900	90,079
	Artesian Resources Corp. Class A	200	6,040
	Atmos Energy Corp.	4,600	123,464
#	Avista Corp.	2,800	62,300
	Black Hills Corp.	1,200	40,596
*	Cadiz, Inc.	200	3,602
	California Water Service Group	1,000	37,530
	Cascade Natural Gas Corp.	600	12,600
	CenterPoint Energy, Inc.	4,800	57,552
	Central Vermont Public Service Corp.	700	12,565
	CH Energy Group, Inc.	800	36,840
	Chesapeake Utilities Corp.	200	5,800
	Cleco Corp.	2,800	62,188
* #	CMS Energy Corp.	7,600	97,584
	Connecticut Water Services, Inc.	700	16,282
	Consolidated Edison, Inc.	5,960	262,836
	Constellation Energy Group	1,600	82,720
	Delta Natural Gas Co., Inc.	200	4,928
	Dominion Resources, Inc.	6,030	437,657
#	DPL, Inc.	7,000	187,600
	DTE Energy Co.	4,300	173,806
	Duke Energy Corp.	16,080	453,778
	Duquesne Light Holdings, Inc.	4,400	71,412
*	Dynegy, Inc.	16,900	89,232
	Edison International	3,830	150,289
*	El Paso Electric Co.	1,900	36,632

65

#	Empire District Electric Co.	1,500	32,700
	Energen Corp.	3,200	108,416
	Energy East Corp.	8,300	197,872
	Energy West, Inc.	200	1,953
	EnergySouth, Inc.	500	15,940
	Entergy Corp.	3,600	252,396
*	Environmental Power Corp.	700	4,578
	Equitable Resources, Inc.	1,920	64,608
	Exelon Corp.	11,580	655,544
	FirstEnergy Corp.	5,740	300,891
	Florida Public Utilities Co.	300	3,972
#	FPL Group, Inc.	4,740	188,794
	Great Plains Energy, Inc.	4,100	114,267
	Green Mountain Power Corp.	300	8,595
	Hawaiian Electric Industries, Inc.	4,500	120,915
	IDACORP, Inc.	2,400	80,184
	KeySpan Corp.	1,600	64,048
	Laclede Group, Inc.	1,200	40,380
#	MDU Resources Group, Inc.	2,910	103,247
	MGE Energy, Inc.	1,000	30,940
	Middlesex Water Co.	700	12,684
* #	Mirant Corp.	11,200	278,656
	National Fuel Gas Co.	4,700	168,260
	New Jersey Resources Corp.	2,100	94,332
	Nicor, Inc.	2,500	102,450
	NiSource, Inc.	4,500	97,965
	Northeast Utilities, Inc.	8,600	173,978
	Northwest Natural Gas Co.	1,600	55,808
	NSTAR	5,900	163,194
	OGE Energy Corp.	5,000	155,650
	Oneok, Inc.	6,500	218,335
	Otter Tail Corp.	1,300	33,917
#	Peoples Energy Corp.	2,200	82,544
	Pepco Holdings, Inc.	4,520	103,779
	PG&E Corp.	5,900	234,112
	Piedmont Natural Gas Co.	4,200	102,102
	Pinnacle West Capital Corp.	2,400	94,536
	PNM Resources, Inc.	3,900	98,553
	PPL Corp.	6,310	187,849
	Progress Energy, Inc.	6,010	252,660
	Puget Energy, Inc.	4,500	95,355
	Questar Corp.	3,030	223,281
*	Reliant Energy, Inc.	12,700	147,955
	RGC Resources, Inc.	200	4,949
	SCANA Corp.	1,841	70,179
	SEMCO Energy, Inc.	1,300	7,215
	Sempra Energy	5,550	249,584
*	Sierra Pacific Resources	11,200	155,120
	SJW Corp.	1,400	31,668
	South Jersey Industries, Inc.	2,200	59,092
	Southern Co.	8,880	283,894
	Southern Union Co.	6,300	154,665
	Southwest Gas Corp.	2,200	64,042
	Southwest Water Co.	1,320	17,094
	TECO Energy, Inc.	1,400	21,028

66

TXU Corp.	7,950	455,535
UGI Corp.	2,000	46,520
UIL Holdings Corp.	800	44,184
Unisource Energy Corp.	1,600	48,480
Unitil Corp.	500	12,450
Vectren Corp.	4,300	114,079
Westar Energy, Inc.	4,900	104,419
WGL Holdings, Inc.	2,800	80,640
Wisconsin Energy Corp.	2,900	115,623
WPS Resources Corp.	2,000	97,640
Xcel Energy, Inc.	9,840	184,697
York Water Co.	400	11,200

Total Utilities		12,110,112

TOTAL COMMON STOCKS		393,685,103

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.4%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $14,270,000 FNMA 4.554%(r), 08/01/35, valued at $11,044,513) to be repurchased at $10,723,429	$10,722	10,721,931
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $33,563,059 FHLMC 5.500%, 11/01/34 & 4.500%, 08/01/35, valued at $24,531,994) to be repurchased at $23,708,685	23,705	23,705,366
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,412,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,602,620) to be repurchased at $1,578,213	1,578	1,578,000

TOTAL TEMPORARY CASH INVESTMENTS		36,005,297

TOTAL INVESTMENTS — (100.0%)
(Cost $426,585,289)		$429,690,400

See accompanying Notes to Financial Statements.

67

U.S. CORE EQUITY 2 PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.7%)
Consumer Discretionary — (13.3%)
* #	1-800 CONTACTS, Inc.	300	$4,407
*	1-800-FLOWERS.COM, Inc.	3,400	21,454
*	4Kids Entertainment, Inc.	1,700	28,237
*	99 Cents Only Stores	8,800	98,384
*	A.C. Moore Arts & Crafts, Inc.	2,400	42,024
#	Aaron Rents, Inc.	5,100	137,700
	Aaron Rents, Inc. Class A	1,100	26,950
	Abercrombie & Fitch Co.	1,600	92,560
*	Acme Communications, Inc.	2,100	10,416
	Acme United Corp.	516	7,998
*	ACR Group, Inc.	1,300	5,070
	Advance Auto Parts, Inc.	2,172	82,797
	Advo, Inc.	3,100	82,677
*	Aeropostale, Inc.	5,387	133,274
	AFC Enterprises, Inc.	2,600	35,204
*	Aftermarket Technology Corp.	2,700	65,556
*	Alderwoods Group, Inc.	4,631	89,564
	Aldila, Inc.	700	22,729
*	All American Semiconductor, Inc.	500	1,875
*	Alloy, Inc.	1,652	19,774
*	Amazon.com, Inc.	2,900	100,369
	Ambassadors Group, Inc.	1,000	26,150
	American Axle & Manufacturing Holdings, Inc.	4,200	73,626
*	American Biltrite, Inc.	300	3,267
	American Eagle Outfitters, Inc.	4,100	133,865
	American Greetings Corp. Class A	5,100	114,699
*	America’s Car-Mart, Inc.	1,500	29,685
	Ameristar Casinos, Inc.	7,100	147,822
*	AnnTaylor Stores Corp.	8,400	323,064
* #	Apollo Group, Inc. Class A	1,800	94,158
	Applebees International, Inc.	7,300	147,606
*	Applica, Inc.	3,300	13,530
	Arbitron, Inc.	1,500	59,790
	Arctic Cat, Inc.	1,500	27,510
	Ark Restaurants Corp.	500	14,675
	ArvinMeritor, Inc.	8,900	149,253
*	Asbury Automotive Group, Inc.	4,072	84,942
* #	Audible, Inc.	3,100	28,985
*	Audiovox Corp. Class A	1,100	13,420
*	AutoNation, Inc.	19,688	427,033
*	Autozone, Inc.	1,400	127,022
* #	Avatar Holdings, Inc.	1,000	56,350
*	Aztar Corp.	3,400	176,324

1

*	Bakers Footwear Group, Inc.	800	11,240
*	Ballantyne of Omaha, Inc.	2,000	8,380
*	Bally Technologies, Inc.	5,000	76,900
* #	Bally Total Fitness Holding Corp.	3,600	28,440
	Bandag, Inc.	1,100	41,008
	Bandag, Inc. Class A	1,258	40,256
#	Barnes & Noble, Inc.	8,000	305,440
*	Barry (R.G.) Corp.	640	4,288
	Bassett Furniture Industries, Inc.	600	10,194
	Beasley Broadcast Group, Inc.	1,007	7,321
#	Beazer Homes USA, Inc.	4,872	242,382
	Bebe Stores, Inc.	8,900	132,076
*	Bed Bath and Beyond, Inc.	3,900	137,163
	Belo Corp. Class A	10,044	173,560
*	Benihana, Inc. Class A	968	22,177
	Best Buy Co., Inc.	4,900	259,700
	Big 5 Sporting Goods Corp.	200	4,232
*	Big Dog Holdings, Inc.	1,200	15,300
* #	Big Lots, Inc.	13,775	223,430
*	BJ’s Restaurants, Inc.	2,570	68,516
	Black & Decker Corp.	1,400	121,744
	Blair Corp.	600	21,384
#	Blockbuster, Inc. Class A	15,022	69,852
	Blockbuster, Inc. Class B	5,700	24,339
*	Blount International, Inc.	2,300	29,486
*	Blue Nile, Inc.	200	5,980
*	Bluegreen Corp.	1,300	15,652
	Blyth, Inc.	5,200	109,980
	Bob Evans Farms, Inc.	4,600	128,294
*	Bombay Co., Inc.	1,700	3,910
	Bon-Ton Stores, Inc.	700	18,494
	Books-A-Million, Inc.	2,330	34,717
	Borders Group, Inc.	8,272	171,727
	BorgWarner, Inc.	6,900	453,882
	Bowl America, Inc. Class A	470	6,791
	Boyd Gaming Corp.	2,800	126,000
*	Bright Horizons Family Solutions, Inc.	2,500	89,000
	Brinker International, Inc.	8,100	297,270
	Brown Shoe Company, Inc.	3,400	119,612
	Brunswick Corp.	11,263	404,680
*	Buca, Inc.	1,200	6,300
	Buckle, Inc.	2,400	99,408
	Building Materials Holding Corp.	3,272	93,317
* #	Cabela’s, Inc.	7,200	128,376
*	Cablevision Systems New York Group Class A	4,400	86,504
*	Cache, Inc.	1,900	33,193
	Cadmus Communications Corp.	1,000	17,920
*	California Coastal Communities, Inc.	1,200	42,336
*	California Pizza Kitchen, Inc.	2,100	60,921
	Callaway Golf Co.	9,500	126,635
*	Canterbury Park Holding Corp.	300	4,125
*	Career Education Corp.	9,400	306,346
*	CarMax, Inc.	6,300	200,403
#	Carmike Cinemas, Inc.	1,600	33,808
*	Carriage Services, Inc.	400	1,900

2

*	Carter’s, Inc.	3,400	198,696
*	Casual Male Retail Group, Inc.	4,200	40,950
	Catalina Marketing Corp.	2,400	70,296
	Cato Corp. Class A	3,700	87,283
*	Cavalier Homes, Inc.	2,819	17,619
*	Cavco Industries, Inc.	900	42,687
	CBRL Group, Inc.	5,987	224,093
	CBS Corp. Class A	2,450	63,455
	CBS Corp. Class B	27,400	709,934
*	CEC Entertainment, Inc.	4,000	133,440
#	Centex Corp.	8,500	405,365
*	Champion Enterprises, Inc.	4,544	54,074
*	Champps Entertainment, Inc.	1,955	14,897
#	Charles and Colvard, Ltd.	375	4,012
*	Charlotte Russe Holding, Inc.	2,600	55,198
*	Charming Shoppes, Inc.	15,400	171,556
*	Checkers Drive-In Restaurants, Inc.	1,200	17,628
*	Cheesecake Factory, Inc.	4,944	144,661
	Cherokee, Inc.	500	18,895
* #	Chicos FAS, Inc.	3,300	98,901
	Choice Hotels International, Inc.	3,200	173,024
	Christopher & Banks Corp.	3,500	94,290
*	Chromcraft Revington, Inc.	885	11,284
	Churchill Downs, Inc.	1,600	66,464
	Circuit City Stores, Inc.	10,400	312,416
	Citadel Broadcasting Co.	13,464	128,043
#	CKE Restaurants, Inc.	7,087	118,849
*	CKX, Inc.	10,937	137,369
	Claire’s Stores, Inc.	8,875	241,134
	Clear Channel Communications, Inc.	17,888	550,950
* #	Coach, Inc.	7,100	206,468
	Coachmen Industries, Inc.	800	8,840
	Coast Distribution System, Inc.	500	3,775
	Cobra Electronics Corp.	889	10,499
*	Coinmach Service Corp. Class A	3,140	31,243
*	Coldwater Creek, Inc.	3,250	83,525
*	Collectors Universe, Inc.	1,100	16,214
	Collegiate Pacific, Inc.	1,000	10,470
*	Columbia Sportswear Co.	4,600	217,718
*	Comcast Corp. Class A	52,732	1,694,279
*	Comcast Corp. Special Class A Non-Voting	29,600	947,200
*	Conn’s, Inc.	2,700	78,084
#	Cooper Tire & Rubber Co.	1,100	12,518
*	Corinthian Colleges, Inc.	10,200	140,862
*	Cosi, Inc.	400	3,252
*	Cost Plus, Inc.	3,100	46,841
	Courier Corp.	1,400	53,452
*	Cox Radio, Inc.	2,800	39,396
	CPI Corp.	785	20,614
	Craftmade International, Inc.	600	11,052
*	Crown Media Holdings, Inc.	5,456	23,297
*	CSK Auto Corp.	3,200	40,672
	CSS Industries, Inc.	1,600	48,560
*	Culp, Inc.	400	1,864
*	Cumulus Media, Inc. Class A	5,822	67,419

3

	Cutter & Buck, Inc.	1,400	16,604
*	Cybex International, Inc.	1,400	8,470
*	Cycle Country Accessories Corp.	854	2,092
	Dana Corp.	4,500	11,250
	Darden Restaurants, Inc.	2,600	92,066
	Deb Shops, Inc.	1,700	49,776
*	Deckers Outdoor Corp.	1,500	53,190
	Decorator Industries, Inc.	452	3,908
*	dELiA*s, Inc.	1,343	13,363
	Delta Apparel, Inc.	1,144	19,917
*	Design Within Reach, Inc.	200	1,038
*	DeVry, Inc.	8,400	205,800
*	Dick’s Sporting Goods, Inc.	300	11,664
	Dillards, Inc. Class A	9,044	246,178
*	Discovery Holding Co. Class A	21,348	296,097
*	Discovery Holding Co. Class B	1,003	13,932
	Disney (Walt) Co.	71,612	2,184,166
*	Dixie Group, Inc.	1,700	23,290
	Dollar General Corp.	17,600	286,880
* #	Dollar Tree Stores, Inc.	12,700	335,661
*	Dominion Homes, Inc.	400	4,160
	Domino’s Pizza, Inc.	4,800	113,664
*	Dorman Products, Inc.	2,371	24,018
	Dover Downs Gaming & Entertainment, Inc.	1,000	25,400
	Dover Motorsports, Inc.	2,256	13,671
#	Dow Jones & Co., Inc.	2,300	79,534
*	Drew Industries, Inc.	2,500	79,250
*	drugstore.com, Inc.	11,780	33,809
	DRYCLEAN USA, Inc.	100	201
*	Duckwall-ALCO Stores, Inc.	100	2,986
*	Dura Automotive Systems, Inc.	700	1,617
#	Eastman Kodak Co.	16,963	408,978
*	EchoStar Communications Corp. Class A	2,000	59,860
*	Educate, Inc.	300	2,634
*	Education Management Corp.	4,400	188,980
	Educational Development Corp.	300	2,100
*	EMAK Worldwide, Inc.	400	2,524
*	Emerson Radio Corp.	3,534	11,980
*	Emmis Communications Corp. Class A	2,172	34,882
	Entercom Communications Corp.	3,972	105,894
*	Entravision Communications Corp.	7,600	59,736
* #	Escala Group, Inc.	3,900	28,197
	Escalade, Inc.	1,041	11,347
	Ethan Allen Interiors, Inc.	4,000	152,240
*	Expedia, Inc.	25,000	355,250
*	Factory Card & Party Outlet Corp.	439	2,779
*	Fairchild Corp. Class A	1,100	2,310
	Family Dollar Stores, Inc.	9,000	224,820
*	Famous Dave’s of America, Inc.	1,400	20,972
	Fedders Corp.	2,700	7,317
	Federated Department Stores, Inc.	10,700	779,281
	Finish Line, Inc. Class A	5,372	68,762
*	Finlay Enterprises, Inc.	1,300	12,857
*	Fisher Communications, Inc.	1,044	45,696
*	Fleetwood Enterprises, Inc.	6,500	61,100

4

	Flexsteel Industries, Inc.	865	11,418
#	Foot Locker, Inc.	18,600	449,376
	Ford Motor Co.	38,100	272,796
	Fortune Brands, Inc.	8,600	636,400
* #	Fossil, Inc.	8,472	154,445
*	Fountain Powerboat Industries, Inc.	500	2,370
*	Franklin Covey Co.	2,900	23,229
*	Franklin Electronic Publishers, Inc.	1,143	3,200
	Fred’s, Inc.	4,900	71,344
*	Friendly Ice Cream Corp.	300	2,526
	Frisch’s Restaurants, Inc.	700	17,409
#	Furniture Brands International, Inc.	6,159	132,542
* #	Gaiam, Inc.	1,740	30,067
*	GameStop Corp. Class A	4,300	184,642
*	GameStop Corp. Class B	300	11,595
*	GameTech International, Inc.	1,619	12,822
	Gaming Partners International Corp.	500	9,005
* #	Gander Mountain Co.	1,900	11,514
	Gannett Co., Inc.	5,100	275,451
	Gap, Inc.	15,100	274,820
*	Gaylord Entertainment Co.	5,100	223,482
*	Gemstar-TV Guide International, Inc.	41,700	146,367
#	General Motors Corp.	15,900	428,187
*	Genesco, Inc.	2,800	98,532
*	Gentek, Inc.	1,370	39,387
	Gentex Corp.	17,200	249,228
	Genuine Parts Co.	10,200	439,212
*	Getty Images, Inc.	3,772	247,707
*	G-III Apparel Group, Ltd.	1,753	15,549
*	Goodyear Tire & Rubber Co.	5,200	66,144
*	Gottschalks, Inc.	1,800	14,220
	Gray Television, Inc.	3,300	21,846
	Gray Television, Inc. Class A	100	670
	Group 1 Automotive, Inc.	1,500	91,155
*	GSI Commerce, Inc.	5,300	83,475
*	Guess?, Inc.	2,687	111,403
*	Guitar Center, Inc.	3,200	154,080
*	Gymboree Corp.	3,500	123,865
#	H&R Block, Inc.	4,300	97,825
*	Hampshire Group, Ltd.	1,000	18,550
	Hancock Fabrics, Inc.	1,100	3,630
	Harley-Davidson, Inc.	2,744	136,788
	Harman International Industries, Inc.	1,200	101,676
	Harrah’s Entertainment, Inc.	6,900	524,676
*	Harris Interactive, Inc.	8,418	41,922
	Harte-Hanks, Inc.	4,744	129,701
*	Hartmarx Corp.	5,200	38,844
	Hasbro, Inc.	21,288	394,680
*	Hastings Entertainment, Inc.	1,200	9,072
	Haverty Furniture Co., Inc.	2,267	31,783
	Haverty Furniture Co., Inc. Class A	500	7,000
*	Hayes Lemmerz International, Inc.	1,000	2,560
	Hearst-Argyle Television, Inc.	5,467	121,149
*	Hibbett Sporting Goods, Inc.	2,100	54,306
	Hilton Hotels Corp.	22,300	612,358

5

	Hollinger International, Inc. Class A	3,700	26,529
*	Hollywood Media Corp.	3,897	16,601
	Home Depot, Inc.	37,500	1,429,500
* #	Home Solutions of America, Inc.	4,100	41,820
	Horton (D.R.), Inc.	17,400	458,664
*	Hot Topic, Inc.	5,272	72,964
*	Hovnanian Enterprises, Inc. Class A	1,800	57,294
*	IAC/InterActiveCorp	22,800	588,924
*	Iconix Brand Group, Inc.	3,500	55,895
	IHOP Corp.	2,400	115,248
	ILX Resorts, Inc.	423	4,002
*	Image Entertainment, Inc.	2,800	10,248
*	IMPCO Technologies, Inc.	3,400	36,346
* #	Infosonics Corp.	900	23,769
	Interactive Data Corp.	10,900	212,877
*	Interface, Inc. Class A	5,600	64,288
	International Game Technology	5,787	215,450
	International Speedway Corp. Class A	3,500	169,890
* #	Interpublic Group of Companies, Inc.	7,400	70,522
*	Interstate Hotels & Resorts, Inc.	4,000	26,000
*	INVESTools, Inc.	3,900	34,047
*	Isle of Capri Casinos, Inc.	4,100	115,866
*	ITT Educational Services, Inc.	1,400	91,000
	J. Alexander’s Corp.	700	5,922
*	Jack in the Box, Inc.	4,387	182,762
	Jackson Hewitt Tax Service, Inc.	4,200	137,340
*	Jaclyn, Inc.	400	3,080
*	Jakks Pacific, Inc.	1,700	33,133
*	Jameson Inns, Inc.	7,500	21,750
* #	Jarden Corp.	8,000	240,320
*	Jennifer Convertibles, Inc.	500	2,850
	Johnson Controls, Inc.	7,189	612,287
	Jones Apparel Group, Inc.	12,900	418,476
*	Jos. A. Bank Clothiers, Inc.	2,025	73,548
	Journal Communications, Inc. Class A	700	8,064
	Journal Register Co.	2,100	21,000
*	K2, Inc.	1,000	11,030
	KB Home	5,200	266,240
	Kellwood Co.	1,200	37,428
	Kenneth Cole Productions, Inc. Class A	1,500	36,855
*	Keystone Automotive Industries, Inc.	2,000	80,640
	Kimball International, Inc. Class B	3,200	48,000
*	Kirkland’s, Inc.	600	3,594
	Knape & Vogt Manufacturing Co.	300	5,637
	Knight-Ridder, Inc.	2,900	179,829
*	Kohl’s Corp.	6,100	327,509
	Koss Corp.	400	9,938
* #	Krispy Kreme Doughnuts, Inc.	7,675	72,375
	K-Swiss, Inc. Class A	2,400	63,312
*	LaCrosse Footwear, Inc.	797	9,684
*	Lakeland Industries, Inc.	600	10,320
*	Lamar Advertising Co.	5,100	278,052
	Landry’s Restaurants, Inc.	1,100	33,671
*	Laureate Education, Inc.	5,962	281,585
*	Lazare Kaplan International, Inc.	400	3,392

6

#	La-Z-Boy, Inc.	6,464	96,701
* #	Leapfrog Enterprises, Inc.	700	7,175
	Lear Corp.	1,400	33,180
	Lee Enterprises, Inc.	2,500	71,475
	Leggett & Platt, Inc.	11,700	297,063
	Lennar Corp. Class A	10,200	488,682
	Lennar Corp. Class B	2,600	114,660
*	Lenox Group, Inc.	1,889	19,192
	Levitt Corp. Class A	2,400	38,208
	Libbey, Inc.	1,700	19,329
* #	Liberty Global, Inc. Class A	11,700	268,281
*	Liberty Media Holding Corp. Capital Class A	4,840	385,119
*	Liberty Media Holding Corp. Capital Class B	227	18,410
*	Liberty Media Holding Corp. Interactive Class A	24,200	434,632
*	Liberty Media Holding Corp. Interactive Class B	1,135	20,328
*	LIFE TIME FITNESS, Inc.	3,500	160,125
	Lifetime Brands, Inc.	1,600	44,320
	Limited Brands, Inc.	6,872	186,644
*	Lin TV Corp.	1,400	12,320
	Lithia Motors, Inc. Class A	800	25,600
*	Live Nation, Inc.	7,987	182,104
	Liz Claiborne, Inc.	6,200	239,754
*	LKQ Corp.	6,200	121,210
*	Lodgenet Entertainment Corp.	1,600	30,256
*	Lodgian, Inc.	3,400	39,134
	Lone Star Steakhouse & Saloon, Inc.	600	15,618
	Lowe’s Companies, Inc.	13,900	865,692
*	Luby’s, Inc.	3,200	33,408
	M/I Homes, Inc.	700	25,200
*	Mace Security International, Inc.	1,749	4,547
*	Main Street Restaurant Group, Inc.	2,100	13,104
	Marine Products Corp.	4,300	41,710
*	MarineMax, Inc.	2,300	66,171
	Marriott International, Inc. Class A	2,100	151,893
*	Martha Stewart Living Omnimedia, Inc.	1,400	23,786
*	Marvel Entertainment, Inc.	8,300	158,530
	Mattel, Inc.	22,600	379,906
	Matthews International Corp. Class A	3,600	125,136
*	Max & Erma’s Restaurants, Inc.	200	1,950
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,800	43,110
	McDonald’s Corp.	22,288	739,293
	McGraw-Hill Companies, Inc.	2,972	153,355
#	MDC Holdings, Inc.	2,300	124,545
*	Meade Instruments Corp.	1,100	3,025
	Media General, Inc. Class A	1,100	41,393
*	Mediacom Communications Corp.	10,200	64,770
	Meredith Corp.	3,800	190,190
*	Meritage Homes Corp.	3,400	182,206
	Meritage Hospitality Group, Inc.	425	1,806
*	Mestek, Inc.	1,365	19,724
*	MGM Mirage	16,800	696,528
	Michaels Stores, Inc.	4,500	174,915
*	Midas, Inc.	800	16,616
*	Mity Enterprises, Inc.	600	11,400
	Modine Manufacturing Co.	2,900	68,150

7

*	Mohawk Industries, Inc.	5,300	390,610
	Monaco Coach Corp.	3,800	49,552
*	Monarch Casino & Resort, Inc.	1,100	30,316
	Monro Muffler Brake, Inc.	1,600	57,808
*	Mothers Work, Inc.	786	20,892
	Movado Group, Inc.	900	16,821
#	Movie Gallery, Inc.	600	2,994
*	MTR Gaming Group, Inc.	2,400	23,376
*	Multimedia Games, Inc.	3,400	38,114
*	Nathan’s Famous, Inc.	712	9,670
	National Presto Industries, Inc.	900	48,870
*	National RV Holdings, Inc.	1,241	7,074
#	Nautilus Group, Inc.	2,500	42,250
* #	Navarre Corp.	600	2,100
*	Navigant International, Inc.	2,200	35,728
	Nelson (Thomas), Inc.	1,000	29,750
*	Netflix, Inc.	3,300	91,377
*	Nevada Gold & Casinos, Inc.	1,700	12,495
*	New Frontier Media, Inc.	3,170	27,389
*	New York & Co., Inc.	500	5,935
	Newell Rubbermaid, Inc.	4,772	126,267
	News Corp. Class A	84,700	1,615,229
#	News Corp., Inc. Class B When Issued	39,780	794,407
	NIKE, Inc. Class B	3,400	273,054
	Nobel Learning Communities, Inc.	942	9,575
	Nobility Homes, Inc.	605	16,789
	Noble International, Ltd.	1,670	25,968
	Nordstrom, Inc.	4,672	172,070
* #	NTL, Inc.	12,250	326,830
* #	Nutri/System, Inc.	1,900	129,048
*	NVR, Inc.	200	121,800
	Oakley, Inc.	8,200	135,300
*	Office Depot, Inc.	11,300	469,741
	OfficeMax, Inc.	8,444	348,991
#	Omnicom Group, Inc.	3,100	294,841
*	Opinion Research Corp.	100	606
	Orleans Homebuilders, Inc.	2,400	47,424
#	OSI Restaurant Partners, Inc.	9,000	330,120
*	O’Charleys, Inc.	2,800	46,620
*	O’Reilly Automotive, Inc.	10,400	329,576
*	Outdoor Channel Holdings, Inc.	3,400	41,310
* #	Overstock.com, Inc.	600	12,918
	Oxford Industries, Inc.	2,100	84,672
*	P & F Industries, Inc. Class A	434	5,755
* #	P.F. Chang’s China Bistro, Inc.	2,500	103,525
* #	Pacific Sunwear of California, Inc.	8,400	184,380
*	Palm Harbor Homes, Inc.	2,800	54,096
*	Panera Bread Co.	989	64,048
* #	Pantry, Inc.	2,000	115,600
*	Papa John’s International, Inc.	2,000	62,920
*	Payless ShoeSource, Inc.	8,487	226,433
*	PC Mall, Inc.	1,625	10,302
* #	Penn National Gaming, Inc.	4,900	188,307
	Penney (J.C.) Co., Inc.	8,100	492,156
*	Perry Ellis International, Inc.	1,200	28,992

8

*	Petco Animal Supplies, Inc.	5,700	120,612
*	PetMed Express, Inc.	1,100	13,618
	PETsMART, Inc.	8,100	216,108
	Phillips-Van Heusen Corp.	5,472	193,982
*	Phoenix Footwear Group, Inc.	1,000	4,880
	Pier 1 Imports, Inc.	11,000	93,390
*	Pinnacle Entertainment, Inc.	5,700	176,415
*	Playboy Enterprises, Inc. Class A	428	3,711
*	Playboy Enterprises, Inc. Class B	3,500	33,740
*	Point.360	1,200	2,736
	Polaris Industries, Inc.	4,100	182,573
	Polo Ralph Lauren Corp.	3,600	203,400
*	Pomeroy IT Solutions, Inc.	200	1,466
	Pool Corp.	1,800	77,742
#	Pre-Paid Legal Services, Inc.	600	20,964
* #	Priceline.com, Inc.	4,800	149,280
*	PRIMEDIA, Inc.	7,900	14,457
*	Princeton Review, Inc.	3,500	19,740
* #	Progressive Gaming International Corp.	800	8,088
*	Proliance International, Inc.	2,068	9,616
*	ProQuest Co.	2,144	25,556
	Pulte Homes, Inc.	14,288	463,931
*	QEP Co., Inc.	400	4,176
*	Quaker Fabric Corp.	200	320
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	7,400	29,600
* #	Quiksilver, Inc.	15,300	190,638
	R.H. Donnelley Corp.	1,865	102,239
*	Radio One, Inc. Class D	6,814	49,947
#	RadioShack Corp.	6,616	111,281
*	Rare Hospitality International, Inc.	4,300	132,225
*	RC2 Corp.	2,700	95,985
*	RCN Corp.	4,572	120,106
	Reader’s Digest Association, Inc.	7,000	99,610
*	Reading International, Inc. Class A	2,802	22,612
*	Reading International, Inc. Class B	300	2,310
*	Red Lion Hotels Corp.	1,800	20,664
*	Red Robin Gourmet Burgers, Inc.	1,900	79,705
*	RedEnvelope, Inc.	1,000	10,200
*	Regent Communications, Inc.	1,660	6,922
	Regis Corp.	4,800	166,464
*	Rent-A-Center, Inc.	8,736	207,742
*	Rentrak Corp.	1,400	15,008
*	Rent-Way, Inc.	3,700	26,677
*	Restoration Hardware, Inc.	4,900	31,752
* #	Retail Ventures, Inc.	5,000	76,250
*	Rex Stores Corp.	600	8,856
*	Rockford Corp.	1,400	5,180
*	Rocky Brands, Inc.	700	16,660
	Ross Stores, Inc.	2,500	70,625
*	Rubio’s Restaurants, Inc.	1,365	12,285
#	Ruby Tuesday, Inc.	7,017	195,143
	Russ Berrie & Co., Inc.	2,800	36,400
	Russell Corp.	2,372	43,289
*	Ryan’s Restaurant Group, Inc.	5,272	65,215

9

	Ryland Group, Inc.	5,400	265,734
*	Saga Communications, Inc. Class A	1,000	10,090
	Saks, Inc.	16,300	261,615
*	Salem Communications Corp.	1,712	24,773
* #	Salton, Inc.	1,700	4,675
	Sauer-Danfoss, Inc.	5,995	149,156
*	Scholastic Corp.	2,700	71,064
*	Scientific Games Corp.	3,272	124,761
	Scripps (E.W.) Co.	7,172	331,920
*	Sears Holdings Corp.	5,900	896,033
* #	Select Comfort Corp.	2,100	68,796
	Service Corp. International	31,376	250,694
* #	Sharper Image Corp.	2,100	28,476
	Sherwin-Williams Co.	2,400	116,088
*	Shiloh Industries, Inc.	2,294	45,031
*	Shoe Carnival, Inc.	300	6,987
* #	Shuffle Master, Inc.	2,100	76,566
	Sinclair Broadcast Group, Inc. Class A	3,900	33,189
* #	Sirius Satellite Radio, Inc.	15,700	71,121
* #	Six Flags, Inc.	4,500	37,800
*	Skechers U.S.A., Inc. Class A	2,900	77,894
	Skyline Corp.	1,000	36,980
* #	Smith & Wesson Holding Corp.	2,500	18,600
	Snap-On, Inc.	6,972	291,987
	Sonesta International Hotels Corp. Class A	161	3,400
	Sonic Automotive, Inc.	3,787	90,623
*	Sonic Corp.	8,150	177,996
*	Sotheby’s Holdings, Inc. Class A	3,400	90,950
* #	Source Interlink Companies, Inc.	6,400	72,576
*	Spanish Broadcasting System, Inc.	800	4,368
	Spartan Motors, Inc.	1,500	20,835
	Speedway Motorsports, Inc.	5,500	211,475
*	Sport Chalet, Inc. Class A	1,675	13,902
*	Sport Chalet, Inc. Class B	225	1,732
	Sport-Haley, Inc.	400	2,044
*	Sportsman’s Guide, Inc.	867	26,426
	Stage Stores, Inc.	3,300	107,415
*	Stamps.com, Inc.	1,200	35,988
	Standard Motor Products, Inc.	400	3,164
	Standard Pacific Corp.	3,500	105,245
	Stanley Furniture, Inc.	1,500	38,400
	Staples, Inc.	7,100	166,779
*	Starbucks Corp.	6,287	224,132
*	Starwood Hotels & Resorts Worldwide, Inc.	11,140	680,654
#	Station Casinos, Inc.	1,200	87,600
	Stein Mart, Inc.	3,300	51,150
*	Steinway Musical Instruments, Inc.	100	2,705
	Steven Madden, Ltd.	2,250	71,955
	Stewart Enterprises, Inc.	3,700	21,053
*	Stoneridge, Inc.	3,155	24,546
*	Strattec Security Corp.	300	12,750
	Strayer Education, Inc.	800	79,760
	Stride Rite Corp.	4,472	56,302
	Sturm Ruger & Co., Inc.	1,700	10,455
*	Sunterra Corp.	2,800	28,952

10

#	Superior Industries International, Inc.	3,000	55,170
	Superior Uniform Group, Inc.	870	11,223
*	Syms Corp.	1,300	23,374
*	Syntax-Brillian Corp.	2,200	4,972
*	Systemax, Inc.	4,755	35,567
#	Talbots, Inc.	4,000	85,080
	Tandy Brand Accessories, Inc.	800	8,240
*	Tandy Leather Factory, Inc.	1,256	8,302
	Target Corp.	15,600	763,152
	Tarragon Corp.	3,500	53,445
*	Tarrant Apparel Group	600	1,068
#	Technical Olympic USA, Inc.	7,100	128,226
* #	Tempur-Pedic International, Inc.	8,300	114,208
*	Tenneco Automotive, Inc.	4,400	104,896
*	Texas Roadhouse, Inc.	600	8,166
*	The Children’s Place Retail Stores, Inc.	2,700	157,059
*	The DIRECTV Group, Inc.	22,600	396,856
*	The Dress Barn, Inc.	5,984	139,966
	The Hallwood Group, Inc.	153	16,065
	The Marcus Corp.	1,000	17,610
#	The McClatchey Co.	1,000	44,990
	The Men’s Wearhouse, Inc.	6,300	213,381
#	The New York Times Co. Class A	9,696	234,255
	The Pep Boys - Manny, Moe & Jack	6,572	89,051
#	The Stanley Works	4,900	237,895
*	The Steak n Shake Co.	3,400	55,692
#	The TJX Companies, Inc.	8,544	202,578
	Thor Industries, Inc.	3,187	153,231
	Tiffany & Co.	7,144	244,253
*	Timberland Co. Class A	6,172	170,532
	Time Warner, Inc.	151,120	2,600,775
* #	TiVo, Inc.	7,600	48,108
*	Toll Brothers, Inc.	8,600	243,036
*	Too, Inc.	3,200	131,200
*	Tractor Supply Co.	2,400	133,464
	Traffix, Inc.	1,900	10,792
	Triarc Companies, Inc. Class A	3,200	52,704
	Tribune Co.	16,800	501,312
*	Triple Crown Media, Inc.	90	721
* #	True Religion Apparel, Inc.	1,000	17,020
*	TRW Automotive Holdings Corp.	10,516	288,033
	Tuesday Morning Corp.	3,000	48,210
	Tupperware Corp.	5,400	111,078
*	Tweeter Home Entertainment Group, Inc.	1,100	7,623
*	Unifi, Inc.	2,300	7,935
	Unifirst Corp.	400	12,820
	United Auto Group, Inc.	5,687	239,650
*	United Retail Group, Inc.	1,987	28,215
*	Universal Electronics, Inc.	2,000	35,580
*	Universal Technical Institute, Inc.	1,300	32,175
*	Univision Communications, Inc. Class A	18,300	657,885
* #	Urban Outfitters, Inc.	2,000	37,140
#	V.F. Corp.	6,500	409,045
*	Vail Resorts, Inc.	4,800	172,560
*	Valassis Communications, Inc.	800	23,192

11

	Value Line, Inc.	500	20,950
*	ValueVision Media, Inc. Class A	4,672	57,980
*	Varsity Group, Inc.	1,000	4,350
*	VCG Holding Corp.	100	119
*	Vertrue, Inc.	869	33,848
*	Viacom, Inc. Class A	1,150	43,343
*	Viacom, Inc. Class B	13,400	505,850
*	Virco Manufacturing Corp.	1,000	4,500
	Visteon Corp.	6,200	46,004
*	Warnaco Group, Inc.	5,872	105,637
	Washington Post Co.	500	405,450
*#	WCI Communities, Inc.	5,700	120,783
	Weight Watchers International, Inc.	1,900	79,572
	Wellco Enterprises, Inc.	200	2,600
*	Wells-Gardner Electronics Corp.	1,200	2,916
	Wendy’s International, Inc.	6,657	401,284
*	West Marine, Inc.	2,800	40,208
	Westwood One, Inc.	4,300	34,486
*	Wet Seal, Inc. Class A	7,800	35,490
	Weyco Group, Inc.	1,300	26,533
	Whirlpool Corp.	4,000	359,680
	Wiley (John) & Sons, Inc. Class A	1,600	55,728
	Wiley (John) & Sons, Inc. Class B	344	11,975
#	Williams-Sonoma, Inc.	2,100	75,915
*	Wilsons The Leather Experts, Inc.	2,001	7,304
*	Winmark Corp.	295	7,750
	Winnebago Industries, Inc.	3,200	90,816
*	WMS Industries, Inc.	3,800	98,572
	Wolverine World Wide, Inc.	6,500	149,110
	World Wrestling Federation Entertainment, Inc.	2,600	46,410
*#	Wynn Resorts, Ltd.	1,700	121,040
	Xerium Technologies, Inc.	400	3,916
*	XM Satellite Radio Holdings, Inc.	4,700	67,774
	Yankee Candle Co., Inc.	2,500	68,200
*	Young Broadcasting, Inc. Class A	2,000	6,480
	Yum! Brands, Inc.	2,400	120,960
*	Zale Corp.	5,900	138,532
*	Zapata Corp.	2,500	18,000
Total Consumer Discretionary			77,733,840

Consumer Staples — (5.7%)
	Alberto-Culver Co. Class B	5,172	240,550
	Albertson’s, Inc.	17,600	450,736
	Alliance One International, Inc.	11,800	50,976
	Altria Group, Inc.	40,300	2,915,705
#	American Italian Pasta Co.	2,300	16,859
	Andersons, Inc.	806	83,244
	Anheuser-Busch Companies, Inc.	6,300	287,532
	Archer-Daniels-Midland Co.	23,339	970,202
	Arden Group, Inc. Class A	400	39,056
	Avon Products, Inc.	3,700	117,290
* #	BJ’s Wholesale Club, Inc.	8,100	238,950
*	Boston Beer Co., Inc. Class A	1,000	27,030
*	Bridgford Foods Corp.	600	3,636
	Brown-Forman Corp. Class B	200	15,260

12

*	Cagle’s, Inc. Class A	400	3,160
	Calavo Growers, Inc.	1,850	19,887
	Cal-Maine Foods, Inc.	2,900	20,300
	Campbell Soup Co.	3,400	119,646
*	Carrington Laboratories, Inc.	1,300	5,525
	Casey’s General Stores, Inc.	6,272	140,430
	CCA Industries, Inc.	800	7,560
* #	Central European Distribution Corp.	3,045	97,501
*	Central Garden & Pet Co.	2,700	113,049
*	Chattem, Inc.	2,200	77,176
	Chiquita Brands International, Inc.	2,200	31,482
	Church & Dwight Co., Inc.	6,300	227,745
	Clorox Co.	2,800	176,932
	Coca-Cola Bottling Co. Consolidated	807	39,422
	Coca-Cola Co.	19,244	847,313
	Coca-Cola Enterprises, Inc.	37,824	743,620
	Colgate-Palmolive Co.	4,272	257,772
	ConAgra, Inc.	32,900	743,540
*	Constellation Brands, Inc. Class A	15,800	390,260
*	Constellation Brands, Inc. Class B	1,760	43,366
	Corn Products International, Inc.	8,875	236,785
	Costco Wholesale Corp.	9,300	492,249
*	Cuisine Solutions, Inc.	900	5,490
	CVS Corp.	14,700	410,130
*	Darling International, Inc.	8,357	33,679
*	Dean Foods Co.	8,600	307,020
	Del Monte Foods Co.	23,960	283,686
	Delta & Pine Land Co.	2,000	56,640
*	Elizabeth Arden, Inc.	3,644	74,338
*	Energizer Holdings, Inc.	2,300	120,198
	Estee Lauder Companies, Inc.	2,300	94,162
	Farmer Brothers Co.	2,000	40,540
	Flowers Foods, Inc.	7,000	203,490
*	Foodarama Supermarkets, Inc.	200	10,500
*	Galaxy Nutritional Foods, Inc.	100	50
	General Mills, Inc.	13,744	713,176
*	Gold Kist, Inc.	500	7,495
	Golden Enterprises, Inc.	485	1,373
	Great Atlantic & Pacific Tea Co., Inc.	5,187	130,712
*	Green Mountain Coffee, Inc.	812	32,058
*	Griffin Land & Nurseries, Inc. Class A	672	21,279
*	Hain Celestial Group, Inc.	4,887	125,449
	Heinz (H.J.) Co.	3,900	165,165
*	Hines Horticulture, Inc.	3,000	10,890
	Hormel Foods Corp.	8,072	289,866
	Ingles Market, Inc. Class A	1,100	18,997
*	Integrated Biopharma, Inc.	829	6,466
	Inter Parfums, Inc.	2,300	41,193
	J & J Snack Foods Corp.	2,267	73,337
	J. M. Smucker Co.	5,500	228,030
*	Katy Industries, Inc.	600	1,848
#	Kellogg Co.	3,400	160,140
	Kimberly-Clark Corp.	5,300	321,551
#	Kraft Foods, Inc.	18,888	625,193
	Lancaster Colony Corp.	4,300	167,571

13

	Lance, Inc.	3,500	83,370
* #	Lifeway Foods, Inc.	1,132	12,203
	Loews Corp. - Carolina Group	1,400	65,016
	Longs Drug Stores Corp.	4,800	220,992
	Mannatech, Inc.	3,200	44,768
	Marsh Supermarkets, Inc. Class A	400	5,044
	Marsh Supermarkets, Inc. Class B	100	1,259
*	Maui Land & Pineapple Co., Inc.	862	31,506
	McCormick & Co., Inc.	2,200	75,790
*	Medifast, Inc.	1,571	28,278
	MGP Ingredients, Inc.	2,150	61,232
	Molson Coors Brewing Co.	4,872	315,608
	Molson Coors Brewing Co. Class A	200	13,140
	Nash Finch Co.	400	9,292
	National Beverage Corp.	4,466	58,147
*	Natrol, Inc.	200	442
*	Natural Alternatives International, Inc.	900	9,135
*	Natural Health Trends Corp.	500	2,325
	Nature’s Sunshine Products, Inc.	600	6,480
*	NBTY, Inc.	8,500	222,870
	Nu Skin Enterprises, Inc. Class A	8,300	142,428
	Oil-Dri Corp. of America	749	13,445
*	Omega Protein Corp.	1,900	11,628
* #	Parlux Fragrances, Inc.	1,200	33,072
*	Pathmark Stores, Inc.	6,414	59,971
*	Peet’s Coffee & Tea, Inc.	1,400	40,586
#	Pepsi Bottling Group, Inc.	15,100	473,234
	PepsiAmericas, Inc.	15,844	353,797
	PepsiCo, Inc.	13,544	818,870
* #	Performance Food Group Co.	4,400	143,396
	Pilgrim’s Pride Corp.	3,400	91,902
*	Playtex Products, Inc.	6,400	73,600
*	PriceSmart, Inc.	3,700	46,028
	Procter & Gamble Co.	127,188	6,899,949
*	Pyramid Breweries, Inc.	1,100	2,882
	Ralcorp Holdings, Inc.	2,400	100,344
*	Redhook Ale Brewery, Inc.	1,280	4,966
	Reliv International, Inc.	1,000	11,100
*	Revlon, Inc.	29,534	88,011
#	Reynolds American, Inc.	5,687	625,229
* #	Rite Aid Corp.	63,300	297,510
	Rocky Mountain Chocolate Factory, Inc.	500	6,735
	Ruddick Corp.	6,000	140,640
#	Safeway, Inc.	25,200	594,216
*	San Filippo (John B.) & Son, Inc.	200	2,762
	Sanderson Farms, Inc.	1,000	30,620
	Sara Lee Corp.	8,700	147,639
*	Schiff Nutrition International, Inc.	3,000	20,370
	Seaboard Corp.	88	115,456
*	Seneca Foods Corp. Class A	500	11,612
*	Seneca Foods Corp. Class B	300	7,194
*	Smart & Final Food, Inc.	3,887	66,662
*	Smithfield Foods, Inc.	13,088	363,977
	Spartan Stores, Inc.	3,100	41,075
*	Spectrum Brands, Inc.	3,800	58,900

14

*	Star Scientific, Inc.	4,700	12,784
#	Supervalu, Inc.	10,600	309,096
	Sysco Corp.	6,700	204,886
	Tasty Baking Co.	500	4,530
	The Hershey Co.	1,600	91,056
	The Kroger Co.	13,000	261,430
	The Topps Co., Inc.	5,000	40,850
*	Tofutti Brands, Inc.	100	294
	Tootsie Roll Industries, Inc.	4,002	121,381
	Tyson Foods, Inc. Class A	9,400	150,494
*	United Natural Foods, Inc.	3,900	129,090
	United-Guardian, Inc.	600	5,466
	Universal Corp.	3,300	121,638
* #	USANA Health Services, Inc.	400	15,044
	UST, Inc.	3,100	136,431
#	Vector Group, Ltd.	4,715	79,165
*	Vermont Pure Holdings, Ltd.	600	996
	Village Super Market, Inc.	200	13,756
*	Vita Food Products, Inc.	500	1,800
#	Walgreen Co.	10,900	442,540
#	Wal-Mart Stores, Inc.	45,200	2,189,940
	WD-40 Co.	2,000	65,060
	Weis Markets, Inc.	3,434	137,497
	Whole Foods Market, Inc.	2,244	145,860
*	Wild Oats Markets, Inc.	3,300	52,635
*	Wm. Wrigley Jr. Co. Class B	250	11,425
	Wrigley (Wm.) Jr. Co.	3,000	137,160
Total Consumer Staples			33,162,465

Energy — (7.8%)
*	Abraxas Petroleum Corp.	4,200	19,782
	Adams Resources & Energy, Inc.	600	18,864
*	Allis-Chalmers Energy, Inc.	2,128	27,302
*	Alpha Natural Resources, Inc.	400	8,624
*	American Oil & Gas, Inc.	1,100	4,895
	Anadarko Petroleum Corp.	17,288	858,695
	Apache Corp.	12,744	826,831
	Arch Coal, Inc.	2,400	116,040
*	Arena Resources, Inc.	700	21,497
*	Atlas America, Inc.	1,100	50,160
*	ATP Oil & Gas Corp.	1,600	67,168
*	Atwood Oceanics, Inc.	3,700	180,449
	Baker Hughes, Inc.	3,572	308,264
	Barnwell Industries, Inc.	900	19,867
	Berry Petroleum Corp. Class A	2,500	155,250
*	Bill Barret Corp.	300	9,630
	BJ Services Co.	6,272	229,869
*	Bolt Technology Corp.	700	8,477
*	Boots & Coots International Well Control, Inc.	3,200	5,344
*	Brigham Exploration Co.	5,354	41,226
*	Bristow Group, Inc.	1,100	39,611
	Cabot Oil & Gas Corp.	5,800	254,446
*	Callon Petroleum Co.	1,200	21,432
*	Cameron International Corp.	6,772	317,607
	CARBO Ceramics, Inc.	2,100	105,567

15

*	Carrizo Oil & Gas, Inc.	2,800	78,904
* #	Cheniere Energy, Inc.	1,800	70,074
	Chesapeake Energy Corp.	18,100	553,679
	Chevron Corp.	86,024	5,143,375
	Cimarex Energy Co.	9,944	403,329
	CKX Lands, Inc.	200	2,462
*	Clayton Williams Energy, Inc.	1,328	52,854
*	Comstock Resources, Inc.	5,372	152,242
	ConocoPhillips	63,751	4,034,801
	CONSOL Energy, Inc.	1,600	141,200
*	Contango Oil & Gas Co.	1,885	24,505
	Crosstex Energy, Inc.	700	63,189
*	Dawson Geophysical Co.	1,070	36,990
*	Delta Petroleum Corp.	6,114	105,161
*	Denbury Resources, Inc.	6,300	199,080
	Diamond Offshore Drilling, Inc.	2,500	214,350
*	Dresser-Rand Group, Inc.	4,700	113,552
*	Dril-Quip, Inc.	1,700	133,841
* #	Dune Energy, Inc.	3,484	12,020
*	Edge Petroleum Corp.	1,972	40,840
	El Paso Corp.	12,544	195,310
*	Encore Acquisition Co.	5,772	153,304
*	Endeavour International Corp.	6,400	17,408
* #	Energy Partners, Ltd.	4,800	101,760
	ENSCO International, Inc.	8,772	438,512
	EOG Resources, Inc.	4,700	308,602
	Exxon Mobil Corp.	117,684	7,168,132
* #	FMC Technologies, Inc.	3,200	213,568
*	Forest Oil Corp.	7,544	246,236
	Foundation Coal Holdings, Inc.	700	31,731
	Frontier Oil Corp.	2,200	123,200
*	FX Energy, Inc.	3,000	14,550
*	Gasco Energy, Inc.	8,700	38,889
*	Giant Industries, Inc.	1,700	107,440
*	GMX Resources, Inc.	1,000	36,600
*	Goodrich Petroleum Corp.	1,200	29,400
*	Grant Prideco, Inc.	2,500	120,100
*	Grey Wolf, Inc.	22,800	174,420
	Gulf Island Fabrication, Inc.	1,700	38,981
*	Gulfmark Offshore, Inc.	2,272	57,164
*	Gulfport Energy Corp.	3,800	50,616
#	Halliburton Co.	3,572	266,435
*	Hanover Compressor Co.	12,778	229,621
*	Harvest Natural Resources, Inc.	4,744	65,515
* #	Helix Energy Solutions Group, Inc.	4,300	152,478
	Helmerich & Payne, Inc.	6,244	410,605
	Hess Corp.	3,400	510,000
	Holly Corp.	2,100	175,203
*	Hornbeck Offshore Services, Inc.	3,500	123,900
*	Houston Exploration Co.	3,700	197,173
	Hugoton Royalty Trust	369	10,214
*	Hydril Co.	1,900	142,291
*	Infinity, Inc.	2,000	13,600
*	Input/Output, Inc.	9,900	95,634
*	KCS Energy, Inc.	3,900	109,902

16

	Kerr-McGee Corp.	7,320	782,142
* #	KFX, Inc.	4,500	63,450
	Kinder Morgan, Inc.	2,500	251,200
*	Lone Star Technologies, Inc.	3,900	189,150
	Lufkin Industries, Inc.	1,700	102,833
	Marathon Oil Corp.	14,144	1,061,507
*	Mariner Energy, Inc.	6,484	110,747
	Maritrans, Inc.	1,572	40,542
	MarkWest Hydrocarbon, Inc.	1,320	29,766
#	Massey Energy Co.	7,300	272,436
*	Matrix Service Co.	2,900	34,336
* #	Maverick Tube Corp.	4,400	212,080
* #	McMoran Exploration Co.	2,400	40,632
*	Meridian Resource Corp.	10,788	34,737
* #	Metretek Technologies, Inc.	700	10,003
*	Mitcham Industries, Inc.	1,200	17,688
#	Murphy Oil Corp.	10,700	564,211
*	NATCO Group, Inc. Class A	1,900	58,425
*	National-Oilwell, Inc.	10,000	660,600
*	Natural Gas Services Group	1,472	23,258
*	Newfield Exploration Co.	8,944	382,177
*	Newpark Resources, Inc.	10,900	64,092
#	Noble Energy, Inc.	12,700	551,942
*	NS Group, Inc.	2,700	134,784
	Occidental Petroleum Corp.	16,630	1,647,867
*	Oceaneering International, Inc.	3,000	225,000
* #	Oil States International, Inc.	6,200	215,388
*	OMNI Energy Services Corp.	1,600	10,080
	Overseas Shipholding Group, Inc.	4,572	234,772
	Panhandle Royalty Co.	800	16,200
*	Parallel Petroleum Corp.	2,000	48,360
*	Parker Drilling Co.	9,800	72,324
	Patterson-UTI Energy, Inc.	8,244	246,496
#	Peabody Energy Corp.	2,800	174,552
	Penn Virginia Corp.	2,100	142,590
*	Petrohawk Energy Corp.	10,536	123,587
*	Petroleum Development Corp.	1,800	65,592
*	PetroQuest Energy, Inc.	5,500	57,255
*	PHI, Inc.	400	13,330
*	PHI, Inc. Non-Voting	1,500	52,170
*	Pioneer Drilling Co.	5,000	70,850
#	Pioneer Natural Resources Co.	8,200	334,642
* #	Plains Exploration & Production Co.	6,400	228,480
	Pogo Producing Co.	6,344	285,861
* #	Pride International, Inc.	9,300	300,855
* #	Quicksilver Resources, Inc.	4,200	147,294
	Range Resources Corp.	7,200	186,480
*	Remington Oil & Gas Corp.	2,100	88,914
*	Rentech, Inc.	7,100	32,021
#	Rowan Companies, Inc.	6,300	250,866
*	Royale Energy, Inc.	700	4,025
	RPC, Inc.	3,700	86,543
*	SEACOR Holdings, Inc.	3,000	244,500
#	Smith International, Inc.	3,972	162,693
*	Southwestern Energy Co.	3,272	105,686

17

	St. Mary Land & Exploration Co.	5,500	214,995
*	Stone Energy Corp.	2,800	139,580
*	SulphCo, Inc.	6,300	61,110
#	Sunoco, Inc.	7,700	528,143
*	Superior Energy Services, Inc.	6,500	213,850
*	Swift Energy Corp.	3,300	132,528
* #	Syntroleum Corp.	3,000	19,530
	Tesoro Petroleum Corp.	4,400	299,684
*	Teton Energy Corp.	1,559	10,024
*	TETRA Technologies, Inc.	5,400	156,978
*	TGC Industries, Inc.	830	9,454
#	The Williams Companies, Inc.	9,244	208,914
	Tidewater, Inc.	6,644	336,984
*	Todco Class A	500	22,085
*	Toreador Resources Corp.	1,900	54,150
* #	Transmeridian Exploration, Inc.	4,500	28,350
*	TransMontaigne, Inc.	2,100	24,150
*	Trico Marine Services, Inc.	1,800	58,140
* #	Tri-Valley Corp.	1,100	9,911
*	Unit Corp.	5,600	335,552
*	Universal Compression Holdings, Inc.	3,787	220,100
	USEC, Inc.	10,964	132,226
*	VAALCO Energy, Inc.	6,500	45,890
	Valero Energy Corp.	23,968	1,470,437
*	Veritas DGC, Inc.	4,475	211,354
	W&T Offshore, Inc.	100	3,837
*	Warren Resources, Inc.	400	4,996
	Western Gas Resources, Inc.	6,400	313,664
*	Westmoreland Coal Co.	600	17,334
*	W-H Energy Services, Inc.	3,100	174,654
*	Whiting Petroleum Corp.	4,600	174,110
*	Whittier Energy Corp.	300	2,226
	World Fuel Services Corp.	3,000	149,850
	XTO Energy, Inc.	14,100	581,202
Total Energy			45,395,842

Financials — (23.2%)
*	1st Constitution Bancorp	410	7,589
	1st Independence Financial Group, Inc.	200	3,550
	1st Source Corp.	2,567	73,237
#	21st Century Holding Co.	900	13,806
	21st Century Insurance Group	10,844	163,961
	A.G. Edwards, Inc.	7,972	427,299
	Abigail Adams National Bancorp, Inc.	312	4,384
	Access National Corp.	970	10,088
*	Accredited Home Lenders Holding Co.	2,687	139,563
*	ACE Cash Express, Inc.	1,800	47,898
	Advanta Corp. Class A	1,200	40,152
	Advanta Corp. Class B Non-Voting	2,372	86,815
*	Aether Holdings, Inc.	3,500	14,035
* #	Affiliated Managers Group, Inc.	3,300	297,660
	Affirmative Insurance Holdings, Inc.	124	1,814
	AFLAC, Inc.	19,000	889,200
	Alabama National Bancorporation	2,200	148,544
	Alfa Corp.	9,944	154,430

18

*	Allegheny Corp.	918	259,151
#	Alliance Financial Corp.	500	14,490
	Allstate Corp.	24,900	1,369,749
	AMBAC Financial Group, Inc.	8,372	671,016
	Amcore Financial, Inc.	3,172	95,636
	Ameriana Bancorp	300	4,083
*	American Bancorp of New Jersey, Inc.	1,825	20,823
#	American Capital Strategies, Ltd.	9,944	340,582
	American Equity Investment Life Holding Co.	6,944	90,619
#	American Express Co.	10,644	578,608
	American Financial Group, Inc.	9,444	398,159
*	American Independence Corp.	1,000	10,940
	American International Group, Inc.	100,280	6,097,024
	American National Bankshares, Inc.	804	18,283
	American National Insurance Co.	3,170	367,878
*	American Physicians Capital, Inc.	400	18,488
	American River Bankshares	704	19,247
	American West Bancorporation	1,600	37,312
*	AmeriCredit Corp.	15,300	444,312
	Ameriprise Financial, Inc.	19,460	890,684
	Ameris Bancorp	1,800	38,340
*	AmeriServe Financial, Inc.	2,672	13,360
	AmerUs Group Co.	4,567	265,525
	AmSouth Bancorporation	19,388	519,598
	Anchor Bancorp Wisconsin, Inc.	2,600	75,790
	AON Corp.	16,200	577,530
*	Argonaut Group, Inc.	4,000	123,040
	Arrow Financial Corp.	1,435	35,760
*	Asset Acceptance Capital Corp.	2,426	41,970
	Associated Banc-Corp	8,500	281,010
	Assurant, Inc.	10,375	507,130
	ASTA Funding, Inc.	1,600	58,496
	Astoria Financial Corp.	12,288	371,835
*	Atlantic American Corp.	2,900	8,381
	Atlantic Coast Federal Corp.	2,073	31,613
*	B of I Holding, Inc.	97	756
	Baldwin & Lyons, Inc. Class A	252	6,437
	Baldwin & Lyons, Inc. Class B	1,539	36,166
	BancFirst Corp.	2,000	89,500
	Bancorp Rhode Island, Inc.	500	18,805
	BancorpSouth, Inc.	9,472	246,461
*	Bancshares of Florida, Inc.	850	18,700
	Bank Mutual Corp.	7,661	89,097
	Bank of America Corp.	176,620	8,548,408
	Bank of Commerce Holdings	1,217	12,620
	Bank of Granite Corp.	1,800	34,416
	Bank of Hawaii Corp.	2,700	136,971
	Bank of New York Co., Inc.	29,400	976,962
	Bank of the Ozarks, Inc.	1,900	61,313
	BankAtlantic Bancorp, Inc. Class A	7,100	104,370
	BankUnited Financial Corp. Class A	4,564	141,575
	Banner Corp.	500	18,450
	Bar Harbor Bankshares	374	10,880
	BB&T Corp.	20,344	845,700
*	Beach First National Bancshares, Inc.	200	5,240

19

	Bear Stearns Companies, Inc.	4,700	628,625
	Benjamin Franklin Bancorp, Inc.	100	1,394
	Berkley (W.R.) Corp.	10,267	352,877
	Berkshire Bancorp, Inc.	800	13,560
	Berkshire Hills Bancorp, Inc.	1,100	37,840
	Beverly Hills Bancorp, Inc.	3,000	28,170
*	BFC Financial Corp.	3,700	24,013
	Blackrock, Inc.	300	40,200
*	BNCCORP, Inc.	400	5,000
	BOK Financial Corp.	8,018	393,604
	Boston Private Financial Holdings, Inc.	4,300	129,000
	Bristol West Holdings, Inc.	3,772	63,671
	Brooke Corp.	1,500	17,835
	Brookline Bancorp, Inc.	7,772	111,295
*	Brooklyn Federal Bancorp, Inc.	97	1,164
#	Brown & Brown, Inc.	2,600	79,222
*	Brunswick Bancorp	400	4,908
	Bryn Mawr Bank Corp.	1,170	25,857
	BWC Financial Corp.	590	23,789
	C&F Financial Corp.	373	14,916
	California First National Bancorp	1,500	22,050
	Camco Financial Corp.	1,107	15,587
	Camden National Corp.	1,100	42,977
	Capital Bank Corp.	1,326	21,813
	Capital City Bank Group, Inc.	2,067	68,252
	Capital Corp. of the West	1,247	41,313
*	Capital Crossing Bank	700	15,890
#	Capital One Financial Corp.	11,744	972,051
	Capital Southwest Corp.	557	55,137
	Capital Title Group, Inc.	2,600	19,474
	Capitol Bancorp, Ltd.	1,987	81,388
	Capitol Federal Financial	7,200	234,504
	Cardinal Financial Corp.	3,575	43,472
	Carrollton Bancorp	300	5,445
	Carver Bancorp, Inc.	400	6,680
	Cash America International, Inc.	3,700	113,849
*	Cash Systems, Inc.	1,100	7,491
	Cathay General Bancorp	5,672	203,568
	Center Bancorp, Inc.	1,914	25,227
	Center Financial Corp.	1,900	44,327
	Centerstate Banks of Florida, Inc.	1,400	28,140
	Central Bancorp, Inc.	200	6,600
	Central Pacific Financial Corp.	3,900	140,283
	Central Virginia Bankshares, Inc.	420	11,672
*	Centrue Financial Corp.	300	7,261
	Century Bancorp, Inc. Class A	300	8,070
*	Ceres Group, Inc.	2,700	16,173
	CFS Bancorp, Inc.	1,782	26,338
	Charter Financial Corp.	2,303	87,261
	Chemical Financial Corp.	3,100	90,551
	Chittenden Corp.	5,867	158,702
	Chubb Corp.	16,044	810,703
	Cincinnati Financial Corp.	13,844	634,609
	CIT Group, Inc.	15,944	819,522
	Citigroup, Inc.	192,432	9,486,898

20

	Citizens Banking Corp.	3,500	93,240
	Citizens First Bancorp, Inc.	1,266	34,815
	Citizens Holding Co.	700	16,187
	Citizens South Banking Corp.	1,124	13,949
*	Citizens, Inc.	5,133	27,102
	City Holding Co.	2,300	83,168
	City National Corp.	5,900	429,107
	Clark, Inc.	900	11,880
	Clifton Savings Bancorp, Inc.	4,435	46,922
*	CNA Financial Corp.	20,363	663,427
*	CNA Surety Corp.	5,428	93,199
	CNB Financial Corp.	1,000	13,920
	CoBiz, Inc.	2,700	56,349
	Codorus Valley Bancorp, Inc.	525	9,896
	Cohen & Steers, Inc.	2,800	68,824
*	Colonial Bankshares, Inc.	600	7,290
#	Colony Bankcorp, Inc.	686	12,334
	Columbia Bancorp	1,149	27,668
	Columbia Banking System, Inc.	1,900	63,840
	Comerica, Inc.	12,900	706,275
	Comm Bancorp, Inc.	200	8,186
	Commerce Bancorp, Inc.	10,644	418,203
	Commerce Bancshares, Inc.	7,985	412,904
	Commerce Group, Inc.	4,100	232,675
	Commercial Bancshares, Inc.	700	24,626
	Commercial Capital Bancorp, Inc.	700	10,990
	Commercial National Financial Corp.	500	9,775
	Commonwealth Bankshares, Inc.	498	14,601
*	Community Bancorp	28	890
	Community Bancorp, Inc.	800	33,504
	Community Bank System, Inc.	3,672	71,200
	Community Banks, Inc.	3,003	77,327
	Community Bankshares, Inc.	400	6,350
	Community Capital Corp.	500	10,705
	Community Central Bank Corp.	210	2,425
	Community Trust Bancorp, Inc.	1,803	61,356
	Community West Bancshares	700	10,927
	Compass Bancshares, Inc.	7,472	415,817
*	CompuCredit Corp.	5,744	219,765
*	Conseco, Inc.	18,100	436,029
*	Consumer Portfolio Services, Inc.	3,230	24,193
	Cooperative Bankshares, Inc.	587	14,675
#	Corus Bankshares, Inc.	6,744	190,518
	Countrywide Financial Corp.	23,400	895,752
*	Cowlitz Bancorporation	598	8,850
	Crawford & Co. Class A	3,200	18,880
	Crawford & Co. Class B	2,200	13,398
	Cullen Frost Bankers, Inc.	5,372	304,592
	CVB Financial Corp.	6,831	110,662
*	Dearborn Bancorp, Inc.	750	16,989
	Delphi Financial Group, Inc. Class A	3,472	183,565
	Delta Financial Corp.	2,800	26,320
	Desert Community Bank	800	14,640
	Dime Community Bancshares	4,500	63,630
	Direct General Corp.	300	5,313

21

*	Dollar Financial Corp.	400	7,644
	Donegal Group, Inc. Class A	2,356	41,631
	Donegal Group, Inc. Class B	666	11,222
	Downey Financial Corp.	3,300	224,730
* #	E*TRADE Financial Corp.	24,539	595,562
	East West Bancorp, Inc.	7,172	286,521
	Eaton Vance Corp.	4,944	131,115
	EMC Insurance Group, Inc.	1,700	54,196
*	Empire Financial Holding Co.	800	2,576
*	Encore Capital Group, Inc.	2,200	20,152
	Enterprise Financial Services Corp.	1,400	36,176
	Erie Indemnity Co.	5,472	276,883
	ESB Financial Corp.	1,778	21,372
	Evans Bancorp, Inc.	305	6,869
	Exchange National Bancshares, Inc.	600	17,142
*	EZCORP, Inc. Class A Non-Voting	1,400	45,234
	F.N.B. Corp.	7,000	112,910
	Fannie Mae	36,792	1,830,402
	FBL Financial Group, Inc. Class A	3,572	127,806
*	Federal Agriculture Mortgage Corporation	200	3,390
	Federal Agriculture Mortgage Corporation	1,272	31,864
	Federal Trust Corp.	1,054	12,287
#	Federated Investors, Inc.	4,144	133,105
	Fidelity Bancorp, Inc.	400	7,714
	Fidelity Bankshares, Inc.	3,000	97,230
	Fidelity National Financial, Inc.	10,900	452,241
#	Fidelity National Title Group, Inc.	420	9,173
	Fidelity Southern Corp.	1,302	22,824
	Fifth Third Bancorp	21,200	805,600
	Financial Federal Corp.	3,400	95,098
	Financial Institutions, Inc.	1,700	32,198
*	First Acceptance Corp.	5,944	73,587
	First Albany Companies, Inc.	2,364	9,905
	First American Corp.	9,716	407,781
	First Bancorp	1,932	40,591
	First Bancorp of Indiana, Inc.	193	3,813
	First Bancshares, Inc.	200	3,350
	First Busey Corp.	2,739	55,985
*	First Cash Financial Services, Inc.	3,700	79,402
	First Charter Corp.	3,672	87,908
	First Citizens BancShares, Inc.	1,100	207,691
	First Commonwealth Financial Corp.	8,772	114,913
	First Community Bancorp	2,580	149,795
	First Community Bancshares, Inc.	1,399	44,628
	First Defiance Financial Corp.	900	24,372
	First Federal Bancshares of Arkansas, Inc.	600	14,286
*	First Federal Bancshares, Inc.	200	3,804
	First Federal Bankshares, Inc.	400	8,880
	First Federal of Northern Michigan Bancorp, Inc.	598	5,890
	First Financial Bancorp	4,967	80,614
	First Financial Bankshares, Inc.	2,400	83,880
	First Financial Corp.	1,600	48,944
	First Financial Holdings, Inc.	1,400	43,498
	First Financial Service Corp.	610	18,306
	First Franklin Corp.	200	3,174

22

	First Horizon National Corp.	6,173	246,673
	First Indiana Corp.	2,075	54,406
	First Keystone Financial, Inc.	200	3,914
	First M&F Corp.	1,400	27,558
#	First Marblehead Corp.	3,200	145,184
*	First Mariner Bancorp, Inc.	900	17,325
	First Merchants Corp.	2,272	53,869
	First Midwest Bancorp, Inc.	5,600	196,896
	First Mutual Bancshares, Inc.	700	18,277
#	First National Lincoln Corp.	1,399	23,251
	First Niagara Financial Group, Inc.	13,816	194,667
	First Oak Brook Bancshares, Inc.	1,361	49,935
	First PacTrust Bancorp, Inc.	620	17,955
	First Place Financial Corp.	1,789	40,879
*	First Regional Bancorp	401	34,225
	First Republic Bank	3,400	142,868
#	First South Bancorp, Inc.	1,200	35,160
	First State Bancorporation	2,100	49,056
	First United Corp.	800	17,104
	First West Virginia Bancorp, Inc.	200	3,810
	Firstbank Corp.	810	19,075
	FirstBank NW Corp.	400	8,304
*	FirstCity Financial Corp.	1,540	17,510
*	FirstFed Financial Corp.	2,100	121,464
	FirstMerit Corp.	6,300	144,963
	Flag Financial Corp.	2,264	47,725
	Flagstar Bancorp, Inc.	7,900	127,506
	Flushing Financial Corp.	2,523	41,983
	FMS Financial Corp.	850	15,793
	FNB Corp. VA	1,000	33,900
	FNB Financial Services Corp.	611	9,134
#	FNB United Corp.	958	17,848
*	FPIC Insurance Group, Inc.	772	29,004
*	Franklin Bank Corp.	2,800	55,720
	Franklin Resources, Inc.	2,700	242,865
	Freddie Mac	26,660	1,600,666
	Fremont General Corp.	9,744	197,121
	Frontier Financial Corp.	3,500	119,630
	Fulton Financial Corp.	20,709	324,516
#	Gallagher (Arthur J.) & Co.	8,800	233,904
	GAMCO Investors, Inc.	750	26,557
	Gateway Financial Holdings, Inc.	1,395	21,901
	GB&T Bancshares, Inc.	1,600	34,512
	Genworth Financial, Inc.	500	16,745
	German American Bancorp, Inc.	1,500	19,875
*	GFI Group, Inc.	300	16,308
	Glacier Bancorp, Inc.	3,900	114,114
	Golden West Financial Corp.	10,680	780,708
	Gouverneur Bancorp, Inc.	200	2,675
	Great American Financial Resources, Inc.	5,885	115,111
*	Great Lakes Bancorp, Inc.	892	15,744
	Great Pee Dee Bancorp, Inc.	198	3,051
	Great Southern Bancorp, Inc.	1,584	41,976
*	Greater Atlantic Financial Corp.	340	1,853
	Greater Bay Bancorp	6,272	186,968

23

	Greater Community Bancorp	1,000	15,300
	Greene County Bancshares, Inc.	1,268	38,129
#	Greenhill & Co., Inc.	1,200	71,280
*	Greenville First Bancshares, Inc.	404	8,407
	GS Financial Corp.	200	3,610
	Guaranty Federal Bancshares, Inc.	300	8,610
	Habersham Bancorp	300	7,140
	Hancock Holding Co.	3,500	188,790
	Hanmi Financial Corp.	6,172	118,317
	Hanover Insurance Group, Inc.	6,275	297,121
	Harbor Florida Bancshares, Inc.	2,900	106,604
	Harleysville Group, Inc.	3,910	108,268
	Harleysville National Corp.	3,267	65,373
	Harleysville Savings Financial Corp.	500	8,760
	Harrington West Financial Group, Inc.	689	11,127
	Hartford Financial Services Group, Inc.	11,744	1,032,767
	HCC Insurance Holdings, Inc.	13,251	406,673
	Heartland Financial USA, Inc.	2,066	51,960
	Heritage Commerce Corp.	1,800	43,290
	Heritage Financial Corp.	810	20,250
	HF Financial Corp.	539	9,446
	Hilb Rogal Hamilton Co.	4,500	175,095
	Hingham Institution for Savings	304	11,464
	HMN Financial, Inc.	600	20,250
	Home Federal Bancorp	460	12,770
	HopFed Bancorp, Inc.	500	8,250
	Horace Mann Educators Corp.	5,072	84,956
	Horizon Financial Corp.	1,300	31,811
	Hudson City Bancorp, Inc.	46,305	633,915
	Huntington Bancshares, Inc.	14,000	329,280
	IBERIABANK Corp.	1,124	68,440
	IBT Bancorp, Inc.	300	11,925
	Independence Community Bank Corp.	1,400	58,772
	Independence Holding Co.	1,804	39,778
	Independent Bank Corp. MA	1,901	60,509
	Independent Bank Corp. MI	2,700	72,765
	IndyMac Bancorp, Inc.	7,844	360,040
	Infinity Property & Casualty Corp.	2,600	110,812
	Integra Bank Corp.	2,200	49,654
	Interchange Financial Services Corp.	2,500	56,200
	International Bancshares Corp.	7,656	218,196
*	Intervest Bancshares Corp.	1,000	40,240
*	Investment Technology Group, Inc.	2,300	108,790
*	Investors Capital Holdings, Ltd.	600	2,250
#	Investors Financial Services Corp.	3,400	148,716
	Investors Title Co.	400	17,796
	Irwin Financial Corp.	3,400	70,040
	ITLA Capital Corp.	500	24,925
	Janus Capital Group, Inc.	16,875	303,919
	Jefferies Group, Inc.	11,556	337,897
	Jefferson Bancshares, Inc.	863	11,236
	JPMorgan Chase & Co.	134,144	5,719,900
	Kearny Financial Corp.	400	5,480
	KeyCorp	15,444	551,660
	K-Fed Bancorp	2,008	28,112

24

*	KMG America Corp.	500	4,265
	KNBT Bancorp, Inc.	3,687	60,098
*	Knight Capital Group, Inc.	6,119	94,355
* #	LaBranche & Co., Inc.	2,300	29,762
	Lakeland Bancorp, Inc.	2,800	39,116
	Lakeland Financial Corp.	1,600	36,384
	LandAmerica Financial Group, Inc.	2,000	133,840
	Landmark Bancorp, Inc.	400	10,940
	Leesport Financial Corp.	735	16,824
*	Legacy Bancorp, Inc.	1,300	19,500
	Legg Mason, Inc.	4,900	470,057
	Lehman Brothers Holdings, Inc.	20,426	1,360,576
#	Leucadia National Corp.	8,000	512,320
	Lincoln Bancorp	700	12,775
	Lincoln National Corp.	14,945	839,610
	LNB Bancorp, Inc.	1,001	18,408
	Loews Corp.	20,016	680,144
	LSB Bancshares, Inc.	1,184	21,305
	LSB Corp.	700	11,690
	LSB Financial Corp.	198	5,468
	M&T Bank Corp.	4,300	494,930
	Macatawa Bank Corp.	1,050	33,915
	MAF Bancorp, Inc.	4,272	184,935
	Main Street Banks, Inc.	1,099	30,201
	MainSource Financial Group, Inc.	2,100	35,700
*	Markel Corp.	1,200	405,300
* #	MarketAxess Holdings, Inc.	500	5,475
*	Marlin Business Services, Inc.	1,600	33,824
	Marsh & McLennan Companies, Inc.	10,500	294,315
	Marshall & Ilsley Corp.	11,672	529,208
	MASSBANK Corp.	550	18,089
	Mayflower Co-Op Bank Middleboro	200	2,625
	MB Financial, Inc.	2,400	86,544
	MBIA, Inc.	10,672	609,691
	MBT Financial Corp.	1,400	22,848
	MCG Capital Corp.	2,700	42,471
*	Meadowbrook Insurance Group, Inc.	1,400	10,612
	Medallion Financial Corp.	2,600	33,878
	Mellon Financial Corp.	6,000	217,080
#	Mercantile Bancorp, Inc.	200	12,820
	Mercantile Bank Corp.	1,030	41,406
	Mercantile Bankshares Corp.	6,230	223,969
*	Mercer Insurance Group, Inc.	803	15,008
	Merchants Bancshares, Inc.	600	14,595
	Merchants Group, Inc.	200	5,900
	Mercury General Corp.	5,944	332,567
	Merrill Lynch & Co., Inc.	36,027	2,608,715
	Merrill Merchants Bancshares, Inc.	515	12,313
	Meta Financial Group, Inc.	400	9,000
	MetLife, Inc.	29,260	1,506,012
	MetroCorp Bancshares, Inc.	898	27,479
	MFB Corp.	200	5,866
	MGIC Investment Corp.	6,972	459,246
	MicroFinancial, Inc.	1,668	5,805
	Mid Penn Bancorp, Inc.	357	8,979

25

	Midland Co.	2,372	94,168
	MidSouth Bancorp, Inc.	550	15,411
	Mid-State Bancshares	2,700	71,388
	Midwest Banc Holdings, Inc.	2,700	60,183
	MidWestOne Financial Group, Inc.	600	11,550
	Monroe Bancorp	930	14,601
	Moody’s Corp.	2,500	130,750
	Morgan Stanley	40,764	2,430,350
	Municipal Mortgage & Equity, L.L.C.	4,600	126,178
	MutualFirst Financial, Inc.	562	11,364
*	Nasdaq Stock Market, Inc.	4,275	130,131
	National City Corp.	23,588	869,925
#	National Financial Partners Corp.	4,672	209,539
	National Interstate Corp.	213	4,799
	National Penn Bancshares, Inc.	5,847	111,327
	National Security Group, Inc.	300	4,950
	National Western Life Insurance Co. Class A	500	112,990
	Nationwide Financial Services, Inc.	4,500	194,850
*	Navigators Group, Inc.	2,000	82,440
	NBC Capital Corp.	1,200	24,120
	NBT Bancorp, Inc.	4,200	92,610
* #	Nelnet, Inc. Class A	3,900	145,743
	NetBank, Inc.	2,400	15,144
	New Hampshire Thrift Bancshares, Inc.	500	8,000
	New York Community Bancorp, Inc.	23,700	394,842
	NewAlliance Bancshares, Inc.	13,744	193,378
	NewMil Bancorp, Inc.	688	27,066
*	Newtek Business Services, Inc.	3,424	6,403
	North Bay Bancorp	525	15,142
	North Central Bancshares, Inc.	200	7,891
	North Fork Bancorporation, Inc.	27,500	810,425
	North Valley Bancorp	950	16,150
	Northeast Bancorp	300	6,330
*	Northern Empire Bancshares	600	13,734
	Northern Trust Corp.	12,644	707,052
	Northrim BanCorp, Inc.	800	20,112
	Northway Financial, Inc.	200	7,480
	Northwest Bancorp, Inc.	6,354	159,104
	Norwood Financial Corp.	315	10,049
	Nuveen Investments	3,072	137,964
	NYMAGIC, Inc.	1,188	37,719
* #	NYSE Group, Inc.	3,000	179,400
	Oak Hill Financial, Inc.	700	19,369
	OceanFirst Financial Corp.	1,699	37,004
*	Ocwen Financial Corp.	7,801	88,463
#	Odyssey Re Holdings Corp.	8,044	196,917
	Ohio Casualty Corp.	7,944	237,287
	Ohio Valley Banc Corp.	600	15,132
	Old National Bancorp	8,144	156,202
	Old Republic International Corp.	18,263	390,280
	Old Second Bancorp, Inc.	1,600	48,192
	Omega Financial Corp.	1,500	47,985
	optionsXpress Holding, Inc.	546	15,730
	PAB Bankshares, Inc.	1,260	24,494
	Pacific Capital Bancorp	5,300	182,214

26

	Pacific Continental Corp.	1,329	22,274
*	Pacific Mercantile Bancorp	1,376	25,112
*	Pacific Premier Bancorp, Inc.	800	9,200
	Pamrapo Bancorp, Inc.	582	11,640
	Park Bancorp, Inc.	200	6,518
	Park National Corp.	1,700	161,415
	Parkvale Financial Corp.	699	20,061
	Partners Trust Financial Group, Inc.	6,344	72,385
*	Patient Safety Technologies, Inc.	700	2,275
	Peapack-Gladstone Financial Corp.	1,128	27,456
*	Penn Treaty American Corp.	3,292	26,731
	Pennfed Financial Services, Inc.	1,800	33,066
	Penns Woods Bancorp, Inc.	300	11,502
*	Pennsylvania Commerce Bancorp, Inc.	791	21,808
	Peoples Bancorp of North Carolina	500	14,925
	Peoples Bancorp, Inc. IN	400	8,154
	Peoples Bancorp, Inc. OH	1,467	41,780
	Peoples Bank CT	8,200	269,944
	Peoples Community Bancorp	500	9,950
	PFF Bancorp, Inc.	3,172	107,848
*	Philadelphia Consolidated Holding Corp.	6,787	224,989
*	Pico Holdings, Inc.	1,472	50,048
	Pinnacle Bancshares, Inc.	200	2,813
*	Pinnacle Financial Partners, Inc.	895	25,185
*	Piper Jaffray Companies, Inc.	1,000	63,290
	Placer Sierra Bancshares	38	913
*	PMA Capital Corp. Class A	4,355	45,074
	PMI Group, Inc.	7,072	321,776
#	PNC Financial Services Group, Inc.	11,316	779,786
	Pocahontas Bancorp, Inc.	600	7,605
*	Portfolio Recovery Associates, Inc.	1,900	93,613
*	Premier Financial Bancorp, Inc.	703	10,728
	Presidential Life Corp.	1,300	32,513
	Princeton National Bancorp, Inc.	500	16,805
	Principal Financial Group, Inc.	10,744	587,160
	PrivateBancorp, Inc.	2,000	88,160
*	ProAssurance Corp.	3,900	184,119
	ProCentury Corp.	1,752	22,443
	Progressive Corp.	12,400	339,140
	Prosperity Bancshares, Inc.	4,139	133,648
	Protective Life Corp.	8,444	374,238
	Providence Community Bancshares, Inc.	200	3,511
	Provident Bankshares Corp.	4,100	144,648
	Provident Financial Holdings, Inc.	928	25,863
	Provident Financial Services, Inc.	8,544	156,868
	Provident New York Bancorp	5,236	67,649
	Prudential Financial, Inc.	19,116	1,455,683
*	PSB Bancorp, Inc.	400	4,816
	PSB Holdings, Inc.	1,005	10,955
	Pulaski Financial Corp.	1,050	17,462
	Radian Group, Inc.	6,672	407,793
	Rainier Pacific Financial Group, Inc.	770	13,521
	Raymond James Financial, Inc.	13,450	394,220
	Regions Financial Corp.	17,668	598,062
	Reinsurance Group of America, Inc.	7,334	347,998

27

	Renasant Corp.	1,356	51,297
	Republic Bancorp, Inc.	8,676	94,308
	Republic Bancorp, Inc. Class A	2,135	43,703
*	Republic First Bancorp, Inc.	1,439	19,498
	Resource America, Inc.	2,200	40,700
*	Rewards Network, Inc.	3,500	29,400
	Riverview Bancorp, Inc.	700	17,066
	RLI Corp.	3,100	146,630
	Rome Bancorp, Inc.	1,400	18,060
	Royal Bancshares of Pennsylvania, Inc. Class A	1,636	37,219
*	RTW, Inc.	300	3,333
	Rurban Financial Corp.	651	7,649
	S&T Bancorp, Inc.	3,000	102,420
	S.Y. Bancorp, Inc.	1,607	41,525
	SAFECO Corp.	8,444	467,544
	Safety Insurance Group, Inc.	300	14,142
	Salisbury Bancorp, Inc.	200	7,750
	Sanders Morris Harris Group, Inc.	2,511	38,795
	Sandy Spring Bancorp, Inc.	1,872	65,763
	SCBT Financial Corp.	1,216	41,089
	Schwab (Charles) Corp.	13,168	219,379
*	SCPIE Holdings, Inc.	1,470	34,530
*	Seabright Insurance Holdings	44	697
	Seacoast Banking Corp. of Florida	1,900	53,561
	Security Bank Corp.	1,953	43,239
*	Security National Financial Corp. Class A	710	3,266
	SEI Investments Co.	1,944	88,238
	Selective Insurance Group, Inc.	3,567	194,402
	Shore Financial Corp.	200	3,395
*	Siebert Financial Corp.	1,830	4,941
	Sierra Bancorp	1,170	30,525
	Simmons First National Corp. Class A	1,700	44,880
	Sky Financial Group, Inc.	8,200	201,720
	SLM Corp.	3,300	177,408
	Sound Federal Bancorp, Inc.	1,000	20,680
	South Financial Group, Inc.	8,963	248,723
#	South Street Financial Corp.	400	3,720
*	Southcoast Financial Corp.	770	16,863
	Southern Community Financial Corp.	2,524	24,559
*	Southern Connecticut Bancorp, Inc.	100	742
	Southside Bancshares, Inc.	1,749	34,210
	Southwest Bancorp, Inc.	2,100	50,421
	Southwest Georgia Financial Corp.	500	11,075
	Sovereign Bancorp, Inc.	7,900	176,170
	StanCorp Financial Group, Inc.	6,375	311,228
	State Auto Financial Corp.	5,200	169,000
	State Bancorp, Inc.	900	14,544
	State Street Corp.	6,400	397,440
	Sterling Bancorp	2,435	44,926
	Sterling Bancshares, Inc.	5,672	96,934
	Sterling Financial Corp.	4,300	129,172
	Sterling Financial Corp. (PA)	3,500	74,515
	Stewart Information Services Corp.	1,972	74,956
*	Stifel Financial Corp.	1,328	49,295
	Student Loan Corp.	1,044	194,142

28

	Suffolk Bancorp	1,300	39,845
	Summit Bancshares, Inc.	1,600	32,336
	Summit Bank Corp.	928	14,152
* #	Sun American Bancorp	2,599	13,905
*	Sun Bancorp, Inc.	1,680	28,476
	SunTrust Banks, Inc.	14,044	1,063,271
*	Superior Bancorp	3,000	34,410
	Susquehanna Bancshares, Inc.	5,800	132,472
	Sussex Bancorp	505	7,348
*	SVB Financial Group	4,200	202,524
	SWS Group, Inc.	1,000	23,230
	Synergy Financial Group, Inc.	1,682	24,675
	Synovus Financial Corp.	18,588	489,050
	T. Rowe Price Group, Inc.	2,500	197,750
	Taylor Capital Group, Inc.	1,300	53,469
	TCF Financial Corp.	9,800	261,660
	TD Banknorth, Inc.	18,178	520,618
	Team Financial, Inc.	492	7,097
	Teche Holding Co.	400	17,420
*	Temecula Valley Bancorp, Inc.	1,200	25,860
*	Texas Capital Bancshares, Inc.	362	8,308
	Texas Regional Bancshares, Inc. Class A	6,620	209,126
	Texas United Bancshares, Inc.	1,275	30,600
	TF Financial Corp.	400	11,516
*	The Bancorp, Inc.	1,800	41,328
	The Colonial BancGroup, Inc.	13,500	359,910
*	The Enstar Group, Inc.	638	52,584
	The Goldman Sachs Group, Inc.	16,400	2,475,580
	The Phoenix Companies, Inc.	1,900	26,942
	The Savannah Bancorp, Inc.	500	18,625
	The St. Paul Travelers Companies, Inc.	24,160	1,063,523
	The Wilber Corp.	800	8,720
	TIB Financial Corp.	800	25,520
	TierOne Corp.	2,100	68,880
	Timberland Bancorp, Inc.	500	15,400
	Tompkins County Trustco, Inc.	1,320	54,067
	Torchmark Corp.	7,672	451,727
	Tower Financial Corp.	525	10,030
	Tower Group, Inc.	400	12,404
*	Tradestation Group, Inc.	2,500	34,775
	Transatlantic Holdings, Inc.	7,967	458,103
*	Triad Guaranty, Inc.	1,800	97,434
	Trico Bancshares	1,800	48,762
#	TrustCo Bank Corp. NY	6,700	73,633
	Trustmark Corp.	6,972	209,230
	U.S. Bancorp	34,300	1,058,841
*	U.S.I. Holdings Corp.	500	6,890
#	UCBH Holdings, Inc.	11,200	198,016
	UMB Financial Corp.	5,400	173,988
	Umpqua Holdings Corp.	5,572	146,766
*	Unico American Corp.	100	1,175
	Union Bankshares Corp.	972	38,365
	Union Bankshares, Inc.	700	14,840
	UnionBanCal Corp.	6,800	460,020
	UnionBancorp, Inc.	435	8,765

29

	United Bancshares, Inc.	400	6,208
	United Bankshares, Inc.	5,300	186,931
	United Community Banks, Inc.	4,869	144,950
	United Community Financial Corp.	3,867	44,509
	United Financial Corp.	325	7,140
	United Fire & Casualty Co	2,400	75,240
*	United PanAm Financial Corp.	2,100	59,136
#	United Security Bancshares	1,458	33,024
	Unitrin, Inc.	8,200	367,442
	Unity Bancorp, Inc.	800	14,472
*	Universal American Financial Corp.	7,300	102,127
	Univest Corporation of Pennsylvania	1,556	40,814
	UnumProvident Corp.	23,788	427,232
	USB Holding Co., Inc.	2,700	62,640
	Vail Banks, Inc.	662	10,625
*	Valley Bancorp	301	11,787
	Valley National Bancorp	10,336	253,335
	Vineyard National Bancorp Co.	1,162	29,840
*	Virginia Commerce Bancorp, Inc.	2,585	66,538
	Virginia Financial Group, Inc.	936	36,654
	Wachovia Corp.	62,048	3,319,568
	Waddell & Reed Financial, Inc	2,972	66,216
	Wainwright Bank & Trust Co.	945	10,490
	Washington Banking Co.	1,092	20,748
	Washington Federal, Inc.	10,444	239,585
	Washington Mutual, Inc.	37,076	1,702,159
*	Washington Savings Bank, FSB	500	4,300
	Washington Trust Bancorp, Inc.	1,600	41,536
	Wayne Savings Bancshares, Inc.	500	7,555
	Webster Financial Corp.	6,244	302,772
	Wells Fargo & Co.	32,300	2,143,751
	Wesbanco, Inc.	2,710	81,463
	Wesco Financial Corp.	840	334,824
	West Bancorporation	2,102	35,335
	West Coast Bancorp	1,900	51,661
	Westamerica Bancorporation	2,800	135,912
	Westbank Corp.	650	10,628
	Western Sierra Bancorp	500	21,175
	Westfield Financial, Inc.	1,306	31,331
	Westwood Holdings Group, Inc.	700	12,950
	Whitney Holding Corp.	7,775	280,989
	Willow Grove Bancorp, Inc.	2,200	36,850
	Wilmington Trust Corp.	6,572	280,690
	Wilshire Bancorp, Inc.	3,347	59,208
	Wintrust Financial Corp.	3,000	153,990
*	World Acceptance Corp.	2,172	69,873
	WVS Financial Corp.	302	5,140
	Yardville National Bancorp	1,400	51,534
	Zenith National Insurance Corp.	4,450	178,000
	Zions Bancorporation	6,600	534,798
Total Financials			135,396,767

30

Health Care — (9.2%)
*	Abaxis, Inc.	1,100	18,788
	Abbott Laboratories	17,700	755,790
*	Abiomed, Inc.	3,400	45,560
*	Abraxis Bioscience, Inc.	3,900	111,696
*	Acacia Research-CombiMatrix	4,100	7,708
*	Acadia Pharmaceuticals, Inc.	1,931	20,005
*	Accelrys, Inc.	1,300	9,321
*	Acusphere, Inc.	3,288	18,216
*	Adeza Biomedical Corp.	200	2,626
*	Adolor Corp.	2,600	60,762
*	Advanced Magnetics, Inc.	600	15,666
* #	Advanced Medical Optics, Inc.	8,200	371,624
*	Advancis Pharmaceutical Corp.	3,900	12,675
*	ADVENTRX Pharmaceuticals, Inc.	6,600	28,644
	Aetna, Inc.	21,144	813,198
*	Affymetrix, Inc.	1,600	44,016
*	Air Methods Corp.	1,600	35,920
*	Akorn, Inc.	4,041	16,204
*	Albany Molecular Research, Inc.	2,700	27,837
*	Alexion Pharmaceuticals, Inc.	1,800	58,518
* #	Align Technology, Inc.	7,300	53,947
* #	Alkermes, Inc.	5,400	107,028
#	Allergan, Inc.	1,200	113,784
*	Alliance Imaging, Inc.	500	2,900
*	Allied Healthcare International, Inc.	5,500	21,010
*	Allied Healthcare Products, Inc.	1,000	6,050
*	Allos Therapeutics, Inc.	6,919	22,141
*	Allscripts Healthcare Solutions, Inc.	3,000	52,320
*	Alnylam Pharmaceuticals, Inc.	1,900	28,101
	Alpharma, Inc. Class A	5,272	123,470
*	Amedisys, Inc.	1,600	57,200
*	American Dental Partners, Inc.	1,000	13,860
*	American Medical Systems Holdings, Inc.	6,800	134,436
*	American Retirement Corp.	2,000	64,420
	American Shared Hospital Services	700	4,480
*	AMERIGROUP Corp.	6,500	186,550
	AmerisourceBergen Corp.	11,900	518,721
*	Amgen, Inc.	8,600	581,274
*	AMICAS, Inc.	6,716	23,909
*	AMN Healthcare Services, Inc.	4,100	80,688
*	Amsurg Corp.	3,700	89,133
* #	Amylin Pharmaceuticals, Inc.	2,187	99,399
	Analogic Corp.	1,700	97,121
*	Andrx Corp.	7,100	165,856
*	Anika Therapeutics, Inc.	1,200	12,624
* #	Antigenics, Inc.	2,500	5,950
*	AP Pharma, Inc.	1,000	1,740
#	Applera Corp. - Applied Biosystems Group	5,800	171,680
*	Applera Corp. - Celera Genomics Group	9,244	103,533
*	Apria Healthcare Group, Inc.	1,900	36,480
*	Aradigm Corp.	500	755
*	Arena Pharmaceuticals, Inc.	2,600	35,464
*	Ariad Pharmaceuticals, Inc.	4,400	22,572
*	Arqule, Inc.	3,200	17,280
	Array BioPharma, Inc.	5,000	36,800
	Arrow International, Inc.	5,372	173,193
	*Arthrocare Corp.	2,500	105,600

31

*	Aspect Medical Systems, Inc.	1,000	19,620
* #	AtheroGenics, Inc.	3,200	42,528
	Atrion Corp.	200	14,400
*	ATS Medical, Inc.	4,000	11,320
*	AVANIR Pharmaceuticals Class A	1,675	16,398
*	Avant Immunotherapeutics, Inc.	4,000	6,680
* #	AVI BioPharma, Inc.	6,348	28,883
*	Avigen, Inc.	3,000	16,830
#	Bard (C.R.), Inc.	2,000	148,020
*	Barr Laboratories, Inc.	2,100	110,670
*	Barrier Therapeutics, Inc.	3,100	18,352
	Bausch & Lomb, Inc.	3,000	147,450
	Baxter International, Inc.	5,300	199,810
	Beckman Coulter, Inc.	7,544	417,183
	Becton Dickinson & Co.	2,900	175,247
*	Bentley Pharmaceuticals, Inc.	2,744	32,352
*	Bioanalytical Systems, Inc.	615	3,844
* #	BioCryst Pharmaceuticals, Inc.	1,626	21,545
*	Bioenvision, Inc.	4,900	28,322
*	Biogen Idec, Inc.	13,344	622,231
*	Bio-Imaging Technologies, Inc.	1,688	6,566
#	BioLase Technology, Inc.	1,400	10,416
* #	BioMarin Pharmaceutical, Inc.	6,500	84,435
	Biomet, Inc.	4,744	167,036
*	Bio-Rad Laboratories, Inc. Class A	2,700	179,334
*	Bio-Rad Laboratories, Inc. Class B	500	33,525
*	Bio-Reference Laboratories, Inc.	1,600	29,968
*	BioSante Pharmaceuticals, Inc.	1,000	3,250
*	BioScrip, Inc.	4,992	27,706
*	Biosite, Inc.	2,200	98,978
*	BioSphere Medical, Inc.	977	5,520
*	Bioveris Corp.	2,222	14,776
*	Boston Scientific Corp.	5,000	103,400
*	Bovie Medical Corp.	1,600	6,352
* #	Bradley Pharmaceuticals, Inc.	2,500	32,350
	Bristol-Myers Squibb Co.	22,600	554,830
*	Bruker BioSciences Corp.	11,443	66,255
*	BSD Medical Corp.	1,300	7,566
*	Caliper Life Sciences, Inc.	3,056	15,708
	Cambrex Corp.	2,400	48,480
*	Candela Corp.	2,700	46,494
*	Cantel Medical Corp.	2,072	28,614
*	Capital Senior Living Corp.	1,100	12,100
*	Caraco Pharmaceutical Laboratories, Ltd.	1,600	17,168
	Cardinal Health, Inc.	7,572	506,643
*	Cardiotech International, Inc.	2,786	6,575
*	Caremark Rx, Inc.	16,672	799,756
*	Celgene Corp.	3,800	157,510
* #	Cell Genesys, Inc.	5,600	34,664
* #	Cell Therapeutics, Inc.	900	1,269
*	Celsion Corp.	600	2,160
*	Centene Corp.	5,100	132,855
*	Cephalon, Inc.	3,100	185,132
*	Cepheid, Inc.	3,100	30,008
* #	Cerner Corp.	4,100	155,718

32

*	Cerus Corp.	1,844	15,213
*	Chad Therapeutics, Inc.	1,600	4,208
*	Charles River Laboratories International, Inc.	8,644	346,106
	Chemed Corp.	3,100	166,935
*	Cholestech Corp.	1,800	24,660
	Cigna Corp.	6,772	628,035
	CNS, Inc.	1,100	25,091
	Collagenex Pharmaceuticals, Inc.	985	12,253
*	Columbia Laboratories, Inc.	4,163	15,695
*	Community Health Systems, Inc.	8,700	327,990
	Computer Programs & Systems, Inc.	500	20,090
*	Conceptus, Inc.	1,700	22,627
*	Conmed Corp.	1,700	33,048
*	Connetics Corp.	4,200	49,350
*	Conor Medsystems, Inc.	300	6,990
#	Cooper Companies, Inc.	2,400	113,640
*	Corcept Therapeutics, Inc.	2,736	13,051
*	Corgentech, Inc.	2,325	17,228
* #	Cortex Pharmaceuticals, Inc.	4,000	12,720
*	Corvel Corp.	1,274	30,232
*	Cotherix, Inc.	200	1,574
*	Covance, Inc.	3,500	206,745
*	Coventry Health Care, Inc.	7,844	409,849
*	Critical Therapeutics, Inc.	4,688	22,034
*	Criticare Systems, Inc.	1,320	6,257
*	Cross Country Healthcare, Inc.	3,972	70,026
*	CryoLife, Inc.	1,100	4,961
*	Cubist Pharmaceuticals, Inc.	3,000	71,010
*	CuraGen Corp.	6,800	25,636
*	Curis, Inc.	4,500	7,065
*	Cutera, Inc.	1,400	23,086
*	CV Therapeutics, Inc.	1,700	28,322
*	Cyberonics, Inc.	200	4,998
*	Cypress Bioscience, Inc.	4,200	28,938
*	Cytogen Corp.	2,800	9,324
*	Cytomedix, Inc.	1,800	4,770
*	Cytyc Corp.	5,800	152,424
	Dade Behring Holdings, Inc.	7,300	271,925
	Datascope Corp.	1,885	64,674
*	DaVita, Inc.	1,972	104,437
*	Daxor Corp.	644	10,948
*	Dendreon Corp.	6,510	28,644
*	Dendrite International, Inc.	3,600	36,612
#	Dentsply International, Inc.	3,200	191,360
*	DepoMed, Inc.	3,844	22,026
	Diagnostic Products Corp.	3,400	196,248
*	Digene Corp.	1,400	52,332
*	Dionex Corp.	1,200	64,632
*	Discovery Laboratories, Inc.	7,400	16,502
*	Discovery Partners International, Inc.	800	1,992
*	Diversa Corp.	4,700	44,039
*	DJ Orthopedics, Inc.	2,100	80,535
*	DOV Pharmaceutical, Inc.	1,300	4,017
* #	Durect Corp.	2,200	10,340
* #	DUSA Pharmaceuticals, Inc.	2,200	13,024

33

* #	Dyadic International, Inc.	1,700	10,880
*	Dyax Corp.	5,300	19,875
*	Dynavax Technologies Corp.	4,224	17,825
*	Eclipsys Corp.	2,900	56,376
*	Edwards Lifesciences Corp.	3,000	133,020
	Eli Lilly & Co.	13,000	671,320
*	Embrex, Inc.	1,200	12,408
*	Emdeon Corp.	26,234	304,577
*	Emeritus Corp.	1,300	27,937
*	Emisphere Technologies, Inc.	2,100	20,475
*	Encision, Inc.	100	300
*	Encore Medical Corp.	9,280	46,214
*	Encysive Pharmaceuticals, Inc.	2,000	8,700
*	Endo Pharmaceuticals Holdings, Inc.	6,500	190,710
*	Endologix, Inc.	4,584	16,457
*	Enpath Medical, Inc.	1,011	10,514
*	Entremed, Inc.	5,800	10,092
*	Enzo Biochem, Inc.	2,400	24,840
*	Enzon Pharmaceuticals, Inc.	4,800	35,760
*	EPIX Pharmaceuticals, Inc.	1,200	4,296
*	eResearch Technology, Inc.	2,400	21,888
*	etrials Worldwide, Inc.	1,072	5,231
* #	ev3, Inc.	333	4,838
*	Exact Sciences Corp.	3,200	7,840
*	Exactech, Inc.	1,400	18,634
*	Exelixis, Inc.	4,700	50,995
* #	Express Scripts, Inc.	2,700	197,856
*	E-Z-EM, Inc.	1,600	24,640
*	First Horizon Pharmaceutical Corp.	4,500	94,995
*	Fisher Scientific International, Inc.	9,200	683,100
*	Five Star Quality Care, Inc.	3,600	39,600
*	Forest Laboratories, Inc.	3,800	142,424
*	Gene Logic, Inc.	1,700	4,148
*	Genentech, Inc.	8,000	663,680
*	Genesis HealthCare Corp.	2,400	112,968
*	Genitope Corp.	4,578	32,870
*	Gen-Probe, Inc.	2,000	108,000
*	Genta, Inc.	6,304	10,780
*	Gentiva Health Services, Inc.	3,400	59,058
*	GenVec, Inc.	7,400	14,134
*	Genzyme Corp.	4,272	254,184
* #	Geron Corp.	4,800	33,408
*	Gilead Sciences, Inc.	3,787	217,109
*	Greatbatch, Inc.	2,472	56,090
*	GTC Biotherapeutics, Inc.	4,300	4,300
*	GTx, Inc.	221	1,907
*	Haemonetics Corp.	3,200	161,600
*	Halozyme Therapeutics, Inc.	3,434	8,448
*	Hana Biosciences, Inc.	2,100	18,606
*	Hanger Orthopedic Group, Inc.	1,100	8,613
*	Harvard Bioscience, Inc.	4,273	17,947
	HCA, Inc.	5,600	248,920
	Health Management Associates, Inc.	8,000	166,800
*	Health Net, Inc.	6,380	274,468
*	HealthExtras, Inc.	2,577	77,413

34

*	HealthStream, Inc.	2,600	9,906
*	HealthTronics, Inc.	1,500	11,070
*	Healthways, Inc.	2,100	111,594
*	Hemispherx Biopharma, Inc.	3,257	8,794
	Hillenbrand Indutries, Inc.	6,000	303,240
*	Hi-Tech Pharmacal Co., Inc.	1,600	31,712
*	HMS Holdings Corp.	2,848	27,455
*	Hollis-Eden Pharmaceuticals, Inc.	3,200	15,200
* #	Hologic, Inc.	1,800	71,082
	Hooper Holmes, Inc.	7,800	23,478
*	Horizon Health Corp.	1,800	38,124
*	Hospira, Inc.	2,272	101,808
*	Human Genome Sciences, Inc.	15,500	169,880
*	Humana, Inc.	9,500	480,985
*	ICOS Corp.	4,300	87,376
*	ICU Medical, Inc.	1,700	70,499
*	Idenix Pharmaceuticals, Inc.	370	3,341
*	IDEXX Laboratories, Inc.	1,187	90,722
*	IDM Pharma, Inc.	1,600	6,304
*	I-Flow Corp.	2,944	37,477
*	Illumina, Inc.	2,300	62,859
*	ImClone Systems, Inc.	3,100	124,000
* #	Immtech International, Inc.	400	2,712
*	Immucor, Inc.	4,000	72,760
*	Immunicon Corp.	3,100	15,705
*	ImmunoGen, Inc.	2,200	8,030
*	Immunomedics, Inc.	5,200	14,456
*	Implant Sciences Corp.	1,000	3,890
*	Incyte Corp.	6,500	27,105
*	Indevus Pharmaceuticals, Inc.	4,471	22,221
*	Inhibitex, Inc.	200	386
* #	Inovio Biomedical Corp.	1,600	3,824
*	Insmed, Inc.	2,600	4,342
*	Inspire Pharmaceuticals, Inc.	3,900	18,642
*	Integra LifeSciences Holdings	2,800	107,632
*	IntegraMed America, Inc.	800	9,720
*	Interleukin Genetics, Inc.	2,240	12,746
*	Intermagnetics General Corp.	5,100	118,677
* #	InterMune, Inc.	2,000	31,720
*	IntraLase Corp.	500	9,575
* #	Introgen Therapeutics, Inc.	1,100	5,467
*	Intuitive Surgical, Inc.	900	100,161
	Invacare Corp.	2,400	67,968
* #	Inverness Medical Innovations, Inc.	3,872	111,707
*	Invitrogen Corp.	6,400	407,936
*	Iomed, Inc.	900	1,998
*	Iridex Corp.	1,086	11,294
*	IRIS International, Inc.	2,132	30,317
*	Isis Pharmaceuticals, Inc.	4,300	33,626
* #	Isolagen, Inc.	3,100	5,549
*	Ista Pharmaceuticals, Inc.	1,700	10,064
*	I-Trax, Inc.	4,900	15,631
*	IVAX Diagnostics, Inc.	1,700	3,502
	Johnson & Johnson	18,500	1,114,070
*	Kendle International, Inc.	1,600	51,872

35

*	Kensey Nash Corp.	1,300	38,285
*	Keryx Biopharmaceuticals, Inc.	2,100	30,030
	Kewaunee Scientific Corp.	300	2,697
*	Kindred Healthcare, Inc.	2,900	73,544
*	Kinetic Concepts, Inc.	2,800	108,920
*	Kos Pharmaceuticals, Inc.	2,900	124,439
*	Kosan Biosciences, Inc.	2,500	11,175
*	K-V Pharmaceutical Co. Class A	4,400	89,232
*	K-V Pharmaceutical Co. Class B	1,500	30,825
*	Kyphon, Inc.	2,500	99,225
* #	La Jolla Pharmaceutical Co.	4,500	16,920
*	Laboratory Corp. of America Holdings	7,300	433,328
*	Lannet Co., Inc.	3,534	21,239
* #	Laserscope, Inc.	500	10,600
	LCA-Vision, Inc.	1,200	65,208
*	Lexicon Genetics, Inc.	7,500	37,500
*	Lifecell Corp.	2,000	54,000
*	Lifecore Biomedical, Inc.	1,972	29,580
* #	LifePoint Hospitals, Inc.	2,600	91,858
*	Lincare Holdings, Inc.	5,972	222,756
*	Lipid Sciences, Inc.	200	308
*	Luminex Corp.	1,600	26,080
*	Magellan Health Services, Inc.	4,500	182,025
* #	Mannkind Corp.	4,900	93,296
#	Manor Care, Inc.	4,200	195,048
* #	Martek Biosciences Corp.	2,400	60,840
*	Matria Healthcare, Inc.	2,600	75,036
*	Matrixx Initiatives, Inc.	1,287	19,202
*	Maxygen, Inc.	4,400	34,056
	McKesson Corp.	11,872	587,664
*	Medarex, Inc.	7,200	73,872
*	MedCath Corp.	400	6,232
*	Medco Health Solutions, Inc.	11,444	616,832
*	Medical Action Industries, Inc.	1,293	29,687
*	Medical Staffing Network Holdings, Inc.	4,025	19,159
	Medicis Pharmaceutical Corp. Class A	6,500	193,830
*	Medimmune, Inc.	4,244	135,044
*	MEDTOX Scientific, Inc.	1,100	11,110
	Medtronic, Inc.	11,800	595,782
*	Memory Pharmaceuticals Corp.	4,800	8,304
*	Memry Corp.	3,600	9,180
	Mentor Corp.	1,200	48,468
	Merck & Co., Inc.	25,100	835,579
*	Merge Technologies, Inc.	2,600	33,046
	Meridian Bioscience, Inc.	1,600	38,064
*	Merit Medical Systems, Inc.	1,600	18,320
*	Metabasis Therapeutics, Inc.	3,100	24,428
*	Metropolitan Health Networks, Inc.	3,300	8,415
*	MGI Pharma, Inc.	4,600	82,846
*	MicroIslet, Inc.	2,500	4,375
*	Micromet, Inc.	1,200	5,580
*	Microtek Medical Holdings, Inc.	5,214	19,292
*	Millennium Pharmaceuticals, Inc.	37,376	319,939
*	Millipore Corp.	2,900	201,260
*	Molecular Devices Corp.	2,200	63,228

36

*	Molina Healthcare, Inc.	3,500	132,370
* #	Momenta Pharmaceuticals, Inc.	2,200	31,328
*	Monogram Biosciences, Inc.	6,900	12,834
*	MTS Medication Technologies	800	4,800
*	Myogen, Inc.	2,500	77,875
*	Myriad Genetics, Inc.	3,900	101,829
* #	Nabi Biopharmaceuticals	3,300	19,371
* #	Nanogen, Inc.	3,700	7,881
* #	Nastech Pharmaceutical Co., Inc.	2,600	36,374
*	National Dentex Corp.	800	17,152
	National Healthcare Corp.	1,500	66,525
	National Home Health Care Corp.	500	5,015
*	National Medical Health Card Systems, Inc.	700	8,330
	National Research Corp.	800	17,400
*	Natus Medical, Inc.	2,200	27,434
* #	Nektar Therapeutics	7,400	147,926
*	Neogen Corp.	1,130	23,052
*	Neopharm, Inc.	1,544	8,693
*	Neose Technologies, Inc.	4,300	13,115
* #	Nephros, Inc.	1,000	1,550
* #	Neurocrine Biosciences, Inc.	4,700	92,637
*	Neurogen Corp.	4,643	25,397
*	Neurometric, Inc.	700	20,398
*	New Brunswick Scientific Co., Inc.	1,326	10,794
* #	New River Pharmaceuticals, Inc.	2,862	84,429
*	NitroMed, Inc.	700	2,863
*	NMT Medical, Inc.	1,562	18,666
* #	Northfield Laboratories, Inc.	2,700	24,840
*	NovaMed, Inc.	3,300	23,496
*	Novavax, Inc.	6,396	32,428
*	Noven Pharmaceuticals, Inc.	2,800	49,056
*	NPS Pharmaceuticals, Inc.	3,400	18,836
*	Nutraceutical International Corp.	1,650	26,813
*	NuVasive, Inc.	1,800	29,574
*	Nuvelo, Inc.	3,000	49,080
	NWH, Inc.	300	5,343
* #	Occulogix, Inc.	400	892
*	Odyssey Healthcare, Inc.	4,000	65,240
#	Omnicare, Inc.	6,767	313,718
*	Omnicell, Inc.	2,962	39,661
*	Onyx Pharmaceuticals, Inc.	3,900	77,961
	Option Care, Inc.	4,100	46,207
*	OraSure Technologies, Inc.	5,200	45,396
*	Orchid Cellmark, Inc.	1,800	7,038
*	Orthologic Corp.	5,052	7,831
* #	Oscient Pharmaceutical Corp.	6,300	7,938
*	OSI Pharmaceuticals, Inc.	6,600	188,892
	Owens & Minor, Inc.	5,044	149,807
*	Oxigene, Inc.	2,800	11,032
*	Pain Therapeutics, Inc.	2,600	22,100
*	PainCare Holdings, Inc.	4,800	6,624
*	Palatin Technologies, Inc.	3,700	8,584
*	Palomar Medical Technologies, Inc.	900	40,167
*	Panacos Pharmaceuticals, Inc.	5,100	32,130
*	Par Pharmaceutical Companies, Inc.	4,500	103,275

37

*	Parexel International Corp.	3,200	91,840
*	Patterson Companies, Inc.	1,400	47,950
*	PDI, Inc.	1,900	26,125
*	PDL BioPharma, Inc.	5,572	112,833
*	Pediatric Services of America, Inc.	600	7,860
*	Pediatrix Medical Group, Inc.	4,700	217,093
*	Penwest Pharmaceuticals Co.	1,240	23,982
	PerkinElmer, Inc.	14,844	309,646
	Perrigo Co.	11,864	199,552
*	Per-Se Technologies, Inc.	2,100	52,332
	Pfizer, Inc.	284,432	6,729,661
	Pharmaceutical Products Development Service, Inc.	4,800	174,384
*	Pharmacopia Drug Discovery, Inc.	2,325	11,509
*	Pharmacyclics, Inc.	1,000	4,010
*	Pharmion Corp.	4,000	78,440
*	PhotoMedex, Inc.	900	1,458
	PolyMedica Corp.	2,300	88,297
*	Possis Medical, Inc.	1,476	11,867
*	Pozen, Inc.	1,700	23,800
*	PRA International	390	9,777
*	PRAECIS Pharmaceuticals, Inc.	1,400	7,476
*	Progenics Pharmaceuticals, Inc.	2,935	62,251
*	Prospect Medical Holdings, Inc.	1,000	5,830
*	Providence Service Corp.	1,400	43,666
*	ProxyMed, Inc.	1,595	11,723
*	PSS World Medical, Inc.	6,500	115,440
	Psychemedics Corp.	266	4,487
*	Psychiatric Solutions, Inc.	6,300	185,220
*	QuadraMed Corp.	4,400	8,976
	Quest Diagnostics, Inc.	3,844	214,265
*	Questcor Pharmaceuticals, Inc.	4,260	7,881
*	Quidel Corp.	3,850	36,306
*	Quigley Corp.	1,392	12,993
*	Radiation Therapy Services, Inc.	2,368	57,471
*	Radiologix, Inc.	1,200	2,868
*	Regeneration Technologies, Inc.	4,232	30,005
*	Regeneron Pharmaceuticals, Inc.	3,222	41,693
*	RegeneRx Biopharmaceuticals, Inc.	1,200	3,348
*	RehabCare Group, Inc.	1,000	16,870
*	Renovis, Inc.	3,265	53,220
*	Repligen Corp.	3,488	10,673
*	Res-Care, Inc.	3,428	68,046
* #	ResMed, Inc.	3,000	136,380
*	Respironics, Inc.	3,800	129,276
*	Retractable Technologies, Inc.	3,200	10,720
*	Rigel Pharmaceuticals, Inc.	2,300	22,609
*	Rita Medical Systems, Inc.	5,988	21,916
*	Rochester Medical Corp.	634	9,256
*	Sangamo BioSciences, Inc.	3,594	27,314
* #	Santarus, Inc.	5,086	35,449
*	Savient Pharmaceuticals, Inc.	7,700	44,275
*	Schein (Henry), Inc.	5,072	233,768
	Schering-Plough Corp.	12,500	238,250
*	Schick Technologies, Inc.	1,000	42,110

38

*	SciClone Pharmaceuticals, Inc.	4,100	9,225
*	SCOLR Pharma, Inc.	2,300	11,316
*	Seattle Genetics, Inc.	4,022	16,691
*	Senomyx, Inc.	3,400	54,298
*	Sepracor, Inc.	1,700	88,009
*	SeraCare Life Sciences, Inc.	1,000	5,750
*	Serologicals Corp.	4,072	126,924
*	SFBC International, Inc.	1,000	15,550
*	Sierra Health Services, Inc.	2,200	90,640
*	Signalife, Inc.	1,200	2,940
*	Sirna Therapeutics, Inc.	4,000	24,080
*	Solexa, Inc.	2,100	19,005
*	Sonic Innovations, Inc.	3,007	14,644
*	SonoSite, Inc.	1,800	66,204
*	Sonus Pharmaceuticals, Inc.	200	1,086
	Span-American Medical System, Inc.	300	3,357
*	Spectranetics Corp.	1,500	19,440
*	Spectrum Pharmaceuticals, Inc.	2,400	9,456
*	SRI/Surgical Express, Inc.	1,095	5,628
*	St. Jude Medical, Inc.	3,500	119,350
*	Staar Surgical Co.	3,070	26,525
*	Stereotaxis, Inc.	300	2,943
	Steris Corp.	8,572	195,013
	Stratagene Corp.	2,726	17,992
*	Strategic Diagnostics, Inc.	2,508	7,775
	Stryker Corp.	4,700	206,330
*	Sun Healthcare Group, Inc.	2,800	22,988
*	Sunrise Senior Living, Inc.	5,972	200,002
*	SuperGen, Inc.	4,300	18,060
* #	SurModics, Inc.	1,600	62,256
*	Symbion, Inc.	2,724	59,765
*	Symmetry Medical, Inc.	500	9,315
*	Synovis Life Technologies, Inc.	1,700	16,575
*	Tanox, Inc.	5,200	74,308
*	Techne Corp.	1,272	69,553
* #	Telik, Inc.	5,116	81,754
*	Tenet Healthcare Corp.	29,300	232,056
*	The Medicines Co.	3,000	55,500
*	Theragenics Corp.	4,800	16,272
* #	Thermo Electron Corp.	10,300	378,422
*	Third Wave Technologies, Inc.	1,600	4,160
*	Thoratec Corp.	6,400	90,688
*	Threshold Pharmaceuticals, Inc.	48	197
*	Titan Pharmaceuticals, Inc.	3,074	6,087
*	Triad Hospitals, Inc.	10,500	422,940
*	Trimeris, Inc.	1,100	11,858
*	TriPath Imaging, Inc.	5,000	35,750
*	Tripos, Inc.	1,300	3,305
*	TriZetto Group, Inc.	2,200	31,372
*	U.S. Physical Therapy, Inc.	1,400	21,042
*	United Surgical Partners International, Inc.	4,500	139,995
*	United Therapeutics Corp.	1,200	57,792
	UnitedHealth Group, Inc.	14,720	647,091
	Universal Health Services, Inc.	6,100	309,636
*	Urologix, Inc.	1,500	5,340

39

	Utah Medical Products, Inc.	469	14,145
	Valeant Pharmaceuticals International	10,500	180,600
*	Varian Medical Systems, Inc.	2,375	111,388
*	Varian, Inc.	3,700	162,837
*	Vascular Solutions, Inc.	900	7,578
*	VCA Antech, Inc.	3,000	90,360
*	Ventana Medical Systems, Inc.	2,000	94,920
*	Ventiv Health, Inc.	3,300	97,482
*	Vertex Pharmaceutica ls, Inc.	4,200	144,900
*	ViaCell, Inc.	400	2,008
*	Viasys Healthcare, Inc.	3,972	100,055
*	Vical, Inc.	1,600	10,320
*	ViroPharma, Inc.	3,200	31,136
*	VistaCare, Inc.	2,000	27,640
*	Vital Images, Inc.	1,500	34,935
	Vital Signs, Inc.	1,500	75,030
*	Vivus, Inc.	5,500	24,035
*	Waters Corp.	2,000	83,300
*	Watson Pharmaceuticals, Inc.	11,801	298,919
*	WellCare Health Plans, Inc.	3,800	189,050
*	WellPoint, Inc.	24,051	1,721,571
	West Pharmaceutical Services, Inc.	3,700	125,874
*	Wright Medical Group, Inc.	4,344	98,174
	Wyeth	13,972	639,079
*	Xenogen Corp.	1,600	4,976
	Young Innovations, Inc.	1,200	38,940
*	Zevex International, Inc.	750	9,795
*	Zila, Inc.	5,868	20,597
*	Zimmer Holdings, Inc.	4,500	272,475
*	Zoll Medical Corp.	1,300	38,506
*	Zymogenetics, Inc.	6,500	112,125
Total Health Care			53,528,024

Industrials — (10.9%)
*	3-D Systems Corp.	1,900	37,620
	3M Co.	7,500	627,450
*	AAON, Inc.	1,594	37,172
*	AAR Corp.	1,500	36,120
*	Ablest, Inc.	400	3,522
	ABM Industries, Inc.	6,000	104,100
	Abrams Industries, Inc.	610	2,599
*	ABX Air, Inc.	4,400	29,656
* #	Acco Brands Corp.	2,600	59,176
*	Accuride Corp.	100	1,148
	Aceto Corp.	3,300	25,278
*	Active Power, Inc.	6,100	26,901
	Actuant Corp.	2,700	159,381
	Acuity Brands, Inc.	5,300	211,470
	Adesa, Inc.	10,744	244,533
	Administaff, Inc.	1,600	61,488
*	Aerosonic Corp.	500	4,440
*	AGCO Corp.	10,800	264,168
*	AirNet Systems, Inc.	600	1,746
*	Airtran Holdings, Inc.	7,500	92,250
	Alamo Group, Inc.	1,367	29,719

40

*	Alaska Air Group, Inc.	4,100	158,834
	Albany International Corp. Class A	3,572	142,737
#	Alexander & Baldwin, Inc.	5,267	238,332
*	Alliant Techsystems, Inc.	2,700	210,762
*	Allied Defense Group, Inc.	700	15,022
* #	Allied Waste Industries, Inc.	31,400	374,602
	Ambassadors International, Inc.	1,507	33,501
*	Amerco, Inc.	2,600	229,866
	American Ecology Corp.	1,700	43,163
	American Power Conversion Corp.	11,500	226,320
*	American Reprographics Co.	300	10,401
* #	American Science & Engineering, Inc.	1,000	57,470
	American Standard Companies, Inc.	3,500	148,715
* #	American Superconductor Corp.	4,400	41,228
	American Woodmark Corp.	2,000	70,280
	Ameron International Corp.	500	28,640
#	Ametek, Inc.	3,100	141,453
	Ampco-Pittsburgh Corp.	1,328	43,638
* #	AMR Corp.	5,300	130,698
	Amrep Corp.	886	36,999
*	APAC Customer Services, Inc.	7,346	15,867
	Apogee Enterprises, Inc.	3,400	51,000
	Applied Industrial Technologies, Inc.	2,400	92,520
	Applied Signal Technologies, Inc.	1,672	29,344
	ARAMARK Corp.	1,700	55,675
*	Argon ST, Inc.	2,468	70,363
	Arkansas Best Corp.	3,100	127,751
*	Armor Holdings, Inc.	4,200	239,904
*	Astec Industries, Inc.	2,500	86,350
*	Astronics Corp.	744	10,379
* #	ASV, Inc.	3,200	65,440
*	Avalon Holding Corp. Class A	600	2,724
#	Avery Dennison Corp.	2,000	118,780
*	Aviall, Inc.	3,600	169,740
*	Axsys Technologies, Inc.	800	13,224
*	AZZ, Inc.	700	15,855
	Badger Meter, Inc.	900	49,680
*	Baker (Michael) Corp.	1,200	27,084
	Baldor Electric Co.	4,000	119,080
	Banta Corp.	2,972	146,995
	Barnes Group, Inc.	3,000	123,870
*	Barrett Business Services, Inc.	1,400	34,860
*	BE Aerospace, Inc.	9,000	199,530
*	Beacon Roofing Supply, Inc.	284	10,707
	Boeing Co.	8,384	697,968
	Bowne & Co., Inc.	1,600	23,200
	Brady Co. Class A	4,976	198,095
	Briggs & Stratton Corp.	6,400	207,360
*	BTU International, Inc.	1,100	16,951
	Bucyrus International, Inc.	300	15,312
	C&D Technologies, Inc.	3,200	21,120
	C. H. Robinson Worldwide, Inc.	3,087	135,951
* #	Capstone Turbine Corp.	11,700	35,685
#	Carlisle Companies, Inc.	2,900	235,480
	Cascade Corp.	1,500	56,400

41

*	Casella Waste Systems, Inc. Class A	3,091	48,220
	Caterpillar, Inc.	4,600	335,570
*	CBIZ, Inc.	9,594	79,151
*	CD&L, Inc.	1,240	2,170
	CDI Corp.	2,300	67,735
*	Celadon Group, Inc.	1,750	48,948
	Cendant Corp.	36,500	590,205
	Central Parking Corp.	600	8,586
*	Cenveo, Inc.	4,200	79,590
* #	Ceradyne, Inc.	2,600	113,542
	Champion Industries, Inc.	1,258	10,970
*	Channell Commercial Corp.	300	1,080
	Chase Corp.	600	8,610
* #	ChoicePoint, Inc.	1,600	71,216
	Cintas Corp.	9,744	412,756
	CIRCOR International, Inc.	700	20,489
	Clarcor, Inc.	6,100	191,845
*	Clean Harbors, Inc.	2,000	72,580
*	Coinstar, Inc.	3,552	83,401
*	Color Kinetics, Inc.	400	6,128
*	Columbus McKinnon Corp.	2,000	52,600
	Comfort Systems USA, Inc.	1,900	24,700
*	Commercial Vehicle Group, Inc.	2,700	55,458
*	Compudyne Corp.	1,056	7,350
	CompX International, Inc.	674	10,514
*	COMSYS IT Partners, Inc.	1,295	17,754
*	Consolidated Graphics, Inc.	1,800	91,692
*	Continental Airlines, Inc.	4,000	99,200
	Con-way, Inc.	4,400	259,996
*	Copart, Inc.	8,600	235,984
*	Cornell Companies, Inc.	600	9,480
	Corporate Executive Board Co.	800	81,376
*	Corrections Corporation of America	4,900	250,635
*	CoStar Group, Inc.	1,700	90,695
*	Covanta Holding Corp.	17,460	281,106
*	CPI Aerostructures, Inc.	600	4,452
*	CRA International, Inc.	1,500	66,600
	Crane Co.	5,800	233,044
*	Cross (A.T.) Co. Class A	1,812	8,335
	CSX Corp.	12,600	843,192
	Cubic Corp.	3,400	63,750
	Cummins, Inc.	2,700	297,567
	Curtiss-Wright Corp.	5,544	187,387
#	Danaher Corp.	3,300	211,563
	Deere & Co.	5,900	505,040
	Deluxe Corp.	1,500	32,235
*	DHB Industries, Inc.	5,100	5,829
*	DiamondCluster International, Inc.	3,700	35,298
* #	Distributed Energy Systems Corp.	4,600	23,322
* #	Document Securities Systems, Inc.	728	6,181
*	Dollar Thrifty Automotive Group, Inc.	3,100	140,988
	Donaldson Co., Inc.	3,600	119,556
	Donnelley (R.R.) & Sons Co.	12,000	386,160
	Dover Corp.	11,744	573,577
	DRS Technologies, Inc.	3,757	200,098

42

*	Ducommun, Inc.	1,400	27,188
*	Duratek, Inc.	500	10,970
*	Dynamex, Inc.	1,600	31,600
	Eastern Co.	500	11,025
	Eaton Corp.	8,644	635,680
	Ecology & Environment, Inc. Class A	300	3,060
	EDO Corp.	2,500	65,425
*	EGL, Inc.	4,000	180,280
*	Electro Rent Corp.	3,272	53,988
	ElkCorp	2,500	71,875
*	EMCOR Group, Inc.	3,900	187,551
	Emerson Electric Co.	4,300	354,836
*	Encore Wire Corp.	2,287	87,341
*	Energy Conversion Devices, Inc.	2,200	87,450
*	EnerSys	5,607	78,778
*	ENGlobal Corp.	1,600	13,632
	Ennis, Inc.	3,072	59,965
*	EnPro Industries, Inc.	2,772	96,355
*	Environmental Tectonics Corp.	1,172	6,270
	Equifax, Inc.	2,300	82,984
*	ESCO Technologies, Inc.	2,500	128,250
	Espey Manufacturing & Electronics Corp.	400	7,120
*	Essex Corp.	2,500	45,475
*	Esterline Technologies Corp.	3,100	127,131
* #	Evergreen Solar, Inc.	3,500	39,025
	Expeditors International of Washington, Inc.	1,800	177,210
*	Exponent, Inc.	1,189	35,670
*	ExpressJet Holdings, Inc.	4,400	25,828
*	EXX, Inc. Class A	1,807	4,265
	Fastenal Co.	2,600	111,800
	Federal Signal Corp.	5,972	91,252
	FedEx Corp.	4,400	480,788
*	Fiberstars, Inc.	870	6,595
*	First Advantage Corp.	1,300	30,459
*	First Consulting Group, Inc.	3,604	32,652
*	Flanders Corp.	3,400	34,510
	Florida East Coast Industries, Inc.	4,100	227,181
*	Flow International Corp.	1,900	25,460
*	Flowserve Corp.	4,900	260,582
#	Fluor Corp.	1,600	140,256
	Forward Air Corp.	1,800	67,356
*	Foster (L.B.) Co. Class A	1,329	31,737
	Franklin Electric Co., Inc.	2,200	115,082
* #	Frontier Airlines Holdings, Inc.	1,900	11,761
*	Frozen Food Express Industries, Inc.	2,400	24,216
*	FTI Consulting, Inc.	5,100	134,589
* #	FuelCell Energy, Inc.	6,100	63,806
	G & K Services, Inc. Class A	2,700	104,274
*	Gardner Denver Machinery, Inc.	3,287	248,037
	GATX Corp.	5,972	259,245
*	Gehl Co.	1,400	37,156
#	Gencorp, Inc.	4,200	76,188
*	General Cable Corp.	4,900	158,074
	General Dynamics Corp.	5,700	362,748
	General Electric Co.	200,236	6,860,085

43

*	Genesee & Wyoming, Inc.	4,728	142,029
*	Genlyte Group, Inc.	2,800	195,384
*	Global Power Equipment Group, Inc.	500	1,755
	Goodrich (B.F.) Co.	7,100	302,673
	Gorman-Rupp Co.	1,372	31,858
*	GP Strategies Corp.	1,500	11,550
#	Graco, Inc.	2,587	118,924
*	Graftech International, Ltd.	8,300	51,211
	Graham Corp.	400	7,956
	Granite Construction, Inc.	4,900	202,517
	Greenbrier Companies, Inc.	1,900	65,835
*	Griffon Corp.	3,700	100,418
	Hardinge, Inc.	1,253	17,855
	Harland (John H.) Co.	3,100	132,773
	Harsco Corp.	4,000	324,080
*	Hawaiian Holdings, Inc.	5,800	22,330
*	Hawk Corp.	1,100	15,004
	Healthcare Services Group, Inc.	3,100	62,961
	Heartland Express, Inc.	11,701	197,279
	Heico Corp.	2,000	61,300
	Heico Corp. Class A	1,800	48,474
*	Heidrick & Struggles International, Inc.	2,200	77,704
*	Henry Bros. Electronics, Inc.	684	3,885
*	Herley Industries, Inc.	2,000	37,840
	Herman Miller, Inc.	2,472	72,232
*	Hexcel Corp.	3,500	72,030
	Hi-Shear Technology Corp.	700	6,503
	Honeywell International, Inc.	11,900	490,042
*	Hub Group, Inc. Class A	2,400	113,568
	Hubbell, Inc.	5,072	255,375
	Hubbell, Inc. Class A	900	42,075
*	Hudson Highland Group, Inc.	1,800	21,456
	Hunt (J.B.) Transport Services, Inc.	14,600	357,262
*	Hurco Companies, Inc.	800	22,656
*	Huttig Building Products, Inc.	2,834	18,166
*	ICT Group, Inc.	1,800	48,204
	IDEX Corp.	5,000	241,750
* #	IHS, Inc.	5,615	151,324
*	II-VI, Inc.	3,300	62,634
	IKON Office Solutions, Inc.	16,500	213,180
	Illinois Tool Works, Inc.	7,200	357,480
*	Industrial Distribution Group, Inc.	300	2,997
*	Infrasource Services, Inc.	5,275	97,060
*	Innotrac Corp.	500	1,150
*	Innovative Solutions & Support, Inc.	2,400	32,304
*	Insituform Technologies, Inc. Class A	3,400	87,040
* #	Integrated Alarm Services Group, Inc.	3,200	11,936
* #	Integrated Electrical Services, Inc.	82	1,582
*	Interline Brands, Inc.	100	2,434
	International Aluminum Corp.	600	24,198
*	International Shipholding Corp.	767	10,055
	Interpool, Inc.	3,600	71,496
*	Intersections, Inc.	1,100	11,352
* #	Ionatron, Inc.	4,000	26,640
	ITT Industries, Inc.	10,700	558,005

44

*	Jacobs Engineering Group, Inc.	1,600	124,848
*	Jacuzzi Brands, Inc.	9,700	90,889
* #	JetBlue Airways Corp.	18,050	188,081
	JLG Industries, Inc.	4,700	102,225
	Joy Global, Inc.	2,039	109,576
*	Kadant, Inc.	600	14,064
	Kaman Corp. Class A	1,100	20,460
*	Kansas City Southern	9,144	242,590
#	Kaydon Corp.	3,300	137,709
	Kelly Services, Inc. Class A	4,000	108,240
	Kelly Services, Inc. Class B	532	14,470
	Kennametal, Inc.	4,587	274,303
*	Key Technology, Inc.	702	8,740
*	Kforce, Inc.	4,734	72,336
*	Kirby Corp.	2,900	217,877
	Knight Transportation, Inc.	8,300	158,032
	Knoll, Inc.	200	3,700
*	Korn/Ferry International	5,100	104,550
*	K-Tron International, Inc.	300	14,340
	L-3 Communications Holdings, Inc.	7,200	525,312
*	LaBarge, Inc.	1,959	25,957
*	Labor Ready, Inc.	5,200	120,380
*	Ladish Co., Inc.	1,700	66,963
	Laidlaw International, Inc.	11,644	293,429
	Landstar Systems, Inc.	2,200	97,218
	Lawson Products, Inc.	1,211	44,553
*	Layne Christensen Co.	2,000	54,200
*	Learning Tree International, Inc.	1,200	10,776
*	LECG Corp.	1,300	22,750
	Lennox International, Inc.	6,800	193,596
	Lincoln Electric Holdings, Inc.	4,000	219,840
	Lindsay Manufacturer Co.	1,500	33,075
*	LMI Aerospace, Inc.	1,287	24,710
	Lockheed Martin Corp.	4,600	333,454
	LSI Industries, Inc.	2,400	35,280
*	Lydall, Inc.	900	8,154
*	M&F Worldwide Corp.	1,000	15,800
*	Mac-Gray Corp.	1,709	22,063
*	Magnetek, Inc.	2,400	6,456
*	MAIR Holdings, Inc.	400	2,304
	Manpower, Inc.	5,200	342,316
*	Marten Transport, Ltd.	2,750	53,818
	Masco Corp.	16,100	499,422
	McGrath Rentcorp.	3,111	82,597
*	Media Sciences International, Inc.	1,600	7,520
*	Medialink Worldwide, Inc.	600	2,400
* #	Medis Technologies, Ltd.	1,600	38,784
*	Merrimac Industries, Inc.	400	3,760
*	Mesa Air Group, Inc.	4,187	40,111
	Met-Pro Corp.	1,473	18,427
*	MFRI, Inc.	600	6,246
* #	Microvision, Inc.	700	1,463
*	Middleby Corp.	500	44,665
*	Midwest Air Group, Inc.	1,800	8,046
*	Miller Industries, Inc.	1,400	27,496

45

#	Mine Safety Appliances Co.	4,200	173,082
*	Misonix, Inc.	1,000	5,350
*	Mobile Mini, Inc.	4,000	125,400
*	Modtech Holdings, Inc.	1,100	10,329
*	Monster Worldwide, Inc.	2,100	102,627
*	Moog, Inc. Class A	4,600	159,942
*	Moog, Inc. Class B	500	17,455
*	MPW Industrial Services Group, Inc.	1,000	2,500
	MSC Industrial Direct Co., Inc. Class A	2,100	97,083
*	MTC Technologies, Inc.	1,530	42,412
	Mueller Industries, Inc.	4,600	150,190
	Multi-Color Corp.	848	24,456
	NACCO Industries, Inc. Class A	900	128,592
*	Nashua Corp.	904	6,789
*	National Technical Systems, Inc.	999	7,952
*	Navigant Consulting, Inc.	6,400	129,344
*	Navistar International Corp.	4,200	111,636
*	NCI Building Systems, Inc.	2,600	157,664
*	NCO Group, Inc.	4,000	105,240
	Nordson Corp.	3,200	149,280
	Norfolk Southern Corp.	15,000	791,400
*	North America Galvanizing & Coatings, Inc.	800	3,072
	Northrop Grumman Corp.	12,500	808,500
*	NuCo2, Inc.	1,700	45,458
*	Odyssey Marine Exploration, Inc.	5,700	13,737
*	Old Dominion Freight Line, Inc.	4,350	134,024
*	Omega Flex, Inc.	700	12,537
*	On Assignment, Inc.	3,100	36,642
*	Orbital Sciences Corp.	6,875	103,056
	Oshkosh Truck Corp. Class B	3,300	174,405
	Outlook Group Corp.	400	5,308
*	P.A.M. Transportation Services, Inc.	1,586	42,489
	Paccar, Inc.	8,944	687,346
	Pall Corp.	11,800	355,062
*	Paragon Technologies, Inc.	300	2,856
	Parker Hannifin Corp.	7,087	552,928
*	Park-Ohio Holdings Corp.	1,500	26,235
*	Patrick Industries, Inc.	619	7,669
*	Patriot Transportation Holding, Inc.	340	29,883
*	Peerless Manufacturing Co.	400	8,788
*	Pemco Aviation Group, Inc.	100	1,492
	Pentair, Inc.	12,100	413,336
*	Perini Corp.	3,000	73,680
*	PHH Corp.	6,672	170,536
*	Pinnacle Airlines Corp.	1,400	9,576
	Pitney Bowes, Inc.	13,144	536,012
* #	Plug Power, Inc.	5,400	27,594
*	Powell Industries, Inc.	1,500	33,825
*	Power-One, Inc.	10,675	65,545
	Precision Castparts Corp.	2,400	138,312
	Preformed Line Products Co.	703	24,879
	Providence & Worcester Railroad Co.	700	11,872
#	PW Eagle, Inc.	1,500	42,135
*	Quality Distribution, Inc.	1,700	23,205
*	Quanta Services, Inc.	14,000	233,100

46

	Quixote Corp.	1,100	21,472
*	RailAmerica, Inc.	1,700	19,125
	Raven Industries, Inc.	900	28,413
	Raytheon Co.	17,244	790,637
*	RCM Technologies, Inc.	1,492	8,654
	Regal-Beloit Corp.	3,900	186,927
*	RemedyTemp, Inc.	1,260	20,803
*	Republic Airways Holdings, Inc.	5,114	78,500
	Republic Services, Inc.	7,972	325,258
*	Resources Connection, Inc.	2,800	71,400
	Robbins & Myers, Inc.	800	18,752
	Robert Half International, Inc.	3,000	123,120
	Rockwell Automation, Inc.	3,100	211,668
	Rockwell Collins, Inc.	3,000	163,800
	Rollins, Inc.	4,000	78,800
	Roper Industries, Inc.	5,600	262,304
*	Rush Enterprises, Inc. Class A	2,072	36,094
*	Rush Enterprises, Inc. Class B	900	14,517
	Ryder System, Inc.	7,378	398,633
	Schawk, Inc.	3,200	60,544
*	School Specialty, Inc.	2,900	104,516
*	SCS Transportation, Inc.	700	17,129
*	Security Capital Corp.	796	19,336
*	Sequa Corp. Class A	1,000	80,750
*	Sequa Corp. Class B	424	34,408
*	Servotronics, Inc.	300	1,758
*	Shaw Group, Inc.	9,572	254,998
*	SIFCO Industries, Inc.	500	2,175
	Simpson Manufacturing Co., Inc.	5,700	197,733
*	Sirva, Inc.	9,100	63,791
*	Sitel Corp.	10,739	50,795
	Skywest, Inc.	7,772	180,544
*	SL Industries, Inc.	670	10,459
	Smith (A.O.) Corp.	2,800	123,060
*	SOURCECORP, Inc.	1,200	29,856
	Southwest Airlines Co.	29,100	468,510
	Sparton Corp.	1,001	8,408
*	Spherion Corp.	2,900	24,244
*	Spherix, Inc.	1,549	3,439
* #	Spire Corp.	400	3,228
	SPX Corp.	7,144	375,846
*	Standard Parking Corp.	557	15,719
	Standard Register Co.	2,900	37,642
	Standex International Corp.	1,500	44,025
*	Stantec, Inc.	80	1,718
	Starrett (L.S.) Co. Class A	450	6,395
	Steelcase, Inc. Class A	7,975	147,857
*	Stericycle, Inc.	1,770	118,006
*	Sterling Construction Co., Inc.	600	18,300
*	Strategic Distribution, Inc.	359	3,787
	Sun Hydraulics, Inc.	800	15,760
*	Superior Essex, Inc.	2,187	74,227
	Supreme Industries, Inc.	1,200	8,520
*	Swift Transportation Co., Inc.	9,175	262,772
	Synagro Techonologies, Inc.	9,675	43,441

47

	Sypris Solutions, Inc.	830	7,072
*	SYS	1,600	4,544
* #	Taser International, Inc.	3,300	30,756
*	TB Wood’s Corp.	300	3,300
*	Team, Inc.	1,100	34,595
	Tech/Ops Sevcon, Inc.	400	2,400
	Technology Research Corp.	900	4,833
	Tecumseh Products Co. Class A	1,700	36,907
	Tecumseh Products Co. Class B	600	11,700
*	Teledyne Technologies, Inc.	4,000	137,000
	Teleflex, Inc.	4,972	304,982
*	TeleTech Holdings, Inc.	8,100	97,524
	Tennant Co.	1,200	59,580
*	Terex Corp.	2,600	237,900
*	Tetra Tech, Inc.	6,400	112,640
	Textron, Inc.	7,500	681,975
*	The Advisory Board Co.	1,000	51,700
	The Brink’s Co.	2,600	142,870
*	The Dun & Bradstreet Corp.	1,172	85,404
*	The Geo Group, Inc.	1,200	44,760
*	The Lamson & Sessions Co.	1,700	41,463
	The Manitowoc Co., Inc.	4,000	183,960
*	Thomas & Betts Corp.	5,900	339,250
	Timken Co.	11,144	350,256
	Todd Shipyards Corp.	834	27,439
	Toro Co.	1,900	91,713
*	TRC Companies, Inc.	1,200	12,540
	Tredegar Industries, Inc.	4,900	69,433
*	Trex Co., Inc.	1,800	48,870
	Trinity Industries, Inc.	5,589	348,418
*	Triumph Group, Inc.	800	37,784
*	Tufco Technologies, Inc.	500	3,400
* #	TurboChef Technologies, Inc.	2,000	22,380
	Twin Disc, Inc.	770	24,771
*	U.S. Home Systems, Inc.	1,000	9,750
*	U.S. Xpress Enterprises, Inc. Class A	1,727	38,460
*	UAL Corp.	4,700	138,321
	UAP Holding Corp.	2,991	70,588
*	Ultralife Batteries, Inc.	1,772	18,057
	Union Pacific Corp.	9,700	900,160
	United Industrial Corp.	500	24,580
	United Parcel Service, Inc.	6,500	523,575
*	United Rentals, Inc.	9,175	298,922
*	United Stationers, Inc.	4,700	218,174
	United Technologies Corp.	14,520	907,790
	Universal Forest Products, Inc.	2,200	144,606
*	Universal Security Instruments, Inc.	200	4,080
*	UQM Technologies, Inc.	1,400	7,140
*	URS Corp.	5,944	251,966
*	US Airways Group, Inc.	2,688	125,530
*	USA Truck, Inc.	1,467	29,003
* #	USG Corp.	600	55,248
	Valley National Gases, Inc.	1,396	31,731
	Valmont Industries, Inc.	2,900	138,910
*	Valpey Fisher Corp.	100	383

48

*	Versar, Inc.	1,200	5,136
	Viad Corp.	2,700	82,863
	Vicor Corp.	2,657	47,295
*	Volt Information Sciences, Inc.	400	11,952
	VSE Corp.	200	6,486
	W.W. Grainger, Inc.	5,172	373,212
	Wabash National Corp.	3,872	65,050
	Wabtec Corp.	4,700	164,359
#	Walter Industries, Inc.	1,900	110,504
	Washington Group International, Inc.	3,700	199,393
*	Waste Connections, Inc.	5,600	215,320
	Waste Industries USA, Inc.	1,900	38,589
	Waste Management, Inc.	18,988	695,341
	Watsco, Inc. Class A	2,400	134,424
	Watsco, Inc. Class B	341	19,096
#	Watson Wyatt & Co. Holdings	5,000	179,200
#	Watts Water Technologies, Inc.	3,200	109,696
	Werner Enterprises, Inc.	9,644	187,769
*	WESCO International, Inc.	1,800	118,332
*	West Corp.	6,600	320,232
*	Westaff, Inc.	2,280	9,074
*	Willis Lease Finance Corp.	1,004	8,634
* #	Wolverine Tube, Inc.	1,200	3,744
	Woodward Governor Co.	4,300	136,138
*	World Air Holdings, Inc.	2,700	25,515
*	Xanser Corp.	4,208	19,188
*	YRC Worldwide, Inc.	6,700	264,248
Total Industrials			63,826,889

Information Technology — (12.1%)
*	24/7 Real Media, Inc.	5,300	44,255
*	3Com Corp.	49,325	222,456
*	Acacia Research-Acacia Technologies	3,500	41,930
*	Access Integrated Technologies, Inc.	967	11,604
*	Actel Corp.	3,272	45,415
*	ActivIdentity Corp.	6,900	29,325
* #	Activision, Inc.	19,633	256,603
*	Actuate Corp.	7,357	29,649
	Acxiom Corp.	7,500	176,850
*	Adaptec, Inc.	14,063	62,862
*	ADC Telecommunications, Inc.	10,200	182,784
*	ADDvantage Technologies Group, Inc.	1,100	5,610
*	ADE Corp.	1,200	38,652
*	Adept Technology, Inc.	764	10,337
* #	Adobe Systems, Inc.	6,789	194,369
	Adtran, Inc.	3,300	83,226
*	Advanced Digital Information Corp.	7,544	89,547
*	Advanced Energy Industries, Inc.	5,600	78,960
*	Advanced Micro Devices, Inc.	7,700	237,853
*	Advent Software, Inc.	3,000	98,430
*	Aehr Test Systems	900	5,778
*	Aeroflex, Inc.	9,485	111,069
*	Aetrium, Inc.	1,257	6,034
*	Affiliated Computer Services, Inc. Class A	6,200	309,504
*	Agere Systems, Inc. Class A	6,356	94,768

49

*	Agile Software Corp.	7,136	47,026
*	Agilent Technologies, Inc.	4,972	173,473
	Agilysys, Inc.	1,400	23,100
*	Airspan Networks, Inc.	5,200	27,560
*	Akamai Technologies, Inc.	3,100	96,999
* #	Alliance Data Systems Corp.	4,800	254,736
*	Alliance Semiconductor Corp.	4,543	12,539
*	Altera Corp.	6,600	129,096
*	Altiris, Inc.	3,500	61,075
	American Software, Inc. Class A	2,883	20,123
*	American Technical Ceramics Corp.	1,000	13,200
*	AMIS Holdings, Inc.	5,200	51,012
*	Amkor Technology, Inc.	8,400	79,884
	Amphenol Corp.	1,800	99,990
*	Amtech Systems, Inc.	400	2,810
*	Anadigics, Inc.	4,300	36,722
*	Analex Corp.	700	1,715
	Analog Devices, Inc.	4,172	140,722
*	Anaren, Inc.	800	15,728
*	Andrew Corp.	20,114	203,554
	Anixter International, Inc.	4,900	238,777
*	Ansoft Corp.	1,200	23,496
*	Answerthink, Inc.	5,841	27,453
*	Ansys, Inc.	1,600	80,704
*	Anteon International Corp.	1,500	82,530
*	APA Enterprises, Inc.	900	1,260
*	Apple Computer, Inc.	7,172	428,670
*	Applied Films Corp.	1,300	36,855
*	Applied Innovation, Inc.	2,000	7,960
	Applied Materials, Inc.	25,200	426,132
*	Applied Micro Circuits Corp.	37,310	109,691
* #	aQuantive, Inc.	2,700	66,933
*	Ariba, Inc.	9,075	77,047
*	Arris Group, Inc.	12,673	152,329
*	Arrow Electronics, Inc.	9,744	316,680
*	Art Technology Group, Inc.	6,400	19,776
*	Ascendia Brands, Inc.	1,884	6,406
*	Aspen Technology, Inc.	3,900	45,630
	Astro-Med, Inc.	676	7,835
*	Asyst Technologies, Inc.	5,800	39,904
*	Atheros Communications	3,080	68,037
*	Atmel Corp.	58,160	279,168
* #	ATMI, Inc.	4,700	123,140
*	Authentidate Holding Corp.	3,800	10,222
*	Autobytel, Inc.	5,400	17,442
*	Autodesk, Inc.	3,700	134,643
	Automatic Data Processing, Inc.	6,272	285,188
*	Avanex Corp.	6,100	10,614
*	Avaya, Inc.	27,259	321,929
*	Avici Systems, Inc.	1,500	9,135
* #	Avid Technology, Inc.	5,272	207,664
*	Avnet, Inc.	17,500	386,400
*	Avocent Corp.	5,972	135,803
	AVX Corp.	20,591	337,075
*	Aware, Inc.	2,700	15,363

50

*	Axcelis Technologies, Inc.	12,500	79,625
*	Axesstel, Inc.	300	435
*	AXS-One, Inc.	2,958	5,591
*	AXT, Inc.	3,236	11,197
* #	Bankrate, Inc.	700	31,885
*	BEA Systems, Inc.	15,500	210,180
*	BearingPoint, Inc.	23,939	192,230
	Bel Fuse, Inc. Class A	300	8,625
	Bel Fuse, Inc. Class B	1,200	37,656
	Belden CDT, Inc.	5,289	168,349
*	Bell Microproducts, Inc.	1,200	7,248
*	Benchmark Electronics, Inc.	8,083	195,689
*	BISYS Group, Inc.	15,200	224,200
	Black Box Corp.	2,100	108,465
*	Blackboard, Inc.	1,400	37,072
*	Blue Coat Systems, Inc.	1,772	28,139
*	BMC Software, Inc.	3,972	80,036
* #	Bookham, Inc.	7,300	28,105
*	Borland Software Corp.	9,502	50,266
*	Bottomline Technologies, Inc.	1,900	19,114
*	Brightpoint, Inc.	2,310	49,388
*	Broadcom Corp.	4,000	135,240
*	Brocade Communications Systems, Inc.	32,400	197,964
*	Brooks Automation, Inc.	9,444	114,084
*	BSQUARE Corp.	1,600	3,728
	CA, Inc.	9,200	199,916
*	Cabot Microelectronics Corp.	3,000	86,280
*	CACI International, Inc. Class A	3,500	213,220
*	Cadence Design Systems, Inc.	16,462	296,974
*	CalAmp Corp.	3,400	33,252
*	California Micro Devices Corp.	2,974	17,666
*	CallWave, Inc.	3,201	12,004
	CAM Commerce Solutions, Inc.	500	11,575
*	Captaris, Inc.	1,600	7,424
*	Carreker Corp.	3,400	18,768
*	Carrier Access Corp.	4,300	34,228
*	Cascade Microtech, Inc.	200	2,232
	Cass Information Systems, Inc.	700	35,000
*	Catalyst Semiconductor, Inc.	2,250	9,698
*	Catapult Communications Corp.	1,218	14,981
*	C-COR, Inc.	5,800	39,788
	CDW Corp.	1,400	78,302
*	Centillium Communications, Inc.	4,788	15,178
*	Ceridian Corp.	16,036	390,156
*	CEVA, Inc.	2,800	17,192
*	CheckFree Corp.	5,351	267,175
*	Checkpoint Systems, Inc.	4,900	110,691
*	Cherokee International Corp.	1,400	7,308
*	Chordiant Software, Inc.	10,100	32,623
*	Ciber, Inc.	2,400	15,240
*	Ciena Corp.	50,900	213,271
*	Ciprico, Inc.	500	2,975
*	Cirrus Logic, Inc.	10,200	83,436
*	Cisco Sytems, Inc.	52,120	1,025,722
*	Citrix Systems, Inc.	3,287	123,525

51

*	CNET Networks, Inc.	6,800	59,568
	Cognex Corp.	5,700	143,127
*	Cognitronics Corp.	900	2,583
*	Cognizant Technology Solutions Corp.	2,700	159,300
*	Coherent, Inc.	3,900	128,427
	Cohu, Inc.	2,572	44,573
*	Comarco, Inc.	987	10,028
*	CommScope, Inc.	6,687	195,461
	Communications Systems, Inc.	1,100	11,935
*	Computer Horizons Corp.	4,856	24,134
*	Computer Sciences Corp.	14,868	836,325
*	Computer Task Group, Inc.	2,999	14,245
*	Compuware Corp.	41,476	305,263
*	Comtech Telecommunications Corp.	1,400	42,084
* #	Comverse Technology, Inc.	10,632	239,433
*	Concur Technologies, Inc.	1,700	25,619
*	Concurrent Computer Corp.	8,400	22,764
*	Conexant Systems, Inc.	56,487	165,507
* #	Convera Corp.	1,400	8,918
*	Convergys Corp.	16,751	312,239
*	Corillian Corp.	6,100	17,690
*	Corning, Inc.	13,075	317,069
*	Covansys Corp.	4,700	64,672
*	Credence Systems Corp.	8,200	37,392
* #	Cree, Inc.	6,687	171,522
*	CSG Systems International, Inc.	4,700	109,416
	CTS Corp.	1,700	23,086
*	CVD Equipment Corp.	100	378
*	Cyberoptics Corp.	1,325	18,100
*	Cybersource Corp.	4,100	39,032
*	Cymer, Inc.	4,500	208,755
* #	Cypress Semiconductor Corp.	12,100	183,678
	Daktronics, Inc.	1,300	61,919
*	Datalink Corp.	1,200	7,560
	Dataram Corp.	888	4,662
*	Dell, Inc.	10,000	253,800
*	Delphax Technologies, Inc.	800	2,336
	Diebold, Inc.	8,200	348,582
*	Digi International, Inc.	3,300	39,237
*	Digimarc Corp.	2,943	17,570
*	Digital Angel Corp.	5,600	19,712
*	Digital Insight Corp.	3,400	109,990
*	Digital River, Inc.	1,800	79,128
*	Digital Theater Systems, Inc.	2,085	39,240
*	Digitas, Inc.	10,772	140,144
*	Diodes, Inc.	2,537	90,343
*	Ditech Networks, Inc.	4,375	39,550
*	DocuCorp International, Inc.	1,600	12,720
*	Dot Hill Systems Corp.	6,088	23,378
*	DSP Group, Inc.	3,800	99,902
*	DST Systems, Inc.	1,400	82,320
*	Dycom Industries, Inc.	4,972	107,097
*	Dynamics Research Corp.	800	11,408
*	EarthLink, Inc.	14,900	124,117
*	eBay, Inc.	10,760	353,036

52

*	Echelon Corp.	5,100	42,942
*	eCollege.com, Inc.	2,600	59,488
* #	EDGAR Online, Inc.	1,800	7,650
*	Edgewater Technology, Inc.	1,555	10,543
*	EFJ, Inc.	3,667	25,009
*	eFunds Corp.	5,900	133,222
*	Electro Scientific Industries, Inc.	3,574	71,087
*	Electroglas, Inc.	2,500	8,700
*	Electronic Arts, Inc.	3,372	141,860
	Electronic Data Systems Corp.	19,968	489,615
*	Electronics for Imaging, Inc.	7,172	168,040
*	eLoyalty Corp.	400	5,309
*	Embarcadero Technologies, Inc.	3,392	18,927
*	EMC Corp.	88,400	1,131,520
* #	EMCORE Corp.	4,000	38,120
*	EMS Technologies, Inc.	500	9,865
*	Emulex Corp.	8,772	155,440
* #	Endwave Corp.	1,500	19,305
*	Entegris, Inc.	17,306	167,522
*	Entrust, Inc.	4,900	15,680
*	Epicor Software Corp.	6,231	67,232
*	EPIQ Systems, Inc.	2,300	36,846
*	ePlus, Inc.	1,000	13,500
*	Equinix, Inc.	1,900	110,732
*	eSpeed, Inc.	3,600	27,900
*	ESS Technology, Inc.	5,873	15,152
*	Euronet Worldwide, Inc.	3,500	122,605
*	Evans & Sutherland Computer Corp.	1,000	5,710
*	Exar Corp.	800	10,560
*	Excel Technology, Inc.	973	29,015
*	Extreme Networks, Inc.	14,638	64,993
*	F5 Networks, Inc.	2,300	111,596
	Factset Research Systems, Inc.	1,700	76,347
	Fair Isaac Corp.	5,200	184,964
*	Fairchild Semiconductor Corp. Class A	14,568	254,503
*	FalconStor Software, Inc.	2,783	17,728
*	Fargo Electronics	1,600	39,728
*	Faro Technologies, Inc.	400	6,012
*	FEI Co.	3,972	92,945
	Fidelity National Information Services, Inc.	3,700	135,938
*	Filenet Corp.	4,684	122,018
*	Finisar Corp.	20,600	94,142
	First Data Corp.	8,672	399,866
*	Fiserv, Inc.	10,276	443,409
* #	Flir Systems, Inc.	6,700	171,051
*	Forgent Networks, Inc.	2,850	4,161
*	FormFactor, Inc.	3,300	127,842
*	Forrester Research, Inc.	2,600	66,586
*	Foundry Networks, Inc.	17,100	219,906
*	Freescale Semiconductor, Inc.	600	18,498
*	Freescale Semiconductor, Inc. Class B	1,100	34,331
	Frequency Electronics, Inc.	1,200	14,784
*	FSI International, Inc.	4,020	19,457
* #	Gartner Group, Inc.	5,500	86,075
*	Gateway, Inc.	14,500	24,940

53

* #	Genesis Microchip, Inc.	3,000	36,690
*	Gerber Scientific, Inc.	1,300	13,585
	Gevity HR, Inc.	3,100	84,103
*	Glenayre Technologies, Inc.	9,100	25,389
*	Global Imaging Systems, Inc.	2,900	118,755
	Global Payments, Inc.	4,700	218,926
*	Globecomm Systems, Inc.	2,100	13,902
* #	GlobeTel Communications Corp.	4,997	6,696
*	Globix Corp.	6,200	26,040
* #	Google, Inc.	300	111,546
*	Greenfield Online, Inc.	3,300	24,255
*	GSE Systems, Inc.	684	3,010
*	GTSI Corp.	900	5,589
*	Harmonic, Inc.	8,400	37,800
#	Harris Corp.	2,400	97,728
*	Hauppauge Digital, Inc.	1,600	6,413
*	HEI, Inc.	700	1,561
	Henry Jack & Associates, Inc.	10,900	204,484
*	Hewitt Associates, Inc. Class A	300	7,989
	Hewlett-Packard Co.	109,300	3,539,134
*	hi/fn, Inc.	2,100	11,256
*	HomeStore, Inc.	7,200	42,912
*	Hutchinson Technology, Inc.	3,072	71,363
*	Hypercom Corp.	6,200	67,084
*	Hyperion Solutions Corp.	6,750	193,793
*	I.D. Systems, Inc.	700	14,371
*	i2 Technologies, Inc.	1,900	23,845
*	Ibis Technology Corp.	1,400	3,296
*	Identix, Inc.	3,400	20,060
*	iGATE Capital Corp.	7,606	45,712
*	ImageWare Systems, Inc.	100	169
	Imation Corp.	4,272	164,387
*	Immersion Corp.	2,300	12,972
*	Indus International, Inc.	7,382	22,220
* #	Infocrossing, Inc.	3,100	33,976
*	InFocus Corp.	3,500	16,590
*	Informatica Corp.	4,200	59,052
*	Inforte Corp.	1,616	8,096
*	InfoSpace, Inc.	3,900	88,413
*	Ingram Micro, Inc.	19,644	339,055
*	Innodata Isogen, Inc.	2,800	6,720
*	Innovex, Inc.	2,400	10,440
*	Insight Enterprises, Inc.	5,900	107,026
*	InsWeb Corp.	100	275
	Integral Systems, Inc.	1,500	43,140
*	Integrated Device Technology, Inc.	23,939	343,285
*	Integrated Silicon Solution, Inc.	3,317	18,708
	Intel Corp.	69,300	1,248,786
*	Intelli-Check, Inc.	600	2,814
*	Intelligent Systems Corp.	100	200
*	Interactive Intelligence, Inc.	1,000	10,120
*	Interdigital Communications Corp.	2,700	76,545
*	Intergraph Corp.	3,200	113,760
*	Interlink Electronics, Inc.	300	843
*	Intermec, Inc.	2,700	62,208

54

	International Business Machines Corp.	17,444	1,393,776
*	International DisplayWorks, Inc.	1,600	8,192
* #	International Rectifier Corp.	8,500	378,675
*	Internet Capital Group, Inc.	4,944	42,617
*	Internet Security Systems, Inc.	5,400	110,592
*	Interphase Corp.	900	5,256
	Intersil Corp.	11,300	302,953
	Inter-Tel, Inc.	3,200	66,976
*	Intervideo, Inc.	1,822	18,603
*	Intervoice, Inc.	4,483	29,498
*	Interwoven, Inc.	5,344	49,058
*	Intest Corp.	1,400	6,062
*	Intevac, Inc.	2,500	53,600
*	IntriCon Corp.	800	5,080
*	Intuit, Inc.	3,300	182,457
*	INX, Inc.	961	6,727
*	Iomega Corp.	6,598	21,641
*	iPass, Inc.	396	2,519
*	Iron Mountain, Inc.	7,660	282,960
*	Iteris, Inc.	3,320	7,902
*	Itron, Inc.	2,500	149,500
*	Ixia	8,000	82,480
*	IXYS Corp.	3,100	31,000
*	j2 Global Communications, Inc.	3,888	103,265
	Jabil Circuit, Inc.	12,200	424,804
*	Jaco Electronics, Inc.	300	1,001
*	JDA Software Group, Inc.	1,400	19,488
* #	JDS Uniphase Corp.	94,200	285,426
* #	Juniper Networks, Inc.	20,800	331,344
*	Jupitermedia Corp.	4,400	65,604
*	Keane, Inc.	7,300	101,178
	Keithley Instruments, Inc.	2,000	25,500
*	Kemet Corp.	4,300	41,108
*	Key Tronic Corp.	1,400	5,180
*	Keynote Systems, Inc.	2,546	26,708
*	Kintera, Inc.	1,500	2,085
	KLA-Tencor Corp.	11,576	475,079
*	Komag, Inc.	3,551	147,473
*	Kopin Corp.	5,700	25,422
*	Kronos, Inc.	3,000	120,000
*	Kulicke & Soffa Industries, Inc.	3,200	25,824
*	KVH Industries, Inc.	1,992	22,649
*	Lam Research Corp.	2,600	116,454
	Landauer, Inc.	500	23,300
*	LaserCard Corp.	628	10,393
*	Lattice Semiconductor Corp.	14,400	86,832
*	Lawson Software, Inc.	12,996	87,723
*	LeCroy Corp.	1,800	24,660
*	Lexar Media, Inc.	6,800	64,124
*	Lexmark International, Inc.	3,200	183,200
*	Lightbridge, Inc.	3,803	44,495
	Linear Technology Corp.	5,672	191,430
*	Lionbridge Technologies, Inc.	7,000	46,200
*	Littlefuse, Inc.	2,700	94,581
*	LogicVision, Inc.	400	736

55

*	Logility, Inc.	1,670	17,243
*	LoJack Corp.	2,300	40,595
*	LookSmart, Ltd.	3,363	14,696
* #	LSI Logic Corp.	28,000	272,440
*	LTX Corp.	7,100	52,682
*	Lucent Technologies, Inc.	50,500	128,775
* #	Lumera Corp.	1,800	6,372
*	Macrovision Corp.	6,100	137,494
*	Magma Design Automation, Inc.	4,300	30,057
*	Management Network Group, Inc.	4,838	11,369
*	Manhattan Associates, Inc.	2,900	58,348
*	ManTech International Corp. Class A	2,100	71,085
*	Manugistic Group, Inc.	11,340	28,237
*	Mapinfo Corp.	3,000	40,860
*	Marchex, Inc. Class B	3,300	56,364
*	Mastec, Inc.	6,266	80,643
*	Mattson Technology, Inc.	6,500	58,240
	Maxim Integrated Products, Inc.	5,972	183,520
	Maximus, Inc.	2,672	84,943
* #	Maxwell Technologies, Inc.	1,300	26,000
*	McAfee, Inc.	7,800	184,470
*	McDATA Corp. Class A	14,500	54,810
*	McDATA Corp. Class B	200	708
*	Mechanical Technology, Inc.	3,700	15,022
*	MEMC Electronic Materials, Inc.	4,000	140,080
*	Mentor Graphics Corp.	10,075	126,643
*	Mercury Computer Systems, Inc.	2,700	44,334
*	Merix Corp.	2,784	26,782
	Mesa Laboratories, Inc.	400	5,996
*	MetaSolv, Inc.	6,200	18,972
	Methode Electronics, Inc.	4,472	42,663
*	Metrologic Instruments, Inc.	2,738	41,152
*	Micrel, Inc.	8,200	92,332
*	Micro Linear Corp.	1,600	4,480
	Microchip Technology, Inc.	4,000	137,200
*	Micron Technology, Inc.	53,920	892,915
*	Micros Systems, Inc.	3,600	148,140
*	Microsemi Corp.	3,000	71,940
	Microsoft Corp.	80,724	1,828,399
*	MicroStrategy, Inc.	500	47,190
*	Microtune, Inc.	6,500	41,600
* #	Midway Games, Inc.	3,700	26,455
* #	Mindspeed Technologies, Inc.	5,300	15,211
*	MIPS Technologies, Inc.	5,700	32,889
*	MIVA, Inc.	2,900	12,180
*	MKS Instruments, Inc.	6,886	150,321
*	Mobility Electronics, Inc.	2,200	15,730
*	Mobius Management Systems, Inc.	2,400	14,160
	Mocon, Inc.	600	5,400
*	Moldflow Corp.	1,300	16,887
#	Molex, Inc.	5,787	205,439
	Molex, Inc. Class A	4,972	151,994
	MoneyGram International, Inc.	5,000	174,900
*	Monolithic System Technology, Inc.	4,100	33,333
	Motorola, Inc.	39,600	835,164

56

*	MPS Group, Inc.	12,978	195,189
*	MRO Software, Inc.	3,200	67,136
*	MRV Communications, Inc.	14,175	42,383
	MTS Systems Corp.	1,800	75,150
* #	Multi-Fineline Electronix, Inc.	2,322	77,253
*	Nanometrics, Inc.	1,300	14,677
*	Napco Security Systems, Inc.	1,589	23,136
*	Napster, Inc.	5,600	17,976
	National Instruments Corp.	4,600	128,846
	National Semiconductor Corp.	6,172	158,497
* #	NAVTEQ Corp.	1,800	75,150
*	NCR Corp.	7,200	281,376
*	NeoMagic Corp.	1,272	5,253
*	Neoware Systems, Inc.	2,300	47,518
*	NETGEAR, Inc.	4,000	93,640
*	NetIQ Corp.	1,800	21,906
*	Netlogic Microsystems, Inc.	900	29,394
*	NetManage, Inc.	1,243	6,352
*	NetRatings, Inc.	3,008	43,315
*	NetScout Systems, Inc.	4,330	34,510
*	Network Appliance, Inc.	4,300	137,600
*	Network Engines, Inc.	5,000	8,850
*	Network Equipment Technologies, Inc.	1,900	5,586
*	Newport Corp.	2,700	44,280
*	NIC, Inc.	7,000	44,940
*	NMS Communications Corp.	6,800	27,336
* #	Novatel Wireless, Inc.	2,600	28,964
*	Novell, Inc.	46,601	360,226
*	Novellus Systems, Inc.	15,868	367,503
*	Nu Horizons Electronics Corp.	800	6,648
*	Nuance Communications, Inc.	19,575	170,694
*	NumereX Corp. Class A	1,704	12,190
*	Nvidia Corp.	6,700	153,966
	O.I. Corp.	500	5,913
*	OmniVision Technologies, Inc.	5,200	152,360
*	ON Semiconductor Corp.	15,581	94,109
*	Online Resources Corp.	2,887	35,308
*	Onvia, Inc.	914	4,954
*	ONYX Software Corp.	2,000	8,480
*	Open Solutions, Inc.	2,400	66,600
*	Openwave Systems, Inc.	11,000	155,540
*	OPNET Technologies, Inc.	3,000	33,990
*	Opsware, Inc.	4,800	37,536
*	Optical Cable Corp.	700	3,423
*	Optical Communication Products, Inc.	5,728	11,742
*	Oracle Corp.	60,100	854,622
*	OSI Systems, Inc.	1,000	19,910
*	Overland Storage, Inc.	1,800	14,364
*	OYO Geospace Corp.	600	34,170
*	Packeteer, Inc.	4,100	46,945
* #	Palm, Inc.	12,303	202,753
*	Parametric Technology Corp.	9,480	126,463
	Park Electrochemical Corp.	2,500	79,425
* #	Parkervision, Inc.	1,328	13,546
*	Paxar Corp.	5,200	110,604

57

	Paychex, Inc.	3,272	120,115
*	PC Connection, Inc.	3,400	20,060
*	PC-Tel, Inc.	1,000	9,870
*	PDF Solutions, Inc.	3,164	42,050
*	Pegasystems, Inc.	5,144	35,699
*	Pemstar, Inc.	5,887	16,778
*	Perceptron, Inc.	1,000	7,650
*	Perficient, Inc.	3,100	43,245
*	Performance Technologies, Inc.	2,048	14,848
*	Pericom Semiconductor Corp.	3,844	33,443
*	Perot Systems Corp.	14,900	209,196
*	Pervasive Software, Inc.	3,360	13,944
*	Phoenix Technologies, Ltd.	3,244	18,815
*	Photon Dynamics, Inc.	2,300	36,685
*	Photronics, Inc.	5,100	86,037
*	Pinnacle Data Systems, Inc.	700	2,177
*	Planar Systems, Inc.	2,200	29,436
*	PlanetOut, Inc.	100	731
	Plantronics, Inc.	5,900	127,145
*	PLATO Learning, Inc.	3,482	23,608
*	Plexus Corp.	4,300	169,119
*	PLX Technology, Inc.	3,500	41,790
*	PMC-Sierra, Inc.	18,000	173,520
*	Polycom, Inc.	10,968	236,799
*	PortalPlayer, Inc.	400	4,020
*	Power Integrations, Inc.	3,700	65,194
*	Powerwave Technologies, Inc.	14,116	138,196
*	Presstek, Inc.	4,200	41,034
	Printronix, Inc.	900	12,483
*	Progress Software Corp.	3,800	88,464
	QAD, Inc.	3,800	26,752
*	QLogic Corp.	9,300	166,284
	Qualcomm, Inc.	14,044	634,929
	Quality Systems, Inc.	1,200	39,864
*	Qualstar Corp.	1,432	4,468
*	Quantum Corp.	23,351	67,951
*	Quest Software, Inc.	12,738	176,803
*	QuickLogic Corp.	3,400	19,040
*	Quovadx, Inc.	5,636	14,541
*	Radiant Systems, Inc.	3,700	39,923
*	RadiSys Corp.	2,600	53,950
*	Radyne Corp.	2,300	30,245
*	RAE Systems, Inc.	7,268	29,072
*	Rambus, Inc.	3,600	87,336
*	Ramtron International Corp.	1,400	2,772
*	RealNetworks, Inc.	20,063	189,796
*	Red Hat, Inc.	3,500	91,770
*	Redback Networks, Inc.	4,300	102,727
*	Relm Wireless Corp.	1,600	10,832
*	REMEC, Inc.	1,000	1,130
#	Renaissance Learning, Inc.	3,465	50,416
	Reynolds & Reynolds Co.	3,700	103,637
*	RF Micro Devices, Inc.	23,800	172,550
*	RF Monolithics, Inc.	900	5,400
	Richardson Electronics, Ltd.	1,569	10,779

58

*	RightNow Technologies, Inc.	1,300	21,203
*	Rimage Corp.	1,200	25,344
*	Rofin-Sinar Technologies, Inc.	1,900	103,664
*	Rogers Corp.	1,800	102,528
*	RSA Security, Inc.	9,178	137,945
*	Rudolph Technologies, Inc.	3,400	56,372
*	S1 Corp.	8,700	47,850
*	Saba Software, Inc.	3,667	22,735
	Sabre Holdings Corp.	15,244	326,222
*	Safeguard Scientifics, Inc.	17,531	41,198
*	SafeNet, Inc.	2,133	35,450
* #	Sandisk Corp.	3,600	202,572
*	Sanmina-SCI Corp.	58,300	274,010
*	Sapient Corp.	14,600	78,110
* #	SatCon Technology Corp.	2,476	5,175
*	SBS Technologies, Inc.	1,742	28,708
*	ScanSource, Inc.	1,400	82,432
*	Scientific Learning Corp.	1,042	4,981
*	Scientific Technologies, Inc.	1,296	13,414
*	SCM Microsystems, Inc.	1,637	5,091
*	Seachange International, Inc.	3,900	24,336
* #	Seagate Technology	1,924	44,925
*	Secure Computing Corp.	6,100	54,168
*	Semitool, Inc.	3,975	36,014
*	Semtech Corp.	8,572	143,495
*	SI International, Inc.	1,350	42,782
*	Sigma Designs, Inc.	1,200	16,680
*	Silicon Image, Inc.	7,700	73,304
*	Silicon Laboratories, Inc.	3,300	128,733
*	Silicon Storage Technology, Inc.	11,988	44,595
*	SimpleTech, Inc.	6,038	23,850
*	Simulations Plus, Inc.	500	2,575
*	Sirenza Microdevices, Inc.	2,700	30,834
*	Skyworks Solutions, Inc.	20,100	113,766
*	SM&A	1,334	7,764
*	Solectron Corp.	109,451	389,646
*	Sonic Foundry, Inc.	2,200	4,906
*	Sonic Solutions, Inc.	1,800	27,468
*	SonicWALL, Inc.	8,144	68,654
*	Sonus Networks, Inc.	23,584	109,901
	SpectraLink Corp.	2,456	22,792
*	Spectrum Control, Inc.	1,755	14,040
*	SPSS, Inc.	2,199	81,363
*	SRA International, Inc.	3,772	118,667
*	SRS Labs, Inc.	1,755	10,249
*	SSA Global Technologies, Inc.	124	2,375
*	Staktek Holdings, Inc.	6,734	41,077
*	Standard Microsystems Corp.	2,472	56,337
	StarTek, Inc.	1,700	25,636
	Stellent, Inc.	3,625	40,346
*	Stratasys, Inc.	1,100	33,286
*	Stratex Networks, Inc.	4,800	20,064
*	Stratos International, Inc.	1,992	11,374
*	SumTotal Systems, Inc.	3,300	18,744
*	Sun Microsystems, Inc.	133,700	623,042

59

*	Sunair Electronics, Inc.	100	430
*	Sunrise Telecom, Inc.	700	1,610
*	Supertex, Inc.	1,500	60,840
*	SupportSoft, Inc.	4,325	16,868
*	Sybase, Inc.	7,400	150,738
*	Sycamore Networks, Inc.	35,045	154,899
*	Sykes Enterprises, Inc.	4,600	79,304
*	Symantec Corp.	21,232	331,219
#	Symbol Technologies, Inc.	30,232	358,854
*	Symmetricom, Inc.	5,700	41,325
*	Synaptics, Inc.	3,000	71,040
*	SYNNEX Corp.	3,672	65,876
*	Synopsys, Inc.	17,172	350,824
*	Synplicity, Inc.	3,259	20,955
	Syntel, Inc.	3,400	78,200
* #	Take-Two Interactive Software, Inc.	4,700	76,563
#	TALX Corp.	2,850	75,810
*	Tech Data Corp.	6,544	237,547
	Technitrol, Inc.	5,087	116,085
*	Technology Solutions Co.	323	3,291
*	TechTeam Global, Inc.	1,300	12,909
*	Tekelec	7,000	101,010
	Tektronix, Inc.	7,300	227,468
*	TeleCommunication Systems, Inc.	3,600	8,388
* #	Telkonet, Inc.	1,700	6,290
*	Tellabs, Inc.	25,300	361,790
*	Telular Corp.	2,188	5,032
*	Teradyne, Inc.	22,904	356,615
*	Terayon Communication Systems, Inc.	2,800	4,732
*	Terremark Worldwide, Inc.	2,500	15,700
*	Tessco Technologies, Inc.	700	13,594
*	Tessera Technologies, Inc.	2,200	62,128
	Texas Instruments, Inc.	17,600	549,648
*	Therma-Wave, Inc.	800	1,072
	TheStreet.com, Inc.	1,571	18,616
*	Think Partnership, Inc.	5,800	10,150
*	THQ, Inc.	8,000	186,640
*	TIBCO Software, Inc.	26,508	203,316
*	Tier Technologies, Inc. Class B	900	5,868
*	TNS, Inc.	2,900	59,740
*	Tollgrade Communications, Inc.	2,000	19,240
	Total System Services, Inc.	6,700	121,069
*	Track Data Corp.	1,270	3,810
*	Transact Technologies, Inc.	900	11,943
*	Transaction Systems Architects, Inc.	3,100	121,086
*	Transmeta Corp.	7,125	10,403
*	Transwitch Corp.	7,318	13,685
*	Travelzoo, Inc.	800	23,824
*	Trident Microsystems, Inc.	2,500	55,200
*	Trimble Navigation, Ltd.	3,100	142,414
	Trio-Tech International	387	2,430
*	Triquint Semiconductor, Inc.	17,739	91,533
	TSR, Inc.	400	1,999
*	TTM Technologies, Inc.	5,075	74,146
*	Tumbleweed Communications Corp.	4,350	12,006

60

*	Tut Systems, Inc.	3,800	10,222
*	Tyler Technologies, Inc.	4,400	46,772
*	Ulticom, Inc.	5,377	48,823
*	Ultimate Software Group, Inc.	1,200	27,228
*	Ultra Clean Holdings, Inc.	100	845
*	Ultratech, Inc.	2,700	48,303
*	Unisys Corp.	40,200	264,516
	United Online, Inc.	7,939	94,633
*	Universal Display Corp.	1,500	21,930
* #	UTStarcom, Inc.	14,900	95,062
*	VA Software Corp.	4,600	19,504
*	ValueClick, Inc.	11,600	182,816
*	Varian Semiconductor Equipment Associates, Inc.	7,294	225,749
*	Veeco Instruments, Inc.	3,500	84,595
*	VendingData Corp.	1,600	3,680
* #	VeriFone Holdings, Inc.	400	12,656
*	Verint Systems, Inc.	2,500	81,150
*	VeriSign, Inc.	14,200	318,790
*	Viasat, Inc.	3,200	81,600
*	Video Display Corp.	800	6,992
*	Vignette Corp.	3,700	50,431
* #	Viisage Technology, Inc.	3,700	49,580
*	Virage Logic Corp.	3,300	32,010
*	Vishay Intertechnology, Inc.	20,360	330,850
* #	Vitesse Semiconductor, Inc.	24,689	41,478
*	Vitria Technology, Inc.	4,070	10,948
* #	Vyyo, Inc.	1,175	7,826
*	WatchGuard Technologies, Inc.	1,900	9,082
*	Web.com, Inc.	2,336	13,198
*	WebEx Communications, Inc.	4,600	151,110
*	webMethods, Inc.	6,644	59,995
*	Websense, Inc.	2,200	48,730
*	WebSideStory, Inc.	2,272	31,149
*	Westell Technologies, Inc.	8,125	21,613
*	Western Digital Corp.	4,089	83,211
*	White Electronics Designs Corp.	3,346	17,098
*	Wind River Systems, Inc.	3,500	33,075
*	Winland Electronics, Inc.	500	2,045
	Wireless Telecom Group, Inc.	2,500	6,750
*	Witness Systems, Inc.	3,800	78,432
*	WJ Communications, Inc.	8,160	17,136
	Woodhead Industries, Inc.	1,762	30,782
*	Wright Express Corp.	400	11,776
*	Xerox Corp.	34,899	479,163
	Xilinx, Inc.	20,080	522,080
	X-Rite, Inc.	2,800	32,704
*	Yahoo!, Inc.	15,344	484,717
*	Zebra Technologies Corp. Class A	5,700	201,267
*	Zhone Technologies, Inc.	18,400	38,640
*	ZILOG, Inc.	2,300	7,084
* #	Zix Corp.	300	333
*	Zomax, Inc.	1,200	1,956
*	Zoran Corp.	5,800	143,550
*	Zygo Corp.	2,450	36,848
Total Information Technology			70,330,849

61

Materials — (4.7%)
*	AEP Industries, Inc.	600	19,863
	Air Products & Chemicals, Inc.	8,700	564,195
	Airgas, Inc.	9,187	351,770
*	AK Steel Holding Corp.	8,100	108,945
	Albemarle Corp.	5,600	268,800
	Alcoa, Inc.	33,560	1,064,523
*	Aleris International, Inc.	3,700	159,951
	Allegheny Technologies, Inc.	2,700	171,801
	AMCOL International Corp.	3,600	97,308
*	American Pacific Corp.	1,052	8,837
	American Vanguard Corp.	1,333	25,234
	Aptargroup, Inc.	4,367	229,704
	Arch Chemicals, Inc.	2,900	100,775
	Ashland, Inc.	5,200	325,000
*	Atlantis Plastics, Inc.	600	5,964
	Bairnco Corp.	800	8,256
	Balchem Corp.	1,457	30,160
#	Ball Corp.	4,700	175,874
	Bemis Co., Inc.	12,478	379,331
#	Bowater, Inc.	6,900	159,666
*	Brush Engineered Materials, Inc.	1,700	35,139
*	Buckeye Technologies, Inc.	1,000	7,810
	Cabot Corp.	7,544	249,933
	Calgon Carbon Corp.	5,300	36,146
*	Caraustar Industries, Inc.	3,866	34,059
	Carpenter Technology Corp.	2,800	313,040
	Castle (A.M.) & Co.	1,900	52,630
	Celanese Corp. Class A	100	1,971
*	Century Aluminum Co.	3,600	149,940
*	Chaparral Steel Co.	2,900	178,147
	Chemtura Corp.	28,700	282,121
	Chesapeake Corp.	900	12,312
#	Cleveland-Cliffs, Inc.	2,800	206,136
* #	Coeur d’Alene Mines Corp.	26,400	126,192
	Commercial Metals Co.	10,200	251,022
	Compass Minerals International, Inc.	2,528	64,413
*	Constar International, Inc.	1,332	5,115
*	Continental Materials Corp.	200	5,400
*	Core Molding Technologies, Inc.	1,200	7,428
*	Crown Holdings, Inc.	7,400	119,362
	Cytec Industries, Inc.	5,600	322,448
	Deltic Timber Corp.	1,500	86,100
*	Devcon International Corp.	800	6,160
	Dow Chemical Co.	35,688	1,422,881
	DuPont (E.I.) de Nemours & Co., Inc.	25,300	1,076,009
	Eagle Materials, Inc.	3,300	160,809
#	Eastman Chemical Co.	4,800	270,624
	Ecolab, Inc.	4,444	172,027
	Empire Resources, Inc.	700	13,580
	Engelhard Corp.	4,300	167,399
	Ferro Corp.	5,400	95,040
#	Florida Rock Industries, Inc.	2,900	152,540
*	Flotek Industries, Inc.	590	12,632

62

	FMC Corp.	4,600	297,022
#	Freeport-McMoRan Copper & Gold, Inc. Class B	3,272	183,199
	Friedman Industries, Inc.	979	8,067
	Georgia Gulf Corp.	4,200	135,366
	Gibraltar Industries, Inc.	3,787	105,468
	Glatfelter (P.H.) Co.	2,200	38,456
*	Graphic Packaging Corp.	24,700	95,836
	Greif, Inc. Class A	1,500	95,100
	Greif, Inc. Class B	1,485	87,689
	H.B. Fuller Co.	3,700	178,525
	Hawkins, Inc.	1,321	18,164
*	Headwaters, Inc.	5,300	145,485
*	Hecla Mining Co.	13,800	75,348
*	Hercules, Inc.	6,600	102,102
	International Flavors & Fragrances, Inc.	4,200	149,478
	International Paper Co.	19,016	646,164
	Kronos Worldwide, Inc.	5,597	163,992
*	Landec Corp.	3,300	28,347
*	Lesco, Inc.	1,019	15,937
	Louisiana-Pacific Corp.	12,663	307,204
	Lubrizol Corp.	8,144	329,180
	Lyondell Chemical Co.	13,700	331,540
	MacDermid, Inc.	3,700	115,144
#	Martin Marietta Materials, Inc.	2,700	247,077
*	Material Sciences Corp.	1,800	19,962
*	Maxxam, Inc.	520	16,406
	MeadWestavco Corp.	13,200	361,680
	Metal Management, Inc.	3,300	103,587
	Minerals Technologies, Inc.	2,500	145,850
*	Mines Management, Inc.	700	5,628
*	Mod-Pac Corp.	430	4,597
	Monsanto Co.	2,900	244,064
	Myers Industries, Inc.	3,100	49,290
*	Nalco Holding Co.	800	13,768
*	Nanophase Technologies Corp.	1,100	6,380
	Nevada Chemicals, Inc.	1,100	10,120
	NewMarket Corp.	2,100	101,640
	Newmont Mining Corp.	16,200	844,830
	NL Industries, Inc.	4,000	47,640
	NN, Inc.	2,500	32,550
*	Northern Technologies International Corp.	400	2,660
*	Northwest Pipe Co.	900	24,102
	Nucor Corp.	5,200	547,404
	Olin Corp.	8,600	152,306
	Olympic Steel, Inc.	500	16,660
*	OM Group, Inc.	3,600	114,048
*	Omnova Solutions, Inc.	3,800	23,104
*	Oregon Steel Mills, Inc.	4,500	211,185
*	Owens-Illinois, Inc.	7,800	132,600
	Packaging Corp. of America	12,344	262,927
	Packaging Dynamics Corp.	1,000	13,970
*	Pactiv Corp.	12,500	308,375
	Penford Corp.	1,367	18,824
	Phelps Dodge Corp.	6,257	536,162
*	Pioneer Companies, Inc.	1,500	41,655

63

*	PolyOne Corp.	11,375	107,494
	PPG Industries, Inc.	9,600	617,664
	Praxair, Inc.	3,400	179,180
	Quaker Chemical Corp.	1,309	22,410
	Quanex Corp.	4,700	184,804
	Reliance Steel & Aluminum Co.	3,544	285,682
	Rock of Ages Corp.	100	485
	Rock-Tenn Co. Class A	1,600	24,752
	Rohm & Haas Co.	13,200	665,412
	Rotonics Manufacturing, Inc.	1,286	3,794
#	Royal Gold, Inc.	2,800	79,184
	RPM International, Inc.	14,088	262,459
*	RTI International Metals, Inc.	2,450	147,123
	Ryerson, Inc.	1,200	31,320
	Schnitzer Steel Industries, Inc. Class A	2,787	99,886
	Schulman (A.), Inc.	1,400	33,810
	Schweitzer-Maudoit International, Inc.	1,967	49,903
	Scotts Miracle-Gro Co. Class A	6,400	279,424
	Sealed Air Corp.	4,700	242,379
	Sensient Technologies Corp.	5,872	118,497
	Sigma-Aldrich Corp.	3,400	236,028
	Silgan Holdings, Inc.	3,600	134,604
*	Smurfit-Stone Container Corp.	30,298	362,667
	Spartech Corp.	3,800	87,248
	Steel Dynamics, Inc.	5,238	304,275
	Steel Technologies, Inc.	600	11,256
	Stepan Co.	1,404	43,103
*	Stillwater Mining Co.	11,400	156,522
	Summa Industries, Inc.	600	5,706
*	Symyx Technologies, Inc.	3,200	85,440
*	Synalloy Corp.	776	10,096
	Temple-Inland, Inc.	6,600	283,866
*	Terra Industries, Inc.	12,000	89,640
	Texas Industries, Inc.	2,700	132,219
*	The Mosaic Co.	2,200	34,232
*	Titanium Metals Corp.	4,800	173,712
	Tronox, Inc. Class B	1,476	19,085
*	U.S. Concrete, Inc.	4,800	59,424
*	United States Lime & Minerals, Inc.	700	23,191
	United States Steel Corp.	7,150	474,617
*	Universal Stainless & Alloy Products, Inc.	900	23,940
	Valhi, Inc.	13,740	343,363
	Valspar Corp.	12,044	331,451
	Vulcan Materials Co.	5,800	452,690
	Wausau Paper Corp.	6,344	84,819
	Westlake Chemical Corp.	7,672	239,520
	Weyerhaeuser Co.	8,400	537,264
*	Wheeling-Pittsburgh Corp.	2,000	40,860
*	Williams Industries, Inc.	100	259
	Worthington Industries, Inc.	11,044	188,079
* #	Zoltek Companies, Inc.	1,200	33,660
Total Materials			27,104,884

Other — (0.0%)
*	Pelican Financial Escrow Shares	100	0

64

Real Estate Investment Trusts — (0.2%)
*	American Spectrum Realty, Inc.	100	1,920
	Capital Properties, Inc.	500	16,000
#	Capitalsource, Inc.	7,670	179,862
*	CB Richard Ellis Group, Inc.	1,475	114,121
	Consolidated-Tokoma Land Co.	700	40,670
	Forest City Enterprises, Inc. Class B	1,000	44,230
* #	HouseValues, Inc.	314	2,788
	Jones Lang LaSalle, Inc.	1,900	151,069
	Longview Fibre Co.	3,200	81,728
*	Stratus Properties, Inc.	1,035	25,875
*	Tejon Ranch Co.	1,900	79,192
*	The Intergroup Corp.	400	6,408
	The St. Joe Corp.	3,300	155,166
	Thomas Properties Group, Inc.	6	75
*	Trammell Crow Co.	4,300	148,909
*	United Capital Corp.	1,170	26,208
*	Wilshire Enterprises, Inc.	900	7,875
Total Real Estate Investment Trusts			1,082,096

Telecommunication Services — (2.8%)
*	@Road, Inc.	8,300	45,899
	Alaska Communications Systems Group, Inc.	3,600	44,712
#	Alltel Corp.	15,000	927,750
* #	American Tower Corp.	11,400	353,058
	AT&T, Inc.	150,132	3,912,440
	BellSouth Corp.	50,600	1,708,762
*	Boston Communications Group, Inc.	1,700	2,125
* #	Broadwing Corp.	9,600	109,440
	Centennial Communications Corp.	7,800	45,552
*	Cincinnati Bell, Inc.	19,200	74,688
	Citizens Communications Co.	5,244	66,494
*	Cogent Communications Group, Inc.	5,500	50,600
	Commonwealth Telephone Enterprises, Inc.	600	19,830
*	Crown Castle International Corp.	4,100	130,257
	CT Communications, Inc.	2,700	43,848
	D&E Communications, Inc.	1,800	20,970
* #	Dobson Communications Corp.	17,844	153,280
*	Embarq Corp.	5,360	223,351
	FairPoint Communications, Inc.	700	9,436
* #	First Avenue Networks, Inc.	6,800	93,772
*	General Communications, Inc. Class A	6,344	82,980
	Hector Communications Corp.	636	19,016
	Hickory Tech Corp.	1,800	14,004
*	IDT Corp.	400	5,488
*	IDT Corp. Class B	8,444	116,865
*	InPhonic, Inc.	1,000	7,200
	Iowa Telecommunications Services, Inc.	400	7,200
*	LCC International, Inc. Class A	2,300	8,648
*	Leap Wireless International, Inc.	7,400	324,342
* #	Level 3 Communications, Inc.	21,646	107,581
*	Lynch Interactive Corp.	1	1,850
*	Moscow CableCom Corp.	1,400	13,888
*	Nextel Partners, Inc.	900	25,560

65

*	NII Holdings, Inc.	3,000	163,380
	North Pittsburgh Systems, Inc.	1,700	42,840
*	Premiere Global Services, Inc.	8,600	64,500
*	Price Communications Corp.	7,100	115,943
* #	Qwest Communications International, Inc.	31,900	223,619
*	Rural Cellular Corp. Class A	1,400	18,704
*	SBA Communications Corp.	4,100	93,849
	Shenandoah Telecommunications Co.	900	40,032
	Sprint Nextel Corp.	110,300	2,339,463
*	SunCom Wireless Holdings, Inc.	4,600	7,314
	SureWest Communications	1,600	30,976
*	Syniverse Holdings, Inc.	300	4,890
*	TALK America Holdings, Inc.	4,000	31,200
	Telephone & Data Systems, Inc.	4,100	159,818
	Telephone & Data Systems, Inc. Special Shares	4,500	172,125
*	Time Warner Telecom, Inc.	3,600	54,828
*	UbiquiTel, Inc.	4,000	41,640
*	United States Cellular Corp.	4,256	255,360
*	US LEC Corp.	2,542	8,592
	USA Mobility, Inc.	3,400	68,986
	Valor Communications Group, Inc.	600	7,392
	Verizon Communications, Inc.	113,256	3,534,720
	Warwick Valley Telephone Co.	600	12,960
*	Wireless Facilities, Inc.	5,900	21,948
*	Xeta Corp.	1,000	2,350
Total Telecommunication Services			16,288,315

Utilities — (1.8%)
*	AES Corp.	12,544	230,810
	AGL Resources, Inc.	3,800	138,966
*	Allegheny Energy, Inc.	3,200	116,672
#	ALLETE, Inc.	2,300	104,604
	Alliant Energy Corp.	5,300	182,320
	Ameren Corp.	3,000	148,470
	American Electric Power Co., Inc.	3,372	115,558
	American States Water Co.	1,500	55,215
	Aqua America, Inc.	5,905	138,531
*	Aquila, Inc.	28,984	124,921
	Artesian Resources Corp. Class A	386	11,657
	Atmos Energy Corp.	3,800	101,992
#	Avista Corp.	3,700	82,325
	BIW, Ltd.	200	3,650
	Black Hills Corp.	1,700	57,511
*	Cadiz, Inc.	400	7,204
	California Water Service Group	1,500	56,295
	Cascade Natural Gas Corp.	1,000	21,000
	CenterPoint Energy, Inc.	4,500	53,955
	Central Vermont Public Service Corp.	1,100	19,745
	CH Energy Group, Inc.	1,300	59,865
	Chesapeake Utilities Corp.	500	14,500
	Cleco Corp.	3,800	84,398
* #	CMS Energy Corp.	6,700	86,028
	Connecticut Water Services, Inc.	1,209	28,121
	Consolidated Edison, Inc.	3,900	171,990
	Constellation Energy Group	1,400	72,380

66

	Delta Natural Gas Co., Inc.	396	9,757
	Dominion Resources, Inc.	3,400	246,772
#	DPL, Inc.	6,100	163,480
	DTE Energy Co.	1,700	68,714
	Duke Energy Corp.	9,272	261,656
	Duquesne Light Holdings, Inc.	6,100	99,003
*	Dynegy, Inc.	14,700	77,616
	Edison International	2,700	105,948
*	El Paso Electric Co.	3,000	57,840
#	Empire District Electric Co.	2,270	49,486
	Energen Corp.	2,900	98,252
	Energy East Corp.	7,100	169,264
	Energy West, Inc.	270	2,637
	EnergySouth, Inc.	754	24,038
	Entergy Corp.	2,000	140,220
*	Environmental Power Corp.	1,100	7,194
	Equitable Resources, Inc.	2,000	67,300
	Exelon Corp.	6,672	377,702
	FirstEnergy Corp.	3,400	178,228
	Florida Public Utilities Co.	500	6,620
#	FPL Group, Inc.	3,372	134,307
	Great Plains Energy, Inc.	3,600	100,332
	Green Mountain Power Corp.	449	12,864
	Hawaiian Electric Industries, Inc.	3,900	104,793
	IDACORP, Inc.	3,400	113,594
	KeySpan Corp.	1,400	56,042
	Laclede Group, Inc.	1,800	60,570
#	MDU Resources Group, Inc.	2,328	82,597
	MGE Energy, Inc.	1,500	46,410
	Middlesex Water Co.	1,032	18,700
* #	Mirant Corp.	12,500	311,000
	National Fuel Gas Co.	4,072	145,778
	New Jersey Resources Corp.	3,500	157,220
	Nicor, Inc.	3,344	137,037
	NiSource, Inc.	2,700	58,779
	Northeast Utilities, Inc.	7,500	151,725
	Northwest Natural Gas Co.	2,200	76,736
	NSTAR	5,200	143,832
	OGE Energy Corp.	4,270	132,925
	Oneok, Inc.	5,700	191,463
	Otter Tail Corp.	2,300	60,007
#	Peoples Energy Corp.	2,900	108,808
	Pepco Holdings, Inc.	3,570	81,967
	PG&E Corp.	3,400	134,912
	Piedmont Natural Gas Co.	5,904	143,526
	Pinnacle West Capital Corp.	1,500	59,085
	PNM Resources, Inc.	5,300	133,931
	PPL Corp.	6,144	182,907
	Progress Energy, Inc.	4,900	205,996
	Puget Energy, Inc.	5,600	118,664
	Questar Corp.	4,772	351,649
*	Reliant Energy, Inc.	21,200	246,980
	RGC Resources, Inc.	200	4,949
	SCANA Corp.	2,172	82,797
	SEMCO Energy, Inc.	1,900	10,545

67

Sempra Energy	4,800	215,856
* Sierra Pacific Resources	9,644	133,569
SJW Corp.	2,300	52,026
South Jersey Industries, Inc.	3,472	93,258
Southern Co.	6,272	200,516
Southern Union Co.	5,272	129,428
Southwest Gas Corp.	3,000	87,330
Southwest Water Co.	2,135	27,648
TECO Energy, Inc.	1,900	28,538
TXU Corp.	4,672	267,706
UGI Corp.	1,700	39,542
UIL Holdings Corp.	1,200	66,276
Unisource Energy Corp.	2,400	72,720
Unitil Corp.	500	12,450
Vectren Corp.	3,572	94,765
Westar Energy, Inc.	2,700	57,537
WGL Holdings, Inc.	3,700	106,560
Wisconsin Energy Corp.	2,072	82,611
WPS Resources Corp.	1,772	86,509
Xcel Energy, Inc.	7,744	145,355
York Water Co.	625	17,500
Total Utilities		10,681,537

TOTAL COMMON STOCKS		534,531,508

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $23,880,000 FNMA 4.554%(r), 08/01/35, valued at $18,482,338) to be repurchased at $17,944,721	$17,942	17,942,214

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $50,689,253 FNMA 5.500%, 02/01/18 & 5.000%, 10/01/33, valued at $29,685,627) to be repurchased at $23,696,398	23,693	23,693,081

Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,162,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,993,870) to be repurchased at $6,890,932	6,890	6,890,000
TOTAL TEMPORARY CASH INVESTMENTS		48,525,295

TOTAL INVESTMENTS — (100.0%)
(Cost $571,936,075)		$583,056,803

See accompanying Notes to Financial Statements.

68

DFA REAL ESTATE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†

COMMON STOCKS — (91.3%)
Real Estate Investment Trusts — (91.3%)
	Acadia Realty Trust	235,000	$5,026,650
	Agree Realty Corp.	57,000	1,758,450
*	Alexander’s, Inc.	37,200	9,392,256
	Alexandria Real Estate Equities, Inc.	168,600	14,155,656
	AMB Property Corp.	648,000	32,030,640
	America First Apartment Investors, Inc.	81,236	1,215,291
	American Campus Communites, Inc.	127,250	3,036,185
	American Land Lease, Inc.	57,000	1,429,560
*	AmeriVest Properties, Inc.	178,500	769,335
	Apartment Investment & Management Co. Class A	714,600	30,906,450
#	Archstone-Smith Trust	1,564,655	75,651,069
	Ashford Hospitality Trust	414,250	4,950,288
	Associated Estates Realty Corp.	132,100	1,511,224
	AvalonBay Communities, Inc.	550,100	58,475,630
#	BioMed Realty Trust, Inc.	346,900	9,945,623
	BNP Residential Properties, Inc.	72,900	1,228,365
#	Boston Properties, Inc.	827,500	70,047,875
*	Boykin Lodging Co.	129,100	1,380,079
#	Brandywine Realty Trust	667,753	19,378,192
	BRE Properties, Inc. Class A	380,600	19,844,484
	Camden Property Trust	385,800	27,546,120
	CarrAmerica Realty Corp.	406,000	17,997,980
	CBL & Associates Properties, Inc.	474,500	17,751,045
	Cedar Shopping Centers, Inc.	221,100	3,214,794
#	Colonial Properties Trust	334,856	14,968,063
	Columbia Equity Trust, Inc.	51,900	787,842
	Commercial Net Lease Realty	407,575	7,866,198
	Corporate Office Properties Trust	306,700	12,114,650
	Cousins Properties, Inc.	375,200	11,338,544
	Crescent Real Estate Equities, Inc.	752,300	13,300,664
	Developers Diversified Realty Corp.	805,599	41,206,389
	Digital Realty Trust, Inc.	232,600	5,838,260
	Duke Realty Corp.	988,200	33,539,508
	EastGroup Properties, Inc.	163,100	7,181,293
	Education Realty Trust, Inc.	13,000	183,300
	Entertainment Properties Trust	195,100	8,008,855
	Equity Inns, Inc.	402,800	6,223,260
	Equity Lifestyle Properties, Inc.	173,900	7,503,785
	Equity Office Properties Trust	2,882,663	97,001,610
	Equity One, Inc.	560,476	12,442,567
#	Equity Residential	2,133,550	94,089,555
	Essex Property Trust, Inc.	169,300	18,030,450

1

	Extra Space Storage, Inc.	383,093	5,819,183
#	Federal Realty Investment Trust	392,300	26,825,474
	FelCor Lodging Trust, Inc.	445,300	9,266,693
#	First Industrial Realty Trust, Inc.	330,600	12,232,200
	First Potomac Realty Trust	151,200	4,040,064
	General Growth Properties, Inc.	1,783,400	78,041,584
	Glenborough Realty Trust, Inc.	243,400	4,846,094
	Glimcher Realty Trust	271,100	6,845,275
	Global Signal, Inc.	513,800	23,532,040
*	Golf Trust of America, Inc.	40,300	34,658
	Government Properties Trust, Inc.	153,200	1,315,988
#	Heritage Property Investment Trust	353,700	12,386,574
	Hersha Hospitality Trust	199,100	1,859,594
	Highland Hospitality Corp.	441,900	5,346,990
	Highwood Properties, Inc.	399,800	12,393,800
	HMG Courtland Properties, Inc.	2,600	25,740
	Home Properties, Inc.	229,190	11,399,911
#	Hospitality Properties Trust	532,200	22,442,874
#	Host Marriott Corp.	2,771,200	55,617,984
	HRPT Properties Trust	1,544,700	17,238,852
#	Inland Real Estate Corp.	493,200	6,983,712
	Innkeepers USA Trust	314,100	4,874,832
	Kilroy Realty Corp.	219,400	14,552,802
#	Kimco Realty Corp.	1,659,200	59,482,320
	Kite Realty Group Trust	208,700	3,097,108
	Lasalle Hotel Properties	291,600	12,110,148
#	Lexington Corporate Properties Trust	385,800	7,847,172
	Liberty Property Trust	647,200	27,557,776
	Macerich Co.	521,400	35,929,674
#	Mack-Cali Realty Corp.	461,100	19,771,968
	Maguire Properties, Inc.	334,700	10,596,602
*	Malan Realty Investors, Inc.	19,100	17,954
	Maxus Realty Trust, Inc.	3,825	49,725
	Mid-America Apartment Communities, Inc.	163,900	8,276,950
	Mills Corp.	410,600	12,675,222
	Mission West Properties, Inc.	135,100	1,448,272
	Monmouth Real Estate Investment Corp. Class A	141,791	1,120,149
	New Plan Excel Realty Trust	762,000	17,990,820
	One Liberty Properties, Inc.	72,400	1,432,796
	Pan Pacific Retail Properties, Inc.	297,631	19,724,006
*	Paragon Real Estate Equity & Investment Trust	10,700	321
	Parkway Properties, Inc.	103,500	4,072,725
#	Pennsylvania Real Estate Investment Trust	267,181	9,965,851
*	Philips International Realty Corp.	14,400	0
	Post Properties, Inc.	306,800	13,131,040
	ProLogis	1,785,300	88,283,085
	PS Business Parks, Inc.	156,700	8,328,605
#	Public Storage, Inc.	943,900	67,658,752
	Ramco-Gershenson Properties Trust	122,900	3,195,400
#	Realty Income Corp.	646,000	14,108,640
	Reckson Associates Realty Corp.	606,101	23,298,522
	Regency Centers Corp.	499,300	30,761,873
*	Roberts Realty Investors, Inc.	18,000	143,820
	Saul Centers, Inc.	122,700	4,376,709
	Senior Housing Properties Trust	524,200	9,021,482

2

	Shurgard Storage Centers, Inc. Class A	323,700	18,874,947
	Simon Property Group, Inc.	1,612,297	128,387,210
	Sizeler Property Investors, Inc.	156,500	2,255,165
#	SL Green Realty Corp.	313,700	31,122,177
	Sovran Self Storage, Inc.	128,700	6,070,779
	Strategic Hotel Capital, Inc.	437,600	8,979,552
	Sun Communities, Inc.	131,900	4,286,750
	Sunstone Hotel Investors, Inc.	421,100	11,664,470
	Supertel Hospitality, Inc.	88,100	541,815
	Tanger Factory Outlet Centers, Inc.	225,900	6,860,583
	Taubman Centers, Inc.	385,300	14,988,170
#	Trizec Properties, Inc.	1,146,200	27,038,858
	UMH Properties, Inc.	72,400	1,096,860
#	United Dominion Realty Trust, Inc.	980,300	26,477,903
	Urstadt Biddle Properties, Inc.	42,300	673,416
	Urstadt Biddle Properties, Inc. Class A	137,100	2,229,246
	U-Store-It Trust	416,200	6,680,010
#	Vornado Realty Trust	1,031,200	92,694,568
	Washington Real Estate Investment Trust	307,900	10,761,105
	Weingarten Realty Investors	653,900	24,756,654
	Winston Hotels, Inc.	195,600	2,128,128
	Winthrop Realty Trust	299,500	1,770,045

TOTAL COMMON STOCKS			2,104,004,850

RIGHTS/WARRANTS — (0.0%)
*	Winthrop Realty Trust Rights	20,758	13,700

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.7%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $83,784,528 FNMA 7.129%(r), 08/01/35 & 5.088%(r), 09/01/44, valued at $58,570,339) to be repurchased at $56,870,677	$56,863	56,862,732
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $154,801,816 FHLMC 5.285%, 12/01/35 & FNMA 5.00%, maturities ranging from 12/01/20 to 05/01/35, valued at $128,109,547) to be repurchased at $123,844,603	123,827	123,827,267

Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $18,807,000 FHLMC Notes 4.00%, 09/22/09. valued at $21,345,945) to be repurchased at $21,032,845	21,030	21,030,000
TOTAL TEMPORARY CASH INVESTMENTS		201,719,999

TOTAL INVESTMENTS - (100.0%)
(Cost $1,658,703,005)		$2,305,738,549

See accompanying Notes to Financial Statements.

3

LARGE CAP INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
	ABC Learning Centres, Ltd.	22,232	$122,393
	Alinta, Ltd.	24,614	193,049
	Alumina, Ltd.	139,764	701,395
	Amcor, Ltd.	84,945	424,136
	AMP, Ltd.	186,786	1,235,042
	Ansell, Ltd.	12,403	91,478
	APN News & Media, Ltd.	49,644	194,602
#	Aristocrat Leisure, Ltd.	49,521	502,526
	Australand Property Group	76,263	112,669
	Australia & New Zealand Banking Group, Ltd.	198,201	3,959,234
	Australian Gas Light Co.	45,094	568,498
#	Australian Stock Exchange, Ltd.	10,366	238,760
	AWB, Ltd.	32,184	102,861
	AXA Asia Pacific Holdings, Ltd.	244,297	1,101,469
	Babcock & Brown, Ltd.	14,300	218,023
	Bendigo Bank, Ltd.	10,364	99,044
	BHP Billiton, Ltd.	360,962	7,855,908
	Billabong International, Ltd.	17,806	195,957
	BlueScope Steel, Ltd.	79,029	454,893
	Boral, Ltd.	57,427	394,006
#	Brambles Industries, Ltd.	97,711	782,502
	Brickworks, Ltd.	10,834	101,187
*	Burns, Philp & Co., Ltd.	177,341	128,212
	Caltex Australia, Ltd.	29,754	428,625
	Challenger Financial Services Group, Ltd.	39,625	98,455
	Coca-Cola Amatil, Ltd.	50,128	265,066
	Cochlear, Ltd.	5,059	187,643
	Coles Myer, Ltd.	135,872	1,163,008
	Commonwealth Bank of Australia	140,067	4,564,728
	Computershare, Ltd.	51,406	302,289
	CSL, Ltd.	18,193	709,033
	CSR, Ltd.	91,001	245,793
#	DCA Group, Ltd.	40,864	84,277
	Downer EDI, Ltd.	24,752	158,136
	Excel Coal, Ltd.	14,100	79,975
	Foster’s Group, Ltd.	207,548	832,621
*	Hardman Resources, Ltd.	33,188	42,641
	Harvey Norman Holdings, Ltd.	128,448	373,339
	Iluka Resources, Ltd.	20,985	105,042
	Insurance Australia Group, Ltd.	162,155	637,467
	James Hardie Industries NL	43,241	275,789
	John Fairfax Holdings, Ltd.	89,312	252,572
	Leighton Holdings, Ltd.	30,749	400,574

1

	Lend Lease Corp., Ltd.	35,335	351,832
	Lion Nathan, Ltd.	63,050	368,740
	Macquarie Bank, Ltd.	26,762	1,299,035
	Macquarie Infrastructure Group	88,683	226,496
*	Mayne Pharma, Ltd.	58,769	119,447
	Metcash Limited	113,425	358,240
	Mirvac, Ltd.	104,920	338,490
	Multiplex Group	59,010	139,316
	National Australia Bank, Ltd.	173,915	4,619,911
	Newcrest Mining, Ltd.	35,371	528,924
	Nufarm, Ltd.	14,411	116,276
	Onesteel, Ltd.	53,599	146,280
	Orica, Ltd.	30,032	533,165
	Origin Energy, Ltd.	77,873	404,014
	Oxiana, Ltd.	122,861	271,759
	Paperlinx, Ltd.	42,030	96,957
	Perpetual Trustees Australia, Ltd.	3,869	197,900
	Promina Group, Ltd.	105,707	453,667
	Publishing and Broadcasting, Ltd.	75,939	1,064,788
	Qantas Airways, Ltd.	352,878	841,014
	QBE Insurance Group, Ltd.	79,324	1,284,207
	Ramsay Health Care, Ltd.	14,888	112,256
	Rinker Group, Ltd.	104,478	1,471,554
#	Rio Tinto, Ltd.	47,966	2,825,695
	Santos, Ltd.	60,572	526,609
	Seven Network, Ltd.	3,746	23,957
	SFE Corp., Ltd.	12,386	145,882
*	Sigma Pharmaceuticals, Ltd.	55,175	108,453
	Sims Group, Ltd.	7,596	107,099
	Sonic Healthcare, Ltd.	25,691	272,329
#	St. George Bank, Ltd.	60,819	1,347,727
	Suncorp-Metway, Ltd.	65,088	917,182
	Symbion Health, Ltd.	59,482	140,802
	TABCORP Holdings, Ltd.	54,804	629,463
	Telstra Corp., Ltd.	876,734	2,454,457
#	Toll Holdings, Ltd.	55,250	614,471
#	Transurban Group	78,987	398,328
	UNITAB, Ltd.	10,745	118,607
	Virgin Blue Holdings, Ltd.	90,396	111,321
	Washington H. Soul Pattinson & Co., Ltd.	18,899	117,070
	Wesfarmers, Ltd.	44,126	1,156,592
	West Australian Newspapers Holdings, Ltd.	15,484	105,065
*	Westfield Group	25	305
	Westfield Group Stapled	1,160	14,216
	Westpac Banking Corp.	197,934	3,442,395
	Woodside Petroleum, Ltd.	70,327	2,328,931
	Woolworths, Ltd.	130,908	1,838,141
	WorleyParsons, Ltd.	16,683	288,226
	Zinifex, Ltd.	47,500	421,389

TOTAL — AUSTRALIA			66,783,897

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)

2

*	Betandwin.com Interactive Entertainment AG	2,186	229,556
#	Boehler-Uddeholm AG	986	205,149
#	Erste Bank der Oesterreichischen Sparkassen AG	13,510	770,655
	EVN AG	1,049	106,665
*	IMMOFINANZ Immobiliem Anlagen AG	8,273	90,683
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	371,065
#	OMV AG	17,280	1,005,979
#	Telekom Austria AG	35,563	798,538
	Uniqa Versicherungen AG	7,460	244,902
	Voestalpine AG	1,802	255,830
#	Wienerberger AG	4,749	243,701

TOTAL — AUSTRIA			4,322,723

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	AGFA-Gevaert NV, Mortsel	7,300	147,787
#	Bekaert SA	1,924	198,119
	Colruyt SA	1,700	261,842
*	Cumerio - Strip	55	6
#	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,997	320,884
	Dexia SA	55,596	1,364,218
	Distrigaz	29	140,221
#	Fortis AG	97,350	3,553,734
	Groupe Bruxelles Lambert SA	2,500	271,066
	InBev NV	29,842	1,434,753
	KBC Groep NV	28,460	3,059,136
	Mobistar SA	2,500	199,139
#	Solvay SA	4,853	550,173
	Suez SA	5,900	227,379
*	Suez SA Strip VVPR	11,992	154
	UCB SA	7,600	397,260
	Umicore	1,748	252,814
TOTAL COMMON STOCKS			12,378,685

RIGHTS/WARRANTS — (0.0%)
*	Umicore Strip VVPR	55	6

TOTAL — BELGIUM			12,378,691

CANADA — (3.2%)
COMMON STOCKS — (3.2%)
	AGF Management, Ltd. Class B Non-Voting	9,000	174,852
	Agnico Eagle Mines, Ltd.	5,800	193,930
	Agrium, Inc.	9,100	224,299
	Alcan, Inc.	20,749	1,087,086
	Aliant, Inc.	1,000	32,229
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	8,000	182,805
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	3,300	101,112
	Astral Media, Inc. Class A	4,000	135,125
*	ATI Technologies, Inc.	12,300	203,120
	AUR Resources, Inc.	11,500	186,464
	Bank of Montreal	27,985	1,585,605

3

	Bank of Nova Scotia	71,100	2,857,555
	Barrick Gold Corp.	46,400	1,420,013
#	BCE, Inc.	14,700	356,457
*	Bema Gold Corp.	27,000	147,072
	Biovail Corp.	9,000	221,507
*	Blackrock Ventures, Inc.	7,100	153,860
*	Bombardier, Inc. Class B	66,400	195,915
	Brookfield Asset Management, Inc. Series A Limited Voting	22,350	917,334
	Brookfield Properties Corp.	5,125	152,052
	CAE, Inc.	14,816	123,612
	Cameco Corp.	25,800	1,069,945
#	Canadian Imperial Bank of Commerce	18,500	1,362,601
#	Canadian National Railway Co.	42,100	1,880,836
	Canadian National Resources, Ltd.	41,400	2,224,287
	Canadian Pacific Railway, Ltd.	13,200	691,577
	Canadian Tire Corp. Class A Non-Voting	5,300	325,266
	Canadian Utilities, Ltd. Class A Non-Voting	4,600	170,386
*	Canfor Corp.	8,800	102,261
*	Celestica, Inc. Subordinate Voting	28,200	269,071
*	CGI Group, Inc.	17,800	118,128
	Cinram International, Inc. Income Fund	5,400	136,777
*	Cognos, Inc.	4,400	135,295
*	Compton Petroleum Corp.	10,000	126,192
*	Duvernay Oil Corp.	5,400	211,196
*	Eldorado Gold Corp.	37,800	189,772
	Empire Co., Ltd. Class A Non-Voting	800	29,778
#	Enbridge, Inc.	16,400	514,854
	EnCana Corp.	33,100	1,673,781
	Ensign Energy Services, Inc.	8,400	193,776
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	114,389
	Finning International, Inc.	5,200	179,250
*	First Calgary Petroleums, Ltd. Class A	15,600	162,444
	First Quantum Minerals, Ltd.	3,200	158,039
	Fortis, Inc.	7,600	167,386
	Gerdau Ameristeel Corp.	4,900	45,463
*	Gildan Activewear, Inc.	3,600	150,373
*	Glamis Gold, Ltd.	6,400	246,006
#	Great West Lifeco, Inc.	19,400	488,390
#	Husky Energy, Inc.	9,000	529,460
	IGM Financial, Inc.	5,800	243,005
	Imperial Oil, Ltd.	13,227	479,366
	INCO, Ltd.	9,500	626,577
	Industrial Alliance Insurance & Financial Services, Inc.	4,000	118,021
	Inmet Mining Corp.	5,400	199,430
	Intrawest Corp.	4,600	149,046
	Ipsco, Inc.	2,403	227,647
*	Kinross Gold Corp.	16,100	176,274
	Loblaw Companies, Ltd.	4,700	227,000
*	MacDonald Dettweiler & Associates, Ltd.	2,400	100,990
	Magna International, Inc. Class A	4,619	358,533
#	Manulife Financial Corp.	88,200	2,913,843
	MDS, Inc.	8,413	158,484
*	Meridian Gold, Inc.	6,000	187,653
	Methanex Corp.	6,800	159,768

4

	Metro, Inc. Class A Subordinate Voting	6,000	173,763
	Mi Developments, Inc.	1,100	38,448
	National Bank of Canada	8,300	464,544
	Nexen, Inc.	18,008	1,011,162
	Niko Resources, Ltd.	4,200	258,673
	Norbord, Inc.	2,400	22,965
*	Nortel Networks Corp.	212,600	509,545
	Nova Chemicals Corp.	6,300	192,117
	Onex Corp.	7,000	137,966
*	Pan Amer Silver Corp.	6,300	120,967
*	Paramont Resources, Ltd. Class A	5,100	177,794
	Petro-Canada	45,700	2,107,635
	Potash Corp. of Saskatchewan, Inc.	10,800	985,776
	Power Corp. of Canada, Ltd.	15,400	419,847
	Power Financial Corp.	13,700	396,261
#	Rogers Communications, Inc. Class B Non-Voting	13,900	580,481
*	RONA, Inc.	6,800	139,642
	Rothmans, Inc.	1,200	21,374
#	Royal Bank of Canada	93,096	3,823,571
	Russel Metals, Inc.	6,600	149,436
	Shaw Communictions, Inc. Class B Non-Voting	3,200	89,362
	Shell Canada, Ltd.	11,400	417,086
	Sherritt International Corp.	14,600	150,440
	Shoppers Drug Mart Corp.	10,200	388,739
	SNC-Lavalin Group, Inc.	6,700	181,323
	Sun Life Financial, Inc.	32,600	1,346,618
	Suncor Energy, Inc.	24,012	1,945,157
	Talisman Energy, Inc.	60,600	1,115,172
	Teck Cominco Class B	9,830	630,048
	Telus Corp.	4,000	166,319
#	The Thomson Corp.	12,600	527,335
	Toromont Industries, Ltd.	1,200	26,963
	Toronto Dominion Bank	52,415	2,847,493
#	Transalta Corp.	20,500	433,636
#	TransCanada Corp.	40,835	1,254,152
*	Trican Well Service, Ltd.	5,600	136,251
	TSX Group, Inc.	3,200	131,050
*	UTS Energy Corp.	17,100	111,930
	West Fraser Timber Co., Ltd.	700	23,609
*	Yamana Gold, Inc.	16,200	166,927

TOTAL — CANADA			54,466,197

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	A P Moller - Maersk A.S.	325	2,627,325
	Carlsberg A.S. Series B	3,475	243,420
#	Codan A.S.	1,450	100,841
	Coloplast A.S.	2,340	175,799
	Dampskibsselskabet Torm A.S.	1,700	73,790
	Danisco A.S.	4,350	353,448
	Danske Bank A.S.	46,956	1,793,387
#	DSV A.S.	1,980	325,580
	East Asiatic Co., Ltd.	2,525	100,994

5

	FLSmidth & Co. A.S.	1,500	59,538
#	GN Great Nordic A.S.	21,220	238,116
	Group 4 Securicor PLC	28,536	94,659
	H. Lundbeck A.S.	17,802	391,905
*	Jyske Bank A.S.	5,560	367,688
	Novo-Nordisk A.S. Series B	24,250	1,503,180
	Novozymes A.S. Series B	4,880	349,082
	Rockwool International A.S.	400	46,697
	Sydbank A.S.	5,940	214,390
*	Topdanmark A.S.	1,650	227,794
*	Vestas Wind Systems A.S.	16,066	415,191
*	William Demant Holding	3,260	245,908

TOTAL — DENMARK			9,948,732

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Elisa Oyj	13,163	256,845
	Fortum Oyj	113,088	2,815,370
	Kesko Oyj	6,400	252,857
	Kone Oyj Series B	10,280	447,775
	Metso Oyj	10,444	372,146
#	Neste Oil Oyj	28,272	957,936
	Nokia Oyj	422,721	9,065,847
	Nokian Renkaat Oyj	8,700	130,237
	Okobank Class A	8,700	129,533
	Orion Oyj Series A	4,200	88,326
	Orion Oyj Series B	6,900	143,806
	Outokumpu Oyj Series A	19,700	444,730
	Rautaruukki Oyj Series K	8,700	261,441
	Sampo Oyj	61,500	1,183,803
	SanomaWSOY Oyj	15,794	402,235
	Stockmann Oyj Abp Series A	1,020	43,082
	Stockmann Oyj Abp Series B	1,950	82,966
	Stora Enso Oyj Series R	67,900	949,803
	TietoEnator Oyj	7,060	200,691
	UPM-Kymmene Oyj	45,800	981,291
	Wartsila Corp. Oyj Series B	6,750	264,078
	YIT Oyj	11,100	281,967

TOTAL — FINLAND			19,756,765

FRANCE — (7.5%)
COMMON STOCKS — (7.5%)
#	Accor SA	18,966	1,112,614
	Air France-KLM	24,260	522,657
#	Air Liquide SA	11,134	2,315,512
	Air Liquide SA Primes De Fid 02	11,393	2,351,887
# *	Alcatel SA	135,772	1,803,414
*	Alstom SA	10,690	908,625
#	Assurances Generales de France (AGF)	15,535	1,881,439
*	Atos Origin	7,666	527,855
#	AXA SA	169,056	5,883,248
#	BNP Paribas SA	100,729	9,397,755

6

#	Bollore	203	135,313
	Bourbon SA	2,540	287,070
#	Bouygues SA	25,936	1,410,724
*	Business Objects SA	6,803	200,236
#	Capgemini SA	11,859	651,192
#	Carrefour SA	59,906	3,478,401
#	Casino Guichard Perrachon SA	10,202	781,116
#	Cie Generale D’Optique Essilor Intenational SA	9,539	960,738
#	Ciments Francais SA	1,006	168,696
	Clarins SA	1,524	97,681
#	CNP Assurances	3,300	328,601
#	Compagnie de Saint-Gobain	34,334	2,406,012
*	Compagnie Generale de Geophysique SA	4,305	737,493
	Dassault Systemes SA	9,666	504,032
#	Dior (Christian) SA	17,202	1,707,158
#	Eiffage SA	6,330	472,517
	Esso SA	286	64,095
# *	Euler Hermes SA	3,120	357,401
	European Aeronautic Defence & Space Co.	25,278	901,304
#	Fimalac SA	3,197	271,904
#	France Telecom SA	231,887	5,158,756
#	Generale des Establissements Michelin SA Series B	11,147	729,896
#	Groupe Danone	25,142	3,026,244
#	Havas SA	27,830	139,343
#	Hermes International SA	4,009	992,178
	Iliad SA	3,200	275,164
#	Imerys SA	5,342	428,603
# *	JC Decaux SA	18,441	525,448
	Klepierre SA	1,862	203,360
#	LaFarge SA	17,353	2,080,418
	Lafarge SA Prime Fidelity	8,912	1,071,176
#	Lagardere S.C.A. SA	10,889	860,280
#	L’Oreal SA	64,016	5,733,343
#	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,327,185
#	M6 Metropole Television	10,023	323,610
	Neopost SA	2,698	289,753
#	Pernod-Ricard SA	7,915	1,545,939
#	Peugeot SA	16,477	1,048,253
#	PPR SA	9,979	1,238,448
#	Publicis Groupe	14,334	579,601
	Remy Cointreau SA	2,257	120,702
#	Renault SA	20,388	2,346,510
*	Rhodia SA	124,925	259,314
#	Safran SA	16,219	356,946
#	Sanofi - Aventis	111,839	10,552,732
#	Schneider Electric SA	23,650	2,455,090
#	SCOR SA	61,944	147,032
	SEB SA Prime Fidelity	990	110,803
# *	Societe BIC SA	3,600	241,033
# *	Societe Generale Paris	37,057	5,714,622
#	Societe Television Francaise 1	17,323	572,435
	Sodexho Alliance SA	11,496	513,960
	STMicroelectronics NV	24,397	399,287
#	Suez (ex Suez Lyonnaise des Eaux)	98,301	3,784,863

7

#	Technip SA	8,071	484,347
#	Thales SA	16,134	621,557
*	Thomson	20,078	380,845
# *	Total SA	235,328	15,263,958
#	Unibail SA	4,413	726,060
# *	Valeo SA	6,734	258,058
#	Vallourec SA	602	755,752
#	Veolia Environnement SA	34,982	1,948,853
#	Vinci SA	24,590	2,261,302
#	Vivendi SA	121,295	4,355,232
#	Wendel Investissement	4,149	493,188
	Zodiac SA	4,549	252,784
TOTAL COMMON STOCKS			128,580,953

RIGHTS/WARRANTS — (0.0%)
*	Arkema Rights 06/26/06	58,832	208,822

TOTAL — FRANCE			128,789,775

GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
	Adidas-Salomon AG	4,782	949,427
	Allianz AG	40,153	6,232,141
	Altana AG	14,018	833,586
#	AMB Generali Holding AG	5,721	789,019
	BASF AG	54,907	4,470,482
	Bayer AG	67,562	3,033,267
	Bayerische Motoren Werke (BMW) AG	59,234	3,054,588
#	Beiersdorf AG	11,568	1,657,201
#	Celesio AG	9,662	930,957
#	Commerzbank AG	61,546	2,314,549
	Continental AG	12,686	1,389,828
	DaimlerChrysler AG	88,798	4,667,396
# *	Deutsche Bank AG	50,797	5,837,375
	Deutsche Boerse AG	10,138	1,318,992
	Deutsche Lufthansa AG	43,579	761,163
	Deutsche Post AG	142,508	3,849,193
	Deutsche Telekom AG	354,516	5,756,905
	E.ON AG	65,458	7,582,524
#	Fraport AG	9,524	653,709
	Freenet.De AG	2,562	57,048
	Fresenius Medical Care AG	6,632	744,569
	GEA Group AG	14,061	244,919
	Hannover Rueckversicherung AG	12,626	461,587
	Heidelberger Druckmaschinen AG	6,690	304,045
	Henkel KGAA	3,395	351,715
#	Hochtief AG	4,971	290,701
	Hugo Boss AG	808	33,415
	Hypo Real Estate Holding AG	13,182	832,166
*	Infineon Technologies AG	62,295	704,885
#	IVG Immobilien AG	6,805	208,945
	K&S AG	3,513	294,152
# *	KarstadtQuelle AG	10,229	287,092

8

*	Lanxess AG	4,179	168,746
	Linde AG	9,032	749,856
	MAN AG	14,355	1,034,945
*	Merck KGAA	4,005	409,466
	Metro AG	36,404	2,065,588
	Munchener Rueckversicherungs-Gesellschaft AG	19,006	2,569,826
	Puma AG Rudolf Dassler Sport	1,390	510,928
#	Rheinmetall AG	3,270	242,444
	Rhoen-Klinikum AG	5,477	241,587
	RWE AG	800	61,960
	RWE AG (Neu) Series A	44,306	3,789,775
# *	Salzgitter AG	3,169	276,205
	SAP AG	25,996	5,476,284
	Schering AG Acceptance Line	15,983	1,749,446
	Schwarz Pharma AG	2,790	232,638
	Siemens AG	83,409	7,164,090
	Suedzucker AG	20,328	501,858
	ThyssenKrupp AG	44,279	1,519,472
	TUI AG	20,917	425,306
# *	United Internet AG	3,567	200,532
	Volkswagen AG	24,379	1,726,465

TOTAL — GERMANY			92,014,958

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Agricultural Bank of Greece S.A.	11,076	58,123
	Alpha Bank A.E.	36,876	921,716
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	533,143
	Cosmote Mobile Telecommunications S.A.	21,450	486,944
	EFG Eurobank Ergasias S.A.	22,224	632,167
*	Emporiki Bank of Greece S.A.	7,020	218,965
	Hellenic Petroleum S.A.	15,660	207,832
*	Hellenic Telecommunication Organization Co. S.A.	33,920	753,370
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	286,299
	National Bank of Greece	25,018	1,063,334
	Piraeus Bank S.A.	15,935	473,587
	Public Power Corp.	15,920	390,263
	Titan Cement Co. S.A.	5,140	268,647

TOTAL — GREECE			6,294,390

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	ASM Pacific Technology, Ltd.	17,000	87,624
	Bank of East Asia, Ltd.	139,396	529,046
	Cathay Pacific Airways, Ltd.	221,000	363,693
	Chaoda Modern Agriculture (Holdings), Ltd.	88,000	55,467
	Cheung Kong Holdings, Ltd.	151,600	1,636,118
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	380,702
*	China Mengniu Dairy Co., Ltd.	134,000	159,878
	China Merchants Holdings (International) Co., Ltd.	107,015	316,792
	China Netcom Group Corp. (Hong Kong), Ltd.	389,000	613,404
	China Overseas Land & Investment, Ltd.	344,000	200,465

9

	China Resources Land, Ltd.	200,000	103,239
	China Resources Power Holdings Co., Ltd.	176,000	131,165
*	China State Construction International Holdings, Ltd.	1,111	417
	China Travel International Investment Hong Kong, Ltd.	218,000	52,506
	China Unicom, Ltd.	642,000	563,498
#	CITIC International Financial Holdings, Ltd.	84,000	47,459
	Citic Pacific, Ltd.	103,000	305,568
	CLP Holdings, Ltd.	177,400	1,017,055
	CNOOC, Ltd.	2,166,500	1,664,980
	CNPC (Hong Kong), Ltd.	190,000	94,709
	Dah Sing Banking Group, Ltd.	70,720	136,273
	Dah Sing Financial Holdings, Ltd.	12,059	97,867
	Esprit Holdings, Ltd.	87,541	703,793
	First Pacific Co., Ltd.	202,000	82,766
# *	Foxconn International Holdings, Ltd.	314,000	836,444
*	Galaxy Entertainment Group, Ltd.	144,000	150,705
	Giordano International, Ltd.	98,000	50,761
	Global Bio-Chem Technology Group Co., Ltd.	108,000	44,034
	GOME Electrical Appliances Holdings, Ltd.	82,000	62,568
	Great Eagle Holdings, Ltd.	26,000	80,360
	Hang Lung Group, Ltd.	84,000	193,795
	Hang Lung Properties, Ltd.	113,500	199,716
	Hang Seng Bank, Ltd.	131,100	1,646,024
	Henderson Investment, Ltd.	137,000	229,211
	Henderson Land Development Co., Ltd.	117,000	609,196
	Hengan International Group Co., Ltd.	48,000	80,281
	Hong Kong and China Gas Co., Ltd.	353,000	790,425
	Hong Kong and Shanghai Hotels, Ltd.	67,501	78,484
	Hong Kong Electric Holdings, Ltd.	133,707	588,812
	Hopewell Highway Infrastructure, Ltd.	236,000	173,175
	Hopewell Holdings, Ltd.	59,000	160,088
	Hopson Development Holdings, Ltd.	50,000	118,925
*	Hutchison Telecommunications International, Ltd.	106,000	171,593
	Hutchison Whampoa, Ltd.	256,500	2,323,549
	Hysan Development Co., Ltd.	54,745	139,740
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	34,076
	Johnson Electric Holdings, Ltd.	168,000	118,624
	Kerry Properties, Ltd.	41,952	140,118
	Kingboard Chemical Holdings, Ltd.	44,000	115,163
#	Lenova Group, Ltd.	302,000	91,126
	Li & Fung, Ltd.	176,000	360,490
	Melco International Development, Ltd.	56,000	145,285
	MTR Corp., Ltd.	227,586	547,632
	New World China Land, Ltd.	165,200	71,970
	New World Development Co., Ltd.	159,907	255,951
#	NWS Holdings Ltd.	92,053	162,768
	PCCW, Ltd.	235,265	145,577
	Shanghai Industrial Holdings, Ltd.	39,000	77,124
	Shangri-La Asia, Ltd.	100,913	196,443
	Shun Tak Holdings, Ltd.	80,000	111,308
#	Sino Land Co., Ltd.	188,317	287,482
*	Sinochem Hong Kong Holdings, Ltd.	264,000	101,446
	Sun Hung Kai Properties, Ltd.	135,706	1,402,117
	Swire Pacific, Ltd. Series A	42,500	401,788

10

	Techtronic Industries Co., Ltd.	86,500	125,327
	Television Broadcasts, Ltd.	25,000	143,936
	Texwinca Holdings, Ltd.	34,000	23,353
	Tingyi (Cayman Islands) Holding Corp.	118,000	61,897
	Transport International Holdings, Ltd.	17,600	92,585
	Wharf Holdings, Ltd.	136,542	486,036
	Wheelock and Co., Ltd.	70,000	120,153
	Wheelock Properties, Ltd.	110,000	86,172
	Wing Hang Bank, Ltd.	16,500	147,389
	Wing Lung Bank, Ltd.	8,000	73,170
	Yue Yuen Industrial (Holdings), Ltd.	78,500	214,601

TOTAL — HONG KONG			24,413,477

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,998,133
	Anglo Irish Bank Corp. P.L.C.	71,929	1,119,506
	Bank of Ireland P.L.C.	92,665	1,683,111
	CRH P.L.C.	50,877	1,716,109
	Eircom Group P.L.C.	55,432	152,053
*	Elan Corp. P.L.C.	38,336	723,019
	Grafton Group P.L.C.	10,579	139,750
	Independent News & Media P.L.C.	77,963	231,990
	Irish Life & Permanent P.L.C.	24,811	598,182
	Kerry Group P.L.C.	22,953	515,237
	Kingspan Group P.L.C.	11,888	212,804
*	Ryanair Holdings P.L.C.	16,760	143,442

TOTAL — IRELAND			9,233,336

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
#	ACEA SpA	7,694	102,383
#	AEM SpA	102,681	234,999
#	Alleanza Assicurazioni SpA	52,431	608,609
#	ASM SpA	74,248	264,092
#	Assicurazioni Generali SpA, Trieste	95,043	3,459,595
#	Autogrill SpA, Novara	14,752	230,792
#	Autostrade SpA	40,846	1,186,828
#	Banca CR Firenze	110,405	313,246
#	Banca Fideuram SpA	70,232	384,094
#	Banca Intesa SpA	426,301	2,475,634
	Banca Monte Dei Paschi di Siena SpA	176,149	1,027,123
#	Banca Popolare di Milano Scarl	41,017	513,456
# *	Banca Popolare Italiana	43,662	432,592
#	Banche Popolari Unite Scpa	31,975	795,870
#	Banco Popolare di Verona e Novara SpA	33,593	919,664
#	Benetton Group SpA	5,718	85,205
#	Bulgari SpA	16,639	188,239
#	Buzzi Unicem SpA	5,787	133,173
#	Capitalia SpA	155,959	1,291,564
#	CIR SpA (Cie Industriale Riunite), Torino	34,312	99,371
#	Compagnia Assicuratrice Unipol SpA	84,333	259,178

11

#	Credito Bergamasco SpA	854	29,761
#	Credito Emiliano SpA	25,277	322,548
#	Davide Campari - Milano SpA	26,746	253,012
#	Enel SpA	461,796	4,116,815
#	Eni SpA	278,540	8,398,879
#	ERG SpA	4,499	111,748
*	Fastweb	6,895	340,610
# *	Fiat SpA	59,319	795,552
#	Finmeccanica SpA	19,250	442,992
#	Fondiaria - Sai SpA	7,144	279,332
#	Gruppo Editoriale L’Espresso SpA	21,573	108,580
#	Hera SpA	36,487	118,392
#	Italcementi SpA	8,940	217,212
#	Italmobiliare SpA	449	37,989
	Lottomatica SpA	2,664	98,854
#	Luxottica Group SpA	40,566	1,104,536
#	Mediaset SpA	83,030	963,395
	Mediobanca SpA	34,000	685,286
#	Mediolanum SpA	44,701	315,360
#	Milano Assicurazioni SpA	14,260	108,486
#	Mondadori (Arnoldo) Editore SpA	13,860	125,942
#	Pirelli & C.Real Estate SpA	1,079	73,886
#	Pirelli & Co. SpA	65,946	63,134
#	Saipem SpA	24,958	586,596
#	SanPaolo IMI SpA	107,452	1,919,433
#	Seat Pagine Gialle SpA	429,123	188,132
#	Snam Rete Gas SpA	142,784	628,223
#	Societe Cattolica di Assicurazoni Scarl SpA	4,390	233,393
#	Telecom Italia Media SpA	107,998	45,952
#	Telecom Italia SpA	873,104	2,446,896
#	UniCredito Italiano SpA	827,045	6,303,622
	Unicredito Italiano SpA	329,159	2,511,993
TOTAL COMMON STOCKS			48,982,248

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	32,928

RIGHTS/WARRANTS — (0.0%)
*	Lottomatica SpA Rights 06/08/06	2,664	6,896

TOTAL — ITALY			49,022,072

JAPAN — (20.5%)
COMMON STOCKS — (20.5%)
	Acom Co., Ltd.	7,500	444,118
	Adeka Corp.	8,000	112,670
	Aderans Co., Ltd.	3,200	88,817
	Advantest Corp.	7,370	753,896
	AEON Co., Ltd.	73,100	1,565,529
	Aeon Credit Service, Ltd.	8,100	215,117
	Aeon Mall Co., Ltd.	5,600	249,978
#	Aichi Steel Corp.	10,000	73,570

12

	Aiful Corp.	9,900	547,584
	Aioi Insurance Co., Ltd.	63,000	430,415
	Air Water, Inc.	9,000	96,944
	Aisin Seiki Co., Ltd.	25,600	880,554
	Ajinomoto Co., Inc.	56,000	662,776
	Alfresa Holdings Corp.	2,400	151,558
	All Nippon Airways Co., Ltd.	190,000	704,176
	Alpine Electronics, Inc.	2,500	35,802
	Alps Electric Co., Ltd.	17,000	223,162
	Amada Co., Ltd.	31,000	316,249
	Amano Corp.	5,000	78,495
	AOC Holdings, Inc.	3,600	63,113
	Aoyama Trading Co., Ltd.	5,500	175,950
	Asahi Breweries, Ltd.	35,700	525,171
	Asahi Glass Co., Ltd.	110,000	1,464,214
	Asahi Kasei Corp.	131,000	843,417
	Asatsu-Dk, Inc.	2,600	88,882
*	Ashikaga Financial Group, Inc.	41,000	0
	Asics Corp.	16,000	173,639
	Astellas Pharma, Inc.	61,255	2,404,374
	Autobacs Seven Co., Ltd.	2,500	108,516
	Bank of Yokohama, Ltd.	135,000	964,431
	Benesse Corp.	7,700	282,626
	Bosch Corp.	30,000	155,227
	Bridgestone Corp.	75,000	1,539,517
	Brother Industries, Ltd.	25,000	245,470
	Calsonic Kansei Corp.	15,000	106,830
	Canon Marketing Japan, Inc.	7,000	149,016
	Canon, Inc.	85,000	5,950,194
	Casio Computer Co., Ltd.	18,000	307,885
	Central Glass Co., Ltd.	14,000	82,559
	Central Japan Railway Co.	254	2,535,196
	Chiyoda Corp.	13,000	256,252
	Chubu Electric Power Co., Ltd.	67,100	1,848,939
	Chudenko Corp.	2,700	45,181
	Chugai Pharmaceutical Co., Ltd.	54,600	1,178,515
	Circle K Sunkus Co., Ltd.	5,100	117,451
	Citizen Watch Co., Ltd.	38,000	351,630
	CMK Corp.	3,000	46,131
	Coca-Cola West Japan Co., Ltd.	4,600	107,411
	Comsys Holdings Corp.	11,000	129,972
	Cosmo Oil Co., Ltd.	49,000	237,005
	Credit Saison Co., Ltd.	14,900	749,725
	CSK Holdings Corp.	6,100	287,304
#	Culture Convenience Club Co., Ltd.	12,000	146,909
	Dai Nippon Printing Co., Ltd.	71,000	1,172,507
	Dai Nippon Screen Mfg. Co., Ltd.	19,000	187,265
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	252,091
	Daicel Chemical Industries, Ltd.	28,000	217,723
	Daido Steel Co., Ltd.	37,000	308,449
	Daifuku Co., Ltd.	6,000	94,104
	Daihatsu Motor Co., Ltd.	28,000	270,539
	Daiichi Sankyo Co, Ltd.	53,546	1,463,490
	Daikin Industries, Ltd.	25,000	821,263

13

*	Daikyo, Inc.	13,000	60,272
	Daimaru, Inc.	21,000	283,437
	Dainippon Ink & Chemicals, Inc.	56,000	214,539
#	Daio Paper Corp.	8,000	80,947
	Daito Trust Construction Co., Ltd.	9,800	535,395
	Daiwa House Industry Co., Ltd.	43,000	680,291
	Daiwa Securities Co., Ltd.	143,000	1,775,317
	Denki Kagaku Kogyo KK	38,000	170,900
	Denso Corp.	78,000	2,727,119
	Dentsu, Inc.	242	705,392
#	Diamond City Co., Ltd.	2,300	92,095
	Disco Corp.	1,700	97,705
	Don Quijote Co., Ltd.	1,400	103,000
	Dowa Mining Co., Ltd.	24,000	216,416
	East Japan Railway Co.	354	2,533,395
	Ebara Corp.	27,000	122,857
	Edion Corp.	5,000	108,488
	Eisai Co., Ltd.	27,200	1,239,068
	Exedy Corp.	3,000	101,319
	Ezaki Glico Co., Ltd.	10,000	103,938
	FamilyMart Co., Ltd.	6,000	171,745
#	Fancl Corp.	5,100	87,655
	Fanuc, Ltd.	20,800	1,855,577
	Fast Retailing Co., Ltd.	10,200	894,465
	Fuji Electric Holdings Co., Ltd.	49,000	262,378
	Fuji Heavy Industries, Ltd.	50,000	297,119
	Fuji Photo Film Co., Ltd.	58,000	1,901,555
	Fuji Soft ABC, Inc.	2,600	84,461
	Fujikura, Ltd.	39,000	440,771
	Fujitsu, Ltd.	209,440	1,553,623
#	Fukuyama Transporting Co., Ltd.	11,000	41,397
	Funai Electric Co., Ltd.	2,500	247,816
	Furukawa Electric Co., Ltd.	30,000	192,285
#	Futaba Industrial Co., Ltd.	4,400	107,594
	Gigas K’s Denki Corp.	5,280	151,071
	Glory, Ltd.	6,200	126,679
	GMO Internet, Inc.	2,000	27,428
	Goldcrest Co., Ltd.	1,600	88,147
	Gulliver International Co., Ltd.	340	38,915
	Gunze, Ltd.	19,000	113,604
#	Hamamatsu Photonics K.K.	4,000	130,844
	Hankyu Department Stores, Inc.	13,000	111,298
#	Hankyu Holdings, Inc.	106,000	554,523
#	Hanshin Electric Railway Co., Ltd.	35,000	295,098
*	Haseko Corp.	56,000	194,597
	Heiwa Corp.	6,700	95,264
	Hikari Tsushin, Inc.	3,800	212,497
	Hino Motors, Ltd.	53,000	309,374
	Hirose Electric Co., Ltd.	3,700	479,376
	Hisamitsu Pharmaceutical Co., Inc.	5,000	156,089
	Hitachi Cable, Ltd.	18,000	84,503
	Hitachi Chemical Co., Ltd.	17,700	481,921
	Hitachi Construction Machinery Co., Ltd.	12,000	292,184
	Hitachi High-Technologies Corp.	12,700	366,104

14

	Hitachi Koki Co., Ltd.	6,000	94,076
	Hitachi Kokusai Electric, Inc.	12,000	143,965
	Hitachi Maxell, Ltd.	3,700	50,024
	Hitachi Metals, Ltd.	25,000	255,857
#	Hitachi Software Engineering Co., Ltd.	3,000	50,052
	Hitachi Transport System, Ltd.	3,000	29,364
	Hitachi, Ltd.	359,000	2,437,642
	Hokkaido Electric Power Co., Inc.	21,100	495,693
	Hokkoku Bank, Ltd.	22,000	100,220
	Hokuhoku Financial Group, Inc.	133,000	561,112
	Hokuriku Electric Power Co., Inc.	15,400	357,769
	Honda Motor Co., Ltd.	83,800	5,525,718
#	House Foods Corp.	5,600	88,598
	Hoya Corp.	46,400	1,778,645
	Ibiden Co., Ltd.	13,600	686,035
*	INPEX Holdings, Inc.	23	203,899
	Isetan Co., Ltd.	22,900	418,202
#	Ishikawajima-Harima Heavy Industries Co., Ltd.	98,000	315,302
#	Isuzu Motors, Ltd.	67,000	234,514
	ITO EN, Ltd.	5,600	182,767
	Itochu Corp.	160,000	1,362,700
	Itochu Techno-Science Corp.	4,200	194,282
#	Izumi Co., Ltd.	2,500	90,877
# *	Japan Airlines System Corp.	252,000	668,703
	Japan Aviation Electronics Industry, Ltd.	6,000	87,259
#	Japan Petroleum Exploration Co., Ltd.	6,000	408,138
	JFE Holdings, Inc.	62,800	2,713,350
	JFE Shoji Holdings, Inc.	15,000	75,904
	JGC Corp.	23,000	343,942
	Joint Corp.	5,200	158,419
	JS Group Corp.	28,740	606,278
	JSR Corp., Tokyo	18,500	487,546
	JTEKT Corp.	19,560	389,787
	Juroku Bank, Ltd.	27,000	160,885
	Kajima Corp.	106,000	521,921
	Kamigumi Co., Ltd.	21,000	171,071
	Kandenko Co., Ltd.	8,000	62,486
	Kaneka Corp.	37,000	358,921
	Kansai Electric Power Co., Inc.	86,200	2,054,074
	Kansai Paint Co., Ltd.	20,000	179,185
	Kao Corp.	59,000	1,472,053
	Katokichi Co., Ltd.	9,300	82,454
	Kawasaki Heavy Industries, Ltd.	158,000	530,881
#	Kawasaki Kisen Kaisha, Ltd.	44,000	275,875
#	KDDI Corp.	344	2,158,112
	Keihin Corp.	4,100	91,541
#	Keihin Electric Express Railway Co., Ltd.	42,000	329,819
	Keio Corp.	53,000	349,621
	Keisei Electric Railway Co., Ltd.	23,000	136,178
	Keyence Corp.	3,520	906,575
#	Kikkoman Corp.	12,000	152,676
	Kinden Corp.	14,000	126,152
#	Kintetsu Corp.	181,280	647,144
	Kirin Beverage Corp.	2,000	59,351

15

	Kirin Brewery Co., Ltd.	91,000	1,456,737
	Kissei Pharmaceutical Co., Ltd.	4,000	73,211
	Kobayashi Pharmaceutical Co., Ltd.	2,700	112,230
	Kobe Steel, Ltd.	284,000	942,062
#	Koei Co., Ltd.	3,640	67,966
	Koito Manufacturing Co., Ltd.	7,000	109,959
	Kokuyo Co., Ltd.	8,000	141,115
	Komatsu, Ltd.	100,000	2,016,148
	Komeri Co., Ltd.	4,000	138,738
	Komori Corp.	6,000	125,040
	Konami Co., Ltd.	8,600	201,033
*	Konica Minolta Holdings, Inc.	40,000	483,047
	Kose Corp.	3,690	123,794
	Kubota Corp.	112,000	1,045,126
	Kuraray Co., Ltd.	44,000	531,663
	Kurita Water Industries, Ltd.	10,300	216,894
	Kyocera Corp.	18,300	1,528,724
	KYORIN Co., Ltd.	6,000	70,745
	Kyowa Exeo Corp.	5,000	64,059
	Kyowa Hakko Kogyo Co., Ltd.	28,000	191,856
	Kyushu Electric Power Co., Inc.	43,500	1,010,761
	Lawson Inc.	8,100	295,250
	Leopalace21 Corp.	11,000	332,066
	Lintec Corp.	4,000	106,173
#	Lion Corp.	19,000	123,186
#	Mabuchi Motor Co., Ltd.	3,400	200,368
	Maeda Corp.	13,000	74,239
	Makita Corp.	10,000	312,087
	Marubeni Corp.	142,000	772,725
	Marui Co., Ltd.	28,100	487,996
	Maruichi Steel Tube, Ltd.	6,000	134,459
#	Matsui Securities Co., Ltd.	9,700	107,019
	Matsumotokiyoshi Co., Ltd.	4,100	103,814
	Matsushita Electric Industrial Co., Ltd.	235,188	5,117,524
	Matsushita Electric Works, Ltd.	79,000	915,970
#	Matsuzakaya Co., Ltd.	14,000	104,449
	Mazda Motor Corp.	89,000	538,338
	Mediceo Paltac Holdings Co., Ltd.	15,400	295,045
	Meiji Dairies Corp.	21,000	146,894
#	Meiji Seika Kaisha, Ltd. Tokyo	28,000	136,445
	Meitec Corp.	3,400	107,451
	Millea Holdings, Inc.	166	2,938,068
	Minebea Co., Ltd.	31,000	184,652
	Miraca Holdings, Inc.	4,500	119,631
*	Misawa Homes Holdings, Inc.	3,000	126,326
	MISUMI Group, Inc.	5,600	108,751
	Mitsubishi Chemical Holdings Corp.	146,990	972,573
	Mitsubishi Corp.	136,500	2,900,648
	Mitsubishi Electric Corp.	207,000	1,692,463
	Mitsubishi Estate Co., Ltd.	126,000	2,481,010
	Mitsubishi Gas Chemical Co., Inc.	46,000	564,898
	Mitsubishi Heavy Industries, Ltd.	343,000	1,525,333
	Mitsubishi Logistics Corp.	10,000	151,581
	Mitsubishi Materials Corp.	110,000	495,434

16

# *	Mitsubishi Motors Corp.	354,000	695,540
	Mitsubishi Rayon Co., Ltd.	66,000	576,113
	Mitsubishi UFJ Financial Group, Inc.	854	11,740,617
	Mitsubishi UFJ Securities Co., Ltd.	66,120	933,185
	Mitsui & Co., Ltd.	161,000	2,283,623
	Mitsui Chemicals, Inc.	76,000	537,174
	Mitsui Engineering and Shipbuilding Co., Ltd.	63,000	187,088
	Mitsui Fudosan Co., Ltd.	41,000	842,373
	Mitsui Mining and Smelting Co., Ltd.	60,000	389,558
	Mitsui O.S.K. Lines, Ltd.	107,000	754,686
	Mitsui Sumitoma Insurance Co., Ltd.	136,790	1,682,697
	Mitsui Trust Holdings, Inc.	63,000	758,728
	Mitsukoshi, Ltd.	35,000	181,275
	Mizuho Financial Group, Inc.	1,077	8,760,161
#	Mizuho Investors Securities Co., Ltd.	86,000	245,867
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,807,021
#	Modec, Inc.	1,900	43,500
	Mori Seiki Co., Ltd.	6,400	136,363
	Murata Manufacturing Co., Ltd.	22,700	1,488,597
	Musashino Bank, Ltd.	2,400	136,677
	Nabtesco Corp.	13,000	145,729
	Nachi-Fujikoshi Corp.	15,000	84,594
	Nagase & Co., Ltd.	10,000	141,777
	Nagoya Railroad Co., Ltd.	70,000	235,743
	Namco Bandai Holdings, Inc.	25,900	378,799
	NEC Corp.	202,000	1,217,501
#	NEC Fielding, Ltd.	2,700	36,036
#	NEOMAX Co., Ltd.	5,000	106,061
	Net One Systems Co., Ltd.	46	92,360
	NGK Insulators, Ltd.	33,000	393,044
	NGK Spark Plug Co., Ltd.	14,000	280,775
	NHK Spring Co., Ltd.	14,000	162,595
	Nichicon Corp.	5,600	70,305
	Nichirei Corp.	20,000	108,587
	Nidec Corp.	11,000	829,412
	Nidec Sankyo Corp.	11,000	147,017
	Nihon Unisys, Ltd.	4,900	76,790
	Nikko Cordial Corp.	94,000	1,387,007
	Nikon Corp.	24,000	466,087
	Nintendo Co., Ltd.	11,500	1,958,586
	Nippon Electric Glass Co., Ltd.	25,000	550,455
	Nippon Express Co., Ltd.	95,000	478,185
#	Nippon Kayaku Co., Ltd.	13,000	111,062
	Nippon Light Metal Co., Ltd.	44,000	117,993
	Nippon Meat Packers, Inc.	17,000	214,595
	Nippon Mining Holdings, Inc.	81,500	716,570
	Nippon Mitsubishi Oil Corp.	140,000	1,028,032
	Nippon Paper Group, Inc.	90	371,836
	Nippon Seiki Co., Ltd.	2,000	40,337
#	Nippon Sheet Glass Co., Ltd.	39,000	204,369
	Nippon Shokubai Co., Ltd.	12,000	150,413
	Nippon Steel Corp.	689,000	2,587,658
	Nippon Suisan Kaisha, Ltd.	11,000	55,555
	Nippon Telegraph & Telephone Corp.	2,177	10,774,283

17

	Nippon Yusen KK	112,000	726,836
	Nipponkoa Insurance Co., Ltd.	88,000	769,412
	Nishimatsu Construction Co., Ltd.	23,000	91,661
	Nishimatsuya Chain Co., Ltd.	4,200	78,418
	Nishi-Nippon Bank, Ltd.	45,000	209,559
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,721
	Nissan Chemical Industries, Ltd.	15,000	206,752
	Nissan Diesel Motor Co., Ltd.	31,000	153,978
	Nissan Motor Co., Ltd.	437,600	5,297,216
	Nissan Shatai Co., Ltd.	7,000	47,190
	Nissay Dowa General Insurance Co., Ltd.	29,000	181,942
	Nissha Printing Co., Ltd.	6,000	235,267
	Nisshin Seifun Group, Inc.	16,500	178,437
	Nisshin Steel Co., Ltd.	73,000	245,718
	Nisshinbo Industries, Inc.	13,000	138,932
	Nissin Food Products Co., Ltd.	8,400	294,464
	Nitto Denko Corp.	19,400	1,497,390
	NOK Corp.	15,000	460,053
	Nomura Research Institute, Ltd.	3,900	463,349
	Nomura Securities Co., Ltd.	200,000	3,938,193
	NS Solutions Corp.	3,900	91,369
	NSK, Ltd.	54,000	457,814
	NTN Corp.	36,000	286,725
	NTT Data Corp.	303	1,289,551
	NTT DoCoMo, Inc.	6,017	9,782,075
	Obayashi Corp.	60,000	425,781
	Obic Co., Ltd.	600	123,910
	Odakyu Electric Railway Co., Ltd.	61,000	366,949
	Oji Paper Co., Ltd.	98,000	549,315
	Okasan Holdings, Inc.	13,000	140,341
#	Oki Electric Industry Co., Ltd.	44,000	110,121
	Okuma Corp.	10,000	119,294
	Okumura Corp.	16,000	89,159
	Olympus Corp.	19,000	519,341
	OMC Card, Inc.	8,000	123,490
	Omron Corp.	19,600	530,787
	Ono Pharmaceutical Co., Ltd.	9,600	469,258
	Onward Kashiyama Co., Ltd.	12,000	176,911
#	Oracle Corp. Japan	17,500	780,054
	Orient Corp.	31,000	108,236
	Oriental Land Co., Ltd.	9,400	547,526
	Orix Corp.	4,260	1,231,178
	Osaka Gas Co., Ltd.	215,000	751,902
	OSG Corp.	6,000	113,186
	Otsuka Corp.	1,900	231,221
#	Paris Miki, Inc.	1,900	41,324
#	Park24 Co., Ltd.	6,400	215,903
	Pioneer Electronic Corp.	13,200	219,343
	Promise Co., Ltd.	6,500	389,681
	Q.P. Corp.	8,900	83,685
	Rengo Co., Ltd.	17,000	136,917
	Resona Holdings, Inc.	1,412	4,275,515
	Resorttrust, Inc.	3,000	83,331
	Ricoh Co., Ltd., Tokyo	75,000	1,469,468

18

#	Right On Co., Ltd.	1,600	63,759
	Rinnai Corp.	3,000	89,174
	Rohm Co., Ltd.	11,400	1,054,974
	Round One Corp.	32	135,021
	Ryohin Keikaku Co., Ltd.	2,000	172,178
#	Ryoshoku, Ltd.	2,600	73,002
	Sagami Railway Co., Ltd.	27,000	93,152
#	Sanken Electric Co., Ltd.	8,000	117,142
	Sankyo Co., Ltd.	8,700	573,278
#	Sankyu, Inc., Tokyo	26,000	139,823
#	Sanrio Co., Ltd.	8,600	113,887
	Santen Pharmaceutical Co., Ltd.	5,300	132,693
	Sanwa Shutter Corp.	15,000	95,877
# *	Sanyo Electric Co., Ltd.	154,000	370,153
	Sanyo Special Steel Co., Ltd.	16,000	146,000
	Sapporo Hokuyo Holdings, Inc.	28	332,392
	Sapporo Holdings, Ltd.	19,000	93,167
	Secom Co., Ltd.	22,000	1,111,656
	Sega Sammy Holdings, Inc.	14,048	561,266
	Seiko Epson Corp.	10,400	279,519
	Seino Holdings Co., Ltd.	14,000	146,950
# *	Seiyu, Ltd.	28,000	58,183
	Sekisui Chemical Co., Ltd.	56,000	476,713
	Sekisui House, Ltd.	50,000	705,503
	Seven & I Holdings Co., Ltd.	128,200	4,440,742
	SFCG Co., Ltd.	870	190,421
	Sharp Corp., Osaka	101,000	1,686,169
	Shiga Bank, Ltd.	19,000	128,082
	Shikoku Bank, Ltd.	14,000	69,383
	Shikoku Electric Power Co., Inc.	20,100	438,384
	Shimachu Co., Ltd.	4,600	127,842
	Shimadzu Corp.	21,000	142,790
	Shimamura Co., Ltd.	2,400	289,654
	Shimano, Inc.	7,700	234,060
	Shimizu Corp.	74,000	429,631
	Shin-Etsu Chemical Co., Ltd.	40,900	2,303,212
	Shinko Electric Industries Co., Ltd.	6,000	158,530
	Shinko Securities Co., Ltd.	47,000	227,080
	Shinsei Bank, Ltd.	112,000	746,239
	Shionogi & Co., Ltd.	35,000	632,011
	Shiseido Co., Ltd.	43,000	768,703
	Shizuoka Bank, Ltd.	70,000	736,414
	Showa Corp.	4,300	79,858
	Showa Denko KK	126,000	539,838
	Showa Shell Sekiyu KK	35,100	416,881
#	Skylark Co., Ltd.	6,500	126,988
	SMBC Friend Securities Co., Ltd.	21,500	176,214
	SMC Corp.	5,800	810,809
#	Softbank Corp.	85,800	2,096,835
	Sohgo Security Services Co.,Ltd.	6,200	105,051
# *	Sojitz Corp.	28,900	129,157
	Sompo Japan Insurance, Inc.	95,000	1,212,956
	Sony Corp.	106,300	4,797,786
	Square Enix Co., Ltd.	9,500	201,897

19

	Stanley Electric Co., Ltd.	19,300	418,707
#	Sumisho Computer Systems Corp.	1,600	29,128
	Sumisho Lease Co., Ltd.	2,800	161,221
	Sumitomo Bakelite Co., Ltd.	16,000	150,658
	Sumitomo Chemical Co., Ltd.	160,000	1,379,395
	Sumitomo Corp.	120,000	1,568,864
	Sumitomo Electric Industries, Ltd.	81,000	1,164,701
	Sumitomo Forestry Co., Ltd.	11,000	113,746
	Sumitomo Heavy Industries, Ltd.	57,000	538,546
	Sumitomo Metal Industries, Ltd., Osaka	453,000	2,031,164
	Sumitomo Metal Mining Co., Ltd.	58,000	762,367
	Sumitomo Mitsui Financial Group, Inc.	631	6,453,568
	Sumitomo Osaka Cement Co., Ltd.	35,000	116,072
	Sumitomo Real Estate Sales Co., Ltd.	1,800	133,099
	Sumitomo Realty & Development Co., Ltd.	40,000	971,054
	Sumitomo Rubber Industries, Ltd.	16,000	202,165
	Sumitomo Titanium Corp.	1,800	312,511
	Sumitomo Trust & Banking Co., Ltd.	152,000	1,462,415
#	Sumitomo Warehouse Co., Ltd.	11,000	76,985
	Sundrug Co., Ltd.	3,000	76,964
	Suruga Bank, Ltd.	18,000	252,595
	Suzuken Co., Ltd.	6,980	288,282
	Suzuki Motor Corp.	46,500	1,082,833
	Sysmex Corp.	2,600	107,488
	T&D Holdings, Inc.	25,900	1,811,250
	Taiheiyo Cement Corp.	80,000	336,766
	Taisei Corp.	116,000	442,040
	Taisho Pharmaceutical Co., Ltd.	30,000	551,709
	Taiyo Nippon Sanso Corp.	22,000	178,023
	Taiyo Yuden Co., Ltd.	10,000	132,239
#	Takara Holdings, Inc.	14,000	84,159
	Takashimaya Co., Ltd.	34,000	456,095
	Takeda Pharmaceutical Co., Ltd.	99,600	6,452,419
	Takefuji Corp.	10,350	647,890
	Tanabe Seiyaku Co., Ltd.	20,000	244,281
	TDK Corp.	12,800	1,040,866
	Teijin, Ltd.	90,000	640,426
	Terumo Corp.	19,200	683,974
	The 77 Bank, Ltd.	29,000	215,505
	The Aichi Bank, Ltd.	700	76,250
	The Awa Bank, Ltd.	18,000	114,469
	The Bank of Ikeda, Ltd.	1,100	53,911
	The Bank of Iwate, Ltd.	1,500	94,454
	The Bank of Kyoto, Ltd.	33,000	341,052
	The Bank of Nagoya, Ltd.	15,000	102,918
	The Chiba Bank, Ltd.	77,000	696,078
	The Chugoku Bank, Ltd.	17,000	248,289
	The Chugoku Electric Power Co., Ltd.	33,600	719,460
*	The Daiei, Inc.	3,500	79,554
	The Daishi Bank, Ltd.	28,000	132,358
	The Fuji Fire & Marine Insurance Co., Ltd.	18,000	75,607
	The Fukuoka Bank, Ltd.	72,000	526,194
	The Goodwill Group, Inc.	78	63,421
	The Gunma Bank, Ltd.	35,000	262,915

20

	The Hachijuni Bank, Ltd.	42,000	332,939
	The Higo Bank, Ltd.	18,000	135,415
	The Hiroshima Bank, Ltd.	48,000	287,220
	The Hyakugo Bank, Ltd.	19,000	128,263
	The Hyakujishi Bank, Ltd.	23,000	159,727
	The Iyo Bank, Ltd.	21,000	209,484
	The Japan Steel Works, Ltd.	26,000	180,372
	The Joyo Bank, Ltd.	66,000	388,786
	The Kagoshima Bank, Ltd.	13,000	101,213
	The Keiyo Bank, Ltd.	21,000	138,474
	The Minato Bank, Ltd.	10,000	26,585
	The Nanto Bank, Ltd.	20,000	113,172
	The Nisshin Oillio Group, Ltd.	10,000	74,375
	The Ogaki Kyoritsu Bank, Ltd.	18,000	89,298
	The Oita Bank, Ltd.	9,000	70,202
	The San-in Godo Bank, Ltd.	14,000	135,335
	THK Co., Ltd.	8,400	258,277
	TIS, Inc.	3,700	97,739
	Toagosei Co., Ltd.	15,000	61,795
#	Tobu Railway Co., Ltd.	77,000	356,963
	Toda Corp.	19,000	88,153
	Toho Bank, Ltd.	14,000	67,462
	Toho Co., Ltd.	12,800	227,821
	Toho Gas Co., Ltd.	43,000	184,764
#	Toho Titanium Co., Ltd.	4,000	252,834
	Tohuku Electric Power Co., Inc.	49,900	1,155,419
	Tokai Rika Co., Ltd.	8,000	202,795
	Tokai Rubber Industries, Ltd.	6,000	97,889
	Tokai Tokyo Securities Co., Ltd.	20,000	129,772
	Tokuyama Corp.	20,000	303,379
	Tokyo Electric Power Co., Ltd	128,800	3,538,506
	Tokyo Electron, Ltd.	17,700	1,257,857
	Tokyo Gas Co., Ltd.	253,000	1,264,515
	Tokyo Leasing Co., Ltd.	2,000	31,766
	Tokyo Seimitsu Co., Ltd.	2,900	160,386
	Tokyo Steel Manufacturing Co., Ltd.	10,100	225,004
	Tokyo Style Co., Ltd.	7,000	88,056
	Tokyo Tatemono Co., Ltd.	31,000	330,141
	Tokyo Tomin Bank, Ltd.	3,000	121,342
# *	Tokyu Construction Co., Ltd.	61,900	90,701
	Tokyu Corp.	103,000	676,270
	Tokyu Land Corp.	47,000	354,996
#	TonenGeneral Sekiyu KK	27,000	284,240
	Topcon Corp.	6,000	127,717
	Toppan Forms Co., Ltd.	3,500	49,079
	Toppan Printing Co., Ltd.	68,000	854,162
	Toray Industries, Inc.	149,000	1,321,317
	Toshiba Corp.	324,000	2,186,371
	Toshiba Machine Co., Ltd.	9,000	101,865
	Toshiba TEC Corp.	11,000	52,625
	Tosoh Corp.	43,000	185,999
	TOTO, Ltd.	25,000	252,290
# *	Toyama Chemicals Co., Ltd.	24,000	231,732
	Toyo Ink Manufacturing Co., Ltd.	13,000	59,068

21

	Toyo Seikan Kaisha, Ltd.	15,300	283,489
	Toyo Suisan Kaisha, Ltd.	7,000	116,071
	Toyo Tire & Rubber Co., Ltd.	13,000	59,268
	Toyobo Co., Ltd.	52,000	148,583
	Toyoda Gosei Co., Ltd.	10,100	239,183
	Toyota Auto Body Co., Ltd.	7,500	134,567
	Toyota Industries Corp.	15,300	621,580
	Toyota Motor Credit Corp.	323,900	17,332,354
	Toyota Tsusho Corp.	21,381	518,740
#	Trans Cosmos, Inc.	2,000	42,129
	Trend Micro, Inc.	9,500	329,300
	Tsubakimoto Chain Co.	12,000	85,739
	Tsumura & Co.	9,000	268,894
	TV Asahi Corp.	65	155,953
	Ube Industries, Ltd.	74,000	228,154
	UFJ Central Leasing Co., Ltd.	2,000	114,368
	UFJ NICOS Co., Ltd.	67,000	563,276
*	Ulvac, Inc.	4,000	172,180
	Uni-Charm Corp.	4,600	255,583
#	Uniden Corp.	5,000	59,672
	UNY Co., Ltd.	22,000	345,353
#	Urban Corp.	10,000	121,693
	Ushio, Inc.	9,000	191,727
	USS Co., Ltd.	2,090	144,523
	Victor Co. of Japan, Ltd.	16,000	83,231
	Wacoal Corp.	10,000	147,829
	West Japan Railway Co.	182	773,065
	Xebio Co., Ltd.	2,550	91,037
	Yahoo! Japan Corp.	6,000	3,179,295
	Yakult Honsha Co., Ltd.	12,000	290,037
	Yamada Denki Co., Ltd.	6,700	695,336
	Yamaguchi Bank, Ltd.	15,000	228,357
	Yamaha Corp.	16,100	330,839
	Yamaha Motor Co., Ltd.	21,000	564,327
	Yamanashi Chuo Bank, Ltd.	14,000	102,950
	Yamatake Corp.	5,200	132,773
	Yamato Kogyo Co., Ltd.	8,000	177,224
	Yamato Transport Co., Ltd.	39,000	660,617
	Yamazaki Baking Co., Ltd.	12,000	100,942
	Yaskawa Electric Corp.	17,000	185,727
	Yodogawa Steel Works, Ltd.	13,000	75,412
	Yokogawa Electric Corp.	27,000	391,031
	Yokohama Rubber Co., Ltd.	26,000	121,555
	York-Benimaru Co., Ltd.	2,700	82,360
#	Yoshinoya D&C Co., Ltd.	35	68,055
#	Zenrin Co., Ltd.	2,800	60,795
#	Zensho Co., Ltd.	7,000	196,785
	Zeon Corp.	15,000	202,587

TOTAL — JAPAN			350,091,519

NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
	ABN AMRO Holding NV	189,858	5,245,060

22

	Aegon NV	150,762	2,514,532
	Akzo Nobel NV	26,573	1,437,232
*	ASML Holding NV	46,730	947,454
	Buhrmann NV	11,136	172,975
	Heineken Holding NV	40,723	1,418,879
	Heineken NV	77,252	3,088,388
	Hunter Douglas NV	5,232	371,055
	ING Groep NV	219,463	8,597,329
*	Koninklijke Ahold NV	152,842	1,248,158
	Koninklijke Bam Groep NV	10,015	213,692
	Koninklijke DSM NV	22,244	943,843
	Koninklijke KPN NV	241,808	2,777,153
	Koninklijke Philips Electronics NV	138,607	4,375,378
#	Mittal Steel Co. NV	21,802	719,391
	Randstad Holdings NV	20,298	1,249,307
	Reed Elsevier NV	67,133	977,979
#	Royal Dutch Shell P.L.C. Series A	419,075	13,889,321
	Royal Numico NV	15,794	701,592
	SBM Offshore NV	3,395	365,135
	TNT NV	57,222	2,106,425
#	Unilever NV	180,129	4,080,098
	Vedior NV	15,338	329,162
	Wolters Kluwer NV	27,979	660,999
TOTAL COMMON STOCKS			58,430,537

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupons	419,075	0
*	Royal Numico NV Coupons	15,794	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — NETHERLANDS			58,430,537

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	30,152	23,801
	Auckland International Airport, Ltd.	95,556	126,846
	Contact Energy, Ltd.	47,343	234,444
	Fisher & Paykel Apppliances Holdings, Ltd.	22,478	62,802
	Fisher & Paykel Healthcare Corp.	43,389	124,614
	Fletcher Building, Ltd.	43,084	249,635
	New Zealand Refining Co., Ltd.	15,823	67,464
	Sky City Entertainment Group, Ltd.	39,100	132,676
	Sky Network Television, Ltd.	35,044	124,008
#	Telecom Corporation of New Zealand, Ltd.	197,247	571,148
	Trustpower, Ltd.	21,162	91,451
	Warehouse Group, Ltd.	14,200	34,936

TOTAL — NEW ZEALAND			1,843,825

NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
	Aker Kvaerner OGEP ASA	467	47,608
#	Det Norske Oljeselskap ASA	17,000	160,861

23

	DNB Nor ASA Series A	69,400	892,793
*	Fred Olsen Energy ASA	2,500	112,444
#	Norsk Hydro ASA	84,500	2,380,574
	Norske Skogindustrier ASA Series A	20,085	291,145
	Odfjell ASA Series A	3,400	57,084
#	Orkla ASA Series A	19,771	976,345
*	Petroleum Geo-Services ASA (New)	5,550	354,097
#	Prosafe ASA	3,200	183,524
#	Schibsted ASA	4,700	134,054
#	Statoil ASA	98,701	2,898,366
	Storebrand ASA	24,100	260,365
	Tandberg ASA Series A	10,400	88,865
#	Tomra Systems ASA	14,400	135,957
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	33,451
#	Yara International ASA	20,200	275,838

TOTAL — NORWAY			9,283,371

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	44,098	323,477
	Banco Comercial Portugues SA	210,677	609,758
#	Banco Espirito Santo SA	19,360	274,517
*	Banco Espirito Santo SA New	9,680	137,259
*	Banco Espirito Santo SA New - Bonus	3,226	45,743
	Brisa Auto Estradas de Portugal SA	27,775	290,299
#	Cimpor Cimentos de Portugal SA	34,848	240,805
	Energias de Portugal SA	199,346	735,776
	Portugal Telecom SA	75,151	883,522
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	143,860
*	Sonae Industria SGPS SA	7,384	60,876
	Sonae SGPS SA	108,923	170,416

TOTAL — PORTUGAL			3,916,308

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
	Asia Pacific Breweries, Ltd.	14,000	89,698
	Capitaland, Ltd.	115,500	300,112
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	106,278
	City Developments, Ltd.	32,000	190,854
	Comfortdelgro Corp., Ltd.	162,000	150,018
	Cosco Corp. (Singapore), Ltd.	46,000	37,129
	DBS Group Holdings, Ltd.	121,000	1,332,115
	Fraser & Neave, Ltd.	15,100	183,968
	Great Eastern Holdings, Ltd.	21,000	186,701
	Hyflux, Ltd.	15,000	22,859
	Jardine Cycle & Carriage, Ltd.	9,200	60,193
	Keppel Corp., Ltd.	52,000	445,564
#	Keppel Land, Ltd.	34,000	87,030
*	K-REIT Asia	6,800	6,245
	MobileOne, Ltd.	41,390	53,608
	Neptune Orient Lines, Ltd.	47,000	57,026

24

	Overseas Chinese Banking Corp., Ltd.	252,320	1,008,471
	Overseas Union Enterprise, Ltd.	6,000	38,392
	Parkway Holdings, Ltd.	98,000	147,213
	Raffles Holdings, Ltd.	46,000	19,713
	SembCorp Industries, Ltd.	73,320	139,858
	SembCorp Marine, Ltd.	55,000	102,640
	Singapore Airlines, Ltd.	85,000	670,428
	Singapore Land, Ltd.	11,000	44,102
	Singapore Petroleum Co., Ltd.	11,000	34,446
	Singapore Post, Ltd.	102,000	68,663
	Singapore Press Holdings, Ltd.	142,000	358,657
	Singapore Technologies Engineering, Ltd.	174,000	312,069
	Singapore Telecommunications, Ltd.	1,367,000	2,195,312
	SMRT Corp., Ltd.	59,000	40,780
	Starhub, Ltd.	90,000	122,214
*	STATS ChipPAC, Ltd.	80,000	52,072
	United Overseas Bank, Ltd.	124,000	1,173,828
	UOL Group, Ltd.	51,500	94,682
	Venture Corp., Ltd.	21,000	150,731

TOTAL — SINGAPORE			10,083,669

SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
#	Abertis Infraestructuras SA	44,293	1,061,276
	Acciona SA	5,051	815,780
	Acerinox SA	15,983	268,320
	Actividades de Construccion y Servicios SA	22,866	912,075
#	Altadis SA	23,623	1,118,604
#	Antena 3 de Television SA	9,360	231,026
	Banco Bilbao Vizcaya SA	182,100	3,776,458
	Banco de Andalucia SA	655	81,196
	Banco de Sabadell SA	22,839	794,557
#	Banco de Valencia SA	5,586	220,810
*	Banco de Valencia SA - New	111	4,416
#	Banco Espanol de Credito SA	39,155	675,478
	Banco Pastor SA	2,530	129,937
	Banco Popular Espanol SA	75,740	1,108,257
	Banco Santander Central Hispano SA	566,687	8,178,064
	Bankinter SA	4,862	327,787
	Cementos Portland Valderrivas SA	1,338	150,176
#	Cia Espanola de Petroleous SA	13,626	911,866
	Compania de Distribucion Integral Logista SA	1,928	110,998
	Corp Mapfre SA	15,336	297,350
	Ebro Puleva SA	8,097	158,417
	Enagas SA	14,223	303,096
	Endesa SA	89,410	2,996,710
	Fomento de Construcciones y Contratas SA	11,974	920,010
	Gamesa Corporacion Tecnologica SA	12,172	254,565
#	Gas Natural SDG SA	43,183	1,307,447
	Grupo Catalana Occidente SA	708	90,066
	Grupo Ferrovial SA	11,821	935,937
	Iberdrola SA	76,134	2,443,135
	Iberia Lineas Aereas de Espana SA	65,471	165,492

25

	Indra Sistemas SA	11,012	215,179
	Industria de Diseno Textil SA	60,827	2,412,249
	Inmobiliaria Urbis SA	3,791	81,246
	Metrovacesa SA	4,828	452,641
	Promotora de Informaciones SA	17,174	288,476
	Red Electrica de Espana SA	7,740	267,955
	Repsol YPF SA	87,508	2,444,477
#	Sacyr Vallehermoso SA	20,933	658,156
	Sociedad General de Aguas de Barcelona SA Class A	8,070	225,212
# *	Sogecable SA	6,296	201,221
	Sol Melia SA	8,400	128,547
#	Telefonica Publicidad e Informacion SA	26,439	285,280
	Telefonica SA	405,073	6,630,880
	Union Fenosa SA	19,200	749,190
#	Zardoya Otis SA	18,093	570,776
TOTAL COMMON STOCKS			46,360,791

RIGHTS/WARRANTS — (0.0%)
*	Abertis Infraestructuras SA Rights 06/02/06	44,293	52,216
*	Sacry Vallehermoso SA Rights 06/06/06	20,933	24,141
TOTAL RIGHTS/WARRANTS			76,357

TOTAL — SPAIN			46,437,148

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
	Alfa Laval AB	9,100	277,099
#	Assa Abloy AB Series B	27,900	494,147
#	Atlas Copco AB Series A	32,500	881,546
#	Atlas Copco AB Series B	19,800	494,663
	Boliden AB	28,000	542,278
*	Capio AB, Goethenburg	6,200	113,759
	Castellum AB	14,800	133,044
#	Electrolux AB Series B	28,000	777,271
	Eniro AB	14,800	160,228
	Fabege AB	7,535	132,715
	Gambro AB Series A	19,800	308,186
	Gambro AB Series B	9,200	143,855
	Getinge AB	15,600	254,031
#	Hennes & Mauritz AB Series B	67,750	2,450,835
	Holmen AB Series B	6,000	244,616
# *	Lundin Petroleum AB	14,500	187,075
*	Modern Times Group AB Series B	4,800	244,994
	NCC AB Series B	4,600	106,686
	Nordea Bank AB	233,048	2,815,033
	OMX AB	7,600	130,616
#	Sandvik AB	19,200	1,121,962
#	Scania AB Series A	4,000	171,358
#	Scania AB Series B	8,700	378,128
	Securitas AB Series B	28,300	540,322
	Skandinaviska Enskilda Banken Series A	60,900	1,451,737
	Skanska AB Series B	36,800	573,473
	SKF AB Series A	9,200	145,088

26

#	SKF AB Series B	38,800	614,840
	SSAB Svenskt Stal Series A	4,700	268,077
	SSAB Svenskt Stal Series B	2,600	136,788
	Svenska Cellulosa AB Series B	19,300	804,087
	Svenska Handelsbanken Series A	51,900	1,387,622
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	500,182
	Tele2 AB Series A	2,400	25,342
	Tele2 AB Series B	33,950	356,965
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	4,827,451
	TeliaSonera AB	555,400	3,375,659
	Trelleborg AB Series B	5,600	114,316
	Volvo AB Series A	11,700	560,910
	Volvo AB Series B	24,700	1,210,955

TOTAL — SWEDEN			29,457,939

SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
	ABB, Ltd.	190,743	2,407,246
	Adecco SA	18,801	1,202,752
	Baloise-Holding AG	5,987	445,456
	BKW FMB Energie AG	5,560	520,886
	Ciba Specialty Chemicals AG	5,741	334,080
*	Clariant AG	18,560	279,892
	Compagnie Financiere Richemont AG Series A	23,623	1,103,772
	Credit Suisse Group	134,647	7,787,341
	Geberit AG	348	379,019
#	Givaudan SA	652	528,323
	Holcim, Ltd.	23,889	1,874,871
	Julius Baer Holding AG	8,597	760,704
	Kuehne & Nagel International AG	15,160	1,131,272
	Lindt & Spruengli AG	12	234,067
*	Logitech International SA	7,438	302,005
	Lonza Group AG	3,415	233,399
	Nestle SA	42,089	12,564,948
	Nobel Biocare Holding AG	2,137	518,547
	Novartis AG	239,486	13,280,765
	Phonak Holding AG	10,755	618,565
	Roche Holding AG Bearer	23,956	4,188,894
	Roche Holding AG Genusschein	73,514	11,453,727
	Schindler Holding AG	1,480	77,451
	Schindler Holding AG	18,450	960,908
#	Serono SA	1,432	910,876
	SGS SA	933	928,502
	Straumann Holding AG	1,836	478,243
#	Swatch Group AG	3,745	608,048
	Swiss Life Holding	2,798	647,289
#	Swiss Reinsurance Co.	32,546	2,289,409
#	Swisscom AG	10,343	3,337,262
	Syngenta AG	9,259	1,273,831
	Synthes, Inc.	5,130	627,887
	The Swatch Group AG	18,164	613,876
	UBS AG	109,815	12,444,263
*	Unaxis Holding AG	1,608	452,979

27

	Zurich Financial SVCS AG	14,072	3,182,182

TOTAL — SWITZERLAND			90,983,537

UNITED KINGDOM — (18.2%)
COMMON STOCKS — (18.2%)
	3i Group P.L.C.	44,811	744,339
	Aberdeen Asset Management P.L.C.	110,205	340,152
	Admiral Group P.L.C.	10,230	120,654
	Aegis Group P.L.C.	93,242	240,531
	Alliance & Leicester P.L.C.	46,652	1,028,123
	Alliance Unichem P.L.C.	46,743	810,760
	Amec P.L.C.	26,046	176,834
	Amlin P.L.C.	23,028	104,613
	Amvescap P.L.C.	81,593	791,330
	Anglo American P.L.C.	157,976	6,349,056
	Antofagasta P.L.C.	38,710	1,510,518
	ARM Holdings P.L.C.	139,465	304,745
	Arriva P.L.C.	17,572	177,166
	Associated British Foods P.L.C.	158,357	2,191,365
	Associated British Ports Holdings P.L.C.	31,348	452,090
	AstraZeneca P.L.C.	170,638	9,020,068
	Aviva P.L.C.	271,971	3,772,381
	AWG P.L.C.	14,714	301,045
	BAA P.L.C.	109,295	1,783,287
	BAE Systems P.L.C.	349,313	2,496,914
	Balfour Beatty P.L.C.	38,213	239,826
	Barclays P.L.C	720,934	8,338,807
	Barratt Developments P.L.C.	24,917	428,774
	BBA Group P.L.C.	44,903	206,724
	Bellway P.L.C.	8,316	175,449
	BG Group P.L.C.	383,852	5,109,767
	BHP Billiton P.L.C.	264,333	5,163,181
	BOC Group P.L.C.	38,519	1,132,152
	Boots Group P.L.C.	48,513	640,327
	BP P.L.C.	2,255,040	26,581,740
	Bradford & Bingley P.L.C.	58,335	512,917
	Brambles Industries P.L.C.	71,029	576,559
*	British Airways P.L.C.	184,946	1,180,075
	British American Tobacco P.L.C.	273,139	6,829,772
*	British Energy Group P.L.C.	43,250	560,584
	British Land Co. P.L.C.	54,197	1,285,073
	British Sky Broadcasting Group P.L.C.	272,457	2,704,421
	BT Group P.L.C.	917,068	4,035,777
	Bunzl P.L.C.	31,721	364,278
	Burberry Group P.L.C.	48,731	398,472
	Burren Energy P.L.C.	13,812	210,148
	Cable and Wireless P.L.C.	245,792	475,012
	Cadbury Schweppes P.L.C.	216,640	2,073,998
*	Cairn Energy P.L.C.	15,787	649,531
	Capita Group P.L.C.	64,655	551,281
	Carnival P.L.C.	21,630	877,891
	Carphone Warehouse Group P.L.C.	182,534	1,107,498
	Centrica P.L.C.	382,951	1,998,589

28

*	Charter P.L.C.	41,760	640,404
	Close Brothers Group P.L.C.	14,870	271,748
	Cobham P.L.C.	100,410	318,547
	Collins Stewart Tullett P.L.C.	27,079	364,081
	Compass Group P.L.C.	212,834	941,485
	Corus Group P.L.C.	89,303	654,048
*	CSR P.L.C.	12,310	333,789
	Daily Mail & General Trust P.L.C. Series A	30,329	368,781
	Diageo P.L.C.	314,077	5,155,582
	DSG International	192,294	701,427
*	easyJet P.L.C.	36,675	239,300
	Electrocomponents P.L.C.	39,172	186,021
	Emap P.L.C.	25,504	417,745
	EMI Group P.L.C.	80,276	410,217
	Enterprise Inns P.L.C.	35,517	620,213
	First Choice Holidays P.L.C.	15,730	63,298
	Firstgroup P.L.C.	40,935	307,215
	Friends Provident P.L.C.	209,193	694,417
	Gallaher Group P.L.C.	68,280	1,053,782
	General Electric Co.	22,898	783,402
	GKN P.L.C.	73,924	375,975
	GlaxoSmithKline P.L.C.	629,019	17,395,651
	Group 4 Securicor P.L.C.	104,530	341,772
	GUS P.L.C.	90,202	1,561,177
	Hammerson P.L.C.	27,248	579,564
	Hanson P.L.C.	77,218	943,751
	Hays P.L.C.	152,663	459,314
	HBOS P.L.C.	431,353	7,377,886
	HSBC Holdings P.L.C.	1,242,796	21,582,566
	ICAP P.L.C.	64,402	594,381
	IMI P.L.C.	34,896	328,084
	Imperial Chemical Industries P.L.C.	121,126	811,104
	Imperial Tobacco Group P.L.C.	72,542	2,221,601
	Inchcape P.L.C.	44,520	367,388
	Informa P.L.C.	40,405	323,134
	InterContinental Hotels Group P.L.C.	45,479	774,723
	International Power P.L.C.	155,846	844,609
	Intertek Group P.L.C.	14,739	190,827
	ITV P.L.C.	409,482	812,162
	Johnson Matthey P.L.C.	22,043	556,666
	Johnston Press P.L.C.	31,946	274,666
	Kelda Group P.L.C.	38,193	538,895
	Kesa Electricals P.L.C.	47,659	264,134
	Kingfisher P.L.C.	223,029	944,551
	Ladbrokes P.L.C.	56,692	420,522
	Land Securities Group P.L.C.	49,000	1,669,292
	Legal and General Group P.L.C.	652,974	1,564,703
	Liberty International P.L.C.	39,267	765,402
	Lloyds TSB Group P.L.C.	628,751	5,908,541
	LogicaCMG P.L.C.	100,089	323,369
	Lonmin P.L.C.	14,110	693,851
	Man Group P.L.C.	122,935	5,380,021
	Marks & Spencer Group P.L.C.	206,756	2,100,632
	Meggitt P.L.C.	44,161	245,129

29

	Misys P.L.C.	50,290	169,216
	Mitchells & Butlers P.L.C.	51,308	479,108
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,039,567
*	MyTravel Group P.L.C.	733	3,264
	National Express Group P.L.C.	11,282	168,583
	National Grid P.L.C.	297,760	3,381,115
	Next P.L.C.	24,719	752,026
	Northern Rock P.L.C.	42,279	811,779
	Northumbrian Water Group P.L.C.	39,546	181,359
	Old Mutual P.L.C.	1,228,065	3,862,806
	Pearson P.L.C.	84,821	1,147,617
	Pennon Group P.L.C.	11,840	281,115
	Persimmon P.L.C.	27,757	623,607
	Pilkington P.L.C.	135,509	415,196
	Provident Financial P.L.C.	17,113	194,485
	Prudential P.L.C.	249,777	2,714,293
	Punch Taverns, Ltd.	25,730	412,882
	Rank Group P.L.C.	61,189	237,204
	Reckitt Benckiser P.L.C.	81,700	3,006,344
	Reed Elsevier P.L.C.	121,003	1,178,025
*	Regus Group P.L.C.	40,180	84,282
	Rentokil Initial P.L.C.	175,405	476,018
	Resolution P.L.C.	16,713	214,488
	Reuters Group P.L.C.	136,336	966,221
	Rexam P.L.C.	55,440	496,604
	Rio Tinto P.L.C.	114,511	6,354,053
*	Rolls-Royce Group P.L.C.	181,122	1,399,783
*	Rolls-Royce Group P.L.C. Class B	9,744,363	19,043
	Royal & Sun Alliance Insurance Group P.L.C.	304,333	731,865
	Royal Bank of Scotland Group P.L.C.	354,551	11,439,175
	Royal Dutch Shell P.L.C. Series B	300,124	10,351,114
	SABmiller P.L.C.	124,801	2,333,270
	Sage Group P.L.C.	128,162	555,557
	Sainsbury (J.) P.L.C.	198,701	1,187,148
	Schroders P.L.C.	33,726	645,814
	Schroders P.L.C. Non-Voting	6,717	121,386
	Scottish & Newcastle P.L.C.	93,185	864,377
	Scottish & Southern Energy P.L.C.	86,517	1,829,824
	Scottish Power P.L.C.	154,753	1,618,313
*	Scottish Power P.L.C. Series B	64,996	439,409
	Serco Group P.L.C.	39,172	230,614
	Severn Trent P.L.C.	36,273	764,638
	Shire P.L.C.	50,705	741,301
	Signet Group P.L.C.	179,411	317,162
	Slough Estates P.L.C.	40,353	459,761
	Smith & Nephew P.L.C.	96,278	784,156
	Smiths Group P.L.C.	57,333	952,298
	Stagecoach Group P.L.C.	120,769	229,780
	Standard Chartered P.L.C.	142,398	3,495,074
	Tate & Lyle P.L.C.	49,954	533,795
	Taylor Woodrow P.L.C.	60,389	379,742
	Tesco P.L.C.	866,339	5,194,967
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	386,756

30

Travis Perkins P.L.C.	11,935	340,968
Trinity Mirror P.L.C.	27,900	265,876
Tullow Oil P.L.C.	64,899	442,808
Unilever P.L.C.	135,225	3,026,610
United Business Media P.L.C.	26,302	321,465
United Utilities P.L.C.	91,323	1,129,531
Vedanta Resources P.L.C.	27,964	755,870
Vodafone Group P.L.C.	6,964,169	16,032,327
Whitbread P.L.C.	26,037	511,230
William Hill P.L.C.	36,703	422,687
Wilson Bowden P.L.C.	12,801	337,281
Wimpey (George) P.L.C.	40,964	354,555
Wolseley P.L.C.	61,030	1,420,138
WPP Group P.L.C.	124,799	1,538,395
Xstrata P.L.C.	95,888	3,820,778
Yell Group P.L.C.	72,490	680,246

TOTAL — UNITED KINGDOM		310,244,283

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $423,487,000 U.S. STRIPS 0.0%, 05/15/17; U.S. Treasury Bond 7.625%, 11/15/22; & U.S. Treasury Notes, rates ranging from 4.625% to 6.625%, maturities ranging from 05/15/07 to 05/15/09, valued at $322,515,095) to be repurchased at $316,233,995	$316,191	316,190,958

Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $4,343,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,929,305) to be repurchased at $4,856,657	4,856	4,856,000
TOTAL TEMPORARY CASH INVESTMENTS		321,046,958

TOTAL INVESTMENTS - (100.0%) (Cost $1,344,119,680)		$1,709,244,107

See accompanying Notes to Financial Statements.

31

INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
AUSTRALIA — (3.7%)
COMMON STOCKS — (3.7%)
	ABB Grain, Ltd.	10,549	$57,071
	ABC Learning Centres, Ltd.	23,202	127,733
	Adelaide Bank, Ltd.	11,252	105,336
	Adelaide Brighton, Ltd.	39,732	75,118
	Adsteam Marine, Ltd.	28,845	41,340
	Alesco Corp., Ltd.	3,521	25,906
	Alinta, Ltd.	6,334	49,678
	Alumina, Ltd.	17,440	87,521
	Amalgamated Holdings, Ltd.	9,696	36,279
	Amcor, Ltd.	26,678	133,205
	Amcor, Ltd. ADR	4,239	85,077
	AMP, Ltd.	12,600	83,312
	Ansell, Ltd.	13,287	97,998
#	APN News & Media, Ltd.	20,979	82,237
*	ARC Energy, Ltd.	37,098	44,129
	Aristocrat Leisure, Ltd.	4,341	44,051
	Austal, Ltd.	14,362	27,467
*	Austar United Communications, Ltd.	69,392	62,184
	Austereo Group, Ltd.	33,451	41,340
	Australand Property Group	77,792	114,928
	Australia & New Zealand Banking Group, Ltd.	24,073	480,879
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	2,700	271,539
	Australian Agricultural Co., Ltd.	22,953	32,494
	Australian Gas Light Co.	6,185	77,974
	Australian Pharmaceutical Industries, Ltd.	22,126	38,782
	Australian Pipeline Trust	13,927	42,777
	Australian Stock Exchange, Ltd.	3,290	75,779
*	Australian Worldwide Exploration, Ltd.	30,855	69,510
	AVJennings Homes, Ltd.	28,524	25,694
	AWB, Ltd.	18,118	57,905
	AXA Asia Pacific Holdings, Ltd.	24,561	110,739
	Babcock & Brown, Ltd.	3,900	59,461
	Bank of Queensland, Ltd.	8,400	87,366
	BayCorp Advantage, Ltd.	21,341	50,281
	Beach Petroleum, Ltd.	41,834	44,993
	Bendigo Bank, Ltd.	10,881	103,985
*	Bendigo Mining NL	23,339	34,785
	BHP Billiton, Ltd. Sponsored ADR	16,300	705,464
	Billabong International, Ltd.	6,345	69,827
	BlueScope Steel, Ltd.	9,427	54,262
	Bolnisi Gold NL	19,133	33,181
	Boom Logistics, Ltd.	12,032	38,872
	Boral, Ltd.	36,745	252,107
	Bradken, Ltd.	11,432	44,031

1

#	Brambles Industries, Ltd.	11,913	95,403
	Brickworks, Ltd.	8,980	83,871
*	Burns, Philp & Co., Ltd.	169,057	122,223
	Cabcharge Australia, Ltd.	8,918	41,722
	Caltex Australia, Ltd.	2,566	36,965
	Campbell Brothers, Ltd.	3,084	36,188
	Centennial Coal, Ltd.	17,349	43,571
	Challenger Financial Services Group, Ltd.	27,222	67,638
	Coates Hire, Ltd.	20,870	96,398
	Coca-Cola Amatil, Ltd.	20,858	110,292
	Cochlear, Ltd.	1,356	50,295
	Coles Myer, Ltd.	13,826	118,345
	Commander Communications, Ltd.	16,630	25,808
	Commonwealth Bank of Australia	34,295	1,117,660
	Computershare, Ltd.	7,910	46,514
	Corporate Express Australia, Ltd.	8,958	42,222
	Crane Group, Ltd.	3,523	32,864
	CSL, Ltd.	2,672	104,135
	CSR, Ltd.	69,642	188,103
#	DCA Group, Ltd.	45,092	92,997
	Downer EDI, Ltd.	23,241	148,482
	Energy Developments, Ltd.	8,257	25,822
	Envestra, Ltd.	46,700	39,054
	Equigold NL	27,431	32,839
	Excel Coal, Ltd.	4,600	26,091
	Felix Resources, Ltd.	17,408	24,288
	FKP, Ltd.	14,627	61,180
	Fleetwood Corp., Ltd.	4,781	22,540
*	Fortescue Metals Group, Ltd.	8,998	50,322
	Foster’s Group, Ltd.	39,743	159,437
	Funtastic, Ltd.	19,487	23,956
	Futuris Corp., Ltd.	42,811	71,013
	GasNet Australia Group	12,700	21,850
	GRD, Ltd.	18,916	32,988
	Great Southern Plantations, Ltd.	29,873	85,976
	GUD Holdings, Ltd.	4,480	26,280
	Gunns, Ltd.	17,190	38,667
	GWA International, Ltd.	11,217	27,505
*	Hardman Resources, Ltd.	44,208	56,799
	Harvey Norman Holdings, Ltd.	35,952	104,496
	Healthscope, Ltd.	7,119	23,423
	Hills Industries, Ltd.	11,044	37,710
	IBT Education, Ltd.	17,600	25,324
	iiNet, Ltd.	13,345	8,948
	Iluka Resources, Ltd.	23,622	118,242
	Incitec Pivot, Ltd.	3,155	52,293
	Insurance Australia Group, Ltd.	28,490	112,001
	IOOF Holdings, Ltd.	7,384	43,779
	Iress Market Technology, Ltd.	6,973	28,053
	James Hardie Industries NL	10,437	66,567
	JB Hi-Fi, Ltd.	6,130	21,951
	John Fairfax Holdings, Ltd.	89,413	252,858
	Jones (David), Ltd.	39,257	82,718
	Jubilee Mines NL	3,485	18,977
	Just Group, Ltd.	27,800	72,532

2

	Kingsgate Consolidated, Ltd.	10,784	39,743
	Leighton Holdings, Ltd.	1,909	24,869
	Lend Lease Corp., Ltd.	6,848	68,186
	Lion Nathan, Ltd.	17,744	103,773
	MacArthur Coal, Ltd.	14,648	51,007
	MacMahon Holdings, Ltd.	57,128	30,682
	Macquarie Bank, Ltd.	1,221	59,268
*	Mayne Pharma, Ltd.	17,040	34,633
	Metcash Limited	67,200	212,243
	Minara Resources, Ltd.	38,109	64,550
	Mirvac, Ltd.	76,891	248,063
	Monadelphous Group, Ltd.	5,481	25,614
	Multiplex Group	46,381	109,500
	National Australia Bank, Ltd.	28,363	753,440
*	National Australia Bank, Ltd. Sponsored ADR	3,900	520,455
	New Hope Corp., Ltd.	57,389	57,457
	Newcrest Mining, Ltd.	3,167	47,358
	Nufarm, Ltd.	12,131	97,879
	OAMPS, Ltd.	10,006	24,934
# *	Oceana Gold, Ltd.	56,700	33,789
	Onesteel, Ltd.	56,836	155,115
	Orica, Ltd.	4,061	72,096
	Origin Energy, Ltd.	41,935	217,564
	Oxiana, Ltd.	22,426	49,605
	Pacific Brands, Ltd.	40,664	64,746
	Pacific Group, Ltd.	19,016	33,080
*	Paladin Resources, Ltd.	10,925	40,398
	Paperlinx, Ltd.	57,991	133,776
	Peet & Co., Ltd.	17,200	45,846
*	Peptech, Ltd.	24,066	23,632
	Perpetual Trustees Australia, Ltd.	817	41,790
*	PMP, Ltd.	26,082	30,388
	Primary Health Care, Ltd.	6,522	57,540
	Prime Television, Ltd.	9,815	25,780
	Promina Group, Ltd.	54,079	232,093
	Publishing and Broadcasting, Ltd.	3,224	45,206
	Qantas Airways, Ltd.	57,591	137,257
	QBE Insurance Group, Ltd.	7,871	127,427
	Ramsay Health Care, Ltd.	7,286	54,937
	Ridley Corp., Ltd.	29,254	27,808
	Rinker Group, Ltd.	5,929	83,509
	Rio Tinto, Ltd.	3,852	226,923
*	Roc Oil Co., Ltd.	23,255	70,245
	Rural Press, Ltd.	9,858	79,814
	Santos, Ltd.	33,600	292,116
	Seven Network, Ltd.	4,032	25,787
	SFE Corp., Ltd.	3,875	45,640
*	Sigma Pharmaceuticals, Ltd.	19,907	39,130
*	Silex System, Ltd.	8,449	23,702
	Sims Group, Ltd.	6,154	86,767
	Smorgon Steel Group, Ltd.	23,558	23,614
	Sonic Healthcare, Ltd.	5,886	62,393
	Spotless Group, Ltd.	7,882	28,925
	St. George Bank, Ltd.	4,434	98,256
	Straits Resources, Ltd.	14,212	41,952

3

	STW Communications Group, Ltd.	11,455	25,743
	Suncorp-Metway, Ltd.	16,856	237,525
	Sunland Group, Ltd.	21,215	35,599
	Super Cheap Auto Group, Ltd.	13,400	21,692
	Symbion Health, Ltd.	63,458	150,214
	TABCORP Holdings, Ltd.	29,697	341,091
*	Tap Oil, Ltd.	12,139	17,568
*	Telstra Corp., Ltd. ADR	3,000	42,210
	Ten Network Holdings, Ltd.	10,502	23,526
	Thakral Holdings Group	17,655	10,278
	Timbercorp, Ltd.	17,609	49,359
	Transfield Services, Ltd.	15,728	86,685
#	Transurban Group	16,280	82,099
	United Group, Ltd.	6,132	61,554
	Virgin Blue Holdings, Ltd.	75,100	92,484
	Vision Group Holdings, Ltd.	8,100	23,970
	Vision Systems, Ltd.	25,756	35,553
#	Washington H. Soul Pattinson & Co., Ltd.	22,002	136,291
	Wattyl, Ltd.	13,867	35,204
	Wesfarmers, Ltd.	3,706	97,138
	West Australian Newspapers Holdings, Ltd.	6,424	43,589
	Westpac Banking Corp.	8,939	155,464
*	Westpac Banking Corp. Sponsored ADR	1,500	131,055
	WHK Group, Ltd.	7,986	32,750
	Woodside Petroleum, Ltd.	2,584	85,571
	Woolworths, Ltd.	5,652	79,362
	WorleyParsons, Ltd.	4,862	83,999
	Zinifex, Ltd.	35,500	314,933
TOTAL COMMON STOCKS			16,867,578

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Options 09/30/06	4,165	1,676

TOTAL — AUSTRALIA			16,869,254

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	867	85,057
	Andritz AG	447	71,381
*	Austrian Airlines AG	2,026	17,460
*	Betandwin.com Interactive Entertainment AG	706	74,138
#	Boehler-Uddeholm AG	904	188,087
	BWT AG	836	28,039
*	CA Immobilien Anlagen AG	4,844	132,466
	Constantia Packaging AG	915	41,828
*	Conwert Immobilien Invest AG	1,134	21,730
#	Erste Bank der Oesterreichischen Sparkassen AG	4,132	235,703
	EVN AG	845	85,922
	Flughafen Wien AG	771	56,823
	Mayr-Melnhof Karton AG	376	62,170
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	142,471
#	OMV AG	4,819	280,545
	Palfinger AG	262	26,156
*	RHI AG	1,988	62,435

4

	Schoeller-Bleckmann Oilfield Equipment AG	912	35,154
*	Sparkassen Immobilien AG	3,794	42,057
#	Telekom Austria AG	4,659	104,614
	Telekom Austria AG ADR	2,000	89,800
	Uniqa Versicherungen AG	2,295	75,342
	Voestalpine AG	1,906	270,595
	Wienerberger AG	5,359	275,004

TOTAL — AUSTRIA			2,504,977

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren SA	1,542	112,820
	Banque Nationale de Belgique	6	24,160
	Barco NV	1,073	95,330
	Bekaert SA	1,498	154,253
	Cofinimmo SA	184	31,011
	Colruyt SA	455	70,081
	Compagnie Francois d’Entreprises (CFE)	55	57,189
	Compagnie Maritime Belge SA	1,138	29,649
	Deceuninck NV	2,599	84,729
#	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,235	271,952
	Delhaize Group Sponsored ADR	2,300	146,395
	Dexia SA	12,796	313,989
	Distrigaz	16	77,364
	D’Ieteren NV SA	272	80,865
	Exmar NV	1,350	43,289
#	Fortis AG	21,240	775,360
*	ICOS Vision Systems NV	736	32,825
	InBev NV	1,804	86,733
*	Ion Beam Application SA	2,356	39,277
	Melexis NV	2,162	36,339
	Mobistar SA	922	73,443
	Omega Pharma SA	884	60,130
*	Option NV	1,936	46,519
	Quick Restaurants SA	1,419	49,475
	Roularta Media Group NV	504	31,910
#	Solvay SA	2,210	250,543
	Tessenderlo Chemie NV	2,178	75,321
	UCB SA	1,036	54,153
	Umicore	1,760	254,549

TOTAL — BELGIUM			3,459,653

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
*	Aastra Technologies, Ltd.	1,400	46,582
	Abitibi-Consolidated, Inc.	26,100	90,515
*	Aeterna Zentaris, Inc.	2,100	14,184
	AGF Management, Ltd. Class B Non-Voting	6,700	130,168
	Agnico Eagle Mines, Ltd.	5,500	183,899
	Agricore United	1,000	7,372
	Agrium, Inc.	4,800	118,311
	Akita Drilling, Ltd.	1,500	29,891
	Alcan, Inc.	12,453	652,440

5

*	Algoma Steel, Inc.	3,100	94,759
	Aliant, Inc.	1,300	41,897
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	1,800	41,131
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	1,200	36,768
*	Angiotech Pharmaceuticals, Inc.	6,000	83,559
	Astral Media, Inc. Class A	4,400	148,637
	Atco, Ltd. Class 1 Non-Voting	3,900	134,119
*	ATI Technologies, Inc.	6,200	102,386
*	Atlas Energy, Ltd.	6,900	35,079
*	ATS Automation Tooling System, Inc.	6,200	64,167
	AUR Resources, Inc.	7,800	126,471
*	Aurizon Mines, Ltd.	17,600	50,331
*	Axcan Pharma, Inc.	3,600	46,279
*	Ballard Power Systems, Inc.	8,000	57,449
	Bank of Montreal	12,192	690,788
	Bank of Nova Scotia	13,000	522,478
*	Bankers Petroleum, Ltd.	12,000	10,785
	Barrick Gold Corp.	5,917	181,082
#	BCE, Inc.	10,400	252,187
*	Bema Gold Corp.	13,500	73,536
	Biovail Corp.	2,200	54,146
*	Blackrock Ventures, Inc.	1,600	34,673
*	Bombardier, Inc. Class B	90,700	267,612
*	Boralex, Inc. Class A	4,700	45,059
	BPO Properties, Ltd.	600	23,967
*	Breakwater Resources, Ltd.	29,500	35,084
	Brookfield Asset Management, Inc. Series A Limited Voting	4,950	203,168
	Brookfield Properties Corp.	2,700	80,105
	CAE, Inc.	6,807	56,792
*	Calfrac Well Services, Ltd.	1,000	27,599
*	Cambior, Inc.	19,900	63,232
	Cameco Corp.	4,900	203,207
	Canada Bread Co., Ltd.	1,800	98,048
*	Canadian Hydro Developers, Inc.	6,500	31,748
	Canadian Imperial Bank of Commerce	4,000	294,616
	Canadian National Railway Co.	7,700	344,001
	Canadian National Resources, Ltd.	1,500	80,590
	Canadian Pacific Railway, Ltd.	10,100	529,161
*	Canadian Superior Energy, Inc.	12,500	27,803
	Canadian Tire Corp. Class A Non-Voting	3,100	190,250
	Canadian Utilities, Ltd. Class A Non-Voting	3,900	144,458
	Canadian Western Bank	2,700	105,402
	Canam Group, Inc. Class A Subordinate Voting	4,800	46,627
*	Canfor Corp.	9,500	110,395
*	Cangene Corp.	2,600	24,548
*	Cardiome Pharma Corp.	3,700	33,288
*	Catalyst Paper Corp.	12,900	34,900
	CCL Industries, Inc. Class B Non-Voting	2,800	79,437
*	Celestica, Inc. Subordinate Voting	16,900	161,252
*	Centurion Energy International, Inc.	5,300	36,953
*	CGI Group, Inc.	22,000	146,001
	CHC Helicopter Corp. Class A Subordinate Voting	1,800	44,367
	Chum, Ltd. Class B Non-Voting	1,000	27,544
	Cinram International, Inc. Income Fund	5,000	126,646
	Cogeco Cable, Inc. Subordinate Voting	1,100	29,160

6

*	Cognos, Inc.	1,100	33,824
*	Compton Petroleum Corp.	3,900	49,215
	Corus Entertainment, Inc. Class B Non-Voting	4,100	133,999
*	Crew Gold Corp.	6,000	12,801
*	Crystallex International Corp.	8,000	33,409
*	Domtar, Inc.	18,500	121,094
*	Dorel Industries, Inc. Class B Subordinate Voting	1,900	46,866
*	Draxis Health, Inc.	6,600	26,304
*	Dundee Corp. Class A Subordinate Voting	2,600	90,074
*	Dundee Wealth Management, Inc.	4,400	46,736
*	Duvernay Oil Corp.	1,100	43,021
*	Dynatec Corp.	21,800	27,510
*	Eldorado Gold Corp.	9,300	46,690
	Emera, Inc.	2,900	49,707
*	Emergis, Inc.	6,700	30,413
	Empire Co., Ltd. Class A Non-Voting	2,200	81,888
#	Enbridge, Inc.	5,517	173,198
	EnCana Corp.	19,200	970,894
	Enerflex Systems, Ltd.	1,700	49,295
	Ensign Energy Services, Inc.	3,000	69,206
	Extendicare, Inc.	5,400	122,560
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	114,389
	Finning International, Inc.	5,600	193,039
*	First Calgary Petroleums, Ltd. Class A	6,400	66,644
	First Quantum Minerals, Ltd.	1,500	74,081
*	Firstservice Corp.	2,200	55,564
*	Flint Energy Services, Ltd.	700	37,018
	Fortis, Inc.	6,700	147,564
*	Forzani Group, Ltd. Class A	2,900	39,334
*	Galleon Energy, Inc. Class A	600	16,254
*	Garda World Security Corp. Class A	1,000	21,571
*	Genesis Land Development Corp.	3,900	21,067
	Gennum Corp.	3,700	41,887
	George Weston, Ltd.	900	67,424
	Gerdau Ameristeel Corp.	7,300	67,731
*	Gildan Activewear, Inc.	1,200	50,124
*	Glamis Gold, Ltd.	2,988	114,854
	Goldcorp, Inc.	440	13,502
*	Golden Star Resources, Ltd.	4,500	13,522
*	Great Basin Gold, Ltd.	10,600	19,247
	Great West Lifeco, Inc.	2,000	50,350
*	Harris Steel Group, Inc.	1,500	38,130
*	High River Gold Mines, Ltd.	7,400	14,847
	Home Capital Group, Inc.	900	26,359
*	Hummingbird, Ltd.	1,500	41,943
	Husky Energy, Inc.	1,000	58,829
*	Husky Injection Molding Systems, Ltd.	10,700	58,381
	IGM Financial, Inc.	2,400	100,554
*	Imaging Dynamics Co., Ltd.	2,600	10,622
*	Imax Corp.	2,900	26,486
	Imperial Oil, Ltd.	1,803	65,343
	INCO, Ltd.	8,300	547,431
	Industrial Alliance Insurance & Financial Services, Inc.	6,500	191,784
	Inmet Mining Corp.	3,200	118,181
*	International Forest Products, Ltd. Series A	1,800	12,011

7

*	International Uranium Corp.	2,700	13,040
*	Intertape Polymer Group, Inc.	4,400	29,480
	Intrawest Corp.	4,600	149,046
	Ipsco, Inc.	1,103	104,492
*	Ivanhoe Energy, Inc.	13,900	37,731
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	6,200	68,445
*	Killam Properties, Inc.	5,300	13,232
	Kingsway Financial Services, Inc.	6,200	124,957
*	Kinross Gold Corp.	17,700	193,792
*	Labopharm, Inc.	1,600	14,380
	Laurentian Bank of Canada	1,200	34,502
	Leon’s Furniture Ltd.	900	36,605
	Linamar Corp.	2,100	28,769
*	Lionore Mining International, Ltd.	9,200	45,102
*	Lions Gate Entertainment Corp.	2,900	27,276
	Loblaw Companies, Ltd.	3,400	164,212
*	MacDonald Dettweiler & Associates, Ltd.	1,100	46,287
*	Magellan Aerospace Corp.	5,000	12,710
	Magna International, Inc. Class A	5,433	421,717
*	Major Drilling Group International, Inc.	2,200	52,928
	Manitoba Telecom Services, Inc.	1,500	61,743
	Manulife Financial Corp.	36,500	1,205,842
*	Martinrea International, Inc.	4,300	33,729
	MDS, Inc.	13,117	247,097
*	Mega Bloks, Inc.	2,700	53,559
*	Meridian Gold, Inc.	3,600	112,592
	Methanex Corp.	10,300	242,001
	Metro, Inc. Class A Subordinate Voting	5,700	165,075
	Mi Developments, Inc.	4,600	160,781
*	Miramar Mining Corp.	12,400	44,804
	Morguard Corp.	400	12,165
	Mosaid Technologies, Inc.	1,400	37,812
	National Bank of Canada	6,800	380,590
*	Neo Material Technologies, Inc.	2,500	4,880
*	Neurochem, Inc.	900	11,684
	New Maple Leaf Foods, Inc.	5,200	67,508
	Nexen, Inc.	2,603	146,160
	Niko Resources, Ltd.	500	30,794
	Norbord, Inc.	4,700	44,973
*	Nortel Networks Corp.	70,100	168,011
*	North American Palladium, Ltd.	4,400	40,065
	Northbridge Financial Corp.	2,000	61,262
*	Northern Orion Resources, Inc.	14,300	70,624
*	Northgate Minerals Corp.	17,400	65,556
	Nova Chemicals Corp.	7,600	231,760
*	NQL Energy Services, Inc.	5,500	43,441
*	Nuvista Energy, Ltd.	1,900	25,857
	Onex Corp.	3,000	59,128
*	Open Text Corp.	4,000	56,323
*	Pan Amer Silver Corp.	900	17,281
*	Paramont Resources, Ltd. Class A	2,900	101,099
*	Pason Systems, Inc.	3,200	51,421
*	Patheon, Inc.	6,500	40,776
	Penn West Energy Trust	2,800	109,916
*	Petrobank Energy & Resources, Ltd.	1,500	23,491

8

	Petro-Canada	5,700	262,878
	Potash Corp. of Saskatchewan, Inc.	700	63,893
	Power Corp. of Canada, Ltd.	12,700	346,238
	Power Financial Corp.	6,000	173,545
	Precision Drilling Trust	1,500	51,203
*	QLT, Inc.	5,100	36,716
	Quebecor World, Inc.	3,600	36,049
	Quebecor, Inc. Class B Subordinate Voting	3,100	75,931
	Quest Capital Corp.	14,900	40,852
*	Real Resources, Inc.	2,900	63,187
	Reitmans Canada, Ltd.	3,200	61,008
*	Richelieu Hardware, Ltd.	2,400	48,784
*	Rider Resources, Ltd.	700	9,838
	Ritchie Brothers Auctioneers, Inc.	800	47,005
	Rogers Communications, Inc. Class B Non-Voting	2,700	112,755
*	RONA, Inc.	10,100	207,410
	Rothmans, Inc.	3,000	53,436
	Royal Bank of Canada	8,450	347,052
*	Royal Group Technologies, Ltd.	3,000	26,419
	Russel Metals, Inc.	3,800	86,039
*	Samuel Manu Tech, Inc.	1,100	13,222
	Saputo, Inc.	2,900	89,040
*	Saskatchewan Wheat Pool	9,500	66,754
*	Savanna Energy Services Corp.	600	15,388
	Shaw Communictions, Inc. Class B Non-Voting	2,500	69,814
	Shawcor, Ltd.	7,300	122,606
	Shell Canada, Ltd.	1,600	58,538
	Sherritt International Corp.	16,500	170,018
	Shoppers Drug Mart Corp.	2,000	76,223
	Sico, Inc.	2,400	43,446
*	Sierra Wireless, Inc.	2,800	47,230
*	Silvercorp Metals, Inc.	800	10,749
*	Sino-Forest Corp.	11,500	58,988
*	Sleeman Breweries, Ltd.	2,400	34,557
	SNC-Lavalin Group, Inc.	3,600	97,427
	Sobeys, Inc.	2,200	78,213
	St Lawrence Cement Group, Inc. Class A Subordinate Voting	1,200	35,276
*	Stantec, Inc.	3,400	72,846
*	Stratos Global Corp.	3,600	24,577
#	Sun Life Financial, Inc.	18,100	747,662
	Suncor Energy, Inc.	2,002	162,177
*	Tahera Diamond Corp.	3,580	9,068
	Talisman Energy, Inc.	5,100	93,851
*	Tanzanian Royalty Exploration Corp.	1,800	12,893
	Teck Cominco Class B	2,500	160,236
	Telus Corp.	2,900	120,581
*	Tenke Mining Corp.	4,800	58,350
*	Tesco Corp.	1,900	38,638
*	The Descartes Systems Group, Ltd.	2,600	10,362
#	The Thomson Corp.	5,300	221,816
*	TLC Vision Corp.	12,600	71,379
	Toromont Industries, Ltd.	2,600	58,420
	Toronto Dominion Bank	17,900	972,434
	Torstar Corp. Class B Non-Voting	3,800	72,240
	Transalta Corp.	10,838	229,256

9

*	Transat A.T., Inc. Class B	2,300	51,784
	TransCanada Corp.	25,850	793,922
*	Transglobe Energy Corp.	4,900	25,045
*	Trican Well Service, Ltd.	1,000	24,330
	TSX Group, Inc.	1,300	53,239
*	Tundra Semiconductor Corp.	2,100	31,552
*	UEX Corp.	10,500	38,988
	Uni-Select, Inc.	1,100	31,956
*	UTS Energy Corp.	10,500	68,729
	Van Houtte, Inc.	1,100	20,472
*	Virginia Mines, Inc.	550	2,137
	West Fraser Timber Co., Ltd.	2,600	87,690
*	Westaim Corp.	9,100	48,082
*	Western Copper Corp.	1,000	1,307
*	Westjet Airlines, Ltd.	9,500	98,752
	Winpak, Ltd.	3,500	30,345
*	Yamana Gold, Inc.	2,700	27,821
*	Zarlink Semiconductor, Inc.	13,900	36,974
*	Zenon Environmental, Inc.	1,300	28,266

TOTAL — CANADA			26,428,267

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	33	266,775
	Aktieselskabet Ringkjoebing Bank A.S.	175	24,724
*	Alm. Brand A.S.	600	32,582
	Amagerbanken A.S.	1,200	90,665
#	Auriga Industries A.S. Series B	2,400	64,402
	Bang & Olufsen Holding A.S. Series B	400	47,034
*	Bavarian Nordic A.S.	400	32,957
	Carlsberg A.S. Series B	1,800	126,088
#	Codan A.S.	1,550	107,796
	Coloplast A.S.	850	63,859
	Dampskibsselskabet Torm A.S.	900	39,065
	Danisco A.S.	3,000	243,757
	Danske Bank A.S.	15,100	576,713
	DiBa Bank A.S.	70	22,690
	DSV A.S.	800	131,547
	East Asiatic Co., Ltd.	1,600	63,996
	EDB Gruppen A.S.	400	23,658
	Fionia Bank A.S. Rights	150	39,976
	FLSmidth & Co. A.S.	1,700	67,477
	Fluegger A.S. Series B	350	39,078
	Forstaedernes Bank A.S.	275	36,849
*	Genmab A.S.	1,600	51,355
#	GN Great Nordic A.S.	12,000	134,656
	H&H International A.S. Series B	110	23,059
*	Jyske Bank A.S.	4,250	281,057
	NKT Holding A.S.	1,700	107,240
	Novo-Nordisk A.S. Series B	1,000	61,987
	Novo-Nordisk A.S. Sponsored ADR	1,000	62,150
	Novozymes A.S. Series B	1,500	107,300
	Per Aarsleff A.S. Series B	300	23,798
#	Ringkjoebing Landbobank Aktieselskab A.S.	360	55,011

10

	Rockwool International A.S.	850	99,232
	Royal Unibrew A.S.	275	27,887
*	RTX Telecom A.S.	1,400	16,624
	Sanistal A.S. Series B	200	25,100
#	Schouw & Co. A.S.	1,000	50,202
	SimCorp A.S.	300	46,164
#	Sjaelso Gruppen A.S.	100	40,807
#	Spar Nord Bank A.S.	3,500	78,089
	Sparbank Vest A.S.	350	25,363
	Sydbank A.S.	5,600	202,118
*	TK Development A.S.	4,000	52,090
*	Topdanmark A.S.	950	131,154
*	Vestas Wind Systems A.S.	3,600	93,034
	Vestjysk Bank A.S.	755	36,819
*	William Demant Holding	500	37,716

TOTAL — DENMARK			4,011,700

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Amer Sports Oyj Series A	6,350	130,839
	Elcoteq SE	1,400	29,462
	Elektrobit Group Oyj	9,300	27,884
	Elisa Oyj	13,800	269,275
	eQ Oyj	2,200	9,278
	Finnair Oyj	3,000	43,056
#	Finnlines Oyj	2,200	39,770
	Fiskars Oyj Abp Series A	5,000	65,403
	Fortum Oyj	26,000	647,280
	F-Secure Oyj	10,500	36,807
	HK Ruokatalo Oyj Series A	2,400	26,755
	Huhtamaki Oyj	6,500	116,519
	KCI Konecranes Oyj	4,200	85,756
	Kemira Oyj	7,000	115,881
	Kesko Oyj	6,800	268,661
	Lassila & Tikanoja Oyj	1,100	22,920
	Lemminkainen Oyj	1,500	62,462
*	Metso Corp. Sponsored ADR	500	17,875
	Metso Oyj	2,800	99,771
	M-Real Oyj Series B	26,500	142,644
	Nokia Oyj	17,100	366,734
	Nokia Oyj Sponsored ADR	10,900	234,023
	Okobank Class A	8,800	131,022
	Orion Oyj Series A	1,000	21,030
	Orion Oyj Series B	2,200	45,851
	Outokumpu Oyj Series A	10,600	239,296
	Perlos Oyj	2,650	25,812
	Poyry Oyj	4,000	42,546
	Raisio Group P.L.C.	11,500	26,104
	Rakentajain Koneuokrammo Oyj Series B	2,300	39,947
	Ramirent Oyj	700	26,436
	Rapala VMC Oyj	10,000	78,888
	Rautaruukki Oyj Series K	7,200	216,365
#	Sampo Oyj	22,700	436,949
	SanomaWSOY Oyj	4,640	118,170

11

	Sponda Oyj	6,200	63,233
	Stockmann Oyj Abp Series A	500	21,119
	Stockmann Oyj Abp Series B	550	23,401
	Stora Enso Oyj Series R	17,700	247,592
	Stora Enso Oyj Sponsored ADR	19,100	267,400
	TietoEnator Oyj	3,980	113,137
	UPM-Kymmene Oyj	15,400	329,954
	UPM-Kymmene Oyj Sponsored ADR	16,200	347,166
	Uponor Oyj Series A	5,000	144,857
	Vaisala Oyj Series A	950	30,424
	Wartsila Corp. Oyj Series B	4,400	172,140
	YIT Oyj	3,700	93,989

TOTAL — FINLAND			6,161,883

FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
	Accor SA	9,146	536,537
	Air France-KLM	11,975	257,989
#	Air Liquide SA	2,333	485,188
# *	Alcatel SA	19,501	259,025
*	Alcatel SA ADR	9,800	130,046
*	Alstom SA	1,647	139,991
*	Alten SA	912	32,094
*	Altran Technologies SA	6,045	75,219
	April Group SA	1,811	98,363
*	Archos	364	19,130
*	Arkema Sponsored ADR	460	17,020
#	Arkopharma	2,469	38,962
#	Assurances Generales de France (AGF)	2,987	361,755
	Assystem	1,127	35,644
*	Atos Origin	5,671	390,486
	Axa ADR	39,300	1,365,675
#	AXA SA	3,554	123,681
	Bacou-Dalloz	295	34,693
	Beneteau SA	349	29,080
#	BNP Paribas SA	27,686	2,583,032
#	Boiron SA	1,211	25,605
#	Bollore	350	233,299
	Bonduelle SA	382	30,744
	Bongrain SA	320	21,951
	Bourbon SA	561	63,404
#	Bouygues SA	3,676	199,947
	Bricorama SA	699	40,491
*	Bull SA	1,635	16,476
*	Business Objects SA	3,242	95,423
*	Business Objects SA ADR	3,400	100,266
	Canal Plus SA	3,368	34,096
#	Capgemini SA	12,033	660,746
	Carbone Lorraine SA	1,313	72,731
	Carrefour SA	6,202	360,115
	Casino Guichard Perrachon SA	2,209	169,132
#	Cegid SA	485	22,660
	CFF Recycling SA	647	23,940
#	Cie Generale D’Optique Essilor Intenational SA	1,292	130,126

12

#	Ciments Francais SA	561	94,074
	Clarins SA	1,376	88,195
# *	Club Mediterranee SA	1,344	81,649
#	CNP Assurances	1,922	191,385
#	Compagnie de Saint-Gobain	15,354	1,075,957
*	Compagnie Generale de Geophysique SA	431	73,835
*	Compagnie Generale de Geophysique SA Sponsored ADR	2,000	68,220
	Dassault Systemes SA	1,044	54,439
*	Dassault Systemes SA ADR	500	26,060
	Delachaux SA	171	51,268
	Dior (Christian) SA	1,190	118,098
#	Eiffage SA	2,914	217,522
#	Electricite de Strasbourg	272	47,803
	Elior	6,807	115,807
	Esso SA	270	60,509
*	Etam Developpement SA	524	36,987
*	Euler Hermes SA	1,747	200,122
*	Euro Disney SCA	193,822	22,520
	European Aeronautic Defence & Space Co.	8,244	293,945
	Exel Industries SA	502	38,281
	Faurecia SA	417	26,886
#	Fimalac SA	772	65,658
	Fleury Michon SA	463	25,221
	Foncia Groupe	694	29,494
	France Telecom SA Sponsored ADR	5,200	120,068
	Gaumont SA	223	19,716
	Generale de Sante	2,012	68,953
#	Generale des Establissements Michelin SA Series B	8,161	534,376
	Geodis SA	498	80,477
*	GFI Informatique SA	3,974	32,902
	GL Events	696	29,888
	Groupe Crit	392	17,761
#	Groupe Danone	641	77,155
	Groupe Danone ADR	5,300	134,726
*	Groupe Go Sport SA	568	53,073
#	Groupe Steria SCA	1,247	70,625
#	Guerbet SA	171	29,026
#	Guyenne et Gascogne SA	608	69,982
	Hermes International SA	321	79,443
	Iliad SA	800	68,791
	Imerys SA	2,546	204,273
	IMS International Metal Service SA	1,761	40,485
# *	Infogrames Entertainment SA	15,123	14,594
*	Ingenico SA	1,690	37,517
	Ipsos SA	268	35,958
# *	JC Decaux SA	3,625	103,289
	Kaufman et Broad SA	834	44,329
#	LaFarge SA	5,526	662,502
*	Lafarge SA Sponsored ADR	16,000	480,960
#	Lagardere S.C.A. SA	6,112	482,875
	Lectra	2,553	17,497
	Locindus	509	24,457
#	L’Oreal SA	2,120	189,870
#	LVMH (Louis Vuitton Moet Hennessy)	1,747	171,848
	M6 Metropole Television	2,129	68,738

13

	Manitou BF SA	707	33,626
	Manutan International SA	423	28,450
	Neopost SA	762	81,835
#	Nexans SA	1,990	154,099
	Norbert Dentressangle	519	35,903
*	NRJ Group	3,110	66,409
	Oberthur Card Systems SA	3,280	26,645
*	Orpea	541	40,072
*	Penauille Polyservices SA	2,246	37,850
#	Pernod-Ricard SA	1,604	313,290
	Petit Forestier SA	280	17,523
#	Peugeot SA	7,003	445,525
	Pierre & Vacances	614	56,259
	Pinguely-Haulotte SA	1,681	46,906
	Plastic Omnium SA	1,099	49,831
#	PPR SA	3,549	440,450
	Provimi SA	1,292	43,088
	Publicis Groupe	1,433	57,944
*	Publicis Groupe ADR	600	24,330
	Rallye SA	877	39,825
	Remy Cointreau SA	2,564	137,120
#	Renault SA	6,187	712,079
*	Rhodia SA	45,757	94,980
	Robertet SA	268	41,903
	Rubis SA	462	33,892
	Safran SA	2,117	46,591
	Sanofi - Aventis	2,000	188,713
*	Sanofi - Aventis ADR	45,400	2,146,058
#	Schneider Electric SA	8,751	908,435
#	SCOR SA	72,465	172,005
#	SEB SA	984	110,132
# *	Societe BIC SA	2,410	161,358
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41	24,665
# *	Societe Generale Paris	8,153	1,257,288
	Societe Immobiliere de Location pour L’industrie et le Commerce	288	29,948
	Societe Industrielle D’Aviations Latecoere SA	701	27,742
	Societe Television Francaise 1	3,415	112,848
	Sodexho Alliance SA	3,163	141,411
*	Sodexho Alliance SA Sponsored ADR	800	35,664
#	Somfy SA	95	22,771
#	Sopra Group SA	375	31,847
	SR Teleperformance	1,981	86,608
	Stallergenes SA	223	33,744
	Ste Virbac SA	422	23,154
	STEF-TFE SA	792	46,746
	Sucriere de Pithiviers-Le-Vieil	33	31,282
#	Suez (ex Suez Lyonnaise des Eaux)	4,083	157,207
	Suez SA ADR	700	26,943
	Technip SA	3,990	239,443
	Technip SA ADR	3,300	198,165
	Thales SA	2,832	109,102
	Total SA Sponsored ADR	18,400	1,199,864
	Trigano SA	846	43,300
*	UbiSoft Entertainment SA	1,161	59,647
	Union Financiere de France Banque SA	300	17,949

14

# *	Valeo SA	3,671	140,679
#	Vallourec SA	105	131,817
	Veolia Environnement ADR	2,400	133,560
#	Veolia Environnement SA	2,750	153,203
	Viel et Compagnie	5,851	31,540
	Vilmorin Clause et Cie SA	766	58,871
#	Vinci SA	2,619	240,844
	Vivendi SA	12,433	446,421
	Vivendi SA ADR	23,200	833,112
	Vranken Pommery Monopole	469	25,557
#	Wendel Investissement	1,515	180,087
	Zodiac SA	2,029	112,750

TOTAL — FRANCE			29,723,756

GERMANY — (5.3%)
COMMON STOCKS — (5.3%)
*	Aareal Bank AG	2,878	123,306
	ADCapital AG	1,054	14,792
	Adidas-Salomon AG	779	154,664
*	Aixtron AG	8,531	30,626
	Allianz AG	526	81,640
	Allianz AG ADR	115,400	1,797,932
	Altana AG ADR	1,300	77,532
#	AMB Generali Holding AG	1,336	184,256
	Andreae-Noris Zahn AG	260	12,581
#	AWD Holding AG	685	23,766
	Baader Wertpapierhandelsbank AG	1,255	15,322
# *	Balda AG	2,287	28,176
	BASF AG	6,890	560,978
	BASF AG Sponsored ADR	6,600	537,240
	Bayer AG	9,647	433,112
	Bayer AG Sponsored ADR	6,600	296,472
	Bayerische Motoren Werke (BMW) AG	9,910	511,040
	Bechtle AG	1,392	30,628
#	Beiersdorf AG	312	44,696
#	Bilfinger Berger AG	4,059	248,386
	Biotest AG	352	13,345
#	Boewe Systec AG	548	32,767
#	Celesio AG	954	91,920
*	CENTROTEC Sustainable AG	823	32,446
	Cewe Color Holding AG	567	21,355
#	Comdirect Bank AG	2,857	30,394
	Commerzbank AG	27,972	1,051,938
	Continental AG	2,012	220,427
	CTS Eventim AG	1,147	33,450
	Curanum AG	1,530	16,090
#	DAB Bank AG	3,271	30,617
	DaimlerChrysler AG	19,224	1,010,451
	DaimlerChrysler AG ADR	9,000	473,490
# *	Deutsche Bank AG	6,734	773,843
*	Deutsche Bank AG ADR	8,100	928,746
	Deutsche Boerse AG	1,301	169,265
	Deutsche Euroshop AG	1,179	80,564
	Deutsche Lufthansa AG	14,059	245,559

15

	Deutsche Post AG	8,195	221,350
	Deutsche Telekom AG ADR	27,500	446,875
*	Deutz AG	5,335	46,739
	Douglas Holding AG	2,932	133,349
	Drillisch AG	2,378	13,103
*	Duerr AG	601	17,128
#	DVB Bank AG	150	36,804
	E.ON AG	3,491	404,390
	E.ON AG ADR	47,600	1,830,220
*	Epcos AG	1,602	23,809
*	Epcos AG ADR	2,700	39,852
*	Escada AG	393	11,490
	Euwax AG	321	15,333
*	Evotec AG	7,593	30,655
	Fielmann AG	170	15,480
#	Fraport AG	2,028	139,198
	Fresenius Medical Care AG	569	63,881
# *	Fuchs Petrolub AG	566	28,290
	GEA Group AG	11,284	196,548
#	Gerry Weber International AG	1,058	24,468
# *	GFK AG	2,158	87,123
# *	GPC Biotech AG	1,541	22,341
#	Grenkeleasing AG	597	41,860
	Hannover Rueckversicherung AG	5,799	212,003
	Hawesko Holding AG	746	41,842
	Heidelberger Druckmaschinen AG	4,460	202,697
	Henkel KGAA	1,446	149,803
#	Hochtief AG	5,398	315,672
	Hugo Boss AG	968	40,032
	Hypo Real Estate Holding AG	6,345	400,553
	Indus Holding AG	922	35,056
*	Infineon Technologies AG	21,022	237,870
*	Infineon Technologies AG ADR	4,000	45,480
#	IVG Immobilien AG	3,913	120,147
	IWKA AG	2,533	68,567
*	Jenoptik AG	3,082	28,429
	K&S AG	1,727	144,606
# *	KarstadtQuelle AG	2,074	58,210
	Kloeckner-Werke AG	2,155	30,370
*	Kontron AG	3,789	42,768
	Krones AG	528	67,400
*	KSB AG	62	17,849
	KWS Saat AG	360	32,037
	Leifheit AG	465	13,709
#	Leoni AG	2,563	98,664
	Linde AG	4,006	332,587
	MAN AG	3,085	222,418
*	Mediclin AG	2,904	14,889
*	Medigene AG	1,679	15,469
#	Medion AG	1,412	19,220
*	Merck KGAA	1,464	149,677
	Metro AG	3,159	179,244
# *	Mobilcom AG	3,835	80,037
*	Morphosys AG	215	11,121
	Munchener Rueckversicherungs-Gesellschaft AG	4,242	573,566

16

	MVV Energie AG	3,200	90,495
	Norddeutsche Affinerie AG	2,357	61,149
	Oldenburgische Landesbank AG	1,147	80,866
	PC-Ware AG	613	10,194
#	Pfeiffer Vacuum Technology AG	609	39,026
*	Pfleiderer AG	2,028	56,922
*	Plasmaselect AG	3,271	16,696
*	Primacom AG	3,091	15,854
	Puma AG Rudolf Dassler Sport	295	108,434
# *	QIAGEN NV	6,796	95,877
# *	QSC AG	6,902	38,790
#	Rational AG	95	17,615
#	Renk AG	322	13,614
*	REpower Systems AG	761	42,802
#	Rheinmetall AG	1,887	139,906
	Rhoen-Klinikum AG	3,397	149,840
	RWE AG (Neu) Series A	4,696	401,679
# *	Salzgitter AG	3,112	271,237
	SAP AG	124	26,122
	SAP AG Sponsored ADR	4,700	247,361
	Sartorius AG	391	15,303
	Schering AG Acceptance Line	1,070	117,119
	Schering AG ADR	300	32,775
	Schlott Sebaldus AG	360	12,730
	Schwarz Pharma AG	626	52,198
*	SGL Carbon AG	2,129	45,016
*	SGL Carbon AG Sponsored ADR	7,400	52,466
	SHB Stuttgarter Finanz - und Beteiligungs AG	2,186	96,639
	Siemens AG ADR	19,000	1,635,520
*	Singulus Technologies AG	3,716	52,233
#	Sixt AG	1,090	65,516
#	Software AG	927	47,987
#	Stada Arzneimittel AG	5,083	204,156
*	Strabag AG	149	16,323
	Suedzucker AG	6,442	159,040
*	Suess Microtec AG	1,345	12,617
# *	Takkt AG	1,332	20,624
	Techem AG	1,076	47,370
	Technotrans AG	567	15,041
	ThyssenKrupp AG	20,486	702,995
	TUI AG	6,929	140,888
# *	United Internet AG	1,247	70,105
*	Vivacon AG	810	32,582
#	Volkswagen AG	6,984	494,591
	Vossloh AG	1,166	58,420
*	Wire Card AG	6,361	47,524
	Wuerttembergische Lebensversicherung AG	687	29,106
#	Wuerttembergische Metallwarenfabrik AG	596	14,339

TOTAL — GERMANY			24,571,792

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	Agricultural Bank of Greece S.A.	4,010	21,043
	Alpha Bank A.E.	18,342	458,458

17

*	Astir Palace Hotels S.A.	4,440	34,437
	Attica Holdings S.A.	8,510	47,563
	Babis Vovos International Construction S.A.	1,840	43,374
*	Bank of Attica S.A.	5,375	35,223
	Bank of Greece	960	121,682
	Blue Star Maritime S.A.	15,800	57,941
	Chipita International S.A.	6,980	30,810
	Coca-Cola Hellenic Bottling Co. S.A.	2,420	76,479
	Cosmote Mobile Telecommunications S.A.	3,040	69,012
	Delta Holdings S.A.	2,180	31,655
	EFG Eurobank Ergasias S.A.	8,878	252,537
	Egnatia Bank S.A.	5,220	40,279
*	Emporiki Bank of Greece S.A.	6,570	204,928
*	Ethniki General Insurance Co. S.A.	5,420	44,856
*	Forthnet S.A.	2,975	30,577
*	Forthnet S.A. Issue 06	2,380	24,462
	Fourlis S.A.	2,840	40,851
	Frigoglass S.A.	2,270	32,026
	GEK Group of Cos S.A.	2,810	23,098
*	Geniki Bank	6,260	74,806
	Germanos S.A.	4,850	113,857
	Halkor S.A.	5,210	24,308
	Hellenic Petroleum S.A.	10,430	138,422
	Hellenic Technodomiki Tev S.A.	10,210	95,987
*	Hellenic Telecommunication Organization Co. S.A.	9,070	201,447
*	Hellenic Telecommunication Organization Co. S.A. ADR	14,100	158,484
	Heracles General Cement Co.	1,610	30,047
	Hyatt Regency S.A.	1,960	27,649
	Intracom Holdings S.A.	8,300	55,273
	J&P-Avax S.A.	5,700	35,877
	Lambrakis Press S.A.	7,150	27,250
	Metka S.A.	2,710	27,985
	Minoan Lines S.A.	5,260	25,597
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	176,870
	Mytilineos Holdings S.A.	2,600	66,787
	National Bank of Greece	5,015	213,151
A	National Bank of Greece SA ADR	10,400	87,776
	Neochimiki Lv Lavrentiadis S.A.	1,590	25,337
	Piraeus Bank S.A.	11,550	343,265
	Public Power Corp.	3,410	83,593
	Sarantis S.A.	3,070	31,534
	Terna Tourist Technical & Maritime S.A.	2,060	28,559
	Titan Cement Co. S.A.	2,210	115,508
	Viohalco S.A.	12,190	121,491

TOTAL — GREECE			4,052,151

HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
	Allied Group, Ltd.	24,000	58,285
	Asia Financial Holdings, Ltd.	84,000	43,770
	Asia Satellite Telecommunications Holdings, Ltd. ADR	900	15,165
	ASM Pacific Technology, Ltd.	6,000	30,926
	Bank of East Asia, Ltd.	33,693	127,874
	Cafe de Coral Holdings, Ltd.	36,000	49,007

18

	Cathay Pacific Airways, Ltd.	53,000	87,220
	Champion Technology Holdings, Ltd.	172,000	26,292
	Chaoda Modern Agriculture (Holdings), Ltd.	154,000	97,068
	Cheung Kong Holdings, Ltd.	49,000	528,824
	Cheung Kong Infrastructure Holdings, Ltd.	27,000	79,682
	Chevalier International Holdings, Ltd.	18,000	21,282
*	China Gas Holdings, Ltd.	98,000	16,257
*	China Insurance International Holdings Co., Ltd.	90,000	50,570
*	China Mengniu Dairy Co., Ltd.	19,000	22,669
	China Merchants Holdings (International) Co., Ltd.	28,000	82,887
	China Netcom Group Corp. (Hong Kong), Ltd.	136,000	214,455
	China Oriental Group Co., Ltd.	84,000	18,390
	China Overseas Land & Investment, Ltd.	140,000	81,585
*	China Pharmaceutical Group, Ltd.	160,000	17,475
	China Power International Development, Ltd.	122,000	42,695
	China Resources Land, Ltd.	107,000	55,233
	China Resources Logic, Ltd.	278,000	29,975
	China Resources Power Holdings Co., Ltd.	120,000	89,431
	China Shineway Pharmaceutical Group, Ltd.	54,000	41,144
	China Travel International Investment Hong Kong, Ltd.	222,000	53,470
	China Unicom, Ltd.	88,000	77,240
	China Unicom, Ltd. ADR	12,400	109,492
*	CITIC 21CN Co., Ltd.	154,000	18,558
#	CITIC International Financial Holdings, Ltd.	135,000	76,274
	Citic Pacific, Ltd.	47,000	139,434
*	CITIC Resources Holdings, Ltd.	226,000	33,664
	CLP Holdings, Ltd.	12,000	68,797
	CNOOC, Ltd.	98,000	75,314
	CNPC (Hong Kong), Ltd.	90,000	44,862
	COFCO International, Ltd.	82,000	47,266
	Dah Sing Banking Group, Ltd.	50,800	97,888
	Dah Sing Financial Holdings, Ltd.	6,000	48,694
	Dickson Concepts International, Ltd.	19,500	21,636
	EganaGoldpfeil Holdings, Ltd.	118,000	46,710
	Emperor Entertainment Hotel, Ltd.	85,000	22,889
	Emperor International Holdings, Ltd.	114,000	23,921
	Enerchina Holdings, Ltd.	69,000	4,117
	Esprit Holdings, Ltd.	14,500	116,574
	Far East Consortium International, Ltd.	60,654	25,642
	First Pacific Co., Ltd.	108,000	44,251
	Fountain Set Holdings, Ltd.	62,000	22,082
*	Foxconn International Holdings, Ltd.	35,000	93,234
*	Fu JI Food & Catering Services	19,000	37,880
*	Galaxy Entertainment Group, Ltd.	36,000	37,676
	Giordano International, Ltd.	126,000	65,264
	Global Bio-Chem Technology Group Co., Ltd.	46,000	18,755
	Grande Holdings, Ltd.	54,000	35,824
	Great Eagle Holdings, Ltd.	19,000	58,724
	Guangzhou Investment Co., Ltd.	256,000	43,745
	GZI Transport, Ltd.	82,000	33,514
	Hang Lung Group, Ltd.	79,000	182,260
	Hang Seng Bank, Ltd.	5,200	65,289
	Henderson Investment, Ltd.	50,000	83,654
	Henderson Land Development Co., Ltd.	41,000	213,479
	Hengan International Group Co., Ltd.	30,000	50,175

19

	HKR International, Ltd.	48,533	24,253
	Hong Kong and China Gas Co., Ltd.	24,000	53,740
	Hong Kong and Shanghai Hotels, Ltd.	52,000	60,460
	Hong Kong Electric Holdings, Ltd.	16,000	70,460
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	17,707
	Hopewell Highway Infrastructure, Ltd.	106,500	78,149
	Hopewell Holdings, Ltd.	67,000	181,795
	Hopson Development Holdings, Ltd.	32,000	76,112
	Hung Hing Printing Group, Ltd.	24,524	14,468
	Hutchison Harbour Ring, Ltd.	212,000	17,472
*	Hutchison Telecommunications International, Ltd.	27,000	43,708
	Hutchison Whampoa, Ltd.	70,000	634,107
	Hysan Development Co., Ltd.	55,000	140,391
	I-Cable Communications, Ltd.	85,000	19,453
	Industrial & Commercial Bank of China (Asia), Ltd.	16,000	22,717
	Johnson Electric Holdings, Ltd.	64,000	45,190
	K Wah International Holdings, Ltd.	98,000	29,974
#	Kerry Properties, Ltd.	40,000	133,598
	Kingboard Chemical Holdings, Ltd.	20,000	52,347
	Kingway Brewery Holdings, Ltd.	46,000	20,142
	Kowloon Development Co., Ltd.	19,000	30,289
*	Lai Sun Development Co., Ltd.	393,000	16,600
*	Lee & Man Paper Manufacturing, Ltd.	22,000	35,028
	Lenova Group, Ltd.	174,000	52,503
	Li & Fung, Ltd.	17,600	36,049
	Li Ning Co., Ltd.	22,000	22,199
	Lifestyle International Holdings, Ltd.	13,000	22,791
	Liu Chong Hing Bank, Ltd.	24,000	51,078
	Melco International Development, Ltd.	28,000	72,642
*	Minmetals Resources, Ltd.	64,000	16,321
	Miramar Hotel & Investment Co., Ltd.	15,000	19,966
	MTR Corp., Ltd.	39,500	95,047
*	Nan Hai Corp., Ltd.	5,150,000	40,282
	New World China Land, Ltd.	112,000	48,793
	New World Development Co., Ltd.	138,970	222,439
	Next Media, Ltd.	74,000	37,898
	NWS Holdings Ltd.	62,856	111,142
	Oriental Press Group, Ltd.	94,000	18,586
	Pacific Century Premium Developments, Ltd.	65,000	19,158
	Peace Mark Holdings, Ltd.	100,000	48,047
	Playmates Holdings, Ltd.	194,000	20,220
	Ports Design, Ltd.	14,500	20,111
	Prime Success International Group, Ltd.	34,000	22,529
	Public Financial Holdings, Ltd.	24,000	19,162
	Regal Hotels International Holdings, Ltd.	502,000	43,826
	Road King Infrastructure, Ltd.	34,000	35,150
	SCMP Group, Ltd.	108,000	35,374
	Shanghai Industrial Holdings, Ltd.	35,000	69,214
	Shanghai Real Estates, Ltd.	172,000	35,447
	Shangri-La Asia, Ltd.	96,000	186,879
#	Shenzhen International Holdings, Ltd.	975,000	44,286
	Shougang Concord International Enterprises Co., Ltd.	374,000	25,336
	Shui On Construction & Materials, Ltd.	26,000	63,802
	Shun Tak Holdings, Ltd.	36,000	50,088
	Silver Grant International Industries, Ltd.	70,000	18,835

20

#	Sino Land Co., Ltd.	69,163	105,583
*	Sinochem Hong Kong Holdings, Ltd.	194,000	74,548
*	Sino-i Technology, Ltd.	1,390,000	18,968
	Sinolink Worldwide Holdings, Ltd.	138,000	29,102
	Sun Hung Kai Properties, Ltd.	38,000	392,617
	Tai Cheung Holdings, Ltd.	49,000	24,858
	Techtronic Industries Co., Ltd.	43,500	63,026
	Television Broadcasts, Ltd.	9,000	51,817
	Texwinca Holdings, Ltd.	54,000	37,090
	Tianjin Development Holdings, Ltd.	58,000	37,956
	Tingyi (Cayman Islands) Holding Corp.	80,000	41,964
	Titan Petrochemicals Group, Ltd.	440,000	27,935
	Transport International Holdings, Ltd.	10,800	56,814
	Truly International Holdings, Ltd.	16,000	21,898
	Varitronix International, Ltd.	42,000	28,079
	Vision Grande Groupe Holdings, Ltd.	36,000	36,812
	Vitasoy International Holdings, Ltd.	86,000	31,832
	Vtech Holdings, Ltd.	7,000	31,002
	Wharf Holdings, Ltd.	60,000	213,576
	Wheelock and Co., Ltd.	85,000	145,900
	Wheelock Properties, Ltd.	130,000	101,839
	Wing Hang Bank, Ltd.	7,000	62,529
	Wing Lung Bank, Ltd.	5,300	48,475
	Wing On Co. International, Ltd.	27,000	47,208
	Yue Yuen Industrial (Holdings), Ltd.	14,000	38,273
TOTAL COMMON STOCKS			9,379,470

RIGHTS/WARRANTS — (0.0%)
*	Playmates Holdings, Ltd. Warrants 05/27/07	38,800	660

TOTAL — HONG KONG			9,380,130

IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
	Abbey P.L.C.	2,280	29,786
	Allied Irish Banks P.L.C. ADR	26,100	1,250,712
	Anglo Irish Bank Corp. P.L.C.	13,832	215,282
	Bank of Ireland P.L.C.	30,005	544,993
	Bank of Ireland P.L.C. Sponsored ADR	7,800	566,280
*	Blackrock International Land P.L.C.	9,347	4,312
	CRH P.L.C.	27,664	933,122
	CRH P.L.C. Sponsored ADR	2,200	75,416
	DCC P.L.C.	9,161	215,203
*	Dragon Oil P.L.C.	46,859	169,201
*	Elan Corp. P.L.C.	11,725	221,134
	FBD Holdings P.L.C.	2,507	115,264
	Fyffes P.L.C.	9,347	17,230
	Greencore Group P.L.C.	15,492	78,526
*	Horizon Technology Group P.L.C.	10,347	12,471
	IAWS Group P.L.C.	7,685	137,022
	Independent News & Media P.L.C.	29,499	87,779
	Irish Continental Group P.L.C.	2,916	39,439
	Irish Life & Permanent P.L.C.	25,939	625,378
*	Kenmare Resources P.L.C.	45,570	32,763

21

	Kerry Group P.L.C.	6,352	142,587
	Kingspan Group P.L.C.	6,372	114,063
	McInerney Holdings P.L.C.	2,912	45,150
	United Drug P.L.C.	22,455	105,152

TOTAL — IRELAND			5,778,265

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
#	ACEA SpA	5,015	66,734
*	Actelios SpA	5,983	71,371
#	Aedes SpA	9,253	65,357
#	AEM SpA	44,296	101,377
	Aem Torino SpA	9,569	24,017
# *	Alitalia SpA	3,189	3,269
#	Alleanza Assicurazioni SpA	6,399	74,278
	Amplifon SpA	7,580	68,100
#	ASM SpA	20,318	72,269
#	Assicurazioni Generali SpA, Trieste	11,129	405,099
#	Astaldi SpA	4,006	26,548
#	Autogrill SpA, Novara	4,069	63,659
#	Autostrade SpA	4,804	139,586
#	Banca CR Firenze	69,013	195,806
#	Banca Fideuram SpA	13,315	72,819
	Banca Finnat Euramerica SpA	18,038	24,230
#	Banca Intermobiliare SpA	10,740	114,921
#	Banca Intesa SpA	124,760	724,512
#	Banca Monte Dei Paschi di Siena SpA	50,363	293,666
#	Banca Popolare di Milano Scarl	40,199	503,216
#	Banca Popolare d’Etruria e del Lazio Scrl	4,587	87,551
# *	Banca Popolare Italiana	44,804	443,907
#	Banca Profilo SpA	12,834	40,118
#	Banche Popolari Unite Scpa	12,622	314,166
#	Banco di Desio e della Brianza SpA	2,570	20,917
#	Banco Piccolo Valellinese Scarl SpA	4,810	68,332
#	Banco Popolare di Verona e Novara SpA	16,905	462,802
#	Benetton Group SpA	4,521	67,368
	Benetton Group SpA Sponsored ADR	2,400	71,400
#	Biesse SpA	3,460	55,743
	Bipielle Investimenti SpA	11,434	131,024
#	Brembo SpA	3,347	31,237
#	Bulgari SpA	7,050	79,757
#	Buzzi Unicem SpA	6,920	159,246
#	Caltagirone Editore SpA	2,747	23,973
	Caltagirone SpA	4,922	55,093
#	Capitalia SpA	74,339	615,634
#	Cementir SpA	8,046	58,872
#	CIR SpA (Cie Industriale Riunite), Torino	38,318	110,973
	Class Editore SpA	13,119	25,389
#	Compagnia Assicuratrice Unipol SpA	41,006	126,022
	Credito Artigiano SpA	4,821	20,885
#	Credito Bergamasco SpA	2,207	76,911
#	Credito Emiliano SpA	9,884	126,125
	Cremonini SpA	5,288	14,550
#	Danieli & Co. SpA	4,011	45,622

22

#	Davide Campari - Milano SpA	9,355	88,497
	De Longhi SpA	9,010	31,532
# *	Ducati Motor Holding SpA	42,910	39,000
#	Enel SpA	19,879	177,217
*	Enel SpA Sponsored ADR	3,800	170,088
#	Eni SpA	2,426	73,152
	Eni SpA Sponsored ADR	11,750	711,228
#	ERG SpA	3,303	82,042
#	Ergo Previdenza SpA	6,218	38,229
	Esprinet SpA	2,155	39,623
*	Fastweb	6,169	304,746
# *	Fiat SpA	24,282	325,656
*	Fiat SpA Sponsored ADR	7,200	96,624
#	Fondiaria - Sai SpA	6,864	268,384
*	Gemina SpA	28,392	98,721
#	Gewiss SpA	8,038	65,617
#	Granitifiandre SpA	4,023	43,083
#	Hera SpA	19,754	64,097
*	Immobiliare Lombardia SpA	153,261	40,701
#	Immsi SpA	18,651	55,031
*	Impregilo SpA	16,246	62,658
	Indesit Co. SpA	3,161	38,489
#	Interpump Group SpA	3,715	31,789
#	Italcementi SpA	6,434	156,325
#	Italmobiliare SpA	552	46,703
*	Juventus Footbal Club SpA	9,314	14,615
#	Luxottica Group SpA	1,585	43,157
#	Mariella Burani SpA	1,823	49,091
#	Marzotto SpA	6,390	24,378
#	Mediaset SpA	17,047	197,796
#	Mediolanum SpA	6,148	43,373
#	Meliorbanca SpA	9,398	43,263
#	Milano Assicurazioni SpA	17,087	129,993
	Mirato SpA	1,421	15,047
	Mondadori (Arnoldo) Editore SpA	4,339	39,427
#	Navigazione Montanari SpA	7,437	33,865
# *	Permasteelisa SpA	1,921	35,977
# *	Pininfarina SpA	795	27,011
	Pirelli & C.Real Estate SpA	740	50,672
	Premafin Finanziaria SpA	28,500	73,050
#	Premuda SpA	12,844	24,237
#	Recordati SpA	7,385	59,484
	Risanamento Napoli SpA	6,930	44,395
#	SAES Getters SpA	1,051	34,292
#	Saipem SpA	5,158	121,230
#	SanPaolo IMI SpA	21,138	377,592
	SanPaolo IMI SpA Sponsored ADR	3,600	128,880
#	Seat Pagine Gialle SpA	201,983	88,552
#	Snam Rete Gas SpA	12,329	54,245
*	Societa Partecipazioni Finanziarie SpA	31,924	31,266
#	Societe Cattolica di Assicurazoni Scarl SpA	2,898	154,071
	Sogefi SpA	4,308	30,397
#	Sol SpA	7,227	41,212
*	Sorin SpA	13,250	25,079
#	Telecom Italia Media SpA	27,619	11,751

23

#	Telecom Italia SpA	17,080	47,867
*	Telecom Italia SpA Sponsored ADR	8,000	225,280
# *	Tiscali SpA	14,790	48,593
	Tod’s SpA	475	35,467
	Trevi Finanziaria SpA	4,872	40,357
#	UniCredito Italiano SpA	58,561	446,344
#	Valentino Fashion Group SpA	2,670	75,094
	Vianini Lavori SpA	3,453	42,673
#	Vittoria Assicurazioni SpA	1,943	26,746

TOTAL — ITALY			12,629,502

JAPAN — (22.1%)
COMMON STOCKS — (22.1%)
*	A&A Material Corp.	12,000	20,989
	Achilles Corp.	17,000	30,798
	Adeka Corp.	7,000	98,587
	Aderans Co., Ltd.	1,900	52,735
#	Advan Co., Ltd.	1,600	26,074
	Advantest Corp.	1,000	102,293
	AEON Co., Ltd.	6,400	137,064
	Aeon Fantasy Co., Ltd.	500	18,574
	Aeon Mall Co., Ltd.	1,600	71,422
	Aica Kogyo Co., Ltd.	5,000	67,429
	Aichi Corp.	4,600	48,037
	Aichi Machine Industry Co., Ltd.	8,000	25,818
#	Aichi Steel Corp.	11,000	80,927
	Aioi Insurance Co., Ltd.	31,000	211,792
	Aiphone Co., Ltd.	2,300	39,618
	Air Water, Inc.	11,000	118,487
	Airport Facilities Co., Ltd.	6,000	40,326
	Aisan Industry Co., Ltd.	3,600	38,824
	Aisin Seiki Co., Ltd.	7,400	254,535
	Ajinomoto Co., Inc.	29,000	343,223
	Akebono Brake Industry Co., Ltd.	5,000	48,198
	Alfresa Holdings Corp.	1,900	119,983
	Aloka Co., Ltd.	4,000	42,897
#	Alpha Systems, Inc.	1,300	42,804
	Alpine Electronics, Inc.	2,800	40,099
	Alps Electric Co., Ltd.	14,000	183,780
#	Alps Logistics Co., Ltd.	2,000	40,875
	Amada Co., Ltd.	31,000	316,249
	Amano Corp.	5,000	78,495
#	Ando Corp.	9,000	23,873
#	Anritsu Corp.	4,000	23,648
	AOC Holdings, Inc.	2,900	50,841
	AOKI Holdings, Inc.	2,000	37,151
	Aoyama Trading Co., Ltd.	5,200	166,353
	Ariake Japan Co., Ltd.	900	21,484
	Arisawa Manufacturing Co., Ltd.	2,700	57,210
# *	ART Corp.	1,000	31,518
	As One Corp.	1,600	44,585
	Asahi Breweries, Ltd.	17,900	263,321
	Asahi Diamond Industrial Co., Ltd.	3,000	27,509
	Asahi Glass Co., Ltd.	11,000	146,421

24

	Asahi Kasei Corp.	52,000	334,792
	Asahi Organic Chemicals Industry Co., Ltd.	10,000	42,290
	Asahi Pretec Corp.	1,600	50,279
	Asahi Soft Drinks Co., Ltd.	3,000	47,599
	Asatsu-Dk, Inc.	4,000	136,741
	Asics Corp.	5,000	54,262
	ASKA Pharmaceutical Co., Ltd.	3,000	26,381
	Astellas Pharma, Inc.	12,900	506,349
#	Asunaro Aoki Construction Co., Ltd.	4,000	34,706
	Autobacs Seven Co., Ltd.	2,800	121,538
	Avex Group Holdings, Inc.	600	15,925
#	Bando Chemical Industries, Ltd.	15,000	68,115
*	Bank of the Ryukyus, Ltd.	2,600	67,321
	Bank of Yokohama, Ltd.	51,000	364,341
	Belluna Co., Ltd.	1,900	36,858
	Benesse Corp.	5,200	190,864
#	Best Denki Co., Ltd.	8,000	32,448
	Bookoff Corp.	1,000	21,239
	Bosch Corp.	18,000	93,136
	Bridgestone Corp.	13,000	266,850
	Brother Industries, Ltd.	21,000	206,194
	Bull-Dog Sauce Co., Ltd.	3,000	36,512
	Bunka Shutter Co., Ltd.	7,000	44,860
	Calpis Co., Ltd.	6,000	59,900
	Calsonic Kansei Corp.	13,000	92,586
#	Canon Electronics, Inc.	1,000	37,680
	Canon Finetech, Inc.	2,000	37,812
	Canon Marketing Japan, Inc.	8,000	170,304
	Canon, Inc. ADR	5,300	372,060
#	Capcom Co., Ltd.	5,800	61,419
	Casio Computer Co., Ltd.	2,000	34,209
	Cawachi, Ltd.	1,200	43,551
	Central Finance Co., Ltd.	4,000	36,415
	Central Glass Co., Ltd.	14,000	82,559
	Central Japan Railway Co.	18	179,660
	Century Leasing System, Inc.	2,300	35,687
	CFS Corp.	4,500	29,462
	Chino Corp.	8,000	26,664
	Chiyoda Co., Ltd.	2,600	63,390
	Chiyoda Corp.	3,000	59,135
	Chubu Electric Power Co., Ltd.	6,100	168,085
	Chudenko Corp.	2,600	43,507
	Chuetsu Pulp and Paper Co., Ltd.	10,000	25,550
# *	Chugai Mining Co., Ltd.	20,600	16,849
	Chugai Pharmaceutical Co., Ltd.	3,700	79,863
	Chugai Ro Co., Ltd.	8,000	29,349
#	Chugoku Marine Paints, Ltd.	7,000	44,107
	Chuo Spring Co., Ltd., Nagoya	7,000	40,077
	Circle K Sunkus Co., Ltd.	3,000	69,089
	Citizen Watch Co., Ltd.	32,000	296,109
#	CKD Corp.	2,000	32,281
	Clarion Co., Ltd.	20,000	34,065
	Cleanup Corp.	4,000	38,659
	CMK Corp.	4,700	72,272
	Coca-Cola Central Japan Co., Ltd.	3	26,966

25

	Coca-Cola West Japan Co., Ltd.	3,400	79,390
# *	Columbia Music Entertainment, Inc.	23,000	27,488
	Commuture Corp.	3,000	32,265
	Computer Engineering & Consulting, Ltd.	2,800	36,053
	Comsys Holdings Corp.	11,000	129,972
	Corona Corp.	2,100	37,442
	Cosel Co., Ltd.	1,600	31,733
	Cosmo Oil Co., Ltd.	42,000	203,147
#	Cosmo Securities Co., Ltd.	14,000	30,415
	Credit Saison Co., Ltd.	3,400	171,078
	CSK Holdings Corp.	2,800	131,877
#	Culture Convenience Club Co., Ltd.	3,600	44,073
#	D&M Holdings, Inc.	2,000	7,420
	Dai Nippon Printing Co., Ltd.	19,000	313,770
	Dai Nippon Screen Mfg. Co., Ltd.	10,000	98,561
	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	65,763
	Daibiru Corp.	4,000	44,945
	Daicel Chemical Industries, Ltd.	24,000	186,620
	Dai-Dan Co., Ltd.	4,000	25,377
	Daido Steel Co., Ltd.	14,000	116,711
	Daifuku Co., Ltd.	2,000	31,368
	Daihatsu Motor Co., Ltd.	23,000	222,228
	Daihen Corp.	13,000	72,320
	Daiho Corp.	10,000	25,288
	Dai-Ichi Jitsugyo Co., Ltd.	7,000	36,970
#	Daiken Corp.	10,000	38,684
#	Daiki Co., Ltd.	2,200	26,784
	Daikin Industries, Ltd.	3,000	98,552
#	Daiko Clearing Services Corp.	2,000	35,814
*	Daikyo, Inc.	7,000	32,454
	Daimaru, Inc.	5,000	67,485
	Daimei Telecom Engineering Corp.	4,000	49,784
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	8,000	42,980
	Dainippon Ink & Chemicals, Inc.	42,000	160,904
#	Daio Paper Corp.	6,000	60,710
	Daiso Co., Ltd.	11,000	37,493
	Daisyo Corp.	2,500	38,395
	Daito Trust Construction Co., Ltd.	1,700	92,875
	Daiwa House Industry Co., Ltd.	22,000	348,056
	Daiwa Securities Co., Ltd.	13,000	161,392
#	Daiwabo Co., Ltd.	17,000	76,642
	Daiwabo Information System Co., Ltd.	1,500	26,357
	Denki Kagaku Kogyo KK	36,000	161,906
#	Denki Kogyo Co., Ltd.	5,000	45,748
	Denso Corp.	11,800	412,564
	Dentsu, Inc.	68	198,209
#	Denyo Co., Ltd.	2,000	28,384
	Descente, Ltd.	6,000	30,789
	Diamond City Co., Ltd.	900	36,037
	Disco Corp.	700	40,231
	Don Quijote Co., Ltd.	1,000	73,572
	Doshisha Co., Ltd.	2,900	61,139
	Doutor Coffee Co., Ltd.	1,000	17,144
	Dowa Mining Co., Ltd.	6,000	54,104
	DTS Corp.	1,100	37,708

26

	DyDo Drinco, Inc.	1,100	48,755
	Eagle Industry Co., Ltd.	4,000	45,505
	East Japan Railway Co.	25	178,912
	Ebara Corp.	25,000	113,756
	Edion Corp.	3,800	82,451
	Eisai Co., Ltd.	1,700	77,442
	Eizo Nanao Corp.	800	28,361
#	Eneserve Corp.	1,700	13,660
	Enplas Corp.	800	16,378
	Exedy Corp.	1,700	57,414
	Ezaki Glico Co., Ltd.	9,000	93,544
	FamilyMart Co., Ltd.	5,500	157,433
	Fancl Corp.	3,000	51,562
	Fanuc, Ltd.	1,100	98,131
	Fast Retailing Co., Ltd.	300	26,308
# *	FDK Corp.	12,000	20,835
	Foster Electric Co., Ltd.	2,000	36,196
	FP Corp.	1,600	57,077
#	France Bed Holdings Co., Ltd.	8,000	18,154
	Fuji Co., Ltd.	2,400	38,998
	Fuji Electric Holdings Co., Ltd.	32,000	171,349
	Fuji Heavy Industries, Ltd.	40,000	237,695
	Fuji Oil Co., Ltd.	6,700	69,162
	Fuji Photo Film Co., Ltd.	15,000	491,781
	Fuji Soft ABC, Inc.	1,800	58,473
	Fujicco Co., Ltd.	3,600	44,067
	Fujikura, Ltd.	23,000	259,942
#	Fujita Corp.	3,700	26,047
	Fujitec Co., Ltd.	7,000	49,664
	Fujitsu Business Systems, Ltd.	2,600	43,917
	Fujitsu Devices, Inc.	2,000	29,587
*	Fujitsu General, Ltd.	13,000	41,009
	Fujitsu, Ltd.	34,000	252,212
	Fukuda Corp.	5,000	25,033
#	Fukushima Bank, Ltd.	9,000	14,962
	Fukuyama Transporting Co., Ltd.	16,000	60,213
	Funai Electric Co., Ltd.	2,300	227,991
	Furukawa Co., Ltd.	11,000	23,859
	Furusato Industries, Ltd.	2,000	33,930
	Fuso Pharmaceutical Industries, Ltd.	9,000	32,130
	Futaba Corp.	3,400	90,120
#	Futaba Industrial Co., Ltd.	5,000	122,265
	Fuyo General Lease Co., Ltd.	1,000	38,057
	Gakken Co., Ltd.	10,000	28,798
	Gigas K’s Denki Corp.	1,800	51,501
	Glory, Ltd.	3,800	77,642
#	GMO Internet, Inc.	2,500	34,285
	Godo Steel, Ltd.	9,000	54,467
	Goldcrest Co., Ltd.	1,000	55,092
*	Goldwin, Inc.	8,000	26,651
# *	GS Yuasa Corp.	15,000	41,286
*	GSI Creos Corp.	12,000	20,233
	Gulliver International Co., Ltd.	330	37,770
	Gun-Ei Chemical Industry Co., Ltd.	9,000	31,055
	Gunze, Ltd.	20,000	119,583

27

	Hagoromo Foods Corp.	3,000	31,969
	Hakuto Co., Ltd.	1,200	17,221
#	Hamamatsu Photonics K.K.	1,400	45,795
	Hankyu Department Stores, Inc.	14,000	119,859
#	Hankyu Holdings, Inc.	32,000	167,403
	Hanshin Electric Railway Co., Ltd.	7,000	59,020
	Hanwa Co., Ltd.	18,000	75,201
	Happinet Corp.	1,100	27,142
*	Haseko Corp.	21,000	72,974
	Heiwa Corp.	3,700	52,609
	Heiwado Co., Ltd.	4,000	80,473
	Hibiya Engineering, Ltd.	4,000	37,376
	Higashi-Nippon Bank, Ltd.	15,000	70,763
	Hikari Tsushin, Inc.	1,200	67,104
	Hino Motors, Ltd.	24,000	140,094
	Hirose Electric Co., Ltd.	500	64,780
	HIS Co., Ltd.	1,200	32,981
	Hisamitsu Pharmaceutical Co., Inc.	3,000	93,653
	Hitachi Cable, Ltd.	12,000	56,336
	Hitachi High-Technologies Corp.	8,700	250,796
	Hitachi Information Systems, Ltd.	3,200	76,053
	Hitachi Koki Co., Ltd.	5,000	78,397
	Hitachi Kokusai Electric, Inc.	7,000	83,980
	Hitachi Maxell, Ltd.	4,700	63,544
	Hitachi Medical Corp.	4,000	45,576
	Hitachi Metals, Ltd.	5,000	51,171
#	Hitachi Plant Technologies, Ltd.	3,000	16,860
#	Hitachi Software Engineering Co., Ltd.	3,400	56,726
	Hitachi Systems & Services, Ltd.	1,000	23,054
	Hitachi Tool Engineering, Ltd.	1,000	22,766
	Hitachi Transport System, Ltd.	4,000	39,152
*	Hitachi Zosen Corp.	18,000	24,915
	Hitachi, Ltd. ADR	10,100	686,497
	Hochiki Corp.	5,000	30,428
	Hodogaya Chemical Co., Ltd.	7,000	28,224
	Hogy Medical Co., Ltd.	800	41,631
	Hokkaido Electric Power Co., Inc.	2,400	56,382
	Hokkoku Bank, Ltd.	24,000	109,331
	Hokuetsu Paper Mills, Ltd.	13,000	75,721
	Hokuhoku Financial Group, Inc.	21,000	88,597
	Hokuriku Electric Power Co., Inc.	2,000	46,464
	Hokuto Corp.	1,300	21,957
	Homac Corp.	3,600	61,430
	Honda Motor Co., Ltd.	500	32,970
	Honda Motor Co., Ltd. ADR	30,500	1,007,415
	Horiba, Ltd.	1,000	32,524
	Horipro, Inc.	2,000	20,911
	Hosiden Corp.	6,400	73,149
#	House Foods Corp.	7,700	121,822
	Hoya Corp.	2,100	80,499
	Ibiden Co., Ltd.	1,800	90,799
	IBJ Leasing Co., Ltd.	2,000	59,249
	Ichiyoshi Securities Co., Ltd.	2,000	32,200
	Icom, Inc.	800	22,893
#	Idec Corp.	1,500	27,027

28

	Ihara Chemical Industry Co., Ltd.	7,000	28,988
	Iino Kaiun Kaisha, Ltd.	5,000	43,851
#	Impact 21 Co., Ltd.	1,600	36,938
#	Impress Holdings, Inc.	43	14,592
	Inaba Denki Sangyo Co., Ltd.	1,700	61,401
	Inaba Seisakusho Co., Ltd.	1,500	25,111
	Inabata and Co., Ltd.	4,000	32,893
	Inageya Co., Ltd.	5,000	37,764
# *	Ines Corp.	2,800	19,813
*	INPEX Holdings, Inc.	12	114,693
	Intec, Inc.	3,000	47,102
#	Invoice, Inc.	490	15,132
#	Iseki & Co., Ltd.	16,000	59,853
	Isetan Co., Ltd.	7,600	138,792
*	Ishihara Sangyo Kaisha, Ltd.	35,000	66,978
#	Ishikawajima-Harima Heavy Industries Co., Ltd.	50,000	160,868
#	Isuzu Motors, Ltd.	31,000	108,506
	ITO EN, Ltd.	1,000	32,637
	Itochu Corp.	11,000	93,686
	Itochu Enex Co., Ltd.	2,600	16,687
	Itochu Shokuh Co., Ltd.	900	33,304
	Itochu Techno-Science Corp.	2,000	92,515
	Itoham Foods, Inc.	11,000	46,973
	Itoki Crebio Corp.	5,000	57,563
	Iwasaki Electric Co., Ltd.	8,000	23,711
#	Iwatani International Corp.	14,000	47,949
#	Izumi Co., Ltd.	1,200	43,621
	Izumiya Co., Ltd.	3,000	24,411
# *	J Bridge Corp.	2,600	12,987
*	Janome Sewing Machine Co., Ltd.	10,000	18,705
	Japan Airport Terminal Co., Ltd.	3,000	30,191
	Japan Aviation Electronics Industry, Ltd.	3,000	43,629
#	Japan Cash Machine Co., Ltd.	1,100	19,887
	Japan Digital Laboratory Co., Ltd.	2,400	33,781
#	Japan Medical Dynamic Marketing, Inc.	2,600	18,925
#	Japan Petroleum Exploration Co., Ltd.	2,000	136,046
#	Japan Pulp and Paper Co., Ltd.	10,000	40,437
# *	Japan Radio Co., Ltd.	9,000	29,488
#	Japan Transcity Corp.	6,000	29,932
#	Japan Vilene Co., Ltd.	3,000	21,787
	Jastec Co., Ltd.	3,000	33,003
#	Jeol, Ltd.	7,000	47,894
	JFE Holdings, Inc.	10,100	436,383
	JFE Shoji Holdings, Inc.	5,000	25,301
	JGC Corp.	3,000	44,862
*	Joban Kosan Co., Ltd.	13,000	24,297
	J-Oil Mills, Inc.	5,000	25,645
#	Joshin Denki Co., Ltd.	5,000	37,231
	JS Group Corp.	14,000	295,334
	JSAT Corp.	14	41,739
	JSP Corp.	3,400	35,770
	JSR Corp., Tokyo	2,000	52,708
	JTEKT Corp.	2,000	39,855
	Juki Corp.	5,000	23,210
	Juroku Bank, Ltd.	24,000	143,009

29

	Kadokawa Holdings, Inc.	1,600	57,441
	Kaga Electronics Co., Ltd.	800	16,963
#	Kagome Co., Ltd.	2,800	36,191
#	Kahma Co., Ltd.	2,700	73,746
	Kajima Corp.	16,000	78,780
	Kaken Pharmaceutical Co., Ltd.	8,000	59,314
	Kamei Corp.	4,000	31,454
	Kamigumi Co., Ltd.	25,000	203,656
	Kanaden Corp.	5,000	33,850
	Kanamoto Co., Ltd.	5,000	43,425
	Kandenko Co., Ltd.	8,000	62,486
	Kaneka Corp.	24,000	232,813
*	Kanematsu Corp.	32,000	60,738
	Kansai Electric Power Co., Inc.	5,100	121,529
	Kansai Paint Co., Ltd.	20,000	179,185
	Kanto Auto Works, Ltd.	5,200	68,278
	Kanto Natural Gas Development Co., Ltd.	5,000	40,607
	Kao Corp.	3,000	74,850
	Kasumi Co., Ltd.	6,000	40,138
#	Katakura Industries Co., Ltd.	2,000	34,387
	Kato Sangyo Co., Ltd.	2,000	33,372
	Kato Works Co., Ltd.	7,000	25,271
	Katokichi Co., Ltd.	7,800	69,155
	Kawada Industries, Inc.	10,000	25,823
	Kawasaki Heavy Industries, Ltd.	23,000	77,280
#	Kawasaki Kisen Kaisha, Ltd.	37,000	231,986
#	Kayaba Industry Co., Ltd.	11,000	43,615
	KDDI Corp.	21	131,745
	Keihanshin Real Estate Co., Ltd.	5,000	37,419
	Keihin Corp.	2,800	62,516
	Keihin Electric Express Railway Co., Ltd.	12,000	94,234
	Keio Corp.	18,000	118,739
	Keisei Electric Railway Co., Ltd.	14,000	82,891
#	Keiyo Co., Ltd.	5,100	49,334
#	Kentucky Fried Chicken Japan, Ltd.	2,000	37,835
	Kenwood Corp.	17,000	33,111
	Key Coffee, Inc.	2,200	31,095
#	Kikkoman Corp.	13,000	165,399
	Kinden Corp.	13,000	117,141
	Kinki Coca-Cola Bottling Co., Ltd.	2,000	20,971
#	Kinki Sharyo Co., Ltd.	7,000	31,412
	Kintetsu Corp.	22,000	78,537
	Kintetsu World Express, Inc.	1,000	24,086
#	Kinugawa Rubber Industrial Co., Ltd.	11,000	20,183
	Kioritz Corp.	8,000	28,780
	Kirin Beverage Corp.	2,000	59,351
	Kirin Brewery Co., Ltd.	28,000	448,227
#	Kishu Paper Co., Ltd.	10,000	21,149
	Kisoji Co., Ltd.	2,000	39,159
	Kissei Pharmaceutical Co., Ltd.	4,000	73,211
#	Kitano Construction Corp.	10,000	27,311
	Kitz Corp.	5,000	43,431
*	Kiyo Holdings, Inc.	17,000	37,914
	Koa Corp.	2,100	28,148
	Kobayashi Pharmaceutical Co., Ltd.	2,200	91,446

30

	Kobe Steel, Ltd.	48,000	159,222
	Koei Co., Ltd.	2,100	39,211
	Koito Industries, Ltd.	7,000	36,587
	Koito Manufacturing Co., Ltd.	9,000	141,376
#	Kojima Co., Ltd.	3,200	39,967
*	Kokusai Kogyo Co., Ltd.	6,000	20,700
	Kokuyo Co., Ltd.	6,900	121,712
	Komatsu Electronics Metals Co., Ltd.	1,600	43,802
	Komatsu, Ltd.	6,000	120,969
	Komeri Co., Ltd.	2,400	83,243
	Komori Corp.	7,000	145,880
	Konaka Co., Ltd.	1,800	37,859
	Konami Co., Ltd.	2,400	56,102
*	Konica Minolta Holdings, Inc.	16,500	199,257
	Kose Corp.	1,100	36,903
#	Kosei Securities Co., Ltd.	13,000	25,913
	Kubota Corp.	11,000	102,646
*	Kubota Corp. Sponsored ADR	1,000	46,710
	Kumiai Chemical Industry Co., Ltd.	10,000	25,742
	Kurabo Industries, Ltd.	16,000	49,760
	Kuraray Co., Ltd.	19,500	235,623
	Kureha Corp.	13,000	62,015
	Kurimoto, Ltd.	11,000	35,773
	Kurita Water Industries, Ltd.	9,200	193,731
#	Kuroda Electric Co., Ltd.	2,600	33,868
#	Kurosaki Harima Corp.	8,000	30,458
	Kyocera Corp.	3,000	250,611
	Kyocera Corp. Sponsored ADR	2,000	167,000
	Kyoden Co., Ltd.	7,000	30,884
	Kyodo Printing Co., Ltd.	15,000	64,353
#	Kyodo Shiryo Co., Ltd.	17,000	28,913
#	Kyoei Tanker Co., Ltd.	8,000	21,249
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,700	31,060
	Kyokuyo Co., Ltd.	13,000	33,433
	KYORIN Co., Ltd.	2,000	23,582
#	Kyoritsu Maintenance Co., Ltd.	1,200	43,134
	Kyosan Electric Manufacturing Co., Ltd.	9,000	34,049
	Kyowa Exeo Corp.	7,000	89,682
	Kyowa Hakko Kogyo Co., Ltd.	30,000	205,560
	Kyudenko Corp.	5,000	30,321
	Kyushu Electric Power Co., Inc.	5,100	118,503
# *	Kyushu-Shinwa Holdings, Inc.	13,000	22,398
#	Laox Co., Ltd.	10,000	34,849
	Lawson Inc.	3,300	120,287
	Leopalace21 Corp.	2,000	60,376
	Life Corp.	3,000	44,254
	Lintec Corp.	4,000	106,173
#	Lion Corp.	19,000	123,186
#	Mabuchi Motor Co., Ltd.	2,700	159,116
	Macnica, Inc.	1,200	32,359
	Maeda Corp.	11,000	62,818
	Maeda Road Construction Co., Ltd.	3,000	22,835
	Maezawa Industries, Inc.	3,100	21,742
	Makino Milling Machine Co., Ltd.	2,000	24,480
	Makita Corp.	4,000	124,835

31

	Makita Corp. Sponsored ADR	2,600	80,938
	Mandom Corp.	900	22,222
	Mars Engineering Corp.	900	26,152
	Marubeni Corp.	58,000	315,620
	Marubun Corp.	2,800	39,140
	Marudai Food Co., Ltd.	13,000	32,632
	Maruei Department Store Co., Ltd.	9,000	19,815
#	Maruha Group, Inc.	17,000	48,929
	Marui Co., Ltd.	14,000	243,130
	Maruichi Steel Tube, Ltd.	6,000	134,459
#	Marusan Securities Co., Ltd.	4,000	59,368
	Maruwa Co., Ltd.	1,200	33,074
#	Maruyama Manufacturing Co., Inc.	7,000	23,176
#	Matsuda Sangyo Co., Ltd.	2,200	38,538
#	Matsui Securities Co., Ltd.	2,700	29,789
	Matsumotokiyoshi Co., Ltd.	4,600	116,474
	Matsushita Electric Industrial Co., Ltd.	36,000	783,334
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	23,300	508,639
	Matsushita Electric Works, Ltd.	20,000	231,891
#	Matsuya Co., Ltd.	2,000	33,053
#	Matsuzakaya Co., Ltd.	6,000	44,764
#	Max Co., Ltd.	4,000	60,801
	Mazda Motor Corp.	13,000	78,634
	Mediceo Paltac Holdings Co., Ltd.	13,400	256,727
#	Megachips Corp.	2,900	52,622
#	Meidensha Corp.	13,000	48,789
	Meiji Dairies Corp.	18,000	125,909
#	Meiji Seika Kaisha, Ltd. Tokyo	30,000	146,191
	Meitec Corp.	1,200	37,924
	Meito Sangyo Co., Ltd.	2,300	43,532
	Mercian Corp.	13,000	35,020
	Mikuni Coca-Cola Bottling Co., Ltd.	4,000	46,414
	Millea Holdings, Inc.	29	513,277
	Millea Holdings, Inc. ADR	3,005	267,325
	Minebea Co., Ltd.	14,000	83,391
	Ministop Co., Ltd.	1,000	20,271
	Miraca Holdings, Inc.	4,500	119,631
*	Misawa Homes Holdings, Inc.	1,000	42,109
	MISUMI Group, Inc.	1,000	19,420
	Mito Securities Co., Ltd.	5,000	37,356
	Mitsuba Corp.	3,000	34,773
	Mitsubishi Corp.	9,000	191,252
	Mitsubishi Electric Corp.	13,000	106,290
	Mitsubishi Estate Co., Ltd.	7,000	137,834
	Mitsubishi Gas Chemical Co., Inc.	11,000	135,084
	Mitsubishi Heavy Industries, Ltd.	95,000	422,468
# *	Mitsubishi Kakoki Kaisha, Ltd.	7,000	22,811
	Mitsubishi Logistics Corp.	10,000	151,581
	Mitsubishi Materials Corp.	10,000	45,039
# *	Mitsubishi Motors Corp.	50,000	98,240
*	Mitsubishi Paper Mills, Ltd.	23,000	42,322
	Mitsubishi Pencil Co., Ltd.	3,000	35,873
	Mitsubishi Plastics, Inc.	14,000	46,045
	Mitsubishi Rayon Co., Ltd.	13,000	113,477
#	Mitsubishi Steel Manufacturing Co., Ltd.	6,000	32,513

32

	Mitsubishi UFJ Financial Group, Inc.	44	604,591
	Mitsubishi UFJ Financial Group, Inc. ADR	6,000	82,560
	Mitsubishi UFJ Securities Co., Ltd.	12,000	169,362
	Mitsuboshi Belting, Ltd.	6,000	41,157
	Mitsui & Co., Ltd.	19,000	269,496
	Mitsui & Co., Ltd. Sponsored ADR	400	114,792
	Mitsui Chemicals, Inc.	34,000	240,315
	Mitsui Engineering and Shipbuilding Co., Ltd.	61,000	181,148
#	Mitsui High-Tec, Inc.	2,300	26,022
	Mitsui Home Co., Ltd.	3,000	23,063
	Mitsui Mining and Smelting Co., Ltd.	21,000	136,345
# *	Mitsui Mining Co., Ltd.	15,000	30,508
	Mitsui O.S.K. Lines, Ltd.	14,000	98,744
	Mitsui Sugar Co., Ltd.	5,000	21,586
	Mitsui Sumitoma Insurance Co., Ltd.	37,000	455,149
	Mitsui Trust Holdings, Inc.	5,000	60,216
	Mitsui-Soko Co., Ltd.	9,000	48,324
	Mitsukoshi, Ltd.	33,000	170,916
	Mitsumi Electric Co., Ltd.	6,400	78,665
	Mitsuuroko Co., Ltd.	6,000	43,719
	Miura Co., Ltd.	1,300	33,042
	Miyazaki Bank, Ltd.	10,000	51,232
#	Miyoshi Oil & Fat Co., Ltd.	13,000	29,180
	Mizuho Financial Group, Inc.	55	447,362
#	Mizuho Investors Securities Co., Ltd.	12,000	34,307
	Mizuho Trust & Banking Co., Ltd.	10,000	27,092
	Mizuno Corp.	9,000	60,092
	Mochida Pharmaceutical Co., Ltd.	6,000	54,738
#	Modec, Inc.	1,300	29,763
	Mori Seiki Co., Ltd.	5,300	112,925
	Morinaga & Co., Ltd.	21,000	59,207
	Morinaga Milk Industry Co., Ltd.	20,000	75,204
	Morita Corp.	9,000	68,655
#	MOS Food Services, Inc.	3,000	45,103
	Moshi Moshi Hotline, Inc.	450	15,810
	Murata Manufacturing Co., Ltd.	4,000	262,308
	Musashino Bank, Ltd.	2,400	136,677
	Myojo Foods Co., Ltd.	5,000	29,629
	Nabtesco Corp.	7,000	78,470
	Nachi-Fujikoshi Corp.	5,000	28,198
	Nagase & Co., Ltd.	12,000	170,132
	Nagoya Railroad Co., Ltd.	31,000	104,401
	Nakabayashi Co., Ltd.	9,000	24,926
	Nakamuraya Co., Ltd.	5,000	31,626
	Nakayama Steel Works, Ltd.	8,000	35,399
	Namco Bandai Holdings, Inc.	8,000	117,003
	NEC Corp.	95,000	572,587
	NEC Corp. Sponsored ADR	6,000	36,240
#	NEC Fielding, Ltd.	2,800	37,371
	NEC Mobiling, Ltd.	1,700	32,222
	NEC System Integration & Construction, Ltd.	1,600	20,282
#	NEC Tokin Corp.	5,000	33,585
	NEOMAX Co., Ltd.	3,000	63,636
	Net One Systems Co., Ltd.	46	92,360
	Neturen Co., Ltd., Tokyo	3,100	34,342

33

	NGK Insulators, Ltd.	12,000	142,925
	NGK Spark Plug Co., Ltd.	13,000	260,720
	NHK Spring Co., Ltd.	4,000	46,456
	Nice Corp.	8,000	30,372
	Nichia Steel Works, Ltd.	6,000	28,986
	Nichias Corp.	8,000	58,009
	Nichicon Corp.	6,000	75,326
	Nichiha Corp.	2,000	41,497
#	Nichii Gakkan Co.	900	18,379
#	Nichimo Corp.	15,000	17,604
	Nichirei Corp.	22,000	119,446
	Nichiro Corp.	8,000	17,597
	Nidec Copal Corp.	3,300	48,161
	Nidec Corp.	1,300	98,021
	Nidec Sankyo Corp.	3,000	40,096
#	Nidec Tosok Corp.	2,600	36,713
#	Nifco, Inc.	4,000	82,707
	Nihon Dempa Kogyo Co., Ltd.	1,400	49,796
	Nihon Kohden Corp.	3,000	51,671
#	Nihon Parkerizing Co., Ltd.	2,000	34,285
	Nihon Unisys, Ltd.	3,600	56,417
	Nikken Chemicals Co., Ltd.	10,000	31,609
#	Nikkiso Co., Ltd.	4,000	42,844
	Nikko Cordial Corp.	20,000	295,108
	Nikon Corp.	5,000	97,101
	Nintendo Co., Ltd.	1,700	289,530
	Nippo Corp.	3,000	27,109
	Nippon Beet Sugar Manufacturing Co., Ltd.	27,000	81,714
	Nippon Carbon Co., Ltd.	11,000	34,834
	Nippon Ceramic Co., Ltd.	3,000	40,073
	Nippon Chemical Industrial Co., Ltd.	11,000	34,002
	Nippon Chemi-Con Corp.	11,000	69,676
	Nippon Concrete Industries Co., Ltd.	9,000	24,011
#	Nippon Denko Co., Ltd.	11,000	32,821
	Nippon Densetsu Kogyo Co., Ltd.	6,000	42,642
	Nippon Denwa Shisetu Co., Ltd.	8,000	31,629
	Nippon Electric Glass Co., Ltd.	3,000	66,055
	Nippon Express Co., Ltd.	48,000	241,609
	Nippon Fine Chemical Co., Ltd.	5,000	33,797
	Nippon Flour Mills Co., Ltd.	12,000	57,932
	Nippon Gas Co., Ltd.	5,000	42,515
#	Nippon Kayaku Co., Ltd.	17,000	145,235
	Nippon Koei Co., Ltd., Tokyo	7,000	22,884
	Nippon Konpo Unyu Soko Co., Ltd.	3,000	42,698
	Nippon Light Metal Co., Ltd.	44,000	117,993
	Nippon Meat Packers, Inc.	16,000	201,971
#	Nippon Metal Industry Co., Ltd.	18,000	41,841
	Nippon Mining Holdings, Inc.	31,500	276,957
	Nippon Mitsubishi Oil Corp.	63,000	462,614
	Nippon Paint Co., Ltd.	19,000	89,321
	Nippon Paper Group, Inc.	51	210,707
	Nippon Restaurant System, Inc.	1,300	43,795
	Nippon Seiki Co., Ltd.	3,000	60,506
	Nippon Sharyo, Ltd.	28,000	67,547
#	Nippon Sheet Glass Co., Ltd.	39,000	204,369

34

	Nippon Shinyaku Co., Ltd.	3,000	26,319
	Nippon Shokubai Co., Ltd.	12,000	150,413
	Nippon Signal Co., Ltd.	10,000	95,070
*	Nippon Soda Co., Ltd.	12,000	63,758
	Nippon Steel Corp.	145,000	544,572
	Nippon Suisan Kaisha, Ltd.	21,000	106,059
	Nippon System Development Co., Ltd.	800	25,924
	Nippon Thompson Co., Ltd.	6,000	71,060
#	Nippon Yakin Kogyo Co., Ltd.	9,500	41,461
	Nippon Yusen KK	48,000	311,501
	Nipponkoa Insurance Co., Ltd.	16,000	139,893
	Nipro Corp.	2,000	37,431
#	Nishimatsu Construction Co., Ltd.	21,000	83,691
	Nishimatsuya Chain Co., Ltd.	900	16,804
	Nishi-Nippon Bank, Ltd.	37,000	172,304
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,721
	Nissan Chemical Industries, Ltd.	5,000	68,917
	Nissan Diesel Motor Co., Ltd.	6,000	29,802
	Nissan Motor Co., Ltd.	44,900	543,521
	Nissan Shatai Co., Ltd.	7,000	47,190
	Nissay Dowa General Insurance Co., Ltd.	25,000	156,847
	Nissei Corp.	3,100	42,158
	Nissen Co., Ltd.	2,300	34,831
	Nissha Printing Co., Ltd.	2,000	78,422
	Nisshin Fudosan Co., Ltd.	2,400	35,032
	Nisshin Seifun Group, Inc.	18,200	196,821
	Nisshin Steel Co., Ltd.	78,000	262,548
	Nisshinbo Industries, Inc.	15,000	160,306
	Nissin Corp.	8,000	30,106
#	Nissin Electric Co., Ltd.	4,000	20,224
	Nissin Food Products Co., Ltd.	8,200	287,453
	Nissin Kogyo Co., Ltd.	3,000	54,311
	Nissin Sugar Manufacturing Co., Ltd.	7,000	24,210
	Nitta Corp.	2,100	43,365
	Nittetsu Mining Co., Ltd.	6,000	46,263
#	Nitto Boseki Co., Ltd.	21,000	63,995
	Nitto Denko Corp.	1,300	100,341
	Nitto Electric Works, Ltd.	1,200	22,389
	Nitto FC Co., Ltd.	5,000	34,829
	Nitto Kohki Co., Ltd.	1,400	33,085
	NIWS Co. HQ, Ltd.	24	24,458
	NOF Corp.	14,000	80,946
	NOK Corp.	1,000	30,670
	Nomura Co., Ltd.	7,000	43,679
	Nomura Holdings, Inc. ADR	26,000	512,200
	Nomura Research Institute, Ltd.	800	95,046
	Nomura Securities Co., Ltd.	9,000	177,219
	Noritake Co., Ltd.	7,000	41,909
	Noritsu Koki Co., Ltd.	1,800	39,976
	Noritz Corp.	1,800	32,008
#	Nosan Corp.	8,000	26,176
	NS Solutions Corp.	1,400	32,799
	NSK, Ltd.	19,000	161,083
	NTN Corp.	26,000	207,079
	NTT Data Corp.	8	34,048

35

	NTT DoCoMo, Inc.	427	694,191
	NTT DoCoMo, Inc. Sponsored ADR	2,400	39,096
	Obayashi Corp.	33,000	234,180
	Obic Co., Ltd.	300	61,955
	Odakyu Electric Railway Co., Ltd.	7,000	42,109
	Oiles Corp.	1,700	34,967
	Oji Paper Co., Ltd.	43,000	241,026
	Okabe Co., Ltd.	7,000	28,687
	Okamoto Industries, Inc.	9,000	36,193
#	Okamura Corp.	8,000	82,674
	Okasan Holdings, Inc.	6,000	64,773
#	Oki Electric Industry Co., Ltd.	47,000	117,629
	Okinawa Electric Power Co., Ltd.	400	25,609
	OKK Corp.	7,000	27,067
	Okuma Corp.	3,000	35,788
	Okumura Corp.	13,000	72,441
	Okura Industrial Co., Ltd.	7,000	39,598
	Okuwa Co., Ltd.	2,000	27,804
	Olympic Corp.	3,100	26,271
	Olympus Corp.	3,000	82,001
	OMC Card, Inc.	3,000	46,309
	Omron Corp.	7,300	197,691
	Ono Pharmaceutical Co., Ltd.	5,300	259,070
	Ono Sokki Co., Ltd.	5,000	40,617
	Onoken Co., Ltd.	2,000	29,702
	Onward Kashiyama Co., Ltd.	14,000	206,396
	Oracle Corp. Japan	800	35,660
#	Organo Corp.	5,000	51,019
	Oriental Land Co., Ltd.	2,700	157,268
	Origin Electric Co., Ltd.	5,000	31,158
	Osaka Gas Co., Ltd.	32,000	111,911
	Osaka Steel Co., Ltd.	1,300	23,935
	Osaki Electric Co., Ltd.	4,000	39,936
	OSG Corp.	1,000	18,864
	Otsuka Corp.	600	73,017
	Oyo Corp.	3,100	36,038
	Pacific Metals Co., Ltd.	5,000	29,566
	PanaHome Corp.	7,000	60,509
	Paramount Bed Co., Ltd.	1,100	25,176
	Parco Co., Ltd.	5,000	56,633
#	Paris Miki, Inc.	3,200	69,599
#	Park24 Co., Ltd.	700	23,614
#	Pasona, Inc.	14	28,262
	Patlite Corp.	3,000	31,779
# *	Penta-Ocean Construction Co., Ltd.	39,000	52,757
#	Pentax Corp.	8,000	44,256
	Piolax, Inc.	1,500	35,044
	Pioneer Electronic Corp.	12,400	206,049
	Press Kogyo Co., Ltd.	8,000	44,748
*	Prima Meat Packers, Ltd.	23,000	35,424
	Q.P. Corp.	8,400	78,984
	Q’Sai Co., Ltd.	2,900	41,567
	Raito Kogyo Co., Ltd.	7,100	27,351
#	Rasa Industries, Ltd.	10,000	40,987
	Rengo Co., Ltd.	16,000	128,863

36

# *	Renown, Inc.	3,000	39,268
	Resorttrust, Inc.	1,300	36,110
	Rhythm Watch Co., Ltd.	13,000	25,590
	Ricoh Co., Ltd., Tokyo	18,000	352,672
	Ricoh Elemex Corp.	4,000	40,661
	Ricoh Leasing Co., Ltd.	900	26,212
	Right On Co., Ltd.	1,000	39,849
	Riken Corp.	7,000	52,534
	Riken Technos Corp.	6,000	26,057
#	Riken Vitamin Co., Ltd.	2,000	50,966
#	Ringer Hut Co., Ltd.	2,800	37,115
	Rinnai Corp.	3,200	95,119
	Rohm Co., Ltd.	5,400	499,724
	Rohto Pharmaceutical Co., Ltd.	4,000	44,547
	Roland Corp.	1,700	38,733
#	Roland DG Corp.	1,600	44,621
	Round One Corp.	7	29,536
	Royal Co., Ltd.	3,000	49,960
	Ryobi, Ltd.	6,000	42,570
	Ryoden Trading Co., Ltd.	5,000	43,008
	Ryohin Keikaku Co., Ltd.	500	43,044
	Ryosan Co., Ltd.	2,800	79,774
#	Ryoshoku, Ltd.	2,300	64,579
#	Ryoyo Electro Corp.	2,500	32,893
	S Foods, Inc.	3,000	28,720
	S Science Co., Ltd.	46,000	18,471
#	S.T. Chemical Co., Ltd.	3,000	43,564
	Sagami Railway Co., Ltd.	12,000	41,401
	Saibu Gas Co., Ltd.	17,000	39,181
	Saint Marc Holdings Co., Ltd.	1,000	69,394
#	Saizeriya Co., Ltd.	1,400	20,759
	Sakai Chemical Industry Co., Ltd.	5,000	25,847
	Sakata INX Corp.	5,000	27,733
#	Sakata Seed Corp.	1,500	20,325
	San-Ai Oil Co., Ltd.	8,000	36,364
#	Sanden Corp.	10,000	50,255
	Sanei-International Co., Ltd.	700	29,147
	Sankei Building Co., Ltd.	4,000	32,775
#	Sanken Electric Co., Ltd.	6,000	87,856
	Sanki Engineering Co., Ltd.	3,000	22,980
	Sankyo Co., Ltd.	2,700	177,914
	Sankyo Seiko Co., Ltd.	6,000	39,470
#	Sankyo-Tateyama Holdings, Inc.	29,000	65,028
#	Sankyu, Inc., Tokyo	5,000	26,889
	Sanoh Industrial Co., Ltd.	3,000	24,687
#	Sanrio Co., Ltd.	2,600	34,431
	Sanshin Electronics Co., Ltd.	4,000	44,826
	Santen Pharmaceutical Co., Ltd.	5,500	137,700
	Sanwa Shutter Corp.	16,000	102,269
	Sanyo Chemical Industries, Ltd.	4,000	32,979
	Sanyo Denki Co., Ltd.	6,000	42,757
# *	Sanyo Electric Co., Ltd.	83,000	199,498
	Sanyo Electric Credit Co., Ltd.	2,000	44,038
	Sanyo Shokai, Ltd.	8,000	61,698
	Sanyo Special Steel Co., Ltd.	6,000	54,750

37

	Sapporo Hokuyo Holdings, Inc.	17	201,810
#	Sapporo Holdings, Ltd.	23,000	112,781
	Sato Corp.	1,500	33,692
	Sato Shoji Corp.	2,000	22,632
	Satori Electric Co., Ltd.	1,600	28,601
	Secom Co., Ltd.	3,500	176,854
	Secom Techno Service Co., Ltd.	500	22,783
	Sega Sammy Holdings, Inc.	2,000	79,907
	Seijo Corp.	1,200	37,694
	Seika Corp.	11,000	27,100
	Seikagaku Corp.	3,500	37,900
	Seiko Corp.	4,000	37,453
#	Seiko Epson Corp.	5,900	158,573
	Seino Holdings Co., Ltd.	13,000	136,453
#	Seiren Co., Ltd.	2,000	30,190
# *	Seiyu, Ltd.	7,000	14,546
	Sekisui Chemical Co., Ltd.	32,000	272,408
	Sekisui House, Ltd.	22,000	310,421
	Sekisui Jushi Co., Ltd.	4,000	31,938
	Sekisui Plastics Co., Ltd.	10,000	37,739
	Senko Co., Ltd.	11,000	35,447
	Senshu Electric Co., Ltd.	1,500	43,229
	Senshukai Co., Ltd.	3,000	36,671
	Seven & I Holdings Co., Ltd.	7,000	242,474
	SFCG Co., Ltd.	280	61,285
	Sharp Corp., Osaka	21,000	350,590
	Shibaura Mechatronics Corp.	3,000	28,805
	Shibusawa Warehouse Co., Ltd.	8,000	37,657
	Shiga Bank, Ltd.	16,000	107,858
	Shikoku Bank, Ltd.	10,000	49,559
	Shikoku Chemicals Corp.	6,000	40,149
	Shikoku Electric Power Co., Inc.	3,700	80,698
#	Shima Seiki Manufacturing Co., Ltd.	1,200	30,190
	Shimachu Co., Ltd.	3,900	108,388
	Shimadzu Corp.	24,000	163,189
	Shimamura Co., Ltd.	400	48,276
	Shimano, Inc.	4,200	127,669
	Shimizu Bank, Ltd.	800	39,280
	Shimizu Corp.	26,000	150,952
	Shin Nippon Air Technologies Co., Ltd.	4,200	34,501
	Shinagawa Refractories Co., Ltd.	8,000	32,970
#	Shindengen Electric Manufacturing Co., Ltd.	8,000	41,930
	Shin-Etsu Chemical Co., Ltd.	2,400	135,152
	Shin-Etsu Polymer Co., Ltd.	4,000	61,047
	Shinkawa, Ltd.	1,500	41,829
	Shinki Co., Ltd.	4,800	33,746
	Shinko Electric Industries Co., Ltd.	900	23,779
	Shinko Securities Co., Ltd.	37,000	178,765
	Shinko Shoji Co., Ltd.	3,000	38,476
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	39,816
	Shinmaywa Industries, Ltd.	4,000	20,950
	Shinsei Bank, Ltd.	40,000	266,514
	Shinwa Kaiun Kaisha, Ltd.	14,000	37,944
	Shionogi & Co., Ltd.	12,000	216,690
	Shiseido Co., Ltd.	13,000	232,399

38

	Shizuoka Bank, Ltd.	33,000	347,166
	Shizuoka Gas Co., Ltd.	8,000	68,733
	Shochiku Co., Ltd.	6,000	47,755
#	Shoko Co., Ltd.	15,000	28,799
	Showa Corp.	3,900	72,430
	Showa Denko KK	13,000	55,698
	Showa Sangyo Co., Ltd.	13,000	36,210
	Showa Shell Sekiyu KK	13,100	155,588
	Sinanen Co., Ltd.	4,000	20,954
	Sintokogio, Ltd.	2,000	28,301
#	Skylark Co., Ltd.	4,500	87,915
	SMBC Friend Securities Co., Ltd.	17,500	143,430
	SMC Corp.	900	125,815
	SMK Corp.	6,000	40,876
*	Snow Brand Milk Products Co., Ltd.	7,000	27,471
	Sodick Co., Ltd.	2,000	24,564
#	Softbank Corp.	3,900	95,311
	Sohgo Security Services Co.,Ltd.	7,200	121,994
# *	Sojitz Corp.	30,800	137,648
	Sompo Japan Insurance, Inc.	29,000	370,271
	Sonton Food Industry Co., Ltd.	3,000	31,698
	Sony Corp. ADR	29,200	1,318,964
	Square Enix Co., Ltd.	3,100	65,882
#	SSP Co., Ltd.	4,000	24,920
	Stanley Electric Co., Ltd.	4,400	95,456
	Star Micronics Co., Ltd.	2,000	39,417
	STB Leasing Co., Ltd.	2,000	34,338
	Sumida Corp.	800	16,769
	Suminoe Textile Co., Ltd.	12,000	46,147
#	Sumisho Computer Systems Corp.	1,900	34,589
	Sumisho Lease Co., Ltd.	1,700	97,884
	Sumitomo Bakelite Co., Ltd.	16,000	150,658
	Sumitomo Chemical Co., Ltd.	12,000	103,455
	Sumitomo Corp.	25,000	326,847
	Sumitomo Electric Industries, Ltd.	27,000	388,234
	Sumitomo Forestry Co., Ltd.	12,000	124,087
	Sumitomo Heavy Industries, Ltd.	6,000	56,689
#	Sumitomo Light Metal Industries, Ltd.	14,000	37,369
	Sumitomo Metal Industries, Ltd., Osaka	24,000	107,611
	Sumitomo Metal Mining Co., Ltd.	9,000	118,298
# *	Sumitomo Mitsui Construction Co., Ltd.	8,000	28,468
	Sumitomo Mitsui Financial Group, Inc.	34	347,516
	Sumitomo Osaka Cement Co., Ltd.	28,000	92,858
	Sumitomo Pipe & Tube Co., Ltd.	5,000	30,938
	Sumitomo Real Estate Sales Co., Ltd.	700	51,761
	Sumitomo Realty & Development Co., Ltd.	5,000	121,382
	Sumitomo Rubber Industries, Ltd.	6,000	75,812
	Sumitomo Seika Chemicals Co., Ltd.	6,000	37,484
	Sumitomo Titanium Corp.	200	34,723
	Sumitomo Trust & Banking Co., Ltd.	30,000	288,635
#	Sumitomo Warehouse Co., Ltd.	13,000	90,982
	Suruga Bank, Ltd.	6,000	84,198
	Suruga Corp.	600	39,635
	Suzuken Co., Ltd.	5,100	210,636
	Suzuki Motor Corp.	13,700	319,028

39

	SWCC Showa Holdings Co., Ltd.	21,000	31,703
	Sysmex Corp.	600	24,805
	T&D Holdings, Inc.	3,000	209,797
#	T.Hasegawa Co., Ltd.	2,500	37,701
#	Tachihi Enterprise Co., Ltd.	500	22,168
	Tachi-S Co., Ltd.	2,700	24,329
	Tadano, Ltd.	9,000	74,682
	Taihei Dengyo Kaisha, Ltd.	5,000	41,032
#	Taiheiyo Cement Corp.	70,000	294,671
	Taiho Kogyo Co., Ltd.	2,700	35,988
	Taikisha, Ltd.	2,000	27,233
	Taisei Corp.	37,000	140,995
	Taisho Pharmaceutical Co., Ltd.	8,000	147,122
	Taiyo Nippon Sanso Corp.	22,000	178,023
#	Taiyo Yuden Co., Ltd.	10,000	132,239
	Takagi Securities Co., Ltd.	8,000	47,910
	Takamatsu Corp.	1,000	19,418
	Takano Co., Ltd.	1,600	36,174
#	Takara Holdings, Inc.	25,000	150,283
	Takara Standard Co., Ltd.	5,000	30,828
#	Takasago International Corp.	9,000	42,427
	Takasago Thermal Engineering Co., Ltd.	3,000	27,585
	Takashimaya Co., Ltd.	12,000	160,975
	Takeda Pharmaceutical Co., Ltd.	8,500	550,658
	Takiron Co., Ltd.	7,000	27,914
	Takuma Co., Ltd.	3,000	21,800
	Tamura Taiko Holdings, Inc.	3,000	16,349
	Tanabe Seiyaku Co., Ltd.	23,000	280,923
#	Tasaki Shinju Co., Ltd.	6,000	28,431
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	25,734
	Tayca Corp.	8,000	25,064
	TDK Corp.	1,600	130,108
	TDK Corp. Sponsored ADR	4,200	344,610
#	Tecmo, Ltd.	2,400	18,853
	Teijin, Ltd.	27,000	192,128
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	25,103
	Tekken Corp.	12,000	24,459
	Tenma Corp.	2,000	38,695
	Terumo Corp.	2,300	81,934
	The 77 Bank, Ltd.	28,000	208,074
	The Aichi Bank, Ltd.	1,000	108,928
	The Akita Bank, Ltd.	15,000	79,817
	The Aomori Bank, Ltd.	10,000	40,287
	The Awa Bank, Ltd.	19,000	120,828
	The Bank of Ikeda, Ltd.	900	44,109
	The Bank of Iwate, Ltd.	1,100	69,266
	The Bank of Kyoto, Ltd.	23,000	237,703
	The Bank of Nagoya, Ltd.	16,000	109,779
	The Bank of Okinawa, Ltd.	1,200	53,318
	The Bank of Saga, Ltd.	12,000	43,753
	The Chiba Bank, Ltd.	31,000	280,239
*	The Chiba Kogyo Bank, Ltd.	1,800	34,925
	The Chugoku Bank, Ltd.	15,000	219,078
	The Chugoku Electric Power Co., Ltd.	3,800	81,367
	The Chukyo Bank, Ltd.	14,000	46,217

40

*	The Daiei, Inc.	1,500	34,095
	The Daisan Bank, Ltd.	18,000	61,602
	The Daishi Bank, Ltd.	23,000	108,723
	The Daito Bank, Ltd.	12,000	21,485
	The Ehime Bank, Ltd.	24,000	90,937
#	The Eighteenth Bank, Ltd.	13,000	71,960
	The Fuji Fire & Marine Insurance Co., Ltd.	13,000	54,605
	The Fukui Bank, Ltd.	19,000	67,750
	The Fukuoka Bank, Ltd.	31,000	226,556
	The Goodwill Group, Inc.	36	29,271
	The Gunma Bank, Ltd.	32,000	240,380
	The Hachijuni Bank, Ltd.	39,000	309,158
	The Higo Bank, Ltd.	15,000	112,846
	The Hiroshima Bank, Ltd.	41,000	245,333
	The Hokuetsu Bank, Ltd.	15,000	42,946
	The Hyakugo Bank, Ltd.	22,000	148,515
	The Hyakujishi Bank, Ltd.	26,000	180,561
	The Iyo Bank, Ltd.	22,000	219,459
	The Japan Steel Works, Ltd.	4,000	27,750
	The Japan Wool Textile Co., Ltd.	6,000	52,605
	The Joyo Bank, Ltd.	35,000	206,174
	The Kagawa Bank, Ltd.	14,000	89,606
	The Kagoshima Bank, Ltd.	10,000	77,856
*	The Kanto Tsukuba Bank, Ltd.	1,500	17,449
#	The Keihin Co., Ltd.	7,000	29,300
	The Keiyo Bank, Ltd.	18,000	118,692
	The Kita-Nippon Bank, Ltd.	800	43,323
#	The Maruetsu, Inc.	10,000	45,889
	The Michinoku Bank, Ltd.	5,000	22,794
	The Minato Bank, Ltd.	26,000	69,122
	The Nagano Bank, Ltd.	10,000	36,159
	The Nanto Bank, Ltd.	18,000	101,855
	The Nippon Road Co., Ltd.	10,000	23,752
	The Nippon Synthetic Chemical Industry Co., Ltd.	11,000	49,071
#	The Nisshin Fire & Marine Insurance Co., Ltd.	12,000	53,079
	The Nisshin Oillio Group, Ltd.	13,000	96,687
	The Ogaki Kyoritsu Bank, Ltd.	20,000	99,220
	The Oita Bank, Ltd.	11,000	85,803
	The San-in Godo Bank, Ltd.	13,000	125,668
	The Yasuda Warehouse Co., Ltd.	4,000	44,999
	THK Co., Ltd.	3,900	119,914
	TIS, Inc.	3,400	89,814
	TKC Corp.	1,100	22,998
	Toa Corp.	10,000	14,386
	Toagosei Co., Ltd.	18,000	74,154
# *	Tobishima Corp.	15,500	12,854
#	Tobu Railway Co., Ltd.	28,000	129,805
	TOC Co., Ltd.	7,000	37,957
	Tochigi Bank, Ltd.	4,000	33,741
	Toda Corp.	18,000	83,513
#	Toei Co., Ltd.	9,000	65,642
	Toenec Corp.	9,000	41,395
#	Tohcello Co., Ltd.	5,000	55,717
	Toho Bank, Ltd.	14,000	67,462
	Toho Co., Ltd.	12,500	222,482

41

	Toho Gas Co., Ltd.	18,000	77,343
# *	Toho Rayon Co., Ltd.	5,000	40,995
	Toho Real Estate Co., Ltd.	2,000	12,172
	Toho Titanium Co., Ltd.	1,000	63,209
#	Toho Zinc Co., Ltd.	5,000	41,095
	Tohoku Pioneer Corp.	1,600	28,245
	Tohuku Electric Power Co., Inc.	6,900	159,767
#	Tokai Carbon Co., Ltd.	15,000	91,660
	Tokai Corp.	6,000	33,805
	Tokai Rika Co., Ltd.	2,000	50,699
	Tokai Rubber Industries, Ltd.	9,000	146,833
	Tokai Tokyo Securities Co., Ltd.	17,000	110,306
	Toko, Inc.	8,000	27,898
	Tokushima Bank, Ltd.	5,000	38,891
	Tokuyama Corp.	5,000	75,845
	Tokyo Dome Corp.	13,000	82,039
	Tokyo Electric Power Co., Ltd	8,300	228,025
	Tokyo Electron, Ltd.	1,500	106,598
	Tokyo Gas Co., Ltd.	28,000	139,946
#	Tokyo Kikai Seisakusho, Ltd.	5,000	18,431
	Tokyo Leasing Co., Ltd.	5,900	93,710
	Tokyo Rakutenchi Co., Ltd.	5,000	26,186
	Tokyo Rope Manufacturing Co., Ltd.	14,000	33,062
	Tokyo Seimitsu Co., Ltd.	1,100	60,836
	Tokyo Steel Manufacturing Co., Ltd.	9,200	204,954
	Tokyo Style Co., Ltd.	6,000	75,477
	Tokyo Tatemono Co., Ltd.	13,000	138,446
#	Tokyo Theatres Co., Inc.	11,000	30,052
	Tokyo Tomin Bank, Ltd.	2,300	93,029
#	Tokyotokeiba Co., Ltd.	17,000	55,155
	Tokyu Community Corp.	1,500	43,971
*	Tokyu Construction Co., Ltd.	21,000	30,771
	Tokyu Corp.	6,000	39,394
	Tokyu Land Corp.	9,000	67,978
#	Tokyu Store Chain Corp.	7,000	50,146
	Toli Corp.	9,000	32,726
	Tomato Bank, Ltd.	14,000	36,676
	Tomen Electronics Corp.	800	19,400
	Tomoe Corp.	6,000	23,093
#	Tomy Co., Ltd.	3,500	25,566
#	TonenGeneral Sekiyu KK	5,000	52,637
#	Tonichi Carlife Group, Inc.	5,000	18,034
	Topcon Corp.	2,000	42,572
	Toppan Forms Co., Ltd.	3,900	54,689
	Toppan Printing Co., Ltd.	32,000	401,959
	Topre Corp.	4,000	40,125
	Topy Industries, Ltd.	12,000	47,580
	Toray Industries, Inc.	23,000	203,962
	Torigoe Co., Ltd.	4,000	31,971
	Torii Pharmaceutical Co., Ltd.	1,000	18,747
	Toshiba Ceramics Co., Ltd.	10,000	38,581
	Toshiba Corp.	21,000	141,709
	Toshiba Machine Co., Ltd.	3,000	33,955
	Toshiba Plant Kensetsu Co., Ltd.	4,000	20,543
	Toshiba TEC Corp.	13,000	62,193

42

	Tosho Printing Co., Ltd.	7,000	29,600
	Tosoh Corp.	33,000	142,743
	TOTO, Ltd.	19,000	191,740
	Tottori Bank, Ltd.	9,000	31,239
	Touei Housing Corp.	1,900	39,406
	Towa Bank, Ltd.	17,000	44,638
#	Towa Pharmaceutical Co., Ltd.	1,600	39,775
# *	Towa Real Estate Development Co., Ltd.	4,000	24,584
# *	Toyama Chemicals Co., Ltd.	4,000	38,622
#	Toyo Corp.	2,500	37,296
#	Toyo Engineering Corp.	5,000	31,273
	Toyo Ink Manufacturing Co., Ltd.	13,000	59,068
#	Toyo Kanetsu KK	12,000	32,475
#	Toyo Kohan Co., Ltd.	9,000	35,752
	Toyo Securities Co., Ltd.	7,000	41,861
	Toyo Seikan Kaisha, Ltd.	14,000	259,401
	Toyo Suisan Kaisha, Ltd.	9,000	149,234
	Toyo Tire & Rubber Co., Ltd.	16,000	72,946
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	29,643
	Toyobo Co., Ltd.	56,000	160,012
	Toyoda Gosei Co., Ltd.	5,300	125,512
	Toyota Auto Body Co., Ltd.	7,800	139,950
	Toyota Motor Corp. ADR	27,400	2,942,212
	Toyota Tsusho Corp.	3,725	90,375
	Trend Micro, Inc.	1,000	34,663
*	Trend Micro, Inc. ADR	805	27,934
	Trusco Nakayama Corp.	2,800	59,764
	Tsubaki Nakashima Co., Ltd.	2,400	44,085
	Tsubakimoto Chain Co.	12,000	85,739
	Tsudakoma Corp.	11,000	21,929
#	Tsugami Corp.	4,000	26,614
	Tsukishima Kikai Co., Ltd.	3,000	39,574
	Tsumura & Co.	1,000	29,877
	Tsurumi Manufacturing Co., Ltd.	2,000	20,766
#	Tsutsumi Jewelry Co., Ltd.	1,300	52,540
	Tsutsunaka Plastic Industry Co., Ltd.	7,000	28,421
	TV Asahi Corp.	75	179,945
	Ube Industries, Ltd.	23,000	70,913
	Uchida Yoko Co., Ltd.	6,000	37,677
	UFJ Central Leasing Co., Ltd.	2,000	114,368
	UFJ NICOS Co., Ltd.	9,000	75,664
*	Ulvac, Inc.	2,000	86,090
	Uni-Charm Corp.	1,900	105,567
	Uniden Corp.	5,000	59,672
#	Unitika, Ltd.	10,000	17,501
	UNY Co., Ltd.	16,000	251,166
#	Urban Corp.	2,500	30,423
#	U-Shin, Ltd.	3,000	33,119
	Ushio, Inc.	5,000	106,515
	USS Co., Ltd.	980	67,767
	Valor Co., Ltd.	2,000	42,200
	Victor Co. of Japan, Ltd.	9,000	46,817
	Wacoal Corp.	9,000	133,046
	Wakachiku Construction Co., Ltd.	15,000	27,039
	Watabe Wedding Corp.	1,600	27,962

43

	West Japan Railway Co.	29	123,181
#	Wood One Co., Ltd.	4,000	29,502
	Xebio Co., Ltd.	2,100	74,972
	Yahoo! Japan Corp.	124	65,705
	Yakult Honsha Co., Ltd.	7,000	169,188
	Yamada Denki Co., Ltd.	500	51,891
	Yamagata Bank, Ltd.	13,000	69,153
	Yamaguchi Bank, Ltd.	15,000	228,357
	Yamaha Corp.	16,100	330,839
	Yamaha Motor Co., Ltd.	4,000	107,491
#	Yamaichi Electronics Co., Ltd.	1,800	19,679
	Yamamura Glass Co., Ltd.	12,000	36,821
	Yamanashi Chuo Bank, Ltd.	15,000	110,303
	Yamatake Corp.	5,600	142,986
	Yamatane Corp.	15,000	27,279
	Yamato Kogyo Co., Ltd.	5,000	110,765
	Yamato Transport Co., Ltd.	12,000	203,267
	Yamazaki Baking Co., Ltd.	9,000	75,707
	Yaoko Co., Ltd.	1,500	36,532
	Yaskawa Electric Corp.	6,000	65,551
	Yellow Hat, Ltd., Tokyo	2,300	23,866
	Yodogawa Steel Works, Ltd.	11,000	63,810
	Yokogawa Electric Corp.	10,000	144,826
	Yokohama Reito Co., Ltd.	5,000	44,210
	Yokohama Rubber Co., Ltd.	24,000	112,204
	York-Benimaru Co., Ltd.	2,900	88,461
	Yorozu Corp.	3,200	32,840
#	Yoshinoya D&C Co., Ltd.	40	77,777
	Yurtec Corp.	4,000	22,127
#	Yushiro Chemical Industry Co., Ltd.	2,000	45,684
	Zenrin Co., Ltd.	1,000	21,712
#	Zensho Co., Ltd.	1,800	50,602
	Zeon Corp.	3,000	40,517
#	Zeria Pharmaceutical Co., Ltd.	5,000	48,639
	Zuken, Inc.	2,300	23,576

TOTAL — JAPAN			102,113,530

NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
	Aalberts Industries NV	572	42,437
	ABN AMRO Holding NV	3,408	94,150
	ABN AMRO Holding NV ADR	54,700	1,514,096
	Accell Group NV	1,221	41,481
	Aegon NV	25,347	422,758
	Aegon NV ADR	15,746	262,801
	Akzo Nobel NV	2,761	149,332
	Akzo Nobel NV Sponsor ADR	3,760	202,777
	Arcadis NV	1,598	77,475
*	ASM International NV	3,753	64,197
*	ASML Holding NV	7,822	158,592
	Athlon Holding NV	990	38,073
	Boskalis Westminster NV	1,603	110,836
	Brunel International NV	1,406	48,317
	Buhrmann NV	8,379	130,150

44

*	Buhrmann NV ADR	4,200	66,150
*	Crucell NV	604	13,878
*	Crucell NV ADR	1,172	26,956
*	Draka Holding NV	1,628	27,028
	Eriks Group NV	489	25,069
	Exact Holding NV	1,899	63,777
	Gamma Holding NV	562	30,269
	Getronics NV	7,001	83,142
	Grolsche NV	1,079	37,371
	Grontmij NV	380	31,923
# *	Hagemeyer NV	52,094	257,422
	Heijmans NV	1,868	95,687
	Heineken Holding NV	3,266	113,795
	Heineken NV	4,386	175,344
	Hunter Douglas NV	999	70,849
	Imtech NV	1,735	85,166
	ING Groep NV ADR	60,100	2,356,521
*	Jetix Europe NV	3,585	81,260
*	Kendrion NV	12,787	29,538
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	49,493
*	Koninklijke Ahold NV	40,444	330,279
*	Koninklijke Ahold NV Sponsored ADR	21,800	178,106
	Koninklijke Bam Groep NV	4,400	93,884
	Koninklijke DSM NV	7,581	321,672
	Koninklijke KPN NV	56,501	648,911
	Koninklijke Philips Electronics NV ADR	43,600	1,378,196
	Koninklijke Ten Cate NV	1,176	33,223
	Koninklijke Vopak NV	2,217	78,538
*	Laurus NV	7,155	34,896
	Macintosh Retail Group NV	1,134	38,239
#	Mittal Steel Co. NV	7,201	237,608
#	Nutreco Holding NV	2,512	152,088
	Oce NV	7,643	120,565
	OPG Groep NV Series A	1,135	103,062
	Ordina NV	2,124	45,051
*	Pharming Group NV	3,645	14,881
	Randstad Holdings NV	1,209	74,412
	Reed Elsevier NV	4,769	69,474
	Reed Elsevier NV Sponsored ADR	700	20,426
	Royal Numico NV	1,611	71,563
*	Samas-Groep NV	1,194	12,874
	SBM Offshore NV	964	103,679
# *	Semiconductor Industries NV	5,760	33,226
	Sligro Food Group NV	1,383	72,829
	Smit Internationale NV	421	31,446
	Stork NV	1,291	70,576
	Telegraaf Media Groep NV	4,125	113,146
	TNT NV	2,626	96,667
	Twentsche Kabel Holding NV	396	26,525
#	Unilever NV	27,282	617,964
*	Unit 4 Agresso NV	823	16,666
	United Services Group NV	1,139	88,398
	Univar NV	1,414	65,409
	Van der Moolen Holding NV	4,635	33,831
	Vedior NV	15,195	326,093

45

	Wegener Arcade NV	3,643	64,466
	Wolters Kluwer NV	8,607	203,339
TOTAL COMMON STOCKS			13,100,318

RIGHTS/WARRANTS — (0.0%)
*	Nutreco Holding NV Coupons	2,512	0
*	Royal Numico NV Coupons	1,611	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — NETHERLANDS			13,100,318

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Auckland International Airport, Ltd.	17,685	23,476
	Fisher & Paykel Apppliances Holdings, Ltd.	22,644	63,265
	Fisher & Paykel Healthcare Corp.	27,014	77,585
	Fletcher Building, Ltd.	20,767	120,327
	New Zealand Refining Co., Ltd.	9,439	40,245
	Nuplex Industries, Ltd.	7,180	30,212
	Pumpkin Patch, Ltd.	14,900	38,524
	Pyne Gould Guinness, Ltd.	6,750	9,616
*	Rubicon, Ltd.	42,151	25,200
	Ryman Healthcare Group, Ltd.	11,295	56,036
	Sky City Entertainment Group, Ltd.	7,844	26,617
	Steel & Tube Holdings, Ltd.	12,752	36,555
	Telecom Corporation of New Zealand, Ltd. ADR	2,000	45,820
*	Tower, Ltd.	28,746	59,714
	Trustpower, Ltd.	1,684	7,277
	Warehouse Group, Ltd.	9,929	24,428
	Waste Management NZ, Ltd.	9,518	52,278

TOTAL — NEW ZEALAND			737,175

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
	Acta Holding ASA	10,000	36,336
#	Aktiv Kapital ASA	1,600	28,705
	Bonheur ASA	850	114,059
#	Det Norske Oljeselskap ASA	4,000	37,850
	DNB Nor ASA Series A	21,400	275,299
	DOF ASA	6,000	46,365
	EDB Elektronisk Data Behandling ASA	3,000	25,916
	Ekornes ASA	1,800	38,093
*	Eltek ASA	1,800	24,070
	Expert ASA	2,800	39,708
	Farstad Shipping ASA	1,800	31,287
*	Fast Search & Transfer ASA	7,000	22,338
	Fjord Seafood ASA	50,000	68,680
*	Fred Olsen Energy ASA	2,000	89,955
	Ganger Rolf ASA	1,400	167,316
	Kongsberg Gruppen ASA	1,300	31,930
	Leroy Seafood Group ASA	2,800	52,965
# *	Nera ASA	10,500	23,297
#	Norsk Hydro ASA	11,200	315,532

46

	Norsk Hydro ASA Sponsored ADR	6,000	169,200
	Norske Skogindustrier ASA Series A	8,700	126,112
*	Ocean Rig ASA	18,000	133,051
	Odfjell ASA Series A	2,000	33,578
	Olav Thon Eiendomsselskap ASA	490	54,588
	Orkla ASA Series A	6,050	298,765
*	Petroleum Geo-Services ASA (New)	1,900	121,222
#	Prosafe ASA	1,450	83,159
	Rieber and Son ASA Series A	600	4,885
#	Schibsted ASA	2,250	64,175
*	Sinvest ASA	3,000	60,562
	Solstad Offshore ASA	1,800	32,808
	Sparebanken Midt-Norge	3,000	35,436
	Statoil ASA ADR	4,700	137,710
	Storebrand ASA	13,200	142,606
*	Tandberg Television ASA	7,400	134,607
*	Tgs-Nopec Geophysical Co. ASA	600	46,839
#	Tomra Systems ASA	13,200	124,627
	Veidekke ASA	1,000	37,868
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,550	51,850
	Yara International ASA	8,300	113,339

TOTAL — NORWAY			3,476,688

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	23,353	171,304
	Banco Comercial Portugues SA	92,920	268,936
#	Banco Espirito Santo SA	11,889	168,581
*	Banco Espirito Santo SA New	5,944	84,284
*	Banco Espirito Santo SA New - Bonus	1,981	28,090
	Brisa Auto Estradas de Portugal SA	9,240	96,575
	Cimpor Cimentos de Portugal SA	14,512	100,280
	Energias de Portugal SA	17,966	66,312
	Energias de Portugal SA Sponsored ADR	1,200	44,184
	Finibanco Holdings SGPS SA	12,944	38,588
	Jeronimo Martins SGPS SA	2,099	37,130
	Mota-Engil SGPS SA	17,065	93,387
	Portugal Telecom SA	4,173	49,060
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,418	38,355
	Sociedade de Investimento e Gestao SGPS SA	4,530	47,322
*	Sonae Industria SGPS SA	2,022	16,670
	Sonae SGPS SA	29,839	46,685
# *	Sonaecom SGPS SA	17,402	96,364
	Teixeira Duarte Engenharia e Construcoes SA	24,930	46,712

TOTAL — PORTUGAL			1,538,819

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	27,000	21,609
	Ascott Group, Ltd.	95,000	59,731
	Asia Pacific Breweries, Ltd.	4,000	25,628
	Bukit Sembawang Estates, Ltd.	4,000	39,569

47

	Cerebos Pacific, Ltd.	11,000	20,857
*	Chartered Semiconductor Manufacturing, Ltd.	77,000	73,066
	Comfortdelgro Corp., Ltd.	55,000	50,932
	Creative Technology Co., Ltd.	7,250	41,010
	DBS Group Holdings, Ltd.	28,000	308,258
	Fraser & Neave, Ltd.	12,000	146,200
	Ges International, Ltd.	58,000	31,859
	Great Eastern Holdings, Ltd.	2,000	17,781
	Guocoland, Ltd.	26,000	41,066
	Hi-P International, Ltd.	75,000	47,568
	Hong Leong Asia, Ltd.	40,000	38,002
	Hotel Properties, Ltd.	18,000	20,660
	Hyflux, Ltd.	11,000	16,763
	Jardine Cycle & Carriage, Ltd.	9,000	58,885
*	K1 Ventures, Ltd.	148,000	30,581
	Keppel Corp., Ltd.	11,000	94,254
	Keppel Land, Ltd.	33,000	84,470
	Keppel Telecommunications and Transportation, Ltd.	43,000	43,952
	Kim Eng Holdings, Ltd.	46,000	38,697
*	K-REIT Asia	6,600	6,061
	Labroy Marine, Ltd.	44,000	34,414
	Metro Holdings, Ltd.	145,000	74,583
	MobileOne, Ltd.	30,000	38,856
	Neptune Orient Lines, Ltd.	69,000	83,719
	Overseas Chinese Banking Corp., Ltd.	52,000	207,833
	Overseas Union Enterprise, Ltd.	6,000	38,392
	Parkway Holdings, Ltd.	28,000	42,061
	Raffles Holdings, Ltd.	91,000	38,998
	Robinson & Co., Ltd.	9,000	28,486
	SBS Transit, Ltd.	27,500	36,951
	SembCorp Industries, Ltd.	43,000	82,023
	SembCorp Marine, Ltd.	23,000	42,922
	Singapore Airlines, Ltd.	31,000	244,509
	Singapore Land, Ltd.	13,000	52,121
	Singapore Petroleum Co., Ltd.	6,000	18,789
	Singapore Post, Ltd.	57,000	38,370
	Singapore Press Holdings, Ltd.	26,000	65,670
	Singapore Technologies Engineering, Ltd.	13,000	23,316
	Singapore Telecommunications, Ltd.	73,000	117,233
	SMRT Corp., Ltd.	29,000	20,044
*	STATS ChipPAC, Ltd.	128,000	83,316
	Straits Trading Co., Ltd.	32,000	55,695
	United Engineers, Ltd.	27,000	31,611
	United Overseas Bank, Ltd.	25,000	236,659
*	United Test & Assembly Center, Ltd.	69,000	35,408
	UOB-Kay Hian Holdings, Ltd.	59,000	45,239
	UOL Group, Ltd.	51,000	93,763
	Venture Corp., Ltd.	8,000	57,421
	WBL Corp., Ltd.	15,000	48,082
	Wheelock Properties (S), Ltd.	44,000	40,231

TOTAL — SINGAPORE			3,414,174

48

SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
	Abengoa SA	1,699	45,995
#	Abertis Infraestructuras SA	4,443	106,456
	Acciona SA	1,305	210,769
	Acerinox SA	18,402	308,929
	Actividades de Construccion y Servicios SA	3,700	147,585
	Adolfo Dominguez SA	642	35,758
	Altadis SA	3,301	156,310
*	Amper SA	2,702	28,084
	Antena 3 de Television SA	3,047	75,207
	Banco de Andalucia SA	1,536	190,409
	Banco de Sabadell SA	14,880	517,668
	Banco de Valencia SA	1,880	74,315
*	Banco de Valencia SA - New	37	1,486
#	Banco Espanol de Credito SA	24,706	426,213
	Banco Guipuzcoano SA	2,278	66,879
	Banco Pastor SA	3,030	155,616
	Banco Popular Espanol SA	46,184	675,782
	Banco Santander Central Hispano SA	107,809	1,555,830
	Banco Santander Central Hispano SA Sponsored ADR	98,800	1,427,660
	Bankinter SA	4,808	324,147
	Campofrio Alimentacion SA	1,624	28,082
	Cementos Portland Valderrivas SA	1,717	192,715
	Cia Espanola de Petroleous SA	845	56,548
	Compania de Distribucion Integral Logista SA	729	41,970
	Construcciones y Auxiliar de Ferrocarriles SA	212	28,660
	Corp Mapfre SA	11,004	213,357
	Duro Felguera SA	754	22,948
	Ebro Puleva SA	7,896	154,484
	Electnor SA	1,385	42,603
	Enagas SA	11,190	238,462
*	Ercros SA	23,413	21,030
	Faes Farma SA	1,471	35,279
*	Faes Farma SA	183	4,389
	Fomento de Construcciones y Contratas SA	2,076	159,507
	Gamesa Corporacion Tecnologica SA	5,500	115,027
	Gas Natural SDG SA	2,364	71,575
	Grupo Catalana Occidente SA	1,261	160,414
	Grupo Empresarial Ence SA	2,171	87,115
	Grupo Ferrovial SA	730	57,798
	Iberdrola SA	8,208	263,394
	Iberia Lineas Aereas de Espana SA	42,477	107,370
	Indra Sistemas SA	3,820	74,644
	Industria de Diseno Textil SA	2,500	99,144
	Inmobiliaria Urbis SA	2,638	56,536
*	La Seda de Barcelona SA	9,997	28,854
*	Mecalux SA	1,035	38,007
	Metrovacesa SA	1,082	101,441
	Natra SA	4,183	42,876
*	Natraceutical SA	20,699	32,964
	Obrascon Huarte Lain SA	3,573	73,330
	Pescanova SA	1,025	33,352
	Prosegur Cia de Seguridad SA	1,270	31,735
	Red Electrica de Espana SA	4,922	170,397
	Repsol YPF SA	1,793	50,086
	Repsol YPF SA ADR	19,300	541,365

49

	Sacyr Vallehermoso SA	4,135	130,009
*	Service Point Solutions SA	10,760	36,405
	Sociedad General de Aguas de Barcelona SA Class A	6,274	175,091
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	10,262	63,834
# *	Sogecable SA	868	27,741
	Sol Melia SA	6,505	99,547
# *	SOS Cuetara SA	7,058	101,132
*	Tele Pizza SA	12,397	40,525
	Telefonica Publicidad e Informacion SA	3,641	39,287
	Tubacex SA	13,824	80,663
	Tubos Reunidos SA	3,382	52,852
	Union Fenosa SA	2,756	107,540
	Unipapel SA	1,050	29,517
	Uralita SA	5,481	27,494
	Vidrala SA	1,218	31,285
	Viscofan SA	4,598	67,622
#	Zardoya Otis SA	3,003	94,735
*	Zeltia SA, I-06	134	1,064
#	Zeltia SA, Madrid	6,725	53,194
TOTAL COMMON STOCKS			11,268,093

RIGHTS/WARRANTS — (0.0%)
*	Abertis Infraestructuras SA Rights 06/02/06	4,443	5,238
*	Sacry Vallehermoso SA Rights 06/06/06	4,135	4,769
TOTAL RIGHTS/WARRANTS			10,007

TOTAL — SPAIN			11,278,100

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
	Addtech AB Series B	1,400	20,917
	Alfa Laval AB	3,600	109,621
	Assa Abloy AB Series B	15,800	279,840
	Atlas Copco AB Series A	5,700	154,610
	Atlas Copco AB Series B	3,300	82,444
	Axfood AB	2,700	74,226
	Axis AB	3,500	30,039
	Ballingslov International AB	800	18,270
	Bergman & Beving AB Series B	2,000	37,351
#	Biacore International AB	1,100	37,300
	Bilia AB Series A	1,000	13,773
	Billerud AB	4,400	63,068
	Boliden AB	17,000	329,240
*	Cantena AB	500	5,880
*	Capio AB, Goethenburg	4,400	80,732
*	Capio AB, Paid Subscribers shares	880	16,071
	Cardo AB	2,600	84,579
	Castellum AB	3,600	32,362
	Concordia Maritime AB Series B	3,500	21,266
	D. Carnegie & Co. AB	2,700	54,388
	Electrolux AB Series B	13,700	380,307
	Elekta AB Series B	2,600	41,465
	Eniro AB	5,200	56,296
	Fabege AB	6,500	114,486

50

	Fagerhult AB	700	14,978
	Gambro AB Series A	10,000	155,650
	Gambro AB Series B	5,000	78,182
	Getinge AB	6,000	97,704
	Gunnebo AB	3,800	44,667
	Haldex AB	3,000	66,449
	Hennes & Mauritz AB Series B	1,950	70,541
#	Hoganas AB Series B	1,200	30,564
	Holmen AB Series B	5,800	236,462
	IBS AB Series B	11,000	40,161
*	Industrial & Financial Systems AB Series B	13,000	17,551
	Intrum Justitia AB	2,200	19,867
	JM AB	1,800	123,292
	Klovern AB	9,100	27,373
	Kungsleden AB	12,300	130,559
	Lennart Wallenstam Byggnads AB Class B	3,300	44,670
# *	Lindex AB	3,600	53,831
# *	Lundin Petroleum AB	6,000	77,410
#	Meda AB Series A	5,800	109,562
*	Micronic Laser Systems AB	1,900	35,733
*	Modern Times Group AB Series B	2,300	117,393
	Munters AB	750	26,672
	NCC AB Series B	4,800	111,325
	New Wave Group AB Series B	2,500	30,477
#	Nibe Industrier AB	700	28,108
	Nobia AB	1,700	55,355
	Nolato AB Series B	3,000	34,256
	Nordea Bank AB	75,300	909,564
*	Observer AB	8,800	37,901
	OMX AB	6,000	103,118
	Partnertech AB	1,500	22,635
#	PEAB AB Series B	6,400	108,944
*	Pergo AB	5,000	34,654
	Protect Data AB	1,500	23,256
	Sandvik AB	3,800	222,055
	Scania AB Series A	1,500	64,259
#	Scania AB Series B	4,000	173,852
	Securitas AB Series B	11,000	210,019
	Skandinaviska Enskilda Banken Series A	22,200	529,205
	Skanditek Industrifoervaltnings AB	4,000	22,154
	Skanska AB Series B	18,200	283,620
	SKF AB Series A	2,600	41,003
	SKF AB Series B	19,500	309,005
	Skistar AB	6,000	79,761
	SSAB Svenskt Stal Series A	3,800	216,743
	SSAB Svenskt Stal Series B	2,000	105,222
	Studsvik AB	1,000	33,009
	Svenska Cellulosa AB Series B	9,800	408,293
#	Svenska Handelsbanken Series A	31,400	839,525
*	SWECO AB	800	23,384
	Swedish Match AB (Frueher Svenska Taendsticks AB)	9,500	149,897
#	Tele2 AB Series B	28,250	297,033
*	Teleca AB Series B	4,200	22,681
	Telefonaktiebolaget LM Erricson Sponsored ADR	4,400	140,932
*	Telelogic AB	17,000	40,497

51

	TeliaSonera AB	66,000	401,141
	Trelleborg AB Series B	9,000	183,721
	Volvo AB Series A	5,200	249,293
	Volvo AB Series B	3,300	161,787
	Volvo AB Sponsored ADR	5,700	280,383
	WM-data AB Series B	33,000	99,073
TOTAL COMMON STOCKS			10,844,942

RIGHTS/WARRANTS — (0.0%)
*	Jm AB Rights 06/02/06	1,800	2,005

TOTAL — SWEDEN			10,846,947

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
	A. Hiestad Holding AG	35	35,823
	ABB, Ltd.	14,804	186,832
	ABB, Ltd. ADR	10,200	128,724
*	Actelion, Ltd.	256	29,834
*	Adecco SA ADR	12,700	205,105
	AFG Arbonia-Forster Holding AG	94	32,767
	Allreal Holding AG	675	67,589
	Ascom Holding AG	2,673	37,848
	Bachem AG	487	29,975
	Baloise-Holding AG	5,706	424,548
	Bank Coop AG	663	42,460
	Bank Sarasin & Cie Series B	41	109,670
	Banque Cantonale Vaudoise	363	135,337
	Barry Callebaut AG	244	94,309
	Belimo Holdings AG	65	50,178
	Berner Kantonalbank	534	90,207
	BKW FMB Energie AG	1,752	164,135
	Bobst Group AG	657	30,221
	Bucher Industries AG	930	87,691
*	Charles Voegele Holding AG	617	49,147
	Ciba Specialty Chemicals AG	3,487	202,915
	Ciba Specialty Chemicals AG ADR	6,500	188,370
*	Clariant AG	23,635	356,426
	Compagnie Financiere Richemont AG Series A	7,101	331,790
	Compagnie vaudoise d’electricite	51	55,509
	Converium Holding AG	16,991	202,441
	Conzzeta Holdings AG	28	46,421
	Credit Suisse Group	12,267	709,465
	Credit Suisse Group ADR	29,200	1,689,220
	Daetwyler Holding AG	11	44,232
	Eichhof Holding AG	34	42,820
	Emmi AG	295	36,278
	Ems-Chemie Holding AG	569	60,989
*	Energiedienst Holding AG	304	122,566
*	Fischer (Georg) AG	262	118,646
	Flughafen Zuerich AG	155	33,956
*	Forbo Holding AG, Eglisau	122	31,893
	Galenica Holding AG	395	80,752
	Geberit AG	179	194,955

52

	Getaz Romang Holding SA	87	44,336
#	Givaudan SA	622	504,013
	Gurit Holding AG	27	32,491
	Helvetia Patria Holding	342	88,930
	Holcim, Ltd.	11,069	868,724
*	Implenia AG	1,760	38,780
	Industrieholding Cham AG	90	28,088
	Interroll-Holding SA	144	38,483
	Intershop Holding AG	192	40,640
	Jelmoli Holding AG	23	40,709
	Julius Baer Holding AG	2,322	205,462
*	Kardex AG	584	28,252
	Komax Holding AG	413	36,780
#	Kudelski SA	742	18,716
	Kuehne & Nagel International AG	1,445	107,829
	Kuoni Reisen Holding AG	206	112,779
	Lindt & Spruengli AG	5	97,528
*	Logitech International SA	1,701	69,066
	Lonza Group AG	3,454	236,065
	Luzerner Kantonalbank	464	97,578
	Micronas Semiconductor Holding AG	2,227	59,243
	Mobilezone Holding AG	6,928	39,714
	Nestle SA	8,590	2,564,397
	Nobel Biocare Holding AG	454	110,164
	Novartis AG	879	48,745
	Novartis AG ADR	24,300	1,348,164
	OZ Holding AG	401	30,821
	Phoenix Mecano AG	93	36,319
	Phonak Holding AG	1,646	94,668
*	PSP Swiss Property AG	3,701	189,950
	PubliGroupe SA	203	66,677
	Rieters Holdings AG	325	127,237
	Roche Holding AG Bearer	454	79,385
	Roche Holding AG Genusschein	8,178	1,274,160
	Saurer AG	1,100	81,318
	Schindler Holding AG	1,732	90,206
	Schweiter Technology AG	167	41,557
	Schweizerhall Holding AG	326	34,814
	Serono SA	70	44,526
	Serono SA ADR	8,600	136,998
*	SEZ Holding AG	1,273	30,566
	SGS SA	102	101,508
	SIA Abrasives Holding AG	132	41,083
	Siegfried Holding AG	269	40,966
*	Sig Holding AG	386	81,575
*	Sika AG	187	210,537
	St. Galler Kantonalbank	190	65,914
	Straumann Holding AG	213	55,482
	Sulzer AG	361	259,325
#	Swatch Group AG	2,734	443,899
	Swiss Life Holding	2,991	691,938
	Swiss Prime Site AG	1,550	78,612
#	Swiss Reinsurance Co.	19,000	1,336,532
	Swisscom AG	284	91,635
	Swisscom AG Sponsored ADR	1,600	51,872

53

	Swissfirst AG	503	44,125
*	Swisslog Holding AG	35,818	39,488
	Syngenta AG ADR	30,200	832,312
	Tamedia AG	488	50,936
	Tecan Group AG	767	41,590
*	Temenos Group AG	4,119	41,506
	The Swatch Group AG	4,408	148,974
	UBS AG	15,746	1,784,341
	UBS AG ADR	10,900	1,234,098
# *	Unaxis Holding AG	734	206,770
*	Unilabs SA	832	25,641
	Valiant Holding AG	1,066	115,518
	Valora Holding AG	166	34,202
*	Von Roll Holding AG	18,963	39,647
	Vontobel Holdings AG	2,300	83,606
	Zurich Financial SVCS AG	8,496	1,921,249
TOTAL COMMON STOCKS			26,041,803

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	832	495

TOTAL — SWITZERLAND			26,042,298

UNITED KINGDOM — (18.5%)
COMMON STOCKS — (18.5%)
	Abacus Group P.L.C.	16,350	49,808
	Abbot Group P.L.C.	18,172	103,477
	Aberdeen Asset Management P.L.C.	22,477	69,376
*	Acambis P.L.C.	6,465	20,758
	Admiral Group P.L.C.	11,210	132,213
	Aegis Group P.L.C.	23,614	60,916
	Aga Food Service Group P.L.C.	12,015	85,427
	Aggreko P.L.C.	15,636	77,409
	Alexon Group P.L.C.	6,447	21,519
*	Alizyme P.L.C.	11,276	28,746
	Alliance & Leicester P.L.C.	14,658	323,035
	Alliance Unichem P.L.C.	4,622	80,169
	Alphameric P.L.C.	15,132	23,507
	Amec P.L.C.	14,547	98,764
	Amlin P.L.C.	42,018	190,881
	Amvescap P.L.C. ADR	22,600	441,830
	Anglo American P.L.C.	35,477	1,425,821
*	Anite Group P.L.C.	24,338	30,303
	Antofagasta P.L.C.	2,864	111,757
	Arena Leisure P.L.C.	52,926	39,418
	Arla Foods UK P.L.C.	36,286	37,052
	ARM Holdings P.L.C.	12,223	26,708
	ARM Holdings P.L.C. Sponsored ADR	41,300	272,580
	Arriva P.L.C.	20,616	207,857
	Ashtead Group P.L.C.	12,302	46,051
	Associated British Foods P.L.C.	21,475	297,174
	Associated British Ports Holdings P.L.C.	21,534	310,556
	AstraZeneca P.L.C. Sponsored ADR	10,000	529,400
	Atkins (WS) P.L.C.	3,313	50,758

54

	Atrium Underwriting P.L.C.	8,767	34,406
*	Autonomy Corp. P.L.C.	4,143	31,963
	Aveva Group P.L.C.	1,554	34,462
*	Avis Europe P.L.C.	43,933	60,225
	Aviva P.L.C.	58,181	807,001
	AWG P.L.C.	6,566	134,339
	BAA P.L.C.	45,500	742,390
	Babcock International Group P.L.C.	18,477	106,589
	BAE Systems P.L.C.	157,651	1,126,900
	Balfour Beatty P.L.C.	18,554	116,446
	Barclays P.L.C. ADR	47,600	2,206,260
	Barr (A.G.) P.L.C.	2,172	40,532
	Barratt Developments P.L.C.	24,738	425,694
	BBA Group P.L.C.	49,463	227,717
	Bellway P.L.C.	11,576	244,228
	Bespak P.L.C.	4,034	47,589
	BG Group P.L.C.	866	11,528
	BG Group P.L.C. ADR	6,700	448,565
	BHP Billiton P.L.C.	11,871	231,875
	BHP Billiton P.L.C. ADR	1,900	74,765
*	Biocompatibles International P.L.C.	5,510	20,674
	Blacks Leisure Group P.L.C.	3,388	33,512
	Bloomsbury Publishing P.L.C.	4,494	27,616
	Body Shop International P.L.C.	13,550	74,918
	Bodycote International P.L.C.	30,444	151,294
	Boots Group P.L.C.	4,057	53,549
	Bovis Homes Group P.L.C.	11,928	183,109
	BP P.L.C.	16,726	197,161
	BP P.L.C. ADR	65,500	4,630,850
	BPP Holdings P.L.C.	3,828	30,413
	Bradford & Bingley P.L.C.	53,824	473,253
	Brambles Industries P.L.C.	11,454	92,975
	Brewin Dolphin Holdings P.L.C.	12,988	43,052
	Brit Insurance Holdings P.L.C.	37,799	184,462
*	British Airways P.L.C.	22,545	143,852
*	British Airways P.L.C. Sponsored ADR	2,700	172,611
	British American Tobacco P.L.C.	5,648	141,227
	British American Tobacco P.L.C. Sponsored ADR	3,900	194,220
*	British Energy Group P.L.C.	13,310	172,517
	British Land Co. P.L.C.	20,715	491,176
	British Polythene Industries P.L.C.	1,311	15,138
	British Sky Broadcasting Group P.L.C.	6,611	65,621
	Brixton P.L.C.	27,309	245,917
	Brown (N) Group P.L.C.	28,396	108,607
	BSS Group P.L.C.	10,034	59,199
	BT Group P.L.C. ADR	8,300	368,188
	Bunzl P.L.C.	6,986	80,226
	Burberry Group P.L.C.	23,378	191,161
	Burren Energy P.L.C.	5,072	77,170
	Cadbury Schweppes P.L.C.	6,974	66,765
	Cadbury Schweppes P.L.C. ADR	8,000	308,320
*	Cairn Energy P.L.C.	3,694	151,984
*	Cambridge Antibody Technology Group P.L.C.	2,296	56,008
	Capita Group P.L.C.	15,098	128,733
	Capital & Regional P.L.C.	7,337	132,902

55

	Carillion P.L.C.	20,690	117,507
	Carnival P.L.C.	7,642	310,164
	Carpetright P.L.C.	2,236	48,865
	Carphone Warehouse Group P.L.C.	24,452	148,359
	Centrica P.L.C.	55,518	289,744
*	Charter P.L.C.	4,929	75,588
	Chemring Group P.L.C.	2,123	41,496
	Chloride Group P.L.C.	15,702	29,521
	Close Brothers Group P.L.C.	11,130	203,400
*	CLS Holdings P.L.C.	3,345	33,873
	Cobham P.L.C.	51,519	163,442
	Collins Stewart Tullett P.L.C.	16,703	224,574
*	Colt Telecom Group P.L.C.	21,508	25,755
*	Colt Telecom Group P.L.C. Sponsored ADR	800	3,830
	Communisis P.L.C.	17,096	29,242
	Compass Group P.L.C.	115,913	512,749
	Computacenter P.L.C.	14,663	60,211
	Cookson Group P.L.C.	12,869	119,977
	Corus Group P.L.C.	43,916	321,637
	Corus Group P.L.C. ADR	13,100	190,736
*	Costain Group P.L.C.	39,984	38,739
	Countrywide P.L.C.	11,260	101,292
	Cranswick P.L.C.	2,662	32,650
	Crest Nicholson P.L.C.	10,079	95,634
	Croda International P.L.C.	8,941	75,410
*	CSR P.L.C.	3,280	88,938
	Daejan Holdings P.L.C.	1,617	125,223
	Daily Mail & General Trust P.L.C. Series A	7,893	95,974
	Dairy Crest Group P.L.C.	13,871	117,192
*	Dana Petroleum P.L.C.	6,054	109,732
	Davis Service Group P.L.C.	14,054	117,262
	Dawson Holdings P.L.C.	4,336	10,429
	De La Rue P.L.C.	14,352	140,875
	De Vere Group P.L.C.	7,776	119,160
	Delta P.L.C.	13,459	32,481
	Derwent Valley Holdings P.L.C.	5,398	148,383
	Detica Group P.L.C.	1,475	34,555
	Development Securities P.L.C.	4,422	41,034
	Devro P.L.C.	13,279	31,729
	Diageo P.L.C. ADR	3,900	258,141
	Dicom Group P.L.C.	6,860	27,993
	Diploma P.L.C.	1,983	27,384
	Domestic & General Group P.L.C.	2,142	39,061
	Domino Printing Sciences P.L.C.	6,165	32,061
	DS Smith P.L.C.	41,051	117,181
	DSG International	157,332	573,897
	DTZ Holdings P.L.C.	3,558	47,324
*	easyJet P.L.C.	39,719	259,162
*	Eircom Group P.L.C.	12,680	51,043
	Electrocomponents P.L.C.	29,557	140,361
	Elementis P.L.C.	51,576	77,035
	Emap P.L.C.	5,876	96,246
*	Emerald Energy P.L.C.	8,417	46,403
	EMI Group P.L.C.	30,222	154,437
	Ennstone P.L.C.	53,337	49,654

56

	Enodis P.L.C.	45,243	158,473
	Enterprise Inns P.L.C.	27,971	488,441
	Enterprise P.L.C.	4,059	31,549
	Erinaceous Group P.L.C.	5,746	37,305
	Euromoney Institutional Investor P.L.C.	5,782	40,230
	European Motor Holdings P.L.C.	2,809	21,368
	Evolution Group P.L.C.	11,360	33,445
	Expro International Group P.L.C.	3,094	43,272
	F&C Asset Management P.L.C.	36,015	142,348
	Fenner P.L.C.	10,260	40,155
	Filtrona P.L.C.	10,470	60,542
	Filtronic P.L.C.	6,007	22,033
	Findel P.L.C.	3,767	38,679
	First Choice Holidays P.L.C.	32,432	130,507
	Firstgroup P.L.C.	18,524	139,021
	Fisher (James) & Sons P.L.C.	2,197	19,045
	FKI P.L.C.	33,149	66,721
	Forth Ports P.L.C.	3,109	97,886
	French Connection Group P.L.C.	5,511	20,786
	Friends Provident P.L.C.	94,306	313,049
	Future P.L.C.	19,568	14,817
	Gallaher Group P.L.C Sponsored ADR	1,400	87,150
	Gallaher Group P.L.C.	4,928	76,055
	Galliford Try P.L.C.	24,146	49,889
	Game Group P.L.C.	24,501	36,081
	GCAP Media P.L.C.	8,746	39,690
	GKN P.L.C.	63,169	321,276
	GlaxoSmithKline P.L.C. ADR	15,800	873,740
	Go-Ahead Group P.L.C.	1,732	54,944
	Grainger Trust P.L.C.	9,661	94,522
	Great Portland Estates P.L.C.	11,932	104,451
	Greene King P.L.C.	15,858	224,529
	Greggs P.L.C.	1,042	72,316
	Group 4 Securicor P.L.C.	94,000	307,343
	Guiness Peat Group P.L.C.	35,490	58,783
	GUS P.L.C.	36,816	637,195
*	Gyrus Group P.L.C.	10,794	66,231
	Halfords Group P.L.C.	13,800	75,964
	Halma P.L.C.	23,283	80,102
	Hammerson P.L.C.	27,504	585,009
	Hanson P.L.C.	25,187	307,833
	Hanson P.L.C. ADR	1,400	85,386
	Hardys & Hansons P.L.C.	2,504	35,032
	Hays P.L.C.	35,575	107,034
	HBOS P.L.C.	118,471	2,026,335
	Headlam Group P.L.C.	3,793	35,231
	Helical Bar P.L.C.	8,706	63,434
	Helphire Group P.L.C.	5,972	45,002
*	Henderson Group P.L.C.	131,806	189,801
	Highway Insurance Holdings P.L.C.	9,271	13,130
	Hiscox P.L.C.	36,358	145,064
	HMV Group P.L.C.	6,711	20,690
	Holidaybreak P.L.C.	1,695	22,349
	Homeserve P.L.C.	1,858	55,896
*	Homestyle Group P.L.C.	16,500	39,243

57

	House of Fraser P.L.C.	28,003	66,979
	HSBC Holdings P.L.C.	29,126	505,806
	HSBC Holdings P.L.C. ADR	77,000	6,715,940
	Hunting P.L.C.	6,465	43,847
	Huntsworth P.L.C.	17,182	28,521
	ICAP P.L.C.	8,198	75,661
	IMI P.L.C.	26,484	248,997
	Imperial Chemical Industries P.L.C.	10,976	73,499
*	Imperial Chemical Industries P.L.C. Sponsored ADR	1,700	45,441
	Imperial Tobacco Group P.L.C.	3,812	116,743
	Imperial Tobacco Group P.L.C. ADR	2,300	141,519
	Inchcape P.L.C.	23,970	197,805
	Incisive Media P.L.C.	10,736	32,653
	Informa P.L.C.	11,738	93,873
*	Instore P.L.C.	12,812	7,929
*	Intec Telecom Systems P.L.C.	35,353	34,875
	InterContinental Hotels Group P.L.C. ADR	25,300	433,136
*	Intermediate Capital Group P.L.C.	3,438	80,598
	International Power P.L.C.	73,495	398,307
	International Power P.L.C. ADR	800	43,648
	Interserve P.L.C.	8,410	62,241
	Intertek Group P.L.C.	5,695	73,734
*	Invensys P.L.C.	513,756	223,697
	iSOFT Group P.L.C.	4,527	7,438
	Isotron P.L.C.	1,175	13,164
	Ite Group P.L.C.	13,126	31,049
	ITV P.L.C.	216,200	428,809
	Jardine Lloyd Thompson Group P.L.C.	4,188	27,920
	JJB Sports P.L.C.	16,171	52,616
	JKX Oil and Gas P.L.C.	6,519	48,822
	Johnson Matthey P.L.C.	12,138	306,529
	Johnson Service Group P.L.C.	3,879	31,096
	Johnston Press P.L.C.	18,888	162,396
	Kelda Group P.L.C.	13,834	195,195
	Keller Group P.L.C.	3,414	33,918
	Kensington Group P.L.C.	2,728	53,051
	Kesa Electricals P.L.C.	22,659	125,580
	Kier Group P.L.C.	2,179	62,325
	Kiln P.L.C.	24,615	40,723
	Kingfisher P.L.C.	190,647	807,410
	Ladbrokes P.L.C.	24,743	183,535
	Laing (John) P.L.C.	6,206	32,198
	Laird Group P.L.C.	16,102	121,597
	Land Securities Group P.L.C.	16,510	562,449
*	Laura Ashley Holdings P.L.C.	56,367	24,774
	Legal and General Group P.L.C.	288,362	690,994
	Liberty International P.L.C.	17,237	335,988
	Lloyds TSB Group P.L.C.	19,525	183,482
	Lloyds TSB Group P.L.C. ADR	27,700	1,049,830
	LogicaCMG P.L.C.	34,093	110,148
*	London Clubs International P.L.C.	13,326	24,314
	London Merchant Securities P.L.C.	22,188	104,107
	Lonmin P.L.C.	2,687	132,132
	Lookers P.L.C.	2,881	41,503
	Luminar P.L.C.	4,949	48,585

58

	Man Group P.L.C.	4,491	196,540
	Marks & Spencer Group P.L.C.	21,301	216,417
	Marshalls P.L.C.	13,026	76,715
*	Marylebone Warwick Balfour Group P.L.C.	4,753	16,518
	Matalan P.L.C.	36,961	121,580
	McAlpine (Alfred) P.L.C.	9,901	84,438
	McBride P.L.C.	12,308	39,432
	McCarthy & Stone P.L.C.	9,772	140,109
	McKay Securities P.L.C.	2,290	15,322
	Meggitt P.L.C.	18,244	101,269
	Melrose Resources P.L.C.	4,120	30,083
	Metalrax Group P.L.C.	22,274	32,228
	MFI Furniture Group P.L.C.	52,487	113,253
	Michael Page International P.L.C.	12,046	89,227
	Millennium and Copthorne Hotels P.L.C.	16,591	132,937
	Minerva P.L.C.	13,148	62,739
	Misys P.L.C.	32,644	109,841
	Mitchells & Butlers P.L.C.	34,285	320,149
	Mitie Group P.L.C.	18,415	67,071
	Morgan Crucible Company P.L.C.	27,065	124,541
	Morgan Sindall P.L.C.	1,879	37,832
	Morrison (Wm.) Supermarkets P.L.C.	143,864	526,959
	Morse P.L.C.	15,787	22,025
	Mothercare P.L.C.	4,989	32,250
	Mouchel Parkman P.L.C.	6,937	45,434
	Mucklow (A & J) Group P.L.C.	3,971	29,750
*	MyTravel Group P.L.C.	32,100	142,919
	National Express Group P.L.C.	5,281	78,912
	National Grid P.L.C.	12,791	145,244
*	National Grid P.L.C. Sponsored ADR	2,300	130,341
	Next P.L.C.	3,161	96,167
	Northern Foods P.L.C.	34,592	62,426
	Northern Rock P.L.C.	17,035	327,081
*	Northgate Information Solutions P.L.C.	67,595	92,307
	Northgate P.L.C.	5,956	113,556
	Northumbrian Water Group P.L.C.	24,729	113,408
*	NSB Retail Systems P.L.C.	42,949	23,330
	Old Mutual P.L.C.	140,706	442,582
	Oxford Instruments P.L.C.	2,865	10,883
*	Pace Micro Technology P.L.C.	34,362	29,989
	Pearson P.L.C.	16,449	222,553
	Pearson P.L.C. Sponsored ADR	26,200	356,320
	Pendragon P.L.C.	4,298	45,229
	Pennon Group P.L.C.	4,250	100,907
	Persimmon P.L.C.	22,599	507,724
	Photo-Me International P.L.C.	11,337	18,840
	Pilkington P.L.C.	28,697	87,927
	Premier Farnell P.L.C.	18,684	67,699
	Premier Foods P.L.C.	25,390	146,439
*	Premier Oil P.L.C.	8,219	150,605
	Prudential P.L.C.	40,230	437,174
	Psion P.L.C.	10,581	30,859
	Punch Taverns, Ltd.	22,493	360,939
	PZ Cuzzons P.L.C.	3,899	105,817
	Radstone Technology P.L.C.	4,950	24,362

59

	Rank Group P.L.C.	26,098	101,171
	Rathbone Brothers P.L.C.	2,209	48,438
	Reckitt Benckiser P.L.C.	8,100	298,059
	Redrow P.L.C.	14,911	131,077
	Reed Elsevier P.L.C.	8,601	83,735
	Reed Elsevier P.L.C. Sponsored ADR	2,200	85,448
*	Regent Inns P.L.C.	16,761	34,762
*	Regus Group P.L.C.	31,894	66,901
	Renishaw P.L.C.	2,171	35,065
	Rensburg Sheppards P.L.C.	2,692	34,273
	Rentokil Initial P.L.C.	69,011	187,284
	Resolution P.L.C.	11,739	150,654
	Restaurant Group P.L.C.	11,312	41,238
	Reuters Group P.L.C.	12,581	89,162
*	Reuters Group P.L.C. Sponsored ADR	1,000	42,440
	Rexam P.L.C.	25,360	227,162
	Ricardo P.L.C.	2,326	11,886
	Richmond Foods P.L.C.	3,573	49,718
	Rio Tinto P.L.C.	1,455	80,736
	Rio Tinto P.L.C. ADR	1,800	399,600
	RM P.L.C.	6,264	20,699
	Robert Walters P.L.C.	13,001	65,748
	Robert Wiseman Dairies P.L.C.	5,896	35,787
*	Rolls-Royce Group P.L.C.	36,999	285,943
*	Rolls-Royce Group P.L.C. Class B	1,373,514	2,684
	Rotork P.L.C.	2,873	37,645
	Royal & Sun Alliance Insurance Group P.L.C.	92,318	222,008
	Royal & Sun Alliance Insurance Group P.L.C. ADR	12,600	152,082
	Royal Bank of Scotland Group P.L.C.	98,332	3,172,567
	Royal Dutch Shell P.L.C. Series B	60,620	2,090,751
	RPC Group P.L.C.	6,129	27,068
	RPS Group P.L.C.	19,660	75,715
	SABmiller P.L.C.	11,139	208,254
	Sage Group P.L.C.	59,509	257,960
	Sainsbury (J.) P.L.C.	82,059	490,265
	Savills P.L.C.	3,998	42,633
	Schroders P.L.C.	11,237	215,176
	Schroders P.L.C. Non-Voting	7,664	138,499
	Scottish & Newcastle P.L.C.	45,591	422,898
	Scottish & Southern Energy P.L.C.	16,225	343,157
	Scottish Power P.L.C.	9,030	94,430
	Scottish Power P.L.C. ADR	14,444	603,922
*	Scottish Power P.L.C. ADR Series B	24,206	162,967
*	Scottish Power P.L.C. Series B	3,792	25,636
*	SDL P.L.C.	8,590	30,162
	Senior P.L.C.	12,506	14,500
	Serco Group P.L.C.	20,476	120,546
	Severfield-Rowan P.L.C.	2,117	49,143
	Severn Trent P.L.C.	6,329	133,416
	Shaftesbury P.L.C.	10,457	96,791
	Shanks Group P.L.C.	26,404	84,652
	Shire P.L.C.	2,251	32,909
	Shire P.L.C. ADR	7,000	309,330
	SIG P.L.C.	6,442	101,680
	Signet Group P.L.C.	83,528	147,660

60

	Signet Group P.L.C. Sponsored ADR	5,400	95,256
	Slough Estates P.L.C.	33,727	384,268
	SMG P.L.C.	16,594	29,828
	Smith & Nephew P.L.C.	7,085	57,705
	Smith & Nephew P.L.C. Sponsored ADR	900	36,819
	Smith (WH) P.L.C.	16,841	137,717
	Smiths Group P.L.C.	9,855	163,691
*	Soco International P.L.C.	2,165	50,653
	Sondex P.L.C.	7,594	41,061
	Spectris P.L.C.	7,803	86,131
	Speedy Hire P.L.C.	2,805	45,940
	Spirax-Sarco Engineering P.L.C.	4,714	80,437
*	Spirent Communictions P.L.C.	54,266	45,691
	SSL International P.L.C.	8,966	47,139
	St. Ives P.L.C.	4,122	18,595
	St. Modwen Properties P.L.C.	8,788	72,382
	Stagecoach Group P.L.C.	19,857	37,781
	Standard Chartered P.L.C.	12,793	313,997
	Stanley Leisure P.L.C.	4,067	50,139
	Tate & Lyle P.L.C.	41,771	446,353
	Taylor Nelson Sofres P.L.C.	13,398	58,998
	Taylor Woodrow P.L.C.	59,968	377,095
	TDG P.L.C.	6,362	25,434
	Ted Baker P.L.C.	3,510	32,542
	Teesland P.L.C.	24,352	41,927
	Telent P.L.C.	5,015	47,847
	Tesco P.L.C.	186,658	1,119,287
*	Thus Group P.L.C.	13,708	33,508
	Tomkins P.L.C.	14,460	76,311
	Tomkins P.L.C. Sponsored ADR	7,300	155,563
	Topps Tiles P.L.C.	21,404	88,444
	Town Centre Securities P.L.C.	5,250	45,347
	Travis Perkins P.L.C.	9,275	264,975
	Trinity Mirror P.L.C.	22,924	218,456
	TT electronics P.L.C.	10,659	34,621
	Tullow Oil P.L.C.	19,441	132,647
*	U.K. Coal P.L.C.	13,247	40,382
	Ulster Television P.L.C.	3,742	27,820
	Ultra Electronics Holdings P.L.C.	1,894	36,946
	Umeco P.L.C.	3,185	28,107
	Unilever P.L.C. ADR	27,900	628,308
	Uniq P.L.C.	12,866	34,925
	Unite Group P.L.C.	5,289	37,339
	United Business Media P.L.C.	8,154	99,659
	United Utilities P.L.C.	13,806	170,760
*	United Utilities P.L.C. Sponsored ADR	500	12,590
*	Vanco P.L.C.	1,966	17,844
	Vedanta Resources P.L.C.	11,940	322,739
*	Venture Production P.L.C.	3,232	40,468
*	Vernalis P.L.C.	15,428	21,270
	Victrex P.L.C.	4,734	58,792
	Viridian Group P.L.C.	7,964	137,303
	Vitec Group P.L.C.	1,760	15,790
	Vodafone Group P.L.C. ADR	69,000	1,587,000
	VT Group P.L.C.	9,731	86,313

61

Warner Estate Holdings P.L.C.	3,238	42,820
Weir Group P.L.C.	13,887	114,359
Wellington Underwriting P.L.C.	50,224	79,735
Wetherspoon (J.D.) P.L.C.	8,653	63,934
Whatman P.L.C.	6,724	39,972
Whitbread P.L.C.	26,304	516,473
William Hill P.L.C.	7,743	89,172
Wilmington Group P.L.C.	7,851	25,589
Wilson Bowden P.L.C.	3,679	96,934
Wimpey (George) P.L.C.	40,429	349,924
Wincanton P.L.C.	3,431	20,960
* Wolfson Microelectronics P.L.C.	5,439	45,782
Wolseley P.L.C.	10,987	255,662
Wolverhampton & Dudley Breweries P.L.C.	7,693	181,601
Wood Group (John) P.L.C.	21,993	96,575
Woolworths Group P.L.C.	95,221	56,148
Workspace Group P.L.C.	13,603	77,431
WPP Group P.L.C.	16,973	209,226
WPP Group P.L.C. ADR	10,700	659,120
WSP Group P.L.C.	4,475	35,298
Wyevale Garden Centres P.L.C.	4,081	41,867
XANSA P.L.C.	11,942	17,216
Xstrata P.L.C.	18,049	719,185
Yell Group P.L.C.	31,964	299,950
Yule Catto & Co. P.L.C.	8,626	39,719
TOTAL COMMON STOCKS		85,580,279

RIGHTS/WARRANTS — (0.0%)
* Colt Telecom Group P.L.C. Rights For Claims Purposes	21,508	402

TOTAL — UNITED KINGDOM		85,580,681

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (12.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $55,818,000 U.S. Treasury Notes 3.500%, 11/15/06 & 3.125%, 05/15/07, valued at $55,400,924) to be repurchased at $54,321,266	$54,314	54,313,873

Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,176,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,604,760) to be repurchased at $3,551,480	3,551	3,551,000
TOTAL TEMPORARY CASH INVESTMENTS		57,864,873

TOTAL INVESTMENTS - (100.0%) (Cost $433,188,595)		$461,564,933

See accompanying Notes to Financial Statements.

62

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

	Shares	Value ††

BRAZIL -- (12.1%)
COMMON STOCKS -- (1.4%)
Arcelor Brasil SA	41,496	$606,515
Cia de Saneamento do Parana	34,300	33,373
Companhia Siderurgica Nacional SA	14,000	415,308
Companhia Vale do Rio Doce ADR	82,300	3,834,357
Copesul Companhia Petroquimica do Sul	26,500	305,624
Eternit SA	20,000	82,508
* Perdigao SA	32,400	312,441
Souza Cruz SA	29,900	426,681
Tractebel Energia SA	45,600	337,194
TOTAL COMMON STOCKS		6,354,001

PREFERRED STOCKS -- (10.7%)
Acesita SA	12,000	193,453
Ambev Cia de Bebidas das Americas	2,210,000	907,892
Ambev Cia de Bebidas das Americas ADR	20,200	827,998
Aracruz Celulose SA ADR	16,900	864,435
Aracruz Celulose SA Series B	90,000	457,297
Banci Itau Holding Financeira SA	12,900	340,281
Banco Bradesco SA	8,800	268,205
Banco Bradesco SA ADR	116,600	3,562,130
Banco Itau Holding Financeira SA ADR	113,200	3,015,648
Brasil Telecom Participacoes SA ADR	14,161	433,327
Brasil Telecom SA ADR	16,544	191,083
Braskem SA Preferred A	58,000	354,145
Braskem SA Special Preferred A Sponsored ADR	11,500	138,230
Centrais Electricas de Santa Catarina SA - CELESC Series B	249,000	160,437
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,634	450,604
Companhia Brasileira de Petroleo Ipiranga SA	40,000	300,108
Companhia de Tecidos Norte de Minas	970,000	74,664
Companhia Energetica de Minas Gerais	1,090,000	41,620
Companhia Energetica de Minas Gerais SA ADR	25,778	987,297
Companhia Paranaense de Energia-Copel ADR	8,100	66,825
Companhia Paranaense de Energia-Copel Series B	34,380,000	282,176
Companhia Siderurgica Nacional SA ADR	76,900	2,282,392
Companhia Vale do Rio Doce ADR	47,000	1,833,470
Companhia Vale do Rio Doce Series A	118,764	2,285,918
Confab Industrial SA	88,710	166,104
Contax Participacoes SA ADR	46,700	33,264
Distribuidora de Produtos de Petroleo Ipiranga SA	4,000	41,946
Duratex SA	46,000	383,914
* Electropaulo Metropolitana SA	4,430,000	170,495
Embratel Participacoes SA	101,200,000	264,323

1

	Embratel Participacoes SA ADR	12,781	166,281
	Empresa Brasileira de Aeronautica SA	79,200	657,574
	Empresa Brasileira de Aeronautica SA ADR	29,925	1,000,991
	Empresa Brasileira de Compressores SA - Embraco	45,000	21,989
	Fertibras SA	2,400	24,389
	Forjas Taurus SA	51,000	69,029
	Gerdau SA	10,800	152,905
	Gerdau SA ADR	139,150	1,989,845
	Gol Linhas Aereas Inteligentes SA	28,500	891,665
	Industrias Romi SA	1,700	84,908
	Investimentos Itau SA	594,000	2,257,842
	Klabin SA	535,000	1,145,189
	Lojas Americanas SA	9,600,000	337,879
	Mahle-Metal Leve SA Industria e Comercio	8,666	146,151
	Marcopolo SA	36,100	109,120
	Metalurgica Gerdau SA	92,650	1,586,569
*	Net Servicos de Comunicacao SA	619,200	305,249
*	Paranapanema SA	11,900	76,160
	Perdigao SA ADR	2,400	45,600
	Randon Implementos e Participacoes SA	43,800	142,433
	Refinaria de Petroleo Ipiranga SA	7,700	103,222
	Ripasa SA Papel e Celulose	62,800	133,340
	Sadia SA	330,000	813,405
	Sao Paulo Alpargatas SA	4,000	171,243
	Suzano Bahia Sul Papel e Celullose SA	94,500	543,503
	Suzano Petroquimica SA	50,963	75,150
	Tele Norte Leste Participacoes SA	27,000	352,605
	Tele Norte Leste Participacoes SA ADR	66,700	875,104
	Telecomunicacoes de Sao Paulo SA	28,200	531,684
	Telemar Norte Leste SA	61,000	1,167,243
	Telemig Celular Participacoes SA	34,200,000	61,375
	Telemig Celular Participacoes SA ADR	1,563	55,658
*	Telemig Celular Participacoes SA Subscription Receipts	365,256	660
	Telesp - Telecomunicacoes de San Paulo SA ADR	31,000	584,040
	Tim Participacoes SA	33,168,415	80,608
	Tim Participacoes SA ADR	17,100	414,333
	Ultrapar Participacoes SA	11,600	171,053
*	Ultrapar Participacoes SA Sponsored ADR	6,000	91,500
	Uniao des Industrias Petroquimicas SA Series B	137,280	92,608
	Unibanco-Uniao de Bancos Brasileiros SA ADR	78,347	5,000,889
	Unibanco-Uniao de Bancos Brasileiros Units SA	6,000	76,904
	Usinas Siderurgicas de Minas Gerais SA Series A	77,500	2,505,470
*	Vivo Participacoes SA	285,251	717,907
	Vivo Participacoes SA ADR	69,300	175,329
	Votorantim Celulose e Papel SA	28,800	410,859
	Votorantim Celulose e Papel SA ADR	42,100	599,083
	Weg SA	120,000	417,730
TOTAL PREFERRED STOCKS			48,813,954

RIGHTS/WARRANTS -- (0.0%)
*	Companhia de Bebidas das Americas Rights	556	0
*	Net Servicos de Comunicacao SA Preferred Rights 06/09/06	10,200	0
*	Vivo Participacoes SA Rights 06/06/06	2,862	0

2

TOTAL RIGHTS/WARRANTS		0

TOTAL -- BRAZIL		55,167,955

CHILE -- (3.2%)
COMMON STOCKS -- (3.2%)
Aguas Andinas SA Series A	642,227	216,806
Banco de Chile	1,685,321	104,305
Banco de Chile Series F ADR	3,397	126,051
Banco de Credito e Inversiones SA Series A	12,997	361,976
Banco Santander Chile SA Sponsored ADR	6,781	274,970
Bancoco Santander Chile SA	988,793	38,573
Banmedica SA	153,116	130,660
CAP SA (Compania de Aceros del Pacifico)	40,742	565,513
Cementos Bio-Bio SA	93,069	242,622
Colbun SA	2,754,952	417,480
Compania Cervecerias Unidas SA	30,221	140,903
Compania Cervecerias Unidas SA ADR	12,174	283,045
Compania de Consumidores de Gas	18,736	95,929
Compania de Telecomunicaciones de Chile SA Series A	58,608	117,062
Compania General de Electricidad SA	86,254	533,895
Compania SudAmericana de Vapores SA	89,173	116,233
Compania Telecomunicaciones de Chile SA Sponsored ADR	68,438	550,926
Corpbanca SA	79,878,560	404,486
Cristalerias de Chile SA	28,411	279,741
Distribucion y Servicio D&S SA	409,485	113,660
Distribucion y Servicio D&S SA ADR	18,865	313,536
Embotelladora Andina SA Series B	35,500	84,555
Embotelladora Andina SA Series B ADR	4,200	59,850
Empresa Nacional de Electricidad SA	299,484	270,726
Empresa Nacional de Electricidad SA ADR	37,400	1,010,922
Empresa Nacional de Telecomunicaciones SA	55,890	568,124
Empresas CMPC SA	70,209	1,843,447
Empresas Copec SA	196,918	1,757,933
Empresas Iansa SA	1,476,007	411,078
Enersis SA	1,676,555	387,538
Enersis SA ADR	82,112	957,426
Farmacias Ahumada SA	32,478	77,967
Lan Airlines SA	33,980	231,016
* Madeco SA	2,467,991	224,489
Masisa SA	199,060	32,334
Parque Arauco SA	184,175	120,895
S.A.C.I. Falabella SA	138,525	407,625
Sociedad Quimica y Minera de Chile SA ADR	2,600	261,508
Sociedad Quimica y Minera de Chile SA Series B	22,203	224,862
Vina Concha Y Toro SA ADR	3,500	88,900
Vina de Concha y Toro SA	109,160	139,418
* Vina San Pedro SA	8,136,038	61,188

TOTAL -- CHILE		14,650,173

CZECH REPUBLIC -- (1.2%)
COMMON STOCKS -- (1.2%)
* Cesky Telecom A.S.	71,045	1,475,043

3

	CEZ A.S.	60,000	1,897,548
	Komercni Banka A.S.	10,366	1,460,894
*	Phillip Morris CR A.S.	439	241,809
	Zentiva NV	12,000	571,941

TOTAL -- CZECH REPUBLIC			5,647,235

HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
	BorsodChem RT	91,062	1,022,713
*	Danubius Hotel & Spa RT	4,737	134,210
	Demasz RT	1,579	115,639
	Egis Nyrt.	3,578	479,395
*	Fotex RT	51,760	138,152
	Gedeon Richter RT	8,139	1,589,462
*	Magyar Telekom Telecommunications P.L.C.	243,550	1,008,605
*	Magyar Telekom Telecommunications Sponsored ADR	4,200	89,754
	MOL Magyar Olaj- es Gazipari RT	32,902	3,369,967
	OTP Bank RT	108,671	3,615,020
*	Pannonplast RT	8,510	120,388
*	RABA Automotive Holding P.L.C.	14,846	52,964
*	Synergon Information Systems	14,016	51,943
*	Tiszai Vegyi Kombinat RT	7,203	181,293
	Zwack Unicum RT	611	35,160

TOTAL -- HUNGARY			12,004,665

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
	Aarti Industries, Ltd.	19,188	27,990
	Aban Loyd Chiles Offshore, Ltd.	5,790	129,476
	ABB, Ltd. India	2,705	135,550
	Adani Exports, Ltd.	86,478	337,873
	Aditya Birla Nuvo, Ltd.	15,746	255,377
*	Adlabs Films, Ltd.	11,635	77,333
	Aftek Infosys, Ltd.	29,227	39,807
*	Agro Tech Foods, Ltd.	8,888	20,573
	Alembic, Ltd.	8,975	64,521
	Alfa Laval (India), Ltd.	3,088	65,791
	Alok Industries, Ltd.	42,597	71,481
	Alstom Projects India, Ltd.	12,551	74,259
	Amtek Auto, Ltd.	30,009	183,981
	Apollo Hospitals Enterprise, Ltd.	14,022	127,132
	Apollo Tyres, Ltd.	7,846	42,229
*	Aptech, Ltd.	23,684	52,189
	Arvind Mills, Ltd.	49,521	78,867
	Asahi India Glass, Ltd.	47,875	96,769
	Ashok Leyland, Ltd.	250,519	211,603
	Asian Hotels, Ltd.	5,399	69,890
	Asian Paints (India), Ltd.	12,413	152,784
*	Astra Microwave Products, Ltd.	12,504	59,662
	Aurobindo Pharma, Ltd.	15,616	196,015
	Automotive Axles, Ltd.	2,927	31,723
	Avaya Globalconnect, Ltd.	6,138	42,869

4

	Aventis Pharma, Ltd.	4,646	169,747
*	Aztec Software & Technology Services, Ltd.	13,636	46,214
*	Bajaj Auto Finance, Ltd.	6,378	63,015
	Bajaj Auto, Ltd.	13,877	822,569
	Bajaj Hindusthan, Ltd.	16,389	147,973
*	Balaji Telefilms, Ltd.	23,601	59,093
	Ballarpur Industries, Ltd.	49,239	130,051
	Balmer Lawrie & Co., Ltd.	3,958	36,693
	Balrampur Chini Mills, Ltd.	40,514	117,688
*	Bank of Rajasthan, Ltd.	26,956	21,129
	Bannari Amman Sugars, Ltd.	3,050	81,369
	BASF India, Ltd.	7,608	35,366
*	Bata India, Ltd.	12,789	64,112
	Berger Paints India, Ltd.	58,405	90,489
	Bharat Earth Movers, Ltd.	7,581	191,708
	Bharat Forge, Ltd.	27,442	198,946
*	Bharati Shipyard, Ltd.	6,996	64,562
	Biocon, Ltd.	21,042	180,465
	Birla Corp., Ltd.	17,639	93,245
	Blue Dart Express, Ltd.	6,396	70,181
	Blue Star, Ltd.	4,186	60,974
	BOC India, Ltd.	18,710	66,207
	Bombay Dyeing & Manufacturing Co., Ltd.	8,536	123,498
	Bongaigaon Refinery & Petrochemicals, Ltd.	56,883	69,594
	Britannia Industries, Ltd.	4,090	128,250
	Cadila Healthcare, Ltd.	14,223	178,209
	Carborundum Universal, Ltd.	33,789	111,689
*	CCL Products (India), Ltd.	4,124	39,155
*	Ceat, Ltd.	18,802	36,485
*	Century Enka, Ltd.	7,789	28,442
	Century Textiles & Industries, Ltd.	19,495	169,321
	CESC, Ltd.	23,568	149,931
	Chambal Fertilizers & Chemicals, Ltd.	157,883	126,928
	Chennai Petroleum Corp., Ltd.	26,175	124,021
	Cipla, Ltd.	38,995	193,330
*	CMC, Ltd.	6,389	67,342
	Colgate-Palmolive (India), Ltd.	11,480	90,456
*	Coromandel Fertilisers, Ltd.	33,827	62,429
	Crompton Greaves, Ltd.	6,205	135,336
	Cummins India, Ltd.	31,489	126,881
	Dabur India, Ltd.	21,496	62,695
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	22,901	44,977
	Dhampur Sugar Mills, Ltd.	5,238	17,882
*	Dishman Pharmaceuticals & Chemicals, Ltd.	15,007	62,313
	Divi’s Laboratories, Ltd.	3,390	102,177
*	D-Link (India), Ltd.	10,966	21,806
	Dr. Reddy’s Laboratories, Ltd.	21,475	628,161
	E.I.D. - Parry (India), Ltd.	27,838	169,809
	EIH, Ltd.	13,542	200,160
*	Elder Pharmaceuticals, Ltd.	5,586	38,590
	Electrosteel Casings, Ltd.	8,588	67,265
*	Elgi Equipments, Ltd.	23,578	36,525
	Esab India, Ltd.	3,758	30,910
*	Escorts, Ltd.	19,930	34,567

5

*	Essar Steel, Ltd.	83,864	74,857
	Essel Propack, Ltd.	6,387	51,741
*	Eveready Industries (India), Ltd.	16,226	32,022
*	Everest Industries, Ltd.	4,500	12,749
	Exide Industries, Ltd.	22,550	125,554
	FAG Bearings (India), Ltd.	4,024	49,077
	FCI OEN Connectors, Ltd.	2,727	22,789
	FDC, Ltd.	64,417	61,518
	Federal Bank, Ltd.	25,440	103,823
	Finolex Cables, Ltd.	11,452	83,260
	Finolex Industries, Ltd.	29,966	59,167
	Flextronics Software Systems, Ltd.	7,156	111,748
*	Gammon India, Ltd.	10,492	96,394
	Geodesic Information Systems, Ltd.	14,024	49,028
*	Geometric Software Solutions Co., Ltd.	15,937	34,618
	GHCL, Ltd.	30,009	105,644
	Gillette India, Ltd.	8,242	139,617
	GlaxoSmithKline Consumer Healthcare, Ltd.	13,094	166,698
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,580	111,720
	Glenmark Pharmaceuticals, Ltd.	19,423	138,369
*	Godavari Fertilisers & Chemicals, Ltd.	14,439	25,264
*	Godfrey Phillips India, Ltd.	2,112	66,511
	Godrej Consumer Products, Ltd.	7,642	116,288
	Godrej Industries, Ltd.	14,281	191,733
*	Goetze (India), Ltd.	5,529	34,775
	Great Eastern Shipping Co., Ltd.	53,938	275,937
	Greaves Cotton, Ltd.	14,677	123,554
	GTL, Ltd.	51,082	161,889
	Gujarat Alkalies & Chemicals, Ltd.	29,420	123,004
	Gujarat Ambuja Cements, Ltd.	218,866	438,525
	Gujarat Fluorochemicals, Ltd.	16,493	162,229
	Gujarat Gas Co., Ltd.	2,650	71,931
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	104,844
	Gujarat State Fertilizers & Chemicals, Ltd.	33,482	153,654
	H.E.G., Ltd.	10,666	39,585
	HCL Infosystems, Ltd.	31,014	104,414
	HCL Technologies, Ltd.	29,883	323,564
	HDFC Bank ADR	2,200	116,468
	HDFC Bank, Ltd.	74,876	1,201,878
	Hero Honda Motors, Ltd. Series B	22,310	371,799
	Hexaware Technologies, Ltd.	39,813	112,607
*	Himachal Futuristic Communications, Ltd.	193,932	125,527
	Himatsingka Seide, Ltd.	32,849	80,561
	Hinduja TMT, Ltd.	13,673	195,808
	Hindustan Construction Co., Ltd.	49,673	150,015
	Hindustan Lever, Ltd.	169,197	853,815
*	Hindustan Motors, Ltd.	47,867	38,359
	Hindustan Oil Exploration Co., Ltd.	11,991	35,084
*	Hindustan Sanitaryware & Industries, Ltd.	12,171	34,559
	Honeywell Automation India, Ltd.	2,155	64,045
	Hotel Leelaventure, Ltd.	26,946	203,378
	ICI India, Ltd.	10,671	80,197
*	ICICI Bank Sponsored ADR	15,450	410,970
	I-Flex Solutions, Ltd.	15,820	385,692

6

*	iGate Global Solutions, Ltd.	7,446	33,876
*	India Cements, Ltd.	50,630	175,686
*	India Glycols, Ltd.	7,721	22,733
*	Indiabulls Financial Services, Ltd.	32,342	205,245
	Indian Hotels Co., Ltd.	20,977	544,767
	Indian Petrochemicals Corp., Ltd.	61,424	316,744
	Indo Rama Synthetics (India), Ltd.	52,177	70,234
	IndusInd Bank, Ltd.	42,947	42,752
	Industrial Development Bank of India, Ltd.	91,895	139,351
	Infosys Technologies, Ltd.	45,253	2,847,421
*	Infotech Enterprises, Ltd.	5,884	70,108
	IPCA Laboratories, Ltd.	9,634	65,961
*	Ispat Industries, Ltd. Post Reconstruction	145,697	54,906
	ITC, Ltd.	325,057	1,158,667
	IVRCL Infrastructures & Projects, Ltd.	15,987	82,159
	J.B. Chemicals & Pharmaceuticals, Ltd.	26,674	56,867
	J.K. Industries, Ltd.	17,588	33,500
	Jaiprakash Associates, Ltd.	34,057	320,487
*	Jammu & Kashmir Bank, Ltd.	15,652	130,884
*	JBF Industries, Ltd.	19,181	36,995
	Jindal Poly Films, Ltd.	15,442	90,939
	Jindal Saw, Ltd.	18,361	148,235
*	Jindal Stainless, Ltd.	37,500	70,722
	Jindal Steel & Power, Ltd.	9,601	377,408
*	JSW Steel, Ltd.	40,392	253,142
	Jubilant Organosys, Ltd.	29,769	150,846
	K.S.B. Pumps, Ltd.	4,173	46,047
*	Karnataka Bank, Ltd.	45,806	97,559
*	KEC Infrastructures, Ltd.	12,355	8,353
*	KEC International, Ltd.	12,355	85,902
	Kesoram Industries, Ltd.	17,302	88,209
	Kirloskar Oil Engines, Ltd.	35,962	193,198
	KPIT Cummins Infosystems, Ltd.	4,893	47,156
	Lakshmi Machine Works, Ltd.	268	125,322
	Larsen & Toubro, Ltd.	14,529	727,377
	LIC Housing Finance, Ltd.	23,238	90,266
	Lupin, Ltd.	6,748	150,189
	Madras Cements, Ltd.	2,589	134,369
*	Maharashtra Scooters, Ltd.	2,000	16,304
	Maharashtra Seamless, Ltd.	18,450	120,119
	Mahavir Spinning Mills, Ltd.	21,519	165,222
	Mahindra & Mahindra, Ltd.	49,390	650,369
*	Mahindra Gesco Developers, Ltd.	6,822	105,507
	Mangalore Refinery & Petrochemicals, Ltd.	193,725	179,081
	Marico, Ltd.	11,197	109,624
	Maruti Udyog, Ltd.	30,010	475,932
	Mastek, Ltd.	9,778	83,963
	Matrix Laboratories, Ltd.	56,029	294,395
*	Max India, Ltd.	5,000	79,929
	McDowell & Co., Ltd.	8,633	96,885
	Merck, Ltd.	6,714	78,017
	Micro Inks, Ltd.	1,512	11,885
	Monsanto India, Ltd.	2,665	82,175
	Moser Baer (India), Ltd.	48,279	221,269

7

	Motherson Sumi Systems, Ltd.	42,387	84,804
	Motor Industries Co., Ltd.	3,058	199,560
*	Mphasis BFL, Ltd.	55,499	228,657
	MRF, Ltd.	901	54,458
*	Mukand, Ltd.	18,691	40,046
*	Mysore Cements, Ltd.	87,234	73,382
	Nagarjuna Construction Co., Ltd.	19,145	137,612
*	Nagarjuna Fertilizers & Chemicals, Ltd.	117,785	36,220
	Nahar Spinning Mills, Ltd.	6,331	33,119
*	Natco Pharma, Ltd.	10,444	24,844
	Navneet Publications (India), Ltd.	3,750	23,563
*	Nelco, Ltd.	8,380	19,298
	Nicholas Piramal India, Ltd.	21,801	89,997
*	NIIT Technologies, Ltd.	10,150	40,957
	Nirma, Ltd.	22,924	219,390
*	Omax Autos, Ltd.	8,735	15,865
	Orchid Chemicals & Pharmaceuticals, Ltd.	22,803	111,321
	Panacea Biotec, Ltd.	13,649	111,852
	Pantaloon Retail India, Ltd.	1,620	57,371
	Patni Computer Systems, Ltd.	33,362	263,332
*	Petronet LNG, Ltd.	182,990	192,204
	Pfizer, Ltd.	3,965	75,370
	Pidilite Industries, Ltd.	63,547	139,130
	Polaris Software Lab, Ltd.	26,391	48,952
*	Prism Cements, Ltd.	103,554	69,991
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	67,995
	PSL, Ltd.	7,228	36,979
*	PTC India, Ltd.	37,194	49,376
	Punjab Tractors, Ltd.	24,054	132,966
	Radico Khaitan, Ltd.	26,028	94,970
	Rallis India, Ltd.	3,736	26,032
	Ranbaxy Laboratories, Ltd.	61,391	544,663
*	Raymond, Ltd.	21,334	225,446
*	Reliance Capital Ventures, Ltd.	164,752	89,483
*	Reliance Communication Ventures, Ltd.	164,752	952,470
*	Reliance Energy Ventures, Ltd.	164,752	122,572
	Reliance Energy, Ltd.	21,087	224,488
*	Reliance Industries, Ltd.	271,060	5,579,982
*	Reliance Natural Resources, Ltd.	164,752	91,974
*	Rico Auto Industries, Ltd.	19,859	33,699
	Rolta India, Ltd.	19,375	82,556
	Ruchi Soya Industries, Ltd.	5,279	35,860
	Satyam Computer Services, Ltd.	92,719	1,386,588
	Satyam Computer Services, Ltd. ADR	2,800	90,076
	Sesa Goa, Ltd.	7,700	202,535
	Shree Cement, Ltd.	6,056	109,308
	Shriram Transport Finance Co., Ltd.	32,077	84,172
*	Shyam Telecom, Ltd.	12,891	28,468
	Siemens India, Ltd.	1,788	189,115
	SKF India, Ltd.	20,166	132,622
*	Solectron Centum Electronics, Ltd.	5,559	26,888
*	Sona Koyo Steering Systems, Ltd.	17,879	32,330
*	Sonata Software, Ltd.	38,398	22,425
*	South India Bank, Ltd.	18,469	25,762

8

*	Srei Infrastructure Finance, Ltd.	20,263	21,952
	SRF, Ltd.	21,324	99,805
	Sterling Biotech, Ltd.	52,708	135,639
	Sterlite Industries (India), Ltd. Series A	66,815	620,663
*	Sterlite Optical Technologies, Ltd.	15,155	44,813
	Strides Arcolab, Ltd.	10,825	66,403
	Subex Systems, Ltd.	4,534	47,556
	Sun Pharmaceuticals Industries, Ltd.	9,909	172,305
	Sundaram-Clayton, Ltd.	3,604	95,408
	Sundram Fastners, Ltd.	24,948	80,601
	Tata Chemicals, Ltd.	35,060	172,979
	Tata Consultancy Services, Ltd.	14,160	545,292
*	Tata Investment Corp., Ltd.	8,415	76,523
*	Tata Metaliks, Ltd.	11,728	44,503
	Tata Motors, Ltd.	59,514	1,015,748
	Tata Power Co., Ltd.	16,438	176,634
	Tata Steel, Ltd.	36,692	409,397
	Tata Tea, Ltd.	11,489	178,190
*	Tata Teleservices Maharashtra, Ltd.	229,520	102,283
*	Texmaco, Ltd.	2,401	38,875
	Thermax, Ltd.	24,997	159,878
	Titan Industries, Ltd.	8,983	134,837
*	Torrent Pharmaceuticals, Ltd.	26,231	117,216
*	Torrent Power AEC, Ltd.	15,826	78,774
*	Trent, Ltd.	3,262	62,152
	Tube Investments of India, Ltd.	55,000	140,573
	TVS Motor Co., Ltd.	57,926	155,952
	Unichem Laboratories, Ltd.	11,679	67,934
	Unitech, Ltd.	1,973	570,680
*	United Phosphorus, Ltd.	38,014	210,687
*	Usha Martin, Ltd.	17,535	71,903
	UTI Bank, Ltd.	80,894	498,618
	Varun Shipping Co.	29,065	52,683
	Vesuvius India, Ltd.	5,903	38,673
	Videocon Industries, Ltd.	4,542	42,194
	Videsh Sanchar Nigam, Ltd.	25,680	211,912
	Visualsoft Technologies, Ltd.	7,727	15,681
	Voltas, Ltd.	5,598	118,869
*	Welspun India, Ltd.	16,850	33,551
*	Welspun-Gujarat Stahl Rohren, Ltd.	41,475	61,852
	Wipro, Ltd.	42,625	415,733
*	Wockhardt, Ltd.	9,704	75,473
	Wyeth, Ltd.	8,554	109,475
	Zee Telefilms, Ltd. Series B	155,079	777,205
*	Zensar Technologies, Ltd.	8,110	39,286
*	Zuari Industries, Ltd.	10,870	51,232
TOTAL COMMON STOCKS			51,182,475

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	97,131	5,328

TOTAL — INDIA			51,187,803

9

INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
*	PT Apexindo Pratama Tbk	973,500	142,624
	PT Asahimas Flat Glass Tbk	126,500	38,322
	PT Astra Agro Lestari Tbk	280,000	197,100
*	PT Astra Graphia Tbk	879,000	30,047
	PT Astra International Tbk	1,654,500	1,758,203
*	PT Bakrieland Development Tbk	600,000	12,027
	PT Bank Central Asia Tbk	1,616,000	718,416
	PT Bank Danamon Indonesia Tbk	919,000	458,272
	PT Bank Pan Indonesia Tbk	5,768,000	269,285
	PT Berlian Laju Tanker Tbk	1,420,500	281,763
	PT Bumi Resources Tbk	8,192,000	736,556
*	PT Ciputra Surya Tbk	963,000	69,020
*	PT Citra Marga Nusaphala Persada Tbk	1,344,000	103,484
*	PT Energi Mega Persada Tbk	2,335,000	184,905
	PT Enseval Putera Megatrading Tbk	1,298,000	102,884
	PT Gudang Garam Tbk	529,500	548,545
*	PT Indocement Tunggal Prakarsa Tbk	630,000	263,295
	PT Indofood Sukses Makmur Tbk	4,225,500	431,345
	PT Indosat Tbk	433,500	232,687
	PT Indosat Tbk ADR	9,470	246,599
	PT International Nickel Indonesia Tbk	164,000	351,061
	PT Jaya Real Property Tbk	70,500	27,820
	PT Kalbe Farma Tbk	2,066,500	293,714
*	PT Kawasan Industry Jababeka Tbk	5,837,000	76,049
	PT Lautan Luas Tbk	320,000	16,115
	PT Lippo Karawaci Tbk	888,000	171,010
	PT Matahari Putra Prima Tbk	1,255,500	98,006
	PT Mayorah Indah Tbk	680,500	75,315
	PT Medco Energi International Tbk	166,500	71,821
*	PT Mitra Adiperkasa Tbk	794,000	81,793
	PT Panin Insurance Tbk	1,249,000	40,899
*	PT Petrosea Tbk	93,500	68,316
*	PT Polychem Indonesia Tbk	2,109,000	49,337
	PT Ramayana Lestari Sentosa Tbk	1,983,500	163,552
*	PT Samudera Indonesia Tbk	65,000	55,699
	PT Semen Gresik Tbk	77,000	184,482
	PT Summarecon Agung Tbk	727,000	95,421
	PT Telekomunikasi Indonesia Tbk	1,296,000	996,359
	PT Telekomunikasi Indonesia Tbk ADR	44,012	1,358,210
	PT Tempo Scan Pacific Tbk	201,500	124,608
	PT Timah Tbk	147,000	30,770
*	PT Trimegah Sec Tbk	5,343,500	80,997
	PT Unilever Indonesia Tbk	407,500	177,751
	PT United Tractors Tbk	747,000	437,993

TOTAL — INDONESIA			11,952,477

ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
	Africa-Israel Investments, Ltd.	2,771	150,480
	Albad Massuot Yitzhak, Ltd.	7,278	70,678
	Alony Hetz Properties & Investments, Ltd.	53,586	224,480

10

*	Alvarion, Ltd.	35,958	261,320
*	Alvarion, Ltd. ADR	2,700	19,602
	American Israeli Paper Mills, Ltd.	2,033	94,535
	Analyst I.M.S.	6,498	72,196
*	AudioCodes, Ltd.	13,100	159,823
*	AudioCodes, Ltd. ADR	8,275	99,879
	Azorim Investment Development & Construction Co., Ltd.	16,855	222,063
	Bank Hapoalim B.M.	380,559	1,769,523
	Bank Leumi Le-Israel	312,718	1,173,132
*	Baran Group, Ltd.	7,506	98,663
	Bezeq Israeli Telecommunication Corp., Ltd.	423,395	519,719
*	Blue Square Chain Stores Properties & Investments, Ltd.	1,400	13,783
	Blue Square-Israel, Ltd.	12,550	145,324
	Clal Industries, Ltd.	41,321	213,004
	Clal Insurance Enterprise Holdings, Ltd.	10,721	228,190
	Dan Vehicle & Transportation	6,979	38,357
*	Danya Cebus, Ltd.	17,560	121,903
	Delek Automotive Systems, Ltd.	18,473	113,637
	Delek Drilling LP, Ltd.	197,506	78,541
*	Delta-Galil Industries, Ltd.	11,796	83,153
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	97,493
	Discount Investment Corp.	15,387	371,405
	Elbit Medical Imaging, Ltd.	8,168	203,376
	Elbit Systems, Ltd.	10,975	290,919
*	Electra (Israel), Ltd.	1,920	202,741
*	Electra Consumer Products	3,258	21,519
	Elron Electronic Industries, Ltd.	15,627	160,612
*	First International Bank of Israel, Ltd.	32,123	84,610
	FMS Enterprises Migun, Ltd.	3,438	160,433
*	Formula Systems (1985), Ltd.	2,164	25,643
	Frutarom	19,404	155,217
*	Hamlet (Israel-Canada), Ltd.	7,728	39,878
*	Housing & Construction Holding Co., Ltd.	44,845	44,407
	IBI Investment House, Ltd.	2,676	31,699
	IDB Development Corp., Ltd. Series A	13,399	442,473
	Industrial Building Corp., Ltd.	87,188	149,238
	Israel Chemicals, Ltd.	97,657	414,753
	Israel Petrochemical Enterprises, Ltd.	6,677	57,755
	Israel Salt Industries, Ltd.	15,201	88,697
	Ituran Location & Control, Ltd.	9,288	137,916
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	3,865	32,923
	Knafaim Arkia Holdings, Ltd.	5,307	57,533
*	Koor Industries, Ltd.	4,150	240,051
*	Koor Industries, Ltd. ADR	8,030	93,550
	Leader Holding & Investments, Ltd.	28,600	53,827
*	Lipman Electronic Engineering, Ltd.	4,134	122,176
*	Lipman Electronic Engineering, Ltd. ADR	6,508	191,400
*	Magal Security Systems, Ltd.	2,268	21,914
	Makhteshim-Agan Industries, Ltd.	113,054	652,391
*	Matav-Cable Systems Media, Ltd.	4,207	28,885
	Medtechnica, Ltd.	7,131	39,372
*	Mer Industries, Ltd.	3,208	19,918
*	Metalink, Ltd.	4,078	24,145
	Migdal Insurance Holdings, Ltd.	103,993	143,512

11

*	Miloumor, Ltd.	13,887	52,250
	Mivtach Shamir Holdings, Ltd.	6,314	108,092
*	Naphtha Israel Petroleum Corp.	118,848	33,329
*	Neto M.E. Holdings, Ltd.	2,992	77,910
*	NICE Systems, Ltd.	8,520	233,369
*	NICE Systems, Ltd. ADR	10,400	282,880
	Nisko Industries (1992), Ltd.	7,419	47,917
*	OCIF Investments and Development, Ltd.	1,386	31,178
*	Orckit Communications, Ltd.	4,455	58,154
	Ormat Industries, Ltd.	42,531	408,417
	Osem Investment, Ltd.	14,701	125,378
	Partner Communications Co., Ltd.	30,365	260,565
	Partner Communications Co., Ltd. ADR	5,986	50,941
	Property and Building Corp., Ltd.	1,371	173,072
*	RADVision, Ltd.	7,771	127,169
*	Retalix, Ltd.	11,806	283,837
*	Scailex Corp., Ltd.	25,897	183,532
	Shrem Fudim Kelner & Co., Ltd.	9,687	32,442
	Strauss-Elite, Ltd.	9,409	94,873
	Suny Electronic Inc., Ltd.	19,652	77,089
*	Super-Sol, Ltd. Series B	100,260	291,854
	Tadiran Communications, Ltd.	4,334	149,265
	Telsys, Ltd.	5,676	39,616
	Teva Pharmaceutical Industries, Ltd.	11,056	406,206
	Teva Pharmaceutical Industries, Ltd. ADR	132,792	4,834,957
*	The Israel Land Development Co., Ltd.	13,079	51,412
*	Tower Semiconductor, Ltd.	43,444	72,534
*	Union Bank of Israel, Ltd.	41,579	215,062
*	United Mizrahi Bank, Ltd.	88,662	544,194
	Urdan Industries, Ltd.	30,000	19,487

TOTAL — ISRAEL			20,241,347

MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
	ACP Industries Berhad	166,600	39,632
	Aeon Co. (M) Berhad	60,200	94,524
	Affin Holdings Berhad	432,000	202,397
*	Airasia Berhad	305,000	135,240
	AMMB Holdings Berhad	974,900	678,058
	Amway (Malaysia) Holdings Berhad	63,300	111,549
	APM Automotive Holdings Berhad	72,800	53,961
*	Asia Pacific Land Berhad	531,500	43,973
	Asiatic Development Berhad	257,400	218,432
	Avenue Assets Berhad	517,800	109,806
	Bandar Raya Developments Berhad	229,800	69,822
	Batu Kawan Berhad	106,200	234,246
*	Berjaya Capital Berhad	28,656	6,328
*	Berjaya Corp. Berhad ICULS	1,416,529	23,407
*	Berjaya Land Berhad	143,800	20,190
	Berjaya Sports Toto Berhad	205,400	262,837
	Bernas Padiberas Nasional Berhad	260,600	109,813
	Boustead Holdings Berhad	212,000	106,889
	British American Tobacco Berhad	38,100	422,329

12

	Bumiputra-Commerce Asset Holdings Berhad	602,507	913,826
	Cahya Mata Sarawak Berhad	149,500	38,847
	Carlsberg Brewery Malaysia Berhad	91,200	125,068
	Cement Industries of Malaysia Berhad	75,400	53,701
	Digi.Com Berhad	70,900	197,344
	DRB-Hicom Berhad	428,300	203,505
	Dutch Lady Milk Industries Berhad	18,300	42,359
	Eastern & Oriental Berhad	145,900	53,650
	Edaran Otomobil Nasional Berhad	71,500	52,605
*	EON Capital Berhad	155,700	261,646
*	Fountain View Development Berhad	31,500	2,309
	Fraser & Neave Holdings Berhad	102,800	167,260
	Gamuda Berhad	492,500	467,469
	Genting Berhad	104,200	646,249
	Globetronics Technology Berhad	419,400	35,877
	Glomac Berhad	27,000	8,860
	Golden Hope Plantations Berhad	374,000	453,520
	Guiness Anchor Berhad	64,300	100,920
	GuocoLand (Malaysia) Berhad	308,700	66,004
	Highlands and Lowlands Berhad	118,600	135,307
	Hong Leong Bank Berhad	187,500	266,129
	Hong Leong Credit Berhad	182,900	230,694
	Hong Leong Industries Berhad	70,600	71,354
	Hume Industries (Malaysia) Berhad	30,900	25,443
	Hwang-DBS (Malaysia) Berhad	123,200	52,125
	IGB Corp. Berhad	687,500	267,096
	IJM Corp. Berhad	311,300	471,834
	Integrated Logistics Berhad	93,600	50,492
	IOI Corp. Berhad	136,300	563,305
	IOI Properties Berhad	53,200	120,236
	Island & Peninsular Berhad	330,141	121,858
*	Jaks Resources Berhad	197,000	28,579
	Johor Land Berhad	13,950	3,089
	Keck Seng (Malaysia) Berhad	83,600	72,350
*	Kejora Harta Berhad	259,600	33,629
	KFC Holdings (Malaysia) Berhad	120,300	155,627
	Kian Joo Can Factory Berhad	113,200	92,035
*	KLCC Property Holdings Berhad	465,000	269,055
	Kuala Lumpur Kepong Berhad	135,400	376,699
*	Kub Malaysia Berhad	376,600	45,253
	Kulim Malaysia Berhad	72,900	63,509
*	Land & General Berhad	1,077,500	53,757
	Landmarks Berhad	411,000	128,145
*	Leader Universal Holdings Berhad	321,500	35,120
	Leong Hup Holdings Berhad	103,200	51,136
	Lingkaran Trans Kota Holdings Berhad	195,700	143,873
	Lion Diversified Holdings Berhad	93,500	103,208
	Lion Industries Corp. Berhad	278,300	93,911
	MAA Holdings Berhad	134,900	107,618
	Magnum Corp. Berhad	558,400	289,197
	Malakoff Berhad	195,200	526,573
	Malayan Banking Berhad	334,800	1,005,045
	Malayan Cement Berhad	809,000	168,203
	Malaysia Industrial Development Finance Berhad	395,600	116,913

13

	Malaysian Airlines System Berhad	113,100	91,604
	Malaysian Bulk Carriers Berhad	214,800	121,794
	Malaysian National Reinsurance Berhad	98,900	104,660
	Malaysian Oxygen Berhad	36,100	122,394
	Malaysian Pacific Industries Berhad	48,100	136,637
	Malaysian Plantations Berhad	382,000	221,925
*	Malaysian Resources Corp. Berhad	619,500	122,335
	Manulife Insurance (M) Berhad	80,100	52,828
	Maxis Communications Berhad	168,900	411,956
*	Measat Global Berhad	67,500	31,635
	MISC Berhad	241,100	541,255
	MK Land Holdings Berhad	457,600	81,462
	MMC Corp. Berhad	239,600	220,373
	MTD Infraperdana Berhad	343,000	96,447
*	Mulpha International Berhad	767,900	247,720
	Naim Cendera Berhad	105,600	91,489
	NCB Holdings Berhad	25,000	18,257
	Nestle (Malaysia) Berhad	26,600	161,239
	New Straits Times Press (Malaysia) Berhad	96,700	44,316
	O.Y.L. Industries Berhad	264,300	400,349
	Oriental Holdings Berhad	45,500	48,870
	OSK Holdings Berhad	413,766	140,111
*	Pacificmas Berhad	44,600	74,776
	Panasonic Manufacturing Malaysia Berhad	31,400	81,797
	Pelikan International Corp. Berhad	52,600	38,255
	Petronas Dagangan Berhad	211,500	237,967
	Petronas Gas Berhad	103,900	252,038
	Plus Expressways Berhad	315,600	232,987
	Pos Malaysia & Services Holdings Berhad	267,700	317,159
	PPB Group Berhad	413,300	471,344
	Proton Holdings Berhad	242,000	386,671
	Puncak Niaga Holdings Berhad	117,000	79,261
	QL Resources Berhad	43,700	32,162
	Ranhill Berhad	235,500	87,209
*	Ranhill Utilities Berhad	60,000	21,674
	Resorts World Berhad	142,200	477,722
*	RHB Capital Berhad	592,800	410,274
	Road Builders (Malaysia) Holdings Berhad	377,700	230,272
	Scomi Group Berhad	258,400	84,962
	Shell Refining Co. Federation of Malaysia Berhad	96,600	271,777
	Sime Darby Berhad	337,100	552,762
*	Sime Engineering Services Berhad	134,800	43,897
	Southern Bank Berhad (Foreign)	175,900	205,985
	SP Setia Berhad	322,900	334,312
	Star Publications (Malaysia) Berhad	77,400	147,264
	Subur Tiasa Holdings Berhad	70,700	62,399
	Sunrise Berhad	128,600	58,500
	Sunway City Berhad	164,000	81,476
	Sunway Holdings, Inc. Berhad	395,900	51,368
	Supermax Corp. Berhad	57,250	54,255
	Ta Ann Holdings Berhad	61,100	111,177
	TA Enterprise Berhad	695,800	139,255
	Tan Chong Motor Holdings Berhad	387,600	159,050
	Telekom Malaysia Berhad	248,300	615,956

14

	Tenaga Nasional Berhad	275,025	689,786
*	Time Dotcom Berhad	202,300	37,232
*	Time Engineering Berhad	351,600	66,298
	Top Glove Corp. Berhad	37,700	95,551
*	Tradewinds Corp. Berhad	441,000	85,579
	Transmile Group Berhad	62,400	223,460
	Tronoh Mines Malaysia Berhad	96,700	110,860
	Uchi Technologies Berhad	61,100	56,940
	UDA Holdings Berhad	165,300	97,012
	UEM World Berhad	243,500	118,267
	UMW Holdings Berhad	129,600	264,313
	Unico-Desa Plantations Berhad	382,200	52,131
	Unisem (M) Berhad	299,400	123,906
	United Malacca Rubber Estates Berhad	68,900	85,086
	United Plantations Berhad	57,300	119,976
	Wah Seong Corp. Berhad	94,800	61,660
	Worldwide Holdings Berhad	84,200	45,274
	WTK Holdings Berhad	89,400	100,959
	YTL Corp. Berhad	455,900	627,820
	Yu Neh Huat Berhad	147,300	51,151

TOTAL — MALAYSIA			26,201,729

MEXICO — (9.8%)
	COMMON STOCKS — (9.8%)
	Alfa S.A. de C.V. Series A	180,900	829,304
	America Movil S.A. de C.V. ADR	174,075	5,685,290
	America Movil S.A. de C.V. Series L	333,200	543,436
*	America Telecom S.A. de C.V. Series A	174,650	985,418
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	542,400	1,109,378
	Cementos de Mexico S.A. de C.V. Series B	75,400	428,284
	Cemex S.A. de C.V. ADR	128,246	7,306,175
*	Coca-Cola Femsa S.A. de C.V. ADR	19,460	601,509
*	Coca-Cola Femsa S.A. de C.V. Series L	40,000	123,283
	Consorcio Ara S.A. de C.V.	122,000	505,510
	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	31,420
	Controladora Comercial Mexicana S.A. de C.V. Series B	326,200	510,451
*	Corporacion Geo S.A. de C.V. Series B	208,600	720,896
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	103,800	191,988
	Embotelladora Arca S.A. de C.V., Mexico	400,215	980,867
*	Empresas ICA S.A. de C.V	227,650	732,542
*	Fomento Economico Mexicano S.A. de C.V. ADR	35,880	3,078,145
	Gruma S.A. de C.V. ADR	2,100	20,748
	Gruma S.A. de C.V. Series B	133,600	333,087
	Grupo Aeroporturio del Sureste S.A. de C.V.	155,800	527,575
	Grupo Carso S.A. de C.V. Series A-1	590,200	1,238,364
	Grupo Cementos de Chihuahua S.A. de C.V.	170,154	546,779
	Grupo Continental S.A. de C.V.	112,200	182,499
	Grupo Elektra S.A. de C.V.	13,600	145,364
	Grupo Financiero del Norte S.A. de C.V. Series C	700,072	1,673,186
	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	268,127
	Grupo Industrial Bimbo S.A. de C.V. Series A	199,700	580,984
	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	24,354

15

	Grupo Modelo S.A. de C.V. Series C	280,400	1,001,164
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	701,259
	Grupo Televisa S.A. de C.V. ADR	90,920	1,672,019
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	59,739
	Industrias Bachoco S.A. de C.V. ADR	2,500	50,375
	Industrias Penoles S.A. de C.V.	62,100	421,555
*	Industrias S.A. de C.V. Series B	246,600	622,207
	Kimberly Clark de Mexico S.A. de C.V. Series A	182,900	619,180
	Nueva Grupo Mexico S.A. de C.V. Series B	651,827	1,850,377
	Organizacion Soriana S.A. de C.V. Series B	149,100	644,089
	Telefonos de Mexico S.A. de C.V.	105,800	103,907
	Telefonos de Mexico S.A. de C.V. ADR	218,825	4,330,547
*	TV Azteca S.A. de C.V. ADR	5,000	43,500
	TV Azteca S.A. de C.V. Series A	843,900	520,788
	Vitro S.A. de C.V.	146,600	113,734
	Wal-Mart de Mexico S.A. de C.V. Series V	697,043	1,904,378

TOTAL — MEXICO			44,563,781

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	1,601,000	176,108
	Ayala Corp. Series A	54,680	422,964
	Ayala Land, Inc.	1,119,200	281,642
	Bank of the Philippine Islands	302,616	301,192
*	Belle Corp.	1,559,000	34,513
*	Benpres Holdings Corp.	1,472,000	30,797
*	DMCI Holdings, Inc.	468,000	34,272
*	Equitable PCI Bank, Inc.	130,200	179,629
*	Filinvest Development Corp.	863,000	53,363
*	Filinvest Land, Inc.	4,573,750	121,877
	First Philippines Holdings Corp.	296,600	264,520
	International Container Terminal Services, Inc.	513,000	133,954
	Jollibee Food Corp.	120,315	81,325
*	Lepanto Consolidated Mining Co. Series B	6,800,000	44,019
	Megaworld Properties & Holdings, Inc.	2,509,000	74,218
	Metro Bank and Trust Co.	358,000	244,612
*	Metro Pacific Corp.	4,500,000	17,505
	Petron Corp.	1,692,000	136,318
	Philippine Long Distance Telephone Co.	8,000	301,049
	Philippine Long Distance Telephone Co. ADR	5,700	214,662
*	Pilipino Telephone Corp.	2,194,000	156,514
	Semirara Mining Corp.	59,100	31,344
	SM Prime Holdings, Inc.	1,640,000	255,160
	Soriano (A.) Corp.	818,000	55,030
	Universal Robina Corp.	654,700	232,957

TOTAL — PHILIPPINES			3,879,544

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	18,340	224,476
*	Amica Wronki SA	6,831	46,282

16

*	Bank Millennium SA	258,570	477,804
	Bank Pekao SA	22,437	1,271,124
	Bank Przemyslowo Handlowy BPH SA	824	184,860
	Bank Zackodni WBK SA	7,100	407,465
*	Budimex SA	7,331	121,502
*	Cersanit SA	33,510	199,739
*	Computerland SA	5,629	205,130
	Debica SA	3,151	60,349
*	Echo Investment SA	2,895	228,567
	Fabryki Mebli Forte SA	9,357	41,683
*	Farmacol SA	11,064	150,212
*	Getin Holdings SA	95,627	268,023
	Grupa Kety SA	6,721	275,525
	Impexmetal SA	4,568	191,825
*	Kredyt Bank SA	23,637	115,400
	Lentex SA	2,621	32,070
*	LPP SA	414	71,345
*	MNI SA	10,846	42,774
	Mondi Packaging Paper Swiecie SA	6,978	131,712
*	Mostostal Export SA	49,374	36,150
*	Mostostal Siedlce SA	8,372	249,020
*	Mostostal Warszawa SA	6,264	34,588
	Netia Holdings SA	184,966	273,962
	Orbis SA	23,266	326,805
	Polska Grupa Farmaceutyczna SA	4,767	92,306
*	Polski Koncern Miesny Duda SA	22,110	89,131
	Polski Koncern Naftowy Orlen SA	181,407	3,188,470
	Prokom Software SA	9,559	391,602
*	Provimi-Rolimpex SA	8,825	53,097
*	Raciborska Fabryka Kotlow SA	6,314	52,742
*	Softbank SA	5,382	66,681
*	Stalexport SA	59,952	46,681
*	Ster-Projekt SA	22,805	59,445
	Telekomunikacja Polska SA	195,524	1,228,649
*	Vistula SA	2,589	39,513
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,649	135,857
	Zaklady Tluszcowe Kruszwica SA	3,918	65,142
TOTAL COMMON STOCKS			11,177,708

RIGHTS/WARRANTS - (0.0%)
*	Getin Holdings SA Rights 06/09/06	95,627	0

TOTAL - POLAND			11,177,708

SOUTH AFRICA - (12.5%)
COMMON STOCK - (12.5%)
	ABSA Group, Ltd.	11,548	190,629
	Adcorp Holdings, Ltd.	11,257	42,450
	Advtech, Ltd.	128,389	46,738
	Aeci, Ltd.	56,882	493,499
	Afgri, Ltd.	65,248	59,696
	African Oxygen, Ltd.	35,532	169,044
*	African Rainbow Minerals, Ltd.	39,576	287,427

17

	AG Industries, Ltd.	62,610	32,743
	Alexander Forbes, Ltd.	142,931	298,035
	Allied Electronics Corp., Ltd.	33,124	143,392
	Allied Technologies, Ltd.	31,955	272,424
	Amalgamated Appliance Holdings, Ltd.	95,258	81,442
	Anglo American Platinum Corp., Ltd.	6,727	594,606
	AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,583,239
	Argent Industrial, Ltd.	20,301	39,839
	Aspen Pharmacare Holdings, Ltd.	42,951	238,804
*	AST Group, Ltd.	345,273	28,272
	Astral Foods, Ltd.	15,065	196,948
	Aveng, Ltd.	202,705	664,061
	AVI, Ltd.	131,554	302,072
	Barloworld, Ltd.	82,018	1,391,953
*	Bell Equipment, Ltd.	23,800	41,361
	Bidvest Group, Ltd.	80,834	1,199,187
	Brandcorp Holdings, Ltd.	23,752	34,150
	Bytes Technology Group, Ltd.	65,882	119,588
	Capitec Bank Holdings, Ltd.	18,671	86,434
	Cashbuild, Ltd.	10,970	72,372
	Caxton & CTP Publishers & Printers, Ltd	151,764	326,203
	Ceramic Industries, Ltd.	9,393	184,869
	City Lodge Hotels, Ltd.	8,936	69,029
*	Datatec, Ltd.	64,096	285,595
	Delta Electrical Industries, Ltd.	9,226	25,360
*	Dimension Data Holdings PLC	408,366	321,711
*	Discovery Holdings, Ltd.	151,547	486,469
	Distell Group, Ltd.	62,021	327,319
	Distribution & Warehousing Network, Ltd	66,542	88,894
	Dorbyl, Ltd.	16,666	32,347
*	Durban Roodeport Deep, Ltd.	78,522	121,499
	Edgars Consolidated Stores, Ltd.	136,513	704,494
	Ellerine Holdings, Ltd.	56,946	693,957
	Famous Brands, Ltd.	24,871	44,235
	FirstRand, Ltd.	677,180	1,786,515
	Foschini, Ltd.	57,588	462,405
*	Frontrange, Ltd. Escrow Shares	40,400	0
	Gold Fields, Ltd.	43,089	940,212
*	Gold Fields, Ltd. Sponsored ADR	68,300	1,496,453
	Gold Reef Casino Resorts, Ltd.	50,402	110,227
	Grindrod, Ltd.	132,515	235,343
	Group Five, Ltd.	28,414	120,217
*	Harmony Gold Mining Co., Ltd.	124,678	1,771,670
	Highveld Steel & Vanadilum Corp, Ltd.	10,726	114,795
	Hudaco Industries, Ltd.	8,831	57,779
	Iliad Africa, Ltd.	55,858	99,658
	Illovo Sugar, Ltd.	122,998	365,852
	Impala Platinum Holdings, Ltd.	13,351	2,246,242
	Imperial Holdings, Ltd.	53,922	1,153,127
	Investec, Ltd.	14,845	758,348
	JD Group, Ltd.	81,573	958,144
	Johnic Communications, Ltd.	53,489	460,433
	Liberty Group, Ltd.	56,307	645,017
	Massmart Holdings, Ltd.	34,838	265,367

18

	Medi-Clinic Corp., Ltd.	143,651	416,113
	Metair Investment, Ltd.	2,436	83,079
*	Metorex, Ltd.	78,170	119,112
	Metropolitan Holdings, Ltd.	290,670	542,733
	Mittal Steel South Africa, Ltd.	76,022	710,968
	Mr. Price Group, Ltd.	81,127	247,282
	MTN Group, Ltd.	180,104	1,489,242
	Murray & Roberts Holdings, Ltd	152,845	556,620
	Mvelaphanda Group, Ltd.	130,930	164,453
	Nampak, Ltd.	172,332	444,009
	Naspers, Ltd. Series N	47,160	862,789
	Nedbank Group, Ltd.	80,319	1,374,256
	Network Healthcare Holdings, Ltd.	362,365	493,241
	New Clicks Holdings, Ltd.	143,039	199,675
	Northam Platinum, Ltd.	82,136	447,867
	Nu-World Holdings, Ltd.	5,222	27,148
	Oceana Group, Ltd.	69,758	160,601
	Old Mutual PLC	839,740	2,610,588
	Omnia Holdings, Ltd.	5,787	38,255
	Peregrine Holdings, Ltd.	139,894	186,986
	Pick’n Pay Stores, Ltd.	37,978	155,520
	Pretoria Portland Cement Co., Ltd.	3,121	165,294
	Primedia, Ltd. N Shares	39,829	100,511
	PSG Group, Ltd.	75,576	215,400
	Rainbow Chicken, Ltd.	111,009	167,794
	Reunert, Ltd.	39,170	377,982
	Sanlam, Ltd.	803,600	1,828,303
	Santam, Ltd.	42,569	465,809
	Sappi, Ltd.	100,545	1,248,385
*	Sappi, Ltd. ADR	26,000	328,380
	Sasol, Ltd. Sponsored ADR	119,100	4,569,867
	Shoprite Holdings, Ltd.	125,081	463,055
	Spur Corp., Ltd.	29,037	36,230
	Standard Bank Group, Ltd.	266,014	3,086,057
	Steinhoff International Holdings, Ltd.	410,524	1,309,287
	Sun International, Ltd.	47,705	604,197
	Super Group, Ltd.	109,586	177,325
	Telkom South Africa, Ltd.	62,568	1,330,501
*	Telkom South Africa, Ltd. Sponsored ADR	2,700	231,795
	Tiger Brands, Ltd.	30,892	700,514
	Tiger Wheels, Ltd.	10,064	33,031
	Tongaat-Hulett Group, Ltd.	26,767	365,895
	Tourism Investment Corp., Ltd.	395,790	96,979
	Trans Hex Group, Ltd.	20,767	32,569
	Trencor, Ltd.	36,979	142,502
	Truworths International, Ltd.	79,818	295,496
	UCS Group, Ltd.	85,503	26,691
	Value Group, Ltd.	95,008	45,213
*	Western Areas, Ltd.	35,350	219,537
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	243,642
	Woolworths Holdings, Ltd.	210,825	476,712

TOTAL — SOUTH AFRICA			57,185,680

19

SOUTH KOREA — (12.7%)
COMMON STOCKS — (12.7%)
	Aekyung Petrochemical Co., Ltd.	1,700	27,099
	Amorepacific Corp.	660	223,182
	Asia Cement Manufacturing Co., Ltd.	1,740	72,326
	Bing Grae Co., Ltd.	2,440	115,390
	Boo Kook Securities Co., Ltd.	1,910	28,214
*	Boryung Pharmaceutical Co., Ltd.	650	22,874
	Bu Kwang Pharmaceutical Co., Ltd.	2,290	37,776
*	Byuck San Corp.	2,700	38,533
	Byuck San Engineering and Construction Co., Ltd.	10,240	78,676
	Capro Corp.	7,870	18,024
	Cheil Communications, Inc.	800	163,176
	Cheil Industrial, Inc.	12,380	434,899
	Chong Kun Dang Pharmaceutical Corp.	1,891	64,925
	Choongwae Pharmaceutical Corp.	844	35,635
*	CJ CGV Co., Ltd.	6,000	145,458
	CJ Corp.	5,000	577,436
*	Crown Confectionery Co., Ltd.	190	23,652
	Dacom Corp.	11,740	208,485
*	Dae Sang Corp.	4,380	67,944
	Dae Won Kang Up Co., Ltd.	2,560	50,478
	Daeduck Electronics Co., Ltd.	6,170	52,832
	Daeduck Industries Co., Ltd.	3,500	33,289
	Daegu Bank Co., Ltd.	27,110	444,229
	Daehan City Gas Co., Ltd.	1,160	28,300
	Daehan Flour Mills Co., Ltd.	520	72,206
	Daehan Synthetic Fiber Co., Ltd.	520	45,341
	Daekyo Co., Ltd.	1,000	78,509
	Daelim Industrial Co., Ltd.	6,910	501,050
	Daesung Industrial Co., Ltd.	1,500	102,025
	Daewoo Engineering & Construction Co, Ltd.	24,740	359,691
	Daewoo International Corp.	9,320	347,860
	Daewoo Motor Sales Corp.	5,130	118,136
	Daewoo Precision Industries Co., Ltd.	3,680	82,952
	Daewoo Securities Co., Ltd.	17,120	264,002
	Daewoo Shipbuilding & Marine Engineering Co, Ltd.	12,070	329,445
	Daewoong Co., Ltd.	1,280	23,273
*	Daewoong Pharmaceutical Co., Ltd.	710	30,492
	Daishin Securities Co., Ltd.	11,930	223,990
*	Daou Technology, Inc.	12,880	83,729
	DC Chemical Co., Ltd.	2,120	79,155
	Dong Ah Tire Industrial Co., Ltd.	5,410	33,006
	Dong Bu Insurance Co., Ltd.	10,860	274,775
	Dong Wha Pharmaceutical Industries Co.	1,310	37,666
	Dong Yang Department Store Co., Ltd.	2,210	38,812
	Dong-A Pharmaceutical Co., Ltd.	1,285	78,290
	Dongbu Corp.	3,080	62,312
	Dongbu Hannong Chemical Co., Ltd.	3,760	87,428
	Dongbu Securities Co., Ltd.	5,323	53,856
	Dongbu Steel Co., Ltd.	9,340	77,106
*	DongbuElectronics Co., Ltd.	45,359	95,116
	Dongkuk Steel Mill Co., Ltd.	11,640	204,116
	Dongsu Industrial Co., Ltd.	1,020	24,349

20

	Dongwon F&B Co., Ltd.	630	39,782
	Dongwon Industries Co., Ltd.	1,200	35,585
	Dongwon Systems Corp.	16,720	36,425
	Dongyang Engineering & Construction Corp.	1,070	48,800
	Dongyang Mechatronics Corp.	5,020	19,007
*	Doosan Corp.	1,450	45,238
	Doosan Heavy Industries & Construction Co., Ltd.	3,880	119,374
*	Doosan Industrial Development Co., Ltd.	13,520	132,880
	Doosan Infracore Co., Ltd.	13,790	222,647
	DPI Co., Ltd.	4,220	36,945
*	Ducsung Co., Ltd.	5,510	25,785
	E1 Corp.	1,700	71,486
*	First Fire & Marine Insurance Co., Ltd.	4,920	20,280
*	Firstech Co., Ltd.	19,570	28,040
	FNC Kolon Corp.	2,500	39,090
	Fursys, Inc.	1,480	47,894
	GIIR, Inc.	1,830	29,306
	Green Cross Corp.	490	29,417
*	Green Fire Marine Insurance Co., Ltd.	3,560	26,013
	GS Engineering & Construction Corp.	6,210	435,796
	GS Holdings Corp.	22,000	654,468
	Gwangju Shinsegae Co., Ltd.	520	75,553
	Halla Climate Control Corp.	16,190	158,265
	Halla Engineering & Construction Corp.	1,940	51,917
	Han Kuk Carbon Co., Ltd.	6,400	35,449
	Han Wha Corp.	13,100	349,539
	Han Yang Securities Co., Ltd.	4,430	38,500
	Hana Financial Group, Inc.	10,847	489,622
	Hana Securities Co., Ltd.	4,040	57,068
	Handok Pharmaceuticals Co., Ltd.	2,270	32,408
	Handsome Corp.	9,740	174,008
	Hanil Cement Manufacturing Co., Ltd.	670	47,678
*	Hanil Construction Co., Ltd.	2,570	37,897
	Hanjin Heavy Industry Co., Ltd.	10,820	290,347
	Hanjin Shipping Co., Ltd.	14,240	344,524
	Hanjin Transportation Co., Ltd.	1,150	33,438
	Hankook Tire Manufacturing Co., Ltd.	28,430	383,329
	Hankuk Electric Glass Co., Ltd.	1,890	51,194
	Hankuk Glass Industries, Inc.	930	31,722
	Hankuk Paper Manufacturing Co., Ltd.	730	24,714
*	Hanmi Capital Co., Ltd.	4,820	41,710
	Hanmi Pharm Co., Ltd.	450	56,318
	Hansol CSN Co., Ltd.	13,630	48,207
	Hansol LCD, Inc.	1,270	53,953
	Hansol Paper Co., Ltd.	8,020	90,714
	Hanssem Co., Ltd.	5,440	45,727
	Hanwha Chemical Corp.	16,730	174,854
	Hanwha Securities Co., Ltd.	6,500	56,218
	Hite Brewery Co., Ltd.	1,630	175,723
	Honam Petrochemical Corp.	3,540	183,037
	Hotel Shilla, Ltd.	6,760	109,835
	HS R&A Co., Ltd.	2,540	35,733
	Hwa Sung Industrial Co.	4,820	64,867
*	Hynix Semiconductor, Inc.	22,210	744,920

21

*	Hyosung T & C Co., Ltd.	3,310	56,704
*	Hyundai Auton Co., Ltd.	15,410	185,192
	Hyundai Cement Co., Ltd.	2,340	77,524
*	Hyundai Corp.	4,310	100,723
	Hyundai Department Store Co., Ltd.	2,340	200,265
	Hyundai Department Store H & S Co., Ltd.	1,110	77,308
	Hyundai Development Co.	11,970	602,684
	Hyundai Elevator Co., Ltd.	790	68,312
	Hyundai Heavy Industries Co., Ltd.	8,620	876,487
	Hyundai Hysco	15,080	183,902
	Hyundai Marine & Fire Insurance Co., Ltd.	10,890	157,337
	Hyundai Merchant Marine Co., Ltd.	11,730	238,310
	Hyundai Mipo Dockyard Co., Ltd.	1,810	166,911
	Hyundai Mobis	3,670	288,759
	Hyundai Motor Co., Ltd.	22,820	1,763,080
	Hyundai Securities Co., Ltd.	31,060	382,648
	Hyundai Steel Co.	13,300	477,729
	Il Dong Pharmaceutical Co., Ltd.	1,580	62,339
	Ilsung Pharmaceutical Co., Ltd.	800	50,154
*	InziControls Co., Ltd.	4,010	38,534
	Jahwa Electronics Co., Ltd.	8,280	61,430
	Jeil Pharmaceutical Co.	3,800	22,233
	Jeonbuk Bank, Ltd.	4,024	35,202
	Kangwon Land, Inc.	12,630	222,184
	KCC Corp.	1,360	310,047
	Keang Nam Enterprises Co., Ltd.	2,890	32,137
	KEC Corp.	21,390	37,005
	Kia Motors Corp.	40,720	693,480
	KISWIRE, Ltd.	1,320	33,556
*	Kolon Industries, Inc.	2,480	28,572
	Kookmin Bank	11,530	932,920
	Kookmin Bank Sponsored ADR	14,940	1,202,371
*	Korea Automotive Systems Co., Ltd.	1,780	36,880
	Korea Circuit Co.	3,970	20,454
	Korea Development Co., Ltd.	3,680	100,134
	Korea Development Leasing Corp.	1,040	54,404
	Korea Electric Power Corp.	22,100	907,802
	Korea Electric Terminal Co., Ltd.	1,810	27,697
*	Korea Exchange Bank	8,020	98,012
	Korea Gas Corp.	4,800	162,973
	Korea Investment Holdings Co., Ltd.	10,560	352,529
	Korea Iron & Steel Co., Ltd.	1,760	68,394
*	Korea Kolmar Co., Ltd.	6,410	27,564
	Korea Komho Petrochemical Co., Ltd.	4,060	120,569
	Korea Line Corp.	1,700	47,150
	Korea Mutual Savings Bank	2,080	36,770
	Korea Petrochemical Industry Co., Ltd.	1,720	45,526
	Korea Polyol Co., Ltd.	890	36,779
	Korea Reinsurance Co., Ltd.	14,339	180,594
	Korea Zinc Co., Ltd.	2,590	230,185
	Korean Air Co., Ltd.	10,080	363,697
*	KP Chemical Corp.	17,680	85,491
	KT Corp.	13,520	576,129
	KT Freetel, Ltd.	17,000	606,562

22

	KT&G Corp.	12,950	760,612
*	KTB Network, Ltd.	9,920	50,821
	Kumho Electronics Co., Ltd.	847	38,617
	Kumho Industrial Co., Ltd.	8,880	204,369
	Kumho Investment Bank	3,100	24,465
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	63,847
	Kyeryong Construction Industrial Co., Ltd.	2,420	93,813
	Kyobo Securities Co., Ltd.	4,420	40,391
*	Kyungbang Co., Ltd.	350	51,757
*	LG Card Co., Ltd.	8,120	400,993
	LG Chemical, Ltd.	11,340	458,664
	LG Corp.	14,450	466,520
	LG Electronics, Inc.	10,830	784,867
	LG Household & Healthcare Co., Ltd.	1,210	89,640
	LG International Corp.	10,040	242,145
*	LG Life Sciences, Ltd.	2,700	139,568
	LG Petrochemical Co., Ltd.	8,260	167,822
*	LG Phillips LCD Co., Ltd.	8,000	296,804
	LIG Non-Life Insurance Co., Ltd.	6,110	102,995
	Lotte Chilsung Beverage Co., Ltd.	190	238,650
	Lotte Confectionary Co., Ltd.	170	206,330
*	Lotte Midopa Co., Ltd.	7,780	127,136
	Lotte Sam Kang Co., Ltd.	260	52,091
	LS Cable, Ltd.	6,540	222,263
	LS Industrial Systems Co., Ltd.	4,680	157,068
	Meritz Fire Marine Insurance	2,800	16,913
	Meritz Securities Co., Ltd.	5,860	36,681
	Motonic Corp.	590	22,832
	Namyang Dairy Products Co., Ltd.	220	165,538
*	NCsoft Corp.	2,280	133,798
	NH Investment & Securities Co., Ltd.	4,000	51,199
	Nong Shim Co., Ltd.	750	221,240
	Nong Shim Holdings Co., Ltd.	350	32,952
	ORION Corp.	580	164,419
	Ottogi Corp.	1,220	148,833
*	Pantech & Curitel Communications, Inc.	29,550	36,523
*	Pantech Co., Ltd.	6,950	31,418
	Pohang Coated Steel Co., Ltd.	600	10,085
	Poong Lim Industrial Co., Ltd.	3,990	39,688
	Poong San Corp.	3,160	64,652
	POSCO	3,300	858,822
	POSCO Sponsored ADR	27,040	1,738,672
*	Prime Entertainment Co., Ltd.	7,140	19,641
	Pulmuone Co., Ltd.	840	25,467
	Pusan Bank	28,180	361,634
	Pusan City Gas Co., Ltd.	1,380	28,881
*	Pyung Hwa Holdings Co., Ltd.	5,365	0
	Pyung Hwa Industrial Co., Ltd.	2,682	13,633
*	RNL BIO Co., Ltd.	1,910	14,080
	S&T Corp.	850	21,555
	S&T Dynamics Co., Ltd.	4,226	32,156
	S1 Corp.	2,840	113,604
*	Saehan Industries, Inc.	6,830	23,133
*	Sam Jin Pharmaceutical Co., Ltd.	580	32,345

23

	Sambu Construction Co., Ltd.	1,260	32,148
	Samchully Co., Ltd.	1,200	150,837
*	Samho International Co., Ltd.	2,567	38,523
	Samsung Corp.	36,890	1,004,726
*	Samsung Electro-Mechanics Co., Ltd.	16,890	534,360
	Samsung Electronics Co., Ltd.	9,790	6,299,708
	Samsung Engineering Co., Ltd.	3,550	167,619
	Samsung Fine Chemicals Co., Ltd.	3,060	80,326
	Samsung Fire and Marine Insurance, Ltd.	6,070	850,014
	Samsung Heavy Industries Co., Ltd.	37,680	789,850
	Samsung SDI Co., Ltd.	9,574	803,966
	Samsung Securities Co., Ltd.	9,810	526,228
	Samsung Techwin Co., Ltd.	8,460	265,886
	Samwhan Corp.	1,720	38,293
	Samyang Corp.	2,240	132,603
*	Samyang Foods Co., Ltd.	1,990	43,640
	Samyang Genex Co., Ltd.	1,020	101,187
	Samyoung Electronics Co., Ltd.	3,140	28,218
	Seah Holdings Corp.	530	41,923
	Seah Steel Corp.	910	23,660
	Sebang Co., Ltd.	5,060	35,723
	Seoul City Gas Co., Ltd.	630	42,562
	Seoul Securities Co., Ltd.	34,850	51,239
*	Serim Paper Manufacturing Co., Ltd.	4,750	50,180
*	Seshin Co., Ltd.	9,780	12,554
*	Sewoncellontech Co., Ltd.	14,240	39,130
*	Shin Dong-Ah Fire & Marine Insurance Co.	4,780	34,554
*	Shin Won Corp.	1,350	42,765
	Shin Young Securities Co., Ltd.	1,250	37,076
	Shinhan Financial Group Co., Ltd.	22,660	1,037,894
	Shinhan Financial Group Co., Ltd. ADR	3,810	345,491
*	Shin-Ho Paper Manufacturing Co., Ltd.	6,220	39,288
	Shinmoorim Paper Manufacturing Co., Ltd.	2,970	28,194
	Shinsegae Co., Ltd.	1,070	491,658
	Shinsung Engineering Co., Ltd.	6,720	23,607
	Sindo Ricoh Co., Ltd.	1,780	82,261
	SK Chemicals Co., Ltd.	6,360	223,460
	SK Corp., Ltd.	25,360	1,705,280
	SK Gas Co., Ltd.	920	36,374
*	SK Networks Co., Ltd.	17,390	255,671
	SK Telecom Co., Ltd.	3,120	739,542
	SKC Co., Ltd.	10,040	218,746
	SL Corp.	3,300	22,862
	S-Oil Corp.	3,420	245,784
*	Ssangyong Cement Industry Co., Ltd.	16,227	219,822
*	Ssangyong Corp.	1,985	26,063
*	Ssangyong Fire & Marine Insurance Co.	5,490	34,817
*	Ssangyong Motor Co.	21,010	116,660
	STX Corp.	3,420	41,314
	STX Engine Co., Ltd.	3,000	52,564
	STX Shipbuilding Co., Ltd.	6,200	72,538
	Suheung Capsule Co., Ltd.	2,500	17,924
	Sung Shin Cement Co., Ltd.	2,710	47,053
	Sunkyong Securities Co., Ltd.	71,320	85,341

24

	Tae Kwang Industrial Co., Ltd.	160	100,269
	Tae Young Corp.	2,600	192,167
	Taegu Department Store Co., Ltd.	1,910	32,535
	Tai Han Electric Wire Co., Ltd.	7,900	161,116
*	Telcoware Co., Ltd.	2,000	29,393
*	Tong Yang Investment Bank	10,270	136,648
*	Tong Yang Major Corp.	5,440	36,001
*	TRYBRANDS, Inc.	5,000	29,943
	TS Corp.	1,070	33,868
	Union Steel Manufacturing Co., Ltd.	2,780	68,460
*	VGX International, Inc.	680	33,556
	Woongjin Coway Co., Ltd.	5,580	134,708
	Woongjin.Com Co., Ltd.	6,040	115,458
	Woori Investment & Securities Co., Ltd.	21,434	450,600
	YESCO Co., Ltd.	1,120	29,675
	Youlchon Chemical Co., Ltd.	8,320	86,507
	Youngone Corp.	6,980	29,495
	Youngpoong Corp.	260	56,824
	Yuhan Corp.	1,392	212,446
	Yuhwa Securities Co., Ltd.	1,830	26,709
*	Yungjin Pharm Co., Ltd.	13,000	42,078
TOTAL COMMON STOCKS			57,877,904

RIGHTS/WARRANTS — (0.0%)
*	Hyundai Merchant Marine Co., Ltd. Rights 06/14/06	2,731	15,018
*	NH Investment Securities Rights 06/30/06	3,684	8,961
TOTAL RIGHTS/WARRANTS			23,979

TOTAL — SOUTH KOREA			57,901,883

TAIWAN — (12.7%)
COMMON STOCKS — (12.7%)
*	A.G.V. Products Corp.	146,000	30,741
*	Ability Enterprise Co., Ltd.	43,000	36,013
*	Acbel Polytech, Inc.	115,000	53,620
*	Accton Technology Corp.	205,000	127,621
	Acer, Inc.	349,880	570,668
	Advanced Semiconductor Engineering, Inc.	434,663	444,048
	Advantech Co., Ltd.	33,000	89,073
	Altek Corp.	26,000	54,694
	Amtran Technology Co., Ltd.	111,000	99,361
*	Arima Communication Corp.	41,000	59,843
*	Arima Computer Corp.	422,000	118,079
*	Arima Optoelectronics Corp.	38,000	51,958
	Asia Cement Corp.	407,480	306,764
	Asia Polymer Corp.	131,000	53,156
	Asia Vital Components Co., Ltd.	115,000	63,118
	Asustek Computer, Inc.	234,000	549,885
*	Aten International Co., Ltd.	12,000	33,947
	Au Optronics Corp.	616,650	900,425
	Audix Co., Ltd.	21,000	29,711
	Avermedia Technologies, Inc.	31,000	43,824
	Avision, Inc.	45,000	39,310

25

	Bank of Kaohsiung Co., Ltd.	72,000	32,816
	Basso Industry Corp., Ltd.	13,000	20,276
*	Behavior Tech Computer Corp.	51,000	28,652
	Benq Corp.	708,850	519,968
	Bes Engineering Corp.	687,000	98,317
*	Carnival Industrial Corp.	120,000	21,836
	Catcher Co., Ltd.	30,690	367,236
	Cathay Financial Holdings Co., Ltd.	421,000	921,551
*	Cathay Real Estate Development Co., Ltd.	261,000	184,515
	Central Reinsurance Co., Ltd.	85,000	31,900
	Chang Hwa Commercial Bank	1,348,000	877,540
	Cheng Loong Corp.	335,000	114,125
	Cheng Shin Rubber Industry Co., Ltd.	195,910	165,580
	Cheng Uei Precision Industry Co., Ltd.	43,800	204,973
	Chi Mei Optoelectronic Corp.	551,930	648,770
*	Chia Hsin Cement Corp.	236,000	135,032
	Chicony Electronics Co., Ltd.	85,000	92,413
	China Airlines	442,565	207,590
*	China Development Financial Holding Corp.	2,647,000	991,580
	China Electric Manufacturing Co., Ltd.	87,000	53,922
*	China General Plastics Corp.	141,000	33,802
*	China Hi-Ment Corp.	45,000	39,166
*	China Life Insurance Co., Ltd.	272,000	124,979
	China Man-Made Fiber Co., Ltd.	480,662	120,443
	China Metal Products Co., Ltd.	52,000	76,053
	China Motor Co., Ltd.	191,440	200,930
*	China Petrochemical Development Corp.	642,000	159,149
	China Steel Chemical Corp.	28,000	41,974
	China Steel Corp.	1,410,700	1,336,381
	China Synthetic Rubber Corp.	100,000	82,721
*	China United Trust & Investment Corp.	243,000	13,990
	Chinatrust Financial Holdings Co., Ltd.	1,196,896	960,940
	Chinese Maritime Transport, Ltd.	56,000	41,134
	Chin-Poon Industrial Co., Ltd.	64,000	46,562
	Chroma Ate, Inc.	58,000	61,293
	Chun Yuan Steel Industrial Co., Ltd.	202,000	99,858
	Chung Hsin Electric & Machinery Co., Ltd.	146,000	101,137
	Chung Hwa Pulp Corp.	306,000	137,957
	Chungwa Picture Tubes Co., Ltd.	2,046,604	520,911
	Clevo Co.	238,000	86,839
*	CMC Magnetics Corp.	996,000	316,306
	Collins Co., Ltd.	97,000	30,667
	Compal Communications, Inc.	39,000	232,361
	Compal Electronics, Inc.	660,228	672,543
*	Compeq Manufacturing Co., Ltd.	333,000	154,262
	Continental Engineering Corp.	214,240	119,773
*	Cosmos Bank Taiwan	530,000	232,872
	CTCI Corp.	187,860	99,587
*	Cyberhome Entertainment Co., Ltd.	148,000	48,724
*	Cybertan Technology, Inc.	70,000	85,213
	Cyntec Co., Ltd.	52,000	56,427
	Delta Electronics Industrial Co., Ltd.	153,543	427,322
*	Depo Auto Parts Industrial Co., Ltd.	26,319	100,009
	Diamond Flower Electric Instrument Co., Ltd.	31,000	53,087

26

	D-Link Corp.	170,100	205,085
	E.Sun Financial Holding Co., Ltd.	720,760	481,584
*	Eastern Media International	142,669	47,362
	Edom Technology Co., Ltd.	46,000	26,469
	Elan Microelectronics Corp.	178,000	102,653
*	Elite Material Co., Ltd.	103,000	51,417
	Elite Semiconductor Memory Technology, Inc.	82,000	80,782
*	Elitegroup Computer Systems Co., Ltd.	134,000	85,198
*	EnTie Commercial Bank	407,000	121,328
*	Eternal Chemical Co., Ltd.	86,900	136,558
	Eva Airways Corp.	463,245	193,683
	Evergreen International Storage & Transport Corp.	334,000	161,237
	Evergreen Marine Corp., Ltd.	359,000	244,963
	Everlight Chemical Industrial Corp.	158,000	59,351
	Everlight Electronics Co., Ltd.	45,000	133,288
	Far East Textile, Ltd.	725,760	557,951
	Far Eastern Department Stores, Ltd.	227,750	117,681
	Far Eastern International Bank	482,896	208,581
	Federal Corp.	99,000	65,850
	Feng Hsin Iron & Steel Co., Ltd.	104,700	101,207
	Feng Tay Enterprise Co., Ltd.	98,000	98,570
	First Financial Holding Co., Ltd.	1,000,450	735,275
	First Hotel	41,000	40,246
	Formosa Chemicals & Fiber Co., Ltd.	401,000	624,201
	Formosa International Hotels Corp.	16,000	39,625
	Formosa Plastics Corp.	546,380	819,469
	Formosa Taffeta Co., Ltd.	275,020	143,802
	Formosan Rubber Group, Inc.	84,000	40,436
	Foxconn Technology Co., Ltd.	43,800	345,705
	Fu Sheng Industrial Co., Ltd.	184,120	185,932
	Fubon Financial Holding Co., Ltd.	1,078,000	948,173
	Fuh-Hwa Financial Holding Co., Ltd.	313,292	131,066
*	G Shank Enterprise Co., Ltd.	39,000	32,781
	Giant Manufacture Co., Ltd.	60,000	96,198
*	Giga Storage Corp.	124,000	25,722
	Giga-Byte Technology Co., Ltd.	227,750	168,938
	Globe Union Industrial Corp.	38,000	38,817
	Gold Circuit Electronics, Ltd.	211,000	143,847
*	Goldsun Development & Construction Co., Ltd.	294,840	126,059
*	Grand Pacific Petrochemical Corp.	121,000	29,611
	Great China Metal Industry Co., Ltd.	74,000	38,197
	Great Taipei Gas Co., Ltd.	78,000	31,757
	Great Wall Enterprise Co., Ltd.	236,000	92,873
	Greatek Co., Ltd.	108,000	136,450
	Hey Song Corp.	108,000	40,235
	High Tech Computer Corp.	20,600	606,630
*	Ho Tung Holding Corp.	242,000	52,976
	Hon Hai Precision Industry Co., Ltd.	248,920	1,595,819
	Hong Tai Electric Industrial Co., Ltd.	99,000	44,827
	Hotai Motor Co., Ltd.	90,000	202,210
	Hsin Kuang Steel Co., Ltd.	46,000	31,261
	Hsinchu International Bank	511,200	254,358
	Hua Eng Wire & Cable Co., Ltd.	314,000	67,841
	Hua Nan Financial Holding Co., Ltd.	784,040	550,417

27

	Hung Poo Construction Corp.	71,000	64,085
*	Hung Sheng Construction Co., Ltd.	167,000	122,782
	Ichia Technologies, Inc.	38,000	52,216
*	I-Chiun Precision Industry Co., Ltd.	53,000	58,363
*	Inernational Semiconductor Technology, Ltd.	42,000	49,247
	Infortrend Technology, Inc.	54,000	87,916
	Inventec Corp.	457,480	309,691
	Johnson Health Tech Co., Ltd.	19,000	120,200
	Kaulin Manufacturing Co., Ltd.	32,000	21,051
	Kenda Rubber Industrial Co., Ltd.	87,000	38,266
	King Yuan Electronics Co., Ltd.	207,627	217,066
*	Kingdom Construction Co., Ltd.	148,000	46,081
*	King’s Town Construction Co., Ltd.	40,000	40,372
	Kinpo Electronics, Inc.	374,000	149,196
*	Kinsus Interconnect Technology Corp.	45,521	180,012
	Knowledge-Yield-Excellence Systems Corp.	44,000	40,392
*	Kuoyang Construction Co., Ltd.	83,000	34,883
	Largan Precision Co., Ltd.	12,450	264,142
	Lee Chang Yung Chemical Industry Corp.	147,000	111,784
*	Leofoo Development Co., Ltd.	60,000	40,864
*	Li Peng Enterprise Co., Ltd.	155,000	29,416
	Li Shin International Enterprise Corp.	45,000	46,637
	Lien Hwa Industrial Corp.	139,000	59,420
	Lite-On Technology Corp.	461,580	718,477
	Long Bon Development Co., Ltd.	176,000	93,243
	Long Chen Paper Co., Ltd.	162,000	48,881
	Lucky Cement Corp.	134,000	35,331
*	Macronix International Co., Ltd.	1,111,974	323,596
*	Makalot Industrial Co., Ltd.	29,000	45,964
	Media Tek, Inc.	64,200	716,404
	Mega Financial Holding Co., Ltd.	1,485,000	1,058,494
	Meiloon Co., Ltd.	73,000	45,569
	Mercuries & Associates, Ltd.	137,000	38,387
	Merida Industry Co., Ltd.	55,000	37,622
	Merry Electronics Co., Ltd.	16,000	58,308
*	Microelectronics Technology, Inc.	234,000	102,362
	Micro-Star International Co., Ltd.	257,770	144,775
*	Min Aik Technology Co., Ltd.	18,000	26,729
	Mirle Automation Corp.	51,000	57,049
	Mitac International Corp.	106,352	127,972
	Mitac Technology Corp.	78,000	38,695
*	Mustek Systems, Inc.	117,000	17,630
	Nan Ya Plastic Corp.	544,260	772,801
*	Nankang Rubber Tire Co., Ltd.	47,000	85,215
	Nanya Technology Co., Ltd.	665,179	424,930
	National Petroleum Co., Ltd.	67,000	52,476
	Nien Hsing Textile Co., Ltd.	168,000	92,332
	Nien Made Enterprise Co., Ltd.	76,000	85,303
	Optimax Technology Corp.	124,654	128,047
*	Opto Tech Corp.	66,000	34,663
	Oriental Union Chemical Corp.	193,100	124,117
	Pan Jit International, Inc.	100,000	46,613
*	Pan-International Industrial Corp.	66,000	86,134
*	Phihong Technology Co., Ltd.	93,000	61,527

28

	Phoenix Precision Technology Corp.	80,000	185,539
	Phoenixtec Power Co., Ltd.	110,000	111,751
	Pihsiang Machinery Mfg. Co., Ltd.	23,000	44,964
	Pou Chen Corp.	493,495	427,425
	Premier Image Technology Corp.	92,590	134,627
	President Chain Store Corp.	82,000	170,051
*	Primax Electronics, Ltd.	140,000	51,438
*	Prince Housing & Development Corp.	228,000	95,117
*	Prodisc Technology, Inc.	175,000	23,328
	Quanta Computer, Inc.	260,200	389,653
	Quanta Display, Inc.	1,193,922	459,445
	Radium Life Tech Corp.	66,000	49,308
	Realtek Semiconductor Corp.	190,000	215,243
*	Richtek Technology Corp.	7,000	49,196
*	Ritek Corp.	912,000	272,297
*	Ruentex Development Co., Ltd.	151,000	70,882
*	Ruentex Industries, Ltd.	266,000	110,798
*	Sampo Corp.	536,000	93,554
	San Fang Chemical Industry Co., Ltd.	42,000	23,299
	Sanyang Industrial Co., Ltd.	262,000	136,412
	SDI Corp.	102,000	70,688
*	Senao International Co., Ltd.	61,000	30,012
	Sheng Yu Steel Co., Ltd.	116,000	99,459
	Shihlin Electric & Engineering Corp.	137,000	147,113
*	Shihlin Paper Corp.	69,000	95,604
	Shin Kong Financial Holding Co., Ltd.	344,684	352,971
*	Shinkong Synthetic Fibers Co., Ltd.	450,000	89,554
	Shuttle, Inc.	59,000	23,682
*	Silicon Integrated Systems Corp.	408,000	239,854
	Siliconware Precision Industries Co., Ltd.	258,710	324,808
*	Silitech Technology Corp.	12,000	80,180
	Sincere Navigation Corp.	86,000	93,553
*	Sinkong Spinning Co., Ltd.	81,000	58,160
	SinoPac Holdings Co., Ltd.	522,000	256,431
	Sintek Photronics Corp.	448,167	114,706
	Sinyi Realty, Inc.	21,000	53,462
*	Sitronix Technology Corp.	13,000	51,596
*	Solelytex Enterprise Corp.	60,000	60,337
*	SPI Electronic Co., Ltd.	25,000	32,659
	Spirox Corp.	24,000	24,100
	Springsoft, Inc.	35,000	61,057
	Standard Chemical & Pharmaceutical Co., Ltd.	80,000	46,011
	Standard Foods Taiwan, Ltd.	78,000	37,590
	Stark Technology, Inc.	66,000	29,964
	Sunplus Technology Co., Ltd.	164,886	196,908
	Sunrex Technology Corp.	36,000	46,369
	Synnex Technology International Corp.	121,500	136,659
*	Systex Corp., Ltd.	292,000	80,446
*	T JOIN Transportation Co.	248,000	77,463
	Ta Chen Stainless Pipe Co., Ltd.	101,932	76,206
*	Ta Chong Bank, Ltd.	299,000	75,745
	Ta Ya Electric Wire & Cable Co., Ltd.	300,000	88,662
	Tah Hsin Industrial Corp.	82,000	48,219
	Ta-I Technology Co., Ltd.	37,000	32,882

29

*	Taichung Commercial Bank	553,000	110,944
	Tainan Business Bank	360,653	113,311
	Tainan Enterprises Co., Ltd.	42,000	53,971
	Tainan Spinning Co., Ltd.	469,000	113,824
	Taishin Financial Holdings Co., Ltd.	980,385	634,303
*	Taisun Enterprise Co., Ltd.	140,000	26,022
	Taiwan Acceptance Corp.	56,000	46,468
*	Taiwan Business Bank	860,000	199,398
	Taiwan Cement Corp.	478,600	405,379
*	Taiwan Cooperative Bank	849,924	594,974
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	98,561
	Taiwan Fu Hsing Industrial Co., Ltd.	28,000	31,564
	Taiwan Glass Ind. Corp.	210,700	171,609
	Taiwan Green Point Enterprises Co., Ltd.	34,183	89,647
	Taiwan Hon Chuan Enterprise Co., Ltd.	53,000	47,874
	Taiwan Kai Yih Industrial Co., Ltd.	8,000	4,726
*	Taiwan Kolin Co., Ltd.	143,000	42,589
	Taiwan Life Insurance Co., Ltd	101,100	141,873
	Taiwan Mask Corp.	72,000	50,576
	Taiwan Navigation Co., Ltd.	80,000	52,038
*	Taiwan Paiho Co., Ltd.	62,000	46,592
	Taiwan Polypropylene Co., Ltd.	55,000	35,327
*	Taiwan Pulp & Paper Corp.	157,000	37,190
	Taiwan Secom Co., Ltd.	65,280	110,664
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,634,849	3,065,844
	Taiwan Sogo Shinkong Security Co., Ltd.	84,000	72,652
	Taiwan Styrene Monomer Corp.	92,220	37,329
*	Taiwan Tea Corp.	234,654	50,872
*	Taiyen Biotech Co., Ltd.	52,000	33,946
*	Tatung Co., Ltd.	647,000	282,751
*	Teco Electric & Machinery Co., Ltd.	662,000	217,077
	Tecom, Ltd.	176,000	79,186
	Test-Rite International Co., Ltd.	140,741	104,654
	The Ambassador Hotel	65,000	66,274
*	The Chinese Bank	341,000	33,102
	The First Insurance Co., Ltd.	69,000	26,034
	Thinking Electronic Industrial Co., Ltd.	34,000	24,167
	Thye Ming Industrial Co., Ltd.	84,000	67,954
	Ton Yi Industrial Corp.	398,000	87,091
	Tong Yang Industry Co., Ltd.	72,000	81,174
	Transcend Information, Inc.	36,994	70,820
	Tsann Kuen Enterprise Co., Ltd.	66,000	89,492
	TSRC Corp.	210,000	146,874
	Tung Ho Steel Enterprise Corp.	214,400	183,181
	TYC Brother Industrial Co., Ltd.	54,000	37,394
	Tycoons Group Enterprise Co., Ltd.	145,000	25,624
*	Tyntek Corp.	57,000	51,375
	U-Ming Marine Transport Corp.	103,200	115,106
*	Union Bank of Taiwan	646,000	162,297
*	Union Insurance Co., Ltd.	136,000	24,970
	Uni-President Enterprises Corp.	737,000	539,065
	Unitech Printed Circuit Board Corp.	178,000	73,735
	United Integration Service Co., Ltd.	56,000	45,948
	United Microelectronics Corp.	2,990,823	1,869,872

30

*	Unity Opto Technology Co., Ltd.	52,000	63,551
*	Universal Cement Corp.	232,000	80,859
	Universal Scientific Industrial Co., Ltd.	282,000	106,301
	UPC Technology Corp.	266,000	85,499
	USI Corp.	320,000	92,061
*	Ve Wong Corp.	72,000	23,392
*	Via Technologies, Inc.	196,000	190,734
	Walsin Lihwa Corp.	849,021	362,972
	Walsin Technology Corp., Ltd.	128,000	115,287
	Wan Hai Lines Co., Ltd.	245,584	172,415
	Waterland Financial Holdings	663,000	214,734
*	Wei Chuan Food Corp.	118,000	43,651
	Weltrend Semiconductor, Inc.	65,000	25,366
*	Winbond Electronics Corp.	1,129,000	366,437
	Wintek Corp.	110,041	131,253
*	Wistron Corp.	129,000	154,524
*	Wistron NeWeb Corp.	13,000	45,073
	Wus Printed Circuit Co., Ltd.	145,000	60,093
	Ya Hsin Industrial Co., Ltd.	192,261	176,612
*	Yageo Corp.	840,000	322,500
	Yang Ming Marine Transport Corp.	406,000	252,759
	Yieh Phui Enterprise Co., Ltd.	367,750	136,860
	Yosun Industrial Corp.	134,000	66,762
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	352,490	150,364
	Yulon Motor Co., Ltd.	270,305	314,366
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	28,000	35,945
	Yung Shin Pharmaceutical Industrial Co., Ltd.	58,000	53,934
	Yung Tay Engineering Co., Ltd.	170,000	97,830
	Zinwell Corp.	53,000	65,940
*	Zippy Technology Corp.	38,000	34,545
	Zyxel Communication Corp.	84,080	150,461

TOTAL — TAIWAN			57,711,904

THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	98,200	20,085
	Advance Info Service Public Co., Ltd. (Foreign)	177,300	430,058
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	305,300	192,138
	Asia Plus Securities Public Co., Ltd. (Foreign)	308,400	33,157
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	212,900	164,693
	Bangkok Expressway Public Co., Ltd. (Foreign)	217,100	116,136
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	91,300	21,787
*	Bangkok Land Public Co., Ltd. (Foreign)	2,335,700	39,811
	Bank of Ayudhya Public Co., Ltd. (Foreign)	837,700	391,007
	Banpu Public Co., Ltd. (Foreign)	69,500	255,146
	BEC World Public Co., Ltd. (Foreign)	305,400	129,736
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	90,500	76,534
	C.P. Seven Eleven Public Co., Ltd. (Foreign)	643,500	118,120
	Central Pattana Public Co., Ltd. (Foreign)	242,200	127,022
	Central Plaza Hotel Public Co., Ltd. (Foreign)	49,400	50,521
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	2,265,600	335,666
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	89,500	16,780
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	267,100	126,073

31

	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	685,700	89,545
	Erawan Group Public Co., Ltd. (Foreign)	442,800	54,806
	GMM Grammy Public Co., Ltd. (Foreign)	186,400	31,038
	Hana Microelectronics Public Co., Ltd. (Foreign)	102,756	68,711
	Hermraj Land & Development Public Co., Ltd. (Foreign)	3,095,100	81,162
	Home Product Center Public Co., Ltd. (Foreign)	198,001	52,959
	ICC International Public Co., Ltd. (Foreign)	49,200	52,896
*	International Engineering Public Co., Ltd. (Foreign)	253,100	27,610
*	ITV Public Co., Ltd. (Foreign)	183,700	18,305
*	Jasmine International Public Co., Ltd. (Foreign)	2,797,100	32,273
	Kasikornbank Public Co., Ltd. (Foreign)	312,200	523,949
*	KGI Securities One Public Co., Ltd. (Foreign)	673,400	38,142
	Kiatnakin Finance Public Co., Ltd. (Foreign)	158,200	128,601
	Kim Eng Securities Thailand Public Co., Ltd. (Foreign)	90,500	53,633
	Krung Thai Bank Public Co., Ltd. (Foreign)	1,330,400	362,820
	Lalin Property Public Co., Ltd. (Foreign)	226,900	30,047
	Land & Houses Public Co., Ltd. (Foreign)	651,800	120,498
	Lanna Resources Public Co., Ltd. (Foreign)	119,100	42,474
*	Loxley Public Co., Ltd. (Foreign)	606,500	36,579
*	Magnecomp Precision Technology (Foreign)	319,200	31,137
	MBK Development Public Co., Ltd. (Foreign)	68,200	98,361
*	Millennium Steel Public Co., Ltd. (Foreign)	2,129,300	57,511
	Minor Corp. Public Co., Ltd. (Foreign)	117,800	30,581
	MK Real Estate Development Public Co., Ltd. (Foreign)	425,900	25,910
	Modernform Group Public Co., Ltd. (Foreign)	31,000	30,484
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	7,400	41,914
*	Natural Park Public Co., Ltd. (Foreign)	5,043,500	56,869
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	326,800	3,685
	Power Line Engineering Public Co., Ltd. (Foreign)	215,000	45,103
	PTT Chemical Public Co., Ltd. (Foreign)	27,471	59,070
	Quality Houses Public Co., Ltd. (Foreign)	2,189,000	60,271
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	175,000	169,792
	Regional Container Lines Public Co., Ltd. (Foreign)	218,400	106,523
*	Robinson Department Store Public Co., Ltd. (Foreign)	206,800	59,651
	Saha-Union Public Co., Ltd. (Foreign)	75,200	46,341
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	3,699,900	120,306
	Samart Corporation Public Co., Ltd. (Foreign)	186,800	39,677
*	Samart I-Mobile Public Co., Ltd. (Foreign)	174,600	73,256
	Sansiri Public Co., Ltd. (Foreign)	460,500	38,642
	Seamico Securities Public Co., Ltd. (Foreign)	259,500	23,953
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	455,900	143,459
	Siam Cement Public Co., Ltd. (Foreign)	54,500	348,709
	Siam City Cement Public Co., Ltd. (Foreign)	27,800	179,331
	Siam Commercial Bank Public Co., Ltd. (Foreign)	504,700	774,222
	Siam Makro Public Co., Ltd. (Foreign)	47,500	87,190
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	278,100	49,224
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	91,900	39,763
	Supalai Public Co., Ltd. (Foreign)	508,500	34,936
	Thai Oil Public Co., Ltd. (Foreign)	164,100	262,491
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	292,500	118,887
	Thai Reinsurance Public Co., Ltd. (Foreign)	220,700	28,937
	Thai Rung Union Car Public Co., Ltd. (Foreign)	201,500	25,680
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	10,400	43,907

32

	Thai Union Frozen Products Public Co., Ltd. (Foreign)	158,600	117,489
	Thanachart Capital PCL, Ltd. (Foreign)	625,100	255,712
	Ticon Industrial Connection Public Co., Ltd. (Foreign)	96,500	43,018
	Tipco Asphalt Public Co., Ltd. (Foreign)	62,800	30,465
*	TMB Bank, Ltd. (Foreign)	3,230,700	298,205
*	TPI Polene Public Co., Ltd. (Foreign)	282,800	99,371
*	True Corp., Ltd. (Foreign)	928,700	250,835
*	TT&T Public Co., Ltd. (Foreign)	1,272,900	89,455
	Vanachai Group Public Co., Ltd. (Foreign)	388,300	50,708
	Vinythai Public Co., Ltd. (Foreign)	437,700	98,134

TOTAL — THAILAND			9,179,683

TURKEY — (3.8%)
COMMON STOCKS — (3.8%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	17,771	195,189
	Adana Cimento Sanayi Ticaret A.S.	27,921	19,996
	Afyon Cimento Sanayii Ticaret A.S.	32	22,410
	Akbank T.A.S.	172,025	1,023,684
	Akcansa Cimento Sanayi ve Ticaret A.S.	45,139	245,400
*	Akenerji Elektrik Uretim A.S.	17,034	42,754
*	Aksa Akrilik Kimya Sanayii A.S.	5,248	39,255
	Aksigorta A.S.	125,014	431,480
	Alarko Carrier Sanayii ve Ticaret A.S.	7,730	84,217
	Alarko Holding A.S.	3,715	118,891
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	4,830	15,841
	Alkim Alkali Kimya A.S.	8,812	36,050
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	26,636	60,197
	Anadolu Anonim Turk Sigorta Sirketi A.S.	66,095	102,865
	Anadolu Cam Sanayii A.S.	38,506	121,504
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	17,182	425,896
	Anadolu Hayat Sigorta A.S.	31,687	86,973
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	5,090	55,797
	Arcelik A.S	54,865	344,909
*	Ayen Enerji A.S.	30,445	47,758
*	Aygaz A.S.	87,429	255,943
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	33,383
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	27,631	36,370
	Bati Anabolu Cimento A.S.	12,700	58,737
	Bati Soeke Cimento Sanayi A.S.	16,631	34,859
*	Beko Elektronik A.S.	47,876	68,798
	Bolu Cimento Sanayii A.S.	88,499	146,596
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,249	69,163
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	319	37,051
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	37,946	25,186
*	Boyner Buyuk Magazacilik A.S.	20,255	28,508
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	554	25,709
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	32,295
	Bursa Cimento Fabrikasi A.S.	15,384	109,033
	Celebi Hava Servisi A.S.	3,917	81,805
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	23,834	40,838
	Cimsa Cimento Sanayi ve Ticaret A.S.	35,921	214,011
*	Deva Holding A.S.	24,642	164,044
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	12,442

33

*	Dogan Gazetecilik A.S.	22,846	50,389
*	Dogan Sirketler Grubu Holding A.S.	241,112	798,580
*	Dogan Yayin Holding A.S.	118,597	455,611
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	38,619	73,061
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	25,401
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	57,372	132,929
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	17,234	47,934
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	45,319
	Enka Insaat ve Sanayi A.S.	35,547	235,500
	Eregli Demir ve Celik Fabrikalari Turk A.S.	163,186	694,567
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	32	14,256
*	Finansbank A.S.	65,014	314,019
	Ford Otomotiv Sanayi A.S.	48,277	390,692
*	Fortis Bank A.S.	23,634	71,128
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	23,364	23,916
*	Global Yatirim Holding A.S.	43,780	37,869
*	Goldas Kuyumculuk Sanayi A.S.	24,839	17,763
*	GSD Holding A.S.	91,895	82,996
	Gunes Sigorta A.S.	17,487	28,855
*	Hektas Ticaret T.A.S.	29,495	17,686
	Hurriyet Gazetecilik ve Matbaacilik A.S.	107,165	295,661
*	Ihlas Holding A.S.	317,457	147,066
*	Izmir Demir Celik Sanayii A.S.	23,634	80,225
	Izocam Ticaret Ve Sanayi A.S.	6,561	47,678
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	35,214
	Karton Sanayi ve Ticaret A.S.	814	89,368
*	Koc Holding A.S. Series B	159,821	623,341
	Konya Cimento Sanayii A.S.	2,341	107,807
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	40,748	95,853
*	Kutahya Porselen Sanayii A.S.	1,006	19,017
	Mardin Cimento Sanayii ve Ticaret A.S.	15,991	78,470
*	Marmari Marti Otel Isletmeleri A.S.	25,186	26,960
*	Menderes Tekstil Sanayi ve Ticaret A.S.	47,907	34,624
*	Migros Turk A.S.	44,890	372,479
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	28,282
	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	20,148
*	Net Holding A.S.	68,097	38,700
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	115,759
	Otobus Karoseri Sanayi A.S.	6,472	44,099
*	Parsan Makina Parcalari Sanayii A.S.	17,835	22,267
	Pinar Entegre et ve Un Sanayii A.S.	17,450	28,868
	Pinar Sut Mamulleri Sanayii A.S.	15,544	37,441
*	Sanko Pazarlama Ithalat Ihracat A.S.	10,960	23,088
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	101,124
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	27,855
*	Tansas Perakende Magazacilik Ticaret A.S.	49,131	60,158
*	Tat Konserve Sanayii A.S.	29,547	37,374
*	Tekstil Bankasi A.S.	65,689	70,694
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	38,715
	Tofas Turk Otomobil Fabrikasi A.S.	114,291	283,289
	Trakya Cam Sanayii A.S.	87,943	268,760
	Tupras-Turkiye Petrol Rafinerileri A.S.	63,243	1,074,941
	Turcas Petrol A.S.	26,242	80,735
	Turk Demir Dokum Fabrikalari A.S.	11,490	79,789

34

	Turk Ekonomi Bankasi A.S.	13,830	210,160
*	Turk Prysmian Kablo ve Sistemleri A.S.	14,078	34,023
*	Turk Sise ve Cam Fabrikalari A.S.	154,467	458,162
	Turkcell Iletisim Hizmetleri A.S.	54,958	244,820
	Turkcell Iletisim Hizmetleri A.S. ADR	8,000	100,000
	Turkiye Garanti Bankasi A.S.	383,466	1,155,995
	Turkiye Is Bankasi A.S.	217,464	1,284,654
	Ulker Gida Sanayi ve Ticaret A.S.	86,390	228,615
	USAS Ucak Servisi A.S.	12,347	43,856
*	Uzel Makina Sanayii A.S.	57,298	102,176
*	Vestel Elektronik Sanayi ve Ticaret A.S.	74,303	193,216
*	Yapi Kredi Finansal Kiralama A.S.	41,404	84,527
*	Yapi Kredi Sigorta A.S.	23,222	81,170
*	Yapi ve Kredi Bankasi A.S.	86,414	140,560
	Zorlu Enerji Elektrik Uretim A.S.	30,687	74,328

TOTAL — TURKEY			17,526,419

TOTAL INVESTMENTS - (100.0%)
(Cost $421,363,457)			$456,179,986

See accompanying Notes to Financial Statements.

35

THE U.S. LARGE COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*	Amazon.com, Inc.	116,600	$4,035,526
* #	Apollo Group, Inc. Class A	53,100	2,777,661
*	AutoNation, Inc.	55,400	1,201,626
*	Autozone, Inc.	20,900	1,896,257
*	Bed Bath and Beyond, Inc.	106,000	3,728,020
#	Best Buy Co., Inc.	153,600	8,140,800
* #	Big Lots, Inc.	43,000	697,460
	Black & Decker Corp.	29,200	2,539,232
#	Brunswick Corp.	35,900	1,289,887
	Carnival Corp.	164,000	6,545,240
	CBS Corp. Class B	291,900	7,563,129
#	Centex Corp.	46,400	2,212,816
	Circuit City Stores, Inc.	57,500	1,727,300
	Clear Channel Communications, Inc.	195,300	6,015,240
* #	Coach, Inc.	144,800	4,210,784
* #	Comcast Corp. Class A	808,000	25,961,040
#	Cooper Tire & Rubber Co.	23,200	264,016
	Darden Restaurants, Inc.	49,700	1,759,877
	Dillards, Inc. Class A	23,300	634,226
	Disney (Walt) Co.	832,200	25,382,100
	Dollar General Corp.	119,600	1,949,480
#	Dow Jones & Co., Inc.	22,300	771,134
#	Eastman Kodak Co.	108,500	2,615,935
	Family Dollar Stores, Inc.	58,700	1,466,326
#	Federated Department Stores, Inc.	102,800	7,486,924
	Ford Motor Co.	704,300	5,042,788
	Fortune Brands, Inc.	55,300	4,092,200
	Gannett Co., Inc.	89,900	4,855,499
	Gap, Inc.	216,800	3,945,760
#	General Motors Corp.	213,700	5,754,941
	Genuine Parts Co.	65,300	2,811,818
* #	Goodyear Tire & Rubber Co.	66,900	850,968
#	H&R Block, Inc.	123,800	2,816,450
#	Harley-Davidson, Inc.	103,000	5,134,550
	Harman International Industries, Inc.	24,800	2,101,304
	Harrah’s Entertainment, Inc.	69,600	5,292,384
#	Hasbro, Inc.	67,200	1,245,888
	Hilton Hotels Corp.	124,500	3,418,770
#	Home Depot, Inc.	802,600	30,595,112
	Horton (D.R.), Inc.	102,700	2,707,172
#	International Game Technology	127,400	4,743,102
* #	Interpublic Group of Companies, Inc.	162,700	1,550,531
	Johnson Controls, Inc.	73,400	6,251,478

1

	Jones Apparel Group, Inc.	43,100	1,398,164
#	KB Home	29,000	1,484,800
	Knight-Ridder, Inc.	25,300	1,568,853
*	Kohl’s Corp.	130,200	6,990,438
	Leggett & Platt, Inc.	68,900	1,749,371
#	Lennar Corp. Class A	51,800	2,481,738
	Limited Brands, Inc.	131,600	3,574,256
	Liz Claiborne, Inc.	39,700	1,535,199
	Lowe’s Companies, Inc.	295,400	18,397,512
	Marriott International, Inc. Class A	61,300	4,433,829
	Mattel, Inc.	146,900	2,469,389
	McDonald’s Corp.	474,800	15,749,116
#	McGraw-Hill Companies, Inc.	138,700	7,156,920
	Meredith Corp.	15,800	790,790
	Newell Rubbermaid, Inc.	103,700	2,743,902
#	News Corp. Class A	906,900	17,294,583
#	NIKE, Inc. Class B	71,500	5,742,165
#	Nordstrom, Inc.	82,600	3,042,158
*	Office Depot, Inc.	111,700	4,643,369
	OfficeMax, Inc.	26,800	1,107,644
#	Omnicom Group, Inc.	67,500	6,419,925
#	Penney (J.C.) Co., Inc.	87,700	5,328,652
#	Pulte Homes, Inc.	80,800	2,623,576
#	RadioShack Corp.	50,900	856,138
	Scripps (E.W.) Co.	32,100	1,485,588
* #	Sears Holdings Corp.	37,700	5,725,499
	Sherwin-Williams Co.	41,900	2,026,703
	Snap-On, Inc.	22,000	921,360
	Staples, Inc.	275,300	6,466,797
*	Starbucks Corp.	288,400	10,281,460
* #	Starwood Hotels & Resorts Worldwide, Inc.	81,500	4,979,650
#	Target Corp.	332,200	16,251,224
#	The New York Times Co. Class A	54,900	1,326,384
#	The Stanley Works	27,400	1,330,270
#	The TJX Companies, Inc.	174,100	4,127,911
	Tiffany & Co.	53,700	1,836,003
	Time Warner, Inc.	1,702,100	29,293,141
#	Tribune Co.	98,900	2,951,176
* #	Univision Communications, Inc. Class A	84,500	3,037,775
#	V.F. Corp.	33,300	2,095,569
*	Viacom, Inc. Class B	292,000	11,023,000
	Wendy’s International, Inc.	43,200	2,604,096
	Whirlpool Corp.	29,335	2,637,803
#	Yum! Brands, Inc.	104,200	5,251,680
Total Consumer Discretionary			451,318,327

Consumer Staples — (8.1%)
	Alberto-Culver Co. Class B	28,500	1,325,535
#	Albertson’s, Inc.	139,300	3,567,473
	Altria Group, Inc.	788,500	57,047,975
	Anheuser-Busch Companies, Inc.	293,300	13,386,212
	Archer-Daniels-Midland Co.	247,000	10,267,790
	Avon Products, Inc.	170,200	5,395,340
#	Brown-Forman Corp. Class B	31,400	2,395,820
	Campbell Soup Co.	69,600	2,449,224

2

#	Clorox Co.	56,700	3,582,873
	Coca-Cola Co.	778,300	34,268,549
	Coca-Cola Enterprises, Inc.	114,600	2,253,036
	Colgate-Palmolive Co.	194,700	11,748,198
	ConAgra, Inc.	196,200	4,434,120
*	Constellation Brands, Inc. Class A	74,500	1,840,150
	Costco Wholesale Corp.	178,800	9,463,884
#	CVS Corp.	308,800	8,615,520
*	Dean Foods Co.	51,300	1,831,410
	Estee Lauder Companies, Inc.	45,000	1,842,300
	General Mills, Inc.	134,600	6,984,394
	Heinz (H.J.) Co.	126,600	5,361,510
#	Kellogg Co.	95,000	4,474,500
	Kimberly-Clark Corp.	174,100	10,562,647
	McCormick & Co., Inc.	50,100	1,725,945
	Molson Coors Brewing Co.	21,700	1,405,726
#	Pepsi Bottling Group, Inc.	51,100	1,601,474
	PepsiCo, Inc.	625,900	37,841,914
	Procter & Gamble Co.	1,242,600	67,411,050
#	Reynolds American, Inc.	32,300	3,551,062
#	Safeway, Inc.	169,900	4,006,242
	Sara Lee Corp.	287,200	4,873,784
#	Supervalu, Inc.	51,500	1,501,740
#	Sysco Corp.	234,000	7,155,720
	The Hershey Co.	67,700	3,852,807
	The Kroger Co.	274,100	5,512,151
#	Tyson Foods, Inc. Class A	95,200	1,524,152
	UST, Inc.	61,800	2,719,818
	Walgreen Co.	382,400	15,525,440
#	Wal-Mart Stores, Inc.	943,800	45,727,110
	Whole Foods Market, Inc.	52,500	3,412,500
*	Wm. Wrigley Jr. Co. Class B	16,750	765,475
	Wrigley (Wm.) Jr. Co.	67,000	3,063,240
Total Consumer Staples			416,275,810

Energy — (8.4%)
	Anadarko Petroleum Corp.	174,200	8,652,514
	Apache Corp.	124,800	8,097,024
	Baker Hughes, Inc.	129,300	11,158,590
	BJ Services Co.	122,500	4,489,625
#	Chesapeake Energy Corp.	141,200	4,319,308
	Chevron Corp.	841,100	50,289,369
	ConocoPhillips	623,238	39,444,733
	Devon Energy Corp.	166,900	9,573,384
	El Paso Corp.	262,600	4,088,682
	EOG Resources, Inc.	91,600	6,014,456
	Exxon Mobil Corp.	2,307,000	140,519,370
#	Halliburton Co.	195,000	14,545,050
#	Hess Corp.	30,200	4,530,000
	Hugoton Royalty Trust	1	28
	Kerr-McGee Corp.	43,800	4,680,030
	Kinder Morgan, Inc.	39,800	3,999,104
	Marathon Oil Corp.	138,600	10,401,930
#	Murphy Oil Corp.	62,400	3,290,352
* #	Nabors Industries, Ltd.	119,400	4,287,654

3

*	National-Oilwell, Inc.	66,000	4,359,960
#	Noble Corp.	51,800	3,601,654
	Occidental Petroleum Corp.	162,700	16,121,943
	Rowan Companies, Inc.	41,300	1,644,566
#	Schlumberger, Ltd.	446,400	29,270,448
#	Sunoco, Inc.	50,300	3,450,077
#	The Williams Companies, Inc.	224,700	5,078,220
* #	Transocean, Inc.	123,200	10,024,784
	Valero Energy Corp.	234,900	14,411,115
* #	Weatherford International, Ltd.	131,800	6,858,872
#	XTO Energy, Inc.	137,200	5,655,384
Total Energy			432,858,226

Financials — (17.4%)
#	Ace, Ltd.	121,800	6,305,586
	AFLAC, Inc.	188,200	8,807,760
	Allstate Corp.	243,700	13,405,937
#	AMBAC Financial Group, Inc.	39,900	3,197,985
#	American Express Co.	467,600	25,418,736
#	American International Group, Inc.	980,600	59,620,480
	Ameriprise Financial, Inc.	94,700	4,334,419
	AmSouth Bancorporation	130,600	3,500,080
#	AON Corp.	121,600	4,335,040
	Bank of America Corp.	1,754,800	84,932,320
	Bank of New York Co., Inc.	291,400	9,683,222
#	BB&T Corp.	202,300	8,409,611
	Bear Stearns Companies, Inc.	45,100	6,032,125
#	Capital One Financial Corp.	113,800	9,419,226
	Chubb Corp.	151,000	7,630,030
	Cincinnati Financial Corp.	65,800	3,016,272
#	CIT Group, Inc.	75,500	3,880,700
	Citigroup, Inc.	1,885,700	92,965,010
	Comerica, Inc.	61,500	3,367,125
	Compass Bancshares, Inc.	46,700	2,598,855
#	Countrywide Financial Corp.	227,800	8,720,184
* #	E*TRADE Financial Corp.	157,900	3,832,233
	Fannie Mae	365,700	18,193,575
#	Federated Investors, Inc.	31,800	1,021,416
	Fifth Third Bancorp	209,900	7,976,200
	First Horizon National Corp.	47,600	1,902,096
	Franklin Resources, Inc.	57,700	5,190,115
	Freddie Mac	261,100	15,676,444
	Genworth Financial, Inc.	142,300	4,765,627
	Golden West Financial Corp.	96,700	7,068,770
#	Hartford Financial Services Group, Inc.	114,300	10,051,542
#	Huntington Bancshares, Inc.	94,000	2,210,880
#	Janus Capital Group, Inc.	81,100	1,460,611
#	JPMorgan Chase & Co.	1,316,900	56,152,616
	KeyCorp	153,100	5,468,732
	Legg Mason, Inc.	46,800	4,489,524
	Lehman Brothers Holdings, Inc.	204,400	13,615,084
	Lincoln National Corp.	107,806	6,056,541
	Loews Corp.	153,900	5,229,522
	M&T Bank Corp.	30,000	3,453,000
#	Marsh & McLennan Companies, Inc.	206,700	5,793,801

4

#	Marshall & Ilsley Corp.	83,900	3,804,026
#	MBIA, Inc.	50,600	2,890,778
	Mellon Financial Corp.	156,500	5,662,170
	Merrill Lynch & Co., Inc.	346,900	25,119,029
#	MetLife, Inc.	286,400	14,741,008
#	MGIC Investment Corp.	33,100	2,180,297
	Moody’s Corp.	91,900	4,806,370
	Morgan Stanley	405,700	24,187,834
	National City Corp.	206,800	7,626,784
	North Fork Bancorporation, Inc.	179,700	5,295,759
	Northern Trust Corp.	70,000	3,914,400
#	PNC Financial Services Group	110,400	7,607,664
	Principal Financial Group, Inc.	105,600	5,771,040
	Progressive Corp.	297,200	8,128,420
	Prudential Financial, Inc.	187,000	14,240,050
	Regions Financial Corp.	172,400	5,835,740
	SAFECO Corp.	46,600	2,580,242
	Schwab (Charles) Corp.	389,800	6,494,068
	SLM Corp.	157,700	8,477,952
#	Sovereign Bancorp, Inc.	134,900	3,008,270
	State Street Corp.	125,800	7,812,180
	SunTrust Banks, Inc.	140,100	10,606,971
	Synovus Financial Corp.	118,300	3,112,473
#	T. Rowe Price Group, Inc.	49,900	3,947,090
	The Goldman Sachs Group, Inc.	164,700	24,861,465
	The St. Paul Travelers Companies, Inc.	262,900	11,572,858
#	Torchmark Corp.	39,100	2,302,208
	U.S. Bancorp	680,400	21,003,948
#	UnumProvident Corp.	112,800	2,025,888
#	Wachovia Corp.	613,000	32,795,500
#	Washington Mutual, Inc.	374,600	17,197,886
#	Wells Fargo & Co.	633,200	42,025,484
#	XL Capital, Ltd.	65,900	4,170,152
	Zions Bancorporation	39,400	3,192,582
Total Financials			898,187,618

Health Care — (10.4%)
#	Abbott Laboratories	581,300	24,821,510
	Aetna, Inc.	214,300	8,241,978
#	Allergan, Inc.	57,300	5,433,186
	AmerisourceBergen Corp.	79,000	3,443,610
* #	Amgen, Inc.	441,500	29,840,985
#	Applera Corp. - Applied Biosystems Group	69,200	2,048,320
#	Bard (C.R.), Inc.	39,300	2,908,593
*	Barr Laboratories, Inc.	40,100	2,113,270
#	Bausch & Lomb, Inc.	20,300	997,745
	Baxter International, Inc.	245,000	9,236,500
	Becton Dickinson & Co.	93,400	5,644,162
*	Biogen Idec, Inc.	130,000	6,061,900
	Biomet, Inc.	93,500	3,292,135
*	Boston Scientific Corp.	459,027	9,492,678
	Bristol-Myers Squibb Co.	740,100	18,169,455
	Cardinal Health, Inc.	159,400	10,665,454
* #	Caremark Rx, Inc.	169,500	8,130,915
	Cigna Corp.	45,700	4,238,218

5

*	Coventry Health Care, Inc.	60,600	3,166,350
	Eli Lilly & Co.	426,900	22,045,116
* #	Express Scripts, Inc.	55,300	4,052,384
*	Fisher Scientific International, Inc.	46,600	3,460,050
*	Forest Laboratories, Inc.	123,100	4,613,788
*	Genzyme Corp.	98,200	5,842,900
*	Gilead Sciences, Inc.	174,700	10,015,551
	HCA, Inc.	154,100	6,849,745
	Health Management Associates, Inc.	90,900	1,895,265
*	Hospira, Inc.	60,800	2,724,448
*	Humana, Inc.	61,800	3,128,934
	IMS Health, Inc.	75,300	2,031,594
	Johnson & Johnson	1,124,400	67,711,368
*	King Pharmaceuticals, Inc.	91,500	1,626,870
*	Laboratory Corp. of America Holdings	47,300	2,807,728
#	Manor Care, Inc.	29,900	1,388,556
	McKesson Corp.	115,700	5,727,150
*	Medco Health Solutions, Inc.	115,000	6,198,500
*	Medimmune, Inc.	96,500	3,070,630
#	Medtronic, Inc.	456,000	23,023,440
#	Merck & Co., Inc.	826,300	27,507,527
*	Millipore Corp.	19,700	1,367,180
	Mylan Laboratories, Inc.	82,600	1,727,166
*	Patterson Companies, Inc.	52,400	1,794,700
	PerkinElmer, Inc.	49,400	1,030,484
	Pfizer, Inc.	2,779,900	65,772,434
	Quest Diagnostics, Inc.	61,500	3,428,010
	Schering-Plough Corp.	559,000	10,654,540
*	St. Jude Medical, Inc.	138,500	4,722,850
	Stryker Corp.	110,400	4,846,560
* #	Tenet Healthcare Corp.	177,700	1,407,384
* #	Thermo Electron Corp.	61,300	2,252,162
	UnitedHealth Group, Inc.	512,400	22,525,104
*	Waters Corp.	39,500	1,645,175
*	Watson Pharmaceuticals, Inc.	38,400	972,672
*	WellPoint, Inc.	249,400	17,852,052
	Wyeth	507,800	23,226,772
*	Zimmer Holdings, Inc.	93,600	5,667,480
Total Health Care			534,561,233

Industrials — (9.9%)
#	3M Co.	285,200	23,859,832
* #	Allied Waste Industries, Inc.	91,300	1,089,209
	American Power Conversion Corp.	64,900	1,277,232
	American Standard Companies, Inc.	67,300	2,859,577
#	Avery Dennison Corp.	41,700	2,476,563
	Boeing Co.	302,400	25,174,800
	Burlington Northern Santa Fe Corp.	140,900	10,907,069
	Caterpillar, Inc.	253,500	18,492,825
	Cendant Corp.	380,900	6,159,153
	Cintas Corp.	52,100	2,206,956
	Cooper Industries, Ltd.	34,700	3,090,382
	CSX Corp.	82,900	5,547,668
	Cummins, Inc.	17,600	1,939,696
	Danaher Corp.	89,600	5,744,256

6

#	Deere & Co.	89,500	7,661,200
	Donnelley (R.R.) & Sons Co.	81,600	2,625,888
	Dover Corp.	76,800	3,750,912
	Eaton Corp.	56,300	4,140,302
	Emerson Electric Co.	155,400	12,823,608
	Equifax, Inc.	48,900	1,764,312
	FedEx Corp.	114,800	12,544,196
#	Fluor Corp.	32,800	2,875,248
	General Dynamics Corp.	151,200	9,622,368
#	General Electric Co.	3,938,000	134,915,880
	Goodrich (B.F.) Co.	46,600	1,986,558
	Honeywell International, Inc.	313,800	12,922,284
	Illinois Tool Works, Inc.	155,000	7,695,750
#	Ingersoll-Rand Co., Ltd. Class A	123,700	5,394,557
	ITT Industries, Inc.	69,800	3,640,070
	L-3 Communications Holdings, Inc.	45,800	3,341,568
	Lockheed Martin Corp.	135,400	9,815,146
	Masco Corp.	157,300	4,879,446
*	Monster Worldwide, Inc.	47,800	2,335,986
*	Navistar International Corp.	23,300	619,314
#	Norfolk Southern Corp.	155,700	8,214,732
	Northrop Grumman Corp.	132,500	8,570,100
	Paccar, Inc.	64,000	4,918,400
	Pall Corp.	47,200	1,420,248
	Parker Hannifin Corp.	45,200	3,526,504
	Pitney Bowes, Inc.	85,800	3,498,924
	Raytheon Co.	168,500	7,725,725
	Robert Half International, Inc.	64,800	2,659,392
	Rockwell Automation, Inc.	67,000	4,574,760
	Rockwell Collins, Inc.	65,100	3,554,460
#	Ryder System, Inc.	23,000	1,242,690
	Southwest Airlines Co.	267,500	4,306,750
	Textron, Inc.	50,000	4,546,500
	Tyco International, Ltd.	761,400	20,641,554
	Union Pacific Corp.	100,100	9,289,280
	United Parcel Service, Inc.	412,600	33,234,930
	United Technologies Corp.	383,600	23,982,672
	W.W. Grainger, Inc.	28,900	2,085,424
	Waste Management, Inc.	208,700	7,642,594
Total Industrials			511,815,450

Information Technology — (12.7%)
* #	ADC Telecommunications, Inc.	44,200	792,064
* #	Adobe Systems, Inc.	226,600	6,487,558
* #	Advanced Micro Devices, Inc.	181,700	5,612,713
*	Affiliated Computer Services, Inc. Class A	44,400	2,216,448
* #	Agilent Technologies, Inc.	162,000	5,652,180
*	Altera Corp.	135,700	2,654,292
	Analog Devices, Inc.	138,300	4,664,859
*	Andrew Corp.	60,200	609,224
* #	Apple Computer, Inc.	321,800	19,233,986
#	Applied Materials, Inc.	599,400	10,135,854
*	Autodesk, Inc.	87,200	3,173,208
	Automatic Data Processing, Inc.	219,000	9,957,930
*	Avaya, Inc.	157,600	1,861,256

7

*	BMC Software, Inc.	80,400	1,620,060
*	Broadcom Corp.	166,400	5,625,984
	CA, Inc.	172,400	3,746,252
* #	Ciena Corp.	220,000	921,800
*	Cisco Sytems, Inc.	2,323,700	45,730,416
*	Citrix Systems, Inc.	67,400	2,532,892
*	Computer Sciences Corp.	70,500	3,965,625
*	Compuware Corp.	144,600	1,064,256
* #	Comverse Technology, Inc.	76,300	1,718,276
*	Convergys Corp.	52,800	984,192
*	Corning, Inc.	584,100	14,164,425
*	Dell, Inc.	889,200	22,567,896
* #	eBay, Inc.	435,800	14,298,598
* #	Electronic Arts, Inc.	114,800	4,829,636
	Electronic Data Systems Corp.	194,400	4,766,688
*	EMC Corp.	898,000	11,494,400
	First Data Corp.	289,800	13,362,678
*	Fiserv, Inc.	69,700	3,007,555
*	Freescale Semiconductor, Inc. Class B	155,000	4,837,550
*	Gateway, Inc.	99,800	171,656
* #	Google, Inc.	76,400	28,407,048
	Hewlett-Packard Co.	1,068,600	34,601,268
#	Intel Corp.	2,222,600	40,051,252
	International Business Machines Corp.	592,100	47,308,790
*	Intuit, Inc.	66,900	3,698,901
	Jabil Circuit, Inc.	66,000	2,298,120
* #	JDS Uniphase Corp.	633,300	1,918,899
	KLA-Tencor Corp.	75,400	3,094,416
*	Lexmark International, Inc.	40,900	2,341,525
	Linear Technology Corp.	115,500	3,898,125
* #	LSI Logic Corp.	148,000	1,440,040
*	Lucent Technologies, Inc.	1,688,500	4,305,675
	Maxim Integrated Products, Inc.	121,100	3,721,403
* #	Micron Technology, Inc.	254,100	4,207,896
#	Microsoft Corp.	3,357,400	76,045,110
#	Molex, Inc.	53,800	1,909,900
#	Motorola, Inc.	944,400	19,917,396
	National Semiconductor Corp.	127,500	3,274,200
* #	NCR Corp.	68,800	2,688,704
* #	Network Appliance, Inc.	141,400	4,524,800
*	Novell, Inc.	147,100	1,137,083
*	Novellus Systems, Inc.	50,400	1,167,264
*	Nvidia Corp.	129,400	2,973,612
* #	Oracle Corp.	1,423,700	20,245,014
* #	Parametric Technology Corp.	42,000	560,280
	Paychex, Inc.	126,200	4,632,802
* #	PMC-Sierra, Inc.	79,600	767,344
*	QLogic Corp.	61,000	1,090,680
#	Qualcomm, Inc.	625,800	28,292,418
	Sabre Holdings Corp.	49,800	1,065,720
* #	Sandisk Corp.	73,800	4,152,726
*	Sanmina-SCI Corp.	201,100	945,170
*	Solectron Corp.	345,500	1,229,980
*	Sun Microsystems, Inc.	1,307,600	6,093,416
* #	Symantec Corp.	394,200	6,149,520

8

#	Symbol Technologies, Inc.	95,600	1,134,772
	Tektronix, Inc.	30,800	959,728
* #	Tellabs, Inc.	170,200	2,433,860
*	Teradyne, Inc.	74,800	1,164,636
#	Texas Instruments, Inc.	604,600	18,881,658
*	Unisys Corp.	129,200	850,136
*	VeriSign, Inc.	92,400	2,074,380
*	Xerox Corp.	351,900	4,831,587
	Xilinx, Inc.	130,300	3,387,800
* #	Yahoo!, Inc.	476,700	15,058,953
Total Information Technology			655,396,414

Materials — (2.6%)
	Air Products & Chemicals, Inc.	84,100	5,453,885
	Alcoa, Inc.	329,400	10,448,568
	Allegheny Technologies, Inc.	32,700	2,080,701
	Ashland, Inc.	26,900	1,681,250
#	Ball Corp.	39,400	1,474,348
	Bemis Co., Inc.	39,800	1,209,920
#	Dow Chemical Co.	365,500	14,572,485
#	DuPont (E.I.) de Nemours & Co., Inc.	347,600	14,783,428
#	Eastman Chemical Co.	30,800	1,736,504
	Ecolab, Inc.	68,900	2,667,119
#	Engelhard Corp.	46,800	1,821,924
#	Freeport-McMoRan Copper & Gold, Inc. Class B	69,500	3,891,305
*	Hercules, Inc.	42,600	659,022
	International Flavors & Fragrances, Inc.	29,800	1,060,582
#	International Paper Co.	186,100	6,323,678
	Louisiana-Pacific Corp.	40,100	972,826
	MeadWestavco Corp.	68,600	1,879,640
	Monsanto Co.	101,800	8,567,488
	Newmont Mining Corp.	168,800	8,802,920
	Nucor Corp.	58,700	6,179,349
*	Pactiv Corp.	54,100	1,334,647
	Phelps Dodge Corp.	76,900	6,589,561
	PPG Industries, Inc.	62,500	4,021,250
	Praxair, Inc.	121,900	6,424,130
	Rohm & Haas Co.	54,400	2,742,304
#	Sealed Air Corp.	30,800	1,588,356
#	Sigma-Aldrich Corp.	25,300	1,756,326
	Temple-Inland, Inc.	41,900	1,802,119
	United States Steel Corp.	41,100	2,728,218
	Vulcan Materials Co.	37,900	2,958,095
	Weyerhaeuser Co.	91,900	5,877,924
Total Materials			134,089,872

Real Estate Investment Trusts — (0.8%)
	Apartment Investment & Management Co. Class A	36,500	1,578,625
	Archstone-Smith Trust	80,600	3,897,010
#	Boston Properties, Inc.	33,900	2,869,635
#	Equity Office Properties Trust	140,300	4,721,095
#	Equity Residential	109,700	4,837,770
#	Kimco Realty Corp.	80,300	2,878,755
	Plum Creek Timber Co., Inc.	69,600	2,488,200

9

	ProLogis	92,000	4,549,400
#	Public Storage, Inc.	31,200	2,236,416
	Simon Property Group, Inc.	69,100	5,502,433
#	Vornado Realty Trust	44,800	4,027,072
Total Real Estate Investment Trusts			39,586,411

Telecommunication Services — (2.7%)
#	Alltel Corp.	146,600	9,067,210
#	AT&T, Inc.	1,465,800	38,198,748
#	BellSouth Corp.	679,200	22,936,584
	CenturyTel, Inc.	43,500	1,555,125
	Citizens Communications Co.	124,100	1,573,588
*	Embarq Corp.	56,055	2,335,812
* #	Qwest Communications International, Inc.	586,100	4,108,561
#	Sprint Nextel Corp.	1,121,100	23,778,531
#	Verizon Communications, Inc.	1,105,800	34,512,018
Total Telecommunication Services			138,066,177

Utilities — (2.8%)
*	AES Corp.	247,800	4,559,520
*	Allegheny Energy, Inc.	61,700	2,249,582
#	Ameren Corp.	77,400	3,830,526
	American Electric Power Co., Inc.	148,700	5,095,949
	CenterPoint Energy, Inc.	117,200	1,405,228
* #	CMS Energy Corp.	83,400	1,070,856
#	Consolidated Edison, Inc.	92,700	4,088,070
	Constellation Energy Group	67,400	3,484,580
#	Dominion Resources, Inc.	131,300	9,529,754
	DTE Energy Co.	67,200	2,716,224
	Duke Energy Corp.	468,168	13,211,701
*	Dynegy, Inc.	139,200	734,976
	Edison International	123,100	4,830,444
	Entergy Corp.	78,500	5,503,635
	Exelon Corp.	252,100	14,271,381
	FirstEnergy Corp.	124,600	6,531,532
#	FPL Group, Inc.	152,500	6,074,075
	KeySpan Corp.	66,000	2,641,980
	Nicor, Inc.	16,700	684,366
	NiSource, Inc.	103,000	2,242,310
#	Peoples Energy Corp.	14,500	544,040
#	PG&E Corp.	130,500	5,178,240
	Pinnacle West Capital Corp.	37,500	1,477,125
	PPL Corp.	143,700	4,277,949
	Progress Energy, Inc.	95,300	4,006,412
	Public Service Enterprise Group, Inc.	94,700	6,035,231
	Sempra Energy	97,600	4,389,072
#	Southern Co.	280,200	8,957,994
	TECO Energy, Inc.	78,700	1,182,074
	TXU Corp.	174,800	10,016,040
	Xcel Energy, Inc.	152,600	2,864,302
Total Utilities			143,685,168

TOTAL COMMON STOCKS			4,355,840,706

10

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212

TOTAL INVESTMENTS - (100.0%)
(Cost $3,996,635,712)		$5,154,501,918

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#	American Greetings Corp. Class A	211,200	$4,749,888
# *	AutoNation, Inc.	2,057,600	44,629,344
	Belo Corp. Class A	469,164	8,107,154
# *	Big Lots, Inc.	253,500	4,111,770
#	Blockbuster, Inc. Class A	83,900	390,135
#	Borders Group, Inc.	34,000	705,840
	BorgWarner, Inc.	201,600	13,261,248
	CBS Corp. Class B	3,839,550	99,482,741
	Circuit City Stores, Inc.	586,200	17,609,448
	Clear Channel Communications, Inc.	1,942,666	59,834,113
*	Comcast Corp. Class A	4,351,825	139,824,137
*	Comcast Corp. Special Class A Non-Voting	927,100	29,667,200
	Dillards, Inc. Class A	472,300	12,856,006
# *	Discovery Holding Co. Class A	1,031,790	14,310,927
	Disney (Walt) Co.	906,600	27,651,300
# *	Expedia, Inc.	1,173,351	16,673,318
#	Federated Department Stores, Inc.	757,315	55,155,252
#	Foot Locker, Inc.	56,700	1,369,872
#	Ford Motor Co.	6,812,600	48,778,216
#	General Motors Corp.	2,346,800	63,199,324
# *	Goodyear Tire & Rubber Co.	203,900	2,593,608
	Harrah’s Entertainment, Inc.	187,053	14,223,510
	Hearst-Argyle Television, Inc.	262,600	5,819,216
	Hollinger International, Inc. Class A	85,900	615,903
	Horton (D.R.), Inc.	1,014,529	26,742,985
# *	IAC/InterActiveCorp	2,003,951	51,762,054
# *	Liberty Global, Inc. Class A	313,805	7,195,549
# *	Liberty Global, Inc. Series C	313,805	6,953,919
*	Liberty Media Holding Corp. Capital Class A	668,190	53,167,878
*	Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462
*	Live Nation, Inc.	242,833	5,536,592
*	MGM Mirage	716,400	29,701,944
	News Corp. Class A	35,876	684,155
	OfficeMax, Inc.	388,600	16,060,838
	Penney (J.C.) Co., Inc.	621,440	37,758,694
#	Pulte Homes, Inc.	479,800	15,579,106
*	Radio One, Inc. Class D	45,200	331,316
#	Saks, Inc.	908,550	14,582,228
*	Sears Holdings Corp.	173,929	26,414,597
	Service Corp. International	404,100	3,228,759

1

	Time Warner, Inc.	14,781,380	254,387,550
#	Tribune Co.	1,207,800	36,040,752
# *	Univision Communications, Inc. Class A	1,074,200	38,617,490
*	Viacom, Inc. Class B	3,132,050	118,234,888
Total Consumer Discretionary			1,488,604,226

Consumer Staples — (4.9%)
#	Albertson’s, Inc.	1,485,400	38,041,094
	Archer-Daniels-Midland Co.	2,475,260	102,896,558
	Coca-Cola Enterprises, Inc.	2,763,900	54,338,274
	Corn Products International, Inc.	490,400	13,083,872
	Del Monte Foods Co.	318,800	3,774,592
	J. M. Smucker Co.	98,102	4,067,309
#	Kraft Foods, Inc.	2,439,700	80,754,070
	PepsiAmericas, Inc.	192,000	4,287,360
#	Reynolds American, Inc.	251,326	27,630,780
# *	Rite Aid Corp.	969,800	4,558,060
*	Smithfield Foods, Inc.	512,300	14,247,063
#	Supervalu, Inc.	565,200	16,481,232
#	Tyson Foods, Inc. Class A	1,270,159	20,335,246
	Weis Markets, Inc.	20,800	832,832
Total Consumer Staples			385,328,342

Energy — (5.5%)
	Anadarko Petroleum Corp.	3,156,956	156,806,005
	Apache Corp.	129,990	8,433,751
#	Chesapeake Energy Corp.	361,000	11,042,990
	ConocoPhillips	440,800	27,898,232
*	Forest Oil Corp.	446,200	14,563,968
#	Hess Corp.	318,532	47,779,800
	Kerr-McGee Corp.	458,826	49,025,558
	Marathon Oil Corp.	876,202	65,758,960
*	Mariner Energy, Inc.	261,080	4,459,246
	Overseas Shipholding Group, Inc.	233,400	11,985,090
	Pogo Producing Co.	378,000	17,032,680
*	SEACOR Holdings, Inc.	33,100	2,697,650
#	Tidewater, Inc.	231,700	11,751,824
Total Energy			429,235,754

Financials — (30.2%)
	A.G. Edwards, Inc.	199,100	10,671,760
*	Allegheny Corp.	20,187	5,698,790
	Allstate Corp.	1,791,600	98,555,916
#	AMBAC Financial Group, Inc.	707,295	56,689,694
	American Financial Group, Inc.	547,200	23,069,952
	American National Insurance Co.	64,640	7,501,472
*	AmeriCredit Corp.	395,300	11,479,512
#	AmerUs Group Co.	262,800	15,279,192
	Bear Stearns Companies, Inc.	373,770	49,991,738
#	Capital One Financial Corp.	83,030	6,872,393
	Chubb Corp.	906,400	45,800,392
	Cincinnati Financial Corp.	1,153,289	52,866,768

2

	CIT Group, Inc.	877,400	45,098,360
# *	CNA Financial Corp.	1,739,640	56,677,471
	Commerce Group, Inc.	95,800	5,436,650
	Countrywide Financial Corp.	3,281,523	125,616,700
	Fidelity National Financial, Inc.	621,000	25,765,290
#	Fidelity National Title Group, Inc.	108,675	2,373,462
	First American Corp.	529,700	22,231,509
	First Citizens BancShares, Inc.	10,300	1,944,743
	Hanover Insurance Group, Inc.	343,100	16,245,785
	Hartford Financial Services Group, Inc.	1,173,900	103,232,766
	Independence Community Bank Corp.	350,500	14,713,990
#	Janus Capital Group, Inc.	1,449,700	26,109,097
	JPMorgan Chase & Co.	2,244,400	95,701,216
	KeyCorp	941,600	33,633,952
# *	LaBranche & Co., Inc.	19,700	254,918
	Lehman Brothers Holdings, Inc.	455,600	30,347,516
	Lincoln National Corp.	1,092,426	61,372,493
	Loews Corp.	3,326,202	113,024,344
#	MBIA, Inc.	926,650	52,939,515
#	MetLife, Inc.	5,201,998	267,746,837
#	MGIC Investment Corp.	595,147	39,202,333
	Nationwide Financial Services, Inc.	365,100	15,808,830
#	New York Community Bancorp, Inc.	1,766,500	29,429,890
	North Fork Bancorporation, Inc.	2,564,611	75,579,086
#	Odyssey Re Holdings Corp.	50,500	1,236,240
#	Ohio Casualty Corp.	309,000	9,229,830
	Old Republic International Corp.	1,517,282	32,424,316
#	PMI Group, Inc.	587,300	26,722,150
	Principal Financial Group, Inc.	1,210,200	66,137,430
	Protective Life Corp.	487,000	21,583,840
	Prudential Financial, Inc.	1,887,800	143,755,970
	Radian Group, Inc.	543,500	33,218,720
	Reinsurance Group of America, Inc.	401,300	19,041,685
	SAFECO Corp.	538,400	29,811,208
	South Financial Group, Inc.	502,033	13,931,416
#	Sovereign Bancorp, Inc.	1,332,320	29,710,736
	StanCorp Financial Group, Inc.	226,000	11,033,320
	The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524
#	Torchmark Corp.	127,200	7,489,536
	Transatlantic Holdings, Inc.	23,493	1,350,848
	Unitrin, Inc.	475,399	21,302,629
	UnumProvident Corp.	1,970,989	35,398,962
#	Washington Mutual, Inc.	289,481	13,290,073
	Webster Financial Corp.	99,200	4,810,208
	Wesco Financial Corp.	15,040	5,994,944
Total Financials			2,373,891,917

Health Care — (2.0%)
	AmerisourceBergen Corp.	617,800	26,929,902
*	Humana, Inc.	38,800	1,964,444
*	Invitrogen Corp.	124,900	7,961,126
*	Medco Health Solutions, Inc.	690,100	37,196,390

3

# *	Millennium Pharmaceuticals, Inc.	2,070,000	17,719,200
# *	Tenet Healthcare Corp.	1,547,300	12,254,616
# *	Thermo Electron Corp.	239,900	8,813,926
*	Triad Hospitals, Inc.	620,300	24,985,684
	UnitedHealth Group, Inc.	267,740	11,769,850
*	Watson Pharmaceuticals, Inc.	439,900	11,142,667
Total Health Care			160,737,805

Industrials — (11.8%)
# *	AGCO Corp.	470,224	11,501,679
#	Alexander & Baldwin, Inc.	109,305	4,946,051
# *	Allied Waste Industries, Inc.	2,219,398	26,477,418
	Burlington Northern Santa Fe Corp.	1,283,000	99,317,030
	Cendant Corp.	1,823,400	29,484,378
#	CSX Corp.	1,506,785	100,834,052
#	Curtiss-Wright Corp.	54,260	1,833,988
#	GATX Corp.	367,100	15,935,811
	IKON Office Solutions, Inc.	329,600	4,258,432
# *	Kansas City Southern	207,000	5,491,710
#	Laidlaw International, Inc.	584,495	14,729,274
	Norfolk Southern Corp.	2,705,902	142,763,390
	Northrop Grumman Corp.	2,354,784	152,307,429
*	PHH Corp.	15,590	398,480
	Raytheon Co.	1,311,300	60,123,105
#	Ryder System, Inc.	401,100	21,671,433
	Southwest Airlines Co.	3,221,220	51,861,642
	Steelcase, Inc. Class A	49,000	908,460
	Union Pacific Corp.	1,840,000	170,752,000
# *	YRC Worldwide, Inc.	334,000	13,172,960
Total Industrials			928,768,722

Information Technology — (5.5%)
*	3Com Corp.	1,041,900	4,698,969
# *	Advanced Micro Devices, Inc.	162,200	5,010,358
*	Andrew Corp.	1,010,012	10,221,321
# *	Applied Micro Circuits Corp.	213,200	626,808
*	Arrow Electronics, Inc.	411,300	13,367,250
*	Avnet, Inc.	993,500	21,936,480
#	AVX Corp.	514,600	8,424,002
# *	Ciena Corp.	489,600	2,051,424
*	Computer Sciences Corp.	742,100	41,743,125
*	Compuware Corp.	956,430	7,039,325
*	Convergys Corp.	195,700	3,647,848
*	Corning, Inc.	15,700	380,725
	Electronic Data Systems Corp.	2,006,400	49,196,928
*	Fairchild Semiconductor Corp. Class A	43,100	752,957
	Hewlett-Packard Co.	950,800	30,786,904
*	Ingram Micro, Inc.	1,109,800	19,155,148
*	Integrated Device Technology, Inc.	1,371,800	19,671,612
	Intersil Corp.	670,400	17,973,424
# *	JDS Uniphase Corp.	1,095,700	3,319,971
*	Lucent Technologies, Inc.	1,193,800	3,044,190

4

# *	Micron Technology, Inc.	3,962,557	65,619,944
	Sabre Holdings Corp.	36,600	783,240
*	Sanmina-SCI Corp.	2,584,400	12,146,680
*	Solectron Corp.	4,563,063	16,244,504
*	Sun Microsystems, Inc.	2,143,700	9,989,642
*	Tech Data Corp.	378,600	13,743,180
# *	Tellabs, Inc.	1,640,656	23,461,381
*	Unisys Corp.	572,000	3,763,760
*	VeriSign, Inc.	166,300	3,733,435
*	Vishay Intertechnology, Inc.	1,187,316	19,293,885
*	Xerox Corp.	75,000	1,029,750
Total Information Technology			432,858,170

Materials — (4.3%)
	Ashland, Inc.	508,711	31,794,438
#	Bowater, Inc.	211,700	4,898,738
#	Cytec Industries, Inc.	133,300	7,675,414
#	International Paper Co.	1,215,775	41,312,035
	Louisiana-Pacific Corp.	696,900	16,906,794
	Lubrizol Corp.	182,000	7,356,440
	Lyondell Chemical Co.	308,300	7,460,860
	MeadWestavco Corp.	1,248,931	34,220,709
*	Owens-Illinois, Inc.	212,900	3,619,300
	Phelps Dodge Corp.	574,170	49,200,627
# *	Smurfit-Stone Container Corp.	1,740,228	20,830,529
	Temple-Inland, Inc.	29,000	1,247,290
	Tronox, Inc. Class B	92,517	1,196,245
	Valhi, Inc.	158,500	3,960,915
	Weyerhaeuser Co.	1,658,400	106,071,264
	Worthington Industries, Inc.	133,200	2,268,396
Total Materials			340,019,994

Real Estate Investment Trusts — (0.1%)
	Host Marriott Corp.	191,190	3,837,183

Telecommunication Services — (5.5%)
# *	American Tower Corp.	42,000	1,300,740
	AT&T, Inc.	8,333,818	217,179,297
*	Embarq Corp.	80,940	3,372,770
# *	Level 3 Communications, Inc.	195,500	971,635
# *	Qwest Communications International, Inc.	2,000,600	14,024,206
	Sprint Nextel Corp.	1,618,800	34,334,748
	Telephone & Data Systems, Inc.	317,100	12,360,558
	Telephone & Data Systems, Inc. Special Shares	179,500	6,865,875
*	United States Cellular Corp.	272,525	16,351,500
	Verizon Communications, Inc.	4,153,400	129,627,614
Total Telecommunication Services			436,388,943

Utilities — (0.1%)
	Alliant Energy Corp.	212,900	7,323,760

TOTAL COMMON STOCKS			6,986,994,816

5

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891

TOTAL INVESTMENTS - (100.0%)
(Cost $6,527,399,842)		$7,871,737,707

See accompanying Notes to Financial Statements.

6

THE U.S. SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†

COMMON STOCKS — (92.9%)
Consumer Discretionary — (18.7%)
*	4Kids Entertainment, Inc.	340,041	$5,648,081
*	99 Cents Only Stores	626,500	7,004,270
*	A.C. Moore Arts & Crafts, Inc.	88,225	1,544,820
*	Acme Communications, Inc.	470,411	2,333,239
*	ACT Teleconferencing, Inc.	4,361	502
*	Advanced Marketing Services, Inc.	214,900	848,855
*	Alderwoods Group, Inc.	1,004,406	19,425,212
*	All American Semiconductor, Inc.	69,473	260,524
*	Alloy, Inc.	395,295	4,731,681
	American Axle & Manufacturing Holdings, Inc.	1,780,700	31,215,671
*	American Biltrite, Inc.	54,800	596,772
#	American Greetings Corp. Class A	1,176,900	26,468,481
*	AMS Health Sciences, Inc.	11,000	6,600
*	Applica, Inc.	800,900	3,283,690
*	Arlington Hospitality, Inc.	24,100	78
#	ArvinMeritor, Inc.	1,281,400	21,489,078
*	Asbury Automotive Group, Inc.	10,200	212,772
*	Ashworth, Inc.	436,489	3,937,131
*	Audiovox Corp. Class A	667,217	8,140,047
* #	Avatar Holdings, Inc.	81,823	4,610,726
* #	Aztar Corp.	261,400	13,556,204
*	Ballantyne of Omaha, Inc.	40,000	167,600
* #	Bally Total Fitness Holding Corp.	1,327,900	10,490,410
	Bandag, Inc.	301,219	11,229,444
	Bandag, Inc. Class A	110,900	3,548,800
*	Barry (R.G.) Corp.	146,164	979,299
	Bassett Furniture Industries, Inc.	387,775	6,588,297
* #	Big Lots, Inc.	2,589,610	42,003,474
*	Birks & Mayors, Inc.	25,319	155,079
	Blair Corp.	88,811	3,165,224
#	Blockbuster, Inc. Class A	237,100	1,102,515
*	Bluegreen Corp.	1,017,898	12,255,492
	Bob Evans Farms, Inc.	1,221,132	34,057,371
*	Bombay Co., Inc.	1,202,540	2,765,842
	Bon-Ton Stores, Inc.	452,765	11,962,051
	Books-A-Million, Inc.	382,003	5,691,845
	Borders Group, Inc.	187,257	3,887,455
	Bowl America, Inc. Class A	32,422	468,498
*	Boyds Collection, Ltd.	5,017	2,559
	Brown Shoe Company, Inc.	252,400	8,879,432
*	Buca, Inc.	609,460	3,199,665
*	Cabela’s, Inc.	2,700	48,141
*	CabelTel International Corp.	1,070	2,996

1

*	California Coastal Communities, Inc.	240,078	8,469,952
	Callaway Golf Co.	851,900	11,355,827
*	Capital Pacific Holdings, Inc.	198,300	2,032,575
#	Carmike Cinemas, Inc.	12,438	262,815
*	Carriage Services, Inc.	535,300	2,542,675
*	Catalina Lighting, Inc.	21,640	189,350
*	Cavalier Homes, Inc.	359,640	2,247,750
*	Championship Auto Racing Teams, Inc.	4,800	0
*	Champps Entertainment, Inc.	412,729	3,144,995
*	Charming Shoppes, Inc.	3,302,940	36,794,752
* #	Charter Communications, Inc.	114,800	120,540
*	Chromcraft Revington, Inc.	11,710	149,302
	Churchill Downs, Inc.	2,600	108,004
	Citadel Broadcasting Co.	861,124	8,189,289
	Coachmen Industries, Inc.	537,400	5,938,270
	Coast Distribution System, Inc.	111,800	844,090
	Cobra Electronics Corp.	94,270	1,113,329
*	Collectors Universe, Inc.	65,354	963,318
*	Concord Camera Corp.	782,800	540,132
*	Congoleum Corp. Class A	95,600	208,408
#	Cooper Tire & Rubber Co.	1,979,900	22,531,262
*	Cost Plus, Inc.	147,253	2,224,993
*	Cost-U-Less, Inc.	30,541	239,747
	CSS Industries, Inc.	261,450	7,935,007
*	Culp, Inc.	360,918	1,681,878
* #	Cumulus Media, Inc. Class A	1,685,642	19,519,734
	Cutter & Buck, Inc.	334,442	3,966,482
*	Cybex International, Inc.	109,600	663,080
#	Decorator Industries, Inc.	23,332	201,705
*	dELiA*s, Inc.	373,740	3,718,713
	Delta Apparel, Inc.	225,053	3,918,173
*	Delta Woodside Industries, Inc.	119,200	29,800
*	Diedrich Coffee, Inc.	13	51
*	Dixie Group, Inc.	360,899	4,944,316
* #	Dominion Homes, Inc.	222,966	2,318,846
*	Dorman Products, Inc.	247,162	2,503,751
	Dover Motorsports, Inc.	515,100	3,121,506
*	drugstore.com, Inc.	208,094	597,230
*	Duckwall-ALCO Stores, Inc.	113,400	3,386,124
*	Dura Automotive Systems, Inc.	616,374	1,423,824
*	ELXSI Corp.	27,500	75,625
*	EMAK Worldwide, Inc.	50	315
*	Emerson Radio Corp.	55,012	186,491
*	Emmis Communications Corp. Class A	107,772	1,730,818
*	Enesco Group, Inc.	456,300	433,485
#	Entercom Communications Corp.	471,103	12,559,606
*	Entravision Communications Corp.	2,213,898	17,401,238
*	Fab Industries, Inc.	82,381	0
*	Fairchild Corp. Class A	686,629	1,441,921
*	Featherlite, Inc.	39,150	185,176
	Fedders Corp.	46,966	127,278
	Federal Screw Works	3,125	49,687
* #	Federal-Mogul Corp.	823,500	411,750
*	Finlay Enterprises, Inc.	216,900	2,145,141
	Flexsteel Industries, Inc.	97,815	1,291,158

2

*	Footstar, Inc.	501,800	2,659,540
*	Franklin Covey Co.	330,645	2,648,466
*	Franklin Electronic Publishers, Inc.	116,600	326,480
	Fred’s, Inc.	864,489	12,586,960
*	Friedman’s, Inc. Class A	581,500	0
	Frisch’s Restaurants, Inc.	2,020	50,237
#	Furniture Brands International, Inc.	1,913,836	41,185,751
*	GameTech International, Inc.	174,584	1,382,705
* #	Gander Mountain Co.	13,775	83,476
*	Gaylord Entertainment Co.	1,185,385	51,943,571
*	G-III Apparel Group, Ltd.	275,750	2,445,902
*	Gottschalks, Inc.	232,275	1,834,972
	Gray Television, Inc.	1,489,550	9,860,821
	Gray Television, Inc. Class A	40,050	268,335
*	Great Wolf Resorts, Inc.	141,400	1,671,348
	Group 1 Automotive, Inc.	827,800	50,305,406
*	Ha-Lo Industries, Inc.	223,600	0
*	Hampshire Group, Ltd.	38,100	706,755
	Hancock Fabrics, Inc.	518,800	1,712,040
	Handleman Co.	723,777	6,166,580
*	Harolds Stores, Inc.	2,000	1,440
*	Harris Interactive, Inc.	1,078,607	5,371,463
*	Hartmarx Corp.	998,300	7,457,301
*	Hastings Entertainment, Inc.	339,610	2,567,452
*	Hastings Manufacturing Co.	800	52
	Haverty Furniture Co., Inc.	484,000	6,785,680
*	Hayes Lemmerz International, Inc.	159,175	407,488
*	Hollywood Media Corp.	278,700	1,187,262
	ILX Resorts, Inc.	82,080	776,477
*	Image Entertainment, Inc.	48,350	176,961
*	IMPCO Technologies, Inc.	304,242	3,252,347
*	Interface, Inc. Class A	931,412	10,692,610
*	Interstate Hotels & Resorts, Inc.	781,225	5,077,962
	J. Alexander’s Corp.	122,100	1,032,966
*	Jaclyn, Inc.	27,400	210,980
* #	Jakks Pacific, Inc.	895,220	17,447,838
*	Jameson Inns, Inc.	41,675	120,857
* #	Jo-Ann Stores, Inc.	620,300	10,296,980
*	Johnson Outdoors, Inc.	120,000	2,110,800
*	K2, Inc.	1,649,110	18,189,683
	Kellwood Co.	974,517	30,395,185
	Kimball International, Inc. Class B	762,052	11,430,780
	Knape & Vogt Manufacturing Co.	36,934	693,990
*	LaCrosse Footwear, Inc.	30,550	371,182
*	Lakeland Industries, Inc.	37,161	639,169
*	Lakes Entertainment, Inc.	148,494	1,462,666
	Landry’s Restaurants, Inc.	914,335	27,987,794
*	Lazare Kaplan International, Inc.	128,400	1,088,832
#	La-Z-Boy, Inc.	1,895,397	28,355,139
*	Lenox Group, Inc.	428,700	4,355,592
	Levitt Corp. Class A	340,400	5,419,168
	Libbey, Inc.	108,619	1,234,998
*	Lin TV Corp.	831,050	7,313,240
	Lithia Motors, Inc. Class A	523,675	16,757,600
*	Lodgenet Entertainment Corp.	26,000	491,660

3

*	Lodgian, Inc.	589,147	6,781,082
	Lone Star Steakhouse & Saloon, Inc.	670,176	17,444,681
*	Luby’s, Inc.	52,700	550,188
	M/I Homes, Inc.	466,751	16,803,036
*	Mace Security International, Inc.	5,400	14,040
*	Magna Entertainment Corp.	155,700	895,275
*	Main Street Restaurant Group, Inc.	283,060	1,766,294
*	MarineMax, Inc.	24,100	693,357
*	Marisa Christina, Inc.	63,600	39,114
	McRae Industries, Inc. Class A	30,653	344,080
*	Meade Instruments Corp.	663,220	1,823,855
	Media General, Inc. Class A	111,200	4,184,456
*	Merisel, Inc.	3,600	24,012
*	Mestek, Inc.	28,800	416,160
	Modine Manufacturing Co.	628,127	14,760,984
	Monaco Coach Corp.	884,700	11,536,488
*	Mothers Work, Inc.	84,861	2,255,605
	Movado Group, Inc.	589,800	11,023,362
#	Movie Gallery, Inc.	63,013	314,435
* #	Multimedia Games, Inc.	490,806	5,501,935
*	Nathan’s Famous, Inc.	85,472	1,160,881
	National Presto Industries, Inc.	142,820	7,755,126
*	National RV Holdings, Inc.	283,350	1,615,095
*	Nature Vision, Inc.	2,100	18,753
*	Navigant International, Inc.	507,801	8,246,688
*	Nitches, Inc.	12,141	55,484
	Nobel Learning Communities, Inc.	81,263	826,038
*	Odd Job Stores, Inc.	175,300	33,307
*	Ohio Art Co.	3,500	21,000
* #	Oneida, Ltd.	177,100	38,962
	Orleans Homebuilders, Inc.	34,000	671,840
*	O’Charleys, Inc.	748,117	12,456,148
* #	Palm Harbor Homes, Inc.	176,091	3,402,078
*	Paxson Communications Corp.	455,700	382,788
* #	Payless ShoeSource, Inc.	1,590,400	42,431,872
*	PC Mall, Inc.	212,779	1,349,019
*	Perry Ellis International, Inc.	334,544	8,082,583
	Phillips-Van Heusen Corp.	97,117	3,442,798
*	Phoenix Footwear Group, Inc.	185,224	903,893
#	Pier 1 Imports, Inc.	254,000	2,156,460
*	Point.360	10,500	23,940
*	Pomeroy IT Solutions, Inc.	408,204	2,992,135
*	Proliance International, Inc.	344,742	1,603,050
*	QEP Co., Inc.	31,332	327,106
* #	Quaker Fabric Corp.	552,928	884,685
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	538,213	2,152,852
*	Radio One, Inc. Class D	544,127	3,988,451
*	RC2 Corp.	74,801	2,659,176
*	RCN Corp.	919,444	24,153,794
* #	Reading International, Inc. Class A	210,599	1,699,534
*	Reading International, Inc. Class B	14,460	111,342
*	Red Lion Hotels Corp.	413,200	4,743,536
*	Regent Communications, Inc.	1,377,651	5,744,805
*	Rent-Way, Inc.	703,100	5,069,351
* #	Retail Ventures, Inc.	191,809	2,925,087

4

*	Rex Stores Corp.	345,550	5,100,318
*	Riviera Holdings Corp.	16,500	347,325
*	Rockford Corp.	252,100	932,770
*	Rocky Brands, Inc.	49,417	1,176,125
	Russ Berrie & Co., Inc.	316,738	4,117,594
	Russell Corp.	1,134,900	20,711,925
*	Ryan’s Restaurant Group, Inc.	1,190,334	14,724,432
	S&K Famous Brands, Inc.	77,400	1,176,480
*	Safety Components International, Inc.	1,155	15,939
* #	Salton, Inc.	402,500	1,106,875
*	Schieb (Earl), Inc.	74,400	297,600
*	Scholastic Corp.	191,030	5,027,910
	Service Corp. International	293,908	2,348,325
* #	Sharper Image Corp.	403,441	5,470,660
*	Shiloh Industries, Inc.	380,946	7,477,970
*	Shoe Carnival, Inc.	439,414	10,233,952
* #	Six Flags, Inc.	3,312,300	27,823,320
	Skyline Corp.	151,000	5,583,980
*	Smith & Wollensky Restaurant Group, Inc.	157,900	795,816
#	Sonic Automotive, Inc.	1,228,493	29,397,837
* #	Source Interlink Companies, Inc.	1,022,887	11,599,539
*	Southern Energy Homes, Inc.	178,100	1,255,605
*	Spanish Broadcasting System, Inc.	198,346	1,082,969
*	SPAR Group, Inc.	4,600	4,922
*	Sport Chalet, Inc. Class A	79,800	662,340
*	Sport Chalet, Inc. Class B	11,375	87,587
*	Sport Supply Group, Inc.	103,800	555,330
	Sport-Haley, Inc.	61,800	315,798
	Stage Stores, Inc.	804,738	26,194,222
	Standard Motor Products, Inc.	673,350	5,326,198
	Star Buffet, Inc.	7,100	53,534
*	Steinway Musical Instruments, Inc.	257,800	6,973,490
	Stewart Enterprises, Inc.	3,455,054	19,659,257
*	Stoneridge, Inc.	657,700	5,116,906
	Stride Rite Corp.	1,127,600	14,196,484
*	Sunterra Corp.	445,309	4,604,495
#	Superior Industries International, Inc.	957,900	17,615,781
	Superior Uniform Group, Inc.	136,600	1,762,140
*	Syms Corp.	340,300	6,118,594
*	Syntax-Brillian Corp.	177,642	401,471
*	Systemax, Inc.	635,900	4,756,532
*	Tag-It Pacific, Inc.	53,200	31,920
	Tandy Brand Accessories, Inc.	79,231	816,079
*	Tarrant Apparel Group	282,800	503,384
	Technical Olympic USA, Inc.	24,800	447,888
	The Marcus Corp.	685,100	12,064,611
	The Pep Boys - Manny, Moe & Jack	1,959,000	26,544,450
*	The Rowe Companies	9,300	17,112
*	The Sands Regent	15,292	223,263
*	The Sports Club Co., Inc.	114,000	131,100
*	The Steak n Shake Co.	9,800	160,524
	Traffix, Inc.	294,284	1,671,533
*	Trans World Entertainment Corp.	1,051,874	6,300,725
*	Triple Crown Media, Inc.	153,103	1,226,355
*	Trump Entertainment Resorts, Inc.	29,661	642,457

5

*	Tweeter Home Entertainment Group, Inc.	724,272	5,019,205
*	Unapix Entertainment, Inc.	1,700	0
*	Unifi, Inc.	1,660,466	5,728,608
	Unifirst Corp.	257,100	8,240,055
	United Auto Group, Inc.	1,451,600	61,170,424
*	United Retail Group, Inc.	19,015	270,013
*	Vail Resorts, Inc.	17,496	628,981
*	Virco Manufacturing Corp.	58,286	262,287
	Visteon Corp.	3,341,165	24,791,444
*	Warnaco Group, Inc.	1,394,074	25,079,391
* #	WCI Communities, Inc.	1,230,000	26,063,700
	Wellco Enterprises, Inc.	1,300	16,900
* #	Wells-Gardner Electronics Corp.	87,313	212,171
* #	West Marine, Inc.	300,684	4,317,822
*	Western Metals Corp.	100,400	40,160
*	Wilsons The Leather Experts, Inc.	470,201	1,716,234
*	Zapata Corp.	249,080	1,793,376
Total Consumer Discretionary			1,684,792,761

Consumer Staples — (3.7%)
	Alliance One International, Inc.	2,849,007	12,307,710
#	American Italian Pasta Co.	588,900	4,316,637
	Cal-Maine Foods, Inc.	489,579	3,427,053
* #	Carrington Laboratories, Inc.	113,500	482,375
	Casey’s General Stores, Inc.	465,552	10,423,709
	Chiquita Brands International, Inc.	1,362,073	19,491,265
	Corn Products International, Inc.	574,800	15,335,664
	Farmer Brothers Co.	3,300	66,891
*	Foodarama Supermarkets, Inc.	14,520	762,300
	Golden Enterprises, Inc.	17,000	48,110
#	Great Atlantic & Pacific Tea Co., Inc.	1,275,400	32,140,080
*	Griffin Land & Nurseries, Inc. Class A	26,445	837,381
*	Hain Celestial Group, Inc.	1,363,050	34,989,493
*	Hines Horticulture, Inc.	3,500	12,705
	Imperial Sugar Co. (New)	239,752	5,576,632
	Ingles Market, Inc. Class A	375,022	6,476,630
*	Katy Industries, Inc.	131,100	403,788
	Longs Drug Stores Corp.	1,027,500	47,306,100
	Marsh Supermarkets, Inc. Class A	36,400	458,968
	Marsh Supermarkets, Inc. Class B	58,500	736,515
*	Monterey Pasta Co.	461,835	3,080,439
#	Nash Finch Co.	368,743	8,565,900
*	Natrol, Inc.	122,500	270,725
*	Natural Alternatives International, Inc.	108,000	1,096,200
	Oil-Dri Corp. of America	46,600	836,470
*	Omega Protein Corp.	693,800	4,246,056
*	Pathmark Stores, Inc.	467,190	4,368,226
* #	Performance Food Group Co.	1,179,735	38,447,564
*	PriceSmart, Inc.	563,725	7,012,683
*	Pyramid Breweries, Inc.	154,289	404,237
* #	Redhook Ale Brewery, Inc.	159,999	620,796
	Ruddick Corp.	63,200	1,481,408
*	San Filippo (John B.) & Son, Inc.	177,710	2,454,175
*	Scheid Vineyards, Inc.	6,720	215,040
*	Schiff Nutrition International, Inc.	152,450	1,035,135

6

	Scope Industries	8,100	565,380
	Seaboard Corp.	16,756	21,983,872
*	Seneca Foods Corp. Class B	10,400	249,392
*	Smart & Final Food, Inc.	430,355	7,380,588
	Spartan Stores, Inc.	19,195	254,334
	Stephan Co.	50,700	173,394
	Tasty Baking Co.	237,500	2,151,750
	The Topps Co., Inc.	240,353	1,963,684
	Universal Corp.	797,011	29,377,825
	Weis Markets, Inc.	50,900	2,038,036
* #	Winn-Dixie Stores, Inc.	1,506,200	587,418
Total Consumer Staples			336,460,733

Energy — (5.6%)
	Adams Resources & Energy, Inc.	1,786	56,152
* #	BPZ Energy, Inc.	4,188	11,726
*	Bristow Group, Inc.	808,100	29,099,681
*	Callon Petroleum Co.	647,700	11,567,922
#	Cimarex Energy Co.	292,885	11,879,416
*	Delta Petroleum Corp.	254,229	4,372,743
*	Edge Petroleum Corp.	63,640	1,317,984
*	Giant Industries, Inc.	312,500	19,750,000
*	Gulfmark Offshore, Inc.	426,461	10,729,759
* #	Hanover Compressor Co.	3,500,624	62,906,213
*	Harvest Natural Resources, Inc.	479,900	6,627,419
* #	Horizon Offshore, Inc.	26,178	620,419
* #	Houston Exploration Co.	325,042	17,321,488
*	Infinity, Inc.	6,828	46,430
* #	Input/Output, Inc.	659,500	6,370,770
	Maritrans, Inc.	96,226	2,481,669
*	Meridian Resource Corp.	2,390,747	7,698,205
*	Parker Drilling Co.	1,877,999	13,859,633
* #	Petrohawk Energy Corp.	1,457,292	17,094,035
*	SEACOR Holdings, Inc.	765,133	62,358,339
*	Stone Energy Corp.	1,011,411	50,418,838
*	Swift Energy Corp.	577,905	23,208,665
*	T-3 Energy Services, Inc.	880	21,155
*	Torch Offshore, Inc.	4	0
*	TransMontaigne, Inc.	1,397,224	16,068,076
*	Trico Marine Services, Inc.	11,145	359,983
*	U.S. Energy Corp. Wyoming	25,300	116,380
*	Universal Compression Holdings, Inc.	1,121,884	65,203,898
	USEC, Inc.	3,116,702	37,587,426
*	Veritas DGC, Inc.	359,800	16,993,354
*	Whiting Petroleum Corp.	110,235	4,172,395
Total Energy			500,320,173

Financials — (15.4%)
	1st Source Corp.	513,010	14,636,175
	21st Century Insurance Group	332,529	5,027,838
*	ACE Cash Express, Inc.	304,935	8,114,320
	Advanta Corp. Class A	277,153	9,273,539
	Advanta Corp. Class B Non-Voting	449,919	16,467,035
*	Aether Holdings, Inc.	1,448,132	5,807,009
	Alfa Corp.	222,061	3,448,607

7

#	Alliance Financial Corp.	2,000	57,960
	Ameriana Bancorp	27,895	379,651
* #	American Business Financial Services, Inc.	6,479	65
	American Equity Investment Life Holding Co.	98,851	1,290,006
*	American Independence Corp.	1,981	21,672
*	American Physicians Capital, Inc.	296,708	13,713,844
	American Physicians Services Group, Inc.	35,800	512,012
	Ameris Bancorp	20,886	444,872
*	AmeriServe Financial, Inc.	442,431	2,212,155
*	Argonaut Group, Inc.	1,125,690	34,626,224
	ASB Financial Corp.	10,400	214,500
*	Atlantic American Corp.	43,738	126,403
	Baldwin & Lyons, Inc. Class B	313,025	7,356,087
*	Bancinsurance Corp.	76,470	458,820
	Bancorp Rhode Island, Inc.	2,792	105,007
	BankUnited Financial Corp. Class A	361,238	11,205,603
	Banner Corp.	356,280	13,146,732
	Bar Harbor Bankshares	400	11,636
	Berkshire Bancorp, Inc.	100	1,695
	Berkshire Hills Bancorp, Inc.	33,592	1,155,565
	Beverly Hills Bancorp, Inc.	482,462	4,530,318
*	BFC Financial Corp.	25,546	165,794
*	BNCCORP, Inc.	3,500	43,750
#	Brookline Bancorp, Inc.	1,597,267	22,872,863
*	Brunswick Bancorp	1,000	12,270
	California First National Bancorp	90,300	1,327,410
	Camco Financial Corp.	24,344	342,764
	Capital Southwest Corp.	20,160	1,995,638
	Carrollton Bancorp	600	10,890
	Center Bancorp, Inc.	48,684	641,655
	Central Bancorp, Inc.	1,701	56,133
*	Centrue Financial Corp.	332	8,036
*	Ceres Group, Inc.	820,733	4,916,191
	CFS Bancorp, Inc.	371,985	5,497,938
	Chemical Financial Corp.	403,547	11,787,608
	Citizens First Bancorp, Inc.	167,044	4,593,710
	Citizens South Banking Corp.	4,254	52,792
* #	Citizens, Inc.	234,271	1,236,951
	Clark, Inc.	634,328	8,373,130
*	CNA Surety Corp.	727,595	12,492,806
	Commercial National Financial Corp.	200	3,910
#	Community Bank System, Inc.	923,800	17,912,482
	Community Banks, Inc.	34,820	896,615
	Community Capital Corp.	1,162	24,878
	Community Central Bank Corp.	5	58
	Community West Bancshares	6,300	98,343
*	CompuCredit Corp.	433,103	16,570,521
*	Consumer Portfolio Services, Inc.	26,691	199,916
	Cooperative Bankshares, Inc.	28,100	702,500
*	Cowlitz Bancorporation	700	10,360
	Delphi Financial Group, Inc. Class A	935,063	49,436,781
	Delta Financial Corp.	31,400	295,160
	Dime Community Bancshares	24,303	343,644
	Donegal Group, Inc. Class A	488,502	8,631,830
	Donegal Group, Inc. Class B	62,085	1,046,132

8

	EMC Insurance Group, Inc.	423,379	13,497,323
*	Epoch Holding Corp.	107,000	535,000
	ESB Financial Corp.	3,200	38,464
	Exchange National Bancshares, Inc.	2,800	79,996
	FBL Financial Group, Inc. Class A	828,727	29,651,852
	Federal Agriculture Mortgage Corporation	75,100	1,881,255
	Fidelity Southern Corp.	28,624	501,779
	Financial Institutions, Inc.	20,042	379,595
*	Firebrand Financial Group, Inc.	86,400	6,264
	First Bancorp of Indiana, Inc.	1,200	23,706
	First Bancshares, Inc.	2,082	34,873
*	First Bank of Delaware	70,403	164,039
	First Citizens BancShares, Inc.	8,678	1,638,493
	First Commonwealth Financial Corp.	17,900	234,490
	First Community Bancshares, Inc.	8,594	274,149
	First Defiance Financial Corp.	140,390	3,801,761
	First Federal Bancshares of Arkansas, Inc.	114,300	2,721,483
	First Federal Bankshares, Inc.	1,300	28,860
	First Federal of Northern Michigan Bancorp, Inc.	5,400	53,190
	First Financial Corp.	111,921	3,423,663
	First Franklin Corp.	1,280	20,314
*	First Investors Financial Services Group, Inc.	119,100	923,025
	First Keystone Financial, Inc.	37,100	726,047
	First M&F Corp.	10,938	215,308
*	First Mariner Bancorp, Inc.	27,177	523,157
	First Merchants Corp.	507,716	12,037,946
	First Niagara Financial Group, Inc.	281,989	3,973,225
	First Place Financial Corp.	474,473	10,841,708
	First United Corp.	9,300	198,834
	First West Virginia Bancorp, Inc.	101	1,924
	Firstbank Corp.	37,498	883,078
*	FirstCity Financial Corp.	59,092	671,876
* #	FirstFed Financial Corp.	424,900	24,576,216
	Flag Financial Corp.	10,600	223,448
	Flagstar Bancorp, Inc.	479,900	7,745,586
	FNB Corp. VA	9,733	329,949
	FNB Financial Services Corp.	21,718	324,684
#	FNB United Corp.	9,332	173,855
*	FPIC Insurance Group, Inc.	349,473	13,129,701
*	Franklin Bank Corp.	327,638	6,519,996
	GB&T Bancshares, Inc.	219,928	4,743,847
	Great American Financial Resources, Inc.	268,000	5,242,080
*	Great Lakes Bancorp, Inc.	218,776	3,861,396
	Greene County Bancshares, Inc.	2,100	63,147
	Guaranty Federal Bancshares, Inc.	15,000	430,500
	Habersham Bancorp	1,600	38,080
	Harleysville Group, Inc.	963,685	26,684,438
#	Harleysville Savings Financial Corp.	4,836	84,727
	Harrington West Financial Group, Inc.	2,650	42,797
	HF Financial Corp.	70,806	1,240,875
	HMN Financial, Inc.	85,029	2,869,729
	Home Federal Bancorp	900	24,984
	HopFed Bancorp, Inc.	1,300	21,450
	Horace Mann Educators Corp.	1,718,508	28,785,009
	Independence Holding Co.	112,901	2,489,467

9

	Infinity Property & Casualty Corp.	727,612	31,010,823
	Integra Bank Corp.	51,363	1,159,263
	Investors Title Co.	21,902	974,420
	Irwin Financial Corp.	896,842	18,474,945
	ITLA Capital Corp.	151,188	7,536,722
	Jefferson Bancshares, Inc.	4,510	58,720
*	KMG America Corp.	174,800	1,491,044
	KNBT Bancorp, Inc.	489,724	7,982,501
*	Knight Capital Group, Inc.	1,799,439	27,747,349
* #	LaBranche & Co., Inc.	1,331,740	17,232,716
	Lakeland Bancorp, Inc.	6,300	88,011
#	LandAmerica Financial Group, Inc.	632,212	42,307,627
	Leesport Financial Corp.	3,798	86,957
	Lincoln Bancorp	1,500	27,375
	LNB Bancorp, Inc.	1,700	31,263
	LSB Bancshares, Inc.	10,642	191,496
	LSB Corp.	4,312	72,010
	LSB Financial Corp.	1,100	30,376
	MAF Bancorp, Inc.	911,880	39,475,285
	MainSource Financial Group, Inc.	6,097	103,649
	MASSBANK Corp.	73,958	2,432,479
	MCG Capital Corp.	1,112,834	17,504,879
*	Meadowbrook Insurance Group, Inc.	851,564	6,454,855
	Medallion Financial Corp.	558,199	7,273,333
*	Mercer Insurance Group, Inc.	2,272	42,464
	Merchants Group, Inc.	24,500	722,750
	Meta Financial Group, Inc.	32,500	731,250
	MFB Corp.	18,100	530,873
	MicroFinancial, Inc.	149,800	521,304
	Midland Co.	80,759	3,206,132
	MidWestOne Financial Group, Inc.	4,251	81,832
	MutualFirst Financial, Inc.	1,300	26,286
	National Security Group, Inc.	300	4,950
	National Western Life Insurance Co. Class A	23,900	5,400,922
*	Navigators Group, Inc.	403,916	16,649,418
	NBC Capital Corp.	5,532	111,193
	NetBank, Inc.	297,582	1,877,742
	New Hampshire Thrift Bancshares, Inc.	1,250	20,000
	NewAlliance Bancshares, Inc.	21,100	296,877
*	Newtek Business Services, Inc.	134,657	251,809
	North Central Bancshares, Inc.	39,300	1,550,581
	Northeast Bancorp	21,300	449,430
	Northrim BanCorp, Inc.	7,215	181,400
	Northway Financial, Inc.	1,200	44,880
	NYMAGIC, Inc.	155,616	4,940,808
*	Ocwen Financial Corp.	1,623,030	18,405,160
	Ohio Casualty Corp.	1,901,751	56,805,302
#	Omega Financial Corp.	238,344	7,624,625
*	Pacific Premier Bancorp, Inc.	52,740	606,510
	Pamrapo Bancorp, Inc.	300	6,000
	Parkvale Financial Corp.	41,941	1,203,707
	Partners Trust Financial Group, Inc.	1,326,206	15,132,010
	PAULA Financial	89,200	223,000
*	Penn Treaty American Corp.	538,300	4,370,996
	Peoples Bancorp, Inc. IN	3,701	75,445

10

	Peoples Bancorp, Inc. OH	180,635	5,144,485
	Peoples Community Bancorp	2,050	40,795
*	Pico Holdings, Inc.	370,877	12,609,818
	Pinnacle Bancshares, Inc.	12,700	178,625
* #	Piper Jaffray Companies, Inc.	565,361	35,781,698
*	PMA Capital Corp. Class A	1,052,417	10,892,516
	Pocahontas Bancorp, Inc.	76,875	974,391
*	Premier Financial Bancorp, Inc.	3,104	47,367
	Presidential Life Corp.	966,437	24,170,589
	ProCentury Corp.	3,600	46,116
	Provident Financial Holdings, Inc.	183,305	5,108,710
	Provident Financial Services, Inc.	1,843,960	33,855,106
	Provident New York Bancorp	144,942	1,872,651
*	PSB Bancorp, Inc.	43,600	524,944
	Rainier Pacific Financial Group, Inc.	22,229	390,341
	Renasant Corp.	95,593	3,616,283
*	Republic First Bancorp, Inc.	75,254	1,019,692
	Resource America, Inc.	220,195	4,073,607
	Riverview Bancorp, Inc.	112,403	2,740,385
	RLI Corp.	280,379	13,261,927
	Rome Bancorp, Inc.	24,490	315,921
*	RTW, Inc.	163,150	1,812,597
	Rurban Financial Corp.	700	8,225
*	SCPIE Holdings, Inc.	191,200	4,491,288
*	Seabright Insurance Holdings	151,800	2,404,512
	Selective Insurance Group, Inc.	950,202	51,786,009
	Shore Financial Corp.	500	8,488
	Simmons First National Corp. Class A	310,424	8,195,194
	Sound Federal Bancorp, Inc.	81,525	1,685,937
#	South Street Financial Corp.	2,400	22,320
*	Southcoast Financial Corp.	930	20,367
	Southern Community Financial Corp.	40,265	391,778
*	Standard Management Corp.	131,500	53,915
	State Auto Financial Corp.	25,700	835,250
	Sterling Financial Corp.	78,910	2,370,456
	Stewart Information Services Corp.	607,500	23,091,075
*	Sun American Bancorp	300	1,605
*	Sun Bancorp, Inc.	245,371	4,159,038
	Susquehanna Bancshares, Inc.	1,267,061	28,939,673
	Sussex Bancorp	10,309	149,996
	SWS Group, Inc.	263,400	6,118,782
	Synergy Financial Group, Inc.	58,041	851,461
	Texas United Bancshares, Inc.	300	7,200
	TF Financial Corp.	36,700	1,056,593
	The Phoenix Companies, Inc.	3,130,300	44,387,654
	TierOne Corp.	70,139	2,300,559
	Timberland Bancorp, Inc.	121,324	3,736,779
	Tower Financial Corp.	3,182	60,792
* #	Trenwick Group, Ltd.	199,776	150
*	Triad Guaranty, Inc.	385,464	20,865,166
	UMB Financial Corp.	1,358,038	43,755,984
#	Umpqua Holdings Corp.	937,271	24,687,718
*	Unico American Corp.	146,700	1,723,725
	UnionBancorp, Inc.	1,409	28,391
*	United America Indemnity, Ltd.	258,776	5,881,978

11

	United Community Financial Corp.	932,183	10,729,426
	United Fire & Casualty Co.	28,856	904,636
	Vail Banks, Inc.	500	8,025
*	Vesta Insurance Group, Inc.	1,137,100	102,339
	Wainwright Bank & Trust Co.	3,619	40,175
	Wayne Savings Bancshares, Inc.	1,101	16,636
	Wesbanco, Inc.	445,638	13,395,878
	Westbank Corp.	1,709	27,942
	Willow Grove Bancorp, Inc.	352,157	5,898,630
	WVS Financial Corp.	2,200	37,444
	Ziegler Companies, Inc.	8,100	200,475
Total Financials			1,392,341,429

Health Care — (4.1%)
*	Accelrys, Inc.	785,857	5,634,595
*	Albany Molecular Research, Inc.	735,223	7,580,149
*	Allied Healthcare International, Inc.	502,185	1,918,347
*	Allied Healthcare Products, Inc.	131,733	796,985
*	Almost Family, Inc.	3,426	85,239
	Alpharma, Inc. Class A	1,427,100	33,422,682
	American Shared Hospital Services	41,330	264,512
	Analogic Corp.	182,529	10,427,882
*	Andrx Corp.	45,935	1,073,042
*	Angeion Corp.	315	1,581
*	Applera Corp. - Celera Genomics Group	24,200	271,040
*	Aradigm Corp.	580	876
* #	Arena Pharmaceuticals, Inc.	272,335	3,714,649
	Argonaut Technologies, Inc.	5,149	1,648
*	Arqule, Inc.	553,985	2,991,519
	Atrion Corp.	23,000	1,656,000
*	ATS Medical, Inc.	71,560	202,515
*	Avigen, Inc.	660,174	3,703,576
*	Bioanalytical Systems, Inc.	30,500	190,625
*	BioScrip, Inc.	1,158,415	6,429,203
*	Bioveris Corp.	35,600	236,740
*	Bruker BioSciences Corp.	179,893	1,041,580
*	Caliper Life Sciences, Inc.	835,419	4,294,054
	Cambrex Corp.	867,583	17,525,177
*	Capital Senior Living Corp.	782,199	8,604,189
*	Caprius, Inc.	72	73
*	Cardiac Science Corp.	7,364	64,730
*	Cardiotech International, Inc.	40,991	96,739
*	CareCentric, Inc.	29,400	44,100
* #	Clinical Data, Inc.	5,883	108,953
*	Conmed Corp.	607,245	11,804,843
*	Corautus Genetics, Inc.	642	533
*	Criticare Systems, Inc.	86,900	411,906
*	Cross Country Healthcare, Inc.	1,059,532	18,679,549
* #	CuraGen Corp.	1,250,136	4,713,013
* #	Curative Health Services, Inc.	447,518	8,279
*	Curis, Inc.	20	31
*	CytRx Corp.	2,800	3,721
*	Del Global Technologies Corp.	68,417	188,147
*	Discovery Partners International, Inc.	704,696	1,754,693
*	Dyax Corp.	210,082	787,808

12

* #	Emisphere Technologies, Inc.	142,527	1,389,638
*	Encore Medical Corp.	1,490,453	7,422,456
*	Endologix, Inc.	84,700	304,073
*	Enzon Pharmaceuticals, Inc.	53,000	394,850
* #	Epicept Corp.	36,299	97,281
*	Gene Logic, Inc.	1,061,148	2,589,201
*	Genesis HealthCare Corp.	583,325	27,457,108
*	Greatbatch, Inc.	121,200	2,750,028
*	GTC Biotherapeutics, Inc.	373,369	373,369
*	Hanger Orthopedic Group, Inc.	721,400	5,648,562
*	Harvard Bioscience, Inc.	520,349	2,185,466
*	HealthTronics, Inc.	447,956	3,305,915
*	HMS Holdings Corp.	269,150	2,594,606
	Hooper Holmes, Inc.	2,056,600	6,190,366
*	ImmunoGen, Inc.	252,038	919,939
*	Incyte Corp.	320,278	1,335,559
*	Innovative Clinical Solutions, Ltd.	4,226	15
*	Insmed, Inc.	36,825	61,498
*	IntegraMed America, Inc.	125,862	1,529,223
*	Iridex Corp.	18,158	188,843
*	I-Trax, Inc.	300,900	959,871
	Kewaunee Scientific Corp.	33,500	301,165
*	Kindred Healthcare, Inc.	1,130,181	28,661,390
* #	La Jolla Pharmaceutical Co.	3,800	14,288
* #	Lipid Sciences, Inc.	83,402	128,439
*	Maxygen, Inc.	363,623	2,814,442
*	MedCath Corp.	360,164	5,611,355
*	Medical Staffing Network Holdings, Inc.	418,300	1,991,108
*	MEDTOX Scientific, Inc.	296,635	2,996,014
*	MGI Pharma, Inc.	250	4,503
*	Microtek Medical Holdings, Inc.	1,019,985	3,773,945
*	Monogram Biosciences, Inc.	773,115	1,437,994
* #	Nanogen, Inc.	389,956	830,606
*	National Dentex Corp.	4,094	87,775
	National Home Health Care Corp.	52,733	528,912
	National Research Corp.	38,348	834,069
*	Neose Technologies, Inc.	19,526	59,554
*	Neurogen Corp.	134,097	733,511
*	New Brunswick Scientific Co., Inc.	99,271	808,066
* #	North American Scientific, Inc.	135,561	261,633
*	Novoste Corp.	2,900	8,193
	NWH, Inc.	55,200	983,112
* #	OCA, Inc.	1,657,439	174,031
* #	Occulogix, Inc.	57,000	127,110
*	Orthologic Corp.	370,815	574,763
*	Oscient Pharmaceutical Corp.	38,118	48,029
*	Osteotech, Inc.	244,569	1,100,561
*	PDI, Inc.	145,175	1,996,156
*	Pediatric Services of America, Inc.	246,000	3,222,600
*	Pharmacopia Drug Discovery, Inc.	145,725	721,339
*	PRAECIS Pharmaceuticals, Inc.	306,427	1,636,320
*	Radiologix, Inc.	251,892	602,022
*	Res-Care, Inc.	524,177	10,404,913
*	Rita Medical Systems, Inc.	866,647	3,171,928
*	Rural/Metro Corp.	132,500	944,725

13

*	Savient Pharmaceuticals, Inc.	47,150	271,113
*	Sequenom, Inc.	629,951	409,468
*	Serologicals Corp.	251,781	7,848,014
*	Sonic Innovations, Inc.	199,966	973,834
	Span-American Medical System, Inc.	25,200	281,988
*	Spectrum Pharmaceuticals, Inc.	1,300	5,122
*	SRI/Surgical Express, Inc.	88,310	453,913
*	Strategic Diagnostics, Inc.	9,450	29,295
*	SunLink Health Systems, Inc.	64,300	628,854
* #	Sunrise Senior Living, Inc.	1,197,700	40,110,973
*	Synovis Life Technologies, Inc.	263,835	2,572,391
*	Theragenics Corp.	1,054,600	3,575,094
*	Third Wave Technologies, Inc.	4,476	11,638
*	Titan Pharmaceuticals, Inc.	299,798	593,600
* #	Trestle Holdings, Inc.	4,640	1,021
*	Tripos, Inc.	8,500	21,607
*	United American Healthcare Corp.	17,750	70,113
*	Urologix, Inc.	46,100	164,116
*	Viasys Healthcare, Inc.	18,500	466,015
*	Vical, Inc.	461,818	2,978,726
*	Zoll Medical Corp.	288,008	8,530,797
Total Health Care			366,025,653

Industrials — (18.8%)
* #	AAR Corp.	1,013,430	24,403,394
*	Ablest, Inc.	18,260	160,779
	Abrams Industries, Inc.	15,881	67,653
	Aceto Corp.	494,110	3,784,883
*	Active Power, Inc.	976,749	4,307,463
*	AirNet Systems, Inc.	308,100	896,571
	Alamo Group, Inc.	193,507	4,206,842
*	Alaska Air Group, Inc.	1,108,200	42,931,668
*	Allied Defense Group, Inc.	148,500	3,186,810
*	Allied Holdings, Inc.	2,835	2,608
	Ambassadors International, Inc.	173,400	3,854,682
	Ameron International Corp.	290,605	16,645,854
*	Amistar Corp.	41,700	108,420
	Ampco-Pittsburgh Corp.	210,250	6,908,815
	Amrep Corp.	95,131	3,972,671
	Angelica Corp.	203,800	3,914,998
	Applied Industrial Technologies, Inc.	1,046,700	40,350,285
	Arkansas Best Corp.	49,692	2,047,807
* #	Armstrong Holdings, Inc.	116,650	86,321
* #	ATA Holdings Corp.	184,300	0
*	Avalon Holding Corp. Class A	24,712	112,192
*	Axsys Technologies, Inc.	3,093	51,127
*	AZZ, Inc.	140,600	3,184,590
*	Baldwin Technology Co., Inc. Class A	216,500	1,190,750
	Bowne & Co., Inc.	1,174,613	17,031,889
*	Butler International, Inc.	80,000	204,000
	C&D Technologies, Inc.	795,600	5,250,960
*	Cannon Express, Inc.	900	0
* #	Capstone Turbine Corp.	61,250	186,813
*	Catalytica Energy Systems, Inc.	233,600	350,400
*	CBIZ, Inc.	1,628,679	13,436,602

14

	CDI Corp.	29,267	861,913
	Central Parking Corp.	1,260,237	18,033,991
	Champion Industries, Inc.	106,401	927,817
*	Channell Commercial Corp.	16,178	58,241
	Chase Corp.	500	7,175
	Chicago Rivet & Machine Co.	10,700	238,610
	CIRCOR International, Inc.	539,023	15,777,203
*	Comforce Corp.	57,100	169,016
	Comfort Systems USA, Inc.	1,288,300	16,747,900
*	Compudyne Corp.	79,933	556,334
	CompX International, Inc.	36,800	574,080
*	Consolidated Freightways Corp.	14,900	37
*	Consolidated Graphics, Inc.	214,594	10,931,418
* #	Continental Airlines, Inc.	1,997,839	49,546,407
*	Cornell Companies, Inc.	465,548	7,355,658
*	Corrpro Companies, Inc.	87,175	61,894
*	Covenant Transport, Inc. Class A	399,887	5,238,520
*	Cross (A.T.) Co. Class A	230,700	1,061,220
*	Crown Andersen, Inc.	20,800	4,784
	Cubic Corp.	78,600	1,473,750
* #	Distributed Energy Systems Corp.	598,364	3,033,705
*	Dollar Thrifty Automotive Group, Inc.	910,300	41,400,444
*	Ducommun, Inc.	270,279	5,248,818
	Eastern Co.	19,600	432,180
	Ecology & Environment, Inc. Class A	27,700	282,540
*	Electro Rent Corp.	449,951	7,424,192
*	EMCOR Group, Inc.	798,938	38,420,928
*	EnerSys	202,700	2,847,935
	Ennis, Inc.	386,500	7,544,480
* #	EnPro Industries, Inc.	764,544	26,575,549
	Espey Manufacturing & Electronics Corp.	7,600	135,280
*	Esterline Technologies Corp.	1,004,093	41,177,854
	Federal Signal Corp.	875,215	13,373,285
*	First Aviation Services, Inc.	8,900	41,546
*	First Consulting Group, Inc.	118,640	1,074,878
*	Flowserve Corp.	1,358,728	72,257,155
* #	Frontier Airlines Holdings, Inc.	1,169,414	7,238,673
*	Frozen Food Express Industries, Inc.	584,849	5,901,126
* #	FTI Consulting, Inc.	14,644	386,455
* #	FuelCell Energy, Inc.	222,029	2,322,423
	G & K Services, Inc. Class A	468,270	18,084,587
	GATX Corp.	1,340,100	58,173,741
*	Gehl Co.	287,709	7,635,797
*	GP Strategies Corp.	344,165	2,650,071
	Hardinge, Inc.	207,158	2,952,002
*	Hawaiian Holdings, Inc.	488,385	1,880,282
	Heico Corp.	247,286	7,579,316
	Heico Corp. Class A	14,365	386,849
*	Herley Industries, Inc.	493,878	9,344,181
* #	Hexcel Corp.	567,350	11,676,063
*	Hudson Technologies, Inc.	48,700	65,745
*	Huttig Building Products, Inc.	85,502	548,068
	IKON Office Solutions, Inc.	2,708,500	34,993,820
*	Industrial Distribution Group, Inc.	307,075	3,067,679
*	Innotrac Corp.	101,600	233,680

15

*	Insituform Technologies, Inc. Class A	163,456	4,184,474
* #	Integrated Alarm Services Group, Inc.	10,419	38,863
* #	Integrated Electrical Services, Inc.	63,141	1,217,990
	International Aluminum Corp.	67,641	2,727,962
*	International Shipholding Corp.	82,200	1,077,642
	Interpool, Inc.	778,914	15,469,232
*	JPS Industries, Inc.	42,600	143,988
*	Kadant, Inc.	469,660	11,008,830
	Kaman Corp. Class A	689,743	12,829,220
* #	Kansas City Southern	2,071,700	54,962,201
	Kelly Services, Inc. Class A	624,999	16,912,473
*	Key Technology, Inc.	20,200	251,490
*	Ladish Co., Inc.	160,431	6,319,377
*	Lydall, Inc.	504,000	4,566,240
*	Lynch Corp.	9,667	84,103
*	M&F Worldwide Corp.	573,876	9,067,241
*	Mac-Gray Corp.	330,600	4,268,046
*	Magnetek, Inc.	930,900	2,504,121
* #	MAIR Holdings, Inc.	614,108	3,537,262
*	Marten Transport, Ltd.	119,226	2,333,253
*	Maxco, Inc.	38,000	314,260
* #	MCSi, Inc.	1,500	0
*	Meadow Valley Corp.	10,414	119,761
* #	Medialink Worldwide, Inc.	120,717	482,868
*	Merrimac Industries, Inc.	36,170	339,998
*	Mesa Air Group, Inc.	873,997	8,372,891
*	MFRI, Inc.	69,156	719,914
* #	Midwest Air Group, Inc.	606,357	2,710,416
*	Milacron, Inc.	1,131,768	1,301,533
*	Misonix, Inc.	106,431	569,406
* #	Modtech Holdings, Inc.	455,114	4,273,520
*	Moore Handley, Inc.	2,000	12,500
	Mueller Industries, Inc.	267,137	8,722,023
	NACCO Industries, Inc. Class A	116,000	16,574,080
*	Nashua Corp.	123,500	927,485
*	National Patent Development Corp.	231,665	331,281
*	National Technical Systems, Inc.	151,383	1,205,009
*	NCO Group, Inc.	1,093,883	28,780,075
*	New Horizons Worldwide, Inc.	3,468	2,601
*	North America Galvanizing & Coatings, Inc.	72,600	278,784
* #	Orbital Sciences Corp.	762,900	11,435,871
	Outlook Group Corp.	58,400	774,968
*	P.A.M. Transportation Services, Inc.	1,350	36,167
*	Patrick Industries, Inc.	104,464	1,294,309
*	Patriot Transportation Holding, Inc.	1,400	123,046
*	Peerless Manufacturing Co.	1,612	35,415
*	PHH Corp.	1,132,400	28,944,144
*	Powell Industries, Inc.	9,000	202,950
*	PPT Vision, Inc.	21,850	12,673
	Preformed Line Products Co.	12,500	442,375
* #	PRG-Schultz International, Inc.	548,549	263,304
	Protection One, Inc.	61	917
	Providence & Worcester Railroad Co.	48,600	824,256
* #	Quanta Services, Inc.	3,842,526	63,978,058
*	RailAmerica, Inc.	1,286,938	14,478,053

16

*	RCM Technologies, Inc.	233,500	1,354,300
	Regal-Beloit Corp.	1,157,883	55,497,332
*	RemedyTemp, Inc.	181,500	2,996,565
*	Republic Airways Holdings, Inc.	1,068,648	16,403,747
*	Riviera Tool Co.	8,100	4,293
	Robbins & Myers, Inc.	496,300	11,633,272
*	Rush Enterprises, Inc. Class A	595,489	10,373,418
*	Rush Enterprises, Inc. Class B	103,800	1,674,294
	Schuff International, Inc.	94,100	1,105,675
*	SCS Transportation, Inc.	515,632	12,617,515
*	Secom General Corp.	11,400	13,395
*	Sequa Corp. Class A	93,500	7,550,125
*	Sequa Corp. Class B	28,500	2,312,775
*	Servotronics, Inc.	1,000	5,860
*	Shaw Group, Inc.	1,915,098	51,018,211
*	SIFCO Industries, Inc.	80,005	348,022
*	Sitel Corp.	1,110,100	5,250,773
	Skywest, Inc.	766,022	17,794,691
	Smith (A.O.) Corp.	712,600	31,318,770
	Smith (A.O.) Corp. Convertible Class A	68,950	3,030,353
*	Smithway Motor Xpress Corp. Class A	72,600	736,164
*	SOURCECORP, Inc.	534,934	13,309,158
*	SPACEHAB, Inc.	117,147	151,120
	Sparton Corp.	135,359	1,137,016
*	Spherion Corp.	2,085,689	17,436,360
	Standard Register Co.	57,750	749,595
	Standex International Corp.	8,800	258,280
	Starrett (L.S.) Co. Class A	63,600	903,756
*	Strategic Distribution, Inc.	64,124	676,508
	Supreme Industries, Inc.	97,710	693,741
	Sypris Solutions, Inc.	545,111	4,644,346
*	TB Wood’s Corp.	92,087	1,012,957
*	TeamStaff, Inc.	84,700	129,591
	Tecumseh Products Co. Class A	455,670	9,892,596
	Tecumseh Products Co. Class B	15,400	300,300
*	Timco Aviation Services, Inc.	270	621
#	Titan International, Inc.	145,100	2,790,273
	Todd Shipyards Corp.	80,450	2,646,805
*	Trailer Bridge, Inc.	109,500	908,850
*	Transtechnology Corp.	95,900	978,180
*	TRC Companies, Inc.	237,800	2,485,010
	Tredegar Industries, Inc.	1,344,486	19,051,367
#	Trinity Industries, Inc.	1,334,350	83,183,379
*	Triumph Group, Inc.	548,417	25,901,735
*	Tufco Technologies, Inc.	3,800	25,840
	Twin Disc, Inc.	75,520	2,429,478
*	U.S. Xpress Enterprises, Inc. Class A	160,990	3,585,247
* #	United Rentals, Inc.	1,755,101	57,181,191
*	URS Corp.	1,118,267	47,403,338
*	USA Truck, Inc.	228,604	4,519,501
* #	Valence Technology, Inc.	4,800	9,264
*	Valpey Fisher Corp.	10,250	39,258
	Viad Corp.	229,500	7,043,355
*	Volt Information Sciences, Inc.	396,700	11,853,396
	Washington Group International, Inc.	117,306	6,321,620

17

	Waste Industries USA, Inc.	273,017	5,544,975
	Werner Enterprises, Inc.	107,015	2,083,582
*	Westaff, Inc.	195,100	776,498
* #	Western Power & Equipment Corp.	4,091	6,546
*	Willis Lease Finance Corp.	137,497	1,182,474
* #	Wolverine Tube, Inc.	487,800	1,521,936
*	Xanser Corp.	255,500	1,165,080
Total Industrials			1,696,217,734

Information Technology — (14.8%)
*	3Com Corp.	435,867	1,965,760
*	Actel Corp.	845,719	11,738,580
*	ActivIdentity Corp.	543,310	2,309,068
*	Adaptec, Inc.	2,474,174	11,059,558
*	Adept Technology, Inc.	190	2,571
*	Advanced Digital Information Corp.	931,543	11,057,415
*	Aehr Test Systems	105,600	677,910
*	Aeroflex, Inc.	282,915	3,312,935
*	Aetrium, Inc.	75,348	361,670
*	Agile Software Corp.	1,862,601	12,274,541
	Agilysys, Inc.	931,534	15,370,311
	Allen Organ Co. Class B	4,900	389,550
*	Alliance Semiconductor Corp.	1,156,002	3,190,566
*	Allied Motion Technologies, Inc.	44,700	225,735
	American Software, Inc. Class A	221,223	1,544,137
*	American Technical Ceramics Corp.	86,595	1,143,054
*	Amtech Systems, Inc.	3,996	28,076
*	Anadigics, Inc.	486,355	4,153,472
*	Analex Corp.	43,000	105,350
*	Analysts International Corp.	555,681	1,444,771
* #	Analytical Surveys, Inc.	830	955
*	Anaren, Inc.	575,048	11,305,444
*	Answerthink, Inc.	81,882	384,845
*	APA Enterprises, Inc.	155,000	217,000
*	Applied Films Corp.	433,516	12,290,179
*	Applied Innovation, Inc.	154,297	614,102
* #	Applied Micro Circuits Corp.	9,638,568	28,337,390
*	Ariba, Inc.	385,594	3,273,693
*	Art Technology Group, Inc.	200,613	619,894
*	Aspen Technology, Inc.	338,027	3,954,916
*	Astea International, Inc.	12,900	119,454
	Astro-Med, Inc.	31,240	362,072
*	Atari, Inc.	8,567	5,483
*	Atmel Corp.	11,988	57,542
*	Authentidate Holding Corp.	25,074	67,449
*	Autobytel, Inc.	40,794	131,765
*	Avanex Corp.	392,800	683,472
* #	Avici Systems, Inc.	448,223	2,729,678
*	Aware, Inc.	544,134	3,096,122
*	Axcelis Technologies, Inc.	1,434,705	9,139,071
*	AXT, Inc.	606,453	2,098,327
*	BearingPoint, Inc.	269,900	2,167,297
	Bel Fuse, Inc. Class B	18,213	571,524
	Belden CDT, Inc.	1,507,627	47,987,767
*	Bell Industries, Inc.	159,363	398,408

18

* #	Bell Microproducts, Inc.	939,070	5,671,983
*	Benchmark Electronics, Inc.	957,250	23,175,023
	Black Box Corp.	646,533	33,393,429
*	Blonder Tongue Laboratories, Inc.	22,200	40,404
	Bogen Communications International, Inc.	44,100	331,853
*	Borland Software Corp.	833,763	4,410,606
*	Brooks Automation, Inc.	1,407,778	17,005,958
*	CalAmp Corp.	774,912	7,578,639
*	CallWave, Inc.	195,539	733,271
*	Captaris, Inc.	971,452	4,507,537
*	Carrier Access Corp.	290,166	2,309,721
*	Catalyst Semiconductor, Inc.	289,651	1,248,396
*	C-COR, Inc.	360,744	2,474,704
	Celeritek, Inc.	256,005	35,841
* #	CellStar Corp.	395,169	1,276,396
*	Centillium Communications, Inc.	101,429	321,530
*	CEVA, Inc.	151,488	930,136
*	Ciber, Inc.	1,974,100	12,535,535
* #	Ciena Corp.	1,279,600	5,361,524
*	Ciprico, Inc.	106,600	634,270
*	Clarus Corp.	385,300	2,600,775
*	Cognitronics Corp.	8,300	23,821
*	Coherent, Inc.	1,136,108	37,412,036
*	Comarco, Inc.	6,862	69,718
* #	Commerce One, Inc.	55,600	0
	Communications Systems, Inc.	18,850	204,523
*	Computer Horizons Corp.	865,232	4,300,203
*	Computer Task Group, Inc.	223,300	1,060,675
*	Conexant Systems, Inc.	377,556	1,106,239
*	Cosine Communications, Inc.	309,226	773,065
* #	Cray, Inc.	400	744
*	Credence Systems Corp.	2,359,263	10,758,239
*	Crossroads Systems, Inc.	16,900	21,632
*	CSP, Inc.	24,560	173,148
	CTS Corp.	1,275,200	17,317,216
*	Data I/O Corp.	85,100	342,953
*	Data Systems & Software, Inc.	90,000	252,900
*	Datalink Corp.	157,500	992,250
	Dataram Corp.	26,715	140,254
* #	Delphax Technologies, Inc.	75,025	219,073
*	Digi International, Inc.	451,993	5,374,197
*	Digimarc Corp.	382,171	2,281,561
* #	Digital Angel Corp.	344,750	1,213,520
*	Ditech Networks, Inc.	904,477	8,176,472
*	Dot Hill Systems Corp.	1,188,053	4,562,124
*	EasyLink Services Corp.	640	429
*	Echelon Corp.	277,073	2,332,955
*	Edgewater Technology, Inc.	267,353	1,812,653
*	Electro Scientific Industries, Inc.	207,623	4,129,621
*	Electroglas, Inc.	478,233	1,664,251
*	EMS Technologies, Inc.	151,626	2,991,581
*	En Pointe Technologies, Inc.	38,900	62,240
*	Entegris, Inc.	60,960	590,093
*	ePlus, Inc.	254,132	3,430,782
*	ESS Technology, Inc.	757,609	1,954,631

19

*	Evans & Sutherland Computer Corp.	181,900	1,038,649
*	Exar Corp.	1,454,122	19,194,410
*	Forgent Networks, Inc.	356,664	520,729
	Frequency Electronics, Inc.	119,165	1,468,113
*	FSI International, Inc.	897,462	4,343,716
*	Gateway, Inc.	1,088,500	1,872,220
* #	Genesis Microchip, Inc.	499,852	6,113,190
*	Gerber Scientific, Inc.	681,749	7,124,277
*	Giga-Tronics, Inc.	28,400	54,812
*	Glenayre Technologies, Inc.	872,800	2,435,112
*	Globecomm Systems, Inc.	159,000	1,052,580
*	Globix Corp.	595,500	2,501,100
* #	Glowpoint, Inc.	124,001	47,120
*	GSE Systems, Inc.	82,593	363,409
*	GTSI Corp.	305,730	1,898,583
*	Halifax Corp.	23,600	64,900
*	HEI, Inc.	800	1,784
*	hi/fn, Inc.	407,870	2,186,183
*	HomeStore, Inc.	6	36
* #	Hutchinson Technology, Inc.	449,868	10,450,434
*	Hypercom Corp.	1,192,800	12,906,096
* #	Ibis Technology Corp.	61,840	145,571
*	Identix, Inc.	111,548	658,133
*	iGATE Capital Corp.	541,829	3,256,392
*	I-many, Inc.	391,100	911,263
	Imation Corp.	726,300	27,948,024
*	InFocus Corp.	1,324,988	6,280,443
*	Inforte Corp.	373,403	1,870,749
* #	InfoSpace, Inc.	677,043	15,348,565
*	Innovex, Inc.	413,129	1,797,111
*	Insight Enterprises, Inc.	981,484	17,804,120
*	InsWeb Corp.	22,766	62,607
*	Integrated Device Technology, Inc.	329,721	4,728,199
*	Integrated Silicon Solution, Inc.	1,100,179	6,205,010
*	Intelligent Systems Corp.	51,575	103,150
*	Intelligroup, Inc.	70,900	128,329
*	Internet Capital Group, Inc.	626,236	5,398,154
* #	Internet Commerce Corp.	49,200	178,104
*	Interphase Corp.	57,747	337,242
*	Interwoven, Inc.	1,440,360	13,222,505
*	Intest Corp.	6,843	29,630
*	IntriCon Corp.	75,800	481,330
*	Intrusion, Inc.	23,200	14,846
*	Iomega Corp.	1,677,700	5,502,856
* #	IPIX Corp.	7,400	9,768
*	Jaco Electronics, Inc.	105,569	352,178
*	JDA Software Group, Inc.	1,008,978	14,044,974
*	Keane, Inc.	454,700	6,302,142
*	Kemet Corp.	2,990,584	28,589,983
*	Key Tronic Corp.	178,490	660,413
*	Keynote Systems, Inc.	283,700	2,976,013
*	Lantronix, Inc.	137,900	295,106
*	Lattice Semiconductor Corp.	2,929,945	17,667,568
*	LeCroy Corp.	368,958	5,054,725
* #	Level 8 Systems, Inc.	5,866	63

20

*	Lightbridge, Inc.	779,629	9,121,659
* #	LightPath Technologies, Inc.	30,800	140,756
*	Logic Devices, Inc.	91,300	149,367
*	LogicVision, Inc.	155,000	285,200
*	LookSmart, Ltd.	150,608	658,157
*	Management Network Group, Inc.	287,450	675,508
*	Manugistic Group, Inc.	692,187	1,723,546
*	Mapinfo Corp.	37,382	509,143
	Maximus, Inc.	14,400	457,776
*	McDATA Corp. Class A	2,010,216	7,598,616
*	McDATA Corp. Class B	279,600	989,784
* #	MDI, Inc.	184,500	164,205
*	MedQuist, Inc.	463,973	6,500,262
* #	Merix Corp.	681,678	6,557,742
*	MetaSolv, Inc.	577,837	1,768,181
	Methode Electronics, Inc.	202,575	1,932,566
*	Micro Linear Corp.	186,500	522,200
*	Microsemi Corp.	100,186	2,402,460
*	Microtune, Inc.	113,540	726,656
*	MKS Instruments, Inc.	1,571,248	34,300,344
* #	MPS Group, Inc.	3,608,200	54,267,328
*	MRV Communications, Inc.	693,200	2,072,668
* #	MSC.Software Corp.	935,339	18,285,877
* #	MTI Technology Corp.	300	387
*	MTM Technologies, Inc.	6,100	17,690
*	Nanometrics, Inc.	423,264	4,778,651
*	Napster, Inc.	20,400	65,484
*	NeoMagic Corp.	21,641	89,377
*	NetIQ Corp.	1,803,953	21,954,108
*	NetManage, Inc.	82,416	421,146
*	NetRatings, Inc.	379,321	5,462,222
*	NetScout Systems, Inc.	283,980	2,263,321
*	Network Engines, Inc.	18,200	32,214
*	Network Equipment Technologies, Inc.	767,484	2,256,403
*	Newport Corp.	1,401,969	22,992,292
*	NMS Communications Corp.	190,600	766,212
*	Nu Horizons Electronics Corp.	569,917	4,736,010
*	Nuance Communications, Inc.	447,230	3,899,846
*	NumereX Corp. Class A	63,075	451,239
* #	NYFIX, Inc.	481,227	2,497,568
	O.I. Corp.	51,500	608,988
*	Omtool, Ltd.	52,514	293,816
*	Oplink Communications, Inc.	22,242	420,151
*	OPNET Technologies, Inc.	71,692	812,270
*	OPTi, Inc.	166,200	481,980
*	Optical Cable Corp.	109,302	534,487
*	Optical Communication Products, Inc.	325,548	667,373
*	OSI Systems, Inc.	577,323	11,494,501
*	Overland Storage, Inc.	359,205	2,866,456
*	Paxar Corp.	1,214,350	25,829,225
*	PC Connection, Inc.	630,583	3,720,440
*	PC-Tel, Inc.	651,060	6,425,962
*	Pegasystems, Inc.	572,020	3,969,819
* #	Pemstar, Inc.	816,622	2,327,373
*	Perceptron, Inc.	272,866	2,087,425

21

*	Performance Technologies, Inc.	223,471	1,620,165
*	Pericom Semiconductor Corp.	890,588	7,748,116
*	Pervasive Software, Inc.	229,749	953,458
*	Phoenix Technologies, Ltd.	226,973	1,316,443
*	Photronics, Inc.	671,481	11,327,884
*	Planar Systems, Inc.	498,455	6,669,328
*	PLATO Learning, Inc.	502,434	3,406,503
*	Plexus Corp.	153,144	6,023,154
* #	Powerwave Technologies, Inc.	983,861	9,631,999
	Printronix, Inc.	105,567	1,464,214
*	Qualstar Corp.	1,336	4,168
*	Quantum Corp.	1,187,800	3,456,498
*	QuickLogic Corp.	410,017	2,296,095
*	Quovadx, Inc.	688,945	1,777,478
*	RadiSys Corp.	167,072	3,466,744
*	RealNetworks, Inc.	627,095	5,932,319
*	REMEC, Inc.	494,523	558,811
*	Reptron Electronics, Inc.	2,856	3,284
	Richardson Electronics, Ltd.	83,469	573,432
*	Rudolph Technologies, Inc.	485,029	8,041,781
*	S1 Corp.	1,316,908	7,242,994
*	Safeguard Scientifics, Inc.	1,086,000	2,552,100
*	SafeNet, Inc.	928,206	15,426,784
* #	SatCon Technology Corp.	95,500	199,595
*	SBS Technologies, Inc.	479,265	7,898,287
*	SCM Microsystems, Inc.	348,670	1,084,364
*	Seachange International, Inc.	952,372	5,942,801
* #	Seagate Technology	103,230	2,410,421
*	Selectica, Inc.	916,002	2,317,485
*	Sigmatron International, Inc.	16,600	144,088
*	Silicon Graphics, Inc.	1,500,757	99,050
*	Silicon Storage Technology, Inc.	1,821,630	6,776,464
*	SimpleTech, Inc.	604,536	2,387,917
*	Sipex Corp.	494,753	1,484,259
*	Skyworks Solutions, Inc.	2,474,662	14,006,587
*	Somera Communications, Inc.	8,760	20,411
*	Sonic Foundry, Inc.	22,400	49,952
*	SonicWALL, Inc.	1,886,854	15,906,179
*	Spectrum Control, Inc.	175,318	1,402,544
*	Standard Microsystems Corp.	335,777	7,652,358
*	SteelCloud, Inc.	5,800	8,120
	Stellent, Inc.	812,136	9,039,074
*	Stratos International, Inc.	406,507	2,321,155
*	SumTotal Systems, Inc.	16,097	91,431
*	Sunrise Telecom, Inc.	188,500	433,550
*	Suntron Corp.	91,075	176,686
*	Sycamore Networks, Inc.	2,789,307	12,328,737
*	Sykes Enterprises, Inc.	335,438	5,782,951
*	Symmetricom, Inc.	560,351	4,062,545
*	SYNNEX Corp.	181,900	3,263,286
*	Taitron Components, Inc.	6,400	14,112
*	Technical Communications Corp.	6,200	22,599
	Technitrol, Inc.	580,522	13,247,512
*	Technology Solutions Co.	21,689	221,011
*	TechTeam Global, Inc.	223,200	2,216,376

22

*	Telular Corp.	79,325	182,448
*	Terayon Communication Systems, Inc.	118,800	200,772
*	Tessco Technologies, Inc.	5,361	104,111
	TheStreet.com, Inc.	88,716	1,051,285
*	Tier Technologies, Inc. Class B	602,698	3,929,591
*	TII Network Technologies, Inc.	96,800	244,904
*	Tollgrade Communications, Inc.	434,178	4,176,792
*	Track Data Corp.	13,052	39,156
*	Transcat, Inc.	59,100	319,140
	Trans-Lux Corp.	2,746	16,064
*	Transmeta Corp.	9,591	14,003
*	Triquint Semiconductor, Inc.	3,803,015	19,623,557
*	Tumbleweed Communications Corp.	36,600	101,016
*	Tut Systems, Inc.	20,889	56,191
*	Ulticom, Inc.	33,170	301,184
* #	Verilink Corp.	118,178	2,954
* #	Verso Technologies, Inc.	949	968
*	Vicon Industries, Inc.	86,500	242,200
*	Viewpoint Corp.	1,400	2,324
*	Vignette Corp.	1,050,019	14,311,759
* #	Viisage Technology, Inc.	45,598	611,013
* #	Vitech America, Inc.	470	0
* #	Vitesse Semiconductor, Inc.	10,800	18,144
* #	Vyyo, Inc.	59,514	396,363
*	WatchGuard Technologies, Inc.	1,158,796	5,539,045
*	Web.com, Inc.	505,439	2,855,730
*	Webb Interactive Services, Inc.	1,300	130
*	White Electronics Designs Corp.	632,942	3,234,334
	Wireless Telecom Group, Inc.	132,600	358,020
	Woodhead Industries, Inc.	334,272	5,839,732
* #	Zhone Technologies, Inc.	688,376	1,445,590
*	Zomax, Inc.	1,025,246	1,671,151
*	Zones, Inc.	170,200	1,077,366
*	Zoran Corp.	1,246,965	30,862,384
*	Zygo Corp.	409,212	6,154,548
Total Information Technology			1,335,818,993

Materials — (9.5%)
* #	AK Steel Holding Corp.	1,032,216	13,883,305
*	American Pacific Corp.	107,684	904,546
	Arch Chemicals, Inc.	415,837	14,450,336
*	Atlantis Plastics, Inc.	46,500	462,210
*	Badger Paper Mills, Inc.	10,300	721
	Bairnco Corp.	113,600	1,172,352
*	Brush Engineered Materials, Inc.	570,700	11,796,369
*	Buckeye Technologies, Inc.	1,305,077	10,192,651
	Calgon Carbon Corp.	1,161,200	7,919,384
*	Caraustar Industries, Inc.	935,728	8,243,764
#	Carpenter Technology Corp.	669,762	74,879,392
*	Chaparral Steel Co.	777,712	47,774,848
	Chesapeake Corp.	683,906	9,355,834
* #	Coeur d’Alene Mines Corp.	199,724	954,681
	Commercial Metals Co.	527,464	12,980,889
*	Continental Materials Corp.	6,700	180,900
*	Core Molding Technologies, Inc.	45,300	280,407

23

	CPAC, Inc.	81,559	433,894
*	Detrex Corp.	12,700	107,823
*	Devcon International Corp.	51,500	396,550
*	Environmental Technologies Corp.	35,800	0
	Ferro Corp.	251,718	4,430,237
	Friedman Industries, Inc.	16,835	138,720
	Gibraltar Industries, Inc.	900,810	25,087,559
	Glatfelter (P.H.) Co.	1,487,100	25,994,508
*	Graphic Packaging Corp.	567,200	2,200,736
	Greif, Inc. Class A	168,720	10,696,848
	H.B. Fuller Co.	725,500	35,005,375
* #	Headwaters, Inc.	152,517	4,186,592
*	ICO, Inc.	260,200	1,301,000
*	Impreso, Inc.	6,400	11,136
*	Kaiser Aluminum Corp.	265	68
*	Keystone Consolidated Industries, Inc.	18,342	477
*	Lesco, Inc.	185,453	2,900,485
*	Material Sciences Corp.	412,667	4,576,477
*	Maxxam, Inc.	103,900	3,278,045
	Minerals Technologies, Inc.	568,400	33,160,456
	Myers Industries, Inc.	1,216,771	19,346,659
	Niagara Corp.	130,300	2,084,800
#	NL Industries, Inc.	800	9,528
	NN, Inc.	394,581	5,137,445
*	Northwest Pipe Co.	109,860	2,942,051
	Olympic Steel, Inc.	299,800	9,989,336
*	OM Group, Inc.	1,055,300	33,431,904
*	Omnova Solutions, Inc.	86,851	528,054
	Penford Corp.	167,923	2,312,300
*	PolyOne Corp.	645,206	6,097,197
	Pope & Talbot, Inc.	477,700	2,971,294
	Quaker Chemical Corp.	292,850	5,013,592
	Reliance Steel & Aluminum Co.	922,498	74,362,564
	Rock of Ages Corp.	87,600	424,860
	Rock-Tenn Co. Class A	1,168,523	18,077,051
	Rotonics Manufacturing, Inc.	4,900	14,455
#	Ryerson, Inc.	868,939	22,679,308
#	Schnitzer Steel Industries, Inc. Class A	787,268	28,215,685
	Schulman (A.), Inc.	1,037,091	25,045,748
	Schweitzer-Maudoit International, Inc.	416,200	10,558,994
	Sensient Technologies Corp.	1,195,100	24,117,118
	Spartech Corp.	1,153,900	26,493,544
	Steel Dynamics, Inc.	793,107	46,071,586
	Steel Technologies, Inc.	437,888	8,214,779
	Stepan Co.	150,100	4,608,070
*	Stillwater Mining Co.	1,412,780	19,397,469
	Summa Industries, Inc.	48,332	459,637
*	Synalloy Corp.	83,316	1,083,941
*	Terra Industries, Inc.	3,293,400	24,601,698
#	Texas Industries, Inc.	560,757	27,460,270
	Tronox, Inc. Class A	73,200	950,136
*	U.S. Concrete, Inc.	610,136	7,553,484
*	Universal Stainless & Alloy Products, Inc.	81,242	2,161,037
	Vulcan International Corp.	11,100	681,263
	Wausau Paper Corp.	1,622,899	21,698,160

24

*	Webco Industries, Inc.	9,290	673,525
	Wellman, Inc.	851,400	3,720,618
*	WHX Corp.	1,413	0
*	Williams Industries, Inc.	3,400	8,806
	Worthington Industries, Inc.	7,100	120,913
Total Materials			858,658,454

Other — (0.0%)
* #	AstroPower, Inc.	22,344	0
* (R)	Big 4 Ranch, Inc.	73,300	0
*	Bush Industries, Inc. Escrow Shares	1,800	42
*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	Hoenig Group Escrow Shares	104,700	0
* #	Imperial Sugar Co. (Old)	282,800	0
*	ioWorldMedia, Inc.	18,666	12,320
* (R)	Noel Group, Inc.	95,400	1,026
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
Total Other			38,754

Real Estate Investment Trusts — (0.8%)
*	BNS Holding, Inc. Class A	46,155	260,776
	Longview Fibre Co.	1,748,440	44,655,158
#	Potlatch Corp.	718,198	27,054,519
*	Stratus Properties, Inc.	94,450	2,361,250
*	United Capital Corp.	1,400	31,360
*	Wilshire Enterprises, Inc.	104,603	915,276
Total Real Estate Investment Trusts			75,278,339

Telecommunication Services — (1.2%)
*	@Road, Inc.	949,311	5,249,690
	Alaska Communications Systems Group, Inc.	114,200	1,418,364
*	Boston Communications Group, Inc.	356,924	446,155
* #	Broadwing Corp.	415,367	4,735,184
*	Cincinnati Bell, Inc.	122,000	474,580
	CT Communications, Inc.	600,391	9,750,350
	D&E Communications, Inc.	367,634	4,282,936
*	GoAmerica, Inc.	559	1,671
	Hector Communications Corp.	10,583	316,432
*	IDT Corp.	687,548	9,433,159
*	IDT Corp. Class B	2,016,500	27,908,360
*	LCC International, Inc. Class A	460,913	1,733,033
* #	Metro One Telecommunications, Inc.	355,519	184,870
*	Price Communications Corp.	1,414,306	23,095,617
*	SunCom Wireless Holdings, Inc.	1,950,400	3,101,136
	SureWest Communications	307,077	5,945,011
*	TALK America Holdings, Inc.	751,745	5,863,611
*	Time Warner Telecom, Inc.	184,139	2,804,437
*	Wireless Facilities, Inc.	46,758	173,940
*	Xeta Corp.	30,000	70,500
Total Telecommunication Services			106,989,036

Utilities — (0.3%)
#	Black Hills Corp.	3	101

25

	Connecticut Water Services, Inc.	68,290	1,588,425
	Delta Natural Gas Co., Inc.	26,900	662,762
*	Dynegy, Inc.	58,100	306,768
#	Empire District Electric Co.	12,300	268,140
	Energy West, Inc.	2,700	26,368
	Florida Public Utilities Co.	3,400	45,016
	Maine & Maritimes Corp.	400	6,164
	New Jersey Resources Corp.	18,000	808,560
	South Jersey Industries, Inc.	995,182	26,730,589
	Southwest Gas Corp.	1,700	49,487
	Unitil Corp.	7,060	175,794
Total Utilities			30,668,174

TOTAL COMMON STOCKS			8,383,610,233

RIGHTS/WARRANTS — (0.0%)

*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/01/07	257	0
* #	Angeion Corp. Warrants 10/31/07	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	19,927	33,079
*	First Bank of Delaware Rights 06/19/06	30,133	2,411
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0

TOTAL RIGHTS/WARRANTS			35,490

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$40	0

TEMPORARY CASH INVESTMENTS — (7.1%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $271,331,371 FHLMC, rates ranging from 5.00% to 7.50%, maturities ranging from 02/01/13 to 08/01/35 & FNMA, rates ranging from 4.00% to 8.50%, maturities ranging from 08/01/13 to 05/01/36, valued at $192,240,387) to be repurchased at $186,666,541	186,640	186,640,463

26

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $677,687,670 FHLMC 4.08%, 08/01/35 & FNMA, rates ranging from 4.50% to 6.00%, maturities ranging from 11/01/18 to 05/01/36, valued at $438,896,006) to be repurchased at $424,330,233	424,271	424,270,835
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $35,490,000 FHLMC Notes 4.00%, 09/22/09, valued at $34,469,663) to be repurchased at $33,964,594	33,960	33,960,000
TOTAL TEMPORARY CASH INVESTMENTS		644,871,298

TOTAL INVESTMENTS - (100.0%)
(Cost $7,338,745,805)		$9,028,517,021

See accompanying Notes to Financial Statements.

27

THE U.S. SMALL CAP SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.5%)
Consumer Discretionary — (14.8%)
* #	1-800 CONTACTS, Inc.	36,778	$540,269
*	1-800-FLOWERS.COM, Inc.	81,820	516,284
*	4Kids Entertainment, Inc.	37,300	619,553
*	99 Cents Only Stores	197,800	2,211,404
*	A.C. Moore Arts & Crafts, Inc.	57,600	1,008,576
#	Aaron Rents, Inc.	120,800	3,261,600
	Aaron Rents, Inc. Class A	8,350	204,575
*	Acme Communications, Inc.	42,000	208,320
	Acme United Corp.	6,200	96,100
*	ACR Group, Inc.	2,200	8,580
*	ACT Teleconferencing, Inc.	113	13
*	Advanced Marketing Services, Inc.	47,050	185,847
	Advo, Inc.	91,350	2,436,304
* #	Aeropostale, Inc.	152,350	3,769,139
	AFC Enterprises, Inc.	87,900	1,190,166
*	Aftermarket Technology Corp.	62,850	1,525,998
*	Alderwoods Group, Inc.	113,500	2,195,090
	Aldila, Inc.	15,533	504,357
*	All American Semiconductor, Inc.	10,500	39,375
*	Alloy, Inc.	33,872	405,448
	Ambassadors Group, Inc.	59,776	1,563,142
	American Axle & Manufacturing Holdings, Inc.	137,900	2,417,387
*	American Biltrite, Inc.	3,955	43,070
	American Greetings Corp. Class A	70,200	1,578,798
* #	America’s Car-Mart, Inc.	34,300	678,797
	Ameristar Casinos, Inc.	161,972	3,372,257
*	AMS Health Sciences, Inc.	16,900	10,140
*	Applica, Inc.	53,700	220,170
	Arbitron, Inc.	85,700	3,416,002
	Arctic Cat, Inc.	36,730	673,628
	Ark Restaurants Corp.	8,100	237,735
*	Arlington Hospitality, Inc.	1,000	3
#	ArvinMeritor, Inc.	197,300	3,308,721
*	Asbury Automotive Group, Inc.	144,200	3,008,012
*	Ashworth, Inc.	40,271	363,244
* #	Audible, Inc.	18,400	172,040
*	Audiovox Corp. Class A	56,400	688,080
* #	Avatar Holdings, Inc.	11,000	619,850
*	Aztar Corp.	99,500	5,160,070
*	Bakers Footwear Group, Inc.	17,124	240,592
*	Ballantyne of Omaha, Inc.	33,500	140,365
* #	Bally Technologies, Inc.	151,160	2,324,841
* #	Bally Total Fitness Holding Corp.	111,000	876,900

1

	Bandag, Inc.	26,500	987,920
	Bandag, Inc. Class A	9,300	297,600
*	Barry (R.G.) Corp.	10,400	69,680
	Bassett Furniture Industries, Inc.	31,504	535,253
	Beasley Broadcast Group, Inc.	19,933	144,913
	Bebe Stores, Inc.	173,709	2,577,842
*	Benihana, Inc.	1,000	23,350
*	Benihana, Inc. Class A	14,150	324,176
*	Big Dog Holdings, Inc.	5,926	75,556
*	Big Lots, Inc.	317,500	5,149,850
*	Birks & Mayors, Inc.	1,765	10,811
*	BJ’s Restaurants, Inc.	65,892	1,756,681
	Blair Corp.	9,035	322,007
#	Blockbuster, Inc. Class A	175,900	817,935
	Blockbuster, Inc. Class B	4,400	18,788
*	Blount International, Inc.	131,600	1,687,112
*	Bluegreen Corp.	82,465	992,879
	Blyth, Inc.	118,900	2,514,735
	Bob Evans Farms, Inc.	104,038	2,901,620
*	Bombay Co., Inc.	95,700	220,110
	Bon-Ton Stores, Inc.	41,114	1,086,232
	Books-A-Million, Inc.	48,054	716,005
	Borders Group, Inc.	37,100	770,196
*	Bright Horizons Family Solutions, Inc.	12,800	455,680
*	Broadview Media, Inc.	200	400
	Brown Shoe Company, Inc.	80,250	2,823,195
*	Buca, Inc.	52,086	273,451
	Buckle, Inc.	56,700	2,348,514
	Building Materials Holding Corp.	80,442	2,294,206
* #	Cabela’s, Inc.	142,500	2,540,775
*	CabelTel International Corp.	674	1,887
*	Cache, Inc.	45,655	797,593
	Cadmus Communications Corp.	26,792	480,113
*	California Coastal Communities, Inc.	29,600	1,044,288
*	California Pizza Kitchen, Inc.	57,512	1,668,423
	Callaway Golf Co.	221,600	2,953,928
*	Canterbury Park Holding Corp.	1,200	16,500
*	Capital Pacific Holdings, Inc.	14,100	144,525
#	Carmike Cinemas, Inc.	35,728	754,933
*	Carriage Services, Inc.	49,800	236,550
*	Carter’s, Inc.	1,900	111,036
*	Casual Male Retail Group, Inc.	101,640	990,990
*	Catalina Lighting, Inc.	1,760	15,400
	Catalina Marketing Corp.	134,400	3,936,576
	Cato Corp. Class A	88,350	2,084,176
*	Cavalier Homes, Inc.	53,060	331,625
*	Cavco Industries, Inc.	14,972	710,122
*	CD Warehouse, Inc.	3,300	7
*	CEC Entertainment, Inc.	98,950	3,300,972
*	Champion Enterprises, Inc.	220,200	2,620,380
*	Championship Auto Racing Teams, Inc.	1,697	0
*	Champps Entertainment, Inc.	36,790	280,340
#	Charles and Colvard, Ltd.	50,878	544,395
*	Charlotte Russe Holding, Inc.	65,100	1,382,073
*	Charming Shoppes, Inc.	327,651	3,650,032

2

* #	Charter Communications, Inc.	467,685	491,069
*	Chaus (Bernard), Inc.	1,300	1,235
*	Checkers Drive-In Restaurants, Inc.	32,107	471,652
	Cherokee, Inc.	19,296	729,196
	Christopher & Banks Corp.	104,813	2,823,662
*	Chromcraft Revington, Inc.	6,100	77,775
	Churchill Downs, Inc.	17,366	721,384
	Citadel Broadcasting Co.	96,400	916,764
#	CKE Restaurants, Inc.	173,500	2,909,595
	Coachmen Industries, Inc.	41,100	454,155
	Coast Distribution System, Inc.	7,200	54,360
	Cobra Electronics Corp.	7,500	88,575
*	Coinmach Service Corp. Class A	33,600	334,320
*	Collectors Universe, Inc.	23,700	349,338
	Collegiate Pacific, Inc.	29,100	304,677
*	Concord Camera Corp.	50,456	34,815
*	Congoleum Corp. Class A	3,500	7,630
*	Conn’s, Inc.	68,184	1,971,881
#	Cooper Tire & Rubber Co.	170,000	1,934,600
*	Corinthian Colleges, Inc.	255,998	3,535,332
*	Cost Plus, Inc.	63,975	966,662
*	Cost-U-Less, Inc.	2,900	22,765
	Courier Corp.	17,057	651,255
	CPI Corp.	21,048	552,720
	Craftmade International, Inc.	14,198	261,527
*	Crown Media Holdings, Inc.	207,386	885,538
*	CSK Auto Corp.	127,100	1,615,441
	CSS Industries, Inc.	21,400	649,490
*	Culp, Inc.	24,600	114,636
* #	Cumulus Media, Inc. Class A	147,993	1,713,759
	Cutter & Buck, Inc.	31,724	376,247
*	Cybex International, Inc.	43,200	261,360
*	Cycle Country Accessories Corp.	15,900	38,955
*	Daily Journal Corp.	200	8,400
	Deb Shops, Inc.	39,372	1,152,812
* #	Deckers Outdoor Corp.	15,700	556,722
	Decorator Industries, Inc.	2,862	24,742
*	dELiA*s, Inc.	49,457	492,097
	Delta Apparel, Inc.	14,280	248,615
*	Delta Woodside Industries, Inc.	5,050	1,262
*	Design Within Reach, Inc.	40,086	208,046
* #	DeVry, Inc.	190,400	4,664,800
*	Diedrich Coffee, Inc.	3,925	15,465
*	Digital Generation systems, Inc.	7,071	38,894
*	Dixie Group, Inc.	33,800	463,060
* #	Dominion Homes, Inc.	22,400	232,960
	Domino’s Pizza, Inc.	35,200	833,536
*	Dorman Products, Inc.	19,013	192,602
	Dover Downs Gaming & Entertainment, Inc.	30,810	782,574
	Dover Motorsports, Inc.	45,500	275,730
*	Drew Industries, Inc.	62,400	1,978,080
*	drugstore.com, Inc.	260,379	747,288
	DRYCLEAN USA, Inc.	300	603
*	Duckwall-ALCO Stores, Inc.	4,953	147,897
*	Dura Automotive Systems, Inc.	51,300	118,503

3

*	E Com Ventures, Inc.	2,175	36,170
*	Educate, Inc.	91,100	799,858
	Educational Development Corp.	1,800	12,600
*	ELXSI Corp.	1,800	4,950
*	EMAK Worldwide, Inc.	8,346	52,663
*	Emerging Vision, Inc.	24,900	3,237
*	Emerson Radio Corp.	71,422	242,121
*	Emmis Communications Corp. Class A	101,199	1,625,256
*	Enesco Group, Inc.	34,900	33,155
#	Entercom Communications Corp.	74,000	1,972,840
*	Entravision Communications Corp.	173,517	1,363,844
*	Ergo Science Corp.	150	128
* #	Escala Group, Inc.	81,270	587,582
	Escalade, Inc.	2,200	23,980
	Ethan Allen Interiors, Inc.	95,700	3,642,342
*	Everlast Worldwide, Inc.	1,500	16,950
*	Fab Industries, Inc.	5,200	0
*	Factory Card & Party Outlet Corp.	1,000	6,330
*	Fairchild Corp. Class A	54,352	114,139
*	Famous Dave’s of America, Inc.	29,936	448,441
*	Featherlite, Inc.	9,450	44,698
	Fedders Corp.	97,710	264,794
	Federal Screw Works	1,562	24,836
* #	Federal-Mogul Corp.	57,900	28,950
	Finish Line, Inc. Class A	123,834	1,585,075
*	Finlay Enterprises, Inc.	23,800	235,382
	Flanigan’s Enterprises, Inc.	1,000	10,650
* #	Fleetwood Enterprises, Inc.	177,900	1,672,260
	Flexsteel Industries, Inc.	8,900	117,480
*	Foamex International, Inc.	10,427	30,030
*	Footstar, Inc.	26,700	141,510
*	Fossil, Inc.	196,400	3,580,372
*	Fountain Powerboat Industries, Inc.	9,675	45,859
*	Franklin Covey Co.	58,400	467,784
*	Franklin Electronic Publishers, Inc.	9,100	25,480
	Fred’s, Inc.	115,550	1,682,408
*	Friedman’s, Inc. Class A	34,940	0
*	Friendly Ice Cream Corp.	7,200	60,624
	Frisch’s Restaurants, Inc.	7,100	176,577
#	Furniture Brands International, Inc.	153,400	3,301,168
* #	Gaiam, Inc.	5,400	93,312
*	GameTech International, Inc.	19,500	154,440
	Gaming Partners International Corp.	22,923	412,843
* #	Gander Mountain Co.	40,075	242,854
*	Gaylord Entertainment Co.	82,363	3,609,147
*	Gemstar-TV Guide International, Inc.	1,165,614	4,091,305
*	Genesco, Inc.	67,500	2,375,325
*	Gentek, Inc.	29,583	850,511
*	G-III Apparel Group, Ltd.	21,700	192,479
*	Gottschalks, Inc.	18,900	149,310
	Gray Television, Inc.	112,460	744,485
	Gray Television, Inc. Class A	6,600	44,220
*	Great Wolf Resorts, Inc.	10,600	125,292
	Group 1 Automotive, Inc.	70,900	4,308,593
*	GSI Commerce, Inc.	129,532	2,040,129

4

*	Guess?, Inc.	120,480	4,995,101
* #	Guitar Center, Inc.	73,500	3,539,025
*	Gymboree Corp.	96,174	3,403,598
*	Ha-Lo Industries, Inc.	64,900	0
*	Hampshire Group, Ltd.	7,800	144,690
	Hancock Fabrics, Inc.	52,000	171,600
	Handleman Co.	56,323	479,872
*	Harolds Stores, Inc.	1,908	1,374
*	Harris Interactive, Inc.	179,200	892,416
*	Hartmarx Corp.	108,000	806,760
*	Hastings Entertainment, Inc.	21,600	163,296
*	Hastings Manufacturing Co.	400	26
	Haverty Furniture Co., Inc.	52,100	730,442
	Haverty Furniture Co., Inc. Class A	400	5,600
*	Hayes Lemmerz International, Inc.	85,910	219,930
*	Hibbett Sporting Goods, Inc.	103,555	2,677,932
	Hollinger International, Inc. Class A	211,900	1,519,323
*	Hollywood Media Corp.	94,446	402,340
* #	Home Solutions of America, Inc.	100,200	1,022,040
*	Hot Topic, Inc.	123,900	1,714,776
*	I.C. Isaacs & Co., Inc.	7,200	43,848
*	Iconix Brand Group, Inc.	102,895	1,643,233
	IHOP Corp.	54,500	2,617,090
	ILX Resorts, Inc.	7,800	73,788
*	Image Entertainment, Inc.	61,800	226,188
*	IMPCO Technologies, Inc.	83,802	895,843
* #	Infosonics Corp.	19,100	504,431
*	Insignia Systems, Inc.	17,050	21,312
*	Interface, Inc. Class A	137,706	1,580,865
*	Interstate Hotels & Resorts, Inc.	89,840	583,960
*	INVESTools, Inc.	129,783	1,133,006
*	Isle of Capri Casinos, Inc.	98,624	2,787,114
	J. Alexander’s Corp.	10,200	86,292
*	Jack in the Box, Inc.	99,800	4,157,668
	Jackson Hewitt Tax Service, Inc.	102,200	3,341,940
*	Jaclyn, Inc.	1,300	10,010
*	Jakks Pacific, Inc.	76,826	1,497,339
*	Jameson Inns, Inc.	168,968	490,007
*	Jennifer Convertibles, Inc.	4,300	24,510
* #	Jo-Ann Stores, Inc.	66,975	1,111,785
*	Johnson Outdoors, Inc.	6,500	114,335
*	Jos. A. Bank Clothiers, Inc.	52,150	1,894,088
	Journal Register Co.	119,300	1,193,000
*	K2, Inc.	123,763	1,365,106
	Kellwood Co.	73,676	2,297,954
	Kenneth Cole Productions, Inc. Class A	40,550	996,313
*	Keystone Automotive Industries, Inc.	46,799	1,886,936
	Kimball International, Inc. Class B	71,986	1,079,790
*	Kirkland’s, Inc.	46,472	278,367
	Knape & Vogt Manufacturing Co.	2,190	41,150
*	Knology, Inc.	13,400	119,662
	Koss Corp.	6,298	156,474
* #	Krispy Kreme Doughnuts, Inc.	179,100	1,688,913
	K-Swiss, Inc. Class A	75,100	1,981,138
*	LaCrosse Footwear, Inc.	9,500	115,425

5

*	Lakeland Industries, Inc.	6,462	111,146
*	Lakes Entertainment, Inc.	56,087	552,457
	Landry’s Restaurants, Inc.	66,700	2,041,687
*	Lazare Kaplan International, Inc.	9,000	76,320
#	La-Z-Boy, Inc.	150,000	2,244,000
*	Lenox Group, Inc.	40,700	413,512
	Levitt Corp. Class A	51,721	823,398
	Libbey, Inc.	40,800	463,896
	Liberty Homes, Inc. Class A	200	1,170
*	LIFE TIME FITNESS, Inc.	98,300	4,497,225
	Lifetime Brands, Inc.	37,298	1,033,155
*	Lin TV Corp.	68,200	600,160
	Lithia Motors, Inc. Class A	40,510	1,296,320
*	Live Nation, Inc.	117,426	2,677,313
*	LKQ Corp.	151,900	2,969,645
*	Lodgenet Entertainment Corp.	52,934	1,000,982
*	Lodgian, Inc.	70,851	815,495
	Lone Star Steakhouse & Saloon, Inc.	54,046	1,406,817
*	LOUD Technologies, Inc.	2,380	35,700
*	Luby’s, Inc.	75,400	787,176
	M/I Homes, Inc.	41,000	1,476,000
*	Mace Security International, Inc.	42,700	111,020
*	Magna Entertainment Corp.	20,200	116,150
*	Main Street Restaurant Group, Inc.	47,700	297,648
	Marine Products Corp.	80,095	776,921
*	MarineMax, Inc.	52,075	1,498,198
*	Marisa Christina, Inc.	800	492
*	Martha Stewart Living Omnimedia, Inc.	73,200	1,243,668
	Matthews International Corp. Class A	93,066	3,234,974
*	Max & Erma’s Restaurants, Inc.	2,200	21,450
*	McCormick & Schmick’s Seafood Restaurants, Inc.	41,026	982,573
	McRae Industries, Inc. Class A	2,500	28,062
*	Meade Instruments Corp.	52,332	143,913
	Media General, Inc. Class A	23,100	869,253
*	Mediacom Communications Corp.	248,541	1,578,235
*	Mestek, Inc.	5,300	76,585
*	Midas, Inc.	45,200	938,804
*	Mity Enterprises, Inc.	11,928	226,632
	Modine Manufacturing Co.	97,995	2,302,882
	Monaco Coach Corp.	83,050	1,082,972
*	Monarch Casino & Resort, Inc.	54,772	1,509,516
	Monro Muffler Brake, Inc.	29,956	1,082,310
*	Morgan’s Foods, Inc.	800	4,456
*	Mossimo, Inc.	16,100	123,970
*	Mothers Work, Inc.	14,754	392,161
*	Motorcar Parts of America, Inc.	2,400	28,920
	Movado Group, Inc.	62,000	1,158,780
#	Movie Gallery, Inc.	98,161	489,823
*	MTR Gaming Group, Inc.	76,151	741,711
*	Multimedia Games, Inc.	78,235	877,014
*	Nathan’s Famous, Inc.	10,473	142,244
*	National Lampoon, Inc.	3,200	6,336
	National Presto Industries, Inc.	7,400	401,820
*	National RV Holdings, Inc.	30,000	171,000
*	Nature Vision, Inc.	500	4,465

6

#	Nautilus Group, Inc.	93,400	1,578,460
* #	Navarre Corp.	77,360	270,760
*	Navigant International, Inc.	47,114	765,131
	Nelson (Thomas), Inc.	39,200	1,166,200
* #	Netflix, Inc.	152,282	4,216,689
*	Nevada Gold & Casinos, Inc.	37,550	275,992
*	New Frontier Media, Inc.	68,064	588,073
*	Nitches, Inc.	2,592	11,845
	Nobel Learning Communities, Inc.	9,400	95,551
	Nobility Homes, Inc.	9,603	266,483
	Noble International, Ltd.	40,740	633,507
*	NTN Communications, Inc.	134,393	216,373
#	Oakley, Inc.	186,600	3,078,900
*	Odd Job Stores, Inc.	12,700	2,413
* #	Oneida, Ltd.	28,700	6,314
*	Opinion Research Corp.	6,500	39,422
	Orleans Homebuilders, Inc.	49,000	968,240
*	O’Charleys, Inc.	65,562	1,091,607
*	Outdoor Channel Holdings, Inc.	48,100	584,415
* #	Overstock.com, Inc.	54,800	1,179,844
	Oxford Industries, Inc.	49,300	1,987,776
*	P & F Industries, Inc. Class A	2,700	35,802
* #	P.F. Chang’s China Bistro, Inc.	76,900	3,184,429
*	Palm Harbor Homes, Inc.	66,211	1,279,197
* #	Pantry, Inc.	65,300	3,774,340
*	Papa John’s International, Inc.	97,100	3,054,766
*	Paxson Communications Corp.	115,000	96,600
* #	Payless ShoeSource, Inc.	192,100	5,125,228
*	PC Mall, Inc.	34,017	215,668
*	Pegasus Communications Corp.	17,040	47,542
*	Perry Ellis International, Inc.	26,900	649,904
*	Petco Animal Supplies, Inc.	167,800	3,550,648
*	PetMed Express, Inc.	69,465	859,977
	Phillips-Van Heusen Corp.	118,500	4,200,825
*	Phoenix Footwear Group, Inc.	17,500	85,400
*	Phoenix Gold International, Inc.	600	171
#	Pier 1 Imports, Inc.	243,100	2,063,919
*	Pinnacle Entertainment, Inc.	141,300	4,373,235
*	Playboy Enterprises, Inc. Class A	4,700	40,749
*	Playboy Enterprises, Inc. Class B	79,100	762,524
*	Point.360	12,472	28,436
*	Pomeroy IT Solutions, Inc.	30,837	226,035
#	Pre-Paid Legal Services, Inc.	40,450	1,413,323
* #	Priceline.com, Inc.	115,116	3,580,108
*	PRIMEDIA, Inc.	686,738	1,256,731
*	Princeton Review, Inc.	57,332	323,352
* #	Progressive Gaming International Corp.	92,775	937,955
*	Proliance International, Inc.	42,149	195,993
*	ProQuest Co.	78,100	930,952
*	QEP Co., Inc.	2,375	24,795
* #	Quaker Fabric Corp.	42,450	67,920
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	145,296	581,184
* #	Quiksilver, Inc.	69,200	862,232
*	Radio One, Inc. Class D	201,149	1,474,422

7

*	Rare Hospitality International, Inc.	97,550	2,999,662
*	RC2 Corp.	60,191	2,139,790
*	RCN Corp.	105,149	2,762,264
#	Reader’s Digest Association, Inc.	268,800	3,825,024
*	Reading International, Inc. Class A	17,549	141,620
*	Reading International, Inc. Class B	1,060	8,162
*	Red Lion Hotels Corp.	29,100	334,068
* #	Red Robin Gourmet Burgers, Inc.	46,249	1,940,146
*	RedEnvelope, Inc.	25,449	259,580
*	Regent Communications, Inc.	116,638	486,380
*	Rent-A-Center, Inc.	151,668	3,606,665
*	Rentrak Corp.	30,700	329,104
*	Rent-Way, Inc.	73,900	532,819
*	Restoration Hardware, Inc.	102,000	660,960
* #	Retail Ventures, Inc.	121,500	1,852,875
*	Rex Stores Corp.	25,800	380,808
*	Riviera Holdings Corp.	10,800	227,340
*	Rockford Corp.	25,500	94,350
*	Rocky Brands, Inc.	10,200	242,760
*	Rubio’s Restaurants, Inc.	26,395	237,555
#	Ruby Tuesday, Inc.	19,300	536,733
	Russ Berrie & Co., Inc.	54,100	703,300
	Russell Corp.	92,600	1,689,950
*	Ryan’s Restaurant Group, Inc.	122,200	1,511,614
	S&K Famous Brands, Inc.	2,100	31,920
*	Safety Components International, Inc.	118	1,628
*	Saga Communications, Inc. Class A	46,125	465,401
*	Salem Communications Corp.	52,269	756,332
* #	Salton, Inc.	39,200	107,800
	Sauer-Danfoss, Inc.	115,300	2,868,664
*	Schieb (Earl), Inc.	2,200	8,800
*	Scholastic Corp.	101,362	2,667,848
* #	Select Comfort Corp.	104,775	3,432,429
* #	Sharper Image Corp.	43,300	587,148
*	Shiloh Industries, Inc.	45,866	900,350
*	Shoe Carnival, Inc.	36,879	858,912
*	Shoe Pavilion, Inc.	6,100	44,896
* #	Shuffle Master, Inc.	100,830	3,676,262
	Sinclair Broadcast Group, Inc. Class A	126,600	1,077,366
* #	Six Flags, Inc.	262,805	2,207,562
*	Skechers U.S.A., Inc. Class A	69,200	1,858,712
	Skyline Corp.	23,200	857,936
* #	Smith & Wesson Holding Corp.	113,700	845,928
*	Smith & Wollensky Restaurant Group, Inc.	13,000	65,520
	Sonesta International Hotels Corp. Class A	100	2,112
	Sonic Automotive, Inc.	87,200	2,086,696
* #	Sotheby’s Holdings, Inc. Class A	170,100	4,550,175
* #	Source Interlink Companies, Inc.	144,900	1,643,166
*	Southern Energy Homes, Inc.	13,425	94,646
*	Spanish Broadcasting System, Inc.	101,300	553,098
*	SPAR Group, Inc.	2,800	2,996
	Spartan Motors, Inc.	36,745	510,388
	Speedway Motorsports, Inc.	65,290	2,510,400
*	Sport Chalet, Inc. Class A	4,625	38,387
*	Sport Chalet, Inc. Class B	675	5,197

8

*	Sport Supply Group, Inc.	8,700	46,545
	Sport-Haley, Inc.	2,800	14,308
*	Sportsman’s Guide, Inc.	20,833	634,990
	Stage Stores, Inc.	85,301	2,776,548
*	Stamps.com, Inc.	68,523	2,055,005
	Standard Motor Products, Inc.	55,100	435,841
	Stanley Furniture, Inc.	26,282	672,819
	Star Buffet, Inc.	2,700	20,358
	Stein Mart, Inc.	114,616	1,776,548
*	Steinway Musical Instruments, Inc.	18,200	492,310
	Steven Madden, Ltd.	60,199	1,925,180
	Stewart Enterprises, Inc.	277,399	1,578,400
*	Stoneridge, Inc.	57,600	448,128
*	Strattec Security Corp.	4,030	171,275
	Strayer Education, Inc.	8,100	807,570
	Stride Rite Corp.	106,500	1,340,835
	Sturm Ruger & Co., Inc.	73,600	452,640
*	Sunterra Corp.	55,617	575,080
#	Superior Industries International, Inc.	74,500	1,370,055
	Superior Uniform Group, Inc.	6,800	87,720
*	Syms Corp.	28,800	517,824
*	Syntax-Brillian Corp.	76,387	172,635
*	Systemax, Inc.	92,968	695,401
*	Tag-It Pacific, Inc.	40,500	24,300
#	Talbots, Inc.	87,200	1,854,744
	Tandy Brand Accessories, Inc.	8,200	84,460
* #	Tandy Leather Factory, Inc.	29,000	191,690
*	Tarrant Apparel Group	78,937	140,508
#	Technical Olympic USA, Inc.	157,240	2,839,754
* #	Tempur-Pedic International, Inc.	247,200	3,401,472
*	Tenneco Automotive, Inc.	130,700	3,115,888
*	Texas Roadhouse, Inc.	20,100	273,561
*	The Children’s Place Retail Stores, Inc.	77,900	4,531,443
* #	The Dress Barn, Inc.	178,504	4,175,209
	The Hallwood Group, Inc.	56	5,880
	The Marcus Corp.	61,900	1,090,059
	The Men’s Wearhouse, Inc.	141,000	4,775,670
	The Pep Boys - Manny, Moe & Jack	157,100	2,128,705
*	The Rowe Companies	13,200	24,288
*	The Sands Regent	2,000	29,200
*	The Sports Club Co., Inc.	19,400	22,310
*	The Steak n Shake Co.	78,118	1,279,573
* #	TiVo, Inc.	249,126	1,576,968
*	Too, Inc.	95,500	3,915,500
	Traffix, Inc.	39,775	225,922
*	Trans World Entertainment Corp.	76,000	455,240
	Triarc Companies, Inc. Class A	80,300	1,322,541
	Triarc Companies, Inc. Class B	47,500	721,525
*	Triple Crown Media, Inc.	11,955	95,760
*	Tropical Sportswear International Corp.	3,175	0
* #	True Religion Apparel, Inc.	64,807	1,103,015
*	Trump Entertainment Resorts, Inc.	2,659	57,594
#	Tuesday Morning Corp.	108,136	1,737,746
	Tupperware Corp.	168,000	3,455,760
*	Tweeter Home Entertainment Group, Inc.	72,700	503,811

9

*	Ultimate Electronics, Inc.	858	0
*	Unapix Entertainment, Inc.	6,100	1
*	Unifi, Inc.	136,434	470,697
	Unifirst Corp.	23,850	764,392
	United Auto Group, Inc.	97,500	4,108,650
*	United Retail Group, Inc.	38,866	551,897
*	Universal Electronics, Inc.	37,624	669,331
*	Universal Technical Institute, Inc.	77,800	1,925,550
*	Vail Resorts, Inc.	104,100	3,742,395
*	Valassis Communications, Inc.	31,500	913,185
	Value Line, Inc.	9,615	402,868
*	ValueVision Media, Inc. Class A	107,552	1,334,720
*	Varsity Group, Inc.	42,036	182,857
*	VCG Holding Corp.	810	964
*	Vertrue, Inc.	26,300	1,024,385
*	Virco Manufacturing Corp.	13,969	62,860
	Visteon Corp.	348,200	2,583,644
* #	Warnaco Group, Inc.	129,817	2,335,408
*	Waxman Industries, Inc.	600	3,780
* #	WCI Communities, Inc.	125,000	2,648,750
	Wellco Enterprises, Inc.	1,000	13,000
* #	Wells-Gardner Electronics Corp.	24,804	60,274
* #	West Marine, Inc.	56,678	813,896
*	Western Metals Corp.	7,400	2,960
*	Wet Seal, Inc. Class A	193,378	879,870
	Weyco Group, Inc.	600	12,246
*	Wilsons The Leather Experts, Inc.	109,645	400,204
*	Winmark Corp.	5,056	132,821
#	Winnebago Industries, Inc.	91,900	2,608,122
* #	WisdomTree Investments, Inc.	4,500	25,650
* #	WMS Industries, Inc.	88,400	2,293,096
	Wolverine World Wide, Inc.	165,200	3,789,688
	World Wrestling Federation Entertainment, Inc.	62,300	1,112,055
	Yankee Candle Co., Inc.	121,900	3,325,432
*	Young Broadcasting, Inc. Class A	53,248	172,524
*	Zale Corp.	123,600	2,902,128
*	Zapata Corp.	18,220	131,184
Total Consumer Discretionary			540,956,713

Consumer Staples — (3.1%)
*	Advanced Nutraceuticals, Inc.	700	2,275
	Alico, Inc.	6,800	374,000
	Alliance One International, Inc.	275,516	1,190,229
#	American Italian Pasta Co.	53,500	392,155
	Andersons, Inc.	10,800	1,115,424
*	Atlantic Premium Brands, Ltd.	2,000	910
*	Boston Beer Co., Inc. Class A	28,600	773,058
*	Bridgford Foods Corp.	10,100	61,206
*	Cagle’s, Inc. Class A	2,000	15,800
	Calavo Growers, Inc.	25,243	271,362
	Cal-Maine Foods, Inc.	60,800	425,600
*	Carrington Laboratories, Inc.	30,580	129,965
	Casey’s General Stores, Inc.	145,910	3,266,925
	CCA Industries, Inc.	20,266	191,514
* #	Central European Distribution Corp.	68,827	2,203,841

10

* #	Central Garden & Pet Co.	63,500	2,658,745
*	Chattem, Inc.	56,600	1,985,528
	Chiquita Brands International, Inc.	113,596	1,625,559
	Coca-Cola Bottling Co. Consolidated	5,900	288,215
	Corn Products International, Inc.	25,900	691,012
*	Cuisine Solutions, Inc.	44,900	273,890
*	Darling International, Inc.	186,200	750,386
	Delta & Pine Land Co.	103,800	2,939,616
*	Elizabeth Arden, Inc.	86,000	1,754,400
	Farmer Brothers Co.	23,300	472,291
*	Female Health Co.	9,000	13,500
	Flowers Foods, Inc.	163,437	4,751,114
*	Foodarama Supermarkets, Inc.	1,200	63,000
*	Galaxy Nutritional Foods, Inc.	9,600	4,800
* #	Gardenburger, Inc.	4,000	14
*	Genesee Corp. Class B	200	316
*	Glacier Water Services, Inc.	3,500	84,000
	Golden Enterprises, Inc.	11,430	32,347
	Great Atlantic & Pacific Tea Co., Inc.	118,900	2,996,280
*	Green Mountain Coffee, Inc.	21,401	844,911
*	Griffin Land & Nurseries, Inc. Class A	2,200	69,663
*	Hain Celestial Group, Inc.	110,495	2,836,407
*	Hines Horticulture, Inc.	22,500	81,675
*	IGI, Inc.	2,100	3,570
	Imperial Sugar Co. (New)	25,720	598,247
	Ingles Market, Inc. Class A	33,859	584,745
*	Integrated Biopharma, Inc.	36,500	284,700
	Inter Parfums, Inc.	58,736	1,051,962
*	Interstate Bakeries Corp.	81,300	654,465
	J & J Snack Foods Corp.	53,120	1,718,432
*	Katy Industries, Inc.	11,399	35,109
	Lancaster Colony Corp.	96,785	3,771,711
	Lance, Inc.	87,800	2,091,396
* #	Lifeway Foods, Inc.	4,957	53,436
	Longs Drug Stores Corp.	95,000	4,373,800
#	Mannatech, Inc.	77,600	1,085,624
	Marsh Supermarkets, Inc. Class A	1,600	20,174
	Marsh Supermarkets, Inc. Class B	4,400	55,396
*	Maui Land & Pineapple Co., Inc.	20,700	756,585
*	Medifast, Inc.	37,000	666,000
	MGP Ingredients, Inc.	46,455	1,323,038
*	Monterey Pasta Co.	31,100	207,437
#	Nash Finch Co.	38,640	897,607
	National Beverage Corp.	108,500	1,412,670
*	Natrol, Inc.	11,900	26,299
*	Natural Alternatives International, Inc.	12,000	121,800
*	Natural Health Trends Corp.	10,874	50,564
	Nature’s Sunshine Products, Inc.	40,784	440,467
*	NBTY, Inc.	188,100	4,931,982
	Nu Skin Enterprises, Inc. Class A	178,300	3,059,628
	Oil-Dri Corp. of America	4,100	73,595
*	Omega Protein Corp.	63,400	388,008
* #	Parlux Fragrances, Inc.	25,923	714,438
*	Pathmark Stores, Inc.	150,779	1,409,784
*	Peet’s Coffee & Tea, Inc.	39,257	1,138,060

11

* #	Performance Food Group Co.	123,587	4,027,700
*	Pizza Inn, Inc.	9,700	30,031
*	Playtex Products, Inc.	189,100	2,174,650
*	PriceSmart, Inc.	78,068	971,158
*	Pyramid Breweries, Inc.	8,700	22,794
	Ralcorp Holdings, Inc.	77,600	3,244,456
*	Redhook Ale Brewery, Inc.	12,400	48,112
	Reliv International, Inc.	48,722	540,814
*	Revlon, Inc.	1,102,142	3,284,383
	Rocky Mountain Chocolate Factory, Inc.	11,304	152,265
	Ruddick Corp.	137,200	3,215,968
* #	San Filippo (John B.) & Son, Inc.	22,993	317,533
	Sanderson Farms, Inc.	53,400	1,635,108
*	Scheid Vineyards, Inc.	440	14,080
*	Schiff Nutrition International, Inc.	10,200	69,258
	Seaboard Corp.	1,400	1,836,800
*	Seneca Foods Corp. Class A	200	4,645
*	Seneca Foods Corp. Class B	1,300	31,174
*	Smart & Final Food, Inc.	91,900	1,576,085
	Spartan Stores, Inc.	60,375	799,969
* #	Spectrum Brands, Inc.	81,100	1,257,050
* #	Star Scientific, Inc.	215,295	585,602
	Stephan Co.	3,400	11,628
	Tasty Baking Co.	20,500	185,730
	The Topps Co., Inc.	114,348	934,223
*	Tofutti Brands, Inc.	9,385	27,592
	Tootsie Roll Industries, Inc.	10,400	315,432
*	United Natural Foods, Inc.	121,713	4,028,700
	United-Guardian, Inc.	6,700	61,037
	Universal Corp.	74,600	2,749,756
* #	USANA Health Services, Inc.	50,860	1,912,845
#	Vector Group, Ltd.	139,470	2,341,701
*	Vermont Pure Holdings, Ltd.	16,800	27,888
	WD-40 Co.	46,789	1,522,046
	Weis Markets, Inc.	75,607	3,027,304
*	Wild Oats Markets, Inc.	84,169	1,342,496
* #	Winn-Dixie Stores, Inc.	229,900	89,661
Total Consumer Staples			114,050,336

Energy — (5.3%)
*	Abraxas Petroleum Corp.	122,000	574,620
	Adams Resources & Energy, Inc.	11,400	358,416
*	Allis-Chalmers Energy, Inc.	49,900	640,217
*	Alpha Natural Resources, Inc.	37,700	812,812
* #	American Oil & Gas, Inc.	93,100	414,295
*	Arena Resources, Inc.	37,900	1,163,909
*	Atlas America, Inc.	58,053	2,647,217
* #	ATP Oil & Gas Corp.	86,400	3,627,072
*	Atwood Oceanics, Inc.	86,500	4,218,605
	Barnwell Industries, Inc.	8,226	181,589
	Berry Petroleum Corp. Class A	61,400	3,812,940
*	Bolt Technology Corp.	15,200	184,072
*	Boots & Coots International Well Control, Inc.	92,200	153,974
*	BPZ Energy, Inc.	544	1,523
*	Brigham Exploration Co.	126,713	975,690

12

* #	Bristow Group, Inc.	65,400	2,355,054
*	Callon Petroleum Co.	56,162	1,003,053
	CARBO Ceramics, Inc.	67,450	3,390,711
*	Carrizo Oil & Gas, Inc.	70,696	1,992,213
	Cimarex Energy Co.	169	6,855
	CKX Lands, Inc.	1,900	23,389
*	Clayton Williams Energy, Inc.	31,376	1,248,765
* #	Comstock Resources, Inc.	118,300	3,352,622
*	Contango Oil & Gas Co.	42,800	556,400
*	Dawson Geophysical Co.	21,000	725,970
* #	Delta Petroleum Corp.	169,915	2,922,538
*	Dril-Quip, Inc.	55,700	4,385,261
* #	Dune Energy, Inc.	63,400	218,730
*	Edge Petroleum Corp.	49,913	1,033,698
*	Encore Acquisition Co.	43,100	1,144,736
* #	Endeavour International Corp.	208,700	567,664
* #	Energy Partners, Ltd.	106,300	2,253,560
*	FX Energy, Inc.	87,454	424,152
* #	Gasco Energy, Inc.	237,895	1,063,391
*	Giant Industries, Inc.	40,500	2,559,600
*	Goodrich Petroleum Corp.	71,900	1,761,550
*	Grey Wolf, Inc.	539,300	4,125,645
* #	GSV, Inc.	1,340	174
	Gulf Island Fabrication, Inc.	37,577	861,641
*	Gulfmark Offshore, Inc.	59,214	1,489,824
*	Gulfport Energy Corp.	31,100	414,252
*	Hanover Compressor Co.	253,300	4,551,801
*	Harvest Natural Resources, Inc.	106,500	1,470,765
* #	Horizon Offshore, Inc.	1,559	36,948
* #	Hornbeck Offshore Services, Inc.	78,600	2,782,440
*	Houston Exploration Co.	22,797	1,214,852
* #	Hydril Co.	40,944	3,066,296
*	Infinity, Inc.	40,611	276,155
* #	Input/Output, Inc.	233,300	2,253,678
*	KCS Energy, Inc.	146,500	4,128,370
*	Key Energy Group, Inc.	191,900	3,233,515
* #	KFX, Inc.	229,400	3,234,540
*	Lone Star Technologies, Inc.	79,000	3,831,500
	Lufkin Industries, Inc.	32,100	1,941,729
	Maritrans, Inc.	31,210	804,906
	MarkWest Hydrocarbon, Inc.	26,823	604,859
* #	Matrix Service Co.	66,594	788,473
* #	McMoran Exploration Co.	82,064	1,389,344
*	Meridian Resource Corp.	242,400	780,528
* #	Metretek Technologies, Inc.	39,000	557,310
*	Mexco Energy Corp.	300	2,265
*	Miller Petroleum, Inc.	569	501
*	Mitcham Industries, Inc.	26,900	396,506
*	NATCO Group, Inc. Class A	49,200	1,512,900
*	Natural Gas Services Group	24,289	383,766
*	Newpark Resources, Inc.	251,500	1,478,820
*	NS Group, Inc.	65,000	3,244,800
*	Oceaneering International, Inc.	74,400	5,580,000
* #	Oil States International, Inc.	125,931	4,374,843
*	OMNI Energy Services Corp.	46,800	294,840

13

	Panhandle Royalty Co.	1,200	24,300
*	Parallel Petroleum Corp.	101,100	2,444,598
*	Parker Drilling Co.	301,800	2,227,284
	Penn Virginia Corp.	54,100	3,673,390
* #	Petrohawk Energy Corp.	238,531	2,797,969
*	Petroleum Development Corp.	47,233	1,721,171
*	PetroQuest Energy, Inc.	98,900	1,029,549
*	PHI, Inc. Non-Voting	30,400	1,057,312
*	Pioneer Drilling Co.	69,500	984,815
*	Remington Oil & Gas Corp.	77,600	3,285,584
*	Rentech, Inc.	396,000	1,785,960
*	Royale Energy, Inc.	6,531	37,553
	RPC, Inc.	152,200	3,559,958
* #	SEACOR Holdings, Inc.	49,707	4,051,120
#	St. Mary Land & Exploration Co.	47,300	1,848,957
*	Stone Energy Corp.	72,763	3,627,236
* #	SulphCo, Inc.	195,500	1,896,350
*	Swift Energy Corp.	77,500	3,112,400
* #	Syntroleum Corp.	161,726	1,052,836
*	T-3 Energy Services, Inc.	1,250	30,050
*	Tengasco, Inc.	217	269
*	Teton Energy Corp.	33,400	214,762
*	TETRA Technologies, Inc.	194,400	5,651,208
*	TGC Industries, Inc.	45,235	515,227
*	Torch Offshore, Inc.	30	0
* #	Toreador Resources Corp.	8,100	230,850
* #	Transmeridian Exploration, Inc.	260,700	1,642,410
*	TransMontaigne, Inc.	131,200	1,508,800
*	Trico Marine Services, Inc.	42,419	1,370,134
* #	Tri-Valley Corp.	62,500	563,125
*	U.S. Energy Corp. Wyoming	11,100	51,060
*	Universal Compression Holdings, Inc.	83,949	4,879,116
	USEC, Inc.	242,431	2,923,718
*	VAALCO Energy, Inc.	170,500	1,203,730
*	Veritas DGC, Inc.	97,100	4,586,033
*	Warren Resources, Inc.	122,800	1,533,772
*	Westmoreland Coal Co.	22,500	650,025
*	W-H Energy Services, Inc.	82,100	4,625,514
*	Whiting Petroleum Corp.	95,860	3,628,301
	World Fuel Services Corp.	79,300	3,961,035
Total Energy			193,853,130

Financials — (12.0%)
*	1st Constitution Bancorp	312	5,775
	1st Independence Financial Group, Inc.	2,900	51,475
	1st Source Corp.	58,231	1,661,330
#	21st Century Holding Co.	20,550	315,237
	21st Century Insurance Group	237,900	3,597,048
	Abigail Adams National Bancorp, Inc.	363	5,100
	Access National Corp.	1,700	17,680
*	Accredited Home Lenders Holding Co.	63,556	3,301,099
*	ACE Cash Express, Inc.	40,232	1,070,574
	Advance America Cash Advance Centers, Inc.	32,400	490,860
	Advanta Corp. Class A	27,417	917,373
	Advanta Corp. Class B Non-Voting	54,342	1,988,917

14

*	Aether Holdings, Inc.	119,742	480,165
* #	Agility Capital, Inc.	500	3
	Alabama National Bancorporation	49,646	3,352,098
	Alfa Corp.	232,468	3,610,228
	Amcore Financial, Inc.	71,965	2,169,745
	Ameriana Bancorp	2,812	38,271
*	American Bancorp of New Jersey, Inc.	3,800	43,358
* #	American Business Financial Services, Inc.	1,153	12
	American Equity Investment Life Holding Co.	163,200	2,129,760
*	American Independence Corp.	8,300	90,802
	American National Bankshares, Inc.	400	9,096
*	American Physicians Capital, Inc.	23,000	1,063,060
	American Physicians Services Group, Inc.	100	1,430
	American River Bankshares	5,500	150,370
	American West Bancorporation	32,600	760,232
	Ameris Bancorp	37,324	795,001
*	AmeriServe Financial, Inc.	52,766	263,830
	Anchor Bancorp Wisconsin, Inc.	61,117	1,781,561
*	Argonaut Group, Inc.	90,522	2,784,457
	Arrow Financial Corp.	15,103	376,367
	ASB Financial Corp.	900	18,562
*	Asset Acceptance Capital Corp.	59,143	1,023,174
	ASTA Funding, Inc.	39,400	1,440,464
*	Atlantic American Corp.	20,440	59,072
	Atlantic Coast Federal Corp.	7,297	111,279
	Atlantic Liberty Financial Corp.	1,700	40,375
	Baldwin & Lyons, Inc. Class B	28,025	658,587
	BancFirst Corp.	43,800	1,960,050
*	Bancinsurance Corp.	5,700	34,200
	Bancorp Rhode Island, Inc.	2,100	78,981
*	Bancshares of Florida, Inc.	14,628	321,816
	Bank of Commerce Holdings	600	6,222
	Bank of Granite Corp.	23,823	455,496
	Bank of the Ozarks, Inc.	48,500	1,565,095
	BankAtlantic Bancorp, Inc. Class A	163,785	2,407,639
	BankUnited Financial Corp. Class A	103,775	3,219,100
	Banner Corp.	34,051	1,256,482
	Bar Harbor Bankshares	800	23,272
	Berkshire Hills Bancorp, Inc.	21,400	736,160
	Beverly Hills Bancorp, Inc.	61,837	580,649
*	BFC Financial Corp.	75,938	492,838
*	BNCCORP, Inc.	2,600	32,500
	Boston Private Financial Holdings, Inc.	101,600	3,048,000
	Bristol West Holdings, Inc.	88,300	1,490,504
	Brooke Corp.	12,500	148,625
#	Brookline Bancorp, Inc.	178,619	2,557,824
	Bryn Mawr Bank Corp.	1,800	39,780
	BWC Financial Corp.	2,200	88,704
	C&F Financial Corp.	300	11,997
	California First National Bancorp	11,300	166,110
	Camco Financial Corp.	8,051	113,358
	Camden National Corp.	4,200	164,094
	Capital Bank Corp.	1,600	26,320
	Capital City Bank Group, Inc.	1,700	56,134
	Capital Corp. of the West	30,619	1,014,407

15

*	Capital Crossing Bank	12,900	292,830
	Capital Southwest Corp.	1,200	118,788
	Capital Title Group, Inc.	43,019	322,212
	Capitol Bancorp, Ltd.	45,964	1,882,685
	Cardinal Financial Corp.	70,690	859,590
	Carver Bancorp, Inc.	900	15,030
	Cash America International, Inc.	84,800	2,609,296
*	Cash Systems, Inc.	40,500	275,805
	Center Bancorp, Inc.	10,266	135,306
	Center Financial Corp.	46,738	1,090,398
	Centerstate Banks of Florida, Inc.	5,200	104,520
	Central Bancorp, Inc.	1,600	52,800
	Central Pacific Financial Corp.	88,300	3,176,151
	Central Virginia Bankshares, Inc.	2,732	75,925
	Century Bancorp, Inc. Class A	1,000	26,900
*	Ceres Group, Inc.	94,168	564,066
	CFS Bancorp, Inc.	27,220	402,312
	Charter Financial Corp.	22,111	837,786
	Chemical Financial Corp.	71,873	2,099,410
	Chittenden Corp.	135,953	3,677,529
	Citizens Banking Corp.	124,562	3,318,332
	Citizens First Bancorp, Inc.	24,477	673,117
	Citizens South Banking Corp.	16,729	207,607
* #	Citizens, Inc.	110,554	583,725
	City Holding Co.	52,542	1,899,919
	Clark, Inc.	49,924	658,997
*	CNA Surety Corp.	121,718	2,089,898
#	CNB Financial Corp.	1,900	26,448
	CoBiz, Inc.	22,429	468,093
	Cohen & Steers, Inc.	101,000	2,482,580
#	Colony Bankcorp, Inc.	102	1,834
	Columbia Banking System, Inc.	45,887	1,541,803
	Comm Bancorp, Inc.	100	4,093
	Commercial Bancshares, Inc.	8,340	293,401
	Commercial Capital Bancorp, Inc.	33,525	526,342
	Commercial National Financial Corp.	3,100	60,605
	Community Bancorp, Inc.	2,845	119,149
	Community Bank System, Inc.	86,800	1,683,052
	Community Banks, Inc.	6,687	172,190
	Community Bankshares, Inc.	610	9,684
	Community Central Bank Corp.	1,680	19,404
	Community Trust Bancorp, Inc.	21,496	731,509
	Community West Bancshares	5,400	84,294
* #	CompuCredit Corp.	23,025	880,936
*	Consumer Portfolio Services, Inc.	32,904	246,451
	Cooperative Bankshares, Inc.	2,100	52,500
#	Corus Bankshares, Inc.	145,488	4,110,036
*	Cowlitz Bancorporation	1,441	21,327
	Crawford & Co. Class A	26,400	155,760
	Crawford & Co. Class B	24,500	149,205
	CVB Financial Corp.	221,469	3,587,798
*	Dearborn Bancorp, Inc.	5	119
	Delphi Financial Group, Inc. Class A	73,250	3,872,727
	Delta Financial Corp.	59,100	555,540
	Dime Community Bancshares	106,800	1,510,152

16

*	Dollar Financial Corp.	39,500	754,845
	Donegal Group, Inc. Class A	54,360	960,541
	Donegal Group, Inc. Class B	5,080	85,598
	EMC Insurance Group, Inc.	39,860	1,270,737
*	Encore Capital Group, Inc.	65,700	601,812
	Enterprise Financial Services Corp.	928	23,980
*	Epoch Holding Corp.	8,200	41,000
	ESB Financial Corp.	11,362	136,571
	Evans Bancorp, Inc.	114	2,567
*	EZCORP, Inc. Class A Non-Voting	10,500	339,255
#	F.N.B. Corp.	166,520	2,685,968
	FBL Financial Group, Inc. Class A	80,900	2,894,602
	Federal Agriculture Mortgage Corporation	27,800	696,390
	Federal Trust Corp.	1,093	12,739
	Fidelity Bankshares, Inc.	72,848	2,361,004
	Fidelity Southern Corp.	8,900	156,017
	Financial Federal Corp.	78,500	2,195,645
*	Financial Industries Corp.	12,082	99,797
	Financial Institutions, Inc.	600	11,364
*	Firebrand Financial Group, Inc.	9,100	660
*	First Acceptance Corp.	140,800	1,743,104
	First Albany Companies, Inc.	41,288	172,997
	First Bancorp	40,914	859,603
	First Bancshares, Inc.	101	1,692
*	First Bank of Delaware	6,767	15,767
	First Busey Corp.	62,343	1,274,291
*	First Cash Financial Services, Inc.	92,862	1,992,819
	First Charter Corp.	89,110	2,133,293
	First Citizens BancShares, Inc.	1,100	207,691
	First Commonwealth Financial Corp.	204,051	2,673,068
	First Community Bancorp	63,538	3,689,016
	First Community Bancshares, Inc.	32,461	1,035,506
	First Defiance Financial Corp.	12,759	345,514
	First Federal Bancshares of Arkansas, Inc.	6,020	143,336
	First Federal Bankshares, Inc.	1,603	35,587
	First Financial Bancorp	120,053	1,948,460
	First Financial Bankshares, Inc.	33,023	1,154,154
	First Financial Corp.	35,987	1,100,842
	First Financial Holdings, Inc.	34,328	1,066,571
	First Financial Service Corp.	100	3,001
	First Franklin Corp.	300	4,761
	First Indiana Corp.	48,902	1,282,210
*	First Investors Financial Services Group, Inc.	5,300	41,075
	First Keystone Financial, Inc.	2,000	39,140
	First M&F Corp.	8,400	165,349
*	First Mariner Bancorp, Inc.	6,200	119,350
	First Merchants Corp.	53,429	1,266,802
	First Midwest Bancorp, Inc.	1,414	49,716
	First Mutual Bancshares, Inc.	6,722	175,511
	First National Lincoln Corp.	100	1,662
	First Niagara Financial Group, Inc.	312,904	4,408,817
	First Oak Brook Bancshares, Inc.	20,150	739,303
	First PacTrust Bancorp, Inc.	8,000	231,680
	First Place Financial Corp.	43,758	999,870
	First Republic Bank	76,425	3,211,378

17

#	First South Bancorp, Inc.	9,009	263,964
	First State Bancorporation	50,676	1,183,791
	First United Corp.	4,616	98,690
	Firstbank Corp.	9,030	212,670
	FirstBank NW Corp.	5,656	117,419
*	FirstCity Financial Corp.	31,900	362,703
* #	FirstFed Financial Corp.	48,000	2,776,320
	Flag Financial Corp.	9,650	203,422
	Flagstar Bancorp, Inc.	171,500	2,768,010
	Flushing Financial Corp.	56,421	938,845
	FMS Financial Corp.	4,900	91,042
	FNB Corp. VA	200	6,780
	FNB Financial Services Corp.	3,181	47,556
	FNB United Corp.	3,640	67,813
*	FPIC Insurance Group, Inc.	29,046	1,091,258
*	Franklin Bank Corp.	67,157	1,336,424
	Frontier Financial Corp.	87,009	2,973,968
	GAMCO Investors, Inc.	18,200	644,462
	Gateway Financial Holdings, Inc.	28,561	448,408
	GB&T Bancshares, Inc.	36,918	796,321
	Glacier Bancorp, Inc.	93,071	2,723,257
	Great American Financial Resources, Inc.	60,200	1,177,512
*	Great Lakes Bancorp, Inc.	18,555	327,496
	Great Southern Bancorp, Inc.	20,650	547,225
	Greater Bay Bancorp	144,712	4,313,865
	Greater Community Bancorp	4,717	72,170
	Greene County Bancshares, Inc.	28,322	851,643
*	Greenville First Bancshares, Inc.	800	16,648
	GS Financial Corp.	500	9,025
	Guaranty Bancshares, Inc.	2,900	105,125
	Guaranty Federal Bancshares, Inc.	3,600	103,320
	Hancock Holding Co.	94,429	5,093,500
	Hanmi Financial Corp.	141,143	2,705,711
	Harbor Florida Bancshares, Inc.	69,791	2,565,517
	Harleysville Group, Inc.	88,476	2,449,900
	Harleysville National Corp.	79,475	1,590,295
	Heartland Financial USA, Inc.	6,945	174,667
	Heritage Commerce Corp.	34,266	824,097
	Heritage Financial Corp.	9,145	228,625
	HF Financial Corp.	5,613	98,368
#	Hilb Rogal Hamilton Co.	104,800	4,077,768
	Hingham Institution for Savings	88	3,318
	HMN Financial, Inc.	4,902	165,442
	Home Federal Bancorp	4,761	132,165
	HopFed Bancorp, Inc.	2,100	34,650
	Horace Mann Educators Corp.	124,638	2,087,686
	Horizon Financial Corp.	27,974	684,524
	IBERIABANK Corp.	27,716	1,687,627
	IBT Bancorp, Inc.	2,200	87,450
	Independence Holding Co.	5,650	124,582
	Independent Bank Corp. MA	44,723	1,423,533
	Independent Bank Corp. MI	63,738	1,717,739
	Infinity Property & Casualty Corp.	59,846	2,550,637
	Integra Bank Corp.	50,638	1,142,900
	Interchange Financial Services Corp.	57,954	1,302,806

18

*	Intervest Bancshares Corp.	21,900	881,256
*	Investment Technology Group, Inc.	110,000	5,203,000
*	Investors Capital Holdings, Ltd.	100	375
	Investors Title Co.	1,662	73,942
	Irwin Financial Corp.	83,000	1,709,800
	ITLA Capital Corp.	14,000	697,900
*	KMG America Corp.	13,100	111,743
	KNBT Bancorp, Inc.	81,884	1,334,709
*	Knight Capital Group, Inc.	290,723	4,482,949
* #	LaBranche & Co., Inc.	112,200	1,451,868
*	Ladenburg Thalmann Financial Services, Inc.	25,269	31,334
	Lakeland Bancorp, Inc.	16,017	223,757
	Lakeland Financial Corp.	450	10,233
	LandAmerica Financial Group, Inc.	50,500	3,379,460
	Leesport Financial Corp.	2,888	66,119
	Lincoln Bancorp	1,200	21,900
	LNB Bancorp, Inc.	2,559	47,060
	LSB Bancshares, Inc.	5,511	99,167
	LSB Corp.	4,200	70,140
	Macatawa Bank Corp.	31,137	1,005,749
	MAF Bancorp, Inc.	98,723	4,273,719
	Main Street Banks, Inc.	56,032	1,539,759
	MainSource Financial Group, Inc.	100	1,700
* #	MarketAxess Holdings, Inc.	4,900	53,655
*	Marlin Business Services, Inc.	32,833	694,090
	MASSBANK Corp.	7,100	233,519
	MB Financial, Inc.	79,966	2,883,574
	MBT Financial Corp.	46,425	757,656
	MCG Capital Corp.	135,034	2,124,085
*	Meadowbrook Insurance Group, Inc.	80,400	609,432
	Medallion Financial Corp.	53,922	702,604
	Mercantile Bank Corp.	7,921	318,424
*	Mercer Insurance Group, Inc.	1,600	29,904
	Merchants Bancshares, Inc.	9,550	232,304
	Merchants Group, Inc.	1,300	38,350
	Merrill Merchants Bancshares, Inc.	222	5,308
	Meta Financial Group, Inc.	2,300	51,750
	MetroCorp Bancshares, Inc.	7,920	242,352
	MFB Corp.	1,300	38,129
	MicroFinancial, Inc.	20,800	72,384
	Mid Penn Bancorp, Inc.	200	5,030
	Midland Co.	12,290	487,913
	MidSouth Bancorp, Inc.	582	16,308
	Mid-State Bancshares	65,303	1,726,611
	Midwest Banc Holdings, Inc.	63,220	1,409,174
	MidWestOne Financial Group, Inc.	296	5,698
	Monroe Bancorp	300	4,710
	Municipal Mortgage & Equity, L.L.C.	110,600	3,033,758
	MutualFirst Financial, Inc.	2,484	50,226
	Nara Bancorp, Inc.	58,811	1,140,933
	National Penn Bancshares, Inc.	134,987	2,570,152
	National Western Life Insurance Co. Class A	1,000	225,980
*	Navigators Group, Inc.	48,284	1,990,266
	NBC Capital Corp.	300	6,030
	NBT Bancorp, Inc.	99,799	2,200,568

19

	NetBank, Inc.	55,733	351,675
	New Hampshire Thrift Bancshares, Inc.	619	9,904
	NewAlliance Bancshares, Inc.	30,700	431,949
	NewMil Bancorp, Inc.	8,001	314,759
*	Newtek Business Services, Inc.	86,488	161,733
	North Bay Bancorp	533	15,373
	North Central Bancshares, Inc.	1,700	67,073
	North Valley Bancorp	739	12,563
	Northeast Bancorp	900	18,990
	Northrim BanCorp, Inc.	5,968	150,046
	Northway Financial, Inc.	2,500	93,500
	Northwest Bancorp, Inc.	145,205	3,635,933
	NYMAGIC, Inc.	11,300	358,775
	Oak Hill Financial, Inc.	5,300	146,651
	OceanFirst Financial Corp.	36,780	801,068
*	Ocwen Financial Corp.	183,734	2,083,544
	Ohio Casualty Corp.	132,778	3,966,079
	Ohio Valley Banc Corp.	1,800	45,396
	Old National Bancorp	190,000	3,644,200
	Old Second Bancorp, Inc.	4,333	130,510
	Omega Financial Corp.	35,967	1,150,584
	PAB Bankshares, Inc.	2,450	47,628
	Pacific Capital Bancorp	121,347	4,171,910
	Pacific Continental Corp.	2,056	34,459
*	Pacific Mercantile Bancorp	28,520	520,490
*	Pacific Premier Bancorp, Inc.	5,000	57,500
	Pamrapo Bancorp, Inc.	7,000	140,000
	Park Bancorp, Inc.	1,200	39,108
	Parkvale Financial Corp.	5,600	160,720
	Partners Trust Financial Group, Inc.	144,489	1,648,619
	PAULA Financial	6,000	15,000
*	Penn Treaty American Corp.	63,900	518,868
	Pennfed Financial Services, Inc.	33,839	621,622
	Penns Woods Bancorp, Inc.	924	35,426
*	Pennsylvania Commerce Bancorp, Inc.	875	24,124
	Peoples Bancorp of North Carolina	700	20,895
	Peoples Bancorp, Inc. IN	400	8,154
	Peoples Bancorp, Inc. OH	30,618	872,001
	PFF Bancorp, Inc.	70,600	2,400,400
*	Pico Holdings, Inc.	37,200	1,264,800
	Pinnacle Bancshares, Inc.	35	492
*	Pinnacle Financial Partners, Inc.	45,235	1,272,913
*	Piper Jaffray Companies, Inc.	52,200	3,303,738
	Placer Sierra Bancshares	1,700	40,851
*	PMA Capital Corp. Class A	92,908	961,598
	Pocahontas Bancorp, Inc.	4,825	61,157
*	Portfolio Recovery Associates, Inc.	46,105	2,271,593
*	Premier Financial Bancorp, Inc.	5,100	77,825
	Presidential Life Corp.	76,892	1,923,069
*	ProAssurance Corp.	83,950	3,963,279
	ProCentury Corp.	29,990	384,172
	Prosperity Bancshares, Inc.	87,225	2,816,495
	Provident Bankshares Corp.	95,693	3,376,049
	Provident Financial Holdings, Inc.	19,825	552,523
	Provident Financial Services, Inc.	196,553	3,608,713

20

	Provident New York Bancorp	121,247	1,566,511
*	PSB Bancorp, Inc.	4,900	58,996
	Pulaski Financial Corp.	23,800	395,794
	Rainier Pacific Financial Group, Inc.	17,066	299,679
	Renasant Corp.	23,253	879,661
#	Republic Bancorp, Inc.	209,458	2,276,808
	Republic Bancorp, Inc. Class A	35,055	717,576
*	Republic First Bancorp, Inc.	10,783	146,110
	Resource America, Inc.	52,253	966,680
*	Rewards Network, Inc.	76,000	638,400
	Riverview Bancorp, Inc.	9,200	224,296
	RLI Corp.	71,400	3,377,220
	Rome Bancorp, Inc.	15,500	199,950
	Royal Bancshares of Pennsylvania, Inc. Class A	4,506	102,511
*	RTW, Inc.	13,050	144,985
	Rurban Financial Corp.	790	9,282
	S&T Bancorp, Inc.	73,581	2,512,055
	S.Y. Bancorp, Inc.	1,500	38,760
	Sanders Morris Harris Group, Inc.	55,739	861,168
	Sandy Spring Bancorp, Inc.	42,950	1,508,833
	SCBT Financial Corp.	1,500	50,685
*	SCPIE Holdings, Inc.	11,100	260,739
*	Seabright Insurance Holdings	52,000	823,680
	Seacoast Banking Corp. of Florida	49,653	1,399,718
	Security Bank Corp.	3,627	80,302
	Selective Insurance Group, Inc.	79,561	4,336,074
*	Siebert Financial Corp.	22,100	59,670
#	Sierra Bancorp	3,870	100,968
	Simmons First National Corp. Class A	41,327	1,091,033
	Sound Federal Bancorp, Inc.	33,284	688,313
*	Southcoast Financial Corp.	3,951	86,527
	Southern Banc Co., Inc.	200	3,390
	Southern Community Financial Corp.	5,000	48,650
	Southside Bancshares, Inc.	4,915	96,137
	Southwest Bancorp, Inc.	40,676	976,631
*	Standard Management Corp.	7,400	3,034
	State Auto Financial Corp.	118,112	3,838,640
	State Bancorp, Inc.	400	6,464
	Sterling Bancorp	53,643	989,713
	Sterling Bancshares, Inc.	131,799	2,252,445
	Sterling Financial Corp.	97,605	2,932,054
	Sterling Financial Corp. (PA)	5,114	108,877
	Stewart Information Services Corp.	47,900	1,820,679
*	Stifel Financial Corp.	34,200	1,269,504
	Suffolk Bancorp	24,788	759,752
	Summit Bancshares, Inc.	27,606	557,917
	Summit Bank Corp.	4,320	65,880
* #	Sun American Bancorp	4,200	22,470
*	Sun Bancorp, Inc.	50,679	859,009
*	Superior Bancorp	58,200	667,554
	Susquehanna Bancshares, Inc.	136,091	3,108,318
	Sussex Bancorp	600	8,730
*	SVB Financial Group	67,458	3,252,825
	SWS Group, Inc.	33,418	776,300
	Synergy Financial Group, Inc.	3,900	57,213

21

	Taylor Capital Group, Inc.	8,057	331,384
	Team Financial, Inc.	2,000	28,850
	Teche Holding Co.	700	30,485
*	Texas Capital Bancshares, Inc.	11,500	263,925
	Texas Regional Bancshares, Inc. Class A	147,601	4,662,716
	Texas United Bancshares, Inc.	100	2,400
	TF Financial Corp.	2,600	74,854
*	The Bancorp, Inc.	39,550	908,068
*	The Enstar Group, Inc.	411	33,875
	The Phoenix Companies, Inc.	256,500	3,637,170
	The Savannah Bancorp, Inc.	200	7,450
	TIB Financial Corp.	516	16,460
	TierOne Corp.	50,812	1,666,634
	Timberland Bancorp, Inc.	9,000	277,200
	Tompkins County Trustco, Inc.	1,538	62,996
	Tower Financial Corp.	2,600	49,673
	Tower Group, Inc.	28,100	871,381
*	Tradestation Group, Inc.	128,987	1,794,209
* #	Trenwick Group, Ltd.	11,975	9
*	Triad Guaranty, Inc.	42,014	2,274,218
	Trico Bancshares	45,600	1,235,304
#	TrustCo Bank Corp. NY	209,404	2,301,350
	UMB Financial Corp.	124,130	3,999,469
	Umpqua Holdings Corp.	124,736	3,285,546
*	Unico American Corp.	12,300	144,525
	Union Bankshares Corp.	19,570	772,428
*	United America Indemnity, Ltd.	23,343	530,586
	United Bancshares, Inc.	200	3,104
	United Bankshares, Inc.	121,400	4,281,778
	United Community Banks, Inc.	111,412	3,316,735
	United Community Financial Corp.	88,872	1,022,917
	United Financial Corp.	975	21,421
	United Fire & Casualty Co.	66,042	2,070,417
*	United PanAm Financial Corp.	49,852	1,403,832
#	United Security Bancshares	7,500	169,875
	Unity Bancorp, Inc.	5,919	107,075
*	Universal American Financial Corp.	153,452	2,146,793
	Univest Corporation of Pennsylvania	11,327	297,107
	USB Holding Co., Inc.	58,005	1,345,738
	Vail Banks, Inc.	1,300	20,865
*	Valley Bancorp	1,518	59,445
*	Vesta Insurance Group, Inc.	90,700	8,163
	Vineyard National Bancorp Co.	12,700	326,136
*	Virginia Commerce Bancorp, Inc.	58,260	1,499,612
	Virginia Financial Group, Inc.	423	16,565
	Washington Banking Co.	7,540	143,260
*	Washington Savings Bank, FSB	2,300	19,780
	Washington Trust Bancorp, Inc.	37,463	972,539
	Wayne Savings Bancshares, Inc.	1,800	27,198
	Wesbanco, Inc.	61,461	1,847,518
	West Bancorporation	46,768	786,170
	West Coast Bancorp	41,129	1,118,298
	Westamerica Bancorporation	13	631
	Westbank Corp.	7,340	120,009
	Western Sierra Bancorp	4,275	181,046

22

	Westfield Financial, Inc.	900	21,591
	Westwood Holdings Group, Inc.	6,679	123,561
	Willow Grove Bancorp, Inc.	40,763	682,780
	Wilshire Bancorp, Inc.	80,150	1,417,853
	Wintrust Financial Corp.	67,019	3,440,085
*	World Acceptance Corp.	51,209	1,647,394
	WVS Financial Corp.	100	1,702
	Yardville National Bancorp	32,109	1,181,932
	Zenith National Insurance Corp.	27,000	1,080,000
Total Financials			437,547,109

Health Care — (12.3%)
*	A.D.A.M., Inc.	700	4,648
*	Abaxis, Inc.	39,300	671,244
*	Abiomed, Inc.	76,370	1,023,358
* #	Able Laboratories, Inc.	8,300	606
*	Acacia Research-CombiMatrix	76,538	143,891
*	Acadia Pharmaceuticals, Inc.	85,010	880,704
* #	Accelr8 Technology Corp.	880	2,561
*	Accelrys, Inc.	68,316	489,826
*	Access Pharmaceuticals, Inc.	27,000	6,075
*	Acusphere, Inc.	66,230	366,914
*	Adolor Corp.	131,200	3,066,144
*	Advanced Magnetics, Inc.	32,724	854,424
*	Advancis Pharmaceutical Corp.	61,874	201,090
*	ADVENTRX Pharmaceuticals, Inc.	202,100	877,114
*	Air Methods Corp.	33,670	755,891
* #	Akorn, Inc.	128,000	513,280
#	Aksys, Ltd.	77,980	64,723
*	Albany Molecular Research, Inc.	87,860	905,837
*	Alexion Pharmaceuticals, Inc.	90,900	2,955,159
* #	Align Technology, Inc.	181,810	1,343,576
* #	Alkermes, Inc.	74,422	1,475,044
*	Alliance Imaging, Inc.	133,300	773,140
*	Allied Healthcare International, Inc.	97,883	373,913
*	Allied Healthcare Products, Inc.	7,100	42,955
*	Allos Therapeutics, Inc.	159,710	511,072
*	Allscripts Healthcare Solutions, Inc.	150,642	2,627,196
*	Almost Family, Inc.	1,600	39,808
* #	Alnylam Pharmaceuticals, Inc.	92,105	1,362,233
	Alpharma, Inc. Class A	123,100	2,883,002
*	Alteon, Inc.	57,900	11,580
*	Amedisys, Inc.	45,875	1,640,031
*	America Services Group, Inc.	28,158	385,765
*	American Caresource Holding, Inc.	367	1,395
*	American Claims Evaluation, Inc.	1,000	2,040
*	American Dental Partners, Inc.	20,750	287,595
*	American Medical Systems Holdings, Inc.	201,526	3,984,169
*	American Retirement Corp.	102,300	3,295,083
	American Shared Hospital Services	9,100	58,240
*	AMERIGROUP Corp.	149,600	4,293,520
*	AMICAS, Inc.	134,571	479,073
*	AMN Healthcare Services, Inc.	93,200	1,834,176
*	Amsurg Corp.	86,133	2,074,944
	Analogic Corp.	39,800	2,273,774

23

*	Andrx Corp.	104,260	2,435,514
*	Angeion Corp.	215	1,079
*	AngioDynamics, Inc.	15,232	426,496
*	Anika Therapeutics, Inc.	30,471	320,555
* #	Antigenics, Inc.	132,213	314,667
*	AP Pharma, Inc.	44,423	77,296
* #	Aphton Corp.	94,488	3,780
*	Applera Corp. - Celera Genomics Group	189,100	2,117,920
*	Applied Imaging Corp.	3,775	6,984
*	Apria Healthcare Group, Inc.	53,600	1,029,120
*	Aradigm Corp.	13,957	21,075
* #	Arena Pharmaceuticals, Inc.	134,216	1,830,706
	Argonaut Technologies, Inc.	3,398	1,087
*	Ariad Pharmaceuticals, Inc.	167,131	857,382
*	Arqule, Inc.	94,912	512,525
*	Array BioPharma, Inc.	115,103	847,158
	Arrhythmia Research Technology, Inc.	6,900	75,279
#	Arrow International, Inc.	129,648	4,179,852
* #	Arthrocare Corp.	75,410	3,185,318
*	Aspect Medical Systems, Inc.	63,876	1,253,247
* #	AtheroGenics, Inc.	114,100	1,516,389
	Atrion Corp.	4,423	318,456
*	ATS Medical, Inc.	75,397	213,374
*	Auxilium Pharmaceuticals, Inc.	28,500	236,835
*	AVANIR Pharmaceuticals Class A	90,925	890,156
*	Avant Immunotherapeutics, Inc.	207,734	346,916
* #	AVI BioPharma, Inc.	152,100	692,055
*	Avigen, Inc.	58,543	328,426
* #	AXM Pharma, Inc.	29,900	11,063
*	Barrier Therapeutics, Inc.	70,000	414,400
*	Bentley Pharmaceuticals, Inc.	63,360	747,014
*	Bioanalytical Systems, Inc.	4,700	29,375
* #	BioCryst Pharmaceuticals, Inc.	83,336	1,104,202
*	Bioenvision, Inc.	118,362	684,132
*	Bio-Imaging Technologies, Inc.	32,390	125,997
#	BioLase Technology, Inc.	67,008	498,540
*	BioMarin Pharmaceutical, Inc.	242,882	3,155,037
*	Bio-Rad Laboratories, Inc. Class A	19,400	1,288,548
*	Bio-Reference Laboratories, Inc.	37,646	705,110
*	BioSante Pharmaceuticals, Inc.	55,100	179,075
*	BioScrip, Inc.	107,605	597,208
*	Biosite, Inc.	48,745	2,193,038
*	BioSpecifics Technologies Corp.	2,200	1,892
*	BioSphere Medical, Inc.	50,000	282,500
* #	BioTime, Inc.	4,200	1,134
*	Bioveris Corp.	31,800	211,470
*	Bovie Medical Corp.	30,100	119,497
* #	Bradley Pharmaceuticals, Inc.	48,751	630,838
*	Bruker BioSciences Corp.	261,219	1,512,458
*	BSD Medical Corp.	15,700	91,374
* #	Caliper Life Sciences, Inc.	96,924	498,189
	Cambrex Corp.	74,700	1,508,940
*	Candela Corp.	68,510	1,179,742
*	Cantel Medical Corp.	43,360	598,802
*	Capital Senior Living Corp.	71,100	782,100

24

*	Caprius, Inc.	27	27
*	Caraco Pharmaceutical Laboratories, Ltd.	76,650	822,455
*	Cardiac Science Corp.	33,613	295,458
*	CardioDynamics International Corp.	122,702	166,875
*	Cardiotech International, Inc.	57,363	135,377
* #	Cell Genesys, Inc.	132,436	819,779
* #	Cell Therapeutics, Inc.	168,900	238,149
*	Cellegy Pharmaceuticals, Inc.	61,096	42,767
* #	Centene Corp.	124,700	3,248,435
*	Cepheid, Inc.	153,006	1,481,098
*	Cerus Corp.	80,500	664,125
*	Chad Therapeutics, Inc.	9,700	25,511
#	Chemed Corp.	76,200	4,103,370
*	Cholestech Corp.	42,900	587,730
*	Ciphergen Biosystems, Inc.	73,586	84,624
* #	Clarient, Inc.	20,200	18,382
*	Clinical Data, Inc.	4,343	80,432
	CNS, Inc.	37,420	853,550
*	Collagenex Pharmaceuticals, Inc.	50,343	626,267
*	Columbia Laboratories, Inc.	121,100	456,547
	Computer Programs & Systems, Inc.	31,200	1,253,616
*	Conceptus, Inc.	83,936	1,117,188
*	Conmed Corp.	81,454	1,583,466
*	Connetics Corp.	102,060	1,199,205
*	Conor Medsystems, Inc.	26,200	610,460
*	Corautus Genetics, Inc.	1,542	1,280
*	Corcept Therapeutics, Inc.	65,606	312,941
*	Corgentech, Inc.	13,034	96,582
* #	Cortex Pharmaceuticals, Inc.	99,600	316,728
*	Corvel Corp.	19,800	469,854
*	Cotherix, Inc.	36,500	287,255
* #	Critical Therapeutics, Inc.	94,703	445,104
*	Criticare Systems, Inc.	35,000	165,900
*	Cross Country Healthcare, Inc.	93,257	1,644,121
*	CryoLife, Inc.	69,400	312,994
*	Cubist Pharmaceuticals, Inc.	155,840	3,688,733
*	CuraGen Corp.	161,331	608,218
* #	Curative Health Services, Inc.	37,800	699
*	Curis, Inc.	130,759	205,292
*	Cutera, Inc.	35,600	587,044
* #	CV Therapeutics, Inc.	125,205	2,085,915
*	Cyberonics, Inc.	66,700	1,666,833
*	Cypress Bioscience, Inc.	92,733	638,930
*	Cytogen Corp.	64,070	213,353
*	Cytomedix, Inc.	7,600	20,140
*	CytRx Corp.	1,700	2,259
	Datascope Corp.	43,134	1,479,928
*	Daxor Corp.	4,525	76,925
*	Del Global Technologies Corp.	10,627	29,224
*	Dendreon Corp.	180,279	793,228
*	Dendrite International, Inc.	117,259	1,192,524
*	DepoMed, Inc.	119,034	682,065
	Diagnostic Products Corp.	82,800	4,779,216
*	Dialysis Corporation of America	2,484	30,429
*	Digene Corp.	65,400	2,444,652

25

*	Dionex Corp.	58,415	3,146,232
* #	Discovery Laboratories, Inc.	171,223	381,827
*	Discovery Partners International, Inc.	70,218	174,843
*	Diversa Corp.	135,730	1,271,790
*	DJ Orthopedics, Inc.	64,400	2,469,740
*	DOV Pharmaceutical, Inc.	66,928	206,808
* #	Durect Corp.	161,828	760,592
* #	DUSA Pharmaceuticals, Inc.	45,361	268,537
*	Dyax Corp.	129,800	486,750
*	Dynacq Healthcare, Inc.	21,500	35,583
*	Dynavax Technologies Corp.	45,400	191,588
*	Eclipsys Corp.	33,800	657,072
* #	Elite Pharmaceuticals, Inc.	52,800	116,160
*	Embrex, Inc.	23,899	247,116
*	Emeritus Corp.	32,424	696,792
*	Emisphere Technologies, Inc.	68,842	671,210
*	Encision, Inc.	1,100	3,300
*	Encore Medical Corp.	210,654	1,049,057
*	Encysive Pharmaceuticals, Inc.	160,898	699,906
*	Endocare, Inc.	25,000	77,250
*	Endologix, Inc.	104,651	375,697
*	Enpath Medical, Inc.	14,000	145,600
* #	Entremed, Inc.	179,400	312,156
*	Enzo Biochem, Inc.	87,204	902,561
*	Enzon Pharmaceuticals, Inc.	70,100	522,245
*	EP Medsystems, Inc.	14,500	30,885
* #	Epicept Corp.	13,101	35,111
*	EPIX Pharmaceuticals, Inc.	63,028	225,640
*	eResearch Technology, Inc.	142,210	1,296,955
*	Escalon Medical Corp.	3,100	14,229
*	etrials Worldwide, Inc.	8,700	42,456
* #	ev3, Inc.	60,109	873,384
*	Exact Sciences Corp.	76,305	186,947
*	Exactech, Inc.	11,200	149,072
*	Exelixis, Inc.	242,921	2,635,693
*	E-Z-EM, Inc.	31,462	484,515
*	First Horizon Pharmaceutical Corp.	101,764	2,148,238
*	Five Star Quality Care, Inc.	84,200	926,200
*	Genaera Corp.	22,300	22,189
*	Gene Logic, Inc.	84,972	207,332
*	Genesis HealthCare Corp.	54,450	2,562,962
* #	Genitope Corp.	103,900	746,002
*	Genta, Inc.	289,475	495,002
*	Gentiva Health Services, Inc.	76,937	1,336,396
*	GenVec, Inc.	114,669	219,018
* #	Geron Corp.	175,009	1,218,063
*	Greatbatch, Inc.	60,600	1,375,014
*	GTC Biotherapeutics, Inc.	58,164	58,164
*	GTx, Inc.	24,000	207,120
*	Haemonetics Corp.	76,647	3,870,674
*	Halozyme Therapeutics, Inc.	9,900	24,354
*	Hana Biosciences, Inc.	300	2,658
*	Hanger Orthopedic Group, Inc.	56,252	440,453
*	Harvard Bioscience, Inc.	88,317	370,931
*	HealthAxis, Inc.	750	818

26

*	HealthExtras, Inc.	125,010	3,755,300
*	HealthStream, Inc.	60,400	230,124
*	HealthTronics, Inc.	97,736	721,292
* #	Healthways, Inc.	96,000	5,101,440
* #	Hemispherx Biopharma, Inc.	177,100	478,170
*	Hi-Tech Pharmacal Co., Inc.	38,425	761,584
*	HMS Holdings Corp.	60,914	587,211
*	Hollis-Eden Pharmaceuticals, Inc.	71,953	341,777
	Hooper Holmes, Inc.	184,500	555,345
*	Horizon Health Corp.	41,800	885,324
* #	Human Genome Sciences, Inc.	381,108	4,176,944
*	Icagen, Inc.	6,500	39,975
*	ICOS Corp.	151,333	3,075,087
*	ICU Medical, Inc.	40,250	1,669,168
*	IDM Pharma, Inc.	2,388	9,409
*	I-Flow Corp.	65,100	828,723
*	Illumina, Inc.	120,942	3,305,345
* #	Immtech International, Inc.	32,100	217,638
*	Immucor, Inc.	193,227	3,514,799
*	Immunicon Corp.	55,963	283,509
*	ImmunoGen, Inc.	116,853	426,513
*	Immunomedics, Inc.	164,100	456,198
*	IMPATH Bankruptcy Liquidating Trust	21,600	40,932
*	Impax Laboratories, Inc.	147,344	1,056,456
*	Implant Sciences Corp.	31,300	121,757
*	Incyte Corp.	230,305	960,372
*	Indevus Pharmaceuticals, Inc.	136,794	679,866
*	Inhibitex, Inc.	32,100	61,953
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	32,000	76,480
* #	Insite Vision, Inc.	18,000	41,760
*	Insmed, Inc.	152,418	254,538
*	Inspire Pharmaceuticals, Inc.	110,169	526,608
* #	Integra LifeSciences Holdings	82,455	3,169,570
*	IntegraMed America, Inc.	14,246	173,089
*	Interleukin Genetics, Inc.	16,800	95,592
* #	Intermagnetics General Corp.	122,463	2,849,714
* #	InterMune, Inc.	97,200	1,541,592
* #	Interpharm Holdings, Inc.	55,800	72,540
*	IntraBiotics Pharmaceuticals, Inc.	18,700	67,133
*	IntraLase Corp.	13,400	256,610
* #	Introgen Therapeutics, Inc.	107,723	535,383
#	Invacare Corp.	79,800	2,259,936
* #	Inverness Medical Innovations, Inc.	7,261	209,480
*	Iomed, Inc.	19,600	43,512
*	Iridex Corp.	22,049	229,310
*	IRIS International, Inc.	47,824	680,057
*	Isis Pharmaceuticals, Inc.	209,413	1,637,610
* #	Isolagen, Inc.	99,200	177,568
*	Ista Pharmaceuticals, Inc.	75,145	444,858
*	I-Trax, Inc.	104,600	333,674
*	IVAX Diagnostics, Inc.	16,600	34,196
*	iVow, Inc.	650	1,631
*	Kendle International, Inc.	40,703	1,319,591
*	Kensey Nash Corp.	33,254	979,330

27

*	Keryx Biopharmaceuticals, Inc.	110,050	1,573,715
	Kewaunee Scientific Corp.	2,137	19,212
*	Kindred Healthcare, Inc.	100,578	2,550,658
*	Kosan Biosciences, Inc.	88,206	394,281
*	K-V Pharmaceutical Co. Class A	106,050	2,150,694
*	K-V Pharmaceutical Co. Class B	20,275	416,651
*	Kyphon, Inc.	69,742	2,768,060
* #	La Jolla Pharmaceutical Co.	68,541	257,714
*	Lannet Co., Inc.	69,530	417,875
* #	Large Scale Biology Corp.	2,020	2,020
* #	Laserscope, Inc.	64,750	1,372,700
	LCA-Vision, Inc.	59,925	3,256,325
*	Lectec Corp.	3,100	1,318
*	Lexicon Genetics, Inc.	187,118	935,590
*	Lifecell Corp.	96,400	2,602,800
*	Lifecore Biomedical, Inc.	36,830	552,450
* #	Ligand Pharmaceuticals, Inc. Class B	186,300	2,039,985
*	Lipid Sciences, Inc.	67,308	103,654
*	Luminex Corp.	92,743	1,511,711
*	Magellan Health Services, Inc.	98,407	3,980,563
* #	Mannkind Corp.	145,677	2,773,690
* #	Martek Biosciences Corp.	93,020	2,358,057
*	Matria Healthcare, Inc.	60,139	1,735,612
* #	Matritech, Inc.	26,900	30,935
*	Matrixx Initiatives, Inc.	28,475	424,847
*	Maxygen, Inc.	100,252	775,950
* #	Medarex, Inc.	353,662	3,628,572
*	MedCath Corp.	52,349	815,597
* #	Med-Design Corp.	14,751	6,785
*	Medical Action Industries, Inc.	30,339	696,583
*	Medical Staffing Network Holdings, Inc.	79,400	377,944
*	MEDTOX Scientific, Inc.	23,645	238,815
*	Memory Pharmaceuticals Corp.	59,500	102,935
*	Memry Corp.	84,000	214,200
*	Merge Technologies, Inc.	64,244	816,541
	Meridian Bioscience, Inc.	75,656	1,799,856
*	Merit Medical Systems, Inc.	73,876	845,880
*	Metabasis Therapeutics, Inc.	40,999	323,072
*	Metropolitan Health Networks, Inc.	127,600	325,380
*	MGI Pharma, Inc.	12,397	223,270
*	MicroIslet, Inc.	22,600	39,550
*	Micromet, Inc.	26,966	125,392
*	Microtek Medical Holdings, Inc.	123,016	455,159
* #	Milestone Scientific, Inc.	17,500	17,150
*	Miravant Medical Technologies	1,800	41
*	Molecular Devices Corp.	49,087	1,410,760
*	Molina Healthcare, Inc.	80,500	3,044,510
* #	Momenta Pharmaceuticals, Inc.	76,647	1,091,453
*	Monogram Biosciences, Inc.	311,835	580,013
*	MTS Medication Technologies	500	3,000
*	Myogen, Inc.	122,273	3,808,804
*	Myriad Genetics, Inc.	113,457	2,962,362
* #	Nabi Biopharmaceuticals	162,950	956,517
* #	Nanogen, Inc.	120,410	256,473
* #	Nastech Pharmaceutical Co., Inc.	59,933	838,463

28

*	National Dentex Corp.	5,250	112,560
	National Home Health Care Corp.	7,065	70,862
*	National Medical Health Card Systems, Inc.	14,500	172,550
	National Research Corp.	9,185	199,774
*	Natus Medical, Inc.	51,600	643,452
* #	Nektar Therapeutics	243,683	4,871,223
*	Neogen Corp.	24,751	504,920
*	Neopharm, Inc.	76,217	429,102
*	Neose Technologies, Inc.	95,024	289,823
*	Neurobiological Technologies, Inc.	2,700	8,721
*	Neurogen Corp.	100,507	549,773
*	Neurometric, Inc.	35,430	1,032,430
*	New Brunswick Scientific Co., Inc.	16,595	135,083
* #	New River Pharmaceuticals, Inc.	105,258	3,105,111
*	NitroMed, Inc.	58,278	238,357
*	NMT Medical, Inc.	36,599	437,358
*	North American Scientific, Inc.	39,350	75,946
* #	Northfield Laboratories, Inc.	74,885	688,942
*	NovaMed, Inc.	67,967	483,925
*	Novavax, Inc.	153,771	779,619
*	Noven Pharmaceuticals, Inc.	68,408	1,198,508
*	Novoste Corp.	6,550	18,504
*	NPS Pharmaceuticals, Inc.	128,720	713,109
*	Nutraceutical International Corp.	32,906	534,723
* #	Nutrition 21, Inc.	500	960
*	NuVasive, Inc.	89,352	1,468,053
*	Nuvelo, Inc.	149,781	2,450,417
	NWH, Inc.	4,100	73,021
* #	OCA, Inc.	111,851	11,744
* #	Occulogix, Inc.	12,200	27,206
*	Odyssey Healthcare, Inc.	99,300	1,619,583
*	Omnicell, Inc.	76,076	1,018,658
* #	Onyx Pharmaceuticals, Inc.	117,100	2,340,829
*	Optical Sensors, Inc.	1,633	3,511
	Option Care, Inc.	95,450	1,075,722
*	OraSure Technologies, Inc.	133,050	1,161,527
*	Orchid Cellmark, Inc.	61,074	238,799
*	Orthologic Corp.	106,463	165,018
* #	Oscient Pharmaceutical Corp.	193,192	243,422
* #	OSI Pharmaceuticals, Inc.	164,799	4,716,547
*	Osteotech, Inc.	43,800	197,100
	Owens & Minor, Inc.	115,700	3,436,290
*	Oxigene, Inc.	67,850	267,329
* #	Pain Therapeutics, Inc.	129,822	1,103,487
* #	PainCare Holdings, Inc.	136,600	188,508
* #	Palatin Technologies, Inc.	165,862	384,800
*	Palomar Medical Technologies, Inc.	50,094	2,235,695
*	Panacos Pharmaceuticals, Inc.	141,037	888,533
* #	Par Pharmaceutical Companies, Inc.	101,500	2,329,425
*	Parexel International Corp.	77,062	2,211,679
*	Patient Infosystems, Inc.	733	843
*	PDI, Inc.	37,659	517,811
*	Pediatric Services of America, Inc.	18,080	236,848
*	Penwest Pharmaceuticals Co.	65,400	1,264,836
	Perrigo Co.	272,747	4,587,605

29

* #	Per-Se Technologies, Inc.	115,613	2,881,076
*	Pharmacopia Drug Discovery, Inc.	25,650	126,968
*	Pharmacyclics, Inc.	54,401	218,148
* #	Pharmanetics, Inc.	100	33
*	Pharmion Corp.	87,740	1,720,581
*	PhotoMedex, Inc.	126,944	205,649
*	Point Therapeutics, Inc.	660	1,934
	PolyMedica Corp.	69,949	2,685,342
*	Possis Medical, Inc.	46,554	374,294
*	Pozen, Inc.	84,467	1,182,538
*	PRAECIS Pharmaceuticals, Inc.	29,630	158,224
* #	Premier Laser Systems, Inc. Class A	3,400	3
*	Progenics Pharmaceuticals, Inc.	73,800	1,565,298
*	Providence Service Corp.	32,653	1,018,447
*	ProxyMed, Inc.	38,279	281,351
*	PSS World Medical, Inc.	194,800	3,459,648
	Psychemedics Corp.	14,425	243,350
*	Psychiatric Solutions, Inc.	141,966	4,173,800
*	QuadraMed Corp.	51,306	104,664
*	Questcor Pharmaceuticals, Inc.	25,900	47,915
*	Quidel Corp.	99,435	937,672
*	Quigley Corp.	24,206	225,939
*	Radiation Therapy Services, Inc.	63,900	1,550,853
*	Radiologix, Inc.	58,000	138,620
*	Regeneration Technologies, Inc.	83,140	589,463
*	Regeneron Pharmaceuticals, Inc.	158,637	2,052,763
*	RegeneRx Biopharmaceuticals, Inc.	8,600	23,994
*	RehabCare Group, Inc.	41,400	698,418
* #	Renovis, Inc.	84,500	1,377,350
*	Repligen Corp.	87,300	267,138
*	Res-Care, Inc.	75,830	1,505,226
*	Retractable Technologies, Inc.	9,800	32,830
*	Rigel Pharmaceuticals, Inc.	65,122	640,149
*	Rita Medical Systems, Inc.	121,421	444,401
*	Rochester Medical Corp.	13,570	198,122
*	Rural/Metro Corp.	13,600	96,968
*	Salix Pharmaceuticals, Ltd.	3,617	43,693
*	Sangamo BioSciences, Inc.	88,697	674,097
* #	Santarus, Inc.	129,036	899,381
*	Savient Pharmaceuticals, Inc.	171,400	985,550
*	Schick Technologies, Inc.	47,100	1,983,381
*	SciClone Pharmaceuticals, Inc.	126,569	284,780
* #	SCOLR Pharma, Inc.	28,700	141,204
*	Seattle Genetics, Inc.	118,665	492,460
*	Senesco Technologies, Inc.	27,100	41,734
*	Senomyx, Inc.	83,498	1,333,463
*	Sequenom, Inc.	48,406	31,464
*	SeraCare Life Sciences, Inc.	33,389	191,987
*	Serologicals Corp.	96,822	3,017,942
*	SFBC International, Inc.	47,818	743,570
*	Signalife, Inc.	400	980
* #	Sirna Therapeutics, Inc.	179,675	1,081,644
*	Solexa, Inc.	50,100	453,405
*	Sonic Innovations, Inc.	63,500	309,245
*	SonoSite, Inc.	46,945	1,726,637

30

*	Sonus Pharmaceuticals, Inc.	67,150	364,625
	Span-American Medical System, Inc.	2,600	29,094
*	Spectranetics Corp.	76,582	992,503
*	Spectrum Pharmaceuticals, Inc.	68,608	270,316
*	SRI/Surgical Express, Inc.	8,700	44,718
*	Staar Surgical Co.	72,300	624,672
* #	StemCells, Inc.	2,500	5,550
*	Stereotaxis, Inc.	22,000	215,820
	Stratagene Corp.	11,826	78,052
*	Strategic Diagnostics, Inc.	53,950	167,245
*	Sun Healthcare Group, Inc.	62,592	513,880
*	SunLink Health Systems, Inc.	1,048	10,249
*	Sunrise Senior Living, Inc.	116,230	3,892,543
*	SuperGen, Inc.	146,959	617,228
* #	SurModics, Inc.	51,992	2,023,009
*	Symbion, Inc.	60,001	1,316,422
*	Symmetry Medical, Inc.	93,300	1,738,179
*	Synovis Life Technologies, Inc.	34,700	338,325
*	Tanox, Inc.	125,570	1,794,395
* #	Telik, Inc.	151,500	2,420,970
*	The Medicines Co.	144,192	2,667,552
*	Theragenics Corp.	92,700	314,253
*	Third Wave Technologies, Inc.	119,173	309,850
*	Thoratec Corp.	147,943	2,096,352
*	Threshold Pharmaceuticals, Inc.	85,400	350,140
*	Titan Pharmaceuticals, Inc.	103,200	204,336
*	TLC Vision Corp.	31,060	175,178
* #	Trestle Holdings, Inc.	450	99
*	Trimeris, Inc.	65,078	701,541
*	TriPath Imaging, Inc.	107,452	768,282
*	Tripos, Inc.	10,420	26,488
*	TriZetto Group, Inc.	124,232	1,771,548
*	U.S. Physical Therapy, Inc.	33,498	503,475
*	United Surgical Partners International, Inc.	110,557	3,439,428
*	United Therapeutics Corp.	63,058	3,036,873
*	Urologix, Inc.	37,442	133,294
	Utah Medical Products, Inc.	9,058	273,189
	Valeant Pharmaceuticals International	49,400	849,680
*	Varian, Inc.	88,499	3,894,841
*	Vascular Solutions, Inc.	40,400	340,168
*	Vaxgen, Inc.	41,100	184,950
*	Ventana Medical Systems, Inc.	101,142	4,800,199
*	Ventiv Health, Inc.	79,977	2,362,521
*	Viasys Healthcare, Inc.	94,000	2,367,860
*	Vical, Inc.	79,263	511,246
*	Virbac Corp.	21,300	91,590
*	ViroPharma, Inc.	192,274	1,870,826
*	Vision-Sciences, Inc.	5,000	8,450
*	VistaCare, Inc.	45,945	634,960
*	Vital Images, Inc.	36,492	849,899
	Vital Signs, Inc.	37,940	1,897,759
*	Vivus, Inc.	125,017	546,324
	West Pharmaceutical Services, Inc.	90,900	3,092,418
*	Wright Medical Group, Inc.	92,326	2,086,568
*	Xenogen Corp.	200	622

31

	Young Innovations, Inc.	34	1,103
* #	Zevex International, Inc.	11,066	144,522
*	Zila, Inc.	128,529	451,137
*	Zoll Medical Corp.	26,162	774,918
* #	Zymogenetics, Inc.	197,014	3,398,492
Total Health Care			451,080,693

Industrials — (14.1%)
*	3-D Systems Corp.	25,670	508,266
*	AAON, Inc.	19,155	446,695
* #	AAR Corp.	105,383	2,537,623
*	Ablest, Inc.	2,100	18,491
	ABM Industries, Inc.	141,400	2,453,290
	Abrams Industries, Inc.	330	1,406
*	ABX Air, Inc.	163,183	1,099,853
* #	Acco Brands Corp.	31,800	723,768
*	Accuride Corp.	58,600	672,728
	Aceto Corp.	69,575	532,945
*	Active Power, Inc.	142,756	629,554
	Actuant Corp.	75,980	4,485,099
	Acuity Brands, Inc.	120,700	4,815,930
	Administaff, Inc.	79,300	3,047,499
*	AeroCentury Corp.	300	1,605
*	Aerosonic Corp.	10,600	94,128
*	AirNet Systems, Inc.	21,500	62,565
*	Airtran Holdings, Inc.	259,200	3,188,160
	Alamo Group, Inc.	20,000	434,800
*	Alaska Air Group, Inc.	97,000	3,757,780
	Albany International Corp. Class A	84,072	3,359,517
*	Allied Defense Group, Inc.	16,600	356,236
*	Allied Holdings, Inc.	100	92
	Ambassadors International, Inc.	18,980	421,925
*	Amerco, Inc.	621	54,903
	American Ecology Corp.	51,550	1,308,855
*	American Locker Group, Inc.	300	1,590
* #	American Science & Engineering, Inc.	23,200	1,333,304
* #	American Superconductor Corp.	95,199	892,015
	American Woodmark Corp.	47,776	1,678,849
	Ameron International Corp.	25,300	1,449,184
*	Amistar Corp.	1,600	4,160
*	AML Communications, Inc.	7,600	8,892
	Ampco-Pittsburgh Corp.	10,955	359,981
	Amrep Corp.	7,300	304,848
	Angelica Corp.	25,400	487,934
*	APAC Customer Services, Inc.	89,275	192,834
	Apogee Enterprises, Inc.	80,710	1,210,650
	Applied Industrial Technologies, Inc.	81,550	3,143,753
	Applied Signal Technologies, Inc.	33,400	586,170
*	Argon ST, Inc.	61,225	1,745,525
	Arkansas Best Corp.	73,200	3,016,572
*	Armor Holdings, Inc.	48,900	2,793,168
* #	Arotech Corp.	64,691	16,981
	Art’s-Way Manufacturing Co., Inc.	200	1,408
*	Astec Industries, Inc.	61,900	2,138,026
*	Astronics Corp.	7,525	104,974

32

* #	ASV, Inc.	77,932	1,593,709
* #	ATA Holdings Corp.	24,879	0
*	Avalon Holding Corp. Class A	1,550	7,037
*	Aviall, Inc.	98,800	4,658,420
*	Axsys Technologies, Inc.	8,950	147,944
*	AZZ, Inc.	16,000	362,400
	Badger Meter, Inc.	20,100	1,109,520
*	Baker (Michael) Corp.	24,500	552,965
	Baldor Electric Co.	96,133	2,861,879
*	Baldwin Technology Co., Inc. Class A	12,900	70,950
	Banta Corp.	70,200	3,472,092
	Barnes Group, Inc.	70,100	2,894,429
*	Barrett Business Services, Inc.	30,100	749,490
*	BE Aerospace, Inc.	156,710	3,474,261
	BlueLinx Holdings, Inc.	79,400	1,070,312
	Bowne & Co., Inc.	88,600	1,284,700
	Brady Co. Class A	108,100	4,303,461
*	BTU International, Inc.	12,500	192,625
*	Butler International, Inc.	8,200	20,910
	C&D Technologies, Inc.	71,100	469,260
*	Cannon Express, Inc.	200	0
* #	Capstone Turbine Corp.	297,900	908,595
	Cascade Corp.	36,100	1,357,360
*	Casella Waste Systems, Inc. Class A	69,689	1,087,148
*	Catalytica Energy Systems, Inc.	19,291	28,937
*	CBIZ, Inc.	219,497	1,810,850
*	CD&L, Inc.	29,000	50,750
	CDI Corp.	57,500	1,693,375
*	Celadon Group, Inc.	44,068	1,232,582
	Central Parking Corp.	95,937	1,372,858
*	Cenveo, Inc.	154,700	2,931,565
* #	Ceradyne, Inc.	77,765	3,395,998
	CERBCO, Inc. Class A	200	118
	Champion Industries, Inc.	11,174	97,437
*	Channell Commercial Corp.	7,200	25,920
	Chase Corp.	3,900	55,965
	Chicago Rivet & Machine Co.	200	4,460
	CIRCOR International, Inc.	44,290	1,296,368
	Clarcor, Inc.	140,700	4,425,015
*	Clean Harbors, Inc.	55,254	2,005,168
*	Coinstar, Inc.	80,600	1,892,488
*	Columbus McKinnon Corp.	52,300	1,375,490
*	Comforce Corp.	12,877	38,116
	Comfort Systems USA, Inc.	116,300	1,511,900
*	Commercial Vehicle Group, Inc.	59,256	1,217,118
*	Competitive Technologies, Inc.	6,000	18,720
*	Compudyne Corp.	22,004	153,148
	CompX International, Inc.	5,000	78,000
*	COMSYS IT Partners, Inc.	9,299	127,489
*	Conrad Industries, Inc.	7,000	19,950
*	Consolidated Freightways Corp.	150	0
*	Consolidated Graphics, Inc.	39,682	2,021,401
*	Continental Airlines, Inc.	200,200	4,964,960
*	Cornell Companies, Inc.	37,500	592,500
*	Corrections Corporation of America	93,200	4,767,180

33

*	Corrpro Companies, Inc.	7,075	5,023
* #	CoStar Group, Inc.	54,011	2,881,487
*	Covenant Transport, Inc. Class A	30,955	405,511
*	CPI Aerostructures, Inc.	14,966	111,048
*	CRA International, Inc.	32,800	1,456,320
*	Cross (A.T.) Co. Class A	14,300	65,780
*	Crown Andersen, Inc.	1,000	230
	Cubic Corp.	77,500	1,453,125
	Curtiss-Wright Corp.	126,000	4,258,800
* #	Delta Air Lines, Inc.	276,747	185,420
*	DHB Industries, Inc.	132,600	151,562
*	DiamondCluster International, Inc.	93,850	895,329
* #	Distributed Energy Systems Corp.	104,150	528,041
* #	Document Securities Systems, Inc.	37,200	315,828
*	Dollar Thrifty Automotive Group, Inc.	73,500	3,342,780
*	Ducommun, Inc.	28,500	553,470
*	Duratek, Inc.	15,200	333,488
*	Dynamex, Inc.	32,200	635,950
#	Dynamic Materials Corp.	4,000	111,480
	Eastern Co.	4,850	106,943
	Ecology & Environment, Inc. Class A	2,000	20,400
	EDO Corp.	58,500	1,530,945
*	EGL, Inc.	136,514	6,152,686
*	Electro Rent Corp.	73,661	1,215,407
	ElkCorp	59,200	1,702,000
*	EMCOR Group, Inc.	88,100	4,236,729
*	Encore Wire Corp.	64,669	2,469,709
* #	Energy Conversion Devices, Inc.	77,560	3,083,010
*	EnerSys	50,000	702,500
*	ENGlobal Corp.	76,400	650,928
	Ennis, Inc.	73,000	1,424,960
*	EnPro Industries, Inc.	63,000	2,189,880
*	Environmental Tectonics Corp.	7,000	37,450
*	ESCO Technologies, Inc.	74,300	3,811,590
	Espey Manufacturing & Electronics Corp.	2,800	49,840
*	Essex Corp.	61,994	1,127,671
*	Esterline Technologies Corp.	73,500	3,014,235
*	Evercel, Inc.	466	429
* #	Evergreen Solar, Inc.	181,827	2,027,371
*	Exponent, Inc.	23,455	703,650
*	ExpressJet Holdings, Inc.	143,100	839,997
	Federal Signal Corp.	139,600	2,133,088
*	Fiberstars, Inc.	21,200	160,696
*	First Aviation Services, Inc.	6,100	28,475
*	First Consulting Group, Inc.	72,003	652,347
*	Flanders Corp.	76,397	775,430
	Florida East Coast Industries, Inc.	89,200	4,942,572
*	Flow International Corp.	101,378	1,358,465
*	Flowserve Corp.	21,700	1,154,006
* #	FLYi, Inc.	97	1
	Forward Air Corp.	100,100	3,745,742
*	Foster (L.B.) Co. Class A	9,700	231,636
	Franklin Electric Co., Inc.	68,095	3,562,049
* #	Frontier Airlines Holdings, Inc.	94,662	585,958
*	Frozen Food Express Industries, Inc.	51,982	524,498

34

*	FTI Consulting, Inc.	116,425	3,072,456
* #	FuelCell Energy, Inc.	140,754	1,472,287
	G & K Services, Inc. Class A	61,555	2,377,254
*	Gardner Denver Machinery, Inc.	19,388	1,463,018
	GATX Corp.	52,500	2,279,025
*	Gehl Co.	34,850	924,919
#	Gencorp, Inc.	159,811	2,898,972
*	General Cable Corp.	141,300	4,558,338
*	General Employment Enterprises, Inc.	3,000	4,740
* #	Genesee & Wyoming, Inc.	108,275	3,252,581
*	Genlyte Group, Inc.	65,645	4,580,708
*	Global Payment Technologies, Inc.	5,400	10,152
*	Global Power Equipment Group, Inc.	122,800	431,028
	Gorman-Rupp Co.	30,568	709,789
*	GP Strategies Corp.	36,360	279,972
*	Graftech International, Ltd.	283,800	1,751,046
	Graham Corp.	3,700	73,593
	Granite Construction, Inc.	86,900	3,591,577
	Greenbrier Companies, Inc.	45,100	1,562,715
*	Griffon Corp.	86,380	2,344,353
	Hardinge, Inc.	16,100	229,425
	Harland (John H.) Co.	78,900	3,379,287
*	Hawaiian Holdings, Inc.	133,275	513,109
*	Hawk Corp.	24,700	336,908
	Healthcare Services Group, Inc.	24,175	490,994
	Heartland Express, Inc.	252,513	4,257,369
	Heico Corp.	71,800	2,200,670
	Heico Corp. Class A	42,365	1,140,889
*	Heidrick & Struggles International, Inc.	56,807	2,006,423
*	Henry Bros. Electronics, Inc.	4,900	27,832
*	Herley Industries, Inc.	42,000	794,640
* #	Hexcel Corp.	160,928	3,311,898
*	Hirsch International Corp. Class A	3,200	4,144
	Hi-Shear Technology Corp.	9,900	91,971
*	Hub Group, Inc. Class A	57,888	2,739,260
*	Hudson Highland Group, Inc.	65,560	781,475
*	Hudson Technologies, Inc.	4,700	6,345
*	Hurco Companies, Inc.	17,760	502,963
*	Huttig Building Products, Inc.	57,200	366,652
*	ICT Group, Inc.	32,697	875,626
* #	IHS, Inc.	38,900	1,048,355
*	II-VI, Inc.	88,104	1,672,214
	IKON Office Solutions, Inc.	371,160	4,795,387
*	Industrial Distribution Group, Inc.	24,306	242,817
*	Infrasource Services, Inc.	121,100	2,228,240
*	Innotrac Corp.	16,300	37,490
*	Innovative Solutions & Support, Inc.	18,450	248,337
* #	Insituform Technologies, Inc. Class A	78,119	1,999,846
* #	Integrated Alarm Services Group, Inc.	8,900	33,197
* #	Integrated Electrical Services, Inc.	5,757	111,053
*	Interline Brands, Inc.	19,200	467,328
	International Aluminum Corp.	3,000	120,990
*	International Shipholding Corp.	8,000	104,880
	Interpool, Inc.	56,600	1,124,076
*	Intersections, Inc.	53,374	550,820

35

* #	Ionatron, Inc.	209,785	1,397,168
*	Jacuzzi Brands, Inc.	228,678	2,142,713
*	JPS Industries, Inc.	8,900	30,082
*	Kadant, Inc.	35,720	837,277
	Kaman Corp. Class A	69,500	1,292,700
*	Kansas City Southern	140,500	3,727,465
#	Kaydon Corp.	81,600	3,405,168
	Kelly Services, Inc. Class A	90,666	2,453,422
*	Key Technology, Inc.	4,900	61,005
*	Kforce, Inc.	114,355	1,747,344
#	Knight Transportation, Inc.	222,979	4,245,520
	Knoll, Inc.	96,700	1,788,950
*	Korn/Ferry International	122,200	2,505,100
*	K-Tron International, Inc.	2,536	121,221
*	LaBarge, Inc.	44,000	583,000
*	Labor Ready, Inc.	155,000	3,588,250
*	Ladish Co., Inc.	40,200	1,583,478
	Lawson Products, Inc.	13,251	487,504
*	Layne Christensen Co.	44,179	1,197,251
*	Learning Tree International, Inc.	48,781	438,053
*	LECG Corp.	29,900	523,250
	Lincoln Electric Holdings, Inc.	17,376	954,985
	Lindsay Manufacturer Co.	33,400	736,470
*	LMI Aerospace, Inc.	31,041	595,987
	LSI Industries, Inc.	57,983	852,350
*	Lydall, Inc.	40,700	368,742
*	Lynch Corp.	2,000	17,400
*	M&F Worldwide Corp.	48,300	763,140
*	Mac-Gray Corp.	23,900	308,549
*	Magnetek, Inc.	78,500	211,165
*	MAIR Holdings, Inc.	53,016	305,372
*	Marten Transport, Ltd.	62,982	1,232,558
*	Maxco, Inc.	3,000	24,810
	McGrath Rentcorp.	72,314	1,919,937
*	Meadow Valley Corp.	2,300	26,450
*	Media Sciences International, Inc.	1,700	7,990
* #	Medialink Worldwide, Inc.	7,900	31,600
*	Merrimac Industries, Inc.	2,760	25,944
*	Mesa Air Group, Inc.	98,435	943,007
	Met-Pro Corp.	25,382	317,529
*	MFRI, Inc.	15,305	159,325
* #	Microvision, Inc.	57,123	119,387
*	Middleby Corp.	22,487	2,008,764
* #	Midwest Air Group, Inc.	51,100	228,417
*	Milacron, Inc.	150,305	172,851
*	Millennium Cell, Inc.	57,100	90,218
*	Miller Industries, Inc.	32,680	641,835
#	Mine Safety Appliances Co.	102,000	4,203,420
*	Misonix, Inc.	19,300	103,255
*	Mobile Mini, Inc.	100,430	3,148,481
* #	Modtech Holdings, Inc.	46,950	440,861
*	Moog, Inc. Class A	107,100	3,723,867
*	Moog, Inc. Class B	4,850	169,314
*	MPW Industrial Services Group, Inc.	4,900	12,250
*	MTC Technologies, Inc.	44,148	1,223,783

36

	Mueller Industries, Inc.	106,245	3,468,899
	Multi-Color Corp.	3,904	112,591
*	M-Wave, Inc.	2,300	1,748
	NACCO Industries, Inc. Class A	6,400	914,432
*	Nashua Corp.	6,400	48,064
*	National Patent Development Corp.	14,160	20,249
*	National Technical Systems, Inc.	16,100	128,156
*	Navigant Consulting, Inc.	149,100	3,013,311
* #	NCI Building Systems, Inc.	59,100	3,583,824
*	NCO Group, Inc.	93,322	2,455,315
	Nordson Corp.	91,775	4,281,304
*	North America Galvanizing & Coatings, Inc.	6,500	24,960
* #	Northwest Airlines Corp.	130,857	75,897
*	NuCo2, Inc.	44,700	1,195,278
*	Odyssey Marine Exploration, Inc.	133,700	322,217
*	Old Dominion Freight Line, Inc.	108,122	3,331,239
*	Omega Flex, Inc.	5,300	94,923
*	On Assignment, Inc.	75,515	892,587
*	Orbit International Corp.	1,977	15,144
*	Orbital Sciences Corp.	159,752	2,394,682
	Outlook Group Corp.	2,300	30,521
*	P.A.M. Transportation Services, Inc.	19,850	531,782
*	Paragon Technologies, Inc.	8,400	79,968
*	Park-Ohio Holdings Corp.	29,235	511,320
*	Patrick Industries, Inc.	5,475	67,835
*	Patriot Transportation Holding, Inc.	2,400	210,936
*	Peerless Manufacturing Co.	3,696	81,201
*	Pemco Aviation Group, Inc.	950	14,174
*	Perini Corp.	75,700	1,859,192
*	PHH Corp.	150,600	3,849,336
*	Pinnacle Airlines Corp.	64,000	437,760
* #	Plug Power, Inc.	221,443	1,131,574
	Portec Rail Products, Inc.	16,500	226,512
*	Powell Industries, Inc.	18,659	420,760
*	Power-One, Inc.	247,861	1,521,867
*	PPT Vision, Inc.	1,700	986
	Preformed Line Products Co.	4,721	167,076
* #	PRG-Schultz International, Inc.	161,219	77,385
	Providence & Worcester Railroad Co.	3,800	64,448
#	PW Eagle, Inc.	33,600	943,824
*	Quality Distribution, Inc.	54,500	743,925
* #	Quanta Services, Inc.	308,500	5,136,525
	Quipp, Inc.	1,400	13,986
	Quixote Corp.	25,640	500,493
*	RailAmerica, Inc.	99,800	1,122,750
	Raven Industries, Inc.	52,350	1,652,690
*	RCM Technologies, Inc.	10,727	62,217
	Regal-Beloit Corp.	89,104	4,270,755
*	RemedyTemp, Inc.	14,700	242,697
*	Republic Airways Holdings, Inc.	119,378	1,832,452
*	Resources Connection, Inc.	134,936	3,440,868
	Robbins & Myers, Inc.	39,100	916,504
	Rollins, Inc.	198,850	3,917,345
*	Rush Enterprises, Inc. Class A	46,571	811,267
*	Rush Enterprises, Inc. Class B	6,800	109,684

37

	Schawk, Inc.	21,500	406,780
*	School Specialty, Inc.	62,000	2,234,480
	Schuff International, Inc.	6,800	79,900
*	SCS Transportation, Inc.	37,454	916,499
*	Secom General Corp.	140	165
*	Sequa Corp. Class A	6,700	541,025
*	Sequa Corp. Class B	2,500	202,875
*	Servotronics, Inc.	1,100	6,446
*	Shaw Group, Inc.	175,287	4,669,646
*	SIFCO Industries, Inc.	5,650	24,578
*	Simclar, Inc.	6,400	60,992
#	Simpson Manufacturing Co., Inc.	36,849	1,278,292
*	Sirva, Inc.	210,200	1,473,502
*	Sitel Corp.	214,000	1,012,220
	Skywest, Inc.	150,896	3,505,314
*	SL Industries, Inc.	9,500	148,295
	Smith (A.O.) Corp.	63,800	2,804,010
	Smith (A.O.) Corp. Convertible Class A	3,750	164,813
*	Smithway Motor Xpress Corp. Class A	3,900	39,546
*	SOURCECORP, Inc.	43,702	1,087,306
*	SPACEHAB, Inc.	25,866	33,367
	Sparton Corp.	8,740	73,416
*	Spherion Corp.	162,820	1,361,175
*	Spherix, Inc.	11,700	25,974
* #	Spire Corp.	12,300	99,261
* #	Standard Automotive Corp.	4,400	0
*	Standard Parking Corp.	29,326	827,580
	Standard Register Co.	67,500	876,150
	Standex International Corp.	35,200	1,033,120
	Starrett (L.S.) Co. Class A	4,700	66,787
*	Sterling Construction Co., Inc.	30,400	927,200
*	Stonepath Group, Inc.	65,000	33,150
*	Strategic Distribution, Inc.	2,929	30,901
	Sun Hydraulics, Inc.	31,675	623,998
*	Superior Essex, Inc.	50,018	1,697,611
	Supreme Industries, Inc.	13,808	98,037
	Synagro Techonologies, Inc.	115,035	516,507
	Sypris Solutions, Inc.	49,347	420,436
*	SYS	35,100	99,684
* #	Taser International, Inc.	179,700	1,674,804
*	TB Wood’s Corp.	7,400	81,400
*	Team, Inc.	23,900	751,655
*	TeamStaff, Inc.	19,500	29,835
	Tech/Ops Sevcon, Inc.	3,700	22,200
	Technology Research Corp.	16,750	89,948
	Tecumseh Products Co. Class A	37,500	814,125
*	Teledyne Technologies, Inc.	100,300	3,435,275
*	TeleTech Holdings, Inc.	203,296	2,447,684
	Tennant Co.	26,900	1,335,585
*	Tetra Tech, Inc.	164,996	2,903,930
*	The Advisory Board Co.	54,097	2,796,815
*	The Geo Group, Inc.	27,200	1,014,560
* #	The Lamson & Sessions Co.	44,400	1,082,916
	Thomas Group, Inc.	3,900	39,741
*	Timco Aviation Services, Inc.	153	352

38

#	Titan International, Inc.	19,000	365,370
	Todd Shipyards Corp.	6,400	210,560
*	Trailer Bridge, Inc.	9,500	78,850
*	Transtechnology Corp.	6,100	62,220
*	TRC Companies, Inc.	39,500	412,775
	Tredegar Industries, Inc.	108,191	1,533,066
* #	Trex Co., Inc.	43,200	1,172,880
	Trinity Industries, Inc.	19,900	1,240,566
*	Triumph Group, Inc.	41,602	1,964,862
* #	TRM Corp.	21,500	153,080
*	Tufco Technologies, Inc.	4,600	31,280
* #	TurboChef Technologies, Inc.	76,933	860,880
	Twin Disc, Inc.	12,500	402,125
*	U.S. Home Systems, Inc.	23,635	230,441
*	U.S. Xpress Enterprises, Inc. Class A	10,523	234,347
	UAP Holding Corp.	153,100	3,613,160
*	Ultralife Batteries, Inc.	41,230	420,134
#	United Industrial Corp.	32,400	1,592,784
* #	United Rentals, Inc.	112,100	3,652,218
*	United Stationers, Inc.	59,000	2,738,780
	Universal Forest Products, Inc.	51,505	3,385,424
*	Universal Security Instruments, Inc.	2,527	51,551
*	Universal Truckload Services, Inc.	8,900	286,402
*	UQM Technologies, Inc.	71,600	365,160
*	URS Corp.	28,113	1,191,710
* #	US Airways Group, Inc. Class A	46,800	0
*	USA Truck, Inc.	31,835	629,378
* #	Valence Technology, Inc.	20,900	40,337
	Valley National Gases, Inc.	6,001	136,403
	Valmont Industries, Inc.	72,000	3,448,800
*	Valpey Fisher Corp.	1,650	6,320
*	Versar, Inc.	23,400	100,152
	Viad Corp.	62,800	1,927,332
	Vicor Corp.	87,319	1,554,278
*	Volt Information Sciences, Inc.	32,000	956,160
	VSE Corp.	4,800	155,664
	Wabash National Corp.	88,400	1,485,120
	Wabtec Corp.	133,200	4,658,004
	Washington Group International, Inc.	74,115	3,994,057
*	Waste Connections, Inc.	76,100	2,926,045
	Waste Industries USA, Inc.	38,600	783,966
	Watsco, Inc. Class A	61,500	3,444,615
	Watsco, Inc. Class B	1,350	75,600
#	Watson Wyatt & Co. Holdings	118,000	4,229,120
#	Watts Water Technologies, Inc.	70,600	2,420,168
	Werner Enterprises, Inc.	113,794	2,215,569
*	Westaff, Inc.	28,200	112,236
* #	Western Power & Equipment Corp.	3,273	5,237
*	Willis Lease Finance Corp.	9,400	80,840
* #	Wolverine Tube, Inc.	37,900	118,248
	Woodward Governor Co.	96,468	3,054,177
*	World Air Holdings, Inc.	5,033	47,562
	WSI Industries, Inc.	2,000	6,160
*	Xanser Corp.	95,976	437,651
	Zareba Systems, Inc.	300	1,557

39

Total Industrials			516,411,835

Information Technology — (18.6%)
*	24/7 Real Media, Inc.	127,680	1,066,128
*	3Com Corp.	104,194	469,915
* #	8X8, Inc.	19,200	24,576
*	Acacia Research-Acacia Technologies	20,260	242,715
*	Access Integrated Technologies, Inc.	46,700	560,400
*	ACE*COMM Corp.	7,300	19,330
*	Actel Corp.	74,735	1,037,322
*	ActivIdentity Corp.	127,543	542,058
*	Actuate Corp.	177,000	713,310
*	Adaptec, Inc.	330,900	1,479,123
*	ADDvantage Technologies Group, Inc.	10,217	52,107
*	ADE Corp.	35,200	1,133,792
*	Adept Technology, Inc.	1,850	25,031
*	Advanced Digital Information Corp.	175,600	2,084,372
*	Advanced Energy Industries, Inc.	129,464	1,825,442
* #	Advanced Photonix, Inc.	9,000	19,080
*	Advent Software, Inc.	89,685	2,942,565
*	Aehr Test Systems	8,500	54,567
*	Aeroflex, Inc.	216,550	2,535,801
*	Aetrium, Inc.	28,735	137,928
*	Agile Software Corp.	164,971	1,087,159
	Agilysys, Inc.	82,488	1,361,052
*	Airspan Networks, Inc.	115,600	612,680
	Allen Organ Co. Class B	800	63,600
*	Alliance Semiconductor Corp.	93,700	258,612
*	Allied Motion Technologies, Inc.	2,800	14,140
*	Altiris, Inc.	83,800	1,462,310
	American Software, Inc. Class A	59,505	415,345
*	American Technical Ceramics Corp.	11,200	147,840
*	AMIS Holdings, Inc.	14,300	140,283
*	Amkor Technology, Inc.	468,169	4,452,287
*	Ampex Corp. Class A	5,825	86,268
*	Amtech Systems, Inc.	7,304	51,318
*	Anadigics, Inc.	132,500	1,131,550
*	Analex Corp.	36,800	90,160
*	Analysts International Corp.	60,586	157,524
* #	Analytical Surveys, Inc.	730	840
*	Anaren, Inc.	50,700	996,762
	Anixter International, Inc.	82,900	4,039,717
*	Ansoft Corp.	68,878	1,348,631
*	Answerthink, Inc.	131,133	616,325
*	Ansys, Inc.	89,488	4,513,775
*	Anteon International Corp.	94,700	5,210,394
*	APA Enterprises, Inc.	11,400	15,960
*	Apogee Technology, Inc.	5,300	5,565
*	Applied Films Corp.	44,161	1,251,964
*	Applied Innovation, Inc.	33,100	131,738
* #	Applied Micro Circuits Corp.	861,048	2,531,481
*	Applix, Inc.	25,700	197,633
* #	aQuantive, Inc.	189,125	4,688,409
* #	Ardent Communications, Inc.	12,900	10
*	Ariba, Inc.	211,321	1,794,115

40

*	Arris Group, Inc.	308,700	3,710,574
*	Art Technology Group, Inc.	320,885	991,535
*	ASA International, Ltd.	640	2,192
*	Ascendia Brands, Inc.	40,200	136,680
*	Aspen Technology, Inc.	127,764	1,494,839
*	Astea International, Inc.	2,800	25,928
	Astro-Med, Inc.	9,530	110,453
*	Asyst Technologies, Inc.	140,500	966,640
*	Atari, Inc.	294,584	188,534
*	Atheros Communications	147,396	3,255,978
*	Atmel Corp.	3,300	15,840
* #	ATMI, Inc.	109,633	2,872,385
*	Authentidate Holding Corp.	99,800	268,462
*	Autobytel, Inc.	90,900	293,607
*	Avanex Corp.	430,395	748,887
*	Avici Systems, Inc.	38,143	232,291
*	Avocent Corp.	132,065	3,003,158
*	Aware, Inc.	66,259	377,014
*	Axcelis Technologies, Inc.	288,500	1,837,745
*	Axesstel, Inc.	57,700	83,665
*	AXS-One, Inc.	83,200	157,248
*	AXT, Inc.	66,700	230,782
* #	Bankrate, Inc.	46,057	2,097,896
*	BearingPoint, Inc.	89,300	717,079
	Bel Fuse, Inc. Class A	2,500	71,875
	Bel Fuse, Inc. Class B	26,162	820,964
	Belden CDT, Inc.	124,739	3,970,442
*	Bell Industries, Inc.	8,700	21,750
*	Bell Microproducts, Inc.	79,631	480,971
*	Benchmark Electronics, Inc.	182,700	4,423,167
*	Bitstream, Inc.	8,200	52,562
	Black Box Corp.	50,700	2,618,655
*	Blackboard, Inc.	79,764	2,112,151
*	Blonder Tongue Laboratories, Inc.	9,500	17,290
*	Blue Coat Systems, Inc.	36,186	574,634
	Bogen Communications International, Inc.	12,100	91,053
* #	Bookham, Inc.	160,528	618,033
*	Borland Software Corp.	212,100	1,122,009
*	Bottomline Technologies, Inc.	66,106	665,026
* #	Brightpoint, Inc.	144,780	3,095,396
* #	BroadVision, Inc.	23,700	11,139
*	Brocade Communications Systems, Inc.	111,924	683,856
*	Brooks Automation, Inc.	215,534	2,603,651
*	BSQUARE Corp.	27,678	64,490
*	Cabot Microelectronics Corp.	70,500	2,027,580
*	CalAmp Corp.	66,728	652,600
*	California Micro Devices Corp.	62,000	368,280
*	Callidus Software, Inc.	31,000	160,270
*	CallWave, Inc.	58,900	220,875
	CAM Commerce Solutions, Inc.	10,100	233,815
*	Captaris, Inc.	78,328	363,442
*	Carreker Corp.	71,379	394,012
*	Carrier Access Corp.	98,089	780,788
	Cass Information Systems, Inc.	109	5,450
*	Catalyst Semiconductor, Inc.	47,640	205,328

41

*	Catapult Communications Corp.	39,991	491,889
*	C-COR, Inc.	138,800	952,168
	Celeritek, Inc.	400	56
* #	CellStar Corp.	28,818	93,082
*	Centillium Communications, Inc.	116,889	370,538
*	CEVA, Inc.	54,726	336,018
*	Checkpoint Systems, Inc.	112,600	2,543,634
*	Cherokee International Corp.	55,442	289,407
*	Chordiant Software, Inc.	230,425	744,273
*	Ciber, Inc.	169,812	1,078,306
* #	Ciena Corp.	122,500	513,275
*	Ciprico, Inc.	7,564	45,006
*	Cirrus Logic, Inc.	251,420	2,056,616
*	Clarus Corp.	32,700	220,725
*	ClearOne Communications, Inc.	11,070	41,955
*	CMGI, Inc.	121,600	160,512
*	CNET Networks, Inc.	51,752	453,348
	Cognex Corp.	137,200	3,445,092
*	Cognitronics Corp.	4,150	11,911
*	Coherent, Inc.	90,178	2,969,562
	Cohu, Inc.	61,998	1,074,425
*	Comarco, Inc.	17,336	176,134
* #	Commerce One, Inc.	45,000	0
*	CommScope, Inc.	154,000	4,501,420
	Communications Systems, Inc.	8,200	88,970
*	Computer Horizons Corp.	94,318	468,760
*	Computer Task Group, Inc.	49,800	236,550
*	Comtech Telecommunications Corp.	61,400	1,845,684
*	Concur Technologies, Inc.	101,303	1,526,636
*	Concurrent Computer Corp.	207,000	560,970
*	Conexant Systems, Inc.	650,174	1,905,010
* #	Convera Corp.	127,874	814,557
*	Corillian Corp.	130,083	377,241
*	Cosine Communications, Inc.	22,621	56,553
*	Covansys Corp.	108,306	1,490,291
* #	C-Phone Corp.	8,900	67
* #	Cray, Inc.	222,248	413,381
*	Credence Systems Corp.	279,598	1,274,967
*	Critical Path, Inc.	2,200	528
*	Crossroads Systems, Inc.	21,669	27,736
*	CSG Systems International, Inc.	140,932	3,280,897
*	CSP, Inc.	4,900	34,545
	CTS Corp.	96,159	1,305,839
*	CVD Equipment Corp.	6,100	23,028
*	Cyberoptics Corp.	26,011	355,310
*	Cybersource Corp.	99,800	950,096
*	Cymer, Inc.	96,486	4,475,986
	Daktronics, Inc.	56,208	2,677,187
*	Data I/O Corp.	7,400	29,822
*	Data Systems & Software, Inc.	7,100	19,951
*	Datalink Corp.	30,400	191,520
	Dataram Corp.	22,900	120,225
*	DataTRAK International, Inc.	7,600	61,940
*	Datawatch Corp.	4,032	14,193
*	Delphax Technologies, Inc.	6,300	18,396

42

*	Digi International, Inc.	65,626	780,293
*	Digimarc Corp.	60,965	363,961
*	Digital Angel Corp.	127,200	447,744
*	Digital Insight Corp.	101,002	3,267,415
*	Digital River, Inc.	93,000	4,088,280
*	Digital Theater Systems, Inc.	50,549	951,332
*	Digitas, Inc.	263,156	3,423,660
*	Diodes, Inc.	73,039	2,600,919
*	Ditech Networks, Inc.	93,355	843,929
*	DocuCorp International, Inc.	32,853	261,181
*	Document Sciences Corp.	14,200	94,430
*	Dot Hill Systems Corp.	125,960	483,686
*	DPAC Technologies Corp.	1,261	177
*	DSP Group, Inc.	87,400	2,297,746
*	Dycom Industries, Inc.	127,366	2,743,464
*	Dynamics Research Corp.	24,408	348,058
*	EarthLink, Inc.	365,397	3,043,757
*	EasyLink Services Corp.	6,969	4,669
*	Echelon Corp.	116,106	977,613
*	eCollege.com, Inc.	63,575	1,454,596
* #	EDGAR Online, Inc.	76,484	325,057
*	Edgewater Technology, Inc.	18,369	124,542
*	EFJ, Inc.	74,200	506,044
* #	eFunds Corp.	133,706	3,019,081
*	Elecsys Corp.	600	2,298
*	Electro Scientific Industries, Inc.	83,593	1,662,665
*	Electroglas, Inc.	63,500	220,980
*	Electronics for Imaging, Inc.	165,300	3,872,979
*	eLoyalty Corp.	22,000	291,984
*	Embarcadero Technologies, Inc.	75,050	418,779
* #	EMCORE Corp.	143,650	1,368,985
*	EMS Technologies, Inc.	41,574	820,255
*	Emulex Corp.	202,600	3,590,072
*	En Pointe Technologies, Inc.	6,400	10,240
* #	Endwave Corp.	33,000	424,710
*	Entegris, Inc.	397,931	3,851,972
*	Entrust, Inc.	162,200	519,040
*	Epicor Software Corp.	158,655	1,711,887
*	EPIQ Systems, Inc.	52,177	835,876
*	ePlus, Inc.	22,790	307,665
*	Equinix, Inc.	76,320	4,447,930
*	eSpeed, Inc.	81,900	634,725
*	ESS Technology, Inc.	110,500	285,090
* #	Euronet Worldwide, Inc.	106,736	3,738,962
*	Evans & Sutherland Computer Corp.	11,843	67,624
*	Evolving Systems, Inc.	12,200	17,446
*	Exar Corp.	111,508	1,471,906
*	Excel Technology, Inc.	33,772	1,007,081
*	Extreme Networks, Inc.	353,014	1,567,382
*	Ezenia!, Inc.	200	630
*	FalconStor Software, Inc.	139,805	890,558
*	Fargo Electronics	37,000	918,710
*	Faro Technologies, Inc.	37,160	558,515
* #	FEI Co.	98,050	2,294,370
*	Filenet Corp.	120,780	3,146,319

43

*	Finisar Corp.	867,456	3,964,274
*	Firstwave Technologies, Inc.	2,500	4,875
*	Forgent Networks, Inc.	70,600	103,076
* #	FormFactor, Inc.	114,656	4,441,773
*	Forrester Research, Inc.	61,765	1,581,802
	Frequency Electronics, Inc.	13,800	170,016
*	FSI International, Inc.	86,800	420,112
* #	Gartner Group, Inc.	333,300	5,216,145
*	Gateway, Inc.	619,013	1,064,702
* #	Genesis Microchip, Inc.	91,962	1,124,695
*	Gerber Scientific, Inc.	65,500	684,475
	Gevity HR, Inc.	80,510	2,184,236
*	Giga-Tronics, Inc.	4,500	8,685
*	Glenayre Technologies, Inc.	199,077	555,425
* #	Global e-Point, Inc.	2,908	6,136
* #	Global Imaging Systems, Inc.	67,656	2,770,513
*	Globecomm Systems, Inc.	18,900	125,118
* #	GlobeTel Communications Corp.	236,100	316,374
*	Globix Corp.	87,800	368,760
* #	Glowpoint, Inc.	6,850	2,603
*	Goldleaf Financial Solutions, Inc.	945	1,663
*	Greenfield Online, Inc.	71,900	528,465
*	GSE Systems, Inc.	9,426	41,474
*	GTSI Corp.	25,820	160,342
*	Halifax Corp.	1,000	2,750
*	Harmonic, Inc.	214,946	967,257
*	Hauppauge Digital, Inc.	26,800	107,414
*	HEI, Inc.	23,150	51,625
*	hi/fn, Inc.	40,300	216,008
*	HomeStore, Inc.	435,345	2,594,656
* #	Hutchinson Technology, Inc.	69,500	1,614,485
*	Hypercom Corp.	153,800	1,664,116
*	HyperFeed Technologies, Inc.	1,250	1,031
*	I.D. Systems, Inc.	30,840	633,145
*	i2 Technologies, Inc.	25,900	325,045
* #	Ibis Technology Corp.	31,100	73,209
*	iCAD, Inc.	3,500	5,775
*	Identix, Inc.	245,712	1,449,701
*	iGATE Capital Corp.	153,523	922,673
*	ImageWare Systems, Inc.	35,700	60,333
*	I-many, Inc.	46,200	107,646
	Imation Corp.	97,700	3,759,496
*	Immersion Corp.	70,100	395,364
*	Indus International, Inc.	170,200	512,302
* #	Infocrossing, Inc.	60,191	659,693
*	InFocus Corp.	111,189	527,036
*	Informatica Corp.	256,000	3,599,360
*	Inforte Corp.	33,700	168,837
* #	InfoSpace, Inc.	89,846	2,036,809
	infoUSA, Inc.	134,005	1,392,312
*	Innodata Isogen, Inc.	69,900	167,760
*	Innovex, Inc.	55,800	242,730
*	InPlay Technologies, Inc.	10,200	24,378
*	Insight Enterprises, Inc.	139,241	2,525,832
*	Insightful Corp.	6,200	19,220

44

*	InsWeb Corp.	1,633	4,491
	Integral Systems, Inc.	31,375	902,345
*	Integral Vision, Inc.	2,200	3,256
*	Integrated Device Technology, Inc.	193,243	2,771,105
*	Integrated Silicon Solution, Inc.	98,054	553,025
*	Intelli-Check, Inc.	34,900	163,681
*	Intelligent Systems Corp.	4,400	8,800
*	Intelligroup, Inc.	30,400	55,024
*	Interactive Intelligence, Inc.	46,641	472,007
*	Interdigital Communications Corp.	159,600	4,524,660
*	Intergraph Corp.	84,700	3,011,085
*	Interlink Electronics, Inc.	35,900	100,879
*	Intermec, Inc.	46,200	1,064,448
*	International DisplayWorks, Inc.	132,600	678,912
*	International Microcomputer Software, Inc.	1,200	2,280
*	Internet Capital Group, Inc.	114,115	983,671
*	Internet Commerce Corp.	3,900	14,118
*	Internet Security Systems, Inc.	131,751	2,698,260
*	Interphase Corp.	16,500	96,360
	Inter-Tel, Inc.	76,500	1,601,145
*	Intervideo, Inc.	40,608	414,608
*	Intervoice, Inc.	111,018	730,498
*	Interwoven, Inc.	123,107	1,130,122
*	Intest Corp.	13,300	57,589
*	Intevac, Inc.	59,836	1,282,884
*	IntriCon Corp.	13,750	87,313
*	Intrusion, Inc.	4,050	2,592
*	INX, Inc.	11,500	80,500
*	Iomega Corp.	139,295	456,888
*	iPass, Inc.	75,000	477,000
* #	IPIX Corp.	4,350	5,742
*	Island Pacific, Inc.	73,700	9,581
*	Iteris, Inc.	23,520	55,978
*	Itron, Inc.	72,300	4,323,540
*	Ixia	186,947	1,927,424
*	IXYS Corp.	95,224	952,240
*	j2 Global Communications, Inc.	143,864	3,821,028
*	Jaco Electronics, Inc.	5,559	18,546
*	JDA Software Group, Inc.	84,412	1,175,015
*	JMAR Industries, Inc.	23,100	10,141
*	Jupitermedia Corp.	101,769	1,517,376
*	Keane, Inc.	171,364	2,375,105
	Keithley Instruments, Inc.	41,600	530,400
*	Kemet Corp.	226,623	2,166,516
*	Key Tronic Corp.	18,977	70,215
*	Keynote Systems, Inc.	18,000	188,820
*	Kintera, Inc.	43,411	60,341
*	Knova Software, Inc.	290	1,059
* #	Komag, Inc.	86,809	3,605,178
*	Kopin Corp.	191,691	854,942
*	Kronos, Inc.	89,155	3,566,200
*	Kulicke & Soffa Industries, Inc.	152,834	1,233,370
*	KVH Industries, Inc.	42,428	482,406
	Landauer, Inc.	25,300	1,178,980
*	Lantronix, Inc.	14,600	31,244

45

*	LaserCard Corp.	33,324	551,512
*	Lattice Semiconductor Corp.	327,551	1,975,133
*	Lawson Software, Inc.	308,308	2,081,079
*	LeCroy Corp.	36,213	496,118
* #	Level 8 Systems, Inc.	3,729	40
*	Lexar Media, Inc.	235,697	2,222,623
*	Lightbridge, Inc.	78,876	922,849
* #	LightPath Technologies, Inc.	1,850	8,455
*	Lionbridge Technologies, Inc.	173,046	1,142,104
*	Littlefuse, Inc.	66,400	2,325,992
*	Logic Devices, Inc.	6,500	10,634
*	LogicVision, Inc.	52,141	95,939
*	Logility, Inc.	33,087	341,623
*	LoJack Corp.	55,300	976,045
*	LookSmart, Ltd.	65,991	288,381
*	LTX Corp.	184,596	1,369,702
* #	Lumera Corp.	2,800	9,912
*	Macrovision Corp.	148,993	3,358,302
*	Magma Design Automation, Inc.	103,583	724,045
*	MAI Systems Corp.	3	35
*	Management Network Group, Inc.	70,900	166,615
*	Manatron, Inc.	1,102	6,568
*	Manhattan Associates, Inc.	76,794	1,545,095
*	ManTech International Corp. Class A	52,900	1,790,665
*	Manugistic Group, Inc.	195,200	486,048
*	Mapinfo Corp.	60,599	825,358
* #	Marchex, Inc. Class B	77,156	1,317,824
*	Mastec, Inc.	186,450	2,399,612
*	Mattson Technology, Inc.	156,545	1,402,643
	Maximus, Inc.	62,300	1,980,517
* #	Maxwell Technologies, Inc.	49,079	981,580
*	McDATA Corp. Class A	326,044	1,232,446
*	McDATA Corp. Class B	23,600	83,544
*	MDI, Inc.	13,600	12,104
*	Measurement Specialties, Inc.	12,500	341,625
* #	Mechanical Technology, Inc.	89,820	364,669
*	MedQuist, Inc.	62,700	878,427
*	Mentor Graphics Corp.	232,427	2,921,607
*	Mercury Computer Systems, Inc.	54,700	898,174
* #	Merix Corp.	56,613	544,617
	Mesa Laboratories, Inc.	4,119	61,744
*	MetaSolv, Inc.	132,155	404,394
	Methode Electronics, Inc.	103,520	987,581
*	Metrologic Instruments, Inc.	64,500	969,435
*	Micrel, Inc.	249,073	2,804,562
*	Micro Linear Corp.	37,716	105,605
*	Micros Systems, Inc.	75,657	3,113,286
*	Microsemi Corp.	175,302	4,203,742
*	MicroStrategy, Inc.	32,400	3,057,912
*	Microtune, Inc.	153,447	982,061
* #	Midway Games, Inc.	251,100	1,795,365
* #	Mindspeed Technologies, Inc.	310,130	890,073
*	MIPS Technologies, Inc.	125,100	721,827
*	MIVA, Inc.	83,500	350,700
*	MKS Instruments, Inc.	158,907	3,468,940

46

*	Mobility Electronics, Inc.	86,115	615,722
*	Mobius Management Systems, Inc.	54,701	322,736
	Mocon, Inc.	12,100	108,900
*	Moldflow Corp.	30,656	398,221
*	Monolithic System Technology, Inc.	90,160	733,001
*	Motive, Inc.	26,000	91,000
*	MPS Group, Inc.	283,200	4,259,328
*	MRO Software, Inc.	75,122	1,576,060
*	MRV Communications, Inc.	362,281	1,083,220
* #	MSC.Software Corp.	61,900	1,210,145
*	MSGI Security Solutions, Inc.	942	3,702
* #	MTI Technology Corp.	1,300	1,677
*	MTM Technologies, Inc.	4,800	13,920
	MTS Systems Corp.	55,987	2,337,457
* #	Multi-Fineline Electronix, Inc.	70,472	2,344,603
*	Nanometrics, Inc.	37,194	419,920
*	Napco Security Systems, Inc.	38,240	556,774
*	Napster, Inc.	3,129	10,044
*	NeoMagic Corp.	25,718	106,215
*	Neoware Systems, Inc.	55,700	1,150,762
*	Net Perceptions, Inc.	22,600	13,560
*	NETGEAR, Inc.	99,293	2,324,449
	Netguru, Inc.	2,639	554
*	NetIQ Corp.	131,191	1,596,594
*	Netlogic Microsystems, Inc.	57,878	1,890,295
*	NetManage, Inc.	27,809	142,104
*	Netopia, Inc.	41,900	207,405
*	NetRatings, Inc.	106,031	1,526,846
*	NetScout Systems, Inc.	90,650	722,481
*	Network Engines, Inc.	110,100	194,877
*	Network Equipment Technologies, Inc.	62,800	184,632
*	Newport Corp.	117,718	1,930,575
*	NIC, Inc.	180,578	1,159,311
*	NMS Communications Corp.	152,100	611,442
* #	Novatel Wireless, Inc.	82,002	913,502
*	Nu Horizons Electronics Corp.	44,007	365,698
*	Nuance Communications, Inc.	385,829	3,364,429
*	NumereX Corp. Class A	10,500	75,117
* #	NYFIX, Inc.	78,514	407,488
	O.I. Corp.	2,800	33,110
*	OmniVision Technologies, Inc.	151,800	4,447,740
*	Omtool, Ltd.	3,470	19,415
*	ON Semiconductor Corp.	720,960	4,354,598
*	Online Resources Corp.	74,070	905,876
*	Onvia, Inc.	1,900	10,298
*	ONYX Software Corp.	50,316	213,340
*	Open Solutions, Inc.	57,640	1,599,510
*	OpenTV Corp.	38,746	138,323
* #	Openwave Systems, Inc.	197,922	2,798,617
*	Oplink Communications, Inc.	7,385	139,503
*	OPNET Technologies, Inc.	58,211	659,531
*	Opsware, Inc.	290,192	2,269,301
*	OPTi, Inc.	11,200	32,480
*	Optical Cable Corp.	15,000	73,350
*	Optical Communication Products, Inc.	136,650	280,133

47

*	OSI Systems, Inc.	45,900	913,869
*	Overland Storage, Inc.	40,075	319,799
*	OYO Geospace Corp.	12,670	721,557
*	Packeteer, Inc.	100,100	1,146,145
* #	Palm, Inc.	93,604	1,542,594
*	Panavision, Inc.	3,500	26,950
*	PAR Technology Corp.	17,850	258,468
* #	Parametric Technology Corp.	178,974	2,387,513
	Park Electrochemical Corp.	58,350	1,853,780
* #	Parkervision, Inc.	67,686	690,397
* #	Path 1 Network Technologies, Inc.	17,600	18,216
*	Paxar Corp.	113,600	2,416,272
*	PC Connection, Inc.	70,150	413,885
*	PC-Tel, Inc.	62,700	618,849
*	PDF Solutions, Inc.	77,293	1,027,224
*	Peerless Systems Corp.	23,600	148,680
*	Pegasystems, Inc.	101,238	702,592
*	Pemstar, Inc.	113,500	323,475
*	Perceptron, Inc.	22,068	168,820
*	Perficient, Inc.	70,237	979,806
*	Performance Technologies, Inc.	37,100	268,975
*	Pericom Semiconductor Corp.	75,936	660,643
*	Pervasive Software, Inc.	63,939	265,347
*	Pfsweb, Inc.	35,142	42,873
*	Phoenix Technologies, Ltd.	71,036	412,009
*	Photon Dynamics, Inc.	49,400	787,930
*	Photronics, Inc.	111,126	1,874,696
*	Pinnacle Data Systems, Inc.	3,700	11,507
*	Pixelworks, Inc.	49,500	139,095
*	Planar Systems, Inc.	43,500	582,030
	Plantronics, Inc.	21,400	461,170
*	PLATO Learning, Inc.	66,166	448,605
*	Plexus Corp.	92,061	3,620,759
*	PLX Technology, Inc.	81,038	967,594
* #	PMC-Sierra, Inc.	71,047	684,893
*	Polycom, Inc.	19,867	428,929
*	Porta Systems Corp.	300	42
*	Portal Software, Inc.	95,020	465,598
*	PortalPlayer, Inc.	16,600	166,830
*	Power Integrations, Inc.	85,700	1,510,034
* #	Powerwave Technologies, Inc.	313,094	3,065,190
*	Presstek, Inc.	99,498	972,095
	Printronix, Inc.	6,700	92,929
	Programmers Paradise, Inc.	5,100	72,369
*	Progress Software Corp.	113,100	2,632,968
* #	Proxim Corp.	6,726	94
	QAD, Inc.	90,859	639,647
#	Quality Systems, Inc.	79,018	2,624,978
*	Qualstar Corp.	5,400	16,848
*	Quantum Corp.	543,200	1,580,712
*	Quest Software, Inc.	277,877	3,856,933
*	QuickLogic Corp.	81,900	458,640
* #	Quokka Sports, Inc.	1,128	23
*	Quovadx, Inc.	70,847	182,785
*	Radiant Systems, Inc.	89,544	966,180

48

*	RadiSys Corp.	57,662	1,196,487
*	Radyne Corp.	30,000	394,500
*	RAE Systems, Inc.	167,700	670,800
*	Ramtron International Corp.	56,200	111,276
*	RealNetworks, Inc.	468,719	4,434,082
*	Redback Networks, Inc.	164,133	3,921,137
*	Relm Wireless Corp.	36,800	249,136
*	REMEC, Inc.	70,845	80,055
#	Renaissance Learning, Inc.	87,315	1,270,433
*	Reptron Electronics, Inc.	343	394
* #	Research Frontiers, Inc.	4,700	25,380
*	RF Micro Devices, Inc.	529,855	3,841,449
*	RF Monolithics, Inc.	22,400	134,400
	Richardson Electronics, Ltd.	39,725	272,911
*	RightNow Technologies, Inc.	93,908	1,531,639
*	Rimage Corp.	28,560	603,187
*	Rofin-Sinar Technologies, Inc.	44,277	2,415,753
*	Rogers Corp.	49,700	2,830,912
*	RSA Security, Inc.	209,944	3,155,458
*	Rudolph Technologies, Inc.	82,368	1,365,669
*	S1 Corp.	198,806	1,093,433
*	Saba Software, Inc.	82,560	511,872
*	Safeguard Scientifics, Inc.	341,100	801,585
*	SafeNet, Inc.	68,004	1,130,226
*	Sapient Corp.	360,581	1,929,108
* #	SatCon Technology Corp.	111,600	233,244
*	SBE, Inc.	3,400	3,638
*	SBS Technologies, Inc.	43,830	722,318
*	ScanSource, Inc.	37,000	2,178,560
*	Schmitt Industries, Inc.	2,366	16,278
*	Scientific Learning Corp.	4,300	20,554
*	Scientific Technologies, Inc.	8,100	83,835
*	SCM Microsystems, Inc.	41,753	129,852
*	Seachange International, Inc.	82,700	516,048
*	Seagate Technology	245,088	5,722,805
*	Secure Computing Corp.	150,942	1,340,365
*	Selectica, Inc.	76,360	193,191
*	Semitool, Inc.	92,160	834,970
*	Semtech Corp.	219,457	3,673,710
*	SI International, Inc.	33,143	1,050,302
*	Sigma Designs, Inc.	65,100	904,890
*	Sigmatel, Inc.	85,392	467,948
*	Sigmatron International, Inc.	2,200	19,096
*	Silicon Graphics, Inc.	192,800	12,725
*	Silicon Image, Inc.	235,305	2,240,104
*	Silicon Storage Technology, Inc.	272,200	1,012,584
*	SimpleTech, Inc.	122,915	485,514
*	Simulations Plus, Inc.	800	4,120
*	Sipex Corp.	80,846	242,538
*	Sirenza Microdevices, Inc.	129,640	1,480,489
*	Skyworks Solutions, Inc.	448,093	2,536,206
*	SM&A	52,700	306,714
*	Smith Micro Software, Inc.	20,700	281,520
*	Somera Communications, Inc.	5,170	12,046
*	Sonic Foundry, Inc.	85,700	191,111

49

*	Sonic Solutions, Inc.	73,500	1,121,610
*	SonicWALL, Inc.	184,900	1,558,707
* #	Sonus Networks, Inc.	740,943	3,452,794
	SpectraLink Corp.	59,300	550,304
*	Spectrum Control, Inc.	12,673	101,384
*	SPSS, Inc.	53,642	1,984,754
*	SRA International, Inc.	59,400	1,868,724
*	SRS Labs, Inc.	43,968	256,773
*	Staktek Holdings, Inc.	143,791	877,125
*	Standard Microsystems Corp.	60,017	1,367,787
	StarTek, Inc.	42,400	639,392
*	SteelCloud, Inc.	11,700	16,380
	Stellent, Inc.	83,600	930,468
*	Stratasys, Inc.	29,400	889,644
*	Stratex Networks, Inc.	279,715	1,169,209
*	Stratos International, Inc.	41,336	236,029
*	SumTotal Systems, Inc.	69,917	397,129
*	Sunair Electronics, Inc.	3,900	16,770
*	Sunrise Telecom, Inc.	18,900	43,470
*	Suntron Corp.	5,165	10,020
*	Supertex, Inc.	39,400	1,598,064
*	SupportSoft, Inc.	127,100	495,690
*	Sycamore Networks, Inc.	647,188	2,860,571
*	Sykes Enterprises, Inc.	113,107	1,949,965
*	Symmetricom, Inc.	129,367	937,911
*	Synaptics, Inc.	74,220	1,757,530
*	SYNNEX Corp.	72,000	1,291,680
*	Synplicity, Inc.	74,875	481,446
	Syntel, Inc.	115,303	2,651,969
*	Taitron Components, Inc.	4,900	10,805
#	TALX Corp.	90,085	2,396,261
*	Technical Communications Corp.	400	1,458
	Technitrol, Inc.	117,500	2,681,350
*	Technology Solutions Co.	100	1,019
*	TechTeam Global, Inc.	19,400	192,642
*	Tekelec	173,800	2,507,934
*	TeleCommunication Systems, Inc.	84,800	197,584
* #	Telkonet, Inc.	126,800	469,160
*	Telular Corp.	43,500	100,050
*	Terayon Communication Systems, Inc.	212,100	358,449
*	Terremark Worldwide, Inc.	124,200	779,976
*	Tessco Technologies, Inc.	6,500	126,230
*	Tessera Technologies, Inc.	132,445	3,740,247
*	Therma-Wave, Inc.	88,790	118,979
	TheStreet.com, Inc.	77,225	915,116
*	Think Partnership, Inc.	26,800	46,900
*	THQ, Inc.	172,351	4,020,949
*	TIBCO Software, Inc.	3,176	24,360
*	Tier Technologies, Inc. Class B	56,400	367,728
*	TII Network Technologies, Inc.	10,860	27,476
*	TNS, Inc.	68,100	1,402,860
*	Tollgrade Communications, Inc.	38,291	368,359
* #	Track Data Corp.	14,835	44,505
*	Transact Technologies, Inc.	27,150	360,281
*	Transaction Systems Architects, Inc.	107,739	4,208,285

50

*	Transcat, Inc.	6,000	32,400
*	Trans-Industries, Inc.	800	116
*	Transmeta Corp.	65,300	95,338
*	Transwitch Corp.	207,823	388,629
*	Travelzoo, Inc.	45,200	1,346,056
*	Trident Microsystems, Inc.	159,220	3,515,578
	Trio-Tech International	800	5,024
*	Triquint Semiconductor, Inc.	398,439	2,055,945
	Troy Group, Inc.	13,400	45,560
	TSR, Inc.	6,201	30,993
*	TTM Technologies, Inc.	125,100	1,827,711
*	Tumbleweed Communications Corp.	134,795	372,034
*	Tut Systems, Inc.	87,807	236,201
*	Tyler Technologies, Inc.	113,600	1,207,568
*	Ulticom, Inc.	115,530	1,049,012
*	Ultimate Software Group, Inc.	68,901	1,563,364
*	Ultra Clean Holdings, Inc.	2,200	18,590
*	Ultratech, Inc.	69,200	1,237,988
	United Online, Inc.	187,203	2,231,460
* #	Universal Display Corp.	87,248	1,275,566
*	USDATA Corp.	2,820	113
* #	UTStarcom, Inc.	319,457	2,038,136
*	VA Software Corp.	180,900	767,016
*	ValueClick, Inc.	219,300	3,456,168
*	Varian Semiconductor Equipment Associates, Inc.	136,746	4,232,289
*	Veeco Instruments, Inc.	87,400	2,112,458
*	VendingData Corp.	50,700	116,610
* #	Verilink Corp.	54,158	1,354
*	Verint Systems, Inc.	90,094	2,924,451
*	Verso Technologies, Inc.	63	64
*	Vertical Communications, Inc.	1,200	876
*	Viasat, Inc.	79,591	2,029,571
*	Vicon Industries, Inc.	4,500	12,600
*	Video Display Corp.	9,250	80,845
* #	Viewpoint Corp.	136,416	226,451
*	Vignette Corp.	83,260	1,134,834
* #	Viisage Technology, Inc.	83,118	1,113,781
*	Virage Logic Corp.	65,827	638,522
* #	Vitech America, Inc.	1,380	1
* #	Vitesse Semiconductor, Inc.	620,053	1,041,689
*	Vitria Technology, Inc.	95,004	255,561
*	Vodavi Technology, Inc.	4,200	23,478
* #	Vyyo, Inc.	49,400	329,004
*	WatchGuard Technologies, Inc.	94,580	452,092
*	Web.com, Inc.	45,810	258,827
*	Webb Interactive Services, Inc.	1,400	140
*	WebEx Communications, Inc.	121,180	3,980,763
*	webMethods, Inc.	161,098	1,454,715
*	Websense, Inc.	133,272	2,951,975
*	WebSideStory, Inc.	55,400	759,534
*	Westell Technologies, Inc.	155,619	413,947
*	White Electronics Designs Corp.	67,723	346,065
*	Wind River Systems, Inc.	229,383	2,167,669
*	Winland Electronics, Inc.	2,000	8,180
	Wireless Telecom Group, Inc.	63,800	172,260

51

*	Wireless Xcessories Group, Inc.	3,200	15,360
*	Witness Systems, Inc.	92,700	1,913,328
*	WJ Communications, Inc.	190,328	399,689
	Woodhead Industries, Inc.	34,657	605,458
* #	WorldGate Communications, Inc.	6,500	11,765
*	Wright Express Corp.	40,100	1,180,544
	X-Rite, Inc.	59,363	693,360
*	Zhone Technologies, Inc.	399,717	839,406
*	ZILOG, Inc.	8,800	27,104
* #	Zix Corp.	83,626	92,825
*	Zomax, Inc.	79,500	129,585
*	Zones, Inc.	13,100	82,923
*	Zoran Corp.	130,535	3,230,741
*	Zygo Corp.	50,500	759,520
Total Information Technology			682,559,921

Materials — (4.5%)
*	AEP Industries, Inc.	24,410	808,093
*	AK Steel Holding Corp.	318,400	4,282,480
*	Aleris International, Inc.	90,284	3,902,977
	AMCOL International Corp.	86,300	2,332,689
*	American Pacific Corp.	7,300	61,320
	American Vanguard Corp.	75,322	1,425,845
	Arch Chemicals, Inc.	68,622	2,384,615
*	Atlantis Plastics, Inc.	4,300	42,742
*	Badger Paper Mills, Inc.	1,000	70
	Bairnco Corp.	7,100	73,272
	Balchem Corp.	33,825	700,178
*	Brush Engineered Materials, Inc.	55,900	1,155,453
*	Buckeye Technologies, Inc.	97,883	764,466
	Calgon Carbon Corp.	115,000	784,300
* #	Canyon Resources Corp.	60,600	72,720
*	Caraustar Industries, Inc.	84,266	742,383
	Carpenter Technology Corp.	23,300	2,604,940
	Castle (A.M.) & Co.	48,337	1,338,935
*	Century Aluminum Co.	93,290	3,885,529
	CF Industries Holdings, Inc.	86,500	1,477,420
*	CFC International, Inc.	3,750	40,688
*	Chaparral Steel Co.	66,100	4,060,523
	Chesapeake Corp.	51,602	705,915
* #	Coeur d’Alene Mines Corp.	712,100	3,403,838
	Compass Minerals International, Inc.	92,500	2,356,900
*	Constar International, Inc.	36,402	139,784
*	Continental Materials Corp.	300	8,100
*	Core Molding Technologies, Inc.	28,200	174,558
	CPAC, Inc.	6,620	35,218
	Deltic Timber Corp.	35,671	2,047,515
*	Detrex Corp.	500	4,245
*	Devcon International Corp.	3,500	26,950
	Eagle Materials, Inc.	61,159	2,980,278
#	Empire Resources, Inc.	27,200	527,680
*	Environmental Technologies Corp.	3,700	0
	Ferro Corp.	121,500	2,138,400
	Flamemaster Corp.	189	975
*	Flotek Industries, Inc.	12,100	259,061

52

	Friedman Industries, Inc.	20,058	165,278
#	Georgia Gulf Corp.	98,900	3,187,547
	Gibraltar Industries, Inc.	86,304	2,403,566
	Glatfelter (P.H.) Co.	115,000	2,010,200
*	Graphic Packaging Corp.	358,800	1,392,144
	Greif, Inc. Class A	32,600	2,066,840
	H.B. Fuller Co.	84,909	4,096,859
	Hawkins, Inc.	29,574	406,643
* #	Headwaters, Inc.	122,200	3,354,390
*	Hecla Mining Co.	343,800	1,877,148
*	Hercules, Inc.	315,700	4,883,879
*	ICO, Inc.	13,920	69,600
*	Impreso, Inc.	5,200	9,048
*	Keystone Consolidated Industries, Inc.	2,100	55
	Kronos Worldwide, Inc.	688	20,158
*	Landec Corp.	72,090	619,253
*	Lesco, Inc.	25,900	405,076
* #	Liquidmetal Technologies, Inc.	68,495	132,195
	MacDermid, Inc.	88,700	2,760,344
*	Material Sciences Corp.	38,300	424,747
*	Maxxam, Inc.	9,992	315,248
	Metal Management, Inc.	75,300	2,363,667
	Minerals Technologies, Inc.	57,200	3,337,048
*	Mines Management, Inc.	35,900	288,636
*	Mod-Pac Corp.	7,727	82,602
	Myers Industries, Inc.	97,319	1,547,372
* #	Nanophase Technologies Corp.	52,098	302,168
	Nevada Chemicals, Inc.	2,600	23,920
	NewMarket Corp.	49,600	2,400,640
	Niagara Corp.	8,000	128,000
#	NL Industries, Inc.	135,176	1,609,946
	NN, Inc.	49,175	640,259
*	Northern Technologies International Corp.	5,200	34,580
*	Northwest Pipe Co.	9,130	244,501
	Olin Corp.	209,252	3,705,853
	Olympic Steel, Inc.	26,500	882,980
*	OM Group, Inc.	85,000	2,692,800
*	Omnova Solutions, Inc.	119,700	727,776
*	Oregon Steel Mills, Inc.	99,800	4,683,614
	Packaging Dynamics Corp.	4,020	56,159
	Penford Corp.	24,000	330,480
*	Pioneer Companies, Inc.	34,100	946,957
*	PolyOne Corp.	267,400	2,526,930
	Pope & Talbot, Inc.	43,400	269,948
	Quaker Chemical Corp.	28,320	484,838
	Quanex Corp.	99,075	3,895,629
	Reliance Steel & Aluminum Co.	15,757	1,270,172
	Rock of Ages Corp.	4,400	21,340
	Rock-Tenn Co. Class A	94,800	1,466,556
	Rotonics Manufacturing, Inc.	6,700	19,765
#	Royal Gold, Inc.	68,235	1,929,686
* #	RTI International Metals, Inc.	64,500	3,873,225
	Ryerson, Inc.	71,600	1,868,760
	Schnitzer Steel Industries, Inc. Class A	65,551	2,349,348
	Schulman (A.), Inc.	80,055	1,933,328

53

	Schweitzer-Maudoit International, Inc.	44,700	1,134,039
	Sensient Technologies Corp.	131,200	2,647,616
	Silgan Holdings, Inc.	108,126	4,042,831
	Spartech Corp.	90,000	2,066,400
	Steel Dynamics, Inc.	103,975	6,039,908
	Steel Technologies, Inc.	34,450	646,282
	Stepan Co.	16,400	503,480
*	Stillwater Mining Co.	254,500	3,494,285
	Summa Industries, Inc.	5,310	50,498
*	Symyx Technologies, Inc.	96,600	2,579,220
*	Synalloy Corp.	8,600	111,886
*	Terra Industries, Inc.	276,000	2,061,720
	Texas Industries, Inc.	67,100	3,285,887
	Tronox, Inc. Class A	5,500	71,390
*	U.S. Aggregates, Inc.	1,600	6
*	U.S. Concrete, Inc.	110,900	1,372,942
*	UFP Technologies, Inc.	3,700	21,016
*	United States Lime & Minerals, Inc.	8,796	291,411
*	Universal Stainless & Alloy Products, Inc.	8,905	236,873
	Vulcan International Corp.	700	42,963
	Wausau Paper Corp.	142,836	1,909,717
*	Webco Industries, Inc.	600	43,500
	Wellman, Inc.	69,200	302,404
*	Williams Industries, Inc.	1,200	3,108
	Worthington Industries, Inc.	94,429	1,608,126
* #	Zoltek Companies, Inc.	59,800	1,677,390
Total Materials			163,535,654

Other — (0.0%)
* #	AstroPower, Inc.	5,058	0
* (R)	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	313
*	Bush Industries, Inc. Escrow Shares	700	16
*	Celebrity, Inc. Escrow Shares	1,300	0
*	Cygnus, Inc. Escrow Share	100	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	753
* #	EquiMed, Inc. Nevis	2,250	0
*	Pelican Financial Escrow Shares	300	0
*	Hoenig Group Escrow Shares	7,900	0
*	iGo Escrow Share	4,100	0
*	IMPATH, Inc.	21,600	0
*	Imperial Sugar Co. (Old)	14,551	0
*	ioWorldMedia, Inc.	1,655	1,092
* (R)	Noel Group, Inc.	8,000	86
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
Total Other			5,972

Real Estate Investment Trusts — (0.4%)
*	AMEN Properties, Inc.	1,975	10,152
*	BNS Holding, Inc. Class A	4,020	22,713
	Consolidated-Tokoma Land Co.	16,200	941,220
*	Grubb & Ellis Co.	14,500	147,900

54

*	Kennedy-Wilson, Inc.	8,600	137,600
	Longview Fibre Co.	145,800	3,723,732
*	Mays (J.W.), Inc.	200	3,650
#	Potlatch Corp.	105,237	3,964,278
*	Stratus Properties, Inc.	8,546	213,650
* #	Tejon Ranch Co.	46,300	1,929,784
*	The Intergroup Corp.	1,960	31,399
*	Trammell Crow Co.	105,200	3,643,076
*	United Capital Corp.	4,700	105,280
*	Wilshire Enterprises, Inc.	7,307	63,936
Total Real Estate Investment Trusts			14,938,370

Telecommunication Services — (1.2%)
*	@Road, Inc.	177,500	981,575
	Alaska Communications Systems Group, Inc.	120,611	1,497,989
*	Boston Communications Group, Inc.	50,400	63,000
* #	Broadwing Corp.	220,924	2,518,534
	Centennial Communications Corp.	302,882	1,768,831
*	Cincinnati Bell, Inc.	716,700	2,787,963
*	Cogent Communications Group, Inc.	127,935	1,177,002
	Commonwealth Telephone Enterprises, Inc.	61,200	2,022,660
*	Covista Communications, Inc.	2,900	3,393
	CT Communications, Inc.	54,860	890,926
	D&E Communications, Inc.	41,574	484,337
* #	Dobson Communications Corp.	434,576	3,733,008
	FairPoint Communications, Inc.	6,500	87,620
* #	First Avenue Networks, Inc.	75,000	1,034,250
*	General Communications, Inc. Class A	149,181	1,951,287
*	GoAmerica, Inc.	56	167
	Hector Communications Corp.	6,300	188,370
	Hickory Tech Corp.	23,500	182,830
*	IDT Corp.	42,978	589,658
* #	IDT Corp. Class B	202,800	2,806,752
*	LCC International, Inc. Class A	59,241	222,746
*	Lynch Interactive Corp.	28	51,800
*	Metro One Telecommunications, Inc.	21,350	11,102
* #	Network Plus Corp.	14,500	25
	North Pittsburgh Systems, Inc.	43,506	1,096,351
*	Pac-West Telecomm, Inc.	20,900	17,974
*	Premiere Global Services, Inc.	207,937	1,559,528
*	Price Communications Corp.	159,570	2,605,778
* #	Primus Telecommunications Group, Inc.	144,357	108,268
*	Rural Cellular Corp. Class A	38,993	520,946
*	SBA Communications Corp.	198,113	4,534,807
*	Shared Technologies Cellular, Inc.	10,100	23
	Shenandoah Telecommunications Co.	200	8,896
*	SunCom Wireless Holdings, Inc.	182,300	289,857
	SureWest Communications	40,812	790,120
*	TALK America Holdings, Inc.	84,809	661,510
*	Time Warner Telecom, Inc.	77,187	1,175,558
*	UbiquiTel, Inc.	263,367	2,741,650
* #	US LEC Corp.	89,220	301,564
	USA Mobility, Inc.	41,100	833,919
	Warwick Valley Telephone Co.	300	6,480
*	Wireless Facilities, Inc.	188,204	700,119

55

*	WQN, Inc.	1,500	1,515
*	Xeta Corp.	12,900	30,315
Total Telecommunication Services			43,041,003

Utilities — (2.2%)
#	ALLETE, Inc.	87,200	3,965,856
	American States Water Co.	48,650	1,790,807
*	Aquila, Inc.	1,082,900	4,667,299
	Artesian Resources Corp. Class A	3,415	103,133
#	Avista Corp.	141,400	3,146,150
	BIW, Ltd.	800	14,600
#	Black Hills Corp.	88,759	3,002,717
	California Water Service Group	53,300	2,000,349
	Cascade Natural Gas Corp.	33,200	697,200
	Central Vermont Public Service Corp.	35,600	639,020
	CH Energy Group, Inc.	44,800	2,063,040
	Chesapeake Utilities Corp.	15,100	437,900
	Cleco Corp.	144,900	3,218,229
	Connecticut Water Services, Inc.	23,587	548,634
	Delta Natural Gas Co., Inc.	7,120	175,423
	Duquesne Light Holdings, Inc.	226,100	3,669,603
*	Dynegy, Inc.	12,300	64,944
*	El Paso Electric Co.	139,200	2,683,776
#	Empire District Electric Co.	75,500	1,645,900
	Energy West, Inc.	3,800	37,111
	EnergySouth, Inc.	22,603	720,584
*	Environmental Power Corp.	26,400	172,656
	Florida Public Utilities Co.	5,849	77,441
	Green Mountain Power Corp.	14,100	403,965
	IDACORP, Inc.	124,100	4,146,181
	Laclede Group, Inc.	61,700	2,076,205
	Maine & Maritimes Corp.	1,600	24,656
	MGE Energy, Inc.	57,227	1,770,603
	Middlesex Water Co.	10,213	185,060
	New Jersey Resources Corp.	80,100	3,598,092
	Northwest Natural Gas Co.	82,800	2,888,064
	NorthWestern Corp.	58,599	2,039,245
	Otter Tail Corp.	85,360	2,227,042
#	Peoples Energy Corp.	111,200	4,172,224
	Piedmont Natural Gas Co.	3,000	72,930
	PNM Resources, Inc.	92,939	2,348,569
	RGC Resources, Inc.	3,464	85,717
	SEMCO Energy, Inc.	91,100	505,605
*	Sierra Pacific Resources	68,791	952,755
	SJW Corp.	37,900	857,298
	South Jersey Industries, Inc.	83,328	2,238,190
	Southern Union Co.	1	18
	Southwest Gas Corp.	114,700	3,338,917
	Southwest Water Co.	64,717	838,085
	UIL Holdings Corp.	42,700	2,358,321
	Unisource Energy Corp.	97,280	2,947,584
	Unitil Corp.	5,900	146,910
	WGL Holdings, Inc.	131,700	3,792,960
Total Utilities			79,557,568

56

TOTAL COMMON STOCKS			3,237,538,304

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
* (R)	American Banknote Corp. Warrants Series 2 10/01/07	30	0
* #	Angeion Corp. Warrants 10/31/07	215	0
*	CSF Holding, Inc. Litigation Rights	3,250	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	971	1,612
*	First Bank of Delaware Rights 06/19/06	2,896	232
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	RCN Corp. Warrants 12/21/06	60	0
*	Tengasco, Inc. Warrants 09/12/08	683	0

TOTAL RIGHTS/WARRANTS			1,844

		Face
		Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$2	0

TEMPORARY CASH INVESTMENTS — (11.5%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $343,267,000 FNMA, rates ranging from 5.237%(r) to 7.297%(r), maturities ranging from 04/01/34 to 12/01/35, valued at $129,026,830) to be repurchased at $125,282,164	125,265	125,264,662
@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $741,793,434 FNMA, rates ranging from 4.50% to 5.50%, maturities ranging from 08/01/20 to 11/01/42, valued at $295,351,747) to be repurchased at $285,558,543	285,519	285,518,570
	Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $8,044,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,129,940) to be repurchased at $8,995,217	8,994	8,994,000
TOTAL TEMPORARY CASH INVESTMENTS			419,777,232

TOTAL INVESTMENTS - (100.0%)
(Cost $3,198,536,261)			$3,657,317,380

See accompanying Notes to Financial Statements.

57

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA—(3.3%)
COMMON STOCKS—(3.3%)
	ABC Learning Centres, Ltd.	79,696	$438,746
	Amcor, Ltd.	924,800	4,617,592
	AMP, Ltd.	235,366	1,556,257
	Ansell, Ltd.	200,167	1,476,327
#	APN News & Media, Ltd	509,371	1,996,707
#	Australand Property Group	1,132,058	1,672,480
	AWB, Ltd.	385,762	1,232,901
	AXA Asia Pacific Holdings, Ltd.	2,837,724	12,794,525
	Bendigo Bank, Ltd.	15,095	144,256
	BlueScope Steel, Ltd.	1,281,166	7,374,419
	Boral, Ltd.	986,755	6,770,114
	Brickworks, Ltd.	78,415	732,380
	Caltex Australia, Ltd.	209,534	3,018,472
	Commonwealth Bank of Australia	1,376,609	44,863,141
	CSR, Ltd.	1,514,337	4,090,214
#	DCA Group, Ltd.	193,113	398,271
	Downer EDI, Ltd.	280,563	1,792,464
	Foster’s Group, Ltd.	3,157,551	12,667,157
	Futuris Corp., Ltd.	535,719	888,627
	Iluka Resources, Ltd.	188,660	944,356
	Insurance Australia Group, Ltd.	803,662	3,159,374
	John Fairfax Holdings, Ltd.	733,495	2,074,308
	Lend Lease Corp., Ltd.	594,092	5,915,398
	Lion Nathan, Ltd.	871,345	5,095,945
*	Mayne Pharma, Ltd	.1,332,732	2,708,751
	Mirvac, Ltd.	1,276,642	4,118,662
	National Australia Bank, Ltd.	2,491,633	66,188,216
*	National Australia Bank, Ltd. Sponsored ADR	3,700	493,765
	Onesteel, Ltd.	525,335	1,433,723
	Orica, Ltd.	1	18
	Origin Energy, Ltd.	907,717	4,709,345
	Paperlinx, Ltd.	727,704	1,678,698
	Promina Group, Ltd.	1,258,769	5,402,305
	Publishing and Broadcasting, Ltd.	190,851	2,676,042
	Qantas Airways, Ltd.	3,705,050	8,830,245
	Santos, Ltd.	1,005,880	8,745,060
#	Seven Network, Ltd.	136,508	873,032
	Symbion Health, Ltd.	1,348,886	3,192,997
	TABCORP Holdings, Ltd.	397,608	4,566,813
	Virgin Blue Holdings, Ltd.	205,902	253,565
	Zinifex, Ltd.	434,000	3,850,164

TOTAL—AUSTRALIA			245,435,832

1

AUSTRIA—(0.2%)
COMMON STOCKS—(0.2%)
#	Boehler-Uddeholm AG	17,654	3,673,117
	Voestalpine AG	74,323	10,551,661
#	Wienerberger AG	21,081	1,081,799

TOTAL—AUSTRIA			15,306,577

BELGIUM—(0.8%)
COMMON STOCKS—(0.8%)
#	Ackermns & Van Haaren SAA	4,187	306,340
	Banque Nationale de Belgique	1,049	4,224,006
	Bekaert SA	2,787	286,984
	Cofinimmo SA	1,108	186,741
	Compagnie Nationale a Portefeuille	4,029	1,438,958
*	Cumerio - Strip	2,009	207
#	Delhaize Freres & cie le Lio SA Molebeek-Saint Jean	231,485	14,864,903
	Dexia SA	386,808	9,491,522
	D’Ieteren NV SA	431	128,136
	Groupe Bruxelles Lambert SA	55,500	6,017,677
	InBev NV	169,938	8,170,331
	KBC Groep NV	32,088	3,449,106
	Suez SA	95,400	3,676,600
	Umicore	70,740	10,231,140
TOTAL COMMON STOCKS			62,472,651

RIGHTS/WARRANTS—(0.0%)
*	Umicore Strip VVPR	2,009	206

TOTAL—BELGIUM			62,472,857

CANADA—(2.1%)
COMMON STOCKS—(2.1%)
	Abitibi-Consolidated, Inc.	491,000	1,702,787
	AGF Management, Ltd. Class B Non-Voting	9,766	189,734
	Alcan, Inc.	651,733	34,145,721
	Astral Media, Inc. Class A	44,538	1,504,547
	Atco, Ltd. Class 1 Non-Voting	50,000	1,719,473
#	BCE, Inc.	590,300	14,314,038
*	Bombardier, Inc. Class B	893,900	2,637,472
	Canadian Pacific Railway, Ltd.	119,700	6,271,345
*	Canfor Corp.	105,200	1,222,478
*	Celestica, Inc. Subordinate Voting	254,500	2,428,321
*	CGI Group, Inc.	339,800	2,255,050
	Corus Entertainment, Inc. Class B Non-Voting	46,000	1,503,404
	E-L Financial Corp., Ltd.	600	345,892
	Emera, Inc.	27,000	462,787
	Empire Co., Ltd. Class A Non-Voting	25,400	945,438
#	Fairfax Financial Holdings, Inc. Subordinate Voting	16,800	1,921,743
	Gerdau Ameristeel Corp.	120,600	1,118,958
	Industrial Alliance Insurance & Financial Services, Inc.	70,200	2,071,267
*	Intrawest Corp.	47,800	1,548,781

2

#	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	28,100	310,210
#	Kingsway Financial Services, Inc.	29,400	592,537
	Kinross Gold Corp.	67,900	743,417
#	Magna International, Inc. Class A	132,799	10,308,048
	Manitoba Telecom Services, Inc.	16,600	683,290
	MDS, Inc.	147,913	2,786,377
	Mi Developments, Inc.	54,300	1,897,912
	New Maple Leaf Foods, Inc.	42,900	556,941
	Northbridge Financial Corp.	15,000	459,464
	Nova Chemicals Corp.	93,500	2,851,262
#	Quebecor, Inc. Class B Subordinate Voting	39,800	974,856
	Sherritt International Corp.	153,200	1,578,593
#	Sobeys, Inc.	22,400	796,354
	Sun Life Financial, Inc.	1,134,300	46,854,880
	Torstar Corp. Class B Non-Voting	53,300	1,013,257
	Transalta Corp.	274,255	5,801,309
	West Fraser Timber Co., Ltd.	31,600	1,065,765

TOTAL—CANADA			157,583,708

DENMARK—(1.0%)
COMMON STOCKS—(1.0%)
	A P Moller - Maersk A.S.	701	5,666,939
	Carlsberg A.S. Series B	76,475	5,356,980
#	Codan A.S.	57,000	3,964,096
#	Danisco A.S.	100,730	8,184,561
#	Danske Bank A.S.	652,453	24,919,086
*	Jyske Bank A.S.	89,350	5,908,801
#	Nordea Bank AB	475,918	5,770,317
	Sydbank A.S.	71,200	2,569,789
	Vestas Wind Systems A.S.	434,000	11,215,786

TOTAL—DENMARK			73,556,355

FINLAND—(1.0%)
COMMON STOCKS—(1.0%)
	Fortum Oyj	458,600	11,417,028
#	Huhtamaki Oyj	2,300	41,230
	Kemira Oyj	101,377	1,678,246
	Kesko Oyj	157,000	6,202,903
	Metso Oyj	164,166	5,849,644
	M-Real Oyj Series B	253,400	1,363,999
	Okobank Class A	130,000	1,935,547
	Outokumpu Oyj Series A	351,300	7,930,645
	Rautaruukki Oyj Series K	84,300	2,533,275
	Stora Enso Oyj Series R	922,500	12,904,177
	UPM-Kymmene Oyj	865,900	18,552,392
	Wartsila Corp. Oyj Series B	59,400	2,323,886

TOTAL—FINLAND			72,732,972

FRANCE—(10.0%)
COMMON STOCKS—(10.0%)
#	Air France-KLM	192,225	4,141,296

3

	Air Liquide SA Primes De Fid 02	9,820	2,027,168
	Arcelor SA	167,800	7,167,035
#	Assurances Generales de France (AGF)	177,559	21,504,110
#	AXA SA	2,905,543	101,114,594
#	BNP Paribas SA	1,631,174	152,184,305
#	Bongrain SA	7,145	490,124
*	Business Objects SA	94,856	2,791,941
#	Capgemini SA	181,712	9,978,022
#	Casino Guichard Perrachon SA	36,376	2,785,128
#	Ciments Francais SA	30,740	5,154,783
#	CNP Assurances	58,635	5,838,635
#	Compagnie de Saint-Gobain	598,264	41,924,341
#	Credit Agricole SA	27,709	1,034,784
#	Eiffage SA	12,754	952,052
	Esso SA	686	153,738
#*	Euler Hermes SA	10,758	1,232,345
	European Aeronautic Defence & Space Co.	497,789	17,749,000
#	Faurecia SA	30,445	1,962,949
#	Fimalac SA	24,668	2,098,007
#	Generale des Establissements Michelin SA Series B	242,490	15,878,047
#	Havas SA	300,744	1,505,800
#	Imerys SA	44,000	3,530,241
#	LaFarge SA	270,758	32,460,665
	Lafarge SA Prime Fidelity	85,542	10,281,701
#	Lagardere S.C.A. SA	10,900	861,149
#	Peugeot SA	287,794	18,309,219
#	PPR SA	101,748	12,627,478
	Remy Cointreau SA	56,022	2,995,997
#	Renault SA	379,599	43,689,082
#	Schneider Electric SA	329,932	34,250,009
#	SCOR SA	887,496	2,106,588
	SEB SA Prime Fidelity	9,900	1,108,035
# *	Societe BIC SA	52,288	3,500,877
# *	Societe Generale Paris	293,528	45,265,448
	Sodexho Alliance SA	122,494	5,476,428
#	Suez (ex Suez Lyonnaise des Eaux)	72,747	2,800,962
#	Technip SA	105,512	6,331,863
# *	Thomson	345,508	6,553,685
#	Unibail SA	46,997	7,732,298
# *	Valeo SA	109,691	4,203,535
#	Vivendi SA	2,554,386	91,718,072
TOTAL—FRANCE			735,471,536

GERMANY—(7.6%)
COMMON STOCKS—(7.6%)
	Allianz AG	236,944	36,776,040
	Allianz AG ADR	358,500	5,585,430
	AMB Generali Holding AG	38,497	5,309,361
	BASF AG	184,626	15,032,096
#	Bayer AG	498,853	22,396,531
	Bayerische Motoren Werke (BMW) AG	602,283	31,058,618
#	Bilfinger Berger AG	23,702	1,450,420
	Commerzbank AG	1,007,513	37,889,361

4

	DaimlerChrysler AG	1,734,297	91,158,033
	Deutsche Bank AG	781,091	89,759,655
	Deutsche Lufthansa AG	368,078	6,428,954
# *	Deutsche Telekom AG ADR	98,600	1,602,250
	E.ON AG	494,109	57,236,598
	E.ON AG ADR	69,600	2,676,120
#	Fraport AG	51,528	3,536,781
	GEA Group AG	254,625	4,435,135
	Hannover Rueckversicherung AG	63,997	2,339,633
	Heidelberger Druckmaschinen AG	34,552	1,570,311
#	Hochtief AG	120,552	7,049,807
	Hypo Real Estate Holding AG	84,277	5,320,322
*	Infineon Technologies AG	1,029,137	11,644,959
#	IVG Immobilien AG	30,276	929,615
*	Lanxess AG	49,885	2,014,327
	Linde AG	77,043	6,396,272
	Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002
#*	Salzgitter AG	13,041	1,136,634
	SCA Hygiene Products AG	3,550	1,461,379
#	Suedzucker AG	86,557	2,136,921
	ThyssenKrupp AG	563,346	19,331,704
	TUI AG	289,796	5,892,436
	Vattenfall Europe AG	48,201	3,129,167
	Volkswagen AG	499,652	35,384,221

TOTAL—GERMANY			561,916,093

GREECE—(0.3%)
COMMON STOCKS—(0.3%)
	Alpha Bank A.E.	58,867	1,471,386
	Bank of Greece	11,360	1,439,908
	Coca-Cola Hellenic Bottling Co. S.A.	42,602	1,346,351
*	Coca-Cola Hellenic Bottling Co. S.A. ADR	5,300	167,056
*	Emporiki Bank of Greece S.A.	78,672	2,453,901
	Hellenic Petroleum S.A.	289,844	3,846,669
*	Hellenic Telecommunication Organization Co. S.A.	519,959	11,548,399
	Hellenic Telecommunication Organization Co. S.A. ADR	86,500	972,260

TOTAL - GREECE			23,245,930

HONG KONG—(2.3%)
COMMON STOCKS—(2.3%)
	Cheung Kong Holdings, Ltd.	2,742,000	29,592,581
	China Overseas Land & Investment, Ltd	2,706,000	1,576,915
	China Travel International Investment Hong Kong, Ltd.	680,000	163,782
	China Unicom, Ltd.	5,346,000	4,692,308
#	CITIC International Financial Holdings, Ltd.	1,425,000	805,110
	Citic Pacific, Ltd.	934,000	2,770,877
	Great Eagle Holdings, Ltd.	308,987	955,005
	Hang Lung Group, Ltd.	2,518,000	5,809,242
	Henderson Land Development Co., Ltd.	1,122,000	5,842,038
	Hong Kong and Shanghai Hotels, Ltd.	892,417	1,037,614
	Hopewell Holdings, Ltd.	1,455,000	3,947,934
	Hutchison Whampoa, Ltd.	3,827,000	34,667,529

5

	Hysan Development Co., Ltd.	2,168,279	5,534,665
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	579,295
#	Kerry Properties, Ltd.	2,227,099	7,438,404
#	New World China Land, Ltd.	891,200	388,253
	New World Development Co., Ltd.	3,330,591	5,331,029
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,163,438
	Shangri-La Asia, Ltd.	3,000,733	5,841,385
#	Sino Land Co., Ltd.	4,751,164	7,253,068
	Sun Hung Kai Properties, Ltd.	1,814,000	18,742,286
	Tsim Sha Tsui Properties, Ltd.	475,280	1,137,212
	Wharf Holdings, Ltd.	3,212,214	11,434,221
	Wheelock and Co., Ltd.	3,940,000	6,762,909
	Wheelock Properties, Ltd.	1,485,000	1,163,318
TOTAL — HONG KONG			165,630,418

IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
	Allied Irish Banks P.L.C.	688,656	16,547,128
	Bank of Ireland P.L.C.	1,181,012	21,451,186
	CRH P.L.C.	1,243,314	41,937,667
	Irish Life & Permanent PL.C.	650,175	15,675,433
TOTAL — IRELAND			95,611,414

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
#	Banca Monte Dei Paschi di Siena SpA	2,702,356	15,757,405
#	Banca Popolare di Milano Scarl	1,011,678	12,664,304
# *	Banca Popolare Italiana	437,995	4,339,544
	Banche Popolari Unite Scpa	213,649	5,317,803
#	Benetton Group SpA	181,249	2,700,813
#	Buzzi Unicem SpA	181,398	4,174,408
#	Caltagirone Editore SpA	184,888	1,613,541
#	Capitalia SpA	2,992,113	24,778,993
#	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,448,056
#	Compagnia Assicuratrice Unipol SpA	1,822,774	5,601,876
*	Fastweb	19,822	979,198
# *	Fiat SpA	1,054,970	14,148,648
#	Fondiaria - Sai SpA	167,605	6,553,384
#	Italcementi SpA	341,502	8,297,368
#	Italmobiliare SpA	32,455	2,745,927
#	Milano Assicurazioni SpA	182,000	1,384,600
#	Pirelli & Co. SpA	1,486,658	1,423,261
#	SanPaolo IMI SpA	917,918	16,396,923
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	467,850
	Unicredito Italiano SpA	5,702,257	43,517,058
			174,310,960
TOTAL — ITALY

JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
	Adeka Corp.	87,000	1,225,290
#	Aichi Steel Corp.	136,000	1,000,554

6

	Aioi Insurance Co., Ltd.	928,735	6,345,107
	Aisin Seiki Co., Ltd.	182,500	6,277,390
	Ajinomoto Co., Inc.	1,292,000	15,291,192
	Alpine Electronics, Inc.	36,800	527,009
	Alps Electric Co., Ltd.	166,000	2,179,110
	Amada Co., Ltd.	480,000	4,896,754
#	Anritsu Corp.	67,000	396,099
	Aoyama Trading Co., Ltd.	73,200	2,341,736
	Asahi Breweries, Ltd.	541,200	7,961,414
	Asatsu-Dk, Inc.	32,500	1,111,019
	Autobacs Seven Co., Ltd.	37,500	1,627,739
	Calsonic Kansei Corp.	190,000	1,353,185
	Canon Marketing Japan, Inc.	124,900	2,658,876
	Central Glass Co., Ltd.	235,000	1,385,817
	Chudenko Corp.	41,100	687,748
	Citizen Watch Co., Ltd.	462,000	4,275,075
	Coca-Cola West Japan Co., Ltd.	58,400	1,363,646
	Comsys Holdings Corp.	105,000	1,240,645
	Cosmo Oil Co., Ltd.	764,000	3,695,348
	Dai Nippon Printing Co., Ltd.	1,125,000	18,578,463
	Daibiru Corp.	9,000	101,126
	Daicel Chemical Industries, Ltd.	485,000	3,771,276
#	Daio Paper Corp.	87,000	880,300
	Daiwa House Industry Co., Ltd.	663,000	10,489,143
	Denso Corp.	22,500	786,669
	Ebara Corp.	253,000	1,151,215
	Ezaki Glico Co., Ltd.	174,600	1,814,761
	Fuji Electric Holdings Co., Ltd.	525,780	2,815,365
	Fuji Heavy Industries, Ltd.	820,000	4,872,751
	Fuji Oil Co., Ltd.	55,200	569,813
	Fuji Photo Film Co., Ltd.	868,000	28,457,751
	Fujikura, Ltd.	355,000	4,012,151
#	Fukuyama Transporting Co., Ltd.	266,000	1,001,043
	Futaba Corp.	16,000	424,093
#	Futaba Industrial Co., Ltd.	62,500	1,528,318
	Glory, Ltd.	83,700	1,710,169
	Gunze, Ltd.	248,000	1,482,830
	Hankyu Department Stores, Inc.	128,000	1,095,853
#	Hankyu Holdings, Inc.	174,000	910,255
	Heiwa Corp.	81,500	1,158,811
	Heiwado Co., Ltd.	43,000	865,087
	Hitachi Cable, Ltd.	236,000	1,107,934
	Hitachi Kokusai Electric, Inc.	87,000	1,043,746
	Hitachi Maxell, Ltd.	96,000	1,297,917
	Hitachi Metals, Ltd.	70,000	716,399
#	Hitachi Software Engineering Co., Ltd.	46,200	770,808
	Hitachi Transport System, Ltd.	111,000	1,086,456
	Hitachi, Ltd.	5,642,000	38,309,680
	Hokkoku Bank, Ltd.	351,000	1,598,965
	Hokuetsu Paper Mills, Ltd.	162,000	943,596
#	House Foods Corp.	117,000	1,851,060
*	INPEX Holdings, Inc.	498	4,409,321
#	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	2,635,023
#	Itoham Foods, Inc.	132,000	563,675

7

	Japan Airport Terminal Co., Ltd.	68,300	687,346
	JS Group Corp.	357,500	7,541,563
	Juroku Bank, Ltd.	349,000	2,079,593
	Kadokawa Holdings, Inc.	15,200	545,689
	Kamigumi Co., Ltd.	357,000	2,908,214
	Kandenko Co., Ltd.	129,000	1,007,579
	Kanto Auto Works, Ltd.	12,600	165,443
	Katokichi Co., Ltd.	117,100	1,038,210
#	Kawasaki Heavy Industries, Ltd.	744,000	2,499,843
#	Kikkoman Corp.	259,000	3,295,262
	Kinden Corp.	185,000	1,667,010
	Kirin Brewery Co., Ltd.	1,399,000	22,395,330
#	Kissei Pharmaceutical Co., Ltd.	41,000	750,415
	Koito Manufacturing Co., Ltd.	35,000	549,794
	Kokuyo Co., Ltd.	107,300	1,892,707
	Komori Corp.	77,000	1,604,677
	Kuraray Co., Ltd.	592,000	7,153,280
	Kyocera Corp.	286,400	23,924,955
#	KYORIN Co., Ltd.	74,000	872,522
	Kyowa Hakko Kogyo Co., Ltd.	425,000	2,912,105
	Lintec Corp.	32,000	849,383
#	Mabuchi Motor Co., Ltd.	36,300	2,139,220
#	Maeda Corp.	196,000	1,119,302
	Makita Corp.	78,000	2,434,282
	Marubeni Corp.	603,000	3,281,361
	Marui Co., Ltd.	408,600	7,095,920
#	Maruichi Steel Tube, Ltd.	117,000	2,621,951
	Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090
	Matsushita Electric Works, Ltd.	496,000	5,750,899
	Meiji Dairies Corp.	268,000	1,874,643
#	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,588,611
	Millea Holdings, Inc.	2,591	45,872,800
	Mitsubishi Gas Chemical Co., Inc.	257,000	3,156,061
	Mitsubishi Heavy Industries, Ltd.	5,345,000	23,769,396
	Mitsubishi Logistics Corp.	106,000	1,606,753
	Mitsui Chemicals, Inc.	948,800	6,706,190
	Mitsui Engineering and Shipbuilding Co., Ltd.	347,000	1,030,467
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849
#	Mitsumi Electric Co., Ltd.	45,800	562,946
#	Mori Seiki Co., Ltd.	69,900	1,489,337
	Morinaga Milk Industry Co., Ltd.	160,000	601,635
	Musashino Bank, Ltd.	21,300	1,213,006
	Nagase & Co, Ltd.	162,000	2,296,785
	NEC Corp.	599,000	3,610,314
	NGK Insulators, Ltd.	118,000	1,405,429
	NGK Spark Plug Co., Ltd.	131,000	2,627,252
	Nichicon Corp.	72,900	915,217
	Nichirei Corp.	180,000	977,286
#	Nifco, Inc.	37,000	765,038
	Nihon Unisys, Ltd.	69,100	1,082,889
	Nikko Cordial Corp.	36,000	531,194
	Nippon Express Co., Ltd.	1,094,000	5,506,676
#	Nippon Kayaku Co., Ltd.	128,000	1,093,533
	Nippon Light Metal Co., Ltd.	632,000	1,694,804

8

	Nippon Meat Packers, Inc.	248,000	3,130,556
	Nippon Mitsubishi Oil Corp.	2,211,050	16,235,924
	Nippon Paint Co., Ltd.	295,000	1,386,825
	Nippon Paper Group, Inc.	1,411	5,829,567
#	Nippon Sheet Glass Co., Ltd.	663,000	3,474,267
	Nippon Shokubai Co., Ltd.	163,000	2,043,114
	Nippon Suisan Kaisha, Ltd.	254,000	1,282,813
	Nippon Television Network Corp.	9,400	1,342,891
#	Nipro Corp.	42,000	786,051
#	Nishimatsu Construction Co., Ltd.	364,000	1,450,640
	Nishi-Nippon Railroad Co., Ltd.	78,000	287,164
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,402,892
	Nisshin Seifun Group, Inc.	260,500	2,817,141
	Nisshin Steel Co., Ltd.	1,174,000	3,951,682
	Nisshinbo Industries, Inc.	305,000	3,259,554
	Nissin Food Products Co., Ltd.	94,200	3,302,204
	NSK, Ltd.	285,000	2,416,242
	Obayashi Corp.	794,000	5,634,505
	Oji Paper Co., Ltd.	1,199,000	6,720,696
	Okumura Corp.	311,000	1,733,018
	Ono Pharmaceutical Co., Ltd.	215,000	10,509,432
	Onward Kashiyama Co., Ltd.	125,000	1,842,821
	Oriental Land Co., Ltd.	73,200	4,263,715
#	PanaHome Corp.	106,000	916,283
	Pioneer Electronic Corp.	218,000	3,622,482
	Promise Co., Ltd.	60,500	3,627,034
	Q.P. Corp.	136,600	1,284,428
	Rengo Co., Ltd.	286,000	2,303,429
	Ricoh Co., Ltd., Tokyo	802,000	15,713,512
	Rinnai Corp.	50,200	1,492,181
	Ryosan Co., Ltd.	33,600	957,290
	Sanwa Shutter Corp.	238,000	1,521,251
#	Sanyo Chemical Industries, Ltd.	54,000	445,211
# *	Sanyo Electric Co., Ltd.	1,981,000	4,761,517
	Sapporo Hokuyo Holdings, Inc.	408	4,843,431
	Sapporo Holdings, Ltd.	36,000	176,527
#	Seiko Epson Corp.	162,400	4,364,798
	Seino Holdings Co., Ltd.	216,000	2,267,225
	Sekisui Chemical Co., Ltd.	689,000	5,865,275
	Sekisui House, Ltd.	942,000	13,291,680
	SFCG Co., Ltd.	8,010	1,753,185
	Shiga Bank, Ltd.	272,000	1,833,591
	Shikoku Bank, Ltd.	186,000	921,803
#	Shima Seiki Manufacturing Co., Ltd.	23,700	596,249
	Shimachu Co., Ltd.	59,100	1,642,495
	Shinko Securities Co., Ltd.	540,000	2,609,001
	Shizuoka Bank, Ltd.	861,000	9,057,888
	Sohgo Security Services Co.,Ltd.	101,300	1,716,395
	Sompo Japan Insurance, Inc.	1,937,000	24,731,531
	Sony Corp.	971,100	43,830,011
	Sumitomo Bakelite Co., Ltd.	105,000	988,693
	Sumitomo Corp.	471,000	6,157,793
	Sumitomo Electric Industries, Ltd.	899,000	12,926,746
	Sumitomo Forestry Co., Ltd.	158,000	1,633,811

9

	Sumitomo Metal Mining Co., Ltd.	33,000	433,761
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,770,930
	Sumitomo Trust & Banking Co, Ltd.	695,000	6,686,702
#	Sumitomo Warehouse Co., Ltd.	174,000	1,217,758
	Suzuken Co., Ltd.	99,700	4,117,722
	Suzuki Motor Corp.	841,200	19,588,799
	Taiheiyo Cement Corp.	1,209,800	5,092,750
	Taisho Pharmaceutical Co., Ltd.	217,000	3,990,695
#	Taiyo Yuden Co., Ltd.	152,000	2,010,025
	Takara Standard Co., Ltd.	118,000	727,538
	Takashimaya Co., Ltd.	105,000	1,408,530
	Tanabe Seiyaku Co., Ltd.	546,000	6,668,859
	TDK Corp.	123,600	10,050,858
	Teijin, Ltd.	893,000	6,354,444
	The 77 Bank, Ltd.	464,000	3,448,081
	The Aichi Bank, Ltd.	11,100	1,209,104
	The Akita Bank, Ltd.	115,000	611,928
	The Awa Bank, Ltd.	246,600	1,568,220
	The Bank of Iwate, Ltd.	19,600	1,234,202
	The Bank of Kyoto, Ltd.	363,400	3,755,703
	The Bank of Nagoya, Ltd.	213,000	1,461,438
	The Chiba Bank, Ltd.	365,000	3,299,589
	The Chugoku Bank, Ltd.	247,800	3,619,172
	The Daishi Bank, Ltd.	381,000	1,801,019
	The Fuji Fire & Marine Insurance Co, Ltd.	297,000	1,247,522
	The Fukui Bank, Ltd.	343,000	1,223,067
	The Fukuoka Bank, Ltd.	702,000	5,130,388
	The Gunma Bank, Ltd.	529,000	3,973,779
	The Hachijuni Bank, Ltd.	695,000	5,509,350
	The Higo Bank, Ltd.	308,000	2,317,108
	The Hiroshima Bank, Ltd.	70,000	418,862
	The Hyakugo Bank, Ltd.	266,000	1,795,681
	The Hyakujishi Bank, Ltd.	329,000	2,284,788
	The Iyo Bank, Ltd.	329,000	3,281,914
	The Joyo Bank, Ltd.	1,034,000	6,090,984
	The Kagoshima Bank, Ltd.	273,000	2,125,466
	The Keiyo Bank, Ltd.	212,000	1,397,923
	The Nanto Bank, Ltd.	317,000	1,793,775
	The Nisshin Oillio Group, Ltd.	147,000	1,093,307
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,473,419
	The Oita Bank, Ltd.	147,000	1,146,639
	The San-in Godo Bank, Ltd.	267,000	2,581,037
	Toda Corp.	269,000	1,248,060
	Toho Bank, Ltd.	285,000	1,373,341
	Tokai Rubber Industries, Ltd.	6,000	97,889
	Tokai Tokyo Securities Co., Ltd.	155,000	1,005,733
	Tokyo Broadcasting System, Inc.	73,400	2,023,351
	Tokyo Dome Corp.	124,000	782,525
	Tokyo Steel Manufacturing Co., Ltd.	148,400	3,305,994
	Tokyo Style Co., Ltd.	133,000	1,673,063
	Tokyo Tatemono Co., Ltd.	115,000	1,224,717
	Toppan Forms Co., Ltd.	48,500	680,101
	Toppan Printing Co., Ltd.	841,000	10,563,976
	Toshiba TEC Corp.	181,000	865,923

10

Toyo Ink Manufacturing Co., Ltd.	213,000	967,799
Toyo Seikan Kaisha, Ltd.	287,600	5,328,843
Toyo Suisan Kaisha, Ltd.	88,000	1,459,181
Toyoda Gosei Co., Ltd.	57,300	1,356,951
Toyota Auto Body Co., Ltd.	105,100	1,885,737
TV Asahi Corp.	931	2,233,723
UFJ NICOS Co., Ltd.	191,000	1,605,757
UNY Co., Ltd.	218,000	3,422,137
# Victor Co. of Japan, Ltd.	160,000	832,307
Wacoal Corp.	149,000	2,202,648
Yamaguchi Bank, Ltd.	205,000	3,120,883
Yamaha Corp.	250,100	5,139,301
Yamanashi Chuo Bank, Ltd.	241,000	1,772,207
Yamatake Corp.	47,700	1,217,937
Yamato Kogyo Co., Ltd.	55,000	1,218,418
Yamazaki Baking Co., Ltd.	155,000	1,303,836
Yodogawa Steel Works, Ltd.	176,000	1,020,963
Yokohama Rubber Co., Ltd.	410,000	1,916,823
York-Benimaru Co., Ltd.	29,300	893,760
TOTAL — JAPAN		1,006,688,812

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	0

NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
ABN AMRO Holding NV	606,177	16,746,382
ABN AMRO Holding NV ADR	83,700	2,316,816
Aegon NV	3,298,073	55,007,972
Buhrmann NV	137,429	2,134,676
Hunter Douglas NV	47,815	3,391,059
ING Groep NV	2,993,405	117,264,818
ING Groep NV ADR	133,700	5,242,377
* Koninklijke Ahold NV	1,815,643	14,827,133
Koninklijke DSM NV	270,057	11,458,891
Koninklijke KPN NV	1,786,668	20,519,793
Koninklijke Philips Electronics NV	2,126,781	67,135,646
Koninklijke Philips Electronics NV ADR	133,700	4,226,257
Telegraaf Media Groep NV	6,800	186,519
TOTAL — NETHERLANDS		320,458,339

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	538,327	424,938
Contact Energy, Ltd.	61,970	306,877
Fisher & Paykel Apppliances Holdings, Ltd	296,231	827,645
Fletcher Building, Ltd.	790,831	4,582,196
TOTAL — NEW ZEALAND		6,141,656

11

NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
#	DNB Nor ASA Series A	1,363,794	17,544,461
# *	Fred Olsen Energy ASA	34,000	1,529,234
#	Norsk Hydro ASA	1,451,100	40,881,083
#	Norske Skogindustrier ASA Series A	353,571	5,125,242
#	Orkla ASA Series A	289,450	14,293,811
#	Storebrand ASA	713,900	7,712,623
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	396,400
TOTAL — NORWAY			87,482,854

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	635,057	4,658,401
	Banco Comercial Portugues SA	3,187,633	9,225,892
#	Banco Espirito Santo SA	192,268	2,726,286
*	Banco Espirito Santo SA New	96,134	1,363,143
*	Banco Espirito Santo SA New - Bonus	32,044	454,381
#	Cimpor Cimentos de Portugal SA	310,009	2,142,213
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	3,973,878
TOTAL — PORTUGAL			24,544,194

SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
	Allgreen Properties, Ltd.	554,000	443,387
#	Creative Technology Co., Ltd.	39,550	223,717
	DBS Group Holdings, Ltd.	1,106,000	12,176,192
	Fraser & Neave, Ltd	484,290	5,900,250
#	Keppel Land, Ltd.	258,000	660,402
*	K-REIT Asia	51,600	47,389
	Neptune Orient Lines, Ltd.	733,000	889,360
	Singapore Airlines, Ltd.	1,258,000	9,922,341
	Singapore Land, Ltd.	723,000	2,898,707
*	STATS ChipPAC, Ltd.	828,000	538,949
*	STATS ChipPAC, Ltd. ADR	161,200	1,031,680
	United Overseas Bank, Ltd.	66,000	624,779
	UOL Group, Ltd.	1,740,600	3,200,082
TOTAL — SINGAPORE			38,557,235

SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
	Abertis Infraestructuras SA	248,199	5,946,934
#	Acciona SA	45,268	7,311,176
#	Acerinox SA	261,360	4,387,663
#	Arcelor SA	30,000	1,283,781
	Banco de Andalucia SA	900	111,568
	Banco de Sabadell SA	412,023	14,334,069
#	Banco Pastor SA	59,400	3,050,687
	Banco Santander Central Hispano SA	6,789,395	97,980,198

12

	Banco Santander Central Hispano SA Sponsored ADR	398,400	5,756,880
	Cementos Portland Valderrivas SA	21,016	2,358,819
	Corp Mapfre SA	146,555	2,841,562
#	Ebro Puleva SA	120,322	2,354,086
	Endesa SA	1,557,828	52,212,933
#	Gas Natural SDG SA	213,778	6,472,531
	Iberdrola SA	535,000	17,168,116
	Iberia Lineas Aereas de Espana SA	617,500	1,560,865
	Inmobiliaria Urbis SA	96,328	2,064,435
	Repsol YPF SA	1,547,213	43,220,354
#	Sacyr Vallehermoso SA	28,807	905,724
	Sociedad General de Aguas de Barcelona SA Class A	120,678	3,367,804
#	Sol Melia SA	157,217	2,405,926
	Union Fenosa SA	230,000	8,974,670
TOTAL COMMON STOCKS			286,070,781

RIGHTS/WARRANTS — (0.0%)
*	Abertis Infraestructuras SA Rights 06/02/06	248,199	292,597
*	Sacry Vallehermoso SA Rights 06/06/06	28,807	33,222
TOTAL RIGHTS/WARRANTS			325,819

TOTAL — SPAIN			286,396,600

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
	Cardo AB	2,900	94,338
#	Electrolux AB Series B	324,100	8,996,908
	Fabege AB	173,980	3,064,340
#	Gambro AB Series A	515,400	8,022,184
	Gambro AB Series B	216,300	3,382,159
	Holmen AB Series A	6,300	265,652
	Holmen AB Series B	155,700	6,347,796
	NCC AB Series B	59,700	1,384,603
	Nordea Bank AB	3,078,600	37,187,021
	Skandinaviska Enskilda Banken Series A	546,400	13,025,113
	Skandinaviska Enskilda Banken Series C	9,800	230,269
#	SKF AB Series A	90,600	1,428,805
#	SKF AB Series B	118,800	1,882,553
	SSAB Svenskt Stal Series A	180,800	10,312,405
	SSAB Svenskt Stal Series B	60,500	3,182,960
	Svenska Cellulosa AB Series A	19,000	785,918
	Svenska Cellulosa AB Series B	221,100	9,211,584
#	Svenska Handelsbanken Series A	365,500	9,772,176
#	Tele2 AB Series B	184,250	1,937,283
#	TeliaSonera AB	2,921,500	17,756,549
	Trelleborg AB Series B	160,600	3,278,405
	Volvo AB Series A	243,200	11,659,261
	Volvo AB Series B	443,400	21,738,353
	Wihlborgs Fastigheter AB	69,592	1,120,108

TOTAL — SWEDEN			176,066,743

SWITZERLAND — (4.9%)

13

COMMON STOCKS — (4.9%)
	Baloise-Holding AG	214,760	15,978,962
	Banque Cantonale Vaudoise	12,608	4,700,639
	Ciba Specialty Chemicals AG	81,000	4,713,542
*	Clariant AG	150,221	2,265,395
	Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289
	Credit Suisse Group	1,756,088	101,563,760
#	Givaudan SA	5,792	4,693,320
	Holcim, Ltd.	232,376	18,237,474
	Pargesa Holding SA	96,750	9,125,555
*	PSP Swiss Property AG	109,600	5,625,114
*	Sig Holding AG	10,888	2,301,011
	St. Galler Kantonalbank	10,146	3,519,788
	Swiss Life Holding	132,137	30,568,586
#	Swiss Reinsurance Co.	371,429	26,127,726
	Syngenta AG	165,100	22,714,067
*	Unaxis Holding AG	32,999	9,295,938
	Zurich Financial SVCS AG	167,090	37,785,022

TOTAL — SWITZERLAND			357,668,188

UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
	Amvescap P.L.C.	655,026	6,352,772
	Amvescap P.L.C. ADR	100,700	1,968,685
	Anglo American P.L.C.	2,904,256	116,722,053
	Arriva P.L.C.	231,050	2,329,517
	Associated British Foods P.L.C.	1,019,205	14,103,893
	Associated British Ports Holdings P.L.C.	378,800	5,462,918
	Aviva P.L.C.	2,630,567	36,487,346
	AWG P.L.C.	76,018	1,555,313
	BAA P.L.C.	1,792,377	29,244,905
	BAE Systems P.L.C.	4,091,396	29,245,585
	Barratt Developments P.L.C.	338,959	5,832,841
	BBA Group P.L.C.	698,015	3,213,512
	Bellway P.L.C.	38,000	801,715
	Bovis Homes Group P.L.C.	132,000	2,026,359
	Bradford & Bingley PL.C.	568,636	4,999,792
*	British Airways P.L.C.	1,839,331	11,736,121
	British Land Co. P.L.C.	885,883	21,005,306
	Brixton P.L.C.	359,333	3,235,785
	Cable and Wireless P.L.C.	3,611,659	6,979,803
	Carnival P.L.C.	174,347	7,076,176
*	Colt Telecom Group P.L.C.	698,726	836,688
	Compass Group P.L.C.	3,204,915	14,177,148
	Corus Group P.L.C.	1,262,597	9,247,152
	Derwent Valley Holdings P.L.C.	49,351	1,356,590
	DSG International	2,312,861	8,436,575
*	easyJet P.L.C.	350,876	2,289,422
	Enterprise Inns P.L.C.	41,847	730,750
	Friends Provident P.L.C.	2,672,412	8,871,080
	GKN P.L.C.	851,321	4,329,794
	Great Portland Estates P.L.C.	239,324	2,095,005
	Greene King P.L.C.	210,526	2,980,775

14

	Hammerson P.L.C.	468,800	9,971,361
	Hanson P.L.C.	1,215,181	14,851,827
	HBOS P.L.C.	6,510,107	111,349,242
*	Henderson Group P.L.C.	404,000	581,761
	InterContinental Hotels Group P.L.C.	338,126	5,759,892
	International Power P.L.C.	2,525,271	13,685,734
	ITV P.L.C.	6,357,283	12,608,968
	Johnston Press P.L.C.	140,518	1,208,148
	Kelda Group P.L.C.	161,510	2,278,871
	Kingfisher P.L.C.	3,493,636	14,795,919
	Ladbrokes P.L.C.	1,212,438	8,993,452
	Land Securities Group P.L.C.	402,724	13,719,676
	Liberty International P.L.C.	469,345	9,148,590
	London Merchant Securities P.L.C.	358,862	1,683,790
	MFI Furniture Group P.L.C.	66,600	143,705
	Millennium and Copthorne Hotels P.L.C.	493,245	3,952,187
	Mitchells & Butlers PL.C.	630,549	5,887,994
	Morrison (Wm.) Supermarkets P.L.C.	2,781,217	10,187,318
	Pearson P.L.C.	924,664	12,510,582
	Pearson P.L.C. Sponsored ADR	47,300	643,280
	Pennon Group P.L.C.	54,820	1,301,581
	Persimmon P.L.C.	330,998	7,436,423
*	Premier Oil P.L.C.	119,812	2,195,429
	Resolution P.L.C.	278,864	3,578,833
	Rio Tinto P.L.C.	924	51,271
*	Rolls-Royce Group P.L.C.	2,803,784	21,668,756
*	Rolls-Royce Group P.L.C. Class B	150,843,579	294,793
	Royal & Sun Alliance Insurance Group PL.C.	5,108,945	12,286,070
	Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202
	SABmiller P.L.C.	57,339	1,072,006
	Sainsbury (J.) P.L.C.	2,650,025	15,832,687
	Scottish & Newcastle PL.C.	1,124,419	10,430,021
	Scottish Power P.L.C.	1,698,141	17,758,128
*	Scottish Power P.L.C. Series B	713,219	4,821,752
	Severn Trent P.L.C.	210,597	4,439,404
	Shire P.L.C.	243,332	3,557,483
	Signet Group P.L.C. Sponsored ADR	5,200	91,728
	Slough Estates P.L.C.	706,900	8,054,057
	Stanley Leisure P.L.C.	101,834	1,255,445
	Tate & Lyle PL.C.	660,070	7,053,324
	Taylor Woodrow P.L.C.	998,309	6,277,631
*	The Berkeley Group Holdings P.L.C.	228,802	4,754,982
	Trinity Mirror P.L.C.	495,640	4,723,245
	United Utilities P.L.C.	265,595	3,285,020
	Vodafone Group P.L.C.	70,485,499	162,265,817
	Vodafone Group P.L.C. ADR	75,000	1,725,000
	Whitbread P.L.C.	459,897	9,029,970
	Wilson Bowden P.L.C.	105,900	2,790,254
	Wimpey (George) P.L.C.	477,721	4,134,807
	Wolverhampton & Dudley Breweries PL.C.	107,366	2,534,479
	Woolworths Group P.L.C.	2,125,199	1,253,145
	WPP Group P.L.C.	1,459,435	17,990,428
	WPP Group P.L.C. ADR	22,845	1,407,252
	Xstrata P.L.C.	620,563	24,727,112

15

TOTAL COMMON STOCKS		1,155,033,208

RIGHTS/WARRANTS — (0.0%)
* Colt Telecom Group P.L.C. Rights For Claims Purposes	698,726	13,067

TOTAL — UNITED KINGDOM		1,155,046,275

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@	Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%,12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	687,064,969
@	Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000
@	Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000
	Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000
	TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969

TOTAL INVESTMENTS - (100.0%)
(Cost $5,717,286,659)			$7,353,510,517

See accompanying Notes to Financial Statements.

16

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.9%)
Consumer Discretionary — (17.3%)
#	ABILIT Corp.	99,800	$1,133,630
	Aeon Fantasy Co., Ltd.	41,560	1,543,845
	Ahresty Corp.	55,800	1,432,968
	Aichi Machine Industry Co., Ltd.	228,000	735,818
	Aigun Co., Ltd.	50,600	437,578
#	Aisan Industry Co., Ltd.	153,600	1,656,494
#	Akebono Brake Industry Co., Ltd.	317,000	3,055,772
	Akindo Sushiro Co., Ltd.	12,600	471,770
#	Alpha Corp.	23,700	1,160,207
	Alpine Electronics, Inc.	193,900	2,776,822
	Amuse, Inc.	20,000	361,706
# *	Anrakutei Co., Ltd.	50,000	343,287
	AOI Advertising Promotion, Inc.	30,500	259,770
	AOKI Holdings, Inc.	128,800	2,392,508
	Araya Industrial Co., Ltd.	143,000	377,151
*	Asahi Tec Corp.	145,000	354,895
	Ashimori Industry Co., Ltd.	147,000	412,366
	Asics Trading Co., Ltd.	20,000	283,557
	Asti Corp.	20,000	296,997
*	Atom Corp.	44,300	238,350
	Atsugi Co., Ltd.	568,000	841,357
#	Aucnet, Inc.	23,600	348,071
#	Avex Group Holdings, Inc.	116,900	3,102,739
	Belluna Co., Ltd.	146,060	2,833,420
#	Best Denki Co., Ltd.	458,000	1,857,654
#	Bookoff Corp.	48,000	1,019,487
#	Cabin Co., Ltd.	103,000	582,175
#	Catena Corp.	92,000	266,299
# *	Cecile Co., Ltd.	102,600	510,695
	Chiyoda Co., Ltd.	120,800	2,945,212
	Chofu Seisakusho Co., Ltd.	54,500	1,207,314
# *	Chori Co., Ltd.	427,000	891,217
	Chuo Spring Co., Ltd., Nagoya	171,000	979,014
#	Clarion Co., Ltd.	771,000	1,313,213
	Cleanup Corp.	123,000	1,188,762
#	Colowide Co., Ltd.	165,950	1,192,707
# *	Columbia Music Entertainment, Inc.	409,000	488,816
	Corona Corp.	83,800	1,494,097
	Cross Plus, Inc.	20,200	572,942
#	Cybozu, Inc.	1,352	866,837
#	D&M Holdings, Inc.	241,000	894,054
	Daido Kogyo Co., Ltd.	106,000	348,440
#	Daido Metal Co., Ltd.	106,000	750,725

1

#	Daidoh, Ltd.	116,000	1,635,293
#	Daiki Co., Ltd.	67,200	818,136
#	Daikoku Denki Co., Ltd.	41,000	1,424,305
	Dainichi Co., Ltd.	52,500	525,800
	Daisyo Corp.	53,200	817,040
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	90,843
# *	Daiwa Seiko, Inc.	343,000	716,389
#	Daiwabo Co., Ltd.	371,000	1,672,599
	Descente, Ltd.	208,000	1,067,360
# *	Dia Kensetsu Co., Ltd.	241,800	430,715
#	Doshisha Co., Ltd.	50,900	1,073,102
	Doutor Coffee Co., Ltd.	69,800	1,196,642
#	Dynic Corp.	98,000	334,130
#	Eagle Industry Co., Ltd.	133,000	1,513,046
# *	Econach Co., Ltd.	112,000	153,732
	Edosawa Co., Ltd.	12,000	52,639
	Eikoh, Inc.	41,800	240,131
	Exedy Corp.	129,400	4,370,221
#	F.D.C. Products, Inc.	31,119	571,402
	Fine Sinter Co., Ltd.	49,000	254,389
	Foster Electric Co., Ltd.	66,000	1,194,457
#	France Bed Holdings Co., Ltd.	685,000	1,554,412
#	Fuji Co., Ltd.	90,500	1,470,561
#	Fuji Corp, Ltd.	81,000	594,520
#	Fuji Kiko Co., Ltd.	128,000	428,148
#	Fuji Kyuko Co., Ltd.	313,000	1,403,013
*	Fujibo Holdings, Inc.	292,000	839,433
	Fujikura Rubber, Ltd.	54,000	434,189
# *	Fujita Kanko, Inc.	317,000	2,270,710
	Fujitsu Business Systems, Ltd.	69,200	1,168,874
# *	Fujitsu General, Ltd.	273,000	861,179
# *	Furukawa Battery Co., Ltd.	73,000	174,752
	Fuso Lexel, Inc.	44,000	445,608
	G-7 Holdings, Inc.	29,200	233,314
	Gakken Co., Ltd.	247,000	711,322
#	Genki Sushi Co., Ltd.	17,200	193,051
	Gigas K’s Denki Corp.	119,572	3,421,181
	Global-Dining, Inc.	13,300	133,594
*	Goldwin, Inc.	141,000	469,715
	Gourmet Kineya Co., Ltd.	55,000	438,331
*	GSI Creos Corp.	153,000	257,976
#	Gulliver International Co., Ltd.	22,880	2,618,719
	Happinet Corp.	29,900	737,775
	Haruyama Trading Co., Ltd.	40,900	583,247
	Himaraya Co., Ltd.	26,300	328,220
	HIS Co., Ltd.	91,800	2,523,060
	Hitachi Powdered Metal Co., Ltd.	78,000	499,918
#	Homac Corp.	121,700	2,076,666
	Horipro, Inc.	36,500	381,635
# *	Ichida and Co., Ltd.	60,400	86,068
	Ichikawa Co., Ltd.	63,000	263,111
#	Ichikoh Industries, Ltd.	224,000	702,474
#	Imasen Electric Industrial Co., Ltd.	35,700	379,167
#	Impact 21 Co., Ltd.	55,700	1,285,893
#	Impress Holdings, Inc.	907	307,781

2

	Inaba Seisakusho Co., Ltd.	49,700	832,010
	Ishizuka Glass Co., Ltd.	81,000	252,584
*	Izuhakone Railway Co., Ltd.	300	14,394
# *	Izutsuya Co., Ltd.	252,000	376,737
# *	Janome Sewing Machine Co., Ltd.	470,000	879,149
#	Japan Vilene Co., Ltd.	185,000	1,343,543
#	Jeans Mate Corp.	31,008	370,214
# *	Joban Kosan Co., Ltd.	193,000	360,722
	Joint Corp.	107,200	3,265,879
#	Joshin Denki Co., Ltd.	163,000	1,213,716
	Juki Corp.	330,000	1,531,837
	Juntendo Co., Ltd.	35,000	73,796
#	Jyomo Co., Ltd.	86,000	159,621
	Kabuki-Za Co., Ltd.	32,000	1,415,617
	Kadokawa Holdings, Inc.	73,600	2,642,283
#	Kahma Co., Ltd.	94,600	2,583,836
	Kanto Auto Works, Ltd.	202,800	2,662,849
	Kasai Kogyo Co., Ltd.	95,000	451,600
	Kato Sangyo Co., Ltd.	101,700	1,696,958
# *	Kawai Musical Instruments Manufacturing Co., Ltd.	186,000	384,753
*	Kawushima Textile Manufacturers, Ltd.	216,000	436,300
#	Kayaba Industry Co., Ltd.	605,000	2,398,802
	Keiiyu Co., Ltd.	55,200	535,553
#	Keiyo Co., Ltd.	146,900	1,421,022
#	Kentucky Fried Chicken Japan, Ltd.	64,000	1,210,724
	Kenwood Corp.	1,004,000	1,955,496
#	Kinki Nippon Tourist Co., Ltd.	213,000	885,819
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	300,917
#	Kisoji Co., Ltd.	65,800	1,288,337
	Kockisha Co., Ltd.	13,600	282,703
#	Kohnan Shoji Co., Ltd.	69,500	994,855
#	Kojima Co., Ltd.	102,200	1,276,431
	Komatsu Seiren Co., Ltd.	91,000	393,345
	Konaka Co., Ltd.	63,600	1,337,676
	Kurabo Industries, Ltd.	685,000	2,130,365
	Kuroganeya Co., Ltd.	14,000	67,484
#	Kyoritsu Maintenance Co., Ltd.	33,300	1,196,973
	Kyoto Kimono Yuzen Co., Ltd.	503	915,932
	Kyowa Leather Cloth Co., Ltd.	58,000	430,177
#	Laox Co., Ltd.	167,000	581,971
# *	livedoor auto Co., Ltd.	627,200	732,917
*	Look, Inc.	72,000	204,474
	Maczawa Kyuso Industries Co., Ltd.	39,200	636,063
*	Magara Construction Co., Ltd.	108,000	241,378
# *	Mamiya-Op Co., Ltd.	88,000	117,816
	Marche Corp.	10,700	98,061
#	Mars Engineering Corp.	62,400	1,813,188
#	Marubeni Telecom Co., Ltd.	207	238,603
	Maruei Department Store Co., Ltd.	107,000	235,575
	Maruzen Co., Ltd. (5982)	46,000	376,776
# *	Maruzen Co., Ltd. (8236)	263,000	440,326
#	Matsuya Co., Ltd.	147,000	2,429,407
	Matsuya Foods Co., Ltd.	47,700	908,782
#	Matsuzakaya Co., Ltd.	320,077	2,387,980

3

	Meiwa Industry Co., Ltd.	38,000	180,797
#	Misawa Resort Co., Ltd.	143,000	620,924
#	Mitsuba Corp.	128,690	1,491,660
	Mitsui Home Co., Ltd.	179,000	1,376,103
	Miyuki Keori Co., Ltd.	86,000	410,538
	Mizuno Corp.	363,000	2,423,727
#	MOS Food Services, Inc.	88,000	1,323,026
	MR Max Corp.	94,300	487,194
	Mutow Co., Ltd.	62,300	317,979
# *	Naigai Co., Ltd.	190,000	245,181
#	Nexyz Corp.	2,700	195,027
	Nice Corp.	323,000	1,226,280
#	Nichimo Corp.	307,000	360,288
#	Nidec Copal Corp.	154,000	2,247,505
#	Nidec Tosok Corp.	54,600	770,983
	Nihon Eslead Corp.	41,748	1,256,028
	Nihon Tokushu Toryo Co., Ltd.	56,000	415,596
	Nikko Travel Co., Ltd.	12,200	95,530
	Nippon Felt Co., Ltd.	56,000	412,149
#	Nippon Piston Ring Co., Ltd.	205,000	549,482
	Nippon Restaurant System, Inc.	39,200	1,320,593
	Nippon Seiki Co., Ltd.	156,000	3,146,307
	Nishimatsuya Chain Co., Ltd.	179,400	3,349,578
	Nissan Shatai Co., Ltd.	423,000	2,851,650
	Nissen Co., Ltd.	150,200	2,274,608
	Nissin Kogyo Co., Ltd.	175,200	3,171,786
	Nittan Valve Co., Ltd.	67,000	631,995
	Nitto Seimo Co., Ltd.	50,000	116,289
	Noritake Co., Ltd.	455,000	2,724,112
	Noritsu Koki Co., Ltd.	95,600	2,123,176
*	Omikenshi Co., Ltd.	122,000	163,851
*	Orient Watch Co., Ltd.	12,000	4,372
#	Pacific Industrial Co., Ltd.	135,000	801,045
	PanaHome Corp.	434,000	3,751,573
	Parco Co., Ltd.	222,000	2,514,502
#	Paris Miki, Inc.	150,900	3,282,027
#	Pentax Corp.	370,000	2,046,834
	Piolax, Inc.	32,400	756,951
	Press Kogyo Co., Ltd.	309,000	1,728,393
# *	Renown, Inc.	130,800	1,712,106
	Resorttrust, Inc.	95,640	2,656,607
#	Rhythm Watch Co., Ltd.	344,000	677,150
#	Right On Co., Ltd.	82,225	3,276,622
#	Riken Corp.	292,000	2,191,404
#	Ringer Hut Co., Ltd.	55,500	735,676
	Roland Corp.	70,500	1,606,293
	Royal Co., Ltd.	117,000	1,948,457
#	Sagami Chain Co., Ltd.	56,000	553,767
	Sagami Co., Ltd.	80,000	272,750
	Sagami Rubber Industries Co., Ltd.	15,000	54,917
	Saint Marc Holdings Co., Ltd.	28,300	1,963,863
#	Saizeriya Co., Ltd.	140,600	2,084,838
#	Sakai Ovex Co., Ltd.	161,000	308,573
#	Sanden Corp.	393,000	1,975,024
#	Sanei-International Co., Ltd.	38,100	1,586,420

4

	Sankyo Seiko Co., Ltd.	150,000	986,742
	Sanoh Industrial Co., Ltd.	91,000	748,854
#	Sanrio Co., Ltd.	215,000	2,847,179
	Sanyo Shokai, Ltd.	388,000	2,992,372
	Seiko Corp.	328,407	3,074,991
#	Seiren Co., Ltd.	185,000	2,792,584
	Senshukai Co., Ltd.	133,000	1,625,742
	Shaddy Co., Ltd.	55,400	865,157
	Shikibo, Ltd.	291,000	499,594
#	Shinyei Kaisha	96,000	280,933
#	Shiroki Co., Ltd.	227,000	677,128
#	Shobunsha Publications, Inc.	42,800	584,420
#	Shochiku Co., Ltd.	346,000	2,753,851
	Showa Corp.	163,300	3,032,761
# *	Showa Rubber Co., Ltd.	156,000	58,666
*	Silver Ox, Inc.	50,000	106,027
# *	Silver Seiko, Ltd.	525,000	277,622
#	Simree Co., Ltd.	24,900	117,122
	SK Japan Co., Ltd.	17,550	107,266
	SNT Corp.	69,300	400,700
# *	Sofmup Co., Ltd.	27,300	119,767
	Sotoh Co., Ltd.	12,000	139,166
	SPK Corp.	12,700	252,942
	Suminoe Textile Co., Ltd.	200,000	769,121
	Suzutan Co., Ltd.	13,200	89,547
# *	SxL Corp.	444,000	597,613
	Tachikawa Corp.	50,800	373,371
	Tachi-S Co., Ltd.	88,140	794,192
	Takamatsu Corp.	107,000	2,077,766
#	Taka-Q Co., Ltd.	58,500	301,958
	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,327,073
	Tasaki Shinju Co., Ltd.	88,000	416,989
	Taya Co., Ltd.	5,000	48,677
*	TDF Corp.	27,000	89,046
#	Tecmo, Ltd.	57,800	454,036
#	Teikoku Piston Ring Co., Ltd.	96,000	1,253,603
	Teikoku Sen-I Co., Ltd.	62,000	380,405
	Ten Allied Co., Ltd.	50,000	215,495
	Tenma Corp.	89,100	1,723,841
	The Chuo Woollen Mills, Ltd.	50,000	195,319
	The Japan General Estate Co., Ltd.	80,000	1,597,542
	The Japan Wool Textile Co., Ltd.	241,000	2,112,966
	Tigers Polymer Corp.	40,000	261,622
# *	Toabo Corp.	173,000	238,008
#	Toei Co., Ltd.	412,000	3,004,959
# *	Tohoku Misawa Homes Co., Ltd.	37,500	120,629
	Tohoku Pioneer Corp.	55,200	974,440
# *	Tokai Kanko Co., Ltd.	714,000	274,605
	Tokai Senko KK, Nagoya	47,000	85,739
	Tokyo Dome Corp.	551,000	3,477,188
#	Tokyo Soir Co., Ltd.	49,000	210,299
	Tokyo Style Co., Ltd.	233,000	2,931,004
#	Tokyotokeiba Co., Ltd.	796,000	2,582,568
	Tokyu Recreation Corp.	77,000	480,098
#	Tomy Co., Ltd.	242,293	1,769,832

5

#	Tonichi Carlife Group, Inc.	108,000	389,539
	Topre Corp.	147,000	1,474,603
# *	Tosco Co., Ltd.	59,000	213,249
	Totenko Co., Ltd.	57,000	156,676
#	Touei Housing Corp.	74,140	1,537,658
#	Toyo Radiator Co., Ltd.	186,000	845,080
	Toyo Tire & Rubber Co., Ltd.	577,000	2,630,599
	Tsukamoto Co., Ltd.	67,000	130,343
	Tsutsumi Jewelry Co., Ltd.	54,900	2,218,794
#	Unitika, Ltd.	1,327,000	2,322,341
#	U-Shin, Ltd.	64,000	706,538
	Verite Co., Ltd.	24,000	82,596
#	Watabe Wedding Corp.	23,500	410,694
#	Watami Food Service Co., Ltd.	115,800	1,654,824
*	Wondertable, Ltd.	97,000	181,213
	XNET Corp.	91	190,520
	Yamatane Corp.	273,000	496,477
#	Yamato International, Inc.	43,000	461,346
	Yellow Hat, Ltd., Tokyo	59,700	619,468
	Yokohama Reito Co., Ltd.	126,000	1,114,100
#	Yomiuri Land Co., Ltd.	228,000	1,272,933
	Yonex Co., Ltd.	41,000	372,668
	Yorozu Corp.	56,200	576,757
	Yoshimoto Kogyo Co., Ltd.	98,000	2,224,342
#	Yoshinoya D&C Co., Ltd.	1,834	3,566,085
#	Zenrin Co., Ltd.	110,500	2,399,231
#	Zensho Co., Ltd.	139,000	3,907,581
Total Consumer Discretionary			315,562,550

Consumer Staples — (8.0%)
	Aderans Co., Ltd.	121,950	3,384,751
	Ahjikan Co., Ltd.	10,500	91,336
#	Ariake Japan Co., Ltd.	93,500	2,231,948
	Asahi Soft Drinks Co., Ltd.	146,500	2,324,405
	Bull-Dog Sauce Co., Ltd.	37,000	450,316
	Calpis Co., Ltd.	213,000	2,126,450
	Cawachi, Ltd.	66,500	2,413,440
	CFS Corp.	72,500	474,671
	Chuo Gyorui Co., Ltd.	93,000	294,427
	Coca-Cola Central Japan Co., Ltd.	248	2,229,208
	CVS Bay Area, Inc.	55,000	149,062
	DyDo Drinco, Inc.	46,100	2,043,261
	Echo Trading Co., Ltd.	11,000	125,609
#	Ensuiko Sugar Refining Co., Ltd.	85,000	266,820
#	Fancl Corp.	154,200	2,650,289
# *	First Baking Co., Ltd.	98,000	158,682
	Fuji Oil Co., Ltd.	238,800	2,465,061
	Fujicco Co., Ltd.	93,600	1,145,744
# *	Fujiya Co., Ltd.	325,000	623,775
	Hagoromo Foods Corp.	41,000	436,911
	Harashin Narus Holdings Co., Ltd.	42,000	549,366
# *	Hayashikane Sangyo Co., Ltd.	212,000	276,121
	Heiwado Co., Ltd.	164,000	3,299,403
# *	Hohsui Corp.	90,000	190,792
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	614,307

6

#	Hokuto Corp.	89,300	1,508,272
	Inageya Co., Ltd.	141,000	1,064,944
#	Itochu Shokuh Co., Ltd.	36,100	1,335,848
#	Itoham Foods, Inc.	593,000	2,532,268
	Izumiya Co., Ltd.	243,000	1,977,327
	J-Oil Mills, Inc.	467,000	2,395,235
#	Kagome Co., Ltd.	259,700	3,356,708
	Kameda Seika Co., Ltd.	61,000	634,977
	Kasumi Co., Ltd.	152,000	1,016,825
	Katokichi Co., Ltd.	475,200	4,213,129
	Key Coffee, Inc.	56,400	797,173
#	Kibun Food Chemifa Co., Ltd.	80,000	1,343,314
	Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,792,999
	Kirin Beverage Corp.	106,900	3,172,327
	Kirindo Co., Ltd.	17,500	243,410
#	Kyodo Shiryo Co., Ltd.	256,000	435,397
#	Kyokuyo Co., Ltd.	291,000	748,378
#	Life Corp.	148,400	2,189,102
#	Mandom Corp.	67,500	1,666,626
	Marudai Food Co., Ltd.	333,000	835,885
#	Maruha Group, Inc.	822,000	2,365,840
	Maruya Co., Ltd.	14,000	100,785
	Maxvalu Tohok Co., Ltd.	18,200	160,241
# *	Maxvalu Tokai Co., Ltd.	47,000	892,069
	Meito Sangyo Co., Ltd.	63,300	1,198,071
	Mercian Corp.	380,000	1,023,666
	Mikuni Coca-Cola Bottling Co., Ltd.	152,000	1,763,724
	Milbon Co., Ltd.	34,740	1,434,453
	Ministop Co., Ltd.	75,400	1,528,425
#	Mitsui Sugar Co., Ltd.	386,850	1,670,140
#	Miyoshi Oil & Fat Co., Ltd.	202,000	453,406
	Morinaga & Co., Ltd.	740,000	2,086,344
	Morinaga Milk Industry Co., Ltd.	713,000	2,681,036
# *	Morishita Jinton Co., Ltd.	47,800	168,407
	Morozoff, Ltd.	84,000	263,874
	Myojo Foods Co., Ltd.	104,000	616,276
#	Nagatanien Co., Ltd.	96,000	779,582
#	Nakamuraya Co., Ltd.	152,000	961,434
#	Nichimo Co., Ltd.	85,000	199,095
#	Nichiro Corp.	419,000	921,645
#	Nihon Chouzai Co., Ltd.	13,000	530,841
	Nihon Shokuh Kako Co., Ltd.	71,000	233,258
#	Niitaka Co., Ltd.	7,260	81,037
	Nippon Beet Sugar Manufacturing Co., Ltd.	411,000	1,243,867
#	Nippon Flour Mills Co., Ltd.	477,000	2,302,799
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	324,717
	Nippon Suisan Kaisha, Ltd.	723,000	3,651,471
	Nissin Sugar Manufacturing Co., Ltd.	122,000	421,952
	Nitto Flour Milling Co., Ltd.	90,000	306,228
#	Nosan Corp.	346,000	1,132,132
	Oenon Holdings, Inc.	159,000	634,355
	Oie Sangyo Co., Ltd.	20,900	210,442
	Okuwa Co., Ltd.	123,000	1,709,973
	Olympic Corp.	56,900	482,198
	Oriental Yeast Co., Ltd.	77,000	500,116

7

	Pietro Co., Ltd.	10,300	90,662
#	Pigeon Corp.	54,500	796,773
#	Poplar Co., Ltd.	19,660	213,438
	Posful Corp.	58,800	306,439
*	Prima Meat Packers, Ltd.	601,000	925,638
	Q’Sai Co., Ltd.	91,400	1,310,076
	Riken Vitamin Co., Ltd.	64,400	1,641,093
	Rock Field Co., Ltd.	32,000	652,697
#	Ryoshoku, Ltd.	112,200	3,150,332
	S Foods, Inc.	89,000	852,014
#	Sakata Seed Corp.	145,100	1,966,111
	Seijo Corp.	27,200	854,393
	Shikoku Coca-Cola Bottling Co., Ltd.	60,000	720,798
	Shoei Foods Corp.	44,000	266,902
	Showa Sangyo Co., Ltd.	487,000	1,356,496
# *	Snow Brand Milk Products Co., Ltd.	685,500	2,690,178
	Snow Brand Seed Co., Ltd.	30,000	148,917
	Sogo Medical Co., Ltd.	16,500	433,286
	Sonton Food Industry Co., Ltd.	43,000	454,332
#	Sotetsu Rosen Co., Ltd.	70,000	310,030
	Starzen Corp.	212,000	598,196
#	Sugi Pharmacy Co., Ltd.	139,200	2,855,766
#	T.Hasegawa Co., Ltd.	118,100	1,780,978
#	Takara Holdings, Inc.	365,000	2,194,139
#	The Maruetsu, Inc.	349,000	1,601,523
	The Nisshin Oillio Group, Ltd.	445,000	3,309,669
	Three F Co., Ltd.	17,700	157,138
	Tobu Store Co., Ltd.	165,000	454,432
	Toho Co., Ltd.	67,000	494,990
#	Tohto Suisan Co., Ltd.	94,000	240,928
#	Tokyu Store Chain Corp.	175,000	1,253,638
	Torigoe Co., Ltd.	63,000	503,546
# *	Toyo Sugar Refining Co., Ltd.	105,000	161,604
	Tsuruha Holdings, Inc.	46,400	1,846,745
	U.Store Co., Ltd.	63,600	528,286
#	Unicafe, Inc.	14,260	210,652
#	Unicharm Petcare Corp.	41,000	1,610,647
	Unimat Offisco Corp.	65,200	909,564
	Valor Co., Ltd.	138,400	2,920,237
#	Warabeya Nichiyo Co., Ltd.	41,360	610,596
	Yaizu Suisankagaku Industry Co., Ltd.	33,400	458,495
	Yaoko Co., Ltd.	55,400	1,349,261
#	Yomeishu Seizo Co., Ltd.	82,000	924,040
	Yonekyu Corp.	77,500	927,967
	Yuasa Funashoku Co., Ltd.	112,000	379,422
#	Yukiguni Maitake Co., Ltd.	77,180	344,201
Total Consumer Staples			147,077,463

Energy — (0.8%)
	AOC Holdings, Inc.	20,000	350,627
	BP Castrol KK	69,800	287,817
# *	Fuji Kosan Co., Ltd.	212,000	345,388
	Itochu Enex Co., Ltd.	250,000	1,604,516
	Japan Oil Transportation Co., Ltd.	79,000	258,954
	Kanto Natural Gas Development Co., Ltd.	158,000	1,283,196

8

#	Kyoei Tanker Co., Ltd.	92,000	244,365
	Mitsuuroko Co., Ltd.	188,000	1,369,849
#	Modec, Inc.	105,000	2,403,940
#	Nippon Gas Co., Ltd.	115,000	977,847
	Sala Corp.	98,000	488,504
	San-Ai Oil Co., Ltd.	191,000	868,179
	Shinko Plantech Co., Ltd.	115,000	833,638
	Sinanen Co., Ltd.	204,000	1,068,633
#	Toa Oil Co., Ltd.	319,000	584,712
#	Toyo Kanetsu KK	378,000	1,022,968
Total Energy			13,993,133

Financials — (7.4%)
*	Azel Corp.	132,000	280,008
*	Bank of the Ryukyus, Ltd.	80,780	2,091,602
#	Central Finance Co., Ltd.	266,000	2,421,569
	Century Leasing System, Inc.	149,300	2,316,548
#	Cosmo Securities Co., Ltd.	1,160,000	2,520,109
	Credia Co., Ltd.	28,000	370,519
	Daibiru Corp.	288,000	3,236,042
#	Daiko Clearing Services Corp.	41,000	734,197
	Daiwa Kosho Lease Co., Ltd.	397,000	2,619,474
#	Fukushima Bank, Ltd.	585,000	972,528
	Fuyo General Lease Co., Ltd.	65,000	2,473,718
	Gro-BeLS Co., Ltd.	134,000	243,167
	Higashi-Nippon Bank, Ltd.	507,000	2,391,804
	Ichiyoshi Securities Co., Ltd.	139,000	2,237,871
	Jaccs Co., Ltd.	174,000	1,841,016
	Keihanshin Real Estate Co., Ltd.	117,000	875,615
*	Kiyo Holdings, Inc.	803,000	1,790,866
	Kobayashi Yoko Co., Ltd.	24,800	302,596
#	Kosei Securities Co., Ltd.	226,000	450,484
# *	Kyushu-Shinwa Holdings, Inc.	910,000	1,567,889
#	Marusan Securities Co., Ltd.	211,000	3,131,676
	Meiwa Estate Co., Ltd.	70,300	1,256,545
	Mito Securities Co., Ltd.	219,000	1,636,178
	Mitsubishi UFJ Financial Group, Inc.	1	12,229
	Miyazaki Bank, Ltd.	421,000	2,156,887
# *	Momiji Holdings, Inc.	743	1,945,285
	Nisshin Fudosan Co., Ltd.	60,300	880,191
#	Odakyu Real Estate Co., Ltd.	120,000	504,907
	Osaka Securities Finance Co., Ltd.	54,000	373,184
#	Pocket Card Co., Ltd.	82,000	890,000
	Ricoh Leasing Co., Ltd.	82,700	2,408,619
	Sankei Building Co., Ltd.	194,000	1,589,607
#	Sanyo Electric Credit Co., Ltd.	107,300	2,362,657
# *	Seven Seas Holdings Co., Ltd.	117,000	199,032
	Shikoku Bank, Ltd.	599,000	2,968,601
	Shimizu Bank, Ltd.	26,000	1,276,596
	Shinki Co., Ltd.	192,100	1,350,545
	Shoei Co., Ltd.	31,680	952,042
	Suruga Corp.	30,900	2,041,192
#	Tachihi Enterprise Co., Ltd.	38,350	1,700,271
	Takagi Securities Co., Ltd.	156,000	934,237
	The Aichi Bank, Ltd.	26,400	2,875,707
	The Akita Bank, Ltd.	543,000	2,889,364
	The Aomori Bank, Ltd.	507,000	2,042,564
#	The Bank of Ikeda, Ltd.	46,600	2,283,848
	The Bank of Iwate, Ltd.	27,900	1,756,849
	The Bank of Okinawa, Ltd.	60,800	2,701,428
	The Bank of Saga, Ltd.	475,000	1,731,886
*	The Chiba Kogyo Bank, Ltd.	136,400	2,646,509
	The Chukyo Bank, Ltd.	599,000	1,977,426
	The Daisan Bank, Ltd.	527,000	1,803,575
	The Daito Bank, Ltd.	376,000	673,192
	The Ehime Bank, Ltd.	443,000	1,678,537
	The Eighteenth Bank, Ltd.	538,000	2,978,035

9

	The Fukui Bank, Ltd.	674,000	2,403,344
	The Hokuetsu Bank, Ltd.	698,000	1,998,400
	The Kagawa Bank, Ltd.	223,350	1,429,531
# *	The Kanto Tsukuba Bank, Ltd.	108,500	1,262,179
	The Kita-Nippon Bank, Ltd.	22,606	1,224,196
	The Michinoku Bank, Ltd.	425,000	1,937,456
	The Minato Bank, Ltd.	930,000	2,472,432
	The Nagano Bank, Ltd.	230,000	831,661
#	The Nisshin Fire & Marine Insurance Co., Ltd.	541,000	2,392,999
	The Oita Bank, Ltd.	404,000	3,151,307
	TOC Co., Ltd.	373,950	2,027,702
	Tochigi Bank, Ltd.	314,000	2,648,649
	Toho Bank, Ltd.	647,000	3,117,726
	Toho Real Estate Co., Ltd.	152,000	925,087
	Tohoku Bank, Ltd.	194,000	494,392
	Tokushima Bank, Ltd.	206,200	1,603,853
	Tokyo Rakutenchi Co., Ltd.	173,000	906,044
#	Tokyo Theatres Co., Inc.	199,000	543,676
#	Tokyu Community Corp.	39,500	1,157,901
	Tokyu Livable, Inc.	41,300	2,464,612
	Tomato Bank, Ltd.	290,000	759,724
#	Tottori Bank, Ltd.	235,000	815,690
	Towa Bank, Ltd.	661,000	1,735,641
# *	Towa Real Estate Development Co., Ltd.	300,000	1,843,827
	Toyo Securities Co., Ltd.	245,000	1,465,151
	Yamagata Bank, Ltd.	511,000	2,718,246
	Yuraku Real Estate Co., Ltd.	146,000	842,335
Total Financials			135,520,784

Health Care — (2.9%)
#	Aloka Co., Ltd.	74,000	793,601
	As One Corp.	53,380	1,487,465
	ASKA Pharmaceutical Co., Ltd.	74,000	650,721
#	Create Medic Co., Ltd.	21,000	250,025
#	Eiken Chemical Co., Ltd.	59,000	680,951
*	FALCO biosystems, Ltd.	28,200	337,117
	Fuso Pharmaceutical Industries, Ltd.	234,000	835,393
	Hitachi Medical Corp.	109,000	1,241,947
	Hogy Medical Co., Ltd.	44,600	2,320,949
	Iwaki & Co., Ltd.	55,000	164,693
#	Japan Medical Dynamic Marketing, Inc.	44,900	326,815
#	Jeol, Ltd.	210,000	1,436,812
	JMS Co., Ltd.	92,000	361,693
#	Kaken Pharmaceutical Co., Ltd.	307,000	2,276,176
	Kawamoto Corp.	4,000	22,441
	Kawanishi Holdings, Ltd.	7,400	115,487
	Kawasumi Laboratories, Inc.	45,000	297,359
	Kissei Pharmaceutical Co., Ltd.	176,000	3,221,292
	KYORIN Co., Ltd.	203,000	2,393,540
	Miraca Holdings, Inc.	145,000	3,854,790
	Mochida Pharmaceutical Co., Ltd.	343,000	3,129,182
#	Nichii Gakkan Co.	95,200	1,944,086
	Nihon Kohden Corp.	125,000	2,152,976
	Nikken Chemicals Co., Ltd.	171,000	540,513
#	Nikkiso Co., Ltd.	206,000	2,206,451
# *	Nippon Chemiphar Co., Ltd.	102,000	624,401
	Nippon Shinyaku Co., Ltd.	195,000	1,710,743
	Nipro Corp.	171,000	3,200,351
	Nissui Pharmaceutical Co., Ltd.	51,000	400,452
#	Paramount Bed Co., Ltd.	87,300	1,998,051
	Rion Co., Ltd.	5,000	42,514
#	Rohto Pharmaceutical Co., Ltd.	298,000	3,318,748
	Seikagaku Corp.	157,200	1,702,251

10

#	SSP Co., Ltd.	338,000	2,105,730
	Torii Pharmaceutical Co., Ltd.	82,400	1,544,749
#	Towa Pharmaceutical Co., Ltd.	41,900	1,041,601
	Vital-Net, Inc.	98,800	605,441
	Wakamoto Pharmaceutical Co., Ltd.	77,000	305,520
#	Zeria Pharmaceutical Co., Ltd.	128,000	1,245,162
Total Health Care			52,888,189

Industrials — (21.4%)
# *	A&A Material Corp.	190,000	332,329
#	Advan Co., Ltd.	76,700	1,249,918
#	ADVANEX, Inc.	78,000	279,201
	Aica Kogyo Co., Ltd.	200,000	2,697,163
	Aichi Corp.	216,900	2,265,069
	Aida Engineering, Ltd.	113,000	831,930
	Airport Facilities Co., Ltd.	147,970	994,517
	Airtech Japan, Ltd.	20,100	229,787
#	Alps Logistics Co., Ltd.	48,700	995,301
#	Altech Co., Ltd.	23,000	122,770
	Altech Corp.	23,250	417,624
	Amano Corp.	211,000	3,312,484
#	Ando Corp.	206,000	546,420
	Anest Iwata Corp.	125,000	734,670
*	Arai-Gumi, Ltd.	59,550	112,303
# *	ART Corp.	28,000	882,491
	Asahi Diamond Industrial Co., Ltd.	200,000	1,833,963
	Asahi Kogyosha Co., Ltd.	78,000	361,714
	Asahi Pretec Corp.	66,000	2,073,990
	Asanuma Corp.	189,000	404,267
#	Asia Air Survey Co., Ltd.	32,000	169,468
	Asia Securities Printing Co., Ltd.	104,000	1,060,337
#	Asunaro Aoki Construction Co., Ltd.	128,000	1,110,592
#	Ataka Construction & Engineering Co., Ltd.	60,000	213,762
#	Bando Chemical Industries, Ltd.	269,000	1,221,527
	Biken Techno Corp.	14,100	133,103
#	BSL Corp.	540,354	737,396
	Bunka Shutter Co., Ltd.	196,000	1,256,077
	Central Glass Co., Ltd.	617,000	3,638,508
	Central Security Patrols Co., Ltd.	31,400	247,895
	Chudenko Corp.	172,700	2,889,879
	Chugai Ro Co., Ltd.	257,000	942,828
#	Chuo Denki Kogyo Co., Ltd.	54,000	194,268
#	CKD Corp.	184,000	2,969,842
	Commuture Corp.	123,202	1,325,023
	Cosel Co., Ltd.	113,000	2,241,137
	CTI Engineering Co., Ltd.	38,200	312,210
	Dai-Dan Co., Ltd.	123,000	780,342
	Daihen Corp.	378,000	2,102,849
	Daiho Corp.	164,000	414,717
	Dai-Ichi Jitsugyo Co., Ltd.	160,000	845,022
	Daimei Telecom Engineering Corp.	111,000	1,381,499
	Daiseki Co., Ltd.	90,360	1,905,253
*	Daisue Construction Co., Ltd.	242,500	306,310
	Daiwa Industries, Ltd.	136,000	1,498,901
	Danto Corp.	62,000	256,609

11

#	Densei-Lambda KK	47,984	816,977
#	Denyo Co., Ltd.	73,000	1,036,020
	DMW Corp.	1,600	69,063
#	Eneserve Corp.	69,800	560,847
# *	Enshu, Ltd.	128,000	374,232
# *	Fudo Construction Co., Ltd.	466,200	563,501
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	74,374
#	Fujita Corp.	115,010	809,629
#	Fujitec Co., Ltd.	266,000	1,887,240
	Fukuda Corp.	113,000	565,747
	Fukusima Industries Corp.	25,500	323,596
#	Fukuyama Transporting Co., Ltd.	757,000	2,848,833
# *	Funai Consulting, Co., Ltd.	73,000	539,920
	Furukawa Co., Ltd.	1,106,000	2,398,868
	Furusato Industries, Ltd.	46,000	780,380
	Futaba Corp.	63,400	1,680,470
	Gecoss Corp.	90,600	612,491
# *	GS Yuasa Corp.	1,033,000	2,843,236
	Hakuyosha Co., Ltd.	88,000	280,579
	Haltec Corp.	32,000	57,748
# *	Hamai Co., Ltd.	77,000	238,404
	Hanwa Co., Ltd.	593,000	2,477,469
	Hazama Corp.	226,600	536,614
	Hibiya Engineering, Ltd.	96,000	897,025
#	Hisaka Works, Ltd.	41,000	805,448
	Hitachi Metals Techno, Ltd.	37,500	177,369
#	Hitachi Plant Technologies, Ltd.	347,570	1,953,333
#	Hitachi Tool Engineering, Ltd.	78,500	1,787,159
	Hitachi Transport System, Ltd.	323,000	3,161,490
# *	Hitachi Zosen Corp.	1,434,000	1,984,861
	Hokuriku Electrical Construction Co., Ltd.	56,000	232,586
#	Hosokawa Micron Corp.	107,000	952,929
#	Howa Machinery, Ltd.	300,000	513,720
	IBJ Leasing Co., Ltd.	101,800	3,015,768
# *	Ichiken Co., Ltd.	79,000	168,436
#	Idec Corp.	109,000	1,963,994
	Iino Kaiun Kaisha, Ltd.	322,000	2,824,016
	i-Logistics Corp.	91,000	276,308
#	Inaba Denki Sangyo Co., Ltd.	73,200	2,643,837
	Inabata and Co., Ltd.	171,000	1,406,169
# *	Inoue Kogyo Co., Ltd.	288,000	207,455
	Inui Steamship Co., Ltd.	68,000	222,343
#	Iseki & Co., Ltd.	617,000	2,308,093
# *	Ishikawa Seisakusho, Ltd.	116,000	156,055
	Ishikawajima Construction Materials Co., Ltd.	43,000	148,424
	Ishikawajima Transport Machinery Co., Ltd.	64,000	310,344
	Itoki Crebio Corp.	147,000	1,692,339
#	Iwasaki Electric Co., Ltd.	198,000	586,841
#	Iwatani International Corp.	686,000	2,349,505
# *	J Bridge Corp.	154,000	769,219
#	Jalux, Inc.	31,200	543,119
#	Jamco Corp.	71,000	902,013
	Japan Airport Terminal Co., Ltd.	272,700	2,744,353
# *	Japan Bridge Corp.	31,000	35,469
#	Japan Cash Machine Co., Ltd.	76,115	1,376,110

12

	Japan Foundation Engineering Co., Ltd.	79,700	343,344
#	Japan Kenzai Co., Ltd.	68,340	488,488
#	Japan Maintenance Co., Ltd.	50,300	1,301,083
#	Japan Pulp and Paper Co., Ltd.	411,000	1,661,974
#	Japan Servo Co., Ltd.	80,000	203,976
	Japan Steel Tower Co., Ltd.	44,000	185,805
#	Japan Transcity Corp.	164,000	818,147
	JFE Shoji Holdings, Inc.	665,000	3,365,072
	K.R.S. Corp.	30,700	455,905
*	Kamagai Gumi Co., Ltd.	365,800	1,175,709
	Kamei Corp.	101,000	794,212
	Kanaden Corp.	87,000	588,996
	Kanagawa Chuo Kotsu Co., Ltd.	169,000	833,903
	Kanamoto Co., Ltd.	80,000	694,795
# *	Kanematsu Corp.	1,195,625	2,269,355
# *	Kanematsu-NNK Corp.	94,000	152,349
#	Katakura Industries Co., Ltd.	94,000	1,616,183
	Kato Works Co., Ltd.	140,000	505,412
	Kawada Industries, Inc.	126,000	325,367
# *	Kimmon Manufacturing Co., Ltd.	141,000	375,324
#	Kimura Chemical Plants Co., Ltd.	45,000	253,034
#	Kinki Sharyo Co., Ltd.	182,000	816,722
*	Kinsho Corp.	21,000	76,321
	Kintetsu World Express, Inc.	96,800	2,331,562
	Kioritz Corp.	180,000	647,552
#	Kitagawa Iron Works Co., Ltd.	203,000	578,452
#	Kitano Construction Corp.	196,000	535,290
	Kitazawa Sangyo Co., Ltd.	45,500	167,068
	Kitz Corp.	350,000	3,040,199
	Koike Sanso Kogyo Co., Ltd.	104,000	445,862
	Koito Industries, Ltd.	102,000	533,128
*	Kokusai Kogyo Co., Ltd.	88,000	303,603
	Komai Tekko, Inc.	88,000	247,356
	Komatsu Wall Industry Co., Ltd.	26,400	497,455
	Kondotec, Inc.	30,000	383,820
	Kosaido Co., Ltd.	55,700	586,896
#	Kuroda Electric Co., Ltd.	89,500	1,165,827
	Kyodo Printing Co., Ltd.	240,000	1,029,642
#	Kyoei Sangyo Co., Ltd.	68,000	249,075
	Kyokuto Boeki Kaisha, Ltd.	63,000	218,584
	Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	966,204
	Kyosan Electric Manufacturing Co., Ltd.	154,000	582,623
	Kyowa Exeo Corp.	160,000	2,049,875
	Kyudenko Corp.	207,000	1,255,281
	Link Consulting Associates - Japan Corp.	24,300	51,110
# *	Lonseal Corp.	127,000	328,384
	Maeda Corp.	536,000	3,060,949
	Maeda Road Construction Co., Ltd.	256,000	1,948,621
	Maezawa Industries, Inc.	59,300	415,895
	Maezawa Kaisei Industries Co., Ltd.	41,300	817,723
	Makino Milling Machine Co., Ltd.	298,000	3,647,460
	Marubeni Construction Material Lease Co., Ltd.	78,000	220,446
	Maruwn Corp.	66,000	236,273
#	Maruyama Manufacturing Co., Inc.	123,000	407,236
	Maruzen Showa Unyu Co., Ltd.	236,000	827,138

13

#	Matsuda Sangyo Co., Ltd.	64,300	1,126,355
	Matsui Construction Co., Ltd.	73,600	341,735
*	Matsuo Bridge Co., Ltd.	72,000	117,834
#	Max Co., Ltd.	149,000	2,264,820
#	Meidensha Corp.	626,050	2,349,552
# *	Meiji Machine Co., Ltd.	144,000	145,642
#	Meiji Shipping Co., Ltd.	85,000	269,731
*	Meisei Industrial Co., Ltd.	29,000	177,939
	Meitec Corp.	104,100	3,289,883
	Meito Transportation Co., Ltd.	22,000	181,049
# *	Meiwa Trading Co., Ltd.	119,000	479,506
	Mirai Group Co., Ltd.	69,000	141,831
#	Mitsubishi Cable Industries, Ltd.	478,000	833,570
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	622,428
	Mitsubishi Pencil Co., Ltd.	90,000	1,076,176
	Mitsuboshi Belting, Ltd.	213,000	1,461,084
# *	Mitsui Matsushima Co., Ltd.	191,000	294,719
	Mitsui-Soko Co., Ltd.	421,000	2,260,484
	Mitsumura Printing Co., Ltd.	82,000	424,081
	Miura Co., Ltd.	120,100	3,052,573
	Miura Printing Corp.	19,000	67,333
# *	Miyaji Engineering Group	148,000	312,674
# *	Mori Denki Mfg. Co., Ltd.	346,000	101,994
	Morita Corp.	126,000	961,163
	Moshi Moshi Hotline, Inc.	46,650	1,638,985
	Mystar Engineering Corp.	15,600	97,891
	Nabtesco Corp.	270,000	3,026,689
	NAC Co., Ltd.	25,100	456,551
	Nachi-Fujikoshi Corp.	604,000	3,406,313
*	Nakano Corp.	77,000	181,641
	NEC System Integration & Construction, Ltd.	117,800	1,493,229
	Nichias Corp.	342,000	2,479,888
	Nichiban Co., Ltd.	105,000	430,122
	Nichiha Corp.	98,480	2,043,308
*	Nihon Spindle Manufacturing Co., Ltd.	88,000	250,118
	Nikko Co., Ltd.	98,000	306,115
#	Nippei Toyama Corp.	137,000	1,240,546
	Nippo Corp.	311,000	2,810,322
	Nippon Carbon Co., Ltd.	335,000	1,060,848
# *	Nippon Conveyor Co., Ltd.	168,000	234,618
	Nippon Densetsu Kogyo Co., Ltd.	184,000	1,307,700
	Nippon Denwa Shisetu Co., Ltd.	162,000	640,481
	Nippon Hume Corp.	60,000	232,221
#	Nippon Jogesuido Sekkei Co., Ltd.	232	330,122
	Nippon Kanzai Co., Ltd.	58,900	1,300,502
	Nippon Koei Co., Ltd., Tokyo	219,000	715,957
	Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,931,928
#	Nippon Parking Development Co., Ltd.	8,771	2,113,072
	Nippon Seisen Co., Ltd.	68,000	311,400
	Nippon Sharyo, Ltd.	414,000	998,737
	Nippon Signal Co., Ltd.	176,000	1,673,230
	Nippon Thompson Co., Ltd.	207,000	2,451,559
#	Nippon Tungsten Co., Ltd.	64,000	187,468
	Nippon Yusoki Co., Ltd.	116,000	896,667
#	Nishimatsu Construction Co., Ltd.	816,000	3,251,985

14

*	Nishishiba Electric Co., Ltd.	73,000	134,756
	Nissei Corp.	81,000	1,101,543
	Nissei Plastic Industrial Co., Ltd.	58,000	596,927
	Nissha Printing Co., Ltd.	82,000	3,215,310
	Nissin Corp.	278,000	1,046,184
#	Nissin Electric Co., Ltd.	293,000	1,481,378
#	Nitchitsu Co., Ltd.	28,000	100,103
#	Nitta Corp.	83,700	1,728,415
#	Nitto Boseki Co., Ltd.	658,000	2,005,165
	Nitto Electric Works, Ltd.	123,600	2,306,017
	Nitto Kohki Co., Ltd.	64,800	1,531,375
#	Nitto Seiko Co., Ltd.	98,000	685,450
# *	Nittoc Construction Co., Ltd.	93,000	120,385
	Noda Corp.	33,800	153,485
	Nomura Co., Ltd.	160,000	998,383
	Noritz Corp.	140,000	2,489,484
	Obayashi Road Corp.	106,000	243,831
	Odakyu Construction Co., Ltd.	29,000	83,306
# *	Ohmori Co., Ltd.	95,400	45,153
#	Oiles Corp.	64,160	1,319,688
	Okabe Co., Ltd.	127,000	520,460
#	Okamoto Machine Tool Works, Ltd.	116,000	678,456
#	Okamura Corp.	326,000	3,368,984
#	Oki Electric Cable Co., Ltd.	93,000	282,336
	OKK Corp.	204,000	788,795
	Okumura Corp.	604,000	3,365,733
#	O-M, Ltd.	107,000	499,317
	Onoken Co., Ltd.	56,000	831,660
#	Organo Corp.	163,000	1,663,228
	Oriental Construction Co., Ltd.	65,900	286,488
	Original Engineering Consultants Co., Ltd.	9,000	47,435
	Oyo Corp.	80,300	933,510
	P.S. Mitsubishi Construction Co., Ltd.	76,800	297,578
*	Pasco Corp.	180,500	387,184
#	Pasona, Inc.	1,257	2,537,490
#	Patlite Corp.	56,480	598,290
# *	Penta-Ocean Construction Co., Ltd.	1,378,000	1,864,092
# *	PIA Corp.	21,100	321,875
	Pilot Corp.	115	604,745
	Raito Kogyo Co., Ltd.	138,100	531,990
#	Rasa Industries, Ltd.	181,000	741,869
	Rheon Automatic Machinery Co., Ltd.	64,000	237,499
	Riken Electric Wire Co., Ltd.	39,000	94,998
	Ryobi, Ltd.	479,000	3,398,465
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	146,500
# *	Sailor Pen Co., Ltd.	74,000	111,689
	Sakai Heavy Industries, Ltd.	96,000	260,997
# *	Sakurada Co., Ltd.	83,000	51,867
# *	Sanix, Inc.	96,200	387,122
	Sanki Engineering Co., Ltd.	218,000	1,669,894
	Sanko Metal Industrial Co., Ltd.	88,000	191,808
#	Sankyo-Tateyama Holdings, Inc.	903,000	2,024,824
	Sanritsu Corp.	12,700	131,406
	Sanyo Denki Co., Ltd.	163,000	1,161,558
	Sanyo Engineering & Construction, Inc.	48,000	298,680

15

	Sanyo Industries, Ltd., Tokyo	72,000	190,767
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	410,000	856,798
# *	Sata Construction Co., Ltd., Gumma	180,000	200,712
	Sato Corp.	91,600	2,057,480
	Sato Shoji Corp.	52,000	588,441
	Sawafuji Electric Co., Ltd.	48,000	160,375
	Secom Joshinetsu Co., Ltd.	34,800	822,492
	Secom Techno Service Co., Ltd.	35,000	1,594,788
	Seibu Electric Industry Co., Ltd.	46,000	271,352
	Seika Corp.	208,000	512,441
# *	Seikitokyu Kogyo Co., Ltd.	335,000	377,702
	Sekisui Jushi Co., Ltd.	119,000	950,148
	Senko Co., Ltd.	279,000	899,052
	Senshu Electric Co., Ltd.	29,800	858,811
#	Shibaura Mechatronics Corp.	136,000	1,305,811
	Shibusawa Warehouse Co., Ltd.	195,000	917,891
	Shibuya Kogyo Co., Ltd.	66,800	601,477
#	Shima Seiki Manufacturing Co., Ltd.	103,300	2,598,841
	Shin Nippon Air Technologies Co., Ltd.	61,080	501,746
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	535,518
#	Shinko Electric Co., Ltd.	406,000	1,573,030
	Shin-Kobe Electric Machinery Co., Ltd.	127,000	842,780
	Shinmaywa Industries, Ltd.	342,000	1,791,261
#	Shinsho Corp.	219,000	645,406
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,062,428
	Shiraishi Corp.	25,000	40,753
#	Sho-Bond Corp.	69,300	673,330
#	Shoko Co., Ltd.	284,000	545,260
	Showa Aircraft Industry Co., Ltd.	95,000	1,519,596
#	Showa KDE Co., Ltd.	88,000	268,522
	Sintokogio, Ltd.	154,000	2,179,168
	Soda Nikka Co., Ltd.	58,000	253,099
	Sodick Co., Ltd.	131,000	1,608,935
	Space Co., Ltd.	60,720	553,254
	STB Leasing Co., Ltd.	54,000	927,113
	Subaru Enterprise Co., Ltd.	59,000	211,736
	Sugimoto & Co., Ltd.	26,500	457,855
# *	Sumitomo Coal Mining Co., Ltd.	391,500	586,824
	Sumitomo Densetsu Co., Ltd.	85,800	312,588
# *	Sumitomo Mitsui Construction Co., Ltd.	193,560	688,779
#	Sumitomo Precision Products Co., Ltd.	127,000	822,807
	Sumitomo Warehouse Co., Ltd.	280,000	1,959,610
	Sun Wave Corp.	120,000	419,757
	SWCC Showa Holdings Co., Ltd.	571,000	862,007
	Tadano, Ltd.	370,000	3,070,273
	Taihei Dengyo Kaisha, Ltd.	116,000	951,947
	Taihei Kogyo Co., Ltd.	180,000	524,682
# *	Taiheiyo Kouhatsu, Inc.	142,000	195,411
	Taiho Kogyo Co., Ltd.	75,000	999,657
#	Taikisha, Ltd.	108,000	1,470,596
	Taisei Rotec Corp.	230,000	489,173
	Takada Kiko Co., Ltd.	44,000	205,837
	Takano Co., Ltd.	40,100	906,616
	Takaoka Electric Manufacturing Co., Ltd.	250,000	531,366
	Takara Printing Co., Ltd.	23,550	302,680

16

	Takara Standard Co., Ltd.	418,000	2,577,211
	Takasago Thermal Engineering Co., Ltd.	243,000	2,234,348
	Takashima & Co., Ltd.	110,000	248,700
	Takigami Steel Construction Co., Ltd.	50,000	362,762
	Takuma Co., Ltd.	241,000	1,751,232
	Tanseisha Co., Ltd.	52,000	244,155
	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	486,090
# *	TC Properties Co., Ltd.	579,000	0
	TCM Corp.	212,000	703,448
	Techno Ryowa, Ltd.	38,200	238,225
#	Teikoku Electric Manufacturing Co., Ltd.	15,200	233,965
	Tekken Corp.	393,000	801,043
	Teraoka Seisakusho Co., Ltd.	47,000	424,441
#	Tetra Co., Ltd.	64,000	181,135
#	The Keihin Co., Ltd.	178,000	745,063
	The Kodensha Co., Ltd.	25,000	92,143
	The Nippon Road Co., Ltd.	256,000	608,057
	The Yasuda Warehouse Co., Ltd.	84,000	944,972
	Toa Corp.	571,000	821,436
	Toa Doro Kogyo Co., Ltd.	124,000	340,813
# *	Tobishima Corp.	556,500	461,504
	Tocalo Co., Ltd.	43,000	1,611,190
	Todentu Corp.	98,000	347,612
	Toenec Corp.	274,000	1,260,245
	Tokai Konetsu Kogyo Co., Ltd.	32,000	189,193
#	Tokai Lease Co., Ltd.	60,000	143,756
	Tokimec, Inc.	205,000	528,506
	Toko Electric Corp.	72,000	348,756
	Tokyo Biso Kogyo Corp.	19,000	133,710
	Tokyo Energy & Systems, Inc.	103,000	1,064,127
#	Tokyo Kikai Seisakusho, Ltd.	255,000	939,972
	Tokyo Leasing Co., Ltd.	183,300	2,911,351
	Tokyo Sangyo Co., Ltd.	65,000	262,879
	Toli Corp.	173,000	629,072
	Tomoe Corp.	99,000	381,028
	Tonami Transportation Co., Ltd.	240,000	719,331
#	Tori Holdings Co., Ltd.	2,467,000	1,191,084
	Torishima Pump Manufacturing Co., Ltd.	78,000	629,372
#	Toshiba Plant Kensetsu Co., Ltd.	266,000	1,366,105
	Tosho Printing Co., Ltd.	156,000	659,660
	Totetsu Kogyo Co., Ltd.	86,000	521,068
	Toyo Bussan Co., Ltd.	53,900	594,073
*	Toyo Construction Co., Ltd.	783,000	840,122
	Toyo Electric Co., Ltd.	121,000	883,951
#	Toyo Engineering Corp.	498,000	3,114,786
#	Toyo Machinery & Metal Co., Ltd.	49,000	557,110
#	Toyo Shutter Co., Ltd.	118,000	242,524
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	465,160
#	Trusco Nakayama Corp.	91,100	1,944,456
	Tsubaki Nakashima Co., Ltd.	138,900	2,551,414
	Tsubakimoto Chain Co.	435,000	3,108,034
	Tsubakimoto Kogyo Co., Ltd.	78,000	330,397
	Tsudakoma Corp.	164,000	326,939
#	Tsugami Corp.	248,000	1,650,040
#	Tsukishima Kikai Co., Ltd.	129,000	1,701,700

17

	Tsurumi Manufacturing Co., Ltd.	71,000	737,202
	Tsuzuki Denki Co., Ltd.	58,000	251,235
#	TTK Co., Ltd.	42,000	307,880
	Uchida Yoko Co., Ltd.	140,000	879,132
	Ueki Corp.	47,000	113,465
	UFJ Central Leasing Co., Ltd.	62,000	3,545,397
#	Union Tool Co.	58,800	3,376,236
	Utoc Corp.	68,000	251,262
# *	Venture Link Co., Ltd.	342,400	1,280,508
	Wakachiku Construction Co., Ltd.	325,000	585,855
	Weathernews, Inc.	15,800	98,253
	Yahagi Construction Co., Ltd.	114,000	515,870
	Yamato Corp.	50,000	207,369
	Yamaura Corp.	40,500	131,015
	Yamazen Co., Ltd.	248,000	1,527,715
	Yokogawa Bridge Corp.	98,400	579,010
	Yondenko Corp.	98,800	615,802
# *	Yuasa Trading Co., Ltd.	627,000	1,332,482
	Yuken Kogyo Co., Ltd.	107,000	304,479
	Yurtec Corp.	230,000	1,272,320
#	Yushin Precision Equipment Co., Ltd.	36,240	718,986
Total Industrials			391,500,945

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	408,114
	Aiphone Co., Ltd.	51,900	893,998
# *	Allied Telesis Holdings KK	237,600	622,417
#	Alpha Systems, Inc.	34,700	1,142,538
#	Anritsu Corp.	351,000	2,075,086
	AOI Electronics Co., Ltd.	29,200	669,477
# *	Apic Yamada Corp.	20,000	82,335
	Argo 21 Corp.	27,700	266,197
	Arisawa Manufacturing Co., Ltd.	139,400	2,953,756
	CAC Corp.	52,200	558,133
#	Canon Electronics, Inc.	80,000	3,014,375
	Canon Finetech, Inc.	120,070	2,270,024
#	Capcom Co., Ltd.	159,700	1,691,144
	Chino Corp.	113,000	376,636
	CMK Corp.	179,000	2,752,497
	Computer Engineering & Consulting, Ltd.	44,800	576,843
	Core Corp.	37,700	367,002
	Cresco, Ltd.	11,600	153,257
*	Daiko Denshi Tsushin, Ltd.	23,000	61,083
	Daiwabo Information System Co., Ltd.	52,500	922,503
#	Denki Kogyo Co., Ltd.	195,000	1,784,171
	DKK-TOA Corp.	31,000	88,058
#	Dodwell B.M.S., Ltd.	125,400	898,534
	DTS Corp.	34,800	1,192,948
#	eAccess, Ltd.	3,100	1,873,455
	Eizo Nanao Corp.	60,800	2,155,431
*	Elna Co., Ltd.	97,000	193,520
#	Enplas Corp.	57,900	1,185,349
# *	Epson Toyocom Corp.	290,000	2,251,484
	ESPEC Corp.	58,000	914,473
# *	FDK Corp.	314,000	545,179

18

	Fuji Soft ABC, Inc.	106,000	3,443,413
# *	Fujitsu Access, Ltd.	59,000	370,757
	Fujitsu Devices, Inc.	66,000	976,386
	Fujitsu Fronttec, Ltd.	56,200	516,343
	Fuso Dentsu Co., Ltd.	16,000	85,627
#	Future System Consulting Corp.	1,053	955,510
#	GMO Internet, Inc.	151,500	2,077,663
	Graphtec Corp.	39,000	86,657
	Hakuto Co., Ltd.	62,700	899,821
	Hitachi Business Solution Co., Ltd.	32,900	227,607
	Hitachi Information Systems, Ltd.	124,900	2,968,450
	Hitachi Kokusai Electric, Inc.	267,000	3,203,221
#	Hitachi Software Engineering Co., Ltd.	172,900	2,884,691
	Hitachi Systems & Services, Ltd.	68,000	1,567,685
#	Hochiki Corp.	66,000	401,652
#	Hokuriku Electric Industry Co., Ltd.	247,000	893,859
	Horiba, Ltd.	103,000	3,349,991
#	Hosiden Corp.	201,500	2,303,059
	Icom, Inc.	40,500	1,158,949
# *	Ikegami Tsushinki Co., Ltd.	137,000	445,236
# *	Ines Corp.	140,500	994,195
	I-Net Corp.	36,800	298,691
#	Information Services International-Dentsu, Ltd.	76,800	826,223
#	Intec, Inc.	137,128	2,153,013
#	Invoice, Inc.	33,711	1,041,034
	Ishii Hyoki Co., Ltd.	15,300	355,845
# *	Iwatsu Electric Co., Ltd.	256,000	633,945
	Japan Aviation Electronics Industry, Ltd.	183,000	2,661,387
	Japan Business Computer Co., Ltd.	59,900	534,466
	Japan Digital Laboratory Co., Ltd.	91,600	1,289,319
#	Japan Information Processing Service Co., Ltd.	47,400	283,246
# *	Japan Radio Co., Ltd.	354,000	1,159,862
	Jastec Co., Ltd.	43,600	479,640
	JIEC Co., Ltd.	87	75,799
	Kaga Electronics Co., Ltd.	78,400	1,662,366
	Kanematsu Electronics, Ltd.	61,700	489,831
#	Kasuga Electric Works, Ltd.	44,000	266,094
	Kawatetsu Systems, Inc.	174	224,848
	Koa Corp.	120,000	1,608,476
#	Komatsu Electronics Metals Co., Ltd.	83,500	2,285,896
#	Kubotek Corp.	285	168,375
#	Kyoden Co., Ltd.	141,000	622,099
	Kyowa Electronic Instruments Co., Ltd.	52,000	206,011
	Macnica, Inc.	51,500	1,388,749
	Marubeni Infotec Corp.	21,000	67,510
	Marubun Corp.	75,500	1,055,371
	Maruwa Co., Ltd.	26,100	719,353
	Maspro Denkoh Corp.	45,900	441,736
#	Megachips Corp.	69,400	1,259,296
	Melco Holdings, Inc.	9,000	259,453
	Mimasu Semiconductor Industry Co., Ltd.	13,781	249,716
#	Miroku Jyoho Service Co., Ltd.	63,000	205,905
#	Mitsui High-Tec, Inc.	114,300	1,293,157
	Mitsui Knowledge Industry Co., Ltd.	29,100	401,760
#	Mitsumi Electric Co., Ltd.	213,500	2,624,213

19

	Moritex Corp.	25,500	166,981
*	Mutoh Industries, Ltd.	130,000	311,505
*	Nagano Japan Radio Co., Ltd.	85,000	155,791
#	Nakayo Telecommunications, Inc.	49,000	200,654
#	NEC Fielding, Ltd.	157,400	2,100,767
	NEC Mobiling, Ltd.	35,700	676,657
#	NEC Tokin Corp.	324,000	2,176,303
	Net One Systems Co., Ltd.	1,404	2,818,979
#	Netmarks, Inc.	432	572,058
#	New Japan Radio Co., Ltd.	72,000	477,930
#	NextCom K.K.	1,000	444,656
	Nichicon Corp.	260,200	3,266,659
	Nihon Dempa Kogyo Co., Ltd.	62,500	2,223,043
#	Nihon Inter Electronics Corp.	76,700	670,885
#	Nippon Avionics Co., Ltd.	62,000	262,083
	Nippon Ceramic Co., Ltd.	60,000	801,466
	Nippon Chemi-Con Corp.	372,000	2,356,332
	Nippon System Development Co., Ltd.	73,800	2,391,534
	Nippon Systemware Co., Ltd.	30,000	208,886
#	Nissho Electronics Corp.	58,200	494,030
	NIWS Co. HQ, Ltd.	1,918	1,954,597
	Nohmi Bosai, Ltd.	115,000	1,008,877
	NS Solutions Corp.	48,600	1,138,600
	Okaya Electric Industries Co., Ltd.	49,000	267,351
	Ono Sokki Co., Ltd.	71,000	576,767
#	Origin Electric Co., Ltd.	85,000	529,692
	Osaki Electric Co., Ltd.	103,000	1,028,362
	PCA Corp.	17,500	376,071
*	Pulstec Industrial Co., Ltd.	21,200	72,883
	Ricoh Elemex Corp.	61,000	620,085
	Rikei Corp.	22,500	78,248
	Riken Keiki Co., Ltd.	56,000	566,515
#	Roland DG Corp.	50,500	1,408,360
	Ryoden Trading Co., Ltd.	125,000	1,075,198
	Ryosan Co., Ltd.	102,200	2,911,757
#	Ryoyo Electro Corp.	88,700	1,167,059
	Sanko Co., Ltd.	22,000	156,545
	Sanshin Electronics Co., Ltd.	88,000	986,175
	Satori Electric Co., Ltd.	47,680	852,295
	Sekonic Corp.	36,000	110,552
#	Shindengen Electric Manufacturing Co., Ltd.	236,000	1,236,935
#	Shinkawa, Ltd.	54,700	1,525,376
	Shinko Shoji Co., Ltd.	64,000	820,817
#	Shizuki Electric Co., Inc.	78,000	341,995
	Siix Corp.	33,300	596,697
	SMK Corp.	218,000	1,485,159
	Software Research Associates, Inc.	36,800	497,813
	Sokkisha Co., Ltd.	85,000	288,877
	Sorun Corp.	73,500	644,434
*	SPC Electronics Corp.	48,200	167,854
	Star Micronics Co., Ltd.	149,000	2,936,561
#	Sumida Corp.	53,349	1,118,253
#	Sumisho Computer Systems Corp.	152,500	2,776,216
	SunTelephone Co., Ltd.	92,000	802,556
	Tachibana Eletech Co., Ltd.	50,000	522,758

20

	Tamura Corp.	202,000	857,708
	Tamura Taiko Holdings, Inc.	163,000	888,311
# *	Teac Corp.	493,000	662,510
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	667,738
	TIS, Inc.	24,500	647,190
	TKC Corp.	81,800	1,710,194
	Toko, Inc.	268,000	934,584
#	Tokyo Denpa Co., Ltd.	19,800	307,470
#	Tokyo Electron Device, Ltd.	248	620,642
#	Tomen Electronics Corp.	41,700	1,011,234
#	Tose Co., Ltd.	17,800	232,153
	Toshiba Ceramics Co., Ltd.	424,000	1,635,837
*	Totoku Electric Co., Ltd., Tokyo	91,000	162,258
	Toukei Computer Co., Ltd.	19,610	261,488
# *	Towa Corp.	61,400	428,185
# *	Towa Meccs Corp.	127,000	134,476
#	Toyo Corp.	89,600	1,336,696
#	Trans Cosmos, Inc.	107,600	2,266,557
	Tsuzuki Densan Co., Ltd.	22,500	139,888
#	Uniden Corp.	197,000	2,351,084
	Yamaichi Electronics Co., Ltd.	50,100	547,721
	Yaskawa Information Systems Corp.	40,000	174,836
	Ye Data, Inc.	43,000	155,973
	Yokowo Co., Ltd.	51,300	705,959
	Zuken, Inc.	69,100	708,312
Total Information Technology			169,017,967

Materials — (8.2%)
	Achilles Corp.	549,000	994,597
	Agro-Kanesho Co., Ltd.	7,000	60,394
	Air Water, Inc.	13,250	142,723
	Arakawa Chemical Industries, Ltd.	46,800	492,192
	Aronkasei Co., Ltd.	97,000	539,337
	Asahi Organic Chemicals Industry Co., Ltd.	268,000	1,133,362
	Chuetsu Pulp and Paper Co., Ltd.	309,000	789,510
*	Chugai Mining Co., Ltd.	564,300	461,554
#	Chugoku Marine Paints, Ltd.	190,000	1,197,191
#	Chugokukogyo Co., Ltd.	69,000	263,775
# *	Co-Op Chemical Co., Ltd.	163,000	279,849
#	Dai Nippon Toryo, Ltd.	342,000	582,533
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	239,794
#	Daiken Corp.	372,000	1,439,053
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	251,000	1,348,506
#	Daio Paper Corp.	331,000	3,349,188
#	Daiso Co., Ltd.	289,000	985,050
	DC Co., Ltd.	75,000	360,527
	Dijet Industrial Co., Ltd.	58,000	170,904
	Dynapac Co., Ltd.	25,000	103,163
	FP Corp.	60,600	2,161,791
	Fujikura Kasei Co., Ltd.	74,000	826,954
	Fumakilla, Ltd.	59,000	173,431
	Geostar Corp.	10,000	59,276
	Godo Steel, Ltd.	460,000	2,783,867
	Gun-Ei Chemical Industry Co., Ltd.	222,000	766,033

21

	Harima Chemicals, Inc.	61,000	490,650
	Hodogaya Chemical Co., Ltd.	184,000	741,876
	Hokkan Holdings, Ltd.	159,000	590,535
	Hokko Chemical Industry Co., Ltd.	71,000	313,483
	Hokuetsu Paper Mills, Ltd.	457,000	2,661,873
#	Hokushin Co., Ltd.	64,000	126,200
	Honshu Chemical Industry Co., Ltd.	29,000	324,415
	Ihara Chemical Industry Co., Ltd.	126,000	521,784
	ISE Chemicals Corp.	59,000	534,283
*	Ishihara Sangyo Kaisha, Ltd.	1,072,500	2,052,387
#	Ishii Iron Works Co., Ltd.	77,000	222,220
#	Japan Carlit Co., Ltd.	46,000	382,150
	JSP Corp.	77,500	815,335
#	Kanto Denka Kogyo Co., Ltd.	155,000	1,440,363
	Kasei (C.I.) Co., Ltd.	89,000	372,530
	Katakura Chikkarin Co., Ltd.	43,000	191,734
	Kawasaki Kasei Chemicals, Ltd.	88,000	158,494
#	Kishu Paper Co., Ltd.	233,000	492,771
	Koatsu Gas Kogyo Co., Ltd.	150,000	1,011,718
	Kohsoku Corp.	48,000	340,980
	Konishi Co., Ltd.	49,000	478,260
	Kumiai Chemical Industry Co., Ltd.	218,000	561,174
	Kureha Corp.	542,000	2,585,541
	Kurimoto, Ltd.	380,000	1,235,796
#	Kurosaki Harima Corp.	247,000	940,384
#	MEC Co., Ltd.	55,500	894,525
	Mesco, Inc.	30,000	251,989
# *	Mitsubishi Paper Mills, Ltd.	928,000	1,707,601
	Mitsubishi Plastics, Inc.	588,000	1,933,903
	Mitsubishi Shindoh Co., Ltd.	157,000	549,168
#	Mitsubishi Steel Manufacturing Co., Ltd.	431,000	2,335,521
# *	Mitsui Mining Co., Ltd.	654,000	1,330,152
	Mory Industries, Inc.	108,000	363,653
	Nakabayashi Co., Ltd.	147,000	407,127
	Nakayama Steel Works, Ltd.	352,000	1,557,574
#	Neturen Co., Ltd., Tokyo	122,000	1,351,508
	Nichia Steel Works, Ltd.	134,900	651,694
	Nichireki Co., Ltd.	65,000	240,175
#	Nifco, Inc.	152,000	3,142,860
	Nihon Kagaku Sangyo Co., Ltd.	44,000	368,650
	Nihon Matai Co., Ltd.	82,000	224,755
	Nihon Nohyaku Co., Ltd.	170,000	710,274
#	Nihon Parkerizing Co., Ltd.	192,000	3,291,346
	Nihon Seiko Co., Ltd.	11,000	40,639
*	Nippon Carbide Industries Co., Inc.	163,000	371,177
	Nippon Chemical Industrial Co., Ltd.	235,000	726,411
#	Nippon Chutetsukan KK	73,000	170,372
	Nippon Concrete Industries Co., Ltd.	108,000	288,135
#	Nippon Denko Co., Ltd.	280,000	835,449
	Nippon Fine Chemical Co., Ltd.	65,000	439,364
#	Nippon Foil Mfg., Co., Ltd.	51,000	99,572
# *	Nippon Kasei Chemical Co., Ltd.	260,000	594,320
#	Nippon Kinzoku Co., Ltd.	161,000	357,314
#	Nippon Koshuha Steel Co., Ltd.	396,000	867,196
#	Nippon Metal Industry Co., Ltd.	485,000	1,127,385

22

	Nippon Paint Co., Ltd.	711,000	3,342,483
	Nippon Pigment Co., Ltd.	11,000	41,650
#	Nippon Pillar Packing Co., Ltd.	51,000	495,291
*	Nippon Soda Co., Ltd.	393,000	2,088,063
	Nippon Valqua Industries, Ltd.	242,000	863,270
#	Nippon Yakin Kogyo Co., Ltd.	253,000	1,104,172
	Nittetsu Mining Co., Ltd.	227,000	1,750,303
	Nitto FC Co., Ltd.	72,000	501,538
	NOF Corp.	548,000	3,168,442
	Okamoto Industries, Inc.	342,000	1,375,324
	Okura Industrial Co., Ltd.	166,000	939,049
	Osaka Steel Co., Ltd.	116,300	2,141,302
	Pacific Metals Co., Ltd.	538,000	3,181,353
	Riken Technos Corp.	174,000	755,640
#	S Science Co., Ltd.	2,644,000	1,061,671
#	S.T. Chemical Co., Ltd.	81,700	1,186,390
	Sakai Chemical Industry Co., Ltd.	301,000	1,556,003
	Sakata INX Corp.	157,000	870,827
#	Sanyo Chemical Industries, Ltd.	337,000	2,778,449
	Sekisui Plastics Co., Ltd.	285,000	1,075,570
	Shikoku Chemicals Corp.	162,000	1,084,011
	Shinagawa Refractories Co., Ltd.	162,000	667,633
	Shin-Etsu Polymer Co., Ltd.	212,000	3,235,486
	Showa Highpolymer Co., Ltd.	132,000	501,174
	Showa Tansan Co., Ltd.	49,000	196,487
	Somar Corp.	43,000	250,055
#	Stella Chemifa Corp.	34,100	1,544,667
#	Sumitomo Light Metal Industries, Ltd.	1,015,000	2,709,230
	Sumitomo Osaka Cement Co., Ltd.	215,000	713,015
	Sumitomo Pipe & Tube Co., Ltd.	76,000	470,255
	Sumitomo Seika Chemicals Co., Ltd.	186,000	1,162,013
	Taisei Lamick Co., Ltd.	15,300	435,041
#	Takasago International Corp.	271,000	1,277,536
	Takiron Co., Ltd.	195,000	777,605
	Tayca Corp.	124,000	388,491
	The Nippon Synthetic Chemical Industry Co., Ltd.	270,000	1,204,459
# *	Titan Kogyo Kabushiki Kaisha	59,000	121,498
	Toagosei Co., Ltd.	762,000	3,139,179
#	Toda Kogyo Corp.	113,000	466,196
#	Tohcello Co., Ltd.	93,000	1,036,337
# *	Toho Rayon Co., Ltd.	410,000	3,361,628
#	Toho Zinc Co., Ltd.	354,000	2,909,499
# *	Tohpe Corp.	36,000	58,703
#	Tokai Carbon Co., Ltd.	557,000	3,403,629
#	Tokai Pulp & Paper Co., Ltd.	157,000	546,844
	Tokushu Paper Manufacturing Co., Ltd.	146,000	845,118
	Tokyo Rope Manufacturing Co., Ltd.	447,000	1,055,622
#	Tokyo Tekko Co., Ltd.	131,000	1,295,020
	Tomoegawa Paper Co., Ltd.	96,000	406,273
	Tomoku Co., Ltd.	220,000	574,268
	Topy Industries, Ltd.	628,000	2,490,023
	Toyo Kohan Co., Ltd.	278,000	1,104,344
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	519,705
	TYK Corp.	82,000	206,361
#	Ube Material Industries, Ltd.	192,000	664,399

23

#	Wood One Co., Ltd.	137,000	1,010,435
	Yamamura Glass Co., Ltd.	319,000	978,817
	Yamato Kogyo Co., Ltd.	160,000	3,544,490
	Yodogawa Steel Works, Ltd.	517,000	2,999,079
	Yuki Gosei Kogyo Co., Ltd.	49,000	184,786
#	Yushiro Chemical Industry Co., Ltd.	38,000	868,000
Total Materials			149,205,500

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	0
*	Fujii & Co., Ltd.	44,000	391
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	889
	Kirayaka Holdings, Inc.	98,000	310,416
*	Maruishi Holdings Co., Ltd.	214,000	1,901
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,057
*	Takarabune Corp.	26,000	0
Total Other			314,654

Telecommunication Services — (0.1%)
	JSAT Corp.	935	2,787,548

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	188,000	539,305
	Hokuriku Gas Co., Ltd.	94,000	324,744
	Okinawa Electric Power Co., Ltd.	44,010	2,817,626
	Saibu Gas Co., Ltd.	1,111,000	2,560,584
	Shizuoka Gas Co., Ltd.	207,000	1,778,460
#	Tokai Corp.	193,000	1,087,403
Total Utilities			9,108,122

24

TOTAL COMMON STOCKS	1,386,976,855

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $132,096,000 U.S. Treasury Bill 4.945%(y), 10/05/06; U.S. Treasury Bond 9.875%, 11/15/15; & U.S. Treasury Note 4.000%, 02/15/15, valued at $148,959,041) to be repurchased at $146,057,659	$146,038	146,037,782
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $527,322,814 U.S. STRIPS, rates ranging from 0% to 11.750%, maturities ranging from 08/15/08 to 08/15/22, valued at $290,700,555) to be repurchased at $285,038,950	285,000	285,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,393,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,391,055) to be repurchased at $8,267,118	8,266	8,266,000
TOTAL TEMPORARY CASH INVESTMENTS		439,303,782

TOTAL INVESTMENTS - (100.0%)
(Cost $1,621,711,062)		$1,826,280,637

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA — (42.0%)
COMMON STOCKS — (41.9%)
	A.I., Ltd.	129,195	$33,229
#	AAV, Ltd.	256,027	208,300
	ABB Grain, Ltd.	478,833	2,590,536
*	Acclaim Exploration NL	435,905	15,266
*	Adacel Technologies, Ltd.	113,249	35,354
	ADCorp Australia, Ltd.	123,389	47,759
#	Adelaide Bank, Ltd.	385,522	3,609,086
	Adelaide Brighton, Ltd.	1,891,665	3,576,398
*	Admiralty Resources NL	475,001	35,685
	Adsteam Marine, Ltd.	901,447	1,291,943
	Adtrans Group, Ltd.	32,047	70,787
*	Advanced Magnesium, Ltd.	16,619	2,943
*	AFT Corp., Ltd.	495,284	5,672
*	Agenix, Ltd.	333,983	45,544
*	Agincourt Resources, Ltd.	207,975	248,549
*	Aim Resources, Ltd.	790,850	93,711
*	Ainsworth Game Technology, Ltd.	393,653	119,188
*	AJ Lucas Group, Ltd.	151,268	102,466
*	Alchemia, Ltd.	234,093	220,209
	Alesco Corp., Ltd.	246,759	1,815,560
*	Alkane Exploration, Ltd.	504,063	65,873
*	Allegiance Mining NL	702,073	141,752
*	Alliance Resources, Ltd.	624,207	145,762
*	Allied Medical, Ltd.	11,746	0
*	Altium, Ltd.	162,100	44,508
*	Amadeus Energy, Ltd.	601,908	542,808
	Amalgamated Holdings, Ltd.	369,007	1,380,711
	Amcom Telecommunications, Ltd.	596,711	71,681
*	Ammtec, Ltd.	8,165	22,298
*	Anadis, Ltd.	136,900	27,428
	Ansell, Ltd.	19,924	146,949
*	Antaeus Energy, Ltd.	193,687	13,552
*	Antares Energy, Ltd.	510,462	153,723
	AP Eagers, Ltd.	28,836	158,414
#	ARB Corporation, Ltd.	211,628	509,403
*	ARC Energy, Ltd.	723,341	860,438
	Ariadne Australia, Ltd.	286,001	96,490
*	Arrow Energy NL	545,526	237,942
*	ASG Group, Ltd.	30,071	15,901
	Aspen Group, Ltd.	198,442	229,570
*	Astron, Ltd.	72,300	178,006
	Atlas Group Holding, Ltd.	331,019	236,805
	Atlas Pacific, Ltd.	82,585	19,331
#	Ausdrill, Ltd.	355,150	405,918

1

*	Ausmelt, Ltd.	36,118	16,192
	Auspine, Ltd.	186,351	560,871
	Ausron, Ltd.	60,281	2,321
	Austal, Ltd.	662,448	1,266,912
# *	Austar United Communications, Ltd.	4,130,450	3,701,376
	Austereo Group, Ltd.	1,294,608	1,599,928
	Austin Group, Ltd.	70,265	20,640
#	Australand Property Group	799,489	1,181,149
#	Australian Agricultural Co., Ltd.	831,034	1,176,480
#	Australian Pharmaceutical Industries, Ltd.	837,037	1,467,126
#	Australian Pipeline Trust	954,035	2,930,362
# *	Australian Worldwide Exploration, Ltd.	1,504,187	3,388,603
*	Auto Group, Ltd.	41,309	5,594
# *	Autron Corporation, Ltd.	989,247	78,138
	Avatar Industries, Ltd.	195,019	220,769
*	Avexa, Ltd.	84,701	16,683
#	AVJennings Homes, Ltd.	665,018	599,045
*	Aztec Resources, Ltd.	160,000	23,473
*	B Digital, Ltd.	43,333	2,946
*	Babcock & Brown Environmental Investments, Ltd.	395,420	849,490
# *	Ballarat Goldfields NL	3,791,668	876,305
#	Bank of Queensland, Ltd.	322,009	3,349,132
	Baxter Group, Ltd.	143,509	442,641
	BayCorp Advantage, Ltd.	738,488	1,739,920
	Beach Petroleum, Ltd.	1,971,531	2,120,405
	Beaconsfield Gold NL	89,078	28,818
#	Bendigo Bank, Ltd.	373,075	3,565,312
*	Bendigo Mining NL	1,497,468	2,231,840
*	Betcorp, Ltd.	55,406	163,257
*	Beyond International, Ltd.	61,256	28,573
*	Biota Holdings, Ltd.	659,602	801,754
#	Blackmores, Ltd.	50,230	538,110
*	Blina Diamonds, Ltd. NL	15,073	9,665
*	BMA Gold, Ltd.	710,924	179,182
	Bolnisi Gold NL	973,630	1,688,501
	Boom Logistics, Ltd.	572,530	1,849,663
# *	Boulder Group NL	717,587	387,075
*	BQT Solutions, Ltd.	179,898	13,253
	Bradken, Ltd.	345,076	1,329,080
	Brazin, Ltd.	336,893	360,854
	Brickworks, Ltd.	24,266	226,639
	Bridgestone Australia, Ltd.	80,100	159,745
	Broadcast Services Australia, Ltd.	343,927	67,276
	Cabcharge Australia, Ltd.	393,525	1,841,075
*	Calliden Group, Ltd.	399,993	126,457
	Campbell Brothers, Ltd.	157,018	1,842,463
	Candle Australia, Ltd.	167,056	411,114
*	Cape Range Wireless, Ltd.	3,581,304	35,238
# *	Capral Aluminium, Ltd.	495,611	422,337
	Cardno, Ltd.	102,158	369,022
#	CBH Resources, Ltd.	1,477,979	492,671
	CDS Technologies, Ltd.	84,294	154,520
*	CEC Group, Ltd.	27,607	31,244
*	CEC Group, Ltd.	4,601	5,192
	Cedar Woods Properties, Ltd.	87,353	272,897

2

# *	Cellestis, Ltd.	343,837	955,905
*	Cellnet Group, Ltd.	91,100	82,761
*	Centamin Egypt, Ltd.	1,611,779	827,594
#	Centennial Coal, Ltd.	1,049,686	2,636,228
#	Central Equity, Ltd.	5,438	9,583
*	Centralian Minerals, Ltd.	41,182	26,336
*	Ceramic Fuel Cells, Ltd.	489,608	215,522
*	CH4 Gas, Ltd.	226,181	249,389
*	Chandler Macleod, Ltd.	80,000	48,801
*	Chemeq, Ltd.	166,742	50,370
*	ChemGenex Pharmaceuticals, Ltd.	261,684	82,547
	Chiquita Brands South Pacific, Ltd.	355,481	141,224
*	Chrome Corp., Ltd.	64,000	532
*	Circadian Technologies, Ltd.	64,591	54,322
*	Citigold Corp., Ltd.	1,137,142	316,620
#	City Pacific, Ltd.	229,705	630,456
*	Climax Mining, Ltd.	948,446	361,673
*	Clinuvel Pharmaceuticals, Ltd.	150,000	45,227
# *	Clough, Ltd.	1,604,301	482,361
*	Clover Corp., Ltd.	269,348	26,068
*	Cluff Resources Pacific NL	911,746	10,895
	CMI, Ltd.	81,810	68,756
*	CO2 Group, Ltd.	280,693	41,230
#	Coates Hire, Ltd.	853,737	3,943,396
	Codan, Ltd.	141,104	100,458
	Coffey International, Ltd.	234,503	513,393
	Collection House, Ltd.	224,054	156,375
	Colorado Group, Ltd.	321,714	821,544
#	Commander Communications, Ltd.	775,038	1,202,793
# *	Compass Resources NL	262,227	751,759
#	Consolidated Minerals, Ltd.	805,812	1,237,430
	Consolidated Rutile, Ltd.	1,212,734	614,144
*	Coplex Resources NL	231,400	15,668
*	Copperco, Ltd.	234,299	58,912
#	Corporate Express Australia, Ltd.	608,493	2,868,031
	Count Financial, Ltd.	747,138	1,346,764
#	Coventry Group, Ltd.	118,992	402,450
*	CPI, Ltd.	68,585	25,931
#	Crane Group, Ltd.	176,343	1,645,001
*	Croesus Mining NL	878,058	181,667
*	Cue Energy Resources, Ltd.	452,354	73,185
*	Customers, Ltd.	1,182,627	218,943
*	Cytopia, Ltd.	31,587	22,929
	Danks Holdings, Ltd.	10,425	52,266
#	DCA Group, Ltd.	509,294	1,050,355
	Devine, Ltd.	405,536	262,376
*	Dioro Exploration NL	297,142	14,823
*	Dominion Mining, Ltd.	277,017	272,878
# *	Dragon Mining NL	709,605	76,630
*	Echelon Resources, Ltd.	7,950	2,577
*	Ellex Medical Lasers, Ltd.	162,000	85,259
*	emitch, Ltd.	93,000	41,902
# *	Emporer Mines, Ltd.	324,668	97,259
	Energy Developments, Ltd.	506,585	1,584,246
*	Energy World Corp., Ltd.	325,630	7,834

3

*	engine, Ltd.	674,773	188,972
#	Envestra, Ltd.	2,672,422	2,234,862
*	Environmental Solutions International, Ltd.	13,473	8,920
	Equigold NL	551,108	659,758
*	ERG, Ltd.	2,119,350	158,491
*	Espreon, Ltd.	178,000	91,768
#	Excel Coal, Ltd.	703,810	3,991,995
*	Falcon Minerals, Ltd.	240,897	50,748
#	Fantastic Holdings, Ltd.	284,253	624,463
#	Felix Resources, Ltd.	668,032	932,048
*	First Australian Resources, Ltd.	598,074	80,019
	FKP, Ltd.	666,816	2,789,082
#	Fleetwood Corp., Ltd.	160,673	757,497
	Flight Centre, Ltd.	328,031	2,445,469
	Forest Enterprises Australia, Ltd.	770,767	399,898
*	Fortescue Metals Group, Ltd.	700,670	3,918,523
#	Funtastic, Ltd.	437,567	537,912
#	Futuris Corp., Ltd.	2,317,525	3,844,210
	Gale Pacific, Ltd.	125,851	85,041
	GasNet Australia Group	497,500	855,927
	Gazal Corp., Ltd.	104,542	196,541
# *	Genetic Technologies, Ltd.	830,383	234,549
*	Geodynamics, Ltd.	316,333	300,856
*	Gindalbie Metals, Ltd.	590,000	266,281
*	Giralia Resources NL	104,350	25,838
*	Global Television, Ltd.	80,023	48,846
*	Globe International, Ltd.	882,836	147,303
*	Gold Aura, Ltd.	41,097	2,494
*	Gold Aura, Ltd.	20,548	0
*	Golden Gate Petroleum, Ltd.	480,988	177,837
*	Goldstream Mining NL	372,242	156,146
	Gowing Bros., Ltd.	79,311	184,844
#	Graincorp, Ltd. Series A	107,960	785,674
	Grand Hotel Group	826,037	521,245
*	Grange Resources, Ltd.	113,720	131,442
#	GRD, Ltd.	626,956	1,093,358
*	Great Gold Mines NL	17,866	765
#	Great Southern Plantations, Ltd.	1,056,655	3,041,123
	Green’s Foods, Ltd.	202,281	96,092
#	GUD Holdings, Ltd.	212,701	1,247,731
#	Gunns, Ltd.	1,153,555	2,594,821
#	GWA International, Ltd.	965,666	2,367,909
# *	Hardman Resources, Ltd.	2,238,098	2,875,552
#	Healthscope, Ltd.	804,302	2,646,325
*	Henry Walker Eltin Group, Ltd.	463,214	0
*	Herald Resources, Ltd.	231,543	224,414
	HGL, Ltd.	91,978	143,579
#	Hills Industries, Ltd.	581,863	1,986,759
	Home Building Society, Ltd.	33,485	357,260
*	Horizon Oil, Ltd.	1,000,191	300,293
#	Housewares International, Ltd.	377,271	395,222
	HPAL, Ltd.	345,699	453,050
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	352,352
#	IBA Health, Ltd.	896,206	585,216
	IBT Education, Ltd.	699,494	1,006,478

4

*	ICSGlobal, Ltd.	155,693	38,446
#	iiNet, Ltd.	351,613	235,759
	Imdex, Ltd.	354,662	132,904
	Incitec Pivot, Ltd.	199,199	3,301,662
	Independence Group NL	337,669	732,796
*	Independent Practitioner Network, Ltd.	457,414	53,570
*	Indophil Resources NL	968,992	585,162
	Infomedia, Ltd.	1,030,425	473,910
	Institute of Drug Technology Australia, Ltd.	82,205	71,157
#	Integrated Group, Ltd.	240,339	344,121
	Integrated Research, Ltd.	261,513	81,079
	Integrated Tree Cropping, Ltd.	201,252	204,776
*	Intellect Holdings, Ltd.	48,362	14,238
*	Intermoco, Ltd.	2,462,900	90,696
	International All Sports, Ltd.	58,815	16,995
#	Invocare, Ltd.	339,635	1,154,865
#	IOOF Holdings, Ltd.	230,019	1,363,769
#	Iress Market Technology, Ltd.	384,324	1,546,161
	IWL, Ltd.	193,931	654,072
*	Ixla, Ltd.	89,921	1,556
*	Jabiru Metals, Ltd.	525,000	165,383
#	JB Hi-Fi, Ltd.	364,305	1,304,572
#	Jones (David), Ltd.	1,489,968	3,139,480
#	Jubilee Mines NL	445,846	2,427,806
	Just Group, Ltd.	704,000	1,836,789
	K&S Corp., Ltd.	140,818	372,573
*	Kagara Zinc, Ltd.	676,018	1,859,174
*	Keycorp, Ltd.	156,412	117,265
*	Kids Campus, Ltd.	69,303	46,639
*	Kimberley Diamond Co. NL	296,906	305,202
*	Kings Minerals NL	516,989	90,120
#	Kingsgate Consolidated, Ltd.	278,229	1,025,368
	Kresta Holdings, Ltd.	231,002	29,816
*	Lafayette Mining, Ltd.	2,150,000	161,022
*	Lakes Oil NL	5,026,217	68,059
	Lemarne Corp., Ltd.	30,790	71,525
*	Leyshon Resources, Ltd.	103,357	30,110
*	Life Therapeutics, Ltd.	248,857	328,807
	Lighting Corp., Ltd.	180,200	74,537
*	Longreach Group, Ltd.	276,023	12,586
*	Lycopodium, Ltd.	20,000	44,019
*	Lynas Corp., Ltd.	738,846	164,988
#	MacArthur Coal, Ltd.	648,935	2,259,726
	MacMahon Holdings, Ltd.	1,688,243	906,726
*	Macmin Silver, Ltd.	1,367,493	335,694
*	Macquarie Corporate Telecommunications, Ltd.	35,019	19,921
*	Magellan Petroleum Corp. CDI	24,570	39,558
*	Magnesium International, Ltd.	32,803	9,615
*	Marion Energy, Ltd.	507,471	303,237
*	Maryborough Sugar Factory, Ltd.	600	5,945
*	Matrix Oil NL	284,505	18,408
	MaxiTRANS Industries, Ltd.	482,299	240,940
#	McGuigan Simeon Wines, Ltd.	389,785	778,483
	McPherson’s, Ltd.	190,693	214,470
	Melbourne IT, Ltd.	85,583	128,547

5

*	Metabolic Pharmaceuticals, Ltd.	783,048	238,408
# *	Metal Storm, Ltd.	1,482,706	167,993
	MFS, Ltd.	281,961	911,078
*	Midwest Corp., Ltd.	100,000	35,266
*	Miller’s Retail, Ltd.	775,666	982,332
	Minara Resources, Ltd.	1,528,496	2,588,990
	Mincor Resources NL	623,883	396,856
	Monadelphous Group, Ltd.	284,573	1,329,894
	Mortgage Choice, Ltd.	115,500	217,167
# *	Mosaic Oil NL	1,420,299	150,416
*	Mount Gibson Iron, Ltd.	1,264,288	875,446
*	Multiemedia, Ltd.	4,822,552	32,520
*	MXL, Ltd.	932,804	65,223
#	MYOB, Ltd.	1,162,166	729,540
	Namoi Cotton Cooperative, Ltd.	176,490	91,877
	National Can Industries, Ltd.	97,017	127,623
	National Hire Group, Ltd.	61,000	82,828
	New Hope Corp., Ltd.	2,558,257	2,561,292
# *	Nexus Energy, Ltd.	734,642	392,058
*	Nido Petroleum, Ltd.	300,000	50,784
*	North Australian Diamonds, Ltd.	2,366,474	76,681
*	Norwood Abbey, Ltd.	326,063	70,663
# *	Novogen, Ltd.	338,805	701,591
#	Nufarm, Ltd.	287,774	2,321,917
*	NuStar Mining Corp., Ltd.	3,402,530	243,794
# *	Nylex, Ltd.	3,234,837	138,863
	Oakton, Ltd.	267,238	626,803
	OAMPS, Ltd.	526,532	1,312,053
*	Occupational & Medical Innovations, Ltd.	31,208	17,679
# *	Oceana Gold, Ltd.	1,603,800	955,756
*	Optiscan Imaging, Ltd.	37,101	14,809
*	Orbital Corp., Ltd.	537,358	35,402
*	Orchard Petroleum, Ltd.	602,000	313,134
	OrotonGroup, Ltd.	79,968	123,432
	Pacific Brands, Ltd.	1,785,566	2,843,011
	Pacific Group, Ltd.	445,036	774,188
*	Paladin Resources, Ltd.	75,132	277,816
*	Palm Springs, Ltd.	278,505	4,593
# *	Pan Australian Resources, Ltd.	2,468,213	584,899
*	Pan Pacific Petroleum NL	491,700	50,204
*	Panbio, Ltd.	58,078	10,582
	Paperlinx, Ltd.	1,521,480	3,509,813
*	Payce Consolidated, Ltd.	29,670	64,734
*	PCH Group, Ltd.	508,236	313,793
	Peet & Co., Ltd.	281,881	751,336
*	People Telecom, Ltd.	535,431	31,971
*	Peptech, Ltd.	521,900	512,489
	Perilya, Ltd.	605,915	1,286,705
# *	Perseverance Corp., Ltd.	1,857,717	571,445
*	Petra Diamonds, Ltd.	65,193	110,704
# *	Petsec Energy, Ltd.	438,245	1,072,290
*	Pharmaxis, Ltd.	588,476	890,624
*	Planet Gas, Ltd.	145,000	44,659
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	53,556

6

# *	Platinum Australia, Ltd.	275,000	181,398
*	PMP, Ltd.	1,058,077	1,232,772
*	Polartechnics, Ltd.	57,873	1,916
	Port Bouvard, Ltd.	108,200	185,234
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	PowerTel, Ltd. Series B	175,372	175,117
*	Prana Biotechnology, Ltd.	195,424	28,621
*	Precious Metals Australia, Ltd.	188,084	342,561
	Primary Health Care, Ltd.	415,200	3,663,091
	Prime Television, Ltd.	338,327	888,661
*	Primelife Corp., Ltd.	401,897	319,059
*	Progen Industries, Ltd.	127,002	329,060
	Programmed Maintenance Service, Ltd.	231,214	674,639
	Promentum, Ltd.	102,065	73,550
# *	pSvida, Ltd.	1,254,136	562,841
#	Queensland Cotton Holdings, Ltd.	89,966	293,352
	Ramsay Health Care, Ltd.	430,216	3,243,831
	Raptis Group, Ltd.	12,000	7,223
*	RCR Tomlinson, Ltd.	205,651	304,230
	Rebel Sport, Ltd.	240,105	623,992
# *	Redflex Holdings, Ltd.	324,553	457,295
*	Redport, Ltd.	1,380,196	114,291
	Reece Australia, Ltd.	251,463	2,906,714
*	Renison Consolidated Mines NL	1,028,286	221,121
#	Repco Corp., Ltd.	686,916	904,391
	Repcol, Ltd.	493,668	179,270
*	Resolute Mining, Ltd.	743,023	1,108,881
*	Resonance Health, Ltd.	29,264	1,057
# *	Resource Pacific Holdings, Ltd.	425,600	306,378
	Ridley Corp., Ltd.	919,494	874,029
*	Riversdale Mining, Ltd.	190,635	151,060
	Roberts, Ltd.	105,344	201,881
# *	Roc Oil Co., Ltd.	758,152	2,290,098
	Rock Building Society, Ltd.	25,092	89,551
	Ross Human Directions, Ltd.	133,779	42,353
	Rural Press, Ltd.	402,729	3,260,650
#	S8, Ltd.	271,068	832,020
	SAI Global, Ltd.	366,453	909,740
*	Sally Malay Mining, Ltd.	528,032	480,981
#	Salmat, Ltd.	411,303	834,353
*	Samson Oil & Gas, Ltd.	224,861	69,610
*	Scarborough Minerals P.L.C. CDI	43,536	52,407
#	Schaffer Corp., Ltd.	33,766	128,488
	SDI, Ltd.	367,829	198,086
*	SDS Corp.	60,000	50,822
*	Sedimentary Holdings, Ltd.	857,541	122,148
#	Select Harvests, Ltd.	139,071	1,410,980
	Senetas Corp., Ltd.	1,498,690	384,794
	Servcorp, Ltd.	237,004	1,035,939
	Seven Network, Ltd.	224,582	1,436,306
	SFE Corp., Ltd.	334,655	3,941,571
# *	Silex System, Ltd.	477,172	1,338,584
	Sims Group, Ltd.	134,660	1,898,618
# *	Sino Gold, Ltd.	473,481	1,755,457
*	Sino Strategic International, Ltd.	57,500	154,969

7

*	Sirtex Medical, Ltd.	114,609	212,223
	Skilled Group, Ltd.	304,516	998,624
*	SMC Gold, Ltd.	208,300	14,631
	Smorgon Steel Group, Ltd.	2,984,722	2,991,791
	SMS Management & Technology, Ltd.	198,746	416,731
#	Southern Cross Broadcasting (Australia), Ltd.	192,319	1,656,691
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telemedia, Ltd.	1,132,915	599,804
*	Sphere Investments, Ltd.	338,460	288,494
#	Spotless Group, Ltd.	748,705	2,747,571
*	St. Barbara, Ltd.	2,018,548	917,383
*	Starpharma Holdings, Ltd.	357,958	113,836
#	Straits Resources, Ltd.	603,166	1,780,450
*	Strategic Minerals Corp. NL	358,100	44,350
*	Strathfield Group, Ltd.	492,553	12,630
*	Stuart Petroleum, Ltd.	52,440	62,126
#	STW Communications Group, Ltd.	689,884	1,550,381
*	Summit Resources, Ltd.	579,600	554,257
*	Sundance Resources, Ltd.	3,182,084	135,911
	Sunland Group, Ltd.	854,393	1,433,666
#	Super Cheap Auto Group, Ltd.	353,806	572,730
	Sydney Attractions Group, Ltd.	53,385	264,415
*	Sydney Gas, Ltd.	661,636	150,840
	Symex Holdings, Ltd.	203,321	141,856
*	Talent2 International, Ltd.	76,130	68,538
*	Tandou, Ltd.	5,115	3,604
*	Tap Oil, Ltd.	550,764	797,097
#	Technology One, Ltd.	948,372	473,017
*	Tectonic Resources NL	259,183	33,789
#	Ten Network Holdings, Ltd.	1,354,002	3,033,145
	Thakral Holdings Group	2,127,843	1,238,744
*	The Reject Shop, Ltd.	53,826	243,100
#	Timbercorp, Ltd.	954,660	2,675,939
*	Titan Resources, Ltd.	595,172	32,678
*	Toodyay Resources, Ltd.	20,163	334
*	Tooth & Co., Ltd.	153,000	8,288
	Total Communications Infrastructure, Ltd.	221,853	166,863
*	Tox Free Solutions, Ltd.	1,523,272	125,194
#	Transfield Services, Ltd.	563,353	3,104,919
*	Triako Resources, Ltd.	31,217	38,580
	Troy Resources NL	140,242	291,546
	Trust Company of Australia, Ltd.	75,179	605,270
*	Unilife Medical Solutions, Ltd.	147,406	21,369
*	Union Resources, Ltd.	1,290,000	63,406
#	United Group, Ltd.	393,438	3,949,400
*	Universal Resources, Ltd.	109,414	13,407
*	Unwired Group, Ltd.	775,038	155,701
	UXC, Ltd.	485,939	354,590
	VeCommerce, Ltd.	13,680	19,611
*	Ventracor, Ltd.	872,358	499,837
*	Victoria Petroleum NL	3,680,492	74,565
	Villa World, Ltd.	334,626	434,809
*	Village Life, Ltd.	203,651	23,712
	Village Roadshow, Ltd.	591,536	1,027,106
#	Vision Group Holdings, Ltd.	201,761	597,071

8

	Vision Systems, Ltd.	645,192	890,613
	Waterco, Ltd.	33,300	66,859
	Watpac, Ltd.	262,574	477,069
#	Wattyl, Ltd.	236,195	599,625
*	Webjet, Ltd.	777,242	180,876
	Webster, Ltd.	122,278	61,987
*	Wedgetail Exploration NL	1,413,422	39,170
*	Wentworth Mutual, Ltd.	6,400,000	110,936
*	Western Areas NL	448,054	702,546
	WHK Group, Ltd.	264,738	1,085,681
	Wide Bay Australia, Ltd.	47,718	326,543
*	Willmott Forests, Ltd.	49,700	69,367
*	Zenyth Therapeutics, Ltd.	211,023	79,684
TOTAL COMMON STOCKS			292,438,153

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	290,423	481,838

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Options 09/30/06	196,308	79,015
*	Cue Energy Resources, Ltd. Rights 06/19/06	90,470	545
*	Gold Aura, Ltd. Options 03/31/09	10,274	0
*	Pan Australian Resources, Ltd. Rights 06/16/06	1,974,570	0
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	5,919
*	Polartechnics, Ltd. Options 11/28/06	7,234	30
*	Unilife Medical Solutions, Ltd. Rights 06/14/06	36,851	0
TOTAL RIGHTS/WARRANTS			85,509

TOTAL — AUSTRALIA			293,005,500

HONG KONG — (24.2%)
COMMON STOCKS — (24.2%)
*	139 Holdings, Ltd.	620,000	6,646
	ABC Communications (Holdings), Ltd.	930,000	74,166
	Aeon Credit Service (Asia) Co., Ltd.	740,000	600,770
	Alco Holdings, Ltd.	1,160,000	558,845
	Allan International Holdings, Ltd.	592,000	81,528
	Allied Group, Ltd.	583,200	1,416,317
	Allied Properties, Ltd.	1,020,600	1,192,502
*	Anex International Holdings, Ltd.	152,000	1,853
*	Applied International Holdings, Ltd.	1,243,000	100,352
*	APT Satellite Holdings, Ltd.	599,000	124,378
*	Artel Solutions Group Holdings, Ltd.	2,315,000	23,343
	Arts Optical International Holdings, Ltd.	468,000	130,502
*	Asia Commercial Holdings, Ltd.	72,800	5,871
	Asia Financial Holdings, Ltd.	2,340,908	1,219,776
	Asia Satellite Telecommunications Holdings, Ltd.	526,500	890,665
	Asia Standard International Group, Ltd.	10,712,000	378,191
*	Asia TeleMedia, Ltd.	1,820,000	14,503
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	19,436
	Asia Zirconium, Ltd.	80,000	8,288
	Associated International Hotels, Ltd.	898,000	798,251
	Automated Systems Holdings, Ltd.	340,000	83,164

9

*	B.A.L. Holdings, Ltd.	406	35
	Baltrans Holdings, Ltd.	594,000	421,111
*	Beijing Development (Hong Kong), Ltd.	166,000	18,699
*	Bestway International Holdings, Ltd.	10,688,000	229,516
#	Bossini International Holdings, Ltd.	3,107,500	259,547
	Bright International Group, Ltd.	710,000	52,881
*	Build King Holdings, Ltd.	375,756	7,237
#	Cafe de Coral Holdings, Ltd.	1,280,000	1,742,460
*	Capital Estate, Ltd.	2,360,000	59,520
	Capital Strategic Investment, Ltd.	30,500	6,796
*	Carico Holdings, Ltd.	2,948	94
*	Cash Financial Services Group, Ltd.	427,018	17,816
*	Casil Telecommunications Holdings, Ltd.	1,420,000	73,322
*	CATIC International Holdings, Ltd.	5,332,000	63,097
	CCT Telecom Holdings, Ltd.	1,030,970	146,417
	CEC International Holdings, Ltd.	220,279	3,878
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,943
	Champion Technology Holdings, Ltd.	2,558,581	391,109
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,439,297
	Chen Hsong Holdings, Ltd.	1,302,000	703,228
	Cheuk Nang (Holdings), Ltd.	118,201	71,471
*	Cheung Tai Hong Holdings, Ltd.	100,920	7,616
	Chevalier International Holdings, Ltd.	601,482	711,141
	Chevalier Itech Holdings, Ltd.	355,250	68,566
*	Chia Hsin Cement Greater China Holding Corp.	276,000	39,146
*	China Aerospace International Holdings, Ltd.	3,384,000	299,157
*	China Credit Holdings, Ltd.	1,914,000	36,699
*	China Digicontent Co., Ltd.	2,710,000	3,493
	China Electronics Corp. Holdings Co., Ltd.	668,250	100,700
	China Everbright International, Ltd.	3,945,000	277,125
# *	China Gas Holdings, Ltd.	6,754,000	1,120,432
*	China Green (Holdings), Ltd.	1,098,000	487,936
*	China Haidian Holdings, Ltd.	3,244,000	95,755
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	216,123
*	China Insurance International Holdings Co., Ltd.	2,996,000	1,683,415
*	China Investments Holdings, Ltd.	210,000	4,548
*	China Merchants Dichain (Asia), Ltd.	143,200	62,297
	China Metal International Holdings, Ltd.	1,768,000	751,406
*	China Motion Telecom International, Ltd.	257,000	9,591
	China Motor Bus Co., Ltd.	74,000	556,803
#	China National Aviation Co., Ltd.	6,904,000	1,711,385
	China Oriental Group Co., Ltd.	5,512,000	1,206,762
*	China Pharmaceutical Group, Ltd.	3,348,000	365,656
	China Power International Development, Ltd.	6,595,000	2,307,958
	China Rare Earth Holdings, Ltd.	1,200,000	208,893
	China Resources Logic, Ltd.	6,036,000	650,832
*	China Rich Holdings, Ltd.	676,000	13,686
*	China Sciences Conservational Power, Ltd.	210,400	19,527
*	China Sci-Tech Holdings, Ltd.	278,600	4,624
	China Shineway Pharmaceutical Group, Ltd.	1,157,000	881,549
*	China Solar Energy Holdings, Ltd.	5,922,905	502,061
*	China Star Entertainment, Ltd.	440,292	19,724
#	China Travel International Investment Hong Kong, Ltd.	1,900,000	457,625
*	Chinese People Gas Holdings Co., Ltd.	4,464,000	280,701
	Chinney Investments, Ltd.	1,144,000	125,055

10

	Chitaly Holdings, Ltd.	550,000	148,563
#	Chow Sang Sang Holdings International, Ltd.	1,235,680	460,860
#	Chuang’s China Investments, Ltd.	2,372,500	145,521
	Chuang’s Consortium International, Ltd.	2,694,884	214,291
	Chun Wo Holdings, Ltd.	1,671,917	180,177
	Chung Tai Printing Holdings, Ltd.	548,000	84,628
# *	CITIC 21CN Co., Ltd.	7,724,000	930,793
*	CITIC Resources Holdings, Ltd.	9,938,000	1,480,330
	City e-Solutions, Ltd.	186,000	22,094
*	City Telecom (H.K.), Ltd.	1,070,000	91,165
# *	Clear Media, Ltd.	1,135,000	1,490,416
*	Climax International Co., Ltd.	22,200	789
*	CNT Group, Ltd.	3,078,000	70,081
	Coastal Greenland, Ltd.	2,440,000	202,533
#	COFCO International, Ltd.	4,150,000	2,392,119
	COL Capital, Ltd.	296,240	92,378
#	Comba Telecom Systems Holdings, Ltd.	1,788,000	533,632
*	Compass Pacific Holdings, Ltd.	624,000	15,256
	Computer & Technologies Holdings, Ltd.	432,000	47,770
	Continental Holdings, Ltd.	98,825	10,332
	COSCO International Holdings, Ltd.	2,997,600	594,363
	Coslight Technology International Group, Ltd.	626,000	205,660
	Cosmos Machinery Enterprises, Ltd.	1,126,400	55,484
*	Crocodile Garments, Ltd.	1,539,000	108,947
	Cross-Harbour Holdings, Ltd.	586,520	494,085
*	CSMC Technologies Corp.	980,000	52,012
*	Culturecom Holdings, Ltd.	6,381,000	95,491
*	Daisho Microline Holdings, Ltd.	1,062,000	112,268
*	Dan Form Holdings Co., Ltd.	2,386,600	153,154
*	Daqing Petroleum & Chemical Group, Ltd.	2,695,000	186,391
	Dickson Concepts International, Ltd.	715,130	793,482
#	Digital China Holdings, Ltd.	1,416,000	391,808
*	DVN Holdings, Ltd.	859,358	190,084
*	Dynamic Global Holdings, Ltd.	3,522,000	19,067
	Dynamic Holdings, Ltd.	384,000	119,331
	Eagle Nice (International) Holdings, Ltd.	70,000	19,677
	Easyknit International Holdings, Ltd.	424,290	6,925
*	Eforce Holdings, Ltd.	2,620,000	23,302
	Egana Jewelry & Pearls, Ltd.	331,789	63,514
#	EganaGoldpfeil Holdings, Ltd.	3,001,235	1,188,027
#	Emperor Entertainment Hotel, Ltd.	2,100,000	565,495
	Emperor International Holdings, Ltd.	2,528,360	530,535
	Enerchina Holdings, Ltd.	3,068,800	183,099
*	ENM Holdings, Ltd.	320,000	22,883
*	eSun Holdings, Ltd.	833,600	619,569
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	114,125
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	224,600	179,092
#	Far East Consortium International, Ltd.	3,522,954	1,489,350
*	Far East Hotels & Entertainment, Ltd.	1,853,000	88,069
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,189
*	First Natural Foods Holdings, Ltd.	1,270,000	122,374
	First Pacific Co., Ltd.	6,992,000	2,864,864
	First Sign International Holdings, Ltd.	1,424,000	44,721
#	Fong’s Industries Co., Ltd.	944,000	618,983

11

*	Forefront International Holdings, Ltd.	658,000	48,345
*	Fortuna International Holdings Ltd	2,803,200	6,462
*	Foundation Group, Ltd.	16,760	1,486
*	Founder Holdings, Ltd.	2,350,000	139,023
	Fountain Set Holdings, Ltd.	1,868,000	665,308
	Four Seas Food Investment Holdings, Ltd.	347,184	40,367
	Four Seas Mercantile Holdings, Ltd.	592,000	221,293
*	Frasers Property China, Ltd.	386,000	8,755
# *	Fu JI Food & Catering Services	1,047,000	2,087,369
	Fubon Bank Hong Kong, Ltd.	2,154,000	815,313
*	Fujian Holdings, Ltd.	237,800	7,196
	Fujikon Industrial Holdings, Ltd.	710,000	176,316
*	Fushan International Energy Group, Ltd.	4,450,000	869,663
	Geely Automobile Holdings, Ltd.	3,570,000	352,569
*	Genesis Energy Holdings, Ltd.	5,810,000	37,668
*	GFT Holdings, Ltd.	480,000	3,890
	Giordano International, Ltd.	3,752,000	1,943,404
	Global Bio-Chem Technology Group Co., Ltd.	400,000	163,091
*	Global Green Tech Group, Ltd.	1,782,000	222,823
*	Global Tech (Holdings), Ltd.	5,612,000	36,169
	Glorious Sun Enterprises, Ltd.	2,360,000	1,123,108
	Gold Peak Industries (Holdings), Ltd.	1,059,250	158,506
*	Goldbond Group Holdings, Ltd.	2,609,500	79,151
	Golden Meditech Company, Ltd.	1,500,119	447,580
# *	Golden Resorts Group, Ltd.	2,698,000	822,830
	Golden Resources Development International, Ltd.	1,456,500	62,883
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	188,156
	Golik Holdings, Ltd.	930,500	32,993
*	Good Fellow Group, Ltd.	3,488,000	144,818
	Grande Holdings, Ltd.	562,000	372,830
*	Great Wall Cybertech, Ltd.	15,795,170	20,360
*	Group Dragon Investment (Unlisted)	929,517	161,748
	Group Sense (International), Ltd.	2,448,000	182,741
*	Guangnan Holdings, Ltd.	1,779,600	330,378
	Guangzhou Investment Co., Ltd.	15,476,000	2,644,550
*	Guo Xin Group, Ltd.	3,640,000	23,466
	GZI Transport, Ltd.	2,558,000	1,045,458
	Hang Fung Gold Technology, Ltd.	1,430,482	172,521
	Hang Ten Group Holdings, Ltd.	1,705,850	190,625
	Hanny Holdings, Ltd.	396,018	234,255
*	Hans Energy Co., Ltd.	5,402,000	288,709
	Harbour Centre Development, Ltd.	562,000	898,387
#	Heng Tai Consumables Group, Ltd.	2,798,000	329,806
	Hengan International Group Co., Ltd.	590,000	986,783
	High Fashion International, Ltd.	268,000	50,155
#	HKR International, Ltd.	3,010,336	1,504,358
	Hon Kwok Land Investment Co., Ltd	662,535	255,615
*	Honesty Treasure International Holdings, Ltd.	4,108,000	106,111
	Hong Kong Catering Management, Ltd.	512,000	84,965
*	Hong Kong Construction Holdings, Ltd.	3,063,000	402,238
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	895,623
*	Hong Kong Parkview Group, Ltd.	1,130,000	34,957
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,862
	Hongkong Chinese, Ltd.	2,662,000	362,153

12

*	Hop Hing Holdings, Ltd.	660,265	28,936
	Hsin Chong Construction Group, Ltd.	1,569,658	115,193
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,556,000	292,560
*	Huabao International Holdings, Ltd.	19,300	4,511
	Huafeng Textile International Group, Ltd.	428,400	25,668
*	Hualing Holdings, Ltd.	6,480,000	127,377
	Hung Hing Printing Group, Ltd.	1,207,275	712,220
	Hutchison Harbour Ring, Ltd.	14,848,000	1,223,726
*	Hycomm Wireless, Ltd.	4,709,000	33,328
	I-Cable Communications, Ltd.	4,172,000	954,784
	IDT International, Ltd.	4,248,486	277,470
*	Imagi International Holdings, Ltd.	247,400	313,920
*	Inner Mongolia Development Holdings, Ltd.	173,661	5,091
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	105,217
	Integrated Distribution Services Group, Ltd.	335,000	515,480
*	Interchina Holdings Co., Ltd.	8,130,000	40,705
	IPE Group, Ltd.	800,000	180,335
	ITC Corp., Ltd.	3,391,460	283,310
	Jinhui Holdings Co., Ltd.	930,000	159,205
*	Jiuzhou Development Co., Ltd.	646,000	73,834
	Joyce Boutique Holdings, Ltd.	1,530,000	78,811
*	Junefield Department Store Group, Ltd.	256,000	2,640
#	K Wah International Holdings, Ltd.	5,500,364	1,682,316
*	Kader Holdings Co., Ltd.	545,600	22,481
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	51,210
	Kantone Holdings, Ltd.	5,370,000	300,527
	Karrie International Holdings, Ltd.	832,000	315,567
	Keck Seng Investments (Hong Kong), Ltd.	858,600	260,359
	Kee Shing Holdings	886,000	102,101
	Kin Yat Holdings, Ltd.	586,000	73,228
	King Fook Holdings, Ltd.	1,000,000	57,226
*	King Pacific International Holdings, Ltd.	1,404,200	22,082
	Kingdee International Software Group Co., Ltd.	638,000	249,588
	Kingmaker Footwear Holdings, Ltd.	1,100,955	124,670
	Kingway Brewery Holdings, Ltd.	3,180,000	1,392,456
*	Kong Sun Holdings, Ltd.	2,198,000	7,083
	Kowloon Development Co., Ltd.	1,324,000	2,110,693
*	KPI Co., Ltd.	396,000	9,676
	KTP Holdings, Ltd.	560,400	40,191
	Kwoon Chung Bus Holdings, Ltd.	556,000	81,106
*	Lai Sun Development Co., Ltd.	29,189,000	1,232,886
*	Lai Sun Garment (International), Ltd.	2,325,000	176,166
	Lam Soon (Hong Kong), Ltd.	302,310	177,858
	Le Saunda Holdings, Ltd.	236,000	30,359
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,978
	Lee & Man Holdings, Ltd.	756,000	97,386
# *	Lee & Man Paper Manufacturing, Ltd.	992,000	1,579,421
	Lerado Group (Holding) Co., Ltd.	1,048,000	72,925
#	Li Ning Co., Ltd.	2,430,000	2,451,930
*	LifeTec Group, Ltd.	3,969,000	59,577
	Lippo, Ltd.	1,074,760	331,694
#	Liu Chong Hing Bank, Ltd.	1,026,000	2,183,580
	Liu Chong Hing Investment, Ltd.	749,200	855,167
	Luen Thai Holdings, Ltd.	1,345,000	341,583
	Luk Fook Holdings (International), Ltd.	926,000	145,430

13

	Luks Industrial Group, Ltd.	645,555	112,034
	Lung Kee (Bermuda) Holdings, Ltd.	1,325,875	854,594
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Success, Ltd.	4,120,000	486,303
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	34,005
*	Mae Holdings, Ltd.	11,100	592
	Magnificent Estates, Ltd.	8,368,000	260,733
*	Magnum International Holdings, Ltd.	300,000	3,480
	Mainland Headwear Holdings, Ltd.	546,000	174,161
	Man Yue International Holdings, Ltd.	590,000	117,573
	Matrix Holdings, Ltd.	906,000	248,333
	Matsunichi Communications Holdings, Ltd.	966,000	210,264
*	Mei Ah Entertainment Group, Ltd.	1,142,000	67,087
	Melbourne Enterprises, Ltd.	45,500	223,098
	Midas International Holdings, Ltd.	774,000	48,242
#	Midland Holdings, Ltd.	1,810,000	862,863
*	Min Xin Holdings, Ltd.	921,200	189,583
*	Mingyuan Medicare Development Co., Ltd.	5,900,000	537,834
*	Minmetals Resources, Ltd.	3,943,780	1,005,754
	Miramar Hotel & Investment Co., Ltd.	741,000	986,344
*	Morning Star Resources, Ltd.	1,845,000	16,172
*	Moulin Global Eyecare Holdings	699,274	455,183
*	Nan Hai Corp., Ltd.	149,222,743	1,167,194
	Nanyang Holdings, Ltd.	137,500	212,493
	National Electronics Holdings, Ltd.	2,156,000	92,664
	Natural Beauty Bio-Technology, Ltd.	2,480,000	204,254
	Neo-China Group (Holdings), Ltd.	4,700,000	518,426
	New Century Group Hong Kong, Ltd.	2,180,920	208,249
*	New Island Printing Holdings, Ltd.	176,000	10,209
*	New Smart Holdings, Ltd.	432,800	15,882
*	New World Cyberbase, Ltd.	217,884	6,548
*	New World Mobile Holdings, Ltd.	22,140	4,446
	Newocean Green Energy Holdings, Ltd.	513,120	42,548
	Next Media, Ltd.	3,516,000	1,800,670
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	189,360
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,167
# *	Norstar Founders Group, Ltd.	2,004,000	835,706
# *	Onfem Holdings, Ltd.	1,266,000	77,618
*	Orient Power Holdings, Ltd.	804,000	19,483
	Oriental Press Group, Ltd.	5,418,000	1,071,263
	Oriental Watch Holdings, Ltd.	398,000	88,644
#	Pacific Andes International Holdings, Ltd.	2,078,000	457,135
	Pacific Basin Shipping, Ltd.	3,050,000	1,374,396
	Pacific Century Insurance Holdings, Ltd.	1,272,000	654,405
#	Pacific Century Premium Developments, Ltd.	5,485,000	1,616,669
*	Pacific Plywood Holdings, Ltd.	4,430,000	11,431
	Paul Y Engineering Group, Ltd.	57,121	7,070
	Paul Y. ITC Construction Holdings, Ltd.	3,065,839	1,302,043
#	Peace Mark Holdings, Ltd.	2,138,022	1,027,259
	Pegasus International Holdings, Ltd.	226,000	30,468
	Perfectech International Holdings, Ltd.	571,450	38,882
	Pico Far East Holdings, Ltd.	2,380,000	576,585
#	Playmates Holdings, Ltd.	3,969,000	413,670
	Pokfulam Development Co., Ltd.	234,000	142,104
*	Pokphand (C.P.) Co., Ltd.	5,970,000	321,414

14

	Poly Hong Kong Investment, Ltd.	1,528,000	302,382
*	Poly Investments Holdings, Ltd.	2,670,000	37,111
	Ports Design, Ltd.	1,240,000	1,719,818
	Prime Success International Group, Ltd.	4,008,000	2,655,719
	Proview International Holdings, Ltd.	1,258,884	207,167
	Public Financial Holdings, Ltd.	1,972,000	1,574,481
*	Qin Jia Yuan Media Services Co., Ltd.	845,000	241,654
*	QPL International Holdings, Ltd.	1,608,000	152,757
	Quality Healthcare Asia, Ltd.	160,988	57,436
	Raymond Industrial, Ltd.	675,400	163,653
#	Regal Hotels International Holdings, Ltd.	19,524,000	1,704,496
*	Riche Multi-Media Holdings, Ltd.	7,060,000	209,305
*	Rivera Holdings, Ltd.	3,620,000	91,344
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,397,000	1,444,252
	Roadshow Holdings, Ltd.	1,456,000	131,454
	S.A.S.Dragon Holdings, Ltd.	1,696,000	178,769
#	Sa Sa International Holdings, Ltd.	2,798,000	1,018,002
	Safety Godown Co., Ltd.	408,000	165,425
	Saint Honore Holdings, Ltd.	128,000	32,679
	San Miguel Brewery Hong Kong, Ltd.	612,800	126,124
*	Sanyuan Group, Ltd.	415,000	8,024
	SCMP Group, Ltd.	3,754,000	1,229,591
	Sea Holdings, Ltd.	832,000	458,789
*	Seapower Resources International, Ltd.	13,351,680	181,205
	SEEC Media Group, Ltd.	2,550,000	114,556
*	Shanghai Allied Cement, Ltd.	1,152,080	30,961
#	Shanghai Real Estates, Ltd.	3,198,000	659,064
*	Shanghai Zenghai Property, Ltd.	8,252,000	290,525
	Shaw Brothers Hong Kong, Ltd.	134,000	179,473
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	266,267
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	93,320
#	Shenzhen International Holdings, Ltd.	25,950,000	1,178,700
	Shougang Concord Century Holdings, Ltd.	3,916,000	281,115
*	Shougang Concord Grand (Group), Ltd.	1,701,000	78,602
#	Shougang Concord International Enterprises Co., Ltd.	10,798,000	731,490
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	103,522
	Shui On Construction & Materials, Ltd.	624,000	1,531,241
*	Shun Ho Resources Holdings, Ltd.	483,000	36,616
*	Shun Ho Technology Holdings, Ltd.	1,037,452	81,057
	Silver Grant International Industries, Ltd.	3,849,000	1,035,647
*	Sincere Co., Ltd.	505,500	24,051
	Sing Tao News Corp., Ltd.	1,842,000	249,302
	Singamas Container Holdings, Ltd.	1,358,000	1,065,132
	Sino Biopharmaceutical, Ltd.	4,200,000	713,572
*	Sino Gas Group, Ltd.	1,417,600	120,599
	Sino Golf Holdings, Ltd.	438,000	38,924
*	Sino Prosper Holdings, Ltd.	1,540,000	228,092
*	Sinocan Holdings, Ltd.	350,000	1,759
	SinoCom Software Group, Ltd.	2,256,000	654,288
*	Sino-I Technology, Ltd.	44,833,158	611,811
	Sinolink Worldwide Holdings, Ltd.	6,593,600	1,390,480
	Sinopec Kantons Holdings, Ltd.	2,292,000	750,433
*	Skyfame Realty Holdings, Ltd.	1,318,000	204,901
*	SMI Publishing Group, Ltd.	250,511	484

15

	SNP Leefung Holdings, Ltd.	180,000	23,382
*	Softbank Investment International (Strategic), Ltd.	7,398,000	117,922
*	Solartech International Holdings, Ltd.	49,600	5,574
*	Solomon Systech International, Ltd.	990,000	339,976
*	South China Brokerage Co., Ltd.	4,872,000	55,675
*	South China Industries, Ltd.	1,124,000	147,779
	Southeast Asia Properties & Finance, Ltd.	263,538	35,668
	Starlight International Holdings, Ltd.	1,548,792	235,169
	Starlite Holdings, Ltd.	694,000	51,035
	Stelux Holdings International, Ltd.	1,307,702	102,555
*	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	104,597
	Sun Hung Kai & Co., Ltd.	2,412,600	2,166,300
*	Sun Innovation Holdings, Ltd.	14,203	5,605
	Sunway International Holdings, Ltd.	866,000	32,535
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	85,171
	Symphony Holdings, Ltd.	3,717,000	486,869
#	Tack Fat Group International, Ltd.	3,232,000	414,828
	Tack Hsin Holdings, Ltd.	542,000	18,097
	Tai Cheung Holdings, Ltd.	1,349,000	684,358
	Tai Fook Securities Group, Ltd.	590,000	104,548
	Tai Sang Land Development, Ltd.	576,984	206,442
*	Tak Shun Technology Group, Ltd.	2,088,000	41,833
	Tak Sing Alliance Holdings, Ltd.	2,909,865	143,965
#	Tan Chong International, Ltd.	1,212,000	275,500
	TCC International Holdings, Ltd.	1,124,000	179,711
*	TCL Communication Technology Holdings, Ltd.	2,192,000	70,217
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	1,024,547
*	Technology Venture Holdings, Ltd.	586,000	7,574
*	Termbray Industries International (Holdings), Ltd.	2,304,900	178,259
	Tern Properties Co., Ltd.	61,200	21,299
	Texwinca Holdings, Ltd.	2,986,000	2,050,945
*	The Sun’s Group, Ltd.	17,004,000	21,918
*	Tian An China Investments Co., Ltd.	1,869,275	1,175,756
	Tian Teck Land, Ltd.	1,098,000	381,507
	Tianjin Development Holdings, Ltd.	2,090,000	1,367,721
*	Tidetime Sun (Group), Ltd.	196,280	4,478
	Titan Petrochemicals Group, Ltd.	10,420,000	661,551
*	Tomorrow International Holdings, Ltd.	165,000	10,647
	Tongda Group Holdings, Ltd.	5,620,000	220,640
	Tonic Industries Holdings, Ltd.	1,380,000	28,486
	Top Form International, Ltd.	2,354,000	457,172
*	Topsearch International (Holdings), Ltd.	234,000	24,026
	Tristate Holdings, Ltd.	188,000	81,942
	Truly International Holdings, Ltd.	1,066,000	1,458,949
	Tungtex (Holdings) Co., Ltd.	788,000	168,411
*	Tysan Holdings, Ltd.	1,040,773	57,130
*	United Power Investment, Ltd.	3,328,000	158,400
*	Universal Holdings Ltd	12,220,000	114,684
*	Universe International Holdings, Ltd.	573,339	3,756
	U-Right International Holdings, Ltd.	4,746,000	136,793
	USI Holdings, Ltd.	928,999	370,256
	Van Shung Chong Holdings, Ltd.	359,335	36,405
	Varitronix International, Ltd.	740,293	494,915
	Veeko International Holdings, Ltd.	1,420,000	41,205

16

	Victory City International Holdings, Ltd.	1,267,808	450,900
	Vision Grande Groupe Holdings, Ltd.	1,309,000	1,338,526
	Vital Biotech Holdings, Ltd.	470,000	7,734
	Vitasoy International Holdings, Ltd.	2,291,000	847,982
	Vtech Holdings, Ltd.	573,000	2,537,766
	Wah Ha Realty Co., Ltd.	278,600	54,585
*	Wah Nam International Holdings, Ltd.	38,696	549
	Wai Kee Holdings, Ltd.	1,415,738	405,326
	Wang On Group, Ltd.	57,476	18,100
*	Warderly International Holdings, Ltd.	520,000	45,658
	Wellnet Holdings, Ltd.	2,059,200	134,670
*	Winfoong International, Ltd.	1,210,000	80,880
	Wing On Co. International, Ltd.	674,000	1,178,455
*	Wing Shan International, Ltd.	896,000	32,474
	Wong’s International (Holdings), Ltd.	737,641	59,466
*	Wonson International Holdings, Ltd.	202,000	2,653
*	World Houseware (Holdings), Ltd.	605,700	16,292
*	Y. T. Realty Group, Ltd.	965,000	199,208
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	99,440
*	Yanion International Holdings, Ltd.	488,000	48,420
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	34,000
	YGM Trading, Ltd.	233,000	249,810
	Yip’s Chemical Holdings, Ltd.	674,000	208,419
*	Yugang International, Ltd.	11,916,000	203,354
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,705
TOTAL COMMON STOCKS			168,877,028

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	0
*	China Credit Holdings Warrants 07/31/06	191,400	321
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	4,064
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	3,100
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	0
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,094
*	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	13,506
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	482,520	60,084
*	Tomorrow International Holdings, Ltd. Rights 06/15/06	206,250	415
*	Topsearch International (Holdings), Ltd. Warrants 06/26/06	23,400	0
TOTAL RIGHTS/WARRANTS			83,584

TOTAL — HONG KONG			168,960,612

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,553
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,553

NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)

17

	AFFCO Holdings, Ltd.	1,806,887	425,262
	Cavalier Corp., Ltd.	283,674	605,012
	CDL Hotels New Zealand, Ltd.	1,387,344	538,467
	CDL Investments New Zealand, Ltd.	346,942	81,894
	Colonial Motor Co., Ltd.	126,795	241,138
	Ebos Group, Ltd.	112,108	349,913
*	Evergreen Forests, Ltd.	64,661	13,220
	Fisher & Paykel Apppliances Holdings, Ltd.	170,803	477,209
	Freightways, Ltd.	165,605	395,051
	Hallenstein Glassons Holdings, Ltd.	241,638	755,150
	Hellaby Holdings, Ltd.	210,214	609,430
	Horizon Energy Distribution, Ltd.	40,420	108,274
*	Mainfreight, Ltd.	40,000	146,445
	Michael Hill International, Ltd.	156,746	731,823
*	New Zealand Oil & Gas, Ltd.	584,872	390,934
	New Zealand Refining Co., Ltd.	627,490	2,675,420
	Northland Port Corp. (New Zealand), Ltd.	219,997	396,455
#	Nuplex Industries, Ltd.	291,003	1,224,461
*	Pacific Retail Group, Ltd.	194,156	190,089
#	Port of Tauranga, Ltd.	541,952	1,854,903
	Provenco Group, Ltd.	281,600	157,748
	Pumpkin Patch, Ltd.	60,000	155,130
	Pyne Gould Guinness, Ltd.	581,127	827,886
	Restaurant Brand New Zealand, Ltd.	369,175	300,674
*	Richina Pacific, Ltd.	309,644	96,483
*	Rubicon, Ltd.	995,760	595,324
	Ryman Healthcare Group, Ltd.	415,999	2,063,842
	Sanford, Ltd.	418,047	1,331,433
*	Scott Technology, Ltd.	60,843	87,873
*	Seafresh New Zealand, Ltd.	80,520	1,433
	South Port New Zealand, Ltd.	30,744	28,218
	Steel & Tube Holdings, Ltd	379,638	1,088,270
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	32,076
*	Tenon, Ltd.	19,132	44,994
	Tourism Holdings, Ltd.	402,452	428,081
*	Tower, Ltd.	348,828	724,615
*	Trans Tasman Properties, Ltd.	2,311,308	662,254
	Warehouse Group, Ltd.	200,774	493,958
	Waste Management NZ, Ltd.	430,471	2,364,393
TOTAL COMMON STOCKS			23,695,235

RIGHTS/WARRANTS – (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	30,676

TOTAL – NEW ZEALAND			23,725,911

SINGAPORE – (9.3%)
COMMON STOCKS – (9.3%)
*	Acma, Ltd.	3,040,700	78,257
	Airocean Group, Ltd.	1,649,000	103,881
*	Alliance Technology & Development, Ltd.	156,000	10,375
	Amtek Engineering, Ltd.	1,599,250	451,525
	Apollo Enterprises, Ltd.	193,000	86,293

18

	Armstrong Industrial Corp.		1,460,000	148,437
*	ASA Group Holdings, Ltd		586,000	37,658
	Ascott Group, Ltd.		1,807,250	1,136,313
	Aussino Group, Ltd.		967,000	196,123
	Benjamin (F.J.) Holdings, Ltd.		1,095,000	273,758
#	Beyonics Technology, Ltd		1,945,800	395,241
	Bonvests Holdings, Ltd.		825,000	465,765
#	Brilliant Manufacturing, Ltd		1,855,000	322,443
	Broadway Industrial Group, Ltd.		461,000	135,478
#	Bukit Sembawang Estates, Ltd		107,001	1,058,481
	CH Offshore, Ltd.		823,200	183,075
*	Chemical Industries (Far East), Ltd		105,910	40,248
#	China Dairy Group, Ltd		1,502,000	504,885
	China Merchants Holdings Pacific, Ltd.		652,000	337,319
	Chip Eng Seng Corp., Ltd.		1,775,000	224,559
	Chosen Holdings, Ltd.		1,284,000	138,704
	Chuan Hup Holdings, Ltd.		4,385,000	888,430
*	Chuan Soon Huat Industrial Group, Ltd.		614,000	110,643
	CIH, Ltd.		506,699	693,207
*	CK Tang, Ltd.		614,000	181,594
*	Compact Metal Industries, Ltd.		643,000	6,109
*	Cougar Logistics Corp.		482,500	76,401
	Courts Singapore, Ltd.		495,000	210,062
*	CSC Holdings, Ltd.		672,000	34,326
	CSE Global, Ltd.		1,262,000	788,374
	CWT Distribution, Ltd.		461,500	362,396
*	Eagle Brand Holdings, Ltd.		5,158,000	164,156
*	Eastern Asia Technology, Ltd.		1,844,260	105,331
*	Eastgate Technology, Ltd.		870,000	24,848
	ECS Holdings, Ltd.		1,375,000	279,253
	Eng Wah Organisation, Ltd.		265,000	39,472
	Engro Corp., Ltd.		236,000	132,998
*	Enviro-Hub Holdings, Ltd.		657,500	210,899
*	Firstlink Investments Corp., Ltd.		995,000	35,024
	Freight Links Express Holdings, Ltd.		3,368,000	138,823
	Frontline Technologies Corp., Ltd.		3,170,000	241,269
#	Fu Yu Manufacturing, Ltd.		2,273,750	628,416
	Fuji Offset Plates Manufacturing, Ltd.		33,750	4,810
	G & W Group Holdings, Ltd	.	252,314	35,141
	GB Holdings, Ltd.		200,000	110,122
	Ges International, Ltd.		2,909,000	1,597,899
	GK Goh Holdings, Ltd.		1,494,000	808,763
# *	Global Voice Group, Ltd.		2,054,000	169,520
*	Goodpack, Ltd.		1,592,000	1,755,142
	GP Industries, Ltd.		1,516,000	632,659
	Guocoland, Ltd.		1,215,000	1,919,034
	Hiap Moh Corp., Ltd.		34,874	6,074
	Ho Bee Investment, Ltd.		761,000	369,853
*	Hong Fok Corp., Ltd.		1,796,000	512,075
#	Hong Leong Asia, Ltd.		1,048,000	995,666
	Hotel Grand Central, Ltd.		968,395	382,941
	Hotel Plaza, Ltd.		1,189,000	865,381
#	Hotel Properties, Ltd.		1,675,000	1,922,562
	Hour Glass, Ltd.		298,000	154,093
	HTL International Holdings, Ltd.		1,839,843	1,387,962

19

	Huan Hsin Holdings, Ltd.		1,138,400	390,579
	HupSteel, Ltd.		1,080,240	167,484
	Hwa Hong Corp., Ltd.		2,488,000	865,723
	IDT Holdings, Ltd.		718,000	379,022
	IFS Capital, Ltd.		290,000	148,430
*	Inno-Pacific Holdings, Ltd.		680,000	8,654
	Innovalues Precision, Ltd.		520,000	239,945
	Internet Technology Group, Ltd.		874,408	16,603
*	Interra Resources, Ltd.		37,086	8,811
*	Intraco, Ltd.		292,500	74,041
	Isetan (Singapore), Ltd.		122,500	312,370
*	Jasper Investments, Ltd.		2,267,000	14,355
	Jaya Holdings, Ltd.		2,733,000	2,393,007
	JK Yaming International, Ltd.		907,000	204,723
	Jurong Cement, Ltd.		132,500	53,710
#	Jurong Technologies Industrial Corp., Ltd.		1,590,600	1,149,424
*	K1 Ventures, Ltd.		5,340,500	1,103,502
	Keppel Telecommunications and Transportation, Ltd.		2,058,000	2,103,578
	Khong Guan Flour Milling, Ltd.		19,000	22,263
	Kian Ann Engineering, Ltd.		868,000	87,935
	Kian Ho Bearings, Ltd.		521,000	62,538
	Koh Brothers, Ltd.		1,494,000	99,955
*	L & M Group Investments, Ltd	.	7,107,100	22,507
	Labroy Marine, Ltd.		3,343,000	2,614,655
*	LanTroVision (S), Ltd.		1,117,500	31,996
*	LC Development, Ltd.		2,041,254	176,013
	Lee Kim Tah Holdings, Ltd.		1,600,000	329,012
*	Liang Huat Aluminium, Ltd.		2,954,000	18,709
	Lion Asiapac, Ltd.		473,000	46,445
	Low Keng Huat Singapore, Ltd.		372,000	216,968
	Lum Chang Holdings, Ltd.		1,134,030	144,191
	Magnecomp International, Ltd.		931,000	656,021
	Manufacturing Integration Technology, Ltd.		588,000	57,148
# *	Mediaring.Com, Ltd.		4,262,500	893,533
	Metro Holdings, Ltd.		2,256,960	1,160,902
	MMI Holdings, Ltd.		1,994,000	914,156
	Multi-Chem, Ltd.		1,263,000	171,744
	Nera Telecommunications, Ltd.		1,450,000	363,474
	New Toyo International Holdings, Ltd.		1,043,000	237,991
#	Norelco Centreline Holdings, Ltd.		941,000	287,342
*	Orchard Parade Holdings, Ltd.		1,084,022	426,225
#	Osim International, Ltd.		1,965,600	1,867,363
	Ossia International, Ltd.		728,332	71,855
	Pan-United Corp., Ltd.		2,193,000	779,870
	Pan-United Marine, Ltd.		1,096,500	480,184
	PCI, Ltd.		734,000	225,712
	Pertama Holdings, Ltd.		459,750	110,578
	Popular Holdings, Ltd.		1,813,000	447,544
	PSC Corp., Ltd.		5,723,200	308,747
	Qian Hu Corp., Ltd.		408,200	63,997
	Robinson & Co, Ltd.	.	284,832	901,511
	Rotary Engineering, Ltd.		1,624,000	510,841
	San Teh, Ltd.		838,406	196,692
	SBS Transit, Ltd.		1,011,000	1,358,465
	Sea View Hotel, Ltd.		66,000	0

20

*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,919
	Sembawang Kimtrans, Ltd.	1,618,750	545,137
	Sin Soon Huat, Ltd.	1,307,000	194,950
	Sing Investments & Finance, Ltd.	141,750	125,241
#	Singapore Food Industries, Ltd.	1,707,000	1,034,491
#	Singapore Reinsurance Corp., Ltd	1,695,028	284,177
	Singapore Shipping Corp., Ltd.	1,930,000	599,152
	Singapura Finance, Ltd.	139,250	143,318
	SMB United, Ltd.	2,010,000	190,809
	SNP Corp., Ltd.	466,495	246,473
*	SP Corp., Ltd.	454,000	17,191
	Stamford Land Corp., Ltd.	3,229,000	624,565
	Straits Trading Co., Ltd.	1,117,200	1,944,456
*	Sunright, Ltd.	378,000	55,529
	Superbowl Holdings, Ltd.	490,000	63,969
	Superior Metal Printing, Ltd.	490,500	46,534
	Thakral Corp., Ltd.	6,028,000	306,421
	Tiong Woon Corp. Holding, Ltd.	1,359,000	219,890
*	Transmarco, Ltd.	106,500	41,822
	Trek 2000 International, Ltd.	1,004,000	337,350
	TT International, Ltd.	2,109,600	186,462
*	Tuan Sing Holdings, Ltd.	3,362,000	192,097
*	Ultro Technologies, Ltd.	530,000	18,524
	Unisteel Technology, Ltd.	1,217,500	1,431,642
	United Engineers, Ltd.	846,666	991,255
	United Overseas Insurance, Ltd.	125,500	312,369
	United Pulp & Paper Co, Ltd.	354,000	86,173
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,228,354
	Vicom, Ltd.	120,000	74,588
#	WBL Corp., Ltd.	647,000	2,073,940
	Xpress Holdings, Ltd.	1,392,000	133,704
*	Yongnam Holdings, Ltd.	1,506,000	23,846
TOTAL COMMON STOCKS			65,085,937

RIGHTS/WARRANTS —(0.0%)
*	China Dairy Group, Ltd. Warrants 12/22/07	300,400	37,102
TOTAL — SINGAPORE			65,123,039

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (21.1%)
@	Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $62,611,000 U.S. Treasury Notes, rates ranging from 2.25% to 4.00%, maturities ranging from 08/31/06 to 03/15/10, valued at $62,275,559) to be repurchased at $61,061,998	$61,054	61,053,688

21

@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $163,482,881 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/07 to 08/15/26, valued at $86,700,675) to be repurchased at $85,011,617	85,000	85,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,156,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,312,060) to be repurchased at $1,292,175	1,292	1,292,000
TOTAL TEMPORARY CASH INVESTMENTS		147,345,688

TOTAL INVESTMENTS - (100.0%)
(Cost $636,898,240)		$698,164,303

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
COMMON STOCKS — (99.3%)
Consumer Discretionary — (20.2%)
	4imprint P.L.C.	81,908	$504,860
	Abbeycrest P.L.C.	42,590	14,934
	Aga Food Service Group P.L.C.	447,921	3,184,746
	Alba P.L.C.	184,693	799,283
	Alexandra P.L.C.	124,343	349,416
	Alexon Group P.L.C.	205,641	686,387
	Alpha Airports Group P.L.C.	489,053	772,834
	Arena Leisure P.L.C.	1,411,547	1,051,277
*	Aston Villa P.L.C.	12,961	96,488
*	Austin Reed Group P.L.C.	68,999	140,187
	Avon Rubber P.L.C.	69,321	231,327
	Beale P.L.C.	22,161	28,960
	Bellway P.L.C.	356,982	7,531,518
	Ben Bailey P.L.C.	40,986	315,292
	Blacks Leisure Group P.L.C.	134,993	1,335,257
	Bloomsbury Publishing P.L.C.	248,575	1,527,507
	Boot (Henry) P.L.C.	71,794	1,076,354
	Bovis Homes Group P.L.C.	421,757	6,474,478
	BPP Holdings P.L.C.	149,368	1,186,704
	Brown (N) Group P.L.C.	922,637	3,528,844
	Caffyns P.L.C.	6,000	104,225
	Carpetright P.L.C.	141,976	3,102,680
*	Celtic P.L.C.	61,138	33,718
	Character Group P.L.C.	97,314	104,295
	Chime Communications P.L.C.	911,864	627,579
	Chrysalis Group P.L.C.	526,419	1,335,891
	Churchill China P.L.C.	30,000	113,269
	Clinton Cards P.L.C.	740,506	747,151
	Colefax Group P.L.C.	60,000	167,920
	Cosalt P.L.C.	30,700	154,143
	Crest Nicholson P.L.C.	325,092	3,084,603
	Creston P.L.C.	132,044	389,830
	Dawson Holdings P.L.C.	144,502	347,553
*	Dawson International P.L.C.	100,688	12,939
	De Vere Group P.L.C.	259,895	3,982,652
*	Emess P.L.C.	480,556	94,274
*	Entertainment Rights P.L.C.	1,411,838	896,750
	Euromoney Institutional Investor P.L.C.	277,986	1,934,154
	European Motor Holdings P.L.C.	202,140	1,537,673
*	FII Group P.L.C.	41,166	5,197
	Findel P.L.C.	380,020	3,902,039
	First Choice Holidays P.L.C.	1,544,051	6,213,297
*	Forminster P.L.C.	43,333	3,039

1

	French Connection Group P.L.C.	314,710	1,187,008
	Fuller Smith & Turner P.L.C. Series A	41,035	857,982
	Future P.L.C.	933,632	706,972
	Game Group P.L.C.	1,190,499	1,753,148
	Games Workshop Group P.L.C.	86,175	469,102
*	Gaskell P.L.C.	36,000	1,683
	GCAP Media P.L.C.	469,222	2,129,380
*	Global Natural Energy P.L.C.	11,004	17,728
	Greene King P.L.C.	522,707	7,400,854
	Halfords Group P.L.C.	760,782	4,187,843
	Haynes Publishing Group P.L.C.	14,703	87,365
	Headlam Group P.L.C.	301,329	2,798,868
*	Highbury House Communications P.L.C.	439,166	5,749
	HMV Group P.L.C.	1,043,790	3,217,954
	Holidaybreak P.L.C.	157,744	2,079,870
*	Homestyle Group P.L.C.	578,886	1,376,815
	Hornby P.L.C.	130,685	569,515
	House of Fraser P.L.C.	813,337	1,945,383
	Huntsworth P.L.C.	640,942	1,063,940
	Incisive Media P.L.C.	337,232	1,025,683
*	Instore P.L.C.	818,461	506,539
	Investinmedia P.L.C.	29,998	85,864
	JJB Sports P.L.C.	695,502	2,262,971
	John David Group P.L.C.	114,500	603,578
	Lambert Howarth Group P.L.C.	43,203	90,800
*	Laura Ashley Holdings P.L.C.	2,505,661	1,101,261
*	London Clubs International P.L.C.	778,981	1,421,278
	Lookers P.L.C.	85,770	1,235,568
	Luminar P.L.C.	249,238	2,446,805
	Mallett P.L.C.	24,837	109,791
	Manganese Bronze Holdings P.L.C.	62,777	254,083
	Marchpole Holdings P.L.C.	271,422	108,075
	Matalan P.L.C.	1,225,984	4,032,764
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	342,651	4,912,857
	Menzies (John) P.L.C.	132,050	1,217,505
	Metal Bulletin P.L.C.	183,177	1,071,427
#	MFI Furniture Group P.L.C.	1,753,768	3,784,175
	Mice Group P.L.C.	552,389	356,135
	Millennium and Copthorne Hotels P.L.C.	332,714	2,665,912
*	Monsoon P.L.C.	71,000	506,018
	Moss Bros Group P.L.C.	199,511	310,622
	Mothercare P.L.C.	247,209	1,598,014
*	MyTravel Group P.L.C.	1,359,540	6,053,094
	Newcastle United P.L.C.	228,896	204,431
	Next Fifteen Communications P.L.C.	25,000	27,584
*	Nord Anglia Education P.L.C.	130,842	281,752
	Northamber P.L.C.	75,888	95,715
* #	NXT P.L.C.	339,588	234,978
	Ottakar’s P.L.C.	63,746	343,032
*	Owen (H.R.) P.L.C.	46,993	123,297
*	Pace Micro Technology P.L.C.	638,041	556,836
*	Partridge Fine Arts P.L.C.	26,127	20,277
	Pendragon P.L.C.	440,481	4,635,305
	Photo-Me International P.L.C.	1,340,534	2,227,752

2

*	Pittards P.L.C.	60,985	5,702
	Portmeirion Group P.L.C.	22,856	94,910
*	Pressac P.L.C.	78,129	1,096
*	QXL Ricardo P.L.C.	3,064	641,054
	Redrow P.L.C.	542,490	4,768,833
*	Regent Inns P.L.C.	395,953	821,208
	Restaurant Group P.L.C.	753,607	2,747,289
*	Sanctuary Group P.L.C.	690,814	611,056
	SCS Upholstery P.L.C.	117,088	1,002,620
	Sinclair (William) Holdings P.L.C.	53,000	46,836
	Sirdar P.L.C.	69,754	52,355
	SMG P.L.C.	789,651	1,419,408
	Smith (WH) P.L.C.	635,227	5,194,561
	Southampton Leisure Holdings P.L.C.	19,615	19,092
*	SPG Media Group P.L.C.	75,298	11,956
*	Sportech P.L.C.	846,974	194,033
	St. Ives P.L.C.	308,994	1,393,936
	Stanley Leisure P.L.C.	211,679	2,609,653
	Stylo P.L.C.	64,096	72,448
	Taylor Nelson Sofres P.L.C.	1,507,323	6,637,528
	Ted Baker P.L.C.	135,206	1,253,522
*	TG21 P.L.C.	85,507	15,239
*	Tinopolis P.L.C.	175,752	105,062
	Topps Tiles P.L.C.	727,729	3,007,080
*	Torotrak P.L.C.	316,569	168,419
*	Tottenham Hotspur P.L.C.	150,000	130,294
	Ulster Television P.L.C.	196,123	1,458,087
	Victoria P.L.C.	12,000	42,611
	Vitec Group P.L.C.	118,608	1,064,120
	Wagon P.L.C.	163,410	693,710
	Wembley P.L.C.	68,694	259,504
	Wetherspoon (J.D.) P.L.C.	513,165	3,791,621
	Wilmington Group P.L.C.	253,911	827,594
	Wilson Bowden P.L.C.	7,000	184,436
	Woolworths Group P.L.C.	4,913,613	2,897,363
	Wyevale Garden Centres P.L.C.	140,657	1,443,016
Total Consumer Discretionary			183,787,713

Consumer Staples — (4.4%)
	Anglo-Eastern Plantations P.L.C.	111,453	496,647
	Arla Foods UK P.L.C.	1,852,745	1,891,878
	Barr (A.G.) P.L.C.	43,000	802,430
	Body Shop International P.L.C.	583,233	3,224,708
	Cranswick P.L.C.	151,057	1,852,720
	Dairy Crest Group P.L.C.	444,089	3,751,987
	Devro P.L.C.	577,228	1,379,257
	European Home Retail P.L.C.	109,256	107,549
	Greggs P.L.C.	38,326	2,659,864
	Hardys & Hansons P.L.C.	56,379	788,759
	McBride P.L.C.	698,504	2,237,819
	Nichols P.L.C.	66,550	251,814
	Northern Foods P.L.C.	1,762,847	3,181,303
	Premier Foods P.L.C.	751,222	4,332,742
	PZ Cuzzons P.L.C.	74,360	2,018,101
	Richmond Foods P.L.C.	57,804	804,333

3

	Robert Wiseman Dairies P.L.C.	268,666	1,630,720
	Swallowfield P.L.C.	15,000	11,081
	Thorntons P.L.C.	226,306	478,313
	Uniq P.L.C.	316,916	860,266
	Wolverhampton & Dudley Breweries P.L.C.	273,138	6,447,688
	Young & Co’s Brewery P.L.C.	10,000	355,398
	Young & Co’s Brewery P.L.C. Class A	5,234	227,610
Total Consumer Staples			39,792,987

Energy — (6.4%)
	Abbot Group P.L.C.	749,539	4,268,093
	Anglo Pacific Group P.L.C.	333,865	909,137
	Burren Energy P.L.C.	421,226	6,408,906
*	Dana Petroleum P.L.C.	272,368	4,936,803
*	Emerald Energy P.L.C.	169,128	932,404
	Expro International Group P.L.C.	267,101	3,735,588
	Fisher (James) & Sons P.L.C.	163,859	1,420,454
*	Fortune Oil P.L.C.	3,823,133	464,378
	Hunting P.L.C.	416,004	2,821,409
	JKX Oil and Gas P.L.C.	477,571	3,576,614
*	KBC Advanced Technologies P.L.C.	163,011	136,867
	Lupus Capital P.L.C.	429,989	114,845
	Melrose Resources P.L.C.	279,182	2,038,495
*	Premier Oil P.L.C.	288,909	5,293,953
*	Soco International P.L.C.	273,929	6,408,988
	Sondex P.L.C.	252,247	1,363,918
*	U.K. Coal P.L.C.	534,581	1,629,600
*	Venture Production P.L.C.	434,519	5,440,618
	Wood Group (John) P.L.C.	1,504,358	6,605,897
Total Energy			58,506,967

Financials — (18.6%)
	Aberdeen Asset Management P.L.C.	2,149,614	6,634,867
	Arbuthnot Banking Group P.L.C.	67,329	663,506
	Atrium Underwriting P.L.C.	180,581	708,681
*	Bradstock Group P.L.C.	5,200	4,279
	Brewin Dolphin Holdings P.L.C.	805,468	2,669,955
	Brit Insurance Holdings P.L.C.	950,405	4,638,038
	Brixton P.L.C.	952,536	8,577,563
	Capital & Regional P.L.C.	275,300	4,986,759
	Chesnara P.L.C.	92,900	305,084
*	CLS Holdings P.L.C.	297,454	3,012,112
	Collins Stewart Tullett P.L.C.	407,502	5,478,915
	Countrywide P.L.C.	617,070	5,551,023
	Daejan Holdings P.L.C.	43,621	3,378,078
	Derwent Valley Holdings P.L.C.	224,683	6,176,223
	Development Securities P.L.C.	177,708	1,649,047
	Domestic & General Group P.L.C.	132,640	2,418,813
	DTZ Holdings P.L.C.	192,498	2,560,353
	Erinaceous Group P.L.C.	465,172	3,020,089
	Evolution Group P.L.C.	789,642	2,324,756
	F&C Asset Management P.L.C.	1,177,939	4,655,760
	Freeport P.L.C.	152,318	1,150,914
	Grainger Trust P.L.C.	436,048	4,266,233
	Great Portland Estates P.L.C.	722,131	6,321,423
	Guiness Peat Group P.L.C.	1,295,051	2,145,028
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	112,717	460,632
*	Hawtin P.L.C.	196,500	58,885
	Helical Bar P.L.C.	319,073	2,324,858
*	Henderson Group P.L.C.	3,637,354	5,237,801
	Highway Insurance Holdings P.L.C.	844,999	1,196,756
	Hiscox P.L.C.	1,606,168	6,408,416
	Hitachi Capital (UK) P.L.C.	158,219	615,357
	IFX Group P.L.C.	218,317	623,385
*	Intermediate Capital Group P.L.C.	181,009	4,243,462
	Jardine Lloyd Thompson Group P.L.C.	678,286	4,521,846
	JS Real Estate P.L.C.	17,524	180,189
	Kensington Group P.L.C.	248,504	4,832,624
	Kiln P.L.C.	925,736	1,531,554

4

	London Merchant Securities P.L.C.	1,425,531	6,688,631
	London Scottish Bank P.L.C.	491,096	1,029,123
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,319,302
	McKay Securities P.L.C.	97,232	650,561
	Minerva P.L.C.	574,142	2,739,658
	Mucklow (A & J) Group P.L.C.	221,136	1,656,686
*	Panmure Gorden & Co. P.L.C.	15,272	61,526
	Paragon Group of Companies P.L.C.	153,200	1,865,687
	Park Group P.L.C.	291,600	106,340
	Primary Health Properties P.L.C.	61,769	439,401
*	Probus Estates P.L.C.	83,333	234
	Prudential P.L.C.	84,550	918,794
	Quintain Estates & Development P.L.C.	161,208	1,751,248
	Rathbone Brothers P.L.C.	38,435	842,778
	Rensburg Sheppards P.L.C.	95,721	1,218,670
	Resolution P.L.C.	288,595	3,703,717
	Rugby Estates P.L.C.	15,328	141,359
	Rutland Trust P.L.C.	174,255	186,739
	S & U P.L.C.	21,140	239,176
	Safeland P.L.C.	25,000	51,734
	Savills P.L.C.	443,892	4,733,444
	Shaftesbury P.L.C.	572,839	5,302,244
	Shore Capital Group P.L.C.	554,863	553,019
	St. Modwen Properties P.L.C.	403,774	3,325,658
	Stanley (Charles) Group P.L.C.	102,203	671,168
	Town Centre Securities P.L.C.	206,327	1,782,148
	Unite Group P.L.C.	457,428	3,229,326
	Warner Estate Holdings P.L.C.	172,730	2,284,214
	Wellington Underwriting P.L.C.	1,399,036	2,221,085
	Windsor P.L.C.	236,932	189,980
	Workspace Group P.L.C.	663,597	3,777,308
Total Financials			169,214,222

Health Care — (3.3%)
*	Acambis P.L.C.	372,178	1,195,023
*	Alizyme P.L.C.	605,754	1,544,244
*	Antisoma P.L.C.	1,157,754	492,489
*	Asterand P.L.C.	160,000	35,846
*	Axis-Shield P.L.C.	159,015	1,050,905
	Bespak P.L.C.	96,061	1,133,222
*	Biocompatibles International P.L.C.	150,111	563,232
*	Bioquell P.L.C.	90,893	175,123
	Biotrace International P.L.C.	150,131	240,595
*	Cambridge Antibody Technology Group P.L.C.	126,269	3,080,193
	Care U.K. P.L.C.	183,829	1,591,215
*	Clinical Computing P.L.C.	46,666	6,083
	Corin Group P.L.C.	151,637	899,418
	Dechra Pharmaceuticals P.L.C.	168,094	726,351
	Ferraris Group P.L.C.	171,391	112,928
*	Genetix Group P.L.C.	151,246	134,498
	Goldshield Group P.L.C.	123,034	698,783
*	Gyrus Group P.L.C.	474,971	2,914,372
	Huntleigh Technology P.L.C.	108,756	732,885
*	Innovata P.L.C.	1,718,271	698,509
	iSOFT Group P.L.C.	737,364	1,211,442
	Isotron P.L.C.	79,175	887,014
*	Medical Solutions P.L.C.	140,731	18,434
*	Medisys P.L.C.	586,814	37,312
	Nestor Healthcare Group P.L.C.	303,219	587,242
*	Osmetech P.L.C.	66,935	26,311
*	Oxford Biomedica P.L.C.	1,469,226	825,518
*	Phytopharm P.L.C.	111,349	123,740
*	Protherics P.L.C.	854,366	1,309,619
*	Provalis P.L.C.	796,584	15,674
	Ransom (William) & Son P.L.C.	30,000	26,581
*	Skyepharma P.L.C.	1,738,458	1,191,368
	SSL International P.L.C.	738,967	3,885,141
	Theratase P.L.C.	138,068	129,982
*	Vernalis P.L.C.	1,016,067	1,400,835
Total Health Care			29,702,127

5

Industrials — (30.8%)
*	AEA Technology P.L.C.	539,970	1,077,565
	Aggreko P.L.C.	902,444	4,467,748
	Air Partner P.L.C.	35,296	430,041
*	Airflow Streamlines P.L.C.	20,500	22,428
	Alumasc Group P.L.C.	131,547	379,791
	Amec P.L.C.	363,863	2,470,370
	Arriva P.L.C.	505,679	5,098,412
	Ashtead Group P.L.C.	1,337,718	5,007,553
	Atkins (WS) P.L.C.	351,983	5,392,679
	Autologic Holdings P.L.C.	96,590	123,968
* #	Avis Europe P.L.C.	3,154,308	4,324,076
	Babcock International Group P.L.C.	715,032	4,124,823
*	BB Holdings, Ltd.	8,709	37,460
	Birse Group P.L.C.	421,901	95,032
	Black Arrow Group P.L.C.	56,500	81,930
	Bodycote International P.L.C.	1,165,044	5,789,794
	Braemar Seascope Group P.L.C.	61,003	457,941
	Brammer P.L.C.	144,123	501,567
	BSS Group P.L.C.	409,205	2,414,246
*	BTG P.L.C.	439,797	1,537,265
	Business Post Group P.L.C.	157,099	1,128,942
*	C. H. Bailey P.L.C.	20,950	37,861
*	Camellia P.L.C.	2,437	348,133
	Carillion P.L.C.	935,595	5,313,613
*	Carlisle Group, Ltd.	3,484	7,255
	Carr’s Milling Industries P.L.C.	31,055	268,859
	Castings P.L.C.	144,035	731,435
	Charles Taylor Consulting P.L.C.	99,799	713,358
*	Charter P.L.C.	561,590	8,612,173
	Chemring Group P.L.C.	113,762	2,223,571
	Chloride Group P.L.C.	973,598	1,830,458
	Christie Group P.L.C.	53,263	136,160
	Clarkson P.L.C.	54,733	917,046
	Communisis P.L.C.	515,412	881,605
	Cookson Group P.L.C.	669,750	6,244,020
*	Corporate Services Group P.L.C.	3,685,688	615,957
*	Costain Group P.L.C.	1,176,378	1,139,735
	Danka Business Systems P.L.C.	1,029,605	308,930
	Dart Group P.L.C.	74,000	514,088
	Datamonitor P.L.C.	251,086	1,729,766
	Davis Service Group P.L.C.	601,460	5,018,370
	De La Rue P.L.C.	591,314	5,804,181
	Dewhurst P.L.C.	9,000	39,128
	Dewhurst P.L.C. Class A Non-Voting	15,500	54,449
	Domino Printing Sciences P.L.C.	402,751	2,094,486
*	easyJet P.L.C.	1,032,000	6,733,672
	Eleco P.L.C.	104,685	138,122
	Enodis P.L.C.	1,616,238	5,661,206
	Enterprise P.L.C.	190,317	1,479,280
	Fenner P.L.C.	517,189	2,024,167
	FKI P.L.C.	2,068,038	4,162,465
	Forth Ports P.L.C.	158,722	4,997,332
*	Fortress Holdings P.L.C.	120,728	6,209
	Fulmar P.L.C.	107,500	240,920

6

	Galliford Try P.L.C.	1,054,108	2,177,938
	GET Group P.L.C.	20,485	46,032
	Gibbs & Dandy PL.C.	37,672	251,762
	Gleeson (M.J.) Group P.L.C.	174,733	1,321,774
*	Glotel P.L.C.	119,419	179,117
	Go-Ahead Group P.L.C.	162,870	5,166,664
*	Hampson Industries P.L.C.	268,141	756,621
*	Harvey Nash Group P.L.C.	226,666	256,288
	Havelock Europa P.L.C.	123,687	340,154
	Heath (Samuel) & Sons P.L.C.	7,500	68,728
	Helphire Group P.L.C.	543,376	4,094,575
*	Heywood Williams Group P.L.C.	297,460	503,706
	Homeserve P.L.C.	220,422	6,631,147
	Hyder Consulting P.L.C.	159,637	757,166
	Interserve P.L.C.	390,498	2,890,010
	Intertek Group P.L.C.	323,530	4,188,769
*	Invensys P.L.C.	19,290,739	8,399,478
	Ite Group P.L.C.	966,080	2,285,190
	James Halstead P.L.C.	104,416	743,088
	Johnson Service Group P.L.C.	206,862	1,658,306
	Keller Group P.L.C.	232,425	2,309,150
	Kier Group P.L.C.	122,924	3,515,948
	Laing (John) P.L.C.	848,681	4,403,174
	Latchways P.L.C.	40,210	573,350
	Lavendon Group P.L.C.	122,032	651,109
	Lincat Group P.L.C.	19,000	201,526
	Litho Supplies P.L.C.	20,000	19,431
*	Lorien P.L.C.	60,000	49,246
	Low & Bonar PL.C.	339,165	856,289
	Management Consulting Group P.L.C.	600,372	648,146
	McAlpine (Alfred) P.L.C.	351,581	2,998,347
	Metalrax Group P.L.C.	358,740	519,064
	Michael Page International P.L.C.	1,200,784	8,894,407
	Mitie Group P.L.C.	1,150,518	4,190,388
*	Molins P.L.C.	68,000	133,905
	Morgan Crucible Company P.L.C.	1,125,473	5,178,925
	Morgan Sindall P.L.C.	146,726	2,954,181
	Mouchel Parkman P.L.C.	341,263	2,235,103
	MS International P.L.C.	71,500	223,139
	MSB International P.L.C.	30,748	28,723
	National Express Group P.L.C.	25,000	373,565
	New Avesco P.L.C.	29,998	50,168
	Northern Recruitment Group P.L.C.	36,500	82,562
	Northgate P.L.C.	242,648	4,626,301
	Ocean Wilsons Holdings, Ltd.	84,250	642,129
	OPD Group P.L.C.	95,878	560,482
*	Penna Consulting P.L.C.	42,417	89,681
*	Planestation Group P.L.C.	76,551	8,053
	Quantica P.L.C.	245,300	309,091
	Radstone Technology P.L.C.	102,913	506,495
*	Regus Group P.L.C.	3,366,539	7,061,707
	Reliance Security Group P.L.C.	49,710	469,735
*	Renold P.L.C.	270,995	273,833
	Ricardo P.L.C.	220,336	1,125,938
	Robert Walters P.L.C.	291,175	1,472,510

7

	ROK P.L.C.	108,636	1,188,470
	RPS Group P.L.C.	730,729	2,814,214
	Salvesen (Christian) P.L.C.	870,648	990,347
	Senior P.L.C.	1,196,693	1,387,546
	Serco Group P.L.C.	235,235	1,384,877
	Severfield-Rowan P.L.C.	84,679	1,965,712
	Shanks Group P.L.C.	756,400	2,425,042
	SHL Group P.L.C.	165,829	408,498
	SIG P.L.C.	445,720	7,035,216
*	Simon Group P.L.C.	539,729	564,515
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	311,378
	Speedy Hire P.L.C.	149,193	2,443,482
	Spirax-Sarco Engineering P.L.C.	260,136	4,438,829
	Spring Group P.L.C.	461,254	345,581
	Stagecoach Group P.L.C.	1,580,500	3,007,128
*	Stanelco P.L.C.	2,148,370	351,064
	T. Clarke P.L.C.	118,525	555,863
	Tarsus Group P.L.C.	87,549	280,620
	TDG P.L.C.	281,407	1,124,999
	Teesland P.L.C.	431,476	742,878
	Tex Holdings P.L.C.	14,000	19,903
	The 600 Group P.L.C.	218,038	236,421
	Thorpe (F.W.) P.L.C.	24,000	196,270
*	Tinsley (Eliza) Group P.L.C.	19,844	3,340
*	Trafficmaster P.L.C.	252,418	168,002
	Trifast P.L.C.	232,523	222,038
	Ultra Electronics Holdings P.L.C.	240,952	4,700,263
*	Ultraframe P.L.C.	319,285	173,168
	Umeco P.L.C.	177,143	1,563,235
*	Universal Salvage P.L.C.	64,608	133,415
*	Volex Group P.L.C.	241,088	502,415
	VP P.L.C.	127,270	723,889
	VT Group P.L.C.	636,999	5,650,114
	Waterman Group P.L.C.	74,473	204,375
	Watermark Group P.L.C.	82,161	168,164
	Weir Group P.L.C.	714,505	5,883,905
	Whatman P.L.C.	439,737	2,614,103
	White Young Green P.L.C.	94,553	657,229
*	Whitehead Mann Group P.L.C.	95,000	54,897
*	Wilshaw P.L.C.	198,409	24,106
	Wincanton P.L.C.	417,586	2,550,997
	WSP Group P.L.C.	254,125	2,004,518
	XP Power P.L.C.	59,933	461,667
Total Industrials			279,626,648

Information Technology — (10.1%)
	Abacus Group P.L.C.	237,219	722,660
	Acal P.L.C.	60,982	387,147
	Alphameric P.L.C.	486,081	755,116
*	Alterian P.L.C.	151,434	273,395
	Amstrad P.L.C.	311,793	1,080,939
*	Anite Group P.L.C.	1,190,529	1,482,334
*	ARC International P.L.C.	330,444	183,468
*	Autonomy Corp. P.L.C.	446,075	3,441,479
	Aveva Group P.L.C.	75,980	1,684,947

8

	Axon Group P.L.C.	190,510	1,155,567
*	Bede P.L.C.	135,978	18,375
	CML Microsystems P.L.C.	28,361	150,389
	Compel Group P.L.C.	119,994	176,327
	Computacenter P.L.C.	452,614	1,858,568
*	CSR P.L.C.	87,809	2,380,963
	Detica Group P.L.C.	71,722	1,680,226
	Dialight P.L.C.	111,362	435,209
	Dicom Group P.L.C.	258,808	1,056,078
*	Dimension Data Holdings P.L.C.	939,000	727,797
	Diploma P.L.C.	76,954	1,062,694
*	DRS Data & Research Services P.L.C.	26,825	16,832
	Electrocomponents P.L.C.	1,147,422	5,448,900
	Electronic Data Processing P.L.C.	55,200	61,896
*	Eurodis Electron P.L.C.	2,118,657	41,603
*	Fibernet Group P.L.C.	224,012	230,365
	Filtronic P.L.C.	226,882	832,180
*	Financial Objects P.L.C.	17,000	14,446
	GB Group P.L.C.	415,333	260,021
*	Gresham Computing P.L.C.	180,019	411,173
	Halma P.L.C.	1,554,692	5,348,729
	ICM Computer Group P.L.C.	45,983	228,077
*	Imagination Technologies Group P.L.C.	664,715	678,678
	Independent Media Distribution P.L.C.	21,621	22,126
*	Innovation Group P.L.C.	1,116,429	663,008
*	Intec Telecom Systems P.L.C.	983,242	969,943
	Intelek P.L.C.	99,880	24,243
*	Kalamazoo Computer P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	400,287
	Laird Group P.L.C.	685,436	5,176,198
	Macro 4 P.L.C.	68,736	293,222
*	Microgen P.L.C.	238,323	261,031
	Misys P.L.C.	1,567,012	5,272,681
	Morse P.L.C.	450,565	628,598
	MTL Instruments Group P.L.C.	71,580	562,588
*	nCipher P.L.C.	99,572	388,812
	Netstore P.L.C.	143,737	97,440
*	Northgate Information Solutions P.L.C.	1,787,107	2,440,452
*	NSB Retail Systems P.L.C.	1,119,725	608,236
	Oxford Instruments P.L.C.	136,455	518,322
*	Parity Group P.L.C.	7,621	7,592
	Planit Holdings P.L.C.	235,000	100,405
*	Plasmon P.L.C.	259,985	286,926
	Premier Farnell P.L.C.	1,368,932	4,960,178
	Psion P.L.C.	462,761	1,349,626
*	QA P.L.C.	158,950	4,560
	Renishaw P.L.C.	222,795	3,598,483
*	Retail Decisions P.L.C.	258,904	697,019
	RM P.L.C.	359,199	1,186,975
	Rotork P.L.C.	306,541	4,016,624
	Royalblue Group P.L.C.	111,627	1,478,946
*	SCi Entertainment Group P.L.C.	33,370	321,928
*	Scipher P.L.C.	34,563	727
*	SDL P.L.C.	229,834	807,012
*	Servicepower Technologies P.L.C.	235,191	111,805

9

	Spectris P.L.C.	508,179	5,609,377
*	Spirent Communictions P.L.C.	2,769,967	2,332,244
*	Superscape Group P.L.C.	302,847	53,730
*	Surfcontrol P.L.C.	104,638	921,633
*	Tadpole Technology P.L.C.	427,207	16,977
	Telent P.L.C.	208,611	1,990,330
*	Telspec P.L.C.	25,000	3,971
	Trace Group P.L.C.	33,552	61,030
	TT electronics P.L.C.	462,949	1,503,703
*	TTP Communications P.L.C.	611,908	149,494
	Vega Group P.L.C.	69,342	266,747
	Vislink P.L.C.	469,857	594,014
*	Wolfson Microelectronics P.L.C.	429,349	3,613,978
	Workplace Systems International P.L.C.	238,739	25,948
	XAAR P.L.C.	199,122	1,010,492
	XANSA P.L.C.	1,086,619	1,566,473
	XKO Group P.L.C.	30,304	56,785
	Zetex P.L.C.	177,320	233,829
Total Information Technology			91,553,326

Materials — (3.7%)
*	Amberley Group P.L.C.	200,000	37,403
*	API Group P.L.C.	103,483	225,148
*	Applied Optical Technologies P.L.C.	117,822	89,635
	Baggeridge Brick P.L.C.	98,000	287,081
	British Polythene Industries P.L.C.	86,272	996,164
	Carclo P.L.C.	180,595	232,207
	Chamberlin & Hill P.L.C.	18,000	70,946
	Chapelthorpe P.L.C.	656,803	168,564
*	Coral Products P.L.C.	50,000	14,609
	Croda International P.L.C.	495,398	4,178,284
	Cropper (James) P.L.C.	22,000	62,026
	Delta P.L.C.	433,707	1,046,677
	DS Smith P.L.C.	1,373,005	3,919,284
	Dyson Group P.L.C.	116,928	464,316
	Elementis P.L.C.	1,680,525	2,510,058
	Ennstone P.L.C.	1,346,696	1,253,696
*	European Colour P.L.C.	82,090	8,167
	Filtrona P.L.C.	686,428	3,969,232
	Hill & Smith Holdings P.L.C.	208,029	939,504
	Inveresk P.L.C.	150,000	45,799
	Macfarlane Group P.L.C.	228,287	197,440
	Marshalls P.L.C.	662,347	3,900,807
	Porvair P.L.C.	139,099	385,954
	RPC Group P.L.C.	335,324	1,480,944
*	Scapa Group P.L.C.	456,918	150,742
*	Scarborough Minerals P.L.C.	14,622	18,154
	Treatt P.L.C.	14,957	81,440
	UCM Group P.L.C.	41,980	36,506
	Victrex P.L.C.	307,403	3,817,666
	Yule Catto & Co. P.L.C.	521,859	2,402,921
	Zotefoams P.L.C.	96,852	147,377
Total Materials			33,138,751

10

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,844
*	Aries Insurance Services P.L.C.	62,500	0
*	Baltimore P.L.C.	48,500	13,378
*	Bombshell, Ltd.	932	957
*	Ferguson International P.L.C.	89,105	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	6,312
*	Industrial & Commercial Holdings P.L.C.	5,000	140
*	OneSource Services, Inc.	544	8,139
*	Pisces Property Services P.L.C.	62,500	0
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	15,487
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	371
*	Whitecroft P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,446
Total Other			53,074

11

Telecommunication Services — (0.9%)
* #	Colt Telecom Group P.L.C.	2,574,360	3,082,660
	Kingston Communications P.L.C.	1,328,979	1,295,901
*	Redstone P.L.C.	1,259,104	112,184
	Telecom Plus P.L.C.	222,635	419,807
*	Thus Group P.L.C.	549,382	1,342,898
*	Vanco P.L.C.	232,704	2,112,113
Total Telecommunication Services			8,365,563

Utilities — (0.9%)
	Dee Valley Group P.L.C.	4,214	79,209
	Hydro International P.L.C.	27,669	66,949
	Northumbrian Water Group P.L.C.	375,602	1,722,524
	Viridian Group P.L.C.	385,527	6,646,672
Total Utilities			8,515,354
TOTAL COMMON STOCKS			902,256,732

RIGHTS/WARRANTS — (0.0%)
*	Colt Telecom Group P.L.C. Rights For Claims Purposes	2,574,360	48,144
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	215
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
TOTAL RIGHTS/WARRANTS			48,359

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06
(Collateralized by $18,433,226 U.S. STRIPS 0.0%, 05/15/27, valued at
$6,053,287) to be repurchased at $5,935,403	$5,935	5,934,595
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06
(Collateralized by $67,000 FHLMC Notes 4.00%, 09/22/09, valued at $76,045)
to be repurchased at $74,010	74	74,000
TOTAL TEMPORARY CASH INVESTMENTS		6,008,595

TOTAL INVESTMENTS — (100.0%)
(Cost $670,751,601)		$908,313,686

See accompanying Notes to Financial Statements.

12

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
 (Unaudited)

		Shares	Value††

AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
*	Admiral Sportwetten AG	3,905	$95,025
	Agrana Beteiligungs AG	12,192	1,196,096
	Andritz AG	27,387	4,373,396
	Austria Email AG	715	5,036
*	Austrian Airlines AG	42,784	368,708
* #	Betandwin.com Interactive Entertainment AG	40,984	4,303,813
	BKS Bank AG	520	63,901
#	Boehler-Uddeholm AG	26,152	5,441,222
#	BWT AG	24,819	832,405
*	CA Immobilien Anlagen AG	134,542	3,679,253
*	Christ Water Techology AG	24,819	367,164
#	Constantia Packaging AG	21,263	972,008
*	Conwert Immobilien Invest AG	54,426	1,042,909
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	63,284
#	Flughafen Wien AG	32,850	2,421,072
	Frauenthal Holding AG	1,046	332,047
#	Lenzing AG	3,948	927,172
	Manner (Josef) & Co. AG	870	53,511
#	Mayr-Melnhof Karton AG	11,760	1,944,469
#	Oberbank AG	7,620	955,441
	Palfinger AG	11,176	1,115,747
* #	RHI AG	65,590	2,059,907
	Rosenbauer International AG	2,134	199,743
*	S&T System Integration & Technology Distribution AG	5,233	187,005
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	902,099
*	Sparkassen Immobilien AG	58,185	644,987
	UBM Realitaetenentwicklung AG	1,440	93,055
	Uniqa Versicherungen AG	88,000	2,888,921
*	Wolford AG	5,946	134,807

TOTAL — AUSTRIA			37,664,203

BELGIUM — (2.8%)
COMMON STOCKS — (2.8%)
*	Abfin SA	2,560	0
#	Ackermans & Van Haaren SA	74,360	5,440,510
* #	Arinso International SA	29,855	773,175
*	Associated Weavers International	5,057	70,317
	Banque Nationale de Belgique	710	2,858,956
#	Barco NV	36,337	3,228,351
	Bekaert SA	41,401	4,263,157
	Brantano Group NV	5,881	345,521
#	Brederode SA	12,180	392,055

1

	Carrieres Unies Porphyre SA	45	127,527
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	221,103
	Cofinimmo SA	17,021	2,868,705
	Compagnie du Bois Sauvage	87	31,503
#	Compagnie Francois d’Entreprises (CFE)	2,080	2,162,781
#	Compagnie Immobiliere de Belgique SA	7,453	386,594
#	Compagnie Maritime Belge SA	55,208	1,438,355
	Cumerio	9,586	213,364
	Deceuninck NV	63,700	2,076,649
	Distrigaz	57	275,608
	Dolmen Computer Applications NV	14,860	209,296
#	D’Ieteren NV SA	9,062	2,694,127
#	Duvel Moorgat SA	7,474	342,423
*	Econocom Group SA	38,283	315,212
	Euronav SA	41,185	1,066,030
	EVS Broadcast Equipment SA	5,500	267,102
#	Exmar NV	52,575	1,685,862
	Floridienne SA	2,033	183,479
*	ICOS Vision Systems NV	19,613	874,733
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	170,834
* #	Innogenetics NV	75,886	969,221
*	Integrated Production & Test Engineering NV	9,275	59,610
*	International Brachtherapy SA	16,544	156,986
*	Ion Beam Application SA	48,283	804,926
	Kinepolis	6,020	278,021
	Laundry Systems Group	11,877	146,131
	Lotus Bakeries SA	1,323	247,650
	Melexis NV	70,385	1,183,049
#	Nord-Sumatra Investissements SA	650	576,918
#	Omega Pharma SA	63,035	4,287,663
*	Option NV	79,228	1,903,718
*	Papeteries Catala SA	315	51,868
*	Picanol	16,120	285,192
	Quick Restaurants SA	27,247	950,002
* #	Real Software SA	55,542	22,051
#	Recticel SA	47,637	574,760
*	Resilux	2,623	131,235
	Rosier SA	655	107,951
#	Roularta Media Group NV	9,837	622,808
	Sapec SA	3,635	391,631
*	SAPEC SA Strip VVPR	75	381
#	Sioen Industries NV	40,931	465,805
	Sipef NV	1,685	374,865
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	822,521
*	Spector Photo Group SA	5,408	8,742
*	Systemat-Datarelay SA	14,672	95,609
	Ter Beke NV	2,281	194,100
#	Tessenderlo Chemie NV	66,759	2,308,712
	Unibra SA	1,600	199,314
#	Van De Velde NV	3,757	794,464
#	VPK Packaging Group SA	9,786	364,207
	Warehouses De Pauw SCA	10,753	551,222
*	Zenitel	20,197	92,006

TOTAL — BELGIUM			55,006,668

2

DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	447,860
*	Alk-Abello A.S.	15,055	2,048,736
*	Alm. Brand A.S.	28,360	1,540,029
	Amagerbanken A.S.	23,770	1,795,932
	Ambu A.S.	7,460	138,456
	Arkil Holdings A.S. Series B	670	113,887
#	Auriga Industries A.S. Series B	29,250	784,898
	Bang & Olufsen Holding A.S. Series B	26,387	3,102,700
* #	Bavarian Nordic A.S.	7,930	653,381
#	Biomar Holding A.S.	8,498	318,762
*	BoConcept Holding A.S.	375	193,086
	Bording (F.E.) A.S. Series B	450	47,219
	Brodrene Hartmann A.S. Series B	5,865	165,350
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	75,256
#	Dampskibsselskabet Torm A.S.	49,460	2,146,847
#	Dantherm Holding A.S.	13,100	293,198
*	Danware A.S.	5,185	95,336
	DFDS A.S.	11,760	807,728
#	DiBa Bank A.S.	1,433	464,492
	Dicentia A.S.	6,000	62,773
#	DLH A.S. Series B	24,700	403,388
#	East Asiatic Co., Ltd.	43,773	1,750,820
#	EDB Gruppen A.S.	5,780	341,858
	Fionia Bank A.S. Rights	2,343	624,427
	FLSmidth & Co. A.S.	73,180	2,904,684
#	Fluegger A.S. Series B	3,663	408,983
	Forstaedernes Bank A.S.	9,672	1,296,019
*	Genmab A.S.	63,829	2,048,714
	Glunz & Jensen A.S.	2,870	41,511
*	GPV Industi A.S.	1,700	90,603
#	H&H International A.S. Series B	1,520	318,637
	Hadsten Bank A.S.	555	154,624
	Harboes Bryggeri A.S.	5,750	224,259
	Hedegaard (Peder P.) A.S.	1,110	135,673
#	Hojgaard Holding A.S. Series B	2,500	142,880
* #	IC Companys A.S.	3,510	222,891
*	Incentive A.S.	3,575	11,363
	ITH Industri Invest A.S.	3,600	141,980
	Lan & Spar Bank A.S.	3,800	233,765
*	Lastas A.S. Series B	4,600	77,692
	Lollands Bank A.S.	750	54,299
*	Maconomy A.S.	6,000	9,783
	Migatronic A.S. Series B	400	18,522
* #	NeuroSearch A.S.	9,160	286,307
	NKT Holding A.S.	49,245	3,106,498
	Nordjyske Bank A.S.	17,250	511,594
#	Norresundby Bank A.S.	535	317,601
*	NTR Holdings A.S.	2,530	36,037
	Ostjydsk Bank A.S.	1,542	265,256
	Per Aarsleff A.S. Series B	3,295	261,385
*	Pharmexa A.S.	54,340	224,202
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	1,766,457

3

	Roblon A.S. Series B	400	55,115
	Rockwool International A.S.	24,520	2,862,552
	Royal Unibrew A.S.	9,265	939,528
* #	RTX Telecom A.S.	14,000	166,237
	Salling Bank A.S.	750	106,941
	Sanistal A.S. Series B	2,686	337,086
* #	SAS AB	34,300	377,762
	Satair A.S.	7,125	286,641
#	Schouw & Co. A.S.	18,985	953,087
	SimCorp A.S.	9,840	1,514,169
#	Sjaelso Gruppen A.S.	3,888	1,586,588
#	SKAKO Industries A.S.	3,530	177,779
	Skjern Bank A.S.	2,230	326,396
	Sondagsavisen A.S.	36,665	378,526
#	Spar Nord Bank A.S.	84,300	1,880,837
	Sparbank Vest A.S.	7,985	578,631
#	Sparekassen Faaborg A.S.	661	397,465
	Sydbank A.S.	81,720	2,949,483
	Thrane & Thrane A.S.	5,258	219,445
#	Tivoli A.S.	705	433,043
*	TK Development A.S.	63,956	832,871
*	Topdanmark A.S.	28,300	3,907,015
	Vestfyns Bank A.S.	340	66,398
	Vestjysk Bank A.S.	18,480	901,216

TOTAL — DENMARK			55,963,449

FINLAND — (4.1%)
COMMON STOCKS — (4.1%)
	Alandsbanken AB Series B	12,490	374,828
*	Aldata Solutions Oyj	194,535	504,359
	Amanda Capital Oyj	43,220	160,811
#	Amer Sports Oyj Series A	257,810	5,312,051
	Aspo Oyj	62,450	515,844
*	Aspocomp Group Oyj	36,376	155,595
	BasWare Oyj	32,650	536,116
*	Benefon Oyj	270,600	86,642
*	Biohit Oyj	9,400	29,747
*	Biotie Therapies Oyj	79,454	68,307
	Capman Oyj Series B	12,485	44,362
*	Cencorp Oyj	89,510	95,182
* #	Componenta Oyj	14,200	111,119
	Comptel Oyj	308,941	676,802
*	Efore Oyj	90,840	210,329
	Elcoteq SE	66,810	1,405,977
	Elecster Oyj	2,200	16,996
#	Elektrobit Group Oyj	152,720	457,891
	eQ Oyj	132,200	557,537
	Etteplan Oyj	10,900	81,399
*	Evox Rifa Group Oyj	189,210	19,269
	Finnair Oyj	151,150	2,169,315
#	Finnlines Oyj	93,560	1,691,324
	Fiskars Oyj Abp Series A	119,978	1,569,384
#	F-Secure Oyj	447,078	1,567,217
	HK Ruokatalo Oyj Series A	74,560	831,189

4

*	Honkarakenne Oyj Series B	15,330	110,979
#	Huhtamaki Oyj	298,450	5,349,999
	Ilkka-Yhtyma Oyj	30,700	392,399
*	Incap Oyj	36,800	105,609
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	86,436
#	KCI Konecranes Oyj	255,800	5,222,957
#	Kemira GrowHow Oyj	25,160	141,663
#	Kemira Oyj	261,200	4,324,037
	Kyro Oyj Abp	91,340	498,537
	Laennen Tehtaat Oyj	15,420	371,244
	Lassila & Tikanoja Oyj	86,576	1,803,930
	Lemminkainen Oyj	50,500	2,102,906
	Leo Longlife Oyj	16,680	105,078
	Martela Oyj	1,060	9,335
	M-Real Oyj Series B	597,000	3,213,526
	Neomarkka Oyj	14,032	143,632
	Nokian Renkaat Oyj	160,500	2,402,650
	Nordic Aluminium Oyj	3,900	91,662
*	Okmetic Oyj	51,404	199,712
	Okobank Class A	101,080	1,504,963
	Olvi Oyj Series A	25,290	453,545
	Orion Oyj Series A	26,000	546,778
	Orion Oyj Series B	16,000	333,463
	Perlos Oyj	130,761	1,273,656
#	PKC Group Oyj	45,890	697,708
	Ponsse Oyj	79,620	1,233,260
	Poyry Oyj	183,040	1,946,897
*	Proha Oyj	97,532	48,691
	Raisio Group P.L.C.	375,423	852,175
	Rakentajain Koneuokrammo Oyj Series B	86,560	1,503,414
	Ramirent Oyj	77,540	2,928,354
	Rapala VMC Oyj	95,540	753,698
	Raute Oyj Series A	10,390	178,603
	Rocla Oyj	12,300	188,519
*	Satama Interactive Oyj	107,200	110,117
	Scanfil Oyj	123,479	473,124
	Sponda Oyj	159,511	1,626,844
*	SSH Communications Oyj	82,050	186,671
	Stockmann Oyj Abp Series A	35,550	1,501,528
	Stockmann Oyj Abp Series B	88,388	3,760,610
*	Stonesoft Oyj	52,379	32,965
* #	Suominen Oyj	17,955	76,371
	SysOpen Digia Oyj	55,020	272,705
	Talentum Oyj	126,200	541,224
	Tecnomen Oyj	179,770	509,685
#	Teleste Oyi	49,499	659,883
	Tieto-X Oyj	22,800	128,074
	Tulikivi Oyj	76,440	313,497
	Turkistuottajat Oyj	7,090	104,555
	Uponor Oyj Series A	192,000	5,562,504
	Vacon Oyj	44,337	1,239,320
	Vaisala Oyj Series A	33,300	1,066,444
*	Viking Line AB	10,710	313,168
	Wartsila Corp. Oyj Series B	35,000	1,369,293
	YIT Oyj	61,000	1,549,548

5

TOTAL — FINLAND			81,767,737

FRANCE — (9.6%)
COMMON STOCKS — (9.6%)
*	Actielec Technologies	21,981	89,603
#	Affine	2,526	339,841
	Ales Groupe SA	33,613	762,759
*	Alten SA	56,620	1,992,510
*	Altran Technologies SA	252,948	3,147,468
	Apem SA	1,000	73,037
#	April Group SA	58,305	3,166,802
* #	Archos	12,096	635,700
#	Arkopharma	30,820	486,359
#	Assystem	35,450	1,121,182
	Aubay SA	28,111	252,630
	Audika SA	22,509	563,050
*	Avanquest Software	13,034	337,073
*	Baccarat SA	1,090	194,847
#	Bacou-Dalloz	12,923	1,519,801
	Banque Tarneaud SA	1,430	278,507
	Beneteau SA	21,831	1,819,018
* #	Bigben Interactive	2,100	7,009
#	Boiron SA	19,537	413,081
	Boizel Chanoine Champagne SA	1,234	229,447
	Bonduelle SA	7,977	642,001
#	Bongrain SA	14,306	981,345
#	Bourbon SA	31,816	3,595,836
*	Bricodeal SA	50	3,521
	Bricorama SA	10,279	595,425
#	Brioche Pasquier SA	6,053	464,620
*	Bull SA	185,401	1,868,314
* #	Burelle SA	4,030	724,177
#	Canal Plus SA	262,995	2,662,472
#	Carbone Lorraine SA	40,631	2,250,671
*	Cbo Territoria	28,320	120,878
*	Cegedim SA	8,614	769,498
#	Cegid SA	18,000	840,980
*	Cesar SA	142,196	169,548
	CFF Recycling SA	84,608	3,130,693
*	Cibox Inter@ctive SA	195,643	112,995
#	Clarins SA	10,264	657,872
* #	Club Mediterranee SA	42,017	2,552,565
*	Compagnie Generale de Geophysique SA	37,105	6,356,490
	Compagnie Industrielle et Financiere D’Entreprises	300	73,039
	Compagnie International Andre Trigano SA	983	28,548
*	CS Communication et Systemes	7,397	303,296
	Cybergun	4,511	91,845
	Damartex SA	22,900	1,048,228
*	Dane-Elec Memory SA	65,202	349,917
#	Delachaux SA	3,902	1,169,862
	Deveaux SA	1,040	100,482
*	Didot-Bottin SA	1,620	130,843
*	Dollfus Mieg & Cie SA	35,375	121,086
*	Dynaction SA	10,660	183,629

6

#	Electricite de Strasbourg	23,784	4,179,975
	Elior	225,736	3,840,436
	Encres Dubuit SA	4,176	48,299
	Esso SA	927	207,748
* #	Etam Developpement SA	23,047	1,626,787
*	Euraltech SA	11,700	15,133
* #	Euro Disney SCA	4,981,489	578,788
*	Evialis SA	3,241	167,733
	Exel Industries SA	2,393	182,481
	Explosifs et de Produits Chimiques	524	270,360
#	Faurecia SA	31,964	2,060,887
#	Fimalac SA	111,143	9,452,681
*	Fininfo SA	11,236	210,722
	Finuchem SA	18,083	479,377
	Fleury Michon SA	4,019	218,930
#	Foncia Groupe	34,939	1,484,858
	Francois Freres (Tonnellerie) SA	3,839	142,638
*	Gantois Series A	647	5,472
#	Gaumont SA	14,607	1,291,468
* #	GECI International	52,548	161,728
#	Generale de Sante	65,332	2,238,973
#	Geodis SA	11,874	1,918,840
	Gevelot SA	3,584	269,102
* #	GFI Informatique SA	118,681	982,600
* #	Gifi	7,579	272,034
* #	Ginger (Groupe Ingenierie Europe)	3,601	64,361
#	GL Events	33,055	1,419,447
	Grands Moulins de Strasbourg	110	69,913
#	Group Gascogne SA	7,112	586,514
	Groupe Ares SA	10,632	41,389
	Groupe Crit	22,898	1,037,488
*	Groupe Flo SA	22,019	228,626
* #	Groupe Go Sport SA	2,207	206,218
	Groupe Guillin SA	1,200	113,434
#	Groupe Open SA	17,492	311,839
#	Groupe Steria SCA	37,118	2,102,208
#	Guerbet SA	5,543	940,874
#	Guyenne et Gascogne SA	26,000	2,992,654
#	Havas SA	528,576	2,646,536
*	Idsud	1,328	65,560
*	IEC Professionnel Media	19,353	51,486
#	IMS International Metal Service SA	51,946	1,194,219
* #	Infogrames Entertainment SA	311,327	300,442
* #	Ingenico SA	61,820	1,372,378
#	Ipsos SA	16,008	2,147,820
#	Kaufman et Broad SA	30,952	1,645,167
	Lafuma SA	6,232	551,623
	Laurent-Perrier Group	12,172	983,714
#	Lectra	82,737	567,043
#	Lisi SA	7,827	526,800
	Locindus	20,056	963,676
*	LVL Medical Groupe SA	22,789	306,374
#	Manitou BF SA	44,368	2,110,220
#	Manutan International SA	10,008	673,106
*	Marie Brizard	1,765	318,847

7

* #	Metaleurop SA	35,449	415,177
	MGI Coutier SA	2,753	93,335
*	MoneyLine SA	1,336	45,519
	Montupet SA	32,450	606,439
	Mr. Bricolage SA	22,804	459,295
#	Nexans SA	64,840	5,020,998
#	Norbert Dentressangle	12,697	878,337
*	NRJ Group	177,024	3,780,071
#	Oberthur Card Systems SA	117,901	957,772
*	Oeneo	94,474	235,633
* #	Orpea	51,311	3,800,583
*	Osiatis	1,400	14,791
	Paris Orleans et Cie SA	2,832	988,053
	Passat SA	7,819	120,376
*	Penauille Polyservices SA	43,685	736,195
	Petit Forestier SA	8,581	537,002
	Pierre & Vacances	12,899	1,181,905
#	Pinguely-Haulotte SA	44,282	1,235,641
#	Plastic Omnium SA	30,846	1,398,633
	Plastivaloire SA	1,700	49,572
	Prosodie SA	8,623	235,607
#	Provimi SA	57,248	1,909,200
	PSB Industries SA	7,367	359,591
	Radiall SA	4,548	478,264
#	Rallye SA	75,206	3,415,149
	Remy Cointreau SA	57,495	3,074,772
*	Rhodia SA	874,663	1,815,587
#	Robertet SA	2,183	341,323
#	Rodriguez Group SA	23,307	1,403,458
	Rougier SA	2,040	235,157
#	Rubis SA	21,528	1,579,291
*	S.T. Dupont SA	3,800	7,442
	Sabeton SA	13,500	212,910
#	SAMSE SA	4,400	838,289
	Sasa Industries SA	2,848	121,216
#	SCOR SA	2,575,766	6,113,918
#	SEB SA	23,360	2,614,514
#	Sechilienne SA	2,200	1,689,924
	Securidev SA	2,500	53,873
	Signaux Girod SA	894	92,952
	Smoby SA	1,172	72,315
	Societe de Developpement Regional de la Bretagne	5,106	20,421
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,776,286
#	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	2,446,752
#	Societe Industrielle D’Aviations Latecoere SA	21,731	859,992
	Societe Pour l’Informatique Industrielle SA	4,307	244,891
*	Sogeclair SA	1,356	71,869
*	Solving International SA	7,510	77,699
#	Somfy SA	22,900	5,489,044
#	Sopra Group SA	23,668	2,010,037
#	Spir Communication SA	4,886	767,358
#	SR Teleperformance	90,928	3,975,303
#	Stallergenes SA	5,369	812,438
	Ste Virbac SA	16,735	918,196
	STEF-TFE SA	23,715	1,399,732

8

	Sucriere de Pithiviers-Le-Vieil	1,825	1,730,000
* #	Sylis SA	13,098	84,414
#	Synergie SA	14,506	677,985
*	Team Partners Group SA	30,126	41,295
*	Teamlog SA	24,729	123,205
	Tessi SA	2,650	170,002
*	Tipiak SA	518	51,521
	Toupargel-Agrigel SA	15,163	831,489
	Trigano SA	32,572	1,667,102
*	UbiSoft Entertainment SA	31,118	1,598,695
#	Union Financiere de France Banque SA	16,369	979,354
* #	Valtech	187,303	161,015
#	Viel et Compagnie	127,678	688,250
	Vilmorin Clause et Cie SA	19,383	1,489,672
	VM Materiaux SA	2,432	455,415
	Vranken Pommery Monopole	7,433	405,050
*	XRT	73,575	185,755
TOTAL COMMON STOCKS			190,808,742

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,956
*	Gantois Series A Warrants 07/31/07	1,941	3,979
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	948
*	Oeneo Warrants 08/26/06	14,365	552
*	Prosodie SA Warrants 10/28/06	900	461
TOTAL RIGHTS/WARRANTS			8,896

TOTAL — FRANCE			190,817,638

GERMANY — (9.0%)
COMMON STOCKS — (9.0%)
*	3U Telecom AG	81,002	75,889
	A.S. Creation Tapeton AG	6,195	266,215
*	AAP Implantate AG	47,250	131,862
*	Aareal Bank AG	86,953	3,725,452
*	Abacho AG	29,174	73,031
*	AC-Service AG	7,811	72,183
	ADCapital AG	30,559	428,866
*	Adlink Internet Media AG	56,847	1,064,120
*	ADVA AG Optical Networking	69,091	765,510
	Agrob AG	5,800	89,662
* #	Aixtron AG	224,826	807,124
*	Allbecon AG	16,208	72,909
	Amadeus Fire AG	12,166	155,784
*	Analytik Jena AG	7,373	67,106
*	Analytik Jena AG Issue 06	1,314	11,960
	Andreae-Noris Zahn AG	27,200	1,316,197
*	Articon Integralis AG	31,050	125,528
*	Artnet AG	10,731	112,411
	Atoss Software AG	10,108	108,902
*	Augusta Technologie AG	19,681	298,625
#	AWD Holding AG	73,478	2,549,342
*	AZEGO AG	16,940	6,974

9

#	Baader Wertpapierhandelsbank AG	71,188	869,108
* #	Balda AG	128,088	1,578,076
*	Basler AG	7,668	122,681
* #	Beate Uhse AG	56,241	424,849
	Bechtle AG	33,834	744,453
*	Bertrandt AG	20,205	287,442
	Beta Systems Software AG	5,700	43,801
	BHS Tabletop AG	2,800	43,055
#	Bilfinger Berger AG	111,099	6,798,592
*	Biolitec AG	26,843	258,927
#	Biotest AG	15,382	583,143
*	BKN International AG	26,631	104,448
*	BMP AG	50,479	140,066
#	Boewe Systec AG	13,414	802,085
*	Borussia Dortmund GmbH & Co. KgaA	58,666	159,160
*	Broadnet AG	36,856	193,679
* #	Business Media China AG	9,909	329,177
*	CBB Holding AG	102,602	4,339
*	CE Global Sourcing AG	43,747	4,204
*	CEAG AG	20,670	442,756
	Cenit AG Systemhaus	9,197	353,199
*	CENTROTEC Sustainable AG	14,268	562,496
	Cewe Color Holding AG	10,463	394,072
#	Comdirect Bank AG	120,666	1,283,702
*	Computerlinks AG	13,463	206,083
*	Concord Effekten AG	11,528	48,505
*	Condomi AG	1,800	1,656
*	COR AG Insurance Technologies	19,180	96,238
	CTS Eventim AG	45,108	1,315,496
	Curanum AG	65,193	685,598
*	Cybio AG	11,685	76,199
*	D. Logistics AG	63,750	144,343
#	DAB Bank AG	133,926	1,253,556
	Data Modul AG	5,600	64,730
*	DEAG Deutsche Entertainment AG	36,433	77,567
	Deutsche Euroshop AG	43,693	2,985,648
* #	Deutsche Steinzeug Cremer & Breuer AG	87,200	93,948
* #	Deutz AG	189,155	1,657,145
	Dierig Holding AG	10,500	125,128
	Douglas Holding AG	105,237	4,786,238
	Dr. Hoenle AG	13,062	142,284
	Drillisch AG	79,246	436,668
*	Duerr AG	32,331	921,381
#	DVB Bank AG	7,124	1,747,947
*	Easy Software AG	13,167	96,238
	Eckert and Ziegler Strahlen — und Medizintechnik AG	4,199	66,586
	Elexis AG	16,470	418,934
*	Elmos Semiconductor AG	23,218	235,367
	ElreingKlinger AG	6,000	309,968
* #	EM.TV AG	118,273	566,493
*	Emprise Management Consulting AG	24,502	30,810
*	EMS New Media AG	42,609	58,420
	Energiekontor AG	38,401	223,071
*	Epcos AG	155,217	2,306,839
	Erlus AG	297	138,538

10

*	Escada AG	31,500	920,918
	Euwax AG	10,219	488,121
*	Evotec AG	144,460	583,219
	Fielmann AG	29,181	2,657,121
*	FJA AG	34,476	102,538
*	FJH AG Issue 06	9,529	28,341
	Fortec Elektronik AG	2,130	119,582
	Freenet.De AG	50,400	1,122,257
* #	Fuchs Petrolub AG	27,952	1,397,115
	GBWAG Bayerische Wohnungs AG	3,383	223,684
*	Geratherm Medical AG	8,513	71,015
#	Gerry Weber International AG	37,262	861,741
	Gesco AG	6,316	279,721
* #	GFK AG	45,483	1,836,239
*	GFT Technologies AG	59,238	235,893
* #	GPC Biotech AG	103,290	1,497,455
#	Grenkeleasing AG	27,896	1,956,010
	Grundstuecks & Baugesellschaft AG	3,567	195,747
#	Hamborner AG	21,000	814,008
*	Hansa Group AG	35,248	57,481
	Hawesko Holding AG	8,857	496,777
*	Herlitz AG	6,962	45,256
*	Hoeft & Wessel AG	14,884	81,761
*	Hucke AG	11,123	31,375
	Hugo Boss AG	25,100	1,038,010
	Hyrican Informations Systeme AG	4,483	44,668
*	I-D Media AG	23,140	71,806
	IFA Hotel & Touristik AG	7,000	71,452
*	IM International Media AG	152,932	131,302
	Indus Holding AG	26,409	1,004,120
*	Innovation in Traffic Systems AG	21,840	215,650
	INTERSEROH AG	12,506	488,242
* #	Intershop Communications AG	15,053	43,475
*	Intertainment AG	8,500	15,357
*	Isra Vision Systems AG	9,373	240,251
*	itelligence AG	56,089	215,505
#	IVG Immobilien AG	143,237	4,398,045
*	IVU Traffic Technologies AG	37,100	65,143
	IWKA AG	75,597	2,046,384
*	Jack White Productiions AG	15,810	125,324
*	Jenoptik AG	101,045	932,051
	K&S AG	55,500	4,647,152
	Kampa AG	20,646	161,685
	KERAMAG Keramische Werke AG	13,000	1,048,590
#	Kloeckner-Werke AG	63,870	900,114
* #	Kontron AG	116,194	1,311,515
	Krones AG	16,640	2,124,124
*	KSB AG	2,387	687,172
	KWS Saat AG	18,120	1,612,539
*	Leica Camera AG	1,466	13,369
	Leifheit AG	12,500	368,533
#	Leoni AG	112,500	4,330,747
*	Loewe AG	22,976	394,934
	LPKF Laser & Electronics AG	26,218	179,989
*	Mania Technologie AG	29,615	186,337

11

	Masterflex AG	8,056	274,943
*	Maxdata AG	32,897	77,292
*	Mediclin AG	67,462	345,877
* #	Medigene AG	59,928	552,131
#	Medion AG	67,750	922,192
	Mensch und Maschine Software AG	24,609	144,962
* #	Mobilcom AG	152,767	3,188,262
*	Mologen AG	15,853	138,772
* #	Morphosys AG	13,164	680,934
* #	Mosaic Software AG	5,200	6,663
#	Muehlabauer Holdings AG & Co. KGAA	15,349	630,128
	MVV Energie AG	129,372	3,658,586
*	MWB Wertpapierhandelshaus AG	10,768	95,540
*	MWG-Biotech AG	30,700	7,322
	Nemetschek AG	23,340	590,178
*	Neschen AG	5,800	12,777
*	Net AG Infrastructure, Software & Solutions	45,649	71,642
*	Net AG Infrastructure, Software & Solutions	13,708	21,514
*	Nexus AG	27,268	112,773
	Norddeutsche Affinerie AG	109,103	2,830,537
	Norddeutsche Steingut AG	5,960	68,777
*	Nordwest Handel AG	3,244	21,503
*	november AG	9,018	33,225
	OHB Technology AG	32,604	389,394
	Oldenburgische Landesbank AG	3,533	249,085
*	P&I Personal & Informatik AG	5,900	128,637
*	Pandatel AG	5,700	5,336
	Paragon AG	22,134	417,816
	Parsytec AG	29,615	114,006
	PC-Ware AG	14,056	233,735
#	Pfeiffer Vacuum Technology AG	20,981	1,344,511
* #	Pfleiderer AG	104,376	2,929,650
*	Pironet NDH AG	19,843	87,117
*	Pixelpark AG	22,213	51,059
*	Plambeck Neue Energien AG	49,119	234,563
*	Plasmaselect AG	35,172	179,528
*	Plenum AG	9,300	20,538
*	Primacom AG	48,830	250,459
	Progress-Werk Oberkirch AG	6,250	304,690
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,873	200,386
*	Pulsion Medical Systems AG	20,493	134,068
*	PVATepla AG	24,800	144,188
* #	QIAGEN NV	388,783	5,484,895
* #	QSC AG	255,715	1,437,157
#	Rational AG	15,083	2,796,733
	REALTECH AG	11,364	112,829
#	Renk AG	19,400	820,234
*	Repower Systems AG	16,716	940,180
#	Rheinmetall AG	45,000	3,336,387
	Rhoen-Klinikum AG	55,525	2,449,172
*	Rinol AG	1,475	868
*	Rohwedder AG	11,172	160,852
*	Ruecker AG	17,108	148,000
* #	S.A.G. Solarstrom AG	23,948	146,166
#	Sartorius AG	23,323	912,810

12

	Schlott Sebaldus AG	15,429	545,567
*	Secunet Security AG	14,141	195,963
	Sektkellerei Schloss Wachenheim AG	15,120	186,148
*	Senator Entertainment AG	980	3,096
*	SGL Carbon AG	174,679	3,693,413
	SHB Stuttgarter Finanz — und Beteiligungs AG	18,500	817,850
*	SHS Informationssysteme AG	20,891	61,016
*	Silicon Sensor International AG	7,954	98,924
* #	Singulus Technologies AG	109,860	1,544,217
	Sinner AG	4,160	77,827
*	SinnerSchrader AG	26,169	58,706
#	Sixt AG	38,312	2,302,808
*	SM Wirtschaftsberatungs AG	18,841	169,208
#	Software AG	62,591	3,240,100
#	Stada Arzneimittel AG	164,610	6,611,469
	Stahl (R.) AG	12,298	446,441
*	Stoehr & Co. AG	16,000	78,934
*	Strabag AG	9,445	1,034,704
*	Stratec Biomedical Systems AG	8,034	473,572
#	Sued-Chemie AG	29,146	2,111,841
*	Suess Microtec AG	38,984	365,694
	Synaxon AG	9,060	81,780
	Syskoplan AG	9,363	93,136
	Syzygy AG	27,576	194,543
* #	Takkt AG	128,385	1,987,889
*	TDS Informationstechnologie AG	36,183	114,811
	Techem AG	60,373	2,657,874
#	Technotrans AG	15,110	400,831
	Telegate AG	20,500	401,503
	Teles AG	26,657	130,978
*	Textilgruppe Hof AG	12,170	114,730
*	TFG Capital AG & Co. KGAA	36,723	124,868
*	Tomorrow Focus AG	101,081	285,669
*	TRIA It-solutions AG	3,939	6,378
	TTL Information Technology AG	6,400	13,938
*	UMS United Medical Systems International AG	10,753	55,236
	Umweltbank AG	10,442	248,791
* #	United Internet AG	92,804	5,217,328
*	Utimaco Safeware AG	35,121	434,875
*	Value Management & Research AG	42,250	246,392
*	Varetis AG	11,100	40,030
*	VBH Holding AG	9,415	41,158
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	2,304
*	Vivacon AG	46,935	1,887,963
#	Vossloh AG	30,233	1,514,750
*	W.O.M. World of Medicine AG	19,193	62,011
	Wanderer-Werke AG	7,903	415,028
*	WaveLight AG	11,800	139,697
*	WCM Beteiligungs-und Grundbesitz AG	617,895	198,219
	Westag & Getalit AG	7,000	107,822
*	Wire Card AG	168,653	1,260,032
	Wuerttembergische Lebensversicherung AG	20,665	875,522
#	Wuerttembergische Metallwarenfabrik AG	30,330	729,724
* #	Zapf Creation AG	16,045	182,935
TOTAL COMMON STOCKS			180,425,566

13

RIGHTS/WARRANTS — (0.0%)
*	Borussia Dortmund GMBH & Co. KGAA Rights 06/08/06	58,666	4,406
*	MWG-Biotech AG Rights 06/07/06	30,700	1,967
TOTAL RIGHTS/WARRANTS			6,373

TOTAL — GERMANY			180,431,939

GREECE — (3.7%)
COMMON STOCKS — (3.7%)
	A. Kalpinis — N. Simos Steel Service Center	18,022	62,553
*	Aegek S.A.	174,635	294,513
*	Agricultural Insurance S.A.	48,577	250,161
	Alco Hellas ABEE S.A.	72,720	121,576
*	Alfa Alfa Energy S.A.	3,810	6,792
*	Alfa Alfa Holdings S.A.	104,982	25,582
	Alfa-Beta Vassilopoulos S.A.	18,412	274,384
	Allatini Industrial & Commercial Co. S.A.	24,130	53,694
*	Alte Technological Co.	85,048	8,721
*	Altec Information & Communication Systems S.A.	80,278	220,446
	Alumil Milonas Aluminum Industry S.A.	44,386	175,644
*	Alysida S.A.	2,160	6,097
*	Anek Lines S.A.	171,271	341,325
	AS Co. S.A.	25,370	34,256
*	Aspis Bank S.A.	115,344	579,165
*	Aspis Pronia General Insurance S.A.	111,620	160,467
*	Astir Palace Hotels S.A.	80,500	624,364
	Athens Medical Center S.A.	117,974	633,426
	Atlantic Supermarkets S.A.	35,080	107,406
	Attica Holdings S.A.	213,674	1,194,234
	Attica Publications S.A.	16,674	64,802
	Atti-Kat S.A.	169,684	238,178
	Autohellas S.A.	76,340	356,641
	Babis Vovos International Construction S.A.	61,592	1,451,893
*	Balafas S.A.	15,200	3,701
*	Bank of Attica S.A.	202,121	1,324,531
	Bank of Greece	43,172	5,472,159
	Benrubi S.A.	11,121	53,989
	Betanet S.A.	19,520	93,103
*	Bitros Holdings S.A.	31,022	87,924
	Blue Star Maritime S.A.	194,050	711,607
	Byte Computers S.A.	22,730	65,096
*	C. Rokas S.A.	39,819	910,422
	Chipita International S.A.	94,032	415,067
*	Compucon Computer Applications S.A.	11,260	6,525
	Computer Peripherals International S.A.	9,110	9,468
	Crown Hellas Can S.A.	30,452	273,854
	Cyclon Hellas S.A	62,191	87,332
	Daios Plastics S.A.	16,350	114,164
	Delta Holdings S.A.	97,947	1,422,239
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	402,120
	Dionic S.A.	13,336	12,891
	Domiki Krittis S.A.	17,730	27,358
*	Dromeas S.A.	5,200	8,348

14

*	Dynamic Life S.A.	16,440	11,376
	Edrasis-C.Psalllidas Technical Co.	58,828	80,901
	Egnatia Bank S.A.	188,067	1,451,189
	EL. D. Mouzakis S.A.	31,653	38,586
	Elais Oleaginous Production S.A.	18,892	505,668
*	Elbisco Holding S.A.	56,000	221,436
	Elektrak S.A.	20,450	57,650
	Elektroniki Athinon S.A.	34,490	189,200
*	Elephant S.A.	26,310	2,695
	Elgeka S.A.	32,940	117,605
	Elmec Sport S.A.	116,156	303,059
*	Elton Chemicals S.A.	41,940	58,070
*	Empedos S.A.	15,974	1,638
	ETEM S.A.	63,672	148,103
*	Ethniki General Insurance Co. S.A.	178,148	1,474,355
*	Etma Rayon S.A.	11,242	22,062
*	Euro Reliance General Insurance Co. S.A.	27,330	57,519
	Eurodrip S.A.	46,480	70,522
	Euromedica S.A.	54,540	356,431
*	European Technical S.A.	32,750	9,652
	Everest S.A.	54,190	114,876
	Evrofarma S.A.	21,460	50,003
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	479,347
*	F.G. Europe SA Common Registered Shares	4,536	16,320
*	Fanco S.A.	10,110	2,488
*	Forthnet S.A.	42,375	435,532
*	Forthnet S.A. Issue 06	33,900	348,426
	Fourlis S.A.	97,540	1,403,042
	Frigoglass S.A.	77,530	1,093,818
	Galaxidi Fish Farming S.A.	12,940	15,643
	GEK Group of Cos S.A.	143,114	1,176,362
	General Commercial S.A.	24,060	22,918
*	Geniki Bank	127,174	1,519,701
	Germanos S.A.	187,190	4,394,393
	Goody’s S.A.	17,740	252,386
*	Gregorys Mikrogeumata S.A.	53,530	71,400
	Halkor S.A.	194,506	907,481
	Hatziioannou Holdings S.A.	89,750	131,523
*	Hellenic Cables S.A.	55,596	253,319
*	Hellenic Duty Free Shops S.A.	80,020	1,257,887
	Hellenic Fabrics S.A.	32,310	124,211
	Hellenic Sugar Industry S.A.	35,750	165,754
	Hellenic Technodomiki Tev S.A.	439,219	4,129,240
	Heracles General Cement Co.	93,293	1,741,116
*	Hippotour S.A.	13,891	14,230
	Hyatt Regency S.A.	130,260	1,837,513
	Iaso S.A.	142,540	971,746
	Iktinos Hellas S.A.	6,500	16,549
	Inform P. Lykos S.A.	28,260	159,594
*	Informatics S.A.	3,778	1,502
*	Intersat S.A.	19,392	8,697
	Intertech S.A.	18,056	64,341
	Intracom Holdings S.A.	310,826	2,069,925
	Intracom Technical & Steel Constructions S.A.	105,050	174,560
*	Ionian Hotel Enterprises S.A.	16,914	217,069

15

*	Ipirotiki Software & Publications S.A.	22,110	55,012
*	J Boutaris & Son Holding S.A.	48,870	39,474
	J&P-Avax S.A.	146,816	924,104
*	Karatzis S.A.	26,110	71,586
	Karelia Tobacco Co., Inc. S.A.	5,810	639,928
*	Kathimerini Publishing S.A.	23,740	179,490
	Katselis Sons S.A. Bread Industry	35,610	175,427
	Kego S.A.	32,045	76,494
*	Kekrops S.A.	6,444	131,427
*	Keramia-Allatini	10,368	8,822
*	Klonatex Group S.A. Bearer Shares	20,351	13,060
	Kordellou Brothers S.A.	14,760	18,949
	Ktima Kostas Lazaridis S.A.	18,326	30,632
	Lambrakis Press S.A.	118,587	451,955
*	Lamda Detergent SA	15,684	97,842
	Lampsa Hotel Co.	42,101	402,964
*	Lan-Net S.A.	126,887	189,126
	Lavipharm S.A.	96,324	198,920
*	Logic Data Information Systems S.A.	218,940	138,825
*	Loulis Mills S.A.	32,582	100,042
	Mailis (M.J.) S.A.	113,544	435,730
*	Maritime Company of Lesvos S.A.	201,279	331,568
*	Maxim S.A.	16,360	5,284
	Medicon Hellas S.A.	2,860	15,037
*	Mesochoritis Brothers S.A.	23,700	15,896
	Metka S.A.	80,240	828,591
	Michaniki S.A.	146,195	649,530
	Minerva Knitwear SA	5,140	9,866
	Minoan Lines S.A.	207,229	1,008,433
	MLS Multimedia S.A.	8,300	8,854
	Mochlos S.A.	196,609	68,180
*	Multirama S.A.	10,990	108,056
	Mytilineos Holdings S.A.	94,570	2,429,236
	N. Levederis S.A.	8,355	10,728
	Nafpaktos Textile Industry S.A.	10,580	13,438
*	Naoussa Spinning Mills S.A.	76,407	18,767
	National Bank of Greece	21,756	924,690
	Naytemporiki S.A.	29,620	58,918
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,116,251
*	Neorion New S.A. Holdings	27,210	37,270
	Newsphone Hellas S.A.	55,010	262,482
*	Nexans Hellas S.A.	3,003	10,792
*	Notos Com Holdings S.A.	99,854	386,970
	Pantechniki S.A.	84,860	372,446
*	Parnassos Enterprises S.A.	38,775	55,364
*	Pegasus Publishing S.A.	75,590	199,178
	Perseys S.A.	23,592	28,156
	Petropoulos S.A.	7,360	46,669
*	Petzetakis S.A.	49,310	103,790
	PG Nikas S.A.	42,497	249,531
*	Pilias S.A.	51,791	23,465
	Pipeworks L. Girakian Profil S.A.	11,730	17,007
	Piraeus Leasing S.A.	5,765	39,546
*	Prodeftiki Technical Co.	32,257	11,711
*	Promota Hellas S.A.	8,860	2,623

16

*	Reds S.A.	77,357	236,234
	Rilken S.A.	1,982	13,636
	S&B Industrial Minerals S.A.	56,301	647,430
*	Sanyo Hellas S.A.	132,841	201,408
	Sarantis S.A.	62,350	640,434
	Sato S.A.	48,224	151,805
*	Selected Textile Industry Assoc. S.A.	73,159	72,478
	Sfakianakis S.A.	18,250	155,350
*	Sheet Steel Co.	25,850	10,282
*	Shelman Hellenic-Swiss Wood S.A.	51,992	101,106
	Spyroy Agricultural Products S.A.	51,698	99,523
*	Stabilton S.A.	27,530	2,822
	Technical Olympic S.A.	238,420	1,237,562
*	Technodomi M.Travlos Brothers S.A.	13,910	3,743
	Teletypos S.A. Mega Channel	57,607	320,181
	Terna Tourist Technical & Maritime S.A.	90,680	1,257,170
*	Themeliodomi S.A.	37,422	17,739
	Thrace Plastics Co. S.A.	91,730	261,724
	Uncle Stathis S.A.	21,848	170,388
	Unisystems S.A.	86,560	222,252
	Vardas S.A.	26,020	73,033
*	Varvaressos S.A. European Spinning Mills	7,200	5,392
*	Veterin S.A.	41,524	89,512
	Viohalco S.A.	426,755	4,253,232
	Vioter S.A.	123,266	163,218
*	Vis Container Manufacturing Co.	4,259	14,463
*	Zampa S.A.	830	11,805
TOTAL COMMON STOCKS			73,890,901

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	19,393

TOTAL — GREECE			73,910,294

IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
	Abbey P.L.C.	86,889	1,135,104
*	Aminex P.L.C.	346,384	209,308
*	Blackrock International Land P.L.C.	897,420	413,982
*	Datalex P.L.C.	227,588	233,478
	DCC P.L.C.	292,359	6,867,871
	Donegal Creameries P.L.C.	26,085	140,315
*	Dragon Oil P.L.C.	1,510,561	5,454,417
	FBD Holdings P.L.C.	132,521	6,092,892
	Fyffes P.L.C.	897,420	1,654,291
	Glanbia P.L.C.	651,581	1,920,030
	Greencore Group P.L.C.	570,218	2,890,344
*	Horizon Technology Group P.L.C.	236,352	284,864
	IAWS Group P.L.C.	368,887	6,577,198
	IFG Group P.L.C.	205,432	513,815
	Independent News & Media P.L.C.	732,344	2,179,195
*	Iona Technologies P.L.C.	94,946	384,052
	Irish Continental Group P.L.C.	93,833	1,269,100
*	IWP International P.L.C.	39,611	1,776

17

*	Kenmare Resources P.L.C.	1,940,409	1,395,091
	Kingspan Group P.L.C.	185,024	3,312,059
	McInerney Holdings P.L.C.	106,428	1,650,161
	Paddy Power P.L.C.	123,744	2,328,862
	Qualceram Shires P.L.C.	40,136	63,773
	Readymix P.L.C.	256,299	741,589
*	South Wharf P.L.C.	14,262	83,995
	United Drug P.L.C.	803,679	3,763,458
*	Waterford Wedgwood P.L.C.	5,369,464	323,379
TOTAL — IRELAND			51,884,399

ITALY — (5.8%)
COMMON STOCKS — (5.8%)
*	A.S. Roma SpA	153,065	97,644
#	ACEA SpA	163,000	2,169,021
#	Acegas-APS SpA	72,607	638,543
*	Actelios SpA	343,329	4,095,532
#	Aedes SpA	324,161	2,289,660
#	Aem Torino SpA	536,101	1,345,533
	Aeroporto de Firenze SpA	17,918	344,920
* #	Alitalia SpA	123,532	126,645
	Amplifon SpA	395,920	3,556,992
#	Astaldi SpA	200,189	1,326,679
#	Azienda Mediterranea Gas e Acqua SpA	360,014	766,923
	Banca Finnat Euramerica SpA	706,431	948,933
#	Banca Ifis SpA	54,527	824,610
#	Banca Intermobiliare SpA	283,441	3,032,898
#	Banca Popolare d’Etruria e del Lazio Scrl	171,809	3,279,287
#	Banca Profilo SpA	253,156	791,347
#	Banco di Desio e della Brianza SpA	197,010	1,603,469
#	Banco Piccolo Valellinese Scarl SpA	314,205	4,463,642
*	Beghelli SpA	427,981	295,074
#	Benetton Group SpA	8,444	125,825
#	Beni Stabili SpA, Roma	1,309,500	1,343,247
#	Biesse SpA	54,375	876,013
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	484,849
#	Brembo SpA	83,626	780,466
#	Caltagirone Editore SpA	132,868	1,159,556
	Caltagirone SpA	202,599	2,267,741
#	Cam Finanziaria SpA	36,527	83,525
#	Carraro SpA	36,982	175,508
#	Cembre SpA	38,673	295,643
#	Cementir SpA	249,704	1,827,073
#	Centrale del Latte di Torino & Co. SpA	21,168	117,269
*	Ciccolella SpA	30,000	78,016
#	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,711,891
*	Cirio Finanziaria SpA	175,000	39,018
	Class Editore SpA	83,868	162,306
*	Compagnia Immobiliare Azionaria SpA	44,000	11,026
	Credito Artigiano SpA	293,050	1,269,523
#	Credito Bergamasco SpA	36,131	1,259,122
#	Cremonini SpA	146,885	404,162
*	CSP International Industria Calze SpA	53,641	62,945
#	Danieli & Co. SpA	86,438	983,158

18

#	Davide Campari — Milano SpA	275,990	2,610,817
#	De Longhi SpA	197,441	690,976
* #	Ducati Motor Holding SpA	537,054	488,115
#	Emak SpA	57,399	360,591
* #	EnerTad SpA	95,849	333,127
#	Ergo Previdenza SpA	103,646	637,235
#	Esprinet SpA	53,767	988,586
#	Fiera Milano SpA	22,729	245,056
*	Fin.Part SpA	133,481	25,400
*	Finarte — Semenzato Casa d’Aste SpA	56,266	43,904
* #	Finmatica SpA	35,900	104,839
#	Gabetti Holding SpA	64,201	304,343
#	Gefran SpA	31,849	197,950
*	Gemina SpA	835,842	2,906,287
#	Gewiss SpA	238,355	1,945,771
* #	Giovanni Crespi SpA	100,201	117,233
#	Granitifiandre SpA	82,117	879,398
#	Gruppo Ceramiche Ricchetti SpA	117,577	205,342
	I Grandi Viaggi SpA	98,547	274,133
*	Immobiliare Lombardia SpA	9,036,502	2,399,786
#	Immsi SpA	570,040	1,681,935
*	Impregilo SpA	990,684	3,820,905
#	Indesit Co. SpA	155,000	1,887,336
#	Industria Macchine Automatique SpA	44,481	630,601
#	Industria Romagnola Conduttori Elettrici SpA	38,502	143,708
*	Intek SpA	345,449	327,344
#	Interpump Group SpA	158,501	1,356,281
*	Italjolly — Compagnia Italiana dei Jolly Hotels SpA	34,500	667,395
#	Italmobiliare SpA	20,975	1,774,636
* #	Juventus Footbal Club SpA	242,284	380,176
#	La Doria SpA	59,783	185,230
	Lavorwash SpA	25,065	69,131
#	Linificio e Canapificio Nazionale SpA	60,550	230,762
#	Maffei SpA	60,568	158,142
#	Mariella Burani SpA	37,213	1,002,093
#	Marzotto SpA	151,704	578,754
#	Meliorbanca SpA	183,995	847,009
#	Mirato SpA	34,945	370,027
#	Monrif SpA	212,521	332,349
* #	Montefibre SpA	260,521	114,291
#	Navigazione Montanari SpA	254,494	1,158,852
*	Negri Bossi SpA	13,700	27,398
*	NGP SpA	17,891	8,024
* #	Olidata SpA	82,236	94,660
*	Opengate Group SpA	4,000	9,790
*	Pagnossin SpA	9,000	9,913
*	Part Italiane SpA	41,062	14,943
* #	Permasteelisa SpA	67,249	1,259,467
* #	Pininfarina SpA	31,285	1,062,961
#	Pirelli & C.Real Estate SpA	9,600	657,369
#	Poligrafici Editoriale SpA	142,784	248,875
	Premafin Finanziaria SpA	443,890	1,137,753
#	Premuda SpA	232,466	438,677
*	Ratti SpA	159,537	114,560
#	Recordati SpA	253,821	2,044,446

19

*	Reno de Medici SpA	577,167	480,666
*	Richard-Ginori 1735 SpA	140,800	81,470
	Risanamento Napoli SpA	304,043	1,947,750
#	Sabaf SpA	22,562	640,449
#	SAES Getters SpA	21,813	711,717
*	Schiapparelli 1824 SpA, Milano	1,322,152	79,734
	Sirti SpA	29,967	89,690
* #	SMI-Societa Metallurgica Italiana SpA	282,640	127,868
	Smurfit SISA SpA	72,500	250,468
* #	SNIA SpA	793,376	80,252
*	Societa Partecipazioni Finanziarie SpA	821,139	804,224
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,444,486
#	Socotherm SpA	41,461	664,182
	Sogefi SpA	228,379	1,611,446
#	Sol SpA	194,092	1,106,801
* #	Sorin SpA	452,327	856,133
	Stefanel SpA	54,400	254,819
#	Targetti Sankey SpA	23,950	174,956
*	Tecnodiffusione Italia SpA	3,332	8,539
#	Telecom Italia Media SpA	3,068,335	1,305,533
* #	Tiscali SpA	742,907	2,440,859
	Tod’s SpA	30,476	2,275,540
	Trevi Finanziaria SpA	89,247	739,266
#	Valentino Fashion Group SpA	150,000	4,218,767
*	Vemer Siber Group SpA	164,649	117,968
* #	Viaggi del Ventaglio SpA	94,706	76,549
	Vianini Industria SpA	57,520	242,332
#	Vianini Lavori SpA	180,752	2,233,795
#	Vittoria Assicurazioni SpA	61,046	840,307
* #	Zucchi (Vincenzo) SpA	144,350	578,039

TOTAL — ITALY			114,604,521

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
	Aalberts Industries NV	73,378	5,443,918
	Accell Group NV	25,920	880,575
*	AFC Ajax NV	14,218	158,127
	Amsterdam Commodities NV	40,800	189,325
	Arcadis NV	58,275	2,825,332
* #	ASM International NV	134,890	2,307,366
*	Atag Group NV	4,630	1,721
	Athlon Holding NV	34,250	1,317,170
	Batenburg Beheer NV	3,000	203,142
*	Begemann Groep NV Series B	13,451	3,945
	Beter Bed Holding NV	50,502	1,192,198
	Boskalis Westminster NV	65,442	4,524,835
	Brunel International NV	65,086	2,236,690
	Buhrmann NV	252,113	3,916,056
	Crown Van Gelder NV	12,000	284,573
* #	Crucell NV	119,738	2,751,262
*	Crucell NV ADR	45,768	1,052,664
	DOCdata NV	20,517	210,399
* #	Draka Holding NV	34,598	574,393
*	Econosto NV	38,837	221,972

20

	Eriks Group NV	23,624	1,211,127
#	Exact Holding NV	70,302	2,361,072
	Fornix Biosciences NV	15,164	498,622
	Gamma Holding NV	15,705	845,859
#	Getronics NV	386,446	4,589,336
#	Grolsche NV	32,100	1,111,768
	Grontmij NV	12,028	1,010,449
* #	Hagemeyer NV	1,576,607	7,790,801
	Heijmans NV	69,723	3,571,522
	Hitt NV	20,431	178,222
#	ICT Automatisering NV	24,258	538,446
	Imtech NV	59,164	2,904,188
* #	Jetix Europe NV	131,139	2,972,481
	Kas Bank NV	42,888	1,084,847
*	Kendrion NV	272,179	628,740
	Koninklijke Bam Groep NV	264,205	5,637,401
	Koninklijke Ten Cate NV	64,780	1,830,076
	Koninklijke Vopak NV	68,711	2,434,121
* #	Laurus NV	199,032	970,696
	Macintosh Retail Group NV	63,834	2,152,493
*	Maverix Capital NV	1,500	73,039
	Nederlandsche Apparatenfabriek NV	15,496	553,828
#	Nutreco Holding NV	97,165	5,882,820
#	Oce NV	278,782	4,397,681
	OPG Groep NV Series A	35,113	3,188,374
	Ordina NV	99,002	2,099,896
* #	Pharming Group NV	230,032	939,138
*	Punch Technix NV	2,284	36,185
*	Qurius NV	155,232	155,357
	Reesink NV	2,050	248,502
*	Roto Smeets de Boer NV	3,062	142,281
*	Samas-Groep NV	73,931	797,136
* #	Seagull Holding NV	6,767	24,722
* #	Semiconductor Industries NV	102,576	591,695
	Sligro Food Group NV	61,949	3,262,233
	Smit Internationale NV	21,218	1,584,844
	Stern Groep NV	1,236	63,571
	Stork NV	86,944	4,753,027
	Telegraaf Media Groep NV	148,536	4,074,229
*	Textielgroep Twenthe NV	1,000	3,203
*	Tulip Computers NV	614,053	267,964
	Twentsche Kabel Holding NV	20,555	1,376,799
*	Unit 4 Agresso NV	36,020	729,429
	United Services Group NV	69,746	5,412,976
	Univar NV	52,045	2,407,511
#	Van der Moolen Holding NV	117,201	855,459
	Wegener Arcade NV	78,833	1,395,024
TOTAL COMMON STOCKS			119,934,853

RIGHTS/WARRANTS — (0.0%)
*	Nutreco Holding NV Coupons	97,165	0

TOTAL — NETHERLANDS			119,934,853

21

NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
	Acta Holding ASA	364,000	1,322,619
#	Aker Yards ASA	28,121	1,980,302
#	Aktiv Kapital ASA	60,417	1,083,920
	Arendals Fosse Kompani ASA	100	18,815
* #	Birdstep Technology ASA	50,000	107,959
*	Blom ASA	48,367	183,901
	Bonheur ASA	16,850	2,261,045
*	Consorte Group ASA	30,000	39,428
*	Corrocean ASA	63,321	45,798
	Det Norske Oljeselskap ASA	422,076	3,993,865
	DOF ASA	112,506	869,391
#	EDB Elektronisk Data Behandling ASA	149,417	1,290,741
#	Ekornes ASA	72,790	1,540,439
* #	Eltek ASA	77,442	1,035,565
* #	Ementor ASA	947,521	422,168
#	Expert ASA	64,250	911,151
*	Fara ASA	56,000	21,851
	Farstad Shipping ASA	60,790	1,056,628
* #	Fast Search & Transfer ASA	487,050	1,554,223
	Fjord Seafood ASA	1,525,483	2,095,394
	Ganger Rolf ASA	12,090	1,444,890
*	Gresvig ASA	4,590	47,980
	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	178,905
*	Independent Oil Tools ASA	75,603	34,807
	Itera Consulting Group ASA	148,000	120,237
	Kongsberg Gruppen ASA	49,500	1,215,801
*	Kverneland ASA	23,108	294,750
#	Leroy Seafood Group ASA	59,000	1,116,058
*	Natural ASA	10,143	39,858
* #	Nera ASA	315,753	700,584
*	Nordic Semiconductor ASA	51,200	397,054
* #	Northern Offshore, Ltd.	513,400	342,056
* #	Ocean Rig ASA	500,262	3,697,801
	Odfjell ASA Series A	91,700	1,539,576
#	Olav Thon Eiendomsselskap ASA	13,360	1,488,359
*	Otrum ASA	17,800	45,398
	P4 Radio Hele Norge ASA	40,200	164,781
*	Petrolia Drilling ASA	800,000	414,100
* #	Photocure ASA	33,362	222,698
#	Prosafe ASA	88,380	5,068,717
*	Q-Free ASA	56,000	189,319
#	Rieber and Son ASA Series A	74,054	602,872
	Scana Industrier ASA	222,423	220,359
* #	Sinvest ASA	140,520	2,836,713
* #	Software Innovation ASA	39,943	144,836
	Solstad Offshore ASA	59,900	1,091,782
	Sparebanken Midt-Norge	130,450	1,540,898
#	Steen and Stroem ASA	19,512	848,360
*	Synnove Finden ASA	16,200	87,697
#	Tandberg ASA Series A	217,280	1,856,591
*	Tandberg Data ASA	122,130	155,263
*	Tandberg Storage ASA	48,450	31,183

22

* #	Tandberg Television ASA	253,830	4,617,214
*	Tgs-Nopec Geophysical Co. ASA	79,110	6,175,680
*	Thin Film Newco ASA	16,200	50,610
#	Tomra Systems ASA	616,328	5,819,032
*	TTS Marine ASA	29,000	177,041
*	Tybring-Gjed ASA	585,146	675,666
#	Veidekke ASA	54,646	2,069,325
	Visma ASA	80,193	1,769,267
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,033,849
TOTAL — NORWAY			73,403,170

PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
*	Cin Corporacao Industrial do Norte SA	1,000	6,477
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	221,333	567,741
*	Fibras Sinteticas de Portugal SA	195,903	49,987
	Finibanco Holdings SGPS SA	163,530	487,505
* #	Gescartao SGPS SA	31,395	664,391
*	Grupo Soares da Costa SGPS SA	41,273	148,174
	Ibersol SGPS SA	20,401	211,188
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,118,881
*	Investimentos Participacoes e Gestao SA Inapa	43,702	160,369
	Jeronimo Martins SGPS SA	170,757	3,020,574
	Mota-Engil SGPS SA	321,911	1,761,627
* #	Novabase SGPS	56,005	428,736
* #	ParaRede SGPS SA	545,591	175,019
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,286,473
#	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	564,332
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	351,743
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,675,572
* #	Sonaecom SGPS SA	467,787	2,590,375
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	77,702
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	141,161
	Teixeira Duarte Engenharia e Construcoes SA	642,135	1,203,198
*	Tertir Terminais de Portugal SA	9,467	71,045
TOTAL — PORTUGAL			16,762,270

SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
	Abengoa SA	92,728	2,510,326
	Adolfo Dominguez SA	17,295	963,298
*	Amper SA	69,699	724,446
* #	Avanzit SA	17,275	46,970
* #	Azkoyen SA	54,599	506,743
#	Banco de Andalucia SA	9,800	1,214,847
	Banco de Credito Balear SA	35,424	1,289,326
#	Banco Guipuzcoano SA	137,119	4,025,641
*	Baron de Ley SA	11,179	580,920
#	Bodegas Riojanas SA	7,799	89,060
#	Campofrio Alimentacion SA	92,800	1,604,691
	Cementos Portland Valderrivas SA	16,881	1,894,710
	Compania de Distribucion Integral Logista SA	29,600	1,704,116

23

	Compania Vinicola del Norte de Espana SA	15,600	280,088
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,013,928
*	Dogi International Fabrics SA	20,913	97,751
#	Duro Felguera SA	29,631	901,808
	Electnor SA	91,500	2,814,575
* #	Ercros SA	1,103,370	991,065
*	Espanola del Zinc SA	29,250	68,965
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,930	1,191,884
#	Faes Farma SA	101,818	2,441,936
*	Faes Farma SA	12,727	305,242
*	Federico Partenina SA	1,190	11,560
	Funespana SA	21,493	204,608
	Grupo Catalana Occidente SA	22,301	2,836,944
	Grupo Empresarial Ence SA	52,205	2,094,814
	Hullas del Coto Cortes SA	8,666	118,781
	Iberpapel Gestion SA	24,657	581,666
	Inbesos SA	12,494	192,075
	Indo Internacional SA	37,172	400,915
	Inmobiliaria del Sur SA	457	117,119
	Inmobiliaria Urbis SA	80,282	1,720,548
* #	La Seda de Barcelona SA	216,905	626,052
	Lingotes Especiales SA	22,080	216,047
* #	Mecalux SA	45,452	1,669,081
#	Miquel y Costas & Miquel SA	8,512	251,594
	Natra SA	64,316	659,238
* #	Natraceutical SA	425,904	678,280
	NH Hoteles SA	21,703	360,369
*	Nicolas Correa SA	15,750	87,907
	Obrascon Huarte Lain SA	107,743	2,211,241
	Pescanova SA	26,443	860,424
	Prim SA	23,746	424,788
	Prosegur Cia de Seguridad SA	59,129	1,477,510
* #	Service Point Solutions SA	124,889	422,544
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	121,667	756,823
#	Sol Melia SA	112,700	1,724,673
* #	SOS Cuetara SA	259,937	3,724,548
	Tavex Algodonera SA	71,605	291,666
* #	Tecnocom Telecomunicaciones y Energia SA	30,595	392,443
* #	Tele Pizza SA	479,353	1,566,963
	Tubacex SA	400,017	2,334,093
	Tubos Reunidos SA	104,798	1,637,740
	Unipapel SA	44,264	1,244,309
#	Uralita SA	338,493	1,697,974
* #	Urbanizaciones y Transportes SA	178,213	537,419
	Vidrala SA	47,040	1,208,236
	Viscofan SA	135,306	1,989,910
*	Zeltia SA, I-06	8,822	69,785
#	Zeltia SA, Madrid	441,122	3,489,252
TOTAL — SPAIN			68,152,275

SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
*	Acando AB Series B	130,800	241,765

24

* #	Active Biotech AB	77,400	693,786
	Addtech AB Series B	56,300	841,182
*	Alfaskop AB	3,200	354
#	Angpanneforeningen AB Series B	38,800	767,830
* #	Anoto Group AB	261,833	527,205
	Aros Quality Group AB	13,800	271,297
*	Artimplant AB Series B	144,000	103,774
	Axfood AB	92,000	2,529,189
#	Axis AB	183,494	1,574,842
	Ballingslov International AB	26,700	609,752
	Beiger Electronics AB	14,700	247,341
#	Beijer AB Series B	14,100	326,897
	Beijer Alma AB	58,800	552,902
	Bergman & Beving AB Series B	66,900	1,249,393
#	Biacore International AB	24,350	825,677
	Bilia AB Series A	116,725	1,607,630
#	Billerud AB	139,100	1,993,807
*	BioGaia AB Series B	38,000	120,824
* #	Biotage AB	51,940	70,484
*	Bong Ljungdahl AB	24,800	235,189
*	Boras Waefveri AB Series B	11,200	49,722
* #	Boss Media AB	73,700	176,595
*	Cantena AB	58,362	686,327
*	Capio AB, Goethenburg	258,500	4,743,000
*	Capio AB, Paid Subscribers shares	51,700	944,162
	Capona AB	25,400	365,843
	Cardo AB	63,000	2,049,422
#	Castellum AB	428,900	3,855,571
#	Clas Ohlson AB Series B	102,500	1,972,261
	Cloetta AB Series B	22,250	678,392
#	Concordia Maritime AB Series B	70,300	427,152
* #	Consilium AB Series B	12,746	66,386
	D. Carnegie & Co. AB	148,200	2,985,298
*	DORO AB	400	1,035
*	Duroc AB Series B	2,700	11,136
	Elekta AB Series B	317,200	5,058,785
	Elverket Vallentuna AB	8,650	50,885
* #	Enea Data AB Series B	1,012,000	483,120
	Eniro AB	288,700	3,125,536
	Expanda AB	19,547	156,809
	Fabege AB	205,350	3,616,865
#	Fagerhult AB	16,800	359,479
* #	Framfab AB	3,116,000	435,213
	Geveko AB Series B	10,800	298,087
	Gunnebo AB	106,800	1,255,366
	Gunnebo Industrier AB	10,000	207,342
	Haldex AB	64,700	1,433,090
	Heba Fastighets AB Series B	14,500	302,193
	Hexagon AB	10,716	376,474
#	Hiq International AB	111,889	594,503
	HL Display AB Series B	14,400	274,497
#	Hoganas AB Series B	46,400	1,181,806
#	IBS AB Series B	195,200	712,669
*	Industrial & Financial Systems AB Series B	487,600	658,282
*	Intellecta AB Series B	5,500	30,431

25

	Intrum Justitia AB	163,100	1,472,908
	Invik and Co. AB Series B	15,540	226,034
	JM AB	78,000	5,342,644
	Klovern AB	303,476	912,857
	Kungsleden AB	432,600	4,591,875
	Lagercrantz Group AB Series B	64,300	242,022
*	LB Icon AB	45,330	322,631
	Lennart Wallenstam Byggnads AB Class B	123,900	1,677,150
* #	Lindex AB	235,900	3,527,414
	Ljungberg Gruppen AB Series B	3,800	99,755
*	Lundin Mining Corp.	4,322	127,675
*	Lundin Petroleum AB	90,000	1,161,152
*	Mandator AB	455,520	125,940
#	Meda AB Series A	255,575	4,827,820
*	Medivir Series B	17,250	108,597
*	Micronic Laser Systems AB	105,400	1,982,234
	Munters AB	57,000	2,027,055
	Narkes Elektriska AB Series B	9,750	168,747
	NCC AB Series B	118,100	2,739,055
	Nefab AB	55,300	466,546
*	Net Insight AB Series B	924,000	292,916
	New Wave Group AB Series B	107,400	1,309,283
#	Nibe Industrier AB	46,300	1,859,168
#	Nobia AB	144,500	4,705,147
#	Nolato AB Series B	66,440	758,659
*	Observer AB	245,156	1,055,867
	OEM International AB Series B	14,800	327,665
#	OMX AB	189,900	3,263,689
	Orc Software AB	36,300	261,198
*	Ortivus AB	32,007	131,358
	Partnertech AB	28,800	434,597
#	PEAB AB Series B	125,200	2,131,221
*	Pergo AB	135,000	935,646
	Poolia AB Series B	36,150	225,077
	Prevas AB Series B	16,000	46,278
*	Pricer AB Series B	1,711,500	255,674
*	Proact It Group AB	29,000	97,928
* #	Proffice AB	215,400	515,838
	Profilgruppen AB	16,300	180,347
	Protect Data AB	53,100	823,251
#	Q-Med AB	39,800	1,895,242
* #	Readsoft AB Series B	48,800	163,418
	Rederi AB Transatlantic Series B	95,600	436,387
#	Rottneros Bruk AB	425,600	362,513
	Salus Ansvar AB Series B	38,900	162,328
	Sardus AB	11,200	124,791
*	Scribona AB Series A	40,100	94,869
*	Scribona AB Series B	126,300	323,481
*	Semcon AB	39,900	331,157
	Sigma AB Series B	25,800	44,104
*	Sintercast AB	11,800	139,970
	Skanditek Industrifoervaltnings AB	156,975	869,422
	Skistar AB	94,800	1,260,231
	Studsvik AB	21,900	722,906
*	SWECO AB	36,800	1,075,675

26

* #	Switchcore AB	185,784	12,618
*	Teleca AB Series B	157,200	848,908
* #	Telelogic AB	777,200	1,851,443
* #	Teligent AB	55,700	117,950
*	Ticket Travel Group AB	41,152	113,909
	Trelleborg AB Series B	219,700	4,484,842
#	TV 4 AB Series A	23,000	690,519
	Uniflex AB Series B	3,630	36,546
	VBG AB Series B	271	15,074
*	Vitrolife AB	41,500	146,683
*	Wedins Skor & Accessoarer AB	113,400	163,456
	Westergyllen AB Series B	9,400	99,791
	Wihlborgs Fastigheter AB	65,658	1,056,789
	Wilh. Sonesson AB Series A	4,160	17,093
	Wilh. Sonesson AB Series B	4,160	14,951
#	WM-data AB Series B	1,005,800	3,019,640
	Xponcard Group AB	7,300	146,993
TOTAL COMMON STOCKS			127,619,471

RIGHTS/WARRANTS — (0.0%)
*	Jm AB Rights 06/02/06	78,000	86,870
TOTAL — SWEDEN			127,706,341

SWITZERLAND — (12.1%)
	COMMON STOCKS — (12.1%)
*	4M Technologies Holding SA	18,445	65,328
	A. Hiestad Holding AG	1,426	1,459,526
*	Actelion, Ltd.	51,203	5,967,198
	AFG Arbonia-Forster Holding AG	3,430	1,195,661
	Agie Charmilles Holding AG	6,433	677,357
	Allreal Holding AG	28,047	2,808,380
	Also Holding AG	16,678	784,546
*	Amazys Holding AG	9,413	817,969
	Ascom Holding AG	92,504	1,309,810
	Bachem AG	26,438	1,627,252
	Baloise-Holding AG	43,500	3,236,566
	Bank Coop AG	31,715	2,031,106
	Bank Sarasin & Cie Series B	1,778	4,755,924
*	Banque Cantonale de Geneve	1,628	273,876
	Banque Cantonale du Jura	450	158,666
	Banque Cantonale Vaudoise	11,113	4,143,258
	Banque Privee Edmond de Rothschild SA	161	2,999,298
	Barry Callebaut AG	10,927	4,223,406
	Basellandschaftliche Kantonalbank	600	518,470
	Basler Kantonalbank	5,250	469,479
	Belimo Holdings AG	1,884	1,454,391
	Berner Kantonalbank	23,689	4,001,728
	Bobst Group AG	36,682	1,687,342
	Bossard Holding AG	8,467	591,163
	Bucher Industries AG	33,989	3,204,854
	BVZ (Brig Visp Zermatt) Holding AG	580	148,593
	Calida Holding AG	396	164,745
*	Card Guard AG	26,696	113,853

27

	Carlo Gavazzi Holding AG	1,065	174,086
*	Charles Voegele Holding AG	29,471	2,347,504
*	Clariant AG	112,375	1,694,661
	Compagnie Financiere Tradition	5,202	619,211
	Compagnie vaudoise d’electricite	2,023	2,201,877
	Converium Holding AG	546,150	6,507,164
	Conzzeta Holdings AG	1,415	2,345,941
*	COS Computer Systems AG	4,391	81,370
*	Crealogix Holding AG	3,388	229,563
	Daetwyler Holding AG	348	1,399,343
	Edipresse SA	1,410	654,808
	Eichhof Holding AG	458	576,815
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	2,473,021
*	ELMA Electronic AG	472	112,698
	Emmi AG	12,206	1,501,041
	Ems-Chemie Holding AG	31,716	3,399,525
	Energie Electrique du Simplon SA	350	187,350
*	Energiedienst Holding AG	8,265	3,332,257
*	Escor Casino & Entertainment AG	2,010	39,175
#	Feintol International Holding AG	1,601	439,051
*	Fischer (Georg) AG	11,518	5,215,884
	Flughafen Zuerich AG	6,956	1,523,858
*	Forbo Holding AG, Eglisau	5,990	1,565,885
*	Fuchs Petrolub AG	18,009	867,338
	Galenica Holding AG	15,936	3,257,874
	Generali (Schweiz) Holding	2,082	762,447
	Getaz Romang Holding SA	1,280	652,293
*	Golay-Buchel Holding SA	40	45,612
	Gurit Holding AG	1,326	1,595,661
	Helvetia Patria Holding	12,833	3,336,968
	Hexagon AB Series B	27,240	947,371
*	Implenia AG	49,554	1,091,892
	Industrieholding Cham AG	1,704	531,807
	Interroll-Holding SA	2,475	661,424
	Intershop Holding AG	3,444	728,986
*	IsoTis SA	251,843	351,189
	Jelmoli Holding AG	1,521	2,692,074
	Jelmoli Holding AG	2,835	1,022,750
	Kaba Holding AG	5,543	1,385,080
*	Kardex AG	17,133	828,833
	Komax Holding AG	9,005	801,953
#	Kudelski SA	106,944	2,697,559
	Kuoni Reisen Holding AG	13,794	7,551,819
*	Lem Holdings SA	3,651	488,056
	Lonza Group AG	116,082	7,933,657
	Luzerner Kantonalbank	12,927	2,718,518
	Metraux Services SA	1,853	335,181
#	Micronas Semiconductor Holding AG	78,808	2,096,477
*	Mikron Holding AG	43,452	484,024
	Mobilezone Holding AG	92,684	531,297
*	Moevenpick-Holding AG	1,320	345,640
*	Nextrom Holding SA	1,409	12,143
	Orell Fuessli Holding AG	5,076	616,401
	OZ Holding AG	10,374	797,339
*	Parco Industriale e Immobiliare SA	600	1,723

28

	Phoenix Mecano AG	3,041	1,187,580
	Phonak Holding AG	133,842	7,697,809
*	PSP Swiss Property AG	148,025	7,597,240
	PubliGroupe SA	5,856	1,923,441
	Rieters Holdings AG	14,862	5,818,454
	Saurer AG	54,628	4,038,394
*	Schaffner Holding AG	1,830	245,891
	Schweiter Technology AG	4,193	1,043,395
	Schweizerhall Holding AG	8,107	865,758
#	Schweizerische National Versicherungs Gesellschaft	1,826	1,028,629
*	SEZ Holding AG	51,903	1,246,226
	SIA Abrasives Holding AG	2,381	741,048
	Siegfried Holding AG	8,560	1,303,605
*	Sig Holding AG	20,338	4,298,122
*	Sihl	150	369
*	Sika AG	8,623	9,708,361
	Societa Elettrica Sopracenerina SA	2,409	465,000
	Societe Generale d’Affichage	5,872	865,455
	St. Galler Kantonalbank	9,217	3,197,505
	Sulzer AG	14,002	10,058,354
	Swiss Prime Site AG	81,434	4,130,138
	Swissfirst AG	27,315	2,396,183
* #	Swisslog Holding AG	604,807	666,780
	Swissquote Group Holding SA	4,122	1,066,456
	Tamedia AG	9,320	972,798
	Tecan Group AG	37,666	2,042,390
*	Temenos Group AG	103,548	1,043,432
*	Tornos SA	38,028	399,414
*	UMS Schweizerische Metallwerke Holding AG	17,585	243,759
* #	Unaxis Holding AG	27,910	7,862,349
*	Unilabs SA	23,874	735,748
	Valiant Holding AG	60,231	6,526,965
	Valora Holding AG	10,243	2,110,415
	Vaudoise Assurances Holdings	2,385	316,823
	Villars Holding SA	150	56,625
*	Von Roll Holding AG	379,814	794,091
	Vontobel Holdings AG	109,967	3,997,347
	Walliser Kantonalbank	1,457	595,330
	WMH Walter Meier Holding AG	4,878	492,601
	Zehnder Holding AG	786	1,236,856
	Zueblin Immobilien Holding AG	78,908	724,471
	Zuger Kantonalbank	590	1,792,083
TOTAL COMMON STOCKS			241,216,909

PREFERRED STOCKS — (0.0%)
*	Fuchs Petrolub AG	18,009	945,732

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	14,204
TOTAL — SWITZERLAND			242,176,845

29

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $283,910,000 U.S. Treasury Notes, rates ranging from 3.375% to 5.500%, maturities ranging from 02/15/08 to 11/15/13, valued at $279,736,746) to be repurchased at $274,288,139	$274,251	274,250,810
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $104,331,953 FHLMC 4.125%, 10/18/10; & FNMA 5.125%, 01/02/14, valued at $102,014,195) to be repurchased at $100,013,917	100,000	100,000,000
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $242,478,000 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 02/15/31; & U.S. Treasury Bond 7.25%, 05/15/16, valued at $132,600,869) to be repurchased at $130,017,767	130,000	130,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,063,495) to be repurchased at $1,047,142	1,047	1,047,000
TOTAL TEMPORARY CASH INVESTMENTS		505,297,810

TOTAL INVESTMENTS - (100.0%)
(Cost $1,473,811,135)		$1,995,484,412

See accompanying Notes to Financial Statements.

30

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††
ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$885,866
*	Alpargatas SAIC	1,078	1,711
	Alto Palermo SA Series A	5,000	9,447
	BBVA Banco Frances SA	399,900	1,022,217
*	Capex SA Series A	52,893	144,442
*	Celulosa Argentina SA Series B	24,922	18,993
*	Central Puerto SA Series B	16,000	11,126
*	Endesa Costanera SA Series B	114,100	93,476
*	Gas Natural Ban SA	345,000	174,185
*	IRSA Inversiones y Representaciones SA	657,649	772,665
*	Juan Minetti SA	353,151	339,781
	Ledesma S.A.A.I.	242,632	150,237
*	Metrogas SA Series B	543,115	175,909
*	Molinos Rio de la Plata SA Series B	596,060	670,022
	Siderar S.A.I.C. Series A	649,191	4,761,898
	Solvay Indupa S.A.I.C.	555,366	541,394
*	Transportadora de Gas del Sur SA Series B	445,280	429,836
TOTAL — ARGENTINA			10,203,205

BRAZIL — (11.4%)
COMMON STOCKS — (1.4%)
	Arcelor Brasil SA	535,346	7,824,733
	Brasil Telecom Participacoes SA	59,520,574	643,466
	Companhia de Bebidas das Americas	8,994,767	3,274,679
	Companhia Siderurgica Nacional SA	241,404	7,161,217
	Copesul Companhia Petroquimica do Sul	55,860	644,232
	CPFL Energia SA	1,935	23,973
*	Embratel Participacoes SA	57,550,000	146,830
	Lojas Renner SA	3,162	161,347
	Souza Cruz SA	435,300	6,211,849
*	Tele Norte Celular Participacoes SA	57,624,254	19,187
	Tele Norte Leste Participacoes SA	59,254	1,652,706
	Tractebel Energia SA	108,600	803,053
*	Vivo Participacoes SA	64,140	282,909
TOTAL COMMON STOCKS			28,850,181

PREFERRED STOCKS — (10.0%)
	Ambev Cia de Bebidas das Americas	12,453,835	5,116,170
	Ambev Cia de Bebidas das Americas ADR	192,100	7,874,179
	Aracruz Celulose SA ADR	35,900	1,836,285
	Aracruz Celulose SA Series B	711,999	3,617,725

1

	Banci Itau Holding Financeira SA	868,000	22,896,432
	Banco Bradesco SA	802,158	24,448,041
	Banco Bradesco SA ADR	193,800	5,920,590
	Banco Itau Holding Financeira SA ADR	188,300	5,016,312
	Brasil Telecom Participacoes SA	234,026,240	1,416,807
	Brasil Telecom Participacoes SA ADR	8,740	267,444
	Brasil Telecom SA	626,730,875	2,341,602
	Braskem SA Preferred A	435,600	2,659,750
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,952,886
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	11,730	387,677
	Companhia Energetica de Minas Gerais	109,900,000	4,196,398
	Companhia Energetica de Minas Gerais SA ADR	23,400	896,220
	Companhia Paranaense de Energia-Copel Series B	100,000,000	820,757
	Companhia Vale do Rio Doce ADR	199,500	7,782,495
	Companhia Vale do Rio Doce Series A	1,853,760	35,680,371
	Embratel Participacoes SA	143,582,922	375,023
	Empresa Brasileira de Aeronautica SA	747,821	6,208,935
	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	4,151
	Gerdau SA	697,734	9,878,405
	Gerdau SA ADR	43,400	620,620
	Investimentos Itau SA	3,300,893	12,546,962
	Klabin SA	682,875	1,461,722
	Metalurgica Gerdau SA	148,275	2,539,109
	Suzano Bahia Sul Papel e Celullose SA	143,545	825,578
	Tele Norte Leste Participacoes SA	180,034	2,351,147
	Tele Norte Leste Participacoes SA ADR	100,000	1,312,000
	Telecomunicacoes de Sao Paulo SA	621,100	11,710,253
	Telemar Norte Leste SA	225,100	4,307,319
	Tim Participacoes SA ADR	91,080	2,206,868
	Unibanco-Uniao de Bancos Brasileiros SA	20,000	107,416
	Unibanco-Uniao de Bancos Brasileiros Units SA	513,130	6,576,940
	Usinas Siderurgicas de Minas Gerais SA Series A	200,539	6,483,155
	Usinas Siderurgicas de Minas Gerais SA Series B	325	10,182
	Vale do Rio Doce Series B	81,160	0
*	Vivo Participacoes SA	1,148,745	2,891,112
	Vivo Participacoes SA ADR	100,000	253,000
	Votorantim Celulose e Papel SA	71,336	1,017,676
	Weg SA	489,800	1,705,034
TOTAL PREFERRED STOCKS			210,520,748

RIGHTS/WARRANTS — (0.0%)
*	Brasil Telecom Participacoes SA Preferred Rights 05/31/06	6,540,171	0
*	Companhia de Bebidas das Americas Rights	3,138	0
*	Companhia de Bebidas das Americas Rights	2,266	0
*	Vivo Participacoes SA Rights 06/06/06	13,352	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — BRAZIL			239,370,929

CHILE — (2.7%)
	COMMON STOCKS — (2.7%)
	Banco de Chile Series F ADR	48,815	1,811,055
	Banco Santander Chile SA Sponsored ADR	295,998	12,002,719

2

Compania Cervecerias Unidas SA ADR	115,400	2,683,050
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,392,270
Distribucion y Servicio D&S SA ADR	208,828	3,470,721
Embotelladora Andina SA ADR	109,600	1,397,400
Embotelladora Andina SA Series B ADR	89,100	1,269,675
Empresa Nacional de Electricidad SA ADR	514,018	13,893,907
Enersis SA ADR	285,903	3,333,629
Lan Airlines SA ADR	125,900	4,286,895
Madeco Manufacturera de Cobre SA ADR	4,450	41,385
Masisa SA ADR	38,553	322,303
Sociedad Quimica y Minera de Chile SA ADR	61,300	6,165,554
Sociedad Quimica y Minera de Chile SA ADR Class A	902	86,321
Vina Concha Y Toro SA ADR	67,750	1,720,850
TOTAL — CHILE		55,877,734

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
* Cesky Telecom A.S.	230,085	4,777,047
CEZ A.S.	381,144	12,053,984
Komercni Banka A.S.	27,759	3,912,112
* Phillip Morris CR A.S.	954	525,479
Zentiva NV	21,318	1,016,054
TOTAL — CZECH REPUBLIC		22,284,676

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
ELMU RT	185	26,007
Gedeon Richter RT	46,937	9,166,308
* Magyar Telekom Telecommunications P.L.C.	1,050,555	4,350,624
MOL Magyar Olaj- es Gazipari RT	168,429	17,251,235
OTP Bank RT	386,220	12,847,890
* Tiszai Vegyi Kombinat RT	98,257	2,473,044
TOTAL — HUNGARY		46,115,108

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
ABB, Ltd. India	29,094	1,457,928
Aditya Birla Nuvo, Ltd.	5,819	94,376
Amtek Auto, Ltd.	43,171	264,676
Apollo Hospitals Enterprise, Ltd.	21,437	194,360
Arvind Mills, Ltd.	90,436	144,029
Ashok Leyland, Ltd.	621,735	525,155
Asian Paints (India), Ltd.	81,536	1,003,580
Aventis Pharma, Ltd.	8,241	301,094
Bajaj Auto, Ltd.	102,119	6,053,175
Bajaj Hindusthan, Ltd.	49,677	448,524
Balrampur Chini Mills, Ltd.	41,380	120,204
Bharat Earth Movers, Ltd.	32,527	822,541
Bharat Forge, Ltd.	174,384	1,264,229
Biocon, Ltd.	87,444	749,956
Cadila Healthcare, Ltd.	21,735	272,332

3

	Century Textiles & Industries, Ltd.	51,740	449,379
	Chennai Petroleum Corp., Ltd.	63,105	299,001
	Cipla, Ltd.	880,500	4,365,365
	Colgate-Palmolive (India), Ltd.	84,376	664,837
	Crompton Greaves, Ltd.	26,404	575,892
	Cummins India, Ltd.	135,892	547,562
	Dabur India, Ltd.	118,404	345,334
	Dr. Reddy’s Laboratories, Ltd.	87,040	2,545,992
	EIH, Ltd.	18,820	278,173
	Flextronics Software Systems, Ltd.	2,700	42,163
*	Gammon India, Ltd.	46,112	423,649
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,172,103
	Godrej Consumer Products, Ltd.	23,982	364,932
	Great Eastern Shipping Co., Ltd.	137,880	705,368
	Gujarat Ambuja Cements, Ltd.	1,452,686	2,910,636
	HCL Infosystems, Ltd.	86,934	292,679
	HCL Technologies, Ltd.	265,435	2,874,045
	HDFC Bank, Ltd.	386,733	6,207,673
	Hero Honda Motors, Ltd. Series B	286,616	4,776,490
	Hindustan Construction Co., Ltd.	40,914	123,562
	Hindustan Lever, Ltd.	2,697,394	13,611,794
*	ICICI Bank Sponsored ADR	15,450	410,970
	I-Flex Solutions, Ltd.	66,837	1,629,486
	Indian Hotels Co., Ltd.	64,496	1,674,944
	Indian Petrochemicals Corp., Ltd.	251,964	1,299,297
	Industrial Development Bank of India, Ltd.	678,674	1,029,150
	Infosys Technologies, Ltd.	312,438	19,659,302
	ITC, Ltd.	3,899,423	13,899,511
*	Jammu & Kashmir Bank, Ltd.	20,547	171,817
	Jindal Steel & Power, Ltd.	20,902	821,641
*	JSW Steel, Ltd.	106,526	667,614
	Jubilant Organosys, Ltd.	95,560	484,222
	Larsen & Toubro, Ltd.	108,294	5,421,609
	Lupin, Ltd.	32,608	725,753
	Mahindra & Mahindra, Ltd.	267,561	3,523,254
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	782,063
	Maruti Udyog, Ltd.	326,177	5,172,876
	Matrix Laboratories, Ltd.	95,511	501,847
	McDowell & Co., Ltd.	21,912	245,911
	Moser Baer (India), Ltd.	58,962	270,230
	Motor Industries Co., Ltd.	24,968	1,629,368
	Nicholas Piramal India, Ltd.	76,008	313,771
	Nirma, Ltd.	45,668	437,057
	Pantaloon Retail India, Ltd.	11,716	414,915
	Patni Computer Systems, Ltd.	116,382	918,624
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	211,228
	Ranbaxy Laboratories, Ltd.	411,794	3,653,452
*	Raymond, Ltd.	35,367	373,739
*	Reliance Capital Ventures, Ltd.	1,721,955	935,259
*	Reliance Communication Ventures, Ltd.	1,721,955	9,955,023
*	Reliance Energy Ventures, Ltd.	1,721,955	1,281,100
	Reliance Energy, Ltd.	210,030	2,235,942
*	Reliance Industries, Ltd.	1,721,955	35,447,787
*	Reliance Natural Resources, Ltd.	1,721,955	961,290

4

Satyam Computer Services, Ltd.	386,449	5,779,242
Sesa Goa, Ltd.	26,750	703,612
Siemens India, Ltd.	28,423	3,006,279
Sterling Biotech, Ltd.	83,096	213,839
Sterlite Industries (India), Ltd. Series A	431,495	4,008,277
Sun Pharmaceuticals Industries, Ltd.	162,432	2,824,492
Tata Chemicals, Ltd.	130,261	642,681
Tata Consultancy Services, Ltd.	252,326	9,716,899
Tata Motors, Ltd.	408,049	6,964,329
Tata Power Co., Ltd.	170,018	1,826,926
Tata Steel, Ltd.	592,597	6,611,994
Tata Tea, Ltd.	41,503	643,695
* Tata Teleservices Maharashtra, Ltd.	1,384,967	617,193
Titan Industries, Ltd.	7,547	113,282
TVS Motor Co., Ltd.	33,921	91,324
UTI Bank, Ltd.	349,044	2,151,451
Videsh Sanchar Nigam, Ltd.	155,496	1,283,159
Wipro, Ltd.	880,456	8,587,329
* Wockhardt, Ltd.	38,730	301,223
Zee Telefilms, Ltd. Series B	529,060	2,651,474
TOTAL — INDIA		234,191,540

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Astra International Tbk	8,470,461	9,001,382
PT Bank Central Asia Tbk	1,980,000	880,237
PT Bank Danamon Indonesia Tbk	1,762,000	878,645
PT Gudang Garam Tbk	4,035,000	4,180,128
PT Indosat Tbk	14,967,500	8,034,002
* PT Panasia Indosyntec Tbk	75,100	3,347
PT Semen Gresik Tbk	1,229,000	2,944,531
PT Telekomunikasi Indonesia Tbk	37,153,640	28,563,541
PT Unilever Indonesia Tbk	13,746,000	5,995,990
TOTAL COMMON STOCKS		60,481,803

RIGHTS/WARRANTS — (0.0%)
* PT Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	1,016

TOTAL — INDONESIA		60,482,819

ISRAEL — (5.0%)
COMMON STOCKS — (5.0%)
Africa-Israel Investments, Ltd.	52,315	2,840,979
Bank Hapoalim B.M.	2,309,640	10,739,361
Bank Leumi Le-Israel	2,802,069	10,511,698
Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	4,970,177
Clal Industries, Ltd.	289,038	1,489,948
Clal Insurance Enterprise Holdings, Ltd.	74,546	1,586,665
Delek Group, Ltd.	4,584	736,153
Discount Investment Corp.	66,100	1,595,493
Elbit Systems, Ltd.	98,319	2,606,182
Elron Electronic Industries, Ltd.	1	3

5

*	First International Bank of Israel, Ltd.	326,200	859,190
*	First International Bank of Israel, Ltd. Par Value $0.05	48,660	665,040
	IDB Development Corp., Ltd. Series A	101,015	3,335,800
	IDB Holding Corp., Ltd.	36,578	995,051
	Israel Chemicals, Ltd.	2,410,526	10,237,606
	Israel Corp., Ltd. Series A	5,500	2,155,146
*	Koor Industries, Ltd.	25,971	1,502,265
	Makhteshim-Agan Industries, Ltd.	843,283	4,866,262
	Migdal Insurance Holdings, Ltd.	1,096,097	1,512,626
	Osem Investment, Ltd.	140,582	1,198,956
	Strauss-Elite, Ltd.	33,250	335,268
	Teva Pharmaceutical Industries, Ltd.	313,280	11,510,157
	Teva Pharmaceutical Industries, Ltd. ADR	740,586	26,964,736
*	United Mizrahi Bank, Ltd.	384,693	2,361,188

TOTAL — ISRAEL			105,575,950

MALAYSIA — (5.0%)
COMMON STOCKS — (5.0%)
	AmInvestment Group Berhad	406,882	188,389
	AMMB Holdings Berhad	2,103,331	1,462,899
	Berjaya Sports Toto Berhad	746,800	955,633
	British American Tobacco Berhad	295,300	3,273,326
	Bumiputra-Commerce Asset Holdings Berhad	2,918,527	4,426,550
	Digi.Com Berhad	767,162	2,135,329
	Gamuda Berhad	510,000	484,080
	Genting Berhad	697,300	4,324,659
	Golden Hope Plantations Berhad	948,200	1,149,807
	Highlands and Lowlands Berhad	107,500	122,644
	Hong Leong Bank Berhad	1,607,150	2,281,120
	Hong Leong Credit Berhad	1,060,629	1,337,785
	IJM Corp. Berhad	228,300	346,032
	IOI Corp. Berhad	1,055,520	4,362,283
	IOI Properties Berhad	151,300	341,948
	Kuala Lumpur Kepong Berhad	747,000	2,078,245
	Magnum Corp. Berhad	1,487,600	770,432
	Malakoff Berhad	835,700	2,254,393
	Malayan Banking Berhad	2,815,700	8,452,525
	Malaysian Airlines System Berhad	1,090,600	883,315
	Malaysian Pacific Industries Berhad	170,000	482,917
	Malaysian Plantations Berhad	927,500	538,837
	Maxis Communications Berhad	1,631,600	3,979,555
	MISC Berhad	3,003,132	6,741,849
	MMC Corp. Berhad	828,700	762,200
	Nestle (Malaysia) Berhad	229,200	1,389,326
	O.Y.L. Industries Berhad	1,343,000	2,034,311
	Oriental Holdings Berhad	215,300	231,246
	Petronas Dagangan Berhad	813,400	915,187
	Petronas Gas Berhad	1,810,900	4,392,837
	Plus Expressways Berhad	3,046,800	2,249,251
	PPB Group Berhad	1,159,200	1,321,999
	Proton Holdings Berhad	389,000	621,550
	Public Bank Berhad	1,550,201	2,712,198
	Resorts World Berhad	1,120,700	3,764,998

6

	RHB Capital Berhad	1,849,900	1,280,307
	Shell Refining Co. Federation of Malaysia Berhad	227,000	638,648
	Sime Darby Berhad	2,334,600	3,828,175
	Southern Bank Berhad	48,440	56,852
	Southern Bank Berhad (Foreign)	1,412,337	1,653,898
	SP Setia Berhad	488,100	505,351
	Star Publications (Malaysia) Berhad	182,800	347,802
	Telekom Malaysia Berhad	3,138,900	7,786,643
	Tenaga Nasional Berhad	4,578,500	11,483,262
	UMW Holdings Berhad	364,533	743,448
	YTL Corp. Berhad	1,578,966	2,174,394

TOTAL — MALAYSIA			104,268,435

MEXICO — (11.4%)
COMMON STOCKS — (11.4%)
	Alfa S.A. de C.V. Series A	640,590	2,936,673
	America Movil S.A. de C.V. ADR	350,230	11,438,512
	America Movil S.A. de C.V. Series L	29,043,100	47,368,187
*	America Telecom S.A. de C.V. Series A	5,129,240	28,940,436
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	7,442,226
	Cementos de Mexico S.A. de C.V. Series B	2,030,410	11,533,044
	Cemex S.A. de C.V. ADR	237,500	13,530,375
*	Coca-Cola Femsa S.A. de C.V. Series L	1,310,600	4,039,370
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	161,150
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	254
	Corporativo Fragua S.A. de C.V. Series B	21	111
*	Desc S.A. de C.V. Series B	123,968	116,886
	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	748,259
	Embotelladora Arca S.A. de C.V., Mexico	334,100	818,829
*	Empresas ICA S.A. de C.V	103,950	334,495
*	Fomento Economico Mexicano S.A. de C.V. Series B & D	754,800	6,476,654
	Gruma S.A. de C.V. Series B	90,406	225,397
	Grupo Carso S.A. de C.V. Series A-1	3,272,232	6,865,831
	Grupo Continental S.A. de C.V.	358,600	583,282
	Grupo Elektra S.A. de C.V.	141,400	1,511,358
	Grupo Financiero del Norte S.A. de C.V. Series C	2,275,936	5,439,533
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,925,088	4,203,380
*	Grupo Gigante S.A. de C.V. Series B	117,282	63,175
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,541,700	4,485,242
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	126,179
	Grupo Modelo S.A. de C.V. Series C	2,602,300	9,291,471
*	Grupo Nutrisa S.A. de C.V.	129	114
*	Grupo Qumma S.A. de C.V. Series B	1,591	25
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	7,710,935
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	2,425,060
	Industrias Penoles S.A. de C.V.	324,600	2,203,491
	Kimberly Clark de Mexico S.A. de C.V. Series A	980,200	3,318,318
	Nueva Grupo Mexico S.A. de C.V. Series B	2,792,574	7,927,434
	Organizacion Soriana S.A. de C.V. Series B	701,000	3,028,211
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	1,654
*	Savia S.A. de C.V.	120,000	8,463

7

Telefonos de Mexico S.A. de C.V.	12,016,800	11,801,741
Telefonos de Mexico S.A. de C.V. Series A	200,000	199,242
* US Commercial Corp. S.A. de C.V.	223,000	52,098
Vitro S.A. de C.V.	121,600	94,338
Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	30,396,797

TOTAL — MEXICO		237,848,230

PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
Aboitiz Equity Ventures, Inc.	3,075,000	338,245
Ayala Corp. Series A	678,185	5,245,932
Ayala Land, Inc.	23,384,839	5,884,703
Bank of the Philippine Islands	5,569,647	5,543,445
* Equitable PCI Bank, Inc.	2,120,227	2,925,148
* Filipina Water Bottling Corp.	2,006,957	0
Metro Bank and Trust Co.	3,811,735	2,604,455
Petron Corp.	24,500,000	1,973,868
Philippine Long Distance Telephone Co.	249,380	9,384,450
SM Prime Holdings, Inc.	25,120,177	3,908,330

TOTAL — PHILIPPINES		37,808,576

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Agora SA	98,779	1,209,027
* Bank Millennium SA	1,725,110	3,187,780
Bank Pekao SA	156,792	8,882,740
Bank Przemyslowo Handlowy BPH SA	31,526	7,072,697
Bank Zackodni WBK SA	93,312	5,355,129
Browary Zywiec SA	15,860	2,446,476
* Cersanit SA	172,287	1,026,929
* Kredyt Bank SA	402,562	1,965,385
Mondi Packaging Paper Swiecie SA	99,871	1,885,091
Netia Holdings SA	390,681	578,657
Polski Koncern Naftowy Orlen SA	267,237	4,697,046
Telekomunikacja Polska SA	712,274	4,475,843

TOTAL — POLAND		42,782,800

SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
ABSA Group, Ltd.	411,312	6,789,751
African Oxygen, Ltd.	354,545	1,686,754
Anglo American Platinum Corp., Ltd.	356,886	31,545,519
Anglogold, Ltd.	402,684	18,549,227
Aspen Pharmacare Holdings, Ltd.	430,278	2,392,305
Barloworld, Ltd.	223,297	3,789,642
Bidvest Group, Ltd.	350,545	5,200,398
* Discovery Holdings, Ltd.	548,855	1,761,837
Edgars Consolidated Stores, Ltd.	496,378	2,561,628
FirstRand, Ltd.	7,981,316	21,056,053
Foschini, Ltd.	247,044	1,983,649
Gold Fields, Ltd.	306,889	6,696,390

8

* Harmony Gold Mining Co., Ltd.	416,418	5,917,285
Impala Platinum Holdings, Ltd.	65,883	11,084,500
Imperial Holdings, Ltd.	211,053	4,513,387
Investec, Ltd.	28,155	1,438,281
JD Group, Ltd.	171,537	2,014,848
Kumba Resources, Ltd.	15,092	259,124
Liberty Group, Ltd.	395,563	4,531,320
Massmart Holdings, Ltd.	195,651	1,490,307
Mittal Steel South Africa, Ltd.	671,293	6,278,026
MTN Group, Ltd.	1,873,381	15,490,592
Nampak, Ltd.	666,910	1,718,276
Naspers, Ltd. Series N	308,126	5,637,145
Nedbank Group, Ltd.	554,776	9,492,204
Network Healthcare Holdings, Ltd.	2,027,252	2,759,438
Pick’n Pay Stores, Ltd.	725,363	2,970,365
Pretoria Portland Cement Co., Ltd.	82,531	4,370,983
Reunert, Ltd.	116,577	1,124,944
Sanlam, Ltd.	2,441,020	5,553,663
Santam, Ltd.	109,542	1,198,659
Sappi, Ltd.	243,332	3,021,255
Shoprite Holdings, Ltd.	474,315	1,755,934
Standard Bank Group, Ltd.	1,390,592	16,132,405
Steinhoff International Holdings, Ltd.	1,299,870	4,145,683
Sun International, Ltd.	91,092	1,153,704
Telkom South Africa, Ltd.	879,553	18,703,587
Tiger Brands, Ltd.	144,893	3,285,625
Truworths International, Ltd.	477,551	1,767,950
Woolworths Holdings, Ltd.	899,391	2,033,681

TOTAL — SOUTH AFRICA		243,856,324

SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Amorepacific Corp.	5,680	1,920,715
CJ Corp.	3,528	407,439
Daelim Industrial Co., Ltd.	18,800	1,363,204
Daewoo Engineering & Construction Co., Ltd.	267,270	3,885,796
Daewoo International Corp.	45,870	1,712,056
Daewoo Securities Co., Ltd.	103,195	1,591,340
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	3,883,744
Doosan Heavy Industries & Construction Co., Ltd.	28,950	890,690
Doosan Infracore Co., Ltd.	97,520	1,574,515
GS Engineering & Construction Corp.	27,320	1,917,220
GS Holdings Corp.	42,945	1,277,550
Hana Financial Group, Inc.	112,261	5,067,339
Hankook Tire Manufacturing Co., Ltd.	84,420	1,138,257
Hite Brewery Co., Ltd.	13,530	1,458,608
Hyundai Department Store Co., Ltd.	6,380	546,021
Hyundai Development Co.	37,270	1,876,528
Hyundai Heavy Industries Co., Ltd.	49,890	5,072,845
Hyundai Mobis	53,070	4,175,594
Hyundai Motor Co., Ltd.	122,979	9,501,392
Hyundai Steel Co.	58,560	2,103,445
Kangwon Land, Inc.	150,410	2,645,981

9

	KCC Corp.	7,410	1,689,298
	Kia Motors Corp.	263,640	4,489,909
	Kookmin Bank	161,175	13,041,055
	Korea Electric Power Corp.	495,290	20,345,035
*	Korea Exchange Bank	617,940	7,551,807
	Korea Gas Corp.	65,190	2,213,383
	KT Corp.	195,930	8,349,184
	KT Freetel, Ltd.	36,030	1,285,554
	KT&G Corp.	103,590	6,084,312
*	LG Card Co., Ltd.	73,259	3,617,772
	LG Chemical, Ltd.	36,776	1,487,464
	LG Corp.	143,395	4,629,524
	LG Electronics, Inc.	88,910	6,443,449
*	LG Phillips LCD Co., Ltd.	106,110	3,936,727
*	NCsoft Corp.	6,150	360,904
	POSCO	46,060	11,987,075
	S1 Corp.	3,130	125,205
	Samsung Corp.	77,520	2,111,313
*	Samsung Electro-Mechanics Co., Ltd.	37,767	1,194,859
	Samsung Electronics Co., Ltd.	77,768	50,042,458
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,813,021
	Samsung Heavy Industries Co., Ltd.	126,000	2,641,219
	Samsung SDI Co., Ltd.	24,812	2,083,560
	Samsung Securities Co., Ltd.	33,780	1,812,028
	Shinhan Financial Group Co., Ltd.	190,952	8,746,160
	Shinsegae Co., Ltd.	10,460	4,806,305
	SK Corp., Ltd.	73,084	4,914,380
*	SK Networks Co., Ltd.	111,390	1,637,679
	SK Telecom Co., Ltd.	56,085	13,293,972
	S-Oil Corp.	99,800	7,172,286
	Woori Investment & Securities Co., Ltd.	67,386	1,416,635

TOTAL — SOUTH KOREA			257,333,811

TAIWAN — (12.5%)
COMMON STOCKS — (12.5%)
	Acer, Inc.	1,547,995	2,524,840
	Advanced Semiconductor Engineering, Inc.	2,532,213	2,586,887
	Advantech Co., Ltd.	314,108	847,839
	Asia Cement Corp.	1,925,530	1,449,602
	Asustek Computer, Inc.	2,279,968	5,357,774
	Au Optronics Corp.	3,754,480	5,482,244
	Benq Corp.	1,973,318	1,447,504
	Catcher Co., Ltd.	125,000	1,495,747
	Cathay Financial Holdings Co., Ltd.	8,064,529	17,652,914
	Chang Hwa Commercial Bank	3,763,796	2,450,209
	Cheng Shin Rubber Industry Co., Ltd.	744,869	629,553
	Cheng Uei Precision Industry Co., Ltd.	157,449	736,821
	Chi Mei Optoelectronic Corp.	4,238,411	4,982,073
	China Airlines	2,374,420	1,113,750
*	China Development Financial Holding Corp.	8,036,000	3,010,329
	China Motor Co., Ltd.	1,166,774	1,224,616
	China Steel Corp.	7,638,240	7,235,840
	Chinatrust Financial Holdings Co., Ltd.	5,119,896	4,110,559

10

	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,453,394
*	CMC Magnetics Corp.	2,482,400	788,352
	Compal Communications, Inc.	234,000	1,394,164
	Compal Electronics, Inc.	2,615,788	2,664,580
	Delta Electronics Industrial Co., Ltd.	1,484,890	4,132,559
	E.Sun Financial Holding Co., Ltd.	2,142,226	1,431,354
	Eva Airways Corp.	2,660,444	1,112,331
	Evergreen Marine Corp., Ltd.	2,243,420	1,530,792
	Far East Textile, Ltd.	3,778,481	2,904,829
	Far Eastern International Bank	1,114,571	481,425
	First Financial Holding Co., Ltd.	4,804,600	3,531,112
	Formosa Chemicals & Fiber Co., Ltd.	5,546,099	8,633,118
	Formosa Plastics Corp.	4,583,658	6,874,640
	Foxconn Technology Co., Ltd.	412,920	3,259,100
	Fu Sheng Industrial Co., Ltd.	219,277	221,435
	Fubon Financial Holding Co., Ltd.	7,768,052	6,832,518
	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	638,775
	High Tech Computer Corp.	234,120	6,894,384
	Hon Hai Precision Industry Co., Ltd.	3,195,839	20,488,437
	Hotai Motor Co., Ltd.	387,000	869,502
	Hsinchu International Bank	1,017,980	506,516
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,027,613
	Inventec Corp.	1,373,804	929,996
	Largan Precision Co., Ltd.	45,000	954,729
	Lite-On Technology Corp.	2,030,630	3,160,798
	Media Tek, Inc.	668,603	7,460,898
	Mega Financial Holding Co., Ltd.	9,477,535	6,755,496
	Mitac International Corp.	928,620	1,117,399
	Nan Ya Plastic Corp.	6,677,882	9,482,005
	Nanya Technology Co., Ltd.	3,488,720	2,228,664
*	Pacific Electric Wire & Cable Corp.	233,200	3,785
	Pou Chen Corp.	1,623,016	1,405,723
	President Chain Store Corp.	776,260	1,609,799
	Quanta Computer, Inc.	2,992,873	4,481,864
	Quanta Display, Inc.	3,669,138	1,411,956
	Realtek Semiconductor Corp.	488,701	553,628
	Shin Kong Financial Holding Co., Ltd.	3,049,436	3,122,753
*	Silicon Integrated Systems Corp.	964,000	566,713
	Siliconware Precision Industries Co., Ltd.	1,774,992	2,228,484
	SinoPac Holdings Co., Ltd.	4,089,033	2,008,729
	Sunplus Technology Co., Ltd.	436,000	520,674
	Synnex Technology International Corp.	606,348	681,997
	Taishin Financial Holdings Co., Ltd.	3,774,225	2,441,899
*	Taiwan Business Bank	2,689,644	623,615
	Taiwan Cement Corp.	2,331,867	1,975,114
	Taiwan Glass Ind. Corp.	994,286	809,817
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,830,278
*	Tatung Co., Ltd.	2,839,000	1,240,697
	U-Ming Marine Transport Corp.	648,860	723,720
	Uni-President Enterprises Corp.	2,513,020	1,838,100
	United Microelectronics Corp.	14,581,719	9,116,536
	Walsin Lihwa Corp.	2,278,539	974,116
	Wan Hai Lines Co., Ltd.	1,478,104	1,037,722
*	Winbond Electronics Corp.	3,308,000	1,073,669

11

	Wintek Corp.	679,379	810,340
*	Wistron Corp.	926,000	1,109,222
	Ya Hsin Industrial Co., Ltd.	702,888	645,675
	Yang Ming Marine Transport Corp.	2,024,894	1,260,615
	Yulon Motor Co., Ltd.	1,203,024	1,399,123
	Zyxel Communication Corp.	273,357	489,171

TOTAL — TAIWAN			262,095,550

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Advance Info Service Public Co., Ltd. (Foreign)	4,785,600	11,607,919
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	873,214
	Bangkok Expressway Public Co., Ltd. (Foreign)	250,000	133,735
	Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	2,415,264
	Banpu Public Co., Ltd. (Foreign)	132,000	484,594
	BEC World Public Co., Ltd. (Foreign)	3,655,100	1,552,711
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	13,694,300	2,028,918
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,591,110	1,695,030
	Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	4,718,786
	Land & Houses Public Co., Ltd. (Foreign)	2,130,310	393,829
	PTT Chemical Public Co., Ltd. (Foreign)	693,060	1,490,256
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,134,522
	Siam Cement Public Co., Ltd. (Foreign)	270,000	1,727,547
	Siam City Cement Public Co., Ltd. (Foreign)	523,513	3,377,060
	Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	3,910,482
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	2,990,920	2,215,642
	Thanachart Capital PCL, Ltd. (Foreign)	630,150	257,777
*	TMB Bank, Ltd. (Foreign)	12,415,080	1,145,957
*	True Corp., Ltd. (Foreign)	6,977,800	1,884,656

TOTAL COMMON STOCKS			44,047,899

RIGHTS/WARRANTS — (0.0%)
*	True Corporation Public Company, Ltd. (Foreign) Warrants 03/31/08	1,444,563	0

TOTAL — THAILAND			44,047,899

TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
	Akbank T.A.S.	2,717,997	16,174,182
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	4,517,391
	Arcelik A.S	289,702	1,821,210
*	Dogan Sirketler Grubu Holding A.S.	722,062	2,391,521
*	Dogan Yayin Holding A.S.	542,814	2,085,314
	Enka Insaat ve Sanayi A.S.	918,640	6,085,857
	Eregli Demir ve Celik Fabrikalari Turk A.S.	353,341	1,503,923
	Ford Otomotiv Sanayi A.S.	762,879	6,173,765
*	Koc Holding A.S. Series B	1,540,774	6,009,403
	Tofas Turk Otomobil Fabrikasi A.S.	1	2
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	4,927,191
*	Turk Sise ve Cam Fabrikalari A.S.	539,099	1,599,011
	Turkiye Garanti Bankasi A.S.	3,958,349	11,932,802

12

	Turkiye Is Bankasi A.S.	2,403,571	14,198,899
*	Yapi ve Kredi Bankasi A.S.	3,106,338	5,052,677

TOTAL — TURKEY			84,473,148

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,042,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,857,670) to be repurchased at $6,756,914	$6,756	6,756,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,298,566,336)		$2,095,372,734

See accompanying Notes to Financial Statements.

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas SAIC	1,007	$1,599
	Banco Macro Bansud SA	99,961	206,954
*	Banco Suquia SA	76,789	12,070
*	Capex SA Series A	26,370	72,012
*	Carboclor SA	50,662	23,487
*	Celulosa Argentina SA Series B	8,473	6,458
*	Central Puerto SA Series B	61,000	42,420
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	274,995
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	22,692
*	Endesa Costanera SA Series B	50,000	40,962
*	Ferrum SA de Ceramica y Metalurgica Series B	29,999	34,294
	Fiplasto SA	15,000	4,906
	Importadora y Exportadora de la Patagonia Series B	11,500	65,730
	Introductora de Buenos Aires SA Series A	9,832	4,777
*	IRSA Inversiones y Representaciones SA	379,635	446,029
*	Juan Minetti SA	131,531	126,551
	Ledesma S.A.A.I.	387,128	239,709
*	Metrogas SA Series B	90,000	29,150
*	Polledo SA Industrial y Constructora y Financiera	88,891	11,714
*	Quimica Estrella SA Series B	30,460	8,705
	Solvay Indupa S.A.I.C.	440,500	429,418

TOTAL — ARGENTINA			2,104,632

BRAZIL — (10.6%)
COMMON STOCKS — (1.0%)
	Acesita SA	4,290	66,785
	Acos Villares SA Avil	120,000	19,978
*	Avipal SA Avicultura e Agropecua	101,900,000	325,639
	Cia de Saneamento do Parana	80,000	77,838
	Copesul Companhia Petroquimica do Sul	269,500	3,108,136
	Energias do Brazil SA	8,202	99,311
	Eternit SA	26,000	107,261
*	M&G Poliester SA	640,780	44,335
	Metalurgica Gerdau SA	2,907	45,883
*	Perdigao SA	289,800	2,794,612
	Sao Paulo Alpargatas SA	5,100	202,897
*	Vivo Participacoes SA	8,681	38,290
TOTAL COMMON STOCKS			6,930,965

PREFERRED STOCKS — (9.6%)
	Acesita SA	97,876	1,577,867
	Banco Mercantil do Brasil SA	130,000	22,205

1

	Braskem SA Preferred A	146,000	891,468
	Centrais Electricas de Santa Catarina SA - CELESC Series B	1,618,000	1,042,517
	Companhia Brasileira de Petroleo Ipiranga SA	121,600	912,329
	Companhia de Tecidos Norte de Minas	9,097,102	700,231
	Companhia Energetica do Ceara-Coelce	256,000,000	1,107,027
	Companhia Forca Luz Cataguazes Leopoldina Series A	23,400,000	57,577
	Companhia Paranaense de Energia-Copel Series B	478,800,000	3,929,783
	Confab Industrial SA	624,880	1,170,046
	Distribuidora de Produtos de Petroleo Ipiranga SA	7,800	81,795
	Duratex SA	173,000	1,443,849
*	Electropaulo Metropolitana SA	69,600,000	2,678,659
	Embratel Participacoes SA	1,226,600,000	3,203,747
	Empresa Brasileira de Compressores SA - Embraco	262,000	128,026
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	51,892
	Fertibras SA	3,400	34,551
	Forjas Taurus SA	88,000	119,109
	Fras-le SA	20,200	49,790
	Globex Utilidades SA	42,468	330,562
	Gol Linhas Aereas Inteligentes SA	86,900	2,718,796
*	Gradiente Eletronica SA	2,600	19,507
*	Industria de Bebidas Antarctica Polar SA	23,000	26,108
	Industrias Romi SA	1,400	69,924
*	Inepar Industria e Construcoes SA	9,990	51,754
	Klabin SA	1,681,000	3,598,249
	Lojas Americanas SA	132,090,369	4,649,010
	Magnesita SA Series A	87,900,000	458,030
	Magnesita SA Series C	202,338	1,290
	Mahle-Metal Leve SA Industria e Comercio	28,666	483,448
	Marcopolo SA	253,400	765,953
	Metalurgica Gerdau SA	263,329	4,509,331
*	Net Servicos de Comunicacao SA	5,855,439	2,886,573
*	Paranapanema SA	119,150	762,560
	Randon Implementos e Participacoes SA	197,500	642,249
*	Rasip Agro-Pastoril SA	51,000	4,190
	Refinaria de Petroleo Ipiranga SA	24,600	329,773
	Ripasa SA Papel e Celulose	584,200	1,240,399
	Sadia SA	1,138,000	2,805,016
	Santista Textil SA	16,400	127,122
	Sao Paulo Alpargatas SA	26,200	1,121,643
	Saraiva Livreiros Editores	4,400	35,010
*	Sharp SA Equipamentos Eletronicos	30,200,000	261
	Suzano Bahia Sul Papel e Celullose SA	372,242	2,140,895
	Suzano Petroquimica SA	531,705	784,049
	Tele Norte Celular Participacoes SA	549,505,027	111,683
	Telemig Celular Participacoes SA	848,490,371	1,522,696
*	Telemig Celular Participacoes SA Subscription Receipts	9,061,877	16,380
	Tim Participacoes SA	1,691,540,950	4,110,902
	Ultrapar Participacoes SA	137,030	2,020,637
	Uniao des Industrias Petroquimicas SA Series B	1,717,258	1,158,453
*	Varig Participacoes Em Transportes	122,026	660
*	Varig Particpacoes Em Servicos	116,823	291
*	Viacao Aerea Rio-Grandense SA	16,000	32,657
*	Vivo Participacoes SA	1,415,413	3,562,250
	Votorantim Celulose e Papel SA	100,000	1,426,595
	Weg SA	1,359,100	4,731,137

2

TOTAL PREFERRED STOCKS			68,458,511

RIGHTS/WARRANTS — (0.0%)
*	Inepar Industria e Construcoes SA Preferred Rights 06/23/06	1,463	0
*	Net Servicos de Comunicacao SA Preferred Rights 06/09/06	96,461	0
*	Vivo Participacoes SA Rights 06/06/06	15,678	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — BRAZIL			75,389,476

CHILE — (2.0%)
COMMON STOCKS — (2.0%)
	Banmedica SA	422,000	360,109
	Cementos Bio-Bio SA	363,516	947,650
	Colbun SA	10,568,281	1,601,495
	Compania de Consumidores de Gas	56,170	287,592
	Compania SudAmericana de Vapores SA	551,883	719,352
	Corpbanca SA	466,016,129	2,359,797
	Cristalerias de Chile SA	153,324	1,509,661
	Empresas Iansa SA	9,232,481	2,571,312
	Farmacias Ahumada SA	176,276	423,168
*	Madeco SA	14,534,460	1,322,058
	Parque Arauco SA	1,173,440	770,263
	Soquimic Comercial SA	371,856	87,175
	Vina de Concha y Toro SA	1,141,452	1,457,856
*	Vina San Pedro SA	10,717,777	80,604

TOTAL — CHILE			14,498,092

HUNGARY — (1.1%)
COMMON STOCKS — (1.1%)
	BorsodChem RT	214,341	2,407,254
*	Danubius Hotel & Spa RT	47,091	1,334,193
	Demasz RT	15,581	1,141,083
	Egis Nyrt.	1,802	241,439
*	Fotex RT	299,751	800,060
*	Globus Konzervipari RT	61,080	132,395
*	Linamar Hungary Autoipari es G	64,414	581,762
*	Pannonplast RT	39,441	557,956
*	RABA Automotive Holding P.L.C.	102,964	367,333
*	Synergon Information Systems	37,006	137,145
	Zwack Unicum RT	1,100	63,300

TOTAL — HUNGARY			7,763,920

INDIA — (12.0%)
COMMON STOCKS — (12.0%)
	Aarti Industries, Ltd.	93,754	136,760
	Aban Loyd Chiles Offshore, Ltd.	53,856	1,204,332
	Adani Exports, Ltd.	505,334	1,974,362
	Aditya Birla Nuvo, Ltd.	4,333	70,275
*	Adlabs Films, Ltd.	57,063	379,274
	Aftek Infosys, Ltd.	125,900	171,477
*	Agro Tech Foods, Ltd.	39,674	91,835

3

	Alembic, Ltd.	23,494	168,897
	Alfa Laval (India), Ltd.	24,990	532,419
	Alok Industries, Ltd.	197,345	331,160
	Alstom Projects India, Ltd.	150,147	888,360
	Amtek Auto, Ltd.	156,994	962,510
	Apollo Hospitals Enterprise, Ltd.	94,015	852,395
	Apollo Tyres, Ltd.	33,724	181,510
*	Aptech, Ltd.	63,975	140,973
	Arvind Mills, Ltd.	117,822	187,644
	Asahi India Glass, Ltd.	319,030	644,850
	Asian Hotels, Ltd.	20,649	267,301
*	Astra Microwave Products, Ltd.	61,877	295,240
	Aurobindo Pharma, Ltd.	84,761	1,063,934
	Automotive Axles, Ltd.	10,985	119,057
	Avaya Globalconnect, Ltd.	11,644	81,325
*	Aztec Software & Technology Services, Ltd.	33,705	114,231
*	Bajaj Auto Finance, Ltd.	21,454	211,967
	Bajaj Hindusthan, Ltd.	201,437	1,818,735
*	Balaji Telefilms, Ltd.	92,347	231,221
	Ballarpur Industries, Ltd.	340,543	899,447
	Balmer Lawrie & Co., Ltd.	19,055	176,653
	Balrampur Chini Mills, Ltd.	424,058	1,231,835
*	Bank of Rajasthan, Ltd.	172,146	134,931
	Bannari Amman Sugars, Ltd.	15,919	424,693
	BASF India, Ltd.	29,908	139,029
*	Bata India, Ltd.	64,385	322,766
	Berger Paints India, Ltd.	379,303	587,665
*	Bharati Shipyard, Ltd.	41,701	384,831
	Birla Corp., Ltd.	190,628	1,007,714
	Blue Dart Express, Ltd.	9,463	103,835
	Blue Star, Ltd.	15,161	220,839
	BOC India, Ltd.	52,078	184,283
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,153,394
	Bongaigaon Refinery & Petrochemicals, Ltd.	262,145	320,726
	Carborundum Universal, Ltd.	131,998	436,316
*	Ceat, Ltd.	25,575	49,628
*	Century Enka, Ltd.	37,178	135,758
	CESC, Ltd.	164,998	1,049,659
	Chambal Fertilizers & Chemicals, Ltd.	850,651	683,869
	Cholamandalam DBS Finance, Ltd.	183	629
*	CMC, Ltd.	11,541	121,645
*	Coromandel Fertilisers, Ltd.	61,902	114,242
	Cummins India, Ltd.	55,651	224,240
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	127,489	250,383
	Dhampur Sugar Mills, Ltd.	42,742	145,915
*	Dishman Pharmaceuticals & Chemicals, Ltd.	71,875	298,445
	Divi’s Laboratories, Ltd.	25,761	776,452
*	D-Link (India), Ltd.	46,638	92,741
	E.I.D. - Parry (India), Ltd.	178,726	1,090,208
*	Eicher Motors, Ltd.	5,501	35,047
	EIH, Ltd.	21,086	311,666
*	Elder Pharmaceuticals, Ltd.	30,581	211,265
	Electrosteel Casings, Ltd.	13,307	104,226
*	Elgi Equipments, Ltd.	88,680	137,375
	Esab India, Ltd.	31,753	261,171

4

*	Escorts, Ltd.	49,039	85,054
*	Essar Steel, Ltd.	483,733	431,781
	Essel Propack, Ltd.	29,391	238,098
*	Eveready Industries (India), Ltd.	149,446	294,931
*	Everest Industries, Ltd.	19,415	55,005
	Exide Industries, Ltd.	141,079	785,502
	FAG Bearings (India), Ltd.	26,817	327,061
	FCI OEN Connectors, Ltd.	2,940	24,569
	FDC, Ltd.	240,148	229,340
	Federal Bank, Ltd.	101,883	415,795
	Finolex Cables, Ltd.	36,142	262,766
	Finolex Industries, Ltd.	175,018	345,570
*	Garden Silk Mills, Ltd.	41,526	49,733
	Geodesic Information Systems, Ltd.	76,725	268,233
*	Geometric Software Solutions Co., Ltd.	45,439	98,701
	GHCL, Ltd.	194,236	683,791
	Gillette India, Ltd.	3,401	57,612
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,047	217,023
*	Godfrey Phillips India, Ltd.	2,778	87,485
	Godrej Consumer Products, Ltd.	28,623	435,554
	Godrej Industries, Ltd.	85,830	1,152,333
*	Goetze (India), Ltd.	29,803	187,449
	Greaves Cotton, Ltd.	62,306	524,504
	GTL, Ltd.	202,967	643,243
	Gujarat Alkalies & Chemicals, Ltd.	91,169	381,175
	Gujarat Fluorochemicals, Ltd.	65,663	645,876
	Gujarat Gas Co., Ltd.	15,312	415,627
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	567,217
	Gujarat State Fertilizers & Chemicals, Ltd.	98,313	451,172
	H.E.G., Ltd.	30,363	112,687
	HCL Infosystems, Ltd.	22,785	76,710
	Hexaware Technologies, Ltd.	234,745	663,950
	Hikal, Ltd.	9,271	91,666
*	Himachal Futuristic Communications, Ltd.	603,334	390,522
	Himatsingka Seide, Ltd.	67,078	164,507
	Hinduja TMT, Ltd.	72,150	1,033,245
	Hindustan Construction Co., Ltd.	332,270	1,003,472
*	Hindustan Motors, Ltd.	280,005	224,389
	Hindustan Oil Exploration Co., Ltd.	75,445	220,743
*	Hindustan Sanitaryware & Industries, Ltd.	29,704	84,342
	Honeywell Automation India, Ltd.	2,501	74,328
	Hotel Leelaventure, Ltd.	170,483	1,286,738
	I.B.P. Co., Ltd.	13,488	133,837
	ICI India, Ltd.	34,285	257,668
*	iGate Global Solutions, Ltd.	28,229	128,428
*	India Cements, Ltd.	239,743	831,909
*	India Glycols, Ltd.	36,189	106,551
	Indo Rama Synthetics (India), Ltd.	136,867	184,233
	IndusInd Bank, Ltd.	354,821	353,206
*	Infotech Enterprises, Ltd.	16,163	192,583
	IPCA Laboratories, Ltd.	39,456	270,141
*	Ispat Industries, Ltd. Post Reconstruction	930,933	350,821
	IVRCL Infrastructures & Projects, Ltd.	217,335	1,116,908
	J.B. Chemicals & Pharmaceuticals, Ltd.	100,376	213,996
	J.K. Industries, Ltd.	45,651	86,951

5

*	Jammu & Kashmir Bank, Ltd.	55,164	461,289
*	JBF Industries, Ltd.	36,529	70,455
	Jindal Poly Films, Ltd.	29,404	173,162
	Jindal Saw, Ltd.	86,416	697,667
*	Jindal Stainless, Ltd.	232,194	437,898
	K.S.B. Pumps, Ltd.	11,243	124,060
*	Karnataka Bank, Ltd.	102,014	217,272
*	KEC Infrastructures, Ltd.	50,258	33,978
*	KEC International, Ltd.	50,258	349,434
	Kesoram Industries, Ltd.	71,067	362,314
	Kirloskar Oil Engines, Ltd.	135,831	729,721
	KPIT Cummins Infosystems, Ltd.	10,977	105,790
*	L. G. Balakrishnan & Brothers, Ltd.	41,164	28,442
	Lakshmi Machine Works, Ltd.	915	427,872
	LIC Housing Finance, Ltd.	111,730	434,007
*	LML, Ltd.	48,896	32,128
	Macmillan India, Ltd.	8,169	79,314
	Madras Cements, Ltd.	21,189	1,099,709
*	Maharashtra Scooters, Ltd.	4,550	37,093
	Maharashtra Seamless, Ltd.	99,628	648,629
	Mahavir Spinning Mills, Ltd.	76,291	585,759
*	Mahindra Gesco Developers, Ltd.	11,301	174,777
	Marico, Ltd.	120,136	1,176,184
	Mastek, Ltd.	44,670	383,579
*	Max India, Ltd.	63,797	1,019,844
	McDowell & Co., Ltd.	111,334	1,249,463
	Merck, Ltd.	19,556	227,243
	Micro Inks, Ltd.	11,233	88,296
*	Mirza International, Ltd.	10,000	35,669
	Monsanto India, Ltd.	7,854	242,176
	Moser Baer (India), Ltd.	127,336	583,597
	Motherson Sumi Systems, Ltd.	444,270	888,856
*	Mphasis BFL, Ltd.	214,746	884,758
	MRF, Ltd.	3,715	224,539
*	Mukand, Ltd.	111,752	239,432
*	Mysore Cements, Ltd.	177,562	149,368
	Nagarjuna Construction Co., Ltd.	144,639	1,039,649
*	Nagarjuna Fertilizers & Chemicals, Ltd.	375,414	115,443
*	Nahar Exports, Ltd.	65,627	118,300
*	Natco Pharma, Ltd.	42,713	101,603
*	National Organic Chemical Industries, Ltd.	189,660	101,308
	Navneet Publications (India), Ltd.	6,000	37,700
*	Nelco, Ltd.	40,558	93,400
*	NIIT Technologies, Ltd.	39,226	158,284
*	Omax Autos, Ltd.	27,439	49,835
	Orchid Chemicals & Pharmaceuticals, Ltd.	97,801	477,451
	Panacea Biotec, Ltd.	110,695	907,135
	Pantaloon Retail India, Ltd.	3,093	109,537
*	Pentamedia Graphics, Ltd.	295,907	29,589
*	Petronet LNG, Ltd.	140,618	147,699
	Pfizer, Ltd.	9,703	184,442
	Pidilite Industries, Ltd.	368,110	805,939
	Polaris Software Lab, Ltd.	146,792	272,280
*	Polyplex Corp., Ltd.	11,792	34,370
*	Pricol, Ltd.	44,997	37,821

6

*	Prism Cements, Ltd.	488,874	330,426
	PSL, Ltd.	29,921	153,079
*	PTC India, Ltd.	44,351	58,877
	Punjab Tractors, Ltd.	106,058	586,270
	Radico Khaitan, Ltd.	156,080	569,499
*	Rain Calcining, Ltd.	162,595	135,350
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	89,567
	Rallis India, Ltd.	16,697	116,345
*	Rama Newsprint & Papers, Ltd.	88,554	21,380
*	Raymond, Ltd.	7,451	78,738
*	Rico Auto Industries, Ltd.	168,931	286,659
	Rolta India, Ltd.	91,583	390,230
	Ruchi Soya Industries, Ltd.	26,474	179,839
*	Satnam Overseas, Ltd.	27,660	53,208
	Shree Cement, Ltd.	46,419	837,839
	Shriram Transport Finance Co., Ltd.	103,320	271,119
*	Shyam Telecom, Ltd.	32,580	71,949
	SKF India, Ltd.	38,462	252,947
*	Solectron Centum Electronics, Ltd.	8,714	42,148
*	Sona Koyo Steering Systems, Ltd.	61,415	111,056
*	Sonata Software, Ltd.	155,438	90,777
*	South India Bank, Ltd.	73,050	101,894
*	Srei Infrastructure Finance, Ltd.	134,615	145,839
	SRF, Ltd.	118,415	554,232
*	SSI, Ltd.	18,015	59,149
	Sterling Biotech, Ltd.	303,184	780,213
*	Sterlite Optical Technologies, Ltd.	57,319	169,493
	Strides Arcolab, Ltd.	55,235	338,822
	Subex Systems, Ltd.	31,610	331,552
	Sundaram-Clayton, Ltd.	3,890	102,979
	Sundram Fastners, Ltd.	232,526	751,240
	Tata Elxsi, Ltd.	45,372	190,736
*	Tata Investment Corp., Ltd.	26,869	244,337
*	Tata Metaliks, Ltd.	26,069	98,921
*	Tata Sponge Iron, Ltd.	6,230	16,581
*	Tele Data Informatics, Ltd.	222,992	64,526
*	Texmaco, Ltd.	12,687	205,420
	Thermax, Ltd.	267,500	1,710,902
*	Tinplate Company of India, Ltd.	55,301	88,316
	Titan Industries, Ltd.	71,834	1,078,242
*	Torrent Pharmaceuticals, Ltd.	134,964	603,099
*	Torrent Power AEC, Ltd.	8,951	44,554
*	Trent, Ltd.	4,352	82,920
	Tube Investments of India, Ltd.	213,260	545,067
	TVS Motor Co., Ltd.	233,857	629,603
	Ucal Fuel Systems, Ltd.	16,389	56,507
	Unichem Laboratories, Ltd.	35,557	206,826
	Unitech, Ltd.	3,833	1,108,675
*	Usha Martin, Ltd.	65,540	268,749
*	Uttam Galva Steels	57,257	43,955
	Varun Shipping Co.	182,262	330,366
	Vesuvius India, Ltd.	12,502	81,905
	Videocon Industries, Ltd.	5,902	54,829
	Visualsoft Technologies, Ltd.	34,083	69,166
	Voltas, Ltd.	59,216	1,257,403

7

*	Welspun India, Ltd.	92,659	184,497
*	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	347,868
	Wyeth, Ltd.	38,457	492,177
*	Zensar Technologies, Ltd.	31,280	151,525
*	Zuari Industries, Ltd.	45,790	215,816
TOTAL COMMON STOCKS			85,024,058

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	34,043

TOTAL — INDIA			85,058,101

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Agis Tbk	4,773,000	33,430
	PT Asahimas Flat Glass Tbk	1,012,000	306,577
	PT Astra Agro Lestari Tbk	4,860,000	3,421,086
*	PT Astra Graphia Tbk	4,549,000	155,498
*	PT Bakrieland Development Tbk	7,756,000	155,472
	PT Bank Pan Indonesia Tbk	13,019,000	607,806
*	PT Batu Buana Tbk	77,715	586
	PT Berlian Laju Tanker Tbk	11,737,700	2,328,230
	PT Bhakti Investama Tbk	9,031,500	132,095
	PT Branta Mulia Tbk	66,000	8,557
*	PT Budi Acid Jaya Tbk	1,449,000	18,033
*	PT Charoen Pokphand Indonesia Tbk	3,406,500	132,915
*	PT Ciputra Surya Tbk	2,773,000	198,745
*	PT Citra Marga Nusaphala Persada Tbk	6,649,500	511,991
	PT Clipan Finance Indonesia Tbk	3,133,000	118,821
*	PT Davomas Adabi Tbk	20,960,000	674,229
*	PT Delta Dunia Petronda Tbk	2,000,000	19,435
*	PT Dharmala Intiland Tbk	277,400	6,472
	PT Dynaplast Tbk	1,038,000	91,968
	PT Enseval Putera Megatrading Tbk	6,380,000	505,703
*	PT Eterindo Wahanatama Tbk	397,000	8,615
*	PT Ever Shine Textile Tbk	4,029,640	37,009
*	PT Hero Supermarket Tbk	33,000	21,037
*	PT Holcim Indonesia Tbk	702,000	41,946
*	PT Indal Aluminium Industry Tbk	47,000	868
*	PT Indocement Tunggal Prakarsa Tbk	936,500	391,390
	PT Indofood Sukses Makmur Tbk	11,323,000	1,155,868
	PT Indo-Rama Synthetics Tbk	2,211,000	107,975
	PT Jaya Real Property Tbk	393,500	155,279
	PT Kalbe Farma Tbk	14,904,238	2,118,356
*	PT Karwell Indonesia Tbk	138,000	2,460
*	PT Kawasan Industry Jababeka Tbk	43,401,000	565,464
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,891
	PT Lautan Luas Tbk	1,887,500	95,053
	PT Lippo Karawaci Tbk	2,963,000	570,610
	PT Matahari Putra Prima Tbk	3,217,500	251,162
	PT Mayorah Indah Tbk	2,473,500	273,758
	PT Medco Energi International Tbk	548,000	236,384
	PT Metrodata Electronics Tbk	3,981,000	30,286
*	PT Modern Photo Tbk	40,000	1,426

8

*	PT Mulia Industrindo Tbk	542,000	12,112
	PT Mustika Ratu Tbk	723,000	22,733
*	PT Pakuwon Jati Tbk	63,000	3,540
*	PT Panasia Indosyntec Tbk	79,000	3,521
	PT Panin Insurance Tbk	7,979,000	261,278
*	PT Pioneerindo Gourmet International Tbk	29,000	1,253
*	PT Polychem Indonesia Tbk	5,783,500	135,298
*	PT Prasidha Aneka Niaga Tbk	84,000	817
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,082
	PT Ramayana Lestari Sentosa Tbk	1,603,500	132,219
*	PT Samudera Indonesia Tbk	193,000	165,384
	PT Selamat Semp Tbk	1,920,000	67,249
	PT Semen Gresik Tbk	38,000	91,043
*	PT Sinar Mas Agro Resources & Technology Tbk	438,960	136,285
*	PT Sumalindo Lestari Jaya Tbk	235,500	24,747
	PT Summarecon Agung Tbk	6,332,000	831,091
*	PT Sunson Textile Manufacturer Tbk	2,325,500	58,001
*	PT Suparma Tbk	2,400,000	52,023
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	2,788
*	PT Surya Dumai Industri Tbk	3,298,500	128,305
*	PT Suryainti Permata Tbk	1,624,500	33,417
*	PT Suryamas Dutamakmur Tbk	125,000	2,296
	PT Tempo Scan Pacific Tbk	506,000	312,911
*	PT Texmaco Jaya Tbk	93,000	29,643
	PT Timah Tbk	1,549,500	324,339
	PT Trias Sentosa Tbk	9,198,400	129,932
*	PT Trimegah Sec Tbk	9,961,000	150,989
	PT Tunas Ridean Tbk	1,987,000	150,241
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	11,367
	PT Unggul Indah Cahaya Tbk	48,239	15,832
	PT United Tractors Tbk	3,119,260	1,828,936
*	PT Wicaksana Overseas International Tbk	28,560	247
TOTAL — INDONESIA			20,615,405

ISRAEL — (5.4%)
COMMON STOCKS — (5.4%)
*	Afcon Industries, Ltd.	795	4,138
	Albad Massuot Yitzhak, Ltd.	13,957	135,540
	Alony Hetz Properties & Investments, Ltd.	212,923	891,967
*	Alvarion, Ltd.	131,965	959,037
	American Israeli Paper Mills, Ltd.	7,985	371,306
	Analyst I.M.S.	18,043	200,466
*	AudioCodes, Ltd.	95,696	1,167,514
	Azorim Investment Development & Construction Co., Ltd.	76,479	1,007,605
*	Baran Group, Ltd.	22,963	301,839
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	9,651
*	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	427,983
	Blue Square-Israel, Ltd.	100,987	1,169,387
*	Cham Foods (Israel), Ltd.	14,289	11,888
	Clal Industries, Ltd.	206,676	1,065,384
*	Compugen, Ltd.	11,938	39,006
	Dan Vehicle & Transportation	52,579	288,976
*	Danya Cebus, Ltd.	31,829	220,959
	Delek Automotive Systems, Ltd.	223,460	1,374,621

9

	Delek Drilling LP, Ltd.	1,257,523	500,072
*	Delta-Galil Industries, Ltd.	40,310	284,157
*	Direct Insurance — I.D.I. Insurance Co., Ltd.	102,943	356,832
*	Discount Mortgage Bank, Ltd.	1,320	164,018
	Elbit Medical Imaging, Ltd.	59,719	1,486,949
*	Electra (Israel), Ltd.	9,152	966,401
*	Electra Consumer Products	41,717	275,546
	Elron Electronic Industries, Ltd.	73,914	759,678
*	Feuchtwanger Investments 1984, Ltd.	4,200	11
*	First International Bank of Israel, Ltd.	349,613	920,859
	FMS Enterprises Migun, Ltd.	19,621	915,609
*	Formula Systems (1985), Ltd.	27,602	327,076
*	Formula Vision Technologies, Ltd.	1,604	1,139
	Frutarom	150,340	1,202,602
*	Granite Hacarmel Investments, Ltd.	19,200	27,950
*	Hamlet (Israel-Canada), Ltd.	12,751	65,799
*	Housing & Construction Holding Co., Ltd.	837,336	829,156
	IBI Investment House, Ltd.	22,725	269,190
	Industrial Building Corp., Ltd.	541,431	926,757
	Israel Petrochemical Enterprises, Ltd.	60,196	520,683
	Israel Salt Industries, Ltd.	90,709	529,279
	Ituran Location & Control, Ltd.	45,195	671,091
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	24,372	207,610
	Knafaim Arkia Holdings, Ltd.	27,233	295,232
	Leader Holding & Investments, Ltd.	61,929	116,554
*	Lipman Electronic Engineering, Ltd.	39,430	1,165,314
*	Magal Security Systems, Ltd.	16,298	157,478
*	Magic Software Enterprises, Ltd.	35,590	57,663
*	Matav-Cable Systems Media, Ltd.	72,776	499,667
	Medtechnica, Ltd.	27,426	151,424
*	Mer Industries, Ltd.	12,927	80,263
*	Metalink, Ltd.	32,556	192,757
*	Metis Capital, Ltd.	3,169	9,424
*	Middle East Tube Co., Ltd.	19,000	25,473
*	Miloumor, Ltd.	28,615	107,665
	Mivtach Shamir Holdings, Ltd.	18,885	323,301
*	Naphtha Israel Petroleum Corp.	105,630	29,622
*	Neto M.E. Holdings, Ltd.	8,295	215,997
*	NICE Systems, Ltd.	54,006	1,479,262
	Nisko Industries (1992), Ltd.	7,691	49,674
*	OCIF Investments and Development, Ltd.	5,002	112,520
*	Orckit Communications, Ltd.	29,519	385,329
	Ormat Industries, Ltd.	238,897	2,294,084
	Osem Investment, Ltd.	63,569	542,149
	Packer Plada, Ltd.	844	49,392
	Property and Building Corp., Ltd.	9,425	1,189,793
*	RADVision, Ltd.	36,193	592,284
	Rapac Electronics, Ltd.	6,000	24,965
	Rapac Technologies (2000), Ltd.	6,000	46,662
*	Retalix, Ltd.	52,449	1,260,968
*	Scailex Corp., Ltd.	73,337	519,739
	Shrem Fudim Kelner & Co., Ltd.	37,724	126,339
	Spectronix, Ltd.	9,752	39,742
	Suny Electronic Inc., Ltd.	76,519	300,162
*	Super-Sol, Ltd. Series B	449,336	1,308,003

10

	Tadiran Communications, Ltd.	33,810	1,164,430
*	Team Computer & Systems, Ltd.	1,400	20,982
	Telsys, Ltd.	9,661	67,430
*	The Israel Land Development Co., Ltd.	55,310	217,419
*	Tower Semiconductor, Ltd.	189,824	316,930
*	TTI Team Telecom International, Ltd. ADR	2,940	14,641
*	Union Bank of Israel, Ltd.	120,682	624,212
	Urdan Industries, Ltd.	251,159	163,146
*	Ytong Industries, Ltd.	52,500	49,904
TOTAL COMMON STOCKS			38,243,726

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	36,713
TOTAL — ISRAEL			38,280,439

MALAYSIA — (8.6%)
COMMON STOCKS — (8.6%)
*	A&M Realty Berhad	32,500	12,088
*	Acoustech Berhad	312,400	66,768
	ACP Industries Berhad	521,100	123,964
	Aeon Co. (M) Berhad	511,300	802,824
	Affin Holdings Berhad	1,578,200	739,404
	Amalgamated Industrial Steel Berhad	11,250	1,715
*	AMBD Berhad	58,000	2,164
	Amway (Malaysia) Holdings Berhad	396,700	699,075
	Ann Joo Resources Berhad	241,900	76,745
*	Anson Perdana Berhad	10,000	124
*	Antah Holding Berhad	23,000	1,520
	APM Automotive Holdings Berhad	215,100	159,438
*	Arab Malaysia Corp. Berhad	558,000	193,776
*	Asas Dunia Berhad	16,000	3,091
*	Asia Pacific Land Berhad	1,595,700	132,019
	Asiatic Development Berhad	2,077,700	1,763,154
	Avenue Assets Berhad	1,530,300	324,520
	Ayer Hitam Planting Syndicate Berhad	6,000	4,132
	Bandar Raya Developments Berhad	1,190,200	361,630
	Batu Kawan Berhad	302,400	667,006
*	Berjaya Capital Berhad	93,840	20,723
*	Berjaya Corp. Berhad	3,193,900	109,952
*	Berjaya Corp. Berhad ICULS	5,425,041	89,645
*	Berjaya Land Berhad	620,600	87,134
	Bernas Padiberas Nasional Berhad	1,256,000	529,260
	Bimb Holdings Berhad	208,200	65,495
*	Bintai Kinden Corp. Berhad	16,000	4,451
	Bolton Properties Berhad	96,000	19,866
	Boustead Holdings Berhad	1,707,100	860,708
	Boustead Properties Berhad	290,500	236,662
	Cahya Mata Sarawak Berhad	283,100	73,562
	Carlsberg Brewery Malaysia Berhad	943,100	1,293,327
	Cement Industries of Malaysia Berhad	405,000	288,446
	Chemical Co. of Malaysia Berhad	231,800	195,410
	Chin Teck Plantations Berhad	33,000	48,231
*	Compugates Holdings Berhad	600	225

11

*	Cosway Corp. Berhad	113,000	22,347
	Courts Mammoth Berhad	177,000	50,695
	Cycle & Carriage Bintang Berhad	15,000	9,538
*	Damansara Realty Berhad	1,962,200	70,587
*	Datuk Keramik Holdings Berhad	24,000	297
	Dijaya Corp. Berhad	96,000	21,002
	DNP Holdings Berhad	34,000	5,628
	DRB-Hicom Berhad	2,238,100	1,063,423
*	Dunham-Bush (Malaysia) Berhad	16,950	7,033
	Dutch Lady Milk Industries Berhad	87,700	202,999
	Eastern & Oriental Berhad	72,000	26,476
	Eastern Pacific Industrial Corp. Berhad	143,800	53,824
	Edaran Otomobil Nasional Berhad	529,000	389,204
*	Eng Kah Corp. Berhad	32,000	31,540
*	Engtex Group Berhad	240,200	72,205
	Esso Malaysia Berhad	256,900	169,267
*	Faber Group Berhad	554,000	96,214
	Far East Holdings Berhad	47,400	45,176
*	FCW Holdings Berhad	24,000	961
*	Fountain View Development Berhad	808,200	59,252
	Fraser & Neave Holdings Berhad	430,600	700,605
	Globetronics Technology Berhad	2,514,600	215,107
	Glomac Berhad	439,800	144,321
	Gold IS Berhad	163,600	56,868
	Golden Hope Plantations Berhad	705,588	855,611
*	Golden Plus Holdings Berhad	16,000	1,945
*	Gopeng Berhad	17,000	2,581
	Guiness Anchor Berhad	1,041,700	1,634,972
*	Gula Perak Berhad	1,875,775	88,124
	GuocoLand (Malaysia) Berhad	1,792,500	383,261
	Guthrie Ropel Berhad	35,900	41,525
	Hap Seng Consolidated Berhad	752,300	387,145
	Heitech Padu Berhad	26,000	8,457
*	HIL Industries Berhad	56,810	5,179
*	HLG Capital Berhad	12,000	2,986
	Hock Seng Lee Berhad	135,060	110,046
	Hong Leong Industries Berhad	482,700	487,856
	Hume Industries (Malaysia) Berhad	374,067	308,002
	Hwang-DBS (Malaysia) Berhad	151,500	64,098
	IGB Corp. Berhad	3,827,450	1,486,976
*	IJM Plantations Berhad	37,600	14,720
*	Insas Berhad	1,225,200	105,040
	Integrated Logistics Berhad	331,500	178,827
	Island & Peninsular Berhad	2,093,340	772,673
*	Jaks Resources Berhad	1,077,000	156,240
*	Java, Inc. Berhad	37	6
	Jaya Tiasa Holdings Berhad	283,600	194,814
*	Johan Holdings Berhad	30,000	991
	Johor Land Berhad	69,910	15,481
	JT International Berhad	550,600	606,963
*	K & N Kenanga Holdings Berhad	287,300	51,552
	Keck Seng (Malaysia) Berhad	535,400	463,352
*	Kejora Harta Berhad	969,800	125,628
	KFC Holdings (Malaysia) Berhad	482,500	624,189
	Kian Joo Can Factory Berhad	559,200	454,644

12

	Kim Hin Industry Berhad	52,000	19,947
*	KLCC Property Holdings Berhad	1,928,000	1,115,568
*	KNM Group Berhad	286,000	461,241
	KPJ Healthcare Berhad	62,000	27,003
*	Kretam Holdings Berhad	15,000	1,564
	KrisAssets Holdings Berhad	98,863	69,430
	KSL Holdings Berhad	303,400	123,014
*	Kub Malaysia Berhad	1,561,100	187,585
	Kulim Malaysia Berhad	469,850	409,324
*	Kumpulan Europlus Berhad	1,268,800	112,274
*	Kumpulan Fima Berhad	367,900	63,479
*	Kumpulan Hartanah Selangor Berhad	166,500	8,637
	Kwantas Corp. Berhad	155,800	166,753
	Ladang Perbadanan-Fima Berhad	11,000	8,148
*	Land & General Berhad	1,773,500	88,480
	Landmarks Berhad	1,772,600	552,674
*	Leader Universal Holdings Berhad	1,923,200	210,089
	Leong Hup Holdings Berhad	427,700	211,929
	Lingkaran Trans Kota Holdings Berhad	1,077,500	792,148
	Lingui Development Berhad	712,800	190,634
	Lion Diversified Holdings Berhad	837,000	923,904
	Lion Industries Corp. Berhad	1,560,400	526,547
*	Liqua Health Corp. Berhad	173	11
*	London Biscuits Berhad	95,800	46,196
	MAA Holdings Berhad	417,733	333,250
*	Magnum 4D Berhad	80,000	51,671
	Malayan Cement Berhad	1,942,250	403,823
*	Malaysia Aica Berhad	48,200	9,549
	Malaysia Building Society Berhad	35,000	6,549
	Malaysia Industrial Development Finance Berhad	2,255,000	666,430
	Malaysian Bulk Carriers Berhad	1,097,000	622,011
	Malaysian Mosaics Berhad	397,000	181,577
	Malaysian National Reinsurance Berhad	455,000	481,499
	Malaysian Oxygen Berhad	433,000	1,468,052
	Malaysian Pacific Industries Berhad	67,000	190,326
*	Malaysian Resources Corp. Berhad	3,515,066	694,133
*	Mancon Berhad	12,000	2,875
	Manulife Insurance (M) Berhad	100,800	66,480
	MBM Resources Berhad	102,966	82,267
*	Media Prima Berhad	61,533	29,452
	Melewar Industrial Group Berhad	58,600	17,791
	Metro Kajang Holdings Berhad	58,800	13,625
	Mieco Chipboard Berhad	69,000	19,587
	MK Land Holdings Berhad	1,895,200	337,382
	MTD Infraperdana Berhad	3,284,300	923,504
	Muhibbah Engineering Berhad	395,100	152,408
*	MUI Properties Berhad	75,200	5,809
*	Mulpha International Berhad	4,338,350	1,399,524
*	Multi-Purpose Holdings Berhad	457,000	107,784
	Mycron Steel Berhad	14,650	3,033
	Naim Cendera Berhad	527,300	456,839
	Naluri Berhad	705,600	103,047
*	Nam Fatt Berhad	378,200	39,152
	Narra Industries Berhad	16,000	5,737
	NCB Holdings Berhad	1,147,200	837,766

13

	New Straits Times Press (Malaysia) Berhad	524,400	240,323
	Nikko Electronics Berhad	36,600	7,679
	NV Multi Corp. Berhad	129,500	16,430
*	NWP Holdings Berhad	112,000	15,020
	Nylex (Malaysia) Berhad	332,500	92,542
	Oriental Holdings Berhad	50,200	53,918
	OSK Holdings Berhad	1,625,871	550,558
	OSK Property Holdings Berhad	3,393	1,163
	P.I.E. Industrial Berhad	140,100	92,614
	Pacific & Orient Berhad	42,741	20,954
*	Pacificmas Berhad	40,800	68,405
*	Pan Malaysia Cement Works Berhad	192,000	20,388
*	Pan Malaysian Industries Berhad	818,000	7,962
	Panasonic Manufacturing Malaysia Berhad	94,184	245,348
*	Panglobal Berhad	14,000	7,287
	PBA Holdings Berhad	191,100	68,483
	Pelikan International Corp. Berhad	312,300	227,132
	Petaling Garden Berhad	190,600	82,389
	PK Resources Berhad	14,000	2,042
	Pos Malaysia & Services Holdings Berhad	1,082,400	1,282,380
*	Prime Utilities Berhad	3,000	333
*	Promet Berhad	52,000	0
	Puncak Niaga Holdings Berhad	1,113,600	754,398
	QL Resources Berhad	397,900	292,844
	QSR Brand Berhad	32,000	27,724
	Ramatex Berhad	292,700	183,589
	Ranhill Berhad	1,419,680	525,728
*	Ranhill Utilities Berhad	227,160	82,058
*	Rashid Hussain Berhad	182,000	35,930
*	RB Land Holdings Berhad	462,400	71,519
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	1,757,600	1,071,555
*	Salcon Berhad	572,400	78,939
	Sapura Resources Berhad	43,000	4,220
	Sapura Telecommunications Berhad	64,846	14,685
	Sarawak Enterprise Corp. Berhad	688,900	233,724
	Scomi Group Berhad	2,799,200	920,373
	Shangri-La Hotels (Malaysia) Berhad	114,000	46,206
	SHL Consolidated Berhad	75,000	23,736
*	Sime Engineering Services Berhad	610,600	198,840
	Sime UEP Properties Berhad	133,000	135,527
	Southern Acids (Malaysia) Berhad	41,000	18,846
	Southern Steel Berhad	400,800	109,514
*	SRI Hartemas Berhad	65,000	0
	Subur Tiasa Holdings Berhad	244,500	215,793
*	Sumatec Resources Berhad	345,800	74,424
	Sunrise Berhad	904,820	411,598
	Sunway City Berhad	687,200	341,404
	Sunway Holdings, Inc. Berhad	2,059,000	267,155
	Supermax Corp. Berhad	230,450	218,393
	Suria Capital Holdings Berhad	488,000	65,945
*	Symphony House Berhad	20,571	1,904
	Ta Ann Holdings Berhad	396,400	721,283
	TA Enterprise Berhad	3,331,400	666,736
*	Talam Corp. Berhad	12,850	694

14

*	Tamco Corp. Holdings Berhad	83,000	6,287
	Tan Chong Motor Holdings Berhad	1,993,300	817,940
*	Tanah Emas Corp. Berhad	65,000	9,060
	Tasek Corp. Berhad	87,600	51,712
	TH Group Berhad	70,000	10,823
*	Time Dotcom Berhad	1,413,800	260,203
*	Time Engineering Berhad	1,980,100	373,371
	Top Glove Corp. Berhad	559,200	1,417,303
	Tradewinds (Malaysia) Berhad	290,600	204,346
*	Tradewinds Corp. Berhad	1,783,700	346,140
	Tradewinds Plantation Berhad	432,100	196,355
*	Trengganu Development & Management Berhad	79,700	15,798
	Tronoh Mines Malaysia Berhad	610,500	699,897
	UAC Berhad	25,000	32,337
	Uchi Technologies Berhad	1,138,500	1,060,992
	UDA Holdings Berhad	947,300	555,958
	UEM World Berhad	2,339,600	1,136,330
	Unico-Desa Plantations Berhad	1,171,752	159,824
	Unisem (M) Berhad	1,074,400	444,636
	United Malacca Rubber Estates Berhad	118,900	146,831
	United Malayan Land Berhad	13,000	4,413
	United Plantations Berhad	663,600	1,389,463
*	Utama Banking Group Berhad	122,000	21,792
	VS Industry Berhad	183,200	73,175
	Wah Seong Corp. Berhad	879,100	571,790
	Worldwide Holdings Berhad	166,300	89,418
	WTK Holdings Berhad	376,400	425,068
	Yeo Hiap Seng (Malaysia) Berhad	47,300	26,052
*	Yi-Lai Berhad	66,100	23,317
	Yu Neh Huat Berhad	750,400	260,584
TOTAL COMMON STOCKS			60,986,067

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	4,873
*	Malayan United Industries Berhad A2 08/03/13	176,957	4,386
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	1,840	287
TOTAL PREFERRED STOCKS			9,546

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Melewar Industrial Group Berhad Warrants 06/14/10	11,720	646
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,964
TOTAL RIGHTS/WARRANTS			2,611
TOTAL — MALAYSIA			60,998,224

MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
	Consorcio Ara S.A. de C.V.	1,015,200	4,206,506
*	Consorcio Hogar S.A. de C.V. Series B	325,000	135,238
	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,429,664
*	Corporacion Geo S.A. de C.V. Series B	1,751,700	6,053,658

15

*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	1,683,823
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	372
	Corporativo Fragua S.A. de C.V. Series B	31	164
*	Desc S.A. de C.V. Series B	196,367	185,149
	Embotelladora Arca S.A. de C.V., Mexico	1,658,900	4,065,716
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,345
*	Empresas ICA S.A. de C.V	1,253,108	4,032,306
	Gruma S.A. de C.V. Series B	1,069,600	2,666,692
	Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	2,005,325
	Grupo Cementos de Chihuahua S.A. de C.V.	650,000	2,088,733
	Grupo Continental S.A. de C.V.	902,000	1,467,152
	Grupo Corvi S.A. de C.V. Series L	100,000	28,035
	Grupo Elektra S.A. de C.V.	128,500	1,373,476
*	Grupo Herdez S.A. de C.V.	107,000	74,616
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	281,010
*	Grupo Industrial Saltillo S.A. de C.V.	176,552	169,657
*	Grupo Iusacell S.A. de C.V.	61,505	216,891
*	Grupo Nutrisa S.A. de C.V.	188	166
	Grupo Posadas S.A. de C.V. Series L	199,000	152,544
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,672
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	76,000	251,926
	Industrias Penoles S.A. de C.V.	285,400	1,937,389
*	Industrias S.A. de C.V. Series B	1,185,148	2,990,297
*	Jugos del Valle S.A. de C.V. Series B	50,900	105,453
*	Movilaccess S.A. de C.V. Series B	13,489	133,189
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	52,360
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,309
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,083
*	Savia S.A. de C.V.	610,700	43,071
	TV Azteca S.A. de C.V. Series A	3,832,700	2,365,238
	Vitro S.A. de C.V.	875,900	679,531
TOTAL — MEXICO			42,896,756

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	Aboitiz Equity Ventures, Inc.	358,000	39,380
	Alaska Milk Corp.	1,404,000	82,630
*	Bacnotan Consolidated Industries, Inc.	122,234	21,941
*	Belle Corp.	20,937,000	463,505
*	Benpres Holdings Corp.	3,230,000	67,577
*	C & P Homes, Inc.	647,700	20,188
*	Cebu Holdings, Inc.	2,284,000	93,998
*	Digital Telecommunications (Philippines), Inc.	20,973,000	509,055
*	DMCI Holdings, Inc.	500,000	36,615
	EDSA Properties Holdings, Inc.	1,759,970	23,952
*	EEI Corp.	1,929,000	49,118
*	Fil-Estate Land, Inc.	3,170,700	31,499
*	Filinvest Development Corp.	4,664,500	288,424
*	Filinvest Land, Inc.	32,247,562	859,301
	First Philippines Holdings Corp.	1,019,400	909,144
	Ginebra San Miguel, Inc.	1,003,200	446,876
*	Global Equities, Inc.	886,462	1,551

16

*	House of Investments, Inc.	732,000	19,704
	International Container Terminal Services, Inc.	4,593,837	1,199,537
*	Ionics, Inc.	769,825	26,328
*	iVantage Corp.	593,400	13,985
	Jollibee Food Corp.	158,700	107,271
*	Lepanto Consolidated Mining Co. Series B	2,310,000	14,954
*	Mabuhay Holdings Corp.	516,000	1,170
	Macroasia Corp.	2,237,500	87,701
*	Manila Jockey Club, Inc.	130,622	7,160
	Megaworld Properties & Holdings, Inc.	26,212,200	775,378
*	Metro Pacific Corp.	36,543,860	142,158
*	Philex Mining Corp. Series B	1,372,000	102,659
*	Philippine Bank of Communications	14,726	16,701
*	Philippine National Bank	837,293	540,639
*	Philippine National Construction Corp.	173,000	8,339
	Philippine Savings Bank	356,863	267,384
*	Pilipino Telephone Corp.	1,255,000	89,528
*	Prime Orion Philippines, Inc.	2,920,000	10,011
	Republic Glass Holding Corp.	507,500	15,444
*	RFM Corp.	2,378,934	31,208
	Robinson’s Land Corp. Series B	1,782,870	371,951
	Security Bank Corp.	320,842	300,970
	Semirara Mining Corp.	66,300	35,163
	SM Development Corp.	4,971,000	155,075
	Soriano (A.) Corp.	3,430,211	230,764
	Union Bank of the Philippines	47,500	42,469
*	United Paragon Mining Corp.	322,500	1,837
*	Universal Rightfield Property Holdings, Inc.	1,062,000	562
	Universal Robina Corp.	1,168,515	415,784
*	Victorias Milling Co., Inc.	139,680	2,297
*	Vitarich Corp.	176,000	669

TOTAL—PHILIPPINES			8,979,554

POLAND—(2.8%)
COMMON STOCKS—(2.8%)
*	Amica Wronki SA	25,532	172,987
*	Budimex SA	40,350	668,748
*	Cersanit SA	222,170	1,324,260
*	Computerland SA	22,275	811,737
	Debica SA	30,666	587,327
*	Echo Investment SA	26,204	2,068,868
*	Elektrobudowa SA	7,366	123,486
	Fabryki Mebli Forte SA	55,216	245,973
*	Farmacol SA	61,368	833,174
*	Getin Holdings SA	153,266	429,574
	Grupa Kety SA	27,309	1,119,525
*	Huta Ferrum SA	309	1,270
	Impexmetal SA	31,024	1,302,797
*	Kroscienskie Huty Szkla Krosno SA	20,000	44,344
	Lentex SA	13,464	164,741
*	LPP SA	1,945	335,182
*	MNI SA	40,676	160,416
*	Mostostal Export SA	166,858	122,168
*	Mostostal Siedlce SA	41,338	1,229,574

17

*	Mostostal Warszawa SA	37,200	205,410
*	Mostostal Zabrze Holding SA	18,293	14,228
	Netia Holdings SA	226,301	335,186
*	Ocean Company SA	8,530	333
*	Optimus SA	7,500	18,073
	Orbis SA	94,824	1,331,942
	Polska Grupa Farmaceutyczna SA	35,389	685,257
*	Polski Koncern Miesny Duda SA	89,402	360,402
	Prokom Software SA	43,406	1,778,205
*	Prosper SA	12,770	68,213
*	Provimi-Rolimpex SA	36,330	218,584
*	Raciborska Fabryka Kotlow SA	51,203	427,710
*	Softbank SA	71,863	890,355
*	Stalexport SA	203,776	158,667
*	Ster-Projekt SA	122,099	318,269
*	Vistula SA	6,256	95,477
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	10,026	826,016
	Zaklady Tluszcowe Kruszwica SA	35,269	586,398
TOTAL COMMON STOCKS			20,064,876

RIGHTS/WARRANTS—(0.0%)
*	Getin Holdings SA Rights 06/09/06	153,266	0

TOTAL—POLAND			20,064,876

SOUTH AFRICA—(12.2%)
COMMON STOCKS—(12.2%)
	Adcorp Holdings, Ltd.	59,285	223,564
	Advtech, Ltd.	618,581	225,186
	Aeci, Ltd.	331,190	2,873,352
	Afgri, Ltd.	753,671	689,544
	African Oxygen, Ltd.	206,192	980,962
*	African Rainbow Minerals, Ltd.	458,487	3,329,829
	AG Industries, Ltd.	298,737	156,231
	Alexander Forbes, Ltd.	862,527	1,798,514
	Allied Electronics Corp., Ltd.	184,853	800,217
	Allied Technologies, Ltd.	189,063	1,611,807
	Amalgamated Appliance Holdings, Ltd.	349,708	298,986
	Argent Industrial, Ltd.	119,017	233,558
	Aspen Pharmacare Holdings, Ltd.	316,873	1,761,784
*	AST Group, Ltd.	873,528	71,527
	Astral Foods, Ltd.	78,982	1,032,549
	Aveng, Ltd.	908,063	2,974,811
	AVI, Ltd.	547,359	1,256,838
*	Bell Equipment, Ltd.	154,471	268,448
	Brandcorp Holdings, Ltd.	101,257	145,586
	Business Connexion Group	229,687	283,058
	Bytes Technology Group, Ltd.	267,344	485,280
	Capitec Bank Holdings, Ltd.	118,259	547,459
	Cashbuild, Ltd.	37,276	245,921
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,654,846
	Ceramic Industries, Ltd.	31,493	619,833
	City Lodge Hotels, Ltd.	86,217	666,011
*	Corpgro, Ltd.	241,136	0

18

	Cullinan Holdings, Ltd.	10,000	653
	Datacentrix Holdings, Ltd.	162,198	73,462
*	Datatec, Ltd.	364,226	1,622,898
	Delta Electrical Industries, Ltd.	83,032	228,230
*	Dimension Data Holdings PLC	2,381,019	1,875,765
	Distell Group, Ltd.	317,735	1,676,862
	Distribution & Warehousing Network, Ltd.	246,389	329,152
	Dorbyl, Ltd.	38,250	74,240
*	Durban Roodeport Deep, Ltd.	511,456	791,385
	Ellerine Holdings, Ltd.	255,500	3,113,583
	Enviroserv Holdings, Ltd.	149,193	137,059
	Famous Brands, Ltd.	117,409	208,819
	Foschini, Ltd.	84,284	676,762
*	Frontrange, Ltd. Escrow Shares	218,351	0
	Gold Reef Casino Resorts, Ltd.	301,526	659,426
	Grindrod, Ltd.	758,150	1,346,452
	Group Five, Ltd.	114,316	483,662
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,316,381
	Hudaco Industries, Ltd.	47,774	312,574
	Iliad Africa, Ltd.	243,344	434,159
	Illovo Sugar, Ltd.	689,480	2,050,826
	Investec, Ltd.	61,734	3,153,643
*	JCI, Ltd.	1,622,051	38,527
	Johnic Communications, Ltd.	226,031	1,945,675
*	M Cubed Holdings, Ltd.	385,000	21,141
	Medi-Clinic Corp., Ltd.	643,156	1,863,027
*	Merafe Resources, Ltd.	2,950,585	288,473
	Metair Investment, Ltd.	9,938	338,934
*	Metorex, Ltd.	474,368	722,821
	Metropolitan Holdings, Ltd.	1,380,866	2,578,322
	Mr. Price Group, Ltd.	405,991	1,237,493
	Murray & Roberts Holdings, Ltd.	644,907	2,348,576
	Mustek, Ltd.	20,612	33,679
	Mvelaphanda Group, Ltd.	631,708	793,450
	Nampak, Ltd.	189,696	488,747
	New Clicks Holdings, Ltd.	658,171	918,773
*	New Corpcapital, Ltd.	241,136	7,863
	Northam Platinum, Ltd.	397,201	2,165,838
	Nu-World Holdings, Ltd.	32,685	169,919
	Oceana Group, Ltd.	167,923	386,602
	Omnia Holdings, Ltd.	71,926	475,463
*	Palabora Mining Co., Ltd.	20,554	124,957
	Peregrine Holdings, Ltd.	335,422	448,335
	Primedia, Ltd. N Shares	345,346	871,499
	PSG Group, Ltd.	187,525	534,466
	Rainbow Chicken, Ltd.	492,749	744,809
*	Randgold & Exploration Co., Ltd.	60,670	80,158
	Redefine Income Fund, Ltd.	34,692	29,862
	Reunert, Ltd.	278,728	2,689,667
	Santam, Ltd.	202,102	2,211,492
	Shoprite Holdings, Ltd.	473,300	1,752,176
	Spur Corp., Ltd.	129,738	161,875
	Sun International, Ltd.	167,578	2,122,420
	Super Group, Ltd.	723,485	1,170,699
	Tiger Wheels, Ltd.	97,401	319,677

19

	Tongaat-Hulett Group, Ltd.	230,678	3,153,284
	Tourism Investment Corp., Ltd.	1,286,533	315,236
	Trans Hex Group, Ltd.	133,914	210,018
	Trencor, Ltd.	305,298	1,176,496
	Truworths International, Ltd.	449,776	1,665,124
	UCS Group, Ltd.	543,594	169,691
	Unitrans, Ltd.	65,023	405,481
	Value Group, Ltd.	321,111	152,814
*	Western Areas, Ltd.	290,476	1,803,969
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	771,017

TOTAL—SOUTH AFRICA			86,710,239

SOUTH KOREA—(12.4%)
COMMON STOCKS—(12.4%)
	Aekyung Petrochemical Co., Ltd.	5,270	84,008
*	Anam Electronics Co., Ltd.	13,250	40,020
	Asia Cement Manufacturing Co., Ltd.	3,303	137,294
*	Asia Paper Manufacturing Co., Ltd.	4,350	37,753
	AUK Corp.	8,160	21,446
*	Baek Kwang Mineral Products Co., Ltd.	1,860	30,278
	Baiksan Co., Ltd.	21,190	34,323
	Bing Grae Co., Ltd.	6,500	307,392
*	Bohae Brewery Co., Ltd.	1,160	30,693
*	Bong Shin Co., Ltd.	16,060	42,141
	Boo Kook Securities Co., Ltd.	7,410	109,459
*	Boryung Pharmaceutical Co., Ltd.	2,210	77,772
*	Brain Technology Industries Co., Ltd.	23,400	16,199
	Bu Kwang Pharmaceutical Co., Ltd.	15,010	247,605
	BYC Co., Ltd.	710	93,801
*	Byuck San Corp.	5,300	75,639
	Byuck San Engineering and Construction Co., Ltd.	19,940	153,203
*	Cambridge Members Co., Ltd.	2,280	40,286
	Capro Corp.	27,380	62,705
	Cheil Communications, Inc.	3,257	664,328
	Cheil Industrial, Inc.	23,160	813,591
*	Cho Kwang Leather Co., Ltd.	6,180	32,781
*	Cho Kwang Paint Co., Ltd.	12,070	36,431
	Choil Aluminum Manufacturing Co., Ltd.	4,210	34,840
	Chon Bang Co., Ltd.	130	4,333
	Chong Kun Dang Pharmaceutical Corp.	9,424	323,559
	Choongwae Pharmaceutical Corp.	4,053	171,126
	Chosun Refractories Co., Ltd.	2,210	115,768
	Chungho Comnet Co., Ltd.	720	10,468
*	Chunil Express Co., Ltd.	540	17,769
*	CJ CGV Co., Ltd.	11,000	266,674
*	CKD Bio Corp.	5,230	27,354
*	CKF Co., Ltd.	1,380	19,261
*	Comtec Systems Co., Ltd.	25,030	26,042
*	Cosmochemical Co., Ltd.	6,430	24,914
*	Crown Confectionery Co., Ltd.	990	123,241
	D.I Corp.	17,210	33,679
	Dacom Corp.	37,530	666,477
	Dae Chang Industrial Co.	6,390	39,548
*	Dae Dong Co., Ltd.	5,980	18,389

20

	Dae Dong Industrial Co., Ltd.	2,680	30,501
*	Dae Ho Corp.	543	75
*	Dae Hyun Co., Ltd.	24,700	29,026
*	Dae Sang Corp.	18,008	279,347
	Dae Won Kang Up Co., Ltd.	4,540	89,519
*	Dae Young Packaging Co., Ltd.	184,070	32,050
*	Dae Yu Co., Ltd.	8,780	16,806
	Daeduck Electronics Co., Ltd.	39,057	334,433
	Daeduck Industries Co., Ltd.	17,056	162,224
	Daegu Bank Co., Ltd.	55,280	905,828
	Daehan City Gas Co., Ltd.	6,001	146,401
	Daehan Fire & Marine Insurance Co, Ltd.	31,300	61,628
	Daehan Flour Mills Co., Ltd.	1,230	170,794
*	Daehan Pulp Co., Ltd.	19,430	86,023
	Daehan Synthetic Fiber Co., Ltd.	1,120	97,658
	Daekyo Co., Ltd.	5,540	434,937
*	Daekyung Machinery & Engineering Co., Ltd.	3,750	44,755
	Daelim Trading Co., Ltd.	15,540	79,360
*	Daerim Corp.	3,250	96,782
*	Daesang Farmsco	13,210	29,606
*	Daesang Holdings Co., Ltd.	7,072	36,687
	Daesung Industrial Co., Ltd.	3,400	231,256
*	Daewon Pharmaceutical Co., Ltd.	4,560	35,491
*	Daewoo Electronic Components Co., Ltd.	660	34,965
	Daewoo Motor Sales Corp.	20,150	464,024
	Daewoo Precision Industries Co., Ltd.	5,990	135,023
	Daewoo Securities Co., Ltd.	25,000	385,518
	Daewoong Co., Ltd.	4,686	85,200
*	Daewoong Pharmaceutical Co., Ltd.	4,780	205,285
	Dahaam E-Tec Co., Ltd.	2,200	60,226
	Daishin Securities Co., Ltd.	39,450	740,688
	Daiyang Metal Co., Ltd.	22,400	28,791
*	Daou Technology, Inc.	27,130	176,365
	DC Chemical Co., Ltd.	12,646	472,165
*	Digital Power Communications Co., Ltd.	20,610	23,606
	Dong Ah Tire Industrial Co., Ltd.	18,545	113,142
	Dong Bu Insurance Co., Ltd.	52,320	1,323,779
	Dong IL Rubber Belt Co., Ltd.	11,450	33,094
	Dong Wha Pharmaceutical Industries Co.	4,030	115,875
*	Dong Won Co., Ltd.	2,560	25,945
	Dong Yang Department Store Co., Ltd.	2,610	45,836
	Dong-A Pharmaceutical Co., Ltd.	5,603	341,370
*	Dongbang Agro Co., Ltd.	10,870	41,784
*	Dongbang Transport Logistics Co., Ltd.	3,230	55,038
	Dongbu Corp.	15,310	309,739
	Dongbu Hannong Chemical Co., Ltd.	6,800	158,115
	Dongbu Securities Co., Ltd.	9,619	97,317
	Dongbu Steel Co., Ltd.	20,630	170,310
*	DongbuElectronics Co., Ltd.	185,815	389,648
	Dong-Il Corp.	1,710	108,033
*	Dongil Paper Manufacturing Co., Ltd.	3,770	37,061
	Dongkuk Steel Mill Co., Ltd.	59,287	1,039,642
*	Dongshin Pharmaceutical Co., Ltd.	2,000	49,983
	Dongsu Industrial Co., Ltd.	5,678	135,545
	Dongsung Chemical Co., Ltd.	5,720	47,555

21

*	Dongsung Pharmaceutical Co., Ltd.	4,190	32,519
	Dongwon F&B Co., Ltd.	2,090	131,977
	Dongwon Industries Co., Ltd.	1,970	58,418
	Dongwon Systems Corp.	58,167	126,719
	Dongyang Engineering & Construction Corp.	1,040	47,432
	Dongyang Mechatronics Corp.	13,900	52,628
*	Doosan Corp.	10,640	331,955
*	Doosan Industrial Development Co., Ltd.	61,780	607,198
	DPI Co., Ltd.	15,630	136,836
*	Ducsung Co., Ltd.	12,680	59,338
	E1 Corp.	5,410	227,494
*	Eagon Industrial Co., Ltd.	3,120	51,627
*	Enex Co., Ltd.	3,440	25,339
	F&F Co., Ltd.	13,760	66,031
*	Feelux Co., Ltd.	15,880	30,190
*	First Fire & Marine Insurance Co., Ltd.	14,930	61,539
*	Firstech Co., Ltd.	76,640	109,811
	FNC Kolon Corp.	8,174	127,810
	Fursys, Inc.	6,140	198,697
	Gaon Cable Co., Ltd.	3,220	59,416
	GIIR, Inc.	5,430	86,957
	Global & Yuasa Battery Co., Ltd.	12,280	76,508
	Green Cross Corp.	1,825	109,565
*	Green Fire Marine Insurance Co., Ltd.	4,250	31,055
*	GS Instruments Co., Ltd.	6	44
	Gwangju Shinsegae Co., Ltd.	930	135,124
*	H.S. Industries Co., Ltd.	3,510	30,560
	Hae In Co., Ltd.	10,894	41,553
	Halla Climate Control Corp.	84,000	821,138
	Halla Engineering & Construction Corp.	6,730	180,105
*	Han All Pharmaceutical Co., Ltd.	29,000	42,588
	Han Kuk Carbon Co., Ltd.	15,643	86,646
	Han Wha Corp.	33,490	893,593
	Han Yang Securities Co., Ltd.	9,230	80,215
	Hana Securities Co., Ltd.	14,620	206,520
	Handok Pharmaceuticals Co., Ltd.	7,400	105,647
	Handsome Corp.	17,690	316,036
	Hanil Cement Manufacturing Co., Ltd.	5,458	388,399
*	Hanil Construction Co., Ltd.	6,460	95,258
	Hanil E-Wha Co., Ltd.	25,620	53,523
	Hanil Iron & Steel Co., Ltd.	1,680	32,568
*	Hanil Pharmaceutical Ind. Co., Ltd.	3,640	51,859
	Hanjin Heavy Industry Co., Ltd.	26,200	703,057
	Hanjin Shipping Co., Ltd.	42,270	1,022,683
	Hanjin Transportation Co., Ltd.	8,661	251,830
	Hankook Cosmetics Co., Ltd.	11,830	30,735
*	Hankook Shell Oil Co., Ltd.	480	30,593
*	Hankook Synthetics, Inc.	550	3,003
	Hankuk Electric Glass Co., Ltd.	5,240	141,935
	Hankuk Glass Industries, Inc.	7,800	266,052
	Hankuk Paper Manufacturing Co., Ltd.	3,620	122,554
*	Hanmi Capital Co., Ltd.	9,430	81,602
	Hanmi Pharm Co., Ltd.	5,099	638,145
	Hansae Co., Ltd.	2,208	41,614
	Hansol Chemical Co., Ltd.	8,030	67,941

22

	Hansol CSN Co., Ltd.	42,950	151,906
	Hansol LCD, Inc.	3,697	157,058
	Hansol Paper Co., Ltd.	32,660	369,414
	Hanssem Co., Ltd.	11,580	97,338
*	Hansung Enterprise Co., Ltd.	5,340	28,960
	Hanwha Chemical Corp.	93,200	974,082
	Hanwha Securities Co., Ltd.	25,590	221,325
*	Heung-A Shipping Co., Ltd.	16,400	30,241
*	Hi-Tron Systems, Inc.	4,780	21,515
	Honam Petrochemical Corp.	3,080	159,252
	Hotel Shilla, Ltd.	29,158	473,754
	HS R&A Co., Ltd.	6,360	89,473
	Huchems Fine Chemical Corp.	14,296	116,912
*	Huneed Technologies Co., Ltd.	40,070	37,092
	Husteel Co., Ltd.	4,990	62,498
	Hwa Sung Industrial Co.	10,130	136,328
*	Hwacheon Machinery Works Co., Ltd.	2,200	35,866
	Hwashin Co., Ltd.	22,220	63,112
*	Hyosung Motors & Machinery, Inc.	44,350	40,997
*	Hyosung T & C Co., Ltd.	26,558	454,965
*	Hyundae Metal Co., Ltd.	48,160	25,749
*	Hyundai Auton Co., Ltd.	74,470	894,954
	Hyundai Cement Co., Ltd.	5,310	175,921
*	Hyundai Corp.	11,361	265,501
	Hyundai Department Store Co., Ltd.	10,670	913,173
	Hyundai Department Store H & S Co., Ltd.	2,970	206,851
	Hyundai Elevator Co., Ltd.	3,894	336,716
	Hyundai Hysco	70,930	865,000
	Hyundai Marine & Fire Insurance Co., Ltd.	59,160	854,734
	Hyundai Merchant Marine Co., Ltd.	64,840	1,317,309
	Hyundai Mipo Dockyard Co., Ltd.	9,458	872,179
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	34,690
	Hyundai Securities Co., Ltd.	94,129	1,159,635
	Il Dong Pharmaceutical Co., Ltd.	2,030	80,094
*	Il Sung Construction Co., Ltd.	4,300	34,829
*	Il Yang Pharmaceutical Co., Ltd.	2,920	97,648
	Iljin Diamond Co., Ltd.	2,272	42,827
*	Iljin Display Co., Ltd.	2,568	34,737
	Iljin Electric, Ltd.	24,270	76,527
	Ilshin Spinning Co., Ltd.	1,730	71,765
	Ilsung Pharmaceutical Co., Ltd.	1,350	84,634
*	InziControls Co., Ltd.	9,770	93,884
	ISU Chemical Co., Ltd.	4,420	37,384
	Isupetasys Co., Ltd.	17,870	34,382
	Jahwa Electronics Co., Ltd.	10,480	77,752
*	Jeil Mutual Savings Bank	4,150	30,466
	Jeil Pharmaceutical Co.	5,600	32,765
	Jeonbuk Bank, Ltd.	21,330	186,595
*	Jindo Corp.	11,923	49,977
*	Jindo F& Co., Ltd.	2,877	16,032
*	Jinheung Mutual Savings Bank Co., Ltd.	8,790	49,081
	Joongang Construction Co., Ltd.	4,040	71,554
	K.C. Tech Co., Ltd.	13,540	53,959
	KCC Corp.	990	225,696
	Keang Nam Enterprises Co., Ltd.	9,940	110,533

23

	KEC Corp.	72,920	126,151
*	Kedcom Co., Ltd.	90,960	42,454
	Keyang Electric Machinery Co., Ltd.	24,430	44,814
	KG Chemical Corp.	8,410	56,864
	KISWIRE, Ltd.	7,228	183,746
	Kodenshi Korea Corp.	12,830	28,334
*	KOJE Co., Ltd.	1,220	8,954
	Kolon Chemical Co., Ltd.	8,470	114,269
*	Kolon Engineering & Construction Co., Ltd.	12,420	193,697
*	Kolon Industries, Inc.	13,110	151,041
*	Korea Automotive Systems Co., Ltd.	3,590	74,382
	Korea Cast Iron Pipe Co., Ltd.	16,740	63,038
	Korea Circuit Co.	12,380	63,784
*	Korea Cottrell Co., Ltd.	1,070	49,198
*	Korea Data Systems Co., Ltd.	18,168	24,115
	Korea Development Co., Ltd.	7,070	192,378
	Korea Development Leasing Corp.	3,030	158,503
	Korea Electric Terminal Co., Ltd.	6,380	97,628
*	Korea Export Packing Industries Co., Ltd.	3,990	33,077
*	Korea Fine Chemical Co., Ltd.	4,958	69,504
	Korea Flange Co., Ltd.	4,460	55,790
	Korea Gas Corp.	18,240	619,299
	Korea Investment Holdings Co., Ltd.	25,778	860,557
	Korea Iron & Steel Co., Ltd.	8,670	336,919
*	Korea Kolmar Co., Ltd.	7,370	31,692
	Korea Komho Petrochemical Co., Ltd.	16,940	503,063
	Korea Line Corp.	7,930	219,941
	Korea Mutual Savings Bank	4,120	72,833
	Korea Petrochemical Industry Co., Ltd.	6,200	164,104
	Korea Polyol Co., Ltd.	4,240	175,218
	Korea Reinsurance Co., Ltd.	80,284	1,011,104
*	Korea Schnell Pharma Co., Ltd.	22,630	42,986
	Korea Zinc Co., Ltd.	14,140	1,256,688
	Korean Air Co., Ltd.	42,960	1,550,042
	Korean Air Terminal Service Co., Ltd.	3,350	86,072
*	Korean French Banking Corp.	37,070	54,498
*	KP Chemical Corp.	64,291	310,878
*	KP&L Co., Ltd.	24,590	28,662
*	KTB Network, Ltd.	33,680	172,546
	Kukdo Chemical Co., Ltd.	3,340	57,259
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	32,950
	Kukje Pharm Industrial Co., Ltd.	2,590	38,081
	Kumbi Corp.	670	31,903
	Kumho Electronics Co., Ltd.	3,091	140,926
	Kumho Industrial Co., Ltd.	28,720	660,977
	Kumho Investment Bank	3,150	24,860
*	Kumkang Industrial Co., Ltd.	4,040	31,750
	Kunsul Chemical Industrial Co., Ltd.	4,890	66,662
	Kwang Dong Pharmaceutical Co., Ltd.	27,260	94,080
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	30,112
	Kyeryong Construction Industrial Co., Ltd.	5,760	223,290
	Kyobo Securities Co., Ltd.	23,090	211,003
	Kyong Dong Boiler Co., Ltd.	1,740	35,414
*	Kyungbang Co., Ltd.	1,100	162,666
*	Kyungdong City Gas Co., Ltd.	1,060	35,777

24

*	Kyung-in Synthetic Corp.	2,110	25,298
*	Kyungnam Energy Co., Ltd.	28,770	83,387
*	Leeku Industrial Co., Ltd.	2,380	32,645
	LG Household & Healthcare Co., Ltd.	10,550	781,575
	LG International Corp.	30,878	744,717
*	LG Life Sciences, Ltd.	12,045	622,628
	LG Petrochemical Co., Ltd.	40,780	828,543
	LIG Non-Life Insurance Co., Ltd.	36,560	616,285
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,396,731
	Lotte Confectionary Co., Ltd.	1,240	1,504,993
*	Lotte Midopa Co., Ltd.	41,650	680,618
	Lotte Sam Kang Co., Ltd.	900	180,316
	LS Cable, Ltd.	25,270	858,805
	LS Industrial Systems Co., Ltd.	21,950	736,674
*	Manho Rope & Wire Co., Ltd.	790	32,614
	Meritz Fire Marine Insurance	27,500	166,112
	Meritz Securities Co., Ltd.	23,520	147,223
*	Mi Chang Oil Industrial Co., Ltd.	1,790	30,638
	Miwon Commercial Co., Ltd.	1,280	38,594
*	MonAmi Co., Ltd.	3,240	36,475
	Motonic Corp.	1,460	56,500
	Namhae Chemical Corp.	35,894	92,343
*	Namkwang Engineering & Construction Co., Ltd.	6,290	35,047
*	Namsun Aluminum Co., Ltd.	7,140	22,824
	Namyang Dairy Products Co., Ltd.	460	346,125
*	Nasan Co., Ltd.	3,910	62,544
*	National Plastic Co., Ltd.	3,250	30,845
*	NCsoft Corp.	16,140	947,152
*	Nexen Corp.	1,510	30,363
	NH Investment & Securities Co., Ltd.	13,629	174,447
	Nong Shim Co., Ltd.	3,620	1,067,854
	Nong Shim Holdings Co., Ltd.	2,890	272,093
*	Orientbio, Inc.	21,830	40,113
	ORION Corp.	4,310	1,221,800
	Ottogi Corp.	1,700	207,391
*	Pacific Pharmaceutical Co., Ltd.	1,100	37,167
*	Pang Rim Co., Ltd.	2,340	40,517
*	Pantech & Curitel Communications, Inc.	82,240	101,646
*	Pantech Co., Ltd.	58,480	264,360
	PaperCorea, Inc.	7,190	25,992
	Pohang Coated Steel Co., Ltd.	4,580	76,986
	Poong Lim Industrial Co., Ltd.	13,180	131,098
	Poong San Corp.	25,850	528,877
*	Prime Entertainment Co., Ltd.	26,770	73,639
	Pulmuone Co., Ltd.	2,680	81,251
	Pum Yang Construction Co., Ltd.	5,710	67,381
	Pusan Bank	67,900	871,360
	Pusan City Gas Co., Ltd.	8,420	176,218
*	Pyung Hwa Holdings Co., Ltd.	8,013	0
	Pyung Hwa Industrial Co., Ltd.	3,949	20,075
*	RNL BIO Co., Ltd.	8,542	62,970
*	Rocket Electric Co., Ltd.	5,090	23,860
	S&T Corp.	4,890	124,005
	S&T Dynamics Co., Ltd.	17,772	135,230
	S1 Corp.	10,110	404,415

25

*	Saehan Industries, Inc.	33,990	115,123
*	Saehan Media Corp.	28,250	55,683
*	Sajo Industries Co., Ltd.	4,820	27,997
*	Sam Jin Pharmaceutical Co., Ltd.	1,960	109,304
*	Sam Kwang Glass Industrial Co., Ltd.	4,820	67,745
*	Sam Whan Camus Co., Ltd.	5,270	32,914
	Sam Yung Trading Co., Ltd.	13,450	31,180
	Sambu Construction Co., Ltd.	5,410	138,033
	Samchully Co., Ltd.	2,940	369,551
*	Samho F&G, In	17,280.	41,849
*	Samho International Co., Ltd.	5,411	81,202
	Samhwa Crown and Closure Co., Ltd.	2,400	34,601
	Samhwa Paints Industrial Co., Ltd.	19,400	61,836
*	Samil Pharmaceutical Co., Ltd.	2,680	48,768
	Samsung Climate Control Co., Ltd.	6,810	46,907
	Samsung Engineering Co., Ltd.	34,570	1,632,278
	Samsung Fine Chemicals Co., Ltd.	18,000	472,506
	Samsung Techwin Co., Ltd.	33,650	1,057,574
	Samwhan Corp.	8,130	181,002
	Samyang Corp.	6,290	372,354
*	Samyang Foods Co., Ltd.	2,790	61,184
	Samyang Genex Co., Ltd.	1,910	189,478
	Samyang Tongsang Co., Ltd.	1,760	36,051
*	Samyoung Chemical Co., Ltd.	2,420	20,480
	Samyoung Electronics Co., Ltd.	14,090	126,620
	Seah Holdings Corp.	3,150	249,164
	Seah Steel Corp.	3,350	87,101
	Sebang Co., Ltd.	15,655	110,523
	Sejong Industrial Co., Ltd.	12,870	60,597
	Sempio Foods Co.	2,060	28,129
	Seondo Electric Co., Ltd.	13,050	28,852
	Seoul City Gas Co., Ltd.	3,130	211,457
	Seoul Securities Co., Ltd.	164,780	242,270
*	Serim Paper Manufacturing Co., Ltd.	12,410	131,102
*	Seshin Co., Ltd.	36,660	47,057
*	Sewoncellontech Co., Ltd.	18,470	50,754
*	Sewoo Global Co., Ltd.	20,620	48,107
*	SGWICUS Corp.	16,060	60,829
*	SH Chemical Co., Ltd.	4,500	11,852
*	Shin Dng-Ah Fire & Marine Insurance Co	7,310.	52,843
	Shin Heung Securities Co., Ltd.	7,001	59,045
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	32,150
*	Shin Won Corp.	2,280	72,225
	Shin Young Securities Co., Ltd.	6,710	199,024
*	Shindongbang Corp.	1,696	14,423
*	Shinhan Engineering & Construction Co, Ltd	8,180.	34,009
*	Shin-Ho Paper Manufacturing Co., Ltd.	17,160	108,389
*	Shinil Engineering Co., Ltd.	4,010	29,489
	Shinmoorim Paper Manufacturing Co., Ltd.	14,668	139,242
	Shinpoong Pharmaceutical Co., Ltd.	3,280	73,934
	Shinsegae Engineering & Construction Co, Ltd	2,040.	89,944
*	Shinsung Engineering & Construction Co, Ltd	7,400.	39,974
	Shinsung Engineering Co., Ltd.	18,460	64,850
*	Shinsung Tongsang Co., Ltd.	8,700	32,346
	Sindo Ricoh Co., Ltd.	7,510	347,066

26

*	SJM Co., Ltd.	13,280	56,558
	SK Chemicals Co., Ltd.	12,460	437,784
	SK Gas Co., Ltd.	5,660	223,777
*	SK Incheon Oil Co., Ltd.	373	22
	SKC Co., Ltd.	26,370	574,536
	SL Corp.	10,830	75,030
*	Solomon Mutual Savings Bank	6,799	138,807
	Songwon Industrial Co., Ltd.	12,420	44,297
*	Soosan Heavy Industries Co., Ltd.	40,700	30,633
*	Ssangyong Cement Industry Co., Ltd.	32,151	435,540
*	Ssangyong Corp.	5,160	67,750
*	Ssangyng Fire & Marine Insurance Co	7,780	49,340
*	Ssangyong Motor Co.	96,020	533,162
*	Starco Co., Ltd.	30,470	46,524
	STX Corp.	15,194	183,547
	STX Engine Co., Ltd.	15,692	274,942
	STX Shipbuilding Co., Ltd.	37,728	441,403
*	Sudo Pharmaceutical Industry Co., Ltd.	28,150	70,745
	Suheung Capsule Co., Ltd.	5,820	41,727
*	Sung Bo Chemicals Co., Ltd.	1,140	39,578
	Sung Chang Enterprise Co., Ltd.	4,160	56,380
	Sung Shin Cement Co., Ltd.	15,900	276,067
*	Sungjee Construction Co., Ltd.	4,690	74,307
*	Sungwon Corp.	16,390	80,831
	Sunjin Co., Ltd.	1,930	79,168
	Sunkyong Securities Co., Ltd.	202,890	242,777
	Tae Kwang Industrial Co., Ltd.	880	551,482
	Tae Kyung Industrial Co., Ltd.	18,100	49,225
	Tae Young Corp.	4,554	336,587
*	Taechang Co., Ltd.	22,850	15,857
	Taegu Department Store Co., Ltd.	8,590	146,324
	Tai Han Electric Wire Co., Ltd.	26,771	545,978
	Tai Lim Packaging Industries Co., Ltd.	6,200	40,245
*	Telcoware Co., Ltd.	6,000	88,179
*	The Will-Bes & Co, Ltd	11,120	30,772
*	Tong Yang Investment Bank	49,860	663,416
*	Tong Yang Major Corp.	30,560	202,239
	Tong Yang Moolsan Co., Ltd.	5,500	32,789
*	Trigem Computer, Inc.	528	26,018
*	TRYBRANDS, Inc.	13,080	78,331
	TS Corp.	2,380	75,333
*	Uni Chem Co., Ltd.	12,290	21,687
*	Unid Co., Ltd.	6,000	122,440
	Union Steel Manufacturing Co., Ltd.	8,712	214,540
*	VGX International, Inc.	2,520	124,356
*	Whanin Pharmaceutical Co., Ltd.	4,010	55,531
	Wiscom Co., Ltd.	7,880	33,538
	Woongjin Coway Co., Ltd.	32,700	789,419
	Woongjin.Com Co., Ltd.	18,540	354,403
	Woori Investment & Securities Co, Ltd	42,250	888,208
	YESCO Co., Ltd.	4,290	113,667
	Yoosung Enterprise Co., Ltd.	20,000	72,842
	Youlchon Chemical Co., Ltd.	17,610	183,100
*	Young Poong Mining & Construction Corp	1,580	92
*	Young Poong Paper Manufacturing Co., Ltd.	2,170	34,808

27

	Youngbo Chemical Co., Ltd.	12,640	28,644
	Youngone Corp.	38,650	163,323
	Youngpoong Corp.	1,340	292,865
	Yuhan Corp.	5,559	848,409
	Yuhwa Securities Co., Ltd.	8,110	118,366
*	Yungjin Pharm Co., Ltd.	40,000	129,471
*	Yuyang Telecom Co., Ltd.	2,940	38,248
	TOTAL COMMON STOCKS		87,903,067

	RIGHTS/WARRANTS—(0.0%)
*	Han All Pharmaceutical Co., Ltd. Rights 06/27/06	5,948	1,289
*	Hyundai Merchant Marine Co., Ltd. Rights 06/14/06	15,097	83,015
*	Korea Data Systems Co., Ltd. Rights 06/30/06	14,077	5,508
*	NH Investment Securities Rights 06/30/06	12,554	30,533
	TOTAL RIGHTS/WARRANTS		120,345

TOTAL—SOUTH KOREA			88,023,412

TAIWAN—(13.8%)
COMMON STOCKS—(13.8%)

*	A.G.V. Products Corp.	374,000	78,747
	Ability Enterprise Co., Ltd.	375,788	314,730
	Abit Computer Co., Ltd.	131,260	2,704
*	Abocom Systems, Inc.	95,000	27,379
*	Acbel Polytech, Inc.	478,000	222,871
*	Accton Technology Corp.	625,000	389,088
	Advantech Co., Ltd.	188,821	509,665
	Altek Corp.	157,561	331,446
	Ampoc Far East Co., Ltd.	145,000	79,354
	Amtran Technology Co., Ltd.	376,955	337,430
*	Apex Biotechnology Corp.	112,000	111,143
	Arima Communication Corp.	67,000	97,792
	Arima Computer Corp.	1,231,000	344,443
	Arima Optoelectronics Corp.	125,000	170,915
	Asia Chemical Corp.	423,000	136,428
	Asia Polymer Corp.	352,936	143,211
	Asia Vital Components Co., Ltd.	229,980	126,225
*	Asustek Computer, Inc.	23,272	54,688
	Aten International Co., Ltd.	68,000	192,364
*	Audix Co., Ltd.	102,679	145,269
*	Aurora Corp.	195,250	114,718
*	Avermedia Technologies, Inc.	134,718	190,446
	Avision, Inc.	209,291	182,829
*	Bank of Kaohsiung Co., Ltd.	590,966	269,351
*	Basso Industry Corp., Ltd.	162,052	252,750
	Behavior Tech Computer Corp.	89,938	50,527
*	Bes Engineering Corp.	2,135,572	305,622
*	Biostar Microtech International Corp.	142,000	74,707
	C Sun Manufacturing, Ltd.	99,000	61,016
	Carnival Industrial Corp.	656,000	119,370
	Cathay Chemical Works, Inc.	116,000	35,917
*	Cathay Real Estate Development Co., Ltd.	1,829,753	1,293,552
*	Central Insurance Co., Ltd.	63,600	32,733
*	Central Reinsurance Co., Ltd.	349,667	131,228

28

*	Chain Qui Development Co., Ltd.		110,000	52,796
	Champion Building Materials Co., Ltd.		368,000	80,293
	Cheng Loong Corp.		1,128,330	384,389
*	Cheng Shin Rubber Industry Co., Ltd.		550,000	464,852
*	Cheng Uei Precision Industry Co., Ltd.		214,852	1,005,452
	Chenming Mold Industrial Corp.		149,000	58,706
	Chia Her Industrial Co., Ltd.		539,000	66,741
*	Chia Hsin Cement Corp.		822,000	470,325
*	Chia Hsin Food & Synthetic Fiber Co, Ltd.	.	153,330	9,252
*	Chia-I Industrial Co., Ltd.		341,000	67,121
	Chicony Electronics Co., Ltd.		351,402	382,047
	Chien Shing Stainless Steel Co., Ltd.		392,000	130,046
*	Chilisin Electronics Corp.		101,000	59,166
*	China Chemical & Pharmaceutical Co	.	408,000	149,311
	China Electric Manufacturing Co., Ltd.		415,000	257,214
	China General Plastics Corp.		547,000	131,134
*	China Hi-Ment Corp.		161,000	140,127
*	China Life Insurance Co., Ltd.		1,182,418	543,299
	China Man-Made Fiber Co., Ltd.		1,677,879	420,439
*	China Metal Products Co., Ltd.		148,383	217,018
	China Petrochemical Development Corp.		1,992,000	493,807
*	China Rebar Co., Ltd.		104,102	6,671
	China Steel Chemical Corp.		216,283	324,220
*	China Synthetic Rubber Corp.		531,954	440,037
	China United Trust & Investment Corp	.	800,100	46,063
	China Wire & Cable Co, Ltd.	.	298,000	50,445
	Chinese Maritime Transport, Ltd.		195,000	143,234
	Ching Feng Home Fashions Industries Co., Ltd.		185,000	52,439
	Chin-Poon Industrial Co., Ltd.		345,649	251,471
	Chou Chin Industrial Co., Ltd.		42,180	0
*	Chroma Ate, Inc.		281,119	297,079
	Chun Yu Works & Co, Ltd.	.	276,000	78,002
*	Chun Yuan Steel Industrial Co., Ltd.		470,300	232,492
	Chung Hsin Electric & Machinery Co, Ltd.	.	547,000	378,919
*	Chung Hwa Pulp Corp.		818,594	369,055
*	Clevo Co.		636,600	232,276
	Collins Co., Ltd.		251,000	79,355
*	Compal Communications, Inc.		10,000	59,580
*	Compeq Manufacturing Co., Ltd.		1,172,000	542,930
*	Continental Engineering Corp.		1,080,648	604,146
*	Cosmos Bank Taiwan		2,495,000	1,096,258
	CTCI Corp.		624,579	331,097
	Cyberhome Entertainment Co., Ltd.		192,000	63,209
*	Cybertan Technology, Inc.		51,000	62,084
*	Cyntec Co., Ltd.		116,000	125,876
	Da-Cin Construction Co., Ltd.		338,000	103,717
	Data Systems Consulting Co., Ltd.		42,000	37,433
*	Delpha Construction Co., Ltd.		462,000	77,359
	Der Pao Construction Co., Ltd.		476,000	26,410
*	Diamond Flower Electric Instrument Co., Ltd.		87,000	148,985
*	D-Link Corp.		691,098	833,240
*	Eastern Media International		1,213,354	402,803
	Eclat Textile Co., Ltd.		62,000	30,549
	Edom Technology Co., Ltd.		156,160	89,858
*	Elan Microelectronics Corp.		344,902	198,905

29

*	Elite Material Co., Ltd.		135,000	67,391
	Elite Semiconductor Memory Technology, Inc.		209,992	206,872
*	Elite Material Co., Ltd.		804,250	511,346
*	Elite Material Co., Ltd.		312,000	110,757
*	EnTie Commercial Bank		2,290,246	682,730
	Epistar Corp.		197,943	751,832
	Eten Information Systems, Ltd.		143,000	149,707
*	Eternal Chemical Co., Ltd.		682,170	1,071,989
	Everest Textile Co., Ltd.		386,667	74,509
	Evergreen International Storage & Transport Corp	.	1,300,000	627,567
	Elite Material Co., Ltd.		479,000	179,930
	Everlight Electronics Co., Ltd.		326,084	965,846
*	Everspring Industry Co., Ltd.		265,530	59,135
*	Excel Cell Electronics Co., Ltd.		59,000	34,274
	Far Eastern Department Stores, Ltd.		1,602,150	827,847
	Far Eastern International Bank		1,851,863	799,889
	Federal Corp.		470,090	312,684
	Feng Hsin Iron & Steel Co, Ltd.	.	686,098	663,210
	Feng Tay Enterprise Co., Ltd.		538,225	541,356
*	FIC Global, Inc.		142,875	11,938
	First Copper Technology Co., Ltd.		406,000	150,719
	First Hotel		95,210	93,459
*	First Steamship Co., Ltd.		304,000	120,561
*	Formosa Epitaxy, Inc.		91,000	107,169
	Formosa International Hotels Corp.		242,500	600,564
	Formosa Taffeta Co., Ltd.		1,850,340	967,500
	Formosan Rubber Group, Inc.		483,000	232,506
*	Fortune Electric Co., Ltd.		105,000	32,571
	Fu Sheng Industrial Co., Ltd.		825,000	833,121
*	G Shank Enterprise Co., Ltd.		134,000	112,634
*	G.T.M. Corp.		135,000	76,585
	Giant Manufacture Co., Ltd.		333,170	534,173
*	Giga Storage Corp.		501,859	104,104
	Giga-Byte Technology Co., Ltd.		828,800	614,777
	Globe Union Industrial Corp.		206,640	211,083
	Gold Circuit Electronics, Ltd.		439,904	299,900
*	Goldsun Development & Construction Co, Ltd.		1,806,840	772,517
*	Gordon Auto Body Parts Co., Ltd.		166,000	91,433
*	Grand Pacific Petrochemical Corp.		777,000	190,147
*	Grape King, Inc.		183,000	57,529
	Great China Metal Industry Co., Ltd.		173,000	89,298
	Great Taipei Gas Co., Ltd.		406,000	165,300
	Great Wall Enterprise Co., Ltd.		636,890	250,636
	Greatek Co., Ltd.		427,505	540,120
	Hanpin Co., Ltd.		151,000	67,456
	Hey Song Corp.		416,000	154,978
*	Hitron Technologies, Inc.		188,000	67,241
*	Ho Tung Holding Corp.		735,486	161,006
*	Hocheng Corp.		509,000	124,110
*	Hold-Key Electric Wire & Cable Co, Ltd.		149,000	33,939
	Hong Tai Electric Industrial Co., Ltd.		567,000	256,739
	Hsin Kuang Steel Co., Ltd.		199,024	135,252
	Hsinchu International Bank		1,009,670	502,382
	Hsing Ta Cement Co., Ltd.		183,000	62,274
	Hua Eng Wire & Cable Co, Ltd.		810,565	175,125

30

	Hung Poo Construction Corp.		282,000	254,535
*	Hung Sheng Construction Co., Ltd.		571,000	419,811
	Ichia Technologies, Inc.		287,470	395,013
*	I-Chiun Precision Industry Co., Ltd.		94,000	103,512
*	Inernational Semiconductor Technology, Ltd.		199,000	233,337
	Infortrend Technology, Inc.		231,050	376,166
*	Jean Co., Ltd.		140,000	41,227
	Johnson Health Tech Co., Ltd.		141,000	892,009
	Jui Li Enterprise Co., Ltd.		126,000	44,358
*	K Laser Technology, Inc.		128,343	89,187
	Kang Na Hsiung Co., Ltd.		242,000	110,327
*	Kao Hsing Chang Iron & Steel Corp	.	375,000	82,430
	Kaulin Manufacturing Co., Ltd.		140,670	92,541
	Kenda Rubber Industrial Co., Ltd.		448,359	197,207
	King Yuan Electronics Co., Ltd.		664,648	694,865
*	Kingdom Construction Co., Ltd.		600,000	186,816
*	King’s Town Construction Co., Ltd.		190,500	192,269
	Kinpo Electronics, Inc.		1,715,838	684,484
	Knowledge-Yield-Excellence Systems Corp.		220,876	202,766
*	Kung Long Batteries Industrial Co., Ltd.		64,000	44,665
*	Kuoyang Construction Co., Ltd.		225,000	94,563
*	Kwong Fong Industries Corp.		419,000	63,394
	Lan Fa Textile Co., Ltd.		404,000	70,768
	Largan Precision Co., Ltd.		69,250	1,469,221
*	Lead Data Co., Ltd.		472,920	73,597
*	Leader Electronics, Inc.		95,000	44,229
*	Leadtek Research, Inc.		229,000	70,479
*	Lealea Enterprise Co., Ltd.		1,054,000	125,454
	Lee Chang Yung Chemical Industry Corp.		605,075	460,122
*	Lee Chi Enterprises Co., Ltd.		326,000	62,089
*	Lelon Co., Ltd.		176,170	70,053
*	Leofoo Development Co., Ltd.		311,000	211,814
	Les Enphants Co., Ltd.		36,000	27,364
*	Li Peng Enterprise Co., Ltd.		739,000	140,248
	Li Shin International Enterprise Corp.		75,605	78,356
	Lian Hwa Foods Corp.		101,000	30,200
*	Lien Chang Electronic Enterprise Co., Ltd.		147,000	47,946
	Lien Hwa Industrial Corp.		869,000	371,481
	Lingsen Precision Industries, Ltd.		347,000	118,549
	Long Bon Development Co., Ltd.		549,062	290,888
	Long Chen Paper Co., Ltd.		628,000	189,489
	Lucky Cement Corp.		312,000	82,262
*	Macronix International Co., Ltd.		4,304,303	1,252,597
*	Makalot Industrial Co., Ltd.		89,000	141,062
	Mayer Steel Pipe Corp.		118,000	69,841
*	Maywufa Co., Ltd.		92,000	29,101
	Meiloon Co., Ltd.		223,472	139,497
	Mercuries & Associates, Ltd	.	112,455	31,509
*	Mercuries Data Co., Ltd.		285,292	63,170
	Merida Industry Co., Ltd.		196,800	134,619
	Merry Electronics Co., Ltd.		143,924	524,498
*	Microelectronics Technology, Inc.		491,000	214,785
	Micro-Star International Co., Ltd.		904,421	507,962
*	Microtek International, Inc.		160,000	20,002
*	Min Aik Technology Co., Ltd.		81,000	120,280

31

	Mirle Automation Corp.		97,000	108,506
	Mitac International Corp.		7,577	9,117
	Mitac Technology Corp.		270,000	133,944
	Mobiletron Electronics Co., Ltd.		83,000	65,521
	Mospec Seminconductor Corp.		117,000	56,153
*	Mustek Systems, Inc.		343,708	51,790
*	Nak Sealing Technologies Corp.		43,000	46,908
*	Namchow Chemical Industrial Co., Ltd.		266,000	43,427
*	Nankang Rubber Tire Co., Ltd.		258,000	467,778
	Nantex Industry Co., Ltd.		270,000	120,496
	National Petroleum Co., Ltd.		324,824	254,410
*	New Asia Construction & Development Co, Ltd.	.	303,000	30,884
	Nien Hsing Textile Co., Ltd.		746,000	409,998
	Nien Made Enterprise Co., Ltd.		403,904	453,345
	Ocean Plastics Co., Ltd.		230,000	128,523
	Optimax Technology Corp.		552,674	567,717
*	Opto Tech Corp.		671,000	352,412
*	Orient Semiconductor Electronics, Ltd.		226,487	29,150
	Oriental Union Chemical Corp.		966,403	621,167
*	Pacific Construction Co., Ltd.		704,000	85,833
*	Pacific Electric Wire & Cable Corp	.	726,000	11,785
	Pan Jit International, Inc.		190,745	88,912
*	Pan-International Industrial Corp.		468,875	611,908
*	Phihong Technology Co., Ltd.		220,884	146,131
	Phoenix Precision Technology Corp.		410,730	952,578
	Phoenixtec Power Co., Ltd.		494,725	502,600
*	Picvue Electronics, Ltd.		181,900	8,885
	Pihsiang Machinery Mfg. Co., Ltd.		199,534	390,083
*	Potrans Electrical Corp.		228,000	31,031
	Premier Image Technology Corp.		666,586	969,223
*	Primax Electronics, Ltd.		405,186	148,872
*	Prince Housing & Development Corp	.	1,019,646	425,374
*	Procomp Informatics, Ltd.		21,675	0
*	Prodisc Technology, Inc.		1,407,199	187,580
*	Promise Technology, Inc.		153,000	67,580
	Radium Life Tech Corp.		263,640	196,965
	Ralec Electronic Corp.		194,000	107,200
	Realtek Semiconductor Corp.		851,550	964,684
*	Richtek Technology Corp.		17,000	119,476
*	Ritek Corp.		3,350,000	1,000,214
*	Ruentex Development Co., Ltd.		886,000	415,905
*	Ruentex Industries, Ltd.		925,000	385,293
*	Sampo Corp.		1,938,900	338,416
	San Fang Chemical Industry Co., Ltd.		44,770	24,835
	Sanyang Industrial Co., Ltd.		963,000	501,392
	Sanyo Electric Co., Ltd.		157,000	111,710
	SDI Corp.		207,000	143,455
*	Senao International Co., Ltd.		206,133	101,417
	Sheng Yu Steel Co., Ltd.		336,980	288,929
	Shihlin Electric & Engineering Corp	.	687,000	737,715
*	Shihlin Paper Corp.		208,000	288,197
	Shinkong Co., Ltd.		253,000	125,815
*	Shinkong Synthetic Fibers Co., Ltd.		1,722,000	342,692
	Shuttle, Inc.		290,152	116,463
*	Silicon Integrated Systems Corp.		1,255,608	738,142

32

	Sincere Navigation Corp.	421,391	458,398
*	Sinkong Spinning Co., Ltd.	325,000	233,359
	Sinon Corp.	452,000	94,441
	Sintek Photronics Corp.	1,057,463	270,653
	Sinyi Realty, Inc.	157,800	401,730
*	Sitronix Technology Corp.	52,000	206,385
	Siward Crystal Technology Co., Ltd.	134,000	88,679
*	Solelytex Enterprise Corp.	102,000	102,572
*	Solomon Technology Corp.	417,000	145,605
	Southeast Cement Co., Ltd.	498,700	113,105
*	SPI Electronic Co., Ltd.	78,000	101,896
	Spirox Corp.	124,747	125,266
	Springsoft, Inc.	172,459	300,854
	Standard Chemical & Pharmaceutical Co., Ltd.	83,000	47,736
	Standard Foods Taiwan, Ltd.	267,000	128,675
	Stark Technology, Inc.	251,100	113,999
	Sunonwealth Electric Machine Industry Co., Ltd.	195,613	84,527
	Sunplus Technology Co., Ltd.	259,000	309,300
	Sunrex Technology Corp.	281,033	361,981
*	Systex Corp., Ltd.	874,348	240,883
*	T JOIN Transportation Co.	604,000	188,661
	Ta Chen Stainless Pipe Co., Ltd.	219,830	164,348
*	Ta Chong Bank, Ltd.	2,147,212	543,947
	Ta Ya Electric Wire & Cable Co., Ltd.	616,986	182,344
	Ta Yih Industrial Co., Ltd.	57,000	49,728
	Tah Hsin Industrial Corp.	225,000	132,309
	Ta-I Technology Co., Ltd.	148,000	131,526
*	Taichung Commercial Bank	2,233,000	447,990
	Tainan Business Bank	1,113,701	349,906
	Tainan Enterprises Co., Ltd.	107,280	137,857
	Tainan Spinning Co., Ltd.	1,716,000	416,466
	Taita Chemical Co., Ltd.	328,000	76,216
*	Taitung Business Bank	201,000	16,523
	Taiwan Acceptance Corp.	220,480	182,950
*	Taiwan Cooperative Bank	998,155	698,741
	Taiwan Fire & Marine Insurance Co., Ltd.	316,602	190,273
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	56,690
	Taiwan Fu Hsing Industrial Co., Ltd.	197,300	222,415
	Taiwan Green Point Enterprises Co., Ltd.	288,162	755,724
	Taiwan Hon Chuan Enterprise Co., Ltd.	182,607	164,945
	Taiwan Kai Yih Industrial Co., Ltd.	159,649	94,322
*	Taiwan Kolin Co., Ltd.	798,000	237,667
	Taiwan Life Insurance Co., Ltd	569,063	798,564
*	Taiwan Line Tek Electronic Co., Ltd.	67,000	31,522
	Taiwan Mask Corp.	388,720	273,055
	Taiwan Navigation Co., Ltd.	373,411	242,896
*	Taiwan Paiho Co., Ltd.	177,000	133,013
	Taiwan Polypropylene Co., Ltd.	306,615	196,940
*	Taiwan Pulp & Paper Corp.	506,000	119,860
*	Taiwan Sakura Corp.	304,000	54,569
	Taiwan Secom Co., Ltd.	612,210	1,037,828
	Taiwan Sogo Shinkong Security Co., Ltd.	366,895	317,330
	Taiwan Styrene Monomer Corp.	775,680	313,979
*	Taiwan Tea Corp.	1,241,714	269,201
*	Taiyen Biotech Co., Ltd.	310,000	202,373

33

*	Teapo Electronic Corp.	450,000	101,877
*	Teco Electric & Machinery Co., Ltd.	2,204,000	722,716
	Tecom, Ltd.	311,114	139,977
	Test-Rite International Co., Ltd.	470,406	349,790
	Tex-Ray Industrial Co., Ltd.	99,000	36,583
	The Ambassador Hotel	358,000	365,019
*	The Chinese Bank	1,694,000	164,440
	The First Insurance Co., Ltd.	341,600	128,885
	Thinking Electronic Industrial Co., Ltd.	75,000	53,309
	Thye Ming Industrial Co., Ltd.	70,000	56,629
	Ton Yi Industrial Corp.	1,917,280	419,540
	Tong Yang Industry Co., Ltd.	543,558	612,818
	Transcend Information, Inc.	394,342	754,917
	Tsann Kuen Enterprise Co., Ltd.	273,604	370,991
	TSRC Corp.	615,000	430,130
	Tung Ho Steel Enterprise Corp.	935,683	799,438
*	Twinhead International Corp.	296,504	35,593
	TYC Brother Industrial Co., Ltd.	265,036	183,530
	Tycoons Group Enterprise Co., Ltd.	507,000	89,596
*	Tyntek Corp.	196,000	176,657
*	Ulead Systems, Inc.	79,000	58,789
*	Union Bank of Taiwan	2,503,488	628,961
*	Union Insurance Co., Ltd.	501,147	92,012
*	Unitech Electronics Co., Ltd.	202,000	79,349
	Unitech Printed Circuit Board Corp.	401,650	166,381
	United Integration Service Co., Ltd.	222,323	182,417
*	Unity Opto Technology Co., Ltd.	126,000	153,988
*	Universal Cement Corp.	560,321	195,290
*	Universal Microelectronics Co., Ltd.	158,000	80,833
	Universal Scientific Industrial Co., Ltd.	868,414	327,351
*	Universal, Inc.	123,000	40,995
	UPC Technology Corp.	917,295	294,841
	USI Corp.	936,000	269,277
	U-TECH Media Corp.	317,000	60,100
*	Ve Wong Corp.	311,000	101,042
*	Via Technologies, Inc.	935,392	910,260
*	Visual Photonics Epitacy Co., Ltd.	60,000	78,089
	Walsin Technology Corp., Ltd.	537,006	483,672
	Wan Hwa Enterprise Co., Ltd.	220,000	125,843
	Waterland Financial Holdings	2,734,000	885,496
*	Wei Chih Steel Industrial Co., Ltd.	433,000	61,282
*	Wei Chuan Food Corp.	518,000	191,621
	Weltrend Semiconductor, Inc.	230,529	89,963
	Wintek Corp.	60,357	71,992
*	Wistron Corp.	778,938	933,062
*	Wistron NeWeb Corp.	26,000	90,147
*	WPG Holdings Co., Ltd.	368,841	116,299
	Wus Printed Circuit Co., Ltd.	655,205	271,541
	Ya Hsin Industrial Co., Ltd.	983,427	903,379
*	Yageo Corp.	2,828,000	1,085,748
	Yeung Cyang Industrial Co., Ltd.	146,016	131,682
*	Yi Jinn Industrial Co., Ltd.	262,000	24,558
	Yieh Phui Enterprise Co., Ltd.	1,361,379	506,646
	Yosun Industrial Corp.	275,924	137,471
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,753,380	747,953

34

	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	146,672	188,292
	Yung Shin Pharmaceutical Industrial Co., Ltd.	266,300	247,632
	Yung Tay Engineering Co., Ltd.	595,000	342,405
	Zig Sheng Industrial Co., Ltd.	574,378	111,285
	Zinwell Corp.	160,901	200,184
*	Zippy Technology Corp.	47,000	42,727
	Zyxel Communication Corp.	369,608	661,412

TOTAL — TAIWAN			98,105,081

THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
	A.J. Plast Public Co., Ltd. (Foreign)	619,600	48,743
*	Adkinson Securities Public Co., Ltd. (Foreign)	761,450	155,744
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	530,353
	Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)	142,500	181,231
	Amata Corp. Public Co., Ltd. (Foreign)	2,369,800	1,050,206
	Asia Plus Securities Public Co., Ltd. (Foreign)	5,068,950	544,977
	Asian Property Development Public Co., Ltd. (Foreign)	4,535,100	397,200
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	991,894
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	626,096
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	323,700	77,243
	Bangkok Insurance Public Co., Ltd. (Foreign)	84,734	488,829
*	Bangkok Land Public Co., Ltd. (Foreign)	14,748,970	251,392
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	949
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	86,692
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	1,043,800	882,721
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	5,498,000	542,087
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	49,154
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	1,090
	Central Pattana Public Co., Ltd. (Foreign)	2,849,600	1,494,480
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	80,792
	Ch. Karnchang Public Co., Ltd. (Foreign)	2,746,200	741,730
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	672,400	126,069
*	Compass East Industry (Thailand) Public Co., Ltd. (Foreign)	122,000	6,782
	Dynasty Ceramic Public Co., Ltd. (Foreign)	503,700	229,825
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	1,759,400	229,758
	Erawan Group Public Co., Ltd. (Foreign)	2,015,580	249,470
	Fancy Wood Industries Public Co., Ltd. (Foreign)	260,800	26,398
	GFPT Public Co., Ltd. (Foreign)	240,100	93,182
	GMM Grammy Public Co., Ltd. (Foreign)	928,000	154,525
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	84,045
	Hana Microelectronics Public Co., Ltd. (Foreign)	1,129,796	755,469
	Hermraj Land & Development Public Co., Ltd. (Foreign)	10,034,500	263,131
	Home Product Center Public Co., Ltd. (Foreign)	1,312,729	351,117
	ICC International Public Co., Ltd. (Foreign)	204,600	219,971
*	International Engineering Public Co., Ltd. (Foreign)	2,144,500	233,935
*	ITV Public Co., Ltd. (Foreign)	2,785,600	277,574
*	Jasmine International Public Co., Ltd. (Foreign)	15,105,000	174,281
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	11,139
*	KCE Electronics Public Co., Ltd. (Foreign)	497,500	50,878
*	Keppel Thai Properties Public Co., Ltd. (Foreign)	8,360	631
*	KGI Securities One Public Co., Ltd. (Foreign)	3,394,946	192,293
	Kiatnakin Finance Public Co., Ltd. (Foreign)	234,600	190,707

35

	Kim Eng Securities Thailand Public Co., Ltd. (Foreign)	762,500	451,881
	Krungthai Card Public Co., Ltd. (Foreign)	285,900	147,692
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	78,526
	Lalin Property Public Co., Ltd. (Foreign)	1,217,100	161,174
	Lanna Resources Public Co., Ltd. (Foreign)	230,700	82,274
*	Loxley Public Co., Ltd. (Foreign)	2,984,620	180,009
	LPN Development Public Co., Ltd. (Foreign)	415,250	46,387
*	Magnecomp Precision Technology (Foreign)	2,603,198	253,937
	Major Cineplex Group Public Co., Ltd. (Foreign)	1,401,900	658,031
	MBK Development Public Co., Ltd. (Foreign)	278,800	402,098
*	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,456
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	3,134
*	Mida Assets Public Co., Ltd. (Foreign)	484,400	22,737
*	Millennium Steel Public Co., Ltd. (Foreign)	7,656,100	206,786
	Minor Corp. Public Co., Ltd. (Foreign)	350,180	90,908
	MK Real Estate Development Public Co., Ltd. (Foreign)	1,960,260	119,255
	M-Link Asia Corp. Public Co., Ltd. (Foreign)	747,700	50,977
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	96,289
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	13,202,000	148,862
*	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	37,586
*	Natural Park Public Co., Ltd. (Foreign)	15,005,100	169,193
	Noble Development Public Co., Ltd. (Foreign)	260,100	27,555
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	14,568
	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	64,830
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	4,471
	Phatra Insurance Public Co., Ltd. (Foreign)	10,000	37,236
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	4,305,800	48,551
	Power Line Engineering Public Co., Ltd. (Foreign)	837,500	175,692
*	Pranda Jewelry Public Co., Ltd. (Foreign)	118,000	19,339
	Quality Houses Public Co., Ltd. (Foreign)	10,069,800	277,259
	Regional Container Lines Public Co., Ltd. (Foreign)	1,185,300	578,119
*	Robinson Department Store Public Co., Ltd. (Foreign)	1,030,825	297,340
	Rojana Industrial Park Public Co., Ltd. (Foreign)	276,000	102,048
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	350,000	177,134
	Saha-Union Public Co., Ltd. (Foreign)	502,000	309,348
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	16,086,500	523,070
	Samart Corporation Public Co., Ltd. (Foreign)	1,757,100	373,214
*	Samart I-Mobile Public Co., Ltd. (Foreign)	510,500	214,186
	Sammakorn Public Co., Ltd. (Foreign)	75,000	5,625
	Sansiri Public Co., Ltd. (Foreign)	2,591,566	217,465
	Seamico Securities Public Co., Ltd. (Foreign)	1,162,922	107,342
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,507
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	2,372,000	746,401
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	20,650
	Siam Industrial Credit Public Co., Ltd. (Foreign)	352,862	47,190
	Siam Makro Public Co., Ltd. (Foreign)	512,100	940,003
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	286,125
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	328,998	142,349
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,247
*	STP & I Public Co., Ltd. (Foreign)	138,700	7,711
*	Sun Tech Group Public Co., Ltd. (Foreign)	3,536	1,997
	Supalai Public Co., Ltd. (Foreign)	1,689,733	116,090
	SVI Public Co., Ltd. (Foreign)	122,266	36,871
*	Syntec Construction Public Co., Ltd. (Foreign)	2,620,000	37,100
*	Tanayong Public Co., Ltd. (Foreign)	378,521	6,844

36

	Thai Carbon Black Public Co., Ltd. (Foreign)	87,900	39,645
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,857,400	754,942
	Thai Reinsurance Public Co., Ltd. (Foreign)	1,484,700	194,664
	Thai Rung Union Car Public Co., Ltd. (Foreign)	759,600	96,805
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	153,600	648,475
	Thai Vegetable Oil Public Co., Ltd. (Foreign)	482,600	98,077
	Thai Wacoal Public Co., Ltd. (Foreign)	78,000	69,542
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	1,129,600	61,612
	Thanachart Capital PCL, Ltd. (Foreign)	1,530,800	626,209
	Ticon Industrial Connection Public Co., Ltd. (Foreign)	790,600	352,437
	Tipco Asphalt Public Co., Ltd. (Foreign)	178,390	86,540
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	162,382	24,484
	TISCO Finance Public Co., Ltd. (Foreign)	745,900	467,471
*	TPI Polene Public Co., Ltd. (Foreign)	533,800	187,568
*	TT&T Public Co., Ltd. (Foreign)	7,453,700	523,821
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	6,380
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	804,700	152,985
*	Union Mosaic Industry Public Co., Ltd. (Foreign)	1,081,900	43,123
	United Palm Oil Industry Public Co., Ltd. (Foreign)	21,000	20,926
	Vanachai Group Public Co., Ltd. (Foreign)	2,859,066	373,362
	Vinythai Public Co., Ltd. (Foreign)	2,273,034	509,622
TOTAL COMMON STOCKS			27,865,142

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	1,099,600	24,509
*	Mida Assets Public Co., Ltd. Warrants 02/08/09	193,760	2,591
TOTAL RIGHTS/WARRANTS			27,100

TOTAL — THAILAND			27,892,242

TURKEY — (4.7%)
	COMMON STOCKS — (4.7%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	16,054	176,330
	Adana Cimento Sanayi Ticaret A.S.	745,860	534,168
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	6,000	22,928
	Afyon Cimento Sanayii Ticaret A.S.	128	89,639
*	Ak-Al Tekstil A.S.	3,056	7,865
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,763,477
*	Akenerji Elektrik Uretim A.S.	80,193	201,280
*	Aksa Akrilik Kimya Sanayii A.S.	47,621	356,201
	Aksigorta A.S.	583,604	2,014,283
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	111,089
*	Aktas Elektrik Ticaret A.S.	370	35,272
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	158,836
	Alarko Holding A.S.	26,419	845,489
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	79,358
	Alkim Alkali Kimya A.S.	37,197	152,173
*	Alkim Kagitt A.S.	25,977	19,177
*	Alternatifbank A.S.	98,944	140,603
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	65,946	149,036
	Anadolu Anonim Turk Sigorta Sirketi A.S.	245,936	382,754
	Anadolu Cam Sanayii A.S.	277,157	874,559

37

	Anadolu Hayat Sigorta A.S.	157,466	432,203
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	18,086	198,261
*	Ayen Enerji A.S.	161,469	253,288
*	Aygaz A.S.	310,919	910,196
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	73,827
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	194,413
	Bati Anabolu Cimento A.S.	110,525	511,175
	Bati Soeke Cimento Sanayi A.S.	17,000	35,633
*	Beko Elektronik A.S.	234,899	337,550
	Bolu Cimento Sanayii A.S.	223,471	370,174
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	276,629
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	193,272
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	136,163
*	Boyner Buyuk Magazacilik A.S.	189,233	266,334
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	271,802
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,000	38,677
	Bursa Cimento Fabrikasi A.S.	115,360	817,605
	Celebi Hava Servisi A.S.	28,354	592,164
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	47,893	82,062
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,543,853
*	Deva Holding A.S.	114,830	764,434
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	36,898
*	Dogan Gazetecilik A.S.	105,300	232,247
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	121,065
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	143,194	68,280
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	682,129
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	322,671
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	27,885
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	7,613
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	150,285
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	102,017
*	Fortis Bank A.S.	454,700	1,368,397
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	46,568	47,669
*	Global Yatirim Holding A.S.	148,423	128,384
*	Goldas Kuyumculuk Sanayi A.S.	88,799	63,504
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	340,577
*	Goodyear Lastikleri T.A.S.	14,659	185,596
*	GSD Holding A.S.	190,876	172,393
*	Gubre Fabrikalari Ticaret A.S.	8,436	19,773
	Gunes Sigorta A.S.	68,999	113,853
*	Hektas Ticaret T.A.S.	37,782	22,655
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	509,501
*	Ihlas Holding A.S.	745,675	345,444
*	Isiklar Ambalaj A.S.	52,699	39,003
*	Izmir Demir Celik Sanayii A.S.	57,269	194,397
	Izocam Ticaret Ve Sanayi A.S.	8,080	58,717
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	147,236
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	8,527
	Karton Sanayi ve Ticaret A.S.	1,698	186,421
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	27,353
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	12,499
*	Klimasan Klima Sanayi ve Ticaret A.S.	6,457	20,416
	Konya Cimento Sanayii A.S.	4,921	226,621
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	146,305	344,158
*	Kutahya Porselen Sanayii A.S.	4,782	90,396

38

	Mardin Cimento Sanayii ve Ticaret A.S.	121,637	596,880
*	Marmari Marti Otel Isletmeleri A.S.	74,523	79,772
	Marshall Boya ve Vernik Sanayii A.S.	6,470	97,104
*	Medya Holdings A.S.	15,849	69,500
*	Menderes Tekstil Sanayi ve Ticaret A.S.	155,041	112,053
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	7,537
*	Migros Turk A.S.	65,621	544,496
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	77,747
*	Mudurnu Tavukculuk A.S.	1,740	498
	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	61,841
*	Nergis Holding A.S.	1,784	4,195
*	Net Holding A.S.	159,862	90,850
*	Net Turizm Ticaret ve Sanayi A.S.	33,828	40,662
	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	212,492
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	44,334
	Otobus Karoseri Sanayi A.S.	44,321	301,996
*	Parsan Makina Parcalari Sanayii A.S.	80,706	100,760
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	36,892
	Pinar Entegre et ve Un Sanayii A.S.	79,952	132,268
	Pinar Sut Mamulleri Sanayii A.S.	35,215	84,823
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,371
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	103,017
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	102,957	231,633
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	230,974
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	4,316
*	Tansas Perakende Magazacilik Ticaret A.S.	464,813	569,137
*	Tat Konserve Sanayii A.S.	63,787	80,685
*	Tekstil Bankasi A.S.	291,788	314,020
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	60,835
	Tofas Turk Otomobil Fabrikasi A.S.	325,650	807,173
	Trakya Cam Sanayii A.S.	303,163	926,486
	Turk Demir Dokum Fabrikalari A.S.	60,749	421,853
	Turk Ekonomi Bankasi A.S.	43,620	662,849
*	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	113,395
*	Turk Sise ve Cam Fabrikalari A.S.	393,110	1,165,996
	Ulker Gida Sanayi ve Ticaret A.S.	260,684	689,853
	USAS Ucak Servisi A.S.	71,628	254,418
*	Uzel Makina Sanayii A.S.	156,941	279,862
*	Vakif Finansal Kiralama A.S.	5,450	14,853
*	Vestel Elektronik Sanayi ve Ticaret A.S.	201,109	522,960
*	Yapi Kredi Finansal Kiralama A.S.	75,052	153,220
*	Yapi Kredi Sigorta A.S.	10,000	34,954
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,134	62,598
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	9,402
	Zorlu Enerji Elektrik Uretim A.S.	100,448	243,300

TOTAL — TURKEY			33,494,672

TOTAL INVESTMENTS — (100.0%)
(Cost $541,236,013)			$710,875,121

See accompanying Notes to Financial Statements.

39

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$971,552
*	Alpargatas SAIC	6,363	10,102
*	Banco Suquia SA	327,868	51,535
	BBVA Banco Frances SA	130,508	333,602
*	Capex SA Series A	131,575	359,308
*	Celulosa Argentina SA Series B	14,412	10,984
*	Central Puerto SA Series B	125,000	86,926
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	629,800
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	54,140
*	Endesa Costanera SA Series B	261,000	213,824
*	IRSA Inversiones y Representaciones SA	1,186,421	1,393,915
*	Juan Minetti SA	769,693	740,552
	Ledesma S.A.A.I.	885,405	548,242
*	Metrogas SA Series B	176,000	57,004
*	Molinos Rio de la Plata SA Series B	502,274	564,598
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,589
	Siderar S.A.I.C. Series A	494,314	3,625,856
	Solvay Indupa S.A.I.C.	1,229,322	1,198,394
	Tenaris SA	140,000	2,489,497
*	Transportadora de Gas del Sur SA Series B	364,679	352,030

TOTAL — ARGENTINA			13,698,450

BRAZIL — (7.3%)
COMMON STOCKS — (1.7%)
	Arcelor Brasil SA	1,751,487	25,600,113
*	Avipal SA Avicultura e Agropecua	12,500,000	39,946
	Brasil Telecom Participacoes SA	51,256,779	554,127
	Companhia Siderurgica Nacional SA	931,400	27,629,855
*	Embratel Participacoes SA	50,000,000	127,568
	Eternit SA	111,900	461,633
*	Tele Norte Celular Participacoes SA	50,064,513	16,670
	Tele Norte Leste Participacoes SA	51,468	1,435,540
	Telemig Celular Participacoes SA	51,793,284	198,214
*	Telemig Celular Participacoes SA Subscription Receipts	553,152	2,117
	Tim Participacoes SA	98,247,830	312,269
*	Vivo Participacoes SA	56,706	250,119
TOTAL COMMON STOCKS			56,628,171

PREFERRED STOCKS — (5.6%)
	Acesita SA	413,076	6,659,232
	Bradespar SA	5,702	184,930

1

	Brasil Telecom Participacoes SA	1,984,088	$12,012
	Braskem SA Preferred A	1,479,200	9,031,915
	Centrais Electricas de Santa Catarina SA - CELESC Series B	4,620,000	2,976,778
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,879,386
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	39,660
	Companhia Brasileira de Petroleo Ipiranga SA	658,200	4,938,279
	Companhia de Tecidos Norte de Minas	23,127,500	1,780,192
	Confab Industrial SA	1,926,000	3,606,305
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	167,784
	Duratex SA	805,100	6,719,321
	Embratel Participacoes SA	1,389,166	3,628
	Empresa Brasileira de Compressores SA - Embraco	458,400	223,997
	Forjas Taurus SA	406,200	549,797
	Gerdau SA	1,222,542	17,308,551
	Globex Utilidades SA	34,076	265,240
	Industrias Romi SA	9,200	459,503
*	Inepar Industria e Construcoes SA	7,896	40,906
	Investimentos Itau SA	5,388,166	20,480,856
	Klabin SA	3,179,000	6,804,778
	Magnesita SA Series A	140,483,000	732,030
	Mahle-Metal Leve SA Industria e Comercio	4,000	67,459
	Marcopolo SA	520,600	1,573,619
	Metalurgica Gerdau SA	959,400	16,429,077
*	Plascar Participacoes Industriais SA	6,900,000	89,514
	Polialden Petroquimica SA	780,000	141,496
	Refinaria de Petroleo Ipiranga SA	12,600	168,908
	Ripasa SA Papel e Celulose	1,539,000	3,267,671
	Sadia SA	3,082,282	7,597,409
	Santista Textil SA	29,600	229,440
	Sao Paulo Alpargatas SA	37,800	1,618,249
	Suzano Bahia Sul Papel e Celullose SA	759,431	4,367,755
	Suzano Petroquimica SA	545,905	804,989
	Tele Norte Celular Participacoes SA	1,390,958	283
	Tele Norte Leste Participacoes SA	7,538	98,442
	Telemar Norte Leste SA	631,500	12,083,838
	Telemig Celular Participacoes SA	1,422,616	2,553
*	Telemig Celular Participacoes SA Subscription Receipts	15,193	27
	Tim Participacoes SA	951,707,394	2,312,906
	Ultrapar Participacoes SA	26,800	395,191
	Uniao des Industrias Petroquimicas SA Series B	2,902,299	1,957,875
	Unibanco-Uniao de Bancos Brasileiros SA ADR	77,600	4,953,208
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	1,736,744
	Usinas Siderurgicas de Minas Gerais SA Series A	826,925	26,733,368
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	2,240
	Votorantim Celulose e Papel SA	533,500	7,610,882
TOTAL PREFERRED STOCKS			182,108,223

RIGHTS/WARRANTS — (0.0%)
*	Inepar Industria e Construcoes SA Preferred Rights 06/23/06	1,156	0
*	Vivo Participacoes SA Rights 06/06/06	633	0
TOTAL RIGHTS/WARRANTS			0

2

TOTAL — BRAZIL		$238,736,394

CHILE — (3.1%)
COMMON STOCKS — (3.1%)
Banco de Credito e Inversiones SA Series A	54,733	1,524,353
Banmedica SA	347,000	296,108
CAP SA (Compania de Aceros del Pacifico)	199,310	2,766,492
Cementos Bio-Bio SA	357,467	931,881
Compania Cervecerias Unidas SA	143,000	666,725
Compania de Consumidores de Gas	124,667	638,299
Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,966,282
Compania de Telecomunicaciones de Chile SA Series B	372,166	656,107
Compania SudAmericana de Vapores SA	3,263,055	4,253,232
Compania Telecomunicaciones de Chile SA Sponsored ADR	412,400	3,319,820
Corpbanca SA	479,508,603	2,428,119
Cristalerias de Chile SA	90,005	886,208
CTI SA (Cia Tecno Industrial)	4,900,000	123,603
Empresa Nacional de Electricidad SA	2,694,503	2,435,766
Empresa Nacional de Telecomunicaciones SA	116,880	1,188,090
Empresas CMPC SA	406,930	10,684,584
Empresas Copec SA	947,488	8,458,445
Empresas Iansa SA	23,583,062	6,568,051
Enersis SA	31,903,095	7,374,449
Enersis SA ADR	2,033,600	23,711,776
Industrias Forestales SA	2,580,202	602,466
* Inversiones Frimetal SA	4,900,000	0
Madeco Manufacturera de Cobre SA ADR	54,200	504,060
* Madeco SA	28,844,021	2,623,659
Masisa SA	3,620,083	588,026
Minera Valparaiso SA	7,500	139,830
Parque Arauco SA	782,020	513,329
Sociedad Quimica y Minera de Chile SA Series A	43,364	461,942
Sociedad Quimica y Minera de Chile SA Series B	945,090	9,571,429
Soquimic Comercial SA	150,000	35,165
Vina de Concha y Toro SA	350,000	447,018
* Vina San Pedro SA	13,979,895	105,138
Watt’s SA	163,489	95,052

TOTAL — CHILE		99,565,504

CZECH REPUBLIC — (3.3%)
COMMON STOCKS — (3.3%)
* Cesky Telecom A.S.	937,593	19,466,396
CEZ A.S.	2,744,208	86,787,776

TOTAL — CZECH REPUBLIC		106,254,172

HUNGARY — (3.8%)
COMMON STOCKS — (3.8%)
BorsodChem RT	655,406	7,360,836
* Danubius Hotel & Spa RT	138,417	3,921,661
Egis Nyrt.	115,885	15,526,739
* Fotex RT	971,495	2,593,001
Gedeon Richter RT	6,647	1,298,090

3

*	Globus Konzervipari RT	180,413	$391,059
*	Linamar Hungary Autoipari es G	100,770	910,115
	MOL Magyar Olaj- es Gazipari RT	815,045	83,480,476
*	Pannonplast RT	110,028	1,556,523
*	RABA Automotive Holding P.L.C.	255,327	910,900
*	Synergon Information Systems	134,656	499,036
*	Tiszai Vegyi Kombinat RT	253,242	6,373,882
	Zwack Unicum RT	387	22,270

TOTAL — HUNGARY			124,844,588

INDIA — (12.7%)
COMMON STOCKS — (12.7%)
	Aarti Industries, Ltd.	147,420	215,044
	Adani Exports, Ltd.	1,287,587	5,030,659
	Aditya Birla Nuvo, Ltd.	134,650	2,183,822
	Aftek Infosys, Ltd.	564,418	768,742
*	Agro Tech Foods, Ltd.	136,705	316,435
	Alembic, Ltd.	60,143	432,363
	Alok Industries, Ltd.	736,832	1,236,461
	Amtek Auto, Ltd.	44,309	271,653
	Apollo Tyres, Ltd.	175,197	942,946
*	Aptech, Ltd.	20,996	46,266
	Arvind Mills, Ltd.	1,185,419	1,887,907
	Ashok Leyland, Ltd.	5,581,530	4,714,497
	Aurobindo Pharma, Ltd.	215,126	2,700,297
	Avaya Globalconnect, Ltd.	7,435	51,928
*	Bajaj Auto Finance, Ltd.	37,588	371,371
	Bajaj Auto, Ltd.	76,284	4,521,788
*	Balaji Telefilms, Ltd.	10,796	27,031
	Ballarpur Industries, Ltd.	886,062	2,340,279
	Balmer Lawrie & Co., Ltd.	39,215	363,549
*	Bank of Rajasthan, Ltd.	351,617	275,603
	BASF India, Ltd.	84,085	390,873
	BOC India, Ltd.	196,517	695,395
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	810,578
*	Ceat, Ltd.	67,553	131,087
*	Century Enka, Ltd.	133,495	487,466
	Century Textiles & Industries, Ltd.	277,738	2,412,248
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,825,241
	Cholamandalam DBS Finance, Ltd.	347	1,192
*	City Union Bank, Ltd.	28,787	62,791
*	Clariant Chemicals (India), Ltd.	2,398	15,975
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	353,125	693,522
*	D-Link (India), Ltd.	66,109	131,460
	Dr. Reddy’s Laboratories, Ltd.	333,699	9,760,970
	E.I.D. - Parry (India), Ltd.	273,079	1,665,750
	EIH, Ltd.	83,011	1,226,960
*	Elder Pharmaceuticals, Ltd.	54,402	375,829
	Electrosteel Casings, Ltd.	43,769	342,818
*	Elgi Equipments, Ltd.	174,405	270,172
*	Escorts, Ltd.	226,339	392,567
*	Essar Steel, Ltd.	807,651	720,910
	Essel Propack, Ltd.	77,366	626,745

4

*	Eveready Industries (India), Ltd.	301,461	$594,932
*	Everest Industries, Ltd.	23,275	65,941
	Exide Industries, Ltd.	114,382	636,858
	FDC, Ltd.	85,911	82,045
	Federal Bank, Ltd.	308,952	1,260,864
	Finolex Cables, Ltd.	104,411	759,107
	Finolex Industries, Ltd.	695,629	1,373,508
*	Geometric Software Solutions Co., Ltd.	27,253	59,198
	GHCL, Ltd.	88,654	312,099
	Godrej Industries, Ltd.	1,000	13,426
*	Goetze (India), Ltd.	9,785	61,544
	Great Eastern Shipping Co., Ltd.	1,032,054	5,279,792
	GTL, Ltd.	544,800	1,726,581
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,577,859
	Gujarat Ambuja Cements, Ltd.	2,023,923	4,055,180
	Gujarat Fluorochemicals, Ltd.	50,745	499,140
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,474,782
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	2,054,392
	H.E.G., Ltd.	99,150	367,978
	HCL Technologies, Ltd.	150,000	1,624,152
	HDFC Bank, Ltd.	196,003	3,146,157
*	Himachal Futuristic Communications, Ltd.	2,540,888	1,644,648
	Himatsingka Seide, Ltd.	96,231	236,003
	Hinduja TMT, Ltd.	93,601	1,340,440
*	Hindustan Motors, Ltd.	296,702	237,770
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	69,873
	Hotel Leelaventure, Ltd.	265,698	2,005,383
	I.B.P. Co., Ltd.	7,999	79,371
	ICI India, Ltd.	45,061	338,654
*	ICICI Bank Sponsored ADR	5,100	135,660
*	iGate Global Solutions, Ltd.	20,446	93,019
*	India Cements, Ltd.	602,757	2,091,569
*	India Glycols, Ltd.	110,588	325,602
	Indian Hotels Co., Ltd.	294,289	7,642,607
	Indian Petrochemicals Corp., Ltd.	1,306,558	6,737,499
	Indo Rama Synthetics (India), Ltd.	202,314	272,330
	IndusInd Bank, Ltd.	1,436,430	1,429,894
	Industrial Development Bank of India, Ltd.	3,178,422	4,819,799
*	Infotech Enterprises, Ltd.	11,561	137,750
	IPCA Laboratories, Ltd.	49,978	342,182
*	Ispat Industries, Ltd. Post Reconstruction	2,195,639	827,425
	IVRCL Infrastructures & Projects, Ltd.	67,260	345,656
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	435,413
	J.K. Industries, Ltd.	147,674	281,273
*	Jammu & Kashmir Bank, Ltd.	190,012	1,588,908
*	JBF Industries, Ltd.	35,983	69,402
	Jindal Poly Films, Ltd.	21,594	127,168
	Jindal Saw, Ltd.	60,558	488,906
*	Jindal Stainless, Ltd.	614,306	1,158,529
	Jindal Steel & Power, Ltd.	28,866	1,134,700
*	JSW Steel, Ltd.	624,983	3,916,857
*	Karnataka Bank, Ltd.	66,072	140,722
	Kesoram Industries, Ltd.	136,927	698,082
	Kirloskar Oil Engines, Ltd.	162,023	870,432

5

	LIC Housing Finance, Ltd.	345,645	$1,342,634
*	Maharashtra Scooters, Ltd.	13,612	110,968
	Mahavir Spinning Mills, Ltd.	88,383	678,600
	Mahindra & Mahindra, Ltd.	219,880	2,895,388
	Maruti Udyog, Ltd.	182,830	2,899,521
	Mastek, Ltd.	83,250	714,863
	Merck, Ltd.	23,905	277,779
	Monsanto India, Ltd.	1,217	37,526
	Moser Baer (India), Ltd.	529,290	2,425,804
*	Mphasis BFL, Ltd.	292,087	1,203,404
	MRF, Ltd.	14,402	870,474
*	Mukand, Ltd.	296,535	635,336
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,476,016	453,888
	Nahar Spinning Mills, Ltd.	31,075	162,560
*	Natco Pharma, Ltd.	71,082	169,086
*	National Organic Chemical Industries, Ltd.	598,288	319,579
	Navneet Publications (India), Ltd.	23,748	149,217
*	NIIT Technologies, Ltd.	23,227	93,725
	NIIT, Ltd.	19,941	156,983
	Nirma, Ltd.	140,496	1,344,591
*	Omax Autos, Ltd.	20,202	36,691
	Orchid Chemicals & Pharmaceuticals, Ltd.	199,488	973,873
	Patni Computer Systems, Ltd.	204,200	1,611,787
*	Pentamedia Graphics, Ltd.	658,344	65,830
*	Petronet LNG, Ltd.	131,253	137,862
	Polaris Software Lab, Ltd.	380,771	706,281
*	Polyplex Corp., Ltd.	41,389	120,637
*	Pricol, Ltd.	49,154	41,315
*	Prism Cements, Ltd.	269,139	181,909
	PSL, Ltd.	52,822	270,243
	Punjab Tractors, Ltd.	284,281	1,571,456
*	Rain Calcining, Ltd.	310,692	258,632
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	89,946
*	Rama Newsprint & Papers, Ltd.	84,210	20,332
*	Raymond, Ltd.	261,017	2,758,283
*	Reliance Capital Ventures, Ltd.	6,786,159	3,685,820
*	Reliance Communication Ventures, Ltd.	6,786,159	39,232,367
*	Reliance Energy Ventures, Ltd.	6,786,159	5,048,767
*	Reliance Industries, Ltd.	6,786,159	139,698,377
*	Reliance Natural Resources, Ltd.	6,786,159	3,788,408
	Rolta India, Ltd.	321,636	1,370,472
	Ruchi Soya Industries, Ltd.	48,407	328,830
	Samtel Colour, Ltd.	77,810	84,167
	Sesa Goa, Ltd.	8,700	228,838
	Shriram Transport Finance Co., Ltd.	50,855	133,447
*	Sona Koyo Steering Systems, Ltd.	29,642	53,601
*	Sonata Software, Ltd.	457,576	267,227
*	South India Bank, Ltd.	76,352	106,500
*	Srei Infrastructure Finance, Ltd.	94,741	102,640
	SRF, Ltd.	132,296	619,201
	Sterlite Industries (India), Ltd. Series A	1,319,280	12,255,160
*	Sterlite Optical Technologies, Ltd.	140,600	415,755
*	Subros, Ltd.	13,278	60,098
*	Supreme Petrochem, Ltd.	69,306	33,922

6

	Tata Chemicals, Ltd.	1,092,020	$5,387,804
*	Tata Investment Corp., Ltd.	55,760	507,061
	Tata Steel, Ltd.	1,899,526	21,194,259
	Tata Tea, Ltd.	166,270	2,578,783
*	Tele Data Informatics, Ltd.	87,903	25,436
	Tube Investments of India, Ltd.	322,920	825,345
	TVS Motor Co., Ltd.	269,922	726,699
	Ucal Fuel Systems, Ltd.	4,360	15,033
	Unichem Laboratories, Ltd.	20,832	121,175
*	Usha Martin, Ltd.	139,597	572,422
	UTI Bank, Ltd.	1,388,368	8,557,676
*	Uttam Galva Steels	194,165	149,055
	Varun Shipping Co.	469,669	851,317
	Videocon Industries, Ltd.	35,767	332,269
	Videsh Sanchar Nigam, Ltd.	929,481	7,670,113
	Visualsoft Technologies, Ltd.	97,597	198,058
*	Welspun India, Ltd.	24,452	48,687
*	Welspun-Gujarat Stahl Rohren, Ltd.	76,557	114,171
	Zee Telefilms, Ltd. Series B	2,095,477	10,501,840
*	Zensar Technologies, Ltd.	21,303	103,195
*	Zuari Industries, Ltd.	77,371	364,662
TOTAL COMMON STOCKS			414,973,911

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	80,293

TOTAL — INDIA			415,054,204

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Apac Citra Centretex Tbk	774,000	5,793
	PT Asahimas Flat Glass Tbk	5,333,500	1,615,739
*	PT Astra Graphia Tbk	18,779,000	641,922
	PT Astra International Tbk	4,235,500	4,500,977
*	PT Bakrieland Development Tbk	18,329,500	367,423
	PT Bank Pan Indonesia Tbk	113,482,661	5,298,062
	PT Berlian Laju Tanker Tbk	54,456,800	10,801,773
	PT Bhakti Investama Tbk	31,933,500	467,060
	PT Branta Mulia Tbk	180,000	23,339
*	PT Budi Acid Jaya Tbk	6,410,000	79,774
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	545,431
*	PT Ciputra Surya Tbk	1,000,000	71,671
	PT Clipan Finance Indonesia Tbk	12,461,000	472,590
*	PT Davomas Adabi Tbk	71,017,500	2,284,449
*	PT Delta Dunia Petronda Tbk	593,500	5,767
	PT Dynaplast Tbk	3,040,000	269,346
*	PT Ever Shine Textile Tbk	19,347,215	177,689
*	PT Great River International Tbk	1,788,000	88,869
	PT Gudang Garam Tbk	642,000	665,091
*	PT Hero Supermarket Tbk	220,000	140,248
	PT Indofood Sukses Makmur Tbk	25,723,500	2,625,892
	PT Indo-Rama Synthetics Tbk	7,901,320	385,865
	PT International Nickel Indonesia Tbk	7,522,000	16,101,700

7

	PT Jaya Real Property Tbk	5,189,500	$2,047,831
*	PT Karwell Indonesia Tbk	1,466,500	26,145
*	PT Kawasan Industry Jababeka Tbk	59,170,000	770,915
	PT Lautan Luas Tbk	7,721,000	388,825
	PT Matahari Putra Prima Tbk	15,085,500	1,177,594
	PT Mayorah Indah Tbk	8,497,572	940,480
	PT Medco Energi International Tbk	31,249,000	13,479,520
	PT Metrodata Electronics Tbk	18,582,000	141,367
*	PT Modern Photo Tbk	1,266,500	45,159
*	PT Mutlipolar Corporation Tbk	7,188,750	97,297
*	PT Panasia Indosyntec Tbk	403,200	17,971
	PT Panin Insurance Tbk	27,086,000	886,951
*	PT Petrosea Tbk	76,000	55,530
*	PT Polychem Indonesia Tbk	6,156,000	144,012
*	PT Samudera Indonesia Tbk	415,500	356,048
	PT Selamat Semp Tbk	10,624,000	372,114
	PT Semen Gresik Tbk	8,421,591	20,177,081
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	2,621,284
	PT Summarecon Agung Tbk	2,250,000	295,318
*	PT Sunson Textile Manufacturer Tbk	6,012,000	149,948
*	PT Suparma Tbk	3,995,345	86,605
*	PT Surya Dumai Industri Tbk	5,145,000	200,130
	PT Surya Toto Indonesia Tbk	46,400	30,081
	PT Tempo Scan Pacific Tbk	6,466,000	3,998,578
	PT Tigaraksa Satria Tbk	684,000	22,172
	PT Timah Tbk	5,855,000	1,225,559
	PT Trias Sentosa Tbk	29,527,200	417,085
*	PT Trimegah Sec Tbk	34,298,000	519,889
	PT Tunas Ridean Tbk	10,810,000	817,367
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	399,813
	PT Unggul Indah Cahaya Tbk	371,435	121,905

TOTAL — INDONESIA			99,667,044

ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
*	Afcon Industries, Ltd.	2,102	10,940
	Albad Massuot Yitzhak, Ltd.	36,481	354,275
	American Israeli Paper Mills, Ltd.	23,254	1,081,320
*	Ashtrom Properties, Ltd.	171,400	107,348
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,944,613
	Bank Hapoalim B.M.	8,089,710	37,615,522
	Bank Leumi Le-Israel	8,352,608	31,334,021
	Bank of Jerusalem, Ltd.	71,150	105,368
*	Baran Group, Ltd.	94,200	1,238,219
*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	328,831
	Clal Industries, Ltd.	773,796	3,988,803
*	Delta-Galil Industries, Ltd.	105,248	741,918
	Discount Investment Corp.	167,655	4,046,784
*	Discount Mortgage Bank, Ltd.	3,611	448,689
	Elbit Medical Imaging, Ltd.	168,210	4,188,276
*	Electra (Israel), Ltd.	13,319	1,406,413
*	Electra Consumer Products	63,603	420,105
	Elron Electronic Industries, Ltd.	202,296	2,079,178

8

*	Feuchtwanger Investments 1984, Ltd.	10,500	$28
*	First International Bank of Israel, Ltd.	550,597	1,450,238
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	4,027,141
*	Formula Systems (1985), Ltd.	93,700	1,110,319
*	Formula Vision Technologies, Ltd.	1,953	1,387
*	Granite Hacarmel Investments, Ltd.	142,500	207,444
*	GTC Real Estate NV	3,052	18,886
	IDB Development Corp., Ltd. Series A	217,003	7,166,050
	Industrial Building Corp., Ltd.	937,191	1,604,172
	Israel Cold Storage & Supply Co., Ltd.	7,000	50,885
	Israel Corp., Ltd. Series A	4,000	1,567,379
	Israel Petrochemical Enterprises, Ltd.	238,177	2,060,181
*	Israel Steel Mills, Ltd.	97,000	836
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	230,812
*	Kardan Israel, Ltd.	2,237	7,431
	Knafaim Arkia Holdings, Ltd.	117,857	1,277,684
*	Koor Industries, Ltd.	125,769	7,274,968
	Leader Holding & Investments, Ltd.	166,882	314,083
*	Liberty Properties, Ltd.	3,457	29,461
	Makhteshim-Agan Industries, Ltd.	227,355	1,311,978
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	79,430
*	Metalink, Ltd.	21,794	129,037
*	Middle East Tube Co., Ltd.	46,200	61,939
*	Miloumor, Ltd.	67,325	253,313
*	Minrav Holdings, Ltd.	2,000	90,545
*	Naphtha Israel Petroleum Corp.	407,900	114,389
*	OCIF Investments and Development, Ltd.	14,180	318,980
*	Otzar Hashilton Hamekomi, Ltd.	1,050	81,386
	Packer Plada, Ltd.	4,006	234,436
	Polgat Industries, Ltd. Series A	87,600	52,939
	Property and Building Corp., Ltd.	11,288	1,424,975
*	Scailex Corp., Ltd.	365,565	2,590,758
	Shrem Fudim Kelner & Co., Ltd.	101,645	340,413
	Suny Electronic Inc., Ltd.	129,761	509,016
*	Super-Sol, Ltd. Series B	793,301	2,309,275
*	Team Computer & Systems, Ltd.	7,900	118,399
*	The Israel Land Development Co., Ltd.	234,969	923,644
*	Tower Semiconductor, Ltd.	578,773	966,319
*	TTI Team Telecom International, Ltd. ADR	16,590	82,618
*	Union Bank of Israel, Ltd.	373,011	1,929,350
*	United Mizrahi Bank, Ltd.	1,263,799	7,757,010
	Urdan Industries, Ltd.	183,950	119,489
*	Ytong Industries, Ltd.	174,250	165,634
TOTAL COMMON STOCKS			143,805,280

RIGHTS/WARRANTS — (0.0%)
*	Global Trade Centre International Warrants 10/06/06	91	0

TOTAL — ISRAEL			143,805,280

MALAYSIA — (6.1%)
COMMON STOCKS — (6.1%)
*	A&M Realty Berhad	213,550	79,427

9

	ACP Industries Berhad	1,239,900	$294,959
*	Advance Synergy Berhad	641,000	34,610
	Advanced Synergy Capital Berhad	153,500	13,724
	Affin Holdings Berhad	7,359,600	3,448,053
	Aluminum Co. of Malaysia Berhad	250,000	100,590
*	AMBD Berhad	1,990,900	74,284
	AmInvestment Group Berhad	994,468	460,445
	AMMB Holdings Berhad	14,093,744	9,802,415
*	Ancom Berhad	393,750	71,124
	Ann Joo Resources Berhad	1,235,100	391,846
*	Antah Holding Berhad	306,000	20,226
	APM Automotive Holdings Berhad	1,024,700	759,535
	Apollo Food Holdings Berhad	198,400	136,117
*	Arab Malaysia Corp. Berhad	2,000,000	694,537
*	Asas Dunia Berhad	524,700	101,379
*	Asia Pacific Land Berhad	5,644,300	466,976
	Asiatic Development Berhad	3,959,500	3,360,066
	Avenue Assets Berhad	4,158,800	881,927
	Ayer Hitam Planting Syndicate Berhad	27,000	18,595
	Bandar Raya Developments Berhad	2,886,500	877,033
	Batu Kawan Berhad	1,212,300	2,673,979
*	Berjaya Capital Berhad	614,136	135,620
*	Berjaya Corp. Berhad	7,956,380	273,905
*	Berjaya Corp. Berhad ICULS	34,838,582	575,686
*	Berjaya Land Berhad	3,934,800	552,455
	Bernas Padiberas Nasional Berhad	3,139,700	1,323,023
	Bimb Holdings Berhad	1,029,800	323,950
	Bina Darulaman Berhad	118,000	27,815
	Binaik Equity Berhad	149,800	28,017
	Bolton Properties Berhad	1,107,100	229,104
	Boustead Holdings Berhad	3,078,700	1,552,260
	Boustead Properties Berhad	343,700	280,002
	Bumiputra-Commerce Asset Holdings Berhad	1,104,000	1,674,444
	Cahya Mata Sarawak Berhad	1,169,500	303,887
	Chemical Co. of Malaysia Berhad	311,000	262,176
	Chin Teck Plantations Berhad	296,600	433,494
	Choo Bee Metal Industries Berhad	235,700	103,404
*	Compugates Holdings Berhad	5,000	1,873
*	Cosway Corp. Berhad	854,100	168,909
*	Country Heights Holdings Berhad	174,000	31,167
	Courts Mammoth Berhad	1,280,000	366,608
	Cycle & Carriage Bintang Berhad	249,800	158,840
*	Damansara Realty Berhad	5,487,800	197,414
*	Datuk Keramik Holdings Berhad	127,000	1,574
	Dijaya Corp. Berhad	612,100	133,913
	DNP Holdings Berhad	166,000	27,479
	DRB-Hicom Berhad	6,126,600	2,911,026
*	Dunham-Bush (Malaysia) Berhad	128,115	53,160
	Eastern & Oriental Berhad	566,300	208,239
	Eastern Pacific Industrial Corp. Berhad	414,400	155,109
*	Ecofirst Consolidated Berhad	1,268,000	43,620
	Edaran Otomobil Nasional Berhad	1,327,100	976,394
*	Engtex Group Berhad	311,000	93,487
*	EON Capital Berhad	1,058,307	1,778,434

10

	Esso Malaysia Berhad	633,200	$417,204
*	Faber Group Berhad	170,300	29,576
	Far East Holdings Berhad	318,400	303,464
	Focal Aims Holdings Berhad	424,000	40,870
*	Fountain View Development Berhad	2,573,200	188,651
	Gamuda Berhad	4,853,400	4,606,730
	General Corp. Berhad	1,242,900	202,001
	Glomac Berhad	1,096,800	359,916
	Gold IS Berhad	1,287,600	447,574
	Golden Hope Plantations Berhad	5,066,550	6,143,804
*	Golden Plus Holdings Berhad	201,000	24,430
*	Gopeng Berhad	273,900	41,582
*	Grand United Holdings Berhad	451,100	37,434
*	Gula Perak Berhad	3,605,350	169,379
	GuocoLand (Malaysia) Berhad	4,944,641	1,057,232
	Guthrie Ropel Berhad	191,700	221,738
	Hap Seng Consolidated Berhad	1,499,200	771,512
	Highlands and Lowlands Berhad	3,550,100	4,050,211
*	HIL Industries Berhad	373,285	34,033
*	Ho Hup Construction Co. Berhad	175,100	29,267
*	Ho Wah Genting Berhad	369,000	21,491
	Hong Leong Credit Berhad	1,191,937	1,503,405
	Hong Leong Industries Berhad	904,400	914,061
	Hume Industries (Malaysia) Berhad	389,967	321,094
	Hwang-DBS (Malaysia) Berhad	775,000	327,896
	IGB Corp. Berhad	9,267,800	3,600,568
	IJM Corp. Berhad	3,810,000	5,774,776
*	IJM Plantations Berhad	204,400	80,021
*	Insas Berhad	2,012,100	172,503
	Integrated Logistics Berhad	900,000	485,503
	IOI Properties Berhad	13,600	30,737
	Island & Peninsular Berhad	3,153,923	1,164,144
*	Jaks Resources Berhad	2,292,000	332,500
	Jaya Tiasa Holdings Berhad	1,128,700	775,342
	Jerneh Asia Berhad	265,700	147,724
*	Johan Holdings Berhad	228,000	7,535
	Johor Land Berhad	247,940	54,906
*	K & N Kenanga Holdings Berhad	1,454,300	260,952
	Keck Seng (Malaysia) Berhad	1,174,800	1,016,710
*	Kejora Harta Berhad	2,144,100	277,747
	Kian Joo Can Factory Berhad	1,147,200	932,703
*	KIG Glass Industrial Berhad	260,000	2,148
	Kim Hin Industry Berhad	325,900	125,014
	Kim Loong Resources Berhad	113,000	42,038
*	KLCC Property Holdings Berhad	3,936,000	2,277,424
	KPJ Healthcare Berhad	597,300	260,141
	KrisAssets Holdings Berhad	368,377	258,706
	Kuala Lumpur Kepong Berhad	3,820,500	10,629,099
*	Kub Malaysia Berhad	4,595,400	552,193
	Kulim Malaysia Berhad	1,295,725	1,128,811
*	Kumpulan Europlus Berhad	3,428,300	303,363
	Kwantas Corp. Berhad	123,000	131,647
*	Land & General Berhad	7,131,600	355,797
	Landmarks Berhad	2,886,300	899,911

11

*	Leader Universal Holdings Berhad	4,214,433	$460,381
	Leong Hup Holdings Berhad	1,469,800	728,298
*	Lien Hoe Corp. Berhad	654,850	46,024
	Lingui Development Berhad	2,774,700	742,078
	Lion Diversified Holdings Berhad	2,683,300	2,961,901
	Lion Industries Corp. Berhad	3,771,381	1,272,628
*	London Biscuits Berhad	138,100	66,594
	Malayan Cement Berhad	67,500	14,034
	Malaysia Building Society Berhad	263,000	49,214
	Malaysia Industrial Development Finance Berhad	5,266,200	1,556,342
	Malaysian Airlines System Berhad	469,300	380,102
	Malaysian Bulk Carriers Berhad	1,444,300	818,934
	Malaysian Mosaics Berhad	1,968,000	900,109
	Malaysian National Reinsurance Berhad	969,600	1,026,068
	Malaysian Plantations Berhad	4,810,000	2,794,401
*	Malaysian Resources Corp. Berhad	8,633,100	1,704,811
	MBM Resources Berhad	416,233	332,558
*	Meda, Inc. Berhad	650,100	23,409
	Mega First Corp. Berhad	448,000	123,457
	Melewar Industrial Group Berhad	768,000	233,164
	Mentakab Rubber Co. (Malaya) Berhad	1,100	489
	Merge Housing Berhad	58,952	13,035
	Metro Kajang Holdings Berhad	535,333	124,044
*	Metroplex Berhad	817,000	12,375
	Mieco Chipboard Berhad	732,600	207,960
	MK Land Holdings Berhad	3,938,100	701,057
	MMC Corp. Berhad	6,727,400	6,187,555
	MTD Infraperdana Berhad	5,891,300	1,656,560
	Muda Holdings Berhad	706,000	69,247
	Muhibbah Engineering Berhad	852,000	328,655
*	MUI Properties Berhad	1,314,000	101,511
*	Mulpha International Berhad	9,460,400	3,051,865
*	Multi-Purpose Holdings Berhad	1,974,000	465,569
	Mutiara Goodyear Development Berhad	247,900	28,033
	MWE Holdings Berhad	458,000	80,817
	Mycron Steel Berhad	119,750	24,790
	Naluri Berhad	2,430,100	354,896
*	Nam Fatt Berhad	286,100	29,617
	Narra Industries Berhad	154,200	55,286
	NCB Holdings Berhad	2,363,700	1,726,140
	Negri Sembilan Oil Palms Berhad	167,600	124,477
	New Straits Times Press (Malaysia) Berhad	1,185,400	543,246
	Nylex (Malaysia) Berhad	307,250	85,514
	Oriental Holdings Berhad	2,837,416	3,047,572
	Oriental Interest Berhad	170,000	62,395
	OSK Holdings Berhad	4,153,818	1,406,581
	OSK Property Holdings Berhad	186,678	64,005
	P.I.E. Industrial Berhad	254,300	168,107
	Pacific & Orient Berhad	253,169	124,115
*	Pacificmas Berhad	55,900	93,722
*	Pan Malaysia Cement Works Berhad	1,271,800	135,051
	Panasonic Manufacturing Malaysia Berhad	294,980	768,420
*	Paracorp Berhad	252,000	4,356
	Paramount Corp. Berhad	203,900	120,194

12

	PBA Holdings Berhad	1,502,500	$538,435
	Petaling Garden Berhad	871,000	376,500
	Petronas Dagangan Berhad	332,800	374,446
*	Pilecom Engineering Berhad	105,000	2,458
	PJ Development Holdings Berhad	1,043,900	120,979
	PK Resources Berhad	25,000	3,646
	Pos Malaysia & Services Holdings Berhad	2,929,100	3,470,270
	PPB Group Berhad	6,613,166	7,541,927
*	Premium Nutrients Berhad	513,100	29,876
*	Prime Utilities Berhad	46,000	5,102
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	2,887,500	4,613,687
	Pulai Springs Berhad	159,800	59,882
	Ranhill Berhad	3,302,600	1,223,001
*	RB Land Holdings Berhad	327,900	50,716
*	RHB Capital Berhad	11,729,900	8,118,208
	Road Builders (Malaysia) Holdings Berhad	4,667,400	2,845,571
*	Salcon Berhad	287,000	39,580
	Sapura Resources Berhad	286,800	28,147
	Sapura Telecommunications Berhad	155,152	35,135
	Sarawak Enterprise Corp. Berhad	4,271,000	1,449,026
	Sarawak Oil Palms Berhad	139,500	72,670
	Scientex, Inc. Berhad	116,000	87,848
	Selangor Dredging Berhad	619,000	65,843
	Shangri-La Hotels (Malaysia) Berhad	706,000	286,152
	SHL Consolidated Berhad	943,700	298,661
*	Silverstone Corp. Berhad	8,690	383
	Sime Darby Berhad	355,980	583,720
*	Sime Engineering Services Berhad	222,000	72,293
*	South East Asia Lumber, Inc. Berhad	228,800	20,179
	Southern Acids (Malaysia) Berhad	44,000	20,225
	Southern Bank Berhad (Foreign)	1,854,950	2,172,214
	Southern Steel Berhad	689,100	188,288
	Store Corp. Berhad	124,630	96,304
	Subur Tiasa Holdings Berhad	438,600	387,104
*	Sumatec Resources Berhad	921,700	198,370
	Sunrise Berhad	2,806,300	1,276,572
	Sunway City Berhad	2,117,100	1,051,785
	Sunway Holdings, Inc. Berhad	3,973,600	515,575
	Suria Capital Holdings Berhad	1,181,600	159,674
	TA Enterprise Berhad	8,319,300	1,664,999
*	Talam Corp. Berhad	139,050	7,506
*	Tamco Corp. Holdings Berhad	219,500	16,627
	Tan Chong Motor Holdings Berhad	3,790,700	1,555,493
	Tekala Corp. Berhad	337,700	81,917
	TH Group Berhad	1,014,100	156,794
*	Time Dotcom Berhad	8,911,700	1,640,153
	Tiong Nam Transport Holdings Berhad	171,500	29,887
	Tradewinds (Malaysia) Berhad	782,900	550,526
*	Tradewinds Corp. Berhad	4,784,300	928,427
	Tradewinds Plantation Berhad	464,000	210,851
*	Trengganu Development & Management Berhad	534,400	105,927
	Tronoh Mines Malaysia Berhad	508,500	582,961
	UAC Berhad	49,800	64,415

13

	UDA Holdings Berhad	1,642,300	$963,844
	UEM World Berhad	5,673,800	2,755,732
	UMW Holdings Berhad	3,008,943	6,136,595
	Unico-Desa Plantations Berhad	4,007,420	546,602
	Unisem (M) Berhad	2,969,100	1,228,751
	United Malacca Rubber Estates Berhad	369,400	456,177
	United Plantations Berhad	821,200	1,719,450
*	Utama Banking Group Berhad	955,000	170,587
	VS Industry Berhad	503,800	201,230
	Warisan TC Holdings Berhad	109,850	51,184
	Worldwide Holdings Berhad	515,700	277,288
	WTK Holdings Berhad	820,300	926,364
	Yeo Hiap Seng (Malaysia) Berhad	296,100	163,086
	YTL Corp. Berhad	3,174,200	4,371,191
	Yu Neh Huat Berhad	748,600	259,959
TOTAL COMMON STOCKS			199,000,291

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	42,029
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	37,826
TOTAL PREFERRED STOCKS			79,855

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	5,277
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,489
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	3,586
TOTAL RIGHTS/WARRANTS			15,352

TOTAL — MALAYSIA			199,095,498

MEXICO — (7.0%)
COMMON STOCKS — (7.0%)
	Alfa S.A. de C.V. Series A	5,405,364	24,779,946
*	Cintra S.A. de C.V.	85,000	26,377
*	Consorcio Hogar S.A. de C.V. Series B	540,200	224,786
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	12,331,266
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	3,091,764
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	846
	Corporativo Fragua S.A. de C.V. Series B	70	370
*	Desc S.A. de C.V. Series B	1,747,367	1,647,544
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	44,080
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	724,235
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,122,497
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,141
*	Empresas ICA S.A. de C.V	3,228,700	10,389,452
*	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,187,344
	Gruma S.A. de C.V. Series B	3,347,050	8,344,757
	Grupo Aeroporturio del Sureste S.A. de C.V.	92,600	313,565
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	27,639,832
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	8,653,756
	Grupo Continental S.A. de C.V.	1,444,500	2,349,557
	Grupo Corvi S.A. de C.V. Series L	284,000	79,619

14

	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	$9,667,647
*	Grupo Gigante S.A. de C.V. Series B	324,076	174,566
*	Grupo Herdez S.A. de C.V.	319,000	222,453
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,527,208
*	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,198,173
*	Grupo Iusacell S.A. de C.V.	143,500	506,039
*	Grupo Nutrisa S.A. de C.V.	428	377
	Grupo Posadas S.A. de C.V. Series L	356,000	272,893
*	Grupo Qumma S.A. de C.V. Series B	5,301	84
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	5,160,033
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,365,043
	Industrias Penoles S.A. de C.V.	1,277,400	8,671,410
*	Industrias S.A. de C.V. Series B	3,182,752	8,030,535
*	Jugos del Valle S.A. de C.V. Series B	213,600	442,528
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	60,589,354
	Organizacion Soriana S.A. de C.V. Series B	5,249,700	22,677,889
*	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	118,644
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	952
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,515
*	Savia S.A. de C.V.	3,457,285	243,836
*	US Commercial Corp. S.A. de C.V.	271,000	63,312
	Vitro S.A. de C.V.	2,699,100	2,093,986

TOTAL — MEXICO			228,987,211

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	Aboitiz Equity Ventures, Inc.	5,782,000	636,011
	Alaska Milk Corp.	7,953,000	468,063
*	Alsons Consolidated Resources, Inc.	16,904,000	171,214
*	Bacnotan Consolidated Industries, Inc.	1,696,970	304,609
*	Belle Corp.	30,800,000	681,853
*	Cebu Holdings, Inc.	7,763,250	319,497
*	Digital Telecommunications (Philippines), Inc.	131,630,000	3,194,911
*	DMCI Holdings, Inc.	1,226,000	89,781
*	Equitable PCI Bank, Inc.	2,841,900	3,920,797
*	Export & Industry Bank, Inc.	14,950	116
*	Fil-Estate Land, Inc.	3,196,340	31,753
*	Filinvest Development Corp.	5,283,500	326,700
*	Filinvest Land, Inc.	189,880,125	5,059,735
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	887,600	791,599
*	Kuok Philippine Properties, Inc.	4,300,000	16,898
	Megaworld Properties & Holdings, Inc.	215,844,000	6,384,840
	Metro Bank and Trust Co.	1,511,220	1,032,576
*	Mondragon International Philippines, Inc.	2,464,000	5,822
	Petron Corp.	15,160,000	1,221,381
*	Philippine National Bank	3,619,900	2,337,364
*	Philippine National Construction Corp.	398,900	19,227
*	Philippine Realty & Holdings Corp.	20,930,000	115,148
	Philippine Savings Bank	1,232,313	923,326
*	Prime Media Holdings, Inc.	409,000	8,040
*	Prime Orion Philippines, Inc.	14,400,000	49,370
*	RFM Corp.	2,488,200	32,641

15

	Robinson’s Land Corp. Series B	16,019,000	$3,341,962
	Security Bank Corp.	2,713,200	2,545,153
	SM Development Corp.	21,996,400	686,197
*	Solid Group, Inc.	19,668,000	205,176
	Soriano (A.) Corp.	20,195,000	1,358,595
	Union Bank of the Philippines	547,400	489,419
	Universal Robina Corp.	18,561,345	6,604,547

TOTAL — PHILIPPINES			43,374,321

POLAND — (3.6%)
COMMON STOCKS — (3.6%)
	Agora SA	253,557	3,103,467
*	Amica Wronki SA	174,355	1,181,307
*	Bank Millennium SA	6,521,691	12,051,242
	Bank Przemyslowo Handlowy BPH SA	9,050	2,030,321
*	Budimex SA	127,353	2,110,709
	Debica SA	78,669	1,506,700
*	Echo Investment SA	16,115	1,272,317
*	Elektrobudowa SA	31,748	532,235
	Fabryki Mebli Forte SA	63,159	281,357
	Grupa Kety SA	45,647	1,871,286
*	Huta Ferrum SA	4,233	17,396
	Impexmetal SA	241,068	10,123,219
*	Kredyt Bank SA	65,207	318,353
*	Kroscienskie Huty Szkla Krosno SA	55,675	123,443
	Lentex SA	79,285	970,104
*	Mostostal Export SA	654,595	479,274
*	Mostostal Warszawa SA	366,600	2,024,285
*	Mostostal Zabrze Holding SA	140,376	109,181
	Netia Holdings SA	3,117,643	4,617,699
	Orbis SA	668,253	9,386,590
	Polski Koncern Naftowy Orlen SA	3,223,851	56,663,474
	Prokom Software SA	63,131	2,586,275
*	Prosper SA	27,066	144,578
*	Raciborska Fabryka Kotlow SA	291,972	2,438,908
*	Stalexport SA	460,000	358,173

TOTAL — POLAND			116,301,893

SOUTH AFRICA — (11.4%)
COMMON STOCKS — (11.4%)
	ABSA Group, Ltd.	898,244	14,827,803
	Advtech, Ltd.	620,958	226,052
	Aeci, Ltd.	367,392	3,187,435
	Afgri, Ltd.	1,376,115	1,259,026
*	African Rainbow Minerals, Ltd.	1,038,945	7,545,490
	AG Industries, Ltd.	600,361	313,973
	Alexander Forbes, Ltd.	967,266	2,016,912
	Allied Electronics Corp., Ltd.	401,440	1,737,808
	Argent Industrial, Ltd.	224,277	440,119
*	AST Group, Ltd.	740,636	60,645
	Aveng, Ltd.	1,612,611	5,282,907
	AVI, Ltd.	1,065,161	2,445,807

16

	Barloworld, Ltd.	1,101,191	$18,688,652
*	Bell Equipment, Ltd.	356,731	619,947
	Business Connexion Group	465,381	573,519
	Bytes Technology Group, Ltd.	314,654	571,156
	Capitec Bank Holdings, Ltd.	171,133	792,230
	Caxton & CTP Publishers & Printers, Ltd.	1,693,506	3,640,039
	City Lodge Hotels, Ltd.	21,170	163,535
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	384,616	174,199
*	Datatec, Ltd.	859,022	3,827,583
	Delta Electrical Industries, Ltd.	185,990	511,230
*	Dimension Data Holdings PLC	3,977,377	3,133,375
	Distell Group, Ltd.	668,065	3,525,745
	Dorbyl, Ltd.	105,718	205,189
	Ellerine Holdings, Ltd.	605,945	7,384,188
	Enviroserv Holdings, Ltd.	259,484	238,379
	Gold Reef Casino Resorts, Ltd.	344,218	752,792
	Group Five, Ltd.	258,794	1,094,937
*	Harmony Gold Mining Co., Ltd.	1,528,002	21,712,855
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	2,876,699
	Hudaco Industries, Ltd.	115,536	755,926
	Iliad Africa, Ltd.	76,658	136,768
	Illovo Sugar, Ltd.	1,015,749	3,021,297
	Imperial Holdings, Ltd.	349,923	7,483,135
	Investec, Ltd.	199,533	10,193,019
*	JCI, Ltd.	4,289,448	101,883
	JD Group, Ltd.	253,440	2,976,869
	Johnic Communications, Ltd.	391,810	3,372,701
	Liberty Group, Ltd.	1,494,978	17,125,522
*	M Cubed Holdings, Ltd.	1,850,526	101,616
	Medi-Clinic Corp., Ltd.	1,225,730	3,550,566
	Metair Investment, Ltd.	25,609	873,391
*	Metorex, Ltd.	610,501	930,255
	Metropolitan Holdings, Ltd.	3,345,387	6,246,432
	Mittal Steel South Africa, Ltd.	2,388,294	22,335,659
	Murray & Roberts Holdings, Ltd.	1,024,849	3,732,221
	Mvelaphanda Group, Ltd.	533,601	670,224
	Nampak, Ltd.	2,316,402	5,968,147
	Nedbank Group, Ltd.	2,021,460	34,587,131
	New Clicks Holdings, Ltd.	1,571,547	2,193,799
*	New Corpcapital, Ltd.	579,166	18,886
	Northam Platinum, Ltd.	830,061	4,526,117
	Nu-World Holdings, Ltd.	82,218	427,426
	Oceana Group, Ltd.	407,669	938,559
	Old Mutual PLC	10,274,412	31,941,146
	Omnia Holdings, Ltd.	143,874	951,071
*	Palabora Mining Co., Ltd.	69,265	421,093
	Peregrine Holdings, Ltd.	770,533	1,029,917
	Prism Holdings, Ltd.	458,100	77,063
	PSG Group, Ltd.	278,342	793,304
	Rainbow Chicken, Ltd.	1,113,475	1,683,059
*	Randgold & Exploration Co., Ltd.	256,811	339,301
	Redefine Income Fund, Ltd.	83,325	71,724
	Sanlam, Ltd.	10,756,714	24,473,035

17

	Santam, Ltd.	476,930	$5,218,786
	Sappi, Ltd.	1,124,613	13,963,400
	Steinhoff International Holdings, Ltd.	4,600,555	14,672,577
	Sun International, Ltd.	190,655	2,414,696
	Super Group, Ltd.	632,656	1,023,725
	Telkom South Africa, Ltd.	770,894	16,392,966
	Tiger Wheels, Ltd.	264,796	869,079
	Tongaat-Hulett Group, Ltd.	538,741	7,364,392
	Trans Hex Group, Ltd.	326,518	512,079
	Trencor, Ltd.	666,282	2,567,584
	UCS Group, Ltd.	887,793	277,138
	Unitrans, Ltd.	165,695	1,033,268
	Value Group, Ltd.	623,403	296,672
*	Western Areas, Ltd.	424,500	2,636,311

TOTAL — SOUTH AFRICA			373,121,161

SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
	Aekyung Petrochemical Co., Ltd.	10,140	161,640
*	Anam Electronics Co., Ltd.	15,060	45,487
	Asia Cement Manufacturing Co., Ltd.	10,728	445,925
*	Asia Paper Manufacturing Co., Ltd.	11,450	99,374
	AUK Corp.	40,090	105,363
	Baiksan Co., Ltd.	41,550	67,302
*	Bohae Brewery Co., Ltd.	4,010	106,102
*	Bong Shin Co., Ltd.	37,790	99,159
	Boo Kook Securities Co., Ltd.	17,385	256,809
*	Boryung Pharmaceutical Co., Ltd.	6,010	211,498
	BYC Co., Ltd.	810	107,013
*	Byuck San Corp.	10,472	149,451
	Byuck San Engineering and Construction Co., Ltd.	87,860	675,046
*	Cambridge Members Co., Ltd.	5,780	102,129
	Capro Corp.	82,410	188,734
	Cheil Industrial, Inc.	95,804	3,365,514
*	Cho Kwang Leather Co., Ltd.	13,660	72,458
*	Cho Kwang Paint Co., Ltd.	24,260	73,225
	Choil Aluminum Manufacturing Co., Ltd.	13,190	109,154
	Chon Bang Co., Ltd.	2,520	83,985
	Chosun Refractories Co., Ltd.	7,370	386,068
	CJ Corp.	1,367	157,871
*	CKD Bio Corp.	9,469	49,525
*	Comtec Systems Co., Ltd.	75,460	78,510
*	Cosmochemical Co., Ltd.	21,790	84,430
	D.I Corp.	65,430	128,044
	Dacom Corp.	63,060	1,119,851
	Dae Chang Industrial Co.	6,170	38,186
	Dae Dong Industrial Co., Ltd.	9,670	110,054
*	Dae Hyun Co., Ltd.	95,610	112,356
*	Dae Sang Corp.	52,594	815,857
	Dae Won Kang Up Co., Ltd.	13,100	258,305
*	Dae Young Packaging Co., Ltd.	356,210	62,024
*	Dae Yu Co., Ltd.	25,070	47,987
	Daeduck Electronics Co., Ltd.	58,160	498,006

18

	Daeduck Industries Co., Ltd.	44,490	$423,156
	Daegu Bank Co., Ltd.	193,922	3,177,639
	Daehan Fire & Marine Insurance Co, Ltd.	63,050	124,141
	Daehan Flour Mills Co., Ltd.	3,075	426,985
*	Daehan Pulp Co., Ltd.	37,630	166,601
	Daehan Synthetic Fiber Co., Ltd.	2,000	174,389
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	133,071
	Daelim Industrial Co., Ltd.	70,240	5,093,164
	Daelim Trading Co., Ltd.	42,312	216,081
*	Daesang Farmsco	42,230	94,644
*	Daesang Holdings Co., Ltd.	33,096	171,692
	Daesung Industrial Co., Ltd.	9,730	661,801
*	Daewon Pharmaceutical Co., Ltd.	12,880	100,245
*	Daewoo Electronic Components Co., Ltd.	565	29,932
	Daewoo Engineering & Construction Co., Ltd.	819,780	11,918,650
	Daewoo Motor Sales Corp.	61,560	1,417,633
	Daewoong Co., Ltd.	12,340	224,362
	Dahaam E-Tec Co., Ltd.	5,985	163,843
	Daishin Securities Co., Ltd.	103,481	1,942,892
	Daiyang Metal Co., Ltd.	40,000	51,412
*	Daou Technology, Inc.	93,660	608,858
	DC Chemical Co., Ltd.	38,990	1,455,773
*	Digital Power Communications Co., Ltd.	77,520	88,790
	Dong Ah Tire Industrial Co., Ltd.	51,594	314,772
*	Dong Hai Pulp Co., Ltd.	14,310	36,089
	Dong IL Rubber Belt Co., Ltd.	24,560	70,986
	Dong Wha Pharmaceutical Industries Co.	5,167	148,567
*	Dong Won Co., Ltd.	5,520	55,944
	Dong Yang Department Store Co., Ltd.	9,000	158,057
*	Dongbang Agro Co., Ltd.	25,810	99,213
*	Dongbang Transport Logistics Co., Ltd.	7,580	129,160
	Dongbu Corp.	46,410	938,928
	Dongbu Hannong Chemical Co., Ltd.	14,890	346,226
	Dongbu Securities Co., Ltd.	23,142	234,119
	Dongbu Steel Co., Ltd.	56,208	464,023
*	DongbuElectronics Co., Ltd.	625,615	1,311,893
	Dong-Il Corp.	4,310	272,293
	Dongkook Industries Co., Ltd.	1,620	11,153
	Dongkuk Steel Mill Co., Ltd.	155,862	2,733,157
	Dongsu Industrial Co., Ltd.	16,170	386,010
	Dongsung Chemical Co., Ltd.	9,530	79,230
*	Dongsung Pharmaceutical Co., Ltd.	6,400	49,672
	Dongwon F&B Co., Ltd.	6,666	420,937
	Dongwon Industries Co., Ltd.	7,116	211,016
	Dongyang Engineering & Construction Corp.	5,077	231,550
	Dongyang Express Bus Corp.	1,522	24,022
	Dongyang Mechatronics Corp.	35,960	136,150
*	Doosan Corp.	47,020	1,466,967
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	12,321,974
*	Doosan Industrial Development Co., Ltd.	193,240	1,899,238
	DPI Co., Ltd.	41,490	363,234
	Duck Yang Industry Co., Ltd.	4,000	37,828
*	Ducsung Co., Ltd.	31,950	149,515
*	Eagon Industrial Co., Ltd.	8,620	142,637

19

*	Enex Co., Ltd.	5,960	$ 43,902
	F&F Co., Ltd.	32,520	156,057
*	First Fire & Marine Insurance Co., Ltd.	56,480	232,803
	Fursys, Inc.	24,120	780,550
	Gaon Cable Co., Ltd.	7,950	146,694
	Global & Yuasa Battery Co., Ltd.	11,600	72,271
	Green Cross Corp.	10,540	632,774
	GS Engineering & Construction Corp.	104,882	7,360,243
	GS Holdings Corp.	157,000	4,670,519
*	H.S. Industries Co., Ltd.	5,690	49,540
	Hae In Co., Ltd.	23,550	89,826
	Halla Engineering & Construction Corp.	18,270	488,932
	Han Kuk Carbon Co., Ltd.	25,070	138,862
	Han Wha Corp.	146,740	3,915,375
	Han Yang Securities Co., Ltd.	24,940	216,746
	Hana Securities Co., Ltd.	40,790	576,193
	Handok Pharmaceuticals Co., Ltd.	18,150	259,120
	Handsome Corp.	35,380	632,072
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,281,829
*	Hanil Construction Co., Ltd.	15,060	222,072
	Hanil E-Wha Co., Ltd.	79,730	166,565
	Hanil Iron & Steel Co., Ltd.	1,815	35,185
	Hanjin Heavy Industry Co., Ltd.	165,520	4,441,605
	Hanjin Shipping Co., Ltd.	77,100	1,865,363
	Hanjin Transportation Co., Ltd.	23,460	682,129
	Hankook Cosmetics Co., Ltd.	30,000	77,943
	Hankook Tire Manufacturing Co., Ltd.	150,550	2,029,904
	Hankuk Electric Glass Co., Ltd.	23,010	623,269
	Hankuk Glass Industries, Inc.	22,200	757,226
	Hankuk Paper Manufacturing Co., Ltd.	9,800	331,776
*	Hanmi Capital Co., Ltd.	33,570	290,496
	Hansae Co., Ltd.	4,389	82,718
	Hansol Chemical Co., Ltd.	21,407	181,122
	Hansol Paper Co., Ltd.	102,044	1,154,210
	Hanssem Co., Ltd.	49,690	417,681
*	Hansung Enterprise Co., Ltd.	9,410	51,032
	Hanwha Chemical Corp.	246,060	2,571,703
	Hanwha Securities Co., Ltd.	78,810	681,618
	Histeel Co., Ltd.	1,188	16,879
*	Hi-Tron Systems, Inc.	11,660	52,483
	Honam Petrochemical Corp.	25,470	1,316,933
	Hotel Shilla, Ltd.	111,810	1,816,668
	HS R&A Co., Ltd.	12,680	178,384
	Huchems Fine Chemical Corp.	45,340	370,788
*	Huneed Technologies Co., Ltd.	90,030	83,340
	Husteel Co., Ltd.	14,260	178,600
	Hwa Sung Industrial Co.	26,510	356,768
*	Hwacheon Machinery Works Co., Ltd.	4,490	73,198
	Hwashin Co., Ltd.	59,700	169,569
*	Hyosung T & C Co., Ltd.	72,817	1,247,428
	Hyundai Cement Co., Ltd.	15,435	511,362
	Hyundai Department Store H & S Co., Ltd.	11,372	792,023
	Hyundai Heavy Industries Co., Ltd.	189,160	19,233,901
	Hyundai Hysco	170,820	2,083,171

20

	Hyundai Merchant Marine Co., Ltd.	193,270	$ 3,926,530
	Hyundai Motor Co., Ltd.	446,030	34,460,404
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	103,331
	Hyundai Securities Co., Ltd.	249,730	3,076,584
	Hyundai Steel Co.	235,930	8,474,484
	Il Dong Pharmaceutical Co., Ltd.	5,840	230,418
*	Il Sung Construction Co., Ltd.	7,660	62,044
	Iljin Diamond Co., Ltd.	11,368	214,284
*	Iljin Display Co., Ltd.	5,361	72,518
	Iljin Electric, Ltd.	75,110	236,833
	Ilshin Spinning Co., Ltd.	5,070	210,318
	Ilsung Pharmaceutical Co., Ltd.	3,990	250,141
	ISU Chemical Co., Ltd.	14,350	121,370
	Isupetasys Co., Ltd.	62,960	121,134
	Jahwa Electronics Co., Ltd.	37,560	278,659
*	Jeil Mutual Savings Bank	14,870	109,165
	Jeil Pharmaceutical Co.	22,200	129,888
	Jeonbuk Bank, Ltd.	71,281	623,567
*	Jindo Corp.	30,230	126,712
*	Jinro, Ltd.	407	19,367
	Joongang Construction Co., Ltd.	12,490	221,215
	K.C. Tech Co., Ltd.	15,390	61,331
	KCC Corp.	29,050	6,622,687
	Keang Nam Enterprises Co., Ltd.	27,222	302,709
	KEC Corp.	155,000	268,149
	Keyang Electric Machinery Co., Ltd.	71,760	131,634
	KG Chemical Corp.	18,233	123,283
	Kia Motors Corp.	899,680	15,321,959
	KISWIRE, Ltd.	21,294	541,323
	Kodenshi Korea Corp.	59,410	131,200
*	KOJE Co., Ltd.	9,110	66,860
	Kolon Chemical Co., Ltd.	20,220	272,789
*	Kolon Industries, Inc.	35,969	414,402
*	Korea Automotive Systems Co., Ltd.	10,160	210,507
	Korea Cast Iron Pipe Co., Ltd.	44,688	168,282
	Korea Circuit Co.	31,660	163,118
*	Korea Cottrell Co., Ltd.	2,040	93,798
*	Korea Data Systems Co., Ltd.	32,660	43,350
	Korea Development Co., Ltd.	23,520	639,989
	Korea Development Leasing Corp.	6,348	332,071
	Korea Electric Terminal Co., Ltd.	19,740	302,065
*	Korea Fine Chemical Co., Ltd.	10,620	148,878
	Korea Flange Co., Ltd.	10,290	128,718
	Korea Investment Holdings Co., Ltd.	116,926	3,903,387
	Korea Iron & Steel Co., Ltd.	25,230	980,446
	Korea Komho Petrochemical Co., Ltd.	61,750	1,833,774
	Korea Line Corp.	20,600	571,349
	Korea Mutual Savings Bank	14,910	263,579
	Korea Petrochemical Industry Co., Ltd.	12,300	325,561
	Korea Polyol Co., Ltd.	11,768	486,313
	Korea Zinc Co., Ltd.	52,610	4,675,695
	Korean Air Co., Ltd.	203,658	7,348,194
	Korean Air Terminal Service Co., Ltd.	6,450	165,720
*	Korean French Banking Corp.	130,960	192,529

21

*	KP Chemical Corp.	201,976	$976,651
	KT Freetel, Ltd.	81,000	2,890,089
*	KTB Network, Ltd.	135,720	695,308
	Kukdo Chemical Co., Ltd.	8,710	149,319
	Kumho Industrial Co., Ltd.	99,300	2,285,344
*	Kumkang Industrial Co., Ltd.	11,170	87,783
	Kunsul Chemical Industrial Co., Ltd.	12,700	173,129
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	395,716
*	Kwang Myung Electric Engineering Co., Ltd.	73,390	60,779
	Kyeryong Construction Industrial Co., Ltd.	17,500	678,397
	Kyobo Securities Co., Ltd.	76,680	700,724
	Kyong Dong Boiler Co., Ltd.	3,450	70,217
*	Kyungbang Co., Ltd.	1,856	274,462
*	Leeku Industrial Co., Ltd.	4,040	55,413
	LG Chemical, Ltd.	26,500	1,071,835
	LG Corp.	129,850	4,192,222
	LG International Corp.	117,374	2,830,833
	LG Petrochemical Co., Ltd.	80,560	1,636,768
	Lotte Chilsung Beverage Co., Ltd.	780	979,721
	Lotte Confectionary Co., Ltd.	1,170	1,420,034
	Lotte Sam Kang Co., Ltd.	2,460	492,864
	LS Cable, Ltd.	81,160	2,758,235
	Meritz Fire Marine Insurance	168,100	1,015,400
	Meritz Securities Co., Ltd.	73,900	462,577
*	Mi Chang Oil Industrial Co., Ltd.	3,650	62,474
	Motonic Corp.	640	24,767
	Namhae Chemical Corp.	105,810	272,212
*	Namsun Aluminum Co., Ltd.	14,470	46,255
	Namyang Dairy Products Co., Ltd.	1,600	1,203,914
*	Nasan Co., Ltd.	9,560	152,920
*	Nexen Corp.	5,680	114,214
	NH Investment & Securities Co., Ltd.	54,071	692,091
	Nong Shim Holdings Co., Ltd.	4,160	391,663
	Ottogi Corp.	7,320	893,000
*	Pacific Pharmaceutical Co., Ltd.	3,840	129,747
*	Pang Rim Co., Ltd.	8,940	154,794
*	Pantech & Curitel Communications, Inc.	85,030	105,095
*	Pantech Co., Ltd.	40,270	182,041
	PaperCorea, Inc.	19,552	70,681
	Pohang Coated Steel Co., Ltd.	12,780	214,821
	Poong Lim Industrial Co., Ltd.	40,780	405,629
	Poong San Corp.	68,330	1,397,996
	POSCO	420	109,305
	POSCO Sponsored ADR	714,500	45,942,350
	Pum Yang Construction Co., Ltd.	14,667	173,078
	Pusan Bank	200,400	2,571,731
	Pusan City Gas Co., Ltd.	23,820	498,516
*	Pyung Hwa Holdings Co., Ltd.	42,576	0
	Pyung Hwa Industrial Co., Ltd.	21,288	108,213
*	Rocket Electric Co., Ltd.	3,460	16,219
	S&T Corp.	6,130	155,450
	S&T Dynamics Co., Ltd.	32,154	244,665
*	Saehan Industries, Inc.	95,610	323,828
*	Saehan Media Corp.	85,210	167,957

22

*	Sajo Industries Co., Ltd.	9,090	$52,800
*	Sam Kwang Glass Industrial Co., Ltd.	3,980	55,939
*	Sam Whan Camus Co., Ltd.	9,400	58,708
	Sam Yung Trading Co., Ltd.	13,840	32,084
	Sambu Construction Co., Ltd.	14,358	366,337
	Samhwa Crown and Closure Co., Ltd.	3,100	44,693
	Samhwa Paints Industrial Co., Ltd.	48,610	154,942
	Samsung Climate Control Co., Ltd.	11,990	82,586
	Samsung Corp.	331,070	9,016,931
*	Samsung Electro-Mechanics Co., Ltd.	57,260	1,811,571
	Samsung Fine Chemicals Co., Ltd.	62,960	1,652,721
	Samsung Heavy Industries Co., Ltd.	525,070	11,006,547
	Samsung SDI Co., Ltd.	91,700	7,700,406
	Samsung Securities Co., Ltd.	116,860	6,268,609
	Samsung Techwin Co., Ltd.	130,710	4,108,039
	Samwhan Corp.	22,410	498,925
	Samyang Corp.	25,405	1,503,918
	Samyang Genex Co., Ltd.	5,490	544,625
	Samyang Tongsang Co., Ltd.	6,100	124,951
*	Samyoung Chemical Co., Ltd.	2,820	23,865
	Samyoung Electronics Co., Ltd.	44,570	400,528
	Seah Holdings Corp.	7,339	580,512
	Seah Steel Corp.	9,895	257,274
	Sebang Co., Ltd.	18,120	127,925
	Sejong Industrial Co., Ltd.	44,050	207,406
	Sempio Foods Co.	8,080	110,331
	Seondo Electric Co., Ltd.	35,800	79,149
	Seoul Securities Co., Ltd.	546,100	802,912
*	SGWICUS Corp.	20,530	77,759
*	SH Chemical Co., Ltd.	13,920	36,661
*	Shin Dong-Ah Fire & Marine Insurance Co.	32,653	236,044
	Shin Heung Securities Co., Ltd.	22,703	191,457
*	Shin Poong Paper Manufacturing Co., Ltd.	6,380	57,779
	Shin Young Securities Co., Ltd.	18,390	545,462
	Shin Young Wacoal, Inc.	273	20,015
	Shinhan Financial Group Co., Ltd.	46,326	2,121,866
*	Shin-Ho Paper Manufacturing Co., Ltd.	46,660	294,721
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	323,899
	Shinpoong Pharmaceutical Co., Ltd.	8,050	181,453
	Shinsegae Engineering & Construction Co., Ltd.	3,980	175,479
	Shinsung Engineering Co., Ltd.	17,040	59,861
*	Shinsung Tongsang Co., Ltd.	34,250	127,340
	Sindo Ricoh Co., Ltd.	18,480	854,032
*	SJM Co., Ltd.	37,640	160,303
	SK Chemicals Co., Ltd.	40,060	1,407,515
	SK Corp., Ltd.	144,670	9,728,030
	SK Gas Co., Ltd.	19,860	785,196
	SKC Co., Ltd.	74,250	1,617,721
	SL Corp.	33,210	230,078
	Songwon Industrial Co., Ltd.	45,480	162,207
*	Soosan Heavy Industries Co., Ltd.	95,600	71,955
*	Ssangyong Cement Industry Co., Ltd.	88,776	1,202,621
*	Ssangyong Fire & Marine Insurance Co.	13,190	83,650
*	Ssangyong Motor Co.	247,830	1,376,104

23

*	Starco Co., Ltd.	87,030	$132,885
	Suheung Capsule Co., Ltd.	20,370	146,043
*	Sung Bo Chemicals Co., Ltd.	4,130	143,385
	Sung Chang Enterprise Co., Ltd.	12,230	165,752
	Sung Shin Cement Co., Ltd.	45,580	791,393
*	Sungwon Corp.	20,600	101,594
	Sunjin Co., Ltd.	4,240	173,924
	Sunkyong Securities Co., Ltd.	384,280	459,828
	Tae Kwang Industrial Co., Ltd.	2,881	1,805,476
	Tae Kyung Industrial Co., Ltd.	63,000	171,337
	Tae Young Corp.	16,270	1,202,519
	Taegu Department Store Co., Ltd.	19,941	339,680
	Tai Han Electric Wire Co., Ltd.	95,477	1,947,194
	Tai Lim Packaging Industries Co., Ltd.	13,420	87,111
*	The Will-Bes & Co., Ltd.	27,760	76,820
*	Tong Kook Corp.	607	1,003
*	Tong Yang Major Corp.	24,960	165,179
	Tong Yang Moolsan Co., Ltd.	12,890	76,846
*	TRYBRANDS, Inc.	52,870	316,619
	TS Corp.	3,881	122,843
*	Unid Co., Ltd.	6,310	128,766
	Union Steel Manufacturing Co., Ltd.	21,297	524,455
	Wiscom Co., Ltd.	32,980	140,365
	Woongjin.Com Co., Ltd.	78,940	1,508,985
	Woori Investment & Securities Co., Ltd.	246,950	5,191,552
	YESCO Co., Ltd.	12,780	338,617
	Yoosung Enterprise Co., Ltd.	53,210	193,797
	Youlchon Chemical Co., Ltd.	47,300	491,801
*	Young Poong Mining & Construction Corp.	18,030	1,049
	Youngbo Chemical Co., Ltd.	33,000	74,782
	Youngone Corp.	108,650	459,122
	Youngpoong Corp.	2,710	592,286
	Yuhwa Securities Co., Ltd.	17,000	248,115
*	Yuyang Telecom Co., Ltd.	6,460	84,041
*	Zinus, Inc.	9,330	7,399
TOTAL COMMON STOCKS			403,173,242

RIGHTS/WARRANTS — (0.0%)
*	Hyundai Merchant Marine Co., Ltd. Rights 06/14/06	45,001	247,446
*	Korea Data Systems Co., Ltd. Rights 06/30/06	25,306	9,901
*	NH Investment Securities Rights 06/30/06	49,807	121,134
TOTAL RIGHTS/WARRANTS			378,481

TOTAL — SOUTH KOREA			403,551,723

TAIWAN — (13.0%)
COMMON STOCKS — (13.0%)
*	A.G.V. Products Corp.	1,328,000	279,615
*	Abit Computer Co., Ltd.	835,498	17,213
*	Abocom Systems, Inc.	442,000	127,384
*	Acbel Polytech, Inc.	1,852,000	863,510
*	Accton Technology Corp.	1,621,000	1,009,138
	Allis Electric Co., Ltd.	86,320	18,310

24

*	Ampoc Far East Co., Ltd.	434,000	$237,515
	Amtran Technology Co., Ltd.	1,669,385	1,494,345
*	Apex Science & Engineering Corp.	103,000	15,614
*	Arima Computer Corp.	4,196,000	1,174,074
	Asia Cement Corp.	10,369,484	7,806,488
	Asia Chemical Corp.	1,365,000	440,245
	Asia Polymer Corp.	1,206,489	489,558
	Asia Vital Components Co., Ltd.	1,133,322	622,027
	Asustek Computer, Inc.	111,644	262,356
	Aurora Corp.	448,650	263,602
	Aurora Systems Corp.	157,000	61,100
	Avision, Inc.	242,503	211,842
	Bank of Kaohsiung Co., Ltd.	2,843,622	1,296,070
*	Behavior Tech Computer Corp.	305,791	171,792
	Bes Engineering Corp.	4,833,089	691,664
*	Biostar Microtech International Corp.	432,000	227,276
*	C Sun Manufacturing, Ltd.	157,000	96,762
*	Carnival Industrial Corp.	2,092,000	380,673
	Cathay Chemical Works, Inc.	532,000	164,723
*	Cathay Real Estate Development Co., Ltd.	4,872,421	3,444,580
*	Central Insurance Co., Ltd.	574,020	295,428
	Central Reinsurance Co., Ltd.	1,041,614	390,911
*	Chain Qui Development Co., Ltd.	260,000	124,791
*	Champion Building Materials Co., Ltd.	1,195,000	260,735
	Chang Hwa Commercial Bank	19,928,459	12,973,308
*	Chang-Ho Fibre Corp.	192,000	79,111
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	15,822
	Cheng Loong Corp.	4,472,480	1,523,641
*	Chenming Mold Industrial Corp.	415,000	163,510
*	Chia Her Industrial Co., Ltd.	1,837,340	227,508
*	Chia Hsin Cement Corp.	2,967,000	1,697,632
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	49,012
	Chia-I Industrial Co., Ltd.	2,054,000	404,303
*	Chien Shing Stainless Steel Co., Ltd.	1,472,000	488,334
*	Chien Tai Cement Co., Ltd.	282,238	8,829
	China Airlines	16,308,248	7,649,580
	China Chemical & Pharmaceutical Co.	2,971,264	1,087,359
*	China Development Financial Holding Corp.	40,619,000	15,216,097
	China Electric Manufacturing Co., Ltd.	1,020,000	632,188
*	China General Plastics Corp.	2,402,000	575,841
*	China Glaze Co., Ltd.	54,000	12,791
*	China Life Insurance Co., Ltd.	1,148,763	527,835
	China Man-Made Fiber Co., Ltd.	4,685,813	1,174,160
	China Metal Products Co., Ltd.	451,000	659,612
	China Motor Co., Ltd.	5,986,570	6,283,350
*	China Petrochemical Development Corp.	8,471,000	2,099,920
*	China Rebar Co., Ltd.	828,658	53,104
	China Steel Structure Co., Ltd.	318,219	143,773
	China Synthetic Rubber Corp.	2,450,890	2,027,398
*	China United Trust & Investment Corp.	2,398,289	138,073
*	China Wire & Cable Co., Ltd.	379,000	64,156
	Chinatrust Financial Holdings Co., Ltd.	289,901	232,750
*	Ching Feng Home Fashions Industries Co., Ltd.	376,000	106,578
	Chin-Poon Industrial Co., Ltd.	1,258,451	915,564

25

*	Chun Yu Works & Co., Ltd.	1,800,000	$508,710
	Chun Yuan Steel Industrial Co., Ltd.	1,910,655	944,530
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	594,355
	Chung Hwa Pulp Corp.	1,685,419	759,854
*	Chung Shing Textile Co., Ltd.	600	4
	Chungwa Picture Tubes Co., Ltd.	29,367,045	7,474,639
	Clevo Co.	2,350,990	857,804
*	CMC Magnetics Corp.	12,998,000	4,127,858
	Collins Co., Ltd.	1,119,319	353,880
	Compal Electronics, Inc.	2,202,190	2,243,267
*	Compeq Manufacturing Co., Ltd.	1,846,000	855,161
*	Compex International Co. Ltd.	46,400	290
	Continental Engineering Corp.	2,955,193	1,652,128
*	Cosmos Bank Taiwan	7,259,000	3,189,474
	CTCI Corp.	2,684,645	1,423,163
	Cyntec Co., Ltd.	36,120	39,195
*	Da-Cin Construction Co., Ltd.	621,190	190,615
*	Delpha Construction Co., Ltd.	1,684,044	281,981
*	Der Pao Construction Co., Ltd.	1,139,000	63,195
	Diamond Flower Electric Instrument Co., Ltd.	65,280	111,791
*	Eastern Media International	4,944,491	1,641,446
*	Eclat Textile Co., Ltd.	219,144	107,980
	Edom Technology Co., Ltd.	188,000	108,179
	Elan Microelectronics Corp.	985,429	568,298
*	Elite Material Co., Ltd.	97,650	48,746
	Elite Semiconductor Memory Technology, Inc.	723,000	712,257
*	Elitegroup Computer Systems Co., Ltd.	1,525,250	969,762
*	Enlight Corp.	1,485,000	527,161
*	EnTie Commercial Bank	5,347,474	1,594,099
	Eten Information Systems, Ltd.	787,000	823,914
*	Eternal Chemical Co., Ltd.	1,734,500	2,725,662
	Eva Airways Corp.	16,403,783	6,858,416
*	Ever Fortune Industrial Co., Ltd.	409,000	4,213
	Everest Textile Co., Ltd.	1,918,820	369,750
	Evergreen International Storage & Transport Corp.	3,637,000	1,755,740
	Evergreen Marine Corp., Ltd.	7,857,502	5,361,546
	Everlight Chemical Industrial Corp.	1,712,950	643,447
*	Everspring Industry Co., Ltd.	1,095,180	243,902
*	Excel Cell Electronics Co., Ltd.	87,000	50,540
	Far East Textile, Ltd.	16,291,942	12,524,955
	Far Eastern Department Stores, Ltd.	3,794,550	1,960,681
	Far Eastern International Bank	4,319,752	1,865,863
	Federal Corp.	1,805,650	1,201,040
	Feng Hsin Iron & Steel Co., Ltd.	333,000	321,891
*	FIC Global, Inc.	640,080	53,484
	First Copper Technology Co., Ltd.	1,638,750	608,350
	First Financial Holding Co., Ltd.	3,224,550	2,369,864
	First Hotel	373,322	366,454
*	First Steamship Co., Ltd.	728,000	288,711
	Formosa Taffeta Co., Ltd.	6,346,580	3,318,481
	Formosan Rubber Group, Inc.	1,348,000	648,898
*	Formosan Union Chemical Corp.	206,961	83,708
*	Fortune Electric Co., Ltd.	354,000	109,810
*	Fu I Industrial Co., Ltd.	264,000	74,084

26

	Fubon Financial Holding Co., Ltd.	3,021,000	$2,657,170
	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,057,773
*	Fwuson Industry Co., Ltd.	302,000	49,508
*	G.T.M. Corp.	543,000	308,040
*	Gem Terminal Industries Co., Ltd.	398,000	214,456
*	Giga Storage Corp.	2,039,898	423,152
	Giga-Byte Technology Co., Ltd.	3,037,287	2,252,962
	Gold Circuit Electronics, Ltd.	1,421,805	969,301
*	Goldsun Development & Construction Co., Ltd.	6,129,640	2,620,737
	Good Will Instrument Co., Ltd.	95,000	51,735
*	Gordon Auto Body Parts Co., Ltd.	623,000	343,148
*	Grand Pacific Petrochemical Corp.	3,021,000	739,297
*	Grape King, Inc.	854,000	268,469
	Great China Metal Industry Co., Ltd.	1,106,000	570,887
	Great Wall Enterprise Co., Ltd.	2,406,980	947,222
	Hanpin Co., Ltd.	347,000	155,014
*	Helix Technology, Inc.	158,211	6,993
	Hey Song Corp.	944,000	351,681
*	Hitron Technologies, Inc.	619,000	221,396
*	Ho Tung Holding Corp.	2,160,628	472,985
*	Hocheng Corp.	1,703,000	415,243
*	Hold-Key Electric Wire & Cable Co., Ltd.	714,000	162,632
*	Hong Ho Precision Textile Co., Ltd.	93,889	9,726
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	879,795
	Hsin Kuang Steel Co., Ltd.	622,000	422,697
	Hsinchu International Bank	7,646,417	3,804,629
	Hsing Ta Cement Co., Ltd.	376,980	128,285
	Hua Eng Wire & Cable Co., Ltd.	3,115,035	673,013
	Hua Nan Financial Holding Co., Ltd.	86,428	60,675
*	Hualon Corp.	257,040	8,666
*	Hung Ching Development & Construction Co., Ltd.	303,468	77,997
	Hung Poo Construction Corp.	1,648,000	1,487,493
*	Hung Sheng Construction Co., Ltd.	2,520,000	1,852,755
	Inventec Corp.	5,557,416	3,762,089
	Jui Li Enterprise Co., Ltd.	355,000	124,977
	Jung Shing Wire Co., Ltd.	123,000	34,393
*	K Laser Technology, Inc.	680,000	472,539
	Kang Na Hsiung Co., Ltd.	1,395,127	636,032
*	Kao Hsing Chang Iron & Steel Corp.	1,658,000	364,451
	Kaulin Manufacturing Co., Ltd.	247,000	162,491
*	Kee Tai Properties Co., Ltd.	749,000	286,209
	Kenda Rubber Industrial Co., Ltd.	1,663,000	731,458
	King Yuan Electronics Co., Ltd.	1,603,394	1,676,289
*	Kingdom Construction Co., Ltd.	2,469,000	768,749
	Kinpo Electronics, Inc.	5,726,902	2,284,581
	Knowledge-Yield-Excellence Systems Corp.	402,135	369,162
*	Kung Long Batteries Industrial Co., Ltd.	173,000	120,736
*	Kuoyang Construction Co., Ltd.	641,029	269,413
*	Kwong Fong Industries Corp.	2,505,000	379,001
	Lan Fa Textile Co., Ltd.	668,915	117,173
*	Lead Data Co., Ltd.	1,971,140	306,753
*	Leadtek Research, Inc.	1,009,493	310,691
*	Lealea Enterprise Co., Ltd.	2,693,000	320,537
	Lee Chang Yung Chemical Industry Corp.	857,501	652,077

27

*	Lee Chi Enterprises Co., Ltd.	1,225,900	$233,482
*	Lelon Co., Ltd.	919,118	365,482
*	Leofoo Development Co., Ltd.	1,940,000	1,321,285
	Les Enphants Co., Ltd.	153,146	116,408
*	Li Peng Enterprise Co., Ltd.	2,737,000	519,431
	Li Shin International Enterprise Corp.	224,496	232,665
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	203,201
	Lien Hwa Industrial Corp.	3,096,000	1,323,480
	Lingsen Precision Industries, Ltd.	1,189,320	406,319
	Long Bon Development Co., Ltd.	2,146,943	1,137,430
	Long Chen Paper Co., Ltd.	2,357,000	711,188
	Lucky Cement Corp.	1,504,000	396,547
*	Lung Hwa Electronics Corp.	163,000	34,050
*	Macronix International Co., Ltd.	15,368,009	4,472,251
	Mayer Steel Pipe Corp.	662,000	391,819
*	Maywufa Co., Ltd.	183,000	57,885
	Mega Financial Holding Co., Ltd.	18,530,000	13,208,006
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	35,000	21,848
	Mercuries & Associates, Ltd.	967,980	271,224
*	Mercuries Data Co., Ltd.	930,800	206,098
	Merida Industry Co., Ltd.	181,260	123,989
*	Microelectronics Technology, Inc.	1,937,000	847,328
	Micro-Star International Co., Ltd.	3,303,542	1,855,414
*	Microtek International, Inc.	429,062	53,637
	Mitac Technology Corp.	1,285,000	637,473
	Mobiletron Electronics Co., Ltd.	90,000	71,047
	Mospec Seminconductor Corp.	404,000	193,896
*	Mustek Systems, Inc.	988,514	148,950
*	Namchow Chemical Industrial Co., Ltd.	164,057	26,784
*	Nankang Rubber Tire Co., Ltd.	104,312	189,127
	Nantex Industry Co., Ltd.	1,192,090	532,009
	Nanya Technology Co., Ltd.	12,984,000	8,294,438
*	New Asia Construction & Development Co., Ltd.	586,000	59,729
	Nien Hsing Textile Co., Ltd.	2,071,000	1,138,212
	Ocean Plastics Co., Ltd.	134,400	75,102
*	Opto Tech Corp.	1,328,000	697,470
*	Orient Semiconductor Electronics, Ltd.	648,713	83,493
*	Pacific Construction Co., Ltd.	1,483,256	180,842
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,403
	Pan Jit International, Inc.	1,138,893	530,872
*	Phihong Technology Co., Ltd.	468,283	309,805
*	Picvue Electronics, Ltd.	604,000	29,503
*	Potrans Electrical Corp.	1,139,000	155,019
*	Primax Electronics, Ltd.	1,377,744	506,204
*	Prince Housing & Development Corp.	2,598,987	1,084,240
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	4,992,157	665,458
*	Promise Technology, Inc.	641,000	283,131
	Quanta Display, Inc.	13,676,000	5,262,792
	Radium Life Tech Corp.	564,376	421,644
	Ralec Electronic Corp.	448,933	248,070
	Realtek Semiconductor Corp.	1,432,200	1,622,477
*	Rectron, Ltd.	78,300	10,748

28

	Rexon Industrial Corp., Ltd.	218,820	$53,312
*	Ritek Corp.	12,154,518	3,628,991
*	Ruentex Development Co., Ltd.	2,897,000	1,359,908
*	Ruentex Industries, Ltd.	2,485,000	1,035,084
*	Sampo Corp.	6,919,850	1,207,792
	San Fang Chemical Industry Co., Ltd.	207,280	114,985
	Sanyang Industrial Co., Ltd.	3,466,000	1,804,595
	Sanyo Electric Co., Ltd.	769,000	547,165
	SDI Corp.	1,035,483	717,610
*	Senao International Co., Ltd.	148,000	72,816
	Sheng Yu Steel Co., Ltd.	1,250,000	1,071,759
	Shihlin Electric & Engineering Corp.	1,643,000	1,764,287
*	Shihlin Paper Corp.	524,000	726,035
	Shinkong Co., Ltd.	1,567,809	779,658
*	Shinkong Synthetic Fibers Co., Ltd.	5,766,000	1,147,482
	Shuttle, Inc.	772,223	309,960
	Sincere Navigation Corp.	382,052	415,604
*	Sinkang Industries Co., Ltd.	419,000	202,609
*	Sinkong Spinning Co., Ltd.	913,000	655,559
	Sinon Corp.	1,366,700	285,559
	SinoPac Holdings Co., Ltd.	13,190,809	6,479,958
	Sintek Photronics Corp.	3,550,182	908,653
	Siward Crystal Technology Co., Ltd.	489,868	324,187
*	Solomon Technology Corp.	1,599,000	558,326
	South East Soda Manufacturing Co., Ltd.	404,000	150,970
	Southeast Cement Co., Ltd.	1,741,700	395,018
*	Space Shuttle Hi-Tech Co., Ltd.	595,000	66,597
	Standard Foods Taiwan, Ltd.	1,245,000	600,002
	Stark Technology, Inc.	1,073,000	487,142
	Sunonwealth Electric Machine Industry Co., Ltd.	1,089,460	470,773
*	Systex Corp., Ltd.	2,772,341	763,781
*	T JOIN Transportation Co.	1,537,000	480,086
	Ta Chen Stainless Pipe Co., Ltd.	957,996	716,212
*	Ta Chong Bank, Ltd.	11,180,906	2,832,424
	Ta Ya Electric Wire & Cable Co., Ltd.	2,315,515	684,329
	Tah Hsin Industrial Corp.	410,000	241,096
	Ta-I Technology Co., Ltd.	674,272	599,220
*	Taichung Commercial Bank	6,291,000	1,262,115
	Tainan Business Bank	1,487,012	467,194
	Tainan Spinning Co., Ltd.	6,757,000	1,639,897
	Taishin Financial Holdings Co., Ltd.	14,294,000	9,248,123
*	Taisun Enterprise Co., Ltd.	1,097,766	204,044
	Taita Chemical Co., Ltd.	1,212,690	281,786
*	Taitung Business Bank	163,395	13,432
*	Taiwan Business Bank	18,032,412	4,180,959
	Taiwan Cement Corp.	11,878,751	10,061,416
*	Taiwan Cooperative Bank	8,950,668	6,265,759
	Taiwan Fire & Marine Insurance Co., Ltd.	1,195,320	718,369
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	243,508
	Taiwan Glass Ind. Corp.	3,721,485	3,031,043
	Taiwan Hon Chuan Enterprise Co., Ltd.	778,070	702,815
*	Taiwan Kolin Co., Ltd.	3,548,000	1,056,694
*	Taiwan Line Tek Electronic Co., Ltd.	403,000	189,601
	Taiwan Mask Corp.	1,367,000	960,245

29

	Taiwan Navigation Co., Ltd.	631,825	$410,988
	Taiwan Polypropylene Co., Ltd.	1,356,000	870,963
*	Taiwan Pulp & Paper Corp.	847,000	200,635
*	Taiwan Sakura Corp.	971,958	174,470
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	507,193
	Taiwan Styrene Monomer Corp.	2,715,000	1,098,973
*	Taiwan Tea Corp.	3,668,381	795,298
*	Taiyen Biotech Co., Ltd.	1,043,000	680,886
*	Tatung Co., Ltd.	9,309,000	4,068,209
*	Teapo Electronic Corp.	2,021,670	457,692
*	Teco Electric & Machinery Co., Ltd.	8,440,834	2,767,841
	Tecom, Ltd.	1,184,753	533,046
	Test-Rite International Co., Ltd.	98,932	73,565
	Tex-Ray Industrial Co., Ltd.	158,000	58,384
	The Ambassador Hotel	605,000	616,862
*	The Chinese Bank	8,296,000	805,309
	The First Insurance Co., Ltd.	760,224	286,831
	Thye Ming Industrial Co., Ltd.	164,000	132,673
	Ton Yi Industrial Corp.	5,139,810	1,124,696
	TSRC Corp.	1,760,000	1,230,940
	Tung Ho Steel Enterprise Corp.	2,688,555	2,297,074
*	Twinhead International Corp.	1,311,017	157,377
	TYC Brother Industrial Co., Ltd.	462,320	320,144
	Tycoons Group Enterprise Co., Ltd.	2,305,000	407,333
*	Ulead Systems, Inc.	301,000	223,994
*	Union Bank of Taiwan	6,645,577	1,669,593
*	Union Insurance Co., Ltd.	1,794,575	329,490
	Uni-President Enterprises Corp.	12,321,130	9,012,055
*	Unitech Electronics Co., Ltd.	960,000	377,104
	Unitech Printed Circuit Board Corp.	1,481,475	613,690
	United Microelectronics Corp.	32,824,183	20,521,780
*	Universal Cement Corp.	1,796,549	626,154
*	Universal Microelectronics Co., Ltd.	304,010	155,532
	Universal Scientific Industrial Co., Ltd.	2,863,392	1,079,364
*	Universal, Inc.	622,000	207,306
	UPC Technology Corp.	3,497,796	1,124,277
	USI Corp.	3,514,000	1,010,941
	U-TECH Media Corp.	1,068,799	202,635
*	Ve Wong Corp.	725,000	235,548
*	Via Technologies, Inc.	2,917,402	2,839,019
*	Visual Photonics Epitacy Co., Ltd.	86,000	111,928
	Walsin Lihwa Corp.	11,367,412	4,859,771
	Walsin Technology Corp., Ltd.	833,126	750,381
	Wan Hwa Enterprise Co., Ltd.	733,801	419,746
	Waterland Financial Holdings	9,610,000	3,112,516
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	228,695
*	Wei Chuan Food Corp.	1,007,000	372,514
	Weltrend Semiconductor, Inc.	1,086,000	423,807
*	Winbond Electronics Corp.	16,875,000	5,477,075
*	WPG Holdings Co., Ltd.	958,985	302,377
	Wus Printed Circuit Co., Ltd.	2,434,928	1,009,125
*	Yageo Corp.	10,993,840	4,220,843
	Yang Ming Marine Transport Corp.	5,786,058	3,602,161
	Yeung Cyang Industrial Co., Ltd.	319,000	287,685

30

*	Yi Jinn Industrial Co., Ltd.	1,543,000	$144,631
	Yieh Phui Enterprise Co., Ltd.	5,550,601	2,065,690
	Yosun Industrial Corp.	910,997	453,878
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,213,461	2,650,526
	Yulon Motor Co., Ltd.	5,933,271	6,900,422
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	70,607
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	261,673
	Yung Tay Engineering Co., Ltd.	2,407,000	1,385,157
	Zig Sheng Industrial Co., Ltd.	1,825,596	353,707

TOTAL — TAIWAN			425,525,773

THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
	A.J. Plast Public Co., Ltd. (Foreign)	400,000	31,467
*	Adkinson Securities Public Co., Ltd. (Foreign)	2,688,100	549,815
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,218,716
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	4,082,300	2,569,167
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	638,474
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	2,863,810
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	1,229,100	293,295
	Bangkok Insurance Public Co., Ltd. (Foreign)	78,780	454,480
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	677,285
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,644,221
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,338,980
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,270,287
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	10,961,500	1,080,772
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	395,479
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	739,400
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	36,926,640	5,470,972
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	646,900	121,288
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,889,700	1,835,967
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	1,245,189
	Erawan Group Public Co., Ltd. (Foreign)	2,859,300	353,898
	Finansa Public Co., Ltd. (Foreign)	213,400	95,130
	GFPT Public Co., Ltd. (Foreign)	498,600	193,504
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	40,239
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	625,213
	Hermraj Land & Development Public Co., Ltd. (Foreign)	17,522,900	459,497
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,961,977
*	Jasmine International Public Co., Ltd. (Foreign)	46,042,600	531,238
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	365,433
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,567,720
*	KCE Electronics Public Co., Ltd. (Foreign)	1,743,300	178,284
*	KGI Securities One Public Co., Ltd. (Foreign)	11,017,100	624,018
	Kiatnakin Finance Public Co., Ltd. (Foreign)	1,727,800	1,404,531
	Krung Thai Bank Public Co., Ltd. (Foreign)	29,431,100	8,026,313
	Krungthai Card Public Co., Ltd. (Foreign)	612,600	316,461
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	1,331,045
	Lalin Property Public Co., Ltd. (Foreign)	476,900	63,153
*	Loxley Public Co., Ltd. (Foreign)	11,055,600	666,786
	MBK Development Public Co., Ltd. (Foreign)	442,600	638,338
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	300,865
	MK Real Estate Development Public Co., Ltd. (Foreign)	5,772,100	351,154

31

	M-Link Asia Corp. Public Co., Ltd. (Foreign)	2,984,609	$203,487
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,234
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	760,687
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	29,133,700	328,504
*	Natural Park Public Co., Ltd. (Foreign)	39,695,000	447,590
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	39,261
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	1,406,236
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	8,305,900	93,655
	Power Line Engineering Public Co., Ltd. (Foreign)	3,203,000	671,929
	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,786,659
	Quality Houses Public Co., Ltd. (Foreign)	31,100,900	856,325
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	3,389,799
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	82,304
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,678,217
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	616,557
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,864,286
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	53,641,100	1,744,197
	Sansiri Public Co., Ltd. (Foreign)	6,528,500	547,822
	Seamico Securities Public Co., Ltd. (Foreign)	4,588,600	423,545
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	4,788,600	1,506,836
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,235,684
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	598,994
	Siam Makro Public Co., Ltd. (Foreign)	331,200	607,945
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	828,331	358,397
	Supalai Public Co., Ltd. (Foreign)	5,429,566	373,029
*	Syntec Construction Public Co., Ltd. (Foreign)	4,637,300	65,665
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,569,600	637,965
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	151,436
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	686,434
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	83,183
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	3,066,000	167,229
	Thanachart Capital PCL, Ltd. (Foreign)	9,726,200	3,978,726
	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	119,512
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	1,464,622
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	100,071
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	236,369
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,065,342
	Vanachai Group Public Co., Ltd. (Foreign)	2,439,900	318,623
	Vinythai Public Co., Ltd. (Foreign)	4,881,117	1,094,363
TOTAL COMMON STOCKS			99,370,580

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	2,192,300	48,865
TOTAL RIGHTS/WARRANTS			48,865

TOTAL — THAILAND			99,419,445

TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	214,702
	Akbank T.A.S.	3,293,434	19,598,477
*	Akenerji Elektrik Uretim A.S.	216,113	542,433

32

*	Aksa Akrilik Kimya Sanayii A.S.	148,490	$1,110,694
	Aksigorta A.S.	241,590	833,837
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	6,209	17,077
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	436,305
	Alkim Alkali Kimya A.S.	10,022	41,000
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	198,573
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,233	1,401,046
	Anadolu Cam Sanayii A.S.	561,694	1,772,405
*	Ayen Enerji A.S.	473,652	742,995
*	Aygaz A.S.	142,149	416,132
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	238,173
	Bati Anabolu Cimento A.S.	255,022	1,179,469
	Bati Soeke Cimento Sanayi A.S.	21,090	44,205
	Bolu Cimento Sanayii A.S.	557,470	923,431
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	735,397
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	382,501
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	429,769
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	2,861,957
*	Dardanel Onentas Gida Sanayii A.S.	16,183	12,814
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	9,960,595
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	119,868
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	20,557	47,630
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,008,953
	Enka Insaat ve Sanayi A.S.	21,684	143,653
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	8,492,982
*	Finansbank A.S.	1,829,417	8,836,060
*	Fortis Bank A.S.	2,104,055	6,332,044
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	38,298	39,204
*	Goldas Kuyumculuk Sanayi A.S.	327,200	233,993
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,166,411
*	Gubre Fabrikalari Ticaret A.S.	29,241	68,537
	Gunes Sigorta A.S.	309,093	510,025
*	Hektas Ticaret T.A.S.	49,107	29,446
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	31,991
*	Ihlas Holding A.S.	319,654	148,084
*	Izmir Demir Celik Sanayii A.S.	230,946	783,937
	Izocam Ticaret Ve Sanayi A.S.	27,299	198,380
	Karton Sanayi ve Ticaret A.S.	1,000	109,789
*	Klimasan Klima Sanayi ve Ticaret A.S.	5,565	17,596
*	Koc Holding A.S. Series B	404,529	1,577,763
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	976,102
*	Kutahya Porselen Sanayii A.S.	7,076	133,760
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	802,053
	Marshall Boya ve Vernik Sanayii A.S.	17,490	262,483
*	Medya Holdings A.S.	33,508	146,937
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	251,258
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	222,489
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	601,971
	Otobus Karoseri Sanayi A.S.	98,162	668,860
	Pinar Entegre et ve Un Sanayii A.S.	51,591	85,349
	Pinar Sut Mamulleri Sanayii A.S.	58,424	140,727
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,942
*	Sabah Yayincilik A.S.	31,938	77,130

33

	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	$557,499
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	833,303
*	Tat Konserve Sanayii A.S.	175,295	221,734
*	Tekstil Bankasi A.S.	1,226,983	1,320,465
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	238,528
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	1,500,943
	Trakya Cam Sanayii A.S.	1,227,824	3,752,311
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	2,700,925
	Turk Demir Dokum Fabrikalari A.S.	166,949	1,159,326
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	95,006
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	6,472,634
	Turkiye Garanti Bankasi A.S.	4,833,512	14,571,061
	Turkiye Is Bankasi A.S.	2,232,528	13,188,476
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	332,657
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	59,617
	USAS Ucak Servisi A.S.	20,520	72,886
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	580,233
*	Yapi Kredi Finansal Kiralama A.S.	7,886	16,099
*	Yapi ve Kredi Bankasi A.S.	3,543,654	5,764,002
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	63,326

TOTAL — TURKEY			131,863,426

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $2,991,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,394,785) to be repurchased at $3,344,452	$3,344	3,344,000

TOTAL INVESTMENTS — (100.0%)
(Cost $2,189,187,959)			$3,266,210,087

See accompanying Notes to Financial Statements.

34

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.4%)
Consumer Discretionary — (12.0%)
*	4Kids Entertainment, Inc.	5,200	$86,372
*	99 Cents Only Stores	39,500	441,610
*	A.C. Moore Arts & Crafts, Inc.	10,200	178,602
*	Acme Communications, Inc.	1,800	8,928
*	Advanced Marketing Services, Inc.	1,000	3,950
*	Aftermarket Technology Corp.	7,800	189,384
*	Alderwoods Group, Inc.	15,900	307,506
*	All American Semiconductor, Inc.	1,100	4,125
*	Alloy, Inc.	4,850	58,054
	American Axle & Manufacturing Holdings, Inc.	9,800	171,794
#	American Greetings Corp. Class A	56,700	1,275,183
*	AnnTaylor Stores Corp.	39,375	1,514,362
*	Applica, Inc.	4,600	18,860
#	ArvinMeritor, Inc.	73,100	1,225,887
*	Asbury Automotive Group, Inc.	2,200	45,892
*	Ashworth, Inc.	3,300	29,766
*	Audiovox Corp. Class A	23,900	291,580
*	AutoNation, Inc.	321,100	6,964,659
* #	Avatar Holdings, Inc.	1,700	95,795
*	Aztar Corp.	30,900	1,602,474
* #	Bally Total Fitness Holding Corp.	12,600	99,540
	Bandag, Inc.	6,800	253,504
	Bandag, Inc. Class A	2,600	83,200
#	Barnes & Noble, Inc.	29,700	1,133,946
	Bassett Furniture Industries, Inc.	7,479	127,068
#	Beazer Homes USA, Inc.	36,603	1,820,999
	Belo Corp. Class A	86,100	1,487,808
*	Big Lots, Inc.	74,600	1,210,012
	Blair Corp.	2,452	87,389
	Blockbuster, Inc. Class A	8,500	39,525
*	Bluegreen Corp.	10,600	127,624
	Bob Evans Farms, Inc.	48,800	1,361,032
*	Bombay Co., Inc.	11,800	27,140
#	Bon-Ton Stores, Inc.	14,349	379,101
	Books-A-Million, Inc.	14,400	214,560
#	Borders Group, Inc.	86,400	1,793,664
	BorgWarner, Inc.	46,100	3,032,458
#	Boyd Gaming Corp.	42,300	1,903,500
	Brown Shoe Company, Inc.	26,250	923,475
#	Brunswick Corp.	139,400	5,008,642
	Building Materials Holding Corp.	17,800	507,656
* #	Cabela’s, Inc.	21,800	388,694
*	California Coastal Communities, Inc.	5,600	197,568

1

		Shares	Value†
	Callaway Golf Co.	52,600	$701,158
*	Capital Pacific Holdings, Inc.	5,700	58,425
*	CarMax, Inc.	1,829	58,180
#	Carmike Cinemas, Inc.	700	14,791
*	Carriage Services, Inc.	4,700	22,325
*	Casual Male Retail Group, Inc.	6,369	62,098
	Cato Corp. Class A	600	14,154
*	Cavalier Homes, Inc.	5,800	36,250
*	Cavco Industries, Inc.	5,750	272,722
	CBRL Group, Inc.	63,700	2,384,291
	CBS Corp. Class A	1,350	34,965
	CBS Corp. Class B	279,421	7,239,798
#	Centex Corp.	137,200	6,543,068
*	Champps Entertainment, Inc.	4,000	30,480
*	Charlotte Russe Holding, Inc.	4,600	97,658
*	Charming Shoppes, Inc.	46,800	521,352
*	Checkers Drive-In Restaurants, Inc.	3,100	45,539
*	Chromcraft Revington, Inc.	700	8,925
	Churchill Downs, Inc.	400	16,616
	Circuit City Stores, Inc.	169,700	5,097,788
#	Citadel Broadcasting Co.	11,900	113,169
	Clear Channel Communications, Inc.	381,000	11,734,800
	Coachmen Industries, Inc.	9,300	102,765
	Coast Distribution System, Inc.	100	755
	Cobra Electronics Corp.	1,200	14,172
*	Collectors Universe, Inc.	200	2,948
*	Comcast Corp. Class A	279,450	8,978,728
*	Comcast Corp. Special Class A Non-Voting	103,143	3,300,576
*	Concord Camera Corp.	6,281	4,334
#	Cooper Tire & Rubber Co.	52,800	600,864
*	Cost Plus, Inc.	11,100	167,721
*	Cox Radio, Inc.	18,100	254,667
* #	Crown Media Holdings, Inc.	4,277	18,263
	CSS Industries, Inc.	8,150	247,352
*	Culp, Inc.	680	3,169
* #	Cumulus Media, Inc. Class A	23,000	266,340
	Cutter & Buck, Inc.	5,924	70,259
* #	Deckers Outdoor Corp.	1,800	63,828
*	dELiA*s, Inc.	4,628	46,049
	Delta Apparel, Inc.	1,279	22,267
*	Diedrich Coffee, Inc.	400	1,576
	Dillards, Inc. Class A	113,800	3,097,636
*	Discovery Holding Co. Class A	105,960	1,469,665
	Disney (Walt) Co.	666,400	20,325,200
*	Dixie Group, Inc.	11,100	152,070
* #	Dominion Homes, Inc.	2,300	23,920
	Dover Motorsports, Inc.	17,000	103,020
* #	Drew Industries, Inc.	1,200	38,040
*	drugstore.com, Inc.	22,804	65,447
*	Duckwall-ALCO Stores, Inc.	700	20,902
*	Dura Automotive Systems, Inc.	3,100	7,161
#	Eastman Kodak Co.	203,300	4,901,563
*	Emerson Radio Corp.	300	1,017
*	Emmis Communications Corp. Class A	300	4,818
*	Enesco Group, Inc.	3,500	3,325

2

		Shares	Value†
#	Entercom Communications Corp.	6,800	$181,288
*	Entravision Communications Corp.	38,900	305,754
*	Expedia, Inc.	109,511	1,556,151
*	Factory Card & Party Outlet Corp.	100	633
*	Fairchild Corp. Class A	5,600	11,760
*	Famous Dave’s of America, Inc.	200	2,996
	Federated Department Stores, Inc.	267,602	19,489,454
	Finish Line, Inc. Class A	22,700	290,560
*	Finlay Enterprises, Inc.	4,300	42,527
	Flanigan’s Enterprises, Inc.	200	2,130
* #	Fleetwood Enterprises, Inc.	6,100	57,340
#	Foot Locker, Inc.	183,800	4,440,608
	Ford Motor Co.	614,940	4,402,970
	Fortune Brands, Inc.	1,900	140,600
*	Franklin Covey Co.	900	7,209
	Fred’s, Inc.	41,700	607,152
#	Furniture Brands International, Inc.	67,500	1,452,600
*	GameStop Corp. Class B	6,493	250,954
*	GameTech International, Inc.	2,500	19,800
* #	Gander Mountain Co.	2,300	13,938
*	Gaylord Entertainment Co.	24,782	1,085,947
#	General Motors Corp.	295,100	7,947,043
*	Gentek, Inc.	500	14,375
	Genuine Parts Co.	3,800	163,628
*	G-III Apparel Group, Ltd.	2,750	24,392
* #	Gottschalks, Inc.	3,900	30,810
	Gray Television, Inc.	39,740	263,079
*	Great Wolf Resorts, Inc.	1,800	21,276
	Group 1 Automotive, Inc.	18,700	1,136,399
*	GSI Commerce, Inc.	2,500	39,375
*	Guess?, Inc.	8,700	360,702
*	Gymboree Corp.	9,000	318,510
*	Ha-Lo Industries, Inc.	19,500	0
	Hancock Fabrics, Inc.	11,900	39,270
	Handleman Co.	24,700	210,444
	Harrah’s Entertainment, Inc.	96,673	7,351,015
*	Harris Interactive, Inc.	33,400	166,332
*	Hartmarx Corp.	10,900	81,423
#	Hasbro, Inc.	226,000	4,190,040
*	Hastings Entertainment, Inc.	1,306	9,873
	Haverty Furniture Co., Inc.	24,500	343,490
	Hearst-Argyle Television, Inc.	72,400	1,604,384
	Hilton Hotels Corp.	42,400	1,164,304
	Horton (D.R.), Inc.	290,240	7,650,726
*	IAC/InterActiveCorp	172,311	4,450,793
	IHOP Corp.	8,900	427,378
	ILX Resorts, Inc.	1,100	10,406
*	Image Entertainment, Inc.	6,200	22,692
*	IMPCO Technologies, Inc.	7,244	77,438
* #	Infosonics Corp.	300	7,923
*	Interface, Inc. Class A	9,387	107,763
	International Speedway Corp. Class A	800	38,832
*	Interstate Hotels & Resorts, Inc.	12,000	78,000
	J. Alexander’s Corp.	1,600	13,536
*	Jack in the Box, Inc.	1,300	54,158

3

		Shares	Value†
*	Jakks Pacific, Inc.	8,600	$167,614
*	Jameson Inns, Inc.	4,400	12,760
* #	Jarden Corp.	1,050	31,542
* #	Jo-Ann Stores, Inc.	8,200	136,120
*	Johnson Outdoors, Inc.	500	8,795
	Jones Apparel Group, Inc.	152,700	4,953,588
*	Jos. A. Bank Clothiers, Inc.	1,202	43,657
*	K2, Inc.	18,324	202,114
#	KB Home	2,000	102,400
	Kellwood Co.	55,200	1,721,688
*	Keystone Automotive Industries, Inc.	4,700	189,504
	Kimball International, Inc. Class B	29,182	437,730
	Knight-Ridder, Inc.	500	31,005
*	LaCrosse Footwear, Inc.	400	4,860
*	Lakeland Industries, Inc.	400	6,880
*	Lakes Entertainment, Inc.	1,600	15,760
	Landry’s Restaurants, Inc.	25,100	768,311
* #	Laureate Education, Inc.	8,568	404,667
*	Lazare Kaplan International, Inc.	900	7,632
#	La-Z-Boy, Inc.	70,500	1,054,680
#	Lear Corp.	56,700	1,343,790
	Leggett & Platt, Inc.	1,500	38,085
#	Lennar Corp. Class A	34,400	1,648,104
	Lennar Corp. Class B	2,140	94,374
*	Lenox Group, Inc.	3,200	32,512
	Levitt Corp. Class A	100	1,592
	Libbey, Inc.	5,400	61,398
* #	Liberty Global, Inc. Class A	58,641	1,344,638
* #	Liberty Global, Inc. Series C	1,916	42,459
*	Liberty Media Holding Corp. Capital Class A	78,019	6,207,972
*	Liberty Media Holding Corp. Interactive Class A	390,099	7,006,178
	Limited Brands, Inc.	18,700	507,892
*	Lin TV Corp.	9,200	80,960
	Lithia Motors, Inc. Class A	14,900	476,800
*	Live Nation, Inc.	31,462	717,334
*	Lodgian, Inc.	14,300	164,593
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,077,642
*	Luby’s, Inc.	3,300	34,452
#	M/I Homes, Inc.	13,500	486,000
*	Main Street Restaurant Group, Inc.	1,300	8,112
*	MarineMax, Inc.	7,300	210,021
	McRae Industries, Inc. Class A	1,661	18,645
#	MDC Holdings, Inc.	19,864	1,075,636
*	Meade Instruments Corp.	10,614	29,188
	Media General, Inc. Class A	21,800	820,334
*	Mestek, Inc.	900	13,005
*	MGM Mirage	114,400	4,743,024
	Michaels Stores, Inc.	61,600	2,394,392
	Modine Manufacturing Co.	32,500	763,750
#	Monaco Coach Corp.	36,400	474,656
	Monro Muffler Brake, Inc.	900	32,517
*	Mothers Work, Inc.	300	7,974
	Movado Group, Inc.	28,500	532,665
#	Movie Gallery, Inc.	18,200	90,818
* #	Multimedia Games, Inc.	4,500	50,445

4

		Shares	Value†
*	National RV Holdings, Inc.	3,400	$19,380
*	Navigant International, Inc.	6,400	103,936
	News Corp. Class A	1,192,624	22,743,340
	Nobel Learning Communities, Inc.	400	4,066
* #	NTL, Inc.	78,750	2,101,050
*	Office Depot, Inc.	1,237	51,422
	OfficeMax, Inc.	104,000	4,298,320
* #	Oneida, Ltd.	2,600	572
*	Opinion Research Corp.	5,200	31,538
#	Orleans Homebuilders, Inc.	13,100	258,856
*	O’Charleys, Inc	15,408	256,543
	Oxford Industries, Inc.	14,500	584,640
* #	Palm Harbor Homes, Inc.	7,336	141,732
* #	Payless ShoeSource, Inc.	25,000	667,000
*	PC Mall, Inc.	4,500	28,530
* #	Pegasus Communications Corp.	2,500	6,975
	Penney (J.C.) Co., Inc.	235,200	14,290,752
*	Perry Ellis International, Inc.	2,500	60,400
#	PETsMART, Inc.	77,200	2,059,696
	Phillips-Van Heusen Corp.	24,500	868,525
*	Phoenix Footwear Group, Inc.	2,800	13,664
#	Pier 1 Imports, Inc.	85,000	721,650
*	Pinnacle Entertainment, Inc.	12,100	374,495
*	Point.360	700	1,596
*	Pomeroy IT Solutions, Inc.	10,400	76,232
*	Proliance International, Inc.	11,351	52,782
	Pulte Homes, Inc.	299,644	9,729,441
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	64,400
*	Radio One, Inc. Class D	5,800	42,514
*	RC2 Corp.	11,800	419,490
*	RCN Corp.	23,900	627,853
*	Red Lion Hotels Corp.	4,500	51,660
*	Regent Communications, Inc.	32,400	135,108
*	Rent-Way, Inc.	10,000	72,100
*	Restoration Hardware, Inc.	1,700	11,016
* #	Retail Ventures, Inc.	9,200	140,300
*	Rex Stores Corp.	4,050	59,778
*	Riviera Holdings Corp.	900	18,945
*	Rockford Corp.	3,900	14,430
*	Rocky Brands, Inc.	1,800	42,840
*	Rubio’s Restaurants, Inc	600	5,400
	Russ Berrie & Co, Inc.	14,400	187,200
	Russell Corp.	28,900	527,425
*	Ryan’s Restaurant Group, Inc	41,450	512,736
#	Ryland Group, Inc.	21,700	1,067,857
#	Saks, Inc.	121,650	1,952,482
* #	Salton, Inc.	5,000	13,750
	Sauer-Danfoss, Inc.	6,000	149,280
*	Scholastic Corp.	7,087	186,530
*	Sears Holdings Corp.	879	133,494
	Service Corp. International	352,400	2,815,676
* #	Sharper Image Corp.	5,700	77,292
	Sherwin-Williams Co.	2,700	130,599
*	Shiloh Industries, Inc.	5,300	104,039
*	Shoe Carnival, Inc.	6,700	156,043

5

		Shares	Value†
	Sinclair Broadcast Group, Inc. Class A	10,200	$86,802
* #	Six Flags, Inc.	36,300	304,920
*	Skechers U.S.A., Inc. Class A	4,800	128,928
	Skyline Corp.	9,100	336,518
*	Smith & Wollensky Restaurant Group, Inc.	3,700	18,648
	Snap-On, Inc.	41,800	1,750,584
#	Sonic Automotive, Inc.	40,900	978,737
* #	Source Interlink Companies, Inc.	28,000	317,520
*	Southern Energy Homes, Inc.	3,200	22,560
*	Spanish Broadcasting System, Inc.	1,400	7,644
*	Sport Chalet, Inc. Class A	875	7,262
	Stage Stores, Inc.	33,000	1,074,150
* #	Stamps.com, Inc.	1,853	55,571
#	Standard Motor Products, Inc.	13,400	105,994
#	Standard Pacific Corp.	43,400	1,305,038
*	Starwood Hotels & Resorts Worldwide, Inc.	105,000	6,415,500
*	Steinway Musical Instruments, Inc.	1,600	43,280
	Steven Madden, Ltd.	1,101	35,210
	Stewart Enterprises, Inc.	25,702	146,244
*	Stoneridge, Inc.	12,550	97,639
	Stride Rite Corp.	49,089	618,031
	Sturm Ruger & Co., Inc.	3,900	23,985
*	Sunterra Corp.	6,400	66,176
#	Superior Industries International, Inc.	29,200	536,988
*	Syms Corp.	6,000	107,880
*	Syntax-Brillian Corp.	1,375	3,107
*	Systemax, Inc.	3,600	26,928
	Tandy Brand Accessories, Inc.	5,200	53,560
#	Technical Olympic USA, Inc.	27,100	489,426
* #	The Dress Barn, Inc.	24,400	570,716
	The Marcus Corp.	18,400	324,024
	The Men’s Wearhouse, Inc.	6,500	220,155
	The Pep Boys - Manny, Moe & Jack	73,600	997,280
*	The Steak n Shake Co.	2,000	32,760
	Time Warner, Inc.	2,744,500	47,232,845
*	Toll Brothers, Inc.	1,300	36,738
	Traffix, Inc.	18,100	102,808
*	Trans World Entertainment Corp.	40,000	239,600
	Triarc Companies, Inc. Class A	1,600	26,352
	Tribune Co.	74,312	2,217,470
*	Triple Crown Media, Inc.	3,974	31,832
*	Tweeter Home Entertainment Group, Inc.	2,200	15,246
*	Unifi, Inc.	6,000	20,700
	Unifirst Corp.	7,700	246,785
#	United Auto Group, Inc.	70,100	2,954,014
*	United Retail Group, Inc.	1,300	18,460
* #	Univision Communications, Inc. Class A	177,530	6,382,203
*	Vail Resorts, Inc.	10,900	391,855
*	ValueVision Media, Inc. Class A	300	3,723
*	Viacom, Inc. Class A	1,350	50,881
*	Viacom, Inc. Class B	433,523	16,365,493
	Visteon Corp.	800	5,936
* #	Warnaco Group, Inc.	17,000	305,830
* #	WCI Communities, Inc.	13,100	277,589
* #	West Marine, Inc.	2,300	33,028

6

		Shares	Value†
* #	WMS Industries, Inc.	4,400	$114,136
*	Zapata Corp.	1,600	11,520
Total Consumer Discretionary			395,589,480

Consumer Staples — (4.2%)
	Albertson’s, Inc.	457,700	11,721,697
	Alliance One International, Inc.	60,400	260,928
	American Italian Pasta Co.	700	5,131
	Archer-Daniels-Midland Co.	738,965	30,718,775
	Cal-Maine Foods, Inc.	7,600	53,200
	Casey’s General Stores, Inc.	38,160	854,402
* #	Central Garden & Pet Co.	7,900	330,773
	Chiquita Brands International, Inc.	12,300	176,013
	Coca-Cola Enterprises, Inc.	704,300	13,846,538
*	Constellation Brands, Inc. Class A	38,600	953,420
	Corn Products International, Inc.	96,700	2,579,956
*	Dean Foods Co.	45,600	1,627,920
	Del Monte Foods Co.	117,800	1,394,752
	Farmer Brothers Co.	5,000	101,350
	Flowers Foods, Inc.	58,725	1,707,136
*	Foodarama Supermarkets, Inc.	100	5,250
	Great Atlantic & Pacific Tea Co., Inc.	26,100	657,720
*	Griffin Land & Nurseries, Inc. Class A	400	12,666
*	Hain Celestial Group, Inc.	24,700	634,049
*	Hines Horticulture, Inc.	1,800	6,534
	Imperial Sugar Co. (New)	2,000	46,520
	Ingles Market, Inc. Class A	15,000	259,050
	J & J Snack Foods Corp.	1,400	45,290
	J. M. Smucker Co.	70,182	2,909,746
#	Kraft Foods, Inc.	703,740	23,293,794
	Lance, Inc.	14,000	333,480
	Longs Drug Stores Corp.	28,900	1,330,556
	MGP Ingredients, Inc.	16,200	461,376
	Molson Coors Brewing Co.	93,200	6,037,496
*	Monterey Pasta Co.	7,500	50,025
#	Nash Finch Co.	10,300	239,269
*	Natrol, Inc.	900	1,989
*	Natural Alternatives International, Inc.	200	2,030
*	Omega Protein Corp.	7,800	47,736
*	Pathmark Stores, Inc.	9,720	90,882
	PepsiAmericas, Inc.	168,100	3,753,673
* #	Performance Food Group Co.	22,200	723,498
#	Pilgrim’s Pride Corp.	30,700	829,821
*	PriceSmart, Inc.	16,850	209,612
*	Pyramid Breweries, Inc.	4,000	10,480
	Ralcorp Holdings, Inc.	800	33,448
* #	Redhook Ale Brewery, Inc.	5,900	22,892
#	Reynolds American, Inc.	134,600	14,797,924
	Ruddick Corp.	41,700	977,448
* #	San Filippo (John B.) & Son, Inc.	3,000	41,430
	Seaboard Corp.	1,100	1,443,200
*	Smart & Final Food, Inc.	15,300	262,395
*	Smithfield Foods, Inc.	60,100	1,671,381
	Spartan Stores, Inc.	6,800	90,100
#	Supervalu, Inc.	178,400	5,202,144

7

		Shares	Value†
	Tasty Baking Co.	4,500	$40,770
	The Topps Co., Inc.	46,900	383,173
*	TreeHouse Foods, Inc.	11,800	294,882
	Tyson Foods, Inc. Class A	235,230	3,766,032
	Universal Corp.	34,900	1,286,414
	Weis Markets, Inc.	27,100	1,085,084
*	Wild Oats Markets, Inc.	1,000	15,950
* #	Winn-Dixie Stores, Inc.	4,700	1,833
Total Consumer Staples			139,741,033

Energy — (10.7%)
	Adams Resources & Energy, Inc.	1,200	37,728
	Anadarko Petroleum Corp.	730,068	36,262,478
	Apache Corp.	289,546	18,785,744
	Arch Coal, Inc.	2	97
*	Atlas America, Inc.	1,798	81,989
* #	ATP Oil & Gas Corp.	1,400	58,772
*	Brigham Exploration Co.	1,100	8,470
* #	Bristow Group, Inc.	13,400	482,534
	Cabot Oil & Gas Corp.	25,650	1,125,265
*	Callon Petroleum Co.	12,800	228,608
*	Carrizo Oil & Gas, Inc.	100	2,818
#	Chesapeake Energy Corp.	216,700	6,628,853
#	Cimarex Energy Co.	125,700	5,098,392
*	Clayton Williams Energy, Inc.	5,600	222,880
* #	Comstock Resources, Inc.	13,300	376,922
	ConocoPhillips	1,855,045	117,405,798
*	Dawson Geophysical Co.	400	13,828
* #	Delta Petroleum Corp.	8,728	150,122
	Devon Energy Corp.	163,800	9,395,568
	Diamond Offshore Drilling, Inc.	77,900	6,679,146
*	Dril-Quip, Inc.	900	70,857
*	Edge Petroleum Corp.	4,300	89,053
* #	Energy Partners, Ltd.	9,800	207,760
	ENSCO International, Inc.	85,046	4,251,450
	EOG Resources, Inc.	107,900	7,084,714
*	Forest Oil Corp.	46,950	1,532,448
*	Giant Industries, Inc.	3,600	227,520
*	Grey Wolf, Inc.	5,400	41,310
	Gulf Island Fabrication, Inc.	2,500	57,325
*	Gulfmark Offshore, Inc.	9,200	231,472
* #	Hanover Compressor Co.	48,483	871,240
*	Harvest Natural Resources, Inc.	23,900	330,059
	Helmerich & Payne, Inc.	40,300	2,650,128
#	Hess Corp.	91,500	13,725,000
* #	Houston Exploration Co.	14,200	756,718
* #	Input/Output, Inc.	24,000	231,840
	Kerr-McGee Corp.	79,889	8,536,140
*	Key Energy Group, Inc.	49,800	839,130
*	Lone Star Technologies, Inc.	5,800	281,300
	Marathon Oil Corp.	306,495	23,002,450
	MarkWest Hydrocarbon, Inc.	193	4,352
#	Massey Energy Co.	33,400	1,246,488
* #	Matrix Service Co.	4,000	47,360
* #	Maverick Tube Corp.	13,900	669,980

8

		Shares	Value†
*	Meridian Resource Corp.	31,000	$99,820
*	NATCO Group, Inc. Class A	2,600	79,950
*	National-Oilwell, Inc.	3,579	236,429
* #	Newfield Exploration Co.	50,780	2,169,829
*	Newpark Resources, Inc.	17,300	101,724
#	Noble Energy, Inc.	149,100	6,479,886
	Occidental Petroleum Corp.	40,776	4,040,494
* #	Oil States International, Inc.	17,600	611,424
	Overseas Shipholding Group, Inc.	37,300	1,915,355
*	Parallel Petroleum Corp.	3,900	94,302
*	Parker Drilling Co.	5,700	42,066
#	Peabody Energy Corp.	139,600	8,702,664
	Penn Virginia Corp.	2,400	162,960
* #	Petrohawk Energy Corp.	51,062	598,957
*	Petroleum Development Corp.	1,600	58,304
#	Pioneer Natural Resources Co.	98,600	4,023,866
* #	Plains Exploration & Production Co.	20,710	739,347
	Pogo Producing Co.	82,300	3,708,438
* #	Pride International, Inc.	59,900	1,937,765
#	Range Resources Corp.	28,650	742,035
	Rowan Companies, Inc.	66,200	2,636,084
* #	SEACOR Holdings, Inc.	19,308	1,573,602
* #	Southwestern Energy Co.	1,400	45,220
*	Stone Energy Corp.	14,400	717,840
#	Sunoco, Inc.	57,800	3,964,502
*	Swift Energy Corp.	25,900	1,040,144
	Tesoro Petroleum Corp.	30,900	2,104,599
*	TETRA Technologies, Inc.	5,612	163,141
	Tidewater, Inc.	85,200	4,321,344
*	TransMontaigne, Inc.	16,600	190,900
*	Trico Marine Services, Inc.	800	25,840
* #	Unit Corp.	13,300	796,936
*	Universal Compression Holdings, Inc.	19,400	1,127,528
	USEC, Inc.	117,400	1,415,844
	Valero Energy Corp.	432,800	26,552,280
*	Veritas DGC, Inc.	2,200	103,906
*	Whiting Petroleum Corp.	4,666	176,608
Total Energy			353,534,039

Financials — (31.0%)
	1st Source Corp.	28,198	804,489
	21st Century Insurance Group	102,900	1,555,848
	A.G. Edwards, Inc.	48,600	2,604,960
*	ACE Cash Express, Inc.	6,900	183,609
	Advanta Corp. Class A	14,300	478,478
	Advanta Corp. Class B Non-Voting	18,300	669,780
*	Aether Holdings, Inc.	17,690	70,937
	Alfa Corp.	31,257	485,421
*	Allegheny Corp.	2,643	746,119
	Allstate Corp.	705,500	38,809,555
	AMBAC Financial Group, Inc.	160,300	12,848,045
#	American Capital Strategies, Ltd.	163,223	5,590,388
	American Equity Investment Life Holding Co.	43,800	571,590
	American Financial Group, Inc.	117,400	4,949,584
*	American Independence Corp.	866	9,474

9

		Shares	Value†
	American National Insurance Co.	24,200	$2,808,410
*	American Physicians Capital, Inc.	3,500	161,770
*	AmeriCredit Corp.	63,900	1,855,656
*	AmeriServe Financial, Inc.	4,300	21,500
	AmerUs Group Co.	54,100	3,145,374
	AmSouth Bancorporation	2,100	56,280
	AON Corp.	274,500	9,785,925
*	Argonaut Group, Inc.	20,250	622,890
	Associated Banc-Corp	1,004	33,192
	Assurant, Inc.	196,800	9,619,584
#	Astoria Financial Corp.	6,500	196,690
	Baldwin & Lyons, Inc. Class B	5,100	119,850
*	Bancinsurance Corp.	1,800	10,800
	Bank of America Corp.	28,000	1,355,200
	Bank of Granite Corp.	300	5,736
	Bank of Hawaii Corp.	60,300	3,059,019
	BankUnited Financial Corp. Class A	30,500	946,110
	Banner Corp.	10,066	371,435
#	BB&T Corp.	437	18,166
	Bear Stearns Companies, Inc.	129,622	17,336,942
	Berkley (W.R.) Corp.	53,155	1,826,937
	Berkshire Hills Bancorp, Inc.	4,900	168,560
	Beverly Hills Bancorp, Inc.	23,300	218,787
*	BFC Financial Corp.	4,800	31,152
*	BNCCORP, Inc.	200	2,500
#	Brookline Bancorp, Inc.	83,725	1,198,942
#	Capital One Financial Corp.	71,044	5,880,312
	Cash America International, Inc.	26,400	812,328
#	Center Bancorp, Inc.	8,900	117,302
*	Ceres Group, Inc.	706	4,229
	CFS Bancorp, Inc.	12,623	186,568
	Chemical Financial Corp.	31,905	931,945
	Chubb Corp.	621,700	31,414,501
	Cincinnati Financial Corp.	263,650	12,085,716
	CIT Group, Inc.	298,400	15,337,760
	Citigroup, Inc.	45,069	2,221,902
	Citizens First Bancorp, Inc.	9,200	253,000
	Citizens South Banking Corp.	1,842	22,859
* #	Citizens, Inc.	8,136	42,958
	City Holding Co.	6,500	235,040
	Clark, Inc.	6,600	87,120
*	CNA Financial Corp.	191,800	6,248,844
*	CNA Surety Corp.	25,800	442,986
	Columbia Banking System, Inc.	6,623	222,533
	Comerica, Inc.	72,600	3,974,850
	Commerce Bancshares, Inc.	1,786	92,354
	Commerce Group, Inc.	37,600	2,133,800
	Commercial Capital Bancorp, Inc.	6,669	104,703
#	Community Bank System, Inc.	38,200	740,698
	Community West Bancshares	400	6,244
	Compass Bancshares, Inc.	2,700	150,255
*	CompuCredit Corp.	36,500	1,396,490
*	Conseco, Inc.	112,000	2,698,080
#	Corus Bankshares, Inc.	26,800	757,100
	Countrywide Financial Corp.	852,098	32,618,311

10

		Shares	Value†
	Delphi Financial Group, Inc. Class A	38,600	$2,040,782
	Dime Community Bancshares	18,212	257,518
	Donegal Group, Inc. Class A	25,969	458,872
#	Downey Financial Corp.	28,100	1,913,610
* #	E*TRADE Financial Corp.	165,300	4,011,831
	EMC Insurance Group, Inc.	17,600	561,088
*	Epoch Holding Corp.	600	3,000
#	F.N.B. Corp.	5,700	91,941
	FBL Financial Group, Inc. Class A	38,200	1,366,796
	Federal Agriculture Mortgage Corporation	10,100	253,005
	Fidelity National Financial, Inc.	90,335	3,747,999
#	Fidelity National Title Group, Inc.	15,808	345,247
	Financial Federal Corp.	2,850	79,714
*	Financial Industries Corp.	2,444	20,187
	First American Corp.	128,800	5,405,736
*	First Cash Financial Services, Inc.	5,400	115,884
	First Charter Corp.	7,900	189,126
	First Citizens BancShares, Inc.	3,900	736,359
	First Commonwealth Financial Corp.	43,300	567,230
	First Community Bancorp	10,000	580,600
	First Community Bancshares, Inc.	3,077	98,156
	First Defiance Financial Corp.	100	2,708
	First Financial Corp.	18,075	552,914
	First Indiana Corp.	10,936	286,742
*	First Mariner Bancorp, Inc.	300	5,775
	First Merchants Corp.	25,041	593,722
	First Niagara Financial Group, Inc.	146,580	2,065,312
	First PacTrust Bancorp, Inc.	600	17,376
	First Place Financial Corp.	20,303	463,924
	First Republic Bank	10,200	428,604
	First State Bancorporation	4,000	93,440
	Firstbank Corp.	200	4,710
*	FirstCity Financial Corp.	3,000	34,110
* #	FirstFed Financial Corp.	9,500	549,480
	Flagstar Bancorp, Inc.	51,000	823,140
*	FPIC Insurance Group, Inc.	6,100	229,177
*	Franklin Bank Corp.	11,600	230,840
	Fremont General Corp.	109,500	2,215,185
#	GB&T Bancshares, Inc.	13,803	297,731
	Great American Financial Resources, Inc.	21,000	410,760
*	Great Lakes Bancorp, Inc.	3,090	54,538
	Greene County Bancshares, Inc.	100	3,007
	GS Financial Corp.	100	1,805
	Hancock Holding Co.	1,600	86,304
	Hanover Insurance Group, Inc.	49,000	2,320,150
	Harbor Florida Bancshares, Inc.	4,000	147,040
	Harleysville Group, Inc.	40,600	1,124,214
	Hartford Financial Services Group, Inc.	380,273	33,441,208
	HCC Insurance Holdings, Inc.	17,700	543,213
	Heritage Commerce Corp.	199	4,786
	HF Financial Corp.	110	1,928
	HMN Financial, Inc.	3,596	121,365
	Horace Mann Educators Corp.	51,100	855,925
	Horizon Financial Corp.	1,800	44,046
	Hudson City Bancorp, Inc.	868,281	11,886,767

11

		Shares	Value†
	Huntington Bancshares, Inc.	1,700	$39,984
	Independence Community Bank Corp.	80,687	3,387,240
	IndyMac Bancorp, Inc.	67,800	3,112,020
	Infinity Property & Casualty Corp.	27,700	1,180,574
	Integra Bank Corp.	20,800	469,456
	Irwin Financial Corp.	35,100	723,060
	ITLA Capital Corp.	2,700	134,595
	Janus Capital Group, Inc.	315,600	5,683,956
	Jefferies Group, Inc.	45,600	1,333,344
	JPMorgan Chase & Co.	2,414,248	102,943,535
	KeyCorp	215,100	7,683,372
	KNBT Bancorp, Inc.	38,900	634,070
*	Knight Capital Group, Inc.	71,800	1,107,156
* #	LaBranche & Co., Inc.	2,500	32,350
	LandAmerica Financial Group, Inc.	22,300	1,492,316
	Lehman Brothers Holdings, Inc.	182,142	12,132,479
#	Leucadia National Corp.	153,600	9,836,544
	Lincoln National Corp.	359,707	20,208,339
#	LNB Bancorp, Inc.	6,800	125,052
	Loews Corp.	891,900	30,306,762
	MAF Bancorp, Inc.	46,500	2,012,985
	Marshall & Ilsley Corp.	1,180	53,501
#	MBIA, Inc.	203,250	11,611,672
	MCG Capital Corp.	43,200	679,536
*	Meadowbrook Insurance Group, Inc.	11,100	84,138
	Medallion Financial Corp.	20,360	265,291
	Mercantile Bankshares Corp.	3,571	128,377
*	Mercer Insurance Group, Inc.	1,000	18,690
	Merrill Lynch & Co., Inc.	358,300	25,944,503
	MetLife, Inc.	1,165,400	59,983,138
#	MGIC Investment Corp.	132,400	8,721,188
	MicroFinancial, Inc.	400	1,392
	Midland Co.	2,200	87,340
	National City Corp.	5,788	213,461
	National Western Life Insurance Co. Class A	700	158,186
	Nationwide Financial Services, Inc.	85,800	3,715,140
*	Navigators Group, Inc.	10,800	445,176
	New York Community Bancorp, Inc.	438,200	7,300,412
#	NewAlliance Bancshares, Inc.	139,500	1,962,765
	North Fork Bancorporation, Inc.	617,170	18,188,000
	Northwest Bancorp, Inc.	2,200	55,088
	NYMAGIC, Inc.	300	9,525
	OceanFirst Financial Corp.	2,300	50,094
* #	Ocwen Financial Corp.	39,300	445,662
#	Odyssey Re Holdings Corp.	95,000	2,325,600
	Ohio Casualty Corp.	94,600	2,825,702
	Old Republic International Corp.	349,212	7,462,660
#	Omega Financial Corp.	17,411	556,978
*	Pacific Mercantile Bancorp	1,000	18,250
*	Pacific Premier Bancorp, Inc.	300	3,450
	Partners Trust Financial Group, Inc.	67,727	772,765
*	Penn Treaty American Corp.	6,225	50,547
	Peoples Bancorp, Inc. OH	12,800	364,544
	PFF Bancorp, Inc.	31,500	1,071,000
*	Pico Holdings, Inc.	9,700	329,800

12

		Shares	Value†
*	Piper Jaffray Companies, Inc.	3,100	$196,199
*	PMA Capital Corp. Class A	17,357	179,645
	PMI Group, Inc.	135,600	6,169,800
*	Premier Financial Bancorp, Inc.	400	6,104
	Presidential Life Corp.	25,258	631,703
	Principal Financial Group, Inc.	442,700	24,193,555
*	ProAssurance Corp.	14,175	669,202
	ProCentury Corp.	1,500	19,215
	Protective Life Corp.	94,200	4,174,944
	Provident Financial Holdings, Inc.	7,575	211,115
#	Provident Financial Services, Inc.	92,028	1,689,634
	Provident New York Bancorp	48,300	624,036
	Prudential Financial, Inc.	773,700	58,917,255
*	PSB Bancorp, Inc.	700	8,428
	Radian Group, Inc.	127,004	7,762,484
	Rainier Pacific Financial Group, Inc.	2,800	49,168
	Regions Financial Corp.	119,637	4,049,712
	Reinsurance Group of America, Inc.	84,100	3,990,545
	Renasant Corp.	13,700	518,271
*	Republic First Bancorp, Inc.	677	9,173
	Resource America, Inc.	17,900	331,150
*	Rewards Network, Inc.	47	395
	Riverview Bancorp, Inc.	1,000	24,380
	RLI Corp.	23,300	1,102,090
	Rome Bancorp, Inc.	6,980	90,042
*	RTW, Inc.	2,300	25,553
	SAFECO Corp.	179,566	9,942,569
	Sanders Morris Harris Group, Inc.	1,100	16,995
*	SCPIE Holdings, Inc.	800	18,792
*	Seabright Insurance Holdings	2,800	44,352
	Selective Insurance Group, Inc.	38,400	2,092,800
	Simmons First National Corp. Class A	19,323	510,127
	Sound Federal Bancorp, Inc.	9,736	201,340
	South Financial Group, Inc.	111,253	3,087,271
#	Southern Community Financial Corp.	10,685	103,965
	Sovereign Bancorp, Inc.	393,318	8,770,991
	StanCorp Financial Group, Inc.	58,000	2,831,560
	State Auto Financial Corp.	33,000	1,072,500
	Sterling Financial Corp.	19,188	576,408
	Stewart Information Services Corp.	22,200	843,822
*	Stifel Financial Corp.	400	14,848
* #	Sun American Bancorp	700	3,745
*	Sun Bancorp, Inc.	10,410	176,449
	SunTrust Banks, Inc.	429,300	32,502,303
*	Superior Bancorp	3,700	42,439
	Susquehanna Bancshares, Inc.	39,402	899,942
*	SVB Financial Group	780	37,612
	SWS Group, Inc.	10,800	250,884
	Synergy Financial Group, Inc.	11,000	161,370
	TD Banknorth, Inc.	205,070	5,873,205
#	The Phoenix Companies, Inc.	88,600	1,256,348
	The St. Paul Travelers Companies, Inc.	986,500	43,425,730
	TierOne Corp.	16,700	547,760
	Timberland Bancorp, Inc.	1,300	40,040
#	Torchmark Corp.	138,500	8,154,880

13

		Shares	Value†
	Transatlantic Holdings, Inc.	97,800	$5,623,500
*	Triad Guaranty, Inc.	9,500	514,235
	UMB Financial Corp.	57,740	1,860,383
	Umpqua Holdings Corp.	53,000	1,396,020
*	Unico American Corp.	1,900	22,325
	UnionBanCal Corp.	500	33,825
	United Community Financial Corp.	42,400	488,024
	Unitrin, Inc.	82,900	3,714,749
	Unity Bancorp, Inc.	1,620	29,306
*	Universal American Financial Corp.	46,291	647,611
	UnumProvident Corp.	445,100	7,993,996
#	Wachovia Corp.	365,254	19,541,089
	Washington Federal, Inc.	131,345	3,013,054
#	Washington Mutual, Inc.	952,778	43,742,038
	Webster Financial Corp.	80,300	3,893,747
	Wesbanco, Inc.	30,259	909,586
	Wesco Financial Corp.	3,926	1,564,904
	Whitney Holding Corp.	8,775	317,128
	Willow Grove Bancorp, Inc.	16,310	273,192
	Wintrust Financial Corp.	500	25,665
*	World Acceptance Corp.	1,030	33,135
	Yardville National Bancorp	2,800	103,068
Total Financials			1,024,731,284

Health Care — (3.2%)
*	Accelrys, Inc.	15,400	110,418
	Aetna, Inc.	367,600	14,137,896
*	Air Methods Corp.	3,200	71,840
*	Albany Molecular Research, Inc.	15,000	154,650
*	Allied Healthcare International, Inc.	9,600	36,672
*	Allied Healthcare Products, Inc.	100	605
	Alpharma, Inc. Class A	56,500	1,323,230
*	American Dental Partners, Inc.	2,550	35,343
	American Shared Hospital Services	250	1,600
	AmerisourceBergen Corp.	272,744	11,888,911
*	AMN Healthcare Services, Inc.	6,900	135,792
	Analogic Corp.	16,533	944,530
*	Andrx Corp.	300	7,008
*	Applera Corp. - Celera Genomics Group	31,400	351,680
*	Arena Pharmaceuticals, Inc.	2,400	32,736
*	Arqule, Inc.	3,500	18,900
	Atrion Corp.	100	7,200
*	Avigen, Inc.	8,200	46,002
*	BioMarin Pharmaceutical, Inc.	5,028	65,314
*	Bio-Rad Laboratories, Inc. Class A	3,500	232,470
*	BioScrip, Inc.	17,300	96,015
*	Bioveris Corp.	600	3,990
*	Bradley Pharmaceuticals, Inc.	900	11,646
*	Bruker BioSciences Corp.	12,700	73,533
* #	Caliper Life Sciences, Inc.	14,800	76,072
	Cambrex Corp.	16,700	337,340
*	Candela Corp.	5,100	87,822
*	Capital Senior Living Corp.	9,600	105,600
* #	Cell Genesys, Inc.	2,600	16,094
*	Charles River Laboratories International, Inc.	33,800	1,353,352

14

		Shares	Value†
#	Chemed Corp.	2,400	$129,240
	Cigna Corp.	69,000	6,399,060
*	Ciphergen Biosystems, Inc.	2,500	2,875
*	Community Health Systems, Inc.	700	26,390
*	Conmed Corp.	14,650	284,796
#	Cooper Companies, Inc.	537	25,427
*	Cross Country Healthcare, Inc.	19,800	349,074
*	CryoLife, Inc.	1,100	4,961
	Datascope Corp.	10,947	375,592
*	Dendreon Corp.	14,800	65,120
*	Discovery Partners International, Inc.	8,500	21,165
*	Dyax Corp.	12,578	47,168
	Eli Lilly & Co.	676	34,909
*	Emdeon Corp.	154,720	1,796,299
* #	Emisphere Technologies, Inc.	1,000	9,750
*	Encore Medical Corp.	20,682	102,996
*	Enzon Pharmaceuticals, Inc.	800	5,960
* #	Epicept Corp.	628	1,683
*	Exelixis, Inc.	5,300	57,505
*	First Horizon Pharmaceutical Corp.	3,865	81,590
*	Fisher Scientific International, Inc.	82,300	6,110,775
*	Five Star Quality Care, Inc.	300	3,300
*	Gene Logic, Inc.	7,161	17,473
*	Gentiva Health Services, Inc.	2,100	36,477
*	Greatbatch, Inc.	4,500	102,105
*	Hanger Orthopedic Group, Inc.	9,000	70,470
*	Harvard Bioscience, Inc.	14,900	62,580
*	Health Net, Inc.	1,100	47,322
*	HealthTronics, Inc.	13,619	100,508
*	HMS Holdings Corp.	3,200	30,848
* #	Hologic, Inc.	8,400	331,716
	Hooper Holmes, Inc.	21,200	63,812
*	Horizon Health Corp.	96	2,033
* #	Human Genome Sciences, Inc.	3,500	38,360
*	Humana, Inc.	89,300	4,521,259
*	Illumina, Inc.	24,400	666,852
*	ImmunoGen, Inc.	800	2,920
*	IMPATH Bankruptcy Liquidating Trust	600	1,137
*	Inspire Pharmaceuticals, Inc.	5,100	24,378
*	Invitrogen Corp.	36,500	2,326,510
*	Iridex Corp.	1,200	12,480
*	Kendle International, Inc.	1,663	53,914
* #	Kindred Healthcare, Inc.	10,700	271,352
*	King Pharmaceuticals, Inc.	8,300	147,574
* #	La Jolla Pharmaceutical Co.	2,400	9,024
*	Lexicon Genetics, Inc.	8,953	44,765
* #	LifePoint Hospitals, Inc.	2,871	101,432
#	Manor Care, Inc.	29,800	1,383,912
*	Matria Healthcare, Inc.	1,300	37,518
*	Maxygen, Inc.	14,800	114,552
	McKesson Corp.	229,000	11,335,500
*	MedCath Corp.	1,900	29,602
*	Medco Health Solutions, Inc.	143,000	7,707,700
*	Medical Staffing Network Holdings, Inc.	4,500	21,420
*	MEDTOX Scientific, Inc.	4,050	40,905

15

		Shares	Value†
*	Millennium Pharmaceuticals, Inc.	184,535	$1,579,620
*	Molecular Devices Corp.	6,100	175,314
* #	Nabi Biopharmaceuticals	12,300	72,201
*	Natus Medical, Inc.	3,300	41,151
*	Neose Technologies, Inc.	60	183
*	Neurogen Corp.	5,300	28,991
* #	North American Scientific, Inc.	3,375	6,514
#	Omnicare, Inc.	64,800	3,004,128
	Option Care, Inc.	2,900	32,683
*	Orthologic Corp.	500	775
* #	Oscient Pharmaceutical Corp.	800	1,008
*	Osteotech, Inc.	370	1,665
*	Parexel International Corp.	7,800	223,860
*	PDI, Inc.	4,300	59,125
*	Pediatric Services of America, Inc.	2,600	34,060
*	Pediatrix Medical Group, Inc.	4,600	212,474
	PerkinElmer, Inc.	164,100	3,423,126
	Perrigo Co.	1,900	31,958
* #	Per-Se Technologies, Inc.	3,852	95,992
*	Pharmacopia Drug Discovery, Inc.	7,900	39,105
*	Pharmacyclics, Inc.	1,000	4,010
#	PolyMedica Corp.	10,300	395,417
*	PRAECIS Pharmaceuticals, Inc.	4,100	21,894
* #	PSS World Medical, Inc.	58,259	1,034,680
*	Quidel Corp.	500	4,715
*	Res-Care, Inc.	8,410	166,939
*	Respironics, Inc.	1,072	36,469
*	Rita Medical Systems, Inc.	14,200	51,972
* #	Sangamo BioSciences, Inc.	8,354	63,490
*	Savient Pharmaceuticals, Inc.	20,289	116,662
*	Schein (Henry), Inc.	10,913	502,980
*	Serologicals Corp.	13,850	431,705
*	SFBC International, Inc.	1,500	23,325
*	Sonic Innovations, Inc.	100	487
*	Spectrum Pharmaceuticals, Inc.	1,800	7,092
*	SRI/Surgical Express, Inc.	700	3,598
* #	Staar Surgical Co.	4,200	36,288
* #	Sunrise Senior Living, Inc.	19,800	663,102
*	Synovis Life Technologies, Inc.	4,830	47,093
* #	Tenet Healthcare Corp.	20,050	158,796
*	Theragenics Corp.	7,300	24,747
* #	Thermo Electron Corp.	70,645	2,595,497
*	Third Wave Technologies, Inc.	8,100	21,060
*	Thoratec Corp.	5,930	84,028
*	Triad Hospitals, Inc.	33,762	1,359,933
	UnitedHealth Group, Inc.	31,250	1,373,750
*	Urologix, Inc.	11,772	41,908
*	Viasys Healthcare, Inc.	13,417	337,974
*	Watson Pharmaceuticals, Inc.	62,400	1,580,592
*	WellPoint, Inc.	104,678	7,492,851
*	Zoll Medical Corp.	3,800	112,556
Total Health Care			105,317,849

Industrials — (10.7%)
* #	AAR Corp.	12,500	301,000

16

		Shares	Value†
	Abrams Industries, Inc.	2,187	$9,317
*	ABX Air, Inc.	4,981	33,572
	Aceto Corp.	23,600	180,776
* #	Active Power, Inc.	10,134	44,691
	Adesa, Inc.	64,500	1,468,020
	Administaff, Inc.	1,200	46,116
*	AGCO Corp.	71,000	1,736,660
	Alamo Group, Inc.	10,335	224,683
*	Alaska Air Group, Inc.	15,600	604,344
	Albany International Corp. Class A	17,000	679,320
#	Alexander & Baldwin, Inc.	58,300	2,638,075
*	Allied Defense Group, Inc.	1,400	30,044
* #	Allied Waste Industries, Inc.	197,800	2,359,754
	Ambassadors International, Inc.	3,900	86,697
	American Power Conversion Corp.	1,300	25,584
* #	American Superconductor Corp.	3,800	35,606
	Ameron International Corp.	7,300	418,144
* #	AMR Corp.	3,600	88,776
	Amrep Corp.	500	20,880
	Apogee Enterprises, Inc.	8,500	127,500
	Applied Industrial Technologies, Inc.	35,550	1,370,453
	Applied Signal Technologies, Inc.	2,300	40,365
#	Arkansas Best Corp.	22,000	906,620
*	Armor Holdings, Inc.	8,200	468,384
*	Astec Industries, Inc.	3,511	121,270
*	Aviall, Inc.	5,100	240,465
*	AZZ, Inc.	3,400	77,010
	Banta Corp.	12,600	623,196
	Barnes Group, Inc.	7,500	309,675
	Bowne & Co., Inc.	32,500	471,250
	Burlington Northern Santa Fe Corp.	311,900	24,144,179
	C&D Technologies, Inc.	23,800	157,080
	Cascade Corp.	3,500	131,600
*	Casella Waste Systems, Inc. Class A	4,500	70,200
* #	CBIZ, Inc.	42,800	353,100
	CDI Corp.	15,700	462,365
*	Celadon Group, Inc.	3,000	83,910
	Cendant Corp.	691,284	11,178,062
	Central Parking Corp.	33,500	479,385
*	Cenveo, Inc.	11,500	217,925
*	Channell Commercial Corp.	700	2,520
	CIRCOR International, Inc.	15,450	452,222
	Comfort Systems USA, Inc.	15,500	201,500
*	Compudyne Corp.	1,900	13,224
*	Consolidated Graphics, Inc.	5,700	290,358
* #	Continental Airlines, Inc.	12,500	310,000
*	Cornell Companies, Inc.	3,700	58,460
*	Corrections Corporation of America	12,000	613,800
*	Covenant Transport, Inc. Class A	9,750	127,725
	CSX Corp.	352,900	23,616,068
	Cubic Corp.	32,500	609,375
#	Curtiss-Wright Corp.	2,144	72,467
	Deere & Co.	2,300	196,880
* #	Distributed Energy Systems Corp.	1,900	9,633
*	Dollar Thrifty Automotive Group, Inc.	22,900	1,041,492

17

		Shares	Value†
	Donnelley (R.R.) & Sons Co.	10,300	$331,454
*	Ducommun, Inc.	4,000	77,680
	Eaton Corp.	2,600	191,204
*	EGL, Inc.	5,400	243,378
*	Electro Rent Corp.	15,800	260,700
*	EMCOR Group, Inc.	11,600	557,844
* #	Encore Wire Corp.	7,550	288,335
*	EnerSys	9,400	132,070
	Ennis, Inc.	33,300	650,016
* #	EnPro Industries, Inc.	14,100	490,116
*	ESCO Technologies, Inc.	800	41,040
*	Esterline Technologies Corp.	16,400	672,564
*	Exponent, Inc.	800	24,000
	Federal Signal Corp.	52,200	797,616
	FedEx Corp.	4,782	522,529
*	First Consulting Group, Inc.	1,900	17,214
	Florida East Coast Industries, Inc.	9,300	515,313
*	Flowserve Corp.	32,400	1,723,032
*	Foster (L.B.) Co. Class A	700	16,716
* #	Frontier Airlines Holdings, Inc.	15,400	95,326
*	Frozen Food Express Industries, Inc.	6,500	65,585
* #	FuelCell Energy, Inc.	18,572	194,263
	G & K Services, Inc. Class A	28,743	1,110,055
*	Gardner Denver Machinery, Inc.	2,255	170,162
	GATX Corp.	75,897	3,294,689
*	Gehl Co.	4,050	107,487
#	Gencorp, Inc.	19,700	357,358
* #	Genesee & Wyoming, Inc.	7,050	211,782
*	Genlyte Group, Inc.	10,900	760,602
*	GP Strategies Corp.	8,200	63,140
	Granite Construction, Inc.	15,300	632,349
* #	Griffon Corp.	23,170	628,834
	Hardinge, Inc.	9,359	133,366
*	Hawk Corp.	600	8,184
	Healthcare Services Group, Inc.	900	18,279
	Heico Corp.	9,800	300,370
	Heico Corp. Class A	4,770	128,456
*	Heidrick & Struggles International, Inc.	6,200	218,984
*	Herley Industries, Inc.	5,800	109,736
*	Hub Group, Inc. Class A	1,000	47,320
*	Hudson Highland Group, Inc.	3,780	45,058
#	Hunt (J.B.) Transport Services, Inc.	100,000	2,447,000
*	Huttig Building Products, Inc.	4,100	26,281
	IDEX Corp.	12,750	616,463
	IKON Office Solutions, Inc.	195,500	2,525,860
*	Industrial Distribution Group, Inc.	1,300	12,987
*	Infrasource Services, Inc.	3,000	55,200
*	Innotrac Corp.	200	460
*	Innovative Solutions & Support, Inc.	1,200	16,152
* #	Insituform Technologies, Inc. Class A	9,500	243,200
* #	Integrated Alarm Services Group, Inc.	1,500	5,595
	Interpool, Inc.	21,400	425,004
*	Jacuzzi Brands, Inc.	12,700	118,999
	JLG Industries, Inc.	74,600	1,622,550
#	Joy Global, Inc.	11,250	604,575

18

		Shares	Value†
*	Kadant, Inc.	4,057	$95,096
	Kaman Corp. Class A	22,897	425,884
* #	Kansas City Southern	52,200	1,384,866
	Kelly Services, Inc. Class A	42,304	1,144,746
	Kennametal, Inc.	39,700	2,374,060
*	Key Technology, Inc.	1,100	13,695
*	Kforce, Inc.	900	13,752
* #	Kirby Corp.	8,300	623,579
*	Korn/Ferry International	12,400	254,200
*	K-Tron International, Inc.	200	9,560
*	LaBarge, Inc.	1,800	23,850
*	Labor Ready, Inc.	3,600	83,340
*	Ladish Co., Inc.	3,000	118,170
	Laidlaw International, Inc.	41,675	1,050,210
*	Layne Christensen Co.	800	21,680
	Lennox International, Inc.	44,800	1,275,456
	Lockheed Martin Corp.	133,500	9,677,415
	LSI Industries, Inc.	8,950	131,565
*	Lydall, Inc.	4,800	43,488
*	M&F Worldwide Corp.	6,400	101,120
*	Mac-Gray Corp.	4,300	55,513
*	Magnetek, Inc.	11,700	31,473
*	MAIR Holdings, Inc.	6,100	35,136
	Manpower, Inc.	36,700	2,415,961
*	Marten Transport, Ltd.	7,700	150,689
	McGrath Rentcorp.	6,008	159,512
* #	Medialink Worldwide, Inc.	1,800	7,200
*	Merrimac Industries, Inc.	1,100	10,340
*	Mesa Air Group, Inc.	15,700	150,406
*	MFRI, Inc.	1,000	10,410
* #	Midwest Air Group, Inc.	4,200	18,774
*	Miller Industries, Inc.	2,800	54,992
#	Mine Safety Appliances Co.	2,700	111,267
*	Misonix, Inc.	4,400	23,540
* #	Mobile Mini, Inc.	11,800	369,930
* #	Modtech Holdings, Inc.	1,900	17,841
*	Monster Worldwide, Inc.	14,113	689,702
*	Moog, Inc. Class A	7,262	252,500
	Mueller Industries, Inc.	24,300	793,395
	NACCO Industries, Inc. Class A	8,700	1,243,056
*	Nashua Corp.	400	3,004
* #	National Patent Development Corp.	7,600	10,868
*	National Technical Systems, Inc.	2,000	15,920
* #	NCI Building Systems, Inc.	12,600	764,064
*	NCO Group, Inc.	17,897	470,870
	Norfolk Southern Corp.	671,900	35,449,444
	Northrop Grumman Corp.	527,310	34,106,411
*	Old Dominion Freight Line, Inc.	675	20,797
* #	Orbital Sciences Corp.	25,813	386,937
*	P.A.M. Transportation Services, Inc.	400	10,716
	Paccar, Inc.	3,825	293,951
	Parker Hannifin Corp.	2,600	202,852
*	Park-Ohio Holdings Corp.	2,800	48,972
*	Patrick Industries, Inc.	100	1,239
*	Patriot Transportation Holding, Inc.	200	17,578

19

		Shares	Value†
*	PHH Corp.	34,238	$875,123
*	Powell Industries, Inc.	1,400	31,570
*	Power-One, Inc.	10,800	66,312
	Precision Castparts Corp.	96,110	5,538,819
#	Preformed Line Products Co.	100	3,539
	Providence & Worcester Railroad Co.	1,000	16,960
#	PW Eagle, Inc.	500	14,045
* #	Quanta Services, Inc.	45,300	754,245
*	RailAmerica, Inc.	17,600	198,000
	Raytheon Co.	535,600	24,557,260
*	RCM Technologies, Inc.	800	4,640
	Regal-Beloit Corp.	38,400	1,840,512
*	RemedyTemp, Inc.	3,200	52,832
*	Republic Airways Holdings, Inc.	19,400	297,790
	Robbins & Myers, Inc.	13,600	318,784
*	Rush Enterprises, Inc. Class A	10,100	175,942
*	Rush Enterprises, Inc. Class B	500	8,065
	Ryder System, Inc.	91,800	4,959,954
*	SCS Transportation, Inc.	10,900	266,723
*	Sequa Corp. Class A	3,300	266,475
*	Sequa Corp. Class B	800	64,920
*	Shaw Group, Inc.	25,300	673,992
*	Sitel Corp.	5,500	26,015
	Skywest, Inc.	78,300	1,818,909
*	SL Industries, Inc.	400	6,244
	Smith (A.O.) Corp.	22,500	988,875
	Smith (A.O.) Corp. Convertible Class A	2,200	96,690
*	SOURCECORP, Inc.	9,300	231,384
	Southwest Airlines Co.	1,280,600	20,617,660
*	Spherion Corp.	24,800	207,328
	SPX Corp.	90,700	4,771,727
	Standard Register Co.	14,600	189,508
	Standex International Corp.	13,300	390,355
	Steelcase, Inc. Class A	41,400	767,556
*	Strategic Distribution, Inc.	200	2,110
	Supreme Industries, Inc.	1,310	9,301
*	Swift Transportation Co., Inc.	33,320	954,285
	Sypris Solutions, Inc.	12,801	109,065
*	TB Wood’s Corp.	5,400	59,400
	Technology Research Corp.	3,300	17,721
	Tecumseh Products Co. Class A	7,184	155,965
	Teleflex, Inc.	24,400	1,496,696
*	TeleTech Holdings, Inc.	24,500	294,980
*	Terex Corp.	19,600	1,793,400
*	Tetra Tech, Inc.	3,100	54,560
	Textron, Inc.	66,600	6,055,938
	The Brink’s Co.	19,900	1,093,505
*	The Geo Group, Inc.	1,600	59,680
* #	The Lamson & Sessions Co.	12,600	307,314
*	Thomas & Betts Corp.	63,600	3,657,000
	Timken Co.	124,400	3,909,892
	Todd Shipyards Corp.	1,100	36,190
*	TRC Companies, Inc.	4,000	41,800
	Tredegar Industries, Inc.	50,900	721,253
#	Trinity Industries, Inc.	53,300	3,322,722

20

		Shares	Value†
*	Triumph Group, Inc.	5,400	$255,042
*	U.S. Xpress Enterprises, Inc. Class A	800	17,816
	Union Pacific Corp.	425,000	39,440,000
*	United Rentals, Inc.	58,300	1,899,414
*	United Stationers, Inc.	9,700	450,274
	Universal Forest Products, Inc.	16,700	1,097,691
*	URS Corp.	34,300	1,453,977
*	US Airways Group, Inc.	990	46,233
*	USA Truck, Inc.	1,900	37,563
	Valmont Industries, Inc.	6,900	330,510
	Viad Corp.	15,300	469,557
	Vicor Corp.	13,200	234,960
*	Volt Information Sciences, Inc.	13,400	400,392
#	Walter Industries, Inc.	30,140	1,752,942
	Washington Group International, Inc.	2,000	107,780
*	Waste Connections, Inc.	14,550	559,448
	Waste Industries USA, Inc.	16,100	326,991
	Watsco, Inc. Class A	23,900	1,338,639
#	Watts Water Technologies, Inc.	9,300	318,804
#	Werner Enterprises, Inc.	107,332	2,089,754
*	WESCO International, Inc.	700	46,018
*	Westaff, Inc.	3,500	13,930
*	Willis Lease Finance Corp.	1,200	10,320
	Woodward Governor Co.	14,400	455,904
*	Xanser Corp.	10,600	48,336
* #	YRC Worldwide, Inc.	25,528	1,006,824
Total Industrials			352,387,950

Information Technology — (6.6%)
*	3Com Corp.	168,200	758,582
*	Actel Corp.	17,300	240,124
*	ActivIdentity Corp.	16,800	71,400
* #	Activision, Inc.	2,810	36,727
*	Adaptec, Inc.	73,108	326,793
* #	ADC Telecommunications, Inc.	1,839	32,955
*	ADE Corp.	2,500	80,525
* #	Adobe Systems, Inc.	14,352	410,898
*	Advanced Digital Information Corp.	25,200	299,124
* #	Advanced Micro Devices, Inc.	19,200	593,088
*	Aeroflex, Inc.	33,100	387,601
*	Aetrium, Inc.	1,200	5,760
*	Agile Software Corp.	38,100	251,079
	Agilysys, Inc.	29,100	480,150
	American Software, Inc. Class A	8,900	62,122
* #	Amkor Technology, Inc.	300	2,853
* #	Anadigics, Inc.	3,700	31,598
*	Analysts International Corp.	200	520
*	Anaren, Inc.	8,500	167,110
*	Andrew Corp.	90,073	911,539
	Anixter International, Inc.	15,744	767,205
*	Answerthink, Inc.	13,300	62,510
*	APA Enterprises, Inc.	3,493	4,890
*	Applied Films Corp.	5,400	153,090
*	Applied Innovation, Inc.	5,600	22,288
* #	Applied Micro Circuits Corp.	192,400	565,656

21

		Shares	Value†
* #	Ariba, Inc.	4,600	$39,054
* #	Arris Group, Inc.	59,400	713,988
*	Arrow Electronics, Inc.	70,300	2,284,750
	Astro-Med, Inc.	200	2,318
*	Atmel Corp.	48,508	232,838
*	Authentidate Holding Corp.	2,900	7,801
*	Autobytel, Inc.	11,900	38,437
* #	Avici Systems, Inc.	4,100	24,969
* #	Avid Technology, Inc.	1,417	55,816
*	Avnet, Inc.	78,400	1,731,072
*	Avocent Corp.	19,300	438,882
	AVX Corp.	185,600	3,038,272
*	Aware, Inc.	19,335	110,016
*	Axcelis Technologies, Inc.	65,900	419,783
*	AXT, Inc.	6,700	23,182
*	BearingPoint, Inc.	92,500	742,775
	Bel Fuse, Inc. Class B	10,200	320,076
	Belden CDT, Inc.	58,050	1,847,732
*	Bell Industries, Inc.	2,700	6,750
* #	Bell Microproducts, Inc.	10,200	61,608
* #	Benchmark Electronics, Inc.	23,850	577,409
	Black Box Corp.	23,300	1,203,445
	Bogen Communications International, Inc.	700	5,268
*	Bookham, Inc.	1,100	4,235
*	Borland Software Corp.	21,100	111,619
*	Bottomline Technologies, Inc.	1,000	10,060
* #	Brightpoint, Inc.	4,724	101,008
*	Broadcom Corp.	29,550	999,086
*	Brooks Automation, Inc.	48,300	583,464
	CA, Inc.	58,012	1,260,601
*	CalAmp Corp.	6,600	64,548
*	CallWave, Inc.	3,400	12,750
*	Captaris, Inc.	11,900	55,216
*	Carreker Corp.	2,200	12,144
*	Carrier Access Corp.	9,400	74,824
*	Catalyst Semiconductor, Inc.	4,300	18,533
*	C-COR, Inc.	15,400	105,644
*	Centillium Communications, Inc.	6,200	19,654
*	CEVA, Inc.	5,500	33,770
*	CheckFree Corp.	13,200	659,076
*	Checkpoint Systems, Inc.	24,200	546,678
*	Ciber, Inc.	31,900	202,565
* #	Ciena Corp.	125,415	525,489
*	Ciprico, Inc.	400	2,380
*	Clarus Corp.	8,800	59,400
*	Coherent, Inc.	16,700	549,931
	Cohu, Inc.	7,081	122,714
*	Comarco, Inc.	8,700	88,392
*	CommScope, Inc.	17,300	505,679
*	Computer Horizons Corp.	11,500	57,155
*	Computer Sciences Corp.	42,100	2,368,125
*	Computer Task Group, Inc.	3,800	18,050
*	Compuware Corp.	165,600	1,218,816
*	Comtech Telecommunications Corp.	1,100	33,066
* #	Comverse Technology, Inc.	30,052	676,771

22

		Shares	Value†
*	Conexant Systems, Inc.	36,710	$107,560
* #	Convera Corp.	1,600	10,192
*	Convergys Corp.	62,800	1,170,592
*	Corning, Inc.	453,000	10,985,250
*	Cosine Communications, Inc.	800	2,000
*	Covansys Corp.	8,579	118,047
*	Credence Systems Corp.	43,200	196,992
* #	Cree, Inc.	2,000	51,300
	CTS Corp.	34,400	467,152
*	Cyberoptics Corp.	1,200	16,392
*	Cybersource Corp.	6,300	59,976
* #	Cypress Semiconductor Corp.	41,300	626,934
*	Digi International, Inc.	6,200	73,718
*	Digimarc Corp.	6,700	39,999
* #	Digital Angel Corp.	3,500	12,320
*	Digital Insight Corp.	2,000	64,700
*	Digitas, Inc.	11,881	154,572
* #	Diodes, Inc.	1,575	56,086
*	Ditech Networks, Inc.	16,600	150,064
*	Dot Hill Systems Corp.	18,500	71,040
*	Dycom Industries, Inc.	16,899	364,004
*	Echelon Corp.	21,900	184,398
* #	eFunds Corp.	16,100	363,538
*	Electro Scientific Industries, Inc.	8,300	165,087
	Electronic Data Systems Corp.	787,500	19,309,500
* #	Electronics for Imaging, Inc.	15,000	351,450
*	eLoyalty Corp.	300	3,982
*	EMC Corp.	26,550	339,840
*	EMS Technologies, Inc.	6,300	124,299
*	Emulex Corp.	3,300	58,476
*	Entegris, Inc.	5,900	57,112
*	Entrust, Inc.	27,500	88,000
*	ePlus, Inc.	3,000	40,500
*	ESS Technology, Inc.	13,300	34,314
*	Exar Corp.	14,569	192,311
*	Extreme Networks, Inc.	31,432	139,558
	Fair Isaac Corp.	12,922	459,636
*	Fairchild Semiconductor Corp. Class A	50,966	890,376
* #	Faro Technologies, Inc.	1,300	19,539
*	Forrester Research, Inc.	700	17,927
	Frequency Electronics, Inc.	7,800	96,096
*	FSI International, Inc.	12,500	60,500
* #	Genesis Microchip, Inc.	15,900	194,457
*	Gerber Scientific, Inc.	3,700	38,665
*	Glenayre Technologies, Inc.	400	1,116
*	Globecomm Systems, Inc.	10,200	67,524
*	Globix Corp.	8,200	34,440
*	GSE Systems, Inc.	2,236	9,838
* #	GTSI Corp.	3,200	19,872
#	Harris Corp.	35,200	1,433,344
*	Hauppauge Digital, Inc.	1,200	4,810
*	Hewitt Associates, Inc. Class A	1,100	29,293
	Hewlett-Packard Co.	2,266,500	73,389,270
*	hi/fn, Inc.	5,900	31,624
* #	Hutchinson Technology, Inc.	17,900	415,817

23

		Shares	Value†
*	Hypercom Corp.	22,000	$238,040
*	Identix, Inc.	26,579	156,816
*	iGATE Capital Corp.	19,300	115,993
	Imation Corp.	38,900	1,496,872
*	InFocus Corp.	8,525	40,409
*	Inforte Corp.	1,800	9,018
* #	InfoSpace, Inc.	13,400	303,778
*	Ingram Micro, Inc.	113,300	1,955,558
*	Innovex, Inc.	6,100	26,535
*	Insight Enterprises, Inc.	24,200	438,988
*	Integrated Device Technology, Inc.	158,600	2,274,324
*	Integrated Silicon Solution, Inc.	1,500	8,460
*	Intergraph Corp.	3,540	125,847
*	Interlink Electronics, Inc.	1,700	4,777
*	Intermec, Inc.	28,900	665,856
* #	International Rectifier Corp.	21,700	966,735
*	Internet Capital Group, Inc.	24,700	212,914
*	Internet Security Systems, Inc.	12,900	264,192
*	Interphase Corp.	2,000	11,680
	Intersil Corp.	210,065	5,631,843
*	Interwoven, Inc.	28,400	260,712
*	Intest Corp.	100	433
*	IntriCon Corp.	500	3,175
*	Iomega Corp.	7,200	23,616
*	iPass, Inc.	7,900	50,244
* #	IPIX Corp.	1,700	2,244
*	Iron Mountain, Inc.	450	16,623
*	IXYS Corp.	5,690	56,900
*	Jaco Electronics, Inc.	1,300	4,337
*	JDA Software Group, Inc.	11,400	158,688
* #	Keane, Inc.	32,000	443,520
* #	Kemet Corp.	31,200	298,272
*	Key Tronic Corp.	2,800	10,360
*	Keynote Systems, Inc.	10,900	114,341
*	Komag, Inc.	400	16,612
*	Lattice Semiconductor Corp.	75,300	454,059
*	Lawson Software, Inc.	5,800	39,150
*	LeCroy Corp.	3,900	53,430
*	Lightbridge, Inc.	7,900	92,430
*	Logility, Inc.	1,000	10,325
*	LookSmart, Ltd.	2,700	11,799
* #	LSI Logic Corp.	121,700	1,184,141
*	LTX Corp.	14,651	108,710
*	Management Network Group, Inc.	5,900	13,865
*	Mapinfo Corp.	6,700	91,254
* #	Mastec, Inc.	3,000	38,610
*	McDATA Corp. Class A	76,000	287,280
*	McDATA Corp. Class B	4,600	16,284
*	MedQuist, Inc.	8,300	116,283
* #	Merix Corp.	7,000	67,340
	Methode Electronics, Inc.	35,888	342,372
*	Metrologic Instruments, Inc.	6,432	96,673
*	Micro Linear Corp.	4,000	11,200
*	Micron Technology, Inc.	467,900	7,748,424
*	Microsemi Corp.	522	12,518

24

		Shares	Value†
*	Microtune, Inc.	5,400	$34,560
* #	MKS Instruments, Inc.	35,600	777,148
*	Mobius Management Systems, Inc.	1,300	7,670
*	Moldflow Corp.	2,000	25,980
*	Motive, Inc.	5,000	17,500
* #	MPS Group, Inc.	86,100	1,294,944
*	MRO Software, Inc.	23,400	490,932
*	MSC.Software Corp.	8,500	166,175
*	Nanometrics, Inc.	2,200	24,838
*	Napco Security Systems, Inc.	120	1,747
*	Napster, Inc.	300	963
	National Semiconductor Corp.	7,200	184,896
*	NCR Corp.	1,000	39,080
*	NeoMagic Corp.	900	3,717
*	Neoware Systems, Inc.	400	8,264
*	NetIQ Corp.	9,629	117,185
*	NetRatings, Inc.	23,100	332,640
*	NetScout Systems, Inc.	22,100	176,137
*	Network Equipment Technologies, Inc.	26,700	78,498
*	Newport Corp.	24,916	408,622
*	Novell, Inc.	187,400	1,448,602
*	Novellus Systems, Inc.	54,600	1,264,536
*	Nu Horizons Electronics Corp.	12,600	104,706
* #	Nuance Communications, Inc.	26,400	230,208
* #	NYFIX, Inc.	9,700	50,343
* #	Openwave Systems, Inc.	2,100	29,694
*	OPNET Technologies, Inc.	23,600	267,388
*	Optical Cable Corp.	900	4,401
*	Optical Communication Products, Inc.	7,200	14,760
*	OSI Systems, Inc.	9,800	195,118
*	Overland Storage, Inc.	2,600	20,748
*	OYO Geospace Corp.	2,400	136,680
* #	Palm, Inc.	2,830	46,638
*	PAR Technology Corp.	900	13,032
	Park Electrochemical Corp.	11,800	374,886
*	Paxar Corp.	17,300	367,971
*	PC Connection, Inc.	13,361	78,830
*	PC-Tel, Inc.	7,500	74,025
*	Pegasystems, Inc.	19,704	136,746
*	Pemstar, Inc.	7,900	22,515
*	Perceptron, Inc.	2,900	22,185
*	Performance Technologies, Inc.	2,400	17,400
*	Pericom Semiconductor Corp.	10,933	95,117
*	Pfsweb, Inc.	2,776	3,387
*	Phoenix Technologies, Ltd.	7,700	44,660
*	Photon Dynamics, Inc.	900	14,355
*	Photronics, Inc.	25,500	430,185
*	Pixelworks, Inc.	10,700	30,067
*	Planar Systems, Inc.	6,200	82,956
*	PLATO Learning, Inc.	13,300	90,174
*	Plexus Corp.	10,100	397,233
*	PLX Technology, Inc.	2,800	33,432
*	Polycom, Inc.	45,000	971,550
* #	Powerwave Technologies, Inc.	23,878	233,766
*	Presstek, Inc.	3,498	34,175

25

		Shares	Value†
	Printronix, Inc.	7,000	$97,090
*	Quantum Corp.	58,000	168,780
*	QuickLogic Corp.	95	532
*	Quovadx, Inc.	8,764	22,611
*	RadiSys Corp.	5,500	114,125
*	RealNetworks, Inc.	37,800	357,588
*	RF Monolithics, Inc.	5,299	31,794
	Richardson Electronics, Ltd.	12,270	84,295
*	Rofin-Sinar Technologies, Inc.	2,200	120,032
*	RSA Security, Inc.	19,200	288,576
*	Rudolph Technologies, Inc.	8,243	136,669
*	S1 Corp.	36,100	198,550
	Sabre Holdings Corp.	195,200	4,177,280
*	Safeguard Scientifics, Inc.	18,700	43,945
*	SafeNet, Inc.	4,418	73,427
* #	Sandisk Corp.	936	52,669
*	Sanmina-SCI Corp.	349,100	1,640,770
*	SBS Technologies, Inc.	5,500	90,640
*	SCM Microsystems, Inc.	7,900	24,569
*	Seachange International, Inc.	9,000	56,160
*	Seagate Technology	47,693	1,113,632
*	Selectica, Inc.	29,569	74,810
*	Semitool, Inc.	26,400	239,184
*	Silicon Storage Technology, Inc.	43,700	162,564
*	SimpleTech, Inc.	10,496	41,459
*	Sipex Corp.	30,000	90,000
*	Skyworks Solutions, Inc.	99,580	563,623
*	Solectron Corp.	701,398	2,496,977
*	SonicWALL, Inc.	28,745	242,320
*	Spectrum Control, Inc.	3,500	28,000
*	Standard Microsystems Corp.	7,300	166,367
	StarTek, Inc.	3,300	49,764
	Stellent, Inc.	6,575	73,180
*	Stratos International, Inc.	6,000	34,260
*	SumTotal Systems, Inc.	400	2,272
*	Sun Microsystems, Inc.	866,700	4,038,822
*	Sunrise Telecom, Inc.	14,900	34,270
*	Sycamore Networks, Inc.	167,300	739,466
*	Sykes Enterprises, Inc.	16,000	275,840
#	Symbol Technologies, Inc.	202	2,398
*	Symmetricom, Inc.	24,541	177,922
*	SYNNEX Corp.	14,600	261,924
*	Tech Data Corp.	44,200	1,604,460
	Technitrol, Inc.	29,600	675,472
*	Technology Solutions Co.	900	9,171
*	TechTeam Global, Inc.	5,000	49,650
	Tektronix, Inc.	1,766	55,029
*	Tellabs, Inc.	258,072	3,690,430
*	Telular Corp.	5,000	11,500
*	Teradyne, Inc.	5,600	87,192
	TheStreet.com, Inc.	6,700	79,395
*	THQ, Inc.	3,329	77,666
*	TIBCO Software, Inc.	68,700	526,929
*	Tier Technologies, Inc. Class B	8,900	58,028
*	Tollgrade Communications, Inc.	5,100	49,062

26

		Shares	Value†
* #	Track Data Corp.	200	$600
*	Triquint Semiconductor, Inc.	80,700	416,412
*	TTM Technologies, Inc.	13,388	195,599
*	Tyler Technologies, Inc.	17,600	187,088
*	Ulticom, Inc.	22,000	199,760
*	Ultratech, Inc.	5,400	96,606
*	Unisys Corp.	40,700	267,806
	United Online, Inc.	18,200	216,944
*	ValueClick, Inc.	20,100	316,776
*	Veeco Instruments, Inc.	11,300	273,121
*	VeriSign, Inc.	29,000	651,050
*	Viasat, Inc.	1,900	48,450
*	Vicon Industries, Inc.	100	280
*	Video Display Corp.	600	5,244
*	Vignette Corp.	15,500	211,265
* #	Viisage Technology, Inc.	7,600	101,840
*	Vishay Intertechnology, Inc.	134,400	2,184,000
* #	Vitesse Semiconductor, Inc.	50,800	85,344
*	Vitria Technology, Inc.	200	538
* #	Vyyo, Inc.	1,400	9,324
*	WatchGuard Technologies, Inc.	16,500	78,870
*	Web.com, Inc.	4,900	27,685
*	webMethods, Inc.	6,000	54,180
*	White Electronics Designs Corp.	10,200	52,122
*	Wind River Systems, Inc.	5,390	50,936
*	Winland Electronics, Inc.	300	1,227
	Wireless Telecom Group, Inc.	16,500	44,550
	Woodhead Industries, Inc.	13,500	235,845
*	Xerox Corp.	156,500	2,148,745
*	Zhone Technologies, Inc.	48,900	102,690
*	Zomax, Inc.	14,333	23,363
*	Zoran Corp.	21,732	537,867
*	Zygo Corp.	15,000	225,600
Total Information Technology			218,712,961

Materials — (5.5%)
	Airgas, Inc.	77,640	2,972,836
	Albemarle Corp.	56,900	2,731,200
	Alcoa, Inc.	212,852	6,751,665
*	Aleris International, Inc.	2,363	102,152
	Allegheny Technologies, Inc.	4,200	267,246
	Aptargroup, Inc.	6,300	331,380
	Arch Chemicals, Inc.	17,700	615,075
	Ashland, Inc.	108,100	6,756,250
#	Bowater, Inc.	64,300	1,487,902
*	Brush Engineered Materials, Inc.	11,200	231,504
*	Buckeye Technologies, Inc.	12,800	99,968
	Cabot Corp.	53,200	1,762,516
#	Calgon Carbon Corp.	26,900	183,458
*	Caraustar Industries, Inc.	15,698	138,299
#	Carpenter Technology Corp.	21,500	2,403,700
*	Century Aluminum Co.	24,600	1,024,590
*	Chaparral Steel Co.	23,600	1,449,748
#	Chemtura Corp.	80,379	790,126
	Chesapeake Corp.	15,600	213,408

27

		Shares	Value†
#	Cleveland-Cliffs, Inc.	500	$36,810
	Commercial Metals Co.	82,800	2,037,708
*	Continental Materials Corp.	100	2,700
	Cytec Industries, Inc.	57,800	3,328,124
	Eagle Materials, Inc.	59,088	2,879,358
#	Eastman Chemical Co.	22,900	1,291,102
	Ferro Corp.	39,400	693,440
	FMC Corp.	9,900	639,243
	Friedman Industries, Inc.	4,000	32,960
#	Gibraltar Industries, Inc.	40,500	1,127,925
	Glatfelter (P.H.) Co.	36,700	641,516
*	Graphic Packaging Corp.	15,900	61,692
	Greif, Inc. Class A	13,400	849,560
	H.B. Fuller Co.	12,700	612,775
	Hawkins, Inc.	600	8,250
* #	Headwaters, Inc.	3,500	96,075
	International Paper Co.	514,912	17,496,710
	Kronos Worldwide, Inc.	371	10,870
*	Landec Corp.	3,300	28,347
*	Lesco, Inc.	3,300	51,612
	Louisiana-Pacific Corp.	137,700	3,340,602
	Lubrizol Corp.	69,200	2,797,064
	Lyondell Chemical Co.	216,555	5,240,631
#	Martin Marietta Materials, Inc.	24,300	2,223,693
*	Material Sciences Corp.	4,700	52,123
	MeadWestavco Corp.	269,200	7,376,080
	Minerals Technologies, Inc.	26,800	1,563,512
	Monsanto Co.	118,700	9,989,792
	Myers Industries, Inc.	45,250	719,475
	NewMarket Corp.	8,800	425,920
	Newmont Mining Corp.	2,294	119,632
#	NL Industries, Inc.	14,500	172,695
	NN, Inc.	18,800	244,776
*	Northern Technologies International Corp.	300	1,995
*	Northwest Pipe Co.	500	13,390
	Nucor Corp.	71,600	7,537,332
	Olympic Steel, Inc.	2,500	83,300
* #	OM Group, Inc.	19,000	601,920
*	Oregon Steel Mills, Inc.	12,600	591,318
*	Owens-Illinois, Inc.	27,100	460,700
*	Pactiv Corp.	1,800	44,406
	Penford Corp.	9,600	132,192
	Phelps Dodge Corp.	141,600	12,133,704
*	PolyOne Corp.	19,400	183,330
	Pope & Talbot, Inc.	500	3,110
	Quaker Chemical Corp.	9,300	159,216
	Quanex Corp.	27,225	1,070,487
#	Reliance Steel & Aluminum Co.	30,300	2,442,483
	Rock-Tenn Co. Class A	30,300	468,741
	Rohm & Haas Co.	700	35,287
	Rotonics Manufacturing, Inc.	5,700	16,815
	RPM International, Inc.	137,600	2,563,488
* #	RTI International Metals, Inc.	18,200	1,092,910
	Ryerson, Inc.	22,300	582,030
	Schnitzer Steel Industries, Inc. Class A	28,300	1,014,272

28

		Shares	Value†
	Schulman (A.), Inc.	26,800	$647,220
	Schweitzer-Maudoit International, Inc.	18,300	464,271
#	Sealed Air Corp.	1,500	77,355
#	Sensient Technologies Corp.	50,400	1,017,072
*	Smurfit-Stone Container Corp.	201,645	2,413,691
	Spartech Corp.	38,200	877,072
#	Steel Dynamics, Inc.	54,100	3,142,669
	Steel Technologies, Inc.	13,300	249,508
	Stepan Co.	4,700	144,290
*	Stillwater Mining Co.	26,600	365,218
	Summa Industries, Inc.	2,200	20,922
	Temple-Inland, Inc.	77,000	3,311,770
* #	Terra Industries, Inc.	62,100	463,887
	Texas Industries, Inc.	23,500	1,150,795
	Tronox, Inc. Class A	900	11,682
	Tronox, Inc. Class B	16,108	208,276
*	U.S. Concrete, Inc.	10,400	128,752
	United States Steel Corp.	151,500	10,056,570
*	Universal Stainless & Alloy Products, Inc.	170	4,522
	Valhi, Inc.	105,400	2,633,946
	Wausau Paper Corp.	64,800	866,376
#	Wellman, Inc.	23,300	101,821
	Weyerhaeuser Co.	349,500	22,354,020
	Worthington Industries, Inc.	93,000	1,583,790
* #	Zoltek Companies, Inc.	16,800	471,240
Total Materials			180,504,956

Other — (0.0%)
* #	AstroPower, Inc.	2,200	0
* #	ePresence, Inc. Escrow Shares	6,400	192
*	Pelican Financial Escrow Shares	300	0
*	IMPATH, Inc.	600	0
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Real Estate Investment Trusts — (0.1%)
	Jones Lang LaSalle, Inc.	600	47,706
*	Kennedy-Wilson, Inc.	900	14,400
	Longview Fibre Co.	53,300	1,361,282
*	Stratus Properties, Inc.	500	12,500
*	Trammell Crow Co.	27,700	959,251
*	Wilshire Enterprises, Inc.	600	5,250
Total Real Estate Investment Trusts			2,400,389

Telecommunication Services — (6.2%)
*	@Road, Inc.	27,800	153,734
#	Alltel Corp.	400	24,740
* #	American Tower Corp.	63,600	1,969,692
	AT&T, Inc.	4,301,383	112,094,041
* #	Boston Communications Group, Inc.	300	375
* #	Broadwing Corp.	14,800	168,720
	CenturyTel, Inc.	3,100	110,825
	Citizens Communications Co.	127,000	1,610,360
	CT Communications, Inc.	20,141	327,090
	D&E Communications, Inc.	15,568	181,367

29

		Shares	Value†
*	Embarq Corp.	71,729	$2,988,947
*	General Communications, Inc. Class A	15,980	209,018
	Hector Communications Corp.	200	5,980
*	IDT Corp.	6,935	95,148
*	IDT Corp. Class B	27,500	380,600
*	LCC International, Inc. Class A	8,300	31,208
*	Leap Wireless International, Inc.	48,884	2,142,586
* #	Level 3 Communications, Inc.	36,400	180,908
* #	Premiere Global Services, Inc.	3,900	29,250
*	Price Communications Corp.	15,838	258,635
* #	Qwest Communications International, Inc.	97,600	684,176
	Sprint Nextel Corp.	1,660,186	35,212,545
*	SunCom Wireless Holdings, Inc.	26,200	41,658
	SureWest Communications	17,050	330,088
*	TALK America Holdings, Inc.	13,100	102,180
	Telephone & Data Systems, Inc.	72,800	2,837,744
	Telephone & Data Systems, Inc. Special Shares	45,300	1,732,725
*	Time Warner Telecom, Inc.	6,998	106,580
*	United States Cellular Corp.	40,400	2,424,000
	Verizon Communications, Inc.	1,246,300	38,897,023
*	Wireless Facilities, Inc.	17,500	65,100
Total Telecommunication Services			205,397,043

Utilities — (0.2%)
	Connecticut Water Services, Inc.	8,800	204,688
	New Jersey Resources Corp.	24,900	1,118,508
	Questar Corp.	36,700	2,704,423
*	Reliant Energy, Inc.	227,800	2,653,870
	South Jersey Industries, Inc.	35,900	964,274
	Southern Union Co.	1	0
Total Utilities			7,645,763
TOTAL COMMON STOCKS			2,985,962,993

RIGHTS/WARRANTS — (0.0%)
* #	First Bank of Delaware Rights 06/19/06	235	19
* #	RCN Corp. Warrants 12/21/06	8	0
TOTAL RIGHTS/WARRANTS			19

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (9.6%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $108,735,000 FNMA 7.297%(r), 12/01/35, valued at $93,667,674) to be repurchased at $90,948,789	$90,936	90,936,083
@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $278,910,364 FHLMC 4.213%, 02/01/35 & 4.456%, 03/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/18 to 05/01/36, valued at $206,487,625) to be repurchased at $199,631,381	199,603	199,603,437

30

	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $23,347,000 FHLMC Notes 4.00%, 09/22/09, valued at $26,498,845) to be repurchased at $26,110,532	$26,107	$26,107,000
TOTAL TEMPORARY CASH INVESTMENTS		316,646,520

TOTAL INVESTMENTS - (100.0%)
(Cost $2,446,913,939)		$3,302,609,532

See accompanying Notes to Financial Statements.

31

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:  August 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:  August 3, 2006

By:	/s/Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Investment Group Inc.

Date:  August 3, 2006